Quarterly Report
September 30, 2022
SPDR® Series Trust
Equity Funds
Fixed Income Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 98.8%
Acadia Realty Trust REIT	162,196	$2,046,914
Agree Realty Corp. REIT	136,340	9,213,857
Alexandria Real Estate Equities, Inc. REIT	253,650	35,559,193
American Assets Trust, Inc. REIT	88,890	2,286,251
American Homes 4 Rent Class A REIT	516,814	16,956,667
Americold Realty Trust, Inc. REIT	460,095	11,318,337
Apartment Income REIT Corp.	263,346	10,170,423
Apartment Investment & Management Co. Class A REIT	259,893	1,897,219
Apple Hospitality REIT, Inc.	363,602	5,112,244
Ashford Hospitality Trust, Inc. REIT (a) (b)	59,286	403,738
AvalonBay Communities, Inc. REIT	238,825	43,989,177
Boston Properties, Inc. REIT	243,676	18,268,390
Brandywine Realty Trust REIT	293,042	1,978,033
Brixmor Property Group, Inc. REIT	511,885	9,454,516
Broadstone Net Lease, Inc. REIT	295,689	4,592,050
Camden Property Trust REIT	181,975	21,736,914
CareTrust REIT, Inc.	165,753	3,001,787
Centerspace REIT	26,310	1,771,189
Chatham Lodging Trust REIT (a) (b)	83,902	828,113
City Office REIT, Inc.	71,499	712,845
Community Healthcare Trust, Inc. REIT	39,836	1,304,629
Corporate Office Properties Trust REIT	192,000	4,460,160
Cousins Properties, Inc. REIT	258,656	6,039,618
CubeSmart REIT	383,446	15,360,847
DiamondRock Hospitality Co. REIT	360,264	2,705,583
Digital Realty Trust, Inc. REIT	490,947	48,692,123
Diversified Healthcare Trust REIT	411,031	406,962
Douglas Emmett, Inc. REIT	300,283	5,384,074
Duke Realty Corp. REIT	657,622	31,697,380
Easterly Government Properties, Inc. REIT (b)	155,105	2,446,006
EastGroup Properties, Inc. REIT	74,446	10,745,536
Empire State Realty Trust, Inc. Class A REIT	227,768	1,494,158
EPR Properties REIT	128,113	4,594,132
Equinix, Inc. REIT	155,516	88,463,721
Equity Commonwealth REIT	190,016	4,628,790
Equity LifeStyle Properties, Inc. REIT	298,817	18,777,660
Security Description	Shares	Value
Equity Residential REIT	578,246	$38,869,696
Essential Properties Realty Trust, Inc. REIT	241,210	4,691,534
Essex Property Trust, Inc. REIT	111,276	26,954,385
Extra Space Storage, Inc. REIT	228,746	39,506,722
Federal Realty Investment Trust REIT	124,349	11,206,332
First Industrial Realty Trust, Inc. REIT	225,633	10,110,615
Four Corners Property Trust, Inc. REIT	139,136	3,365,700
Franklin Street Properties Corp. REIT (b)	157,835	415,106
Getty Realty Corp. REIT	72,677	1,954,285
Global Medical REIT, Inc.	105,832	901,689
Global Net Lease, Inc. REIT	177,108	1,886,200
Healthcare Realty Trust, Inc. REIT	650,087	13,554,314
Healthpeak Properties, Inc. REIT	921,726	21,125,960
Hersha Hospitality Trust Class A REIT	56,232	448,731
Highwoods Properties, Inc. REIT	179,696	4,844,604
Host Hotels & Resorts, Inc. REIT	1,221,118	19,391,354
Hudson Pacific Properties, Inc. REIT (b)	244,813	2,680,702
Independence Realty Trust, Inc. REIT	378,941	6,339,683
Industrial Logistics Properties Trust REIT	112,443	618,437
Innovative Industrial Properties, Inc. REIT	47,820	4,232,070
Invitation Homes, Inc. REIT	990,498	33,449,117
JBG SMITH Properties REIT (b)	169,978	3,158,191
Kilroy Realty Corp. REIT	179,675	7,566,114
Kimco Realty Corp. REIT	1,056,491	19,449,999
Kite Realty Group Trust REIT	374,287	6,445,222
Life Storage, Inc. REIT	144,141	15,965,057
LTC Properties, Inc. REIT	69,215	2,592,102
LXP Industrial Trust REIT	478,153	4,379,881
Macerich Co. REIT	366,909	2,913,257
Medical Properties Trust, Inc. REIT (b)	1,023,175	12,134,855
Mid-America Apartment Communities, Inc. REIT	197,179	30,576,548
National Health Investors, Inc. REIT	76,269	4,311,487
National Retail Properties, Inc. REIT	302,512	12,058,128
National Storage Affiliates Trust REIT	145,818	6,063,112
Necessity Retail REIT, Inc. (b)	227,627	1,338,447
NETSTREIT Corp.	86,028	1,532,159
NexPoint Residential Trust, Inc. REIT	38,999	1,802,144

See accompanying notes to Schedule of Investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Office Properties Income Trust REIT	82,794	$1,163,256
Omega Healthcare Investors, Inc. REIT	399,888	11,792,697
Orion Office REIT, Inc.	97,302	851,393
Paramount Group, Inc. REIT	288,735	1,798,819
Park Hotels & Resorts, Inc. REIT	384,104	4,325,011
Pebblebrook Hotel Trust REIT	224,564	3,258,424
Piedmont Office Realty Trust, Inc. Class A REIT	210,760	2,225,626
Plymouth Industrial REIT, Inc.	61,652	1,036,370
Prologis, Inc. REIT	1,264,699	128,493,418
Public Storage REIT	269,855	79,016,243
Realty Income Corp. REIT	1,054,958	61,398,556
Regency Centers Corp. REIT	263,115	14,168,743
Retail Opportunity Investments Corp. REIT	212,743	2,927,344
Rexford Industrial Realty, Inc. REIT	292,239	15,196,428
RLJ Lodging Trust REIT	278,055	2,813,917
RPT Realty REIT	143,754	1,086,780
Ryman Hospitality Properties, Inc. REIT	94,175	6,930,338
Service Properties Trust REIT	282,104	1,464,120
Simon Property Group, Inc. REIT	559,180	50,186,405
SITE Centers Corp. REIT	318,075	3,406,583
SL Green Realty Corp. REIT	109,877	4,412,660
Spirit Realty Capital, Inc. REIT	232,948	8,423,400
STAG Industrial, Inc. REIT	306,126	8,703,162
STORE Capital Corp. REIT	453,872	14,219,810
Summit Hotel Properties, Inc. REIT	182,578	1,226,924
Sun Communities, Inc. REIT	210,655	28,507,941
Sunstone Hotel Investors, Inc. REIT	362,711	3,416,738
Tanger Factory Outlet Centers, Inc. REIT	178,238	2,438,296
Terreno Realty Corp. REIT	113,572	6,018,180
UDR, Inc. REIT	521,747	21,762,067
UMH Properties, Inc. REIT (b)	86,840	1,402,466
Universal Health Realty Income Trust REIT	21,827	943,145
Security Description	Shares	Value
Urban Edge Properties REIT (b)	200,632	$2,676,431
Ventas, Inc. REIT	682,835	27,429,482
Veris Residential, Inc. REIT (a)	135,390	1,539,384
Vornado Realty Trust REIT	275,146	6,372,381
Washington Real Estate Investment Trust	149,336	2,622,340
Welltower, Inc. REIT	791,537	50,911,660
WP Carey, Inc. REIT	354,534	24,746,473
Xenia Hotels & Resorts, Inc. REIT	195,289	2,693,035
TOTAL COMMON STOCKS (Cost $1,967,450,700)		1,441,339,621
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	9,917,484	9,919,467
State Street Navigator Securities Lending Portfolio II (e) (f)	14,323,578	14,323,578
TOTAL SHORT-TERM INVESTMENTS (Cost $24,241,835)		24,243,045
TOTAL INVESTMENTS — 100.5% (Cost $1,991,692,535)		1,465,582,666
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(7,449,268)
NET ASSETS — 100.0%		$1,458,133,398
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	516	12/16/2022	$18,398,714	$16,393,320	$(2,005,394)
See accompanying notes to Schedule of Investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,441,339,621	$—	$—	$1,441,339,621
Short-Term Investments	24,243,045	—	—	24,243,045
TOTAL INVESTMENTS	$1,465,582,666	$—	$—	$1,465,582,666
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	(2,005,394)	—	—	(2,005,394)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,005,394)	$—	$—	$(2,005,394)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,087,611	$6,087,002	$54,247,440	$50,420,628	$4,442	$1,211	9,917,484	$9,919,467	$102,290
State Street Navigator Securities Lending Portfolio II	7,123,081	7,123,081	345,888,056	338,687,559	—	—	14,323,578	14,323,578	9,366
Total		$13,210,083	$400,135,496	$389,108,187	$4,442	$1,211		$24,243,045	$111,656
See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
COMMERCIAL SERVICES & SUPPLIES — 0.8%
ACV Auctions, Inc. Class A (a) (b)	112,285	$807,329
COMMUNICATIONS EQUIPMENT — 2.8%
Inseego Corp. (a) (b)	349,028	722,488
Ubiquiti, Inc. (b)	7,485	2,197,296
		2,919,784
CONSUMER FINANCE — 0.7%
LendingTree, Inc. (a)	19,738	470,949
Upstart Holdings, Inc. (a) (b)	13,678	284,365
		755,314
DIVERSIFIED CONSUMER SERVICES — 2.1%
Duolingo, Inc. (a)	23,042	2,194,290
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Advanced Energy Industries, Inc.	25,442	1,969,465
ENTERTAINMENT — 6.6%
DouYu International Holdings, Ltd. ADR (a)	826,078	826,078
HUYA, Inc. ADR (a)	288,677	640,863
iQIYI, Inc. ADR (a) (b)	431,668	1,169,820
Netflix, Inc. (a)	3,597	846,878
ROBLOX Corp. Class A (a) (b)	19,062	683,182
Roku, Inc. (a) (b)	9,660	544,824
Spotify Technology SA (a)	9,475	817,693
Tencent Music Entertainment Group ADR (a)	325,302	1,320,726
		6,850,064
HEALTH CARE TECHNOLOGY — 4.6%
American Well Corp. Class A (a)	353,522	1,269,144
Doximity, Inc. Class A (a) (b)	40,937	1,237,116
GoodRx Holdings, Inc. Class A (a) (b)	55,205	257,807
OptimizeRx Corp. (a)	38,520	570,867
Veeva Systems, Inc. Class A (a)	8,331	1,373,615
		4,708,549
HOUSEHOLD DURABLES — 1.3%
Vuzix Corp. (a) (b)	230,749	1,336,037
INTERACTIVE MEDIA & SERVICES — 15.8%
Alphabet, Inc. Class A (a)	14,906	1,425,759
Angi, Inc. (a) (b)	231,009	681,476
Cargurus, Inc. (a)	61,824	876,046
fuboTV, Inc. (a) (b)	123,873	439,749
Hello Group, Inc. ADR	246,050	1,136,751
JOYY, Inc. ADR	43,323	1,126,398
Meta Platforms, Inc. Class A (a)	6,653	902,679
Pinterest, Inc. Class A (a)	59,187	1,379,057
Snap, Inc. Class A (a)	43,369	425,884
Twitter, Inc. (a)	48,371	2,120,585
VTEX Class A (a)	139,627	516,620
Yandex NV Class A (a) (c)	41,307	—
Yelp, Inc. (a)	61,244	2,076,784
Security Description	Shares	Value
Zhihu, Inc. ADR (a) (b)	345,746	$366,491
Ziff Davis, Inc. (a)	20,713	1,418,426
ZoomInfo Technologies, Inc. (a)	34,602	1,441,519
		16,334,224
INTERNET & DIRECT MARKETING RETAIL — 1.2%
Fiverr International, Ltd. (a) (b)	17,321	529,849
Quotient Technology, Inc. (a)	302,153	697,974
		1,227,823
IT SERVICES — 2.8%
Okta, Inc. (a)	9,835	559,317
Shopify, Inc. Class A (a)	15,080	406,255
SS&C Technologies Holdings, Inc.	28,267	1,349,749
Twilio, Inc. Class A (a)	8,338	576,489
		2,891,810
MEDIA — 0.8%
Magnite, Inc. (a)	127,052	834,732
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.5%
Compass, Inc. Class A (a) (b)	213,494	495,306
Zillow Group, Inc. Class C (a)	36,601	1,047,155
		1,542,461
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.3%
ACM Research, Inc. Class A (a) (b)	85,996	1,071,510
Advanced Micro Devices, Inc. (a)	15,963	1,011,416
Ichor Holdings, Ltd. (a)	49,300	1,193,553
MaxLinear, Inc. (a)	29,430	960,007
NVIDIA Corp.	7,285	884,326
Onto Innovation, Inc. (a)	23,937	1,533,165
SolarEdge Technologies, Inc. (a)	7,150	1,654,939
Universal Display Corp.	13,976	1,318,635
		9,627,551
SOFTWARE — 47.6%
Agora, Inc. ADR (a)	118,142	428,855
Alkami Technology, Inc. (a) (b)	100,393	1,510,915
Appfolio, Inc. Class A (a)	18,120	1,897,526
AppLovin Corp. Class A (a) (b)	24,346	474,503
Asana, Inc. Class A (a) (b)	32,513	722,764
Avalara, Inc. (a)	15,320	1,406,376
Bill.Com Holdings, Inc. (a)	8,621	1,141,162
Blackline, Inc. (a)	20,855	1,249,214
Blend Labs, Inc. Class A (a)	268,669	593,758
Check Point Software Technologies, Ltd. (a)	19,998	2,240,176
Cleanspark, Inc. (a) (b)	164,372	522,703
Coupa Software, Inc. (a)	14,181	833,843
Crowdstrike Holdings, Inc. Class A (a)	11,100	1,829,391
CyberArk Software, Ltd. (a)	14,455	2,167,383
Datadog, Inc. Class A (a)	12,599	1,118,539
Digital Turbine, Inc. (a)	41,377	596,243
DocuSign, Inc. (a)	15,231	814,402
Everbridge, Inc. (a)	35,045	1,082,190
ironSource, Ltd. Class A (a)	271,293	933,248

See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
JFrog, Ltd. (a)	72,248	$1,597,403
Monday.com, Ltd. (a)	7,196	815,595
nCino, Inc. (a) (b)	40,125	1,368,664
ON24, Inc. (a)	131,452	1,156,778
OneConnect Financial Technology Co., Ltd. ADR (a)	845,075	610,144
Pagerduty, Inc. (a)	64,020	1,476,941
Palantir Technologies, Inc. Class A (a)	116,475	946,942
Paycom Software, Inc. (a)	5,214	1,720,568
Qualys, Inc. (a)	16,739	2,333,249
Rapid7, Inc. (a)	18,984	814,414
SentinelOne, Inc. Class A (a)	43,807	1,119,707
Smartsheet, Inc. Class A (a)	31,113	1,069,043
Sumo Logic, Inc. (a)	160,534	1,204,005
Tenable Holdings, Inc. (a)	46,479	1,617,469
Trade Desk, Inc. Class A (a)	23,430	1,399,942
UiPath, Inc. Class A (a) (b)	50,096	631,710
Upland Software, Inc. (a)	113,164	920,023
Varonis Systems, Inc. (a)	44,099	1,169,505
Workday, Inc. Class A (a)	7,876	1,198,885
Xperi Holding Corp.	110,192	1,558,115
Yext, Inc. (a)	213,952	954,226
Zoom Video Communications, Inc. Class A (a)	11,881	874,323
Zscaler, Inc. (a)	7,248	1,191,354
		49,312,196
TOTAL COMMON STOCKS (Cost $233,678,639)		103,311,629
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (d) (e)	251,924	251,974
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	9,632,728	$9,632,728
TOTAL SHORT-TERM INVESTMENTS (Cost $9,884,654)		9,884,702
TOTAL INVESTMENTS — 109.3% (Cost $243,563,293)		113,196,331
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.3)%		(9,623,210)
NET ASSETS — 100.0%		$103,573,121
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$103,311,629	$—	$0(a)	$103,311,629
Short-Term Investments	9,884,702	—	—	9,884,702
TOTAL INVESTMENTS	$113,196,331	$—	$0	$113,196,331
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2022.
See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	182,667	$182,649	$3,073,532	$3,004,267	$11	$49	251,924	$251,974	$1,306
State Street Navigator Securities Lending Portfolio II	10,604,316	10,604,316	19,621,596	20,593,184	—	—	9,632,728	9,632,728	123,807
Total		$10,786,965	$22,695,128	$23,597,451	$11	$49		$9,884,702	$125,113
See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 2.1%
BHP Group, Ltd.	24,926	$617,328
National Australia Bank, Ltd. (a)	31,807	589,173
Rio Tinto PLC	11,536	630,489
		1,836,990
BELGIUM — 0.7%
Anheuser-Busch InBev SA/NV	13,071	598,570
BRAZIL — 0.7%
Petroleo Brasileiro SA Preference Shares ADR	17,814	197,379
Petroleo Brasileiro SA Preference Shares	69,578	383,339
		580,718
CANADA — 1.3%
Nutrien, Ltd.	6,862	575,309
Royal Bank of Canada (a)	6,634	600,466
		1,175,775
CHINA — 4.1%
Alibaba Group Holding, Ltd. ADR (b)	7,023	561,770
China Construction Bank Corp. Class H	1,061,288	613,797
China Petroleum & Chemical Corp. Class H	1,444,147	619,979
Industrial & Commercial Bank of China, Ltd. Class H	1,300,110	609,486
PetroChina Co., Ltd. Class H	1,456,458	597,434
Tencent Holdings, Ltd.	16,606	563,554
		3,566,020
DENMARK — 0.6%
Vestas Wind Systems A/S	26,402	492,635
FINLAND — 0.7%
Sampo Oyj Class A	14,084	603,774
FRANCE — 6.0%
Air Liquide SA	5,264	606,242
BNP Paribas SA	13,283	567,418
Carrefour SA	39,153	545,234
Cie de Saint-Gobain	15,585	565,674
Engie SA	50,611	587,139
LVMH Moet Hennessy Louis Vuitton SE	991	592,596
Societe Generale SA	27,243	544,848
TotalEnergies SE	12,975	613,621
Vinci SA	6,857	558,691
		5,181,463
GERMANY — 4.7%
Allianz SE	3,835	607,876
BASF SE	14,870	576,869
Deutsche Bank AG	72,393	542,253
E.ON SE	71,150	550,368
Mercedes-Benz Group AG	11,471	588,286
Security Description	Shares	Value
SAP SE	7,467	$615,341
Siemens AG	6,158	610,507
		4,091,500
HONG KONG — 0.7%
CLP Holdings, Ltd.	77,827	588,419
INDIA — 1.4%
Infosys, Ltd. ADR	35,595	604,047
Reliance Industries, Ltd. GDR (c)	1,054	61,659
Reliance Industries, Ltd.	18,019	526,663
		1,192,369
ITALY — 1.4%
Assicurazioni Generali SpA	43,252	594,053
UniCredit SpA	62,007	635,272
		1,229,325
JAPAN — 10.1%
Bridgestone Corp.	17,767	573,105
Canon, Inc.	27,981	613,187
Honda Motor Co., Ltd.	25,105	544,091
Komatsu, Ltd.	31,947	576,280
Mitsubishi Corp.	21,180	580,623
Mitsubishi UFJ Financial Group, Inc.	127,048	571,845
Mitsui & Co., Ltd.	28,673	611,910
Mizuho Financial Group, Inc.	56,422	609,067
Nippon Steel Corp.	40,618	563,059
Panasonic Holdings Corp. (a)	82,064	575,176
Seven & i Holdings Co., Ltd.	15,784	633,127
SoftBank Group Corp.	16,856	570,620
Sony Group Corp.	8,596	551,469
Takeda Pharmaceutical Co., Ltd.	23,601	614,218
Toyota Motor Corp.	43,900	568,976
		8,756,753
LUXEMBOURG — 0.6%
ArcelorMittal SA	28,193	570,752
MEXICO — 0.7%
America Movil SAB de CV Series L	747,821	618,489
Sitios Latinoamerica SAB de CV (a)(b)	37,391	16,717
		635,206
NETHERLANDS — 0.7%
Shell PLC (d)	4,230	106,078
Shell PLC (d)	20,321	510,328
		616,406
RUSSIA — 0.0% (e)
Gazprom PJSC ADR (b)(f)	78,668	—
SOUTH AFRICA — 2.0%
Anglo American PLC	19,158	585,016
MTN Group, Ltd.	83,858	559,349
Naspers, Ltd. Class N	4,503	567,066
		1,711,431

See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd. GDR	425	$391,850
Samsung Electronics Co., Ltd.	5,553	206,098
		597,948
SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA	133,267	603,229
Banco Santander SA	255,073	599,093
Telefonica SA	163,565	540,958
		1,743,280
SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson Class B (a)	86,733	511,840
SWITZERLAND — 2.6%
ABB, Ltd.	22,805	597,784
Credit Suisse Group AG (b)	120,539	486,932
Novartis AG	7,868	603,780
UBS Group AG	39,444	580,088
		2,268,584
TAIWAN — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,084	554,239
UNITED KINGDOM — 4.7%
AstraZeneca PLC	5,340	592,766
BAE Systems PLC	71,477	630,179
BP PLC	124,370	601,291
HSBC Holdings PLC	106,793	557,082
National Grid PLC	52,349	544,050
Tesco PLC	233,707	539,514
Vodafone Group PLC	516,835	583,405
		4,048,287
UNITED STATES — 49.6%
3M Co.	5,205	575,153
Abbott Laboratories	6,008	581,334
Accenture PLC Class A	2,232	574,294
Adobe, Inc. (b)	1,620	445,824
Alphabet, Inc. Class A (b)	3,084	294,985
Alphabet, Inc. Class C (b)	2,689	258,547
Amazon.com, Inc. (b)	4,881	551,553
American Express Co.	4,124	556,369
American International Group, Inc.	11,778	559,219
Amgen, Inc.	2,583	582,208
Apple, Inc.	4,053	560,125
AT&T, Inc.	37,804	579,913
Bank of America Corp.	18,622	562,384
Bank of New York Mellon Corp.	14,690	565,859
Baxter International, Inc.	10,895	586,805
Berkshire Hathaway, Inc. Class B (b)	2,272	606,669
Boeing Co. (b)	4,074	493,280
Booking Holdings, Inc. (b)	321	527,470
Security Description	Shares	Value
Carnival Corp. (b)	62,445	$438,988
Caterpillar, Inc.	3,392	556,559
Chevron Corp.	4,018	577,266
Cisco Systems, Inc.	14,216	568,640
Coca-Cola Co.	10,385	581,768
Colgate-Palmolive Co.	8,285	582,021
ConocoPhillips	5,826	596,233
CVS Health Corp.	6,376	608,079
Deere & Co.	1,695	565,944
Duke Energy Corp.	5,858	544,911
DuPont de Nemours, Inc.	11,157	562,313
eBay, Inc.	14,441	531,573
Exxon Mobil Corp.	6,695	584,540
FedEx Corp.	3,090	458,772
General Electric Co.	8,743	541,279
Gilead Sciences, Inc.	9,983	615,851
Goldman Sachs Group, Inc.	1,878	550,348
GSK PLC	41,574	606,009
Home Depot, Inc.	2,155	594,651
Honeywell International, Inc.	3,323	554,841
Howmet Aerospace, Inc.	17,845	551,946
HP, Inc.	22,943	571,740
Intel Corp.	20,640	531,893
International Business Machines Corp.	5,002	594,288
Johnson & Johnson	3,879	633,673
JPMorgan Chase & Co.	5,450	569,525
McDonald's Corp.	2,489	574,312
Medtronic PLC	7,254	585,761
Merck & Co., Inc.	7,408	637,977
Meta Platforms, Inc. Class A (b)	3,797	515,177
Microsoft Corp.	2,443	568,975
Mondelez International, Inc. Class A	10,578	579,992
Nestle SA	5,594	608,591
Netflix, Inc. (b)	2,805	660,409
NextEra Energy, Inc.	7,164	561,729
NIKE, Inc. Class B	5,830	484,590
NVIDIA Corp.	4,500	546,255
PayPal Holdings, Inc. (b)	6,691	575,894
Pfizer, Inc.	13,546	592,773
Philip Morris International, Inc.	6,668	553,511
Procter & Gamble Co.	4,661	588,451
QUALCOMM, Inc.	4,889	552,359
Raytheon Technologies Corp.	7,329	599,952
Roche Holding AG	1,926	632,933
Schlumberger NV	16,427	589,729
Simon Property Group, Inc. REIT	6,263	562,104
Southwest Airlines Co. (b)	16,680	514,411
Starbucks Corp.	7,353	619,564
Tesla, Inc. (b)	2,146	569,227
Travelers Cos., Inc.	3,936	602,995
Union Pacific Corp.	2,786	542,769
United Parcel Service, Inc. Class B	3,227	521,290
UnitedHealth Group, Inc.	1,232	622,209

See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Verizon Communications, Inc.	15,338	$582,384
Visa, Inc. Class A	3,148	559,242
Walmart, Inc.	4,721	612,314
Walt Disney Co. (b)	5,614	529,569
Wells Fargo & Co.	14,319	575,910
Williams Cos., Inc.	19,795	566,731
		43,125,731
TOTAL COMMON STOCKS (Cost $89,556,747)		86,278,015

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (g)(h)	93,559	93,559
State Street Navigator Securities Lending Portfolio II (i)(j)	1,606,469	1,606,469
TOTAL SHORT-TERM INVESTMENTS (Cost $1,700,028)		1,700,028
TOTAL INVESTMENTS — 101.2% (Cost $91,256,775)		87,978,043
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(1,082,555)
NET ASSETS — 100.0%		$86,895,488
(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	2	12/16/2022	$412,994	$360,150	$(52,844)
MSCI EAFE Index (long)	3	12/16/2022	281,083	249,090	(31,993)
					$(84,837)
See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$86,278,015	$—	$0(a)	$86,278,015
Short-Term Investments	1,700,028	—	—	1,700,028
TOTAL INVESTMENTS	$87,978,043	$—	$0	$87,978,043
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(84,837)	—	—	(84,837)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(84,837)	$—	$—	$(84,837)
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of September 30, 2022

% of Net Assets
Financials	18.0%
Industrials	13.5
Information Technology	11.7
Consumer Discretionary	11.5
Health Care	10.5
Energy	8.2
Communication Services	7.9
Consumer Staples	7.4
Materials	6.1
Utilities	3.9
Real Estate	0.6
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	66,021	$66,021	$1,502,612	$1,475,074	$—	$—	93,559	$93,559	$1,006
State Street Navigator Securities Lending Portfolio II	1,204,785	1,204,785	4,517,770	4,116,086	—	—	1,606,469	1,606,469	2,190
Total		$1,270,806	$6,020,382	$5,591,160	$—	$—		$1,700,028	$3,196
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 2.8%
Tesla, Inc. (a)	33,880	$8,986,670
CONSTRUCTION & ENGINEERING — 6.1%
Arcosa, Inc.	152,908	8,743,280
ReneSola, Ltd. ADR (a)	963,658	4,856,836
Valmont Industries, Inc.	21,984	5,905,342
		19,505,458
DIVERSIFIED CONSUMER SERVICES — 2.6%
ADT, Inc.	1,117,150	8,367,453
ELECTRIC UTILITIES — 15.0%
ALLETE, Inc.	134,090	6,711,204
Avangrid, Inc. (b)	177,480	7,400,916
Centrais Eletricas Brasileiras SA ADR (b)	951,851	7,643,364
Cia Paranaense de Energia ADR	1,043,799	6,189,726
Constellation Energy Corp.	127,162	10,578,607
Enel Chile SA ADR (b)	607,463	838,299
NextEra Energy, Inc.	104,837	8,220,269
		47,582,385
ELECTRICAL EQUIPMENT — 22.6%
American Superconductor Corp. (a)	271,834	1,190,633
Array Technologies, Inc. (a)	610,872	10,128,258
Ballard Power Systems, Inc. (a) (b)	1,105,185	6,763,732
Bloom Energy Corp. Class A (a)	440,751	8,810,613
FuelCell Energy, Inc. (a) (b)	2,022,871	6,897,990
Generac Holdings, Inc. (a)	28,252	5,032,811
Plug Power, Inc. (a) (b)	444,044	9,329,364
Shoals Technologies Group, Inc. Class A (a)	442,202	9,529,453
Sunrun, Inc. (a)	297,991	8,221,572
TPI Composites, Inc. (a)	534,392	6,027,942
		71,932,368
GAS UTILITIES — 2.2%
New Jersey Resources Corp.	177,316	6,862,129
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 13.0%
AES Corp.	370,521	8,373,774
Altus Power, Inc. (a)	377,776	4,159,314
Atlantica Sustainable Infrastructure PLC	239,587	6,301,138
Azure Power Global, Ltd. (a) (b)	175,369	971,544
Montauk Renewables, Inc. (a)	169,261	2,951,912
Ormat Technologies, Inc. (b)	99,244	8,554,833
Sunnova Energy International, Inc. (a) (b)	366,912	8,101,417
TransAlta Corp.	202,899	1,791,598
		41,205,530
INDUSTRIAL CONGLOMERATES — 2.1%
General Electric Co.	106,237	6,577,133
Security Description	Shares	Value
MACHINERY — 2.9%
Cummins, Inc.	38,549	$7,845,107
Hyster-Yale Materials Handling, Inc.	56,246	1,209,851
		9,054,958
MULTI-UTILITIES — 4.2%
Algonquin Power & Utilities Corp. (b)	563,204	6,144,556
Consolidated Edison, Inc.	84,886	7,279,823
		13,424,379
OIL, GAS & CONSUMABLE FUELS — 2.0%
Enbridge, Inc.	174,546	6,475,657
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 24.4%
Applied Materials, Inc.	50,307	4,121,653
Canadian Solar, Inc. (a)	236,313	8,802,659
Daqo New Energy Corp. ADR (a)	129,414	6,869,295
Enphase Energy, Inc. (a)	40,226	11,161,508
First Solar, Inc. (a)	114,857	15,192,135
JinkoSolar Holding Co., Ltd. ADR (a) (b)	125,476	6,950,116
Maxeon Solar Technologies, Ltd. (a) (b)	349,677	8,311,822
SolarEdge Technologies, Inc. (a)	27,577	6,382,973
SunPower Corp. (a) (b)	430,559	9,920,079
		77,712,240
TOTAL COMMON STOCKS (Cost $367,442,067)		317,686,360
SHORT-TERM INVESTMENTS — 10.0%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	129,233	129,259
State Street Navigator Securities Lending Portfolio II (e) (f)	31,698,322	31,698,322
TOTAL SHORT-TERM INVESTMENTS (Cost $31,827,564)		31,827,581
TOTAL INVESTMENTS — 109.9% (Cost $399,269,631)		349,513,941
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(31,448,913)
NET ASSETS — 100.0%		$318,065,028
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$317,686,360	$—	$—	$317,686,360
Short-Term Investments	31,827,581	—	—	31,827,581
TOTAL INVESTMENTS	$349,513,941	$—	$—	$349,513,941

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	219,444	$219,422	$1,401,966	$1,492,086	$(66)	$23	129,233	$129,259	$987
State Street Navigator Securities Lending Portfolio II	22,471,653	22,471,653	52,617,311	43,390,642	—	—	31,698,322	31,698,322	63,836
Total		$22,691,075	$54,019,277	$44,882,728	$(66)	$23		$31,827,581	$64,823
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 54.9%
Aerojet Rocketdyne Holdings, Inc. (a)	15,305	$612,047
Astra Space, Inc. (a) (b)	271,041	165,606
Boeing Co. (a)	4,620	559,390
BWX Technologies, Inc.	8,580	432,175
Elbit Systems, Ltd.	1,423	270,612
General Dynamics Corp.	1,914	406,093
HEICO Corp.	4,397	633,080
Hexcel Corp.	11,060	572,023
Huntington Ingalls Industries, Inc.	2,067	457,841
L3Harris Technologies, Inc.	2,639	548,463
Lockheed Martin Corp.	1,455	562,052
Maxar Technologies, Inc.	21,853	409,088
Moog, Inc. Class A	6,188	435,326
Northrop Grumman Corp.	1,366	642,457
Raytheon Technologies Corp.	6,501	532,172
Rocket Lab USA, Inc. (a) (b)	133,006	541,334
TransDigm Group, Inc.	719	377,346
Virgin Galactic Holdings, Inc. (a) (b)	87,172	410,580
		8,567,685
COMMUNICATIONS EQUIPMENT — 2.3%
Viasat, Inc. (a)	11,891	359,465
CONTAINERS & PACKAGING — 1.9%
Ball Corp.	6,094	294,462
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
Iridium Communications, Inc. (a)	17,506	776,741
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 10.3%
Amphenol Corp. Class A	6,283	420,710
Coherent Corp. (a)	7,007	244,194
Teledyne Technologies, Inc. (a)	1,604	541,302
TTM Technologies, Inc. (a)	30,275	399,024
		1,605,230
ENERGY EQUIPMENT & SERVICES — 2.9%
TechnipFMC PLC (a)	53,110	449,311
INDUSTRIAL CONGLOMERATES — 3.5%
Honeywell International, Inc.	3,316	553,672
MACHINERY — 6.3%
ESCO Technologies, Inc.	5,619	412,660
Security Description	Shares	Value
Fortive Corp.	7,034	$410,082
Standex International Corp.	2,077	169,587
		992,329
PROFESSIONAL SERVICES — 10.4%
Jacobs Solutions, Inc.	3,321	360,295
KBR, Inc.	8,758	378,521
Leidos Holdings, Inc.	4,262	372,797
Planet Labs PBC (a) (b)	93,089	505,473
		1,617,086
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Analog Devices, Inc.	2,685	374,128
TOTAL COMMON STOCKS (Cost $18,885,466)		15,590,109
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	22,216	22,221
State Street Navigator Securities Lending Portfolio II (e) (f)	1,349,615	1,349,615
TOTAL SHORT-TERM INVESTMENTS (Cost $1,371,831)		1,371,836
TOTAL INVESTMENTS — 108.7% (Cost $20,257,297)		16,961,945
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(1,351,906)
NET ASSETS — 100.0%		$15,610,039
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,590,109	$—	$—	$15,590,109
Short-Term Investments	1,371,836	—	—	1,371,836
TOTAL INVESTMENTS	$16,961,945	$—	$—	$16,961,945

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	22,244	$22,242	$52,722	$52,749	$1	$5	22,216	$22,221	$151
State Street Navigator Securities Lending Portfolio II	148,294	148,294	3,472,227	2,270,906	—	—	1,349,615	1,349,615	4,403
Total		$170,536	$3,524,949	$2,323,655	$1	$5		$1,371,836	$4,554
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 31.8%
Aerojet Rocketdyne Holdings, Inc. (a)	11,987	$479,360
AeroVironment, Inc. (a)	5,445	453,895
Boeing Co. (a)	3,619	438,189
Elbit Systems, Ltd.	2,429	461,923
Embraer SA ADR (a)	37,174	319,696
General Dynamics Corp.	1,710	362,811
HEICO Corp.	3,444	495,867
Hexcel Corp.	8,664	448,102
Huntington Ingalls Industries, Inc.	1,847	409,111
Kaman Corp.	10,394	290,304
Kratos Defense & Security Solutions, Inc. (a)	33,730	342,697
L3Harris Technologies, Inc.	2,068	429,792
Lockheed Martin Corp.	1,139	439,984
Maxar Technologies, Inc.	17,117	320,430
Mercury Systems, Inc. (a)	6,361	258,257
Moog, Inc. Class A	5,948	418,442
Northrop Grumman Corp.	1,069	502,772
Parsons Corp. (a)	12,440	487,648
RADA Electronic Industries, Ltd. (a) (b)	40,423	389,274
Raytheon Technologies Corp.	5,092	416,831
Rocket Lab USA, Inc. (a) (b)	104,184	424,029
Textron, Inc.	7,448	433,921
V2X, Inc. (a)	6,583	233,038
		9,256,373
CAPITAL MARKETS — 1.4%
Carlyle Group, Inc.	16,200	418,608
COMMUNICATIONS EQUIPMENT — 10.0%
Cisco Systems, Inc.	11,249	449,960
F5, Inc. (a)	3,041	440,124
Gilat Satellite Networks, Ltd. (a) (b)	28,293	150,802
Juniper Networks, Inc.	16,704	436,308
NetScout Systems, Inc. (a)	14,396	450,883
Ondas Holdings, Inc. (a) (b)	35,300	130,610
Radware, Ltd. (a)	20,803	453,297
Viasat, Inc. (a)	13,565	410,070
		2,922,054
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
Iridium Communications, Inc. (a)	13,712	608,401
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.9%
908 Devices, Inc. (a)	24,977	410,872
Amphenol Corp. Class A	5,615	375,980
Mirion Technologies, Inc. (a) (b)	49,488	369,675
OSI Systems, Inc. (a)	5,860	422,272
Teledyne Technologies, Inc. (a)	1,256	423,862
		2,002,661
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Varex Imaging Corp. (a)	22,772	481,400
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 3.2%
Alphabet, Inc. Class C (a)	5,060	$486,519
Ziff Davis, Inc. (a)	6,500	445,120
		931,639
IT SERVICES — 4.9%
Akamai Technologies, Inc. (a)	5,015	402,805
Cloudflare, Inc. Class A (a)	9,177	507,580
Edgio, Inc. (a)	182,416	507,116
		1,417,501
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Bruker Corp.	7,854	416,733
MACHINERY — 1.5%
Fortive Corp.	6,287	366,532
Sarcos Technology & Robotics Corp. (a) (b)	28,645	63,592
		430,124
PROFESSIONAL SERVICES — 7.3%
ASGN, Inc. (a)	5,237	473,268
Jacobs Solutions, Inc.	3,788	410,960
KBR, Inc.	7,829	338,369
Leidos Holdings, Inc.	4,864	425,454
Planet Labs PBC (a) (b)	85,643	465,042
		2,113,093
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Broadcom, Inc.	894	396,945
SOFTWARE — 26.3%
A10 Networks, Inc.	32,063	425,476
BlackBerry, Ltd. (a)	82,430	387,421
Check Point Software Technologies, Ltd. (a)	3,945	441,919
Crowdstrike Holdings, Inc. Class A (a)	2,825	465,588
CyberArk Software, Ltd. (a)	3,526	528,688
Datadog, Inc. Class A (a)	4,706	417,799
Fortinet, Inc. (a)	8,406	412,987
N-Able, Inc. (a)	45,874	423,417
OneSpan, Inc. (a)	27,671	238,247
Palo Alto Networks, Inc. (a)	2,889	473,189
Qualys, Inc. (a)	3,820	532,470
Rapid7, Inc. (a)	7,074	303,475
SentinelOne, Inc. Class A (a)	19,668	502,714
Telos Corp. (a)	52,038	462,618
Tenable Holdings, Inc. (a)	9,837	342,328
Varonis Systems, Inc. (a)	14,664	388,889
VMware, Inc. Class A	3,920	417,323
Zscaler, Inc. (a)	3,053	501,822
		7,666,370
TOTAL COMMON STOCKS (Cost $33,626,029)		29,061,902

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 3.5%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $1,010,911)	1,010,911	$1,010,911
TOTAL INVESTMENTS — 103.3% (Cost $34,636,940)		30,072,813
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(962,494)
NET ASSETS — 100.0%		$29,110,319

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$29,061,902	$—	$—	$29,061,902
Short-Term Investment	1,010,911	—	—	1,010,911
TOTAL INVESTMENTS	$30,072,813	$—	$—	$30,072,813

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	29,481	$29,478	$1,102,001	$1,131,484	$5	$—	—	$—	$229
State Street Navigator Securities Lending Portfolio II	304,673	304,673	4,443,683	3,737,445	—	—	1,010,911	1,010,911	2,522
Total		$334,151	$5,545,684	$4,868,929	$5	$—		$1,010,911	$2,751
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.5%
Parsons Corp. (a)	18,361	$719,751
AUTO COMPONENTS — 2.8%
Lear Corp.	5,208	623,346
XL Fleet Corp. (a)	229,942	204,648
		827,994
BUILDING PRODUCTS — 6.6%
Carrier Global Corp.	18,935	673,329
Johnson Controls International PLC	13,598	669,293
Resideo Technologies, Inc. (a)	31,483	600,066
		1,942,688
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Tetra Tech, Inc.	3,482	447,542
CONSTRUCTION & ENGINEERING — 1.6%
NV5 Global, Inc. (a)	3,721	460,734
DIVERSIFIED CONSUMER SERVICES — 3.7%
ADT, Inc.	101,201	757,995
Vivint Smart Home, Inc. (a) (b)	50,446	331,935
		1,089,930
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
BCE, Inc.	8,543	358,293
ELECTRIC UTILITIES — 0.4%
Korea Electric Power Corp. ADR (b)	14,702	99,974
ELECTRICAL EQUIPMENT — 23.3%
ABB, Ltd. ADR (b)	15,121	388,005
Acuity Brands, Inc.	4,161	655,233
AMETEK, Inc.	3,803	431,298
Beam Global (a)	26,002	317,224
Blink Charging Co. (a) (b)	42,596	754,801
Bloom Energy Corp. Class A (a) (b)	39,928	798,161
ChargePoint Holdings, Inc. (a) (b)	48,150	710,694
Generac Holdings, Inc. (a)	1,596	284,312
Hubbell, Inc.	2,323	518,029
Shoals Technologies Group, Inc. Class A (a) (b)	40,057	863,228
Stem, Inc. (a) (b)	81,250	1,083,875
		6,804,860
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.5%
Badger Meter, Inc.	9,234	853,129
Itron, Inc. (a)	14,587	614,259
MicroVision, Inc. (a) (b)	120,271	434,178
SmartRent, Inc. (a)	101,253	229,844
TE Connectivity, Ltd.	3,540	390,675
Velodyne Lidar, Inc. (a)	277,577	262,893
		2,784,978
HOUSEHOLD DURABLES — 0.8%
Snap One Holdings Corp. (a) (b)	12,878	130,583
Security Description	Shares	Value
Universal Electronics, Inc. (a)	4,848	$95,360
		225,943
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.0%
Atlantica Sustainable Infrastructure PLC	21,707	570,894
INDUSTRIAL CONGLOMERATES — 2.2%
Honeywell International, Inc.	3,834	640,163
INTERACTIVE MEDIA & SERVICES — 1.2%
Baidu, Inc. ADR (a)	3,029	355,877
IT SERVICES — 1.5%
Verra Mobility Corp. (a)	28,200	433,434
MACHINERY — 15.1%
Chart Industries, Inc. (a)	2,483	457,741
Energy Recovery, Inc. (a)	35,534	772,509
Evoqua Water Technologies Corp. (a)	20,473	677,042
Ideanomics, Inc. (a) (b)	548,283	150,778
Mueller Water Products, Inc. Class A	37,644	386,604
Pentair PLC	14,956	607,662
Proterra, Inc. (a)	113,867	567,058
Xos, Inc. (a) (b)	32,382	38,858
Xylem, Inc.	8,813	769,904
		4,428,156
OIL, GAS & CONSUMABLE FUELS — 3.7%
BP PLC ADR	13,584	387,823
Shell PLC ADR	7,555	375,937
Suncor Energy, Inc.	10,910	307,117
		1,070,877
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.8%
ON Semiconductor Corp. (a)	7,257	452,329
Qorvo, Inc. (a)	6,819	541,497
Silicon Laboratories, Inc. (a)	5,073	626,211
STMicroelectronics NV	11,806	365,277
		1,985,314
SOFTWARE — 6.1%
Alarm.com Holdings, Inc. (a)	11,783	764,245
Latch, Inc. (a) (b)	304,868	290,722
Roper Technologies, Inc.	1,108	398,481
Veritone, Inc. (a) (b)	61,006	343,464
		1,796,912
SPECIALTY RETAIL — 3.4%
EVgo, Inc. (a)	78,427	620,357
Volta, Inc. (a)	313,380	379,190
		999,547
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
Logitech International SA	7,806	359,076

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Core & Main, Inc. Class A (a)	19,229	$437,268
WIRELESS TELECOMMUNICATION SERVICES — 1.2%
Rogers Communications, Inc. Class B	9,255	356,688
TOTAL COMMON STOCKS (Cost $41,394,378)		29,196,893
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	31,034	31,041
State Street Navigator Securities Lending Portfolio II (e) (f)	2,811,248	2,811,248
TOTAL SHORT-TERM INVESTMENTS (Cost $2,842,286)		2,842,289
TOTAL INVESTMENTS — 109.5% (Cost $44,236,664)		32,039,182
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(2,778,483)
NET ASSETS — 100.0%		$29,260,699

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$29,196,893	$—	$—	$29,196,893
Short-Term Investments	2,842,289	—	—	2,842,289
TOTAL INVESTMENTS	$32,039,182	$—	$—	$32,039,182

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	51,975	$51,970	$255,377	$276,323	$11	$6	31,034	$31,041	$257
State Street Navigator Securities Lending Portfolio II	2,935,798	2,935,798	43,659,553	43,784,103	—	—	2,811,248	2,811,248	352,201
Total		$2,987,768	$43,914,930	$44,060,426	$11	$6		$2,842,289	$352,458
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 12.3%
Aerojet Rocketdyne Holdings, Inc. (a)	116,773	$4,669,752
AeroVironment, Inc. (a)	132,138	11,015,024
Astra Space, Inc. (a)	1,618,205	988,723
Boeing Co. (a)	101,802	12,326,186
BWX Technologies, Inc.	62,319	3,139,008
Elbit Systems, Ltd.	98,605	18,751,713
Embraer SA ADR (a)	778,383	6,694,094
General Dynamics Corp.	13,326	2,827,377
HEICO Corp.	75,045	10,804,979
Hexcel Corp.	81,622	4,221,490
Huntington Ingalls Industries, Inc.	26,587	5,889,021
Kaman Corp.	156,520	4,371,604
Kratos Defense & Security Solutions, Inc. (a)	789,060	8,016,850
L3Harris Technologies, Inc.	42,794	8,893,877
Lockheed Martin Corp.	40,912	15,803,897
Maxar Technologies, Inc.	147,710	2,765,131
Mercury Systems, Inc. (a)	92,030	3,736,418
Moog, Inc. Class A	61,215	4,306,475
Northrop Grumman Corp.	28,814	13,551,801
Parsons Corp. (a)	216,640	8,492,288
RADA Electronic Industries, Ltd. (a)	1,257,451	12,109,253
Raytheon Technologies Corp.	48,583	3,977,004
Rocket Lab USA, Inc. (a)	717,969	2,922,134
Textron, Inc.	138,213	8,052,289
TransDigm Group, Inc.	5,411	2,839,801
V2X, Inc. (a)	78,521	2,779,643
Virgin Galactic Holdings, Inc. (a)	604,509	2,847,237
		186,793,069
AIRLINES — 0.1%
Blade Air Mobility, Inc. (a)	218,876	882,070
AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	143,998	983,506
Aptiv PLC (a)	13,502	1,055,991
BorgWarner, Inc.	27,860	874,804
Dana, Inc.	66,634	761,627
Garrett Motion, Inc. (a)	85,675	484,064
Gentherm, Inc. (a)	15,291	760,422
Kandi Technologies Group, Inc. (a)	277,321	585,147
Lear Corp.	31,465	3,766,046
Luminar Technologies, Inc. (a)	131,738	959,711
Modine Manufacturing Co. (a)	89,798	1,161,986
Visteon Corp. (a)	45,517	4,827,533
XL Fleet Corp. (a)	1,203,790	1,071,373
		17,292,210
AUTOMOBILES — 2.5%
Cenntro Electric Group, Ltd. (a)	502,203	517,269
Security Description	Shares	Value
ElectraMeccanica Vehicles Corp. (a)	559,572	$682,678
Faraday Future Intelligent Electric, Inc. (a)	1,227,338	780,832
Fisker, Inc. (a)	111,437	841,349
Ford Motor Co.	152,344	1,706,253
General Motors Co.	55,376	1,777,016
Honda Motor Co., Ltd. ADR	40,342	870,984
Li Auto, Inc. ADR (a)	84,210	1,937,672
Lordstown Motors Corp. Class A (a)	497,575	910,562
Lucid Group, Inc. (a)	105,516	1,474,059
NIO, Inc. ADR (a)	145,877	2,300,480
Niu Technologies ADR (a)	159,843	655,356
Rivian Automotive, Inc. Class A (a)	68,944	2,268,947
Stellantis NV	215,933	2,556,647
Tata Motors, Ltd. ADR (a)	27,460	666,180
Tesla, Inc. (a)	18,970	5,031,792
Toyota Motor Corp. ADR	17,021	2,217,666
Workhorse Group, Inc. (a)	3,208,641	9,208,800
XPeng, Inc. ADR (a)	95,263	1,138,393
		37,542,935
BANKS — 1.2%
Banco BBVA Argentina SA ADR	532,090	1,601,591
Banco Bradesco SA ADR	402,943	1,482,830
Banco Santander Brasil SA ADR	236,230	1,332,337
Banco Santander SA ADR	503,364	1,167,804
Grupo Financiero Galicia SA ADR	172,534	1,287,104
ICICI Bank, Ltd. ADR	86,367	1,811,116
ING Groep NV ADR	281,096	2,389,316
Intercorp Financial Services, Inc.	58,711	1,177,743
NU Holdings, Ltd. Class A (a)	522,769	2,300,184
Silvergate Capital Corp. Class A (a)	27,956	2,106,485
Toronto-Dominion Bank	19,540	1,198,388
		17,854,898
BIOTECHNOLOGY — 1.7%
Allogene Therapeutics, Inc. (a)	62,491	674,903
Alnylam Pharmaceuticals, Inc. (a)	4,352	871,096
Amicus Therapeutics, Inc. (a)	74,584	778,657
Arcturus Therapeutics Holdings, Inc. (a)	34,557	512,135
Arrowhead Pharmaceuticals, Inc. (a)	17,344	573,219
Atara Biotherapeutics, Inc. (a)	100,523	379,977
Avidity Biosciences, Inc. (a)	44,986	734,621
Biogen, Inc. (a)	3,059	816,753
BioMarin Pharmaceutical, Inc. (a)	5,409	458,521
BioNTech SE ADR	3,438	463,718
Bridgebio Pharma, Inc. (a)	54,112	537,873

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
CareDx, Inc. (a)	26,198	$445,890
Cellectis SA ADR (a)	262,368	600,823
CRISPR Therapeutics AG (a)	9,091	594,097
CureVac NV (a)	34,141	269,031
Editas Medicine, Inc. (a)	50,195	614,387
Fate Therapeutics, Inc. (a)	25,932	581,136
Gilead Sciences, Inc.	9,462	583,711
Grifols SA ADR (a)	92,201	567,958
Ideaya Biosciences, Inc. (a)	39,013	582,074
Inovio Pharmaceuticals, Inc. (a)	296,109	510,788
Intellia Therapeutics, Inc. (a)	10,865	608,005
Ionis Pharmaceuticals, Inc. (a)	11,467	507,185
Iovance Biotherapeutics, Inc. (a)	34,156	327,215
Krystal Biotech, Inc. (a)	10,010	697,697
Legend Biotech Corp. ADR (a)	13,215	539,172
Ligand Pharmaceuticals, Inc. (a)	5,249	451,991
Merus NV (a)	33,591	672,828
Moderna, Inc. (a)	3,844	454,553
Natera, Inc. (a)	16,310	714,704
Novavax, Inc. (a)	9,039	164,510
Ocugen, Inc. (a)	245,504	436,997
Regeneron Pharmaceuticals, Inc. (a)	673	463,610
REGENXBIO, Inc. (a)	30,480	805,586
Rocket Pharmaceuticals, Inc. (a)	59,115	943,475
Sangamo Therapeutics, Inc. (a)	130,004	637,020
Sarepta Therapeutics, Inc. (a)	8,635	954,513
Seagen, Inc. (a)	2,940	402,280
Twist Bioscience Corp. (a)	15,350	540,934
Ultragenyx Pharmaceutical, Inc. (a)	11,929	493,980
uniQure NV (a)	41,841	784,937
Vericel Corp. (a)	21,654	502,373
Vertex Pharmaceuticals, Inc. (a)	1,694	490,481
Vir Biotechnology, Inc. (a)	23,848	459,789
Xencor, Inc. (a)	25,079	651,552
		25,856,755
BUILDING PRODUCTS — 0.8%
Carrier Global Corp.	77,749	2,764,755
Gibraltar Industries, Inc. (a)	116,140	4,753,610
Johnson Controls International PLC	53,683	2,642,277
Resideo Technologies, Inc. (a)	119,804	2,283,464
		12,444,106
CAPITAL MARKETS — 0.8%
BlackRock, Inc.	2,417	1,330,027
Carlyle Group, Inc.	103,389	2,671,572
Charles Schwab Corp.	23,659	1,700,373
Coinbase Global, Inc. Class A (a)	51,784	3,339,550
Open Lending Corp. Class A (a)	166,681	1,340,115
Robinhood Markets, Inc. Class A (a)	148,933	1,504,223
		11,885,860
Security Description	Shares	Value
CHEMICALS — 1.6%
American Vanguard Corp.	116,740	$2,183,038
Aspen Aerogels, Inc. (a)	42,354	390,504
Bioceres Crop Solutions Corp. (a)	156,160	2,033,203
Cabot Corp.	30,495	1,948,326
Corteva, Inc.	10,170	581,215
FMC Corp.	38,680	4,088,476
Ginkgo Bioworks Holdings, Inc. (a)	240,588	750,635
ICL Group, Ltd.	228,864	1,872,108
Mosaic Co.	44,188	2,135,606
Nutrien, Ltd.	47,696	3,976,892
Scotts Miracle-Gro Co.	29,564	1,263,861
Sociedad Quimica y Minera de Chile SA ADR	28,356	2,573,307
		23,797,171
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Aurora Innovation, Inc. (a)	347,712	768,443
Deluxe Corp.	94,392	1,571,627
Tetra Tech, Inc.	10,732	1,379,384
		3,719,454
COMMUNICATIONS EQUIPMENT — 1.8%
CalAmp Corp. (a)	172,028	660,587
Cisco Systems, Inc.	81,734	3,269,360
F5, Inc. (a)	16,362	2,368,072
Gilat Satellite Networks, Ltd. (a)	596,111	3,177,272
Juniper Networks, Inc.	89,356	2,333,979
Lumentum Holdings, Inc. (a)	24,774	1,698,753
NetScout Systems, Inc. (a)	90,469	2,833,489
Ondas Holdings, Inc. (a)	603,087	2,231,422
Radware, Ltd. (a)	109,273	2,381,059
Telefonaktiebolaget LM Ericsson ADR	184,265	1,057,681
Viasat, Inc. (a)	156,643	4,735,318
		26,746,992
CONSTRUCTION & ENGINEERING — 1.6%
Arcosa, Inc.	46,526	2,660,357
NV5 Global, Inc. (a)	11,827	1,464,419
ReneSola, Ltd. ADR (a)	2,654,830	13,380,343
Valmont Industries, Inc.	26,563	7,135,353
		24,640,472
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	57,178	1,591,264
FinVolution Group ADR	346,820	1,484,390
Green Dot Corp. Class A (a)	71,396	1,355,096
LendingClub Corp. (a)	160,199	1,770,199
LexinFintech Holdings, Ltd. ADR (a)	805,704	1,361,640
Lufax Holding, Ltd. ADR	216,680	550,367
Moneylion, Inc. (a)	836,662	746,804
Oportun Financial Corp. (a)	96,775	422,907
SoFi Technologies, Inc. (a)	392,116	1,913,526

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Sunlight Financial Holdings, Inc. (a)	475,573	$589,710
Upstart Holdings, Inc. (a)	47,164	980,540
		12,766,443
CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	6,616	628,719
Ball Corp.	42,532	2,055,146
		2,683,865
DIVERSIFIED CONSUMER SERVICES — 0.6%
ADT, Inc.	787,065	5,895,117
Afya, Ltd. Class A (a)	58,423	792,216
Vivint Smart Home, Inc. (a)	269,515	1,773,408
		8,460,741
DIVERSIFIED FINANCIAL SERVICES — 0.1%
ORIX Corp. ADR	12,635	892,915
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
BCE, Inc.	34,648	1,453,137
IDT Corp. Class B (a)	41,432	1,028,757
Iridium Communications, Inc. (a)	291,803	12,947,299
Ooma, Inc. (a)	22,131	272,211
		15,701,404
ELECTRIC UTILITIES — 4.2%
ALLETE, Inc.	163,120	8,164,156
Avangrid, Inc.	214,847	8,959,120
Centrais Eletricas Brasileiras SA ADR	1,122,099	9,010,455
Cia Paranaense de Energia ADR	1,421,479	8,429,373
Constellation Energy Corp.	175,011	14,559,165
Enel Chile SA ADR	1,540,137	2,125,389
Korea Electric Power Corp. ADR	137,738	936,618
NextEra Energy, Inc.	141,660	11,107,561
		63,291,837
ELECTRICAL EQUIPMENT — 4.5%
ABB, Ltd. ADR	311,569	7,994,861
Acuity Brands, Inc.	17,088	2,690,847
American Superconductor Corp. (a)	272,060	1,191,623
AMETEK, Inc.	11,238	1,274,502
Array Technologies, Inc. (a)	240,019	3,979,515
Ballard Power Systems, Inc. (a)	459,465	2,811,926
Beam Global (a)	106,335	1,297,287
Blink Charging Co. (a)	214,593	3,802,588
Bloom Energy Corp. Class A (a)	269,766	5,392,622
ChargePoint Holdings, Inc. (a)	154,607	2,281,999
Emerson Electric Co.	41,409	3,031,967
FuelCell Energy, Inc. (a)	1,379,689	4,704,739
Generac Holdings, Inc. (a)	17,032	3,034,080
Hubbell, Inc.	6,717	1,497,891
Plug Power, Inc. (a)	195,928	4,116,447
Rockwell Automation, Inc.	17,707	3,808,953
Security Description	Shares	Value
Romeo Power, Inc. (a)	966,219	$386,488
Sensata Technologies Holding PLC	16,286	607,142
Shoals Technologies Group, Inc. Class A (a)	269,047	5,797,963
Stem, Inc. (a)	272,818	3,639,392
Sunrun, Inc. (a)	104,515	2,883,569
TPI Composites, Inc. (a)	173,846	1,960,983
		68,187,384
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.8%
908 Devices, Inc. (a)	220,292	3,623,803
Aeva Technologies, Inc. (a)	422,666	790,385
AEye, Inc. (a)	408,191	453,092
Amphenol Corp. Class A	45,418	3,041,189
Badger Meter, Inc.	26,995	2,494,068
Cognex Corp.	61,331	2,542,170
Coherent Corp. (a)	50,054	1,744,382
FARO Technologies, Inc. (a)	136,477	3,744,929
Hollysys Automation Technologies, Ltd.	150,786	2,578,441
Innoviz Technologies, Ltd. (a)	338,660	1,764,419
IPG Photonics Corp. (a)	12,326	1,039,698
Itron, Inc. (a)	42,718	1,798,855
MicroVision, Inc. (a)	1,245,542	4,496,407
Mirion Technologies, Inc. (a)	1,112,827	8,312,818
National Instruments Corp.	29,056	1,096,574
Novanta, Inc. (a)	10,024	1,159,276
OSI Systems, Inc. (a)	89,546	6,452,685
Ouster, Inc. (a)	1,663,737	1,602,844
Sanmina Corp. (a)	73,417	3,383,055
SmartRent, Inc. (a)	684,897	1,554,716
TE Connectivity, Ltd.	14,538	1,604,414
Teledyne Technologies, Inc. (a)	63,239	21,341,265
Trimble, Inc. (a)	68,449	3,714,727
TTM Technologies, Inc. (a)	220,297	2,903,515
Velodyne Lidar, Inc. (a)	1,501,373	1,421,950
Vontier Corp.	63,999	1,069,423
Zebra Technologies Corp. Class A (a)	10,424	2,731,192
		88,460,292
ENERGY EQUIPMENT & SERVICES — 0.5%
Oceaneering International, Inc. (a)	169,279	1,347,461
TechnipFMC PLC (a)	681,439	5,764,974
		7,112,435
ENTERTAINMENT — 1.6%
Activision Blizzard, Inc.	29,765	2,212,730
Bilibili, Inc. ADR (a)	114,440	1,753,221
DouYu International Holdings, Ltd. ADR (a)	1,579,540	1,579,540
Electronic Arts, Inc.	19,742	2,284,347
Gravity Co., Ltd. ADR	23,367	1,094,043
NetEase, Inc. ADR	46,981	3,551,763
ROBLOX Corp. Class A (a)	90,831	3,255,383

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Sea, Ltd. ADR (a)	50,201	$2,813,766
Skillz, Inc. (a)	958,536	977,707
Take-Two Interactive Software, Inc. (a)	25,363	2,764,567
Tencent Music Entertainment Group ADR (a)	618,101	2,509,490
		24,796,557
FOOD & STAPLES RETAILING — 0.1%
Andersons, Inc.	67,836	2,104,951
FOOD PRODUCTS — 1.0%
AppHarvest, Inc. (a)	1,548,914	3,051,361
Benson Hill, Inc. (a)	893,203	2,447,376
Beyond Meat, Inc. (a)	179,068	2,537,394
BRF SA ADR (a)	982,771	2,299,684
Darling Ingredients, Inc. (a)	32,164	2,127,649
Ingredion, Inc.	27,956	2,251,017
Local Bounti Corp. (a)	251,848	715,248
		15,429,729
GAS UTILITIES — 0.6%
New Jersey Resources Corp.	216,202	8,367,017
HEALTH CARE EQUIPMENT & SUPPLIES — 5.0%
Abbott Laboratories	41,297	3,995,898
Accuray, Inc. (a)	471,058	979,801
AngioDynamics, Inc. (a)	116,286	2,379,212
Boston Scientific Corp. (a)	111,347	4,312,469
Butterfly Network, Inc. (a)	353,109	1,659,612
CONMED Corp.	11,193	897,343
DexCom, Inc. (a)	71,258	5,739,119
Globus Medical, Inc. Class A (a)	31,246	1,861,324
Intuitive Surgical, Inc. (a)	12,133	2,274,210
iRhythm Technologies, Inc. (a)	65,617	8,220,498
Koninklijke Philips NV	26,542	408,481
Masimo Corp. (a)	61,646	8,701,949
Medtronic PLC	62,026	5,008,600
Omnicell, Inc. (a)	26,062	2,268,176
Paragon 28, Inc. (a)	267,268	4,762,716
Penumbra, Inc. (a)	17,050	3,232,680
PROCEPT BioRobotics Corp. (a)	60,120	2,492,575
ResMed, Inc.	5,573	1,216,586
SmileDirectClub, Inc. (a)	820,780	743,134
Smith & Nephew PLC ADR	180,538	4,192,092
Stryker Corp.	8,650	1,751,971
Varex Imaging Corp. (a)	399,938	8,454,689
		75,553,135
HEALTH CARE PROVIDERS & SERVICES — 1.1%
1Life Healthcare, Inc. (a)	122,981	2,109,124
Apollo Medical Holdings, Inc. (a)	20,140	785,460
Cigna Corp.	2,608	723,642
CorVel Corp. (a)	4,656	644,530
DocGo, Inc. (a)	198,408	1,968,207
HealthEquity, Inc. (a)	23,657	1,589,041
Hims & Hers Health, Inc. (a)	306,146	1,708,295
Invitae Corp. (a)	309,432	761,203
Security Description	Shares	Value
McKesson Corp.	3,899	$1,325,153
ModivCare, Inc. (a)	11,124	1,108,840
OPKO Health, Inc. (a)	232,840	440,068
Pediatrix Medical Group, Inc. (a)	36,089	595,829
Premier, Inc. Class A	18,389	624,123
Privia Health Group, Inc. (a)	43,968	1,497,550
Quest Diagnostics, Inc.	4,838	593,574
Talkspace, Inc. (a)	337,385	347,506
		16,822,145
HEALTH CARE TECHNOLOGY — 0.5%
Allscripts Healthcare Solutions, Inc. (a)	40,272	613,343
American Well Corp. Class A (a)	366,892	1,317,142
Babylon Holdings, Ltd. Class A (a)	397,213	187,604
Evolent Health, Inc. Class A (a)	23,401	840,798
GoodRx Holdings, Inc. Class A (a)	145,707	680,452
Health Catalyst, Inc. (a)	81,613	791,646
NextGen Healthcare, Inc. (a)	38,025	673,042
OptimizeRx Corp. (a)	40,146	594,964
Pear Therapeutics, Inc. (a)	182,676	372,659
Sharecare, Inc. (a)	483,227	918,131
Teladoc Health, Inc. (a)	33,322	844,713
		7,834,494
HOUSEHOLD DURABLES — 1.6%
Garmin, Ltd.	65,644	5,271,870
iRobot Corp. (a)	42,060	2,369,240
Snap One Holdings Corp. (a)	85,585	867,832
Sony Group Corp. ADR	27,483	1,760,286
Universal Electronics, Inc. (a)	32,857	646,297
Vuzix Corp. (a)	2,329,480	13,487,689
		24,403,214
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.8%
AES Corp.	482,756	10,910,285
Altus Power, Inc. (a)	759,471	8,361,776
Atlantica Sustainable Infrastructure PLC	360,756	9,487,883
Azure Power Global, Ltd. (a)	597,450	3,309,873
Montauk Renewables, Inc. (a)	329,977	5,754,799
Ormat Technologies, Inc.	159,016	13,707,179
Sunnova Energy International, Inc. (a)	138,335	3,054,437
TransAlta Corp.	394,421	3,482,737
		58,068,969
INDUSTRIAL CONGLOMERATES — 0.6%
General Electric Co.	33,226	2,057,022
Honeywell International, Inc.	46,214	7,716,351
		9,773,373
INSURANCE — 0.3%
Allstate Corp.	11,123	1,385,147
Oscar Health, Inc. Class A (a)	188,285	939,542

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Progressive Corp.	12,573	$1,461,109
Sun Life Financial, Inc.	13,932	553,936
		4,339,734
INTERACTIVE MEDIA & SERVICES — 2.3%
Alphabet, Inc. Class C (a)	27,165	2,611,915
Baidu, Inc. ADR (a)	23,030	2,705,795
Bumble, Inc. Class A (a)	118,190	2,539,903
Hello Group, Inc. ADR	550,483	2,543,231
JOYY, Inc. ADR	69,952	1,818,752
Match Group, Inc. (a)	38,242	1,826,055
Meta Platforms, Inc. Class A (a)	35,107	4,763,318
Snap, Inc. Class A (a)	205,392	2,016,949
Sohu.com, Ltd. ADR (a)	140,548	2,258,606
Twitter, Inc. (a)	59,619	2,613,697
Vimeo, Inc. (a)	293,321	1,173,284
Weibo Corp. ADR (a)	125,679	2,149,111
Wejo Group, Ltd. (a)	274,984	299,733
Yandex NV Class A (a) (b)	180,377	—
Yelp, Inc. (a)	88,675	3,006,969
Ziff Davis, Inc. (a)	31,964	2,188,895
		34,516,213
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Alibaba Group Holding, Ltd. ADR (a)	38,086	3,046,499
Jumia Technologies AG ADR (a)	289,974	1,684,749
MercadoLibre, Inc. (a)	4,258	3,524,687
		8,255,935
IT SERVICES — 3.6%
Akamai Technologies, Inc. (a)	28,343	2,276,510
Block, Inc. (a)	24,467	1,345,440
Cloudflare, Inc. Class A (a)	35,567	1,967,211
Core Scientific, Inc. Class A (a)	392,024	509,631
Dlocal, Ltd. (a)	93,792	1,924,612
Edgio, Inc. (a)	773,592	2,150,586
Evo Payments, Inc. Class A (a)	67,664	2,253,211
ExlService Holdings, Inc. (a)	5,055	744,905
Fidelity National Information Services, Inc.	22,427	1,694,808
Fiserv, Inc. (a)	22,962	2,148,554
Flywire Corp. (a)	120,780	2,773,109
Globant SA (a)	13,624	2,548,778
I3 Verticals, Inc. Class A (a)	86,554	1,733,677
Marqeta, Inc. Class A (a)	209,199	1,489,497
Mastercard, Inc. Class A	8,647	2,458,688
Nuvei Corp. (a) (c)	45,296	1,225,257
Pagseguro Digital, Ltd. Class A (a)	234,547	3,103,057
Paya Holdings, Inc. (a)	372,267	2,274,551
Paymentus Holdings, Inc. Class A (a)	149,314	1,451,332
Payoneer Global, Inc. (a)	321,355	1,944,198
PayPal Holdings, Inc. (a)	26,580	2,287,741
Paysafe, Ltd. (a)	1,631,681	2,251,720
Repay Holdings Corp. (a)	172,839	1,220,243
Security Description	Shares	Value
Shift4 Payments, Inc. Class A (a)	46,348	$2,067,584
Shopify, Inc. Class A (a)	50,491	1,360,227
StoneCo, Ltd. Class A (a)	147,604	1,406,666
Twilio, Inc. Class A (a)	10,013	692,299
Verra Mobility Corp. (a)	98,400	1,512,408
Visa, Inc. Class A	18,044	3,205,517
		54,022,017
LIFE SCIENCES TOOLS & SERVICES — 2.6%
AbCellera Biologics, Inc. (a)	49,434	488,902
Agilent Technologies, Inc.	10,256	1,246,617
Azenta, Inc.	6,131	262,775
Bionano Genomics, Inc. (a)	2,039,573	3,732,418
Bio-Techne Corp.	1,200	340,800
Bruker Corp.	309,829	16,439,527
Charles River Laboratories International, Inc. (a)	7,317	1,439,985
Codexis, Inc. (a)	55,669	337,354
Danaher Corp.	8,539	2,205,538
Maravai LifeSciences Holdings, Inc. Class A (a)	19,375	494,644
Mettler-Toledo International, Inc. (a)	998	1,081,952
PerkinElmer, Inc.	8,420	1,013,179
Seer, Inc. (a)	447,516	3,463,774
Stevanato Group SpA	259,557	4,396,895
Thermo Fisher Scientific, Inc.	4,751	2,409,660
		39,354,020
MACHINERY — 5.3%
AGCO Corp.	38,280	3,681,388
Allison Transmission Holdings, Inc.	27,682	934,544
Barnes Group, Inc.	58,580	1,691,790
Blue Bird Corp. (a)	49,823	416,022
Chart Industries, Inc. (a)	7,516	1,385,575
CNH Industrial NV	177,487	1,982,530
Cummins, Inc.	17,521	3,565,699
Deere & Co.	12,724	4,248,416
Desktop Metal, Inc. Class A (a)	2,438,055	6,314,562
Dover Corp.	26,001	3,031,196
Energy Recovery, Inc. (a)	121,019	2,630,953
ESCO Technologies, Inc.	51,574	3,787,594
Evoqua Water Technologies Corp. (a)	54,347	1,797,255
Fortive Corp.	52,312	3,049,790
Hydrofarm Holdings Group, Inc. (a)	723,604	1,403,792
Hyliion Holdings Corp. (a)	328,373	942,430
Hyster-Yale Materials Handling, Inc.	80,521	1,732,007
Hyzon Motors, Inc. (a)	281,898	479,227
Ideanomics, Inc. (a)	1,636,395	450,009
Ingersoll Rand, Inc.	56,412	2,440,383
John Bean Technologies Corp.	17,407	1,497,002
Lightning eMotors, Inc. (a)	247,980	384,369

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Lincoln Electric Holdings, Inc.	14,916	$1,875,239
Lindsay Corp.	36,772	5,268,692
Lion Electric Co. (a)	172,752	494,071
Luxfer Holdings PLC	46,834	679,093
Markforged Holding Corp. (a)	1,937,953	3,837,147
Microvast Holdings, Inc. (a)	333,507	603,648
Mueller Water Products, Inc. Class A	112,540	1,155,786
Nikola Corp. (a)	133,066	468,392
PACCAR, Inc.	22,001	1,841,264
Pentair PLC	42,871	1,741,849
Proterra, Inc. (a)	515,642	2,567,897
Proto Labs, Inc. (a)	113,687	4,141,617
Sarcos Technology & Robotics Corp. (a)	162,936	361,718
SPX Technologies, Inc. (a)	25,338	1,399,164
Standex International Corp.	33,686	2,750,462
Xos, Inc. (a)	521,093	625,312
Xylem, Inc.	25,444	2,222,788
		79,880,672
METALS & MINING — 0.8%
ArcelorMittal SA	28,561	568,649
ATI, Inc. (a)	152,021	4,045,279
Carpenter Technology Corp.	159,183	4,956,959
Kaiser Aluminum Corp.	41,421	2,541,178
		12,112,065
MULTI-UTILITIES — 1.1%
Algonquin Power & Utilities Corp.	687,471	7,500,309
Consolidated Edison, Inc.	105,450	9,043,392
		16,543,701
OIL, GAS & CONSUMABLE FUELS — 0.9%
BP PLC ADR	42,188	1,204,468
Enbridge, Inc.	221,242	8,208,078
Shell PLC ADR	23,307	1,159,756
Suncor Energy, Inc.	35,472	998,537
Ultrapar Participacoes SA ADR	870,831	1,907,120
		13,477,959
PHARMACEUTICALS — 0.7%
Bristol-Myers Squibb Co.	5,539	393,767
Catalent, Inc. (a)	6,016	435,318
Liquidia Corp. (a)	593,013	3,225,991
Novartis AG ADR	4,906	372,905
Novo Nordisk A/S ADR	3,976	396,129
Pacira BioSciences, Inc. (a)	7,490	398,393
Roivant Sciences, Ltd. (a)	128,164	412,688
Sanofi ADR	8,192	311,460
Zoetis, Inc.	28,356	4,204,911
		10,151,562
PROFESSIONAL SERVICES — 2.2%
ASGN, Inc. (a)	23,949	2,164,271
Jacobs Solutions, Inc.	45,318	4,916,550
KBR, Inc.	68,365	2,954,735
Security Description	Shares	Value
Leidos Holdings, Inc.	199,920	$17,487,003
Planet Labs PBC (a)	1,002,268	5,442,315
		32,964,874
ROAD & RAIL — 0.6%
Avis Budget Group, Inc. (a)	6,565	974,640
Bird Global, Inc. Class A (a)	705,078	248,822
Grab Holdings, Ltd. Class A (a)	1,049,730	2,760,790
Hertz Global Holdings, Inc. (a)	59,820	973,870
Lyft, Inc. Class A (a)	77,568	1,021,570
TuSimple Holdings, Inc. Class A (a)	137,296	1,043,450
Uber Technologies, Inc. (a)	60,189	1,595,008
		8,618,150
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.3%
Advanced Micro Devices, Inc. (a)	26,087	1,652,872
Allegro MicroSystems, Inc. (a)	147,864	3,230,828
Ambarella, Inc. (a)	150,379	8,448,292
Analog Devices, Inc.	20,328	2,832,504
Applied Materials, Inc.	38,192	3,129,071
Broadcom, Inc.	4,810	2,135,688
Canadian Solar, Inc. (a)	83,783	3,120,917
CyberOptics Corp. (a)	30,341	1,631,739
Daqo New Energy Corp. ADR (a)	47,560	2,524,485
Enphase Energy, Inc. (a)	18,685	5,184,527
First Solar, Inc. (a)	39,672	5,247,415
Himax Technologies, Inc. ADR	436,864	2,114,422
indie Semiconductor, Inc. Class A (a)	195,402	1,430,343
Intel Corp.	50,504	1,301,488
JinkoSolar Holding Co., Ltd. ADR (a)	42,274	2,341,557
KLA Corp.	13,091	3,961,729
Maxeon Solar Technologies, Ltd. (a)	188,996	4,492,435
Meta Materials, Inc. (a)	2,050,855	1,331,210
Micron Technology, Inc.	35,463	1,776,696
NVE Corp.	27,218	1,269,720
NVIDIA Corp.	29,714	3,606,983
NXP Semiconductors NV	14,738	2,174,002
ON Semiconductor Corp. (a)	102,110	6,364,516
Qorvo, Inc. (a)	26,921	2,137,797
QUALCOMM, Inc.	10,512	1,187,646
Silicon Laboratories, Inc. (a)	21,339	2,634,086
SolarEdge Technologies, Inc. (a)	12,872	2,979,353
STMicroelectronics NV	128,046	3,961,743
SunPower Corp. (a)	145,748	3,358,034
Synaptics, Inc. (a)	17,433	1,726,041
Teradyne, Inc.	19,706	1,480,906
Texas Instruments, Inc.	4,698	727,156
Tower Semiconductor, Ltd. (a)	46,832	2,057,798

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Ultra Clean Holdings, Inc. (a)	61,682	$1,588,312
		95,142,311
SOFTWARE — 8.3%
8x8, Inc. (a)	138,864	479,081
A10 Networks, Inc.	184,395	2,446,922
ACI Worldwide, Inc. (a)	83,887	1,753,238
Adobe, Inc. (a)	2,306	634,611
Agilysys, Inc. (a)	35,197	1,948,154
Alarm.com Holdings, Inc. (a)	50,109	3,250,070
Alteryx, Inc. Class A (a)	13,374	746,804
ANSYS, Inc. (a)	27,838	6,171,685
Argo Blockchain PLC ADR (a)	38,280	148,144
Asana, Inc. Class A (a)	44,842	996,838
Aspen Technology, Inc. (a)	9,149	2,179,292
Atlassian Corp. PLC Class A (a)	5,483	1,154,665
Autodesk, Inc. (a)	39,935	7,459,858
Avaya Holdings Corp. (a)	130,096	206,853
Bitfarms, Ltd. (a)	817,701	858,586
Blackbaud, Inc. (a)	38,150	1,680,889
BlackBerry, Ltd. (a)	455,806	2,142,288
Box, Inc. Class A (a)	41,677	1,016,502
C3.ai, Inc. Class A (a)	126,445	1,580,562
Check Point Software Technologies, Ltd. (a)	23,067	2,583,965
Cleanspark, Inc. (a)	252,920	804,286
Crowdstrike Holdings, Inc. Class A (a)	14,032	2,312,614
CyberArk Software, Ltd. (a)	19,671	2,949,470
Datadog, Inc. Class A (a)	24,548	2,179,371
Dropbox, Inc. Class A (a)	57,728	1,196,124
Embark Technology, Inc. (a)	20,691	153,734
EngageSmart, Inc. (a)	117,340	2,427,765
Fortinet, Inc. (a)	48,500	2,382,805
Hive Blockchain Technologies, Ltd. (a)	348,212	1,309,277
Hut 8 Mining Corp. (a)	630,724	1,122,689
Latch, Inc. (a)	1,050,463	1,001,722
Lightspeed Commerce, Inc. (a)	68,944	1,212,035
Mandiant, Inc. (a)	64	1,472
Marathon Digital Holdings, Inc. (a)	144,548	1,548,109
Materialise NV ADR (a)	344,092	3,685,225
Microsoft Corp.	23,745	5,530,210
N-Able, Inc. (a)	285,984	2,639,632
OneConnect Financial Technology Co., Ltd. ADR (a)	292,732	211,352
OneSpan, Inc. (a)	218,878	1,884,540
Oracle Corp.	9,580	585,051
Palo Alto Networks, Inc. (a)	15,586	2,552,831
PTC, Inc. (a)	124,529	13,025,733
Q2 Holdings, Inc. (a)	87,287	2,810,641
Qualys, Inc. (a)	21,343	2,975,001
Rapid7, Inc. (a)	36,038	1,546,030
Rekor Systems, Inc. (a)	516,000	516,000
RingCentral, Inc. Class A (a)	15,478	618,501
Riot Blockchain, Inc. (a)	212,228	1,487,718
Security Description	Shares	Value
Roper Technologies, Inc.	3,202	$1,151,567
SAP SE ADR	22,792	1,851,850
SentinelOne, Inc. Class A (a)	88,719	2,267,658
Telos Corp. (a)	366,061	3,254,282
Tenable Holdings, Inc. (a)	54,887	1,910,068
UiPath, Inc. Class A (a)	113,555	1,431,929
Unity Software, Inc. (a)	90,734	2,890,785
Varonis Systems, Inc. (a)	74,678	1,980,461
Veritone, Inc. (a)	134,857	759,245
VMware, Inc. Class A	27,362	2,912,958
Workiva, Inc. (a)	14,772	1,149,262
Xperi Holding Corp.	63,645	899,940
Zoom Video Communications, Inc. Class A (a)	11,671	858,869
Zscaler, Inc. (a)	13,983	2,298,386
		125,726,205
SPECIALTY RETAIL — 0.2%
EVgo, Inc. (a)	242,300	1,916,593
Volta, Inc. (a)	1,047,365	1,267,312
		3,183,905
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
3D Systems Corp. (a)	826,411	6,594,760
Apple, Inc.	55,015	7,603,073
Canaan, Inc. ADR (a)	396,576	1,300,769
Canon, Inc. ADR	96,300	2,099,340
Eastman Kodak Co. (a)	839,937	3,855,311
HP, Inc.	159,619	3,977,706
Immersion Corp. (a)	262,205	1,439,505
Logitech International SA	29,884	1,374,664
Nano Dimension, Ltd. ADR (a)	2,875,647	6,872,796
Stratasys, Ltd. (a)	410,855	5,920,421
Xerox Holdings Corp.	548,424	7,173,386
		48,211,731
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Fossil Group, Inc. (a)	762,956	2,609,310
THRIFTS & MORTGAGE FINANCE — 0.1%
Rocket Cos., Inc. Class A	239,807	1,515,580
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	39,635	4,073,685
Core & Main, Inc. Class A (a)	58,368	1,327,289
Titan Machinery, Inc. (a)	108,724	3,072,540
		8,473,514
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Rogers Communications, Inc. Class B	35,503	1,368,285
SK Telelcom Co., Ltd. ADR	147,701	2,844,721
Turkcell Iletisim Hizmetleri A/S ADR	1,557,339	4,142,522

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Vodafone Group PLC ADR	101,278	$1,147,480
		9,503,008
TOTAL COMMON STOCKS (Cost $1,935,440,841)		1,508,769,358
SHORT-TERM INVESTMENT — 10.2%
State Street Navigator Securities Lending Portfolio II (d) (Cost $153,766,824)	153,766,825	153,766,825
TOTAL INVESTMENTS — 109.9% (Cost $2,089,207,665)		1,662,536,183
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(150,233,870)
NET ASSETS — 100.0%		$1,512,302,313

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,508,767,886	$1,472	$0(a)	$1,508,769,358
Short-Term Investment	153,766,825	—	—	153,766,825
TOTAL INVESTMENTS	$1,662,534,711	$1,472	$0	$1,662,536,183
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2022.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,155,798	$1,155,682	$21,862,694	$23,018,756	$291	$89	—	$—	$13,232
State Street Navigator Securities Lending Portfolio II	142,616,689	142,616,689	160,458,681	149,308,545	—	—	153,766,824	153,766,825	2,952,792
Total		$143,772,371	$182,321,375	$172,327,301	$291	$89		$153,766,825	$2,966,024
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 4.8%
HEICO Corp.	5,498	$791,602
Huntington Ingalls Industries, Inc.	3,756	831,954
Kaman Corp.	21,163	591,082
Textron, Inc.	16,318	950,687
		3,165,325
AIRLINES — 0.9%
Blade Air Mobility, Inc. (a)	142,719	575,158
AUTO COMPONENTS — 12.1%
American Axle & Manufacturing Holdings, Inc. (a)	119,760	817,961
Aptiv PLC (a)	10,125	791,876
BorgWarner, Inc.	27,888	875,683
Dana, Inc.	62,569	715,164
Garrett Motion, Inc. (a)	38,139	215,485
Gentherm, Inc. (a)	15,289	760,322
Kandi Technologies Group, Inc. (a)	222,150	468,737
Lear Corp.	7,705	922,212
Luminar Technologies, Inc. (a)	114,903	837,068
Modine Manufacturing Co. (a)	42,638	551,736
Visteon Corp. (a)	9,720	1,030,903
		7,987,147
AUTOMOBILES — 22.5%
Cenntro Electric Group, Ltd. (a)	519,453	535,037
ElectraMeccanica Vehicles Corp. (a)	387,619	472,895
Faraday Future Intelligent Electric, Inc. (a)	388,518	247,175
Fisker, Inc. (a)	116,813	881,938
Ford Motor Co.	81,716	915,219
General Motors Co.	29,342	941,585
Honda Motor Co., Ltd. ADR	43,852	946,765
Li Auto, Inc. ADR (a)	36,859	848,126
Lordstown Motors Corp. Class A (a)	581,881	1,064,842
Lucid Group, Inc. (a)	56,389	787,754
NIO, Inc. ADR (a)	54,525	859,859
Niu Technologies ADR (a)	112,233	460,155
Rivian Automotive, Inc. Class A (a)	37,142	1,222,343
Stellantis NV	54,199	641,716
Tata Motors, Ltd. ADR (a)	28,902	701,163
Tesla, Inc. (a)	4,585	1,216,171
Toyota Motor Corp. ADR	4,889	636,988
Workhorse Group, Inc. (a)	357,748	1,026,737
XPeng, Inc. ADR (a)	40,144	479,721
		14,886,189
CHEMICALS — 0.7%
Aspen Aerogels, Inc. (a)	54,346	501,070
COMMERCIAL SERVICES & SUPPLIES — 1.2%
Aurora Innovation, Inc. (a)	357,233	789,485
COMMUNICATIONS EQUIPMENT — 1.4%
CalAmp Corp. (a)	50,928	195,563
Gilat Satellite Networks, Ltd. (a)	73,390	391,169
Security Description	Shares	Value
Ondas Holdings, Inc. (a)	92,350	$341,695
		928,427
DIVERSIFIED FINANCIAL SERVICES — 0.8%
ORIX Corp. ADR	7,393	522,463
ELECTRICAL EQUIPMENT — 5.9%
Ballard Power Systems, Inc. (a)	148,392	908,159
Blink Charging Co. (a)	63,160	1,119,195
Plug Power, Inc. (a)	59,689	1,254,066
Sensata Technologies Holding PLC	16,628	619,892
		3,901,312
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 10.0%
Aeva Technologies, Inc. (a)	280,008	523,615
AEye, Inc. (a)	242,140	268,776
Innoviz Technologies, Ltd. (a)	257,192	1,339,970
National Instruments Corp.	22,922	865,076
Ouster, Inc. (a)	563,888	543,250
Sanmina Corp. (a)	18,079	833,080
Trimble, Inc. (a)	16,431	891,711
Velodyne Lidar, Inc. (a)	665,635	630,423
Vontier Corp.	41,699	696,790
		6,592,691
INTERACTIVE MEDIA & SERVICES — 0.9%
Baidu, Inc. ADR (a)	5,275	619,760
Yandex NV Class A (a) (b)	31,237	—
		619,760
MACHINERY — 12.0%
Allison Transmission Holdings, Inc.	27,023	912,297
Blue Bird Corp. (a)	30,899	258,007
Cummins, Inc.	5,171	1,052,350
Hyliion Holdings Corp. (a)	297,870	854,887
Hyster-Yale Materials Handling, Inc.	14,720	316,627
Hyzon Motors, Inc. (a)	232,970	396,049
Lightning eMotors, Inc. (a)	160,948	249,469
Lion Electric Co. (a)	183,477	524,744
Luxfer Holdings PLC	35,672	517,244
Microvast Holdings, Inc. (a)	336,689	609,407
Nikola Corp. (a)	157,371	553,946
PACCAR, Inc.	9,017	754,633
Proterra, Inc. (a)	168,761	840,430
Xos, Inc. (a)	83,842	100,610
		7,940,700
METALS & MINING — 0.8%
ArcelorMittal SA	25,440	506,510
ROAD & RAIL — 8.7%
Avis Budget Group, Inc. (a)	5,995	890,018
Bird Global, Inc. Class A (a)	824,168	290,849
Grab Holdings, Ltd. Class A (a)	361,207	949,974
Hertz Global Holdings, Inc. (a)	43,546	708,929
Lyft, Inc. Class A (a)	62,679	825,482
TuSimple Holdings, Inc. Class A (a)	124,027	942,605

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Uber Technologies, Inc. (a)	42,763	$1,133,220
		5,741,077
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.4%
Allegro MicroSystems, Inc. (a)	45,191	987,423
Ambarella, Inc. (a)	13,397	752,644
Enphase Energy, Inc. (a)	3,939	1,092,954
indie Semiconductor, Inc. Class A (a)	140,857	1,031,073
Intel Corp.	19,633	505,942
NVIDIA Corp.	4,311	523,312
NXP Semiconductors NV	4,565	673,383
ON Semiconductor Corp. (a)	17,349	1,081,363
QUALCOMM, Inc.	7,964	899,773
SolarEdge Technologies, Inc. (a)	2,687	621,933
STMicroelectronics NV	20,489	633,930
Texas Instruments, Inc.	4,879	755,172
		9,558,902
SOFTWARE — 2.7%
ANSYS, Inc. (a)	3,111	689,709
Embark Technology, Inc. (a)	52,566	390,565
Xperi Holding Corp.	49,504	699,987
		1,780,261
TOTAL COMMON STOCKS (Cost $123,686,694)		65,996,477
SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	107,166	107,188
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	5,380,994	$5,380,994
TOTAL SHORT-TERM INVESTMENTS (Cost $5,488,162)		5,488,182
TOTAL INVESTMENTS — 108.1% (Cost $129,174,856)		71,484,659
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(5,350,649)
NET ASSETS — 100.0%		$66,134,010
(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$65,996,477	$—	$0(a)	$65,996,477
Short-Term Investments	5,488,182	—	—	5,488,182
TOTAL INVESTMENTS	$71,484,659	$—	$0	$71,484,659
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2022.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	85,725	$85,716	$2,228,684	$2,207,331	$98	$21	107,166	$107,188	$986
State Street Navigator Securities Lending Portfolio II	7,974,573	7,974,573	8,542,892	11,136,471	—	—	5,380,994	5,380,994	417,374
Total		$8,060,289	$10,771,576	$13,343,802	$98	$21		$5,488,182	$418,360
See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.8%
HEICO Corp.	166	$23,901
HEICO Corp. Class A	204	23,382
L3Harris Technologies, Inc.	648	134,674
Raytheon Technologies Corp.	4,429	362,558
TransDigm Group, Inc.	210	110,212
		654,727
AUTO COMPONENTS — 0.1%
BorgWarner, Inc.	1,742	54,699
AUTOMOBILES — 3.2%
Tesla, Inc. (a)	10,018	2,657,275
BANKS — 2.8%
Bank of America Corp.	15,794	476,979
First Republic Bank	1,559	203,527
JPMorgan Chase & Co.	7,439	777,375
KeyCorp.	4,794	76,800
M&T Bank Corp.	510	89,923
PNC Financial Services Group, Inc.	740	110,571
SVB Financial Group (a)	520	174,606
Truist Financial Corp.	4,896	213,172
US Bancorp	4,488	180,956
		2,303,909
BEVERAGES — 1.1%
Brown-Forman Corp. Class B	1,759	117,097
Coca-Cola Co.	10,812	605,688
Keurig Dr. Pepper, Inc.	3,227	115,591
Monster Beverage Corp. (a)	1,166	101,395
		939,771
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	3,539	474,969
Alnylam Pharmaceuticals, Inc. (a)	572	114,492
Amgen, Inc.	944	212,778
Biogen, Inc. (a)	456	121,752
BioMarin Pharmaceutical, Inc. (a)	1,064	90,195
Exact Sciences Corp. (a)	510	16,570
Incyte Corp. (a)	714	47,581
Moderna, Inc. (a)	778	91,998
Neurocrine Biosciences, Inc. (a)	408	43,334
Regeneron Pharmaceuticals, Inc. (a)	335	230,771
Seagen, Inc. (a)	553	75,667
Vertex Pharmaceuticals, Inc. (a)	773	223,814
		1,743,921
BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	408	19,820
Allegion PLC	1,997	179,091
Fortune Brands Home & Security, Inc.	306	16,429
Lennox International, Inc.	43	9,575
Masco Corp.	678	31,656
		256,571
Security Description	Shares	Value
CAPITAL MARKETS — 3.8%
Ameriprise Financial, Inc.	102	$25,699
Bank of New York Mellon Corp.	3,672	141,445
BlackRock, Inc.	667	367,037
Blackstone, Inc.	1,777	148,735
Cboe Global Markets, Inc.	714	83,802
Charles Schwab Corp.	6,982	501,796
CME Group, Inc.	1,335	236,469
FactSet Research Systems, Inc.	279	111,631
Intercontinental Exchange, Inc.	2,346	211,961
Invesco, Ltd.	5,406	74,062
KKR & Co., Inc.	1,632	70,176
MarketAxess Holdings, Inc.	350	77,871
Nasdaq, Inc.	2,142	121,409
Northern Trust Corp.	1,167	99,848
S&P Global, Inc.	1,993	608,563
SEI Investments Co.	1,780	87,309
T Rowe Price Group, Inc.	1,185	124,437
Tradeweb Markets, Inc. Class A	274	15,459
		3,107,709
CHEMICALS — 2.0%
Albemarle Corp.	272	71,928
Ecolab, Inc.	4,207	607,575
International Flavors & Fragrances, Inc.	102	9,265
PPG Industries, Inc.	571	63,204
Sherwin-Williams Co.	4,171	854,012
		1,605,984
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	293	113,740
Copart, Inc. (a)	976	103,846
Rollins, Inc.	2,142	74,285
		291,871
COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	7,548	301,920
Juniper Networks, Inc.	10,914	285,073
Motorola Solutions, Inc.	1,377	308,407
		895,400
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	164	52,823
Vulcan Materials Co.	236	37,219
		90,042
CONSUMER FINANCE — 0.4%
American Express Co.	1,819	245,401
Discover Financial Services	612	55,643
		301,044
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Apollo Global Management, Inc.	1,836	85,374
Equitable Holdings, Inc.	1,224	32,252
		117,626
ELECTRIC UTILITIES — 0.8%
Edison International	11,308	639,807

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.7%
AMETEK, Inc.	3,791	$429,937
Plug Power, Inc. (a)	5,508	115,723
Rockwell Automation, Inc.	3,772	811,395
		1,357,055
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Cognex Corp.	714	29,595
Corning, Inc.	30,154	875,069
Keysight Technologies, Inc. (a)	1,078	169,634
Trimble, Inc. (a)	2,550	138,389
		1,212,687
ENTERTAINMENT — 1.2%
Activision Blizzard, Inc.	564	41,928
Liberty Media Corp.-Liberty Formula One Class C (a)	1,263	73,885
Live Nation Entertainment, Inc. (a)	633	48,133
Netflix, Inc. (a)	1,283	302,070
Roku, Inc. (a)	164	9,250
Take-Two Interactive Software, Inc. (a)	204	22,236
Walt Disney Co. (a)	5,251	495,327
		992,829
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.0%
American Tower Corp. REIT	1,678	360,267
AvalonBay Communities, Inc. REIT	1,792	330,068
Boston Properties, Inc. REIT	2,405	180,303
Crown Castle, Inc. REIT	2,142	309,626
Digital Realty Trust, Inc. REIT	9,256	918,010
Duke Realty Corp. REIT	5,814	280,235
Equinix, Inc. REIT	504	286,695
Equity LifeStyle Properties, Inc. REIT	164	10,306
Equity Residential REIT	1,787	120,122
Extra Space Storage, Inc. REIT	818	141,277
Medical Properties Trust, Inc. REIT	11,322	134,279
Prologis, Inc. REIT	9,664	981,862
Public Storage REIT	1,270	371,869
Realty Income Corp. REIT	8,670	504,594
Simon Property Group, Inc. REIT	1,133	101,687
Sun Communities, Inc. REIT	204	27,607
Ventas, Inc. REIT	1,530	61,460
Vornado Realty Trust REIT	8,206	190,051
Welltower, Inc. REIT	2,040	131,213
Weyerhaeuser Co. REIT	8,874	253,441
WP Carey, Inc. REIT	306	21,359
		5,716,331
FOOD PRODUCTS — 0.1%
Hershey Co.	408	89,952
McCormick & Co., Inc.	204	14,539
		104,491
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
ABIOMED, Inc. (a)	204	50,115
Security Description	Shares	Value
Align Technology, Inc. (a)	178	$36,866
Baxter International, Inc.	174	9,372
Becton Dickinson & Co.	556	123,893
Boston Scientific Corp. (a)	4,284	165,919
Cooper Cos., Inc.	348	91,837
DexCom, Inc. (a)	1,374	110,662
Edwards Lifesciences Corp. (a)	3,548	293,171
Hologic, Inc. (a)	1,428	92,134
IDEXX Laboratories, Inc. (a)	389	126,736
Insulet Corp. (a)	264	60,562
Intuitive Surgical, Inc. (a)	966	181,067
Masimo Corp. (a)	170	23,997
Medtronic PLC	4,641	374,761
Novocure, Ltd. (a)	408	31,000
ResMed, Inc.	816	178,133
Stryker Corp.	1,191	241,225
Teleflex, Inc.	273	54,999
Zimmer Biomet Holdings, Inc.	871	91,063
		2,337,512
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Elevance Health, Inc.	688	312,517
Humana, Inc.	398	193,106
Laboratory Corp. of America Holdings	102	20,891
Quest Diagnostics, Inc.	250	30,672
UnitedHealth Group, Inc.	2,458	1,241,388
		1,798,574
HEALTH CARE TECHNOLOGY — 0.1%
Teladoc Health, Inc. (a)	306	7,757
Veeva Systems, Inc. Class A (a)	463	76,340
		84,097
HOTELS, RESTAURANTS & LEISURE — 1.8%
Chipotle Mexican Grill, Inc. (a)	60	90,166
McDonald's Corp.	3,878	894,810
Starbucks Corp.	3,733	314,542
Vail Resorts, Inc.	47	10,135
Yum! Brands, Inc.	1,530	162,700
		1,472,353
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	408	27,479
Garmin, Ltd.	1,632	131,066
Lennar Corp. Class A	560	41,748
NVR, Inc. (a)	24	95,690
PulteGroup, Inc. (a)	1,020	38,250
		334,233
HOUSEHOLD PRODUCTS — 0.3%
Church & Dwight Co., Inc.	816	58,295
Colgate-Palmolive Co.	2,706	190,096
Procter & Gamble Co.	271	34,214
		282,605
INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	552	60,996

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Honeywell International, Inc.	10,908	$1,821,309
		1,882,305
INSURANCE — 3.4%
Aflac, Inc.	6,731	378,282
Alleghany Corp. (a)	66	55,398
Allstate Corp.	981	122,164
American Financial Group, Inc.	1,601	196,811
Arch Capital Group, Ltd. (a)	3,355	152,787
Arthur J Gallagher & Co.	233	39,894
Brown & Brown, Inc.	2,570	155,434
Chubb, Ltd.	1,836	333,932
Cincinnati Financial Corp.	1,287	115,277
Erie Indemnity Co. Class A	306	68,027
Globe Life, Inc.	612	61,016
Hartford Financial Services Group, Inc.	1,978	122,517
Markel Corp. (a)	122	132,275
Marsh & McLennan Cos., Inc.	1,940	289,623
MetLife, Inc.	2,040	123,991
Progressive Corp.	1,879	218,359
Travelers Cos., Inc.	371	56,837
W R Berkley Corp.	1,326	85,633
Willis Towers Watson PLC	574	115,339
		2,823,596
INTERACTIVE MEDIA & SERVICES — 3.8%
Alphabet, Inc. Class A (a)	7,050	674,332
Alphabet, Inc. Class C (a)	13,166	1,265,911
IAC, Inc. (a)	267	14,786
Match Group, Inc. (a)	816	38,964
Meta Platforms, Inc. Class A (a)	6,719	911,634
Pinterest, Inc. Class A (a)	1,122	26,143
Snap, Inc. Class A (a)	2,142	21,034
Twitter, Inc. (a)	2,909	127,531
		3,080,335
INTERNET & DIRECT MARKETING RETAIL — 3.8%
Amazon.com, Inc. (a)	23,762	2,685,106
eBay, Inc.	3,876	142,676
Etsy, Inc. (a)	1,282	128,367
MercadoLibre, Inc. (a)	204	168,867
Wayfair, Inc. Class A (a)	204	6,640
		3,131,656
IT SERVICES — 4.2%
Accenture PLC Class A	2,313	595,135
Automatic Data Processing, Inc.	163	36,869
Block, Inc. (a)	510	28,045
EPAM Systems, Inc. (a)	32	11,590
Fiserv, Inc. (a)	612	57,265
International Business Machines Corp.	4,139	491,754
Mastercard, Inc. Class A	2,170	617,018
MongoDB, Inc. (a)	62	12,311
Okta, Inc. (a)	408	23,203
Paychex, Inc.	971	108,956
PayPal Holdings, Inc. (a)	3,122	268,710
Security Description	Shares	Value
Twilio, Inc. Class A (a)	191	$13,206
VeriSign, Inc. (a)	1,122	194,891
Visa, Inc. Class A	5,704	1,013,316
		3,472,269
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	714	48,138
LIFE SCIENCES TOOLS & SERVICES — 2.9%
Avantor, Inc. (a)	1,734	33,987
Bio-Rad Laboratories, Inc. Class A (a)	152	63,405
Bio-Techne Corp.	54	15,336
Danaher Corp.	2,907	750,849
Illumina, Inc. (a)	553	105,507
Mettler-Toledo International, Inc. (a)	327	354,507
PerkinElmer, Inc.	1,358	163,408
Thermo Fisher Scientific, Inc.	1,320	669,491
West Pharmaceutical Services, Inc.	991	243,865
		2,400,355
MACHINERY — 4.3%
Cummins, Inc.	6,958	1,416,023
Deere & Co.	250	83,473
Fortive Corp.	2,161	125,986
IDEX Corp.	641	128,104
Illinois Tool Works, Inc.	3,197	577,538
Pentair PLC	8,415	341,901
Stanley Black & Decker, Inc.	349	26,248
Xylem, Inc.	9,110	795,850
		3,495,123
MEDIA — 1.1%
Cable One, Inc.	20	17,061
Charter Communications, Inc. Class A (a)	433	131,350
Comcast Corp. Class A	7,242	212,408
Fox Corp. Class A	1,122	34,423
Fox Corp. Class B	1,020	29,070
Liberty Broadband Corp. Class C (a)	4,182	308,632
Liberty Media Corp.-Liberty SiriusXM Class C (a)	1,734	65,389
Sirius XM Holdings, Inc.	13,921	79,489
		877,822
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (b)
Annaly Capital Management, Inc. REIT	2,256	38,717
MULTILINE RETAIL — 0.3%
Dollar General Corp.	885	212,276
Target Corp.	130	19,291
		231,567
PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	306	66,065

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 5.3%
Bristol-Myers Squibb Co.	6,821	$484,905
Catalent, Inc. (a)	871	63,026
Elanco Animal Health, Inc. (a)	3,060	37,975
Eli Lilly & Co.	3,107	1,004,648
Jazz Pharmaceuticals PLC (a)	639	85,172
Johnson & Johnson	6,402	1,045,831
Merck & Co., Inc.	8,949	770,688
Pfizer, Inc.	11,879	519,825
Zoetis, Inc.	2,063	305,922
		4,317,992
PROFESSIONAL SERVICES — 1.0%
Booz Allen Hamilton Holding Corp.	306	28,259
CoStar Group, Inc. (a)	1,981	137,977
Equifax, Inc.	510	87,429
Jacobs Solutions, Inc.	3,535	383,512
Leidos Holdings, Inc.	148	12,946
Robert Half International, Inc.	454	34,731
TransUnion	102	6,068
Verisk Analytics, Inc.	723	123,293
		814,215
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	2,346	158,378
Zillow Group, Inc. Class C (a)	306	8,755
		167,133
ROAD & RAIL — 0.7%
AMERCO	256	130,360
Lyft, Inc. Class A (a)	427	5,624
Old Dominion Freight Line, Inc.	612	152,247
Uber Technologies, Inc. (a)	3,774	100,011
Union Pacific Corp.	1,088	211,964
		600,206
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.8%
Advanced Micro Devices, Inc. (a)	1,938	122,792
Analog Devices, Inc.	3,904	543,983
Broadcom, Inc.	286	126,987
Enphase Energy, Inc. (a)	2,841	788,292
Intel Corp.	14,962	385,571
KLA Corp.	465	140,723
Marvell Technology, Inc.	9,023	387,177
Monolithic Power Systems, Inc.	716	260,194
NVIDIA Corp.	7,896	958,495
QUALCOMM, Inc.	7,274	821,817
SolarEdge Technologies, Inc. (a)	1,756	406,444
Texas Instruments, Inc.	4,262	659,672
		5,602,147
SOFTWARE — 10.4%
Adobe, Inc. (a)	2,118	582,874
ANSYS, Inc. (a)	254	56,312
Autodesk, Inc. (a)	640	119,552
Citrix Systems, Inc. (a)	3,060	318,240
DocuSign, Inc. (a)	376	20,105
Security Description	Shares	Value
Fortinet, Inc. (a)	1,764	$86,665
HubSpot, Inc. (a)	38	10,264
Intuit, Inc.	2,715	1,051,574
Microsoft Corp.	21,320	4,965,428
Palo Alto Networks, Inc. (a)	120	19,655
Paycom Software, Inc. (a)	67	22,109
RingCentral, Inc. Class A (a)	204	8,152
Roper Technologies, Inc.	384	138,102
Salesforce, Inc. (a)	2,695	387,649
ServiceNow, Inc. (a)	1,215	458,796
Synopsys, Inc. (a)	538	164,364
Trade Desk, Inc. Class A (a)	612	36,567
Tyler Technologies, Inc. (a)	124	43,090
Workday, Inc. Class A (a)	408	62,106
Zendesk, Inc. (a)	162	12,328
Zoom Video Communications, Inc. Class A (a)	204	15,012
		8,578,944
SPECIALTY RETAIL — 2.4%
Burlington Stores, Inc. (a)	306	34,238
Home Depot, Inc.	3,009	830,303
Lowe's Cos., Inc.	2,038	382,757
O'Reilly Automotive, Inc. (a)	321	225,775
Ross Stores, Inc.	1,376	115,956
TJX Cos., Inc.	4,488	278,795
Ulta Beauty, Inc. (a)	243	97,489
		1,965,313
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.1%
Apple, Inc.	48,026	6,637,193
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Lululemon Athletica, Inc. (a)	408	114,061
NIKE, Inc. Class B	1,326	110,217
VF Corp.	1,210	36,191
		260,469
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	3,815	175,643
W.W. Grainger, Inc.	53	25,927
		201,570
TOTAL COMMON STOCKS (Cost $100,412,238)		82,046,253
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d) (Cost $194,501)	194,485	194,524
TOTAL INVESTMENTS — 100.2% (Cost $100,606,739)		82,240,777
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(140,064)
NET ASSETS — 100.0%		$82,100,713

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$81,728,013	$318,240	$—	$82,046,253
Short-Term Investment	194,524	—	—	194,524
TOTAL INVESTMENTS	$81,922,537	$318,240	$—	$82,240,777

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	221,509	$221,487	$778,362	$805,366	$3	$38	194,485	$194,524	$811
See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.1%
AEROSPACE & DEFENSE — 1.3%
Boeing Co. (a)	2,697	$326,553
General Dynamics Corp.	2,548	540,609
HEICO Corp.	270	38,875
HEICO Corp. Class A	486	55,705
Howmet Aerospace, Inc.	3,081	95,295
Huntington Ingalls Industries, Inc.	651	144,197
L3Harris Technologies, Inc.	1,822	378,666
Lockheed Martin Corp.	11,542	4,458,559
Northrop Grumman Corp.	6,315	2,970,071
Raytheon Technologies Corp.	15,609	1,277,753
Textron, Inc.	3,474	202,395
TransDigm Group, Inc.	179	93,943
		10,582,621
AIR FREIGHT & LOGISTICS — 1.4%
C.H. Robinson Worldwide, Inc.	24,927	2,400,719
Expeditors International of Washington, Inc.	35,023	3,092,881
FedEx Corp.	4,747	704,787
United Parcel Service, Inc. Class B	32,677	5,278,643
		11,477,030
AIRLINES — 0.0% (b)
Delta Air Lines, Inc. (a)	1,662	46,636
Southwest Airlines Co. (a)	1,148	35,404
		82,040
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	2,511	196,385
BorgWarner, Inc.	5,282	165,855
Lear Corp.	1,478	176,902
		539,142
AUTOMOBILES — 0.5%
Ford Motor Co.	142,612	1,597,254
General Motors Co.	61,892	1,986,114
Lucid Group, Inc. (a) (c)	400	5,588
Rivian Automotive, Inc. Class A (a) (c)	1,451	47,753
Tesla, Inc. (a)	2,352	623,868
		4,260,577
BANKS — 3.6%
Bank of America Corp.	177,752	5,368,110
Citigroup, Inc.	93,168	3,882,311
Citizens Financial Group, Inc.	15,088	518,424
Fifth Third Bancorp	15,881	507,557
First Citizens BancShares, Inc. Class A	261	208,129
First Republic Bank	2,143	279,769
Huntington Bancshares, Inc.	33,227	437,932
JPMorgan Chase & Co.	67,231	7,025,640
KeyCorp.	24,288	389,094
M&T Bank Corp.	3,194	563,166
PNC Financial Services Group, Inc.	8,674	1,296,069
Regions Financial Corp.	21,574	432,990
Security Description	Shares	Value
Signature Bank	1,029	$155,379
SVB Financial Group (a)	2,253	756,512
Truist Financial Corp.	35,378	1,540,358
US Bancorp	26,478	1,067,593
Webster Financial Corp.	3,000	135,600
Wells Fargo & Co.	107,852	4,337,807
		28,902,440
BEVERAGES — 2.2%
Brown-Forman Corp. Class B	9,231	614,508
Coca-Cola Co.	128,584	7,203,276
Constellation Brands, Inc. Class A	1,140	261,835
Keurig Dr. Pepper, Inc.	74,097	2,654,154
Molson Coors Beverage Co. Class B	4,356	209,044
Monster Beverage Corp. (a)	12,633	1,098,566
PepsiCo, Inc.	32,607	5,323,419
		17,364,802
BIOTECHNOLOGY — 3.7%
AbbVie, Inc.	14,117	1,894,642
Alnylam Pharmaceuticals, Inc. (a)	57	11,409
Amgen, Inc.	9,717	2,190,212
Biogen, Inc. (a)	2,682	716,094
BioMarin Pharmaceutical, Inc. (a)	13,569	1,150,244
Exact Sciences Corp. (a)	391	12,704
Gilead Sciences, Inc.	74,411	4,590,415
Horizon Therapeutics PLC (a)	21,530	1,332,492
Incyte Corp. (a)	18,359	1,223,444
Moderna, Inc. (a)	2,773	327,907
Neurocrine Biosciences, Inc. (a)	6,626	703,747
Regeneron Pharmaceuticals, Inc. (a)	9,675	6,664,817
Seagen, Inc. (a)	9,277	1,269,372
Vertex Pharmaceuticals, Inc. (a)	25,059	7,255,583
		29,343,082
BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	5,250	255,045
Allegion PLC	3,463	310,562
Carlisle Cos., Inc.	346	97,022
Carrier Global Corp.	7,823	278,186
Fortune Brands Home & Security, Inc.	1,850	99,326
Johnson Controls International PLC	8,462	416,500
Lennox International, Inc.	238	52,995
Masco Corp.	2,123	99,123
Owens Corning	1,446	113,670
Trane Technologies PLC	1,955	283,104
		2,005,533
CAPITAL MARKETS — 3.5%
Ameriprise Financial, Inc.	4,514	1,137,302
Bank of New York Mellon Corp.	16,625	640,395
BlackRock, Inc.	5,406	2,974,814
Blackstone, Inc.	24,791	2,075,007
Carlyle Group, Inc.	3,443	88,967
Cboe Global Markets, Inc.	13,385	1,570,997

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Charles Schwab Corp.	10,737	$771,668
CME Group, Inc.	9,836	1,742,251
Coinbase Global, Inc. Class A (a)	8,783	566,416
FactSet Research Systems, Inc.	1,273	509,340
Franklin Resources, Inc.	6,256	134,629
Goldman Sachs Group, Inc.	8,091	2,371,067
Intercontinental Exchange, Inc.	20,943	1,892,200
Invesco, Ltd.	9,943	136,219
KKR & Co., Inc.	7,958	342,194
LPL Financial Holdings, Inc.	572	124,971
MarketAxess Holdings, Inc.	2,496	555,335
Moody's Corp.	5,911	1,437,023
Morgan Stanley	20,966	1,656,524
MSCI, Inc.	179	75,500
Nasdaq, Inc.	2,667	151,166
Northern Trust Corp.	2,501	213,986
Raymond James Financial, Inc.	2,346	231,832
S&P Global, Inc.	13,159	4,018,101
SEI Investments Co.	5,209	255,501
State Street Corp. (d)	7,771	472,554
T Rowe Price Group, Inc.	9,992	1,049,260
Tradeweb Markets, Inc. Class A	9,994	563,861
		27,759,080
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	4,916	1,144,101
Albemarle Corp.	585	154,697
Celanese Corp.	4,292	387,739
CF Industries Holdings, Inc.	1,416	136,290
Corteva, Inc.	30,061	1,717,986
Dow, Inc.	10,795	474,224
DuPont de Nemours, Inc.	7,437	374,825
Eastman Chemical Co.	2,173	154,392
Ecolab, Inc.	1,642	237,137
FMC Corp.	1,111	117,433
International Flavors & Fragrances, Inc.	1,971	179,026
Linde PLC	3,769	1,016,085
LyondellBasell Industries NV Class A	12,099	910,813
Mosaic Co.	3,960	191,387
PPG Industries, Inc.	2,197	243,186
RPM International, Inc.	1,001	83,393
Sherwin-Williams Co.	4,594	940,621
Westlake Corp.	511	44,396
		8,507,731
COMMERCIAL SERVICES & SUPPLIES — 2.2%
Cintas Corp.	3,056	1,186,309
Copart, Inc. (a)	7,150	760,760
Republic Services, Inc.	35,212	4,790,240
Rollins, Inc.	34,013	1,179,571
Waste Connections, Inc.	33,704	4,554,421
Waste Management, Inc.	30,603	4,902,907
		17,374,208
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 2.0%
Arista Networks, Inc. (a)	12,234	$1,381,096
Cisco Systems, Inc.	266,962	10,678,480
F5, Inc. (a)	2,163	313,051
Juniper Networks, Inc.	14,795	386,445
Motorola Solutions, Inc.	15,147	3,392,474
		16,151,546
CONSTRUCTION & ENGINEERING — 0.0% (b)
Quanta Services, Inc.	1,344	171,212
CONSTRUCTION MATERIALS — 0.0% (b)
Martin Marietta Materials, Inc.	464	149,450
Vulcan Materials Co.	872	137,523
		286,973
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	10,629	295,805
American Express Co.	5,646	761,702
Capital One Financial Corp.	12,297	1,133,414
Discover Financial Services	4,528	411,686
Synchrony Financial	14,642	412,758
		3,015,365
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	137,569	1,476,115
Avery Dennison Corp.	2,721	442,707
Ball Corp.	5,697	275,279
Crown Holdings, Inc.	1,580	128,028
International Paper Co.	14,409	456,765
Packaging Corp. of America	3,923	440,514
Sealed Air Corp.	1,473	65,563
Westrock Co.	6,609	204,152
		3,489,123
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,743	260,265
LKQ Corp.	3,795	178,934
Pool Corp.	1,523	484,634
		923,833
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Apollo Global Management, Inc.	3,469	161,308
Berkshire Hathaway, Inc. Class B (a)	37,727	10,073,864
Equitable Holdings, Inc.	6,258	164,898
		10,400,070
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	287,128	4,404,543
Liberty Global PLC Class A (a)	5,162	80,475
Liberty Global PLC Class C (a)	18,068	298,122
Lumen Technologies, Inc. (c)	36,231	263,762
Verizon Communications, Inc.	163,241	6,198,261
		11,245,163
ELECTRIC UTILITIES — 2.5%
Alliant Energy Corp.	8,012	424,556
American Electric Power Co., Inc.	19,838	1,714,995

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Constellation Energy Corp.	6,012	$500,138
Duke Energy Corp.	42,168	3,922,467
Edison International	6,295	356,171
Entergy Corp.	2,974	299,274
Evergy, Inc.	6,156	365,666
Eversource Energy	11,840	923,047
Exelon Corp.	17,494	655,325
FirstEnergy Corp.	6,247	231,139
NextEra Energy, Inc.	28,154	2,207,555
NRG Energy, Inc.	11,460	438,574
PG&E Corp. (a)	31,221	390,263
PPL Corp.	9,662	244,932
Southern Co.	56,776	3,860,768
Xcel Energy, Inc.	47,683	3,051,712
		19,586,582
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	1,505	170,682
Eaton Corp. PLC	3,059	407,948
Emerson Electric Co.	20,868	1,527,955
Generac Holdings, Inc. (a)	2,086	371,600
Plug Power, Inc. (a) (c)	2,044	42,944
Rockwell Automation, Inc.	744	160,042
Sensata Technologies Holding PLC	1,707	63,637
		2,744,808
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Amphenol Corp. Class A	49,072	3,285,861
Arrow Electronics, Inc. (a)	8,796	810,903
CDW Corp.	1,131	176,526
Cognex Corp.	5,812	240,907
Corning, Inc.	9,175	266,259
Keysight Technologies, Inc. (a)	18,864	2,968,439
TE Connectivity, Ltd.	2,771	305,808
Teledyne Technologies, Inc. (a)	385	129,926
Trimble, Inc. (a)	1,258	68,272
Zebra Technologies Corp. Class A (a)	1,860	487,339
		8,740,240
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	10,894	228,338
Halliburton Co.	4,761	117,216
Schlumberger NV	7,811	280,415
		625,969
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	41,602	3,092,693
AMC Entertainment Holdings, Inc. Class A (a) (c)	908	6,329
Electronic Arts, Inc.	20,558	2,378,766
Liberty Media Corp.-Liberty Formula One Class C (a)	1,231	72,014
Live Nation Entertainment, Inc. (a)	404	30,720
Netflix, Inc. (a)	4,974	1,171,079
ROBLOX Corp. Class A (a) (c)	261	9,354
Roku, Inc. (a) (c)	426	24,026
Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	16,619	$1,811,471
Walt Disney Co. (a)	16,878	1,592,102
Warner Bros Discovery, Inc. (a)	34,451	396,186
		10,584,740
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.7%
Alexandria Real Estate Equities, Inc. REIT	1,118	156,732
American Homes 4 Rent Class A REIT	1,755	57,582
American Tower Corp. REIT	5,020	1,077,794
AvalonBay Communities, Inc. REIT	967	178,112
Boston Properties, Inc. REIT	1,535	115,079
Camden Property Trust REIT	496	59,247
Crown Castle, Inc. REIT	11,761	1,700,052
Digital Realty Trust, Inc. REIT	2,258	223,948
Duke Realty Corp. REIT	2,117	102,039
Equinix, Inc. REIT	734	417,529
Equity LifeStyle Properties, Inc. REIT	616	38,709
Equity Residential REIT	2,980	200,316
Essex Property Trust, Inc. REIT	448	108,519
Extra Space Storage, Inc. REIT	3,177	548,700
Gaming and Leisure Properties, Inc. REIT	1,720	76,093
Healthcare Realty Trust, Inc. REIT	2,554	53,251
Healthpeak Properties, Inc. REIT	4,401	100,871
Host Hotels & Resorts, Inc. REIT	4,104	65,171
Invitation Homes, Inc. REIT	3,326	112,319
Iron Mountain, Inc. REIT	2,397	105,396
Kimco Realty Corp. REIT	6,970	128,318
Medical Properties Trust, Inc. REIT	8,287	98,284
Mid-America Apartment Communities, Inc. REIT	658	102,036
Prologis, Inc. REIT	4,313	438,201
Public Storage REIT	15,569	4,558,759
Realty Income Corp. REIT	4,002	232,916
Regency Centers Corp. REIT	1,375	74,044
SBA Communications Corp. REIT	3,888	1,106,719
Simon Property Group, Inc. REIT	2,277	204,361
Sun Communities, Inc. REIT	543	73,484
UDR, Inc. REIT	1,384	57,727
Ventas, Inc. REIT	3,237	130,030
VICI Properties, Inc. REIT	5,874	175,339
Vornado Realty Trust REIT	1,482	34,323
Welltower, Inc. REIT	2,490	160,157
Weyerhaeuser Co. REIT	6,666	190,381
WP Carey, Inc. REIT	1,424	99,395
		13,361,933
FOOD & STAPLES RETAILING — 2.5%
Costco Wholesale Corp.	15,564	7,350,410
Kroger Co.	82,795	3,622,281
Sysco Corp.	5,286	373,773
Walgreens Boots Alliance, Inc.	27,269	856,247

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Walmart, Inc.	56,019	$7,265,664
		19,468,375
FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	9,046	727,751
Bunge, Ltd.	3,623	299,151
Campbell Soup Co.	13,180	621,042
Conagra Brands, Inc.	7,386	241,005
General Mills, Inc.	23,934	1,833,584
Hershey Co.	21,533	4,747,380
Hormel Foods Corp.	46,823	2,127,637
JM Smucker Co.	7,572	1,040,468
Kellogg Co.	22,414	1,561,359
Kraft Heinz Co.	12,391	413,240
McCormick & Co., Inc.	11,082	789,814
Mondelez International, Inc. Class A	37,370	2,048,997
Tyson Foods, Inc. Class A	14,061	927,042
		17,378,470
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	1,304	132,812
UGI Corp.	4,139	133,814
		266,626
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abbott Laboratories	19,825	1,918,267
ABIOMED, Inc. (a)	1,302	319,849
Align Technology, Inc. (a)	466	96,513
Baxter International, Inc.	23,478	1,264,525
Becton Dickinson & Co.	11,173	2,489,680
Boston Scientific Corp. (a)	8,063	312,280
Cooper Cos., Inc.	2,505	661,070
DENTSPLY SIRONA, Inc.	2,554	72,406
DexCom, Inc. (a)	477	38,418
Edwards Lifesciences Corp. (a)	19,669	1,625,249
Hologic, Inc. (a)	17,739	1,144,520
IDEXX Laboratories, Inc. (a)	3,471	1,130,852
Insulet Corp. (a)	33	7,570
Intuitive Surgical, Inc. (a)	10,011	1,876,462
Masimo Corp. (a)	1,623	229,103
Medtronic PLC	16,131	1,302,578
Novocure, Ltd. (a) (c)	26	1,976
ResMed, Inc.	4,237	924,937
STERIS PLC	597	99,269
Stryker Corp.	1,696	343,508
Teleflex, Inc.	268	53,991
Zimmer Biomet Holdings, Inc.	2,375	248,306
		16,161,329
HEALTH CARE PROVIDERS & SERVICES — 4.5%
AmerisourceBergen Corp.	9,110	1,232,856
Cardinal Health, Inc.	24,210	1,614,323
Centene Corp. (a)	12,122	943,213
Cigna Corp.	7,073	1,962,545
CVS Health Corp.	31,414	2,995,953
DaVita, Inc. (a)	1,255	103,876
Elevance Health, Inc.	2,938	1,334,557
Security Description	Shares	Value
HCA Healthcare, Inc.	2,937	$539,791
Henry Schein, Inc. (a)	5,149	338,650
Humana, Inc.	2,546	1,235,294
Laboratory Corp. of America Holdings	5,007	1,025,484
McKesson Corp.	4,084	1,388,029
Molina Healthcare, Inc. (a)	641	211,428
Quest Diagnostics, Inc.	11,530	1,414,616
UnitedHealth Group, Inc.	37,508	18,943,040
Universal Health Services, Inc. Class B	1,917	169,041
		35,452,696
HEALTH CARE TECHNOLOGY — 0.1%
Teladoc Health, Inc. (a) (c)	4,033	102,237
Veeva Systems, Inc. Class A (a)	3,971	654,738
		756,975
HOTELS, RESTAURANTS & LEISURE — 0.9%
Airbnb, Inc. Class A (a)	243	25,525
Aramark	3,418	106,641
Booking Holdings, Inc. (a)	150	246,481
Caesars Entertainment, Inc. (a)	1,565	50,487
Carnival Corp. (a) (c)	6,654	46,778
Chipotle Mexican Grill, Inc. (a)	79	118,718
Darden Restaurants, Inc.	1,109	140,089
Domino's Pizza, Inc.	3,646	1,130,989
Expedia Group, Inc. (a)	574	53,778
Hilton Worldwide Holdings, Inc.	524	63,205
Las Vegas Sands Corp. (a)	1,202	45,099
Marriott International, Inc. Class A	667	93,473
McDonald's Corp.	18,093	4,174,779
MGM Resorts International	2,943	87,466
Royal Caribbean Cruises, Ltd. (a)	1,530	57,987
Starbucks Corp.	5,964	502,527
Vail Resorts, Inc.	226	48,735
Wynn Resorts, Ltd. (a)	427	26,914
Yum! Brands, Inc.	1,595	169,612
		7,189,283
HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	16,163	1,088,578
Garmin, Ltd.	12,644	1,015,440
Lennar Corp. Class A	6,646	495,459
Mohawk Industries, Inc. (a)	1,324	120,736
Newell Brands, Inc.	7,499	104,161
NVR, Inc. (a)	129	514,333
PulteGroup, Inc. (a)	12,889	483,337
Whirlpool Corp.	1,671	225,268
		4,047,312
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	20,457	1,461,448
Clorox Co.	12,750	1,636,972
Colgate-Palmolive Co.	17,212	1,209,143
Kimberly-Clark Corp.	9,061	1,019,725

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Procter & Gamble Co.	37,635	$4,751,419
		10,078,707
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	10,606	239,696
Vistra Corp.	7,353	154,413
		394,109
INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.	26,990	2,982,395
General Electric Co.	13,291	822,846
Honeywell International, Inc.	8,219	1,372,326
		5,177,567
INSURANCE — 3.4%
Aflac, Inc.	27,403	1,540,049
Alleghany Corp. (a)	269	225,790
Allstate Corp.	14,205	1,768,949
American Financial Group, Inc.	1,176	144,566
American International Group, Inc.	18,979	901,123
Aon PLC Class A	5,218	1,397,746
Arch Capital Group, Ltd. (a)	6,758	307,759
Arthur J Gallagher & Co.	16,746	2,867,250
Assurant, Inc.	5,723	831,380
Brown & Brown, Inc.	1,523	92,111
Chubb, Ltd.	6,109	1,111,105
Cincinnati Financial Corp.	2,552	228,583
Erie Indemnity Co. Class A	4,814	1,070,200
Everest Re Group, Ltd.	838	219,925
Fidelity National Financial, Inc.	13,583	491,705
Globe Life, Inc.	1,437	143,269
Hartford Financial Services Group, Inc.	6,479	401,309
Lincoln National Corp.	5,867	257,620
Loews Corp.	5,050	251,692
Markel Corp. (a)	222	240,697
Marsh & McLennan Cos., Inc.	20,947	3,127,178
MetLife, Inc.	16,002	972,601
Principal Financial Group, Inc.	4,049	292,135
Progressive Corp.	46,674	5,423,985
Prudential Financial, Inc.	8,678	744,399
Travelers Cos., Inc.	5,187	794,648
W R Berkley Corp.	2,027	130,904
Willis Towers Watson PLC	5,230	1,050,916
		27,029,594
INTERACTIVE MEDIA & SERVICES — 4.2%
Alphabet, Inc. Class A (a)	97,584	9,333,910
Alphabet, Inc. Class C (a)	122,956	11,822,219
IAC, Inc. (a)	1,264	70,000
Match Group, Inc. (a)	804	38,391
Meta Platforms, Inc. Class A (a)	90,143	12,230,602
Pinterest, Inc. Class A (a)	1,152	26,842
Snap, Inc. Class A (a)	357	3,506
Twitter, Inc. (a)	3,008	131,871
Security Description	Shares	Value
ZoomInfo Technologies, Inc. (a)	513	$21,371
		33,678,712
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Amazon.com, Inc. (a)	58,310	6,589,030
Chewy, Inc. Class A (a) (c)	43	1,321
DoorDash, Inc. Class A (a)	463	22,895
eBay, Inc.	9,644	354,996
Etsy, Inc. (a)	557	55,773
MercadoLibre, Inc. (a)	53	43,872
Wayfair, Inc. Class A (a) (c)	878	28,579
		7,096,466
IT SERVICES — 7.9%
Accenture PLC Class A	35,778	9,205,679
Affirm Holdings, Inc. (a) (c)	573	10,749
Akamai Technologies, Inc. (a)	17,322	1,391,303
Automatic Data Processing, Inc.	25,967	5,873,476
Block, Inc. (a)	1,145	62,964
Broadridge Financial Solutions, Inc.	9,341	1,348,093
Cloudflare, Inc. Class A (a)	104	5,752
Cognizant Technology Solutions Corp. Class A	36,534	2,098,513
EPAM Systems, Inc. (a)	201	72,800
Fidelity National Information Services, Inc.	11,601	876,688
Fiserv, Inc. (a)	17,341	1,622,597
FleetCor Technologies, Inc. (a)	521	91,785
Gartner, Inc. (a)	285	78,857
Global Payments, Inc.	3,216	347,489
GoDaddy, Inc. Class A (a)	488	34,589
International Business Machines Corp.	20,707	2,460,199
Jack Henry & Associates, Inc.	13,467	2,454,630
Mastercard, Inc. Class A	39,058	11,105,752
MongoDB, Inc. (a)	5	993
Okta, Inc. (a)	675	38,387
Paychex, Inc.	47,278	5,305,064
PayPal Holdings, Inc. (a)	35,400	3,046,878
Snowflake, Inc. Class A (a)	256	43,510
SS&C Technologies Holdings, Inc.	2,290	109,348
Twilio, Inc. Class A (a)	836	57,801
VeriSign, Inc. (a)	12,076	2,097,601
Visa, Inc. Class A	67,264	11,949,450
Western Union Co.	66,591	898,978
		62,689,925
LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Hasbro, Inc.	1,270	85,623
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	9,325	1,133,454
Avantor, Inc. (a)	3,310	64,876
Bio-Rad Laboratories, Inc. Class A (a)	592	246,947
Bio-Techne Corp.	97	27,548
Charles River Laboratories International, Inc. (a)	315	61,992

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Danaher Corp.	16,347	$4,222,267
Illumina, Inc. (a)	657	125,349
IQVIA Holdings, Inc. (a)	1,023	185,306
Mettler-Toledo International, Inc. (a)	69	74,804
PerkinElmer, Inc.	995	119,728
Thermo Fisher Scientific, Inc.	3,365	1,706,695
Waters Corp. (a)	270	72,773
West Pharmaceutical Services, Inc.	3,813	938,303
		8,980,042
MACHINERY — 1.1%
Caterpillar, Inc.	4,257	698,488
Cummins, Inc.	5,664	1,152,681
Deere & Co.	2,029	677,463
Dover Corp.	1,216	141,761
Fortive Corp.	2,220	129,426
IDEX Corp.	2,315	462,653
Illinois Tool Works, Inc.	13,373	2,415,832
Ingersoll Rand, Inc.	3,364	145,527
Nordson Corp.	1,650	350,245
Otis Worldwide Corp.	4,996	318,745
PACCAR, Inc.	4,911	411,001
Parker-Hannifin Corp.	1,122	271,872
Pentair PLC	5,871	238,539
Snap-on, Inc.	1,968	396,257
Stanley Black & Decker, Inc.	2,762	207,730
Westinghouse Air Brake Technologies Corp.	2,172	176,692
Xylem, Inc.	1,294	113,044
		8,307,956
MEDIA — 0.9%
Cable One, Inc.	32	27,298
Charter Communications, Inc. Class A (a)	5,036	1,527,671
Comcast Corp. Class A	99,631	2,922,177
DISH Network Corp. Class A (a)	9,001	124,484
Fox Corp. Class A	5,512	169,108
Fox Corp. Class B	8,493	242,050
Interpublic Group of Cos., Inc.	5,495	140,672
Liberty Broadband Corp. Class C (a)	19,547	1,442,569
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,132	43,095
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,068	77,984
News Corp. Class A	5,646	85,311
Omnicom Group, Inc.	2,915	183,907
Paramount Global Class B	17,215	327,774
Sirius XM Holdings, Inc. (c)	7,404	42,277
		7,356,377
METALS & MINING — 0.7%
Alcoa Corp.	2,053	69,104
Cleveland-Cliffs, Inc. (a)	32,182	433,491
Freeport-McMoRan, Inc.	9,568	261,493
Newmont Corp.	73,054	3,070,460
Nucor Corp.	11,726	1,254,565
Security Description	Shares	Value
Steel Dynamics, Inc.	8,488	$602,224
		5,691,337
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	36,980	634,585
MULTI-UTILITIES — 1.3%
Ameren Corp.	9,080	731,394
CenterPoint Energy, Inc.	5,645	159,076
CMS Energy Corp.	12,702	739,765
Consolidated Edison, Inc.	38,259	3,281,092
Dominion Energy, Inc.	21,821	1,508,049
DTE Energy Co.	2,226	256,101
NiSource, Inc.	5,518	138,999
Public Service Enterprise Group, Inc.	5,157	289,978
Sempra Energy	3,069	460,166
WEC Energy Group, Inc.	30,975	2,770,094
		10,334,714
MULTILINE RETAIL — 1.3%
Dollar General Corp.	14,161	3,396,658
Dollar Tree, Inc. (a)	8,640	1,175,904
Target Corp.	36,875	5,471,881
		10,044,443
OIL, GAS & CONSUMABLE FUELS — 1.8%
APA Corp.	790	27,010
Cheniere Energy, Inc.	7,656	1,270,207
Chevron Corp.	17,323	2,488,795
ConocoPhillips	9,923	1,015,520
Coterra Energy, Inc.	6,976	182,213
Devon Energy Corp.	2,830	170,168
Diamondback Energy, Inc.	1,103	132,867
EOG Resources, Inc.	4,756	531,388
EQT Corp.	2,786	113,530
Exxon Mobil Corp.	43,542	3,801,652
Hess Corp.	1,141	124,358
Kinder Morgan, Inc.	24,369	405,500
Marathon Oil Corp.	7,080	159,866
Marathon Petroleum Corp.	11,559	1,148,156
Occidental Petroleum Corp.	5,215	320,462
ONEOK, Inc.	3,566	182,722
Phillips 66	7,850	633,652
Pioneer Natural Resources Co.	1,570	339,952
Targa Resources Corp.	1,146	69,150
Texas Pacific Land Corp.	19	33,767
Valero Energy Corp.	6,407	684,588
Williams Cos., Inc.	20,918	598,882
		14,434,405
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	8,213	1,773,187
PHARMACEUTICALS — 8.1%
Bristol-Myers Squibb Co.	55,478	3,943,931
Catalent, Inc. (a)	827	59,842

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Elanco Animal Health, Inc. (a)	3,468	$43,038
Eli Lilly & Co.	41,658	13,470,114
Jazz Pharmaceuticals PLC (a)	529	70,510
Johnson & Johnson	118,851	19,415,499
Merck & Co., Inc.	138,439	11,922,367
Pfizer, Inc.	262,421	11,483,543
Royalty Pharma PLC Class A	2,466	99,084
Viatris, Inc.	41,486	353,461
Zoetis, Inc.	22,053	3,270,239
		64,131,628
PROFESSIONAL SERVICES — 0.4%
Booz Allen Hamilton Holding Corp.	14,789	1,365,764
Clarivate PLC (a)	2,170	20,376
CoStar Group, Inc. (a)	1,574	109,629
Equifax, Inc.	569	97,544
Jacobs Solutions, Inc.	1,526	165,556
Leidos Holdings, Inc.	1,580	138,203
Robert Half International, Inc.	4,430	338,895
TransUnion	1,103	65,617
Verisk Analytics, Inc.	6,040	1,030,001
		3,331,585
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
CBRE Group, Inc. Class A (a)	4,323	291,846
Zillow Group, Inc. Class C (a)	1,272	36,392
		328,238
ROAD & RAIL — 0.8%
AMERCO	1,621	825,446
CSX Corp.	15,800	420,912
JB Hunt Transport Services, Inc.	3,097	484,433
Knight-Swift Transportation Holdings, Inc.	2,795	136,759
Lyft, Inc. Class A (a)	613	8,073
Norfolk Southern Corp.	4,678	980,743
Old Dominion Freight Line, Inc.	11,027	2,743,187
Uber Technologies, Inc. (a)	6,249	165,598
Union Pacific Corp.	3,725	725,704
		6,490,855
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
Advanced Micro Devices, Inc. (a)	49,091	3,110,406
Analog Devices, Inc.	3,031	422,339
Applied Materials, Inc.	36,339	2,977,254
Broadcom, Inc.	3,396	1,507,858
Enphase Energy, Inc. (a)	122	33,851
Entegris, Inc.	618	51,306
Intel Corp.	199,128	5,131,529
KLA Corp.	6,351	1,922,003
Lam Research Corp.	5,990	2,192,340
Marvell Technology, Inc.	2,756	118,260
Microchip Technology, Inc.	2,460	150,134
Micron Technology, Inc.	16,397	821,490
Monolithic Power Systems, Inc.	1,254	455,704
NVIDIA Corp.	79,589	9,661,309
NXP Semiconductors NV	1,246	183,797
Security Description	Shares	Value
ON Semiconductor Corp. (a)	2,611	$162,744
Qorvo, Inc. (a)	1,099	87,272
QUALCOMM, Inc.	46,307	5,231,765
Skyworks Solutions, Inc.	6,269	534,558
SolarEdge Technologies, Inc. (a)	151	34,950
Teradyne, Inc.	6,357	477,728
Texas Instruments, Inc.	63,025	9,755,009
		45,023,606
SOFTWARE — 5.9%
Adobe, Inc. (a)	20,268	5,577,754
ANSYS, Inc. (a)	301	66,732
AppLovin Corp. Class A (a) (c)	374	7,289
Autodesk, Inc. (a)	481	89,851
Avalara, Inc. (a)	63	5,783
Bentley Systems, Inc. Class B	485	14,836
Bill.Com Holdings, Inc. (a)	246	32,563
Black Knight, Inc. (a)	11,474	742,712
Cadence Design Systems, Inc. (a)	8,807	1,439,328
Ceridian HCM Holding, Inc. (a)	290	16,205
Citrix Systems, Inc. (a)	19,239	2,000,856
Coupa Software, Inc. (a)	17	1,000
Crowdstrike Holdings, Inc. Class A (a)	35	5,768
Datadog, Inc. Class A (a)	44	3,906
DocuSign, Inc. (a)	40	2,139
Dropbox, Inc. Class A (a)	1,034	21,424
Dynatrace, Inc. (a)	113	3,933
Fair Isaac Corp. (a)	78	32,137
Fortinet, Inc. (a)	23,385	1,148,905
Guidewire Software, Inc. (a)	196	12,070
HubSpot, Inc. (a)	23	6,213
Intuit, Inc.	7,774	3,011,026
Microsoft Corp.	96,889	22,565,448
NortonLifeLock, Inc.	62,020	1,249,083
Oracle Corp.	56,115	3,426,943
Palantir Technologies, Inc. Class A (a)	2,335	18,983
Palo Alto Networks, Inc. (a)	165	27,025
Paycom Software, Inc. (a)	1,523	502,575
PTC, Inc. (a)	280	29,288
RingCentral, Inc. Class A (a)	24	959
Roper Technologies, Inc.	4,951	1,780,578
Salesforce, Inc. (a)	4,612	663,390
ServiceNow, Inc. (a)	219	82,697
Splunk, Inc. (a)	183	13,762
Synopsys, Inc. (a)	465	142,062
Trade Desk, Inc. Class A (a)	393	23,482
Tyler Technologies, Inc. (a)	3,343	1,161,692
Unity Software, Inc. (a)	361	11,501
VMware, Inc. Class A	2,232	237,619
Workday, Inc. Class A (a)	344	52,364
Zendesk, Inc. (a)	55	4,185
Zoom Video Communications, Inc. Class A (a)	5,703	419,684

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Zscaler, Inc. (a)	29	$4,767
		46,660,517
SPECIALTY RETAIL — 1.7%
Advance Auto Parts, Inc.	781	122,102
AutoZone, Inc. (a)	1,263	2,705,258
Bath & Body Works, Inc.	3,135	102,201
Best Buy Co., Inc.	13,872	878,653
Burlington Stores, Inc. (a)	487	54,490
CarMax, Inc. (a)	2,802	184,988
Home Depot, Inc.	14,116	3,895,169
Lowe's Cos., Inc.	8,246	1,548,681
O'Reilly Automotive, Inc. (a)	2,380	1,673,973
Ross Stores, Inc.	2,644	222,810
TJX Cos., Inc.	8,053	500,252
Tractor Supply Co.	3,839	713,593
Ulta Beauty, Inc. (a)	1,993	799,572
		13,401,742
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
Apple, Inc.	181,669	25,106,656
Dell Technologies, Inc. Class C	41,146	1,405,959
Hewlett Packard Enterprise Co.	36,340	435,353
HP, Inc.	19,108	476,171
NetApp, Inc.	7,797	482,245
Seagate Technology Holdings PLC	2,297	122,269
Western Digital Corp. (a)	4,083	132,902
		28,161,555
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Lululemon Athletica, Inc. (a)	4,130	1,154,583
NIKE, Inc. Class B	40,546	3,370,184
VF Corp.	3,562	106,539
		4,631,306
TOBACCO — 0.1%
Altria Group, Inc.	7,364	297,358
Philip Morris International, Inc.	9,035	749,996
		1,047,354
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	20,166	928,443
United Rentals, Inc. (a)	984	265,798
W.W. Grainger, Inc.	1,742	852,169
		2,046,410
Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,614	$340,238
Essential Utilities, Inc.	1,888	78,126
		418,364
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
T-Mobile US, Inc. (a)	42,332	5,679,684
TOTAL COMMON STOCKS (Cost $846,694,723)		795,387,502
PREFERRED STOCKS — 0.0% (b)
ENTERTAINMENT — 0.0% (b)
AMC Entertainment Holdings, Inc. (Cost $15,691)(a)	908	2,461
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (e) (f)	2,337,398	2,337,865
State Street Navigator Securities Lending Portfolio II (d) (g)	132,871	132,871
TOTAL SHORT-TERM INVESTMENTS (Cost $2,470,486)		2,470,736
TOTAL INVESTMENTS — 100.4% (Cost $849,180,900)		797,860,699
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(3,419,417)
NET ASSETS — 100.0%		$794,441,282
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at September 30, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$793,386,646	$2,000,856	$—	$795,387,502
Preferred Stocks	2,461	—	—	2,461
Short-Term Investments	2,470,736	—	—	2,470,736
TOTAL INVESTMENTS	$795,859,843	$2,000,856	$—	$797,860,699

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Corp.	7,481	$461,204	$28,854	$8,957	$861	$(9,408)	7,771	$472,554	$4,896
State Street Institutional Liquid Reserves Fund, Premier Class	606,676	606,615	3,517,257	1,786,415	147	261	2,337,398	2,337,865	6,282
State Street Navigator Securities Lending Portfolio II	297,165	297,165	13,098,927	13,263,221	—	—	132,871	132,871	2,676
Total		$1,364,984	$16,645,038	$15,058,593	$1,008	$(9,147)		$2,943,290	$13,854
See accompanying notes to Schedule of Investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 4.0%
Tesla, Inc. (a)	52,362	$13,889,020
COMMUNICATIONS EQUIPMENT — 3.4%
Cisco Systems, Inc.	298,887	11,955,480
ENTERTAINMENT — 4.7%
Netflix, Inc. (a)	29,018	6,831,998
ROBLOX Corp. Class A (a) (b)	153,423	5,498,680
Sea, Ltd. ADR (a)	74,482	4,174,716
		16,505,394
HOTELS, RESTAURANTS & LEISURE — 6.7%
Airbnb, Inc. Class A (a)	98,143	10,308,941
Booking Holdings, Inc. (a)	7,929	13,029,012
		23,337,953
INTERACTIVE MEDIA & SERVICES — 6.4%
Alphabet, Inc. Class A (a)	119,890	11,467,479
Meta Platforms, Inc. Class A (a)	53,778	7,296,599
Snap, Inc. Class A (a)	348,799	3,425,206
		22,189,284
INTERNET & DIRECT MARKETING RETAIL — 9.9%
Alibaba Group Holding, Ltd. ADR (a)	141,785	11,341,382
Amazon.com, Inc. (a)	102,774	11,613,462
JD.com, Inc. ADR	227,653	11,450,946
		34,405,790
IT SERVICES — 8.2%
International Business Machines Corp.	142,722	16,956,801
Shopify, Inc. Class A (a)	121,859	3,282,882
Snowflake, Inc. Class A (a)	47,865	8,135,135
		28,374,818
ROAD & RAIL — 3.7%
Uber Technologies, Inc. (a)	483,433	12,810,975
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 31.7%
Advanced Micro Devices, Inc. (a)	127,944	8,106,532
Applied Materials, Inc.	116,098	9,511,909
ASML Holding NV	22,635	9,401,447
Broadcom, Inc.	28,016	12,439,384
Intel Corp.	351,097	9,047,770
Lam Research Corp.	25,102	9,187,332
Micron Technology, Inc.	207,617	10,401,612
NVIDIA Corp.	58,696	7,125,107
QUALCOMM, Inc.	96,426	10,894,210
Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	149,077	$10,220,719
Texas Instruments, Inc.	90,324	13,980,349
		110,316,371
SOFTWARE — 17.3%
Adobe, Inc. (a)	27,138	7,468,378
Intuit, Inc.	26,159	10,131,904
Microsoft Corp.	51,824	12,069,809
Oracle Corp.	172,743	10,549,415
Salesforce, Inc. (a)	66,651	9,587,080
ServiceNow, Inc. (a)	27,366	10,333,675
		60,140,261
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
Apple, Inc.	98,665	13,635,503
TOTAL COMMON STOCKS (Cost $459,699,916)		347,560,849
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	374,821	374,896
State Street Navigator Securities Lending Portfolio II (e) (f)	4,541,726	4,541,726
TOTAL SHORT-TERM INVESTMENTS (Cost $4,916,597)		4,916,622
TOTAL INVESTMENTS — 101.3% (Cost $464,616,513)		352,477,471
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(4,542,144)
NET ASSETS — 100.0%		$347,935,327
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$347,560,849	$—	$—	$347,560,849
Short-Term Investments	4,916,622	—	—	4,916,622
TOTAL INVESTMENTS	$352,477,471	$—	$—	$352,477,471

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$2,263,505	$1,888,621	$(13)	$25	374,821	$374,896	$3,147
State Street Navigator Securities Lending Portfolio II	—	—	45,579,087	41,037,361	—	—	4,541,726	4,541,726	3,722
Total		$—	$47,842,592	$42,925,982	$(13)	$25		$4,916,622	$6,869
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.3%
Axon Enterprise, Inc. (a)	166,266	$19,245,289
Curtiss-Wright Corp.	94,717	13,180,818
Hexcel Corp.	207,422	10,727,866
Mercury Systems, Inc. (a)	142,529	5,786,677
Woodward, Inc.	148,441	11,913,875
		60,854,525
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a)	292,817	10,266,164
AIRLINES — 0.1%
JetBlue Airways Corp. (a)	800,478	5,307,169
AUTO COMPONENTS — 1.4%
Adient PLC (a)	234,345	6,503,074
Dana, Inc.	315,379	3,604,782
Fox Factory Holding Corp. (a)	104,203	8,240,373
Gentex Corp.	578,679	13,795,707
Goodyear Tire & Rubber Co. (a)	695,591	7,018,513
Lear Corp. (b)	146,184	17,496,763
Visteon Corp. (a)	69,224	7,341,898
		64,001,110
AUTOMOBILES — 0.4%
Harley-Davidson, Inc.	328,098	11,444,058
Thor Industries, Inc. (b)	134,190	9,390,616
		20,834,674
BANKS — 7.6%
Associated Banc-Corp.	369,726	7,424,098
Bank of Hawaii Corp.	99,284	7,557,498
Bank OZK	273,668	10,826,306
Cadence Bank	449,020	11,409,598
Cathay General Bancorp	183,914	7,073,333
Commerce Bancshares, Inc.	268,538	17,766,474
Cullen/Frost Bankers, Inc.	157,885	20,875,555
East West Bancorp, Inc.	346,918	23,292,075
First Financial Bankshares, Inc.	319,263	13,354,771
First Horizon Corp.	1,321,214	30,255,801
FNB Corp.	861,255	9,990,558
Fulton Financial Corp.	413,685	6,536,223
Glacier Bancorp, Inc.	273,322	13,428,310
Hancock Whitney Corp.	210,905	9,661,558
Home BancShares, Inc.	470,387	10,588,411
International Bancshares Corp.	130,772	5,557,810
Old National Bancorp	720,824	11,871,971
PacWest Bancorp	291,115	6,579,199
Pinnacle Financial Partners, Inc.	188,087	15,253,856
Prosperity Bancshares, Inc.	225,024	15,004,600
Synovus Financial Corp.	358,616	13,451,686
Texas Capital Bancshares, Inc. (a)	122,735	7,245,047
UMB Financial Corp.	107,220	9,037,574
Umpqua Holdings Corp.	534,059	9,127,068
United Bankshares, Inc.	331,956	11,867,427
Valley National Bancorp	1,036,538	11,194,610
Security Description	Shares	Value
Washington Federal, Inc.	161,429	$4,839,642
Webster Financial Corp.	432,817	19,563,328
Wintrust Financial Corp.	149,843	12,219,697
		352,854,084
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a) (b)	23,428	7,582,472
Celsius Holdings, Inc. (a) (b)	97,776	8,866,328
Coca-Cola Consolidated, Inc.	11,310	4,656,666
		21,105,466
BIOTECHNOLOGY — 1.8%
Arrowhead Pharmaceuticals, Inc. (a)	260,403	8,606,319
Exelixis, Inc. (a)	792,039	12,419,171
Halozyme Therapeutics, Inc. (a) (b)	339,140	13,409,596
Neurocrine Biosciences, Inc. (a)	235,422	25,004,171
United Therapeutics Corp. (a)	112,106	23,472,754
		82,912,011
BUILDING PRODUCTS — 2.5%
Builders FirstSource, Inc. (a)	384,232	22,638,950
Carlisle Cos., Inc.	127,401	35,724,514
Lennox International, Inc.	79,322	17,662,630
Owens Corning	236,867	18,620,115
Simpson Manufacturing Co., Inc.	106,198	8,325,923
Trex Co., Inc. (a)	272,100	11,956,074
		114,928,206
CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.	94,317	10,549,357
Evercore, Inc. Class A	88,613	7,288,419
Federated Hermes, Inc.	209,245	6,930,194
Interactive Brokers Group, Inc. Class A	253,141	16,178,241
Janus Henderson Group PLC	327,520	6,651,931
Jefferies Financial Group, Inc.	458,859	13,536,341
SEI Investments Co.	253,434	12,430,938
Stifel Financial Corp.	261,881	13,594,243
		87,159,664
CHEMICALS — 2.4%
Ashland, Inc.	122,808	11,663,076
Avient Corp.	211,268	6,401,420
Cabot Corp. (b)	138,535	8,851,001
Chemours Co.	381,698	9,408,856
Ingevity Corp. (a)	88,401	5,359,753
NewMarket Corp.	17,020	5,120,127
Olin Corp.	333,024	14,280,069
RPM International, Inc.	317,596	26,458,923
Scotts Miracle-Gro Co. (b)	99,934	4,272,178
Sensient Technologies Corp.	103,426	7,171,559
Valvoline, Inc.	436,624	11,064,052
		110,051,014

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Brink's Co.	116,783	$5,656,968
Clean Harbors, Inc. (a)	123,791	13,614,534
IAA, Inc. (a)	329,100	10,481,835
MillerKnoll, Inc.	187,434	2,923,970
MSA Safety, Inc.	90,470	9,886,562
Stericycle, Inc. (a) (b)	226,807	9,550,843
Tetra Tech, Inc.	131,273	16,872,519
		68,987,231
COMMUNICATIONS EQUIPMENT — 0.9%
Calix, Inc. (a)	139,981	8,558,438
Ciena Corp. (a)	368,497	14,898,334
Lumentum Holdings, Inc. (a) (b)	169,819	11,644,489
Viasat, Inc. (a) (b)	186,777	5,646,269
		40,747,530
CONSTRUCTION & ENGINEERING — 1.9%
AECOM	343,775	23,503,897
Dycom Industries, Inc. (a) (b)	72,658	6,941,019
EMCOR Group, Inc.	121,749	14,059,574
Fluor Corp. (a) (b)	349,581	8,701,071
MasTec, Inc. (a)	140,992	8,952,992
MDU Resources Group, Inc.	501,574	13,718,049
Valmont Industries, Inc.	52,502	14,103,087
		89,979,689
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	92,729	9,938,694
CONSUMER FINANCE — 0.4%
FirstCash Holdings, Inc.	93,920	6,889,032
Navient Corp.	273,530	4,018,156
SLM Corp.	618,470	8,652,395
		19,559,583
CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	160,804	15,281,204
Greif, Inc. Class A	65,839	3,922,029
Silgan Holdings, Inc.	206,566	8,684,035
Sonoco Products Co.	239,970	13,613,498
		41,500,766
DIVERSIFIED CONSUMER SERVICES — 1.1%
Graham Holdings Co. Class B	9,589	5,158,690
Grand Canyon Education, Inc. (a)	79,028	6,500,053
H&R Block, Inc.	392,811	16,710,180
Service Corp. International	388,192	22,414,206
		50,783,129
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Voya Financial, Inc. (b)	241,059	14,584,070
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Frontier Communications Parent, Inc. (a)	548,900	12,860,727
Iridium Communications, Inc. (a)	312,513	13,866,202
		26,726,929
Security Description	Shares	Value
ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	141,039	$7,059,002
Hawaiian Electric Industries, Inc.	269,337	9,335,220
IDACORP, Inc.	124,419	12,318,725
OGE Energy Corp.	492,808	17,967,780
PNM Resources, Inc.	211,230	9,659,548
Portland General Electric Co.	219,613	9,544,381
		65,884,656
ELECTRICAL EQUIPMENT — 2.2%
Acuity Brands, Inc.	80,507	12,677,437
EnerSys	100,535	5,848,121
Hubbell, Inc.	132,168	29,473,464
nVent Electric PLC	410,649	12,980,615
Regal Rexnord Corp.	163,618	22,965,423
Sunrun, Inc. (a)	522,043	14,403,166
Vicor Corp. (a)	54,948	3,249,625
		101,597,851
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Arrow Electronics, Inc. (a)	157,998	14,565,836
Avnet, Inc.	232,946	8,414,009
Belden, Inc.	107,589	6,457,492
Cognex Corp.	426,874	17,693,927
Coherent Corp. (a)	133	4,635
Coherent Corp. (a) (b)	318,890	11,113,316
IPG Photonics Corp. (a)	81,904	6,908,602
Jabil, Inc.	338,670	19,544,646
Littelfuse, Inc.	60,966	12,113,335
National Instruments Corp.	326,386	12,317,808
Novanta, Inc. (a) (b)	87,675	10,139,614
TD SYNNEX Corp.	103,995	8,443,354
Vishay Intertechnology, Inc.	322,958	5,745,423
Vontier Corp.	390,427	6,524,035
		139,986,032
ENERGY EQUIPMENT & SERVICES — 0.5%
ChampionX Corp. (b)	499,330	9,771,888
Nov, Inc.	966,840	15,643,471
		25,415,359
ENTERTAINMENT — 0.2%
World Wrestling Entertainment, Inc. Class A	106,413	7,467,000
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.7%
Apartment Income REIT Corp.	379,528	14,657,371
Brixmor Property Group, Inc. REIT	737,574	13,622,992
Corporate Office Properties Trust REIT	277,892	6,455,431
Cousins Properties, Inc. REIT	373,557	8,722,556
Douglas Emmett, Inc. REIT	432,395	7,752,842
EastGroup Properties, Inc. REIT	106,345	15,349,837
EPR Properties REIT	185,421	6,649,197
First Industrial Realty Trust, Inc. REIT	325,110	14,568,179

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Healthcare Realty Trust, Inc. REIT	936,818	$19,532,655
Highwoods Properties, Inc. REIT	259,979	7,009,034
Independence Realty Trust, Inc. REIT	545,766	9,130,665
JBG SMITH Properties REIT (b)	245,959	4,569,918
Kilroy Realty Corp. REIT	258,805	10,898,279
Kite Realty Group Trust REIT	539,076	9,282,889
Lamar Advertising Co. Class A REIT (b)	214,445	17,689,568
Life Storage, Inc. REIT	207,764	23,011,941
Macerich Co. REIT	529,206	4,201,896
Medical Properties Trust, Inc. REIT	1,474,446	17,486,930
National Retail Properties, Inc. REIT	435,936	17,376,409
National Storage Affiliates Trust REIT	209,906	8,727,891
Omega Healthcare Investors, Inc. REIT (b)	576,295	16,994,940
Park Hotels & Resorts, Inc. REIT	555,702	6,257,204
Pebblebrook Hotel Trust REIT (b)	324,860	4,713,719
Physicians Realty Trust REIT	556,814	8,374,483
PotlatchDeltic Corp. REIT	198,293	8,137,945
Rayonier, Inc. REIT	361,117	10,822,676
Rexford Industrial Realty, Inc. REIT	421,101	21,897,252
Sabra Health Care REIT, Inc.	568,156	7,454,207
SL Green Realty Corp. REIT (b)	158,890	6,381,022
Spirit Realty Capital, Inc. REIT	336,438	12,165,598
STORE Capital Corp. REIT	654,124	20,493,705
		360,389,231
FOOD & STAPLES RETAILING — 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	332,812	24,232,041
Casey's General Stores, Inc.	91,696	18,570,274
Grocery Outlet Holding Corp. (a)	217,986	7,256,754
Performance Food Group Co. (a)	381,525	16,386,499
Sprouts Farmers Market, Inc. (a)	264,273	7,333,576
		73,779,144
FOOD PRODUCTS — 1.5%
Darling Ingredients, Inc. (a)	394,863	26,120,187
Flowers Foods, Inc.	474,876	11,724,688
Ingredion, Inc.	161,673	13,017,910
Lancaster Colony Corp.	48,934	7,353,802
Pilgrim's Pride Corp. (a)	111,744	2,572,347
Post Holdings, Inc. (a)	133,802	10,959,722
		71,748,656
Security Description	Shares	Value
GAS UTILITIES — 1.5%
National Fuel Gas Co.	225,685	$13,890,912
New Jersey Resources Corp.	237,261	9,182,001
ONE Gas, Inc.	133,201	9,376,018
Southwest Gas Holdings, Inc.	151,398	10,560,011
Spire, Inc.	129,159	8,050,480
UGI Corp.	515,412	16,663,270
		67,722,692
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Enovis Corp. (a)	117,418	5,409,447
Envista Holdings Corp. (a) (b)	403,170	13,228,008
Globus Medical, Inc. Class A (a)	189,535	11,290,600
Haemonetics Corp. (a) (b)	126,223	9,344,289
ICU Medical, Inc. (a) (b)	49,597	7,469,308
Inari Medical, Inc. (a) (b)	118,234	8,588,518
Integra LifeSciences Holdings Corp. (a)	179,156	7,589,048
LivaNova PLC (a)	132,337	6,718,749
Masimo Corp. (a) (b)	118,998	16,797,758
Neogen Corp. (a)	531,593	7,426,354
NuVasive, Inc. (a)	128,636	5,635,543
Omnicell, Inc. (a) (b)	108,950	9,481,918
Penumbra, Inc. (a)	93,298	17,689,301
QuidelOrtho Corp. (a)	133,462	9,539,864
Shockwave Medical, Inc. (a)	88,437	24,591,677
STAAR Surgical Co. (a) (b)	118,140	8,334,777
Tandem Diabetes Care, Inc. (a)	158,014	7,560,970
		176,696,129
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Acadia Healthcare Co., Inc. (a)	223,600	17,481,048
Amedisys, Inc. (a)	80,033	7,746,394
Chemed Corp.	36,691	16,017,823
Encompass Health Corp.	245,569	11,107,086
HealthEquity, Inc. (a) (b)	208,156	13,981,839
LHC Group, Inc. (a)	76,355	12,496,259
Option Care Health, Inc. (a)	380,994	11,989,881
Patterson Cos., Inc.	214,069	5,141,937
Progyny, Inc. (a)	180,372	6,684,586
R1 RCM, Inc. (a)	338,570	6,273,702
Tenet Healthcare Corp. (a)	266,196	13,730,390
		122,650,945
HOTELS, RESTAURANTS & LEISURE — 2.7%
Boyd Gaming Corp.	199,769	9,518,993
Choice Hotels International, Inc.	71,654	7,847,546
Churchill Downs, Inc.	81,838	15,070,468
Cracker Barrel Old Country Store, Inc. (b)	56,331	5,215,124
Light & Wonder, Inc. Class A (a)	232,779	9,981,563
Marriott Vacations Worldwide Corp.	96,669	11,780,084
Papa John's International, Inc. (b)	79,482	5,564,535
Penn Entertainment, Inc. (a) (b)	390,176	10,733,742
Texas Roadhouse, Inc.	164,564	14,359,855

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Travel + Leisure Co.	206,192	$7,035,271
Wendy's Co.	418,849	7,828,288
Wingstop, Inc. (b)	73,633	9,235,051
Wyndham Hotels & Resorts, Inc.	222,867	13,672,890
		127,843,410
HOUSEHOLD DURABLES — 1.4%
Helen of Troy, Ltd. (a) (b)	59,248	5,713,877
KB Home	208,822	5,412,666
Leggett & Platt, Inc.	326,375	10,842,177
Taylor Morrison Home Corp. (a)	280,921	6,551,078
Tempur Sealy International, Inc.	424,697	10,252,186
Toll Brothers, Inc.	263,959	11,086,278
TopBuild Corp. (a)	79,681	13,129,835
		62,988,097
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. (b)	163,247	4,104,030
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Ormat Technologies, Inc. (b)	110,334	9,510,791
INSURANCE — 4.4%
Alleghany Corp. (a)	33,157	27,830,991
American Financial Group, Inc.	171,968	21,140,026
Brighthouse Financial, Inc. (a)	176,674	7,671,185
CNO Financial Group, Inc.	282,730	5,080,658
First American Financial Corp.	256,347	11,817,597
Hanover Insurance Group, Inc.	87,892	11,262,481
Kemper Corp.	157,849	6,512,850
Kinsale Capital Group, Inc.	52,979	13,531,896
Old Republic International Corp.	707,167	14,801,005
Primerica, Inc.	92,130	11,373,449
Reinsurance Group of America, Inc.	164,976	20,755,631
RenaissanceRe Holdings, Ltd.	107,626	15,109,614
RLI Corp.	99,384	10,174,934
Selective Insurance Group, Inc. (b)	148,471	12,085,539
Unum Group	462,757	17,954,972
		207,102,828
INTERACTIVE MEDIA & SERVICES — 0.3%
TripAdvisor, Inc. (a)	255,302	5,637,068
Ziff Davis, Inc. (a) (b)	116,111	7,951,281
		13,588,349
IT SERVICES — 2.1%
Bread Financial Holdings, Inc.	123,251	3,876,244
Concentrix Corp.	105,317	11,756,537
Euronet Worldwide, Inc. (a)	115,898	8,780,432
ExlService Holdings, Inc. (a)	81,400	11,995,104
Genpact, Ltd.	415,541	18,188,230
Kyndryl Holdings, Inc. (a)	504,383	4,171,247
MAXIMUS, Inc.	148,928	8,618,463
Sabre Corp. (a) (b)	811,139	4,177,366
Western Union Co. (b)	949,411	12,817,049
Security Description	Shares	Value
WEX, Inc. (a)	108,721	$13,801,044
		98,181,716
LEISURE EQUIPMENT & PRODUCTS — 1.2%
Brunswick Corp.	183,426	12,005,232
Mattel, Inc. (a)	869,574	16,469,732
Polaris, Inc. (b)	137,765	13,177,222
Topgolf Callaway Brands Corp. (a) (b)	342,467	6,595,914
YETI Holdings, Inc. (a)	212,999	6,074,731
		54,322,831
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Azenta, Inc. (b)	184,593	7,911,656
Bruker Corp.	247,896	13,153,362
Medpace Holdings, Inc. (a) (b)	61,820	9,716,250
Repligen Corp. (a)	127,035	23,769,519
Sotera Health Co. (a)	243,843	1,663,009
Syneos Health, Inc. (a)	252,609	11,910,514
		68,124,310
MACHINERY — 4.3%
AGCO Corp.	152,757	14,690,641
Chart Industries, Inc. (a) (b)	88,287	16,275,708
Crane Holdings Co.	117,658	10,299,781
Donaldson Co., Inc.	304,171	14,907,421
Esab Corp.	112,801	3,763,041
Flowserve Corp.	321,461	7,811,502
Graco, Inc.	416,366	24,961,142
ITT, Inc.	204,045	13,332,300
Kennametal, Inc. (b)	201,019	4,136,971
Lincoln Electric Holdings, Inc.	142,595	17,927,043
Middleby Corp. (a)	132,668	17,004,058
Oshkosh Corp.	160,844	11,305,725
Terex Corp.	167,585	4,983,978
Timken Co.	164,416	9,707,121
Toro Co.	257,466	22,265,660
Watts Water Technologies, Inc. Class A	67,136	8,441,009
		201,813,101
MARINE — 0.2%
Kirby Corp. (a)	147,695	8,975,425
MEDIA — 0.8%
Cable One, Inc.	12,038	10,269,016
John Wiley & Sons, Inc. Class A	105,871	3,976,515
New York Times Co. Class A	407,232	11,707,920
TEGNA, Inc.	550,270	11,379,583
		37,333,034
METALS & MINING — 2.9%
Alcoa Corp.	442,931	14,909,057
Cleveland-Cliffs, Inc. (a) (b)	1,273,416	17,152,914
Commercial Metals Co.	296,507	10,520,068
MP Materials Corp. (a) (b)	228,182	6,229,369
Reliance Steel & Aluminum Co.	148,419	25,885,758
Royal Gold, Inc.	161,547	15,156,340
Steel Dynamics, Inc.	427,131	30,304,944

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
United States Steel Corp. (b)	585,594	$10,610,963
Worthington Industries, Inc.	74,442	2,839,218
		133,608,631
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.4%
Annaly Capital Management, Inc. REIT (b)	1,061,171	18,209,694
MULTI-UTILITIES — 0.4%
Black Hills Corp.	160,590	10,876,761
NorthWestern Corp. (b)	137,535	6,777,725
		17,654,486
MULTILINE RETAIL — 0.7%
Kohl's Corp.	316,059	7,948,884
Macy's, Inc.	663,791	10,401,605
Nordstrom, Inc. (b)	277,830	4,648,096
Ollie's Bargain Outlet Holdings, Inc. (a)	142,957	7,376,581
		30,375,166
OIL, GAS & CONSUMABLE FUELS — 3.4%
Antero Midstream Corp. (b)	826,018	7,582,845
CNX Resources Corp. (a)	468,241	7,271,783
DT Midstream, Inc. (a) (b)	238,596	12,380,746
Equitrans Midstream Corp.	1,064,675	7,963,769
HF Sinclair Corp.	357,696	19,258,353
Matador Resources Co.	276,192	13,511,313
Murphy Oil Corp.	360,440	12,676,675
PDC Energy, Inc.	236,993	13,695,825
Range Resources Corp.	609,863	15,405,139
Southwestern Energy Co. (a)	2,742,960	16,786,915
Targa Resources Corp.	557,799	33,657,592
		160,190,955
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	181,780	9,305,318
PERSONAL PRODUCTS — 0.4%
BellRing Brands, Inc. (a) (b)	334,743	6,899,053
Coty, Inc. Class A (a)	878,757	5,553,745
Nu Skin Enterprises, Inc. Class A	124,127	4,142,118
		16,594,916
PHARMACEUTICALS — 0.7%
Jazz Pharmaceuticals PLC (a)	154,310	20,567,980
Perrigo Co. PLC	331,334	11,815,370
		32,383,350
PROFESSIONAL SERVICES — 1.8%
ASGN, Inc. (a)	123,779	11,185,908
CACI International, Inc. Class A (a)	57,617	15,041,494
FTI Consulting, Inc. (a)	84,974	14,081,042
Insperity, Inc.	88,180	9,002,296
KBR, Inc.	342,220	14,790,748
ManpowerGroup, Inc.	127,258	8,232,320
Security Description	Shares	Value
Science Applications International Corp.	137,021	$12,116,767
		84,450,575
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	117,960	17,820,217
ROAD & RAIL — 1.8%
Avis Budget Group, Inc. (a)	71,119	10,558,327
Knight-Swift Transportation Holdings, Inc. (b)	395,473	19,350,494
Landstar System, Inc.	89,695	12,949,267
Ryder System, Inc.	125,992	9,511,136
Saia, Inc. (a)	64,972	12,344,680
Werner Enterprises, Inc.	145,788	5,481,629
XPO Logistics, Inc. (a)	283,767	12,633,307
		82,828,840
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Amkor Technology, Inc.	248,108	4,230,241
Cirrus Logic, Inc. (a)	137,991	9,493,781
First Solar, Inc. (a)	244,040	32,279,171
Lattice Semiconductor Corp. (a)	338,068	16,636,326
MACOM Technology Solutions Holdings, Inc. (a)	124,682	6,457,281
MKS Instruments, Inc.	140,697	11,627,200
Power Integrations, Inc.	140,701	9,049,888
Semtech Corp. (a)	156,863	4,613,341
Silicon Laboratories, Inc. (a)	84,460	10,425,742
SiTime Corp. (a)	39,556	3,114,244
SunPower Corp. (a) (b)	210,930	4,859,827
Synaptics, Inc. (a)	97,512	9,654,663
Universal Display Corp.	106,947	10,090,450
Wolfspeed, Inc. (a)	304,441	31,467,022
		163,999,177
SOFTWARE — 3.3%
ACI Worldwide, Inc. (a)	281,864	5,890,958
Aspen Technology, Inc. (a)	71,192	16,957,934
Blackbaud, Inc. (a)	110,059	4,849,199
CommVault Systems, Inc. (a)	110,715	5,872,324
Dynatrace, Inc. (a)	495,080	17,233,735
Envestnet, Inc. (a)	136,449	6,058,335
Fair Isaac Corp. (a) (b)	62,164	25,612,190
Manhattan Associates, Inc. (a)	154,443	20,545,552
NCR Corp. (a)	338,316	6,431,387
Paylocity Holding Corp. (a)	100,671	24,320,100
Qualys, Inc. (a)	86,089	11,999,946
Teradata Corp. (a)	252,848	7,853,459
		153,625,119
SPECIALTY RETAIL — 2.9%
AutoNation, Inc. (a) (b)	95,290	9,707,192
Dick's Sporting Goods, Inc. (b)	140,087	14,658,704
Five Below, Inc. (a) (b)	136,564	18,800,766
Foot Locker, Inc. (b)	198,568	6,181,422
GameStop Corp. Class A (a) (b)	622,135	15,634,252
Gap, Inc. (b)	525,904	4,317,672

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Lithia Motors, Inc.	67,802	$14,546,919
Murphy USA, Inc. (b)	52,987	14,566,656
RH (a) (b)	49,313	12,134,450
Victoria's Secret & Co. (a) (b)	205,378	5,980,607
Williams-Sonoma, Inc. (b)	169,296	19,951,534
		136,480,174
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Xerox Holdings Corp.	276,817	3,620,766
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Capri Holdings, Ltd. (a)	339,722	13,058,914
Carter's, Inc. (b)	96,418	6,318,272
Columbia Sportswear Co.	84,502	5,686,985
Crocs, Inc. (a)	151,997	10,436,114
Deckers Outdoor Corp. (a)	65,299	20,413,120
Hanesbrands, Inc. (b)	862,468	6,002,777
PVH Corp.	164,688	7,378,022
Skechers U.S.A., Inc. Class A (a)	331,911	10,528,217
Under Armour, Inc. Class A (a)	466,411	3,101,633
Under Armour, Inc. Class C (a)	493,356	2,940,402
		85,864,456
THRIFTS & MORTGAGE FINANCE — 0.6%
Essent Group, Ltd.	264,983	9,239,957
MGIC Investment Corp.	746,685	9,572,502
New York Community Bancorp, Inc. (b)	1,146,996	9,783,876
		28,596,335
TRADING COMPANIES & DISTRIBUTORS — 1.0%
GATX Corp.	86,836	7,394,086
MSC Industrial Direct Co., Inc. Class A	116,467	8,479,962
Univar Solutions, Inc. (a)	410,353	9,331,427
Watsco, Inc. (b)	81,794	21,058,683
		46,264,158
Security Description	Shares	Value
WATER UTILITIES — 0.5%
Essential Utilities, Inc.	587,147	$24,296,143
TOTAL COMMON STOCKS (Cost $5,077,454,130)		4,646,475,801
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	3,097,552	3,098,172
State Street Navigator Securities Lending Portfolio II (e) (f)	239,853,639	239,853,639
TOTAL SHORT-TERM INVESTMENTS (Cost $242,951,590)		242,951,811
TOTAL INVESTMENTS — 105.1% (Cost $5,320,405,720)		4,889,427,612
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(235,360,250)
NET ASSETS — 100.0%		$4,654,067,362
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,646,475,801	$—	$—	$4,646,475,801
Short-Term Investments	242,951,811	—	—	242,951,811
TOTAL INVESTMENTS	$4,889,427,612	$—	$—	$4,889,427,612
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,942,263	$1,942,068	$99,092,831	$97,939,715	$2,767	$221	3,097,552	$3,098,172	$29,411
State Street Navigator Securities Lending Portfolio II	88,463,327	88,463,327	572,408,169	421,017,857	—	—	239,853,639	239,853,639	653,926
Total		$90,405,395	$671,501,000	$518,957,572	$2,767	$221		$242,951,811	$683,337
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
Boeing Co. (a)	237,667	$28,776,720
General Dynamics Corp.	96,539	20,482,680
Howmet Aerospace, Inc.	163,846	5,067,757
Huntington Ingalls Industries, Inc.	17,384	3,850,556
L3Harris Technologies, Inc.	82,409	17,127,062
Lockheed Martin Corp.	101,240	39,108,000
Northrop Grumman Corp.	62,538	29,412,872
Raytheon Technologies Corp.	633,715	51,875,910
Textron, Inc.	93,596	5,452,903
TransDigm Group, Inc.	22,365	11,737,599
		212,892,059
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	53,140	5,117,913
Expeditors International of Washington, Inc.	70,220	6,201,128
FedEx Corp.	102,308	15,189,669
United Parcel Service, Inc. Class B	313,868	50,702,237
		77,210,947
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	53,711	2,102,786
American Airlines Group, Inc. (a) (b)	273,155	3,288,786
Delta Air Lines, Inc. (a)	272,456	7,645,115
Southwest Airlines Co. (a)	252,344	7,782,289
United Airlines Holdings, Inc. (a)	137,393	4,469,394
		25,288,370
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	115,515	9,034,428
BorgWarner, Inc.	102,475	3,217,715
		12,252,143
AUTOMOBILES — 2.6%
Ford Motor Co.	1,687,442	18,899,350
General Motors Co.	618,843	19,858,672
Tesla, Inc. (a)	1,141,551	302,796,403
		341,554,425
BANKS — 3.7%
Bank of America Corp.	3,000,356	90,610,751
Citigroup, Inc.	831,564	34,651,272
Citizens Financial Group, Inc.	209,999	7,215,566
Comerica, Inc.	55,729	3,962,332
Fifth Third Bancorp	291,219	9,307,359
First Republic Bank	75,897	9,908,353
Huntington Bancshares, Inc.	615,770	8,115,849
JPMorgan Chase & Co.	1,257,579	131,417,005
KeyCorp.	396,601	6,353,548
M&T Bank Corp.	76,259	13,445,987
PNC Financial Services Group, Inc.	176,071	26,308,529
Regions Financial Corp.	405,250	8,133,367
Security Description	Shares	Value
Signature Bank	26,728	$4,035,928
SVB Financial Group (a)	24,935	8,372,674
Truist Financial Corp.	571,288	24,873,879
US Bancorp	574,908	23,180,291
Wells Fargo & Co.	1,623,126	65,282,128
Zions Bancorp NA	65,082	3,310,071
		478,484,889
BEVERAGES — 1.9%
Brown-Forman Corp. Class B	78,184	5,204,709
Coca-Cola Co.	1,667,168	93,394,751
Constellation Brands, Inc. Class A	68,363	15,701,614
Keurig Dr. Pepper, Inc.	364,646	13,061,620
Molson Coors Beverage Co. Class B	80,150	3,846,399
Monster Beverage Corp. (a)	159,965	13,910,556
PepsiCo, Inc.	590,400	96,388,704
		241,508,353
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	754,799	101,301,574
Amgen, Inc.	228,709	51,551,009
Biogen, Inc. (a)	62,412	16,664,004
Gilead Sciences, Inc.	534,306	32,961,337
Incyte Corp. (a)	79,981	5,329,934
Moderna, Inc. (a)	144,417	17,077,310
Regeneron Pharmaceuticals, Inc. (a)	45,998	31,686,642
Vertex Pharmaceuticals, Inc. (a)	108,712	31,476,472
		288,048,282
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	56,512	2,745,353
Allegion PLC	37,713	3,382,102
Carrier Global Corp.	365,302	12,990,139
Fortune Brands Home & Security, Inc.	57,372	3,080,303
Johnson Controls International PLC	295,663	14,552,533
Masco Corp.	96,691	4,514,503
Trane Technologies PLC	99,624	14,426,551
		55,691,484
CAPITAL MARKETS — 3.0%
Ameriprise Financial, Inc.	46,421	11,695,771
Bank of New York Mellon Corp.	316,409	12,188,075
BlackRock, Inc.	64,741	35,625,678
Cboe Global Markets, Inc.	45,035	5,285,758
Charles Schwab Corp.	655,369	47,101,370
CME Group, Inc.	153,111	27,120,551
FactSet Research Systems, Inc.	16,446	6,580,209
Franklin Resources, Inc.	119,010	2,561,095
Goldman Sachs Group, Inc.	146,788	43,016,223
Intercontinental Exchange, Inc.	239,929	21,677,585
Invesco, Ltd.	195,199	2,674,226
MarketAxess Holdings, Inc.	16,659	3,706,461
Moody's Corp.	67,709	16,460,735

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Morgan Stanley	574,708	$45,407,679
MSCI, Inc.	34,952	14,742,404
Nasdaq, Inc.	145,258	8,233,224
Northern Trust Corp.	88,059	7,534,328
Raymond James Financial, Inc.	83,115	8,213,424
S&P Global, Inc.	146,187	44,638,201
State Street Corp. (c)	155,552	9,459,117
T Rowe Price Group, Inc.	96,205	10,102,487
		384,024,601
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	93,953	21,865,682
Albemarle Corp.	49,780	13,163,823
Celanese Corp.	42,811	3,867,546
CF Industries Holdings, Inc.	85,508	8,230,145
Corteva, Inc.	310,013	17,717,243
Dow, Inc.	311,995	13,705,940
DuPont de Nemours, Inc.	214,991	10,835,546
Eastman Chemical Co.	55,136	3,917,413
Ecolab, Inc.	105,864	15,288,879
FMC Corp.	54,178	5,726,615
International Flavors & Fragrances, Inc.	108,786	9,881,032
Linde PLC	213,874	57,658,292
LyondellBasell Industries NV Class A	110,784	8,339,819
Mosaic Co.	148,158	7,160,476
PPG Industries, Inc.	100,440	11,117,704
Sherwin-Williams Co.	101,198	20,720,290
		229,196,445
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	36,878	14,315,671
Copart, Inc. (a)	90,924	9,674,314
Republic Services, Inc.	88,834	12,084,977
Rollins, Inc.	97,018	3,364,584
Waste Management, Inc.	161,436	25,863,662
		65,303,208
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	105,752	11,938,343
Cisco Systems, Inc.	1,778,957	71,158,280
F5, Inc. (a)	25,612	3,706,825
Juniper Networks, Inc.	138,338	3,613,388
Motorola Solutions, Inc.	72,272	16,186,760
		106,603,596
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	60,800	7,745,312
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	26,313	8,475,154
Vulcan Materials Co.	56,201	8,863,460
		17,338,614
CONSUMER FINANCE — 0.5%
American Express Co.	257,456	34,733,389
Capital One Financial Corp.	164,715	15,181,782
Discover Financial Services	117,270	10,662,188
Security Description	Shares	Value
Synchrony Financial	206,761	$5,828,593
		66,405,952
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	646,588	6,937,889
Avery Dennison Corp.	35,552	5,784,311
Ball Corp.	137,425	6,640,376
International Paper Co.	158,777	5,033,231
Packaging Corp. of America	41,001	4,604,002
Sealed Air Corp.	63,181	2,812,186
Westrock Co.	109,302	3,376,339
		35,188,334
DISTRIBUTORS — 0.2%
Genuine Parts Co.	60,983	9,105,982
LKQ Corp.	111,409	5,252,934
Pool Corp.	17,322	5,512,034
		19,870,950
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Berkshire Hathaway, Inc. Class B (a)	773,548	206,552,787
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	3,059,145	46,927,284
Lumen Technologies, Inc. (b)	393,117	2,861,892
Verizon Communications, Inc.	1,794,303	68,129,685
		117,918,861
ELECTRIC UTILITIES — 2.0%
Alliant Energy Corp.	106,293	5,632,466
American Electric Power Co., Inc.	219,507	18,976,380
Constellation Energy Corp.	139,337	11,591,445
Duke Energy Corp.	328,054	30,515,583
Edison International	161,536	9,139,707
Entergy Corp. (b)	85,681	8,622,079
Evergy, Inc.	97,785	5,808,429
Eversource Energy	146,581	11,427,455
Exelon Corp.	416,903	15,617,186
FirstEnergy Corp.	232,978	8,620,186
NextEra Energy, Inc.	839,443	65,820,726
NRG Energy, Inc.	104,069	3,982,721
PG&E Corp. (a)	690,500	8,631,250
Pinnacle West Capital Corp.	48,269	3,113,833
PPL Corp.	319,145	8,090,326
Southern Co.	451,717	30,716,756
Xcel Energy, Inc.	232,764	14,896,896
		261,203,424
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	98,576	11,179,504
Eaton Corp. PLC	170,175	22,694,538
Emerson Electric Co.	253,656	18,572,692
Generac Holdings, Inc. (a)	26,496	4,719,997
Rockwell Automation, Inc.	49,332	10,611,807
		67,778,538

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	254,841	$17,064,153
CDW Corp.	57,324	8,947,130
Corning, Inc.	319,802	9,280,654
Keysight Technologies, Inc. (a)	77,225	12,152,126
TE Connectivity, Ltd.	137,717	15,198,448
Teledyne Technologies, Inc. (a)	19,572	6,604,963
Trimble, Inc. (a)	106,825	5,797,393
Zebra Technologies Corp. Class A (a)	22,246	5,828,675
		80,873,542
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	434,280	9,102,509
Halliburton Co.	386,196	9,508,145
Schlumberger NV	604,022	21,684,390
		40,295,044
ENTERTAINMENT — 1.4%
Activision Blizzard, Inc.	305,599	22,718,230
Electronic Arts, Inc.	113,408	13,122,440
Live Nation Entertainment, Inc. (a) (b)	57,685	4,386,367
Netflix, Inc. (a)	189,504	44,616,822
Take-Two Interactive Software, Inc. (a)	67,483	7,355,647
Walt Disney Co. (a)	778,390	73,425,529
Warner Bros Discovery, Inc. (a)	937,961	10,786,551
		176,411,586
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.7%
Alexandria Real Estate Equities, Inc. REIT	63,557	8,910,056
American Tower Corp. REIT	198,236	42,561,269
AvalonBay Communities, Inc. REIT	59,848	11,023,403
Boston Properties, Inc. REIT	60,706	4,551,129
Camden Property Trust REIT	45,529	5,438,439
Crown Castle, Inc. REIT	185,005	26,742,473
Digital Realty Trust, Inc. REIT	121,266	12,027,162
Duke Realty Corp. REIT	162,261	7,820,980
Equinix, Inc. REIT	38,863	22,106,829
Equity Residential REIT	145,759	9,797,920
Essex Property Trust, Inc. REIT	28,210	6,833,308
Extra Space Storage, Inc. REIT	56,672	9,787,821
Federal Realty Investment Trust REIT	29,940	2,698,193
Healthpeak Properties, Inc. REIT	229,160	5,252,347
Host Hotels & Resorts, Inc. REIT	304,145	4,829,823
Invitation Homes, Inc. REIT	248,841	8,403,361
Iron Mountain, Inc. REIT	123,199	5,417,060
Kimco Realty Corp. REIT	261,816	4,820,033
Mid-America Apartment Communities, Inc. REIT	49,107	7,615,023
Prologis, Inc. REIT	316,395	32,145,732
Security Description	Shares	Value
Public Storage REIT	67,814	$19,856,617
Realty Income Corp. REIT	257,682	14,997,092
Regency Centers Corp. REIT	65,572	3,531,052
SBA Communications Corp. REIT	46,403	13,208,614
Simon Property Group, Inc. REIT	140,240	12,586,540
UDR, Inc. REIT	124,359	5,187,014
Ventas, Inc. REIT	170,344	6,842,718
VICI Properties, Inc. REIT	412,349	12,308,618
Vornado Realty Trust REIT	68,653	1,590,003
Welltower, Inc. REIT	194,063	12,482,132
Weyerhaeuser Co. REIT	319,801	9,133,517
		350,506,278
FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.	189,062	89,288,311
Kroger Co.	281,097	12,297,994
Sysco Corp.	217,617	15,387,698
Walgreens Boots Alliance, Inc.	306,249	9,616,219
Walmart, Inc.	611,792	79,349,422
		205,939,644
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	239,054	19,231,894
Campbell Soup Co.	86,142	4,059,011
Conagra Brands, Inc.	203,803	6,650,092
General Mills, Inc.	255,294	19,558,073
Hershey Co.	61,850	13,636,070
Hormel Foods Corp.	120,655	5,482,563
JM Smucker Co.	46,770	6,426,666
Kellogg Co.	109,183	7,605,688
Kraft Heinz Co.	341,841	11,400,397
Lamb Weston Holdings, Inc.	62,038	4,800,500
McCormick & Co., Inc.	105,704	7,533,524
Mondelez International, Inc. Class A	588,297	32,256,325
Tyson Foods, Inc. Class A	124,764	8,225,691
		146,866,494
GAS UTILITIES — 0.1%
Atmos Energy Corp.	59,461	6,056,103
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	749,910	72,561,292
ABIOMED, Inc. (a)	19,346	4,752,538
Align Technology, Inc. (a)	31,133	6,447,956
Baxter International, Inc.	213,181	11,481,929
Becton Dickinson & Co.	121,851	27,152,058
Boston Scientific Corp. (a)	607,253	23,518,909
Cooper Cos., Inc.	20,528	5,417,339
DENTSPLY SIRONA, Inc.	92,907	2,633,913
DexCom, Inc. (a)	166,106	13,378,177
Edwards Lifesciences Corp. (a)	265,793	21,962,476
Hologic, Inc. (a)	106,593	6,877,380
IDEXX Laboratories, Inc. (a)	35,665	11,619,657
Intuitive Surgical, Inc. (a)	153,381	28,749,735
Medtronic PLC	570,261	46,048,576

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
ResMed, Inc.	62,030	$13,541,149
STERIS PLC	42,544	7,074,216
Stryker Corp.	143,827	29,130,721
Teleflex, Inc.	19,661	3,960,905
Zimmer Biomet Holdings, Inc.	88,995	9,304,427
		345,613,353
HEALTH CARE PROVIDERS & SERVICES — 3.6%
AmerisourceBergen Corp.	63,636	8,611,860
Cardinal Health, Inc.	118,226	7,883,310
Centene Corp. (a)	245,306	19,087,260
Cigna Corp.	130,965	36,338,858
CVS Health Corp.	560,794	53,482,924
DaVita, Inc. (a)	25,805	2,135,880
Elevance Health, Inc.	102,986	46,780,361
HCA Healthcare, Inc.	92,351	16,973,190
Henry Schein, Inc. (a)	59,445	3,909,698
Humana, Inc.	54,295	26,343,391
Laboratory Corp. of America Holdings	39,481	8,086,103
McKesson Corp.	61,595	20,934,293
Molina Healthcare, Inc. (a)	24,776	8,172,116
Quest Diagnostics, Inc.	50,695	6,219,769
UnitedHealth Group, Inc.	400,930	202,485,687
Universal Health Services, Inc. Class B	28,895	2,547,961
		469,992,661
HOTELS, RESTAURANTS & LEISURE — 1.9%
Booking Holdings, Inc. (a)	17,059	28,031,519
Caesars Entertainment, Inc. (a)	91,164	2,940,951
Carnival Corp. (a) (b)	417,170	2,932,705
Chipotle Mexican Grill, Inc. (a)	12,017	18,058,667
Darden Restaurants, Inc.	53,621	6,773,405
Domino's Pizza, Inc.	15,384	4,772,117
Expedia Group, Inc. (a)	66,013	6,184,758
Hilton Worldwide Holdings, Inc.	118,356	14,276,101
Las Vegas Sands Corp. (a)	141,005	5,290,508
Marriott International, Inc. Class A	116,516	16,328,552
McDonald's Corp.	315,297	72,751,630
MGM Resorts International	140,056	4,162,464
Norwegian Cruise Line Holdings, Ltd. (a) (b)	179,340	2,037,302
Royal Caribbean Cruises, Ltd. (a) (b)	95,957	3,636,770
Starbucks Corp.	491,676	41,428,620
Wynn Resorts, Ltd. (a) (b)	44,479	2,803,511
Yum! Brands, Inc.	122,244	12,999,427
		245,409,007
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	137,494	9,260,221
Garmin, Ltd.	65,297	5,244,002
Lennar Corp. Class A	111,544	8,315,605
Mohawk Industries, Inc. (a)	22,259	2,029,798
Newell Brands, Inc.	160,958	2,235,707
NVR, Inc. (a)	1,301	5,187,191
Security Description	Shares	Value
PulteGroup, Inc. (a)	102,021	$3,825,788
Whirlpool Corp.	24,148	3,255,392
		39,353,704
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	103,537	7,396,683
Clorox Co.	52,800	6,778,992
Colgate-Palmolive Co.	358,189	25,162,777
Kimberly-Clark Corp.	142,852	16,076,564
Procter & Gamble Co.	1,024,559	129,350,574
		184,765,590
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	283,274	6,401,992
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	237,573	26,251,816
General Electric Co.	467,905	28,967,999
Honeywell International, Inc.	289,171	48,282,882
		103,502,697
INSURANCE — 2.2%
Aflac, Inc.	246,795	13,869,879
Allstate Corp.	116,062	14,453,201
American International Group, Inc.	326,413	15,498,089
Aon PLC Class A	91,037	24,386,081
Arthur J Gallagher & Co.	89,816	15,378,296
Assurant, Inc.	23,251	3,377,673
Brown & Brown, Inc.	99,100	5,993,568
Chubb, Ltd.	179,227	32,597,807
Cincinnati Financial Corp.	63,421	5,680,619
Everest Re Group, Ltd.	17,073	4,480,638
Globe Life, Inc.	39,134	3,901,660
Hartford Financial Services Group, Inc.	140,893	8,726,912
Lincoln National Corp.	69,112	3,034,708
Loews Corp.	84,098	4,191,444
Marsh & McLennan Cos., Inc.	215,011	32,098,992
MetLife, Inc.	287,574	17,478,748
Principal Financial Group, Inc.	100,501	7,251,147
Progressive Corp.	249,290	28,969,991
Prudential Financial, Inc.	160,772	13,791,022
Travelers Cos., Inc.	101,908	15,612,306
W R Berkley Corp.	89,709	5,793,407
Willis Towers Watson PLC	47,886	9,622,213
		286,188,401
INTERACTIVE MEDIA & SERVICES — 4.8%
Alphabet, Inc. Class A (a)	2,569,666	245,788,553
Alphabet, Inc. Class C (a)	2,298,055	220,957,988
Match Group, Inc. (a)	120,957	5,775,697
Meta Platforms, Inc. Class A (a)	978,839	132,808,875
Twitter, Inc. (a)	288,601	12,652,268
		617,983,381
INTERNET & DIRECT MARKETING RETAIL — 3.4%
Amazon.com, Inc. (a)	3,798,704	429,253,552

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
eBay, Inc.	239,744	$8,824,977
Etsy, Inc. (a) (b)	54,227	5,429,749
		443,508,278
IT SERVICES — 4.4%
Accenture PLC Class A	270,657	69,640,046
Akamai Technologies, Inc. (a)	68,932	5,536,618
Automatic Data Processing, Inc.	178,121	40,289,189
Broadridge Financial Solutions, Inc.	49,610	7,159,715
Cognizant Technology Solutions Corp. Class A	222,825	12,799,068
DXC Technology Co. (a)	98,658	2,415,148
EPAM Systems, Inc. (a)	24,232	8,776,588
Fidelity National Information Services, Inc.	259,232	19,590,162
Fiserv, Inc. (a)	274,513	25,686,182
FleetCor Technologies, Inc. (a)	32,925	5,800,397
Gartner, Inc. (a)	33,908	9,382,005
Global Payments, Inc.	118,988	12,856,653
International Business Machines Corp.	383,559	45,570,645
Jack Henry & Associates, Inc.	31,275	5,700,494
Mastercard, Inc. Class A	366,232	104,134,407
Paychex, Inc.	136,494	15,315,992
PayPal Holdings, Inc. (a)	495,961	42,687,363
VeriSign, Inc. (a)	40,060	6,958,422
Visa, Inc. Class A (b)	701,781	124,671,395
		564,970,489
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	55,255	3,725,292
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies, Inc.	128,999	15,679,828
Bio-Rad Laboratories, Inc. Class A (a)	9,240	3,854,374
Bio-Techne Corp.	17,027	4,835,668
Charles River Laboratories International, Inc. (a)	21,337	4,199,122
Danaher Corp.	281,010	72,582,073
Illumina, Inc. (a)	66,722	12,729,890
IQVIA Holdings, Inc. (a)	80,093	14,508,046
Mettler-Toledo International, Inc. (a)	9,652	10,463,926
PerkinElmer, Inc.	54,045	6,503,235
Thermo Fisher Scientific, Inc.	167,531	84,970,048
Waters Corp. (a)	25,727	6,934,198
West Pharmaceutical Services, Inc.	31,390	7,724,451
		244,984,859
MACHINERY — 1.6%
Caterpillar, Inc.	226,629	37,185,286
Cummins, Inc.	60,497	12,311,744
Deere & Co.	119,523	39,907,535
Dover Corp.	61,358	7,153,116
Fortive Corp.	152,681	8,901,302
Security Description	Shares	Value
IDEX Corp.	32,046	$6,404,393
Illinois Tool Works, Inc.	120,716	21,807,345
Ingersoll Rand, Inc.	173,305	7,497,174
Nordson Corp.	23,236	4,932,306
Otis Worldwide Corp.	180,929	11,543,270
PACCAR, Inc.	147,994	12,385,618
Parker-Hannifin Corp.	55,004	13,328,019
Pentair PLC	70,057	2,846,416
Snap-on, Inc.	23,325	4,696,489
Stanley Black & Decker, Inc.	64,508	4,851,647
Westinghouse Air Brake Technologies Corp.	79,573	6,473,264
Xylem, Inc.	76,967	6,723,837
		208,948,761
MEDIA — 0.7%
Charter Communications, Inc. Class A (a)	47,559	14,427,023
Comcast Corp. Class A	1,890,145	55,437,953
DISH Network Corp. Class A (a)	107,333	1,484,415
Fox Corp. Class A	136,214	4,179,046
Fox Corp. Class B	62,386	1,778,001
Interpublic Group of Cos., Inc.	167,363	4,284,493
News Corp. Class A	168,812	2,550,749
News Corp. Class B	52,045	802,534
Omnicom Group, Inc. (b)	88,971	5,613,180
Paramount Global Class B (b)	216,706	4,126,082
		94,683,476
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	613,740	16,773,514
Newmont Corp.	339,358	14,263,217
Nucor Corp.	113,951	12,191,617
		43,228,348
MULTI-UTILITIES — 0.9%
Ameren Corp.	109,660	8,833,113
CenterPoint Energy, Inc.	268,427	7,564,273
CMS Energy Corp.	123,303	7,181,167
Consolidated Edison, Inc.	150,825	12,934,752
Dominion Energy, Inc.	357,264	24,690,515
DTE Energy Co.	81,917	9,424,551
NiSource, Inc.	167,419	4,217,285
Public Service Enterprise Group, Inc.	215,628	12,124,762
Sempra Energy	134,628	20,186,122
WEC Energy Group, Inc.	134,487	12,027,172
		119,183,712
MULTILINE RETAIL — 0.5%
Dollar General Corp.	97,988	23,503,402
Dollar Tree, Inc. (a)	90,624	12,333,926
Target Corp.	197,972	29,377,065
		65,214,393
OIL, GAS & CONSUMABLE FUELS — 4.3%
APA Corp.	144,969	4,956,490
Chevron Corp.	772,881	111,039,813

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
ConocoPhillips	546,438	$55,922,465
Coterra Energy, Inc.	345,243	9,017,747
Devon Energy Corp.	281,065	16,900,439
Diamondback Energy, Inc.	76,322	9,193,748
EOG Resources, Inc.	250,076	27,940,992
EQT Corp.	158,700	6,467,025
Exxon Mobil Corp.	1,786,271	155,959,321
Hess Corp.	117,249	12,778,969
Kinder Morgan, Inc.	831,760	13,840,486
Marathon Oil Corp.	290,836	6,567,077
Marathon Petroleum Corp.	214,010	21,257,613
Occidental Petroleum Corp.	319,882	19,656,749
ONEOK, Inc.	190,275	9,749,691
Phillips 66	203,203	16,402,546
Pioneer Natural Resources Co.	102,487	22,191,510
Valero Energy Corp.	169,079	18,066,091
Williams Cos., Inc.	517,782	14,824,099
		552,732,871
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	98,716	21,312,784
PHARMACEUTICALS — 4.6%
Bristol-Myers Squibb Co.	911,658	64,809,767
Catalent, Inc. (a)	76,472	5,533,514
Eli Lilly & Co.	337,796	109,226,337
Johnson & Johnson	1,126,859	184,083,686
Merck & Co., Inc.	1,087,262	93,635,003
Organon & Co.	108,957	2,549,594
Pfizer, Inc.	2,395,833	104,841,652
Viatris, Inc.	514,803	4,386,122
Zoetis, Inc.	201,877	29,936,340
		599,002,015
PROFESSIONAL SERVICES — 0.4%
CoStar Group, Inc. (a)	169,948	11,836,878
Equifax, Inc.	51,788	8,878,017
Jacobs Solutions, Inc.	55,363	6,006,332
Leidos Holdings, Inc.	58,595	5,125,305
Nielsen Holdings PLC	152,957	4,239,968
Robert Half International, Inc.	47,104	3,603,456
Verisk Analytics, Inc.	67,642	11,534,990
		51,224,946
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	140,102	9,458,286
ROAD & RAIL — 0.9%
CSX Corp.	918,982	24,481,681
JB Hunt Transport Services, Inc.	36,010	5,632,684
Norfolk Southern Corp.	100,768	21,126,011
Old Dominion Freight Line, Inc.	39,143	9,737,604
Union Pacific Corp.	268,032	52,217,994
		113,195,974
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.8%
Advanced Micro Devices, Inc. (a)	694,025	43,973,424
Security Description	Shares	Value
Analog Devices, Inc.	224,119	$31,228,741
Applied Materials, Inc.	373,388	30,591,679
Broadcom, Inc.	173,310	76,951,373
Enphase Energy, Inc. (a)	57,115	15,847,699
Intel Corp.	1,747,308	45,028,127
KLA Corp.	60,885	18,425,628
Lam Research Corp.	58,757	21,505,062
Microchip Technology, Inc.	236,540	14,436,036
Micron Technology, Inc.	476,596	23,877,460
Monolithic Power Systems, Inc.	18,393	6,684,016
NVIDIA Corp.	1,072,265	130,162,248
NXP Semiconductors NV	112,631	16,614,199
ON Semiconductor Corp. (a)	185,840	11,583,407
Qorvo, Inc. (a)	44,300	3,517,863
QUALCOMM, Inc.	479,685	54,194,811
Skyworks Solutions, Inc.	69,743	5,946,986
SolarEdge Technologies, Inc. (a)	23,728	5,492,083
Teradyne, Inc. (b)	69,111	5,193,692
Texas Instruments, Inc.	392,155	60,697,751
		621,952,285
SOFTWARE — 8.6%
Adobe, Inc. (a)	200,892	55,285,478
ANSYS, Inc. (a)	37,121	8,229,726
Autodesk, Inc. (a)	93,426	17,451,977
Cadence Design Systems, Inc. (a)	117,857	19,261,369
Ceridian HCM Holding, Inc. (a)	58,125	3,248,025
Citrix Systems, Inc. (a)	53,403	5,553,912
Fortinet, Inc. (a)	280,865	13,798,897
Intuit, Inc.	121,016	46,871,917
Microsoft Corp.	3,196,408	744,443,423
NortonLifeLock, Inc.	247,529	4,985,234
Oracle Corp.	651,916	39,812,510
Paycom Software, Inc. (a)	20,234	6,677,018
PTC, Inc. (a)	44,416	4,645,914
Roper Technologies, Inc.	45,212	16,260,044
Salesforce, Inc. (a)	424,527	61,063,964
ServiceNow, Inc. (a)	85,620	32,330,968
Synopsys, Inc. (a)	65,476	20,003,573
Tyler Technologies, Inc. (a)	17,631	6,126,772
		1,106,050,721
SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	26,462	4,137,069
AutoZone, Inc. (a)	8,404	18,000,780
Bath & Body Works, Inc.	102,286	3,334,524
Best Buy Co., Inc. (b)	86,680	5,490,311
CarMax, Inc. (a) (b)	68,883	4,547,656
Home Depot, Inc.	441,068	121,708,304
Lowe's Cos., Inc.	274,321	51,520,227
O'Reilly Automotive, Inc. (a)	27,321	19,216,225
Ross Stores, Inc.	151,101	12,733,281
TJX Cos., Inc.	503,027	31,248,037
Tractor Supply Co.	48,546	9,023,730

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Ulta Beauty, Inc. (a)	22,508	$9,029,985
		289,990,129
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.2%
Apple, Inc.	6,474,642	894,795,524
Hewlett Packard Enterprise Co.	556,941	6,672,153
HP, Inc.	390,568	9,732,955
NetApp, Inc.	94,930	5,871,421
Seagate Technology Holdings PLC (b)	86,064	4,581,187
Western Digital Corp. (a)	133,348	4,340,477
		925,993,717
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
NIKE, Inc. Class B	541,578	45,015,964
Ralph Lauren Corp. (b)	20,081	1,705,479
Tapestry, Inc.	107,934	3,068,564
VF Corp.	138,608	4,145,765
		53,935,772
TOBACCO — 0.7%
Altria Group, Inc.	775,332	31,307,906
Philip Morris International, Inc.	662,326	54,979,681
		86,287,587
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	245,684	11,311,291
United Rentals, Inc. (a)	30,063	8,120,618
W.W. Grainger, Inc.	18,419	9,010,391
		28,442,300
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	77,779	10,123,715
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile US, Inc. (a)	258,326	34,659,599
TOTAL COMMON STOCKS (Cost $14,222,219,473)		12,917,031,360
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (e) (f)	17,592,008	$17,595,526
State Street Navigator Securities Lending Portfolio II (c) (g)	38,605,750	38,605,750
TOTAL SHORT-TERM INVESTMENTS (Cost $56,199,038)		56,201,276
TOTAL INVESTMENTS — 100.3% (Cost $14,278,418,511)		12,973,232,636
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(35,722,567)
NET ASSETS — 100.0%		$12,937,510,069
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	150	12/16/2022	$30,974,533	$27,011,250	$(3,963,283)
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,911,477,448	$5,553,912	$—	$12,917,031,360
Short-Term Investments	56,201,276	—	—	56,201,276
TOTAL INVESTMENTS	$12,967,678,724	$5,553,912	$—	$12,973,232,636
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(3,963,283)	—	—	(3,963,283)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(3,963,283)	$—	$—	$(3,963,283)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Corp.	145,022	$8,940,606	$1,076,613	$359,895	$28,080	$(226,287)	155,552	$9,459,117	$98,129
State Street Institutional Liquid Reserves Fund, Premier Class	17,034,408	17,032,705	77,299,726	76,744,393	4,994	2,493	17,592,008	17,595,526	174,985
State Street Navigator Securities Lending Portfolio II	24,284,921	24,284,921	122,217,087	107,896,258	—	—	38,605,750	38,605,750	22,297
Total		$50,258,232	$200,593,426	$185,000,546	$33,074	$(223,794)		$65,660,393	$295,411
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.2%
L3Harris Technologies, Inc.	67,129	$13,951,420
TransDigm Group, Inc.	18,866	9,901,254
		23,852,674
AIR FREIGHT & LOGISTICS — 0.4%
Expeditors International of Washington, Inc.	134,101	11,842,459
United Parcel Service, Inc. Class B	258,709	41,791,852
		53,634,311
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	90,365	7,067,447
AUTOMOBILES — 4.8%
Tesla, Inc. (a)	2,183,143	579,078,681
BANKS — 2.1%
Bank of America Corp.	2,521,232	76,141,206
Comerica, Inc.	48,050	3,416,355
First Republic Bank	146,742	19,157,168
JPMorgan Chase & Co.	1,106,119	115,589,436
Regions Financial Corp.	348,649	6,997,385
Signature Bank	51,446	7,768,346
SVB Financial Group (a)	48,015	16,122,477
Zions Bancorp NA	60,649	3,084,608
		248,276,981
BEVERAGES — 0.8%
Keurig Dr. Pepper, Inc.	167,190	5,988,746
Monster Beverage Corp. (a)	158,951	13,822,379
PepsiCo, Inc.	474,614	77,485,481
		97,296,606
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	780,252	104,717,621
Amgen, Inc.	178,718	40,283,037
Incyte Corp. (a)	65,776	4,383,313
Moderna, Inc. (a)	275,790	32,612,167
Regeneron Pharmaceuticals, Inc. (a)	87,933	60,574,406
Vertex Pharmaceuticals, Inc. (a)	124,729	36,114,035
		278,684,579
BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	54,115	2,628,907
Fortune Brands Home & Security, Inc.	49,611	2,663,614
Johnson Controls International PLC	349,752	17,214,793
Masco Corp.	95,001	4,435,597
		26,942,911
CAPITAL MARKETS — 3.4%
Ameriprise Financial, Inc.	54,124	13,636,542
BlackRock, Inc.	64,279	35,371,448
Cboe Global Markets, Inc.	50,444	5,920,612
Charles Schwab Corp.	851,041	61,164,317
Security Description	Shares	Value
FactSet Research Systems, Inc.	18,060	$7,225,987
Franklin Resources, Inc.	103,030	2,217,206
Goldman Sachs Group, Inc.	279,866	82,014,731
Intercontinental Exchange, Inc.	262,013	23,672,875
MarketAxess Holdings, Inc.	14,821	3,297,524
Moody's Corp.	85,388	20,758,677
Morgan Stanley	537,888	42,498,531
MSCI, Inc.	66,467	28,035,116
Nasdaq, Inc.	216,736	12,284,596
Raymond James Financial, Inc.	90,193	8,912,872
S&P Global, Inc.	170,360	52,019,426
T Rowe Price Group, Inc.	130,928	13,748,749
		412,779,209
CHEMICALS — 0.9%
Albemarle Corp.	65,428	17,301,780
Celanese Corp.	35,158	3,176,174
CF Industries Holdings, Inc.	98,014	9,433,848
Linde PLC	208,297	56,154,788
Sherwin-Williams Co.	102,499	20,986,670
		107,053,260
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	33,112	12,853,747
Copart, Inc. (a)	118,925	12,653,620
Republic Services, Inc.	75,080	10,213,883
Rollins, Inc.	81,063	2,811,265
Waste Management, Inc.	157,242	25,191,741
		63,724,256
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	201,995	22,803,215
Cisco Systems, Inc.	1,530,476	61,219,040
F5, Inc. (a)	25,894	3,747,639
Motorola Solutions, Inc.	81,579	18,271,249
		106,041,143
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	62,640	7,979,710
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	29,390	9,466,225
Vulcan Materials Co.	51,891	8,183,730
		17,649,955
CONSUMER FINANCE — 0.6%
American Express Co.	216,297	29,180,628
Capital One Financial Corp.	150,967	13,914,629
Discover Financial Services	223,936	20,360,261
Synchrony Financial	225,117	6,346,048
		69,801,566
CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	34,349	5,588,583
Sealed Air Corp.	66,426	2,956,621
		8,545,204
DISTRIBUTORS — 0.1%
LKQ Corp.	93,644	4,415,315

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Pool Corp.	32,840	$10,450,016
		14,865,331
ELECTRIC UTILITIES — 0.1%
NRG Energy, Inc.	199,144	7,621,241
ELECTRICAL EQUIPMENT — 0.2%
Generac Holdings, Inc. (a)	51,845	9,235,668
Rockwell Automation, Inc.	49,028	10,546,413
		19,782,081
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	259,329	17,364,670
CDW Corp.	65,813	10,272,093
Keysight Technologies, Inc. (a)	112,527	17,707,249
Trimble, Inc. (a)	114,440	6,210,659
Zebra Technologies Corp. Class A (a)	32,047	8,396,634
		59,951,305
ENTERTAINMENT — 0.8%
Live Nation Entertainment, Inc. (a)	47,350	3,600,494
Netflix, Inc. (a)	363,045	85,475,315
Take-Two Interactive Software, Inc. (a)	80,247	8,746,923
		97,822,732
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.2%
American Tower Corp. REIT	194,099	41,673,055
AvalonBay Communities, Inc. REIT	47,750	8,795,073
Camden Property Trust REIT	87,323	10,430,732
Crown Castle, Inc. REIT	159,004	22,984,028
Duke Realty Corp. REIT	201,737	9,723,723
Equinix, Inc. REIT	33,802	19,227,930
Essex Property Trust, Inc. REIT	23,325	5,650,015
Extra Space Storage, Inc. REIT	109,546	18,919,690
Federal Realty Investment Trust REIT	23,925	2,156,121
Invitation Homes, Inc. REIT	218,652	7,383,878
Iron Mountain, Inc. REIT	143,750	6,320,688
Mid-America Apartment Communities, Inc. REIT	58,080	9,006,466
Prologis, Inc. REIT	368,705	37,460,428
Public Storage REIT	76,427	22,378,590
SBA Communications Corp. REIT	49,522	14,096,437
Simon Property Group, Inc. REIT	161,410	14,486,547
UDR, Inc. REIT	130,613	5,447,868
Weyerhaeuser Co. REIT	255,290	7,291,082
		263,432,351
FOOD & STAPLES RETAILING — 0.7%
Costco Wholesale Corp.	185,144	87,437,957
FOOD PRODUCTS — 0.1%
Hershey Co.	53,220	11,733,413
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	759,859	$73,523,957
ABIOMED, Inc. (a)	20,301	4,987,144
Align Technology, Inc. (a)	60,153	12,458,288
DexCom, Inc. (a)	317,836	25,598,511
Edwards Lifesciences Corp. (a)	321,557	26,570,255
Hologic, Inc. (a)	152,731	9,854,204
IDEXX Laboratories, Inc. (a)	47,837	15,585,295
Intuitive Surgical, Inc. (a)	202,972	38,045,072
ResMed, Inc.	69,078	15,079,727
STERIS PLC	34,154	5,679,127
Stryker Corp.	112,415	22,768,534
		250,150,114
HEALTH CARE PROVIDERS & SERVICES — 1.7%
HCA Healthcare, Inc.	102,380	18,816,420
Laboratory Corp. of America Holdings	39,989	8,190,147
Molina Healthcare, Inc. (a)	23,470	7,741,345
Quest Diagnostics, Inc.	45,454	5,576,751
UnitedHealth Group, Inc.	322,049	162,647,627
		202,972,290
HOTELS, RESTAURANTS & LEISURE — 1.3%
Caesars Entertainment, Inc. (a)	111,356	3,592,345
Chipotle Mexican Grill, Inc. (a)	15,266	22,941,134
Domino's Pizza, Inc.	19,759	6,129,242
Hilton Worldwide Holdings, Inc.	93,375	11,262,892
McDonald's Corp.	272,483	62,872,727
Starbucks Corp.	479,514	40,403,850
Yum! Brands, Inc.	110,657	11,767,265
		158,969,455
HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	140,582	9,468,198
Garmin, Ltd.	63,028	5,061,779
Newell Brands, Inc.	162,916	2,262,903
NVR, Inc. (a)	1,220	4,864,237
		21,657,117
INSURANCE — 0.8%
Aon PLC Class A	103,747	27,790,709
Arthur J Gallagher & Co.	75,000	12,841,500
Brown & Brown, Inc.	131,838	7,973,562
Cincinnati Financial Corp.	57,342	5,136,123
Marsh & McLennan Cos., Inc.	249,498	37,247,556
		90,989,450
INTERACTIVE MEDIA & SERVICES — 9.6%
Alphabet, Inc. Class A (a)	4,914,862	470,106,550
Alphabet, Inc. Class C (a)	4,394,952	422,574,635
Meta Platforms, Inc. Class A (a)	1,869,465	253,649,011
Twitter, Inc. (a)	264,588	11,599,538
		1,157,929,734
INTERNET & DIRECT MARKETING RETAIL — 7.0%
Amazon.com, Inc. (a)	7,264,940	820,938,220
eBay, Inc.	352,630	12,980,310

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Etsy, Inc. (a)	103,773	$10,390,791
		844,309,321
IT SERVICES — 3.5%
Accenture PLC Class A	300,943	77,432,634
Akamai Technologies, Inc. (a)	55,680	4,472,218
Automatic Data Processing, Inc.	180,493	40,825,712
Broadridge Financial Solutions, Inc.	41,806	6,033,442
EPAM Systems, Inc. (a)	46,625	16,887,109
Gartner, Inc. (a)	64,860	17,946,113
Mastercard, Inc. Class A	328,662	93,451,753
Paychex, Inc.	139,288	15,629,506
PayPal Holdings, Inc. (a)	514,053	44,244,542
VeriSign, Inc. (a)	37,063	6,437,843
Visa, Inc. Class A (b)	576,320	102,383,248
		425,744,120
LIFE SCIENCES TOOLS & SERVICES — 3.2%
Agilent Technologies, Inc.	148,615	18,064,153
Bio-Rad Laboratories, Inc. Class A (a)	9,714	4,052,098
Bio-Techne Corp.	32,365	9,191,660
Charles River Laboratories International, Inc. (a)	41,533	8,173,694
Danaher Corp.	364,893	94,248,213
Illumina, Inc. (a)	62,616	11,946,507
IQVIA Holdings, Inc. (a)	111,577	20,211,058
Mettler-Toledo International, Inc. (a)	11,587	12,561,698
PerkinElmer, Inc.	103,623	12,468,956
Thermo Fisher Scientific, Inc.	320,546	162,577,726
Waters Corp. (a)	37,139	10,010,075
West Pharmaceutical Services, Inc.	60,679	14,931,888
		378,437,726
MACHINERY — 0.7%
Deere & Co.	104,830	35,001,689
Dover Corp.	53,815	6,273,753
IDEX Corp.	25,311	5,058,403
Illinois Tool Works, Inc.	95,855	17,316,206
Nordson Corp.	26,858	5,701,147
Otis Worldwide Corp.	138,306	8,823,923
Pentair PLC	78,040	3,170,765
Xylem, Inc.	60,316	5,269,206
		86,615,092
METALS & MINING — 0.2%
Freeport-McMoRan, Inc.	515,719	14,094,600
Nucor Corp.	115,832	12,392,866
		26,487,466
MULTILINE RETAIL — 0.3%
Target Corp.	207,848	30,842,565
OIL, GAS & CONSUMABLE FUELS — 1.2%
APA Corp.	151,936	5,194,692
Devon Energy Corp.	536,778	32,276,461
Security Description	Shares	Value
Diamondback Energy, Inc.	145,747	$17,556,684
EOG Resources, Inc.	220,290	24,613,002
Hess Corp.	159,655	17,400,798
Occidental Petroleum Corp.	250,441	15,389,599
ONEOK, Inc.	156,245	8,005,994
Pioneer Natural Resources Co.	109,592	23,729,956
		144,167,186
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	111,407	24,052,771
PHARMACEUTICALS — 3.0%
Catalent, Inc. (a)	87,606	6,339,170
Eli Lilly & Co.	645,777	208,811,993
Pfizer, Inc.	2,476,425	108,368,358
Zoetis, Inc.	255,206	37,844,498
		361,364,019
PROFESSIONAL SERVICES — 0.4%
CoStar Group, Inc. (a)	162,308	11,304,752
Equifax, Inc.	99,881	17,122,600
Jacobs Solutions, Inc.	46,783	5,075,488
Robert Half International, Inc.	61,645	4,715,842
Verisk Analytics, Inc.	67,271	11,471,724
		49,690,406
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	131,669	8,888,974
ROAD & RAIL — 0.6%
JB Hunt Transport Services, Inc.	40,215	6,290,430
Old Dominion Freight Line, Inc.	76,267	18,972,942
Union Pacific Corp.	210,763	41,060,848
		66,324,220
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.9%
Advanced Micro Devices, Inc. (a)	1,326,441	84,043,302
Applied Materials, Inc.	713,053	58,420,432
Broadcom, Inc.	188,696	83,782,911
Enphase Energy, Inc. (a)	110,374	30,625,474
KLA Corp.	116,283	35,190,724
Lam Research Corp.	112,316	41,107,656
Microchip Technology, Inc.	218,425	13,330,478
Monolithic Power Systems, Inc.	35,701	12,973,744
NVIDIA Corp.	2,049,698	248,812,840
NXP Semiconductors NV	136,735	20,169,780
ON Semiconductor Corp. (a)	269,292	16,784,970
Qorvo, Inc. (a)	43,907	3,486,655
QUALCOMM, Inc.	917,108	103,614,862
Skyworks Solutions, Inc.	63,101	5,380,622
SolarEdge Technologies, Inc. (a)	34,055	7,882,370
Teradyne, Inc.	128,547	9,660,307
Texas Instruments, Inc.	367,018	56,807,046
		832,074,173

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
SOFTWARE — 16.4%
Adobe, Inc. (a)	383,611	$105,569,747
ANSYS, Inc. (a)	43,948	9,743,272
Autodesk, Inc. (a)	115,110	21,502,548
Cadence Design Systems, Inc. (a)	224,456	36,682,844
Ceridian HCM Holding, Inc. (a)	45,605	2,548,407
Fortinet, Inc. (a)	536,436	26,355,101
Intuit, Inc.	231,113	89,514,687
Microsoft Corp.	6,113,064	1,423,732,606
Oracle Corp.	1,245,148	76,041,188
Paycom Software, Inc. (a)	29,375	9,693,456
PTC, Inc. (a)	43,052	4,503,239
Salesforce, Inc. (a)	496,255	71,381,319
ServiceNow, Inc. (a)	165,572	62,521,643
Synopsys, Inc. (a)	83,763	25,590,434
Tyler Technologies, Inc. (a)	20,607	7,160,933
		1,972,541,424
SPECIALTY RETAIL — 3.2%
Advance Auto Parts, Inc.	24,625	3,849,873
AutoZone, Inc. (a)	15,980	34,228,042
Bath & Body Works, Inc.	126,427	4,121,520
CarMax, Inc. (a)	70,113	4,628,860
Home Depot, Inc.	640,187	176,653,201
Lowe's Cos., Inc.	523,919	98,397,227
O'Reilly Automotive, Inc. (a)	52,212	36,723,310
Tractor Supply Co.	92,601	17,212,674
Ulta Beauty, Inc. (a)	23,926	9,598,872
		385,413,579
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 14.5%
Apple, Inc.	12,382,530	1,711,265,646
HP, Inc.	372,943	9,293,739
NetApp, Inc.	129,255	7,994,422
Seagate Technology Holdings PLC (b)	119,827	6,378,391
		1,734,932,198
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
NIKE, Inc. Class B	559,271	46,486,605
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	224,799	$10,349,746
United Rentals, Inc. (a)	35,276	9,528,753
		19,878,499
TOTAL COMMON STOCKS (Cost $14,493,268,180)		11,991,973,408
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	13,872,875	13,875,649
State Street Navigator Securities Lending Portfolio II (e) (f)	2,898,099	2,898,099
TOTAL SHORT-TERM INVESTMENTS (Cost $16,771,897)		16,773,748
TOTAL INVESTMENTS — 100.0% (Cost $14,510,040,077)		12,008,747,156
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(1,284,910)
NET ASSETS — 100.0%		$12,007,462,246
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,991,973,408	$—	$—	$11,991,973,408
Short-Term Investments	16,773,748	—	—	16,773,748
TOTAL INVESTMENTS	$12,008,747,156	$—	$—	$12,008,747,156
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,873,678	$8,872,791	$43,965,887	$38,966,827	$1,864	$1,934	13,872,875	$13,875,649	$84,417
State Street Navigator Securities Lending Portfolio II	4,385,456	4,385,456	30,159,649	31,647,005	—	—	2,898,099	2,898,099	1,140
Total		$13,258,247	$74,125,536	$70,613,832	$1,864	$1,934		$16,773,748	$85,557
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BANKS — 11.5%
Citigroup, Inc.	1,900,390	$79,189,251
Citizens Financial Group, Inc.	2,653,928	91,188,966
Comerica, Inc.	1,267,210	90,098,631
Huntington Bancshares, Inc.	7,590,905	100,048,128
KeyCorp.	5,468,125	87,599,363
PNC Financial Services Group, Inc.	611,031	91,300,252
Regions Financial Corp.	4,786,303	96,061,101
Truist Financial Corp.	2,049,158	89,220,339
US Bancorp	2,071,820	83,535,783
		808,241,814
BIOTECHNOLOGY — 2.7%
AbbVie, Inc.	665,689	89,342,121
Gilead Sciences, Inc.	1,625,479	100,275,799
		189,617,920
CAPITAL MARKETS — 6.2%
Franklin Resources, Inc.	3,906,842	84,075,240
Invesco, Ltd.	5,765,335	78,985,089
Morgan Stanley	1,199,068	94,738,363
State Street Corp.	1,447,253	88,007,455
T Rowe Price Group, Inc.	814,705	85,552,172
		431,358,319
CHEMICALS — 2.4%
Dow, Inc.	1,939,910	85,220,246
LyondellBasell Industries NV Class A	1,136,503	85,555,946
		170,776,192
CONTAINERS & PACKAGING — 2.2%
Amcor PLC	7,829,432	84,009,805
International Paper Co.	2,288,882	72,557,560
		156,567,365
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
AT&T, Inc.	5,361,481	82,245,119
Lumen Technologies, Inc. (a)	9,350,526	68,071,829
Verizon Communications, Inc.	2,219,398	84,270,542
		234,587,490
ELECTRIC UTILITIES — 12.0%
Duke Energy Corp.	941,550	87,582,981
Edison International	1,611,533	91,180,537
Entergy Corp.	903,712	90,940,538
Evergy, Inc.	1,536,942	91,294,355
FirstEnergy Corp.	2,579,259	95,432,583
NRG Energy, Inc.	2,773,670	106,148,351
Pinnacle West Capital Corp.	1,407,131	90,774,021
PPL Corp.	3,616,426	91,676,399
Southern Co.	1,373,828	93,420,304
		838,450,069
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 14.3%
Boston Properties, Inc. REIT	1,114,080	83,522,578
Security Description	Shares	Value
Digital Realty Trust, Inc. REIT	774,204	$76,785,553
Federal Realty Investment Trust REIT	960,893	86,595,677
Healthpeak Properties, Inc. REIT	3,680,889	84,365,976
Iron Mountain, Inc. REIT (a)	2,086,570	91,746,483
Kimco Realty Corp. REIT	4,598,835	84,664,552
Realty Income Corp. REIT	1,382,620	80,468,484
Regency Centers Corp. REIT	1,570,322	84,561,840
Simon Property Group, Inc. REIT	953,374	85,565,317
Ventas, Inc. REIT	1,905,296	76,535,740
VICI Properties, Inc. REIT	2,983,884	89,068,937
Vornado Realty Trust REIT (a)	3,329,434	77,109,691
		1,000,990,828
FOOD & STAPLES RETAILING — 1.1%
Walgreens Boots Alliance, Inc.	2,551,806	80,126,708
FOOD PRODUCTS — 2.6%
Conagra Brands, Inc.	2,938,830	95,894,023
Kraft Heinz Co.	2,579,440	86,024,324
		181,918,347
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cardinal Health, Inc.	1,733,994	115,622,720
HOTELS, RESTAURANTS & LEISURE — 1.5%
Darden Restaurants, Inc.	814,424	102,878,040
HOUSEHOLD DURABLES — 2.1%
Newell Brands, Inc.	4,896,769	68,016,122
Whirlpool Corp.	587,988	79,266,662
		147,282,784
HOUSEHOLD PRODUCTS — 1.2%
Kimberly-Clark Corp.	748,970	84,289,084
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	737,047	81,443,694
INSURANCE — 4.1%
Lincoln National Corp.	1,987,293	87,262,035
Principal Financial Group, Inc.	1,546,371	111,570,668
Prudential Financial, Inc.	1,034,913	88,774,837
		287,607,540
IT SERVICES — 1.3%
International Business Machines Corp.	770,679	91,564,372
MEDIA — 3.6%
Interpublic Group of Cos., Inc.	3,345,192	85,636,915
Omnicom Group, Inc.	1,430,497	90,250,056
Paramount Global Class B	3,912,053	74,485,489
		250,372,460
METALS & MINING — 1.2%
Newmont Corp.	1,923,522	80,845,630
MULTI-UTILITIES — 3.9%
Consolidated Edison, Inc.	1,069,257	91,699,480
Dominion Energy, Inc.	1,277,827	88,310,624

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Public Service Enterprise Group, Inc.	1,644,592	$92,475,408
		272,485,512
OIL, GAS & CONSUMABLE FUELS — 9.4%
Chevron Corp.	685,456	98,479,463
Exxon Mobil Corp.	1,134,971	99,094,318
Kinder Morgan, Inc.	5,599,909	93,182,486
ONEOK, Inc.	1,704,486	87,337,863
Phillips 66	1,169,218	94,379,277
Valero Energy Corp.	950,100	101,518,185
Williams Cos., Inc.	3,056,375	87,504,016
		661,495,608
PHARMACEUTICALS — 2.3%
Organon & Co.	3,093,194	72,380,740
Viatris, Inc.	10,329,181	88,004,622
		160,385,362
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Intel Corp.	2,522,157	64,995,986
SPECIALTY RETAIL — 1.2%
Best Buy Co., Inc.	1,284,472	81,358,457
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Hewlett Packard Enterprise Co.	7,163,676	85,820,838
Seagate Technology Holdings PLC	1,283,956	68,344,978
		154,165,816
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
VF Corp.	2,083,267	62,310,516
TOBACCO — 2.5%
Altria Group, Inc.	2,293,735	92,621,019
Security Description	Shares	Value
Philip Morris International, Inc.	1,028,316	$85,360,511
		177,981,530
TOTAL COMMON STOCKS (Cost $8,251,863,952)		6,969,720,163
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (b) (c)	23,608,620	23,613,341
State Street Navigator Securities Lending Portfolio II (d) (e)	69,109,060	69,109,060
TOTAL SHORT-TERM INVESTMENTS (Cost $92,720,108)		92,722,401
TOTAL INVESTMENTS — 100.8% (Cost $8,344,584,060)		7,062,442,564
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(58,948,258)
NET ASSETS — 100.0%		$7,003,494,306
(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	183	12/16/2022	$37,614,340	$32,953,725	$(4,660,615)
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,969,720,163	$—	$—	$6,969,720,163
Short-Term Investments	92,722,401	—	—	92,722,401
TOTAL INVESTMENTS	$7,062,442,564	$—	$—	$7,062,442,564
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(4,660,615)	—	—	(4,660,615)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(4,660,615)	$—	$—	$(4,660,615)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	21,462,675	$21,460,529	$169,189,373	$167,044,135	$5,242	$2,332	23,608,620	$23,613,341	$120,181
State Street Navigator Securities Lending Portfolio II	34,115,540	34,115,540	428,720,052	393,726,532	—	—	69,109,060	69,109,060	251,355
Total		$55,576,069	$597,909,425	$560,770,667	$5,242	$2,332		$92,722,401	$371,536
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.0%
Boeing Co. (a)	411,741	$49,853,600
General Dynamics Corp.	166,938	35,419,235
Howmet Aerospace, Inc.	273,789	8,468,294
Huntington Ingalls Industries, Inc.	29,677	6,573,456
L3Harris Technologies, Inc.	82,644	17,175,903
Lockheed Martin Corp.	175,367	67,742,518
Northrop Grumman Corp.	108,392	50,978,925
Raytheon Technologies Corp.	1,096,442	89,754,742
Textron, Inc.	156,984	9,145,888
TransDigm Group, Inc.	21,851	11,467,842
		346,580,403
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	91,960	8,856,668
FedEx Corp.	176,349	26,182,536
United Parcel Service, Inc. Class B	309,649	50,020,699
		85,059,903
AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	91,792	3,593,657
American Airlines Group, Inc. (a) (b)	473,954	5,706,406
Delta Air Lines, Inc. (a)	474,662	13,319,016
Southwest Airlines Co. (a)	439,044	13,540,117
United Airlines Holdings, Inc. (a)	239,820	7,801,344
		43,960,540
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	117,421	9,183,496
BorgWarner, Inc.	175,600	5,513,840
		14,697,336
AUTOMOBILES — 0.6%
Ford Motor Co.	2,923,816	32,746,739
General Motors Co.	1,078,736	34,616,638
		67,363,377
BANKS — 5.2%
Bank of America Corp.	2,907,041	87,792,638
Citigroup, Inc.	1,437,888	59,916,793
Citizens Financial Group, Inc.	364,447	12,522,399
Comerica, Inc.	52,805	3,754,435
Fifth Third Bancorp	508,036	16,236,831
Huntington Bancshares, Inc.	1,065,153	14,038,717
JPMorgan Chase & Co.	1,174,270	122,711,215
KeyCorp.	685,336	10,979,083
M&T Bank Corp.	130,244	22,964,622
PNC Financial Services Group, Inc.	306,257	45,760,921
Regions Financial Corp.	384,579	7,718,500
Truist Financial Corp.	986,539	42,953,908
US Bancorp	1,001,079	40,363,505
Wells Fargo & Co.	2,806,399	112,873,368
Security Description	Shares	Value
Zions Bancorp NA	59,580	$3,030,239
		603,617,174
BEVERAGES — 2.9%
Brown-Forman Corp. Class B	133,869	8,911,659
Coca-Cola Co.	2,888,749	161,827,719
Constellation Brands, Inc. Class A	118,280	27,166,550
Keurig Dr. Pepper, Inc.	479,436	17,173,398
Molson Coors Beverage Co. Class B	138,057	6,625,356
Monster Beverage Corp. (a)	133,501	11,609,247
PepsiCo, Inc.	593,790	96,942,155
		330,256,084
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	601,887	80,779,254
Amgen, Inc.	233,310	52,588,074
Biogen, Inc. (a)	108,088	28,859,496
Gilead Sciences, Inc.	928,762	57,295,328
Incyte Corp. (a)	78,412	5,225,376
Vertex Pharmaceuticals, Inc. (a)	75,765	21,936,998
		246,684,526
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	48,696	2,365,652
Allegion PLC	65,724	5,894,128
Carrier Global Corp.	630,153	22,408,241
Fortune Brands Home & Security, Inc.	54,873	2,946,131
Johnson Controls International PLC	203,449	10,013,760
Masco Corp.	86,582	4,042,513
Trane Technologies PLC	173,105	25,067,335
		72,737,760
CAPITAL MARKETS — 2.5%
Ameriprise Financial, Inc.	32,182	8,108,255
Bank of New York Mellon Corp.	550,031	21,187,194
BlackRock, Inc.	53,746	29,575,349
Cboe Global Markets, Inc.	32,849	3,855,487
Charles Schwab Corp.	357,408	25,686,913
CME Group, Inc.	266,089	47,132,345
FactSet Research Systems, Inc.	11,730	4,693,290
Franklin Resources, Inc.	113,253	2,437,205
Intercontinental Exchange, Inc.	178,029	16,084,920
Invesco, Ltd.	337,738	4,627,011
MarketAxess Holdings, Inc.	14,630	3,255,029
Moody's Corp.	40,585	9,866,619
Morgan Stanley	507,139	40,069,052
Nasdaq, Inc.	56,830	3,221,124
Northern Trust Corp.	153,631	13,144,668
Raymond James Financial, Inc.	59,214	5,851,527
S&P Global, Inc.	98,688	30,134,381
State Street Corp. (c)	271,770	16,526,334
T Rowe Price Group, Inc.	50,780	5,332,408
		290,789,111

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 2.6%
Air Products & Chemicals, Inc.	163,798	$38,120,709
Albemarle Corp.	27,360	7,235,078
Celanese Corp.	41,963	3,790,937
CF Industries Holdings, Inc.	58,994	5,678,172
Corteva, Inc.	537,328	30,708,295
Dow, Inc.	537,819	23,626,389
DuPont de Nemours, Inc.	371,988	18,748,195
Eastman Chemical Co.	95,052	6,753,445
Ecolab, Inc.	184,497	26,645,057
FMC Corp.	93,410	9,873,437
International Flavors & Fragrances, Inc.	188,770	17,145,979
Linde PLC	181,331	48,885,024
LyondellBasell Industries NV Class A	191,187	14,392,557
Mosaic Co.	256,441	12,393,794
PPG Industries, Inc.	174,929	19,362,891
Sherwin-Williams Co.	82,309	16,852,768
		300,212,727
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	34,412	13,358,394
Copart, Inc. (a)	50,402	5,362,773
Republic Services, Inc.	85,920	11,688,557
Rollins, Inc.	92,810	3,218,651
Waste Management, Inc.	136,910	21,934,351
		55,562,726
COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.	1,691,772	67,670,880
F5, Inc. (a)	20,693	2,994,898
Juniper Networks, Inc.	238,241	6,222,855
Motorola Solutions, Inc.	51,089	11,442,403
		88,331,036
CONSTRUCTION & ENGINEERING — 0.0% (d)
Quanta Services, Inc.	48,950	6,235,741
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	19,198	6,183,484
Vulcan Materials Co.	50,631	7,985,015
		14,168,499
CONSUMER FINANCE — 0.4%
American Express Co.	249,472	33,656,268
Capital One Financial Corp.	151,020	13,919,513
Synchrony Financial	153,793	4,335,425
		51,911,206
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	1,130,135	12,126,349
Avery Dennison Corp.	30,105	4,898,084
Ball Corp.	238,376	11,518,328
International Paper Co.	273,771	8,678,541
Packaging Corp. of America	70,228	7,885,902
Sealed Air Corp.	49,097	2,185,307
Security Description	Shares	Value
Westrock Co.	188,234	$5,814,548
		53,107,059
DISTRIBUTORS — 0.2%
Genuine Parts Co.	104,915	15,665,908
LKQ Corp.	112,231	5,291,691
		20,957,599
DIVERSIFIED FINANCIAL SERVICES — 3.1%
Berkshire Hathaway, Inc. Class B (a)	1,339,578	357,694,118
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	5,300,687	81,312,539
Lumen Technologies, Inc. (b)	688,429	5,011,763
Verizon Communications, Inc.	3,109,518	118,068,398
		204,392,700
ELECTRIC UTILITIES — 3.9%
Alliant Energy Corp.	185,674	9,838,865
American Electric Power Co., Inc.	379,303	32,790,744
Constellation Energy Corp.	241,543	20,093,962
Duke Energy Corp.	569,964	53,018,051
Edison International	282,268	15,970,724
Entergy Corp.	150,539	15,148,740
Evergy, Inc.	169,346	10,059,152
Eversource Energy	255,407	19,911,530
Exelon Corp.	724,003	27,121,152
FirstEnergy Corp.	403,102	14,914,774
NextEra Energy, Inc.	1,454,536	114,050,168
PG&E Corp. (a)	1,193,400	14,917,500
Pinnacle West Capital Corp.	82,551	5,325,365
PPL Corp.	552,925	14,016,649
Southern Co.	785,928	53,443,104
Xcel Energy, Inc.	402,991	25,791,424
		446,411,904
ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	171,100	19,404,451
Eaton Corp. PLC	295,421	39,397,345
Emerson Electric Co.	439,692	32,194,248
Rockwell Automation, Inc.	41,017	8,823,167
		99,819,211
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	208,219	13,942,344
CDW Corp.	41,201	6,430,652
Corning, Inc.	562,758	16,331,237
Keysight Technologies, Inc. (a)	33,686	5,300,829
TE Connectivity, Ltd.	237,957	26,260,935
Teledyne Technologies, Inc. (a)	34,669	11,699,747
Trimble, Inc. (a)	80,880	4,389,358
Zebra Technologies Corp. Class A (a)	10,788	2,826,564
		87,181,666

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes Co.	751,309	$15,747,437
Halliburton Co.	667,815	16,441,605
Schlumberger NV	1,045,758	37,542,712
		69,731,754
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	528,663	39,300,807
Electronic Arts, Inc.	196,219	22,704,501
Live Nation Entertainment, Inc. (a) (b)	56,695	4,311,088
Take-Two Interactive Software, Inc. (a)	44,349	4,834,041
Walt Disney Co. (a)	1,348,700	127,222,871
Warner Bros Discovery, Inc. (a)	1,632,506	18,773,819
		217,147,127
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.2%
Alexandria Real Estate Equities, Inc. REIT	109,945	15,413,189
American Tower Corp. REIT	168,253	36,123,919
AvalonBay Communities, Inc. REIT	59,715	10,998,906
Boston Properties, Inc. REIT	105,210	7,887,594
Crown Castle, Inc. REIT	176,011	25,442,390
Digital Realty Trust, Inc. REIT	210,646	20,891,870
Duke Realty Corp. REIT	99,638	4,802,552
Equinix, Inc. REIT	36,391	20,700,656
Equity Residential REIT	252,663	16,984,007
Essex Property Trust, Inc. REIT	26,723	6,473,112
Federal Realty Investment Trust REIT	30,373	2,737,215
Healthpeak Properties, Inc. REIT	396,557	9,089,086
Host Hotels & Resorts, Inc. REIT	528,895	8,398,853
Invitation Homes, Inc. REIT	232,535	7,852,707
Iron Mountain, Inc. REIT	82,674	3,635,176
Kimco Realty Corp. REIT	456,702	8,407,884
Mid-America Apartment Communities, Inc. REIT	32,108	4,978,988
Prologis, Inc. REIT	213,291	21,670,366
Public Storage REIT	46,315	13,561,495
Realty Income Corp. REIT	458,570	26,688,774
Regency Centers Corp. REIT	114,850	6,184,672
SBA Communications Corp. REIT	35,177	10,013,133
Simon Property Group, Inc. REIT	96,452	8,656,567
UDR, Inc. REIT	99,081	4,132,668
Ventas, Inc. REIT	296,015	11,890,923
VICI Properties, Inc. REIT	711,423	21,235,976
Vornado Realty Trust REIT	116,199	2,691,169
Welltower, Inc. REIT	344,048	22,129,167
Weyerhaeuser Co. REIT	319,951	9,137,801
		368,810,815
Security Description	Shares	Value
FOOD & STAPLES RETAILING — 2.4%
Costco Wholesale Corp.	160,780	$75,931,571
Kroger Co.	484,599	21,201,206
Sysco Corp.	377,171	26,669,762
Walgreens Boots Alliance, Inc.	529,615	16,629,911
Walmart, Inc.	1,058,452	137,281,224
		277,713,674
FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	416,391	33,498,656
Campbell Soup Co.	148,239	6,985,022
Conagra Brands, Inc.	353,529	11,535,651
General Mills, Inc.	445,651	34,141,323
Hershey Co.	58,985	13,004,423
Hormel Foods Corp.	209,024	9,498,050
JM Smucker Co.	80,241	11,025,916
Kellogg Co.	188,631	13,140,035
Kraft Heinz Co.	591,452	19,724,924
Lamb Weston Holdings, Inc.	106,999	8,279,583
McCormick & Co., Inc.	184,292	13,134,491
Mondelez International, Inc. Class A	1,017,714	55,801,259
Tyson Foods, Inc. Class A	217,018	14,307,997
		244,077,330
GAS UTILITIES — 0.1%
Atmos Energy Corp.	103,035	10,494,115
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	609,322	58,957,997
ABIOMED, Inc. (a)	15,230	3,741,402
Baxter International, Inc.	372,615	20,069,044
Becton Dickinson & Co.	211,054	47,029,163
Boston Scientific Corp. (a)	1,057,630	40,962,010
Cooper Cos., Inc.	36,466	9,623,377
DENTSPLY SIRONA, Inc.	160,131	4,539,714
Edwards Lifesciences Corp. (a)	171,099	14,137,910
Hologic, Inc. (a)	48,206	3,110,251
IDEXX Laboratories, Inc. (a)	19,345	6,302,601
Intuitive Surgical, Inc. (a)	81,961	15,362,770
Medtronic PLC	986,651	79,672,068
ResMed, Inc.	45,505	9,933,741
STERIS PLC	42,671	7,095,334
Stryker Corp.	147,068	29,787,153
Teleflex, Inc.	34,612	6,972,934
Zimmer Biomet Holdings, Inc.	155,166	16,222,605
		373,520,074
HEALTH CARE PROVIDERS & SERVICES — 5.5%
AmerisourceBergen Corp.	115,463	15,625,608
Cardinal Health, Inc.	201,211	13,416,749
Centene Corp. (a)	424,396	33,022,253
Cigna Corp.	226,567	62,865,545
CVS Health Corp.	970,908	92,595,496
DaVita, Inc. (a)	41,104	3,402,178
Elevance Health, Inc.	178,478	81,071,847
HCA Healthcare, Inc.	67,086	12,329,736
Henry Schein, Inc. (a)	101,563	6,679,799

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Humana, Inc.	93,701	$45,462,788
Laboratory Corp. of America Holdings	31,440	6,439,226
McKesson Corp.	107,366	36,490,482
Molina Healthcare, Inc. (a)	21,984	7,251,203
Quest Diagnostics, Inc.	46,844	5,747,290
UnitedHealth Group, Inc.	402,967	203,514,454
Universal Health Services, Inc. Class B	49,531	4,367,644
		630,282,298
HOTELS, RESTAURANTS & LEISURE — 2.4%
Booking Holdings, Inc. (a)	29,498	48,471,409
Caesars Entertainment, Inc. (a)	56,292	1,815,980
Carnival Corp. (a) (b)	722,758	5,080,989
Chipotle Mexican Grill, Inc. (a)	6,815	10,241,309
Darden Restaurants, Inc.	92,122	11,636,851
Domino's Pizza, Inc.	8,915	2,765,433
Expedia Group, Inc. (a)	112,261	10,517,733
Hilton Worldwide Holdings, Inc.	121,050	14,601,051
Las Vegas Sands Corp. (a) (b)	243,460	9,134,619
Marriott International, Inc. Class A	203,582	28,529,981
McDonald's Corp.	301,193	69,497,273
MGM Resorts International	242,237	7,199,284
Norwegian Cruise Line Holdings, Ltd. (a) (b)	307,263	3,490,508
Royal Caribbean Cruises, Ltd. (a) (b)	164,369	6,229,585
Starbucks Corp.	415,357	34,997,981
Wynn Resorts, Ltd. (a) (b)	77,184	4,864,907
Yum! Brands, Inc.	111,615	11,869,139
		280,944,032
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	112,240	7,559,364
Garmin, Ltd.	54,452	4,373,040
Lennar Corp. Class A	192,423	14,345,135
Mohawk Industries, Inc. (a)	37,937	3,459,475
Newell Brands, Inc.	130,400	1,811,256
NVR, Inc. (a)	1,210	4,824,367
PulteGroup, Inc. (a)	175,552	6,583,200
Whirlpool Corp.	41,552	5,601,625
		48,557,462
HOUSEHOLD PRODUCTS — 2.8%
Church & Dwight Co., Inc.	179,678	12,836,196
Clorox Co.	91,080	11,693,761
Colgate-Palmolive Co.	621,851	43,685,033
Kimberly-Clark Corp.	249,166	28,041,142
Procter & Gamble Co.	1,776,404	224,271,005
		320,527,137
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	491,918	11,117,347
INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	411,124	45,429,202
Security Description	Shares	Value
General Electric Co.	814,972	$50,454,916
Honeywell International, Inc.	500,211	83,520,231
		179,404,349
INSURANCE — 3.6%
Aflac, Inc.	426,976	23,996,051
Allstate Corp.	200,593	24,979,846
American International Group, Inc.	564,611	26,807,730
Aon PLC Class A	63,562	17,026,353
Arthur J Gallagher & Co.	87,099	14,913,091
Assurant, Inc.	39,976	5,807,313
Brown & Brown, Inc.	53,220	3,218,746
Chubb, Ltd.	310,195	56,418,267
Cincinnati Financial Corp.	58,210	5,213,870
Everest Re Group, Ltd.	29,139	7,647,239
Globe Life, Inc.	68,026	6,782,192
Hartford Financial Services Group, Inc.	243,107	15,058,048
Lincoln National Corp.	119,417	5,243,600
Loews Corp.	146,759	7,314,469
Marsh & McLennan Cos., Inc.	145,600	21,736,624
MetLife, Inc.	497,519	30,239,205
Principal Financial Group, Inc.	173,537	12,520,694
Progressive Corp.	433,020	50,321,254
Prudential Financial, Inc.	276,020	23,676,996
Travelers Cos., Inc.	176,115	26,980,818
W R Berkley Corp.	154,320	9,965,986
Willis Towers Watson PLC	82,333	16,543,993
		412,412,385
INTERACTIVE MEDIA & SERVICES — 0.2%
Match Group, Inc. (a)	211,502	10,099,220
Twitter, Inc. (a)	259,639	11,382,574
		21,481,794
INTERNET & DIRECT MARKETING RETAIL — 0.0% (d)
eBay, Inc.	95,094	3,500,410
IT SERVICES — 5.2%
Accenture PLC Class A	196,911	50,665,200
Akamai Technologies, Inc. (a)	69,763	5,603,364
Automatic Data Processing, Inc.	145,492	32,908,836
Broadridge Financial Solutions, Inc.	48,608	7,015,107
Cognizant Technology Solutions Corp. Class A	388,188	22,297,519
DXC Technology Co. (a)	170,639	4,177,243
Fidelity National Information Services, Inc.	451,851	34,146,380
Fiserv, Inc. (a)	474,997	44,445,469
FleetCor Technologies, Inc. (a)	57,166	10,070,934
Global Payments, Inc.	205,775	22,233,989
International Business Machines Corp.	670,683	79,683,847
Jack Henry & Associates, Inc.	54,734	9,976,366
Mastercard, Inc. Class A	335,670	95,444,408
Paychex, Inc.	111,713	12,535,316

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
PayPal Holdings, Inc. (a)	394,718	$33,973,378
VeriSign, Inc. (a)	37,602	6,531,467
Visa, Inc. Class A	691,989	122,931,846
		594,640,669
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	95,747	6,455,263
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	89,125	10,833,144
Bio-Rad Laboratories, Inc. Class A (a)	7,115	2,967,951
Danaher Corp.	155,607	40,191,732
Illumina, Inc. (a)	59,356	11,324,531
IQVIA Holdings, Inc. (a)	37,858	6,857,598
Mettler-Toledo International, Inc. (a)	6,315	6,846,218
Waters Corp. (a)	11,685	3,149,458
		82,170,632
MACHINERY — 2.5%
Caterpillar, Inc.	392,027	64,323,790
Cummins, Inc.	105,100	21,388,901
Deere & Co.	111,283	37,156,281
Dover Corp.	57,078	6,654,153
Fortive Corp.	265,336	15,469,089
IDEX Corp.	32,920	6,579,062
Illinois Tool Works, Inc.	124,553	22,500,499
Ingersoll Rand, Inc.	299,657	12,963,162
Nordson Corp.	16,004	3,397,169
Otis Worldwide Corp.	188,655	12,036,189
PACCAR, Inc.	257,430	21,544,317
Parker-Hannifin Corp.	95,042	23,029,627
Pentair PLC	50,980	2,071,317
Snap-on, Inc.	39,373	7,927,754
Stanley Black & Decker, Inc.	111,555	8,390,051
Westinghouse Air Brake Technologies Corp.	134,917	10,975,498
Xylem, Inc.	77,949	6,809,625
		283,216,484
MEDIA — 1.4%
Charter Communications, Inc. Class A (a)	82,337	24,976,929
Comcast Corp. Class A	3,270,140	95,913,206
DISH Network Corp. Class A (a)	182,654	2,526,105
Fox Corp. Class A	226,886	6,960,862
Fox Corp. Class B	107,671	3,068,624
Interpublic Group of Cos., Inc.	290,749	7,443,174
News Corp. Class A	287,811	4,348,824
News Corp. Class B	89,287	1,376,806
Omnicom Group, Inc. (b)	151,960	9,587,156
Paramount Global Class B	374,992	7,139,848
		163,341,534
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	593,828	16,229,319
Newmont Corp.	588,398	24,730,368
Security Description	Shares	Value
Nucor Corp.	89,244	$9,548,216
		50,507,903
MULTI-UTILITIES — 1.8%
Ameren Corp.	191,181	15,399,629
CenterPoint Energy, Inc.	463,109	13,050,412
CMS Energy Corp.	213,476	12,432,842
Consolidated Edison, Inc.	262,408	22,504,110
Dominion Energy, Inc.	618,133	42,719,172
DTE Energy Co.	142,755	16,423,963
NiSource, Inc.	300,940	7,580,679
Public Service Enterprise Group, Inc.	369,117	20,755,449
Sempra Energy	232,150	34,808,571
WEC Energy Group, Inc.	233,143	20,849,978
		206,524,805
MULTILINE RETAIL — 0.7%
Dollar General Corp.	169,367	40,624,369
Dollar Tree, Inc. (a)	156,740	21,332,314
Target Corp.	153,659	22,801,459
		84,758,142
OIL, GAS & CONSUMABLE FUELS — 7.2%
APA Corp.	112,422	3,843,708
Chevron Corp.	1,337,267	192,125,150
ConocoPhillips	945,334	96,745,481
Coterra Energy, Inc.	599,430	15,657,112
EOG Resources, Inc.	233,540	26,093,424
EQT Corp.	274,200	11,173,650
Exxon Mobil Corp.	3,094,748	270,202,448
Hess Corp.	58,620	6,388,994
Kinder Morgan, Inc.	1,472,284	24,498,806
Marathon Oil Corp.	503,174	11,361,669
Marathon Petroleum Corp.	370,260	36,777,926
Occidental Petroleum Corp.	326,519	20,064,592
ONEOK, Inc.	187,374	9,601,044
Phillips 66	355,680	28,710,489
Pioneer Natural Resources Co.	77,945	16,877,431
Valero Energy Corp.	292,589	31,263,135
Williams Cos., Inc.	901,814	25,818,935
		827,203,994
PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	70,259	15,168,918
PHARMACEUTICALS — 6.2%
Bristol-Myers Squibb Co.	1,585,601	112,720,375
Catalent, Inc. (a)	52,720	3,814,819
Johnson & Johnson	1,952,346	318,935,242
Merck & Co., Inc.	1,881,147	162,004,380
Organon & Co.	185,765	4,346,901
Pfizer, Inc.	1,910,996	83,625,185
Viatris, Inc.	890,594	7,587,861
Zoetis, Inc.	118,955	17,639,837
		710,674,600
PROFESSIONAL SERVICES — 0.4%
CoStar Group, Inc. (a)	147,022	10,240,082

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Jacobs Solutions, Inc.	53,406	$5,794,017
Leidos Holdings, Inc.	100,912	8,826,773
Nielsen Holdings PLC	262,546	7,277,775
Robert Half International, Inc.	26,151	2,000,551
Verisk Analytics, Inc.	57,935	9,879,656
		44,018,854
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	123,214	8,318,177
ROAD & RAIL — 1.2%
CSX Corp.	1,590,054	42,359,039
JB Hunt Transport Services, Inc.	25,284	3,954,923
Norfolk Southern Corp.	174,411	36,565,266
Union Pacific Corp.	274,321	53,443,217
		136,322,445
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Analog Devices, Inc.	387,589	54,006,651
Broadcom, Inc.	128,924	57,243,545
Intel Corp.	3,048,976	78,572,112
Microchip Technology, Inc.	214,038	13,062,739
Micron Technology, Inc.	818,914	41,027,591
NXP Semiconductors NV	72,844	10,745,218
ON Semiconductor Corp. (a)	77,076	4,804,147
Qorvo, Inc. (a)	41,090	3,262,957
Skyworks Solutions, Inc.	64,222	5,476,210
SolarEdge Technologies, Inc. (a)	10,238	2,369,688
Texas Instruments, Inc.	345,933	53,543,510
		324,114,368
SOFTWARE — 1.1%
ANSYS, Inc. (a)	24,560	5,444,952
Autodesk, Inc. (a)	58,235	10,878,298
Ceridian HCM Holding, Inc. (a)	58,922	3,292,561
Citrix Systems, Inc. (a)	91,371	9,502,584
NortonLifeLock, Inc.	429,016	8,640,382
Paycom Software, Inc. (a)	9,015	2,974,860
PTC, Inc. (a)	38,690	4,046,974
Roper Technologies, Inc.	78,354	28,179,233
Salesforce, Inc. (a)	286,609	41,225,839
Synopsys, Inc. (a)	37,190	11,361,917
Tyler Technologies, Inc. (a)	11,630	4,041,425
		129,589,025
SPECIALTY RETAIL — 1.3%
Advance Auto Parts, Inc.	24,118	3,770,608
Bath & Body Works, Inc.	58,684	1,913,098
Best Buy Co., Inc.	149,761	9,485,862
CarMax, Inc. (a)	56,421	3,724,914
Home Depot, Inc.	183,455	50,622,573
Ross Stores, Inc.	261,046	21,998,347
TJX Cos., Inc.	867,802	53,907,860
Ulta Beauty, Inc. (a)	17,022	6,829,056
		152,252,318
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Hewlett Packard Enterprise Co.	963,706	$11,545,198
HP, Inc.	337,897	8,420,393
NetApp, Inc.	47,429	2,933,484
Seagate Technology Holdings PLC	40,457	2,153,526
Western Digital Corp. (a)	231,599	7,538,547
		32,591,148
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
NIKE, Inc. Class B	433,084	35,997,942
Ralph Lauren Corp.	31,791	2,700,010
Tapestry, Inc.	186,019	5,288,520
VF Corp.	240,005	7,178,549
		51,165,021
TOBACCO — 1.3%
Altria Group, Inc.	1,340,529	54,130,561
Philip Morris International, Inc.	1,147,701	95,270,660
		149,401,221
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	220,678	10,160,015
United Rentals, Inc. (a)	21,445	5,792,723
W.W. Grainger, Inc.	33,593	16,433,360
		32,386,098
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	134,260	17,475,282
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile US, Inc. (a)	446,987	59,972,246
TOTAL COMMON STOCKS (Cost $13,296,153,701)		11,519,723,656
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (e) (f)	11,902,390	11,904,770
State Street Navigator Securities Lending Portfolio II (c) (g)	17,354,345	17,354,345
TOTAL SHORT-TERM INVESTMENTS (Cost $29,258,218)		29,259,115
TOTAL INVESTMENTS — 100.2% (Cost $13,325,411,919)		11,548,982,771
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(23,275,159)
NET ASSETS — 100.0%		$11,525,707,612
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,510,221,072	$9,502,584	$—	$11,519,723,656
Short-Term Investments	29,259,115	—	—	29,259,115
TOTAL INVESTMENTS	$11,539,480,187	$9,502,584	$—	$11,548,982,771

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Corp.	273,716	$16,874,591	$1,031,554	$1,141,127	$45,148	$(283,832)	271,770	$16,526,334	$171,189
State Street Institutional Liquid Reserves Fund, Premier Class	10,884,249	10,883,160	102,917,762	101,900,341	3,102	1,087	11,902,390	11,904,770	99,945
State Street Navigator Securities Lending Portfolio II	10,551,864	10,551,864	535,070,600	528,268,119	—	—	17,354,345	17,354,345	7,865
Total		$38,309,615	$639,019,916	$631,309,587	$48,250	$(282,745)		$45,785,449	$278,999
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 1.3%
AAR Corp. (a)	160,307	$5,742,197
Aerojet Rocketdyne Holdings, Inc. (a)	363,599	14,540,324
AeroVironment, Inc. (a) (b)	120,375	10,034,460
Kaman Corp.	133,180	3,719,717
Moog, Inc. Class A	139,477	9,812,207
National Presto Industries, Inc.	23,835	1,550,467
Park Aerospace Corp.	94,416	1,042,353
Triumph Group, Inc. (a)	315,336	2,708,736
		49,150,461
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a) (b)	124,068	11,857,179
Forward Air Corp.	129,303	11,670,889
Hub Group, Inc. Class A (a)	163,665	11,289,611
		34,817,679
AIRLINES — 0.4%
Allegiant Travel Co. (a)	73,778	5,384,319
Hawaiian Holdings, Inc. (a)	244,062	3,209,415
SkyWest, Inc. (a)	242,411	3,941,603
Sun Country Airlines Holdings, Inc. (a) (b)	151,758	2,065,426
		14,600,763
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	544,987	3,722,261
Dorman Products, Inc. (a)	136,189	11,183,841
Gentherm, Inc. (a)	158,584	7,886,382
LCI Industries (b)	122,498	12,428,647
Motorcar Parts of America, Inc. (a) (b)	94,104	1,432,263
Patrick Industries, Inc.	103,536	4,539,018
Standard Motor Products, Inc.	89,125	2,896,563
XPEL, Inc. (a) (b)	94,364	6,080,816
		50,169,791
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	152,958	8,138,895
BANKS — 10.7%
Allegiance Bancshares, Inc.	90,316	3,759,855
Ameris Bancorp	313,928	14,035,721
Banc of California, Inc.	268,648	4,290,309
BancFirst Corp.	83,717	7,490,160
Bancorp, Inc. (a)	270,082	5,936,402
BankUnited, Inc.	375,248	12,822,224
Banner Corp.	164,621	9,725,809
Berkshire Hills Bancorp, Inc.	220,460	6,018,558
Brookline Bancorp, Inc.	369,299	4,302,333
CBTX, Inc.	87,000	2,544,750
Central Pacific Financial Corp.	130,962	2,709,604
City Holding Co.	71,263	6,320,315
Security Description	Shares	Value
Columbia Banking System, Inc. (b)	377,742	$10,912,966
Community Bank System, Inc.	258,694	15,542,336
Customers Bancorp, Inc. (a)	146,689	4,324,392
CVB Financial Corp.	632,810	16,022,749
Dime Community Bancshares, Inc.	155,738	4,560,009
Eagle Bancorp, Inc.	154,468	6,923,256
FB Financial Corp.	168,806	6,450,077
First BanCorp (c)	905,221	12,383,423
First BanCorp (c)	168,993	6,181,764
First Commonwealth Financial Corp.	449,612	5,773,018
First Financial Bancorp	456,864	9,630,693
First Hawaiian, Inc.	614,943	15,146,046
Hanmi Financial Corp.	144,883	3,430,829
Heritage Financial Corp.	169,796	4,494,500
Hilltop Holdings, Inc.	220,765	5,486,010
HomeStreet, Inc.	85,638	2,467,231
Hope Bancorp, Inc.	575,317	7,272,007
Independent Bank Corp.	220,994	16,470,683
Independent Bank Group, Inc.	170,466	10,464,908
Lakeland Financial Corp. (b)	122,104	8,890,392
National Bank Holdings Corp. Class A	144,310	5,338,027
NBT Bancorp, Inc.	204,839	7,773,640
OFG Bancorp	229,031	5,755,549
Pacific Premier Bancorp, Inc.	457,284	14,157,513
Park National Corp. (b)	69,676	8,673,268
Pathward Financial, Inc.	139,221	4,588,724
Preferred Bank	64,901	4,233,492
Renasant Corp.	269,434	8,427,896
S&T Bancorp, Inc.	188,545	5,526,254
Seacoast Banking Corp. of Florida	293,830	8,882,481
ServisFirst Bancshares, Inc.	234,414	18,753,120
Simmons First National Corp. Class A	616,640	13,436,586
Southside Bancshares, Inc.	146,871	5,193,359
Tompkins Financial Corp.	60,729	4,410,140
Triumph Bancorp, Inc. (a)	110,744	6,018,936
Trustmark Corp.	294,672	9,025,803
United Community Banks, Inc.	510,117	16,884,873
Veritex Holdings, Inc.	257,934	6,858,465
Westamerica BanCorp	129,631	6,778,405
		413,499,860
BEVERAGES — 0.3%
MGP Ingredients, Inc. (b)	74,120	7,868,579
National Beverage Corp.	111,896	4,312,472
		12,181,051
BIOTECHNOLOGY — 3.0%
Anika Therapeutics, Inc. (a)	71,152	1,693,418
Arcus Biosciences, Inc. (a)	250,164	6,544,290
Avid Bioservices, Inc. (a) (b)	298,281	5,703,133

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Catalyst Pharmaceuticals, Inc. (a)	455,510	$5,844,193
Coherus Biosciences, Inc. (a) (b)	310,351	2,982,473
Cytokinetics, Inc. (a) (b)	451,659	21,882,879
Dynavax Technologies Corp. (a) (b)	564,572	5,894,132
Eagle Pharmaceuticals, Inc. (a)	50,470	1,333,417
Emergent BioSolutions, Inc. (a)	212,748	4,465,581
Enanta Pharmaceuticals, Inc. (a)	93,799	4,865,354
Ironwood Pharmaceuticals, Inc. (a)	641,991	6,651,027
iTeos Therapeutics, Inc. (a)	118,209	2,251,881
Ligand Pharmaceuticals, Inc. (a)	77,208	6,648,381
Myriad Genetics, Inc. (a)	385,582	7,356,905
Organogenesis Holdings, Inc. (a)	308,162	998,445
REGENXBIO, Inc. (a)	181,076	4,785,839
uniQure NV (a) (b)	197,996	3,714,405
Vanda Pharmaceuticals, Inc. (a)	273,946	2,706,586
Vericel Corp. (a) (b)	226,402	5,252,526
Vir Biotechnology, Inc. (a)	362,619	6,991,294
Xencor, Inc. (a)	287,446	7,467,847
		116,034,006
BUILDING PRODUCTS — 2.0%
AAON, Inc.	202,196	10,894,321
American Woodmark Corp. (a)	78,883	3,459,808
Apogee Enterprises, Inc.	107,311	4,101,426
Gibraltar Industries, Inc. (a)	152,329	6,234,826
Griffon Corp.	228,117	6,734,014
Insteel Industries, Inc.	92,317	2,449,170
PGT Innovations, Inc. (a)	287,598	6,028,054
Quanex Building Products Corp.	158,029	2,869,807
Resideo Technologies, Inc. (a)	701,504	13,370,666
UFP Industries, Inc.	295,585	21,329,414
		77,471,506
CAPITAL MARKETS — 0.9%
B Riley Financial, Inc. (b)	76,307	3,397,188
Blucora, Inc. (a)	228,423	4,417,701
Brightsphere Investment Group, Inc.	156,035	2,326,482
Donnelley Financial Solutions, Inc. (a)	123,103	4,551,118
Piper Sandler Cos.	65,983	6,911,059
StoneX Group, Inc. (a)	82,680	6,857,479
Virtus Investment Partners, Inc.	32,907	5,249,324
WisdomTree Investments, Inc. (b)	528,501	2,473,385
		36,183,736
CHEMICALS — 3.2%
AdvanSix, Inc.	135,757	4,357,800
American Vanguard Corp.	139,879	2,615,737
Balchem Corp.	154,091	18,734,384
FutureFuel Corp.	129,092	779,716
Security Description	Shares	Value
Hawkins, Inc.	90,687	$3,535,886
HB Fuller Co.	256,012	15,386,321
Innospec, Inc.	119,330	10,223,001
Koppers Holdings, Inc.	99,644	2,070,602
Livent Corp. (a) (b)	860,157	26,363,812
Mativ Holdings, Inc.	262,462	5,795,161
Minerals Technologies, Inc.	156,966	7,755,690
Quaker Chemical Corp. (b)	65,238	9,419,062
Rayonier Advanced Materials, Inc. (a)	313,151	986,426
Stepan Co.	102,031	9,557,244
Tredegar Corp. (b)	118,980	1,123,171
Trinseo PLC	168,431	3,085,656
		121,789,669
COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc.	321,564	12,293,392
Brady Corp. Class A	224,817	9,381,613
CoreCivic, Inc. REIT (a)	566,370	5,006,711
Deluxe Corp.	204,861	3,410,936
Harsco Corp. (a)	386,693	1,446,232
Healthcare Services Group, Inc.	358,136	4,329,864
HNI Corp.	199,014	5,275,861
Interface, Inc.	278,162	2,500,676
KAR Auction Services, Inc. (a)	557,798	6,230,604
Matthews International Corp. Class A	146,558	3,284,365
Pitney Bowes, Inc.	770,738	1,795,819
UniFirst Corp.	72,686	12,227,966
Viad Corp. (a)	100,044	3,159,389
		70,343,428
COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN Holdings, Inc.	339,257	6,642,652
Clearfield, Inc. (a) (b)	54,848	5,739,295
Comtech Telecommunications Corp.	129,318	1,294,473
Digi International, Inc. (a)	168,973	5,841,397
Extreme Networks, Inc. (a)	622,431	8,135,173
Harmonic, Inc. (a)	504,153	6,589,280
NETGEAR, Inc. (a)	138,584	2,777,223
NetScout Systems, Inc. (a)	326,972	10,240,763
Viavi Solutions, Inc. (a)	1,097,098	14,317,129
		61,577,385
CONSTRUCTION & ENGINEERING — 1.3%
Arcosa, Inc.	232,826	13,312,991
Comfort Systems USA, Inc.	172,281	16,768,110
Granite Construction, Inc. (b)	212,293	5,390,119
MYR Group, Inc. (a)	80,176	6,793,312
NV5 Global, Inc. (a)	59,856	7,411,370
		49,675,902
CONSUMER FINANCE — 0.7%
Encore Capital Group, Inc. (a) (b)	115,030	5,231,564
Enova International, Inc. (a)	154,164	4,512,380
EZCORP, Inc. Class A (a)	253,064	1,951,124

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Green Dot Corp. Class A (a)	230,378	$4,372,575
LendingTree, Inc. (a)	52,990	1,264,341
PRA Group, Inc. (a)	187,669	6,166,803
Prog Holdings, Inc. (a)	243,024	3,640,500
World Acceptance Corp. (a) (b)	17,599	1,703,935
		28,843,222
CONTAINERS & PACKAGING — 0.3%
Myers Industries, Inc.	176,879	2,913,197
O-I Glass, Inc. (a)	749,810	9,710,040
		12,623,237
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a) (b)	216,192	7,880,198
Frontdoor, Inc. (a)	392,410	8,001,240
Mister Car Wash, Inc. (a)	378,500	3,247,530
Perdoceo Education Corp. (a)	321,921	3,315,786
Strategic Education, Inc.	107,944	6,628,841
Stride, Inc. (a) (b)	195,627	8,222,203
WW International, Inc. (a)	259,394	1,019,419
		38,315,217
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	51,116	1,971,544
Cogent Communications Holdings, Inc.	205,406	10,713,977
Consolidated Communications Holdings, Inc. (a)	349,614	1,454,394
		14,139,915
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	118,797	4,337,278
Encore Wire Corp.	92,114	10,642,852
Powell Industries, Inc.	44,524	938,566
		15,918,696
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Advanced Energy Industries, Inc.	179,895	13,925,672
Arlo Technologies, Inc. (a)	429,003	1,990,574
Badger Meter, Inc.	140,931	13,020,615
Benchmark Electronics, Inc.	168,444	4,174,042
CTS Corp.	152,991	6,372,075
ePlus, Inc. (a)	128,319	5,330,371
Fabrinet (a)	177,178	16,911,640
FARO Technologies, Inc. (a)	88,833	2,437,578
Insight Enterprises, Inc. (a) (b)	147,020	12,115,918
Itron, Inc. (a)	216,063	9,098,413
Knowles Corp. (a)	437,298	5,321,917
Methode Electronics, Inc.	176,455	6,555,303
OSI Systems, Inc. (a)	75,637	5,450,402
PC Connection, Inc.	53,604	2,417,004
Plexus Corp. (a)	133,425	11,682,693
Rogers Corp. (a)	89,893	21,743,319
Sanmina Corp. (a)	278,318	12,824,894
ScanSource, Inc. (a)	122,083	3,224,212
Security Description	Shares	Value
TTM Technologies, Inc. (a)	489,444	$6,450,872
		161,047,514
ENERGY EQUIPMENT & SERVICES — 1.7%
Archrock, Inc.	644,516	4,137,793
Bristow Group, Inc. (a)	112,963	2,653,501
Core Laboratories NV (b)	219,912	2,964,414
DMC Global, Inc. (a)	89,340	1,427,653
Dril-Quip, Inc. (a)	166,968	3,259,215
Helix Energy Solutions Group, Inc. (a)	690,982	2,667,191
Helmerich & Payne, Inc.	504,953	18,668,112
Nabors Industries, Ltd. (a)	42,919	4,354,133
Oceaneering International, Inc. (a)	484,666	3,857,941
Oil States International, Inc. (a)	306,544	1,192,456
Patterson-UTI Energy, Inc.	1,044,057	12,194,586
ProPetro Holding Corp. (a)	415,709	3,346,457
RPC, Inc.	400,734	2,777,087
US Silica Holdings, Inc. (a)	359,575	3,937,346
		67,437,885
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	516,717	6,257,443
Marcus Corp. (b)	117,637	1,633,978
		7,891,421
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.4%
Acadia Realty Trust REIT	453,142	5,718,652
Agree Realty Corp. REIT (b)	383,051	25,886,587
Alexander & Baldwin, Inc. REIT (a)	348,870	5,784,265
American Assets Trust, Inc. REIT	250,632	6,446,255
Armada Hoffler Properties, Inc. REIT	321,553	3,337,720
Brandywine Realty Trust REIT	818,757	5,526,610
CareTrust REIT, Inc.	467,269	8,462,242
Centerspace REIT	73,989	4,980,939
Chatham Lodging Trust REIT (a) (b)	237,198	2,341,144
Community Healthcare Trust, Inc. REIT	111,825	3,662,269
DiamondRock Hospitality Co. REIT	1,008,485	7,573,722
Diversified Healthcare Trust REIT	1,164,136	1,152,611
Easterly Government Properties, Inc. REIT	433,974	6,843,770
Essential Properties Realty Trust, Inc. REIT	675,845	13,145,185
Four Corners Property Trust, Inc. REIT	392,977	9,506,114
Franklin Street Properties Corp. REIT	427,057	1,123,160
GEO Group, Inc. REIT (a) (b)	597,514	4,600,858
Getty Realty Corp. REIT	199,597	5,367,163
Global Net Lease, Inc. REIT	499,306	5,317,609

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Hersha Hospitality Trust Class A REIT	160,006	$1,276,848
Hudson Pacific Properties, Inc. REIT	620,708	6,796,753
Industrial Logistics Properties Trust REIT	316,342	1,739,881
Innovative Industrial Properties, Inc. REIT (b)	134,730	11,923,605
iStar, Inc. REIT	401,311	3,716,140
LTC Properties, Inc. REIT	193,314	7,239,609
LXP Industrial Trust REIT	1,347,806	12,345,903
NexPoint Residential Trust, Inc. REIT	109,923	5,079,542
Office Properties Income Trust REIT	232,162	3,261,876
Orion Office REIT, Inc.	267,720	2,342,550
Outfront Media, Inc. REIT	703,012	10,678,752
Retail Opportunity Investments Corp. REIT	599,709	8,251,996
RPT Realty REIT	412,136	3,115,748
Safehold, Inc. REIT (b)	83,895	2,219,862
Saul Centers, Inc. REIT	61,615	2,310,562
Service Properties Trust REIT	792,024	4,110,605
SITE Centers Corp. REIT	888,427	9,515,053
Summit Hotel Properties, Inc. REIT	512,079	3,441,171
Sunstone Hotel Investors, Inc. REIT	1,022,340	9,630,443
Tanger Factory Outlet Centers, Inc. REIT	502,597	6,875,527
Uniti Group, Inc. REIT	1,142,481	7,940,243
Universal Health Realty Income Trust REIT	60,086	2,596,316
Urban Edge Properties REIT	565,586	7,544,917
Urstadt Biddle Properties, Inc. Class A REIT	146,942	2,279,070
Veris Residential, Inc. REIT (a)	380,006	4,320,668
Washington Real Estate Investment Trust	419,869	7,372,900
Whitestone REIT	224,827	1,902,036
Xenia Hotels & Resorts, Inc. REIT	546,696	7,538,938
		284,144,389
FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	152,930	4,745,418
Chefs' Warehouse, Inc. (a)	159,358	4,616,601
PriceSmart, Inc.	120,676	6,949,731
SpartanNash Co.	174,753	5,071,332
United Natural Foods, Inc. (a)	280,711	9,648,037
		31,031,119
FOOD PRODUCTS — 2.2%
B&G Foods, Inc.	345,139	5,691,342
Calavo Growers, Inc.	84,106	2,670,366
Cal-Maine Foods, Inc.	181,941	10,114,100
Fresh Del Monte Produce, Inc.	147,392	3,425,390
Hain Celestial Group, Inc. (a)	430,100	7,260,088
Security Description	Shares	Value
Hostess Brands, Inc. (a)	657,302	$15,275,698
J & J Snack Foods Corp.	72,118	9,337,117
John B Sanfilippo & Son, Inc.	42,721	3,235,261
Seneca Foods Corp. Class A (a)	27,004	1,362,082
Simply Good Foods Co. (a)	410,845	13,142,932
Tootsie Roll Industries, Inc. (b)	84,209	2,802,476
TreeHouse Foods, Inc. (a)	242,873	10,302,673
		84,619,525
GAS UTILITIES — 0.9%
Chesapeake Utilities Corp.	85,454	9,860,537
Northwest Natural Holding Co. (b)	166,135	7,206,936
South Jersey Industries, Inc.	587,438	19,632,178
		36,699,651
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
AngioDynamics, Inc. (a)	185,377	3,792,813
Artivion, Inc. (a)	193,103	2,672,546
Avanos Medical, Inc. (a)	223,834	4,875,105
BioLife Solutions, Inc. (a)	164,133	3,734,026
Cardiovascular Systems, Inc. (a)	197,961	2,743,740
CONMED Corp. (b)	146,659	11,757,652
Cutera, Inc. (a) (b)	85,829	3,913,802
Embecta Corp.	278,320	8,012,833
Glaukos Corp. (a)	229,160	12,200,478
Heska Corp. (a)	48,989	3,572,278
Inogen, Inc. (a)	110,096	2,673,131
Integer Holdings Corp. (a)	159,184	9,906,020
Lantheus Holdings, Inc. (a)	329,780	23,193,427
LeMaitre Vascular, Inc. (b)	92,620	4,693,982
Meridian Bioscience, Inc. (a)	210,014	6,621,742
Merit Medical Systems, Inc. (a)	273,347	15,446,839
Mesa Laboratories, Inc. (b)	24,111	3,395,552
OraSure Technologies, Inc. (a)	355,684	1,348,042
Orthofix Medical, Inc. (a)	95,992	1,834,407
Surmodics, Inc. (a)	68,593	2,085,227
Varex Imaging Corp. (a) (b)	189,910	4,014,697
Zimvie, Inc. (a)	101,896	1,005,714
Zynex, Inc. (b)	107,802	977,764
		134,471,817
HEALTH CARE PROVIDERS & SERVICES — 3.7%
AdaptHealth Corp. (a) (b)	369,196	6,933,501
Addus HomeCare Corp. (a)	77,216	7,354,052
AMN Healthcare Services, Inc. (a)	207,572	21,994,329
Apollo Medical Holdings, Inc. (a) (b)	189,239	7,380,321
Community Health Systems, Inc. (a)	606,378	1,303,713
CorVel Corp. (a)	44,395	6,145,600
Covetrus, Inc. (a)	504,498	10,533,918
Cross Country Healthcare, Inc. (a)	173,182	4,913,173
Enhabit, Inc. (a)	235,852	3,311,362
Ensign Group, Inc.	265,214	21,084,513

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Fulgent Genetics, Inc. (a) (b)	96,722	$3,687,043
Hanger, Inc. (a)	179,227	3,355,129
Joint Corp. (a)	70,226	1,103,250
ModivCare, Inc. (a)	60,325	6,013,196
Owens & Minor, Inc. (b)	366,356	8,829,180
Pediatrix Medical Group, Inc. (a)	406,174	6,705,933
Pennant Group, Inc. (a)	131,600	1,369,956
RadNet, Inc. (a)	228,729	4,654,635
Select Medical Holdings Corp.	497,152	10,987,059
US Physical Therapy, Inc.	62,393	4,743,116
		142,402,979
HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a) (b)	533,564	8,126,180
Computer Programs & Systems, Inc. (a)	71,288	1,987,509
HealthStream, Inc. (a)	114,196	2,427,807
NextGen Healthcare, Inc. (a)	265,304	4,695,881
OptimizeRx Corp. (a)	84,050	1,245,621
Simulations Plus, Inc. (b)	77,518	3,762,724
		22,245,722
HOTELS, RESTAURANTS & LEISURE — 1.8%
BJ's Restaurants, Inc. (a)	113,557	2,708,334
Bloomin' Brands, Inc.	430,056	7,882,927
Brinker International, Inc. (a)	212,204	5,300,856
Cheesecake Factory, Inc. (b)	233,861	6,847,450
Chuy's Holdings, Inc. (a)	91,012	2,109,658
Dave & Buster's Entertainment, Inc. (a)	205,000	6,361,150
Dine Brands Global, Inc.	75,539	4,801,259
El Pollo Loco Holdings, Inc. (a)	95,261	849,728
Golden Entertainment, Inc. (a)	105,649	3,686,094
Jack in the Box, Inc. (b)	101,396	7,510,402
Monarch Casino & Resort, Inc. (a)	62,867	3,529,353
Ruth's Hospitality Group, Inc.	145,873	2,459,419
Shake Shack, Inc. Class A (a)	179,699	8,082,861
Six Flags Entertainment Corp. (a) (b)	356,139	6,303,660
		68,433,151
HOUSEHOLD DURABLES — 2.4%
Cavco Industries, Inc. (a)	39,807	8,190,688
Century Communities, Inc.	137,880	5,898,506
Ethan Allen Interiors, Inc. (b)	108,370	2,290,942
Green Brick Partners, Inc. (a)	130,772	2,795,905
Installed Building Products, Inc.	112,273	9,092,990
iRobot Corp. (a)	130,186	7,333,377
La-Z-Boy, Inc.	209,216	4,722,005
LGI Homes, Inc. (a)	98,588	8,022,106
M/I Homes, Inc. (a)	133,724	4,844,821
MDC Holdings, Inc.	274,115	7,516,233
Meritage Homes Corp. (a)	176,087	12,373,634
Sonos, Inc. (a) (b)	612,805	8,517,990
Tri Pointe Homes, Inc. (a)	489,410	7,394,985
Tupperware Brands Corp. (a)	186,291	1,220,206
Security Description	Shares	Value
Universal Electronics, Inc. (a)	57,910	$1,139,090
		91,353,478
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	47,632	1,716,657
Central Garden & Pet Co. Class A (a)	199,638	6,819,634
WD-40 Co. (b)	65,594	11,527,490
		20,063,781
INSURANCE — 2.8%
Ambac Financial Group, Inc. (a)	219,083	2,793,308
American Equity Investment Life Holding Co.	341,789	12,745,312
AMERISAFE, Inc.	93,364	4,362,900
Assured Guaranty, Ltd.	298,148	14,445,271
Employers Holdings, Inc.	131,458	4,533,986
Genworth Financial, Inc. Class A (a)	2,425,640	8,489,740
HCI Group, Inc. (b)	34,393	1,348,206
Horace Mann Educators Corp.	196,925	6,949,483
James River Group Holdings, Ltd.	180,941	4,127,264
Mercury General Corp.	127,984	3,637,305
Palomar Holdings, Inc. (a)	121,538	10,175,161
ProAssurance Corp.	257,265	5,019,240
Safety Insurance Group, Inc.	70,938	5,785,703
Selectquote, Inc. (a) (b)	606,693	442,886
SiriusPoint, Ltd. (a)	404,889	2,004,201
Stewart Information Services Corp.	130,095	5,677,346
Trupanion, Inc. (a) (b)	168,107	9,990,599
United Fire Group, Inc.	105,187	3,022,022
Universal Insurance Holdings, Inc.	136,616	1,345,668
		106,895,601
INTERACTIVE MEDIA & SERVICES — 0.5%
Actua Corp. (a)	2,667	133
Cars.com, Inc. (a)	303,963	3,495,575
QuinStreet, Inc. (a)	243,506	2,556,813
Yelp, Inc. (a)	338,395	11,474,974
		17,527,495
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Liquidity Services, Inc. (a)	131,071	2,131,215
PetMed Express, Inc. (b)	102,193	1,994,807
Shutterstock, Inc.	116,055	5,822,479
		9,948,501
IT SERVICES — 0.9%
CSG Systems International, Inc.	154,526	8,171,335
EVERTEC, Inc.	316,670	9,927,605
Perficient, Inc. (a)	166,612	10,833,112
TTEC Holdings, Inc. (b)	88,736	3,931,892
Unisys Corp. (a)	327,193	2,470,307
		35,334,251

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc. (b)	85,337	$4,334,266
Vista Outdoor, Inc. (a)	272,026	6,615,672
		10,949,938
LIFE SCIENCES TOOLS & SERVICES — 0.1%
NeoGenomics, Inc. (a)	603,416	5,195,412
MACHINERY — 4.5%
Alamo Group, Inc.	49,625	6,067,649
Albany International Corp. Class A	149,773	11,806,606
Astec Industries, Inc.	108,691	3,390,072
Barnes Group, Inc.	243,222	7,024,251
CIRCOR International, Inc. (a)	98,700	1,627,563
Enerpac Tool Group Corp.	279,949	4,991,491
EnPro Industries, Inc.	100,155	8,511,172
ESCO Technologies, Inc.	124,465	9,140,710
Federal Signal Corp.	291,951	10,895,611
Franklin Electric Co., Inc.	187,280	15,302,649
Greenbrier Cos., Inc.	157,629	3,825,656
Hillenbrand, Inc.	334,467	12,281,628
John Bean Technologies Corp.	153,175	13,173,050
Lindsay Corp.	52,493	7,521,197
Mueller Industries, Inc.	272,970	16,225,337
Proto Labs, Inc. (a)	133,036	4,846,501
SPX Technologies, Inc. (a)	217,736	12,023,382
Standex International Corp.	57,310	4,679,361
Tennant Co.	89,835	5,081,068
Titan International, Inc. (a)	241,350	2,929,989
Trinity Industries, Inc.	394,935	8,431,862
Wabash National Corp.	232,438	3,616,735
		173,393,540
MARINE — 0.3%
Matson, Inc.	187,724	11,548,780
MEDIA — 0.6%
AMC Networks, Inc. Class A (a) (b)	134,670	2,733,801
EW Scripps Co. Class A (a)	279,990	3,155,487
Gannett Co., Inc. (a)	680,906	1,041,786
Scholastic Corp.	145,022	4,460,877
TechTarget, Inc. (a)	129,004	7,637,037
Thryv Holdings, Inc. (a)	147,606	3,369,845
		22,398,833
METALS & MINING — 1.8%
Arconic Corp. (a)	494,390	8,424,406
ATI, Inc. (a) (b)	625,537	16,645,540
Carpenter Technology Corp.	232,478	7,239,365
Century Aluminum Co. (a) (b)	245,092	1,294,086
Compass Minerals International, Inc.	163,914	6,315,606
Ferroglobe PLC (a) (d)	5,429	—
Haynes International, Inc.	58,763	2,063,756
Kaiser Aluminum Corp.	76,919	4,718,981
Materion Corp.	98,853	7,908,240
Olympic Steel, Inc.	45,663	1,041,573
Security Description	Shares	Value
SunCoke Energy, Inc.	404,691	$2,351,255
TimkenSteel Corp. (a) (b)	195,193	2,925,943
Warrior Met Coal, Inc.	248,694	7,072,857
		68,001,608
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc. REIT	622,881	5,169,912
ARMOUR Residential REIT, Inc. (b)	552,019	2,688,332
Ellington Financial, Inc. REIT (b)	272,842	3,102,214
Franklin BSP Realty Trust, Inc. REIT	405,356	4,365,684
Granite Point Mortgage Trust, Inc. REIT	252,122	1,623,666
Invesco Mortgage Capital, Inc. REIT (b)	157,697	1,750,437
KKR Real Estate Finance Trust, Inc. REIT (b)	280,117	4,551,901
New York Mortgage Trust, Inc. REIT	1,818,931	4,256,299
PennyMac Mortgage Investment Trust REIT (b)	436,113	5,137,411
Ready Capital Corp. REIT (b)	490,340	4,972,048
Redwood Trust, Inc. REIT (b)	562,326	3,227,751
Two Harbors Investment Corp. REIT	1,644,176	5,458,664
		46,304,319
MULTI-UTILITIES — 0.4%
Avista Corp.	350,855	12,999,178
Unitil Corp.	76,234	3,541,069
		16,540,247
MULTILINE RETAIL — 0.1%
Big Lots, Inc. (b)	137,938	2,153,212
OIL, GAS & CONSUMABLE FUELS — 2.9%
Callon Petroleum Co. (a)	246,673	8,636,022
Civitas Resources, Inc.	249,754	14,333,382
CONSOL Energy, Inc.	155,488	10,000,988
Dorian LPG, Ltd.	152,661	2,071,610
Green Plains, Inc. (a) (b)	279,714	8,131,286
Laredo Petroleum, Inc. (a)	82,389	5,178,149
Par Pacific Holdings, Inc. (a)	266,635	4,375,480
PBF Energy, Inc. Class A (a)	516,646	18,165,273
Ranger Oil Corp. Class A	95,348	2,998,695
REX American Resources Corp. (a)	74,168	2,070,770
SM Energy Co.	588,183	22,121,563
Talos Energy, Inc. (a)	313,984	5,227,834
World Fuel Services Corp.	298,148	6,988,589
		110,299,641
PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (a)	80,108	3,012,061
Mercer International, Inc.	195,899	2,409,558

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Sylvamo Corp.	159,394	$5,403,456
		10,825,075
PERSONAL PRODUCTS — 0.9%
Edgewell Personal Care Co.	249,600	9,335,040
elf Beauty, Inc. (a)	239,816	9,021,878
Inter Parfums, Inc.	85,655	6,463,526
Medifast, Inc.	53,046	5,748,065
USANA Health Sciences, Inc. (a)	53,627	3,005,793
		33,574,302
PHARMACEUTICALS — 1.8%
Amphastar Pharmaceuticals, Inc. (a)	184,246	5,177,313
ANI Pharmaceuticals, Inc. (a)	58,129	1,868,266
Cara Therapeutics, Inc. (a) (b)	204,216	1,911,462
Collegium Pharmaceutical, Inc. (a) (b)	163,777	2,623,708
Corcept Therapeutics, Inc. (a)	458,990	11,768,504
Harmony Biosciences Holdings, Inc. (a) (b)	142,413	6,307,472
Innoviva, Inc. (a)	298,209	3,462,206
Nektar Therapeutics (a) (b)	906,924	2,902,157
Pacira BioSciences, Inc. (a)	220,308	11,718,182
Phibro Animal Health Corp. Class A	100,394	1,334,236
Prestige Consumer Healthcare, Inc. (a)	239,609	11,939,716
Supernus Pharmaceuticals, Inc. (a)	257,594	8,719,557
		69,732,779
PROFESSIONAL SERVICES — 1.2%
Exponent, Inc.	245,225	21,498,876
Forrester Research, Inc. (a)	52,662	1,896,359
Heidrick & Struggles International, Inc.	95,404	2,479,550
Kelly Services, Inc. Class A	166,851	2,267,505
Korn Ferry	261,910	12,296,674
Resources Connection, Inc.	150,985	2,728,299
TrueBlue, Inc. (a)	156,311	2,982,414
		46,149,677
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Anywhere Real Estate, Inc. (a)	550,734	4,466,453
Douglas Elliman, Inc.	320,378	1,313,550
Marcus & Millichap, Inc.	118,482	3,883,840
RE/MAX Holdings, Inc. Class A	92,082	1,741,270
St. Joe Co.	164,736	5,276,494
		16,681,607
ROAD & RAIL — 0.4%
ArcBest Corp.	117,327	8,533,192
Heartland Express, Inc.	221,164	3,164,857
Marten Transport, Ltd.	276,949	5,306,343
		17,004,392
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Alpha & Omega Semiconductor, Ltd. (a)	106,609	$3,279,293
Axcelis Technologies, Inc. (a)	159,078	9,633,764
CEVA, Inc. (a)	111,903	2,935,216
Cohu, Inc. (a)	231,500	5,968,070
Diodes, Inc. (a)	219,036	14,217,627
FormFactor, Inc. (a)	371,446	9,304,722
Ichor Holdings, Ltd. (a)	138,656	3,356,862
Kulicke & Soffa Industries, Inc. (b)	279,642	10,774,606
MaxLinear, Inc. (a)	346,612	11,306,483
Onto Innovation, Inc. (a)	239,200	15,320,760
PDF Solutions, Inc. (a)	142,464	3,494,642
Photronics, Inc. (a)	293,501	4,290,985
Rambus, Inc. (a)	532,266	13,530,202
SMART Global Holdings, Inc. (a) (b)	232,201	3,685,030
Ultra Clean Holdings, Inc. (a)	216,858	5,584,093
Veeco Instruments, Inc. (a)	245,060	4,489,499
		121,171,854
SOFTWARE — 2.5%
8x8, Inc. (a) (b)	579,798	2,000,303
A10 Networks, Inc.	319,081	4,234,205
Agilysys, Inc. (a)	95,185	5,268,490
Alarm.com Holdings, Inc. (a)	239,487	15,533,127
Cerence, Inc. (a)	190,036	2,993,067
Consensus Cloud Solutions, Inc. (a)	84,951	4,018,182
Digital Turbine, Inc. (a)	430,131	6,198,188
Ebix, Inc. (b)	112,216	2,128,737
InterDigital, Inc.	142,834	5,773,350
LivePerson, Inc. (a) (b)	332,461	3,131,783
LiveRamp Holdings, Inc. (a)	323,318	5,871,455
OneSpan, Inc. (a)	168,336	1,449,373
Progress Software Corp.	209,337	8,907,289
SPS Commerce, Inc. (a)	172,812	21,468,435
Xperi Holding Corp.	498,027	7,042,102
		96,018,086
SPECIALTY RETAIL — 4.6%
Aaron's Co., Inc.	147,631	1,434,973
Abercrombie & Fitch Co. Class A (a)	243,926	3,793,049
Academy Sports & Outdoors, Inc.	409,774	17,284,267
American Eagle Outfitters, Inc.	758,662	7,381,781
America's Car-Mart, Inc. (a)	28,932	1,765,431
Asbury Automotive Group, Inc. (a) (b)	106,567	16,102,274
Bed Bath & Beyond, Inc. (a) (b)	335,004	2,040,174
Boot Barn Holdings, Inc. (a)	143,491	8,388,484
Buckle, Inc.	140,851	4,459,343
Caleres, Inc.	176,868	4,283,743
Cato Corp. Class A	73,941	705,397

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Chico's FAS, Inc. (a)	603,416	$2,920,533
Children's Place, Inc. (a)	62,147	1,919,721
Conn's, Inc. (a) (b)	59,303	419,865
Designer Brands, Inc. Class A (b)	271,379	4,154,813
Genesco, Inc. (a)	62,399	2,453,529
Group 1 Automotive, Inc. (b)	76,019	10,860,835
Guess?, Inc.	160,672	2,357,058
Haverty Furniture Cos., Inc. (b)	62,820	1,564,218
Hibbett, Inc.	62,265	3,101,420
Leslie's, Inc. (a)	712,578	10,482,022
LL Flooring Holdings, Inc. (a)	143,346	993,388
MarineMax, Inc. (a) (b)	104,085	3,100,692
Monro, Inc.	155,086	6,740,038
National Vision Holdings, Inc. (a) (b)	379,909	12,404,029
ODP Corp. (a)	206,049	7,242,622
Rent-A-Center, Inc.	256,598	4,493,031
Sally Beauty Holdings, Inc. (a)	511,358	6,443,111
Shoe Carnival, Inc.	81,428	1,745,816
Signet Jewelers, Ltd.	223,977	12,809,245
Sleep Number Corp. (a) (b)	105,233	3,557,928
Sonic Automotive, Inc. Class A (b)	89,191	3,861,970
Urban Outfitters, Inc. (a)	290,017	5,698,834
Zumiez, Inc. (a)	74,942	1,613,501
		178,577,135
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	627,367	5,006,389
Avid Technology, Inc. (a) (b)	163,384	3,800,312
Corsair Gaming, Inc. (a) (b)	184,534	2,094,461
Diebold Nixdorf, Inc. (a) (b)	355,639	867,759
		11,768,921
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
G-III Apparel Group, Ltd. (a)	208,646	3,119,258
Kontoor Brands, Inc. (b)	237,326	7,976,527
Movado Group, Inc. (b)	76,513	2,156,136
Oxford Industries, Inc.	72,083	6,471,612
Steven Madden, Ltd.	357,595	9,537,058
Unifi, Inc. (a)	58,155	553,054
Wolverine World Wide, Inc.	379,179	5,835,565
		35,649,210
THRIFTS & MORTGAGE FINANCE — 2.4%
Axos Financial, Inc. (a)	256,179	8,769,007
Capitol Federal Financial, Inc.	624,572	5,183,948
Flagstar Bancorp, Inc.	256,794	8,576,920
Mr Cooper Group, Inc. (a)	345,023	13,973,431
NMI Holdings, Inc. Class A (a)	407,868	8,308,271
Northfield Bancorp, Inc.	205,113	2,935,167
Northwest Bancshares, Inc.	610,975	8,254,272
Provident Financial Services, Inc.	360,461	7,028,989
TrustCo Bank Corp.	92,480	2,905,722
Walker & Dunlop, Inc.	147,742	12,370,438
Security Description	Shares	Value
WSFS Financial Corp.	305,792	$14,207,096
		92,513,261
TOBACCO — 0.3%
Universal Corp.	117,429	5,406,431
Vector Group, Ltd.	627,995	5,532,636
		10,939,067
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Applied Industrial Technologies, Inc.	185,139	19,028,586
Boise Cascade Co.	189,949	11,294,367
DXP Enterprises, Inc. (a)	76,242	1,805,411
GMS, Inc. (a)	205,390	8,217,654
NOW, Inc. (a)	531,894	5,345,535
Veritiv Corp. (a)	66,761	6,527,223
		52,218,776
WATER UTILITIES — 0.9%
American States Water Co.	177,974	13,873,073
California Water Service Group	261,474	13,777,065
Middlesex Water Co.	84,834	6,549,185
		34,199,323
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	316,076	3,830,841
Shenandoah Telecommunications Co.	242,030	4,119,350
Telephone & Data Systems, Inc.	478,252	6,647,703
		14,597,894
TOTAL COMMON STOCKS (Cost $4,454,720,081)		3,855,429,588
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Tobira Therapeutics, Inc. (CVR) (a)	740	10,486
TOTAL RIGHTS (Cost $45)		10,486
WARRANTS — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Battalion Oil Corp. (expiring 10/08/22)	1,596	—
Battalion Oil Corp. (expiring 10/08/22)	1,277	—
Battalion Oil Corp. (expiring 10/08/22) (b)	2,055	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (f) (g)	1,864,454	1,864,826

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	203,003,864	$203,003,864
TOTAL SHORT-TERM INVESTMENTS (Cost $204,868,585)		204,868,690
TOTAL INVESTMENTS — 105.3% (Cost $4,659,588,711)		4,060,308,764
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(203,799,742)
NET ASSETS — 100.0%		$3,856,509,022
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	39	12/16/2022	$3,600,123	$3,256,110	$(344,013)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,855,429,455	$133	$0(a)	$3,855,429,588
Rights	—	10,486	—	10,486
Warrants	—	—	0(a)	0
Short-Term Investments	204,868,690	—	—	204,868,690
TOTAL INVESTMENTS	$4,060,298,145	$10,619	$0	$4,060,308,764
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(344,013)	—	—	(344,013)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(344,013)	$—	$—	$(344,013)
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,586,637	$6,585,978	$60,399,281	$65,121,630	$1,006	$191	1,864,454	$1,864,826	$23,461
State Street Navigator Securities Lending Portfolio II	162,702,935	162,702,935	397,927,743	357,626,814	—	—	203,003,864	203,003,864	153,141
Total		$169,288,913	$458,327,024	$422,748,444	$1,006	$191		$204,868,690	$176,602
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	5,392	$193,141
Aerojet Rocketdyne Holdings, Inc. (a)	11,308	452,207
AeroVironment, Inc. (a) (b)	3,098	258,249
Axon Enterprise, Inc. (a)	9,928	1,149,166
Boeing Co. (a)	85,039	10,296,522
Curtiss-Wright Corp.	6,728	936,269
General Dynamics Corp.	35,626	7,558,768
Hexcel Corp.	13,302	687,980
Howmet Aerospace, Inc.	60,891	1,883,359
Huntington Ingalls Industries, Inc.	6,511	1,442,187
Kaman Corp.	4,338	121,160
L3Harris Technologies, Inc.	30,933	6,428,805
Lockheed Martin Corp.	37,731	14,575,108
Mercury Systems, Inc. (a)	8,369	339,781
Moog, Inc. Class A	4,564	321,077
National Presto Industries, Inc.	108	7,025
Northrop Grumman Corp.	22,633	10,644,753
Park Aerospace Corp. (b)	2,794	30,846
Raytheon Technologies Corp.	231,564	18,955,829
Textron, Inc.	35,499	2,068,172
TransDigm Group, Inc.	8,061	4,230,574
Triumph Group, Inc. (a) (b)	10,336	88,786
Woodward, Inc.	8,960	719,130
		83,388,894
AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a) (b)	4,652	444,592
C.H. Robinson Worldwide, Inc.	21,222	2,043,891
Expeditors International of Washington, Inc.	26,266	2,319,550
FedEx Corp.	37,186	5,521,005
Forward Air Corp.	4,442	400,935
GXO Logistics, Inc. (a)	14,659	513,945
Hub Group, Inc. Class A (a)	5,192	358,144
United Parcel Service, Inc. Class B	111,855	18,069,057
		29,671,119
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	19,319	756,339
Allegiant Travel Co. (a)	2,096	152,966
American Airlines Group, Inc. (a) (b)	95,332	1,147,797
Delta Air Lines, Inc. (a)	98,359	2,759,954
Hawaiian Holdings, Inc. (a)	6,682	87,868
JetBlue Airways Corp. (a)	46,629	309,150
SkyWest, Inc. (a)	7,855	127,722
Southwest Airlines Co. (a)	89,466	2,759,132
Sun Country Airlines Holdings, Inc. (a) (b)	238	3,239
United Airlines Holdings, Inc. (a)	46,683	1,518,598
		9,622,765
Security Description	Shares	Value
AUTO COMPONENTS — 0.2%
Adient PLC (a)	13,824	$383,616
American Axle & Manufacturing Holdings, Inc. (a) (b)	14,307	97,717
Aptiv PLC (a)	41,026	3,208,643
BorgWarner, Inc.	37,452	1,175,993
Dana, Inc.	23,790	271,920
Dorman Products, Inc. (a)	4,590	376,931
Fox Factory Holding Corp. (a)	5,639	445,932
Gentex Corp.	38,152	909,544
Gentherm, Inc. (a)	5,023	249,794
Goodyear Tire & Rubber Co. (a)	43,413	438,037
LCI Industries (b)	4,134	419,436
Lear Corp. (b)	8,678	1,038,670
Motorcar Parts of America, Inc. (a) (b)	1,251	19,040
Patrick Industries, Inc.	3,024	132,572
Standard Motor Products, Inc.	2,464	80,080
Visteon Corp. (a)	4,425	469,315
XPEL, Inc. (a)	2,400	154,656
		9,871,896
AUTOMOBILES — 2.5%
Ford Motor Co.	601,971	6,742,075
General Motors Co.	222,909	7,153,150
Harley-Davidson, Inc.	23,858	832,167
Tesla, Inc. (a)	412,735	109,477,959
Thor Industries, Inc. (b)	8,275	579,084
Winnebago Industries, Inc. (b)	5,167	274,936
		125,059,371
BANKS — 4.1%
Allegiance Bancshares, Inc.	2,505	104,283
Ameris Bancorp	8,633	385,981
Associated Banc-Corp.	24,704	496,056
Banc of California, Inc.	8,111	129,533
BancFirst Corp.	2,754	246,400
Bancorp, Inc. (a)	8,042	176,763
Bank of America Corp.	1,089,994	32,917,819
Bank of Hawaii Corp.	6,412	488,081
Bank OZK	18,862	746,181
BankUnited, Inc.	14,215	485,727
Banner Corp.	4,940	291,855
Berkshire Hills Bancorp, Inc.	6,973	190,363
Brookline Bancorp, Inc.	13,099	152,603
Cadence Bank	26,871	682,792
Cathay General Bancorp	11,575	445,175
Central Pacific Financial Corp.	5,234	108,291
Citigroup, Inc.	297,338	12,390,074
Citizens Financial Group, Inc.	76,024	2,612,185
City Holding Co.	2,643	234,408
Columbia Banking System, Inc. (b)	9,129	263,737
Comerica, Inc.	21,602	1,535,902
Commerce Bancshares, Inc.	17,220	1,139,275
Community Bank System, Inc.	8,260	496,261
Cullen/Frost Bankers, Inc.	8,998	1,189,716

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Customers Bancorp, Inc. (a)	5,295	$156,097
CVB Financial Corp.	19,062	482,650
Dime Community Bancshares, Inc.	5,187	151,875
Eagle Bancorp, Inc.	5,396	241,849
East West Bancorp, Inc.	22,108	1,484,331
FB Financial Corp.	3,037	116,044
Fifth Third Bancorp	109,156	3,488,626
First BanCorp (c)	33,928	464,135
First BanCorp (c)	1,124	41,116
First Commonwealth Financial Corp.	15,689	201,447
First Financial Bancorp (b)	13,800	290,904
First Financial Bankshares, Inc.	21,682	906,958
First Hawaiian, Inc.	20,523	505,481
First Horizon Corp.	74,753	1,711,844
First Republic Bank	27,109	3,539,080
FNB Corp.	51,045	592,122
Fulton Financial Corp.	25,974	410,389
Glacier Bancorp, Inc.	13,953	685,511
Hancock Whitney Corp.	14,222	651,510
Hanmi Financial Corp.	5,294	125,362
Heritage Financial Corp.	5,188	137,326
Hilltop Holdings, Inc.	9,463	235,156
Home BancShares, Inc.	24,412	549,514
HomeStreet, Inc.	3,921	112,964
Hope Bancorp, Inc.	20,962	264,960
Huntington Bancshares, Inc.	226,053	2,979,379
Independent Bank Corp.	5,738	427,653
Independent Bank Group, Inc.	5,530	339,487
International Bancshares Corp.	8,503	361,378
JPMorgan Chase & Co.	455,342	47,583,239
KeyCorp.	149,421	2,393,724
Lakeland Financial Corp.	3,938	286,726
M&T Bank Corp.	27,654	4,875,953
National Bank Holdings Corp. Class A	5,314	196,565
NBT Bancorp, Inc.	7,752	294,188
OFG Bancorp	7,387	185,635
Old National Bancorp	44,292	729,489
Pacific Premier Bancorp, Inc.	15,292	473,440
PacWest Bancorp	18,872	426,507
Park National Corp. (b)	2,254	280,578
Pathward Financial, Inc.	5,348	176,270
Pinnacle Financial Partners, Inc.	11,435	927,378
PNC Financial Services Group, Inc.	65,224	9,745,770
Preferred Bank	2,204	143,767
Prosperity Bancshares, Inc.	14,171	944,922
Regions Financial Corp.	149,869	3,007,871
Renasant Corp.	8,860	277,141
S&T Bancorp, Inc.	5,824	170,701
Seacoast Banking Corp. of Florida	6,088	184,040
ServisFirst Bancshares, Inc.	7,334	586,720
Signature Bank	9,920	1,497,920
Security Description	Shares	Value
Simmons First National Corp. Class A	17,737	$386,489
Southside Bancshares, Inc.	5,164	182,599
SVB Financial Group (a)	9,195	3,087,497
Synovus Financial Corp.	23,200	870,232
Texas Capital Bancshares, Inc. (a)	7,844	463,031
Tompkins Financial Corp.	1,926	139,866
Triumph Bancorp, Inc. (a)	3,095	168,213
Truist Financial Corp.	207,685	9,042,605
Trustmark Corp.	10,337	316,622
UMB Financial Corp.	5,521	465,365
Umpqua Holdings Corp.	34,565	590,716
United Bankshares, Inc.	17,342	619,977
United Community Banks, Inc.	11,937	395,115
US Bancorp	211,003	8,507,641
Valley National Bancorp	60,931	658,055
Veritex Holdings, Inc.	5,521	146,803
Washington Federal, Inc.	12,144	364,077
Webster Financial Corp.	28,558	1,290,822
Wells Fargo & Co.	588,166	23,656,037
Westamerica BanCorp	3,296	172,348
Wintrust Financial Corp.	8,512	694,154
Zions Bancorp NA	24,973	1,270,127
		208,441,544
BEVERAGES — 1.7%
Boston Beer Co., Inc. Class A (a) (b)	1,530	495,185
Brown-Forman Corp. Class B	28,465	1,894,915
Celsius Holdings, Inc. (a) (b)	4,509	408,876
Coca-Cola Co.	595,881	33,381,254
Coca-Cola Consolidated, Inc.	486	200,101
Constellation Brands, Inc. Class A	26,048	5,982,705
Keurig Dr. Pepper, Inc.	121,965	4,368,786
MGP Ingredients, Inc. (b)	2,535	269,116
Molson Coors Beverage Co. Class B	29,671	1,423,911
Monster Beverage Corp. (a)	57,019	4,958,372
National Beverage Corp. (b)	4,276	164,797
PepsiCo, Inc.	212,744	34,732,585
		88,280,603
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	271,852	36,485,257
Amgen, Inc.	82,881	18,681,377
Anika Therapeutics, Inc. (a)	2,633	62,665
Arcus Biosciences, Inc. (a)	7,097	185,658
Arrowhead Pharmaceuticals, Inc. (a)	14,982	495,155
Avid Bioservices, Inc. (a) (b)	9,384	179,422
Biogen, Inc. (a)	23,613	6,304,671
Catalyst Pharmaceuticals, Inc. (a)	14,808	189,987
Coherus Biosciences, Inc. (a) (b)	9,476	91,064

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Cytokinetics, Inc. (a) (b)	17,360	$841,092
Dynavax Technologies Corp. (a) (b)	17,318	180,800
Eagle Pharmaceuticals, Inc. (a)	2,508	66,261
Emergent BioSolutions, Inc. (a)	7,658	160,742
Enanta Pharmaceuticals, Inc. (a) (b)	2,652	137,559
Exelixis, Inc. (a)	48,465	759,931
Gilead Sciences, Inc.	193,433	11,932,882
Halozyme Therapeutics, Inc. (a) (b)	20,043	792,500
Incyte Corp. (a)	28,735	1,914,900
Ironwood Pharmaceuticals, Inc. (a)	1,432	14,836
iTeos Therapeutics, Inc. (a) (b)	3,047	58,045
Ligand Pharmaceuticals, Inc. (a)	2,442	210,281
Moderna, Inc. (a)	53,818	6,363,979
Myriad Genetics, Inc. (a) (b)	12,625	240,885
Neurocrine Biosciences, Inc. (a)	14,290	1,517,741
Organogenesis Holdings, Inc. (a)	7,706	24,968
Regeneron Pharmaceuticals, Inc. (a)	16,809	11,579,216
REGENXBIO, Inc. (a)	5,323	140,687
Spectrum Pharmaceuticals, Inc. (a)	22	10
uniQure NV (a) (b)	5,428	101,829
United Therapeutics Corp. (a)	6,916	1,448,072
Vanda Pharmaceuticals, Inc. (a)	8,248	81,490
Vericel Corp. (a) (b)	11,787	273,458
Vertex Pharmaceuticals, Inc. (a)	39,958	11,569,439
Vir Biotechnology, Inc. (a) (b)	11,375	219,310
Xencor, Inc. (a)	8,837	229,585
		113,535,754
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	21,128	1,026,398
AAON, Inc.	5,820	313,582
Allegion PLC	14,070	1,261,798
American Woodmark Corp. (a)	2,583	113,290
Apogee Enterprises, Inc.	5,073	193,890
Builders FirstSource, Inc. (a)	25,327	1,492,267
Carlisle Cos., Inc.	8,224	2,306,092
Carrier Global Corp.	134,883	4,796,440
Fortune Brands Home & Security, Inc.	21,561	1,157,610
Gibraltar Industries, Inc. (a)	5,008	204,977
Griffon Corp.	7,667	226,330
Insteel Industries, Inc.	2,676	70,994
Johnson Controls International PLC	110,986	5,462,731
Lennox International, Inc.	5,257	1,170,576
Masco Corp.	40,326	1,882,821
Owens Corning	16,784	1,319,390
PGT Innovations, Inc. (a)	8,438	176,861
Quanex Building Products Corp. (b)	5,177	94,014
Security Description	Shares	Value
Resideo Technologies, Inc. (a)	6,224	$118,629
Simpson Manufacturing Co., Inc.	6,468	507,091
Trane Technologies PLC	36,964	5,352,757
Trex Co., Inc. (a)	18,246	801,729
UFP Industries, Inc.	9,592	692,159
		30,742,426
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	7,205	805,879
Ameriprise Financial, Inc.	17,919	4,514,692
B Riley Financial, Inc. (b)	2,682	119,403
Bank of New York Mellon Corp.	124,591	4,799,245
BlackRock, Inc.	22,570	12,419,820
Blucora, Inc. (a)	7,820	151,239
Brightsphere Investment Group, Inc. (b)	4,322	64,441
Cboe Global Markets, Inc.	16,952	1,989,656
Charles Schwab Corp.	230,483	16,564,813
CME Group, Inc.	55,423	9,817,076
Donnelley Financial Solutions, Inc. (a)	4,949	182,965
Evercore, Inc. Class A	5,866	482,479
FactSet Research Systems, Inc.	6,134	2,454,275
Federated Hermes, Inc.	14,719	487,493
Franklin Resources, Inc.	43,027	925,941
Goldman Sachs Group, Inc.	51,928	15,217,500
Interactive Brokers Group, Inc. Class A	12,528	800,665
Intercontinental Exchange, Inc.	86,469	7,812,474
Invesco, Ltd.	58,335	799,190
Janus Henderson Group PLC (b)	23,698	481,306
Jefferies Financial Group, Inc.	32,060	945,770
MarketAxess Holdings, Inc.	6,040	1,343,840
Moody's Corp.	25,044	6,088,447
Morgan Stanley	213,223	16,846,749
MSCI, Inc.	12,593	5,311,601
Nasdaq, Inc.	54,251	3,074,947
Northern Trust Corp.	32,124	2,748,529
Piper Sandler Cos.	2,239	234,513
Raymond James Financial, Inc.	28,655	2,831,687
S&P Global, Inc.	53,764	16,416,837
SEI Investments Co.	18,672	915,862
State Street Corp. (d)	54,559	3,317,733
Stifel Financial Corp.	16,129	837,256
StoneX Group, Inc. (a)	2,586	214,483
T Rowe Price Group, Inc.	34,809	3,655,293
Virtus Investment Partners, Inc.	850	135,592
WisdomTree Investments, Inc. (b)	18,362	85,934
		145,895,625
CHEMICALS — 1.9%
AdvanSix, Inc.	5,147	165,219
Air Products & Chemicals, Inc.	34,184	7,955,642
Albemarle Corp.	18,413	4,869,134

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
American Vanguard Corp.	4,219	$78,895
Ashland, Inc.	8,681	824,435
Avient Corp.	12,344	374,023
Balchem Corp.	4,984	605,955
Cabot Corp.	8,843	564,979
Celanese Corp.	17,806	1,608,594
CF Industries Holdings, Inc.	33,480	3,222,450
Chemours Co.	25,181	620,712
Corteva, Inc.	114,377	6,536,646
Dow, Inc.	114,375	5,024,494
DuPont de Nemours, Inc.	82,961	4,181,234
Eastman Chemical Co.	21,154	1,502,992
Ecolab, Inc.	38,486	5,558,148
FMC Corp.	19,916	2,105,121
FutureFuel Corp.	5,144	31,070
Hawkins, Inc.	3,542	138,103
HB Fuller Co. (b)	8,164	490,656
Ingevity Corp. (a)	6,459	391,609
Innospec, Inc.	3,950	338,397
International Flavors & Fragrances, Inc.	37,990	3,450,632
Koppers Holdings, Inc.	2,754	57,228
Linde PLC	79,143	21,336,161
Livent Corp. (a) (b)	23,335	715,218
LyondellBasell Industries NV Class A	39,612	2,981,991
Mativ Holdings, Inc.	8,762	193,465
Minerals Technologies, Inc.	5,214	257,624
Mosaic Co.	53,607	2,590,826
NewMarket Corp.	737	221,712
Olin Corp.	23,221	995,716
PPG Industries, Inc.	36,415	4,030,776
Quaker Chemical Corp. (b)	2,096	302,620
Rayonier Advanced Materials, Inc. (a) (b)	9,835	30,980
RPM International, Inc.	20,438	1,702,690
Scotts Miracle-Gro Co. (b)	6,372	272,403
Sensient Technologies Corp.	6,721	466,034
Sherwin-Williams Co.	36,282	7,428,740
Stepan Co.	2,758	258,342
Tredegar Corp.	3,967	37,448
Trinseo PLC (b)	6,014	110,176
Valvoline, Inc.	29,043	735,950
		95,365,240
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	10,209	390,290
Brady Corp. Class A	7,707	321,613
Brink's Co.	7,801	377,881
Cintas Corp.	13,378	5,193,206
Clean Harbors, Inc. (a)	7,729	850,035
Copart, Inc. (a)	32,039	3,408,950
CoreCivic, Inc. REIT (a) (b)	21,770	192,447
Deluxe Corp.	7,965	132,617
Harsco Corp. (a)	13,172	49,263
Healthcare Services Group, Inc.	11,465	138,612
HNI Corp.	6,788	179,950
Security Description	Shares	Value
IAA, Inc. (a)	20,986	$668,404
Interface, Inc.	10,461	94,044
KAR Auction Services, Inc. (a)	20,071	224,193
Matthews International Corp. Class A	5,262	117,921
MillerKnoll, Inc.	9,867	153,925
MSA Safety, Inc.	5,348	584,430
Pitney Bowes, Inc.	26,916	62,714
Republic Services, Inc.	32,385	4,405,655
Rollins, Inc.	31,782	1,102,200
Stericycle, Inc. (a) (b)	14,005	589,751
Tetra Tech, Inc.	8,569	1,101,374
UniFirst Corp.	2,358	396,686
Viad Corp. (a) (b)	2,764	87,287
Waste Management, Inc.	60,013	9,614,683
		30,438,131
COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN Holdings, Inc. (b)	8,144	159,460
Arista Networks, Inc. (a)	33,777	3,813,086
CalAmp Corp. (a)	5,336	20,490
Calix, Inc. (a)	8,516	520,668
Ciena Corp. (a)	23,953	968,420
Cisco Systems, Inc.	649,392	25,975,680
Clearfield, Inc. (a)	1,744	182,492
Comtech Telecommunications Corp. (b)	3,910	39,139
Digi International, Inc. (a)	4,799	165,901
Extreme Networks, Inc. (a)	19,716	257,688
F5, Inc. (a)	9,614	1,391,434
Harmonic, Inc. (a) (b)	20,278	265,033
Juniper Networks, Inc.	50,793	1,326,713
Lumentum Holdings, Inc. (a) (b)	11,768	806,932
Motorola Solutions, Inc.	25,980	5,818,741
NETGEAR, Inc. (a)	4,968	99,559
NetScout Systems, Inc. (a)	10,989	344,175
Viasat, Inc. (a) (b)	8,882	268,503
Viavi Solutions, Inc. (a)	35,820	467,451
		42,891,565
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	23,412	1,600,678
Arcosa, Inc.	7,390	422,560
Comfort Systems USA, Inc.	5,316	517,406
Dycom Industries, Inc. (a)	4,960	473,829
EMCOR Group, Inc.	8,641	997,863
Fluor Corp. (a)	19,621	488,367
Granite Construction, Inc.	8,056	204,542
MasTec, Inc. (a)	8,922	566,547
MDU Resources Group, Inc.	31,680	866,448
MYR Group, Inc. (a)	2,538	215,045
NV5 Global, Inc. (a)	1,877	232,410
Quanta Services, Inc.	21,766	2,772,771
Valmont Industries, Inc.	2,486	667,789
		10,026,255

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6,664	$714,248
Martin Marietta Materials, Inc.	9,623	3,099,472
Vulcan Materials Co.	19,741	3,113,353
		6,927,073
CONSUMER FINANCE — 0.5%
American Express Co.	94,989	12,814,966
Capital One Financial Corp.	64,371	5,933,075
Discover Financial Services	46,835	4,258,238
Encore Capital Group, Inc. (a) (b)	5,042	229,310
Enova International, Inc. (a)	4,214	123,344
EZCORP, Inc. Class A (a) (b)	8,391	64,695
FirstCash Holdings, Inc.	6,619	485,504
Green Dot Corp. Class A (a)	8,294	157,420
LendingTree, Inc. (a)	2,087	49,796
Navient Corp.	8,710	127,950
PRA Group, Inc. (a)	7,184	236,066
Prog Holdings, Inc. (a)	3,164	47,397
SLM Corp.	46,940	656,690
Synchrony Financial	83,432	2,351,948
World Acceptance Corp. (a) (b)	478	46,280
		27,582,679
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	240,335	2,578,795
AptarGroup, Inc.	9,975	947,924
Avery Dennison Corp.	12,847	2,090,207
Ball Corp.	50,286	2,429,819
Greif, Inc. Class A	2,370	141,181
International Paper Co.	60,228	1,909,228
Myers Industries, Inc.	5,169	85,133
O-I Glass, Inc. (a)	24,012	310,955
Packaging Corp. of America	14,658	1,645,947
Sealed Air Corp.	24,074	1,071,534
Silgan Holdings, Inc.	12,420	522,137
Sonoco Products Co.	15,839	898,546
Westrock Co.	40,955	1,265,100
		15,896,506
DISTRIBUTORS — 0.1%
Genuine Parts Co.	22,166	3,309,827
LKQ Corp.	43,493	2,050,695
Pool Corp.	6,354	2,021,906
		7,382,428
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	7,788	283,873
American Public Education, Inc. (a)	2,489	22,749
Frontdoor, Inc. (a)	12,772	260,421
Graham Holdings Co. Class B	286	153,862
Grand Canyon Education, Inc. (a)	7,038	578,875
H&R Block, Inc.	27,927	1,188,015
Mister Car Wash, Inc. (a)	12,300	105,534
Security Description	Shares	Value
Perdoceo Education Corp. (a)	11,104	$114,371
Service Corp. International	26,955	1,556,382
Strategic Education, Inc.	3,920	240,727
Stride, Inc. (a) (b)	357	15,005
WW International, Inc. (a)	7,673	30,155
		4,549,969
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	280,693	74,950,645
Voya Financial, Inc. (b)	16,980	1,027,290
		75,977,935
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	1,097,255	16,831,892
ATN International, Inc. (b)	2,533	97,698
Cogent Communications Holdings, Inc.	6,673	348,064
Consolidated Communications Holdings, Inc. (a)	11,276	46,908
Frontier Communications Parent, Inc. (a)	34,600	810,678
Iridium Communications, Inc. (a)	20,384	904,438
Lumen Technologies, Inc. (b)	153,641	1,118,506
Verizon Communications, Inc.	648,615	24,627,911
		44,786,095
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	8,116	406,206
Alliant Energy Corp.	38,718	2,051,667
American Electric Power Co., Inc.	76,752	6,635,210
Constellation Energy Corp.	50,190	4,175,306
Duke Energy Corp.	119,279	11,095,333
Edison International	57,731	3,266,420
Entergy Corp. (b)	31,172	3,136,838
Evergy, Inc.	35,406	2,103,116
Eversource Energy	52,041	4,057,116
Exelon Corp.	150,563	5,640,090
FirstEnergy Corp.	83,632	3,094,384
Hawaiian Electric Industries, Inc.	16,937	587,037
IDACORP, Inc.	7,671	759,506
NextEra Energy, Inc.	301,749	23,660,139
NRG Energy, Inc.	37,542	1,436,732
OGE Energy Corp.	31,500	1,148,490
PG&E Corp. (a)	250,000	3,125,000
Pinnacle West Capital Corp.	17,944	1,157,568
PNM Resources, Inc.	12,758	583,423
Portland General Electric Co. (b)	13,826	600,878
PPL Corp.	117,794	2,986,078
Southern Co.	163,050	11,087,400
Xcel Energy, Inc.	81,549	5,219,136
		98,013,073

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	5,508	$867,345
AMETEK, Inc.	35,258	3,998,610
AZZ, Inc.	4,884	178,315
Eaton Corp. PLC	61,624	8,218,177
Emerson Electric Co.	92,333	6,760,622
Encore Wire Corp.	2,764	319,353
EnerSys	6,706	390,088
Generac Holdings, Inc. (a)	9,716	1,730,808
Hubbell, Inc.	8,358	1,863,834
nVent Electric PLC	24,971	789,333
Powell Industries, Inc. (b)	1,568	33,053
Regal Rexnord Corp.	11,002	1,544,241
Rockwell Automation, Inc.	17,996	3,871,119
Sunrun, Inc. (a)	32,936	908,704
Vicor Corp. (a)	2,685	158,791
		31,632,393
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	5,762	446,036
Amphenol Corp. Class A	92,324	6,182,015
Arlo Technologies, Inc. (a)	11,507	53,392
Arrow Electronics, Inc. (a)	11,675	1,076,318
Avnet, Inc.	15,333	553,828
Badger Meter, Inc.	4,629	427,673
Belden, Inc.	6,192	371,644
Benchmark Electronics, Inc.	5,475	135,671
CDW Corp.	21,834	3,407,851
Cognex Corp.	27,475	1,138,839
Coherent Corp. (a) (b)	18,336	639,010
Corning, Inc.	117,682	3,415,132
CTS Corp. (b)	5,088	211,915
ePlus, Inc. (a)	4,820	200,223
Fabrinet (a)	5,442	519,439
FARO Technologies, Inc. (a)	2,666	73,155
Insight Enterprises, Inc. (a)	5,187	427,461
IPG Photonics Corp. (a)	5,324	449,079
Itron, Inc. (a) (b)	6,244	262,935
Jabil, Inc.	21,230	1,225,183
Keysight Technologies, Inc. (a)	28,360	4,462,730
Knowles Corp. (a) (b)	14,646	178,242
Littelfuse, Inc.	3,945	783,832
Methode Electronics, Inc.	5,374	199,644
National Instruments Corp.	20,099	758,536
Novanta, Inc. (a) (b)	5,456	630,986
OSI Systems, Inc. (a)	2,566	184,906
PC Connection, Inc.	1,949	87,880
Plexus Corp. (a)	4,612	403,827
Rogers Corp. (a)	2,668	645,336
Sanmina Corp. (a)	10,563	486,743
ScanSource, Inc. (a)	5,148	135,959
TD SYNNEX Corp.	6,589	534,961
TE Connectivity, Ltd.	51,004	5,628,801
Teledyne Technologies, Inc. (a)	7,126	2,404,811
Trimble, Inc. (a)	39,213	2,128,090
Security Description	Shares	Value
TTM Technologies, Inc. (a)	15,894	$209,483
Vishay Intertechnology, Inc.	21,020	373,946
Vontier Corp.	22,083	369,007
Zebra Technologies Corp. Class A (a)	8,447	2,213,198
		44,037,717
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	14,826	95,183
Baker Hughes Co.	143,756	3,013,126
Bristow Group, Inc. (a) (b)	4,139	97,225
ChampionX Corp.	22,851	447,194
Core Laboratories NV (b)	7,012	94,522
DMC Global, Inc. (a)	2,411	38,528
Dril-Quip, Inc. (a)	5,193	101,367
Halliburton Co.	136,374	3,357,528
Helix Energy Solutions Group, Inc. (a)	22,023	85,009
Helmerich & Payne, Inc. (b)	17,638	652,077
Nabors Industries, Ltd. (a)	1,100	111,595
Newpark Resources, Inc. (a)	24	60
Nov, Inc.	60,978	986,624
Oceaneering International, Inc. (a) (b)	15,949	126,954
Oil States International, Inc. (a)	9,935	38,647
Patterson-UTI Energy, Inc. (b)	30,167	352,351
ProPetro Holding Corp. (a)	13,049	105,044
RPC, Inc. (b)	10,951	75,890
Schlumberger NV	214,545	7,702,165
US Silica Holdings, Inc. (a)	15,049	164,787
		17,645,876
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	115,741	8,604,186
Cinemark Holdings, Inc. (a) (b)	17,910	216,890
Electronic Arts, Inc.	44,613	5,162,170
Live Nation Entertainment, Inc. (a)	22,205	1,688,468
Marcus Corp. (b)	2,643	36,711
Netflix, Inc. (a)	68,086	16,030,168
Take-Two Interactive Software, Inc. (a)	24,636	2,685,324
Walt Disney Co. (a)	282,278	26,627,284
Warner Bros Discovery, Inc. (a)	336,951	3,874,937
World Wrestling Entertainment, Inc. Class A	7,269	510,066
		65,436,204
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.0%
Acadia Realty Trust REIT	13,749	173,512
Agree Realty Corp. REIT (b)	8,549	577,741
Alexander & Baldwin, Inc. REIT (a)	10,305	170,857
Alexandria Real Estate Equities, Inc. REIT	21,720	3,044,927
American Assets Trust, Inc. REIT	7,821	201,156
American Tower Corp. REIT	71,634	15,379,820

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Apartment Income REIT Corp.	23,060	$890,577
Armada Hoffler Properties, Inc. REIT	8,185	84,960
AvalonBay Communities, Inc. REIT	21,353	3,933,009
Boston Properties, Inc. REIT	21,771	1,632,172
Brandywine Realty Trust REIT	26,981	182,122
Brixmor Property Group, Inc. REIT	46,485	858,578
Camden Property Trust REIT	15,786	1,885,638
CareTrust REIT, Inc.	14,944	270,636
Centerspace REIT	980	65,974
Chatham Lodging Trust REIT (a)	7,409	73,127
Community Healthcare Trust, Inc. REIT	3,079	100,837
Corporate Office Properties Trust REIT	18,395	427,316
Cousins Properties, Inc. REIT	23,305	544,172
Crown Castle, Inc. REIT	66,573	9,623,127
DiamondRock Hospitality Co. REIT	34,771	261,130
Digital Realty Trust, Inc. REIT	45,173	4,480,258
Diversified Healthcare Trust REIT	43,539	43,108
Douglas Emmett, Inc. REIT	25,637	459,671
Duke Realty Corp. REIT	58,370	2,813,434
Easterly Government Properties, Inc. REIT (b)	9,278	146,314
EastGroup Properties, Inc. REIT	6,344	915,693
EPR Properties REIT (b)	11,541	413,860
Equinix, Inc. REIT	14,299	8,133,843
Equity Residential REIT	52,943	3,558,829
Essential Properties Realty Trust, Inc. REIT	16,693	324,679
Essex Property Trust, Inc. REIT	9,880	2,393,232
Extra Space Storage, Inc. REIT	20,327	3,510,676
Federal Realty Investment Trust REIT	11,200	1,009,344
First Industrial Realty Trust, Inc. REIT	20,388	913,586
Four Corners Property Trust, Inc. REIT	11,006	266,235
Franklin Street Properties Corp. REIT	16,519	43,445
GEO Group, Inc. REIT (a) (b)	21,834	168,122
Getty Realty Corp. REIT	5,689	152,977
Global Net Lease, Inc. REIT	13,812	147,098
Healthcare Realty Trust, Inc. REIT	50,573	1,054,447
Healthpeak Properties, Inc. REIT	80,012	1,833,875
Hersha Hospitality Trust Class A REIT	8,630	68,867
Highwoods Properties, Inc. REIT	16,428	442,899
Host Hotels & Resorts, Inc. REIT	108,757	1,727,061
Security Description	Shares	Value
Hudson Pacific Properties, Inc. REIT	23,667	$259,154
Independence Realty Trust, Inc. REIT	37,617	629,332
Industrial Logistics Properties Trust REIT	7,571	41,641
Innovative Industrial Properties, Inc. REIT (b)	3,639	322,052
Invitation Homes, Inc. REIT	78,502	2,651,013
Iron Mountain, Inc. REIT	44,556	1,959,127
iStar, Inc. REIT	12,031	111,407
JBG SMITH Properties REIT	17,087	317,477
Kilroy Realty Corp. REIT	15,625	657,969
Kimco Realty Corp. REIT	94,370	1,737,352
Kite Realty Group Trust REIT	34,209	589,079
Lamar Advertising Co. Class A REIT	13,664	1,127,143
Life Storage, Inc. REIT	12,694	1,405,987
LTC Properties, Inc. REIT (b)	6,251	234,100
LXP Industrial Trust REIT	40,456	370,577
Macerich Co. REIT	19,847	157,585
Medical Properties Trust, Inc. REIT	84,424	1,001,269
Mid-America Apartment Communities, Inc. REIT	17,789	2,758,540
National Retail Properties, Inc. REIT	27,407	1,092,443
National Storage Affiliates Trust REIT	16,107	669,729
NexPoint Residential Trust, Inc. REIT	2,758	127,447
Office Properties Income Trust REIT	7,600	106,780
Omega Healthcare Investors, Inc. REIT (b)	35,791	1,055,477
Orion Office REIT, Inc.	8,557	74,874
Outfront Media, Inc. REIT	16,280	247,293
Park Hotels & Resorts, Inc. REIT	37,313	420,144
Pebblebrook Hotel Trust REIT (b)	20,235	293,610
Physicians Realty Trust REIT	31,851	479,039
PotlatchDeltic Corp. REIT	10,400	426,816
Prologis, Inc. REIT	113,972	11,579,555
Public Storage REIT	23,385	6,847,362
Rayonier, Inc. REIT	21,801	653,376
Realty Income Corp. REIT	89,571	5,213,032
Regency Centers Corp. REIT	24,285	1,307,747
Retail Opportunity Investments Corp. REIT	19,027	261,812
Rexford Industrial Realty, Inc. REIT	24,769	1,287,988
RPT Realty REIT (b)	16,084	121,595
Sabra Health Care REIT, Inc.	32,966	432,514
Safehold, Inc. REIT (b)	2,004	53,026
Saul Centers, Inc. REIT	2,733	102,488

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
SBA Communications Corp. REIT	16,879	$4,804,607
Service Properties Trust REIT	25,930	134,577
Simon Property Group, Inc. REIT	49,321	4,426,560
SITE Centers Corp. REIT	24,278	260,017
SL Green Realty Corp. REIT (b)	10,954	439,913
Spirit Realty Capital, Inc. REIT	16,155	584,165
STORE Capital Corp. REIT	34,781	1,089,689
Summit Hotel Properties, Inc. REIT	16,656	111,928
Sunstone Hotel Investors, Inc. REIT	33,276	313,460
Tanger Factory Outlet Centers, Inc. REIT	16,063	219,742
UDR, Inc. REIT	46,158	1,925,250
Uniti Group, Inc. REIT (b)	29,494	204,983
Universal Health Realty Income Trust REIT	1,475	63,735
Urban Edge Properties REIT (b)	18,080	241,187
Urstadt Biddle Properties, Inc. Class A REIT (b)	4,708	73,021
Ventas, Inc. REIT	58,689	2,357,537
Veris Residential, Inc. REIT (a)	15,469	175,883
VICI Properties, Inc. REIT	139,579	4,166,433
Vornado Realty Trust REIT	25,001	579,023
Washington Real Estate Investment Trust	13,750	241,450
Welltower, Inc. REIT	65,038	4,183,244
Weyerhaeuser Co. REIT	114,954	3,283,086
Whitestone REIT	6,541	55,337
Xenia Hotels & Resorts, Inc. REIT	18,323	252,674
		154,775,393
FOOD & STAPLES RETAILING — 1.6%
Andersons, Inc. (b)	5,072	157,384
BJ's Wholesale Club Holdings, Inc. (a)	19,982	1,454,890
Casey's General Stores, Inc.	5,206	1,054,319
Chefs' Warehouse, Inc. (a) (b)	3,173	91,922
Costco Wholesale Corp.	68,835	32,508,706
Grocery Outlet Holding Corp. (a)	11,092	369,253
Kroger Co.	101,753	4,451,694
Performance Food Group Co. (a)	26,297	1,129,456
PriceSmart, Inc.	2,982	171,733
SpartanNash Co.	5,402	156,766
Sprouts Farmers Market, Inc. (a) (b)	18,564	515,151
Sysco Corp.	78,576	5,556,109
United Natural Foods, Inc. (a)	8,492	291,870
Walgreens Boots Alliance, Inc.	110,873	3,481,412
Walmart, Inc.	218,972	28,400,668
		79,791,333
Security Description	Shares	Value
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	85,736	$6,897,461
B&G Foods, Inc.	6,278	103,524
Calavo Growers, Inc.	2,698	85,661
Cal-Maine Foods, Inc.	5,480	304,633
Campbell Soup Co.	33,182	1,563,536
Conagra Brands, Inc.	74,990	2,446,924
Darling Ingredients, Inc. (a)	25,412	1,681,004
Flowers Foods, Inc.	27,720	684,407
Fresh Del Monte Produce, Inc.	5,260	122,242
General Mills, Inc.	93,825	7,187,933
Hain Celestial Group, Inc. (a)	12,988	219,237
Hershey Co.	22,802	5,027,157
Hormel Foods Corp.	44,028	2,000,632
Hostess Brands, Inc. (a)	21,184	492,316
Ingredion, Inc.	10,434	840,146
J & J Snack Foods Corp. (b)	2,357	305,161
JM Smucker Co.	17,614	2,420,340
John B Sanfilippo & Son, Inc.	610	46,195
Kellogg Co.	39,577	2,756,934
Kraft Heinz Co.	108,881	3,631,181
Lamb Weston Holdings, Inc.	23,023	1,781,520
Lancaster Colony Corp.	2,502	376,000
McCormick & Co., Inc.	38,458	2,740,902
Mondelez International, Inc. Class A	214,765	11,775,565
Pilgrim's Pride Corp. (a)	7,840	180,477
Post Holdings, Inc. (a) (b)	9,556	782,732
Seneca Foods Corp. Class A (a) (b)	865	43,631
Simply Good Foods Co. (a)	13,124	419,837
Tootsie Roll Industries, Inc. (b)	2,848	94,781
TreeHouse Foods, Inc. (a) (b)	8,973	380,635
Tyson Foods, Inc. Class A	45,377	2,991,706
		60,384,410
GAS UTILITIES — 0.1%
Atmos Energy Corp.	19,239	1,959,492
Chesapeake Utilities Corp.	2,552	294,475
National Fuel Gas Co.	13,651	840,219
New Jersey Resources Corp.	13,548	524,308
Northwest Natural Holding Co.	5,094	220,978
ONE Gas, Inc.	8,218	578,465
South Jersey Industries, Inc.	14,443	482,685
Southwest Gas Holdings, Inc.	7,982	556,744
Spire, Inc.	7,906	492,781
UGI Corp.	32,100	1,037,793
		6,987,940
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	272,545	26,371,454
ABIOMED, Inc. (a)	7,055	1,733,131
Align Technology, Inc. (a)	11,154	2,310,105
AngioDynamics, Inc. (a)	5,575	114,065
Artivion, Inc. (a) (b)	5,484	75,899
Avanos Medical, Inc. (a)	7,573	164,940
Baxter International, Inc.	78,618	4,234,366

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Becton Dickinson & Co.	44,573	$9,932,202
BioLife Solutions, Inc. (a) (b)	4,806	109,337
Boston Scientific Corp. (a)	220,721	8,548,524
Cardiovascular Systems, Inc. (a)	5,930	82,190
CONMED Corp. (b)	4,508	361,406
Cooper Cos., Inc.	7,490	1,976,611
Cutera, Inc. (a) (b)	2,585	117,876
DENTSPLY SIRONA, Inc.	34,171	968,748
DexCom, Inc. (a)	61,278	4,935,330
Edwards Lifesciences Corp. (a)	96,221	7,950,741
Embecta Corp.	8,820	253,928
Enovis Corp. (a)	5,452	251,174
Envista Holdings Corp. (a) (b)	24,735	811,555
Glaukos Corp. (a)	6,416	341,588
Globus Medical, Inc. Class A (a)	11,094	660,870
Haemonetics Corp. (a) (b)	7,703	570,253
Heska Corp. (a) (b)	1,611	117,474
Hologic, Inc. (a)	39,449	2,545,249
ICU Medical, Inc. (a) (b)	2,636	396,982
IDEXX Laboratories, Inc. (a)	13,253	4,317,827
Inari Medical, Inc. (a) (b)	8,692	631,387
Inogen, Inc. (a)	2,800	67,984
Integer Holdings Corp. (a)	5,022	312,519
Integra LifeSciences Holdings Corp. (a)	11,109	470,577
Intuitive Surgical, Inc. (a)	54,540	10,222,978
Lantheus Holdings, Inc. (a)	10,124	712,021
LeMaitre Vascular, Inc. (b)	2,595	131,515
LivaNova PLC (a)	7,913	401,743
Masimo Corp. (a) (b)	7,241	1,022,140
Medtronic PLC	207,133	16,725,990
Meridian Bioscience, Inc. (a)	6,759	213,111
Merit Medical Systems, Inc. (a)	7,545	426,368
Mesa Laboratories, Inc. (b)	570	80,273
Neogen Corp. (a)	26,813	374,578
NuVasive, Inc. (a)	7,603	333,087
Omnicell, Inc. (a)	5,676	493,982
OraSure Technologies, Inc. (a)	6,765	25,639
Orthofix Medical, Inc. (a)	2,930	55,992
Penumbra, Inc. (a)	5,219	989,522
QuidelOrtho Corp. (a)	9,513	679,989
ResMed, Inc.	22,411	4,892,321
Shockwave Medical, Inc. (a)	5,490	1,526,604
STAAR Surgical Co. (a)	7,062	498,224
STERIS PLC	15,253	2,536,269
Stryker Corp.	50,648	10,258,246
Surmodics, Inc. (a) (b)	2,573	78,219
Tandem Diabetes Care, Inc. (a)	9,620	460,317
Teleflex, Inc.	7,157	1,441,849
Varex Imaging Corp. (a) (b)	5,855	123,775
Zimmer Biomet Holdings, Inc.	31,991	3,344,659
Zimvie, Inc. (a)	341	3,366
Zynex, Inc. (b)	2,574	23,346
		139,812,415
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.6%
Acadia Healthcare Co., Inc. (a)	13,933	$1,089,282
AdaptHealth Corp. (a) (b)	15,207	285,587
Addus HomeCare Corp. (a)	2,341	222,957
Amedisys, Inc. (a)	4,638	448,912
AmerisourceBergen Corp.	23,092	3,125,040
AMN Healthcare Services, Inc. (a)	6,526	691,495
Apollo Medical Holdings, Inc. (a) (b)	2,651	103,389
Cardinal Health, Inc.	44,880	2,992,598
Centene Corp. (a)	89,556	6,968,352
Chemed Corp.	2,358	1,029,408
Cigna Corp.	49,143	13,635,708
Community Health Systems, Inc. (a) (b)	18,023	38,749
CorVel Corp. (a)	869	120,296
Covetrus, Inc. (a)	16,403	342,495
Cross Country Healthcare, Inc. (a)	5,049	143,240
CVS Health Corp.	200,007	19,074,668
DaVita, Inc. (a)	11,237	930,086
Elevance Health, Inc.	37,227	16,909,992
Encompass Health Corp.	15,679	709,161
Enhabit, Inc. (a)	7,780	109,231
Ensign Group, Inc.	7,955	632,422
Fulgent Genetics, Inc. (a) (b)	1,977	75,363
Hanger, Inc. (a)	5,677	106,273
HCA Healthcare, Inc.	34,968	6,426,769
HealthEquity, Inc. (a)	11,365	763,387
Henry Schein, Inc. (a)	21,632	1,422,737
Humana, Inc.	19,614	9,516,517
Joint Corp. (a)	2,061	32,378
Laboratory Corp. of America Holdings	14,895	3,050,645
LHC Group, Inc. (a)	4,672	764,620
McKesson Corp.	23,696	8,053,560
ModivCare, Inc. (a)	1,988	198,164
Molina Healthcare, Inc. (a)	9,230	3,044,423
Option Care Health, Inc. (a)	18,859	593,493
Owens & Minor, Inc.	11,548	278,307
Patterson Cos., Inc.	13,700	329,074
Pediatrix Medical Group, Inc. (a)	13,470	222,390
Pennant Group, Inc. (a)	4,108	42,764
Progyny, Inc. (a)	6,383	236,554
Quest Diagnostics, Inc.	20,459	2,510,115
R1 RCM, Inc. (a)	18,669	345,937
RadNet, Inc. (a)	5,860	119,251
Select Medical Holdings Corp. (b)	16,763	370,462
Tenet Healthcare Corp. (a)	16,513	851,741
UnitedHealth Group, Inc.	145,840	73,655,034
Universal Health Services, Inc. Class B	11,764	1,037,350
US Physical Therapy, Inc. (b)	2,185	166,104
		183,816,480

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.0% (e)
Allscripts Healthcare Solutions, Inc. (a)	24,198	$368,536
Computer Programs & Systems, Inc. (a) (b)	2,058	57,377
HealthStream, Inc. (a)	5,154	109,574
NextGen Healthcare, Inc. (a)	8,576	151,795
OptimizeRx Corp. (a)	2,700	40,014
Simulations Plus, Inc. (b)	1,994	96,789
		824,085
HOTELS, RESTAURANTS & LEISURE — 2.0%
BJ's Restaurants, Inc. (a)	4,560	108,756
Bloomin' Brands, Inc.	13,194	241,846
Booking Holdings, Inc. (a)	6,367	10,462,318
Boyd Gaming Corp.	12,410	591,336
Brinker International, Inc. (a) (b)	6,061	151,404
Caesars Entertainment, Inc. (a)	31,822	1,026,578
Carnival Corp. (a) (b)	117,374	825,139
Cheesecake Factory, Inc. (b)	6,497	190,232
Chipotle Mexican Grill, Inc. (a)	4,294	6,452,851
Choice Hotels International, Inc.	4,570	500,506
Churchill Downs, Inc.	5,356	986,307
Chuy's Holdings, Inc. (a)	2,956	68,520
Cracker Barrel Old Country Store, Inc. (b)	3,946	365,321
Darden Restaurants, Inc.	19,855	2,508,084
Dave & Buster's Entertainment, Inc. (a)	5,483	170,137
Dine Brands Global, Inc.	2,198	139,705
Domino's Pizza, Inc.	5,775	1,791,405
El Pollo Loco Holdings, Inc. (a) (b)	2,805	25,021
Expedia Group, Inc. (a)	23,704	2,220,828
Golden Entertainment, Inc. (a)	3,047	106,310
Hilton Worldwide Holdings, Inc.	42,877	5,171,824
Jack in the Box, Inc. (b)	3,439	254,727
Las Vegas Sands Corp. (a)	51,024	1,914,420
Light & Wonder, Inc. Class A (a)	9,483	406,631
Marriott International, Inc. Class A	41,090	5,758,353
Marriott Vacations Worldwide Corp.	5,687	693,018
McDonald's Corp.	114,786	26,485,722
MGM Resorts International	60,816	1,807,451
Monarch Casino & Resort, Inc. (a)	2,310	129,683
Norwegian Cruise Line Holdings, Ltd. (a)	50,782	576,883
Papa John's International, Inc. (b)	5,821	407,528
Penn Entertainment, Inc. (a) (b)	23,150	636,856
Royal Caribbean Cruises, Ltd. (a)	35,120	1,331,048
Ruth's Hospitality Group, Inc.	5,266	88,785
Shake Shack, Inc. Class A (a) (b)	5,170	232,547
Security Description	Shares	Value
Six Flags Entertainment Corp. (a) (b)	11,569	$204,771
Starbucks Corp.	180,533	15,211,711
Texas Roadhouse, Inc.	10,288	897,731
Travel + Leisure Co.	13,893	474,029
Wendy's Co.	27,885	521,171
Wingstop, Inc.	4,690	588,220
Wyndham Hotels & Resorts, Inc.	14,554	892,888
Wynn Resorts, Ltd. (a) (b)	15,485	976,020
Yum! Brands, Inc.	46,232	4,916,311
		99,510,932
HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc. (a)	1,454	299,175
Century Communities, Inc. (b)	3,115	133,260
D.R. Horton, Inc.	50,852	3,424,882
Ethan Allen Interiors, Inc. (b)	4,603	97,307
Garmin, Ltd.	23,040	1,850,342
Green Brick Partners, Inc. (a) (b)	7,140	152,653
Helen of Troy, Ltd. (a) (b)	4,108	396,176
Installed Building Products, Inc. (b)	3,338	270,345
iRobot Corp. (a)	4,408	248,303
KB Home	13,997	362,802
La-Z-Boy, Inc. (b)	7,260	163,858
Leggett & Platt, Inc.	20,471	680,047
Lennar Corp. Class A	41,988	3,130,205
LGI Homes, Inc. (a) (b)	2,545	207,087
M/I Homes, Inc. (a)	3,236	117,240
MDC Holdings, Inc. (b)	8,800	241,296
Meritage Homes Corp. (a)	5,629	395,550
Mohawk Industries, Inc. (a)	9,228	841,501
Newell Brands, Inc.	59,241	822,858
NVR, Inc. (a)	449	1,790,199
PulteGroup, Inc. (a)	40,576	1,521,600
Sonos, Inc. (a)	19,770	274,803
Taylor Morrison Home Corp. (a)	19,887	463,765
Tempur Sealy International, Inc.	29,167	704,091
Toll Brothers, Inc.	17,898	751,716
TopBuild Corp. (a)	5,076	836,423
Tri Pointe Homes, Inc. (a)	19,735	298,196
Tupperware Brands Corp. (a)	7,551	49,459
Universal Electronics, Inc. (a)	2,161	42,507
Whirlpool Corp.	9,704	1,308,196
		21,875,842
HOUSEHOLD PRODUCTS — 1.3%
Central Garden & Pet Co. (a) (b)	2,117	76,297
Central Garden & Pet Co. Class A (a)	6,312	215,618
Church & Dwight Co., Inc.	37,975	2,712,934
Clorox Co.	19,208	2,466,115
Colgate-Palmolive Co.	128,869	9,053,047
Energizer Holdings, Inc. (b)	9,017	226,687

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Kimberly-Clark Corp.	52,448	$5,902,498
Procter & Gamble Co.	374,131	47,234,039
WD-40 Co. (b)	2,196	385,925
		68,273,160
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	103,552	2,340,275
Ormat Technologies, Inc. (b)	6,933	597,625
		2,937,900
INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.	86,556	9,564,438
General Electric Co.	167,314	10,358,410
Honeywell International, Inc.	106,078	17,711,843
		37,634,691
INSURANCE — 2.4%
Aflac, Inc.	90,706	5,097,677
Alleghany Corp. (a)	1,468	1,232,195
Allstate Corp.	44,198	5,503,977
Ambac Financial Group, Inc. (a)	7,242	92,335
American Equity Investment Life Holding Co. (b)	13,366	498,418
American Financial Group, Inc.	10,702	1,315,597
American International Group, Inc.	123,646	5,870,712
AMERISAFE, Inc.	2,698	126,078
Aon PLC Class A	33,969	9,099,276
Arthur J Gallagher & Co.	30,048	5,144,819
Assurant, Inc.	9,339	1,356,676
Assured Guaranty, Ltd.	12,346	598,164
Brighthouse Financial, Inc. (a)	8,002	347,447
Brown & Brown, Inc.	35,383	2,139,964
Chubb, Ltd.	65,725	11,954,063
Cincinnati Financial Corp.	23,470	2,102,208
CNO Financial Group, Inc.	21,342	383,516
eHealth, Inc. (a)	3,168	12,387
Employers Holdings, Inc.	5,284	182,245
Everest Re Group, Ltd.	6,455	1,694,050
First American Financial Corp.	16,440	757,884
Genworth Financial, Inc. Class A (a)	72,922	255,227
Globe Life, Inc.	14,851	1,480,645
Hanover Insurance Group, Inc.	5,682	728,091
Hartford Financial Services Group, Inc.	54,754	3,391,463
HCI Group, Inc.	1,056	41,395
Horace Mann Educators Corp.	5,842	206,164
James River Group Holdings, Ltd.	4,953	112,978
Kemper Corp. (b)	8,741	360,654
Kinsale Capital Group, Inc.	2,665	680,694
Lincoln National Corp.	27,722	1,217,273
Loews Corp.	35,246	1,756,661
Marsh & McLennan Cos., Inc.	78,289	11,687,765
Mercury General Corp.	4,200	119,364
MetLife, Inc.	108,670	6,604,963
Security Description	Shares	Value
Old Republic International Corp.	44,555	$932,536
Palomar Holdings, Inc. (a)	2,999	251,076
Primerica, Inc.	6,370	786,376
Principal Financial Group, Inc.	39,069	2,818,828
ProAssurance Corp.	10,051	196,095
Progressive Corp.	90,258	10,488,882
Prudential Financial, Inc.	60,594	5,197,753
Reinsurance Group of America, Inc.	10,331	1,299,743
RenaissanceRe Holdings, Ltd.	7,012	984,415
RLI Corp.	6,382	653,389
Safety Insurance Group, Inc.	2,586	210,914
Selective Insurance Group, Inc.	8,519	693,447
Selectquote, Inc. (a) (b)	8,308	6,065
SiriusPoint, Ltd. (a)	13,129	64,989
Stewart Information Services Corp.	3,239	141,350
Travelers Cos., Inc.	38,772	5,939,870
Trupanion, Inc. (a) (b)	4,720	280,510
United Fire Group, Inc. (b)	2,754	79,122
Universal Insurance Holdings, Inc.	5,249	51,703
Unum Group	32,085	1,244,898
W R Berkley Corp.	32,851	2,121,518
Willis Towers Watson PLC	19,644	3,947,265
		122,543,769
INTERACTIVE MEDIA & SERVICES — 4.4%
Actua Corp. (a)	1,285	65
Alphabet, Inc. Class A (a)	927,747	88,739,000
Alphabet, Inc. Class C (a)	838,386	80,610,814
Cars.com, Inc. (a)	9,908	113,942
Match Group, Inc. (a)	42,637	2,035,917
Meta Platforms, Inc. Class A (a)	356,708	48,398,141
QuinStreet, Inc. (a)	7,318	76,839
TripAdvisor, Inc. (a)	15,277	337,316
Twitter, Inc. (a)	110,526	4,845,460
Yelp, Inc. (a)	8,734	296,170
Ziff Davis, Inc. (a) (b)	6,316	432,520
		225,886,184
INTERNET & DIRECT MARKETING RETAIL — 3.1%
Amazon.com, Inc. (a)	1,372,743	155,119,959
eBay, Inc.	93,169	3,429,551
Etsy, Inc. (a)	18,954	1,897,864
Liquidity Services, Inc. (a)	4,202	68,325
PetMed Express, Inc. (b)	2,729	53,270
Shutterstock, Inc. (b)	3,367	168,922
		160,737,891
IT SERVICES — 4.2%
Accenture PLC Class A	97,434	25,069,768
Akamai Technologies, Inc. (a)	25,474	2,046,072
Automatic Data Processing, Inc.	65,910	14,908,183
BM Technologies, Inc. (a)	11	74
Bread Financial Holdings, Inc.	6,556	206,186

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	17,891	$2,582,029
Cognizant Technology Solutions Corp. Class A	82,203	4,721,740
Concentrix Corp.	6,589	735,530
CSG Systems International, Inc.	5,304	280,476
DXC Technology Co. (a)	39,866	975,920
EPAM Systems, Inc. (a)	8,708	3,153,951
Euronet Worldwide, Inc. (a)	8,059	610,550
EVERTEC, Inc.	9,374	293,875
ExlService Holdings, Inc. (a) (b)	5,194	765,388
Fidelity National Information Services, Inc.	95,479	7,215,348
Fiserv, Inc. (a)	95,071	8,895,793
FleetCor Technologies, Inc. (a)	12,750	2,246,167
Gartner, Inc. (a)	13,709	3,793,143
Genpact, Ltd.	26,795	1,172,817
Global Payments, Inc.	44,764	4,836,750
International Business Machines Corp.	136,463	16,213,169
Jack Henry & Associates, Inc.	11,909	2,170,653
Kyndryl Holdings, Inc. (a)	27,325	225,978
Mastercard, Inc. Class A	134,048	38,115,208
MAXIMUS, Inc.	9,739	563,596
Paychex, Inc.	49,224	5,523,425
PayPal Holdings, Inc. (a)	180,238	15,513,085
Perficient, Inc. (a)	5,053	328,546
Sabre Corp. (a) (b)	44,931	231,395
TTEC Holdings, Inc.	2,639	116,934
Unisys Corp. (a)	13,196	99,630
VeriSign, Inc. (a)	15,270	2,652,399
Visa, Inc. Class A	255,325	45,358,486
Western Union Co. (b)	63,886	862,461
WEX, Inc. (a)	6,866	871,570
		213,356,295
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	12,164	796,134
Hasbro, Inc.	20,179	1,360,468
Mattel, Inc. (a) (b)	54,485	1,031,946
Polaris, Inc. (b)	9,079	868,406
Sturm Ruger & Co., Inc. (b)	2,668	135,508
Topgolf Callaway Brands Corp. (a) (b)	15,378	296,180
Vista Outdoor, Inc. (a) (b)	9,204	223,841
YETI Holdings, Inc. (a)	11,844	337,791
		5,050,274
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Agilent Technologies, Inc.	46,903	5,701,060
Azenta, Inc. (b)	11,615	497,819
Bio-Rad Laboratories, Inc. Class A (a)	3,019	1,259,346
Bio-Techne Corp.	6,112	1,735,808
Bruker Corp.	15,639	829,805
Charles River Laboratories International, Inc. (a)	7,828	1,540,550
Security Description	Shares	Value
Danaher Corp.	100,340	$25,916,819
Illumina, Inc. (a)	24,470	4,668,631
IQVIA Holdings, Inc. (a)	29,411	5,327,508
Medpace Holdings, Inc. (a) (b)	4,345	682,904
Mettler-Toledo International, Inc. (a)	3,680	3,989,562
NeoGenomics, Inc. (a)	18,881	162,565
PerkinElmer, Inc.	19,938	2,399,139
Repligen Corp. (a) (b)	7,374	1,379,749
Sotera Health Co. (a)	1,015	6,922
Syneos Health, Inc. (a)	16,923	797,919
Thermo Fisher Scientific, Inc.	61,098	30,988,295
Waters Corp. (a)	9,605	2,588,836
West Pharmaceutical Services, Inc.	11,409	2,807,527
		93,280,764
MACHINERY — 1.8%
AGCO Corp.	9,530	916,500
Alamo Group, Inc.	1,627	198,933
Albany International Corp. Class A	4,866	383,587
Astec Industries, Inc.	3,035	94,662
Barnes Group, Inc.	7,719	222,925
Caterpillar, Inc.	82,902	13,602,560
Chart Industries, Inc. (a) (b)	5,357	987,563
CIRCOR International, Inc. (a)	2,628	43,336
Crane Holdings Co.	7,651	669,769
Cummins, Inc.	22,652	4,609,909
Deere & Co.	43,562	14,544,916
Donaldson Co., Inc.	19,577	959,469
Dover Corp.	22,396	2,610,926
Enerpac Tool Group Corp.	9,964	177,658
EnPro Industries, Inc.	3,108	264,118
Esab Corp.	5,452	181,879
ESCO Technologies, Inc.	4,150	304,776
Federal Signal Corp.	9,481	353,831
Flowserve Corp. (b)	20,973	509,644
Fortive Corp.	52,435	3,056,960
Franklin Electric Co., Inc.	6,206	507,092
Graco, Inc.	26,060	1,562,297
Greenbrier Cos., Inc.	5,096	123,680
Hillenbrand, Inc.	11,704	429,771
IDEX Corp.	11,825	2,363,226
Illinois Tool Works, Inc.	44,349	8,011,647
Ingersoll Rand, Inc.	56,585	2,447,867
ITT, Inc.	13,657	892,348
John Bean Technologies Corp.	4,926	423,636
Kennametal, Inc.	13,175	271,142
Lincoln Electric Holdings, Inc.	9,270	1,165,424
Lindsay Corp.	1,786	255,898
Middleby Corp. (a)	8,860	1,135,586
Mueller Industries, Inc.	4,844	287,927
Nordson Corp.	7,777	1,650,824
Oshkosh Corp.	10,722	753,649
Otis Worldwide Corp.	62,875	4,011,425
PACCAR, Inc.	53,232	4,454,986

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Parker-Hannifin Corp.	20,038	$4,855,408
Pentair PLC	25,944	1,054,105
Proto Labs, Inc. (a)	4,238	154,390
Snap-on, Inc.	8,510	1,713,488
SPX Technologies, Inc. (a)	7,074	390,626
Standex International Corp.	2,367	193,266
Stanley Black & Decker, Inc.	24,481	1,841,216
Tennant Co.	2,658	150,336
Terex Corp.	11,478	341,356
Timken Co.	10,804	637,868
Titan International, Inc. (a)	10,017	121,606
Toro Co.	16,677	1,442,227
Trinity Industries, Inc. (b)	13,090	279,472
Wabash National Corp. (b)	8,847	137,659
Watts Water Technologies, Inc. Class A	4,416	555,224
Westinghouse Air Brake Technologies Corp.	27,645	2,248,921
Xylem, Inc.	27,747	2,423,978
		93,983,492
MARINE — 0.0% (e)
Kirby Corp. (a)	8,500	516,545
Matson, Inc. (b)	6,834	420,428
		936,973
MEDIA — 0.8%
AMC Networks, Inc. Class A (a) (b)	4,237	86,011
Cable One, Inc. (b)	776	661,967
Charter Communications, Inc. Class A (a)	18,067	5,480,624
Comcast Corp. Class A	693,757	20,347,893
DISH Network Corp. Class A (a)	38,959	538,803
EW Scripps Co. Class A (a) (b)	10,487	118,189
Fox Corp. Class A	51,457	1,578,701
Fox Corp. Class B	23,663	674,396
Gannett Co., Inc. (a) (b)	15,135	23,157
Interpublic Group of Cos., Inc.	60,889	1,558,758
John Wiley & Sons, Inc. Class A	6,856	257,511
New York Times Co. Class A	22,245	639,544
News Corp. Class A	61,054	922,526
News Corp. Class B (b)	18,945	292,132
Omnicom Group, Inc. (b)	32,946	2,078,563
Paramount Global Class B (b)	87,379	1,663,696
Scholastic Corp.	5,240	161,182
TechTarget, Inc. (a)	3,887	230,110
TEGNA, Inc.	34,396	711,309
Thryv Holdings, Inc. (a)	2,596	59,267
Tremor International, Ltd. (a)	1,016	3,527
		38,087,866
METALS & MINING — 0.5%
Alcoa Corp.	26,264	884,046
Arconic Corp. (a) (b)	15,386	262,177
ATI, Inc. (a) (b)	20,198	537,469
Carpenter Technology Corp. (b)	7,854	244,574
Security Description	Shares	Value
Century Aluminum Co. (a) (b)	7,939	$41,918
Cleveland-Cliffs, Inc. (a) (b)	76,404	1,029,162
Commercial Metals Co.	18,743	665,002
Compass Minerals International, Inc. (b)	5,310	204,594
Ferroglobe PLC (a) (f)	929	—
Freeport-McMoRan, Inc.	224,341	6,131,240
Haynes International, Inc. (b)	2,543	89,310
Kaiser Aluminum Corp. (b)	2,668	163,682
Materion Corp. (b)	2,722	217,760
MP Materials Corp. (a) (b)	11,593	316,489
Newmont Corp.	123,723	5,200,078
Nucor Corp.	42,206	4,515,620
Olympic Steel, Inc.	2,495	56,911
Reliance Steel & Aluminum Co.	9,836	1,715,497
Royal Gold, Inc.	10,030	941,015
Steel Dynamics, Inc.	30,917	2,193,561
SunCoke Energy, Inc.	4,930	28,643
TimkenSteel Corp. (a) (b)	3,155	47,293
United States Steel Corp. (b)	33,358	604,447
Warrior Met Coal, Inc.	5,780	164,383
Worthington Industries, Inc.	5,560	212,058
		26,466,929
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (e)
Annaly Capital Management, Inc. REIT	44,547	764,426
Apollo Commercial Real Estate Finance, Inc. REIT (b)	18,923	157,061
ARMOUR Residential REIT, Inc. (b)	9,368	45,622
Ellington Financial, Inc. REIT (b)	6,951	79,033
Franklin BSP Realty Trust, Inc. REIT	5,645	60,797
Granite Point Mortgage Trust, Inc. REIT	7,417	47,765
Invesco Mortgage Capital, Inc. REIT (b)	22,185	246,253
KKR Real Estate Finance Trust, Inc. REIT (b)	5,979	97,159
New York Mortgage Trust, Inc. REIT (b)	51,935	121,528
PennyMac Mortgage Investment Trust REIT (b)	15,741	185,429
Ready Capital Corp. REIT (b)	9,677	98,125
Redwood Trust, Inc. REIT (b)	17,882	102,643
Two Harbors Investment Corp. REIT (b)	43,458	144,281
		2,150,122
MULTI-UTILITIES — 0.9%
Ameren Corp.	38,297	3,084,823
Avista Corp.	10,896	403,697
Black Hills Corp.	9,536	645,873
CenterPoint Energy, Inc.	101,119	2,849,533
CMS Energy Corp.	44,003	2,562,735
Consolidated Edison, Inc.	53,374	4,577,354

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Dominion Energy, Inc.	125,923	$8,702,539
DTE Energy Co.	29,788	3,427,109
NiSource, Inc.	60,030	1,512,156
NorthWestern Corp. (b)	8,202	404,195
Public Service Enterprise Group, Inc.	77,874	4,378,855
Sempra Energy	49,179	7,373,899
Unitil Corp.	2,275	105,674
WEC Energy Group, Inc.	48,475	4,335,119
		44,363,561
MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	5,787	90,335
Dollar General Corp.	35,593	8,537,337
Dollar Tree, Inc. (a)	33,342	4,537,846
Kohl's Corp.	24,338	612,101
Macy's, Inc.	48,356	757,739
Nordstrom, Inc. (b)	16,877	282,352
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	8,372	431,995
Target Corp.	74,137	11,001,189
		26,250,894
OIL, GAS & CONSUMABLE FUELS — 4.2%
Antero Midstream Corp. (b)	45,690	419,434
APA Corp.	58,598	2,003,466
Battalion Oil Corp. (a)	52	619
Callon Petroleum Co. (a) (b)	6,533	228,720
Chevron Corp.	283,192	40,686,195
Civitas Resources, Inc.	13,271	761,623
CNX Resources Corp. (a)	34,626	537,742
ConocoPhillips	200,709	20,540,559
CONSOL Energy, Inc.	5,271	339,031
Coterra Energy, Inc.	128,590	3,358,771
Devon Energy Corp.	94,415	5,677,174
Diamondback Energy, Inc.	26,724	3,219,173
Dorian LPG, Ltd. (b)	5,331	72,342
DT Midstream, Inc. (a)	14,688	762,160
EOG Resources, Inc.	89,772	10,030,226
EQT Corp.	52,266	2,129,840
Equitrans Midstream Corp.	62,503	467,522
Exxon Mobil Corp.	650,675	56,810,434
Green Plains, Inc. (a)	8,001	232,589
Hess Corp.	41,500	4,523,085
HF Sinclair Corp.	23,472	1,263,732
Kinder Morgan, Inc.	299,871	4,989,853
Laredo Petroleum, Inc. (a)	1,816	114,136
Marathon Oil Corp.	124,374	2,808,365
Marathon Petroleum Corp.	80,904	8,036,194
Matador Resources Co.	16,690	816,475
Murphy Oil Corp.	23,007	809,156
Occidental Petroleum Corp.	118,718	7,295,221
ONEOK, Inc.	66,734	3,419,450
Par Pacific Holdings, Inc. (a)	7,900	129,639
PBF Energy, Inc. Class A (a)	17,900	629,364
PDC Energy, Inc.	15,256	881,644
Phillips 66	73,559	5,937,682
Security Description	Shares	Value
Pioneer Natural Resources Co.	36,244	$7,847,913
Range Resources Corp.	41,591	1,050,589
Ranger Oil Corp. Class A (b)	2,585	81,298
REX American Resources Corp. (a)	474	13,234
SM Energy Co.	18,460	694,281
Southwestern Energy Co. (a)	151,557	927,529
Talos Energy, Inc. (a)	3,654	60,839
Targa Resources Corp.	34,975	2,110,392
Valero Energy Corp.	62,677	6,697,037
Williams Cos., Inc.	186,887	5,350,575
World Fuel Services Corp.	9,744	228,399
		214,993,702
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	2,577	96,895
Glatfelter Corp.	7,798	24,252
Louisiana-Pacific Corp.	10,096	516,814
Mercer International, Inc.	5,760	70,848
Sylvamo Corp.	5,379	182,348
		891,157
PERSONAL PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	12,466	256,924
Coty, Inc. Class A (a)	44,720	282,630
Edgewell Personal Care Co.	8,700	325,380
elf Beauty, Inc. (a)	6,056	227,827
Estee Lauder Cos., Inc. Class A	35,034	7,563,841
Inter Parfums, Inc.	2,646	199,667
Medifast, Inc. (b)	1,883	204,042
Nu Skin Enterprises, Inc. Class A	7,877	262,856
USANA Health Sciences, Inc. (a)	1,962	109,970
		9,433,137
PHARMACEUTICALS — 4.3%
Amphastar Pharmaceuticals, Inc. (a)	5,465	153,567
ANI Pharmaceuticals, Inc. (a) (b)	610	19,605
Bristol-Myers Squibb Co.	330,375	23,486,359
Cara Therapeutics, Inc. (a) (b)	6,555	61,355
Catalent, Inc. (a)	25,876	1,872,387
Collegium Pharmaceutical, Inc. (a) (b)	898	14,386
Corcept Therapeutics, Inc. (a) (b)	16,112	413,112
Eli Lilly & Co.	122,194	39,511,430
Harmony Biosciences Holdings, Inc. (a) (b)	3,523	156,034
Innoviva, Inc. (a) (b)	9,541	110,771
Jazz Pharmaceuticals PLC (a)	8,804	1,173,485
Johnson & Johnson	405,262	66,203,600
Merck & Co., Inc.	389,283	33,525,052
Nektar Therapeutics (a) (b)	29,423	94,154
Organon & Co.	38,975	912,015
Pacira BioSciences, Inc. (a)	6,891	366,532

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Perrigo Co. PLC	21,536	$767,974
Pfizer, Inc.	867,620	37,967,051
Phibro Animal Health Corp. Class A	2,736	36,361
Prestige Consumer Healthcare, Inc. (a)	8,075	402,377
Supernus Pharmaceuticals, Inc. (a)	8,166	276,419
Viatris, Inc.	185,799	1,583,008
Zoetis, Inc.	73,308	10,870,843
		219,977,877
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	7,853	709,676
CACI International, Inc. Class A (a)	4,089	1,067,474
CoStar Group, Inc. (a)	54,386	3,787,985
Equifax, Inc.	18,654	3,197,855
Exponent, Inc.	7,901	692,681
Forrester Research, Inc. (a)	2,427	87,396
FTI Consulting, Inc. (a)	5,040	835,178
Heidrick & Struggles International, Inc.	2,880	74,851
Insperity, Inc.	5,382	549,448
Jacobs Solutions, Inc.	20,402	2,213,413
KBR, Inc.	22,080	954,297
Kelly Services, Inc. Class A (b)	5,208	70,777
Korn Ferry (b)	8,422	395,413
Leidos Holdings, Inc.	20,923	1,830,135
ManpowerGroup, Inc.	9,110	589,326
Nielsen Holdings PLC	55,901	1,549,576
Resources Connection, Inc.	5,140	92,880
Robert Half International, Inc.	17,740	1,357,110
Science Applications International Corp.	8,734	772,348
TrueBlue, Inc. (a)	7,132	136,078
Verisk Analytics, Inc.	25,107	4,281,497
		25,245,394
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	19,661	159,451
CBRE Group, Inc. Class A (a)	51,451	3,473,457
Douglas Elliman, Inc.	9,452	38,753
Jones Lang LaSalle, Inc. (a)	7,894	1,192,547
Marcus & Millichap, Inc. (b)	3,791	124,269
RE/MAX Holdings, Inc. Class A	2,918	55,179
St. Joe Co.	4,841	155,057
		5,198,713
ROAD & RAIL — 0.9%
ArcBest Corp.	4,392	319,430
Avis Budget Group, Inc. (a) (b)	4,833	717,507
CSX Corp.	339,229	9,037,061
Heartland Express, Inc.	7,966	113,993
JB Hunt Transport Services, Inc.	13,237	2,070,532
Knight-Swift Transportation Holdings, Inc. (b)	26,984	1,320,327
Landstar System, Inc.	6,052	873,727
Security Description	Shares	Value
Marten Transport, Ltd.	8,546	$163,741
Norfolk Southern Corp.	37,350	7,830,427
Old Dominion Freight Line, Inc.	14,617	3,636,271
Ryder System, Inc.	8,367	631,625
Saia, Inc. (a)	4,150	788,500
Union Pacific Corp.	97,019	18,901,242
Werner Enterprises, Inc.	8,456	317,946
XPO Logistics, Inc. (a)	14,659	652,619
		47,374,948
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.7%
Advanced Micro Devices, Inc. (a)	250,312	15,859,768
Alpha & Omega Semiconductor, Ltd. (a) (b)	3,234	99,478
Amkor Technology, Inc.	16,336	278,529
Analog Devices, Inc.	82,922	11,554,351
Applied Materials, Inc.	140,498	11,511,001
Axcelis Technologies, Inc. (a)	3,238	196,093
Broadcom, Inc.	63,372	28,137,802
CEVA, Inc. (a) (b)	3,273	85,851
Cirrus Logic, Inc. (a)	9,085	625,048
Cohu, Inc. (a) (b)	6,259	161,357
Diodes, Inc. (a)	5,666	367,780
Enphase Energy, Inc. (a)	20,593	5,713,940
Entegris, Inc.	1,956	162,387
First Solar, Inc. (a)	13,711	1,813,554
FormFactor, Inc. (a)	11,979	300,074
Ichor Holdings, Ltd. (a) (b)	2,849	68,974
Intel Corp.	631,833	16,282,336
KLA Corp.	22,900	6,930,227
Kulicke & Soffa Industries, Inc. (b)	9,734	375,051
Lam Research Corp.	21,645	7,922,070
Lattice Semiconductor Corp. (a)	20,956	1,031,245
MACOM Technology Solutions Holdings, Inc. (a)	7,590	393,086
MaxLinear, Inc. (a)	10,884	355,036
Microchip Technology, Inc.	81,997	5,004,277
Micron Technology, Inc.	171,969	8,615,647
MKS Instruments, Inc.	8,262	682,772
Monolithic Power Systems, Inc.	6,446	2,342,476
NVIDIA Corp.	385,947	46,850,106
NXP Semiconductors NV	40,627	5,992,889
ON Semiconductor Corp. (a)	67,405	4,201,354
Onto Innovation, Inc. (a)	7,067	452,641
PDF Solutions, Inc. (a)	4,861	119,240
Photronics, Inc. (a) (b)	10,231	149,577
Power Integrations, Inc.	7,836	504,012
Qorvo, Inc. (a)	17,412	1,382,687
QUALCOMM, Inc.	173,918	19,649,256
Rambus, Inc. (a)	18,476	469,660
Semtech Corp. (a)	10,036	295,159
Silicon Laboratories, Inc. (a)	6,782	837,170
SiTime Corp. (a)	2,278	179,347
Skyworks Solutions, Inc.	25,537	2,177,540

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
SMART Global Holdings, Inc. (a) (b)	4,694	$74,494
SolarEdge Technologies, Inc. (a)	7,864	1,820,201
SunPower Corp. (a) (b)	12,858	296,248
Synaptics, Inc. (a)	5,504	544,951
Teradyne, Inc. (b)	25,561	1,920,909
Texas Instruments, Inc.	141,356	21,879,082
Ultra Clean Holdings, Inc. (a)	5,800	149,350
Universal Display Corp.	6,757	637,523
Veeco Instruments, Inc. (a)	7,612	139,452
Wolfspeed, Inc. (a)	16,710	1,727,146
		239,320,204
SOFTWARE — 8.1%
8x8, Inc. (a) (b)	16,527	57,018
A10 Networks, Inc.	9,272	123,039
ACI Worldwide, Inc. (a)	18,362	383,766
Adobe, Inc. (a)	73,342	20,183,718
Agilysys, Inc. (a)	2,775	153,596
Alarm.com Holdings, Inc. (a)	6,503	421,785
ANSYS, Inc. (a)	13,321	2,953,266
Aspen Technology, Inc. (a) (b)	4,367	1,040,219
Autodesk, Inc. (a)	34,062	6,362,782
Blackbaud, Inc. (a)	7,806	343,932
Cadence Design Systems, Inc. (a)	42,768	6,989,574
Cerence, Inc. (a)	5,935	93,476
Ceridian HCM Holding, Inc. (a)	20,539	1,147,719
Citrix Systems, Inc. (a)	17,890	1,860,560
CommVault Systems, Inc. (a)	7,639	405,173
Consensus Cloud Solutions, Inc. (a) (b)	2,105	99,567
Digital Turbine, Inc. (a) (b)	12,215	176,018
Dynatrace, Inc. (a)	26,829	933,918
Ebix, Inc. (b)	4,472	84,834
Envestnet, Inc. (a) (b)	8,460	375,624
Fair Isaac Corp. (a) (b)	4,516	1,860,637
Fortinet, Inc. (a)	103,812	5,100,284
InterDigital, Inc. (b)	4,712	190,459
Intuit, Inc.	43,703	16,927,046
LivePerson, Inc. (a) (b)	9,808	92,391
LiveRamp Holdings, Inc. (a)	10,475	190,226
Manhattan Associates, Inc. (a)	9,763	1,298,772
Microsoft Corp.	1,159,838	270,126,270
NCR Corp. (a)	20,421	388,203
NortonLifeLock, Inc.	91,347	1,839,729
OneSpan, Inc. (a)	5,239	45,108
Oracle Corp.	243,867	14,892,958
Paycom Software, Inc. (a)	7,412	2,445,886
Paylocity Holding Corp. (a)	5,885	1,421,698
Progress Software Corp. (b)	7,318	311,381
PTC, Inc. (a)	16,434	1,718,996
Qualys, Inc. (a)	5,153	718,277
Roper Technologies, Inc.	16,196	5,824,729
Salesforce, Inc. (a)	151,680	21,817,651
ServiceNow, Inc. (a)	31,098	11,742,916
Security Description	Shares	Value
SPS Commerce, Inc. (a)	5,308	$659,413
Synopsys, Inc. (a)	23,430	7,158,099
Teradata Corp. (a)	16,703	518,795
Tyler Technologies, Inc. (a)	6,220	2,161,450
Xperi Holding Corp.	14,855	210,050
		413,851,008
SPECIALTY RETAIL — 2.4%
Aaron's Co., Inc.	5,972	58,048
Abercrombie & Fitch Co. Class A (a) (b)	8,029	124,851
Academy Sports & Outdoors, Inc. (b)	13,630	574,913
Advance Auto Parts, Inc.	10,403	1,626,405
American Eagle Outfitters, Inc.	24,220	235,661
America's Car-Mart, Inc. (a) (b)	900	54,918
Asbury Automotive Group, Inc. (a) (b)	3,029	457,682
AutoNation, Inc. (a) (b)	6,299	641,679
AutoZone, Inc. (a)	3,140	6,725,660
Bath & Body Works, Inc.	37,073	1,208,580
Bed Bath & Beyond, Inc. (a) (b)	19,059	116,069
Best Buy Co., Inc.	31,352	1,985,836
Boot Barn Holdings, Inc. (a)	3,005	175,672
Buckle, Inc.	4,503	142,565
Caleres, Inc.	7,774	188,286
CarMax, Inc. (a)	25,649	1,693,347
Cato Corp. Class A	5,317	50,724
Chico's FAS, Inc. (a) (b)	35,103	169,899
Children's Place, Inc. (a) (b)	2,755	85,102
Conn's, Inc. (a) (b)	2,914	20,631
Designer Brands, Inc. Class A (b)	12,679	194,115
Dick's Sporting Goods, Inc. (b)	10,036	1,050,167
Five Below, Inc. (a) (b)	8,489	1,168,681
Foot Locker, Inc. (b)	15,775	491,076
GameStop Corp. Class A (a) (b)	35,696	897,040
Gap, Inc. (b)	32,447	266,390
Genesco, Inc. (a) (b)	2,251	88,509
Group 1 Automotive, Inc. (b)	2,666	380,891
Guess?, Inc. (b)	5,799	85,071
Haverty Furniture Cos., Inc. (b)	2,673	66,558
Hibbett, Inc.	2,572	128,111
Home Depot, Inc.	159,278	43,951,171
Leslie's, Inc. (a)	23,040	338,918
Lithia Motors, Inc.	4,413	946,809
LL Flooring Holdings, Inc. (a) (b)	4,559	31,594
Lowe's Cos., Inc.	100,787	18,928,806
MarineMax, Inc. (a) (b)	2,806	83,591
Monro, Inc.	5,414	235,292
Murphy USA, Inc. (b)	3,780	1,039,160
National Vision Holdings, Inc. (a) (b)	12,801	417,953
ODP Corp. (a)	6,972	245,066
O'Reilly Automotive, Inc. (a)	10,076	7,086,955
Rent-A-Center, Inc. (b)	6,214	108,807
RH (a) (b)	2,439	600,165

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Ross Stores, Inc.	55,006	$4,635,356
Sally Beauty Holdings, Inc. (a) (b)	20,587	259,396
Shoe Carnival, Inc. (b)	3,972	85,160
Signet Jewelers, Ltd.	8,102	463,353
Sleep Number Corp. (a) (b)	4,295	145,214
Sonic Automotive, Inc. Class A (b)	3,679	159,301
TJX Cos., Inc.	185,004	11,492,448
Tractor Supply Co.	18,187	3,380,600
Ulta Beauty, Inc. (a)	7,963	3,194,676
Urban Outfitters, Inc. (a)	10,375	203,869
Victoria's Secret & Co. (a) (b)	12,173	354,478
Williams-Sonoma, Inc.	11,875	1,399,469
Zumiez, Inc. (a) (b)	3,062	65,925
		121,006,669
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.6%
3D Systems Corp. (a) (b)	21,119	168,530
Apple, Inc.	2,350,751	324,873,788
Avid Technology, Inc. (a) (b)	5,474	127,325
Corsair Gaming, Inc. (a) (b)	5,016	56,932
Diebold Nixdorf, Inc. (a) (b)	12,799	31,230
Hewlett Packard Enterprise Co.	198,530	2,378,389
HP, Inc.	153,117	3,815,676
NetApp, Inc.	34,952	2,161,781
Seagate Technology Holdings PLC (b)	30,910	1,645,339
Western Digital Corp. (a)	47,660	1,551,333
Xerox Holdings Corp.	24,841	324,920
		337,135,243
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings, Ltd. (a)	23,592	906,877
Carter's, Inc. (b)	7,008	459,234
Columbia Sportswear Co.	4,930	331,789
Crocs, Inc. (a)	10,405	714,407
Deckers Outdoor Corp. (a)	4,426	1,383,612
Fossil Group, Inc. (a)	9,882	33,796
G-III Apparel Group, Ltd. (a)	7,811	116,775
Hanesbrands, Inc. (b)	53,475	372,186
Kontoor Brands, Inc. (b)	7,304	245,487
Movado Group, Inc.	2,646	74,564
NIKE, Inc. Class B	196,564	16,338,400
Oxford Industries, Inc. (b)	2,646	237,558
PVH Corp.	11,211	502,253
Ralph Lauren Corp. (b)	7,676	651,923
Skechers U.S.A., Inc. Class A (a)	19,803	628,151
Steven Madden, Ltd.	12,095	322,574
Tapestry, Inc.	43,154	1,226,868
Under Armour, Inc. Class A (a)	30,925	205,651
Under Armour, Inc. Class C (a)	30,775	183,419
Unifi, Inc. (a)	2,643	25,135
VF Corp.	49,365	1,476,507
Security Description	Shares	Value
Wolverine World Wide, Inc.	12,558	$193,268
		26,630,434
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	8,500	290,955
Capitol Federal Financial, Inc.	20,360	168,988
Essent Group, Ltd.	16,020	558,617
Flagstar Bancorp, Inc.	7,929	264,829
MGIC Investment Corp.	52,669	675,217
Mr Cooper Group, Inc. (a)	11,338	459,189
New York Community Bancorp, Inc. (b)	73,535	627,253
NMI Holdings, Inc. Class A (a)	9,139	186,161
Northfield Bancorp, Inc.	8,070	115,482
Northwest Bancshares, Inc. (b)	17,178	232,075
Provident Financial Services, Inc.	11,025	214,987
TrustCo Bank Corp.	3,030	95,203
Walker & Dunlop, Inc.	4,566	382,311
WSFS Financial Corp.	7,834	363,968
		4,635,235
TOBACCO — 0.6%
Altria Group, Inc.	285,898	11,544,561
Philip Morris International, Inc.	239,687	19,896,418
Universal Corp. (b)	2,550	117,402
Vector Group, Ltd.	18,864	166,192
		31,724,573
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	6,222	639,497
Boise Cascade Co.	5,849	347,782
DXP Enterprises, Inc. (a)	2,459	58,229
Fastenal Co.	88,369	4,068,509
GATX Corp.	5,290	450,444
GMS, Inc. (a)	5,630	225,256
MSC Industrial Direct Co., Inc. Class A	7,193	523,722
NOW, Inc. (a)	10,476	105,284
United Rentals, Inc. (a)	11,319	3,057,488
Univar Solutions, Inc. (a)	27,237	619,369
Veritiv Corp. (a)	2,521	246,478
W.W. Grainger, Inc.	6,915	3,382,749
Watsco, Inc. (b)	5,060	1,302,748
WESCO International, Inc. (a)	2	239
		15,027,794
WATER UTILITIES — 0.1%
American States Water Co.	5,525	430,674
American Water Works Co., Inc.	27,867	3,627,169
California Water Service Group	7,956	419,202
Essential Utilities, Inc.	34,391	1,423,099
Middlesex Water Co. (b)	2,636	203,499
		6,103,643
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
ESC NII Holdings, Inc. (b)	11,225	1,459

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Gogo, Inc. (a)	10,463	$126,812
Shenandoah Telecommunications Co.	7,723	131,445
Telephone & Data Systems, Inc.	16,430	228,377
T-Mobile US, Inc. (a)	90,019	12,077,849
		12,565,942
TOTAL COMMON STOCKS (Cost $4,939,182,770)		5,103,934,404
PREFERRED STOCKS — 0.0% (e)
MEDIA — 0.0% (e)
Liberty Broadband Corp. 7.00% (Cost $14)	1	25
TRADING COMPANIES & DISTRIBUTORS — 0.0% (e)
WESCO International, Inc. 10.63% (Cost $150)	7	188
TOTAL PREFERRED STOCKS (Cost $164)		213
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Progenic Pharmaceuticals, Inc. (CVR) (a)	11,119	475
TOTAL RIGHTS (Cost $0)		475
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (b)	318	5,772
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Battalion Oil Corp. (expiring 10/08/22)	310	—
Battalion Oil Corp. (expiring 10/08/22)	248	—
Battalion Oil Corp. (expiring 10/08/22)	398	—
		—
TOTAL WARRANTS (Cost $0)		5,772
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (g) (h)	10,536,907	$10,539,014
State Street Navigator Securities Lending Portfolio II (d) (i)	49,894,987	49,894,987
TOTAL SHORT-TERM INVESTMENTS (Cost $60,431,755)		60,434,001
TOTAL INVESTMENTS — 101.0% (Cost $4,999,614,689)		5,164,374,865
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(49,117,652)
NET ASSETS — 100.0%		$5,115,257,213
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2022.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	88	12/16/2022	$18,171,726	$15,846,600	$(2,325,126)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,102,068,793	$1,865,611	$0(a)	$5,103,934,404
Preferred Stocks	213	—	—	213
Rights	—	475	—	475
Warrants	5,772	—	—	5,772
Short-Term Investments	60,434,001	—	—	60,434,001
TOTAL INVESTMENTS	$5,162,508,779	$1,866,086	$0	$5,164,374,865
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(2,325,126)	—	—	(2,325,126)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,325,126)	$—	$—	$(2,325,126)
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Corp.	51,584	$3,180,154	$256,181	$57,635	$4,495	$(65,462)	54,559	$3,317,733	$34,372
State Street Institutional Liquid Reserves Fund, Premier Class	8,667,918	8,667,051	30,923,536	29,056,529	2,565	2,391	10,536,907	10,539,014	110,279
State Street Navigator Securities Lending Portfolio II	23,177,441	23,177,441	75,363,806	48,646,260	—	—	49,894,987	49,894,987	57,954
Total		$35,024,646	$106,543,523	$77,760,424	$7,060	$(63,071)		$63,751,734	$202,605
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.9%
BWX Technologies, Inc.	16,642	$838,258
Curtiss-Wright Corp.	4,698	653,774
Huntington Ingalls Industries, Inc.	2,240	496,160
L3Harris Technologies, Inc.	6,494	1,349,648
Mercury Systems, Inc. (a)	1,582	64,229
Textron, Inc.	17,032	992,284
Woodward, Inc.	3,897	312,773
		4,707,126
AIR FREIGHT & LOGISTICS — 1.6%
C.H. Robinson Worldwide, Inc.	25,398	2,446,082
Expeditors International of Washington, Inc.	44,549	3,934,122
FedEx Corp.	9,677	1,436,744
GXO Logistics, Inc. (a)	13,030	456,832
		8,273,780
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	7,298	285,717
Southwest Airlines Co. (a)	26,755	825,124
		1,110,841
AUTO COMPONENTS — 0.6%
BorgWarner, Inc.	42,377	1,330,638
Gentex Corp.	60,759	1,448,495
Lear Corp.	5,370	642,735
		3,421,868
AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	6,621	230,941
Thor Industries, Inc.	2,339	163,683
		394,624
BANKS — 0.5%
Bank of Hawaii Corp.	3,089	235,135
Bank OZK	4,761	188,345
Commerce Bancshares, Inc.	6,104	403,841
First Hawaiian, Inc.	8,191	201,744
FNB Corp.	16,755	194,358
PacWest Bancorp	4,584	103,598
Pinnacle Financial Partners, Inc.	3,252	263,737
Popular, Inc.	3,514	253,219
Prosperity Bancshares, Inc.	5,501	366,807
Umpqua Holdings Corp.	16,269	278,037
Zions Bancorp NA	7,523	382,620
		2,871,441
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	642	207,783
Brown-Forman Corp. Class A (b)	2,037	137,620
Brown-Forman Corp. Class B	7,737	515,052
Molson Coors Beverage Co. Class B	21,840	1,048,101
Monster Beverage Corp. (a)	13,256	1,152,742
		3,061,298
Security Description	Shares	Value
BIOTECHNOLOGY — 0.9%
Exelixis, Inc. (a)	14,407	$225,902
Incyte Corp. (a)	15,932	1,061,708
Regeneron Pharmaceuticals, Inc. (a)	3,917	2,698,304
United Therapeutics Corp. (a)	4,442	930,066
		4,915,980
BUILDING PRODUCTS — 2.6%
A.O. Smith Corp.	35,473	1,723,278
Advanced Drainage Systems, Inc.	1,828	227,348
Allegion PLC	12,840	1,151,491
Armstrong World Industries, Inc.	5,148	407,876
Carlisle Cos., Inc.	1,811	507,822
Carrier Global Corp.	29,812	1,060,115
Fortune Brands Home & Security, Inc.	16,771	900,435
Johnson Controls International PLC	28,292	1,392,532
Lennox International, Inc.	9,201	2,048,787
Masco Corp.	38,037	1,775,947
Owens Corning	12,296	966,589
Trane Technologies PLC	9,001	1,303,435
Trex Co., Inc. (a)	3,291	144,607
		13,610,262
CAPITAL MARKETS — 4.8%
Affiliated Managers Group, Inc.	8,146	911,130
Carlyle Group, Inc.	38,807	1,002,773
Cboe Global Markets, Inc.	16,543	1,941,652
Evercore, Inc. Class A	11,929	981,160
FactSet Research Systems, Inc.	5,622	2,249,418
Franklin Resources, Inc.	54,742	1,178,048
Interactive Brokers Group, Inc. Class A	6,322	404,039
Invesco, Ltd.	47,816	655,079
Janus Henderson Group PLC	43,029	873,919
Jefferies Financial Group, Inc.	25,538	753,371
Lazard, Ltd. Class A	29,749	946,911
MarketAxess Holdings, Inc.	3,522	783,610
Moody's Corp.	5,623	1,367,008
Morningstar, Inc.	2,301	488,548
MSCI, Inc.	3,192	1,346,354
Nasdaq, Inc.	25,683	1,455,712
Raymond James Financial, Inc.	13,468	1,330,908
SEI Investments Co.	33,282	1,632,482
Stifel Financial Corp.	7,708	400,122
T Rowe Price Group, Inc.	40,605	4,263,931
Tradeweb Markets, Inc. Class A	4,847	273,468
Virtu Financial, Inc. Class A	10,818	224,690
		25,464,333
CHEMICALS — 2.4%
Ashland, Inc.	5,543	526,419
Axalta Coating Systems, Ltd. (a)	18,939	398,855
Celanese Corp.	15,043	1,358,985
CF Industries Holdings, Inc.	10,311	992,434
DuPont de Nemours, Inc.	38,976	1,964,390

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Eastman Chemical Co.	14,873	$1,056,727
Element Solutions, Inc.	10,083	164,050
FMC Corp.	6,892	728,484
Huntsman Corp.	43,852	1,076,128
LyondellBasell Industries NV Class A	16,799	1,264,629
NewMarket Corp.	601	180,799
Olin Corp.	6,566	281,550
PPG Industries, Inc.	10,235	1,132,912
RPM International, Inc.	15,580	1,297,970
Scotts Miracle-Gro Co.	2,418	103,369
Valvoline, Inc.	9,839	249,320
Westlake Corp.	2,220	192,874
		12,969,895
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Clean Harbors, Inc. (a)	1,720	189,166
Copart, Inc. (a)	12,791	1,360,962
Driven Brands Holdings, Inc. (a)	1,942	54,337
MSA Safety, Inc.	1,660	181,405
Republic Services, Inc.	11,259	1,531,674
Rollins, Inc.	23,128	802,079
Stericycle, Inc. (a)	9,469	398,740
Tetra Tech, Inc.	7,203	925,802
Waste Management, Inc.	14,643	2,345,955
		7,790,120
COMMUNICATIONS EQUIPMENT — 1.3%
Ciena Corp. (a)	22,065	892,088
F5, Inc. (a)	17,571	2,543,051
Juniper Networks, Inc.	49,465	1,292,026
Lumentum Holdings, Inc. (a)	3,313	227,172
Motorola Solutions, Inc.	8,130	1,820,876
		6,775,213
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	13,061	892,981
MDU Resources Group, Inc.	22,613	618,465
Valmont Industries, Inc.	1,068	286,886
		1,798,332
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6,482	694,741
CONSUMER FINANCE — 0.3%
Credit Acceptance Corp. (a) (b)	1,107	484,866
SLM Corp.	24,472	342,363
Synchrony Financial	20,058	565,435
		1,392,664
CONTAINERS & PACKAGING — 2.3%
Amcor PLC	88,988	954,841
AptarGroup, Inc.	8,898	845,577
Ardagh Group SA (a) (b)	1,132	13,697
Ardagh Metal Packaging SA (b)	8,447	40,884
Avery Dennison Corp.	7,097	1,154,682
Ball Corp.	19,071	921,511
Berry Global Group, Inc. (a)	23,322	1,085,173
Crown Holdings, Inc.	5,418	439,021
Security Description	Shares	Value
Graphic Packaging Holding Co.	21,208	$418,646
International Paper Co.	64,560	2,046,552
Packaging Corp. of America	13,632	1,530,737
Sealed Air Corp.	12,846	571,775
Silgan Holdings, Inc.	19,578	823,059
Sonoco Products Co.	10,989	623,406
Westrock Co.	22,242	687,055
		12,156,616
DISTRIBUTORS — 1.0%
Genuine Parts Co.	24,898	3,717,769
LKQ Corp.	25,848	1,218,733
Pool Corp.	1,375	437,539
		5,374,041
DIVERSIFIED CONSUMER SERVICES — 0.6%
Bright Horizons Family Solutions, Inc. (a)	2,977	171,624
Grand Canyon Education, Inc. (a)	10,015	823,734
H&R Block, Inc.	8,003	340,448
Service Corp. International	24,496	1,414,399
Terminix Global Holdings, Inc. (a)	7,129	272,969
		3,023,174
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Apollo Global Management, Inc.	18,901	878,896
Voya Financial, Inc. (b)	9,392	568,216
		1,447,112
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Frontier Communications Parent, Inc. (a)	20,739	485,915
Lumen Technologies, Inc.	48,715	354,645
		840,560
ELECTRIC UTILITIES — 3.6%
Alliant Energy Corp.	20,626	1,092,972
American Electric Power Co., Inc.	17,402	1,504,403
Avangrid, Inc. (b)	6,460	269,382
Entergy Corp. (b)	18,048	1,816,170
Evergy, Inc.	27,631	1,641,282
Eversource Energy	18,125	1,413,025
Exelon Corp.	40,444	1,515,032
FirstEnergy Corp.	42,294	1,564,878
Hawaiian Electric Industries, Inc.	23,708	821,719
IDACORP, Inc.	10,006	990,694
NRG Energy, Inc.	48,264	1,847,063
OGE Energy Corp.	25,083	914,526
Pinnacle West Capital Corp.	20,541	1,325,100
PPL Corp.	38,373	972,756
Xcel Energy, Inc.	22,799	1,459,136
		19,148,138
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	3,385	533,036
AMETEK, Inc.	9,264	1,050,630
Hubbell, Inc.	5,540	1,235,420
nVent Electric PLC	7,166	226,517

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Sensata Technologies Holding PLC	5,971	$222,599
		3,268,202
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Arrow Electronics, Inc. (a)	20,891	1,925,941
Avnet, Inc.	13,716	495,422
Cognex Corp.	9,437	391,164
Corning, Inc.	117,470	3,408,979
IPG Photonics Corp. (a)	4,816	406,230
Jabil, Inc.	26,472	1,527,699
Keysight Technologies, Inc. (a)	11,816	1,859,366
Littelfuse, Inc.	2,097	416,653
National Instruments Corp.	15,684	591,914
Trimble, Inc. (a)	9,020	489,515
Vontier Corp.	16,234	271,270
Zebra Technologies Corp. Class A (a)	3,678	963,673
		12,747,826
ENTERTAINMENT — 0.4%
Electronic Arts, Inc.	11,061	1,279,868
Take-Two Interactive Software, Inc. (a)	6,575	716,675
World Wrestling Entertainment, Inc. Class A	1,888	132,481
		2,129,024
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.3%
American Homes 4 Rent Class A REIT	10,447	342,766
Apartment Income REIT Corp.	30,558	1,180,150
AvalonBay Communities, Inc. REIT	5,882	1,083,406
Camden Property Trust REIT	5,339	637,744
Cousins Properties, Inc. REIT	13,517	315,622
CubeSmart REIT	15,285	612,317
Douglas Emmett, Inc. REIT	6,456	115,756
EastGroup Properties, Inc. REIT	3,898	562,637
Equity LifeStyle Properties, Inc. REIT	11,666	733,091
Equity Residential REIT	22,449	1,509,022
Essex Property Trust, Inc. REIT	2,898	701,983
Extra Space Storage, Inc. REIT	10,792	1,863,886
Federal Realty Investment Trust REIT	2,857	257,473
First Industrial Realty Trust, Inc. REIT	18,431	825,893
Healthcare Realty Trust, Inc. REIT	9,070	189,110
Healthpeak Properties, Inc. REIT	20,359	466,628
Highwoods Properties, Inc. REIT	20,068	541,033
Iron Mountain, Inc. REIT	11,624	511,107
Kilroy Realty Corp. REIT	23,729	999,228
Lamar Advertising Co. Class A REIT	7,388	609,436
Life Storage, Inc. REIT	6,417	710,747
Medical Properties Trust, Inc. REIT	40,811	484,019
Mid-America Apartment Communities, Inc. REIT	5,991	929,024
Security Description	Shares	Value
National Retail Properties, Inc. REIT	8,949	$356,707
National Storage Affiliates Trust REIT	4,811	200,041
Public Storage REIT	5,911	1,730,800
Rayonier, Inc. REIT	12,637	378,731
Regency Centers Corp. REIT	5,837	314,323
SL Green Realty Corp. REIT (b)	4,758	191,081
Sun Communities, Inc. REIT	4,074	551,334
Weyerhaeuser Co. REIT	80,796	2,307,534
WP Carey, Inc. REIT	7,444	519,591
		22,732,220
FOOD & STAPLES RETAILING — 1.7%
Albertsons Cos., Inc. Class A	10,972	272,764
BJ's Wholesale Club Holdings, Inc. (a)	16,879	1,228,960
Casey's General Stores, Inc.	8,805	1,783,189
Grocery Outlet Holding Corp. (a)	5,634	187,556
Kroger Co.	70,060	3,065,125
Walgreens Boots Alliance, Inc.	73,661	2,312,955
		8,850,549
FOOD PRODUCTS — 4.8%
Archer-Daniels-Midland Co.	73,163	5,885,963
Bunge, Ltd.	12,350	1,019,740
Campbell Soup Co.	20,257	954,510
Conagra Brands, Inc.	51,484	1,679,923
Darling Ingredients, Inc. (a)	8,632	571,007
Flowers Foods, Inc.	42,567	1,050,979
General Mills, Inc.	26,743	2,048,781
Hershey Co.	8,505	1,875,097
Hormel Foods Corp.	11,837	537,873
Ingredion, Inc.	11,038	888,780
JM Smucker Co.	18,734	2,574,239
Kellogg Co.	27,181	1,893,428
Lamb Weston Holdings, Inc.	5,410	418,626
McCormick & Co., Inc.	11,834	843,409
Pilgrim's Pride Corp. (a)	4,138	95,257
Post Holdings, Inc. (a)	10,383	850,472
Seaboard Corp.	80	272,213
Tyson Foods, Inc. Class A	30,336	2,000,052
		25,460,349
GAS UTILITIES — 0.7%
National Fuel Gas Co.	26,794	1,649,171
UGI Corp.	65,524	2,118,391
		3,767,562
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Cooper Cos., Inc.	8,905	2,350,030
DENTSPLY SIRONA, Inc.	28,229	800,292
Globus Medical, Inc. Class A (a)	8,641	514,744
Hologic, Inc. (a)	46,054	2,971,404
ICU Medical, Inc. (a)	3,293	495,926
IDEXX Laboratories, Inc. (a)	3,403	1,108,697
Integra LifeSciences Holdings Corp. (a)	5,931	251,237

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Masimo Corp. (a)	5,418	$764,805
ResMed, Inc.	6,432	1,404,106
Teleflex, Inc.	3,196	643,866
		11,305,107
HEALTH CARE PROVIDERS & SERVICES — 5.3%
Amedisys, Inc. (a)	1,729	167,350
AmerisourceBergen Corp.	5,137	695,190
Cardinal Health, Inc.	37,378	2,492,365
Chemed Corp.	3,955	1,726,595
DaVita, Inc. (a)	10,948	906,166
Encompass Health Corp.	13,856	626,707
Enhabit, Inc. (a)	6,928	97,269
Henry Schein, Inc. (a)	43,096	2,834,424
Laboratory Corp. of America Holdings	16,465	3,372,197
McKesson Corp.	17,631	5,992,248
Molina Healthcare, Inc. (a)	8,074	2,663,128
Premier, Inc. Class A	37,123	1,259,954
Quest Diagnostics, Inc.	37,185	4,562,228
Universal Health Services, Inc. Class B	7,260	640,187
		28,036,008
HEALTH CARE TECHNOLOGY — 0.0% (c)
Doximity, Inc. Class A (a) (b)	5,658	170,985
HOTELS, RESTAURANTS & LEISURE — 0.9%
Choice Hotels International, Inc.	3,704	405,662
Domino's Pizza, Inc.	5,690	1,765,038
Vail Resorts, Inc.	1,673	360,766
Yum! Brands, Inc.	20,880	2,220,379
		4,751,845
HOUSEHOLD DURABLES — 1.7%
D.R. Horton, Inc.	11,834	797,020
Garmin, Ltd.	22,660	1,819,825
Leggett & Platt, Inc.	12,890	428,206
Lennar Corp. Class A	9,622	717,320
Mohawk Industries, Inc. (a)	2,681	244,480
Newell Brands, Inc.	26,767	371,794
NVR, Inc. (a)	501	1,997,527
PulteGroup, Inc. (a)	20,931	784,912
Toll Brothers, Inc.	4,236	177,912
Whirlpool Corp.	12,551	1,692,000
		9,030,996
HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	21,621	1,544,604
Clorox Co.	19,367	2,486,529
Colgate-Palmolive Co.	30,494	2,142,203
Kimberly-Clark Corp.	18,739	2,108,887
Reynolds Consumer Products, Inc. (b)	9,959	259,034
		8,541,257
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	39,119	884,090
Security Description	Shares	Value
Brookfield Renewable Corp. Class A	4,955	$161,929
		1,046,019
INSURANCE — 7.9%
Alleghany Corp. (a)	2,215	1,859,205
Allstate Corp.	29,898	3,723,198
American Financial Group, Inc.	2,613	321,216
Arch Capital Group, Ltd. (a)	58,860	2,680,484
Assurant, Inc.	9,490	1,378,612
Assured Guaranty, Ltd.	3,274	158,625
Axis Capital Holdings, Ltd.	14,260	700,879
Brown & Brown, Inc.	24,879	1,504,682
Cincinnati Financial Corp.	35,312	3,162,896
CNA Financial Corp.	3,075	113,467
Erie Indemnity Co. Class A	6,115	1,359,426
Everest Re Group, Ltd.	8,488	2,227,591
Fidelity National Financial, Inc.	36,748	1,330,278
First American Financial Corp.	32,800	1,512,080
Globe Life, Inc.	11,363	1,132,891
Hanover Insurance Group, Inc.	8,061	1,032,937
Hartford Financial Services Group, Inc.	17,618	1,091,259
Kemper Corp.	2,682	110,659
Loews Corp.	19,281	960,965
Markel Corp. (a)	2,510	2,721,392
Old Republic International Corp.	89,988	1,883,449
Primerica, Inc.	4,524	558,488
Reinsurance Group of America, Inc.	3,809	479,210
RenaissanceRe Holdings, Ltd.	2,410	338,340
Travelers Cos., Inc.	12,005	1,839,166
W R Berkley Corp.	19,244	1,242,777
Willis Towers Watson PLC	32,133	6,456,805
		41,880,977
INTERNET & DIRECT MARKETING RETAIL — 0.3%
eBay, Inc.	47,496	1,748,328
IT SERVICES — 5.2%
Akamai Technologies, Inc. (a)	40,869	3,282,598
Amdocs, Ltd.	39,008	3,099,186
Broadridge Financial Solutions, Inc.	14,647	2,113,855
Cognizant Technology Solutions Corp. Class A	86,419	4,963,907
Euronet Worldwide, Inc. (a)	1,863	141,141
FleetCor Technologies, Inc. (a)	3,316	584,180
Gartner, Inc. (a)	12,089	3,344,905
Genpact, Ltd.	30,526	1,336,123
Jack Henry & Associates, Inc.	8,943	1,630,041
Paychex, Inc.	11,357	1,274,369
SS&C Technologies Holdings, Inc.	25,057	1,196,472
VeriSign, Inc. (a)	18,747	3,256,354
Western Union Co.	122,453	1,653,115
		27,876,246
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	4,851	317,498
Hasbro, Inc.	7,698	518,999

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Polaris, Inc.	4,390	$419,904
		1,256,401
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Agilent Technologies, Inc.	12,407	1,508,071
Bio-Rad Laboratories, Inc. Class A (a)	5,943	2,479,063
Bio-Techne Corp.	2,381	676,204
Bruker Corp.	8,222	436,259
Charles River Laboratories International, Inc. (a)	1,821	358,373
Mettler-Toledo International, Inc. (a)	1,119	1,213,130
QIAGEN NV (a)	25,864	1,067,666
Sotera Health Co. (a)	4,777	32,579
Waters Corp. (a)	4,510	1,215,580
West Pharmaceutical Services, Inc.	5,856	1,441,045
		10,427,970
MACHINERY — 5.0%
AGCO Corp.	7,523	723,487
Allison Transmission Holdings, Inc.	28,285	954,902
Crane Holdings Co.	8,460	740,588
Cummins, Inc.	17,350	3,530,898
Donaldson Co., Inc.	27,912	1,367,967
Dover Corp.	10,870	1,267,225
Esab Corp.	9,669	322,558
Flowserve Corp.	4,916	119,459
Fortive Corp.	10,111	589,471
Gates Industrial Corp. PLC (a)	5,417	52,870
Graco, Inc.	28,110	1,685,194
IDEX Corp.	6,165	1,232,075
ITT, Inc.	4,038	263,843
Lincoln Electric Holdings, Inc.	8,377	1,053,156
Nordson Corp.	5,492	1,165,787
Otis Worldwide Corp.	24,166	1,541,791
PACCAR, Inc.	28,216	2,361,397
Pentair PLC	31,512	1,280,333
Snap-on, Inc.	10,933	2,201,360
Timken Co.	4,508	266,152
Toro Co.	27,865	2,409,765
Westinghouse Air Brake Technologies Corp.	5,600	455,560
Xylem, Inc.	8,935	780,562
		26,366,400
MEDIA — 1.9%
Altice USA, Inc. Class A (a)	16,848	98,224
Cable One, Inc.	473	403,493
DISH Network Corp. Class A (a)	9,795	135,465
Fox Corp. Class A	26,569	815,137
Fox Corp. Class B	13,896	396,036
Interpublic Group of Cos., Inc.	87,673	2,244,429
Liberty Broadband Corp. Class A (a)	727	54,234
Liberty Broadband Corp. Class C (a)	4,639	342,358
Liberty Media Corp.-Liberty SiriusXM Class A (a)	6,076	231,313
Security Description	Shares	Value
Liberty Media Corp.-Liberty SiriusXM Class C (a)	14,437	$544,419
New York Times Co. Class A	25,798	741,693
News Corp. Class A	56,104	847,731
News Corp. Class B	17,156	264,546
Nexstar Media Group, Inc. Class A	2,446	408,115
Omnicom Group, Inc.	35,269	2,225,121
Sirius XM Holdings, Inc. (b)	64,010	365,497
		10,117,811
METALS & MINING — 1.6%
Nucor Corp.	26,400	2,824,536
Reliance Steel & Aluminum Co.	19,612	3,420,529
Royal Gold, Inc.	6,370	597,633
Southern Copper Corp.	3,564	159,810
Steel Dynamics, Inc.	22,754	1,614,396
		8,616,904
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
AGNC Investment Corp. REIT	47,802	402,493
Annaly Capital Management, Inc. REIT	55,282	948,643
Rithm Capital Corp. REIT	26,164	191,521
		1,542,657
MULTI-UTILITIES — 2.3%
Ameren Corp.	18,894	1,521,912
CenterPoint Energy, Inc.	23,986	675,926
CMS Energy Corp.	39,535	2,302,518
Consolidated Edison, Inc.	19,911	1,707,567
DTE Energy Co.	27,100	3,117,855
NiSource, Inc.	54,311	1,368,094
WEC Energy Group, Inc.	16,760	1,498,847
		12,192,719
MULTILINE RETAIL — 1.3%
Dollar General Corp.	15,829	3,796,744
Ollie's Bargain Outlet Holdings, Inc. (a)	3,495	180,342
Target Corp.	20,869	3,096,751
		7,073,837
OIL, GAS & CONSUMABLE FUELS — 0.8%
Chesapeake Energy Corp. (b)	14,203	1,338,065
DT Midstream, Inc. (a)	5,605	290,844
Enviva, Inc. (b)	3,707	222,642
HF Sinclair Corp.	9,330	502,327
Phillips 66	21,735	1,754,449
		4,108,327
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	6,439	329,612
PERSONAL PRODUCTS — 0.0% (c)
Olaplex Holdings, Inc. (a) (b)	5,104	48,743
PHARMACEUTICALS — 0.4%
Organon & Co.	34,778	813,805
Perrigo Co. PLC	6,135	218,774

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Royalty Pharma PLC Class A	14,809	$595,026
Viatris, Inc.	64,146	546,524
		2,174,129
PROFESSIONAL SERVICES — 2.7%
Booz Allen Hamilton Holding Corp.	14,681	1,355,790
CACI International, Inc. Class A (a)	7,377	1,925,840
Dun & Bradstreet Holdings, Inc.	18,489	229,079
FTI Consulting, Inc. (a)	8,385	1,389,478
Jacobs Solutions, Inc.	5,048	547,658
Leidos Holdings, Inc.	33,966	2,971,006
ManpowerGroup, Inc.	16,187	1,047,137
Robert Half International, Inc.	24,166	1,848,699
Science Applications International Corp.	17,110	1,513,037
TransUnion	8,655	514,886
Verisk Analytics, Inc.	6,776	1,155,511
		14,498,121
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CBRE Group, Inc. Class A (a)	33,588	2,267,526
Jones Lang LaSalle, Inc. (a)	7,078	1,069,273
		3,336,799
ROAD & RAIL — 1.8%
AMERCO	2,839	1,445,676
Hertz Global Holdings, Inc. (a) (b)	14,587	237,476
JB Hunt Transport Services, Inc.	14,647	2,291,084
Knight-Swift Transportation Holdings, Inc.	34,357	1,681,088
Landstar System, Inc.	11,773	1,699,668
Old Dominion Freight Line, Inc.	5,158	1,283,156
Ryder System, Inc.	5,419	409,080
Schneider National, Inc. Class B	17,038	345,871
XPO Logistics, Inc. (a)	6,601	293,877
		9,686,976
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Cirrus Logic, Inc. (a)	17,447	1,200,354
First Solar, Inc. (a)	4,549	601,696
MKS Instruments, Inc.	4,221	348,823
Qorvo, Inc. (a)	20,589	1,634,973
Skyworks Solutions, Inc.	35,856	3,057,441
Teradyne, Inc.	17,825	1,339,549
		8,182,836
SOFTWARE — 1.6%
ANSYS, Inc. (a)	7,048	1,562,542
Aspen Technology, Inc. (a)	3,186	758,905
Black Knight, Inc. (a)	15,482	1,002,150
Dolby Laboratories, Inc. Class A	20,240	1,318,636
Dropbox, Inc. Class A (a)	67,095	1,390,208
Fair Isaac Corp. (a)	1,742	717,722
NortonLifeLock, Inc.	76,688	1,544,496
		8,294,659
Security Description	Shares	Value
SPECIALTY RETAIL — 4.0%
Advance Auto Parts, Inc.	15,611	$2,440,624
AutoNation, Inc. (a)	5,170	526,668
AutoZone, Inc. (a)	1,625	3,480,636
Best Buy Co., Inc.	42,949	2,720,390
Burlington Stores, Inc. (a)	4,085	457,071
CarMax, Inc. (a)	6,179	407,938
Dick's Sporting Goods, Inc. (b)	2,118	221,627
Lithia Motors, Inc.	1,849	396,703
O'Reilly Automotive, Inc. (a)	5,327	3,746,745
Penske Automotive Group, Inc.	3,497	344,210
Petco Health & Wellness Co., Inc. (a)	5,895	65,788
Ross Stores, Inc.	20,930	1,763,771
Tractor Supply Co.	18,367	3,414,058
Victoria's Secret & Co. (a)	26,069	759,129
Williams-Sonoma, Inc.	3,855	454,312
		21,199,670
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.4%
Dell Technologies, Inc. Class C	72,462	2,476,027
Hewlett Packard Enterprise Co.	288,866	3,460,615
HP, Inc.	203,996	5,083,580
NetApp, Inc.	31,218	1,930,833
		12,951,055
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	12,143	795,731
Columbia Sportswear Co.	11,498	773,815
Deckers Outdoor Corp. (a)	964	301,356
Hanesbrands, Inc.	22,055	153,503
Ralph Lauren Corp. (b)	7,634	648,356
Skechers U.S.A., Inc. Class A (a)	10,727	340,260
Tapestry, Inc.	9,197	261,471
VF Corp.	34,074	1,019,153
		4,293,645
THRIFTS & MORTGAGE FINANCE — 0.1%
MGIC Investment Corp.	35,259	452,020
New York Community Bancorp, Inc. (b)	31,933	272,389
		724,409
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Fastenal Co.	37,119	1,708,959
MSC Industrial Direct Co., Inc. Class A	8,022	584,082
SiteOne Landscape Supply, Inc. (a)	3,052	317,835
W.W. Grainger, Inc.	3,207	1,568,832
Watsco, Inc.	7,949	2,046,550
		6,226,258
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	9,663	1,257,736

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Essential Utilities, Inc.	21,574	$892,732
		2,150,468
TOTAL COMMON STOCKS (Cost $537,785,149)		530,386,065
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (d) (e)	397,555	397,634
State Street Navigator Securities Lending Portfolio II (f) (g)	4,360,091	4,360,091
TOTAL SHORT-TERM INVESTMENTS (Cost $4,757,720)		4,757,725
TOTAL INVESTMENTS — 100.7% (Cost $542,542,869)		535,143,790
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(3,707,584)
NET ASSETS — 100.0%		$531,436,206

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	10	12/16/2022	$1,113,421	$988,750	$(124,671)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$530,386,065	$—	$—	$530,386,065
Short-Term Investments	4,757,725	—	—	4,757,725
TOTAL INVESTMENTS	$535,143,790	$—	$—	$535,143,790
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(124,671)	—	—	(124,671)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(124,671)	$—	$—	$(124,671)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	360,085	$360,049	$5,877,606	$5,877,889	$270	$13	397,555	$397,634	$2,916
State Street Navigator Securities Lending Portfolio II	2,648,196	2,648,196	12,540,945	10,829,050	—	—	4,360,091	4,360,091	10,401
Total		$3,008,245	$18,418,551	$16,706,939	$270	$13		$4,757,725	$13,317
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
Axon Enterprise, Inc. (a)	372	$43,059
BWX Technologies, Inc.	2,942	148,189
Curtiss-Wright Corp.	2,310	321,460
General Dynamics Corp.	2,119	449,588
HEICO Corp.	627	90,275
HEICO Corp. Class A	908	104,075
Hexcel Corp.	535	27,670
Howmet Aerospace, Inc.	3,003	92,883
Huntington Ingalls Industries, Inc.	619	137,108
L3Harris Technologies, Inc.	1,877	390,097
Lockheed Martin Corp.	1,116	431,100
Mercury Systems, Inc. (a)	845	34,307
Northrop Grumman Corp.	1,209	568,617
Raytheon Technologies Corp.	1,576	129,011
Textron, Inc.	8,396	489,151
TransDigm Group, Inc.	87	45,659
Woodward, Inc.	1,508	121,032
		3,623,281
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	7,949	765,568
Expeditors International of Washington, Inc.	7,259	641,042
FedEx Corp.	1,410	209,343
GXO Logistics, Inc. (a)	7,218	253,063
United Parcel Service, Inc. Class B	1,848	298,526
		2,167,542
AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	4,235	165,800
American Airlines Group, Inc. (a)	5,726	68,941
Copa Holdings SA Class A (a) (b)	2,082	139,515
Delta Air Lines, Inc. (a)	8,713	244,487
JetBlue Airways Corp. (a)	7,609	50,448
Southwest Airlines Co. (a)	5,599	172,673
United Airlines Holdings, Inc. (a)	4,140	134,674
		976,538
AUTO COMPONENTS — 0.4%
Aptiv PLC (a)	895	69,998
BorgWarner, Inc.	11,619	364,836
Gentex Corp.	11,600	276,544
Lear Corp.	2,342	280,314
		991,692
AUTOMOBILES — 0.3%
Ford Motor Co.	29,488	330,265
General Motors Co.	2,431	78,011
Harley-Davidson, Inc.	3,193	111,372
Tesla, Inc. (a)	132	35,013
Thor Industries, Inc.	2,498	174,810
		729,471
BANKS — 1.4%
Bank of Hawaii Corp.	725	55,187
Bank OZK	3,382	133,792
Security Description	Shares	Value
Citigroup, Inc.	1,526	$63,588
Citizens Financial Group, Inc.	3,847	132,183
Comerica, Inc.	2,118	150,590
Commerce Bancshares, Inc.	1,356	89,713
Cullen/Frost Bankers, Inc.	783	103,528
East West Bancorp, Inc.	2,529	169,797
Fifth Third Bancorp	5,366	171,497
First Citizens BancShares, Inc. Class A	29	23,126
First Hawaiian, Inc.	2,305	56,772
First Horizon Corp.	8,703	199,299
First Republic Bank	380	49,609
FNB Corp.	7,243	84,019
Huntington Bancshares, Inc.	11,142	146,852
JPMorgan Chase & Co.	154	16,093
KeyCorp.	9,934	159,143
M&T Bank Corp.	1,076	189,720
PacWest Bancorp	1,739	39,301
Pinnacle Financial Partners, Inc.	1,115	90,427
PNC Financial Services Group, Inc.	587	87,710
Popular, Inc.	2,413	173,881
Prosperity Bancshares, Inc.	1,583	105,554
Regions Financial Corp.	14,471	290,433
Signature Bank	298	44,998
SVB Financial Group (a)	162	54,396
Synovus Financial Corp.	2,883	108,141
Truist Financial Corp.	2,663	115,947
Umpqua Holdings Corp.	6,242	106,676
US Bancorp	2,427	97,857
Webster Financial Corp.	1,465	66,218
Wells Fargo & Co.	929	37,364
Western Alliance Bancorp	296	19,459
Wintrust Financial Corp.	1,783	145,404
Zions Bancorp NA	3,011	153,139
		3,731,413
BEVERAGES — 0.4%
Brown-Forman Corp. Class A	268	18,106
Brown-Forman Corp. Class B	955	63,574
Coca-Cola Co.	1,168	65,431
Constellation Brands, Inc. Class A	952	218,655
Keurig Dr. Pepper, Inc.	4,762	170,575
Molson Coors Beverage Co. Class B	6,197	297,394
Monster Beverage Corp. (a)	2,479	215,574
PepsiCo, Inc.	710	115,915
		1,165,224
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	999	134,076
Amgen, Inc.	858	193,393
Biogen, Inc. (a)	353	94,251
BioMarin Pharmaceutical, Inc. (a)	1,014	85,957
Exelixis, Inc. (a)	10,201	159,952
Gilead Sciences, Inc.	7,654	472,175
Horizon Therapeutics PLC (a)	1,968	121,799
Incyte Corp. (a)	4,365	290,883

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Ionis Pharmaceuticals, Inc. (a)	1,773	$78,420
Moderna, Inc. (a)	2,851	337,131
Neurocrine Biosciences, Inc. (a)	1,227	130,320
Regeneron Pharmaceuticals, Inc. (a)	1,714	1,180,723
Seagen, Inc. (a)	354	48,438
United Therapeutics Corp. (a)	1,764	369,346
Vertex Pharmaceuticals, Inc. (a)	2,174	629,460
		4,326,324
BUILDING PRODUCTS — 1.5%
A.O. Smith Corp.	7,595	368,965
Advanced Drainage Systems, Inc.	2,054	255,456
Allegion PLC	1,956	175,414
Armstrong World Industries, Inc.	996	78,913
Builders FirstSource, Inc. (a)	9,998	589,082
Carlisle Cos., Inc.	752	210,868
Carrier Global Corp.	8,104	288,178
Fortune Brands Home & Security, Inc.	2,892	155,272
Johnson Controls International PLC	4,229	208,151
Lennox International, Inc.	697	155,201
Masco Corp.	8,720	407,137
Owens Corning	8,518	669,600
Trane Technologies PLC	1,096	158,712
Trex Co., Inc. (a)	1,114	48,949
		3,769,898
CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	2,559	286,224
Ameriprise Financial, Inc.	1,094	275,633
Ares Management Corp. Class A	405	25,090
Bank of New York Mellon Corp.	2,811	108,280
BlackRock, Inc.	84	46,223
Blackstone, Inc.	5,720	478,764
Carlyle Group, Inc.	14,550	375,972
Cboe Global Markets, Inc.	3,201	375,701
Charles Schwab Corp.	380	27,311
CME Group, Inc.	322	57,036
Coinbase Global, Inc. Class A (a)	350	22,571
Evercore, Inc. Class A	4,700	386,575
FactSet Research Systems, Inc.	1,430	572,157
Franklin Resources, Inc.	12,192	262,372
Goldman Sachs Group, Inc.	345	101,102
Interactive Brokers Group, Inc. Class A	1,427	91,200
Intercontinental Exchange, Inc.	1,232	111,311
Invesco, Ltd.	8,701	119,204
Janus Henderson Group PLC	7,863	159,698
Jefferies Financial Group, Inc.	10,822	319,249
KKR & Co., Inc.	2,078	89,354
Lazard, Ltd. Class A	7,634	242,990
LPL Financial Holdings, Inc.	2,653	579,627
MarketAxess Holdings, Inc.	264	58,737
Moody's Corp.	803	195,217
Morgan Stanley	1,012	79,958
Morningstar, Inc.	552	117,201
Security Description	Shares	Value
MSCI, Inc.	511	$215,535
Nasdaq, Inc.	3,050	172,874
Northern Trust Corp.	1,037	88,726
Raymond James Financial, Inc.	5,023	496,373
S&P Global, Inc.	463	141,377
SEI Investments Co.	6,208	304,502
State Street Corp.	468	28,459
Stifel Financial Corp.	3,814	197,985
T Rowe Price Group, Inc.	2,767	290,563
Tradeweb Markets, Inc. Class A	802	45,249
Virtu Financial, Inc. Class A	6,719	139,554
		7,685,954
CHEMICALS — 3.9%
Air Products & Chemicals, Inc.	570	132,656
Albemarle Corp.	235	62,143
Ashland, Inc.	1,663	157,935
Axalta Coating Systems, Ltd. (a)	4,505	94,875
Celanese Corp.	5,834	527,044
CF Industries Holdings, Inc.	14,354	1,381,573
Chemours Co.	14,863	366,373
Corteva, Inc.	15,202	868,794
Dow, Inc.	17,818	782,745
DuPont de Nemours, Inc.	10,421	525,218
Eastman Chemical Co.	4,045	287,397
Ecolab, Inc.	277	40,004
Element Solutions, Inc.	3,635	59,141
FMC Corp.	2,257	238,565
Huntsman Corp.	30,066	737,820
Linde PLC	570	153,666
LyondellBasell Industries NV Class A	12,802	963,735
Mosaic Co.	17,705	855,683
NewMarket Corp.	149	44,824
Olin Corp.	22,300	956,224
PPG Industries, Inc.	1,206	133,492
RPM International, Inc.	3,500	291,585
Sherwin-Williams Co.	804	164,619
Valvoline, Inc.	4,502	114,081
Westlake Corp.	2,418	210,076
		10,150,268
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Cintas Corp.	732	284,155
Clean Harbors, Inc. (a)	2,398	263,732
Copart, Inc. (a)	2,507	266,745
Driven Brands Holdings, Inc. (a)	774	21,657
IAA, Inc. (a)	1,601	50,992
MSA Safety, Inc.	234	25,572
Republic Services, Inc.	2,650	360,506
Rollins, Inc.	5,693	197,433
Stericycle, Inc. (a)	958	40,341
Tetra Tech, Inc.	2,978	382,762
Waste Management, Inc.	3,080	493,447
		2,387,342

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	3,972	$448,399
Ciena Corp. (a)	6,952	281,069
Cisco Systems, Inc.	3,640	145,600
F5, Inc. (a)	3,676	532,028
Juniper Networks, Inc.	13,613	355,572
Lumentum Holdings, Inc. (a)	7,164	491,235
Motorola Solutions, Inc.	1,721	385,452
Ubiquiti, Inc. (b)	130	38,163
Viasat, Inc. (a)	2,318	70,073
		2,747,591
CONSTRUCTION & ENGINEERING — 0.5%
AECOM	9,028	617,244
MasTec, Inc. (a)	1,539	97,727
MDU Resources Group, Inc.	5,738	156,934
Quanta Services, Inc.	919	117,071
Valmont Industries, Inc.	427	114,701
WillScot Mobile Mini Holdings Corp. (a)	7,527	303,564
		1,407,241
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	2,610	279,740
Martin Marietta Materials, Inc.	522	168,131
Vulcan Materials Co.	1,024	161,495
		609,366
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	4,106	114,270
American Express Co.	1,055	142,330
Capital One Financial Corp.	1,963	180,930
Credit Acceptance Corp. (a)	1,112	487,056
Discover Financial Services	5,498	499,878
OneMain Holdings, Inc.	6,405	189,076
SLM Corp.	10,662	149,161
Synchrony Financial	8,448	238,149
		2,000,850
CONTAINERS & PACKAGING — 1.2%
Amcor PLC	40,051	429,747
AptarGroup, Inc.	736	69,942
Ardagh Group SA (a) (b)	1,422	17,206
Avery Dennison Corp.	794	129,184
Ball Corp.	3,690	178,301
Berry Global Group, Inc. (a)	5,378	250,238
Crown Holdings, Inc.	1,913	155,011
Graphic Packaging Holding Co.	8,031	158,532
International Paper Co.	10,254	325,052
Packaging Corp. of America	4,593	515,748
Sealed Air Corp.	6,608	294,122
Silgan Holdings, Inc.	4,699	197,546
Sonoco Products Co.	1,857	105,348
Westrock Co.	8,406	259,661
		3,085,638
DISTRIBUTORS — 0.7%
Genuine Parts Co.	6,434	960,725
Security Description	Shares	Value
LKQ Corp.	17,706	$834,838
Pool Corp.	263	83,689
		1,879,252
DIVERSIFIED CONSUMER SERVICES — 0.4%
Bright Horizons Family Solutions, Inc. (a)	220	12,683
Grand Canyon Education, Inc. (a)	4,101	337,307
H&R Block, Inc.	4,855	206,532
Service Corp. International	7,823	451,700
Terminix Global Holdings, Inc. (a)	2,216	84,851
		1,093,073
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Apollo Global Management, Inc.	7,542	350,703
Berkshire Hathaway, Inc. Class B (a)	552	147,395
Equitable Holdings, Inc.	766	20,184
Voya Financial, Inc.	2,833	171,397
		689,679
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc.	15,600	239,304
Frontier Communications Parent, Inc. (a)	8,308	194,657
Lumen Technologies, Inc.	33,587	244,513
Verizon Communications, Inc.	2,659	100,962
		779,436
ELECTRIC UTILITIES — 2.7%
Alliant Energy Corp.	4,050	214,609
American Electric Power Co., Inc.	4,373	378,046
Avangrid, Inc.	1,127	46,996
Constellation Energy Corp.	1,687	140,341
Duke Energy Corp.	2,939	273,386
Edison International	4,151	234,864
Entergy Corp.	4,558	458,672
Evergy, Inc.	6,361	377,843
Eversource Energy	4,375	341,075
Exelon Corp.	12,139	454,727
FirstEnergy Corp.	13,119	485,403
Hawaiian Electric Industries, Inc.	5,392	186,887
IDACORP, Inc.	2,098	207,723
NextEra Energy, Inc.	1,186	92,994
NRG Energy, Inc.	30,703	1,175,004
OGE Energy Corp.	6,500	236,990
PG&E Corp. (a)	45,472	568,400
Pinnacle West Capital Corp.	3,875	249,976
PPL Corp.	8,625	218,644
Southern Co.	4,443	302,124
Xcel Energy, Inc.	4,871	311,744
		6,956,448
ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	2,091	329,270
AMETEK, Inc.	1,740	197,333
Eaton Corp. PLC	1,655	220,711
Emerson Electric Co.	3,827	280,213

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Generac Holdings, Inc. (a)	106	$18,883
Hubbell, Inc.	1,757	391,811
nVent Electric PLC	9,315	294,447
Rockwell Automation, Inc.	360	77,439
Sensata Technologies Holding PLC	1,739	64,830
		1,874,937
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Amphenol Corp. Class A	8,060	539,698
Arrow Electronics, Inc. (a)	9,297	857,090
Avnet, Inc.	7,850	283,542
CDW Corp.	833	130,015
Cognex Corp.	1,447	59,978
Coherent Corp. (a)	7,367	256,740
Corning, Inc.	22,081	640,791
IPG Photonics Corp. (a)	480	40,488
Jabil, Inc.	16,540	954,523
Keysight Technologies, Inc. (a)	2,826	444,699
Littelfuse, Inc.	1,256	249,555
National Instruments Corp.	4,099	154,696
TD SYNNEX Corp.	168	13,640
Trimble, Inc. (a)	3,323	180,339
Vontier Corp.	3,739	62,479
Zebra Technologies Corp. Class A (a)	546	143,057
		5,011,330
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	12,933	271,076
Halliburton Co.	11,183	275,325
Nov, Inc.	5,682	91,935
Schlumberger NV	8,571	307,699
		946,035
ENTERTAINMENT — 0.4%
Activision Blizzard, Inc.	3,048	226,588
Electronic Arts, Inc.	2,479	286,845
Liberty Media Corp.-Liberty Formula One Class C (a)	2,304	134,784
Live Nation Entertainment, Inc. (a)	2,715	206,449
Spotify Technology SA (a)	179	15,448
Take-Two Interactive Software, Inc. (a)	827	90,143
Warner Bros Discovery, Inc. (a)	4,162	47,863
World Wrestling Entertainment, Inc. Class A	1,503	105,465
		1,113,585
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.3%
Alexandria Real Estate Equities, Inc. REIT	463	64,908
American Homes 4 Rent Class A REIT	1,735	56,925
American Tower Corp. REIT	321	68,919
Apartment Income REIT Corp.	5,550	214,341
AvalonBay Communities, Inc. REIT	1,152	212,187
Boston Properties, Inc. REIT	1,037	77,744
Security Description	Shares	Value
Brixmor Property Group, Inc. REIT	5,951	$109,915
Camden Property Trust REIT	1,170	139,757
Cousins Properties, Inc. REIT	3,419	79,834
Crown Castle, Inc. REIT	397	57,386
CubeSmart REIT	2,419	96,905
Digital Realty Trust, Inc. REIT	1,230	121,991
Douglas Emmett, Inc. REIT	907	16,263
Duke Realty Corp. REIT	8,438	406,712
EastGroup Properties, Inc. REIT	743	107,245
EPR Properties REIT	1,004	36,003
Equinix, Inc. REIT	58	32,993
Equity LifeStyle Properties, Inc. REIT	2,346	147,423
Equity Residential REIT	4,235	284,677
Essex Property Trust, Inc. REIT	577	139,767
Extra Space Storage, Inc. REIT	2,449	422,967
Federal Realty Investment Trust REIT	1,006	90,661
First Industrial Realty Trust, Inc. REIT	3,824	171,353
Gaming and Leisure Properties, Inc. REIT	5,879	260,087
Healthcare Realty Trust, Inc. REIT	2,240	46,704
Healthpeak Properties, Inc. REIT	4,376	100,298
Highwoods Properties, Inc. REIT	4,115	110,940
Host Hotels & Resorts, Inc. REIT	2,143	34,031
Invitation Homes, Inc. REIT	2,138	72,200
Iron Mountain, Inc. REIT	4,226	185,817
Kilroy Realty Corp. REIT	3,467	145,995
Kimco Realty Corp. REIT	14,150	260,501
Lamar Advertising Co. Class A REIT	2,688	221,733
Life Storage, Inc. REIT	1,451	160,713
Medical Properties Trust, Inc. REIT	9,735	115,457
Mid-America Apartment Communities, Inc. REIT	1,300	201,591
National Retail Properties, Inc. REIT	3,045	121,374
National Storage Affiliates Trust REIT	1,264	52,557
Omega Healthcare Investors, Inc. REIT	5,528	163,021
Prologis, Inc. REIT	1,123	114,097
Public Storage REIT	1,217	356,350
Rayonier, Inc. REIT	3,897	116,793
Realty Income Corp. REIT	1,067	62,099
Regency Centers Corp. REIT	2,358	126,978
Rexford Industrial Realty, Inc. REIT	1,256	65,312
SBA Communications Corp. REIT	297	84,541
Simon Property Group, Inc. REIT	3,454	309,996
SL Green Realty Corp. REIT (b)	1,615	64,858
Spirit Realty Capital, Inc. REIT	1,679	60,713
STORE Capital Corp. REIT	2,128	66,670
Sun Communities, Inc. REIT	697	94,325
UDR, Inc. REIT	1,538	64,150
Ventas, Inc. REIT	1,035	41,576
VICI Properties, Inc. REIT	7,349	219,368

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Vornado Realty Trust REIT	956	$22,141
Welltower, Inc. REIT	678	43,609
Weyerhaeuser Co. REIT	40,372	1,153,024
WP Carey, Inc. REIT	2,008	140,158
		8,616,653
FOOD & STAPLES RETAILING — 2.0%
Albertsons Cos., Inc. Class A	13,542	336,654
BJ's Wholesale Club Holdings, Inc. (a)	21,328	1,552,892
Casey's General Stores, Inc.	1,902	385,193
Costco Wholesale Corp.	695	328,228
Grocery Outlet Holding Corp. (a)	2,994	99,670
Kroger Co.	28,057	1,227,494
Performance Food Group Co. (a)	7,537	323,714
Sysco Corp.	3,568	252,293
US Foods Holding Corp. (a)	12,025	317,941
Walgreens Boots Alliance, Inc.	12,481	391,904
Walmart, Inc.	449	58,235
		5,274,218
FOOD PRODUCTS — 3.0%
Archer-Daniels-Midland Co.	21,954	1,766,199
Bunge, Ltd.	6,024	497,402
Campbell Soup Co.	5,072	238,993
Conagra Brands, Inc.	9,914	323,494
Darling Ingredients, Inc. (a)	8,663	573,057
Flowers Foods, Inc.	10,706	264,331
General Mills, Inc.	6,611	506,469
Hershey Co.	2,135	470,703
Hormel Foods Corp.	2,384	108,329
Ingredion, Inc.	2,804	225,778
JM Smucker Co.	3,455	474,752
Kellogg Co.	6,003	418,169
Kraft Heinz Co.	5,202	173,487
Lamb Weston Holdings, Inc.	1,431	110,731
McCormick & Co., Inc.	2,411	171,832
Mondelez International, Inc. Class A	3,499	191,850
Pilgrim's Pride Corp. (a)	2,523	58,079
Post Holdings, Inc. (a)	2,456	201,171
Seaboard Corp.	16	54,443
Tyson Foods, Inc. Class A	15,226	1,003,850
		7,833,119
GAS UTILITIES — 0.4%
Atmos Energy Corp.	653	66,508
National Fuel Gas Co.	7,786	479,228
UGI Corp.	12,507	404,352
		950,088
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	1,265	122,401
ABIOMED, Inc. (a)	378	92,859
Align Technology, Inc. (a)	163	33,759
Baxter International, Inc.	1,020	54,937
Becton Dickinson & Co.	1,058	235,754
Boston Scientific Corp. (a)	3,004	116,345
Security Description	Shares	Value
Cooper Cos., Inc.	1,354	$357,321
DENTSPLY SIRONA, Inc.	1,832	51,937
DexCom, Inc. (a)	824	66,365
Edwards Lifesciences Corp. (a)	2,484	205,253
Enovis Corp. (a)	1,336	61,549
Envista Holdings Corp. (a)	4,790	157,160
Globus Medical, Inc. Class A (a)	2,195	130,756
Hologic, Inc. (a)	20,330	1,311,692
ICU Medical, Inc. (a)	853	128,462
IDEXX Laboratories, Inc. (a)	224	72,979
Insulet Corp. (a)	78	17,893
Integra LifeSciences Holdings Corp. (a)	1,238	52,442
Intuitive Surgical, Inc. (a)	438	82,099
Masimo Corp. (a)	360	50,818
Medtronic PLC	938	75,743
QuidelOrtho Corp. (a)	3,719	265,834
ResMed, Inc.	1,003	218,955
STERIS PLC	221	36,748
Stryker Corp.	498	100,865
Tandem Diabetes Care, Inc. (a)	496	23,734
Teleflex, Inc.	369	74,339
Zimmer Biomet Holdings, Inc.	878	91,795
		4,290,794
HEALTH CARE PROVIDERS & SERVICES — 5.1%
Acadia Healthcare Co., Inc. (a)	2,828	221,093
Amedisys, Inc. (a)	187	18,100
AmerisourceBergen Corp.	1,712	231,685
Cardinal Health, Inc.	11,168	744,682
Centene Corp. (a)	6,123	476,431
Chemed Corp.	861	375,878
Cigna Corp.	2,188	607,104
CVS Health Corp.	6,654	634,592
DaVita, Inc. (a)	1,765	146,089
Elevance Health, Inc.	906	411,541
Encompass Health Corp.	2,394	108,281
Enhabit, Inc. (a)	1,197	16,806
HCA Healthcare, Inc.	3,277	602,280
Henry Schein, Inc. (a)	12,172	800,552
Humana, Inc.	138	66,956
Laboratory Corp. of America Holdings	4,134	846,685
McKesson Corp.	7,084	2,407,639
Molina Healthcare, Inc. (a)	7,016	2,314,157
Premier, Inc. Class A	11,722	397,845
Quest Diagnostics, Inc.	10,434	1,280,147
Tenet Healthcare Corp. (a)	4,813	248,255
UnitedHealth Group, Inc.	124	62,625
Universal Health Services, Inc. Class B	2,459	216,835
		13,236,258
HEALTH CARE TECHNOLOGY — 0.1%
Change Healthcare, Inc. (a)	9,350	257,032
Doximity, Inc. Class A (a) (b)	2,626	79,358

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Veeva Systems, Inc. Class A (a)	272	$44,847
		381,237
HOTELS, RESTAURANTS & LEISURE — 1.5%
Airbnb, Inc. Class A (a)	960	100,838
Aramark	3,142	98,030
Booking Holdings, Inc. (a)	58	95,306
Boyd Gaming Corp.	5,429	258,692
Caesars Entertainment, Inc. (a)	302	9,743
Chipotle Mexican Grill, Inc. (a)	245	368,176
Choice Hotels International, Inc.	1,429	156,504
Churchill Downs, Inc.	1,116	205,511
Darden Restaurants, Inc.	3,705	468,016
Domino's Pizza, Inc.	649	201,320
Expedia Group, Inc. (a)	2,390	223,919
Hilton Worldwide Holdings, Inc.	425	51,264
Hyatt Hotels Corp. Class A (a)	347	28,093
Marriott International, Inc. Class A	736	103,143
Marriott Vacations Worldwide Corp.	503	61,296
McDonald's Corp.	511	117,908
MGM Resorts International	6,924	205,781
Penn Entertainment, Inc. (a)	575	15,818
Planet Fitness, Inc. Class A (a)	894	51,548
Six Flags Entertainment Corp. (a)	2,083	36,869
Starbucks Corp.	1,650	139,029
Travel + Leisure Co.	2,707	92,363
Vail Resorts, Inc.	254	54,773
Wendy's Co.	2,691	50,295
Wyndham Hotels & Resorts, Inc.	2,015	123,620
Yum! Brands, Inc.	4,340	461,516
		3,779,371
HOUSEHOLD DURABLES — 1.4%
D.R. Horton, Inc.	4,327	291,423
Garmin, Ltd.	1,919	154,115
Leggett & Platt, Inc.	3,265	108,463
Lennar Corp. Class A	5,761	429,483
Lennar Corp. Class B	299	17,793
Mohawk Industries, Inc. (a)	2,330	212,473
Newell Brands, Inc.	9,386	130,371
NVR, Inc. (a)	163	649,894
PulteGroup, Inc. (a)	11,028	413,550
Tempur Sealy International, Inc.	6,991	168,763
Toll Brothers, Inc.	8,113	340,746
TopBuild Corp. (a)	729	120,125
Whirlpool Corp.	3,539	477,093
		3,514,292
HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc.	4,476	319,765
Clorox Co.	2,186	280,661
Colgate-Palmolive Co.	4,387	308,187
Kimberly-Clark Corp.	3,294	370,707
Procter & Gamble Co.	526	66,408
Reynolds Consumer Products, Inc. (b)	1,529	39,769
Security Description	Shares	Value
Spectrum Brands Holdings, Inc.	680	$26,540
		1,412,037
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	10,845	245,097
Brookfield Renewable Corp. Class A	2,384	77,909
Vistra Corp.	3,831	80,451
		403,457
INDUSTRIAL CONGLOMERATES — 0.1%
3M Co.	1,512	167,076
General Electric Co.	452	27,983
Honeywell International, Inc.	616	102,854
		297,913
INSURANCE — 6.0%
Aflac, Inc.	7,427	417,397
Alleghany Corp. (a)	758	636,242
Allstate Corp.	5,958	741,950
American Financial Group, Inc.	2,773	340,885
American International Group, Inc.	7,959	377,893
Aon PLC Class A	754	201,974
Arch Capital Group, Ltd. (a)	19,759	899,825
Arthur J Gallagher & Co.	1,487	254,604
Assurant, Inc.	3,083	447,867
Assured Guaranty, Ltd.	3,941	190,941
Axis Capital Holdings, Ltd.	4,618	226,975
Brighthouse Financial, Inc. (a)	1,647	71,513
Brown & Brown, Inc.	5,132	310,383
Chubb, Ltd.	2,581	469,432
Cincinnati Financial Corp.	10,647	953,652
CNA Financial Corp.	776	28,634
Erie Indemnity Co. Class A	1,046	232,536
Everest Re Group, Ltd.	2,456	644,553
Fidelity National Financial, Inc.	12,147	439,721
First American Financial Corp.	12,215	563,112
Globe Life, Inc.	2,658	265,003
Hanover Insurance Group, Inc.	1,993	255,383
Hartford Financial Services Group, Inc.	8,651	535,843
Lincoln National Corp.	2,367	103,935
Loews Corp.	5,747	286,431
Markel Corp. (a)	708	767,628
Marsh & McLennan Cos., Inc.	2,859	426,820
MetLife, Inc.	3,743	227,500
Old Republic International Corp.	26,368	551,882
Primerica, Inc.	816	100,735
Principal Financial Group, Inc.	4,061	293,001
Progressive Corp.	5,018	583,142
Prudential Financial, Inc.	2,856	244,988
Reinsurance Group of America, Inc.	1,808	227,465
RenaissanceRe Holdings, Ltd.	603	84,655
Ryan Specialty Holdings, Inc. Class A (a) (b)	854	34,689
Travelers Cos., Inc.	3,395	520,114

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Unum Group	8,390	$325,532
W R Berkley Corp.	6,112	394,713
Willis Towers Watson PLC	4,724	949,241
		15,628,789
INTERACTIVE MEDIA & SERVICES — 0.1%
Alphabet, Inc. Class A (a)	1,154	110,380
Alphabet, Inc. Class C (a)	897	86,247
IAC, Inc. (a)	253	14,011
Meta Platforms, Inc. Class A (a)	186	25,236
Pinterest, Inc. Class A (a)	1,369	31,898
Twitter, Inc. (a)	1,521	66,681
ZoomInfo Technologies, Inc. (a)	384	15,997
		350,450
INTERNET & DIRECT MARKETING RETAIL — 0.1%
DoorDash, Inc. Class A (a)	261	12,906
eBay, Inc.	4,379	161,191
Etsy, Inc. (a)	229	22,930
		197,027
IT SERVICES — 3.9%
Accenture PLC Class A	557	143,316
Akamai Technologies, Inc. (a)	7,006	562,722
Amdocs, Ltd.	19,497	1,549,037
Automatic Data Processing, Inc.	1,547	349,916
Broadridge Financial Solutions, Inc.	2,061	297,444
Cognizant Technology Solutions Corp. Class A	24,039	1,380,800
Concentrix Corp.	4,697	524,326
DXC Technology Co. (a)	16,528	404,605
EPAM Systems, Inc. (a)	609	220,574
Euronet Worldwide, Inc. (a)	1,012	76,669
Fidelity National Information Services, Inc.	629	47,534
Fiserv, Inc. (a)	1,257	117,617
FleetCor Technologies, Inc. (a)	959	168,947
Gartner, Inc. (a)	4,879	1,349,970
Genpact, Ltd.	8,201	358,958
Global Payments, Inc.	563	60,832
Globant SA (a)	1,303	243,765
GoDaddy, Inc. Class A (a)	3,634	257,578
International Business Machines Corp.	2,161	256,748
Jack Henry & Associates, Inc.	2,386	434,896
Mastercard, Inc. Class A	114	32,415
Paychex, Inc.	3,466	388,920
Snowflake, Inc. Class A (a)	263	44,699
SS&C Technologies Holdings, Inc.	5,712	272,748
Switch, Inc. Class A	4,224	142,307
Thoughtworks Holding, Inc. (a)	932	9,777
VeriSign, Inc. (a)	1,707	296,506
Visa, Inc. Class A	164	29,135
Western Union Co.	14,034	189,459
WEX, Inc. (a)	182	23,103
		10,235,323
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	1,974	$129,198
Hasbro, Inc.	3,251	219,182
Mattel, Inc. (a)	21,126	400,127
Polaris, Inc.	1,743	166,718
YETI Holdings, Inc. (a)	671	19,137
		934,362
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Agilent Technologies, Inc.	1,911	232,282
Avantor, Inc. (a)	2,338	45,825
Azenta, Inc.	1,395	59,790
Bio-Rad Laboratories, Inc. Class A (a)	1,110	463,025
Bio-Techne Corp.	464	131,776
Bruker Corp.	1,523	80,810
Charles River Laboratories International, Inc. (a)	249	49,003
Danaher Corp.	274	70,772
IQVIA Holdings, Inc. (a)	960	173,894
Maravai LifeSciences Holdings, Inc. Class A (a)	2,854	72,863
Mettler-Toledo International, Inc. (a)	250	271,030
PerkinElmer, Inc.	670	80,621
QIAGEN NV (a)	5,658	233,562
Repligen Corp. (a)	376	70,353
Sotera Health Co. (a)	1,052	7,175
Syneos Health, Inc. (a)	1,805	85,106
Thermo Fisher Scientific, Inc.	98	49,705
Waters Corp. (a)	1,081	291,362
West Pharmaceutical Services, Inc.	888	218,519
		2,687,473
MACHINERY — 2.9%
AGCO Corp.	4,374	420,648
Allison Transmission Holdings, Inc.	8,509	287,264
Caterpillar, Inc.	1,033	169,495
Crane Holdings Co.	4,251	372,132
Cummins, Inc.	3,048	620,298
Deere & Co.	457	152,588
Donaldson Co., Inc.	4,618	226,328
Dover Corp.	2,641	307,888
Esab Corp.	5,358	178,743
Flowserve Corp.	1,958	47,579
Fortive Corp.	1,942	113,219
Gates Industrial Corp. PLC (a)	2,777	27,103
Graco, Inc.	4,489	269,115
IDEX Corp.	1,052	210,242
Illinois Tool Works, Inc.	1,308	236,290
Ingersoll Rand, Inc.	4,610	199,429
ITT, Inc.	964	62,988
Lincoln Electric Holdings, Inc.	2,689	338,061
Middleby Corp. (a)	936	119,967
Nordson Corp.	1,494	317,131
Oshkosh Corp.	197	13,847
Otis Worldwide Corp.	5,465	348,667
PACCAR, Inc.	5,853	489,838

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Parker-Hannifin Corp.	1,274	$308,703
Pentair PLC	5,255	213,511
Snap-on, Inc.	3,209	646,132
Stanley Black & Decker, Inc.	432	32,491
Timken Co.	1,492	88,088
Toro Co.	2,729	236,004
Westinghouse Air Brake Technologies Corp.	3,966	322,634
Xylem, Inc.	953	83,254
		7,459,677
MARINE — 0.0% (c)
Kirby Corp. (a)	1,195	72,620
MEDIA — 1.3%
Cable One, Inc.	35	29,857
Charter Communications, Inc. Class A (a)	247	74,927
Comcast Corp. Class A	2,213	64,907
DISH Network Corp. Class A (a)	1,811	25,046
Fox Corp. Class A	10,326	316,802
Fox Corp. Class B	4,369	124,517
Interpublic Group of Cos., Inc.	29,974	767,334
Liberty Broadband Corp. Class C (a)	442	32,620
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,961	74,655
Liberty Media Corp.-Liberty SiriusXM Class C (a)	4,042	152,424
New York Times Co. Class A	5,927	170,401
News Corp. Class A	6,789	102,582
News Corp. Class B	2,853	43,993
Nexstar Media Group, Inc. Class A	3,140	523,909
Omnicom Group, Inc.	9,044	570,586
Paramount Global Class B (b)	9,201	175,187
Sirius XM Holdings, Inc. (b)	17,303	98,800
		3,348,547
METALS & MINING — 3.2%
Alcoa Corp.	14,830	499,178
Cleveland-Cliffs, Inc. (a)	60,570	815,878
Freeport-McMoRan, Inc.	24,407	667,043
MP Materials Corp. (a)	2,625	71,662
Newmont Corp.	6,120	257,224
Nucor Corp.	18,521	1,981,562
Reliance Steel & Aluminum Co.	6,936	1,209,708
Royal Gold, Inc.	2,260	212,033
Southern Copper Corp.	1,406	63,045
SSR Mining, Inc.	1,474	21,682
Steel Dynamics, Inc.	24,864	1,764,101
United States Steel Corp.	41,267	747,758
		8,310,874
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
AGNC Investment Corp. REIT	6,206	52,255
Annaly Capital Management, Inc. REIT	7,511	128,889
Security Description	Shares	Value
Rithm Capital Corp. REIT	21,579	$157,958
		339,102
MULTI-UTILITIES — 1.5%
Ameren Corp.	4,122	332,027
CenterPoint Energy, Inc.	9,677	272,698
CMS Energy Corp.	9,416	548,388
Consolidated Edison, Inc.	5,379	461,303
Dominion Energy, Inc.	3,433	237,255
DTE Energy Co.	7,248	833,882
NiSource, Inc.	14,351	361,502
Public Service Enterprise Group, Inc.	3,309	186,065
Sempra Energy	1,969	295,232
WEC Energy Group, Inc.	4,147	370,866
		3,899,218
MULTILINE RETAIL — 0.9%
Dollar General Corp.	2,166	519,537
Dollar Tree, Inc. (a)	3,788	515,547
Kohl's Corp.	9,900	248,985
Macy's, Inc.	45,471	712,531
Nordstrom, Inc.	4,543	76,004
Ollie's Bargain Outlet Holdings, Inc. (a)	442	22,807
Target Corp.	2,185	324,232
		2,419,643
OIL, GAS & CONSUMABLE FUELS — 9.7%
Antero Midstream Corp.	19,940	183,049
Antero Resources Corp. (a)	23,338	712,509
APA Corp.	41,643	1,423,774
Cheniere Energy, Inc.	1,623	269,272
Chesapeake Energy Corp.	17,920	1,688,243
Chevron Corp.	1,221	175,421
ConocoPhillips	5,983	612,300
Continental Resources, Inc.	2,269	151,592
Coterra Energy, Inc.	4,540	118,585
Devon Energy Corp.	13,210	794,317
Diamondback Energy, Inc.	9,891	1,191,470
DT Midstream, Inc. (a)	5,273	273,616
Enviva, Inc. (b)	1,701	102,162
EOG Resources, Inc.	8,781	981,101
EQT Corp.	6,236	254,117
Exxon Mobil Corp.	2,288	199,765
Hess Corp.	3,974	433,126
HF Sinclair Corp.	16,138	868,870
Kinder Morgan, Inc.	23,702	394,401
Marathon Oil Corp.	49,770	1,123,807
Marathon Petroleum Corp.	23,378	2,322,137
Occidental Petroleum Corp.	11,119	683,263
ONEOK, Inc.	16,905	866,212
Ovintiv, Inc.	40,805	1,877,030
PDC Energy, Inc.	15,107	873,034
Phillips 66	19,185	1,548,613
Pioneer Natural Resources Co.	2,372	513,609
Range Resources Corp.	21,291	537,811

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Southwestern Energy Co. (a)	32,311	$197,743
Targa Resources Corp.	23,561	1,421,671
Texas Pacific Land Corp.	129	229,263
Valero Energy Corp.	17,450	1,864,532
Williams Cos., Inc.	13,714	392,632
		25,279,047
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	13,037	667,364
PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A (a)	2,268	14,334
Estee Lauder Cos., Inc. Class A	843	182,003
Olaplex Holdings, Inc. (a)	2,371	22,643
		218,980
PHARMACEUTICALS — 0.8%
Bristol-Myers Squibb Co.	3,680	261,611
Catalent, Inc. (a)	1,004	72,649
Elanco Animal Health, Inc. (a)	1,495	18,553
Eli Lilly & Co.	190	61,436
Jazz Pharmaceuticals PLC (a)	143	19,060
Johnson & Johnson	299	48,845
Merck & Co., Inc.	1,332	114,712
Organon & Co.	35,165	822,861
Perrigo Co. PLC	1,619	57,734
Pfizer, Inc.	4,880	213,549
Royalty Pharma PLC Class A	4,017	161,403
Viatris, Inc.	23,159	197,315
Zoetis, Inc.	806	119,522
		2,169,250
PROFESSIONAL SERVICES — 1.9%
Booz Allen Hamilton Holding Corp.	2,984	275,572
CACI International, Inc. Class A (a)	2,477	646,646
CoStar Group, Inc. (a)	600	41,790
Dun & Bradstreet Holdings, Inc.	2,750	34,073
Equifax, Inc.	547	93,772
FTI Consulting, Inc. (a)	3,157	523,146
Jacobs Solutions, Inc.	1,478	160,348
KBR, Inc.	12,237	528,883
Leidos Holdings, Inc.	8,000	699,760
ManpowerGroup, Inc.	3,730	241,294
Nielsen Holdings PLC	4,151	115,066
Robert Half International, Inc.	8,855	677,407
Science Applications International Corp.	5,090	450,109
TransUnion	1,331	79,181
Verisk Analytics, Inc.	1,451	247,439
		4,814,486
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. Class A (a)	10,528	710,746
Jones Lang LaSalle, Inc. (a)	3,018	455,929
		1,166,675
ROAD & RAIL — 1.9%
AMERCO	623	317,244
Avis Budget Group, Inc. (a)	3,993	592,801
Security Description	Shares	Value
CSX Corp.	9,995	$266,267
Hertz Global Holdings, Inc. (a) (b)	6,784	110,444
JB Hunt Transport Services, Inc.	4,533	709,052
Knight-Swift Transportation Holdings, Inc.	14,248	697,155
Landstar System, Inc.	4,036	582,677
Norfolk Southern Corp.	1,158	242,775
Old Dominion Freight Line, Inc.	1,838	457,239
Ryder System, Inc.	5,663	427,500
Schneider National, Inc. Class B	8,515	172,854
Union Pacific Corp.	883	172,026
XPO Logistics, Inc. (a)	2,841	126,481
		4,874,515
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Micro Devices, Inc. (a)	3,785	239,817
Allegro MicroSystems, Inc. (a)	3,268	71,406
Analog Devices, Inc.	185	25,778
Applied Materials, Inc.	4,389	359,591
Broadcom, Inc.	387	171,832
Cirrus Logic, Inc. (a)	8,510	585,488
Enphase Energy, Inc. (a)	391	108,491
Entegris, Inc.	3,228	267,988
First Solar, Inc. (a)	4,143	547,995
GLOBALFOUNDRIES, Inc. (a)	669	32,346
Intel Corp.	7,940	204,614
KLA Corp.	2,877	870,666
Lam Research Corp.	1,026	375,516
Lattice Semiconductor Corp. (a)	8,044	395,845
Microchip Technology, Inc.	8,337	508,807
Micron Technology, Inc.	17,143	858,864
MKS Instruments, Inc.	1,638	135,364
Monolithic Power Systems, Inc.	1,602	582,167
NVIDIA Corp.	202	24,521
ON Semiconductor Corp. (a)	27,730	1,728,411
Qorvo, Inc. (a)	2,726	216,472
QUALCOMM, Inc.	4,150	468,867
Skyworks Solutions, Inc.	3,595	306,546
Teradyne, Inc.	8,291	623,069
Texas Instruments, Inc.	2,489	385,247
Universal Display Corp.	492	46,420
		10,142,128
SOFTWARE — 3.3%
Adobe, Inc. (a)	236	64,947
ANSYS, Inc. (a)	939	208,176
Aspen Technology, Inc. (a)	1,870	445,434
Atlassian Corp. PLC Class A (a)	606	127,618
Autodesk, Inc. (a)	729	136,177
Black Knight, Inc. (a)	3,445	222,995
Cadence Design Systems, Inc. (a)	5,893	963,093
Ceridian HCM Holding, Inc. (a)	286	15,982
Citrix Systems, Inc. (a)	728	75,712
Crowdstrike Holdings, Inc. Class A (a)	439	72,352
Datadog, Inc. Class A (a)	2,051	182,088

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Dolby Laboratories, Inc. Class A	3,586	$233,628
Dropbox, Inc. Class A (a)	13,342	276,446
Dynatrace, Inc. (a)	2,452	85,354
Fair Isaac Corp. (a)	481	198,177
Fortinet, Inc. (a)	13,581	667,235
Guidewire Software, Inc. (a)	566	34,854
HubSpot, Inc. (a)	143	38,627
Intuit, Inc.	248	96,055
Manhattan Associates, Inc. (a)	2,641	351,332
Microsoft Corp.	1,054	245,477
NCR Corp. (a)	3,122	59,349
NortonLifeLock, Inc.	27,983	563,578
Oracle Corp.	1,627	99,361
Palo Alto Networks, Inc. (a)	1,797	294,331
Paycom Software, Inc. (a)	887	292,701
Paycor HCM, Inc. (a)	683	20,189
Paylocity Holding Corp. (a)	574	138,667
PTC, Inc. (a)	1,459	152,611
Roper Technologies, Inc.	611	219,740
Salesforce, Inc. (a)	168	24,165
ServiceNow, Inc. (a)	405	152,932
Smartsheet, Inc. Class A (a)	405	13,916
Splunk, Inc. (a)	174	13,085
Synopsys, Inc. (a)	2,815	860,011
Teradata Corp. (a)	10,244	318,179
Trade Desk, Inc. Class A (a)	3,325	198,669
Tyler Technologies, Inc. (a)	161	55,947
VMware, Inc. Class A	896	95,388
Workday, Inc. Class A (a)	1,164	177,184
Zendesk, Inc. (a)	271	20,623
Zscaler, Inc. (a)	98	16,108
		8,528,493
SPECIALTY RETAIL — 4.0%
Advance Auto Parts, Inc.	4,526	707,595
AutoNation, Inc. (a)	6,271	638,827
AutoZone, Inc. (a)	569	1,218,758
Bath & Body Works, Inc.	10,932	356,383
Best Buy Co., Inc.	6,142	389,034
Burlington Stores, Inc. (a)	493	55,162
CarMax, Inc. (a)	2,475	163,400
Dick's Sporting Goods, Inc.	7,283	762,093
Five Below, Inc. (a)	766	105,455
Floor & Decor Holdings, Inc. Class A (a)	1,973	138,623
Home Depot, Inc.	374	103,202
Lithia Motors, Inc.	2,488	533,800
Lowe's Cos., Inc.	2,693	505,772
O'Reilly Automotive, Inc. (a)	1,363	958,666
Penske Automotive Group, Inc.	4,334	426,596
Petco Health & Wellness Co., Inc. (a)	1,829	20,412
RH (a) (b)	76	18,701
Ross Stores, Inc.	2,627	221,377
TJX Cos., Inc.	8,219	510,564
Tractor Supply Co.	5,064	941,296
Ulta Beauty, Inc. (a)	1,852	743,004
Security Description	Shares	Value
Victoria's Secret & Co. (a)	13,048	$379,958
Williams-Sonoma, Inc.	3,677	433,335
		10,332,013
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Apple, Inc.	3,302	456,336
Dell Technologies, Inc. Class C	29,114	994,825
Hewlett Packard Enterprise Co.	102,187	1,224,200
HP, Inc.	120,770	3,009,589
NetApp, Inc.	9,227	570,690
Pure Storage, Inc. Class A (a)	18,719	512,339
Western Digital Corp. (a)	6,958	226,483
		6,994,462
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Capri Holdings, Ltd. (a)	8,201	315,246
Carter's, Inc.	1,913	125,359
Columbia Sportswear Co.	1,870	125,851
Deckers Outdoor Corp. (a)	858	268,219
Hanesbrands, Inc.	6,579	45,790
Lululemon Athletica, Inc. (a)	741	207,154
NIKE, Inc. Class B	952	79,130
PVH Corp.	2,213	99,142
Ralph Lauren Corp.	2,954	250,883
Skechers U.S.A., Inc. Class A (a)	6,382	202,437
Tapestry, Inc.	12,264	348,666
Under Armour, Inc. Class A (a)	3,424	22,770
Under Armour, Inc. Class C (a)	3,817	22,749
VF Corp.	2,326	69,571
		2,182,967
THRIFTS & MORTGAGE FINANCE — 0.2%
MGIC Investment Corp.	36,174	463,751
New York Community Bancorp, Inc.	7,079	60,384
		524,135
TOBACCO — 0.2%
Altria Group, Inc.	7,082	285,971
Philip Morris International, Inc.	2,421	200,967
		486,938
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Air Lease Corp.	3,029	93,929
Fastenal Co.	8,007	368,642
MSC Industrial Direct Co., Inc. Class A	2,074	151,008
SiteOne Landscape Supply, Inc. (a)	1,080	112,471
United Rentals, Inc. (a)	1,770	478,113
Univar Solutions, Inc. (a)	9,300	211,482
W.W. Grainger, Inc.	1,151	563,058
Watsco, Inc.	1,579	406,529
WESCO International, Inc. (a)	5,051	602,988
		2,988,220
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,524	198,364

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Essential Utilities, Inc.	4,220	$174,623
		372,987
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
T-Mobile US, Inc. (a)	289	38,775
TOTAL COMMON STOCKS (Cost $260,841,444)		259,553,385
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (d) (e)	222,112	222,157
State Street Navigator Securities Lending Portfolio II (f) (g)	3,684,732	3,684,732
TOTAL SHORT-TERM INVESTMENTS (Cost $3,906,884)		3,906,889
TOTAL INVESTMENTS — 101.3% (Cost $264,748,328)		263,460,274
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(3,419,391)
NET ASSETS — 100.0%		$260,040,883

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	12/16/2022	$206,497	$180,075	$(26,422)
E-mini Russell 1000 Index (long)	3	12/16/2022	328,194	296,625	(31,569)
					$(57,991)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$259,477,673	$75,712	$—	$259,553,385
Short-Term Investments	3,906,889	—	—	3,906,889
TOTAL INVESTMENTS	$263,384,562	$75,712	$—	$263,460,274
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(57,991)	—	—	(57,991)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(57,991)	$—	$—	$(57,991)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Corp.	465	$28,667	$326	$143	$14	$(405)	468	$28,459	$265
State Street Institutional Liquid Reserves Fund, Premier Class	172,125	172,108	2,635,825	2,585,881	101	4	222,112	222,157	1,651
State Street Navigator Securities Lending Portfolio II	2,675,497	2,675,497	10,970,222	9,960,987	—	—	3,684,732	3,684,732	4,710
Total		$2,876,272	$13,606,373	$12,547,011	$115	$(401)		$3,935,348	$6,626
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.3%
BWX Technologies, Inc.	19,465	$980,452
Huntington Ingalls Industries, Inc.	4,509	998,744
		1,979,196
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	36,241	3,490,371
Expeditors International of Washington, Inc.	14,906	1,316,349
		4,806,720
AUTO COMPONENTS — 0.8%
BorgWarner, Inc.	90,261	2,834,195
Gentex Corp.	47,584	1,134,403
Lear Corp.	18,301	2,190,447
		6,159,045
AUTOMOBILES — 0.4%
Harley-Davidson, Inc.	33,612	1,172,386
Thor Industries, Inc.	24,354	1,704,293
		2,876,679
BANKS — 3.2%
Bank of Hawaii Corp.	8,964	682,340
Bank OZK	29,061	1,149,653
Citizens Financial Group, Inc.	61,969	2,129,255
Comerica, Inc.	18,182	1,292,740
Cullen/Frost Bankers, Inc.	4,695	620,773
East West Bancorp, Inc.	11,756	789,298
First Hawaiian, Inc.	32,615	803,308
First Horizon Corp.	46,857	1,073,025
FNB Corp.	88,524	1,026,878
Huntington Bancshares, Inc.	139,923	1,844,185
KeyCorp.	135,032	2,163,213
PacWest Bancorp	39,352	889,355
Popular, Inc.	14,731	1,061,516
Prosperity Bancshares, Inc.	13,731	915,583
Regions Financial Corp.	122,958	2,467,767
Synovus Financial Corp.	33,714	1,264,612
Umpqua Holdings Corp.	82,583	1,411,344
Webster Financial Corp.	19,232	869,286
Zions Bancorp NA	21,954	1,116,580
		23,570,711
BEVERAGES — 0.2%
Molson Coors Beverage Co. Class B	36,833	1,767,616
BIOTECHNOLOGY — 1.5%
Gilead Sciences, Inc.	176,104	10,863,856
BUILDING PRODUCTS — 1.6%
A.O. Smith Corp.	50,877	2,471,605
Allegion PLC	9,020	808,914
Fortune Brands Home & Security, Inc.	29,767	1,598,190
Lennox International, Inc.	12,070	2,687,627
Masco Corp.	46,161	2,155,257
Security Description	Shares	Value
Owens Corning	22,463	$1,765,816
		11,487,409
CAPITAL MARKETS — 3.9%
Carlyle Group, Inc.	94,937	2,453,172
Cboe Global Markets, Inc.	14,857	1,743,766
Evercore, Inc. Class A	17,259	1,419,553
Franklin Resources, Inc.	130,791	2,814,622
Invesco, Ltd.	171,248	2,346,098
Janus Henderson Group PLC	62,710	1,273,640
Jefferies Financial Group, Inc.	92,463	2,727,659
Lazard, Ltd. Class A	43,067	1,370,823
SEI Investments Co.	19,929	977,517
T Rowe Price Group, Inc.	102,622	10,776,336
Virtu Financial, Inc. Class A	45,331	941,525
		28,844,711
CHEMICALS — 5.0%
Celanese Corp.	26,788	2,420,028
CF Industries Holdings, Inc.	20,379	1,961,479
Chemours Co.	70,735	1,743,618
Dow, Inc.	191,927	8,431,353
DuPont de Nemours, Inc.	81,941	4,129,826
Eastman Chemical Co.	48,489	3,445,143
Huntsman Corp.	90,863	2,229,778
LyondellBasell Industries NV Class A	117,859	8,872,426
NewMarket Corp.	1,056	317,677
Olin Corp.	33,822	1,450,287
RPM International, Inc.	17,326	1,443,429
Scotts Miracle-Gro Co.	8,763	374,618
Valvoline, Inc.	20,206	512,020
		37,331,682
COMMUNICATIONS EQUIPMENT — 0.3%
Juniper Networks, Inc.	98,606	2,575,589
CONSTRUCTION & ENGINEERING — 0.3%
MDU Resources Group, Inc.	80,794	2,209,716
CONSUMER FINANCE — 1.5%
Ally Financial, Inc.	51,993	1,446,965
Discover Financial Services	29,751	2,704,961
OneMain Holdings, Inc.	53,551	1,580,825
SLM Corp.	39,510	552,745
Synchrony Financial	169,020	4,764,674
		11,050,170
CONTAINERS & PACKAGING — 2.4%
Amcor PLC	344,262	3,693,931
AptarGroup, Inc.	5,902	560,867
Ardagh Group SA (a) (b)	6,370	77,077
International Paper Co.	169,800	5,382,660
Packaging Corp. of America	28,770	3,230,583
Sealed Air Corp.	14,703	654,431
Silgan Holdings, Inc.	10,842	455,798
Sonoco Products Co.	24,903	1,412,747
Westrock Co.	73,785	2,279,219
		17,747,313

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
DISTRIBUTORS — 0.9%
Genuine Parts Co.	42,612	$6,362,824
DIVERSIFIED CONSUMER SERVICES — 0.3%
ADT, Inc.	34,451	258,038
H&R Block, Inc.	30,232	1,286,069
Service Corp. International	12,953	747,906
		2,292,013
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Apollo Global Management, Inc.	84,194	3,915,021
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Lumen Technologies, Inc. (b)	469,314	3,416,606
ELECTRIC UTILITIES — 4.4%
Alliant Energy Corp.	29,462	1,561,191
Avangrid, Inc.	13,725	572,333
Edison International	35,487	2,007,855
Entergy Corp.	36,329	3,655,787
Evergy, Inc.	53,474	3,176,356
Eversource Energy	28,707	2,237,998
FirstEnergy Corp.	112,179	4,150,623
Hawaiian Electric Industries, Inc.	50,045	1,734,560
IDACORP, Inc.	14,944	1,479,605
NRG Energy, Inc.	108,293	4,144,373
OGE Energy Corp.	55,594	2,026,957
Pinnacle West Capital Corp.	51,720	3,336,457
PPL Corp.	97,667	2,475,858
		32,559,953
ELECTRICAL EQUIPMENT — 0.5%
Hubbell, Inc.	9,920	2,212,160
nVent Electric PLC	41,050	1,297,591
		3,509,751
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Avnet, Inc.	31,690	1,144,643
Corning, Inc.	275,272	7,988,394
National Instruments Corp.	60,106	2,268,400
		11,401,437
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 9.2%
Apartment Income REIT Corp.	71,926	2,777,782
AvalonBay Communities, Inc. REIT	11,581	2,133,104
Boston Properties, Inc. REIT	14,087	1,056,102
Brixmor Property Group, Inc. REIT	66,319	1,224,912
Cousins Properties, Inc. REIT	47,176	1,101,560
CubeSmart REIT	33,240	1,331,594
Douglas Emmett, Inc. REIT	19,609	351,589
Duke Realty Corp. REIT	87	4,193
EastGroup Properties, Inc. REIT	6,151	887,835
EPR Properties REIT	11,466	411,171
Equity LifeStyle Properties, Inc. REIT	14,410	905,524
Equity Residential REIT	46,091	3,098,237
Essex Property Trust, Inc. REIT	6,199	1,501,584
Security Description	Shares	Value
Extra Space Storage, Inc. REIT	18,762	$3,240,385
Federal Realty Investment Trust REIT	12,845	1,157,591
First Industrial Realty Trust, Inc. REIT	23,101	1,035,156
Gaming and Leisure Properties, Inc. REIT	82,592	3,653,870
Healthcare Realty Trust, Inc. REIT	24,588	512,660
Healthpeak Properties, Inc. REIT	66,320	1,520,054
Highwoods Properties, Inc. REIT	47,305	1,275,343
Hudson Pacific Properties, Inc. REIT	19,650	215,168
Iron Mountain, Inc. REIT	42,920	1,887,192
Kilroy Realty Corp. REIT	53,321	2,245,347
Kimco Realty Corp. REIT	113,049	2,081,232
Lamar Advertising Co. Class A REIT	35,875	2,959,329
Life Storage, Inc. REIT	11,883	1,316,161
Medical Properties Trust, Inc. REIT	165,031	1,957,268
National Retail Properties, Inc. REIT	45,567	1,816,301
National Storage Affiliates Trust REIT	13,350	555,093
Omega Healthcare Investors, Inc. REIT	107,316	3,164,749
Rayonier, Inc. REIT	25,310	758,541
Regency Centers Corp. REIT	24,486	1,318,571
Simon Property Group, Inc. REIT	62,618	5,619,966
SL Green Realty Corp. REIT	28,631	1,149,821
Spirit Realty Capital, Inc. REIT	29,878	1,080,388
STORE Capital Corp. REIT	57,820	1,811,501
VICI Properties, Inc. REIT	104,290	3,113,057
Vornado Realty Trust REIT	30,888	715,366
Weyerhaeuser Co. REIT	136,519	3,898,983
WP Carey, Inc. REIT	21,915	1,529,667
		68,373,947
FOOD & STAPLES RETAILING — 1.6%
Albertsons Cos., Inc. Class A	26,983	670,797
Kroger Co.	68,007	2,975,306
Walgreens Boots Alliance, Inc.	258,362	8,112,567
		11,758,670
FOOD PRODUCTS — 4.9%
Archer-Daniels-Midland Co.	59,060	4,751,377
Bunge, Ltd.	17,725	1,463,553
Campbell Soup Co.	46,520	2,192,022
Conagra Brands, Inc.	142,454	4,648,274
Flowers Foods, Inc.	83,341	2,057,689
General Mills, Inc.	48,345	3,703,711
Ingredion, Inc.	22,623	1,821,604
JM Smucker Co.	35,960	4,941,264
Kellogg Co.	54,199	3,775,502
Kraft Heinz Co.	70,280	2,343,838

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Tyson Foods, Inc. Class A	68,535	$4,518,513
		36,217,347
GAS UTILITIES — 0.8%
National Fuel Gas Co.	39,907	2,456,276
UGI Corp.	95,942	3,101,805
		5,558,081
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Cardinal Health, Inc.	124,953	8,331,866
Encompass Health Corp.	31,062	1,404,934
Enhabit, Inc. (a)	15,536	218,126
Premier, Inc. Class A	54,148	1,837,783
Quest Diagnostics, Inc.	53,658	6,583,300
		18,376,009
HOTELS, RESTAURANTS & LEISURE — 1.2%
Darden Restaurants, Inc.	49,446	6,246,019
Travel + Leisure Co.	37,895	1,292,977
Wendy's Co.	54,612	1,020,698
		8,559,694
HOUSEHOLD DURABLES — 2.5%
Garmin, Ltd.	39,012	3,133,054
Leggett & Platt, Inc.	61,172	2,032,134
Lennar Corp. Class A	36,239	2,701,617
Lennar Corp. Class B	3,205	190,730
Newell Brands, Inc.	173,033	2,403,428
PulteGroup, Inc. (a)	49,173	1,843,987
Tempur Sealy International, Inc.	59,620	1,439,227
Toll Brothers, Inc.	36,851	1,547,742
Whirlpool Corp.	25,128	3,387,506
		18,679,425
HOUSEHOLD PRODUCTS — 1.3%
Clorox Co.	38,885	4,992,445
Kimberly-Clark Corp.	34,951	3,933,386
Reynolds Consumer Products, Inc. (b)	20,277	527,405
Spectrum Brands Holdings, Inc.	3,314	129,345
		9,582,581
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
AES Corp.	158,052	3,571,975
Brookfield Renewable Corp. Class A	29,785	973,374
		4,545,349
INSURANCE — 6.9%
Allstate Corp.	44,041	5,484,426
American Financial Group, Inc.	29,689	3,649,669
Assurant, Inc.	7,900	1,147,633
Assured Guaranty, Ltd.	9,735	471,661
Axis Capital Holdings, Ltd.	31,525	1,549,454
Cincinnati Financial Corp.	52,262	4,681,107
CNA Financial Corp.	6,914	255,127
Erie Indemnity Co. Class A	11,518	2,560,566
Everest Re Group, Ltd.	12,362	3,244,283
Security Description	Shares	Value
Fidelity National Financial, Inc.	122,955	$4,450,971
First American Financial Corp.	47,812	2,204,133
Hanover Insurance Group, Inc.	9,337	1,196,443
Hartford Financial Services Group, Inc.	41,182	2,550,813
Kemper Corp.	5,550	228,993
Lincoln National Corp.	28,875	1,267,901
Old Republic International Corp.	129,689	2,714,391
Primerica, Inc.	4,748	586,141
Principal Financial Group, Inc.	32,536	2,347,472
Prudential Financial, Inc.	33,200	2,847,896
Reinsurance Group of America, Inc.	10,690	1,344,909
Unum Group	57,571	2,233,755
Willis Towers Watson PLC	20,940	4,207,684
		51,225,428
INTERNET & DIRECT MARKETING RETAIL — 0.2%
eBay, Inc.	46,229	1,701,689
IT SERVICES — 1.2%
Amdocs, Ltd.	56,239	4,468,189
Broadridge Financial Solutions, Inc.	12,209	1,762,003
Western Union Co.	176,827	2,387,164
		8,617,356
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp.	20,788	1,360,575
Hasbro, Inc.	36,349	2,450,649
Polaris, Inc.	25,909	2,478,196
		6,289,420
MACHINERY — 4.4%
Allison Transmission Holdings, Inc.	44,013	1,485,879
Crane Holdings Co.	19,811	1,734,255
Cummins, Inc.	39,283	7,994,483
Donaldson Co., Inc.	34,111	1,671,780
Flowserve Corp.	32,941	800,466
Graco, Inc.	15,357	920,652
Lincoln Electric Holdings, Inc.	8,893	1,118,028
PACCAR, Inc.	71,763	6,005,845
Pentair PLC	43,557	1,769,721
Snap-on, Inc.	23,550	4,741,793
Stanley Black & Decker, Inc.	17,341	1,304,217
Timken Co.	21,317	1,258,556
Toro Co.	17,386	1,503,541
		32,309,216
MEDIA — 2.3%
Fox Corp. Class A	36,915	1,132,552
Fox Corp. Class B	21,292	606,822
Interpublic Group of Cos., Inc.	180,418	4,618,701
News Corp. Class A	34,945	528,019
News Corp. Class B	10,817	166,798
Nexstar Media Group, Inc. Class A	9,930	1,656,820
Omnicom Group, Inc.	93,339	5,888,758

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Paramount Global Class A	4,482	$96,542
Paramount Global Class B	138,777	2,642,314
		17,337,326
METALS & MINING — 1.6%
Nucor Corp.	38,180	4,084,878
Reliance Steel & Aluminum Co.	19,395	3,382,682
Southern Copper Corp.	20,012	897,338
Steel Dynamics, Inc.	46,205	3,278,245
		11,643,143
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
AGNC Investment Corp. REIT	208,309	1,753,962
Annaly Capital Management, Inc. REIT	177,966	3,053,896
Rithm Capital Corp. REIT	194,218	1,421,676
		6,229,534
MULTI-UTILITIES — 2.5%
Ameren Corp.	23,850	1,921,118
CMS Energy Corp.	52,781	3,073,965
Consolidated Edison, Inc.	36,053	3,091,905
DTE Energy Co.	48,911	5,627,211
NiSource, Inc.	92,553	2,331,410
WEC Energy Group, Inc.	26,059	2,330,456
		18,376,065
MULTILINE RETAIL — 1.3%
Kohl's Corp.	58,254	1,465,088
Macy's, Inc.	130,848	2,050,388
Target Corp.	42,907	6,366,970
		9,882,446
OIL, GAS & CONSUMABLE FUELS — 7.8%
Antero Midstream Corp.	153,078	1,405,256
Chesapeake Energy Corp. (b)	51,080	4,812,247
DT Midstream, Inc. (a)	32,524	1,687,670
Enviva, Inc.	12,324	740,180
Kinder Morgan, Inc.	246,866	4,107,850
Marathon Petroleum Corp.	95,037	9,440,025
ONEOK, Inc.	154,162	7,899,261
Ovintiv, Inc.	30,681	1,411,326
Phillips 66	154,353	12,459,374
Valero Energy Corp.	97,608	10,429,415
Williams Cos., Inc.	105,835	3,030,056
		57,422,660
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	21,164	1,083,385
PHARMACEUTICALS — 1.2%
Organon & Co.	116,459	2,725,141
Perrigo Co. PLC	34,681	1,236,724
Viatris, Inc.	556,046	4,737,512
		8,699,377
PROFESSIONAL SERVICES — 1.1%
Booz Allen Hamilton Holding Corp.	18,009	1,663,131
Security Description	Shares	Value
ManpowerGroup, Inc.	24,008	$1,553,078
Robert Half International, Inc.	38,325	2,931,862
Science Applications International Corp.	25,579	2,261,951
		8,410,022
ROAD & RAIL — 0.3%
Ryder System, Inc.	22,669	1,711,283
Schneider National, Inc. Class B	18,206	369,582
		2,080,865
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Skyworks Solutions, Inc.	73,765	6,289,942
SOFTWARE — 0.7%
Dolby Laboratories, Inc. Class A	14,974	975,556
NortonLifeLock, Inc.	208,016	4,189,442
		5,164,998
SPECIALTY RETAIL — 3.6%
Advance Auto Parts, Inc.	28,028	4,381,898
Bath & Body Works, Inc.	89,253	2,909,648
Best Buy Co., Inc.	92,208	5,840,455
Dick's Sporting Goods, Inc. (b)	25,488	2,667,064
Gap, Inc.	90,047	739,286
Penske Automotive Group, Inc.	12,410	1,221,516
Ross Stores, Inc.	31,068	2,618,100
Tractor Supply Co.	11,723	2,179,071
Williams-Sonoma, Inc.	31,852	3,753,758
		26,310,796
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Hewlett Packard Enterprise Co.	595,753	7,137,121
HP, Inc.	483,243	12,042,415
NetApp, Inc.	102,048	6,311,669
		25,491,205
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Carter's, Inc.	17,914	1,173,904
Columbia Sportswear Co.	11,023	741,848
Hanesbrands, Inc. (b)	158,627	1,104,044
Ralph Lauren Corp.	20,810	1,767,393
Tapestry, Inc.	121,243	3,446,939
VF Corp.	134,022	4,008,598
		12,242,726
THRIFTS & MORTGAGE FINANCE — 0.4%
MGIC Investment Corp.	141,592	1,815,209
New York Community Bancorp, Inc. (b)	131,837	1,124,570
TFS Financial Corp.	3,713	48,269
UWM Holdings Corp.	14,503	42,494
		3,030,542
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Air Lease Corp.	22,972	712,362
Fastenal Co.	54,208	2,495,736

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MSC Industrial Direct Co., Inc. Class A	21,041	$1,531,995
Watsco, Inc.	15,120	3,892,795
		8,632,888
WATER UTILITIES — 0.2%
Essential Utilities, Inc.	29,493	1,220,420
TOTAL COMMON STOCKS (Cost $810,896,618)		738,070,570
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	1,183,970	1,184,207
State Street Navigator Securities Lending Portfolio II (e) (f)	11,620,285	11,620,285
TOTAL SHORT-TERM INVESTMENTS (Cost $12,804,480)		12,804,492
TOTAL INVESTMENTS — 101.4% (Cost $823,701,098)		750,875,062
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(10,609,006)
NET ASSETS — 100.0%		$740,266,056

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	12/16/2022	$2,443,644	$2,160,900	$(282,744)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$738,070,570	$—	$—	$738,070,570
Short-Term Investments	12,804,492	—	—	12,804,492
TOTAL INVESTMENTS	$750,875,062	$—	$—	$750,875,062
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(282,744)	—	—	(282,744)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(282,744)	$—	$—	$(282,744)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	364,902	$364,865	$11,132,509	$10,313,548	$369	$12	1,183,970	$1,184,207	$9,343
State Street Navigator Securities Lending Portfolio II	6,810,858	6,810,858	28,928,484	24,119,057	—	—	11,620,285	11,620,285	6,520
Total		$7,175,723	$40,060,993	$34,432,605	$369	$12		$12,804,492	$15,863
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
AAR Corp. (a)	155	$5,552
Aerojet Rocketdyne Holdings, Inc. (a)	113	4,519
AeroVironment, Inc. (a)	20	1,667
Axon Enterprise, Inc. (a)	7	810
Boeing Co. (a)	174	21,068
Curtiss-Wright Corp.	127	17,673
General Dynamics Corp.	845	179,284
Hexcel Corp.	211	10,913
Howmet Aerospace, Inc.	945	29,229
Huntington Ingalls Industries, Inc.	125	27,688
Kaman Corp.	3	84
L3Harris Technologies, Inc.	627	130,309
Lockheed Martin Corp.	866	334,527
Mercury Systems, Inc. (a)	145	5,887
Moog, Inc. Class A	85	5,980
Northrop Grumman Corp.	566	266,201
Raytheon Technologies Corp.	5,127	419,696
Textron, Inc.	367	21,381
TransDigm Group, Inc.	81	42,511
Triumph Group, Inc. (a)	313	2,689
Woodward, Inc.	85	6,822
		1,534,490
AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	57	5,447
C.H. Robinson Worldwide, Inc.	448	43,147
Expeditors International of Washington, Inc.	158	13,953
FedEx Corp.	327	48,550
Forward Air Corp.	95	8,575
GXO Logistics, Inc. (a)	72	2,524
Hub Group, Inc. Class A (a)	100	6,898
United Parcel Service, Inc. Class B	1,919	309,995
		439,089
AIRLINES — 0.0% (b)
Alaska Air Group, Inc. (a)	66	2,584
Allegiant Travel Co. (a)	5	365
American Airlines Group, Inc. (a)	179	2,155
Delta Air Lines, Inc. (a)	451	12,655
Hawaiian Holdings, Inc. (a)	6	79
JetBlue Airways Corp. (a)	100	663
SkyWest, Inc. (a)	16	260
Southwest Airlines Co. (a)	298	9,190
United Airlines Holdings, Inc. (a)	230	7,482
		35,433
AUTO COMPONENTS — 0.1%
Adient PLC (a)	49	1,360
American Axle & Manufacturing Holdings, Inc. (a)	60	410
Aptiv PLC (a)	28	2,190
BorgWarner, Inc.	75	2,355
Security Description	Shares	Value
Dana, Inc.	15	$171
Dorman Products, Inc. (a)	88	7,227
Fox Factory Holding Corp. (a)	5	395
Gentex Corp.	353	8,415
Gentherm, Inc. (a)	45	2,238
Goodyear Tire & Rubber Co. (a)	87	878
LCI Industries	36	3,653
Lear Corp.	49	5,865
Patrick Industries, Inc.	26	1,140
Standard Motor Products, Inc.	33	1,072
Visteon Corp. (a)	48	5,091
		42,460
AUTOMOBILES — 2.8%
Ford Motor Co.	5,486	61,443
General Motors Co.	151	4,845
Harley-Davidson, Inc.	193	6,732
Tesla, Inc. (a)	6,996	1,855,689
Thor Industries, Inc.	6	420
Winnebago Industries, Inc.	38	2,022
		1,931,151
BANKS — 3.1%
Allegiance Bancshares, Inc.	97	4,038
Ameris Bancorp	121	5,410
Associated Banc-Corp.	393	7,891
Banc of California, Inc.	63	1,006
BancFirst Corp.	85	7,605
Bancorp, Inc. (a)	155	3,407
Bank of America Corp.	9,637	291,037
Bank of Hawaii Corp.	98	7,460
Bank OZK	267	10,562
BankUnited, Inc.	200	6,834
Banner Corp.	131	7,739
Berkshire Hills Bancorp, Inc.	199	5,433
Brookline Bancorp, Inc.	209	2,435
Cadence Bank	387	9,834
Cathay General Bancorp	234	9,000
Central Pacific Financial Corp.	91	1,883
Citigroup, Inc.	976	40,670
Citizens Financial Group, Inc.	838	28,794
City Holding Co.	56	4,967
Columbia Banking System, Inc.	147	4,247
Comerica, Inc.	460	32,706
Commerce Bancshares, Inc.	298	19,716
Community Bank System, Inc.	107	6,429
Cullen/Frost Bankers, Inc.	222	29,353
Customers Bancorp, Inc. (a)	148	4,363
CVB Financial Corp.	493	12,483
Dime Community Bancshares, Inc.	84	2,459
Eagle Bancorp, Inc.	48	2,151
East West Bancorp, Inc.	299	20,075
FB Financial Corp.	62	2,369
Fifth Third Bancorp	1,819	58,135
First BanCorp (c)	655	8,960
First BanCorp (c)	83	3,036

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
First Commonwealth Financial Corp.	249	$3,197
First Financial Bancorp	107	2,256
First Financial Bankshares, Inc.	192	8,031
First Hawaiian, Inc.	173	4,261
First Horizon Corp.	2,227	50,998
First Republic Bank	126	16,449
FNB Corp.	915	10,614
Fulton Financial Corp.	519	8,200
Glacier Bancorp, Inc.	229	11,251
Hancock Whitney Corp.	278	12,735
Hanmi Financial Corp.	122	2,889
Heritage Financial Corp.	38	1,006
Hilltop Holdings, Inc.	15	373
Home BancShares, Inc.	513	11,548
HomeStreet, Inc.	33	951
Hope Bancorp, Inc.	236	2,983
Huntington Bancshares, Inc.	2,458	32,396
Independent Bank Corp.	165	12,297
Independent Bank Group, Inc.	113	6,937
International Bancshares Corp.	165	7,012
JPMorgan Chase & Co.	2,151	224,779
KeyCorp.	1,695	27,154
Lakeland Financial Corp.	77	5,606
M&T Bank Corp.	660	116,371
National Bank Holdings Corp. Class A	67	2,478
NBT Bancorp, Inc.	167	6,338
OFG Bancorp	171	4,297
Old National Bancorp	736	12,122
Pacific Premier Bancorp, Inc.	29	898
PacWest Bancorp	161	3,639
Park National Corp.	56	6,971
Pathward Financial, Inc.	110	3,626
Pinnacle Financial Partners, Inc.	118	9,570
PNC Financial Services Group, Inc.	738	110,272
Preferred Bank	30	1,957
Prosperity Bancshares, Inc.	269	17,937
Regions Financial Corp.	2,679	53,767
Renasant Corp.	110	3,441
S&T Bancorp, Inc.	84	2,462
Seacoast Banking Corp. of Florida	233	7,044
ServisFirst Bancshares, Inc.	205	16,400
Signature Bank	57	8,607
Simmons First National Corp. Class A	153	3,334
Southside Bancshares, Inc.	101	3,571
SVB Financial Group (a)	41	13,767
Synovus Financial Corp.	291	10,915
Texas Capital Bancshares, Inc. (a)	93	5,490
Tompkins Financial Corp.	19	1,380
Triumph Bancorp, Inc. (a)	37	2,011
Truist Financial Corp.	2,376	103,451
Trustmark Corp.	114	3,492
UMB Financial Corp.	103	8,682
Umpqua Holdings Corp.	520	8,887
Security Description	Shares	Value
United Bankshares, Inc.	423	$15,122
United Community Banks, Inc.	327	10,824
US Bancorp	2,131	85,922
Valley National Bancorp	479	5,173
Veritex Holdings, Inc.	95	2,526
Washington Federal, Inc.	148	4,437
Webster Financial Corp.	316	14,283
Wells Fargo & Co.	6,739	271,043
Westamerica BanCorp	95	4,968
Wintrust Financial Corp.	200	16,310
Zions Bancorp NA	392	19,937
		2,130,132
BEVERAGES — 2.8%
Boston Beer Co., Inc. Class A (a)	1	324
Brown-Forman Corp. Class B	496	33,019
Celsius Holdings, Inc. (a) (d)	97	8,796
Coca-Cola Co.	13,505	756,550
Coca-Cola Consolidated, Inc.	22	9,058
Constellation Brands, Inc. Class A	529	121,501
Keurig Dr. Pepper, Inc.	2,589	92,738
MGP Ingredients, Inc. (d)	70	7,431
Molson Coors Beverage Co. Class B	662	31,770
Monster Beverage Corp. (a)	1,067	92,786
National Beverage Corp.	82	3,160
PepsiCo, Inc.	4,786	781,362
		1,938,495
BIOTECHNOLOGY — 3.2%
AbbVie, Inc.	6,858	920,412
Amgen, Inc.	1,744	393,098
Anika Therapeutics, Inc. (a)	5	119
Arrowhead Pharmaceuticals, Inc. (a)	11	364
Avid Bioservices, Inc. (a)	58	1,109
Biogen, Inc. (a)	45	12,015
Coherus Biosciences, Inc. (a)	7	67
Cytokinetics, Inc. (a)	343	16,618
Dynavax Technologies Corp. (a)	437	4,562
Eagle Pharmaceuticals, Inc. (a)	19	502
Emergent BioSolutions, Inc. (a)	5	105
Enanta Pharmaceuticals, Inc. (a)	38	1,971
Exelixis, Inc. (a)	1,128	17,687
Gilead Sciences, Inc.	3,283	202,528
Halozyme Therapeutics, Inc. (a)	430	17,002
Incyte Corp. (a)	511	34,053
Ironwood Pharmaceuticals, Inc. (a)	336	3,481
Ligand Pharmaceuticals, Inc. (a)	2	172
Moderna, Inc. (a)	35	4,139
Myriad Genetics, Inc. (a)	83	1,584
Neurocrine Biosciences, Inc. (a)	298	31,651
Organogenesis Holdings, Inc. (a)	7	23
Regeneron Pharmaceuticals, Inc. (a)	328	225,949
REGENXBIO, Inc. (a)	4	106
United Therapeutics Corp. (a)	168	35,176

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Vanda Pharmaceuticals, Inc. (a)	41	$405
Vericel Corp. (a)	15	348
Vertex Pharmaceuticals, Inc. (a)	1,043	301,990
Xencor, Inc. (a)	129	3,351
		2,230,587
BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	122	5,927
AAON, Inc.	88	4,741
Allegion PLC	72	6,457
American Woodmark Corp. (a)	2	88
Apogee Enterprises, Inc.	66	2,522
Builders FirstSource, Inc. (a)	642	37,827
Carlisle Cos., Inc.	193	54,119
Carrier Global Corp.	426	15,148
Fortune Brands Home & Security, Inc.	14	752
Griffon Corp.	203	5,993
Insteel Industries, Inc.	27	716
Johnson Controls International PLC	350	17,227
Lennox International, Inc.	10	2,227
Masco Corp.	356	16,622
Owens Corning	117	9,197
PGT Innovations, Inc. (a)	48	1,006
Quanex Building Products Corp.	50	908
Resideo Technologies, Inc. (a)	71	1,353
Simpson Manufacturing Co., Inc.	84	6,586
Trane Technologies PLC	121	17,522
Trex Co., Inc. (a)	12	527
UFP Industries, Inc.	132	9,525
		216,990
CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc.	21	2,349
Ameriprise Financial, Inc.	245	61,728
B Riley Financial, Inc. (d)	65	2,894
Bank of New York Mellon Corp.	1,120	43,142
BlackRock, Inc.	112	61,631
Blucora, Inc. (a)	60	1,160
Brightsphere Investment Group, Inc.	145	2,162
Cboe Global Markets, Inc.	267	31,338
Charles Schwab Corp.	3,369	242,130
CME Group, Inc.	1,016	179,964
Donnelley Financial Solutions, Inc. (a)	119	4,400
Evercore, Inc. Class A	12	987
FactSet Research Systems, Inc.	121	48,413
Federated Hermes, Inc.	284	9,406
Franklin Resources, Inc.	320	6,886
Goldman Sachs Group, Inc.	468	137,148
Interactive Brokers Group, Inc. Class A	194	12,399
Intercontinental Exchange, Inc.	505	45,627
Invesco, Ltd.	176	2,411
Janus Henderson Group PLC	14	284
Jefferies Financial Group, Inc.	260	7,670
Security Description	Shares	Value
MarketAxess Holdings, Inc.	4	$890
Moody's Corp.	113	27,472
Morgan Stanley	1,829	144,509
MSCI, Inc.	41	17,293
Nasdaq, Inc.	453	25,676
Northern Trust Corp.	377	32,256
Piper Sandler Cos.	37	3,875
Raymond James Financial, Inc.	639	63,146
S&P Global, Inc.	328	100,155
SEI Investments Co.	178	8,731
State Street Corp. (e)	258	15,689
Stifel Financial Corp.	180	9,344
StoneX Group, Inc. (a)	72	5,972
T Rowe Price Group, Inc.	23	2,415
Virtus Investment Partners, Inc.	4	638
WisdomTree Investments, Inc.	40	187
		1,362,377
CHEMICALS — 1.9%
AdvanSix, Inc.	144	4,622
Air Products & Chemicals, Inc.	350	81,456
Albemarle Corp.	358	94,670
American Vanguard Corp.	39	729
Ashland, Inc.	178	16,905
Avient Corp.	104	3,151
Balchem Corp.	89	10,821
Cabot Corp.	207	13,225
Celanese Corp.	79	7,137
CF Industries Holdings, Inc.	844	81,235
Chemours Co.	461	11,364
Corteva, Inc.	2,807	160,420
Dow, Inc.	1,323	58,119
DuPont de Nemours, Inc.	358	18,043
Eastman Chemical Co.	191	13,571
Ecolab, Inc.	125	18,053
FMC Corp.	367	38,792
Hawkins, Inc.	72	2,807
HB Fuller Co.	129	7,753
Ingevity Corp. (a)	29	1,758
Innospec, Inc.	82	7,025
International Flavors & Fragrances, Inc.	333	30,246
Koppers Holdings, Inc.	3	62
Linde PLC	1,315	354,511
Livent Corp. (a) (d)	681	20,873
LyondellBasell Industries NV Class A	687	51,717
Mativ Holdings, Inc.	25	552
Minerals Technologies, Inc.	4	198
Mosaic Co.	1,495	72,253
NewMarket Corp.	17	5,114
Olin Corp.	423	18,138
PPG Industries, Inc.	119	13,172
Quaker Chemical Corp. (d)	6	866
Rayonier Advanced Materials, Inc. (a)	5	16
RPM International, Inc.	273	22,744

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Scotts Miracle-Gro Co.	12	$513
Sensient Technologies Corp.	101	7,003
Sherwin-Williams Co.	229	46,888
Stepan Co.	45	4,215
Tredegar Corp.	84	793
Trinseo PLC	44	806
Valvoline, Inc.	448	11,352
		1,313,688
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	168	6,423
Brady Corp. Class A	101	4,215
Brink's Co.	15	727
Cintas Corp.	229	88,896
Clean Harbors, Inc. (a)	111	12,208
Copart, Inc. (a)	150	15,960
CoreCivic, Inc. REIT (a)	436	3,854
Deluxe Corp.	13	216
Harsco Corp. (a)	25	93
Healthcare Services Group, Inc.	88	1,064
HNI Corp.	152	4,030
IAA, Inc. (a)	17	541
Interface, Inc.	59	530
KAR Auction Services, Inc. (a)	314	3,507
Matthews International Corp. Class A	44	986
MillerKnoll, Inc.	24	374
MSA Safety, Inc.	11	1,202
Pitney Bowes, Inc.	17	40
Republic Services, Inc.	723	98,357
Rollins, Inc.	478	16,577
Stericycle, Inc. (a)	9	379
Tetra Tech, Inc.	173	22,236
UniFirst Corp.	11	1,851
Viad Corp. (a)	28	884
Waste Management, Inc.	1,240	198,660
		483,810
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN Holdings, Inc.	107	2,095
Arista Networks, Inc. (a)	699	78,910
Calix, Inc. (a)	96	5,870
Ciena Corp. (a)	138	5,579
Cisco Systems, Inc.	3,917	156,680
Comtech Telecommunications Corp.	19	190
Digi International, Inc. (a)	68	2,351
Extreme Networks, Inc. (a)	227	2,967
F5, Inc. (a)	43	6,223
Harmonic, Inc. (a)	475	6,208
Juniper Networks, Inc.	942	24,605
Lumentum Holdings, Inc. (a)	157	10,766
Motorola Solutions, Inc.	440	98,547
NetScout Systems, Inc. (a)	316	9,897
Viasat, Inc. (a)	23	695
Viavi Solutions, Inc. (a)	225	2,936
		414,519
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	412	$28,168
Arcosa, Inc.	76	4,346
Comfort Systems USA, Inc.	119	11,582
Dycom Industries, Inc. (a)	110	10,508
EMCOR Group, Inc.	87	10,047
Fluor Corp. (a)	609	15,158
Granite Construction, Inc.	92	2,336
MasTec, Inc. (a)	18	1,143
MDU Resources Group, Inc.	347	9,491
MYR Group, Inc. (a)	44	3,728
NV5 Global, Inc. (a)	44	5,448
Quanta Services, Inc.	590	75,160
Valmont Industries, Inc.	54	14,506
		191,621
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	28	3,001
Martin Marietta Materials, Inc.	110	35,430
Vulcan Materials Co.	120	18,925
		57,356
CONSUMER FINANCE — 0.3%
American Express Co.	832	112,245
Capital One Financial Corp.	214	19,724
Discover Financial Services	254	23,094
Encore Capital Group, Inc. (a)	86	3,911
Enova International, Inc. (a)	60	1,756
FirstCash Holdings, Inc.	63	4,621
Green Dot Corp. Class A (a)	6	114
LendingTree, Inc. (a)	5	119
Navient Corp.	239	3,511
PRA Group, Inc. (a)	142	4,666
Prog Holdings, Inc. (a)	12	180
SLM Corp.	512	7,163
Synchrony Financial	162	4,567
World Acceptance Corp. (a) (d)	25	2,421
		188,092
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	5,303	56,901
AptarGroup, Inc.	86	8,173
Avery Dennison Corp.	74	12,040
Ball Corp.	482	23,290
Greif, Inc. Class A	64	3,813
International Paper Co.	335	10,620
Myers Industries, Inc.	191	3,146
O-I Glass, Inc. (a)	392	5,076
Packaging Corp. of America	254	28,522
Sealed Air Corp.	426	18,961
Silgan Holdings, Inc.	273	11,477
Sonoco Products Co.	206	11,686
Westrock Co.	333	10,286
		203,991
DISTRIBUTORS — 0.2%
Genuine Parts Co.	469	70,031
LKQ Corp.	706	33,288

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Pool Corp.	28	$8,910
		112,229
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	122	4,447
Graham Holdings Co. Class B	3	1,614
Grand Canyon Education, Inc. (a)	94	7,731
H&R Block, Inc.	625	26,587
Perdoceo Education Corp. (a)	85	876
Service Corp. International	557	32,161
Strategic Education, Inc.	61	3,746
WW International, Inc. (a)	6	24
		77,186
DIVERSIFIED FINANCIAL SERVICES — 2.0%
Berkshire Hathaway, Inc. Class B (a)	5,113	1,365,273
Voya Financial, Inc.	216	13,068
		1,378,341
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.	23,185	355,658
ATN International, Inc.	2	77
Cogent Communications Holdings, Inc.	30	1,565
Consolidated Communications Holdings, Inc. (a)	87	362
Iridium Communications, Inc. (a)	206	9,140
Lumen Technologies, Inc. (d)	2,336	17,006
Verizon Communications, Inc.	11,038	419,113
		802,921
ELECTRIC UTILITIES — 2.9%
ALLETE, Inc.	114	5,706
Alliant Energy Corp.	731	38,736
American Electric Power Co., Inc.	1,775	153,449
Constellation Energy Corp.	1,342	111,641
Duke Energy Corp.	2,496	232,178
Edison International	1,404	79,438
Entergy Corp.	707	71,145
Evergy, Inc.	669	39,739
Eversource Energy	980	76,401
Exelon Corp.	4,078	152,762
FirstEnergy Corp.	1,866	69,042
Hawaiian Electric Industries, Inc.	275	9,531
IDACORP, Inc.	147	14,554
NextEra Energy, Inc.	5,577	437,293
NRG Energy, Inc.	596	22,809
OGE Energy Corp.	704	25,668
Pinnacle West Capital Corp.	193	12,450
PNM Resources, Inc.	250	11,432
Portland General Electric Co.	260	11,300
PPL Corp.	2,109	53,463
Southern Co.	3,889	264,452
Xcel Energy, Inc.	1,772	113,408
		2,006,597
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.3%
Acuity Brands, Inc.	70	$11,023
AMETEK, Inc.	209	23,703
AZZ, Inc.	28	1,022
Eaton Corp. PLC	547	72,948
Emerson Electric Co.	657	48,106
Encore Wire Corp.	75	8,665
EnerSys	16	931
Generac Holdings, Inc. (a)	6	1,069
Hubbell, Inc.	113	25,199
nVent Electric PLC	492	15,552
Regal Rexnord Corp.	119	16,703
Rockwell Automation, Inc.	58	12,476
Sunrun, Inc. (a)	24	662
Vicor Corp. (a)	7	414
		238,473
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Advanced Energy Industries, Inc.	4	310
Amphenol Corp. Class A	1,083	72,518
Arrow Electronics, Inc. (a)	166	15,304
Avnet, Inc.	304	10,981
Badger Meter, Inc.	48	4,435
Belden, Inc.	118	7,082
Benchmark Electronics, Inc.	50	1,239
CDW Corp.	231	36,055
Cognex Corp.	92	3,813
Coherent Corp. (a)	91	3,171
Corning, Inc.	687	19,937
CTS Corp.	100	4,165
ePlus, Inc. (a)	95	3,946
Fabrinet (a)	58	5,536
FARO Technologies, Inc. (a)	12	329
Insight Enterprises, Inc. (a)	54	4,450
IPG Photonics Corp. (a)	4	337
Itron, Inc. (a)	27	1,137
Jabil, Inc.	213	12,292
Keysight Technologies, Inc. (a)	274	43,117
Knowles Corp. (a)	82	998
Littelfuse, Inc.	62	12,319
Methode Electronics, Inc.	97	3,604
National Instruments Corp.	97	3,661
OSI Systems, Inc. (a)	22	1,585
Plexus Corp. (a)	58	5,078
Rogers Corp. (a)	80	19,350
Sanmina Corp. (a)	190	8,755
ScanSource, Inc. (a)	92	2,430
TD SYNNEX Corp.	39	3,166
TE Connectivity, Ltd.	291	32,115
Teledyne Technologies, Inc. (a)	72	24,298
Trimble, Inc. (a)	130	7,055
TTM Technologies, Inc. (a)	151	1,990
Vishay Intertechnology, Inc.	217	3,860
Vontier Corp.	18	301

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	16	$4,192
		384,911
ENERGY EQUIPMENT & SERVICES — 0.6%
Archrock, Inc.	502	3,223
Baker Hughes Co.	4,146	86,900
Bristow Group, Inc. (a)	7	165
ChampionX Corp.	404	7,906
Core Laboratories NV	5	68
DMC Global, Inc. (a)	6	96
Dril-Quip, Inc. (a)	4	78
Halliburton Co.	3,741	92,104
Helix Energy Solutions Group, Inc. (a)	362	1,397
Helmerich & Payne, Inc.	426	15,749
Nabors Industries, Ltd. (a)	36	3,652
Nov, Inc.	1,536	24,853
Oceaneering International, Inc. (a)	221	1,759
Oil States International, Inc. (a)	6	23
Patterson-UTI Energy, Inc.	869	10,150
ProPetro Holding Corp. (a)	364	2,930
RPC, Inc.	441	3,056
Schlumberger NV	5,478	196,660
US Silica Holdings, Inc. (a)	301	3,296
		454,065
ENTERTAINMENT — 0.4%
Activision Blizzard, Inc.	1,571	116,788
Cinemark Holdings, Inc. (a)	269	3,258
Electronic Arts, Inc.	424	49,061
Live Nation Entertainment, Inc. (a)	490	37,260
Marcus Corp. (d)	27	375
Netflix, Inc. (a)	46	10,830
Take-Two Interactive Software, Inc. (a)	88	9,592
Walt Disney Co. (a)	191	18,017
Warner Bros Discovery, Inc. (a)	222	2,553
World Wrestling Entertainment, Inc. Class A	161	11,297
		259,031
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.0%
Acadia Realty Trust REIT	137	1,729
Agree Realty Corp. REIT	204	13,786
Alexander & Baldwin, Inc. REIT (a)	277	4,593
Alexandria Real Estate Equities, Inc. REIT	104	14,580
American Assets Trust, Inc. REIT	138	3,549
American Tower Corp. REIT	1,021	219,209
Apartment Income REIT Corp.	205	7,917
Armada Hoffler Properties, Inc. REIT	54	561
AvalonBay Communities, Inc. REIT	239	44,021
Boston Properties, Inc. REIT	129	9,671
Brandywine Realty Trust REIT	205	1,384
Brixmor Property Group, Inc. REIT	535	9,881
Camden Property Trust REIT	225	26,876
Security Description	Shares	Value
CareTrust REIT, Inc.	127	$2,300
Centerspace REIT	48	3,231
Chatham Lodging Trust REIT (a)	122	1,204
Community Healthcare Trust, Inc. REIT	8	262
Corporate Office Properties Trust REIT	237	5,506
Cousins Properties, Inc. REIT	265	6,188
Crown Castle, Inc. REIT	772	111,593
DiamondRock Hospitality Co. REIT	637	4,784
Digital Realty Trust, Inc. REIT	506	50,185
Diversified Healthcare Trust REIT	60	59
Douglas Emmett, Inc. REIT	212	3,801
Duke Realty Corp. REIT	1,336	64,395
Easterly Government Properties, Inc. REIT	199	3,138
EastGroup Properties, Inc. REIT	71	10,248
EPR Properties REIT	193	6,921
Equinix, Inc. REIT	125	71,105
Equity Residential REIT	585	39,324
Essential Properties Realty Trust, Inc. REIT	164	3,190
Essex Property Trust, Inc. REIT	85	20,590
Extra Space Storage, Inc. REIT	388	67,011
Federal Realty Investment Trust REIT	139	12,527
First Industrial Realty Trust, Inc. REIT	225	10,082
Four Corners Property Trust, Inc. REIT	202	4,886
Franklin Street Properties Corp. REIT	330	868
GEO Group, Inc. REIT (a)	145	1,117
Getty Realty Corp. REIT	40	1,076
Global Net Lease, Inc. REIT	117	1,246
Healthpeak Properties, Inc. REIT	380	8,710
Highwoods Properties, Inc. REIT	123	3,316
Host Hotels & Resorts, Inc. REIT	1,939	30,791
Hudson Pacific Properties, Inc. REIT	112	1,226
Independence Realty Trust, Inc. REIT	902	15,090
Industrial Logistics Properties Trust REIT	89	490
Innovative Industrial Properties, Inc. REIT	3	266
Iron Mountain, Inc. REIT	1,049	46,125
iStar, Inc. REIT	338	3,130
JBG SMITH Properties REIT	36	669
Kilroy Realty Corp. REIT	95	4,000
Kimco Realty Corp. REIT	1,595	29,364
Kite Realty Group Trust REIT	431	7,422
Lamar Advertising Co. Class A REIT	131	10,806
Life Storage, Inc. REIT	212	23,481
LTC Properties, Inc. REIT	123	4,606
LXP Industrial Trust REIT	432	3,957

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Macerich Co. REIT	507	$4,026
Medical Properties Trust, Inc. REIT	858	10,176
Mid-America Apartment Communities, Inc. REIT	244	37,837
National Retail Properties, Inc. REIT	371	14,788
National Storage Affiliates Trust REIT	318	13,222
NexPoint Residential Trust, Inc. REIT	76	3,512
Office Properties Income Trust REIT	110	1,546
Omega Healthcare Investors, Inc. REIT	355	10,469
Park Hotels & Resorts, Inc. REIT	224	2,522
Pebblebrook Hotel Trust REIT	179	2,597
Physicians Realty Trust REIT	566	8,513
PotlatchDeltic Corp. REIT	168	6,895
Prologis, Inc. REIT	1,408	143,053
Public Storage REIT	481	140,842
Rayonier, Inc. REIT	426	12,767
Realty Income Corp. REIT	2,022	117,680
Regency Centers Corp. REIT	335	18,040
Retail Opportunity Investments Corp. REIT	319	4,389
Rexford Industrial Realty, Inc. REIT	415	21,580
RPT Realty REIT	275	2,079
Sabra Health Care REIT, Inc.	302	3,962
Safehold, Inc. REIT (d)	4	106
Saul Centers, Inc. REIT	65	2,437
SBA Communications Corp. REIT	283	80,556
Service Properties Trust REIT	17	88
Simon Property Group, Inc. REIT	297	26,656
SITE Centers Corp. REIT	402	4,305
SL Green Realty Corp. REIT (d)	34	1,365
Spirit Realty Capital, Inc. REIT	171	6,183
STORE Capital Corp. REIT	212	6,642
Summit Hotel Properties, Inc. REIT	186	1,250
Tanger Factory Outlet Centers, Inc. REIT	226	3,092
UDR, Inc. REIT	451	18,811
Uniti Group, Inc. REIT	709	4,928
Universal Health Realty Income Trust REIT	22	951
Urban Edge Properties REIT	171	2,281
Urstadt Biddle Properties, Inc. Class A REIT	53	822
Ventas, Inc. REIT	683	27,436
Veris Residential, Inc. REIT (a)	226	2,570
VICI Properties, Inc. REIT	2,735	81,640
Vornado Realty Trust REIT	247	5,721
Washington Real Estate Investment Trust	158	2,774
Welltower, Inc. REIT	1,193	76,734
Weyerhaeuser Co. REIT	2,429	69,372
Xenia Hotels & Resorts, Inc. REIT	156	2,151
		2,067,409
Security Description	Shares	Value
FOOD & STAPLES RETAILING — 2.0%
Andersons, Inc.	64	$1,986
BJ's Wholesale Club Holdings, Inc. (a)	500	36,405
Casey's General Stores, Inc.	78	15,797
Chefs' Warehouse, Inc. (a)	96	2,781
Costco Wholesale Corp.	1,534	724,462
Grocery Outlet Holding Corp. (a)	326	10,853
Kroger Co.	2,411	105,481
Performance Food Group Co. (a)	421	18,082
PriceSmart, Inc.	20	1,152
SpartanNash Co.	102	2,960
Sprouts Farmers Market, Inc. (a)	337	9,352
Sysco Corp.	1,868	132,086
United Natural Foods, Inc. (a)	205	7,046
Walgreens Boots Alliance, Inc.	1,081	33,943
Walmart, Inc.	2,246	291,306
		1,393,692
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	2,182	175,542
B&G Foods, Inc.	153	2,523
Calavo Growers, Inc.	6	191
Cal-Maine Foods, Inc.	135	7,505
Campbell Soup Co.	670	31,570
Conagra Brands, Inc.	1,583	51,653
Darling Ingredients, Inc. (a)	243	16,074
Flowers Foods, Inc.	701	17,308
Fresh Del Monte Produce, Inc.	31	720
General Mills, Inc.	2,334	178,808
Hain Celestial Group, Inc. (a)	29	490
Hershey Co.	543	119,715
Hormel Foods Corp.	896	40,714
Hostess Brands, Inc. (a)	501	11,643
Ingredion, Inc.	193	15,540
J & J Snack Foods Corp.	13	1,683
JM Smucker Co.	294	40,399
John B Sanfilippo & Son, Inc.	10	757
Kellogg Co.	948	66,038
Kraft Heinz Co.	2,427	80,940
Lamb Weston Holdings, Inc.	450	34,821
Lancaster Colony Corp.	6	902
McCormick & Co., Inc.	717	51,101
Mondelez International, Inc. Class A	3,910	214,385
Pilgrim's Pride Corp. (a)	138	3,177
Post Holdings, Inc. (a)	197	16,136
Seneca Foods Corp. Class A (a)	15	757
Simply Good Foods Co. (a)	269	8,605
Tootsie Roll Industries, Inc. (d)	7	233
TreeHouse Foods, Inc. (a)	118	5,006
Tyson Foods, Inc. Class A	1,073	70,743
		1,265,679
GAS UTILITIES — 0.2%
Atmos Energy Corp.	521	53,064
Chesapeake Utilities Corp.	50	5,769

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
National Fuel Gas Co.	354	$21,789
New Jersey Resources Corp.	338	13,081
Northwest Natural Holding Co.	107	4,642
ONE Gas, Inc.	179	12,600
South Jersey Industries, Inc.	520	17,378
Southwest Gas Holdings, Inc.	249	17,368
Spire, Inc.	173	10,783
UGI Corp.	359	11,606
		168,080
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	3,112	301,117
ABIOMED, Inc. (a)	32	7,861
Align Technology, Inc. (a)	8	1,657
AngioDynamics, Inc. (a)	105	2,148
Artivion, Inc. (a)	4	55
Avanos Medical, Inc. (a)	5	109
Baxter International, Inc.	759	40,880
Becton Dickinson & Co.	806	179,601
BioLife Solutions, Inc. (a)	9	205
Boston Scientific Corp. (a)	1,917	74,245
Cardiovascular Systems, Inc. (a)	4	55
CONMED Corp.	39	3,127
Cooper Cos., Inc.	35	9,236
Cutera, Inc. (a) (d)	91	4,150
DENTSPLY SIRONA, Inc.	23	652
DexCom, Inc. (a)	39	3,141
Edwards Lifesciences Corp. (a)	980	80,977
Embecta Corp.	18	518
Enovis Corp. (a)	17	783
Envista Holdings Corp. (a)	340	11,155
Glaukos Corp. (a)	81	4,312
Globus Medical, Inc. Class A (a)	91	5,421
Haemonetics Corp. (a)	159	11,771
Heska Corp. (a)	8	583
Hologic, Inc. (a)	595	38,389
ICU Medical, Inc. (a)	28	4,217
IDEXX Laboratories, Inc. (a)	8	2,606
Inari Medical, Inc. (a)	45	3,269
Inogen, Inc. (a)	2	49
Integer Holdings Corp. (a)	38	2,365
Integra LifeSciences Holdings Corp. (a)	23	974
Intuitive Surgical, Inc. (a)	108	20,244
Lantheus Holdings, Inc. (a)	254	17,864
LeMaitre Vascular, Inc.	10	507
LivaNova PLC (a)	61	3,097
Masimo Corp. (a)	6	847
Medtronic PLC	696	56,202
Meridian Bioscience, Inc. (a)	164	5,171
Merit Medical Systems, Inc. (a)	71	4,012
Neogen Corp. (a)	214	2,990
NuVasive, Inc. (a)	16	701
Omnicell, Inc. (a)	23	2,002
OraSure Technologies, Inc. (a)	8	30
Orthofix Medical, Inc. (a)	27	516
Penumbra, Inc. (a)	4	758
Security Description	Shares	Value
QuidelOrtho Corp. (a)	25	$1,787
ResMed, Inc.	132	28,816
Shockwave Medical, Inc. (a)	111	30,866
STAAR Surgical Co. (a)	5	353
STERIS PLC	252	41,903
Stryker Corp.	251	50,838
Tandem Diabetes Care, Inc. (a)	6	287
Teleflex, Inc.	5	1,007
Varex Imaging Corp. (a)	21	444
Zimmer Biomet Holdings, Inc.	105	10,978
Zimvie, Inc. (a)	2	20
		1,077,868
HEALTH CARE PROVIDERS & SERVICES — 5.8%
Acadia Healthcare Co., Inc. (a)	300	23,454
Addus HomeCare Corp. (a)	50	4,762
Amedisys, Inc. (a)	4	387
AmerisourceBergen Corp.	556	75,243
AMN Healthcare Services, Inc. (a)	152	16,106
Apollo Medical Holdings, Inc. (a) (d)	4	156
Cardinal Health, Inc.	575	38,341
Centene Corp. (a)	2,157	167,836
Chemed Corp.	41	17,899
Cigna Corp.	1,122	311,321
Community Health Systems, Inc. (a)	156	335
CorVel Corp. (a)	41	5,676
Covetrus, Inc. (a)	177	3,696
Cross Country Healthcare, Inc. (a)	145	4,114
CVS Health Corp.	4,554	434,315
DaVita, Inc. (a)	70	5,794
Elevance Health, Inc.	932	423,352
Encompass Health Corp.	10	452
Enhabit, Inc. (a)	5	70
Ensign Group, Inc.	81	6,439
Fulgent Genetics, Inc. (a)	2	76
Hanger, Inc. (a)	86	1,610
HCA Healthcare, Inc.	114	20,952
HealthEquity, Inc. (a)	127	8,531
Henry Schein, Inc. (a)	359	23,611
Humana, Inc.	437	212,028
Joint Corp. (a)	67	1,053
Laboratory Corp. of America Holdings	106	21,710
LHC Group, Inc. (a)	14	2,291
McKesson Corp.	594	201,883
ModivCare, Inc. (a)	9	897
Molina Healthcare, Inc. (a)	189	62,340
Option Care Health, Inc. (a)	558	17,560
Owens & Minor, Inc.	38	916
Patterson Cos., Inc.	236	5,669
Pediatrix Medical Group, Inc. (a)	27	446
Pennant Group, Inc. (a)	3	31
Progyny, Inc. (a)	51	1,890
Quest Diagnostics, Inc.	295	36,193
R1 RCM, Inc. (a)	337	6,245
RadNet, Inc. (a)	63	1,282

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Select Medical Holdings Corp.	100	$2,210
Tenet Healthcare Corp. (a)	76	3,920
UnitedHealth Group, Inc.	3,639	1,837,841
Universal Health Services, Inc. Class B	20	1,764
US Physical Therapy, Inc.	35	2,661
		4,015,358
HEALTH CARE TECHNOLOGY — 0.0% (b)
Allscripts Healthcare Solutions, Inc. (a)	444	6,762
Computer Programs & Systems, Inc. (a)	33	920
NextGen Healthcare, Inc. (a)	222	3,929
Simulations Plus, Inc.	64	3,107
		14,718
HOTELS, RESTAURANTS & LEISURE — 1.4%
BJ's Restaurants, Inc. (a)	3	71
Bloomin' Brands, Inc.	26	477
Booking Holdings, Inc. (a)	38	62,442
Boyd Gaming Corp.	170	8,100
Brinker International, Inc. (a)	39	974
Caesars Entertainment, Inc. (a)	66	2,129
Carnival Corp. (a) (d)	83	583
Cheesecake Factory, Inc. (d)	5	146
Chipotle Mexican Grill, Inc. (a)	14	21,039
Choice Hotels International, Inc.	64	7,009
Churchill Downs, Inc.	100	18,415
Chuy's Holdings, Inc. (a)	2	46
Cracker Barrel Old Country Store, Inc. (d)	8	741
Darden Restaurants, Inc.	123	15,537
Dave & Buster's Entertainment, Inc. (a)	153	4,748
Dine Brands Global, Inc. (d)	12	763
Domino's Pizza, Inc.	25	7,755
Expedia Group, Inc. (a)	46	4,310
Golden Entertainment, Inc. (a)	82	2,861
Hilton Worldwide Holdings, Inc.	420	50,660
Las Vegas Sands Corp. (a)	311	11,669
Light & Wonder, Inc. Class A (a)	130	5,574
Marriott International, Inc. Class A	607	85,065
Marriott Vacations Worldwide Corp.	44	5,362
McDonald's Corp.	2,240	516,858
MGM Resorts International	309	9,183
Monarch Casino & Resort, Inc. (a)	34	1,909
Norwegian Cruise Line Holdings, Ltd. (a)	39	443
Papa John's International, Inc.	64	4,481
Penn Entertainment, Inc. (a) (d)	17	468
Royal Caribbean Cruises, Ltd. (a)	23	872
Ruth's Hospitality Group, Inc.	63	1,062
Shake Shack, Inc. Class A (a)	4	180
Six Flags Entertainment Corp. (a)	106	1,876
Starbucks Corp.	610	51,399
Texas Roadhouse, Inc.	89	7,766
Security Description	Shares	Value
Travel + Leisure Co.	63	$2,149
Wendy's Co.	204	3,813
Wingstop, Inc.	28	3,512
Wyndham Hotels & Resorts, Inc.	222	13,620
Wynn Resorts, Ltd. (a)	11	693
Yum! Brands, Inc.	514	54,659
		991,419
HOUSEHOLD DURABLES — 0.1%
Cavco Industries, Inc. (a)	19	3,909
Century Communities, Inc.	3	128
D.R. Horton, Inc.	161	10,843
Ethan Allen Interiors, Inc. (d)	74	1,564
Garmin, Ltd.	79	6,344
Helen of Troy, Ltd. (a)	13	1,254
Installed Building Products, Inc.	25	2,025
iRobot Corp. (a)	3	169
KB Home	63	1,633
La-Z-Boy, Inc.	5	113
Leggett & Platt, Inc.	117	3,887
Lennar Corp. Class A	130	9,692
LGI Homes, Inc. (a)	2	163
M/I Homes, Inc. (a)	60	2,174
MDC Holdings, Inc.	6	165
Meritage Homes Corp. (a)	4	281
Mohawk Industries, Inc. (a)	6	547
Newell Brands, Inc.	333	4,625
NVR, Inc. (a)	2	7,974
PulteGroup, Inc. (a)	167	6,263
Taylor Morrison Home Corp. (a)	204	4,757
Tempur Sealy International, Inc.	20	483
Toll Brothers, Inc.	96	4,032
TopBuild Corp. (a)	43	7,086
Tri Pointe Homes, Inc. (a)	34	514
Tupperware Brands Corp. (a)	5	33
Universal Electronics, Inc. (a)	5	98
Whirlpool Corp.	40	5,392
		86,148
HOUSEHOLD PRODUCTS — 1.9%
Central Garden & Pet Co. Class A (a)	54	1,845
Church & Dwight Co., Inc.	793	56,652
Clorox Co.	111	14,251
Colgate-Palmolive Co.	2,544	178,716
Energizer Holdings, Inc.	7	176
Kimberly-Clark Corp.	1,025	115,354
Procter & Gamble Co.	7,281	919,226
WD-40 Co.	26	4,569
		1,290,789
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	1,141	25,787
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	297	32,819
General Electric Co.	332	20,554

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Honeywell International, Inc.	501	$83,652
		137,025
INSURANCE — 3.7%
Aflac, Inc.	1,806	101,497
Alleghany Corp. (a)	50	41,969
Allstate Corp.	780	97,133
American Equity Investment Life Holding Co.	284	10,590
American Financial Group, Inc.	271	33,314
American International Group, Inc.	2,637	125,205
AMERISAFE, Inc.	70	3,271
Aon PLC Class A	689	184,562
Arthur J Gallagher & Co.	771	132,011
Assurant, Inc.	179	26,003
Assured Guaranty, Ltd.	247	11,967
Brighthouse Financial, Inc. (a)	196	8,510
Brown & Brown, Inc.	730	44,150
Chubb, Ltd.	1,551	282,096
Cincinnati Financial Corp.	485	43,441
CNO Financial Group, Inc.	171	3,073
Employers Holdings, Inc.	40	1,380
Everest Re Group, Ltd.	131	34,380
First American Financial Corp.	148	6,823
Genworth Financial, Inc. Class A (a)	1,590	5,565
Globe Life, Inc.	283	28,215
Hanover Insurance Group, Inc.	118	15,121
Hartford Financial Services Group, Inc.	1,089	67,453
HCI Group, Inc.	7	274
Horace Mann Educators Corp.	138	4,870
James River Group Holdings, Ltd.	50	1,141
Kemper Corp.	7	289
Kinsale Capital Group, Inc.	86	21,966
Lincoln National Corp.	225	9,880
Loews Corp.	706	35,187
Marsh & McLennan Cos., Inc.	1,628	243,044
Mercury General Corp.	14	398
MetLife, Inc.	2,392	145,386
Old Republic International Corp.	841	17,602
Palomar Holdings, Inc. (a)	16	1,340
Primerica, Inc.	58	7,160
Principal Financial Group, Inc.	823	59,379
ProAssurance Corp.	95	1,853
Progressive Corp.	2,142	248,922
Prudential Financial, Inc.	1,064	91,270
Reinsurance Group of America, Inc.	222	27,930
RenaissanceRe Holdings, Ltd.	129	18,110
RLI Corp.	132	13,514
Safety Insurance Group, Inc.	62	5,057
Selective Insurance Group, Inc.	204	16,606
Stewart Information Services Corp.	34	1,484
Travelers Cos., Inc.	881	134,969
Trupanion, Inc. (a) (d)	21	1,248
United Fire Group, Inc.	34	977
Universal Insurance Holdings, Inc.	66	650
Security Description	Shares	Value
Unum Group	748	$29,022
W R Berkley Corp.	821	53,020
Willis Towers Watson PLC	296	59,478
		2,559,755
INTERACTIVE MEDIA & SERVICES — 1.9%
Alphabet, Inc. Class A (a)	6,941	663,907
Alphabet, Inc. Class C (a)	6,197	595,841
Match Group, Inc. (a)	29	1,385
Meta Platforms, Inc. Class A (a)	239	32,427
QuinStreet, Inc. (a)	6	63
TripAdvisor, Inc. (a)	10	221
Twitter, Inc. (a)	84	3,683
Yelp, Inc. (a)	50	1,695
Ziff Davis, Inc. (a)	35	2,397
		1,301,619
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Amazon.com, Inc. (a)	2,794	315,722
eBay, Inc.	169	6,221
Etsy, Inc. (a)	13	1,301
Liquidity Services, Inc. (a)	26	423
PetMed Express, Inc. (d)	2	39
Shutterstock, Inc.	41	2,057
		325,763
IT SERVICES — 3.0%
Accenture PLC Class A	1,126	289,720
Akamai Technologies, Inc. (a)	113	9,076
Automatic Data Processing, Inc.	1,267	286,583
Bread Financial Holdings, Inc.	5	157
Broadridge Financial Solutions, Inc.	177	25,545
Cognizant Technology Solutions Corp. Class A	1,153	66,228
Concentrix Corp.	76	8,484
CSG Systems International, Inc.	144	7,615
DXC Technology Co. (a)	239	5,851
EPAM Systems, Inc. (a)	6	2,173
Euronet Worldwide, Inc. (a)	38	2,879
EVERTEC, Inc.	81	2,539
ExlService Holdings, Inc. (a)	123	18,125
Fidelity National Information Services, Inc.	184	13,905
Fiserv, Inc. (a)	605	56,610
FleetCor Technologies, Inc. (a)	101	17,793
Gartner, Inc. (a)	170	47,037
Genpact, Ltd.	257	11,249
Global Payments, Inc.	36	3,890
International Business Machines Corp.	3,131	371,994
Jack Henry & Associates, Inc.	227	41,375
Kyndryl Holdings, Inc. (a)	19	157
Mastercard, Inc. Class A	1,167	331,825
MAXIMUS, Inc.	45	2,604
Paychex, Inc.	978	109,741
PayPal Holdings, Inc. (a)	123	10,587
Perficient, Inc. (a)	135	8,778

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Sabre Corp. (a) (d)	34	$175
TTEC Holdings, Inc.	21	931
Unisys Corp. (a)	7	53
VeriSign, Inc. (a)	86	14,938
Visa, Inc. Class A	1,892	336,114
Western Union Co.	272	3,672
WEX, Inc. (a)	59	7,489
		2,115,892
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	24	1,571
Hasbro, Inc.	198	13,349
Mattel, Inc. (a)	1,027	19,451
Polaris, Inc.	51	4,878
Sturm Ruger & Co., Inc.	25	1,270
Topgolf Callaway Brands Corp. (a)	37	712
Vista Outdoor, Inc. (a)	99	2,408
YETI Holdings, Inc. (a)	9	257
		43,896
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Agilent Technologies, Inc.	271	32,940
Azenta, Inc.	98	4,200
Bio-Rad Laboratories, Inc. Class A (a)	11	4,589
Bio-Techne Corp.	28	7,952
Bruker Corp.	95	5,041
Charles River Laboratories International, Inc. (a)	16	3,149
Danaher Corp.	1,032	266,555
Illumina, Inc. (a)	16	3,053
IQVIA Holdings, Inc. (a)	339	61,406
Medpace Holdings, Inc. (a)	33	5,187
Mettler-Toledo International, Inc. (a)	21	22,766
NeoGenomics, Inc. (a)	13	112
PerkinElmer, Inc.	114	13,718
Repligen Corp. (a)	27	5,052
Sotera Health Co. (a)	214	1,459
Syneos Health, Inc. (a)	97	4,574
Thermo Fisher Scientific, Inc.	1,111	563,488
Waters Corp. (a)	96	25,875
West Pharmaceutical Services, Inc.	52	12,796
		1,043,912
MACHINERY — 1.2%
AGCO Corp.	82	7,886
Alamo Group, Inc.	5	611
Albany International Corp. Class A	78	6,149
Astec Industries, Inc.	7	218
Barnes Group, Inc.	39	1,126
Caterpillar, Inc.	950	155,876
Chart Industries, Inc. (a)	112	20,647
CIRCOR International, Inc. (a)	7	115
Crane Holdings Co.	120	10,505
Cummins, Inc.	213	43,348
Deere & Co.	439	146,578
Donaldson Co., Inc.	120	5,881
Security Description	Shares	Value
Dover Corp.	101	$11,775
Enerpac Tool Group Corp.	49	874
EnPro Industries, Inc.	45	3,824
Esab Corp.	61	2,035
ESCO Technologies, Inc.	3	220
Federal Signal Corp.	128	4,777
Flowserve Corp.	13	316
Fortive Corp.	252	14,692
Franklin Electric Co., Inc.	52	4,249
Graco, Inc.	171	10,251
Greenbrier Cos., Inc.	74	1,796
Hillenbrand, Inc.	151	5,545
IDEX Corp.	84	16,787
Illinois Tool Works, Inc.	388	70,092
Ingersoll Rand, Inc.	653	28,249
ITT, Inc.	27	1,764
John Bean Technologies Corp.	9	774
Kennametal, Inc.	69	1,420
Lincoln Electric Holdings, Inc.	91	11,440
Lindsay Corp.	8	1,146
Middleby Corp. (a)	41	5,255
Mueller Industries, Inc.	221	13,136
Nordson Corp.	96	20,378
Oshkosh Corp.	21	1,476
Otis Worldwide Corp.	382	24,372
PACCAR, Inc.	1,061	88,795
Parker-Hannifin Corp.	116	28,108
Pentair PLC	51	2,072
Proto Labs, Inc. (a)	25	911
Snap-on, Inc.	113	22,753
SPX Technologies, Inc. (a)	14	773
Standex International Corp.	29	2,368
Stanley Black & Decker, Inc.	17	1,279
Tennant Co.	23	1,301
Terex Corp.	9	268
Timken Co.	8	472
Titan International, Inc. (a)	185	2,246
Toro Co.	64	5,535
Trinity Industries, Inc.	245	5,231
Wabash National Corp.	38	591
Watts Water Technologies, Inc. Class A	54	6,789
Westinghouse Air Brake Technologies Corp.	485	39,455
Xylem, Inc.	56	4,892
		869,422
MARINE — 0.0% (b)
Kirby Corp. (a)	188	11,425
Matson, Inc.	170	10,458
		21,883
MEDIA — 0.3%
AMC Networks, Inc. Class A (a)	3	61
Cable One, Inc.	1	853
Charter Communications, Inc. Class A (a)	37	11,224

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Comcast Corp. Class A	2,350	$68,926
DISH Network Corp. Class A (a)	26	360
EW Scripps Co. Class A (a)	59	665
Fox Corp. Class A	658	20,187
Fox Corp. Class B	280	7,980
Gannett Co., Inc. (a)	165	252
Interpublic Group of Cos., Inc.	356	9,114
John Wiley & Sons, Inc. Class A	68	2,554
New York Times Co. Class A	52	1,495
News Corp. Class A	121	1,828
News Corp. Class B	141	2,174
Omnicom Group, Inc.	351	22,145
Paramount Global Class B (d)	183	3,484
Scholastic Corp.	123	3,783
TechTarget, Inc. (a)	58	3,434
TEGNA, Inc.	778	16,089
		176,608
METALS & MINING — 0.5%
Alcoa Corp.	612	20,600
Arconic Corp. (a)	55	937
ATI, Inc. (a)	459	12,214
Carpenter Technology Corp.	15	467
Century Aluminum Co. (a)	188	993
Cleveland-Cliffs, Inc. (a)	144	1,940
Commercial Metals Co.	433	15,363
Compass Minerals International, Inc.	29	1,117
Freeport-McMoRan, Inc.	1,311	35,829
Kaiser Aluminum Corp.	11	675
Materion Corp.	54	4,320
Newmont Corp.	2,249	94,525
Nucor Corp.	811	86,769
Reliance Steel & Aluminum Co.	205	35,754
Royal Gold, Inc.	112	10,508
Steel Dynamics, Inc.	558	39,590
SunCoke Energy, Inc.	28	163
TimkenSteel Corp. (a)	105	1,574
United States Steel Corp. (d)	131	2,374
Warrior Met Coal, Inc.	207	5,887
Worthington Industries, Inc.	20	763
		372,362
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (b)
Apollo Commercial Real Estate Finance, Inc. REIT	207	1,718
ARMOUR Residential REIT, Inc. (d)	66	321
Ellington Financial, Inc. REIT (d)	75	853
Granite Point Mortgage Trust, Inc. REIT	130	837
Invesco Mortgage Capital, Inc. REIT (d)	60	666
New York Mortgage Trust, Inc. REIT	279	653
PennyMac Mortgage Investment Trust REIT	117	1,378
Security Description	Shares	Value
Ready Capital Corp. REIT	283	$2,870
Redwood Trust, Inc. REIT	154	884
Two Harbors Investment Corp. REIT	181	601
		10,781
MULTI-UTILITIES — 1.5%
Ameren Corp.	897	72,253
Avista Corp.	226	8,373
Black Hills Corp.	215	14,562
CenterPoint Energy, Inc.	2,354	66,336
CMS Energy Corp.	1,024	59,638
Consolidated Edison, Inc.	1,375	117,920
Dominion Energy, Inc.	2,886	199,451
DTE Energy Co.	673	77,429
NiSource, Inc.	1,427	35,946
NorthWestern Corp.	147	7,244
Public Service Enterprise Group, Inc.	1,627	91,486
Sempra Energy	1,152	172,731
Unitil Corp.	71	3,298
WEC Energy Group, Inc.	1,093	97,747
		1,024,414
MULTILINE RETAIL — 0.5%
Big Lots, Inc. (d)	4	62
Dollar General Corp.	743	178,216
Dollar Tree, Inc. (a)	865	117,727
Kohl's Corp.	216	5,432
Macy's, Inc.	1,084	16,986
Nordstrom, Inc. (d)	11	184
Ollie's Bargain Outlet Holdings, Inc. (a)	6	310
Target Corp.	46	6,826
		325,743
OIL, GAS & CONSUMABLE FUELS — 8.0%
Antero Midstream Corp.	1,177	10,805
APA Corp.	1,369	46,806
Callon Petroleum Co. (a)	184	6,442
Chevron Corp.	7,379	1,060,141
Civitas Resources, Inc.	278	15,954
CNX Resources Corp. (a)	776	12,051
ConocoPhillips	5,216	533,805
CONSOL Energy, Inc.	130	8,362
Coterra Energy, Inc.	3,284	85,778
Devon Energy Corp.	2,683	161,329
Diamondback Energy, Inc.	728	87,695
DT Midstream, Inc. (a)	350	18,161
EOG Resources, Inc.	2,390	267,035
EQT Corp.	1,516	61,777
Equitrans Midstream Corp.	715	5,348
Exxon Mobil Corp.	17,077	1,490,993
Green Plains, Inc. (a)	83	2,413
Hess Corp.	1,135	123,704
HF Sinclair Corp.	586	31,550
Kinder Morgan, Inc.	5,536	92,119

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Laredo Petroleum, Inc. (a)	76	$4,777
Marathon Oil Corp.	2,864	64,669
Marathon Petroleum Corp.	2,043	202,931
Matador Resources Co.	452	22,112
Murphy Oil Corp.	565	19,871
Occidental Petroleum Corp.	3,053	187,607
ONEOK, Inc.	1,551	79,473
Par Pacific Holdings, Inc. (a)	105	1,723
PBF Energy, Inc. Class A (a)	460	16,174
PDC Energy, Inc.	399	23,058
Phillips 66	1,765	142,471
Pioneer Natural Resources Co.	978	211,766
Range Resources Corp.	1,024	25,866
Ranger Oil Corp. Class A	27	849
SM Energy Co.	496	18,655
Southwestern Energy Co. (a)	4,498	27,528
Talos Energy, Inc. (a)	182	3,030
Targa Resources Corp.	939	56,659
Valero Energy Corp.	1,614	172,456
Williams Cos., Inc.	4,724	135,248
World Fuel Services Corp.	7	164
		5,539,355
PAPER & FOREST PRODUCTS — 0.0% (b)
Clearwater Paper Corp. (a)	5	188
Louisiana-Pacific Corp.	206	10,545
Mercer International, Inc.	196	2,411
Sylvamo Corp.	129	4,373
		17,517
PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A (a)	726	4,588
Edgewell Personal Care Co.	62	2,319
elf Beauty, Inc. (a)	159	5,982
Estee Lauder Cos., Inc. Class A	210	45,339
Inter Parfums, Inc.	63	4,754
Medifast, Inc.	7	759
Nu Skin Enterprises, Inc. Class A	96	3,203
USANA Health Sciences, Inc. (a)	8	448
		67,392
PHARMACEUTICALS — 7.1%
Amphastar Pharmaceuticals, Inc. (a)	149	4,187
ANI Pharmaceuticals, Inc. (a)	63	2,025
Bristol-Myers Squibb Co.	7,852	558,199
Catalent, Inc. (a)	306	22,142
Collegium Pharmaceutical, Inc. (a)	21	336
Corcept Therapeutics, Inc. (a)	336	8,615
Eli Lilly & Co.	3,061	989,774
Harmony Biosciences Holdings, Inc. (a)	92	4,075
Innoviva, Inc. (a)	145	1,683
Jazz Pharmaceuticals PLC (a)	132	17,594
Johnson & Johnson	8,563	1,398,852
Merck & Co., Inc.	9,284	799,538
Nektar Therapeutics (a)	200	640
Security Description	Shares	Value
Organon & Co.	892	$20,873
Pacira BioSciences, Inc. (a)	116	6,170
Perrigo Co. PLC	228	8,130
Pfizer, Inc.	21,818	954,756
Phibro Animal Health Corp. Class A	2	27
Prestige Consumer Healthcare, Inc. (a)	165	8,222
Supernus Pharmaceuticals, Inc. (a)	177	5,991
Viatris, Inc.	1,096	9,338
Zoetis, Inc.	741	109,883
		4,931,050
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	92	8,314
CACI International, Inc. Class A (a)	73	19,057
Equifax, Inc.	61	10,457
Exponent, Inc.	102	8,942
FTI Consulting, Inc. (a)	121	20,051
Heidrick & Struggles International, Inc.	55	1,429
Insperity, Inc.	109	11,128
Jacobs Solutions, Inc.	323	35,042
KBR, Inc.	546	23,598
Kelly Services, Inc. Class A	22	299
Korn Ferry	62	2,911
Leidos Holdings, Inc.	343	30,002
ManpowerGroup, Inc.	40	2,588
Nielsen Holdings PLC	976	27,055
Resources Connection, Inc.	112	2,024
Robert Half International, Inc.	100	7,650
Science Applications International Corp.	174	15,387
TrueBlue, Inc. (a)	47	897
Verisk Analytics, Inc.	350	59,686
		286,517
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
Anywhere Real Estate, Inc. (a)	194	1,573
CBRE Group, Inc. Class A (a)	230	15,527
Douglas Elliman, Inc.	7	29
Jones Lang LaSalle, Inc. (a)	44	6,647
Marcus & Millichap, Inc.	99	3,245
St. Joe Co.	55	1,762
		28,783
ROAD & RAIL — 1.1%
ArcBest Corp.	99	7,200
Avis Budget Group, Inc. (a)	139	20,636
CSX Corp.	4,788	127,552
Heartland Express, Inc.	27	386
JB Hunt Transport Services, Inc.	177	27,686
Knight-Swift Transportation Holdings, Inc.	373	18,251
Landstar System, Inc.	93	13,426
Marten Transport, Ltd.	245	4,694
Norfolk Southern Corp.	426	89,311
Old Dominion Freight Line, Inc.	240	59,705

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Ryder System, Inc.	128	$9,663
Saia, Inc. (a)	41	7,790
Union Pacific Corp.	1,772	345,221
Werner Enterprises, Inc.	111	4,174
XPO Logistics, Inc. (a)	51	2,271
		737,966
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Advanced Micro Devices, Inc. (a)	1,192	75,525
Alpha & Omega Semiconductor, Ltd. (a)	104	3,199
Amkor Technology, Inc.	176	3,001
Analog Devices, Inc.	925	128,890
Applied Materials, Inc.	444	36,377
Axcelis Technologies, Inc. (a)	122	7,388
Broadcom, Inc.	1,237	549,240
CEVA, Inc. (a)	7	184
Cirrus Logic, Inc. (a)	124	8,531
Cohu, Inc. (a)	5	129
Diodes, Inc. (a)	88	5,712
Enphase Energy, Inc. (a)	412	114,318
First Solar, Inc. (a)	90	11,904
FormFactor, Inc. (a)	256	6,413
Ichor Holdings, Ltd. (a)	45	1,089
Intel Corp.	3,005	77,439
KLA Corp.	313	94,723
Kulicke & Soffa Industries, Inc.	71	2,736
Lam Research Corp.	72	26,352
Lattice Semiconductor Corp. (a)	207	10,187
MaxLinear, Inc. (a)	36	1,174
Microchip Technology, Inc.	748	45,650
Micron Technology, Inc.	561	28,106
MKS Instruments, Inc.	13	1,074
Monolithic Power Systems, Inc.	66	23,984
NVIDIA Corp.	2,355	285,873
NXP Semiconductors NV	185	27,289
ON Semiconductor Corp. (a)	1,690	105,338
Onto Innovation, Inc. (a)	148	9,479
PDF Solutions, Inc. (a)	108	2,649
Photronics, Inc. (a)	261	3,816
Power Integrations, Inc.	116	7,461
Qorvo, Inc. (a)	11	874
QUALCOMM, Inc.	1,757	198,506
Rambus, Inc. (a)	378	9,609
Semtech Corp. (a)	101	2,970
Silicon Laboratories, Inc. (a)	86	10,616
SiTime Corp. (a)	62	4,881
Skyworks Solutions, Inc.	17	1,450
SMART Global Holdings, Inc. (a)	155	2,460
SolarEdge Technologies, Inc. (a)	173	40,043
Synaptics, Inc. (a)	36	3,564
Teradyne, Inc.	80	6,012
Texas Instruments, Inc.	1,255	194,249
Ultra Clean Holdings, Inc. (a)	14	361
Universal Display Corp.	5	472
Veeco Instruments, Inc. (a)	175	3,206
Security Description	Shares	Value
Wolfspeed, Inc. (a)	62	$6,408
		2,190,911
SOFTWARE — 6.5%
8x8, Inc. (a) (d)	12	41
A10 Networks, Inc.	254	3,371
ACI Worldwide, Inc. (a)	42	878
Adobe, Inc. (a)	47	12,934
Agilysys, Inc. (a)	47	2,601
Alarm.com Holdings, Inc. (a)	5	324
ANSYS, Inc. (a)	45	9,977
Aspen Technology, Inc. (a)	84	20,009
Autodesk, Inc. (a)	23	4,296
Blackbaud, Inc. (a)	75	3,305
Cadence Design Systems, Inc. (a)	781	127,639
Cerence, Inc. (a)	4	63
Ceridian HCM Holding, Inc. (a)	14	782
Citrix Systems, Inc. (a)	313	32,552
CommVault Systems, Inc. (a)	33	1,750
Consensus Cloud Solutions, Inc. (a)	83	3,926
Digital Turbine, Inc. (a)	46	663
Ebix, Inc.	2	38
Envestnet, Inc. (a)	74	3,286
Fair Isaac Corp. (a)	15	6,180
Fortinet, Inc. (a)	2,027	99,587
InterDigital, Inc.	92	3,719
Intuit, Inc.	208	80,563
LivePerson, Inc. (a)	59	556
LiveRamp Holdings, Inc. (a)	26	472
Manhattan Associates, Inc. (a)	46	6,119
Microsoft Corp.	14,895	3,469,045
NCR Corp. (a)	68	1,293
NortonLifeLock, Inc.	994	20,019
OneSpan, Inc. (a)	4	34
Oracle Corp.	2,075	126,720
Paycom Software, Inc. (a)	25	8,250
Paylocity Holding Corp. (a)	63	15,220
Progress Software Corp.	140	5,957
PTC, Inc. (a)	95	9,937
Qualys, Inc. (a)	121	16,866
Roper Technologies, Inc.	117	42,078
Salesforce, Inc. (a)	523	75,228
ServiceNow, Inc. (a)	274	103,465
SPS Commerce, Inc. (a)	102	12,671
Synopsys, Inc. (a)	497	151,838
Teradata Corp. (a)	123	3,820
Tyler Technologies, Inc. (a)	21	7,298
Xperi Holding Corp.	33	467
		4,495,837
SPECIALTY RETAIL — 2.0%
Abercrombie & Fitch Co. Class A (a)	18	280
Academy Sports & Outdoors, Inc.	263	11,093
Advance Auto Parts, Inc.	97	15,165
American Eagle Outfitters, Inc. (d)	145	1,411

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
America's Car-Mart, Inc. (a)	1	$61
Asbury Automotive Group, Inc. (a)	35	5,289
AutoNation, Inc. (a)	84	8,557
AutoZone, Inc. (a)	77	164,929
Bath & Body Works, Inc.	24	782
Bed Bath & Beyond, Inc. (a) (d)	13	79
Best Buy Co., Inc.	68	4,307
Boot Barn Holdings, Inc. (a)	27	1,578
Buckle, Inc.	46	1,456
Caleres, Inc.	150	3,633
CarMax, Inc. (a)	81	5,348
Chico's FAS, Inc. (a)	630	3,049
Children's Place, Inc. (a)	10	309
Dick's Sporting Goods, Inc. (d)	52	5,441
Five Below, Inc. (a)	17	2,340
Foot Locker, Inc.	28	872
GameStop Corp. Class A (a)	280	7,036
Gap, Inc. (d)	23	189
Genesco, Inc. (a)	64	2,517
Group 1 Automotive, Inc.	45	6,429
Guess?, Inc.	21	308
Haverty Furniture Cos., Inc.	48	1,195
Hibbett, Inc.	24	1,195
Home Depot, Inc.	1,619	446,747
Lithia Motors, Inc.	20	4,291
LL Flooring Holdings, Inc. (a)	3	21
Lowe's Cos., Inc.	1,410	264,812
MarineMax, Inc. (a)	2	60
Monro, Inc.	10	435
Murphy USA, Inc.	84	23,092
ODP Corp. (a)	90	3,164
O'Reilly Automotive, Inc. (a)	214	150,517
Rent-A-Center, Inc.	57	998
RH (a) (d)	2	492
Ross Stores, Inc.	37	3,118
Sally Beauty Holdings, Inc. (a)	154	1,940
Shoe Carnival, Inc.	67	1,437
Signet Jewelers, Ltd.	136	7,778
Sleep Number Corp. (a) (d)	3	101
Sonic Automotive, Inc. Class A	25	1,083
TJX Cos., Inc.	1,605	99,703
Tractor Supply Co.	365	67,846
Ulta Beauty, Inc. (a)	193	77,430
Urban Outfitters, Inc. (a)	35	688
Victoria's Secret & Co. (a)	26	757
Williams-Sonoma, Inc.	57	6,717
Zumiez, Inc. (a)	30	646
		1,418,721
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.5%
3D Systems Corp. (a)	13	104
Apple, Inc.	36,505	5,044,991
Diebold Nixdorf, Inc. (a)	8	19
Hewlett Packard Enterprise Co.	3,266	39,127
HP, Inc.	3,347	83,407
NetApp, Inc.	335	20,720
Security Description	Shares	Value
Seagate Technology Holdings PLC	298	$15,863
Western Digital Corp. (a)	157	5,110
Xerox Holdings Corp.	90	1,177
		5,210,518
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Capri Holdings, Ltd. (a)	107	4,113
Carter's, Inc.	13	852
Columbia Sportswear Co.	26	1,750
Crocs, Inc. (a)	6	412
Deckers Outdoor Corp. (a)	9	2,814
G-III Apparel Group, Ltd. (a)	14	209
Hanesbrands, Inc. (d)	207	1,441
Kontoor Brands, Inc.	5	168
Movado Group, Inc.	67	1,888
NIKE, Inc. Class B	382	31,752
Oxford Industries, Inc.	47	4,220
PVH Corp.	8	358
Ralph Lauren Corp. (d)	71	6,030
Skechers U.S.A., Inc. Class A (a)	42	1,332
Steven Madden, Ltd.	87	2,320
Tapestry, Inc.	208	5,914
Under Armour, Inc. Class A (a)	20	133
Under Armour, Inc. Class C (a)	39	232
VF Corp.	33	987
Wolverine World Wide, Inc.	67	1,031
		67,956
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	72	2,465
Capitol Federal Financial, Inc.	45	374
Essent Group, Ltd.	184	6,416
Flagstar Bancorp, Inc.	62	2,071
MGIC Investment Corp.	653	8,371
Mr Cooper Group, Inc. (a)	244	9,882
New York Community Bancorp, Inc. (d)	636	5,425
NMI Holdings, Inc. Class A (a)	29	591
Northfield Bancorp, Inc.	97	1,388
Northwest Bancshares, Inc.	385	5,201
Provident Financial Services, Inc.	152	2,964
TrustCo Bank Corp.	34	1,068
Walker & Dunlop, Inc.	77	6,447
WSFS Financial Corp.	160	7,434
		60,097
TOBACCO — 0.8%
Altria Group, Inc.	3,984	160,874
Philip Morris International, Inc.	4,697	389,898
Universal Corp.	103	4,742
Vector Group, Ltd.	371	3,269
		558,783
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	120	12,334
Boise Cascade Co.	147	8,741
Fastenal Co.	1,251	57,596

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
GATX Corp.	114	$9,707
GMS, Inc. (a)	94	3,761
MSC Industrial Direct Co., Inc. Class A	84	6,116
NOW, Inc. (a)	385	3,869
United Rentals, Inc. (a)	50	13,506
Univar Solutions, Inc. (a)	644	14,645
Veritiv Corp. (a)	63	6,159
W.W. Grainger, Inc.	138	67,508
Watsco, Inc.	51	13,130
		217,072
WATER UTILITIES — 0.1%
American States Water Co.	89	6,937
American Water Works Co., Inc.	319	41,521
California Water Service Group	71	3,741
Essential Utilities, Inc.	578	23,918
Middlesex Water Co.	64	4,941
		81,058
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a)	268	3,248
Shenandoah Telecommunications Co.	87	1,481
Telephone & Data Systems, Inc.	63	875
T-Mobile US, Inc. (a)	1,328	178,178
		183,782
TOTAL COMMON STOCKS (Cost $68,449,662)		69,247,372
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (f) (g)	181,339	181,375
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (h)	66,940	$66,940
TOTAL SHORT-TERM INVESTMENTS (Cost $248,312)		248,315
TOTAL INVESTMENTS — 100.1% (Cost $68,697,974)		69,495,687
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(84,747)
NET ASSETS — 100.0%		$69,410,940
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	All or a portion of the shares of the security are on loan at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$69,214,820	$32,552	$—	$69,247,372
Short-Term Investments	248,315	—	—	248,315
TOTAL INVESTMENTS	$69,463,135	$32,552	$—	$69,495,687
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Corp.	568	$35,017	$—	$20,356	$(5,650)	$6,678	258	$15,689	$163
State Street Institutional Liquid Reserves Fund, Premier Class	151,769	151,754	3,423,137	3,393,543	23	4	181,339	181,375	678
State Street Navigator Securities Lending Portfolio II	30,829	30,829	255,837	219,726	—	—	66,940	66,940	343
Total		$217,600	$3,678,974	$3,633,625	$(5,627)	$6,682		$264,004	$1,184
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	376	$13,468
Aerojet Rocketdyne Holdings, Inc. (a)	372	14,876
AeroVironment, Inc. (a)	85	7,086
Axon Enterprise, Inc. (a)	36	4,167
Boeing Co. (a)	2,254	272,914
Curtiss-Wright Corp.	217	30,198
General Dynamics Corp.	1,759	373,207
Hexcel Corp.	337	17,430
Howmet Aerospace, Inc.	1,513	46,797
Huntington Ingalls Industries, Inc.	432	95,688
Kaman Corp.	196	5,474
L3Harris Technologies, Inc.	1,031	214,273
Lockheed Martin Corp.	1,599	617,678
Mercury Systems, Inc. (a)	187	7,592
Moog, Inc. Class A	377	26,522
National Presto Industries, Inc.	8	520
Northrop Grumman Corp.	966	454,329
Park Aerospace Corp.	187	2,064
Raytheon Technologies Corp.	8,380	685,987
Textron, Inc.	1,457	84,885
TransDigm Group, Inc.	53	27,815
Triumph Group, Inc. (a)	247	2,122
Woodward, Inc.	253	20,306
		3,025,398
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	673	64,319
C.H. Robinson Worldwide, Inc.	998	96,117
Expeditors International of Washington, Inc.	939	82,923
FedEx Corp.	3,207	476,143
Forward Air Corp.	188	16,969
GXO Logistics, Inc. (a)	542	19,003
Hub Group, Inc. Class A (a)	527	36,352
United Parcel Service, Inc. Class B	4,879	788,154
		1,579,980
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	1,271	49,760
Allegiant Travel Co. (a)	143	10,436
American Airlines Group, Inc. (a)	7,064	85,051
Delta Air Lines, Inc. (a)	6,972	195,634
Hawaiian Holdings, Inc. (a)	1,551	20,396
JetBlue Airways Corp. (a)	3,881	25,731
SkyWest, Inc. (a)	1,388	22,569
Southwest Airlines Co. (a)	3,893	120,060
United Airlines Holdings, Inc. (a)	4,276	139,098
		668,735
AUTO COMPONENTS — 0.4%
Adient PLC (a)	2,690	74,648
American Axle & Manufacturing Holdings, Inc. (a)	3,357	22,928
Security Description	Shares	Value
Aptiv PLC (a)	1,130	$88,377
BorgWarner, Inc.	3,178	99,789
Dana, Inc.	3,691	42,188
Dorman Products, Inc. (a)	188	15,439
Fox Factory Holding Corp. (a)	132	10,439
Gentex Corp.	1,173	27,964
Gentherm, Inc. (a)	165	8,205
Goodyear Tire & Rubber Co. (a)	7,898	79,691
LCI Industries	338	34,294
Lear Corp.	1,526	182,647
Patrick Industries, Inc.	568	24,901
Standard Motor Products, Inc.	495	16,088
Visteon Corp. (a)	140	14,848
		742,446
AUTOMOBILES — 1.6%
Ford Motor Co.	103,061	1,154,283
General Motors Co.	38,002	1,219,484
Harley-Davidson, Inc.	1,871	65,261
Tesla, Inc. (a)	2,094	555,434
Thor Industries, Inc.	1,430	100,071
Winnebago Industries, Inc.	856	45,548
		3,140,081
BANKS — 7.7%
Allegiance Bancshares, Inc.	149	6,203
Ameris Bancorp	623	27,854
Associated Banc-Corp.	3,835	77,007
Banc of California, Inc.	666	10,636
BancFirst Corp.	192	17,178
Bancorp, Inc. (a)	388	8,528
Bank of America Corp.	77,875	2,351,825
Bank of Hawaii Corp.	357	27,175
Bank OZK	1,606	63,533
BankUnited, Inc.	2,199	75,140
Banner Corp.	468	27,650
Berkshire Hills Bancorp, Inc.	714	19,492
Brookline Bancorp, Inc.	819	9,541
Cadence Bank	1,437	36,514
Cathay General Bancorp	873	33,576
Central Pacific Financial Corp.	379	7,842
Citigroup, Inc.	50,587	2,107,960
Citizens Financial Group, Inc.	6,539	224,680
City Holding Co.	186	16,496
Columbia Banking System, Inc.	826	23,863
Comerica, Inc.	1,430	101,673
Commerce Bancshares, Inc.	759	50,216
Community Bank System, Inc.	372	22,350
Cullen/Frost Bankers, Inc.	497	65,713
Customers Bancorp, Inc. (a)	453	13,354
CVB Financial Corp.	1,210	30,637
Dime Community Bancshares, Inc.	348	10,189
Eagle Bancorp, Inc.	302	13,536
East West Bancorp, Inc.	1,004	67,409
FB Financial Corp.	226	8,636
Fifth Third Bancorp	5,207	166,416
First BanCorp (b)	2,157	29,508

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
First BanCorp (b)	305	$11,157
First Commonwealth Financial Corp.	820	10,529
First Financial Bancorp	2,410	50,803
First Financial Bankshares, Inc.	386	16,146
First Hawaiian, Inc.	1,567	38,595
First Horizon Corp.	4,387	100,462
First Republic Bank	691	90,210
FNB Corp.	8,710	101,036
Fulton Financial Corp.	2,191	34,618
Glacier Bancorp, Inc.	796	39,108
Hancock Whitney Corp.	1,031	47,230
Hanmi Financial Corp.	637	15,084
Heritage Financial Corp.	552	14,611
Hilltop Holdings, Inc.	1,423	35,362
Home BancShares, Inc.	2,089	47,023
HomeStreet, Inc.	198	5,704
Hope Bancorp, Inc.	1,591	20,110
Huntington Bancshares, Inc.	13,702	180,592
Independent Bank Corp.	376	28,023
Independent Bank Group, Inc.	328	20,136
International Bancshares Corp.	552	23,460
JPMorgan Chase & Co.	28,482	2,976,369
KeyCorp.	12,279	196,710
Lakeland Financial Corp.	167	12,159
M&T Bank Corp.	1,953	344,353
National Bank Holdings Corp. Class A	329	12,170
NBT Bancorp, Inc.	384	14,573
OFG Bancorp	546	13,721
Old National Bancorp	2,255	37,140
Pacific Premier Bancorp, Inc.	919	28,452
PacWest Bancorp	1,694	38,284
Park National Corp.	153	19,045
Pathward Financial, Inc.	552	18,194
Pinnacle Financial Partners, Inc.	524	42,496
PNC Financial Services Group, Inc.	3,991	596,335
Preferred Bank	154	10,045
Prosperity Bancshares, Inc.	1,024	68,280
Regions Financial Corp.	12,441	249,691
Renasant Corp.	539	16,860
S&T Bancorp, Inc.	644	18,876
Seacoast Banking Corp. of Florida	385	11,639
ServisFirst Bancshares, Inc.	197	15,760
Signature Bank	238	35,938
Simmons First National Corp. Class A	1,701	37,065
Southside Bancshares, Inc.	197	6,966
SVB Financial Group (a)	261	87,639
Synovus Financial Corp.	1,226	45,987
Texas Capital Bancshares, Inc. (a)	1,391	82,111
Tompkins Financial Corp.	153	11,111
Triumph Bancorp, Inc. (a)	135	7,337
Truist Financial Corp.	12,948	563,756
Trustmark Corp.	643	19,695
UMB Financial Corp.	401	33,800
Security Description	Shares	Value
Umpqua Holdings Corp.	2,715	$46,399
United Bankshares, Inc.	1,527	54,590
United Community Banks, Inc.	831	27,506
US Bancorp	18,154	731,969
Valley National Bancorp	5,641	60,923
Veritex Holdings, Inc.	374	9,945
Washington Federal, Inc.	859	25,753
Webster Financial Corp.	831	37,561
Wells Fargo & Co.	42,080	1,692,458
Westamerica BanCorp	183	9,569
Wintrust Financial Corp.	543	44,282
Zions Bancorp NA	1,639	83,360
		15,179,201
BEVERAGES — 1.3%
Boston Beer Co., Inc. Class A (a)	59	19,095
Brown-Forman Corp. Class B	1,193	79,418
Coca-Cola Co.	18,053	1,011,329
Coca-Cola Consolidated, Inc.	65	26,762
Constellation Brands, Inc. Class A	869	199,592
MGP Ingredients, Inc. (c)	98	10,404
Molson Coors Beverage Co. Class B	4,831	231,840
Monster Beverage Corp. (a)	1,477	128,440
National Beverage Corp.	344	13,258
PepsiCo, Inc.	5,589	912,460
		2,632,598
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	7,137	957,857
Amgen, Inc.	2,863	645,320
Arrowhead Pharmaceuticals, Inc. (a)	191	6,313
Biogen, Inc. (a)	1,611	430,137
Coherus Biosciences, Inc. (a)	699	6,717
Emergent BioSolutions, Inc. (a)	634	13,308
Enanta Pharmaceuticals, Inc. (a)	158	8,195
Exelixis, Inc. (a)	1,556	24,398
Gilead Sciences, Inc.	12,172	750,891
Halozyme Therapeutics, Inc. (a)	360	14,234
Incyte Corp. (a)	749	49,913
iTeos Therapeutics, Inc. (a)	271	5,163
Ligand Pharmaceuticals, Inc. (a)	51	4,392
Moderna, Inc. (a)	1,950	230,588
Myriad Genetics, Inc. (a)	543	10,360
Neurocrine Biosciences, Inc. (a)	211	22,410
Regeneron Pharmaceuticals, Inc. (a)	575	396,100
REGENXBIO, Inc. (a)	333	8,801
uniQure NV (a)	630	11,819
United Therapeutics Corp. (a)	300	62,814
Vanda Pharmaceuticals, Inc. (a)	542	5,355
Vericel Corp. (a)	63	1,462
Vertex Pharmaceuticals, Inc. (a)	856	247,846
Xencor, Inc. (a)	326	8,469
		3,922,862

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	681	$33,083
AAON, Inc.	181	9,752
Allegion PLC	319	28,608
American Woodmark Corp. (a)	450	19,737
Apogee Enterprises, Inc.	373	14,256
Builders FirstSource, Inc. (a)	1,521	89,617
Carlisle Cos., Inc.	239	67,018
Carrier Global Corp.	3,432	122,042
Fortune Brands Home & Security, Inc.	1,016	54,549
Gibraltar Industries, Inc. (a)	197	8,063
Griffon Corp.	1,219	35,985
Insteel Industries, Inc.	209	5,545
Johnson Controls International PLC	4,618	227,298
Lennox International, Inc.	155	34,514
Masco Corp.	1,360	63,498
Owens Corning	1,097	86,235
PGT Innovations, Inc. (a)	644	13,498
Quanex Building Products Corp.	378	6,865
Resideo Technologies, Inc. (a)	1,915	36,500
Simpson Manufacturing Co., Inc.	190	14,896
Trane Technologies PLC	1,117	161,753
Trex Co., Inc. (a)	181	7,953
UFP Industries, Inc.	542	39,111
		1,180,376
CAPITAL MARKETS — 3.4%
Affiliated Managers Group, Inc.	359	40,154
Ameriprise Financial, Inc.	720	181,404
B Riley Financial, Inc. (c)	403	17,942
Bank of New York Mellon Corp.	10,033	386,471
BlackRock, Inc.	815	448,478
Blucora, Inc. (a)	375	7,252
Brightsphere Investment Group, Inc.	699	10,422
Cboe Global Markets, Inc.	585	68,661
Charles Schwab Corp.	6,092	437,832
CME Group, Inc.	1,446	256,130
Donnelley Financial Solutions, Inc. (a)	313	11,572
Evercore, Inc. Class A	524	43,099
FactSet Research Systems, Inc.	70	28,008
Federated Hermes, Inc.	823	27,258
Franklin Resources, Inc.	7,217	155,310
Goldman Sachs Group, Inc.	4,612	1,351,547
Interactive Brokers Group, Inc. Class A	2,692	172,046
Intercontinental Exchange, Inc.	2,262	204,372
Invesco, Ltd.	11,909	163,153
Janus Henderson Group PLC	1,786	36,274
Jefferies Financial Group, Inc.	4,957	146,231
MarketAxess Holdings, Inc.	39	8,677
Moody's Corp.	343	83,387
Morgan Stanley	18,068	1,427,553
MSCI, Inc.	74	31,212
Nasdaq, Inc.	1,860	105,425
Security Description	Shares	Value
Northern Trust Corp.	1,583	$135,441
Piper Sandler Cos.	185	19,377
Raymond James Financial, Inc.	1,504	148,625
S&P Global, Inc.	266	81,223
SEI Investments Co.	841	41,251
State Street Corp. (d)	3,500	212,835
Stifel Financial Corp.	1,016	52,741
StoneX Group, Inc. (a)	543	45,036
T Rowe Price Group, Inc.	1,497	157,200
Virtus Investment Partners, Inc.	65	10,369
WisdomTree Investments, Inc.	535	2,504
		6,756,472
CHEMICALS — 2.0%
AdvanSix, Inc.	349	11,203
Air Products & Chemicals, Inc.	1,172	272,760
Albemarle Corp.	252	66,639
American Vanguard Corp.	189	3,534
Ashland, Inc.	386	36,658
Avient Corp.	818	24,785
Balchem Corp.	105	12,766
Cabot Corp.	542	34,628
Celanese Corp.	1,014	91,605
CF Industries Holdings, Inc.	870	83,738
Chemours Co.	2,092	51,568
Corteva, Inc.	4,784	273,406
Dow, Inc.	9,718	426,912
DuPont de Nemours, Inc.	6,774	341,410
Eastman Chemical Co.	1,227	87,178
Ecolab, Inc.	1,010	145,864
FMC Corp.	538	56,867
FutureFuel Corp.	825	4,983
Hawkins, Inc.	118	4,601
HB Fuller Co.	385	23,139
Ingevity Corp. (a)	373	22,615
Innospec, Inc.	185	15,849
International Flavors & Fragrances, Inc.	1,009	91,647
Koppers Holdings, Inc.	381	7,917
Linde PLC	2,033	548,077
Livent Corp. (a) (c)	488	14,957
LyondellBasell Industries NV Class A	6,748	507,989
Mativ Holdings, Inc.	1,113	24,575
Minerals Technologies, Inc.	313	15,465
Mosaic Co.	2,056	99,367
NewMarket Corp.	74	22,261
Olin Corp.	1,555	66,678
PPG Industries, Inc.	1,327	146,886
Quaker Chemical Corp. (c)	85	12,272
Rayonier Advanced Materials, Inc. (a)	1,554	4,895
RPM International, Inc.	637	53,068
Scotts Miracle-Gro Co.	385	16,459
Sensient Technologies Corp.	302	20,941
Sherwin-Williams Co.	731	149,672
Stepan Co.	191	17,891

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Tredegar Corp.	553	$5,220
Trinseo PLC	1,007	18,448
Valvoline, Inc.	832	21,083
		3,958,476
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	844	32,266
Brady Corp. Class A	375	15,649
Brink's Co.	191	9,252
Cintas Corp.	232	90,060
Clean Harbors, Inc. (a)	332	36,513
Copart, Inc. (a)	669	71,182
CoreCivic, Inc. REIT (a)	3,727	32,947
Deluxe Corp.	1,093	18,198
Harsco Corp. (a)	1,510	5,647
Healthcare Services Group, Inc.	663	8,016
HNI Corp.	643	17,046
IAA, Inc. (a)	465	14,810
Interface, Inc.	781	7,021
KAR Auction Services, Inc. (a)	3,105	34,683
Matthews International Corp. Class A	385	8,628
MillerKnoll, Inc.	712	11,107
MSA Safety, Inc.	143	15,627
Pitney Bowes, Inc.	2,538	5,914
Republic Services, Inc.	1,367	185,967
Rollins, Inc.	826	28,646
Stericycle, Inc. (a)	544	22,908
Tetra Tech, Inc.	193	24,806
UniFirst Corp.	158	26,580
Viad Corp. (a)	187	5,905
Waste Management, Inc.	1,524	244,160
		973,538
COMMUNICATIONS EQUIPMENT — 0.7%
ADTRAN Holdings, Inc.	386	7,558
Arista Networks, Inc. (a)	625	70,556
Calix, Inc. (a)	270	16,508
Ciena Corp. (a)	817	33,031
Cisco Systems, Inc.	23,361	934,440
Comtech Telecommunications Corp.	195	1,952
Digi International, Inc. (a)	197	6,810
Extreme Networks, Inc. (a)	1,201	15,697
F5, Inc. (a)	245	35,459
Harmonic, Inc. (a)	832	10,874
Juniper Networks, Inc.	2,091	54,617
Lumentum Holdings, Inc. (a)	349	23,931
Motorola Solutions, Inc.	415	92,948
NETGEAR, Inc. (a)	745	14,930
NetScout Systems, Inc. (a)	541	16,944
Viasat, Inc. (a)	643	19,438
Viavi Solutions, Inc. (a)	1,026	13,389
		1,369,082
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	1,071	73,224
Security Description	Shares	Value
Arcosa, Inc.	375	$21,442
Comfort Systems USA, Inc.	320	31,146
Dycom Industries, Inc. (a)	296	28,277
EMCOR Group, Inc.	535	61,782
Fluor Corp. (a)	3,633	90,425
Granite Construction, Inc.	545	13,837
MasTec, Inc. (a)	696	44,196
MDU Resources Group, Inc.	2,694	73,681
MYR Group, Inc. (a)	194	16,438
NV5 Global, Inc. (a)	84	10,401
Quanta Services, Inc.	556	70,829
Valmont Industries, Inc.	130	34,921
		570,599
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	187	20,043
Martin Marietta Materials, Inc.	228	73,436
Vulcan Materials Co.	442	69,708
		163,187
CONSUMER FINANCE — 1.2%
American Express Co.	4,041	545,171
Capital One Financial Corp.	10,048	926,124
Discover Financial Services	3,041	276,488
Encore Capital Group, Inc. (a)	638	29,016
Enova International, Inc. (a)	1,026	30,031
EZCORP, Inc. Class A (a)	2,002	15,435
FirstCash Holdings, Inc.	381	27,946
Green Dot Corp. Class A (a)	546	10,363
LendingTree, Inc. (a)	4	95
Navient Corp.	2,895	42,528
PRA Group, Inc. (a)	544	17,876
Prog Holdings, Inc. (a)	1,569	23,504
SLM Corp.	2,411	33,730
Synchrony Financial	12,610	355,476
World Acceptance Corp. (a) (c)	123	11,909
		2,345,692
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	14,433	154,866
AptarGroup, Inc.	356	33,831
Avery Dennison Corp.	434	70,612
Ball Corp.	1,325	64,024
Greif, Inc. Class A	825	49,145
International Paper Co.	9,610	304,637
Myers Industries, Inc.	375	6,176
O-I Glass, Inc. (a)	4,428	57,342
Packaging Corp. of America	624	70,069
Sealed Air Corp.	782	34,807
Silgan Holdings, Inc.	1,173	49,313
Sonoco Products Co.	997	56,560
Westrock Co.	6,758	208,755
		1,160,137
DISTRIBUTORS — 0.2%
Genuine Parts Co.	1,081	161,415
LKQ Corp.	2,724	128,437

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Pool Corp.	86	$27,366
		317,218
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	659	24,021
Graham Holdings Co. Class B	93	50,032
Grand Canyon Education, Inc. (a)	194	15,957
H&R Block, Inc.	1,776	75,551
Perdoceo Education Corp. (a)	1,795	18,488
Service Corp. International	909	52,486
Strategic Education, Inc.	196	12,036
WW International, Inc. (a) (c)	636	2,499
		251,070
DIVERSIFIED FINANCIAL SERVICES — 2.8%
Berkshire Hathaway, Inc. Class B (a)	20,104	5,368,170
Voya Financial, Inc.	2,562	155,001
		5,523,171
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	186,687	2,863,779
ATN International, Inc.	186	7,174
Cogent Communications Holdings, Inc.	203	10,589
Consolidated Communications Holdings, Inc. (a)	2,378	9,892
Iridium Communications, Inc. (a)	638	28,308
Lumen Technologies, Inc. (c)	24,936	181,534
Verizon Communications, Inc.	56,669	2,151,722
		5,252,998
ELECTRIC UTILITIES — 2.3%
ALLETE, Inc.	714	35,736
Alliant Energy Corp.	1,383	73,285
American Electric Power Co., Inc.	3,946	341,132
Constellation Energy Corp.	1,792	149,076
Duke Energy Corp.	5,156	479,611
Edison International	2,884	163,177
Entergy Corp.	1,925	193,713
Evergy, Inc.	2,209	131,215
Eversource Energy	2,712	211,427
Exelon Corp.	13,195	494,285
FirstEnergy Corp.	4,329	160,173
Hawaiian Electric Industries, Inc.	1,031	35,734
IDACORP, Inc.	336	33,267
NextEra Energy, Inc.	7,972	625,084
NRG Energy, Inc.	6,286	240,565
OGE Energy Corp.	1,915	69,821
Pinnacle West Capital Corp.	1,486	95,862
PNM Resources, Inc.	809	36,996
PPL Corp.	9,923	251,548
Southern Co.	8,235	559,980
Xcel Energy, Inc.	3,638	232,832
		4,614,519
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	220	34,643
Security Description	Shares	Value
AMETEK, Inc.	699	$79,274
AZZ, Inc.	192	7,010
Eaton Corp. PLC	2,111	281,523
Emerson Electric Co.	3,158	231,229
Encore Wire Corp.	185	21,375
EnerSys	377	21,930
Generac Holdings, Inc. (a)	162	28,859
Hubbell, Inc.	303	67,569
nVent Electric PLC	1,321	41,757
Powell Industries, Inc.	194	4,089
Regal Rexnord Corp.	262	36,774
Rockwell Automation, Inc.	363	78,085
Sunrun, Inc. (a)	1,098	30,294
Vicor Corp. (a)	6	355
		964,766
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Advanced Energy Industries, Inc.	194	15,018
Amphenol Corp. Class A	1,484	99,369
Arrow Electronics, Inc. (a)	1,751	161,425
Avnet, Inc.	2,545	91,925
Badger Meter, Inc.	84	7,761
Belden, Inc.	376	22,567
Benchmark Electronics, Inc.	1,026	25,424
CDW Corp.	687	107,227
Cognex Corp.	196	8,124
Coherent Corp. (a)	614	21,398
Corning, Inc.	4,906	142,372
CTS Corp.	372	15,494
ePlus, Inc. (a)	356	14,788
Fabrinet (a)	232	22,144
FARO Technologies, Inc. (a)	8	219
Insight Enterprises, Inc. (a)	517	42,606
IPG Photonics Corp. (a)	346	29,185
Itron, Inc. (a)	383	16,128
Jabil, Inc.	3,687	212,777
Keysight Technologies, Inc. (a)	541	85,132
Knowles Corp. (a)	1,015	12,353
Littelfuse, Inc.	126	25,035
Methode Electronics, Inc.	381	14,154
National Instruments Corp.	814	30,720
OSI Systems, Inc. (a)	186	13,403
PC Connection, Inc.	375	16,909
Plexus Corp. (a)	261	22,853
Rogers Corp. (a)	85	20,560
Sanmina Corp. (a)	1,577	72,668
ScanSource, Inc. (a)	824	21,762
TD SYNNEX Corp.	1,058	85,899
TE Connectivity, Ltd.	1,727	190,592
Teledyne Technologies, Inc. (a)	181	61,082
Trimble, Inc. (a)	1,015	55,084
TTM Technologies, Inc. (a)	3,016	39,751
Vishay Intertechnology, Inc.	1,878	33,410
Vontier Corp.	814	13,602

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	223	$58,428
		1,929,348
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	3,438	22,072
Baker Hughes Co.	5,718	119,849
Bristow Group, Inc. (a)	242	5,685
ChampionX Corp.	821	16,067
Core Laboratories NV	165	2,224
Dril-Quip, Inc. (a)	377	7,359
Halliburton Co.	4,125	101,557
Helix Energy Solutions Group, Inc. (a)	4,743	18,308
Helmerich & Payne, Inc.	1,025	37,894
Nabors Industries, Ltd. (a)	188	19,073
Nov, Inc.	3,744	60,578
Oceaneering International, Inc. (a)	755	6,010
Oil States International, Inc. (a)	1,022	3,976
Patterson-UTI Energy, Inc.	1,954	22,823
ProPetro Holding Corp. (a)	1,351	10,875
RPC, Inc.	2,397	16,611
Schlumberger NV	9,485	340,511
US Silica Holdings, Inc. (a)	1,043	11,421
		822,893
ENTERTAINMENT — 1.0%
Activision Blizzard, Inc.	2,445	181,761
Cinemark Holdings, Inc. (a)	1,329	16,094
Electronic Arts, Inc.	908	105,065
Live Nation Entertainment, Inc. (a)	403	30,644
Marcus Corp. (c)	713	9,904
Netflix, Inc. (a)	928	218,488
Take-Two Interactive Software, Inc. (a)	540	58,860
Walt Disney Co. (a)	6,244	588,997
Warner Bros Discovery, Inc. (a)	57,570	662,055
World Wrestling Entertainment, Inc. Class A	206	14,455
		1,886,323
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.2%
Acadia Realty Trust REIT	553	6,979
Agree Realty Corp. REIT	465	31,425
Alexander & Baldwin, Inc. REIT (a)	709	11,755
Alexandria Real Estate Equities, Inc. REIT	570	79,908
American Assets Trust, Inc. REIT	555	14,275
American Tower Corp. REIT	1,184	254,205
Apartment Income REIT Corp.	742	28,656
Armada Hoffler Properties, Inc. REIT	545	5,657
AvalonBay Communities, Inc. REIT	643	118,434
Boston Properties, Inc. REIT	749	56,153
Brandywine Realty Trust REIT	2,514	16,970
Brixmor Property Group, Inc. REIT	2,211	40,837
Camden Property Trust REIT	386	46,108
CareTrust REIT, Inc.	937	16,969
Security Description	Shares	Value
Centerspace REIT	183	$12,320
Chatham Lodging Trust REIT (a)	825	8,143
Community Healthcare Trust, Inc. REIT	227	7,434
Corporate Office Properties Trust REIT	1,006	23,369
Cousins Properties, Inc. REIT	1,225	28,604
Crown Castle, Inc. REIT	1,462	211,332
DiamondRock Hospitality Co. REIT	1,819	13,661
Digital Realty Trust, Inc. REIT	1,169	115,941
Diversified Healthcare Trust REIT	7,280	7,208
Douglas Emmett, Inc. REIT	1,379	24,725
Duke Realty Corp. REIT	1,430	68,926
Easterly Government Properties, Inc. REIT	544	8,579
EastGroup Properties, Inc. REIT	92	13,279
EPR Properties REIT	655	23,488
Equinix, Inc. REIT	238	135,384
Equity Residential REIT	1,795	120,660
Essential Properties Realty Trust, Inc. REIT	636	12,370
Essex Property Trust, Inc. REIT	250	60,557
Extra Space Storage, Inc. REIT	396	68,393
Federal Realty Investment Trust REIT	363	32,714
First Industrial Realty Trust, Inc. REIT	433	19,403
Four Corners Property Trust, Inc. REIT	382	9,241
Franklin Street Properties Corp. REIT	1,736	4,566
GEO Group, Inc. REIT (a) (c)	4,111	31,655
Getty Realty Corp. REIT	543	14,601
Global Net Lease, Inc. REIT	2,658	28,308
Healthpeak Properties, Inc. REIT	3,537	81,068
Hersha Hospitality Trust Class A REIT	1,183	9,440
Highwoods Properties, Inc. REIT	1,008	27,176
Host Hotels & Resorts, Inc. REIT	3,792	60,217
Hudson Pacific Properties, Inc. REIT	1,479	16,195
Independence Realty Trust, Inc. REIT	592	9,904
Industrial Logistics Properties Trust REIT	820	4,510
Innovative Industrial Properties, Inc. REIT	74	6,549
Iron Mountain, Inc. REIT	1,611	70,836
iStar, Inc. REIT	1,008	9,334
JBG SMITH Properties REIT	986	18,320
Kilroy Realty Corp. REIT	866	36,467
Kimco Realty Corp. REIT	3,412	62,815
Kite Realty Group Trust REIT	912	15,705
Lamar Advertising Co. Class A REIT	470	38,770
Life Storage, Inc. REIT	269	29,794
LTC Properties, Inc. REIT	380	14,231

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
LXP Industrial Trust REIT	2,190	$20,060
Macerich Co. REIT	2,817	22,367
Medical Properties Trust, Inc. REIT	5,687	67,448
Mid-America Apartment Communities, Inc. REIT	386	59,857
National Retail Properties, Inc. REIT	1,506	60,029
National Storage Affiliates Trust REIT	383	15,925
NexPoint Residential Trust, Inc. REIT	87	4,020
Office Properties Income Trust REIT	1,353	19,010
Omega Healthcare Investors, Inc. REIT	3,166	93,365
Park Hotels & Resorts, Inc. REIT	2,579	29,040
Pebblebrook Hotel Trust REIT	1,163	16,875
Physicians Realty Trust REIT	1,822	27,403
PotlatchDeltic Corp. REIT	909	37,305
Prologis, Inc. REIT	2,261	229,718
Public Storage REIT	521	152,554
Rayonier, Inc. REIT	569	17,053
Realty Income Corp. REIT	2,421	140,902
Regency Centers Corp. REIT	1,137	61,227
Retail Opportunity Investments Corp. REIT	681	9,371
Rexford Industrial Realty, Inc. REIT	339	17,628
RPT Realty REIT	824	6,229
Sabra Health Care REIT, Inc.	3,249	42,627
Safehold, Inc. REIT (c)	126	3,334
Saul Centers, Inc. REIT	175	6,563
SBA Communications Corp. REIT	86	24,480
Service Properties Trust REIT	4,704	24,414
Simon Property Group, Inc. REIT	1,024	91,904
SITE Centers Corp. REIT	1,641	17,575
SL Green Realty Corp. REIT (c)	609	24,457
Spirit Realty Capital, Inc. REIT	1,161	41,982
STORE Capital Corp. REIT	2,564	80,330
Summit Hotel Properties, Inc. REIT	1,320	8,870
Tanger Factory Outlet Centers, Inc. REIT	1,218	16,662
UDR, Inc. REIT	1,024	42,711
Uniti Group, Inc. REIT	1,151	7,999
Universal Health Realty Income Trust REIT	8	346
Urban Edge Properties REIT	1,013	13,513
Urstadt Biddle Properties, Inc. Class A REIT	543	8,422
Ventas, Inc. REIT	2,619	105,205
Veris Residential, Inc. REIT (a)	1,007	11,450
Vornado Realty Trust REIT	4,081	94,516
Washington Real Estate Investment Trust	1,009	17,718
Welltower, Inc. REIT	2,143	137,838
Weyerhaeuser Co. REIT	5,103	145,742
Whitestone REIT	435	3,680
Security Description	Shares	Value
Xenia Hotels & Resorts, Inc. REIT	1,003	$13,831
		4,438,078
FOOD & STAPLES RETAILING — 4.0%
Andersons, Inc.	826	25,631
BJ's Wholesale Club Holdings, Inc. (a)	1,023	74,485
Casey's General Stores, Inc.	361	73,110
Chefs' Warehouse, Inc. (a)	376	10,893
Costco Wholesale Corp.	1,813	856,225
Grocery Outlet Holding Corp. (a)	471	15,680
Kroger Co.	17,153	750,444
Performance Food Group Co. (a)	3,966	170,340
PriceSmart, Inc.	368	21,193
SpartanNash Co.	1,016	29,484
Sprouts Farmers Market, Inc. (a)	1,480	41,070
Sysco Corp.	3,850	272,233
United Natural Foods, Inc. (a)	1,493	51,314
Walgreens Boots Alliance, Inc.	18,701	587,211
Walmart, Inc.	37,317	4,840,015
		7,819,328
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	5,479	440,786
B&G Foods, Inc.	1,655	27,291
Calavo Growers, Inc.	318	10,097
Cal-Maine Foods, Inc.	204	11,340
Campbell Soup Co.	2,676	126,093
Conagra Brands, Inc.	5,233	170,753
Darling Ingredients, Inc. (a)	692	45,776
Flowers Foods, Inc.	2,016	49,775
Fresh Del Monte Produce, Inc.	1,016	23,612
General Mills, Inc.	4,584	351,180
Hain Celestial Group, Inc. (a)	638	10,769
Hershey Co.	673	148,376
Hormel Foods Corp.	3,071	139,546
Hostess Brands, Inc. (a)	902	20,962
Ingredion, Inc.	869	69,972
J & J Snack Foods Corp.	131	16,961
JM Smucker Co.	1,023	140,570
John B Sanfilippo & Son, Inc.	181	13,707
Kellogg Co.	3,368	234,615
Kraft Heinz Co.	20,853	695,448
Lamb Weston Holdings, Inc.	561	43,410
Lancaster Colony Corp.	150	22,542
McCormick & Co., Inc.	1,012	72,125
Mondelez International, Inc. Class A	7,684	421,314
Pilgrim's Pride Corp. (a)	1,370	31,537
Post Holdings, Inc. (a)	747	61,187
Seneca Foods Corp. Class A (a)	190	9,584
Simply Good Foods Co. (a)	456	14,587
Tootsie Roll Industries, Inc. (c)	383	12,746
TreeHouse Foods, Inc. (a)	1,435	60,873
Tyson Foods, Inc. Class A	7,502	494,607
		3,992,141

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 0.3%
Atmos Energy Corp.	702	$71,499
Chesapeake Utilities Corp.	126	14,539
National Fuel Gas Co.	832	51,209
New Jersey Resources Corp.	721	27,903
Northwest Natural Holding Co.	445	19,304
ONE Gas, Inc.	359	25,270
South Jersey Industries, Inc.	997	33,320
Southwest Gas Holdings, Inc.	697	48,616
Spire, Inc.	660	41,138
UGI Corp.	5,376	173,806
		506,604
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	5,948	575,528
ABIOMED, Inc. (a)	71	17,442
Align Technology, Inc. (a)	210	43,493
AngioDynamics, Inc. (a)	324	6,629
Artivion, Inc. (a)	8	111
Avanos Medical, Inc. (a)	369	8,037
Baxter International, Inc.	2,284	123,016
Becton Dickinson & Co.	1,139	253,803
Boston Scientific Corp. (a)	5,706	220,993
CONMED Corp.	44	3,527
Cooper Cos., Inc.	185	48,822
DENTSPLY SIRONA, Inc.	1,171	33,198
DexCom, Inc. (a)	450	36,243
Edwards Lifesciences Corp. (a)	1,317	108,824
Embecta Corp.	209	6,017
Enovis Corp. (a)	332	15,295
Envista Holdings Corp. (a)	856	28,085
Glaukos Corp. (a)	144	7,667
Globus Medical, Inc. Class A (a)	370	22,041
Haemonetics Corp. (a)	188	13,918
Hologic, Inc. (a)	1,381	89,102
ICU Medical, Inc. (a)	126	18,976
IDEXX Laboratories, Inc. (a)	103	33,557
Integer Holdings Corp. (a)	196	12,197
Integra LifeSciences Holdings Corp. (a)	354	14,995
Intuitive Surgical, Inc. (a)	743	139,268
Lantheus Holdings, Inc. (a)	92	6,470
LivaNova PLC (a)	187	9,494
Masimo Corp. (a)	145	20,468
Medtronic PLC	7,249	585,357
Meridian Bioscience, Inc. (a)	158	4,982
Merit Medical Systems, Inc. (a)	189	10,680
Neogen Corp. (a)	760	10,617
NuVasive, Inc. (a)	196	8,587
Omnicell, Inc. (a)	134	11,662
Orthofix Medical, Inc. (a)	241	4,606
Penumbra, Inc. (a)	8	1,517
QuidelOrtho Corp. (a)	543	38,814
ResMed, Inc.	167	36,456
STERIS PLC	241	40,073
Stryker Corp.	851	172,362
Surmodics, Inc. (a)	5	152
Security Description	Shares	Value
Tandem Diabetes Care, Inc. (a)	85	$4,067
Teleflex, Inc.	110	22,161
Varex Imaging Corp. (a)	194	4,101
Zimmer Biomet Holdings, Inc.	1,110	116,051
Zimvie, Inc. (a)	553	5,458
		2,994,919
HEALTH CARE PROVIDERS & SERVICES — 6.4%
Acadia Healthcare Co., Inc. (a)	701	54,804
Addus HomeCare Corp. (a)	69	6,572
Amedisys, Inc. (a)	132	12,776
AmerisourceBergen Corp.	4,070	550,793
AMN Healthcare Services, Inc. (a)	330	34,967
Apollo Medical Holdings, Inc. (a) (c)	232	9,048
Cardinal Health, Inc.	7,104	473,695
Centene Corp. (a)	7,712	600,071
Chemed Corp.	37	16,153
Cigna Corp.	4,116	1,142,066
Community Health Systems, Inc. (a)	3,416	7,344
CorVel Corp. (a)	51	7,060
Covetrus, Inc. (a)	2,650	55,332
Cross Country Healthcare, Inc. (a)	466	13,220
CVS Health Corp.	34,369	3,277,772
DaVita, Inc. (a)	1,457	120,596
Elevance Health, Inc.	1,865	847,158
Encompass Health Corp.	690	31,209
Enhabit, Inc. (a)	345	4,844
Ensign Group, Inc.	191	15,184
Fulgent Genetics, Inc. (a)	503	19,174
Hanger, Inc. (a)	555	10,390
HCA Healthcare, Inc.	2,094	384,856
HealthEquity, Inc. (a)	189	12,695
Henry Schein, Inc. (a)	1,047	68,861
Humana, Inc.	1,222	592,902
Laboratory Corp. of America Holdings	879	180,028
LHC Group, Inc. (a)	179	29,295
McKesson Corp.	3,788	1,287,428
ModivCare, Inc. (a)	127	12,659
Molina Healthcare, Inc. (a)	440	145,130
Option Care Health, Inc. (a)	726	22,847
Owens & Minor, Inc.	1,036	24,968
Patterson Cos., Inc.	1,224	29,400
Pediatrix Medical Group, Inc. (a)	1,212	20,010
Pennant Group, Inc. (a)	181	1,884
Quest Diagnostics, Inc.	1,308	160,479
R1 RCM, Inc. (a)	446	8,264
RadNet, Inc. (a)	397	8,079
Select Medical Holdings Corp.	2,717	60,046
Tenet Healthcare Corp. (a)	1,418	73,140
UnitedHealth Group, Inc.	4,365	2,204,500
Universal Health Services, Inc. Class B	972	85,711
US Physical Therapy, Inc.	83	6,310
		12,729,720

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.0% (e)
Allscripts Healthcare Solutions, Inc. (a)	1,553	$23,652
Computer Programs & Systems, Inc. (a)	8	223
NextGen Healthcare, Inc. (a)	372	6,585
		30,460
HOTELS, RESTAURANTS & LEISURE — 1.1%
BJ's Restaurants, Inc. (a)	136	3,244
Bloomin' Brands, Inc.	819	15,012
Booking Holdings, Inc. (a)	105	172,537
Boyd Gaming Corp.	553	26,350
Brinker International, Inc. (a)	588	14,688
Caesars Entertainment, Inc. (a)	708	22,840
Carnival Corp. (a)	13,079	91,945
Cheesecake Factory, Inc. (c)	198	5,797
Chipotle Mexican Grill, Inc. (a)	57	85,657
Choice Hotels International, Inc.	90	9,857
Churchill Downs, Inc.	33	6,077
Chuy's Holdings, Inc. (a)	51	1,182
Cracker Barrel Old Country Store, Inc. (c)	216	19,997
Darden Restaurants, Inc.	709	89,561
Dave & Buster's Entertainment, Inc. (a)	191	5,927
Dine Brands Global, Inc. (c)	171	10,869
Domino's Pizza, Inc.	81	25,126
El Pollo Loco Holdings, Inc. (a)	642	5,727
Expedia Group, Inc. (a)	315	29,512
Golden Entertainment, Inc. (a)	245	8,548
Hilton Worldwide Holdings, Inc.	250	30,155
Jack in the Box, Inc.	50	3,704
Las Vegas Sands Corp. (a)	3,753	140,813
Light & Wonder, Inc. Class A (a)	437	18,739
Marriott International, Inc. Class A	563	78,899
Marriott Vacations Worldwide Corp.	166	20,229
McDonald's Corp.	2,277	525,395
MGM Resorts International	2,531	75,221
Monarch Casino & Resort, Inc. (a)	183	10,274
Norwegian Cruise Line Holdings, Ltd. (a)	2,214	25,151
Papa John's International, Inc.	135	9,451
Penn Entertainment, Inc. (a) (c)	1,266	34,828
Royal Caribbean Cruises, Ltd. (a)	1,173	44,457
Ruth's Hospitality Group, Inc.	162	2,731
Shake Shack, Inc. Class A (a)	35	1,574
Six Flags Entertainment Corp. (a)	359	6,354
Starbucks Corp.	4,604	387,933
Texas Roadhouse, Inc.	343	29,930
Travel + Leisure Co.	686	23,406
Wendy's Co.	1,179	22,036
Wyndham Hotels & Resorts, Inc.	198	12,147
Wynn Resorts, Ltd. (a)	386	24,330
Yum! Brands, Inc.	834	88,688
		2,266,898
Security Description	Shares	Value
HOUSEHOLD DURABLES — 1.2%
Cavco Industries, Inc. (a)	46	$9,465
Century Communities, Inc.	759	32,470
D.R. Horton, Inc.	4,271	287,652
Ethan Allen Interiors, Inc. (c)	381	8,054
Garmin, Ltd.	1,010	81,113
Helen of Troy, Ltd. (a)	143	13,791
Installed Building Products, Inc.	137	11,096
iRobot Corp. (a)	183	10,308
KB Home	2,200	57,024
La-Z-Boy, Inc.	1,132	25,549
Leggett & Platt, Inc.	1,771	58,833
Lennar Corp. Class A	6,702	499,634
LGI Homes, Inc. (a)	299	24,330
M/I Homes, Inc. (a)	737	26,702
MDC Holdings, Inc.	1,458	39,978
Meritage Homes Corp. (a)	961	67,530
Mohawk Industries, Inc. (a)	1,407	128,304
Newell Brands, Inc.	9,703	134,775
NVR, Inc. (a)	22	87,716
PulteGroup, Inc. (a)	6,062	227,325
Sonos, Inc. (a)	577	8,020
Taylor Morrison Home Corp. (a)	3,157	73,621
Tempur Sealy International, Inc.	1,169	28,220
Toll Brothers, Inc.	2,877	120,834
TopBuild Corp. (a)	165	27,189
Tri Pointe Homes, Inc. (a)	2,858	43,184
Tupperware Brands Corp. (a)	497	3,255
Universal Electronics, Inc. (a)	187	3,678
Whirlpool Corp.	1,427	192,374
		2,332,024
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. (a)	185	6,667
Central Garden & Pet Co. Class A (a)	381	13,015
Church & Dwight Co., Inc.	733	52,366
Clorox Co.	692	88,846
Colgate-Palmolive Co.	3,345	234,986
Energizer Holdings, Inc.	484	12,168
Kimberly-Clark Corp.	2,219	249,726
Procter & Gamble Co.	9,707	1,225,509
WD-40 Co.	4	703
		1,883,986
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (e)
AES Corp.	4,385	99,101
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	5,466	603,993
General Electric Co.	6,198	383,718
Honeywell International, Inc.	3,144	524,954
		1,512,665
INSURANCE — 4.9%
Aflac, Inc.	7,925	445,385
Alleghany Corp. (a)	174	146,050

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Allstate Corp.	3,703	$461,135
Ambac Financial Group, Inc. (a)	1,003	12,788
American Equity Investment Life Holding Co.	1,864	69,509
American Financial Group, Inc.	1,830	224,962
American International Group, Inc.	10,258	487,050
AMERISAFE, Inc.	187	8,738
Aon PLC Class A	446	119,470
Arthur J Gallagher & Co.	697	119,340
Assurant, Inc.	621	90,213
Assured Guaranty, Ltd.	920	44,574
Brighthouse Financial, Inc. (a)	1,991	86,449
Brown & Brown, Inc.	883	53,404
Chubb, Ltd.	4,066	739,524
Cincinnati Financial Corp.	1,494	133,818
CNO Financial Group, Inc.	3,082	55,384
Employers Holdings, Inc.	372	12,830
Everest Re Group, Ltd.	1,010	265,064
First American Financial Corp.	2,816	129,818
Genworth Financial, Inc. Class A (a)	15,407	53,924
Globe Life, Inc.	1,224	122,033
Hanover Insurance Group, Inc.	529	67,786
Hartford Financial Services Group, Inc.	4,435	274,704
HCI Group, Inc. (c)	55	2,156
Horace Mann Educators Corp.	1,056	37,266
James River Group Holdings, Ltd.	964	21,989
Kemper Corp.	1,531	63,169
Kinsale Capital Group, Inc.	56	14,304
Lincoln National Corp.	4,056	178,099
Loews Corp.	5,234	260,863
Marsh & McLennan Cos., Inc.	1,450	216,470
Mercury General Corp.	829	23,560
MetLife, Inc.	17,541	1,066,142
Old Republic International Corp.	7,320	153,208
Primerica, Inc.	325	40,121
Principal Financial Group, Inc.	6,070	437,950
ProAssurance Corp.	825	16,096
Progressive Corp.	6,485	753,622
Prudential Financial, Inc.	9,698	831,894
Reinsurance Group of America, Inc.	1,724	216,896
RenaissanceRe Holdings, Ltd.	574	80,584
RLI Corp.	181	18,531
Safety Insurance Group, Inc.	184	15,007
Selective Insurance Group, Inc.	543	44,200
Selectquote, Inc. (a)	4,300	3,139
SiriusPoint, Ltd. (a)	2,729	13,509
Stewart Information Services Corp.	701	30,592
Travelers Cos., Inc.	3,187	488,248
United Fire Group, Inc.	593	17,037
Universal Insurance Holdings, Inc.	377	3,713
Unum Group	4,920	190,896
W R Berkley Corp.	2,040	131,743
Willis Towers Watson PLC	738	148,294
		9,743,250
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 2.6%
Alphabet, Inc. Class A (a)	17,476	$1,671,579
Alphabet, Inc. Class C (a)	15,648	1,504,555
Cars.com, Inc. (a)	832	9,568
Match Group, Inc. (a)	587	28,029
Meta Platforms, Inc. Class A (a)	12,876	1,747,016
QuinStreet, Inc. (a)	637	6,688
TripAdvisor, Inc. (a)	528	11,658
Twitter, Inc. (a)	2,309	101,227
Yelp, Inc. (a)	501	16,989
Ziff Davis, Inc. (a)	318	21,777
		5,119,086
INTERNET & DIRECT MARKETING RETAIL — 1.7%
Amazon.com, Inc. (a)	27,686	3,128,518
eBay, Inc.	5,398	198,700
Etsy, Inc. (a)	318	31,841
Liquidity Services, Inc. (a)	187	3,041
PetMed Express, Inc. (c)	540	10,541
Shutterstock, Inc.	121	6,071
		3,378,712
IT SERVICES — 2.6%
Accenture PLC Class A	1,586	408,078
Akamai Technologies, Inc. (a)	650	52,208
Automatic Data Processing, Inc.	1,044	236,142
Bread Financial Holdings, Inc.	1,377	43,307
Broadridge Financial Solutions, Inc.	372	53,687
Cognizant Technology Solutions Corp. Class A	2,692	154,629
Concentrix Corp.	229	25,563
CSG Systems International, Inc.	190	10,047
DXC Technology Co. (a)	6,275	153,612
EPAM Systems, Inc. (a)	163	59,037
Euronet Worldwide, Inc. (a)	245	18,561
EVERTEC, Inc.	195	6,113
ExlService Holdings, Inc. (a)	104	15,326
Fidelity National Information Services, Inc.	4,101	309,913
Fiserv, Inc. (a)	3,460	323,752
FleetCor Technologies, Inc. (a)	351	61,836
Gartner, Inc. (a)	215	59,488
Genpact, Ltd.	946	41,406
Global Payments, Inc.	1,500	162,075
International Business Machines Corp.	10,060	1,195,229
Jack Henry & Associates, Inc.	152	27,705
Kyndryl Holdings, Inc. (a)	4,594	37,992
Mastercard, Inc. Class A	985	280,075
MAXIMUS, Inc.	374	21,643
Paychex, Inc.	991	111,200
PayPal Holdings, Inc. (a)	3,920	337,394
Perficient, Inc. (a)	127	8,258
Sabre Corp. (a) (c)	1,292	6,654
TTEC Holdings, Inc.	211	9,349
Unisys Corp. (a)	724	5,466
VeriSign, Inc. (a)	245	42,557

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Visa, Inc. Class A	4,151	$737,425
Western Union Co.	5,202	70,227
WEX, Inc. (a)	154	19,549
		5,105,503
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	579	37,895
Hasbro, Inc.	996	67,150
Mattel, Inc. (a)	1,496	28,334
Polaris, Inc.	622	59,494
Sturm Ruger & Co., Inc.	178	9,041
Topgolf Callaway Brands Corp. (a)	1,284	24,730
Vista Outdoor, Inc. (a)	509	12,379
YETI Holdings, Inc. (a)	213	6,075
		245,098
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	629	76,455
Azenta, Inc.	178	7,629
Bio-Rad Laboratories, Inc. Class A (a)	558	232,764
Bio-Techne Corp.	43	12,212
Bruker Corp.	347	18,412
Charles River Laboratories International, Inc. (a)	213	41,918
Danaher Corp.	1,659	428,503
Illumina, Inc. (a)	330	62,961
IQVIA Holdings, Inc. (a)	766	138,753
Medpace Holdings, Inc. (a)	133	20,904
Mettler-Toledo International, Inc. (a)	47	50,954
NeoGenomics, Inc. (a)	721	6,208
PerkinElmer, Inc.	386	46,447
Repligen Corp. (a)	102	19,085
Syneos Health, Inc. (a)	692	32,628
Thermo Fisher Scientific, Inc.	832	421,982
Waters Corp. (a)	186	50,132
West Pharmaceutical Services, Inc.	86	21,163
		1,689,110
MACHINERY — 1.7%
AGCO Corp.	527	50,682
Alamo Group, Inc.	65	7,948
Albany International Corp. Class A	183	14,426
Astec Industries, Inc.	184	5,739
Barnes Group, Inc.	482	13,920
Caterpillar, Inc.	2,878	472,222
Chart Industries, Inc. (a)	145	26,731
CIRCOR International, Inc. (a)	173	2,853
Crane Holdings Co.	401	35,104
Cummins, Inc.	1,350	274,738
Deere & Co.	1,129	376,962
Donaldson Co., Inc.	554	27,152
Dover Corp.	563	65,634
Enerpac Tool Group Corp.	378	6,740
EnPro Industries, Inc.	222	18,866
Esab Corp.	332	11,075
ESCO Technologies, Inc.	183	13,439
Security Description	Shares	Value
Federal Signal Corp.	377	$14,070
Flowserve Corp.	1,022	24,835
Fortive Corp.	1,909	111,295
Franklin Electric Co., Inc.	197	16,097
Graco, Inc.	382	22,901
Greenbrier Cos., Inc.	497	12,062
Hillenbrand, Inc.	691	25,373
IDEX Corp.	272	54,359
Illinois Tool Works, Inc.	1,143	206,483
Ingersoll Rand, Inc.	1,165	50,398
ITT, Inc.	359	23,457
John Bean Technologies Corp.	144	12,384
Kennametal, Inc.	913	18,790
Lincoln Electric Holdings, Inc.	222	27,910
Lindsay Corp.	6	860
Middleby Corp. (a)	292	37,426
Mueller Industries, Inc.	503	29,898
Nordson Corp.	188	39,907
Oshkosh Corp.	717	50,398
Otis Worldwide Corp.	1,209	77,134
PACCAR, Inc.	3,318	277,683
Parker-Hannifin Corp.	691	167,436
Pentair PLC	829	33,682
Proto Labs, Inc. (a)	30	1,093
Snap-on, Inc.	413	83,158
SPX Technologies, Inc. (a)	389	21,481
Standex International Corp.	114	9,308
Stanley Black & Decker, Inc.	1,238	93,110
Tennant Co.	166	9,389
Terex Corp.	920	27,361
Timken Co.	908	53,608
Titan International, Inc. (a)	491	5,961
Toro Co.	376	32,516
Trinity Industries, Inc.	1,297	27,691
Wabash National Corp.	1,399	21,768
Watts Water Technologies, Inc. Class A	187	23,511
Westinghouse Air Brake Technologies Corp.	1,024	83,302
Xylem, Inc.	729	63,685
		3,316,011
MARINE — 0.0% (e)
Kirby Corp. (a)	564	34,274
Matson, Inc.	363	22,332
		56,606
MEDIA — 1.4%
AMC Networks, Inc. Class A (a)	1,004	20,381
Cable One, Inc.	23	19,620
Charter Communications, Inc. Class A (a)	1,498	454,418
Comcast Corp. Class A	43,133	1,265,091
DISH Network Corp. Class A (a)	6,405	88,581
EW Scripps Co. Class A (a)	1,639	18,472
Fox Corp. Class A	3,449	105,815
Fox Corp. Class B	1,596	45,486

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Gannett Co., Inc. (a)	4,561	$6,978
Interpublic Group of Cos., Inc.	3,770	96,512
John Wiley & Sons, Inc. Class A	541	20,320
New York Times Co. Class A	356	10,235
News Corp. Class A	3,724	56,270
News Corp. Class B	1,222	18,843
Omnicom Group, Inc.	1,987	125,360
Paramount Global Class B (c)	13,218	251,671
Scholastic Corp.	384	11,812
TEGNA, Inc.	2,107	43,573
Thryv Holdings, Inc. (a)	792	18,081
		2,677,519
METALS & MINING — 0.7%
Alcoa Corp.	723	24,336
Arconic Corp. (a)	1,389	23,669
ATI, Inc. (a)	1,163	30,947
Carpenter Technology Corp.	537	16,722
Century Aluminum Co. (a)	510	2,693
Cleveland-Cliffs, Inc. (a)	3,147	42,390
Commercial Metals Co.	1,723	61,132
Compass Minerals International, Inc.	373	14,372
Freeport-McMoRan, Inc.	4,935	134,874
Haynes International, Inc.	186	6,532
Kaiser Aluminum Corp.	184	11,288
Materion Corp.	187	14,960
Newmont Corp.	4,229	177,745
Nucor Corp.	2,578	275,820
Olympic Steel, Inc.	373	8,508
Reliance Steel & Aluminum Co.	694	121,041
Royal Gold, Inc.	259	24,299
Steel Dynamics, Inc.	1,936	137,359
SunCoke Energy, Inc.	2,121	12,323
TimkenSteel Corp. (a)	542	8,125
United States Steel Corp. (c)	6,689	121,205
Warrior Met Coal, Inc.	714	20,306
Worthington Industries, Inc.	791	30,169
		1,320,815
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	3,602	29,897
ARMOUR Residential REIT, Inc. (c)	1,815	8,839
Ellington Financial, Inc. REIT (c)	728	8,277
Franklin BSP Realty Trust, Inc. REIT	870	9,370
Granite Point Mortgage Trust, Inc. REIT	832	5,358
Invesco Mortgage Capital, Inc. REIT (c)	884	9,812
KKR Real Estate Finance Trust, Inc. REIT (c)	1,172	19,045
New York Mortgage Trust, Inc. REIT	9,779	22,883
PennyMac Mortgage Investment Trust REIT (c)	2,425	28,567
Security Description	Shares	Value
Ready Capital Corp. REIT	880	$8,923
Redwood Trust, Inc. REIT	3,127	17,949
Two Harbors Investment Corp. REIT	8,817	29,272
		198,192
MULTI-UTILITIES — 1.1%
Ameren Corp.	1,689	136,049
Avista Corp.	696	25,787
Black Hills Corp.	542	36,710
CenterPoint Energy, Inc.	4,130	116,383
CMS Energy Corp.	1,911	111,297
Consolidated Edison, Inc.	3,358	287,982
Dominion Energy, Inc.	6,460	446,451
DTE Energy Co.	1,875	215,719
NiSource, Inc.	2,989	75,293
NorthWestern Corp.	652	32,130
Public Service Enterprise Group, Inc.	3,829	215,305
Sempra Energy	2,099	314,724
Unitil Corp.	230	10,683
WEC Energy Group, Inc.	2,082	186,193
		2,210,706
MULTILINE RETAIL — 0.6%
Big Lots, Inc. (c)	993	15,501
Dollar General Corp.	1,225	293,828
Dollar Tree, Inc. (a)	1,245	169,444
Kohl's Corp.	3,565	89,660
Macy's, Inc.	7,082	110,975
Nordstrom, Inc. (c)	3,050	51,026
Ollie's Bargain Outlet Holdings, Inc. (a)	543	28,019
Target Corp.	3,548	526,488
		1,284,941
OIL, GAS & CONSUMABLE FUELS — 7.2%
Antero Midstream Corp.	8,322	76,396
APA Corp.	2,397	81,953
Callon Petroleum Co. (a)	737	25,802
Chevron Corp.	13,975	2,007,788
Civitas Resources, Inc.	333	19,111
CNX Resources Corp. (a)	2,681	41,636
ConocoPhillips	7,218	738,690
CONSOL Energy, Inc.	411	26,436
Coterra Energy, Inc.	3,226	84,263
Devon Energy Corp.	2,657	159,765
Diamondback Energy, Inc.	1,190	143,347
Dorian LPG, Ltd.	814	11,046
DT Midstream, Inc. (a)	727	37,724
EOG Resources, Inc.	3,313	370,162
EQT Corp.	3,602	146,782
Equitrans Midstream Corp.	10,416	77,912
Exxon Mobil Corp.	46,425	4,053,367
Green Plains, Inc. (a)	521	15,145
Hess Corp.	925	100,816
HF Sinclair Corp.	3,833	206,369

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Kinder Morgan, Inc.	51,905	$863,699
Laredo Petroleum, Inc. (a)	382	24,009
Marathon Oil Corp.	5,432	122,655
Marathon Petroleum Corp.	13,053	1,296,555
Matador Resources Co.	721	35,271
Murphy Oil Corp.	1,928	67,808
Occidental Petroleum Corp.	5,001	307,311
ONEOK, Inc.	3,382	173,294
Par Pacific Holdings, Inc. (a)	1,359	22,301
PBF Energy, Inc. Class A (a)	2,725	95,811
PDC Energy, Inc.	737	42,591
Phillips 66	12,592	1,016,426
Pioneer Natural Resources Co.	967	209,385
Range Resources Corp.	1,153	29,125
Ranger Oil Corp. Class A	573	18,021
REX American Resources Corp. (a)	24	670
SM Energy Co.	802	30,163
Southwestern Energy Co. (a)	6,170	37,760
Talos Energy, Inc. (a)	1,708	28,438
Targa Resources Corp.	1,207	72,830
Valero Energy Corp.	10,315	1,102,158
Williams Cos., Inc.	9,242	264,598
World Fuel Services Corp.	1,814	42,520
		14,327,909
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	386	14,514
Louisiana-Pacific Corp.	1,005	51,446
Mercer International, Inc.	1,364	16,777
Sylvamo Corp.	899	30,476
		113,213
PERSONAL PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	484	9,975
Coty, Inc. Class A (a)	9,452	59,737
Edgewell Personal Care Co.	637	23,824
Estee Lauder Cos., Inc. Class A	782	168,834
Inter Parfums, Inc.	185	13,960
Medifast, Inc.	87	9,427
Nu Skin Enterprises, Inc. Class A	507	16,919
USANA Health Sciences, Inc. (a)	185	10,369
		313,045
PHARMACEUTICALS — 3.5%
Amphastar Pharmaceuticals, Inc. (a)	397	11,156
Bristol-Myers Squibb Co.	11,555	821,445
Catalent, Inc. (a)	542	39,219
Collegium Pharmaceutical, Inc. (a)	388	6,216
Corcept Therapeutics, Inc. (a)	823	21,102
Eli Lilly & Co.	1,683	544,198
Innoviva, Inc. (a)	835	9,694
Jazz Pharmaceuticals PLC (a)	346	46,118
Johnson & Johnson	12,291	2,007,858
Merck & Co., Inc.	14,320	1,233,238
Nektar Therapeutics (a)	643	2,057
Organon & Co.	3,347	78,320
Security Description	Shares	Value
Pacira BioSciences, Inc. (a)	183	$9,734
Perrigo Co. PLC	1,907	68,004
Pfizer, Inc.	37,661	1,648,045
Phibro Animal Health Corp. Class A	541	7,190
Prestige Consumer Healthcare, Inc. (a)	553	27,556
Supernus Pharmaceuticals, Inc. (a)	380	12,863
Viatris, Inc.	31,008	264,188
Zoetis, Inc.	496	73,552
		6,931,753
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	396	35,787
CACI International, Inc. Class A (a)	218	56,911
Equifax, Inc.	245	42,000
Exponent, Inc.	32	2,805
Forrester Research, Inc. (a)	8	288
FTI Consulting, Inc. (a)	196	32,479
Heidrick & Struggles International, Inc.	190	4,938
Insperity, Inc.	317	32,363
Jacobs Solutions, Inc.	699	75,835
KBR, Inc.	858	37,083
Kelly Services, Inc. Class A	1,010	13,726
Korn Ferry	370	17,371
Leidos Holdings, Inc.	1,062	92,893
ManpowerGroup, Inc.	1,389	89,854
Nielsen Holdings PLC	3,051	84,574
Resources Connection, Inc.	388	7,011
Robert Half International, Inc.	517	39,550
Science Applications International Corp.	541	47,841
TrueBlue, Inc. (a)	469	8,949
Verisk Analytics, Inc.	222	37,858
		760,116
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	2,995	24,289
CBRE Group, Inc. Class A (a)	2,203	148,725
Douglas Elliman, Inc.	902	3,698
Jones Lang LaSalle, Inc. (a)	484	73,118
Marcus & Millichap, Inc.	375	12,292
RE/MAX Holdings, Inc. Class A	370	6,997
St. Joe Co.	197	6,310
		275,429
ROAD & RAIL — 0.7%
ArcBest Corp.	401	29,165
Avis Budget Group, Inc. (a)	282	41,866
CSX Corp.	8,880	236,563
Heartland Express, Inc.	1,448	20,721
JB Hunt Transport Services, Inc.	441	68,981
Knight-Swift Transportation Holdings, Inc.	1,788	87,487
Landstar System, Inc.	245	35,371
Marten Transport, Ltd.	1,005	19,256
Norfolk Southern Corp.	1,099	230,405

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Old Dominion Freight Line, Inc.	221	$54,978
Ryder System, Inc.	1,336	100,855
Saia, Inc. (a)	131	24,890
Union Pacific Corp.	2,133	415,551
Werner Enterprises, Inc.	828	31,133
XPO Logistics, Inc. (a)	1,553	69,139
		1,466,361
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Micro Devices, Inc. (a)	1,848	117,089
Amkor Technology, Inc.	3,034	51,730
Analog Devices, Inc.	1,327	184,904
Applied Materials, Inc.	2,546	208,594
Axcelis Technologies, Inc. (a)	217	13,142
Broadcom, Inc.	1,385	614,954
CEVA, Inc. (a)	186	4,879
Cirrus Logic, Inc. (a)	370	25,456
Cohu, Inc. (a)	140	3,609
Diodes, Inc. (a)	197	12,787
Enphase Energy, Inc. (a)	147	40,788
First Solar, Inc. (a)	709	93,779
FormFactor, Inc. (a)	367	9,193
Ichor Holdings, Ltd. (a)	151	3,656
Intel Corp.	55,402	1,427,710
KLA Corp.	381	115,302
Kulicke & Soffa Industries, Inc.	191	7,359
Lam Research Corp.	469	171,654
Lattice Semiconductor Corp. (a)	211	10,383
MaxLinear, Inc. (a)	379	12,363
Microchip Technology, Inc.	1,329	81,109
Micron Technology, Inc.	8,511	426,401
MKS Instruments, Inc.	291	24,048
Monolithic Power Systems, Inc.	43	15,626
NVIDIA Corp.	1,937	235,132
NXP Semiconductors NV	886	130,694
Onto Innovation, Inc. (a)	179	11,465
Photronics, Inc. (a)	1,026	15,000
Power Integrations, Inc.	113	7,268
Qorvo, Inc. (a)	696	55,269
QUALCOMM, Inc.	4,590	518,578
Rambus, Inc. (a)	378	9,609
Semtech Corp. (a)	193	5,676
Silicon Laboratories, Inc. (a)	257	31,724
Skyworks Solutions, Inc.	852	72,650
SMART Global Holdings, Inc. (a)	765	12,141
SolarEdge Technologies, Inc. (a)	70	16,202
SunPower Corp. (a) (c)	695	16,013
Synaptics, Inc. (a)	144	14,258
Teradyne, Inc.	385	28,933
Texas Instruments, Inc.	3,761	582,128
Ultra Clean Holdings, Inc. (a)	197	5,073
Universal Display Corp.	6	566
Veeco Instruments, Inc. (a)	198	3,627
Wolfspeed, Inc. (a)	180	18,605
		5,467,126
Security Description	Shares	Value
SOFTWARE — 2.6%
ACI Worldwide, Inc. (a)	637	$13,313
Adobe, Inc. (a)	996	274,099
Agilysys, Inc. (a)	27	1,494
Alarm.com Holdings, Inc. (a)	146	9,470
ANSYS, Inc. (a)	219	48,552
Aspen Technology, Inc. (a)	67	15,959
Autodesk, Inc. (a)	350	65,380
Blackbaud, Inc. (a)	184	8,107
Cadence Design Systems, Inc. (a)	572	93,482
Cerence, Inc. (a)	339	5,339
Ceridian HCM Holding, Inc. (a)	196	10,953
Citrix Systems, Inc. (a)	505	52,520
CommVault Systems, Inc. (a)	187	9,919
Consensus Cloud Solutions, Inc. (a)	54	2,554
Ebix, Inc.	346	6,564
Envestnet, Inc. (a)	189	8,392
Fair Isaac Corp. (a)	83	34,197
Fortinet, Inc. (a)	765	37,584
InterDigital, Inc.	195	7,882
Intuit, Inc.	229	88,696
LivePerson, Inc. (a)	184	1,733
LiveRamp Holdings, Inc. (a)	379	6,883
Manhattan Associates, Inc. (a)	130	17,294
Microsoft Corp.	11,430	2,662,047
NCR Corp. (a)	1,224	23,268
NortonLifeLock, Inc.	3,078	61,991
OneSpan, Inc. (a)	179	1,541
Oracle Corp.	11,787	719,832
Paycom Software, Inc. (a)	70	23,099
Paylocity Holding Corp. (a)	54	13,045
Progress Software Corp.	183	7,787
PTC, Inc. (a)	324	33,890
Qualys, Inc. (a)	117	16,309
Roper Technologies, Inc.	256	92,068
Salesforce, Inc. (a)	2,542	365,641
ServiceNow, Inc. (a)	245	92,514
SPS Commerce, Inc. (a)	122	15,156
Synopsys, Inc. (a)	323	98,680
Teradata Corp. (a)	546	16,959
Tyler Technologies, Inc. (a)	89	30,928
Xperi Holding Corp.	855	12,090
		5,107,211
SPECIALTY RETAIL — 2.6%
Aaron's Co., Inc.	987	9,594
Abercrombie & Fitch Co. Class A (a)	1,457	22,656
Academy Sports & Outdoors, Inc.	2,259	95,285
Advance Auto Parts, Inc.	399	62,380
American Eagle Outfitters, Inc. (c)	3,941	38,346
America's Car-Mart, Inc. (a)	155	9,458
Asbury Automotive Group, Inc. (a)	588	88,847
AutoNation, Inc. (a)	1,009	102,787
AutoZone, Inc. (a)	82	175,638
Bath & Body Works, Inc.	1,963	63,994

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Bed Bath & Beyond, Inc. (a) (c)	2,466	$15,018
Best Buy Co., Inc.	5,236	331,648
Boot Barn Holdings, Inc. (a)	143	8,360
Buckle, Inc.	769	24,346
Caleres, Inc.	1,046	25,334
CarMax, Inc. (a)	1,538	101,539
Cato Corp. Class A	541	5,161
Chico's FAS, Inc. (a)	3,856	18,663
Children's Place, Inc. (a)	198	6,116
Conn's, Inc. (a)	824	5,834
Designer Brands, Inc. Class A	1,473	22,552
Dick's Sporting Goods, Inc. (c)	1,492	156,123
Five Below, Inc. (a)	184	25,331
Foot Locker, Inc.	2,249	70,011
GameStop Corp. Class A (a)	620	15,581
Gap, Inc. (c)	5,793	47,560
Genesco, Inc. (a)	401	15,767
Group 1 Automotive, Inc.	427	61,005
Guess?, Inc.	1,183	17,355
Haverty Furniture Cos., Inc. (c)	193	4,806
Hibbett, Inc.	206	10,261
Home Depot, Inc.	4,812	1,327,823
Lithia Motors, Inc.	383	82,173
LL Flooring Holdings, Inc. (a)	308	2,134
Lowe's Cos., Inc.	3,458	649,447
MarineMax, Inc. (a)	370	11,022
Monro, Inc.	187	8,127
Murphy USA, Inc.	582	159,998
ODP Corp. (a)	1,180	41,477
O'Reilly Automotive, Inc. (a)	262	184,278
Rent-A-Center, Inc.	1,549	27,123
RH (a) (c)	107	26,329
Ross Stores, Inc.	1,628	137,191
Sally Beauty Holdings, Inc. (a)	2,826	35,608
Shoe Carnival, Inc.	290	6,218
Signet Jewelers, Ltd.	1,340	76,635
Sleep Number Corp. (a) (c)	573	19,373
Sonic Automotive, Inc. Class A	619	26,803
TJX Cos., Inc.	5,463	339,361
Tractor Supply Co.	401	74,538
Ulta Beauty, Inc. (a)	209	83,849
Urban Outfitters, Inc. (a)	1,676	32,933
Victoria's Secret & Co. (a)	727	21,170
Williams-Sonoma, Inc.	561	66,114
Zumiez, Inc. (a)	322	6,933
		5,104,013
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.4%
3D Systems Corp. (a)	206	1,644
Apple, Inc.	27,049	3,738,172
Corsair Gaming, Inc. (a)	580	6,583
Diebold Nixdorf, Inc. (a)	1,179	2,877
Hewlett Packard Enterprise Co.	33,997	407,284
HP, Inc.	12,278	305,968
NetApp, Inc.	1,182	73,106
Seagate Technology Holdings PLC	1,986	105,715
Security Description	Shares	Value
Western Digital Corp. (a)	4,133	$134,529
Xerox Holdings Corp.	3,152	41,228
		4,817,106
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings, Ltd. (a)	1,170	44,975
Carter's, Inc.	366	23,984
Columbia Sportswear Co.	455	30,622
Crocs, Inc. (a)	385	26,434
Deckers Outdoor Corp. (a)	154	48,142
G-III Apparel Group, Ltd. (a)	1,371	20,496
Hanesbrands, Inc. (c)	4,615	32,120
Kontoor Brands, Inc.	480	16,133
Movado Group, Inc.	190	5,354
NIKE, Inc. Class B	2,674	222,263
Oxford Industries, Inc.	185	16,609
PVH Corp.	1,791	80,237
Ralph Lauren Corp. (c)	553	46,966
Skechers U.S.A., Inc. Class A (a)	1,484	47,073
Steven Madden, Ltd.	384	10,241
Tapestry, Inc.	2,003	56,945
Under Armour, Inc. Class A (a)	708	4,708
Under Armour, Inc. Class C (a)	1,009	6,014
Unifi, Inc. (a)	190	1,807
VF Corp.	2,446	73,160
Wolverine World Wide, Inc.	557	8,572
		822,855
THRIFTS & MORTGAGE FINANCE — 0.3%
Axos Financial, Inc. (a)	553	18,929
Capitol Federal Financial, Inc.	1,218	10,109
Essent Group, Ltd.	1,470	51,259
Flagstar Bancorp, Inc.	542	18,103
MGIC Investment Corp.	8,215	105,316
Mr Cooper Group, Inc. (a)	1,876	75,978
New York Community Bancorp, Inc. (c)	11,921	101,686
NMI Holdings, Inc. Class A (a)	1,270	25,870
Northfield Bancorp, Inc.	637	9,116
Northwest Bancshares, Inc.	1,182	15,969
Provident Financial Services, Inc.	1,030	20,085
TrustCo Bank Corp.	396	12,442
Walker & Dunlop, Inc.	191	15,993
WSFS Financial Corp.	546	25,367
		506,222
TOBACCO — 0.8%
Altria Group, Inc.	13,850	559,263
Philip Morris International, Inc.	12,031	998,693
Universal Corp.	697	32,090
Vector Group, Ltd.	3,352	29,531
		1,619,577
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	242	24,873
Boise Cascade Co.	1,027	61,066
DXP Enterprises, Inc. (a)	373	8,833

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Fastenal Co.	1,448	$66,666
GATX Corp.	262	22,309
GMS, Inc. (a)	534	21,365
MSC Industrial Direct Co., Inc. Class A	554	40,337
NOW, Inc. (a)	1,787	17,959
United Rentals, Inc. (a)	477	128,847
Univar Solutions, Inc. (a)	1,864	42,387
Veritiv Corp. (a)	371	36,273
W.W. Grainger, Inc.	228	111,535
Watsco, Inc.	188	48,403
		630,853
WATER UTILITIES — 0.1%
American States Water Co.	183	14,265
American Water Works Co., Inc.	709	92,284
California Water Service Group	187	9,853
Essential Utilities, Inc.	1,243	51,435
		167,837
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Shenandoah Telecommunications Co.	1,287	21,905
Telephone & Data Systems, Inc.	2,854	39,670
T-Mobile US, Inc. (a)	8,123	1,089,863
		1,151,438
TOTAL COMMON STOCKS (Cost $235,640,387)		197,464,703
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (c)	62	1,125
TOTAL WARRANTS (Cost $0)		1,125
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (f) (g)	178,218	$178,253
State Street Navigator Securities Lending Portfolio II (d) (h)	806,256	806,256
TOTAL SHORT-TERM INVESTMENTS (Cost $984,505)		984,509
TOTAL INVESTMENTS — 100.4% (Cost $236,624,892)		198,450,337
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(710,961)
NET ASSETS — 100.0%		$197,739,376
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at September 30, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$197,412,183	$52,520	$—	$197,464,703
Warrants	1,125	—	—	1,125
Short-Term Investments	984,509	—	—	984,509
TOTAL INVESTMENTS	$198,397,817	$52,520	$—	$198,450,337
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Corp.	3,390	$208,994	$12,535	$5,363	$(1,963)	$(1,368)	3,500	$212,835	$2,136
State Street Institutional Liquid Reserves Fund, Premier Class	127,381	127,368	2,076,402	2,025,558	35	6	178,218	178,253	1,111
State Street Navigator Securities Lending Portfolio II	762,292	762,292	2,376,335	2,332,371	—	—	806,256	806,256	1,459
Total		$1,098,654	$4,465,272	$4,363,292	$(1,928)	$(1,362)		$1,197,344	$4,706
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.9%
Axon Enterprise, Inc. (a)	94,819	$10,975,299
AIR FREIGHT & LOGISTICS — 0.5%
GXO Logistics, Inc. (a)	166,537	5,838,787
AUTO COMPONENTS — 0.7%
Fox Factory Holding Corp. (a)	59,319	4,690,946
Gentex Corp.	174,977	4,171,452
		8,862,398
BANKS — 6.4%
Bank of Hawaii Corp.	23,951	1,823,150
Bank OZK	73,365	2,902,319
Cathay General Bancorp	40,615	1,562,053
Commerce Bancshares, Inc.	76,601	5,067,922
Cullen/Frost Bankers, Inc.	50,398	6,663,624
East West Bancorp, Inc.	197,913	13,287,879
First Financial Bankshares, Inc.	182,183	7,620,715
Glacier Bancorp, Inc.	154,804	7,605,520
Hancock Whitney Corp.	54,212	2,483,452
Home BancShares, Inc.	99,124	2,231,281
PacWest Bancorp	165,912	3,749,611
Pinnacle Financial Partners, Inc.	107,310	8,702,841
Synovus Financial Corp.	81,688	3,064,117
UMB Financial Corp.	61,018	5,143,207
Umpqua Holdings Corp.	112,731	1,926,573
Webster Financial Corp.	101,253	4,576,636
Wintrust Financial Corp.	42,616	3,475,335
		81,886,235
BEVERAGES — 0.8%
Boston Beer Co., Inc. Class A (a) (b)	8,054	2,606,677
Celsius Holdings, Inc. (a) (b)	56,321	5,107,188
Coca-Cola Consolidated, Inc.	6,420	2,643,307
		10,357,172
BIOTECHNOLOGY — 2.9%
Arrowhead Pharmaceuticals, Inc. (a)	148,609	4,911,527
Exelixis, Inc. (a)	240,174	3,765,928
Halozyme Therapeutics, Inc. (a) (b)	193,455	7,649,211
Neurocrine Biosciences, Inc. (a)	134,347	14,268,995
United Therapeutics Corp. (a)	30,665	6,420,638
		37,016,299
BUILDING PRODUCTS — 3.9%
Builders FirstSource, Inc. (a)	219,146	12,912,082
Carlisle Cos., Inc.	72,642	20,369,543
Lennox International, Inc.	26,297	5,855,553
Simpson Manufacturing Co., Inc.	60,596	4,750,727
Trex Co., Inc. (a)	154,882	6,805,515
		50,693,420
Security Description	Shares	Value
CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	53,635	$5,999,075
Evercore, Inc. Class A	50,564	4,158,889
Federated Hermes, Inc.	56,261	1,863,364
Interactive Brokers Group, Inc. Class A	89,530	5,721,862
Janus Henderson Group PLC	86,222	1,751,169
Jefferies Financial Group, Inc.	261,189	7,705,075
SEI Investments Co.	85,311	4,184,505
Stifel Financial Corp.	149,100	7,739,781
		39,123,720
CHEMICALS — 2.7%
Ashland, Inc.	30,304	2,877,971
Avient Corp.	120,004	3,636,121
Ingevity Corp. (a)	27,323	1,656,593
Olin Corp.	189,581	8,129,233
RPM International, Inc.	92,402	7,698,011
Scotts Miracle-Gro Co. (b)	56,836	2,429,739
Sensient Technologies Corp.	33,650	2,333,291
Valvoline, Inc.	248,541	6,298,029
		35,058,988
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Clean Harbors, Inc. (a)	41,717	4,588,036
IAA, Inc. (a)	101,651	3,237,584
MSA Safety, Inc.	26,365	2,881,167
Tetra Tech, Inc.	74,905	9,627,540
		20,334,327
COMMUNICATIONS EQUIPMENT — 1.0%
Calix, Inc. (a)	78,577	4,804,198
Ciena Corp. (a)	132,429	5,354,104
Lumentum Holdings, Inc. (a) (b)	43,651	2,993,149
		13,151,451
CONSTRUCTION & ENGINEERING — 1.0%
Dycom Industries, Inc. (a)	16,188	1,546,440
MasTec, Inc. (a)	40,950	2,600,325
Valmont Industries, Inc.	29,980	8,053,227
		12,199,992
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	52,896	5,669,393
CONSUMER FINANCE — 0.6%
Navient Corp.	156,482	2,298,720
SLM Corp.	353,036	4,938,974
		7,237,694
CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	42,190	4,009,316
DIVERSIFIED CONSUMER SERVICES — 1.3%
H&R Block, Inc.	103,441	4,400,380
Service Corp. International	221,456	12,786,870
		17,187,250

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Frontier Communications Parent, Inc. (a)	103,300	$2,420,319
Iridium Communications, Inc. (a)	94,536	4,194,562
		6,614,881
ELECTRIC UTILITIES — 0.3%
OGE Energy Corp.	104,071	3,794,429
ELECTRICAL EQUIPMENT — 2.2%
Acuity Brands, Inc.	45,938	7,233,857
Hubbell, Inc.	40,739	9,084,797
nVent Electric PLC	137,957	4,360,821
Regal Rexnord Corp.	39,219	5,504,779
Vicor Corp. (a)	30,426	1,799,393
		27,983,647
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Cognex Corp.	153,402	6,358,513
Coherent Corp. (a) (b)	87,634	3,054,045
Jabil, Inc.	85,003	4,905,523
Littelfuse, Inc.	21,579	4,287,532
National Instruments Corp.	98,026	3,699,501
Novanta, Inc. (a) (b)	32,546	3,763,945
		26,069,059
ENERGY EQUIPMENT & SERVICES — 0.2%
ChampionX Corp. (b)	133,941	2,621,225
ENTERTAINMENT — 0.2%
World Wrestling Entertainment, Inc. Class A	37,754	2,649,198
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.4%
Apartment Income REIT Corp.	101,787	3,931,014
Brixmor Property Group, Inc. REIT	231,454	4,274,955
Douglas Emmett, Inc. REIT	114,728	2,057,073
EastGroup Properties, Inc. REIT	61,141	8,825,092
First Industrial Realty Trust, Inc. REIT	127,981	5,734,829
Healthcare Realty Trust, Inc. REIT	261,812	5,458,780
Independence Realty Trust, Inc. REIT	311,506	5,211,495
Lamar Advertising Co. Class A REIT	80,700	6,656,943
Life Storage, Inc. REIT	118,467	13,121,405
National Retail Properties, Inc. REIT	111,964	4,462,885
National Storage Affiliates Trust REIT	120,282	5,001,325
PotlatchDeltic Corp. REIT	49,817	2,044,490
Rayonier, Inc. REIT	123,379	3,697,669
Rexford Industrial Realty, Inc. REIT	240,219	12,491,388
		82,969,343
Security Description	Shares	Value
FOOD PRODUCTS — 1.3%
Darling Ingredients, Inc. (a)	225,190	$14,896,319
Lancaster Colony Corp.	13,455	2,022,017
		16,918,336
GAS UTILITIES — 0.3%
National Fuel Gas Co.	66,810	4,112,156
HEALTH CARE EQUIPMENT & SUPPLIES — 5.6%
Enovis Corp. (a)	27,286	1,257,066
Globus Medical, Inc. Class A (a)	64,933	3,868,059
ICU Medical, Inc. (a) (b)	13,286	2,000,872
Inari Medical, Inc. (a) (b)	67,497	4,902,982
Integra LifeSciences Holdings Corp. (a)	51,696	2,189,843
LivaNova PLC (a)	45,127	2,291,098
Masimo Corp. (a) (b)	67,914	9,586,740
Neogen Corp. (a)	176,029	2,459,125
Omnicell, Inc. (a)	62,184	5,411,873
Penumbra, Inc. (a) (b)	53,156	10,078,378
QuidelOrtho Corp. (a)	76,207	5,447,276
Shockwave Medical, Inc. (a)	50,464	14,032,524
STAAR Surgical Co. (a)	67,483	4,760,926
Tandem Diabetes Care, Inc. (a)	90,357	4,323,582
		72,610,344
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Chemed Corp.	11,944	5,214,273
HealthEquity, Inc. (a)	79,412	5,334,104
Option Care Health, Inc. (a)	217,107	6,832,357
Progyny, Inc. (a)	65,471	2,426,355
R1 RCM, Inc. (a)	110,489	2,047,361
Tenet Healthcare Corp. (a)	151,537	7,816,279
		29,670,729
HOTELS, RESTAURANTS & LEISURE — 3.6%
Boyd Gaming Corp.	114,366	5,449,540
Choice Hotels International, Inc.	27,733	3,037,318
Churchill Downs, Inc.	46,572	8,576,234
Light & Wonder, Inc. Class A (a)	132,442	5,679,113
Marriott Vacations Worldwide Corp.	24,965	3,042,235
Papa John's International, Inc. (b)	45,336	3,173,973
Texas Roadhouse, Inc.	56,298	4,912,564
Wendy's Co.	119,522	2,233,866
Wingstop, Inc.	42,022	5,270,399
Wyndham Hotels & Resorts, Inc.	82,482	5,060,271
		46,435,513
HOUSEHOLD DURABLES — 1.3%
Helen of Troy, Ltd. (a)	33,622	3,242,506
Tempur Sealy International, Inc.	241,861	5,838,524
TopBuild Corp. (a)	45,488	7,495,513
		16,576,543

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Ormat Technologies, Inc. (b)	22,008	$1,897,090
INSURANCE — 1.9%
American Financial Group, Inc.	46,140	5,671,990
First American Financial Corp.	67,296	3,102,346
Kinsale Capital Group, Inc.	30,234	7,722,368
Primerica, Inc.	32,646	4,030,149
RLI Corp.	33,774	3,457,782
		23,984,635
INTERACTIVE MEDIA & SERVICES — 0.5%
TripAdvisor, Inc. (a)	59,256	1,308,372
Ziff Davis, Inc. (a) (b)	66,312	4,541,046
		5,849,418
IT SERVICES — 2.5%
Concentrix Corp.	59,960	6,693,335
Euronet Worldwide, Inc. (a)	22,627	1,714,222
ExlService Holdings, Inc. (a)	46,400	6,837,504
Genpact, Ltd.	156,432	6,847,029
MAXIMUS, Inc.	84,989	4,918,313
Sabre Corp. (a) (b)	222,355	1,145,128
WEX, Inc. (a)	26,684	3,387,267
		31,542,798
LEISURE EQUIPMENT & PRODUCTS — 1.8%
Brunswick Corp.	104,446	6,835,991
Mattel, Inc. (a)	496,046	9,395,111
Polaris, Inc. (b)	33,797	3,232,683
YETI Holdings, Inc. (a)	120,979	3,450,321
		22,914,106
LIFE SCIENCES TOOLS & SERVICES — 3.0%
Azenta, Inc. (b)	105,349	4,515,258
Bruker Corp.	141,443	7,504,966
Medpace Holdings, Inc. (a) (b)	35,262	5,542,129
Repligen Corp. (a)	72,437	13,553,687
Sotera Health Co. (a)	106,812	728,458
Syneos Health, Inc. (a)	144,170	6,797,615
		38,642,113
MACHINERY — 4.6%
Chart Industries, Inc. (a) (b)	50,337	9,279,626
Crane Holdings Co.	32,791	2,870,524
Donaldson Co., Inc.	88,513	4,338,022
Esab Corp.	26,541	885,408
Graco, Inc.	142,537	8,545,093
ITT, Inc.	64,999	4,247,035
Lincoln Electric Holdings, Inc.	47,145	5,927,069
Middleby Corp. (a)	48,463	6,211,503
Toro Co.	146,856	12,700,107
Watts Water Technologies, Inc. Class A	38,302	4,815,710
		59,820,097
MEDIA — 0.9%
Cable One, Inc.	3,974	3,390,021
Security Description	Shares	Value
John Wiley & Sons, Inc. Class A	30,159	$1,132,772
New York Times Co. Class A	134,821	3,876,104
TEGNA, Inc.	138,145	2,856,838
		11,255,735
METALS & MINING — 3.0%
Alcoa Corp.	101,096	3,402,891
Cleveland-Cliffs, Inc. (a) (b)	726,443	9,785,187
MP Materials Corp. (a) (b)	129,601	3,538,107
Royal Gold, Inc.	55,347	5,192,656
Steel Dynamics, Inc.	243,644	17,286,542
		39,205,383
OIL, GAS & CONSUMABLE FUELS — 4.9%
Antero Midstream Corp. (b)	470,350	4,317,813
CNX Resources Corp. (a)	125,928	1,955,662
DT Midstream, Inc. (a)	57,055	2,960,584
Matador Resources Co.	157,578	7,708,716
Murphy Oil Corp.	205,227	7,217,833
PDC Energy, Inc.	135,248	7,815,982
Range Resources Corp.	240,084	6,064,522
Southwestern Energy Co. (a)	1,001,511	6,129,247
Targa Resources Corp.	318,158	19,197,654
		63,368,013
PAPER & FOREST PRODUCTS — 0.4%
Louisiana-Pacific Corp.	103,739	5,310,399
PROFESSIONAL SERVICES — 1.9%
ASGN, Inc. (a)	70,500	6,371,085
FTI Consulting, Inc. (a)	48,554	8,045,884
Insperity, Inc.	50,402	5,145,540
KBR, Inc.	127,373	5,505,061
		25,067,570
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	32,956	4,978,663
ROAD & RAIL — 1.4%
Avis Budget Group, Inc. (a)	40,470	6,008,176
Landstar System, Inc.	33,281	4,804,778
Saia, Inc. (a)	37,084	7,045,960
		17,858,914
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
Amkor Technology, Inc.	58,136	991,219
Cirrus Logic, Inc. (a)	38,008	2,614,950
First Solar, Inc. (a)	82,125	10,862,674
Lattice Semiconductor Corp. (a)	192,848	9,490,050
MACOM Technology Solutions Holdings, Inc. (a)	56,376	2,919,713
MKS Instruments, Inc.	44,161	3,649,465
Power Integrations, Inc.	80,293	5,164,446
Semtech Corp. (a)	58,816	1,729,779
Silicon Laboratories, Inc. (a)	48,092	5,936,476
SiTime Corp. (a)	21,996	1,731,745
SunPower Corp. (a) (b)	117,996	2,718,628
Synaptics, Inc. (a)	55,599	5,504,857

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Universal Display Corp.	61,011	$5,756,388
Wolfspeed, Inc. (a) (b)	95,501	9,870,983
		68,941,373
SOFTWARE — 5.6%
ACI Worldwide, Inc. (a)	75,286	1,573,477
Aspen Technology, Inc. (a) (b)	40,599	9,670,682
Blackbaud, Inc. (a)	40,943	1,803,949
CommVault Systems, Inc. (a)	40,968	2,172,943
Dynatrace, Inc. (a)	282,499	9,833,790
Envestnet, Inc. (a)	41,483	1,841,845
Fair Isaac Corp. (a)	20,561	8,471,338
Manhattan Associates, Inc. (a)	88,064	11,715,154
Paylocity Holding Corp. (a)	57,488	13,887,951
Qualys, Inc. (a)	49,050	6,837,079
Teradata Corp. (a)	144,377	4,484,350
		72,292,558
SPECIALTY RETAIL — 3.9%
AutoNation, Inc. (a) (b)	25,700	2,618,059
Dick's Sporting Goods, Inc. (b)	79,891	8,359,794
Five Below, Inc. (a) (b)	77,965	10,733,441
GameStop Corp. Class A (a) (b)	352,153	8,849,605
RH (a) (b)	28,094	6,913,091
Victoria's Secret & Co. (a) (b)	57,539	1,675,536
Williams-Sonoma, Inc.	96,600	11,384,310
		50,533,836
TEXTILES, APPAREL & LUXURY GOODS — 2.2%
Capri Holdings, Ltd. (a)	118,204	4,543,762
Columbia Sportswear Co.	24,784	1,667,963
Crocs, Inc. (a)	86,572	5,944,033
Deckers Outdoor Corp. (a)	37,259	11,647,536
Skechers U.S.A., Inc. Class A (a)	88,997	2,822,985
Under Armour, Inc. Class A (a)	115,138	765,668
Under Armour, Inc. Class C (a)	120,490	718,120
		28,110,067
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Watsco, Inc. (b)	30,747	$7,916,123
WATER UTILITIES — 0.7%
Essential Utilities, Inc.	211,013	8,731,718
TOTAL COMMON STOCKS (Cost $1,643,734,567)		1,286,847,753
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	24,016	24,021
State Street Navigator Securities Lending Portfolio II (e) (f)	72,408,914	72,408,914
TOTAL SHORT-TERM INVESTMENTS (Cost $72,432,935)		72,432,935
TOTAL INVESTMENTS — 105.5% (Cost $1,716,167,502)		1,359,280,688
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(71,446,399)
NET ASSETS — 100.0%		$1,287,834,289
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,286,847,753	$—	$—	$1,286,847,753
Short-Term Investments	72,432,935	—	—	72,432,935
TOTAL INVESTMENTS	$1,359,280,688	$—	$—	$1,359,280,688
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,368,755	$1,368,618	$34,181,633	$35,527,899	$1,669	$—	24,016	$24,021	$9,261
State Street Navigator Securities Lending Portfolio II	20,113,455	20,113,455	284,753,272	232,457,813	—	—	72,408,914	72,408,914	408,531
Total		$21,482,073	$318,934,905	$267,985,712	$1,669	$—		$72,432,935	$417,792
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
Curtiss-Wright Corp.	56,603	$7,876,873
Hexcel Corp.	122,180	6,319,150
Mercury Systems, Inc. (a)	85,852	3,485,591
Woodward, Inc.	87,438	7,017,774
		24,699,388
AIRLINES — 0.2%
JetBlue Airways Corp. (a)	475,806	3,154,594
AUTO COMPONENTS — 2.0%
Adient PLC (a)	142,252	3,947,493
Dana, Inc.	184,685	2,110,949
Gentex Corp.	164,751	3,927,664
Goodyear Tire & Rubber Co. (a)	411,098	4,147,979
Lear Corp.	87,466	10,468,805
Visteon Corp. (a)	40,776	4,324,703
		28,927,593
AUTOMOBILES — 0.9%
Harley-Davidson, Inc.	193,355	6,744,223
Thor Industries, Inc.	79,190	5,541,716
		12,285,939
BANKS — 8.7%
Associated Banc-Corp.	225,279	4,523,602
Bank of Hawaii Corp.	35,370	2,692,364
Bank OZK	85,347	3,376,327
Cadence Bank	265,098	6,736,140
Cathay General Bancorp	69,045	2,655,471
Commerce Bancshares, Inc.	79,172	5,238,020
Cullen/Frost Bankers, Inc.	41,191	5,446,274
First Horizon Corp.	786,871	18,019,346
FNB Corp.	514,407	5,967,121
Fulton Financial Corp.	247,256	3,906,645
Hancock Whitney Corp.	70,981	3,251,640
Home BancShares, Inc.	176,969	3,983,572
International Bancshares Corp.	79,353	3,372,503
Old National Bancorp	425,590	7,009,467
Prosperity Bancshares, Inc.	134,441	8,964,526
Synovus Financial Corp.	129,657	4,863,434
Texas Capital Bancshares, Inc. (a)	72,407	4,274,185
Umpqua Holdings Corp.	202,565	3,461,836
United Bankshares, Inc.	195,580	6,991,985
Valley National Bancorp	610,632	6,594,826
Washington Federal, Inc.	96,912	2,905,422
Webster Financial Corp.	150,725	6,812,770
Wintrust Financial Corp.	44,635	3,639,984
		124,687,460
BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	5,628	1,821,502
BIOTECHNOLOGY — 0.8%
Exelixis, Inc. (a)	224,033	3,512,837
Security Description	Shares	Value
United Therapeutics Corp. (a)	35,017	$7,331,860
		10,844,697
BUILDING PRODUCTS — 1.1%
Lennox International, Inc.	19,660	4,377,692
Owens Corning	141,716	11,140,295
		15,517,987
CAPITAL MARKETS — 0.8%
Federated Hermes, Inc.	64,852	2,147,898
Interactive Brokers Group, Inc. Class A	57,116	3,650,284
Janus Henderson Group PLC	103,481	2,101,699
SEI Investments Co.	63,613	3,120,218
		11,020,099
CHEMICALS — 2.0%
Ashland, Inc.	41,252	3,917,703
Cabot Corp.	81,814	5,227,097
Chemours Co.	225,522	5,559,117
Ingevity Corp. (a)	23,732	1,438,871
NewMarket Corp.	10,090	3,035,375
RPM International, Inc.	93,162	7,761,326
Sensient Technologies Corp.	27,351	1,896,518
		28,836,007
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Brink's Co.	69,872	3,384,600
Clean Harbors, Inc. (a)	30,406	3,344,052
IAA, Inc. (a)	92,108	2,933,640
MillerKnoll, Inc.	114,014	1,778,618
MSA Safety, Inc.	26,759	2,924,223
Stericycle, Inc. (a)	133,926	5,639,624
		20,004,757
COMMUNICATIONS EQUIPMENT — 0.7%
Ciena Corp. (a)	80,203	3,242,607
Lumentum Holdings, Inc. (a)	56,443	3,870,297
Viasat, Inc. (a)	109,889	3,321,944
		10,434,848
CONSTRUCTION & ENGINEERING — 2.9%
AECOM	205,514	14,050,992
Dycom Industries, Inc. (a)	26,951	2,574,629
EMCOR Group, Inc.	72,748	8,400,939
Fluor Corp. (a)	210,486	5,238,997
MasTec, Inc. (a)	42,083	2,672,271
MDU Resources Group, Inc.	299,772	8,198,764
		41,136,592
CONSUMER FINANCE — 0.3%
FirstCash Holdings, Inc.	55,238	4,051,707
CONTAINERS & PACKAGING — 1.4%
AptarGroup, Inc.	51,229	4,868,292
Greif, Inc. Class A	39,648	2,361,831
Silgan Holdings, Inc.	121,821	5,121,355
Sonoco Products Co.	143,715	8,152,952
		20,504,430

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.9%
Graham Holdings Co. Class B	5,631	$3,029,366
Grand Canyon Education, Inc. (a)	46,340	3,811,465
H&R Block, Inc.	128,217	5,454,351
		12,295,182
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Voya Financial, Inc. (b)	144,273	8,728,517
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Frontier Communications Parent, Inc. (a)	217,900	5,105,397
Iridium Communications, Inc. (a)	89,581	3,974,709
		9,080,106
ELECTRIC UTILITIES — 2.5%
ALLETE, Inc.	84,696	4,239,035
Hawaiian Electric Industries, Inc.	159,071	5,513,401
IDACORP, Inc.	73,574	7,284,562
OGE Energy Corp.	183,357	6,685,196
PNM Resources, Inc.	124,639	5,699,741
Portland General Electric Co.	129,679	5,635,849
		35,057,784
ELECTRICAL EQUIPMENT — 2.2%
EnerSys	59,624	3,468,328
Hubbell, Inc.	36,396	8,116,308
nVent Electric PLC	102,570	3,242,238
Regal Rexnord Corp.	56,836	7,977,501
Sunrun, Inc. (a)	311,909	8,605,569
		31,409,944
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Arrow Electronics, Inc. (a)	94,540	8,715,643
Avnet, Inc.	137,451	4,964,730
Belden, Inc.	63,110	3,787,862
Cognex Corp.	96,180	3,986,661
Coherent Corp. (a) (b)	99,359	3,462,661
IPG Photonics Corp. (a)	48,063	4,054,114
Jabil, Inc.	111,960	6,461,212
Littelfuse, Inc.	13,962	2,774,110
National Instruments Corp.	91,766	3,463,249
Novanta, Inc. (a)	18,677	2,159,995
TD SYNNEX Corp.	61,190	4,968,016
Vishay Intertechnology, Inc.	197,136	3,507,049
Vontier Corp.	229,127	3,828,712
		56,134,014
ENERGY EQUIPMENT & SERVICES — 0.9%
ChampionX Corp.	162,265	3,175,526
Nov, Inc.	578,791	9,364,838
		12,540,364
Security Description	Shares	Value
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A	24,887	$1,746,321
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 9.0%
Apartment Income REIT Corp.	118,568	4,579,096
Brixmor Property Group, Inc. REIT	199,545	3,685,596
Corporate Office Properties Trust REIT	166,513	3,868,097
Cousins Properties, Inc. REIT	222,183	5,187,973
Douglas Emmett, Inc. REIT	141,198	2,531,680
EPR Properties REIT	111,261	3,989,819
First Industrial Realty Trust, Inc. REIT	61,654	2,762,716
Healthcare Realty Trust, Inc. REIT	281,955	5,878,762
Highwoods Properties, Inc. REIT	152,714	4,117,169
JBG SMITH Properties REIT	144,163	2,678,549
Kilroy Realty Corp. REIT	156,023	6,570,128
Kite Realty Group Trust REIT	318,277	5,480,730
Lamar Advertising Co. Class A REIT	44,386	3,661,401
Macerich Co. REIT	318,904	2,532,098
Medical Properties Trust, Inc. REIT	882,310	10,464,197
National Retail Properties, Inc. REIT	144,716	5,768,380
Omega Healthcare Investors, Inc. REIT	344,829	10,169,007
Park Hotels & Resorts, Inc. REIT	326,281	3,673,924
Pebblebrook Hotel Trust REIT (b)	194,728	2,825,503
Physicians Realty Trust REIT	334,774	5,035,001
PotlatchDeltic Corp. REIT	67,447	2,768,025
Rayonier, Inc. REIT	88,047	2,638,769
Sabra Health Care REIT, Inc.	343,224	4,503,099
SL Green Realty Corp. REIT (b)	96,204	3,863,553
Spirit Realty Capital, Inc. REIT	199,114	7,199,962
STORE Capital Corp. REIT	388,485	12,171,235
		128,604,469
FOOD & STAPLES RETAILING — 3.1%
BJ's Wholesale Club Holdings, Inc. (a)	198,970	14,487,006
Casey's General Stores, Inc.	54,821	11,102,349
Grocery Outlet Holding Corp. (a)	131,300	4,370,977
Performance Food Group Co. (a)	228,289	9,805,012
Sprouts Farmers Market, Inc. (a) (b)	155,899	4,326,197
		44,091,541
FOOD PRODUCTS — 1.7%
Flowers Foods, Inc.	280,487	6,925,224
Ingredion, Inc.	95,317	7,674,925

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Lancaster Colony Corp.	15,655	$2,352,633
Pilgrim's Pride Corp. (a)	65,421	1,505,992
Post Holdings, Inc. (a)	78,940	6,465,975
		24,924,749
GAS UTILITIES — 2.5%
National Fuel Gas Co.	65,047	4,003,643
New Jersey Resources Corp.	142,827	5,527,405
ONE Gas, Inc.	80,382	5,658,089
Southwest Gas Holdings, Inc.	89,568	6,247,368
Spire, Inc.	77,427	4,826,025
UGI Corp.	308,370	9,969,602
		36,232,132
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Enovis Corp. (a)	41,234	1,899,650
Envista Holdings Corp. (a)	241,567	7,925,813
Globus Medical, Inc. Class A (a)	44,515	2,651,759
Haemonetics Corp. (a)	75,617	5,597,927
ICU Medical, Inc. (a) (b)	15,925	2,398,305
Integra LifeSciences Holdings Corp. (a)	52,685	2,231,737
LivaNova PLC (a)	31,805	1,614,740
Neogen Corp. (a)	135,291	1,890,015
NuVasive, Inc. (a)	78,177	3,424,934
		29,634,880
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Acadia Healthcare Co., Inc. (a)	133,828	10,462,673
Amedisys, Inc. (a)	47,260	4,574,295
Chemed Corp.	9,519	4,155,615
Encompass Health Corp.	145,002	6,558,441
HealthEquity, Inc. (a)	41,284	2,773,046
LHC Group, Inc. (a)	45,237	7,403,487
Patterson Cos., Inc.	128,952	3,097,427
Progyny, Inc. (a)	40,441	1,498,744
R1 RCM, Inc. (a)	83,576	1,548,663
		42,072,391
HOTELS, RESTAURANTS & LEISURE — 1.9%
Choice Hotels International, Inc.	13,339	1,460,887
Cracker Barrel Old Country Store, Inc. (b)	33,009	3,055,973
Marriott Vacations Worldwide Corp.	31,428	3,829,816
Penn Entertainment, Inc. (a) (b)	231,870	6,378,744
Texas Roadhouse, Inc.	38,802	3,385,862
Travel + Leisure Co.	121,732	4,153,496
Wendy's Co.	127,577	2,384,414
Wyndham Hotels & Resorts, Inc.	45,802	2,809,953
		27,459,145
HOUSEHOLD DURABLES — 1.4%
KB Home	122,374	3,171,934
Leggett & Platt, Inc.	192,786	6,404,351
Taylor Morrison Home Corp. (a)	164,758	3,842,157
Security Description	Shares	Value
Toll Brothers, Inc.	155,363	$6,525,246
		19,943,688
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc. (b)	97,531	2,451,929
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Ormat Technologies, Inc. (b)	42,272	3,643,846
INSURANCE — 6.9%
Alleghany Corp. (a)	19,797	16,617,008
American Financial Group, Inc.	54,105	6,651,128
Brighthouse Financial, Inc. (a)	104,251	4,526,578
CNO Financial Group, Inc.	172,779	3,104,839
First American Financial Corp.	81,552	3,759,547
Hanover Insurance Group, Inc.	52,833	6,770,021
Kemper Corp.	93,353	3,851,745
Old Republic International Corp.	423,409	8,861,950
Primerica, Inc.	20,873	2,576,772
Reinsurance Group of America, Inc.	98,669	12,413,547
RenaissanceRe Holdings, Ltd.	64,433	9,045,749
RLI Corp.	23,856	2,442,377
Selective Insurance Group, Inc.	89,674	7,299,463
Unum Group	276,911	10,744,147
		98,664,871
INTERACTIVE MEDIA & SERVICES — 0.1%
TripAdvisor, Inc. (a)	85,272	1,882,806
IT SERVICES — 1.8%
Bread Financial Holdings, Inc.	74,124	2,331,200
Euronet Worldwide, Inc. (a)	45,086	3,415,715
Genpact, Ltd.	86,269	3,775,994
Kyndryl Holdings, Inc. (a)	298,340	2,467,272
Sabre Corp. (a) (b)	250,551	1,290,338
Western Union Co.	568,730	7,677,855
WEX, Inc. (a)	36,579	4,643,338
		25,601,712
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Polaris, Inc. (b)	47,605	4,553,418
Topgolf Callaway Brands Corp. (a) (b)	202,586	3,901,807
		8,455,225
LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Sotera Health Co. (a)	35,298	240,732
MACHINERY — 4.0%
AGCO Corp.	90,889	8,740,795
Crane Holdings Co.	36,091	3,159,406
Donaldson Co., Inc.	89,891	4,405,558
Esab Corp.	39,628	1,321,990
Flowserve Corp.	189,958	4,615,980
Graco, Inc.	98,183	5,886,071
ITT, Inc.	52,733	3,445,574
Kennametal, Inc.	122,536	2,521,791
Lincoln Electric Holdings, Inc.	36,390	4,574,951

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Middleby Corp. (a)	29,123	$3,732,695
Oshkosh Corp.	95,046	6,680,783
Terex Corp.	99,380	2,955,561
Timken Co.	97,073	5,731,190
		57,772,345
MARINE — 0.4%
Kirby Corp. (a)	86,976	5,285,532
MEDIA — 0.7%
Cable One, Inc.	3,029	2,583,888
John Wiley & Sons, Inc. Class A	31,954	1,200,192
New York Times Co. Class A	104,308	2,998,855
TEGNA, Inc.	183,529	3,795,380
		10,578,315
METALS & MINING — 2.7%
Alcoa Corp.	156,853	5,279,672
Commercial Metals Co.	175,067	6,211,377
Reliance Steel & Aluminum Co.	88,744	15,477,841
Royal Gold, Inc.	38,838	3,643,781
United States Steel Corp. (b)	344,736	6,246,616
Worthington Industries, Inc.	43,624	1,663,820
		38,523,107
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
Annaly Capital Management, Inc. REIT	630,170	10,813,717
MULTI-UTILITIES — 0.7%
Black Hills Corp.	96,377	6,527,614
NorthWestern Corp. (b)	83,094	4,094,873
		10,622,487
MULTILINE RETAIL — 1.3%
Kohl's Corp.	191,239	4,809,661
Macy's, Inc.	391,806	6,139,600
Nordstrom, Inc. (b)	165,152	2,762,993
Ollie's Bargain Outlet Holdings, Inc. (a)	84,443	4,357,259
		18,069,513
OIL, GAS & CONSUMABLE FUELS — 2.0%
CNX Resources Corp. (a)	144,693	2,247,082
DT Midstream, Inc. (a)	83,084	4,311,229
Equitrans Midstream Corp.	632,677	4,732,424
HF Sinclair Corp.	213,948	11,518,960
Range Resources Corp.	111,321	2,811,968
Southwestern Energy Co. (a)	594,614	3,639,038
		29,260,701
PERSONAL PRODUCTS — 0.7%
BellRing Brands, Inc. (a)	197,972	4,080,203
Coty, Inc. Class A (a)	529,194	3,344,506
Nu Skin Enterprises, Inc. Class A	75,586	2,522,305
		9,947,014
Security Description	Shares	Value
PHARMACEUTICALS — 1.4%
Jazz Pharmaceuticals PLC (a)	92,324	$12,305,866
Perrigo Co. PLC	195,708	6,978,947
		19,284,813
PROFESSIONAL SERVICES — 1.7%
CACI International, Inc. Class A (a)	34,517	9,011,008
KBR, Inc.	72,797	3,146,286
ManpowerGroup, Inc.	75,089	4,857,508
Science Applications International Corp.	80,996	7,162,476
		24,177,278
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	35,490	5,361,474
ROAD & RAIL — 2.2%
Knight-Swift Transportation Holdings, Inc.	236,519	11,572,875
Landstar System, Inc.	18,398	2,656,119
Ryder System, Inc.	75,991	5,736,560
Werner Enterprises, Inc.	88,708	3,335,421
XPO Logistics, Inc. (a)	168,173	7,487,062
		30,788,037
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Amkor Technology, Inc.	89,634	1,528,260
Cirrus Logic, Inc. (a)	42,120	2,897,856
First Solar, Inc. (a)	59,120	7,819,802
MACOM Technology Solutions Holdings, Inc. (a)	15,882	822,529
MKS Instruments, Inc.	37,198	3,074,043
Semtech Corp. (a)	32,781	964,089
Wolfspeed, Inc. (a)	82,026	8,478,207
		25,584,786
SOFTWARE — 1.1%
ACI Worldwide, Inc. (a)	92,107	1,925,036
Blackbaud, Inc. (a)	24,386	1,074,447
CommVault Systems, Inc. (a)	23,322	1,236,999
Envestnet, Inc. (a)	38,313	1,701,097
Fair Isaac Corp. (a)	15,413	6,350,310
NCR Corp. (a)	203,073	3,860,418
		16,148,307
SPECIALTY RETAIL — 2.0%
AutoNation, Inc. (a)	29,964	3,052,433
Foot Locker, Inc. (b)	116,539	3,627,859
Gap, Inc. (b)	316,644	2,599,647
Lithia Motors, Inc.	40,537	8,697,213
Murphy USA, Inc.	31,646	8,699,802
Victoria's Secret & Co. (a)	61,990	1,805,149
		28,482,103
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Xerox Holdings Corp.	161,929	2,118,031

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Capri Holdings, Ltd. (a)	77,982	$2,997,628
Carter's, Inc. (b)	56,645	3,711,947
Columbia Sportswear Co.	24,817	1,670,184
Hanesbrands, Inc. (b)	517,855	3,604,271
PVH Corp.	97,805	4,381,664
Skechers U.S.A., Inc. Class A (a)	106,120	3,366,126
Under Armour, Inc. Class A (a)	159,896	1,063,308
Under Armour, Inc. Class C (a)	172,381	1,027,391
		21,822,519
THRIFTS & MORTGAGE FINANCE — 1.2%
Essent Group, Ltd.	160,047	5,580,839
MGIC Investment Corp.	440,726	5,650,107
New York Community Bancorp, Inc. (b)	677,255	5,776,985
		17,007,931
TRADING COMPANIES & DISTRIBUTORS — 1.4%
GATX Corp.	51,284	4,366,833
MSC Industrial Direct Co., Inc. Class A	70,758	5,151,890
Univar Solutions, Inc. (a)	242,165	5,506,832
Watsco, Inc. (b)	16,839	4,335,369
		19,360,924
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	130,307	5,392,104
TOTAL COMMON STOCKS (Cost $1,785,737,075)		1,425,224,986
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (d) (e)	2,004,037	2,004,438
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	37,177,631	$37,177,631
TOTAL SHORT-TERM INVESTMENTS (Cost $39,181,947)		39,182,069
TOTAL INVESTMENTS — 102.4% (Cost $1,824,919,022)		1,464,407,055
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(34,470,541)
NET ASSETS — 100.0%		$1,429,936,514
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,425,224,986	$—	$—	$1,425,224,986
Short-Term Investments	39,182,069	—	—	39,182,069
TOTAL INVESTMENTS	$1,464,407,055	$—	$—	$1,464,407,055
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,468,212	$1,468,065	$27,125,193	$26,589,415	$473	$122	2,004,437	$2,004,438	$13,093
State Street Navigator Securities Lending Portfolio II	17,718,162	17,718,162	107,564,112	88,104,643	—	—	37,177,631	37,177,631	23,140
Total		$19,186,227	$134,689,305	$114,694,058	$473	$122		$39,182,069	$36,233
See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 0.7%
FedEx Corp.	5,086	$755,118
United Parcel Service, Inc. Class B	15,554	2,512,593
		3,267,711
AIRLINES — 0.0% (a)
American Airlines Group, Inc. (b)	13,648	164,322
AUTO COMPONENTS — 0.1%
Aptiv PLC (b)	5,736	448,613
BorgWarner, Inc.	5,026	157,816
		606,429
AUTOMOBILES — 0.4%
Ford Motor Co.	82,953	929,073
General Motors Co.	30,597	981,858
		1,910,931
BANKS — 3.9%
Bank of America Corp.	149,721	4,521,574
Citigroup, Inc.	41,679	1,736,764
Comerica, Inc.	2,735	194,459
Fifth Third Bancorp	14,383	459,681
JPMorgan Chase & Co.	62,224	6,502,408
KeyCorp.	19,649	314,777
PNC Financial Services Group, Inc.	8,811	1,316,540
Regions Financial Corp.	19,887	399,132
Truist Financial Corp.	28,132	1,224,867
US Bancorp	28,498	1,149,039
		17,819,241
BEVERAGES — 2.3%
Brown-Forman Corp. Class B	3,795	252,633
Coca-Cola Co.	82,577	4,625,964
Constellation Brands, Inc. Class A	3,430	787,802
Molson Coors Beverage Co. Class B	3,909	187,593
PepsiCo, Inc.	29,254	4,776,008
		10,630,000
BIOTECHNOLOGY — 3.1%
AbbVie, Inc.	37,587	5,044,551
Amgen, Inc.	11,249	2,535,525
Biogen, Inc. (b)	3,081	822,627
Gilead Sciences, Inc.	26,374	1,627,012
Moderna, Inc. (b)	7,423	877,770
Regeneron Pharmaceuticals, Inc. (b)	2,275	1,567,179
Vertex Pharmaceuticals, Inc. (b)	5,363	1,552,803
		14,027,467
BUILDING PRODUCTS — 0.5%
Carrier Global Corp.	17,978	639,298
Johnson Controls International PLC	14,785	727,718
Trane Technologies PLC	4,883	707,107
		2,074,123
Security Description	Shares	Value
CAPITAL MARKETS — 4.1%
Ameriprise Financial, Inc.	2,297	$578,729
Bank of New York Mellon Corp.	15,617	601,567
BlackRock, Inc.	3,169	1,743,837
Cboe Global Markets, Inc.	2,248	263,848
Charles Schwab Corp.	32,496	2,335,488
CME Group, Inc.	7,585	1,343,531
FactSet Research Systems, Inc.	766	306,484
Franklin Resources, Inc.	5,936	127,743
Goldman Sachs Group, Inc.	7,246	2,123,440
Intercontinental Exchange, Inc.	11,788	1,065,046
Invesco, Ltd.	9,704	132,945
MarketAxess Holdings, Inc.	770	171,317
Moody's Corp.	3,382	822,198
Morgan Stanley	28,503	2,252,022
MSCI, Inc.	1,699	716,621
Nasdaq, Inc.	7,329	415,408
Northern Trust Corp.	4,396	376,122
Raymond James Financial, Inc.	3,953	390,635
S&P Global, Inc.	7,263	2,217,757
State Street Corp. (c)	7,697	468,055
T Rowe Price Group, Inc.	4,849	509,193
		18,961,986
CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	4,728	1,100,348
Albemarle Corp.	2,458	649,994
CF Industries Holdings, Inc.	4,496	432,740
Corteva, Inc.	15,329	876,052
Dow, Inc.	15,502	681,003
Ecolab, Inc.	5,224	754,450
FMC Corp.	2,635	278,520
International Flavors & Fragrances, Inc.	5,404	490,845
Linde PLC	10,656	2,872,751
LyondellBasell Industries NV Class A	5,482	412,685
Mosaic Co.	7,774	375,717
PPG Industries, Inc.	4,983	551,568
		9,476,673
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	1,796	697,189
Republic Services, Inc.	4,396	598,032
Waste Management, Inc.	8,081	1,294,657
		2,589,878
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (b)	5,263	594,140
Cisco Systems, Inc.	87,805	3,512,200
Juniper Networks, Inc.	6,853	179,000
Motorola Solutions, Inc.	3,613	809,204
		5,094,544
CONSUMER FINANCE — 0.7%
American Express Co.	12,971	1,749,918
Capital One Financial Corp.	8,285	763,628
Discover Financial Services	6,009	546,338

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Synchrony Financial	10,913	$307,638
		3,367,522
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	31,894	342,223
Ball Corp.	6,809	329,011
International Paper Co.	8,097	256,675
Westrock Co.	5,570	172,057
		1,099,966
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.	150,482	2,308,394
Verizon Communications, Inc.	89,340	3,392,240
		5,700,634
ELECTRIC UTILITIES — 1.2%
Edison International	8,018	453,658
Entergy Corp.	4,227	425,363
Eversource Energy	7,303	569,342
Exelon Corp.	20,617	772,313
NextEra Energy, Inc.	41,826	3,279,577
		5,500,253
ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	8,471	1,129,692
Emerson Electric Co.	12,532	917,593
Generac Holdings, Inc. (b)	1,392	247,971
Rockwell Automation, Inc.	2,488	535,194
		2,830,450
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CDW Corp.	2,830	441,707
Corning, Inc.	15,764	457,471
Keysight Technologies, Inc. (b)	3,809	599,384
TE Connectivity, Ltd.	6,867	757,842
Trimble, Inc. (b)	5,323	288,879
Zebra Technologies Corp. Class A (b)	1,112	291,355
		2,836,638
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	21,533	451,332
Halliburton Co.	18,925	465,933
Schlumberger NV	29,609	1,062,963
		1,980,228
ENTERTAINMENT — 1.1%
Electronic Arts, Inc.	5,949	688,359
Take-Two Interactive Software, Inc. (b)	3,298	359,482
Walt Disney Co. (b)	38,735	3,653,873
Warner Bros Discovery, Inc. (b)	46,569	535,543
		5,237,257
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.6%
Alexandria Real Estate Equities, Inc. REIT	3,096	434,028
American Tower Corp. REIT	9,806	2,105,348
Security Description	Shares	Value
AvalonBay Communities, Inc. REIT	2,869	$528,441
Boston Properties, Inc. REIT	3,001	224,985
Digital Realty Trust, Inc. REIT	6,006	595,675
Equinix, Inc. REIT	1,927	1,096,155
Equity Residential REIT	7,159	481,228
Essex Property Trust, Inc. REIT	1,429	346,147
Extra Space Storage, Inc. REIT	2,765	477,543
Federal Realty Investment Trust REIT	1,498	135,000
Healthpeak Properties, Inc. REIT	11,306	259,134
Host Hotels & Resorts, Inc. REIT	15,046	238,930
Iron Mountain, Inc. REIT	6,057	266,326
Kimco Realty Corp. REIT	12,970	238,778
Prologis, Inc. REIT	19,433	1,974,393
Regency Centers Corp. REIT	3,226	173,720
Simon Property Group, Inc. REIT	6,953	624,032
UDR, Inc. REIT	6,292	262,439
Ventas, Inc. REIT	8,459	339,798
Vornado Realty Trust REIT	3,326	77,030
Welltower, Inc. REIT	9,618	618,630
Weyerhaeuser Co. REIT	15,691	448,135
		11,945,895
FOOD & STAPLES RETAILING — 1.3%
Kroger Co.	14,052	614,775
Sysco Corp.	10,719	757,941
Walgreens Boots Alliance, Inc.	15,108	474,391
Walmart, Inc.	30,272	3,926,278
		5,773,385
FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co.	11,795	948,908
Campbell Soup Co.	4,281	201,721
Conagra Brands, Inc.	10,154	331,325
General Mills, Inc.	12,682	971,568
Hershey Co.	3,089	681,032
Hormel Foods Corp.	5,988	272,095
JM Smucker Co.	2,248	308,897
Kellogg Co.	5,411	376,930
Kraft Heinz Co.	16,922	564,349
McCormick & Co., Inc.	5,253	374,381
Mondelez International, Inc. Class A	29,231	1,602,736
Tyson Foods, Inc. Class A	6,157	405,931
		7,039,873
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	37,223	3,601,698
Baxter International, Inc.	10,612	571,562
Becton Dickinson & Co.	5,984	1,333,415
Boston Scientific Corp. (b)	30,054	1,163,991
Edwards Lifesciences Corp. (b)	13,087	1,081,379
Hologic, Inc. (b)	5,323	343,440
IDEXX Laboratories, Inc. (b)	1,733	564,611
Medtronic PLC	28,342	2,288,617
		10,948,713

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 4.8%
AmerisourceBergen Corp.	3,137	$424,530
Cardinal Health, Inc.	5,848	389,945
Centene Corp. (b)	12,318	958,464
Cigna Corp.	6,461	1,792,734
CVS Health Corp.	27,653	2,637,267
DaVita, Inc. (b)	1,317	109,008
Elevance Health, Inc.	5,060	2,298,454
Henry Schein, Inc. (b)	2,890	190,075
Humana, Inc.	2,675	1,297,883
Laboratory Corp. of America Holdings	1,998	409,210
McKesson Corp.	3,128	1,063,113
Quest Diagnostics, Inc.	2,518	308,934
UnitedHealth Group, Inc.	19,932	10,066,457
		21,946,074
HOTELS, RESTAURANTS & LEISURE — 2.0%
Caesars Entertainment, Inc. (b)	4,528	146,073
Darden Restaurants, Inc.	2,730	344,854
Expedia Group, Inc. (b)	3,196	299,433
Hilton Worldwide Holdings, Inc.	5,909	712,744
Las Vegas Sands Corp. (b)	7,191	269,806
Marriott International, Inc. Class A	5,796	812,251
McDonald's Corp.	15,701	3,622,849
MGM Resorts International	7,847	233,213
Royal Caribbean Cruises, Ltd. (b)	4,709	178,471
Starbucks Corp.	24,197	2,038,839
Yum! Brands, Inc.	6,099	648,568
		9,307,101
HOUSEHOLD DURABLES — 0.1%
Mohawk Industries, Inc. (b)	1,132	103,227
Newell Brands, Inc.	7,925	110,078
PulteGroup, Inc. (b)	5,167	193,762
Whirlpool Corp.	1,196	161,233
		568,300
HOUSEHOLD PRODUCTS — 1.7%
Colgate-Palmolive Co.	17,743	1,246,446
Procter & Gamble Co.	50,777	6,410,596
		7,657,042
INDUSTRIAL CONGLOMERATES — 0.3%
General Electric Co.	23,200	1,436,312
INSURANCE — 2.2%
Aflac, Inc.	12,560	705,872
Allstate Corp.	5,896	734,229
American International Group, Inc.	16,151	766,849
Assurant, Inc.	1,174	170,547
Chubb, Ltd.	9,071	1,649,834
Cincinnati Financial Corp.	3,196	286,266
Globe Life, Inc.	1,941	193,518
Hartford Financial Services Group, Inc.	7,072	438,040
Lincoln National Corp.	3,462	152,016
Marsh & McLennan Cos., Inc.	10,619	1,585,311
Security Description	Shares	Value
MetLife, Inc.	14,758	$896,991
Principal Financial Group, Inc.	5,035	363,275
Prudential Financial, Inc.	7,998	686,068
Travelers Cos., Inc.	5,069	776,571
W R Berkley Corp.	4,428	285,960
Willis Towers Watson PLC	2,370	476,228
		10,167,575
INTERACTIVE MEDIA & SERVICES — 5.2%
Alphabet, Inc. Class A (b)	127,320	12,178,158
Alphabet, Inc. Class C (b)	114,071	10,967,926
Twitter, Inc. (b)	14,283	626,167
		23,772,251
INTERNET & DIRECT MARKETING RETAIL — 4.8%
Amazon.com, Inc. (b)	188,494	21,299,822
eBay, Inc.	11,858	436,493
Etsy, Inc. (b)	2,665	266,846
		22,003,161
IT SERVICES — 2.5%
Mastercard, Inc. Class A	18,158	5,163,046
Visa, Inc. Class A	34,851	6,191,280
		11,354,326
LEISURE EQUIPMENT & PRODUCTS — 0.0% (a)
Hasbro, Inc.	2,735	184,394
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	6,314	767,467
Bio-Rad Laboratories, Inc. Class A (b)	428	178,536
Charles River Laboratories International, Inc. (b)	1,032	203,098
Illumina, Inc. (b)	3,282	626,173
Mettler-Toledo International, Inc. (b)	490	531,219
PerkinElmer, Inc.	2,623	315,625
Thermo Fisher Scientific, Inc.	8,356	4,238,080
Waters Corp. (b)	1,240	334,217
West Pharmaceutical Services, Inc.	1,519	373,795
		7,568,210
MACHINERY — 2.3%
Caterpillar, Inc.	11,371	1,865,754
Cummins, Inc.	2,990	608,495
Deere & Co.	5,890	1,966,612
Dover Corp.	3,046	355,103
Fortive Corp.	7,547	439,990
IDEX Corp.	1,561	311,966
Illinois Tool Works, Inc.	6,000	1,083,900
Ingersoll Rand, Inc.	8,635	373,550
Nordson Corp.	1,132	240,290
Otis Worldwide Corp.	9,022	575,603
PACCAR, Inc.	7,297	610,686
Parker-Hannifin Corp.	2,702	654,721
Pentair PLC	3,422	139,036
Snap-on, Inc.	1,074	216,250
Stanley Black & Decker, Inc.	3,422	257,369

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Westinghouse Air Brake Technologies Corp.	3,960	$322,146
Xylem, Inc.	3,809	332,754
		10,354,225
MEDIA — 0.9%
Charter Communications, Inc. Class A (b)	2,314	701,952
Comcast Corp. Class A	93,652	2,746,813
Interpublic Group of Cos., Inc.	8,288	212,173
Omnicom Group, Inc.	4,384	276,586
		3,937,524
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	30,908	844,716
Newmont Corp.	16,769	704,801
		1,549,517
MULTI-UTILITIES — 0.5%
Consolidated Edison, Inc.	7,452	639,083
Public Service Enterprise Group, Inc.	10,621	597,219
Sempra Energy	6,691	1,003,249
		2,239,551
MULTILINE RETAIL — 0.5%
Dollar Tree, Inc. (b)	4,747	646,067
Target Corp.	9,741	1,445,467
		2,091,534
OIL, GAS & CONSUMABLE FUELS — 4.5%
APA Corp.	7,549	258,100
ConocoPhillips	27,410	2,805,139
Devon Energy Corp.	13,927	837,430
EOG Resources, Inc.	12,318	1,376,290
Exxon Mobil Corp.	88,579	7,733,832
Hess Corp.	5,836	636,066
Kinder Morgan, Inc.	41,092	683,771
Marathon Oil Corp.	14,976	338,158
Marathon Petroleum Corp.	10,596	1,052,501
Occidental Petroleum Corp.	15,821	972,200
ONEOK, Inc.	9,416	482,476
Phillips 66	10,189	822,456
Pioneer Natural Resources Co.	5,037	1,090,662
Valero Energy Corp.	8,656	924,894
Williams Cos., Inc.	25,579	732,327
		20,746,302
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	4,894	1,056,614
PHARMACEUTICALS — 4.5%
Bristol-Myers Squibb Co.	45,443	3,230,543
Catalent, Inc. (b)	3,762	272,218
Eli Lilly & Co.	16,773	5,423,550
Merck & Co., Inc.	53,915	4,643,160
Organon & Co.	5,360	125,424
Pfizer, Inc.	118,755	5,196,719
Viatris, Inc.	25,463	216,945
Security Description	Shares	Value
Zoetis, Inc.	9,888	$1,466,291
		20,574,850
PROFESSIONAL SERVICES — 0.2%
Nielsen Holdings PLC	7,523	208,538
Robert Half International, Inc.	2,292	175,338
Verisk Analytics, Inc.	3,372	575,027
		958,903
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (b)	7,062	476,756
ROAD & RAIL — 0.9%
CSX Corp.	46,588	1,241,104
JB Hunt Transport Services, Inc.	1,798	281,243
Union Pacific Corp.	13,406	2,611,757
		4,134,104
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Advanced Micro Devices, Inc. (b)	34,385	2,178,634
Applied Materials, Inc.	18,727	1,534,303
Intel Corp.	86,529	2,229,852
Lam Research Corp.	2,906	1,063,596
Micron Technology, Inc.	23,593	1,182,009
NVIDIA Corp.	53,289	6,468,752
QUALCOMM, Inc.	23,776	2,686,213
Texas Instruments, Inc.	19,485	3,015,888
		20,359,247
SOFTWARE — 10.8%
Adobe, Inc. (b)	10,023	2,758,329
ANSYS, Inc. (b)	1,808	400,834
Autodesk, Inc. (b)	4,697	877,400
Intuit, Inc.	5,974	2,313,850
Microsoft Corp.	158,581	36,933,515
NortonLifeLock, Inc.	12,253	246,775
Oracle Corp.	32,320	1,973,782
Roper Technologies, Inc.	2,212	795,524
Salesforce, Inc. (b)	21,030	3,024,955
Tyler Technologies, Inc. (b)	932	323,870
		49,648,834
SPECIALTY RETAIL — 1.0%
Best Buy Co., Inc.	4,498	284,903
Lowe's Cos., Inc.	13,571	2,548,770
TJX Cos., Inc.	25,099	1,559,150
		4,392,823
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.9%
Apple, Inc.	321,285	44,401,587
Hewlett Packard Enterprise Co.	27,219	326,084
HP, Inc.	19,316	481,355
Seagate Technology Holdings PLC	4,220	224,630
		45,433,656
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	26,908	2,236,593

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Ralph Lauren Corp.	974	$82,722
Tapestry, Inc.	5,492	156,137
VF Corp.	6,810	203,687
		2,679,139
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	12,105	557,314
United Rentals, Inc. (b)	1,535	414,634
		971,948
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	3,809	495,779
TOTAL COMMON STOCKS (Cost $536,167,059)		458,950,171
SHORT-TERM INVESTMENT — 0.1%
State Street ESG Liquid Reserves Fund, Premier Class 2.99% (d) (e) (Cost $382,137)	382,008	382,161
TOTAL INVESTMENTS — 100.0% (Cost $536,549,196)		459,332,332
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (a)		(67,764)
NET ASSETS — 100.0%		$459,264,568

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 ESG Index (long)	2	12/16/2022	$337,980	$312,920	$(25,060)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$458,950,171	$—	$—	$458,950,171
Short-Term Investment	382,161	—	—	382,161
TOTAL INVESTMENTS	$459,332,332	$—	$—	$459,332,332
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(25,060)	—	—	(25,060)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(25,060)	$—	$—	$(25,060)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Corp.	6,857	$422,734	$59,061	$1,014	$123	$(12,849)	7,697	$468,055	$4,849
State Street Institutional Liquid Reserves Fund, Premier Class	282,856	282,856	2,849,938	2,750,935	278	24	382,008	382,161	2,980
Total		$705,590	$2,908,999	$2,751,949	$401	$(12,825)		$850,216	$7,829
See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.7%
Boeing Co. (a)	20,891	$2,529,482
General Dynamics Corp.	8,610	1,826,784
Howmet Aerospace, Inc.	14,586	451,145
Huntington Ingalls Industries, Inc.	1,438	318,517
L3Harris Technologies, Inc.	7,338	1,525,056
Lockheed Martin Corp.	8,900	3,437,981
Northrop Grumman Corp.	5,522	2,597,107
Raytheon Technologies Corp.	55,753	4,563,941
Textron, Inc.	8,489	494,569
TransDigm Group, Inc.	1,969	1,033,371
		18,777,953
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	5,029	484,343
Expeditors International of Washington, Inc.	6,352	560,945
FedEx Corp.	9,067	1,346,178
United Parcel Service, Inc. Class B	27,595	4,457,696
		6,849,162
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	4,731	185,219
American Airlines Group, Inc. (a)	24,021	289,213
Delta Air Lines, Inc. (a)	23,969	672,570
Southwest Airlines Co. (a)	22,275	686,961
United Airlines Holdings, Inc. (a)	12,074	392,767
		2,226,730
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	10,133	792,502
BorgWarner, Inc.	8,952	281,093
		1,073,595
AUTOMOBILES — 2.7%
Ford Motor Co.	149,625	1,675,800
General Motors Co.	54,065	1,734,946
Tesla, Inc. (a)	100,490	26,654,972
		30,065,718
BANKS — 3.8%
Bank of America Corp.	263,691	7,963,468
Citigroup, Inc.	72,965	3,040,452
Citizens Financial Group, Inc.	18,525	636,519
Comerica, Inc.	4,993	355,002
Fifth Third Bancorp	25,724	822,139
First Republic Bank	6,896	900,273
Huntington Bancshares, Inc.	55,271	728,472
JPMorgan Chase & Co.	110,674	11,565,433
KeyCorp.	35,573	569,879
M&T Bank Corp.	6,766	1,192,981
PNC Financial Services Group, Inc.	15,702	2,346,193
Regions Financial Corp.	36,008	722,681
Signature Bank	2,343	353,793
SVB Financial Group (a)	2,237	751,140
Security Description	Shares	Value
Truist Financial Corp.	50,046	$2,179,003
US Bancorp	50,391	2,031,765
Wells Fargo & Co.	142,406	5,727,569
Zions Bancorp NA	5,664	288,071
		42,174,833
BEVERAGES — 1.9%
Brown-Forman Corp. Class B	6,766	450,413
Coca-Cola Co.	146,588	8,211,860
Constellation Brands, Inc. Class A	6,141	1,410,465
Keurig Dr. Pepper, Inc.	32,025	1,147,135
Molson Coors Beverage Co. Class B	7,156	343,416
Monster Beverage Corp. (a)	14,517	1,262,398
PepsiCo, Inc.	52,133	8,511,234
		21,336,921
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	66,606	8,939,191
Amgen, Inc.	20,071	4,524,004
Biogen, Inc. (a)	5,485	1,464,495
Gilead Sciences, Inc.	47,467	2,928,239
Incyte Corp. (a)	7,113	474,010
Moderna, Inc. (a)	12,704	1,502,248
Regeneron Pharmaceuticals, Inc. (a)	4,087	2,815,412
Vertex Pharmaceuticals, Inc. (a)	9,680	2,802,747
		25,450,346
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	5,080	246,786
Allegion PLC	3,472	311,369
Carrier Global Corp.	32,379	1,151,397
Fortune Brands Home & Security, Inc.	5,180	278,114
Johnson Controls International PLC	26,512	1,304,921
Masco Corp.	9,154	427,400
Trane Technologies PLC	8,844	1,280,700
		5,000,687
CAPITAL MARKETS — 3.1%
Ameriprise Financial, Inc.	4,217	1,062,473
Bank of New York Mellon Corp.	27,635	1,064,500
BlackRock, Inc.	5,678	3,124,490
Cboe Global Markets, Inc.	3,985	467,719
Charles Schwab Corp.	57,632	4,142,012
CME Group, Inc.	13,424	2,377,793
FactSet Research Systems, Inc.	1,412	564,955
Franklin Resources, Inc.	10,217	219,870
Goldman Sachs Group, Inc.	12,962	3,798,514
Intercontinental Exchange, Inc.	20,985	1,895,995
Invesco, Ltd.	17,171	235,243
MarketAxess Holdings, Inc.	1,392	309,706
Moody's Corp.	6,027	1,465,224
Morgan Stanley	50,467	3,987,398
MSCI, Inc.	3,000	1,265,370
Nasdaq, Inc.	12,756	723,010

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Northern Trust Corp.	7,781	$665,742
Raymond James Financial, Inc.	7,273	718,718
S&P Global, Inc.	12,847	3,922,832
State Street Corp. (b)	13,622	828,354
T Rowe Price Group, Inc.	8,508	893,425
		33,733,343
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	8,311	1,934,219
Albemarle Corp.	4,421	1,169,089
Celanese Corp.	4,098	370,213
CF Industries Holdings, Inc.	7,558	727,458
Corteva, Inc.	27,614	1,578,140
Dow, Inc.	27,483	1,207,328
DuPont de Nemours, Inc.	19,487	982,145
Eastman Chemical Co.	4,819	342,390
Ecolab, Inc.	9,236	1,333,863
FMC Corp.	4,891	516,979
International Flavors & Fragrances, Inc.	9,330	847,444
Linde PLC	18,910	5,097,947
LyondellBasell Industries NV Class A	9,737	733,001
Mosaic Co.	13,020	629,257
PPG Industries, Inc.	8,799	973,961
Sherwin-Williams Co.	9,047	1,852,373
		20,295,807
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	3,244	1,259,288
Copart, Inc. (a)	8,103	862,159
Republic Services, Inc.	7,848	1,067,642
Rollins, Inc.	8,347	289,474
Waste Management, Inc.	14,162	2,268,894
		5,747,457
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	9,304	1,050,329
Cisco Systems, Inc.	156,091	6,243,640
F5, Inc. (a)	2,251	325,787
Juniper Networks, Inc.	12,376	323,261
Motorola Solutions, Inc.	6,342	1,420,418
		9,363,435
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	5,171	658,734
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,371	763,675
Vulcan Materials Co.	4,990	786,973
		1,550,648
CONSUMER FINANCE — 0.5%
American Express Co.	22,575	3,045,593
Capital One Financial Corp.	14,765	1,360,890
Discover Financial Services	10,271	933,839
Synchrony Financial	18,192	512,833
		5,853,155
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	57,889	$621,149
Avery Dennison Corp.	3,016	490,703
Ball Corp.	12,375	597,960
International Paper Co.	13,641	432,420
Packaging Corp. of America	3,600	404,244
Sealed Air Corp.	5,642	251,125
Westrock Co.	9,931	306,769
		3,104,370
DISTRIBUTORS — 0.2%
Genuine Parts Co.	5,371	801,998
LKQ Corp.	10,069	474,753
Pool Corp.	1,448	460,768
		1,737,519
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. Class B (a)	68,152	18,197,947
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	269,823	4,139,085
Lumen Technologies, Inc. (c)	34,401	250,439
Verizon Communications, Inc.	158,181	6,006,133
		10,395,657
ELECTRIC UTILITIES — 2.0%
Alliant Energy Corp.	9,277	491,588
American Electric Power Co., Inc.	19,446	1,681,107
Constellation Energy Corp.	12,122	1,008,429
Duke Energy Corp.	29,129	2,709,580
Edison International	14,183	802,474
Entergy Corp.	7,537	758,448
Evergy, Inc.	8,576	509,414
Eversource Energy	12,837	1,000,772
Exelon Corp.	37,432	1,402,203
FirstEnergy Corp.	20,434	756,058
NextEra Energy, Inc.	74,037	5,805,241
NRG Energy, Inc.	9,129	349,367
Pinnacle West Capital Corp.	4,156	268,104
PPL Corp.	28,829	730,815
Southern Co.	40,168	2,731,424
Xcel Energy, Inc.	20,192	1,292,288
		22,297,312
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	8,689	985,420
Eaton Corp. PLC	14,848	1,980,129
Emerson Electric Co.	22,333	1,635,222
Generac Holdings, Inc. (a)	2,356	419,698
Rockwell Automation, Inc.	4,264	917,229
		5,937,698
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	22,439	1,502,516
CDW Corp.	5,164	805,997
Corning, Inc.	27,890	809,368
Keysight Technologies, Inc. (a)	6,842	1,076,657

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
TE Connectivity, Ltd.	12,305	$1,357,980
Teledyne Technologies, Inc. (a)	1,779	600,359
Trimble, Inc. (a)	9,316	505,579
Zebra Technologies Corp. Class A (a)	1,983	519,566
		7,178,022
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	38,129	799,184
Halliburton Co.	33,484	824,376
Schlumberger NV	52,498	1,884,678
		3,508,238
ENTERTAINMENT — 1.4%
Activision Blizzard, Inc.	26,809	1,992,981
Electronic Arts, Inc.	9,931	1,149,116
Live Nation Entertainment, Inc. (a)	4,923	374,345
Netflix, Inc. (a)	16,796	3,954,450
Take-Two Interactive Software, Inc. (a)	5,919	645,171
Walt Disney Co. (a)	68,622	6,473,113
Warner Bros Discovery, Inc. (a)	81,483	937,055
		15,526,231
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.7%
Alexandria Real Estate Equities, Inc. REIT	5,677	795,859
American Tower Corp. REIT	17,459	3,748,447
AvalonBay Communities, Inc. REIT	5,207	959,077
Boston Properties, Inc. REIT	5,278	395,692
Camden Property Trust REIT	4,005	478,397
Crown Castle, Inc. REIT	16,115	2,329,423
Digital Realty Trust, Inc. REIT	10,848	1,075,905
Duke Realty Corp. REIT	14,010	675,282
Equinix, Inc. REIT	3,395	1,931,212
Equity Residential REIT	12,832	862,567
Essex Property Trust, Inc. REIT	2,455	594,675
Extra Space Storage, Inc. REIT	4,974	859,060
Federal Realty Investment Trust REIT	2,632	237,196
Healthpeak Properties, Inc. REIT	20,225	463,557
Host Hotels & Resorts, Inc. REIT	26,493	420,709
Iron Mountain, Inc. REIT	10,922	480,240
Kimco Realty Corp. REIT	22,446	413,231
Mid-America Apartment Communities, Inc. REIT	4,385	679,982
Prologis, Inc. REIT	27,966	2,841,346
Public Storage REIT	5,945	1,740,755
Realty Income Corp. REIT	23,309	1,356,584
Regency Centers Corp. REIT	5,953	320,569
SBA Communications Corp. REIT	4,051	1,153,117
Simon Property Group, Inc. REIT	12,250	1,099,437
UDR, Inc. REIT	11,428	476,662
Ventas, Inc. REIT	14,710	590,901
VICI Properties, Inc. REIT	36,297	1,083,465
Vornado Realty Trust REIT	5,964	138,126
Security Description	Shares	Value
Welltower, Inc. REIT	17,209	$1,106,883
Weyerhaeuser Co. REIT	28,029	800,508
		30,108,864
FOOD & STAPLES RETAILING — 1.7%
Costco Wholesale Corp.	16,726	7,899,188
Kroger Co.	25,304	1,107,050
Sysco Corp.	19,128	1,352,541
Walgreens Boots Alliance, Inc.	26,852	843,153
Walmart, Inc.	53,737	6,969,689
		18,171,621
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	20,814	1,674,486
Campbell Soup Co.	7,602	358,206
Conagra Brands, Inc.	17,965	586,198
General Mills, Inc.	22,821	1,748,317
Hershey Co.	5,426	1,196,270
Hormel Foods Corp.	10,461	475,348
JM Smucker Co.	4,059	557,747
Kellogg Co.	9,551	665,323
Kraft Heinz Co.	30,044	1,001,967
Lamb Weston Holdings, Inc.	5,405	418,239
McCormick & Co., Inc.	9,258	659,818
Mondelez International, Inc. Class A	51,875	2,844,306
Tyson Foods, Inc. Class A	11,118	733,010
		12,919,235
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	5,180	527,583
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	66,118	6,397,578
ABIOMED, Inc. (a)	1,751	430,151
Align Technology, Inc. (a)	2,734	566,239
Baxter International, Inc.	18,650	1,004,489
Becton Dickinson & Co.	10,628	2,368,237
Boston Scientific Corp. (a)	54,178	2,098,314
Cooper Cos., Inc.	1,885	497,451
DENTSPLY SIRONA, Inc.	8,340	236,439
DexCom, Inc. (a)	14,568	1,173,307
Edwards Lifesciences Corp. (a)	23,219	1,918,586
Hologic, Inc. (a)	9,648	622,489
IDEXX Laboratories, Inc. (a)	3,175	1,034,415
Intuitive Surgical, Inc. (a)	13,583	2,545,997
Medtronic PLC	50,140	4,048,805
ResMed, Inc.	5,393	1,177,292
STERIS PLC	3,803	632,363
Stryker Corp.	12,742	2,580,765
Teleflex, Inc.	1,802	363,031
Zimmer Biomet Holdings, Inc.	7,766	811,935
		30,507,883
HEALTH CARE PROVIDERS & SERVICES — 3.8%
AmerisourceBergen Corp.	5,734	775,982
Cardinal Health, Inc.	10,349	690,071
Centene Corp. (a)	21,770	1,693,924

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Cigna Corp.	11,471	$3,182,858
CVS Health Corp.	49,541	4,724,725
DaVita, Inc. (a)	2,302	190,537
Elevance Health, Inc.	9,046	4,109,055
HCA Healthcare, Inc.	8,153	1,498,440
Henry Schein, Inc. (a)	5,267	346,411
Humana, Inc.	4,828	2,342,497
Laboratory Corp. of America Holdings	3,478	712,329
McKesson Corp.	5,395	1,833,599
Molina Healthcare, Inc. (a)	2,202	726,308
Quest Diagnostics, Inc.	4,619	566,705
UnitedHealth Group, Inc.	35,277	17,816,296
Universal Health Services, Inc. Class B	2,839	250,343
		41,460,080
HOTELS, RESTAURANTS & LEISURE — 2.0%
Booking Holdings, Inc. (a)	1,545	2,538,759
Caesars Entertainment, Inc. (a)	8,028	258,983
Carnival Corp. (a) (c)	36,662	257,734
Chipotle Mexican Grill, Inc. (a)	1,051	1,579,401
Darden Restaurants, Inc.	4,621	583,725
Domino's Pizza, Inc.	1,358	421,252
Expedia Group, Inc. (a)	5,686	532,721
Hilton Worldwide Holdings, Inc.	10,370	1,250,829
Las Vegas Sands Corp. (a)	12,384	464,648
Marriott International, Inc. Class A	10,262	1,438,117
McDonald's Corp.	27,775	6,408,803
MGM Resorts International	12,277	364,872
Norwegian Cruise Line Holdings, Ltd. (a)	16,226	184,327
Royal Caribbean Cruises, Ltd. (a)	8,327	315,593
Starbucks Corp.	42,968	3,620,484
Wynn Resorts, Ltd. (a)	3,923	247,267
Yum! Brands, Inc.	10,796	1,148,047
		21,615,562
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	12,202	821,805
Garmin, Ltd.	5,675	455,759
Lennar Corp. Class A	9,764	727,906
Mohawk Industries, Inc. (a)	2,138	194,964
Newell Brands, Inc.	14,139	196,391
NVR, Inc. (a)	119	474,463
PulteGroup, Inc. (a)	9,288	348,300
Whirlpool Corp.	2,204	297,121
		3,516,709
HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	9,141	653,033
Clorox Co.	4,680	600,865
Colgate-Palmolive Co.	31,448	2,209,222
Kimberly-Clark Corp.	12,533	1,410,464
Procter & Gamble Co.	90,099	11,374,999
		16,248,583
Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	25,017	$565,384
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	21,005	2,321,053
General Electric Co.	41,642	2,578,056
Honeywell International, Inc.	25,434	4,246,715
		9,145,824
INSURANCE — 2.3%
Aflac, Inc.	21,718	1,220,552
Allstate Corp.	10,481	1,305,199
American International Group, Inc.	28,668	1,361,157
Aon PLC Class A	8,023	2,149,121
Arthur J Gallagher & Co.	7,984	1,367,020
Assurant, Inc.	2,234	324,533
Brown & Brown, Inc.	8,753	529,381
Chubb, Ltd.	15,794	2,872,613
Cincinnati Financial Corp.	6,009	538,226
Everest Re Group, Ltd.	1,437	377,126
Globe Life, Inc.	3,606	359,518
Hartford Financial Services Group, Inc.	12,186	754,801
Lincoln National Corp.	6,222	273,208
Loews Corp.	7,567	377,139
Marsh & McLennan Cos., Inc.	18,899	2,821,432
MetLife, Inc.	25,318	1,538,828
Principal Financial Group, Inc.	9,234	666,233
Progressive Corp.	22,123	2,570,914
Prudential Financial, Inc.	14,093	1,208,898
Travelers Cos., Inc.	9,010	1,380,332
W R Berkley Corp.	7,839	506,243
Willis Towers Watson PLC	4,193	842,541
		25,345,015
INTERACTIVE MEDIA & SERVICES — 5.0%
Alphabet, Inc. Class A (a)	226,170	21,633,160
Alphabet, Inc. Class C (a)	202,280	19,449,222
Match Group, Inc. (a)	10,530	502,808
Meta Platforms, Inc. Class A (a)	86,059	11,676,485
Twitter, Inc. (a)	25,352	1,111,432
		54,373,107
INTERNET & DIRECT MARKETING RETAIL — 3.6%
Amazon.com, Inc. (a)	334,278	37,773,414
eBay, Inc.	21,039	774,446
Etsy, Inc. (a)	4,788	479,422
		39,027,282
IT SERVICES — 4.5%
Accenture PLC Class A	23,864	6,140,207
Akamai Technologies, Inc. (a)	6,161	494,851
Automatic Data Processing, Inc.	15,773	3,567,695
Broadridge Financial Solutions, Inc.	4,240	611,917
Cognizant Technology Solutions Corp. Class A	19,644	1,128,351

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
DXC Technology Co. (a)	9,597	$234,935
EPAM Systems, Inc. (a)	2,119	767,481
Fidelity National Information Services, Inc.	22,959	1,735,012
Fiserv, Inc. (a)	24,110	2,255,973
FleetCor Technologies, Inc. (a)	2,829	498,385
Gartner, Inc. (a)	3,039	840,861
Global Payments, Inc.	10,640	1,149,652
International Business Machines Corp.	34,089	4,050,114
Jack Henry & Associates, Inc.	2,708	493,587
Mastercard, Inc. Class A	32,197	9,154,895
Paychex, Inc.	11,991	1,345,510
PayPal Holdings, Inc. (a)	43,518	3,745,594
VeriSign, Inc. (a)	3,680	639,216
Visa, Inc. Class A	61,653	10,952,655
		49,806,891
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	4,840	326,313
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Agilent Technologies, Inc.	11,329	1,377,040
Bio-Rad Laboratories, Inc. Class A (a)	807	336,632
Bio-Techne Corp.	1,454	412,936
Charles River Laboratories International, Inc. (a)	1,924	378,643
Danaher Corp.	24,711	6,382,604
Illumina, Inc. (a)	5,862	1,118,411
IQVIA Holdings, Inc. (a)	7,179	1,300,404
Mettler-Toledo International, Inc. (a)	859	931,259
PerkinElmer, Inc.	4,730	569,161
Thermo Fisher Scientific, Inc.	14,787	7,499,819
Waters Corp. (a)	2,315	623,962
West Pharmaceutical Services, Inc.	2,739	674,013
		21,604,884
MACHINERY — 1.7%
Caterpillar, Inc.	19,887	3,263,059
Cummins, Inc.	5,308	1,080,231
Deere & Co.	10,507	3,508,182
Dover Corp.	5,336	622,071
Fortive Corp.	13,581	791,772
IDEX Corp.	2,756	550,787
Illinois Tool Works, Inc.	10,789	1,949,033
Ingersoll Rand, Inc.	15,333	663,306
Nordson Corp.	2,022	429,210
Otis Worldwide Corp.	15,953	1,017,801
PACCAR, Inc.	12,960	1,084,622
Parker-Hannifin Corp.	4,823	1,168,661
Pentair PLC	6,249	253,897
Snap-on, Inc.	2,119	426,661
Stanley Black & Decker, Inc.	5,595	420,800
Westinghouse Air Brake Technologies Corp.	7,254	590,113
Security Description	Shares	Value
Xylem, Inc.	6,694	$584,788
		18,404,994
MEDIA — 0.8%
Charter Communications, Inc. Class A (a)	4,166	1,263,756
Comcast Corp. Class A	166,110	4,872,006
DISH Network Corp. Class A (a)	9,202	127,264
Fox Corp. Class A	12,267	376,352
Fox Corp. Class B	5,605	159,743
Interpublic Group of Cos., Inc.	14,753	377,677
News Corp. Class A	14,766	223,114
News Corp. Class B	4,655	71,780
Omnicom Group, Inc.	7,989	504,026
Paramount Global Class B	19,062	362,940
		8,338,658
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	54,922	1,501,018
Newmont Corp.	29,819	1,253,293
Nucor Corp.	10,160	1,087,018
		3,841,329
MULTI-UTILITIES — 1.0%
Ameren Corp.	9,615	774,488
CenterPoint Energy, Inc.	24,004	676,433
CMS Energy Corp.	10,938	637,029
Consolidated Edison, Inc.	13,480	1,156,045
Dominion Energy, Inc.	31,356	2,167,013
DTE Energy Co.	7,328	843,086
NiSource, Inc.	14,790	372,560
Public Service Enterprise Group, Inc.	18,963	1,066,290
Sempra Energy	11,893	1,783,236
WEC Energy Group, Inc.	11,763	1,051,965
		10,528,145
MULTILINE RETAIL — 0.5%
Dollar General Corp.	8,655	2,075,988
Dollar Tree, Inc. (a)	7,927	1,078,865
Target Corp.	17,372	2,577,831
		5,732,684
OIL, GAS & CONSUMABLE FUELS — 0.8%
Kinder Morgan, Inc.	73,030	1,215,219
Marathon Petroleum Corp.	18,836	1,870,980
ONEOK, Inc.	16,660	853,658
Phillips 66	18,235	1,471,929
Valero Energy Corp.	14,810	1,582,449
Williams Cos., Inc.	45,541	1,303,839
		8,298,074
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	8,663	1,870,342
PHARMACEUTICALS — 4.8%
Bristol-Myers Squibb Co.	80,591	5,729,214
Catalent, Inc. (a)	6,845	495,304
Eli Lilly & Co.	29,766	9,624,836

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Johnson & Johnson	99,031	$16,177,704
Merck & Co., Inc.	95,614	8,234,278
Organon & Co.	9,621	225,131
Pfizer, Inc.	211,470	9,253,927
Viatris, Inc.	45,351	386,391
Zoetis, Inc.	17,652	2,617,615
		52,744,400
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	4,584	785,835
Jacobs Solutions, Inc.	4,913	533,011
Leidos Holdings, Inc.	5,385	471,026
Nielsen Holdings PLC	13,514	374,608
Robert Half International, Inc.	4,126	315,639
Verisk Analytics, Inc.	6,045	1,030,854
		3,510,973
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	12,107	817,344
ROAD & RAIL — 0.9%
CSX Corp.	80,723	2,150,461
JB Hunt Transport Services, Inc.	3,206	501,482
Norfolk Southern Corp.	8,957	1,877,835
Old Dominion Freight Line, Inc.	3,555	884,377
Union Pacific Corp.	23,591	4,595,999
		10,010,154
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
Advanced Micro Devices, Inc. (a)	61,057	3,868,572
Analog Devices, Inc.	19,624	2,734,408
Applied Materials, Inc.	33,182	2,718,601
Broadcom, Inc.	15,243	6,768,044
Enphase Energy, Inc. (a)	5,019	1,392,622
Intel Corp.	154,092	3,970,951
KLA Corp.	5,304	1,605,150
Lam Research Corp.	5,211	1,907,226
Microchip Technology, Inc.	20,945	1,278,273
Micron Technology, Inc.	41,791	2,093,729
Monolithic Power Systems, Inc.	1,657	602,154
NVIDIA Corp.	94,428	11,462,615
NXP Semiconductors NV	9,899	1,460,201
ON Semiconductor Corp. (a)	16,309	1,016,540
Qorvo, Inc. (a)	4,093	325,025
QUALCOMM, Inc.	42,252	4,773,631
Skyworks Solutions, Inc.	6,213	529,783
SolarEdge Technologies, Inc. (a)	2,128	492,547
Teradyne, Inc.	6,269	471,115
Texas Instruments, Inc.	34,492	5,338,672
		54,809,859
SOFTWARE — 8.9%
Adobe, Inc. (a)	17,606	4,845,171
ANSYS, Inc. (a)	3,260	722,742
Autodesk, Inc. (a)	8,268	1,544,462
Cadence Design Systems, Inc. (a)	10,283	1,680,551
Security Description	Shares	Value
Ceridian HCM Holding, Inc. (a)	5,777	$322,819
Citrix Systems, Inc. (a)	4,692	487,968
Fortinet, Inc. (a)	25,400	1,247,902
Intuit, Inc.	10,632	4,117,986
Microsoft Corp.	281,484	65,557,624
NortonLifeLock, Inc.	21,682	436,675
Oracle Corp.	57,294	3,498,945
Paycom Software, Inc. (a)	1,744	575,503
PTC, Inc. (a)	3,857	403,442
Roper Technologies, Inc.	3,915	1,407,991
Salesforce, Inc. (a)	37,554	5,401,767
ServiceNow, Inc. (a)	7,581	2,862,661
Synopsys, Inc. (a)	5,753	1,757,599
Tyler Technologies, Inc. (a)	1,484	515,690
		97,387,498
SPECIALTY RETAIL — 2.3%
Advance Auto Parts, Inc.	2,329	364,116
AutoZone, Inc. (a)	741	1,587,170
Bath & Body Works, Inc.	8,602	280,425
Best Buy Co., Inc.	8,087	512,231
CarMax, Inc. (a)	6,140	405,363
Home Depot, Inc.	38,807	10,708,403
Lowe's Cos., Inc.	24,144	4,534,485
O'Reilly Automotive, Inc. (a)	2,415	1,698,590
Ross Stores, Inc.	13,330	1,123,319
TJX Cos., Inc.	44,222	2,747,071
Tractor Supply Co.	4,197	780,138
Ulta Beauty, Inc. (a)	1,986	796,763
		25,538,074
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.4%
Apple, Inc.	570,167	78,797,079
Hewlett Packard Enterprise Co.	48,927	586,145
HP, Inc.	34,279	854,233
NetApp, Inc.	8,441	522,076
Seagate Technology Holdings PLC	7,523	400,449
Western Digital Corp. (a)	11,472	373,414
		81,533,396
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
NIKE, Inc. Class B	47,680	3,963,161
Ralph Lauren Corp.	1,718	145,910
Tapestry, Inc.	10,377	295,018
VF Corp.	12,159	363,676
		4,767,765
TOBACCO — 0.7%
Altria Group, Inc.	68,119	2,750,645
Philip Morris International, Inc.	58,549	4,860,153
		7,610,798
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	21,550	992,162
United Rentals, Inc. (a)	2,679	723,652

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
W.W. Grainger, Inc.	1,686	$824,774
		2,540,588
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	6,728	875,716
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile US, Inc. (a)	22,742	3,051,294
TOTAL COMMON STOCKS (Cost $1,122,463,143)		1,095,524,423
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (e) (f)	1,410,068	1,410,350
State Street Navigator Securities Lending Portfolio II (b) (g)	729	729
TOTAL SHORT-TERM INVESTMENTS (Cost $1,410,846)		1,411,079
TOTAL INVESTMENTS — 100.0% (Cost $1,123,873,989)		1,096,935,502
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(141,092)
NET ASSETS — 100.0%		$1,096,794,410

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at September 30, 2022.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	10	12/16/2022	$2,056,239	$1,800,750	$(255,489)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,095,036,455	$487,968	$—	$1,095,524,423
Short-Term Investments	1,411,079	—	—	1,411,079
TOTAL INVESTMENTS	$1,096,447,534	$487,968	$—	$1,096,935,502
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(255,489)	—	—	(255,489)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(255,489)	$—	$—	$(255,489)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Corp.	13,655	$841,831	$18,575	$21,315	$1,956	$(12,693)	13,622	$828,354	$7,884
State Street Institutional Liquid Reserves Fund, Premier Class	2,455,547	2,455,302	7,113,318	8,158,658	142	246	1,410,068	1,410,350	8,752
State Street Navigator Securities Lending Portfolio II	2,313	2,313	1,975,927	1,977,511	—	—	729	729	224
Total		$3,299,446	$9,107,820	$10,157,484	$2,098	$(12,447)		$2,239,433	$16,860
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.3%
AAR Corp. (a)	63,170	$2,262,749
Aerojet Rocketdyne Holdings, Inc. (a)	141,560	5,660,985
AeroVironment, Inc. (a)	46,856	3,905,916
Kaman Corp.	52,353	1,462,219
Moog, Inc. Class A	54,292	3,819,442
National Presto Industries, Inc.	9,502	618,105
Park Aerospace Corp. (b)	36,937	407,785
Triumph Group, Inc. (a)	121,297	1,041,941
		19,179,142
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	48,192	4,605,709
Forward Air Corp.	50,214	4,532,316
Hub Group, Inc. Class A (a)	63,624	4,388,784
		13,526,809
AIRLINES — 0.4%
Allegiant Travel Co. (a)	28,820	2,103,284
Hawaiian Holdings, Inc. (a)	96,033	1,262,834
SkyWest, Inc. (a)	94,541	1,537,237
Sun Country Airlines Holdings, Inc. (a)	59,332	807,508
		5,710,863
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	214,096	1,462,276
Dorman Products, Inc. (a)	52,908	4,344,805
Gentherm, Inc. (a)	62,104	3,088,432
LCI Industries	47,642	4,833,757
Motorcar Parts of America, Inc. (a)	36,407	554,115
Patrick Industries, Inc.	40,744	1,786,217
Standard Motor Products, Inc.	34,872	1,133,340
XPEL, Inc. (a)	36,771	2,369,523
		19,572,465
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	59,528	3,167,485
BANKS — 10.7%
Allegiance Bancshares, Inc.	35,175	1,464,335
Ameris Bancorp	122,071	5,457,794
Banc of California, Inc.	104,604	1,670,526
BancFirst Corp.	32,525	2,910,012
Bancorp, Inc. (a)	105,754	2,324,473
BankUnited, Inc.	145,850	4,983,695
Banner Corp.	63,962	3,778,875
Berkshire Hills Bancorp, Inc.	85,876	2,344,415
Brookline Bancorp, Inc.	143,759	1,674,792
CBTX, Inc.	34,108	997,659
Central Pacific Financial Corp.	51,126	1,057,797
City Holding Co.	27,813	2,466,735
Security Description	Shares	Value
Columbia Banking System, Inc. (b)	147,297	$4,255,410
Community Bank System, Inc.	100,573	6,042,426
Customers Bancorp, Inc. (a)	56,992	1,680,124
CVB Financial Corp.	245,988	6,228,416
Dime Community Bancshares, Inc.	60,649	1,775,803
Eagle Bancorp, Inc.	60,011	2,689,693
FB Financial Corp.	65,980	2,521,096
First BanCorp (c)	351,878	4,813,691
First BanCorp (c)	65,639	2,401,075
First Commonwealth Financial Corp.	175,056	2,247,719
First Financial Bancorp	177,573	3,743,239
First Hawaiian, Inc.	239,062	5,888,097
Hanmi Financial Corp.	56,953	1,348,647
Heritage Financial Corp.	65,717	1,739,529
Hilltop Holdings, Inc.	85,931	2,135,385
HomeStreet, Inc.	33,274	958,624
Hope Bancorp, Inc.	224,103	2,832,662
Independent Bank Corp.	85,923	6,403,841
Independent Bank Group, Inc.	66,254	4,067,333
Lakeland Financial Corp.	47,443	3,454,325
National Bank Holdings Corp. Class A	56,286	2,082,019
NBT Bancorp, Inc.	80,375	3,050,231
OFG Bancorp	89,170	2,240,842
Pacific Premier Bancorp, Inc.	177,763	5,503,543
Park National Corp.	27,075	3,370,296
Pathward Financial, Inc.	54,427	1,793,914
Preferred Bank	25,573	1,668,127
Renasant Corp.	104,933	3,282,304
S&T Bancorp, Inc.	73,375	2,150,621
Seacoast Banking Corp. of Florida	114,941	3,474,666
ServisFirst Bancshares, Inc.	91,486	7,318,880
Simmons First National Corp. Class A	240,548	5,241,541
Southside Bancshares, Inc.	57,210	2,022,946
Tompkins Financial Corp.	23,637	1,716,519
Triumph Bancorp, Inc. (a)	43,120	2,343,572
Trustmark Corp.	114,804	3,516,447
United Community Banks, Inc.	198,523	6,571,111
Veritex Holdings, Inc.	101,014	2,685,962
Westamerica BanCorp	50,298	2,630,082
		161,021,866
BEVERAGES — 0.3%
MGP Ingredients, Inc. (b)	28,829	3,060,487
National Beverage Corp.	43,658	1,682,579
		4,743,066
BIOTECHNOLOGY — 3.0%
Anika Therapeutics, Inc. (a)	27,497	654,429
Arcus Biosciences, Inc. (a)	97,402	2,548,036
Avid Bioservices, Inc. (a)	115,666	2,211,534

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Catalyst Pharmaceuticals, Inc. (a)	177,442	$2,276,581
Coherus Biosciences, Inc. (a)	121,297	1,165,664
Cytokinetics, Inc. (a)	176,263	8,539,942
Dynavax Technologies Corp. (a)	220,007	2,296,873
Eagle Pharmaceuticals, Inc. (a)	19,822	523,697
Emergent BioSolutions, Inc. (a)	83,167	1,745,675
Enanta Pharmaceuticals, Inc. (a)	36,510	1,893,774
Ironwood Pharmaceuticals, Inc. (a)	250,059	2,590,611
iTeos Therapeutics, Inc. (a)	45,901	874,414
Ligand Pharmaceuticals, Inc. (a)	30,099	2,591,825
Myriad Genetics, Inc. (a)	150,888	2,878,943
Organogenesis Holdings, Inc. (a)	120,301	389,775
REGENXBIO, Inc. (a)	70,542	1,864,425
uniQure NV (a)	77,067	1,445,777
Vanda Pharmaceuticals, Inc. (a)	106,168	1,048,940
Vericel Corp. (a)	88,252	2,047,447
Vir Biotechnology, Inc. (a)	140,268	2,704,367
Xencor, Inc. (a)	111,647	2,900,589
		45,193,318
BUILDING PRODUCTS — 2.0%
AAON, Inc.	78,775	4,244,397
American Woodmark Corp. (a)	30,969	1,358,300
Apogee Enterprises, Inc.	41,612	1,590,411
Gibraltar Industries, Inc. (a)	59,307	2,427,435
Griffon Corp.	88,873	2,623,531
Insteel Industries, Inc.	36,705	973,784
PGT Innovations, Inc. (a)	112,540	2,358,838
Quanex Building Products Corp.	62,467	1,134,401
Resideo Technologies, Inc. (a)	272,699	5,197,643
UFP Industries, Inc.	115,399	8,327,192
		30,235,932
CAPITAL MARKETS — 0.9%
B Riley Financial, Inc. (b)	29,688	1,321,710
Blucora, Inc. (a)	89,630	1,733,444
Brightsphere Investment Group, Inc. (b)	60,352	899,848
Donnelley Financial Solutions, Inc. (a)	47,888	1,770,419
Piper Sandler Cos.	25,709	2,692,761
StoneX Group, Inc. (a)	32,265	2,676,059
Virtus Investment Partners, Inc.	12,795	2,041,059
WisdomTree Investments, Inc. (b)	207,622	971,671
		14,106,971
CHEMICALS — 3.2%
AdvanSix, Inc.	52,582	1,687,882
American Vanguard Corp.	54,342	1,016,195
Balchem Corp.	60,103	7,307,323
FutureFuel Corp.	48,904	295,380
Hawkins, Inc.	35,449	1,382,157
HB Fuller Co.	99,502	5,980,070
Security Description	Shares	Value
Innospec, Inc.	46,424	$3,977,144
Koppers Holdings, Inc.	39,025	810,940
Livent Corp. (a)	335,653	10,287,764
Mativ Holdings, Inc.	102,272	2,258,166
Minerals Technologies, Inc.	61,147	3,021,273
Quaker Chemical Corp. (b)	25,466	3,676,781
Rayonier Advanced Materials, Inc. (a)	121,658	383,223
Stepan Co.	39,675	3,716,357
Tredegar Corp.	46,814	441,924
Trinseo PLC	65,496	1,199,887
		47,442,466
COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc.	124,987	4,778,253
Brady Corp. Class A	87,550	3,653,461
CoreCivic, Inc. REIT (a)	220,485	1,949,087
Deluxe Corp.	80,531	1,340,841
Harsco Corp. (a)	148,024	553,610
Healthcare Services Group, Inc.	139,065	1,681,296
HNI Corp.	77,513	2,054,870
Interface, Inc.	110,155	990,293
KAR Auction Services, Inc. (a)	217,274	2,426,951
Matthews International Corp. Class A	57,344	1,285,079
Pitney Bowes, Inc.	301,550	702,612
UniFirst Corp.	28,310	4,762,591
Viad Corp. (a)	38,552	1,217,472
		27,396,416
COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN Holdings, Inc. (b)	132,126	2,587,027
Clearfield, Inc. (a)	21,381	2,237,308
Comtech Telecommunications Corp. (b)	50,260	503,102
Digi International, Inc. (a)	65,656	2,269,728
Extreme Networks, Inc. (a)	242,513	3,169,645
Harmonic, Inc. (a)	196,526	2,568,595
NETGEAR, Inc. (a)	53,645	1,075,046
NetScout Systems, Inc. (a)	127,061	3,979,550
Viavi Solutions, Inc. (a)	426,514	5,566,008
		23,956,009
CONSTRUCTION & ENGINEERING — 1.3%
Arcosa, Inc.	90,564	5,178,449
Comfort Systems USA, Inc.	66,939	6,515,173
Granite Construction, Inc.	82,644	2,098,331
MYR Group, Inc. (a)	31,192	2,642,898
NV5 Global, Inc. (a)	23,329	2,888,597
		19,323,448
CONSUMER FINANCE — 0.7%
Encore Capital Group, Inc. (a)	44,794	2,037,231
Enova International, Inc. (a)	59,974	1,755,439
EZCORP, Inc. Class A (a)	99,945	770,576
Green Dot Corp. Class A (a)	89,654	1,701,633
LendingTree, Inc. (a)	20,211	482,234
PRA Group, Inc. (a)	73,126	2,402,920

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Prog Holdings, Inc. (a)	94,569	$1,416,644
World Acceptance Corp. (a)	6,758	654,310
		11,220,987
CONTAINERS & PACKAGING — 0.3%
Myers Industries, Inc.	68,123	1,121,986
O-I Glass, Inc. (a)	292,154	3,783,394
		4,905,380
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a)	84,789	3,090,559
Frontdoor, Inc. (a)	152,873	3,117,081
Mister Car Wash, Inc. (a)	147,800	1,268,124
Perdoceo Education Corp. (a)	126,911	1,307,183
Strategic Education, Inc.	42,035	2,581,369
Stride, Inc. (a)	76,254	3,204,956
WW International, Inc. (a)	101,289	398,066
		14,967,338
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc. (b)	19,998	771,323
Cogent Communications Holdings, Inc.	80,025	4,174,104
Consolidated Communications Holdings, Inc. (a)	136,605	568,277
		5,513,704
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	46,384	1,693,480
Encore Wire Corp.	35,838	4,140,723
Powell Industries, Inc.	17,093	360,320
		6,194,523
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Advanced Energy Industries, Inc.	69,967	5,416,145
Arlo Technologies, Inc. (a)	163,997	760,946
Badger Meter, Inc.	54,883	5,070,640
Benchmark Electronics, Inc.	65,703	1,628,120
CTS Corp.	59,810	2,491,087
ePlus, Inc. (a)	50,289	2,089,005
Fabrinet (a)	68,896	6,576,123
FARO Technologies, Inc. (a)	34,139	936,774
Insight Enterprises, Inc. (a)	57,250	4,717,973
Itron, Inc. (a)	84,518	3,559,053
Knowles Corp. (a)	171,367	2,085,536
Methode Electronics, Inc.	68,927	2,560,638
OSI Systems, Inc. (a)	29,616	2,134,129
PC Connection, Inc.	20,980	945,988
Plexus Corp. (a)	51,912	4,545,415
Rogers Corp. (a)	35,095	8,488,779
Sanmina Corp. (a)	108,161	4,984,059
ScanSource, Inc. (a)	47,165	1,245,628
TTM Technologies, Inc. (a)	191,807	2,528,016
		62,764,054
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.7%
Archrock, Inc.	250,906	$1,610,817
Bristow Group, Inc. (a)	44,024	1,034,124
Core Laboratories NV (b)	86,575	1,167,031
DMC Global, Inc. (a)	34,686	554,282
Dril-Quip, Inc. (a)	64,255	1,254,258
Helix Energy Solutions Group, Inc. (a)	266,397	1,028,292
Helmerich & Payne, Inc.	197,145	7,288,451
Nabors Industries, Ltd. (a)	16,799	1,704,259
Oceaneering International, Inc. (a)	187,443	1,492,046
Oil States International, Inc. (a)	117,051	455,328
Patterson-UTI Energy, Inc. (b)	405,874	4,740,608
ProPetro Holding Corp. (a)	161,627	1,301,097
RPC, Inc.	155,844	1,079,999
US Silica Holdings, Inc. (a)	141,249	1,546,677
		26,257,269
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a)	201,512	2,440,311
Marcus Corp. (b)	41,770	580,185
		3,020,496
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.4%
Acadia Realty Trust REIT	178,092	2,247,521
Agree Realty Corp. REIT	149,508	10,103,751
Alexander & Baldwin, Inc. REIT (a)	136,484	2,262,905
American Assets Trust, Inc. REIT	97,638	2,511,249
Armada Hoffler Properties, Inc. REIT	126,556	1,313,651
Brandywine Realty Trust REIT	320,890	2,166,008
CareTrust REIT, Inc.	181,611	3,288,975
Centerspace REIT	28,834	1,941,105
Chatham Lodging Trust REIT (a)	91,151	899,660
Community Healthcare Trust, Inc. REIT	43,728	1,432,092
DiamondRock Hospitality Co. REIT	394,668	2,963,957
Diversified Healthcare Trust REIT	454,649	450,148
Easterly Government Properties, Inc. REIT	169,865	2,678,771
Essential Properties Realty Trust, Inc. REIT	264,324	5,141,102
Four Corners Property Trust, Inc. REIT	152,097	3,679,226
Franklin Street Properties Corp. REIT	171,008	449,751
GEO Group, Inc. REIT (a)	232,003	1,786,423
Getty Realty Corp. REIT	78,817	2,119,389
Global Net Lease, Inc. REIT	194,468	2,071,084
Hersha Hospitality Trust Class A REIT	61,196	488,344

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Hudson Pacific Properties, Inc. REIT	241,833	$2,648,071
Industrial Logistics Properties Trust REIT	123,570	679,635
Innovative Industrial Properties, Inc. REIT (b)	52,445	4,641,383
iStar, Inc. REIT	157,401	1,457,533
LTC Properties, Inc. REIT (b)	74,893	2,804,743
LXP Industrial Trust REIT	523,957	4,799,446
NexPoint Residential Trust, Inc. REIT	42,838	1,979,544
Office Properties Income Trust REIT	90,494	1,271,441
Orion Office REIT, Inc.	105,726	925,103
Outfront Media, Inc. REIT (b)	273,273	4,151,017
Retail Opportunity Investments Corp. REIT	233,689	3,215,561
RPT Realty REIT (b)	159,165	1,203,287
Safehold, Inc. REIT (b)	32,601	862,622
Saul Centers, Inc. REIT	24,174	906,525
Service Properties Trust REIT	308,694	1,602,122
SITE Centers Corp. REIT	345,070	3,695,700
Summit Hotel Properties, Inc. REIT	199,759	1,342,380
Sunstone Hotel Investors, Inc. REIT	397,397	3,743,480
Tanger Factory Outlet Centers, Inc. REIT	195,780	2,678,270
Uniti Group, Inc. REIT	443,965	3,085,557
Universal Health Realty Income Trust REIT	23,735	1,025,589
Urban Edge Properties REIT	220,304	2,938,855
Urstadt Biddle Properties, Inc. Class A REIT (b)	56,313	873,415
Veris Residential, Inc. REIT (a)	148,555	1,689,070
Washington Real Estate Investment Trust	163,498	2,871,025
Whitestone REIT	86,561	732,306
Xenia Hotels & Resorts, Inc. REIT	214,012	2,951,226
		110,770,018
FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	59,680	1,851,870
Chefs' Warehouse, Inc. (a)	62,180	1,801,354
PriceSmart, Inc.	46,318	2,667,454
SpartanNash Co.	67,833	1,968,514
United Natural Foods, Inc. (a)	109,130	3,750,798
		12,039,990
FOOD PRODUCTS — 2.2%
B&G Foods, Inc.	134,381	2,215,943
Calavo Growers, Inc.	33,133	1,051,973
Cal-Maine Foods, Inc.	71,015	3,947,724
Fresh Del Monte Produce, Inc.	57,346	1,332,721
Hain Celestial Group, Inc. (a)	168,000	2,835,840
Hostess Brands, Inc. (a)	255,501	5,937,843
J & J Snack Foods Corp.	28,066	3,633,705
Security Description	Shares	Value
John B Sanfilippo & Son, Inc.	16,641	$1,260,223
Seneca Foods Corp. Class A (a)	10,427	525,938
Simply Good Foods Co. (a)	159,702	5,108,867
Tootsie Roll Industries, Inc. (b)	33,141	1,102,932
TreeHouse Foods, Inc. (a)	94,439	4,006,102
		32,959,811
GAS UTILITIES — 0.9%
Chesapeake Utilities Corp.	33,228	3,834,179
Northwest Natural Holding Co.	64,788	2,810,503
South Jersey Industries, Inc.	229,278	7,662,471
		14,307,153
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
AngioDynamics, Inc. (a)	72,829	1,490,081
Artivion, Inc. (a)	75,340	1,042,706
Avanos Medical, Inc. (a)	87,196	1,899,129
BioLife Solutions, Inc. (a)	63,833	1,452,201
Cardiovascular Systems, Inc. (a)	76,125	1,055,093
CONMED Corp. (b)	57,054	4,574,019
Cutera, Inc. (a)	33,380	1,522,128
Embecta Corp.	108,407	3,121,038
Glaukos Corp. (a)	89,206	4,749,327
Heska Corp. (a)	19,047	1,388,907
Inogen, Inc. (a)	42,776	1,038,601
Integer Holdings Corp. (a)	62,139	3,866,910
Lantheus Holdings, Inc. (a)	128,710	9,052,174
LeMaitre Vascular, Inc.	36,265	1,837,910
Meridian Bioscience, Inc. (a)	81,816	2,579,659
Merit Medical Systems, Inc. (a)	106,228	6,002,944
Mesa Laboratories, Inc. (b)	9,382	1,321,267
OraSure Technologies, Inc. (a)	137,341	520,522
Orthofix Medical, Inc. (a)	37,591	718,364
Surmodics, Inc. (a)	26,382	802,013
Varex Imaging Corp. (a)	74,563	1,576,262
Zimvie, Inc. (a)	39,608	390,931
Zynex, Inc. (b)	41,802	379,144
		52,381,330
HEALTH CARE PROVIDERS & SERVICES — 3.7%
AdaptHealth Corp. (a)	143,740	2,699,437
Addus HomeCare Corp. (a)	30,100	2,866,724
AMN Healthcare Services, Inc. (a)	81,001	8,582,866
Apollo Medical Holdings, Inc. (a)	72,157	2,814,123
Community Health Systems, Inc. (a) (b)	237,390	510,389
CorVel Corp. (a)	17,241	2,386,672
Covetrus, Inc. (a)	196,594	4,104,883
Cross Country Healthcare, Inc. (a)	67,374	1,911,400
Enhabit, Inc. (a)	93,064	1,306,619
Ensign Group, Inc.	103,520	8,229,840
Fulgent Genetics, Inc. (a)	37,354	1,423,935
Hanger, Inc. (a)	70,163	1,313,451
Joint Corp. (a)	27,495	431,946

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
ModivCare, Inc. (a)	23,428	$2,335,303
Owens & Minor, Inc.	143,075	3,448,108
Pediatrix Medical Group, Inc. (a)	158,165	2,611,304
Pennant Group, Inc. (a)	51,340	534,449
RadNet, Inc. (a)	88,427	1,799,489
Select Medical Holdings Corp. (b)	193,296	4,271,842
US Physical Therapy, Inc. (b)	24,363	1,852,075
		55,434,855
HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	207,890	3,166,165
Computer Programs & Systems, Inc. (a)	27,537	767,731
HealthStream, Inc. (a)	45,113	959,102
NextGen Healthcare, Inc. (a)	103,221	1,827,012
OptimizeRx Corp. (a)	33,872	501,983
Simulations Plus, Inc. (b)	29,994	1,455,909
		8,677,902
HOTELS, RESTAURANTS & LEISURE — 1.8%
BJ's Restaurants, Inc. (a)	43,808	1,044,821
Bloomin' Brands, Inc.	167,516	3,070,568
Brinker International, Inc. (a)	82,316	2,056,254
Cheesecake Factory, Inc. (b)	91,097	2,667,320
Chuy's Holdings, Inc. (a)	35,167	815,171
Dave & Buster's Entertainment, Inc. (a)	79,870	2,478,366
Dine Brands Global, Inc.	29,414	1,869,554
El Pollo Loco Holdings, Inc. (a)	36,727	327,605
Golden Entertainment, Inc. (a) (b)	41,096	1,433,839
Jack in the Box, Inc.	39,472	2,923,691
Monarch Casino & Resort, Inc. (a)	24,687	1,385,928
Ruth's Hospitality Group, Inc.	57,802	974,542
Shake Shack, Inc. Class A (a)	70,005	3,148,825
Six Flags Entertainment Corp. (a)	138,758	2,456,017
		26,652,501
HOUSEHOLD DURABLES — 2.4%
Cavco Industries, Inc. (a)	15,472	3,183,519
Century Communities, Inc.	53,827	2,302,719
Ethan Allen Interiors, Inc. (b)	41,609	879,614
Green Brick Partners, Inc. (a)	50,839	1,086,938
Installed Building Products, Inc.	43,959	3,560,239
iRobot Corp. (a)	50,971	2,871,196
La-Z-Boy, Inc.	81,118	1,830,833
LGI Homes, Inc. (a)	38,439	3,127,781
M/I Homes, Inc. (a)	52,024	1,884,830
MDC Holdings, Inc.	106,813	2,928,813
Meritage Homes Corp. (a)	68,399	4,806,398
Sonos, Inc. (a)	238,753	3,318,667
Tri Pointe Homes, Inc. (a)	190,686	2,881,265
Tupperware Brands Corp. (a)	72,295	473,532
Security Description	Shares	Value
Universal Electronics, Inc. (a)	22,401	$440,628
		35,576,972
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	18,155	654,306
Central Garden & Pet Co. Class A (a)	76,120	2,600,259
WD-40 Co.	25,551	4,490,333
		7,744,898
INSURANCE — 2.8%
Ambac Financial Group, Inc. (a)	83,946	1,070,312
American Equity Investment Life Holding Co.	132,835	4,953,417
AMERISAFE, Inc.	36,177	1,690,551
Assured Guaranty, Ltd.	115,923	5,616,469
Employers Holdings, Inc.	51,143	1,763,922
Genworth Financial, Inc. Class A (a)	945,029	3,307,602
HCI Group, Inc.	13,352	523,398
Horace Mann Educators Corp.	76,734	2,707,943
James River Group Holdings, Ltd.	70,006	1,596,837
Mercury General Corp.	49,782	1,414,804
Palomar Holdings, Inc. (a)	47,277	3,958,030
ProAssurance Corp.	100,894	1,968,442
Safety Insurance Group, Inc.	27,664	2,256,276
Selectquote, Inc. (a)	237,240	173,185
SiriusPoint, Ltd. (a)	159,071	787,402
Stewart Information Services Corp.	50,706	2,212,810
Trupanion, Inc. (a)	65,534	3,894,686
United Fire Group, Inc.	40,448	1,162,071
Universal Insurance Holdings, Inc.	51,504	507,314
		41,565,471
INTERACTIVE MEDIA & SERVICES — 0.5%
Cars.com, Inc. (a)	118,233	1,359,679
QuinStreet, Inc. (a)	95,227	999,884
Yelp, Inc. (a)	131,562	4,461,267
		6,820,830
INTERNET & DIRECT MARKETING RETAIL — 0.2%
Liquidity Services, Inc. (a)	50,742	825,065
PetMed Express, Inc. (b)	39,157	764,344
Shutterstock, Inc.	44,051	2,210,039
		3,799,448
IT SERVICES — 0.9%
CSG Systems International, Inc.	59,746	3,159,368
EVERTEC, Inc.	123,436	3,869,719
Perficient, Inc. (a)	64,878	4,218,368
TTEC Holdings, Inc.	34,772	1,540,747
Unisys Corp. (a)	127,837	965,169
		13,753,371
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc. (b)	33,085	1,680,387

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Vista Outdoor, Inc. (a)	105,948	$2,576,656
		4,257,043
LIFE SCIENCES TOOLS & SERVICES — 0.1%
NeoGenomics, Inc. (a)	235,294	2,025,881
MACHINERY — 4.5%
Alamo Group, Inc.	18,821	2,301,244
Albany International Corp. Class A	58,255	4,592,242
Astec Industries, Inc.	42,762	1,333,747
Barnes Group, Inc.	94,724	2,735,629
CIRCOR International, Inc. (a)	38,594	636,415
Enerpac Tool Group Corp.	108,996	1,943,399
EnPro Industries, Inc.	38,954	3,310,311
ESCO Technologies, Inc.	48,419	3,555,891
Federal Signal Corp.	113,503	4,235,932
Franklin Electric Co., Inc.	72,783	5,947,099
Greenbrier Cos., Inc.	60,888	1,477,752
Hillenbrand, Inc.	129,966	4,772,352
John Bean Technologies Corp.	59,646	5,129,556
Lindsay Corp.	20,555	2,945,120
Mueller Industries, Inc.	106,147	6,309,378
Proto Labs, Inc. (a)	51,387	1,872,028
SPX Technologies, Inc. (a)	84,617	4,672,551
Standex International Corp.	22,470	1,834,675
Tennant Co.	34,745	1,965,177
Titan International, Inc. (a)	95,448	1,158,739
Trinity Industries, Inc.	153,906	3,285,893
Wabash National Corp.	91,140	1,418,138
		67,433,268
MARINE — 0.3%
Matson, Inc.	72,959	4,488,438
MEDIA — 0.6%
AMC Networks, Inc. Class A (a)	52,403	1,063,781
EW Scripps Co. Class A (a) (b)	108,147	1,218,817
Gannett Co., Inc. (a)	263,010	402,405
Scholastic Corp.	56,647	1,742,462
TechTarget, Inc. (a)	50,509	2,990,133
Thryv Holdings, Inc. (a)	57,427	1,311,058
		8,728,656
METALS & MINING — 1.8%
Arconic Corp. (a)	192,619	3,282,228
ATI, Inc. (a)	243,202	6,471,605
Carpenter Technology Corp. (b)	90,614	2,821,720
Century Aluminum Co. (a)	96,090	507,355
Compass Minerals International, Inc.	63,875	2,461,104
Haynes International, Inc. (b)	23,286	817,804
Kaiser Aluminum Corp.	29,807	1,828,660
Materion Corp.	38,438	3,075,040
Olympic Steel, Inc.	17,654	402,688
SunCoke Energy, Inc.	155,661	904,390
TimkenSteel Corp. (a)	77,038	1,154,800
Security Description	Shares	Value
Warrior Met Coal, Inc.	96,932	$2,756,746
		26,484,140
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc. REIT	242,577	2,013,389
ARMOUR Residential REIT, Inc.	214,805	1,046,100
Ellington Financial, Inc. REIT (b)	106,688	1,213,043
Franklin BSP Realty Trust, Inc. REIT	156,681	1,687,454
Granite Point Mortgage Trust, Inc. REIT	97,962	630,875
Invesco Mortgage Capital, Inc. REIT (b)	61,835	686,369
KKR Real Estate Finance Trust, Inc. REIT (b)	109,113	1,773,086
New York Mortgage Trust, Inc. REIT (b)	708,094	1,656,940
PennyMac Mortgage Investment Trust REIT (b)	169,866	2,001,022
Ready Capital Corp. REIT (b)	190,936	1,936,091
Redwood Trust, Inc. REIT (b)	218,802	1,255,924
Two Harbors Investment Corp. REIT	644,304	2,139,089
		18,039,382
MULTI-UTILITIES — 0.4%
Avista Corp.	136,625	5,061,956
Unitil Corp.	29,971	1,392,153
		6,454,109
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	54,158	845,406
OIL, GAS & CONSUMABLE FUELS — 2.9%
Callon Petroleum Co. (a)	96,086	3,363,971
Civitas Resources, Inc.	97,122	5,573,832
CONSOL Energy, Inc.	60,775	3,909,048
Dorian LPG, Ltd.	59,337	805,203
Green Plains, Inc. (a)	108,956	3,167,351
Laredo Petroleum, Inc. (a)	32,103	2,017,673
Par Pacific Holdings, Inc. (a)	103,795	1,703,276
PBF Energy, Inc. Class A (a)	200,903	7,063,749
Ranger Oil Corp. Class A	37,122	1,167,487
REX American Resources Corp. (a)	29,351	819,480
SM Energy Co.	229,511	8,631,909
Talos Energy, Inc. (a)	122,322	2,036,661
World Fuel Services Corp.	116,115	2,721,736
		42,981,376
PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (a)	31,219	1,173,834
Mercer International, Inc.	75,364	926,977
Sylvamo Corp.	62,033	2,102,919
		4,203,730

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.9%
Edgewell Personal Care Co.	97,255	$3,637,337
elf Beauty, Inc. (a)	93,183	3,505,544
Inter Parfums, Inc.	33,411	2,521,194
Medifast, Inc.	20,621	2,234,492
USANA Health Sciences, Inc. (a)	20,810	1,166,401
		13,064,968
PHARMACEUTICALS — 1.8%
Amphastar Pharmaceuticals, Inc. (a)	71,398	2,006,284
ANI Pharmaceuticals, Inc. (a)	22,584	725,850
Cara Therapeutics, Inc. (a)	79,769	746,638
Collegium Pharmaceutical, Inc. (a)	64,292	1,029,958
Corcept Therapeutics, Inc. (a)	178,410	4,574,432
Harmony Biosciences Holdings, Inc. (a)	55,469	2,456,722
Innoviva, Inc. (a)	117,434	1,363,409
Nektar Therapeutics (a)	352,194	1,127,021
Pacira BioSciences, Inc. (a)	85,822	4,564,872
Phibro Animal Health Corp. Class A	37,903	503,731
Prestige Consumer Healthcare, Inc. (a)	93,334	4,650,833
Supernus Pharmaceuticals, Inc. (a)	100,390	3,398,201
		27,147,951
PROFESSIONAL SERVICES — 1.2%
Exponent, Inc.	95,757	8,395,016
Forrester Research, Inc. (a)	20,743	746,955
Heidrick & Struggles International, Inc.	36,884	958,615
Kelly Services, Inc. Class A	64,577	877,601
Korn Ferry (b)	102,210	4,798,760
Resources Connection, Inc.	58,265	1,052,849
TrueBlue, Inc. (a)	61,234	1,168,345
		17,998,141
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Anywhere Real Estate, Inc. (a)	214,402	1,738,800
Douglas Elliman, Inc.	125,947	516,383
Marcus & Millichap, Inc.	46,524	1,525,057
RE/MAX Holdings, Inc. Class A	34,959	661,075
St. Joe Co.	62,646	2,006,551
		6,447,866
ROAD & RAIL — 0.4%
ArcBest Corp.	45,869	3,336,052
Heartland Express, Inc.	86,978	1,244,655
Marten Transport, Ltd.	107,890	2,067,173
		6,647,880
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Alpha & Omega Semiconductor, Ltd. (a)	41,089	1,263,898
Security Description	Shares	Value
Axcelis Technologies, Inc. (a)	61,846	$3,745,394
CEVA, Inc. (a)	43,387	1,138,041
Cohu, Inc. (a)	90,487	2,332,755
Diodes, Inc. (a)	85,128	5,525,658
FormFactor, Inc. (a)	144,701	3,624,760
Ichor Holdings, Ltd. (a)	54,091	1,309,543
Kulicke & Soffa Industries, Inc. (b)	108,676	4,187,286
MaxLinear, Inc. (a)	134,914	4,400,895
Onto Innovation, Inc. (a)	93,037	5,959,020
PDF Solutions, Inc. (a)	55,266	1,355,675
Photronics, Inc. (a)	115,178	1,683,902
Rambus, Inc. (a)	206,897	5,259,322
SMART Global Holdings, Inc. (a)	93,650	1,486,226
Ultra Clean Holdings, Inc. (a)	85,007	2,188,930
Veeco Instruments, Inc. (a)	96,204	1,762,457
		47,223,762
SOFTWARE — 2.5%
8x8, Inc. (a)	223,432	770,840
A10 Networks, Inc.	124,213	1,648,306
Agilysys, Inc. (a)	36,980	2,046,843
Alarm.com Holdings, Inc. (a)	93,125	6,040,087
Cerence, Inc. (a)	73,592	1,159,074
Consensus Cloud Solutions, Inc. (a)	33,057	1,563,596
Digital Turbine, Inc. (a)	167,527	2,414,064
Ebix, Inc. (b)	43,972	834,149
InterDigital, Inc. (b)	55,574	2,246,301
LivePerson, Inc. (a)	130,141	1,225,928
LiveRamp Holdings, Inc. (a)	125,941	2,287,089
OneSpan, Inc. (a)	65,501	563,964
Progress Software Corp.	81,545	3,469,740
SPS Commerce, Inc. (a)	67,398	8,372,854
Xperi Holding Corp.	195,426	2,763,324
		37,406,159
SPECIALTY RETAIL — 4.6%
Aaron's Co., Inc.	58,171	565,422
Abercrombie & Fitch Co. Class A (a)	94,257	1,465,696
Academy Sports & Outdoors, Inc.	159,325	6,720,328
American Eagle Outfitters, Inc.	295,570	2,875,896
America's Car-Mart, Inc. (a)	11,126	678,909
Asbury Automotive Group, Inc. (a)	41,444	6,262,188
Bed Bath & Beyond, Inc. (a)	130,254	793,247
Boot Barn Holdings, Inc. (a)	55,819	3,263,179
Buckle, Inc.	55,256	1,749,405
Caleres, Inc.	68,823	1,666,893
Cato Corp. Class A	30,192	288,032
Chico's FAS, Inc. (a)	233,466	1,129,975
Children's Place, Inc. (a)	24,421	754,365
Conn's, Inc. (a)	23,702	167,810
Designer Brands, Inc. Class A	105,605	1,616,813

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Genesco, Inc. (a)	24,427	$960,470
Group 1 Automotive, Inc. (b)	29,534	4,219,523
Guess?, Inc.	62,422	915,731
Haverty Furniture Cos., Inc. (b)	25,016	622,898
Hibbett, Inc.	23,131	1,152,155
Leslie's, Inc. (a)	276,528	4,067,727
LL Flooring Holdings, Inc. (a)	55,485	384,511
MarineMax, Inc. (a)	40,212	1,197,915
Monro, Inc.	60,352	2,622,898
National Vision Holdings, Inc. (a)	147,681	4,821,785
ODP Corp. (a)	80,282	2,821,912
Rent-A-Center, Inc.	99,873	1,748,776
Sally Beauty Holdings, Inc. (a)	200,729	2,529,185
Shoe Carnival, Inc. (b)	32,309	692,705
Signet Jewelers, Ltd.	87,050	4,978,390
Sleep Number Corp. (a)	41,211	1,393,344
Sonic Automotive, Inc. Class A (b)	34,696	1,502,337
Urban Outfitters, Inc. (a)	112,896	2,218,406
Zumiez, Inc. (a)	29,113	626,803
		69,475,629
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a)	244,608	1,951,972
Avid Technology, Inc. (a)	63,600	1,479,336
Corsair Gaming, Inc. (a)	71,695	813,738
Diebold Nixdorf, Inc. (a)	139,035	339,245
		4,584,291
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
G-III Apparel Group, Ltd. (a)	81,082	1,212,176
Kontoor Brands, Inc. (b)	92,445	3,107,076
Movado Group, Inc.	29,920	843,146
Oxford Industries, Inc. (b)	28,032	2,516,713
Steven Madden, Ltd.	138,933	3,705,343
Unifi, Inc. (a)	24,011	228,345
Wolverine World Wide, Inc.	147,691	2,272,964
		13,885,763
THRIFTS & MORTGAGE FINANCE — 2.4%
Axos Financial, Inc. (a)	99,565	3,408,110
Capitol Federal Financial, Inc.	242,492	2,012,684
Flagstar Bancorp, Inc.	99,760	3,331,984
Mr Cooper Group, Inc. (a)	134,089	5,430,605
NMI Holdings, Inc. Class A (a)	158,911	3,237,017
Northfield Bancorp, Inc.	79,916	1,143,598
Northwest Bancshares, Inc.	238,014	3,215,569
Provident Financial Services, Inc.	140,734	2,744,313
TrustCo Bank Corp.	34,920	1,097,186
Walker & Dunlop, Inc.	57,611	4,823,769
WSFS Financial Corp.	118,896	5,523,908
		35,968,743
TOBACCO — 0.3%
Universal Corp. (b)	45,972	2,116,551
Security Description	Shares	Value
Vector Group, Ltd.	247,047	$2,176,484
		4,293,035
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Applied Industrial Technologies, Inc.	71,946	7,394,610
Boise Cascade Co.	73,987	4,399,267
DXP Enterprises, Inc. (a)	29,558	699,933
GMS, Inc. (a)	80,047	3,202,681
NOW, Inc. (a)	207,306	2,083,425
Veritiv Corp. (a)	26,122	2,553,948
		20,333,864
WATER UTILITIES — 0.9%
American States Water Co.	69,195	5,393,750
California Water Service Group	101,747	5,361,049
Middlesex Water Co.	32,978	2,545,902
		13,300,701
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	123,029	1,491,111
Shenandoah Telecommunications Co.	93,612	1,593,276
Telephone & Data Systems, Inc.	186,405	2,591,030
		5,675,417
TOTAL COMMON STOCKS (Cost $1,695,899,509)		1,501,300,156
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (d) (e)	1,238,165	1,238,413
State Street Navigator Securities Lending Portfolio II (f) (g)	78,897,673	78,897,673
TOTAL SHORT-TERM INVESTMENTS (Cost $80,136,046)		80,136,086
TOTAL INVESTMENTS — 105.2% (Cost $1,776,035,555)		1,581,436,242
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(78,043,494)
NET ASSETS — 100.0%		$1,503,392,748
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,501,300,156	$—	$—	$1,501,300,156
Short-Term Investments	80,136,086	—	—	80,136,086
TOTAL INVESTMENTS	$1,581,436,242	$—	$—	$1,581,436,242

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	988,117	$988,018	$20,563,287	$20,313,200	$263	$45	1,238,165	$1,238,413	$9,668
State Street Navigator Securities Lending Portfolio II	64,945,588	64,945,588	183,622,502	169,670,418	—	—	78,897,673	78,897,673	58,510
Total		$65,933,606	$204,185,789	$189,983,618	$263	$45		$80,136,086	$68,178
See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.1%
Triumph Group, Inc. (a)	269	$2,311
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	112	10,704
Forward Air Corp.	118	10,651
		21,355
AIRLINES — 0.4%
Allegiant Travel Co. (a)	65	4,744
SkyWest, Inc. (a)	218	3,544
		8,288
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	472	3,224
Gentherm, Inc. (a)	141	7,012
LCI Industries	108	10,958
Motorcar Parts of America, Inc. (a)	70	1,065
Patrick Industries, Inc.	96	4,208
Standard Motor Products, Inc.	80	2,600
		29,067
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	140	7,449
BANKS — 12.5%
Ameris Bancorp	285	12,742
Banc of California, Inc.	252	4,025
Bancorp, Inc. (a)	252	5,539
BankUnited, Inc.	337	11,515
Banner Corp.	150	8,862
Berkshire Hills Bancorp, Inc.	194	5,296
Central Pacific Financial Corp.	116	2,400
City Holding Co.	64	5,676
Community Bank System, Inc.	232	13,939
Customers Bancorp, Inc. (a)	132	3,891
Eagle Bancorp, Inc.	141	6,320
FB Financial Corp.	151	5,770
First BanCorp	824	11,272
First Financial Bancorp	417	8,790
First Hawaiian, Inc.	552	13,596
Hanmi Financial Corp.	124	2,936
Heritage Financial Corp.	144	3,812
Hilltop Holdings, Inc.	205	5,094
HomeStreet, Inc.	84	2,420
Hope Bancorp, Inc.	521	6,586
Independent Bank Corp.	199	14,832
Independent Bank Group, Inc.	153	9,393
Lakeland Financial Corp.	109	7,936
National Bank Holdings Corp. Class A	124	4,587
NBT Bancorp, Inc.	180	6,831
OFG Bancorp	208	5,227
Pacific Premier Bancorp, Inc.	415	12,848
Park National Corp.	61	7,593
Pathward Financial, Inc.	125	4,120
S&T Bancorp, Inc.	164	4,807
Security Description	Shares	Value
Seacoast Banking Corp. of Florida	266	$8,041
ServisFirst Bancshares, Inc.	213	17,040
Simmons First National Corp. Class A	554	12,072
Southside Bancshares, Inc.	135	4,774
Tompkins Financial Corp.	57	4,139
Triumph Bancorp, Inc. (a)	101	5,489
Trustmark Corp.	266	8,148
Veritex Holdings, Inc.	239	6,355
Westamerica BanCorp	118	6,170
		290,883
BEVERAGES — 0.3%
MGP Ingredients, Inc.	68	7,219
BIOTECHNOLOGY — 3.3%
Anika Therapeutics, Inc. (a)	60	1,428
Avid Bioservices, Inc. (a)	276	5,277
Coherus Biosciences, Inc. (a)	264	2,537
Cytokinetics, Inc. (a)	402	19,477
Eagle Pharmaceuticals, Inc. (a)	48	1,268
Emergent BioSolutions, Inc. (a)	194	4,072
Enanta Pharmaceuticals, Inc. (a)	90	4,668
iTeos Therapeutics, Inc. (a)	114	2,172
Ligand Pharmaceuticals, Inc. (a)	71	6,114
Myriad Genetics, Inc. (a)	345	6,583
Organogenesis Holdings, Inc. (a)	256	829
REGENXBIO, Inc. (a)	156	4,123
uniQure NV (a)	187	3,508
Vanda Pharmaceuticals, Inc. (a)	232	2,292
Vericel Corp. (a)	204	4,733
Xencor, Inc. (a)	260	6,755
		75,836
BUILDING PRODUCTS — 2.1%
AAON, Inc.	182	9,806
PGT Innovations, Inc. (a)	263	5,513
Quanex Building Products Corp.	151	2,742
Resideo Technologies, Inc. (a)	631	12,027
UFP Industries, Inc.	265	19,122
		49,210
CAPITAL MARKETS — 1.3%
Blucora, Inc. (a)	200	3,868
Brightsphere Investment Group, Inc.	148	2,207
Donnelley Financial Solutions, Inc. (a)	115	4,251
Piper Sandler Cos.	60	6,284
StoneX Group, Inc. (a)	74	6,138
Virtus Investment Partners, Inc.	29	4,626
WisdomTree Investments, Inc.	448	2,097
		29,471
CHEMICALS — 4.1%
AdvanSix, Inc.	116	3,724
American Vanguard Corp.	135	2,524
Balchem Corp.	139	16,900
Hawkins, Inc.	76	2,963
HB Fuller Co.	227	13,643
Innospec, Inc.	108	9,252

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Koppers Holdings, Inc.	88	$1,829
Livent Corp. (a)	779	23,876
Quaker Chemical Corp.	58	8,374
Stepan Co.	93	8,711
Trinseo PLC	153	2,803
		94,599
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	292	11,163
Brady Corp. Class A	201	8,388
CoreCivic, Inc. REIT (a)	500	4,420
Deluxe Corp.	176	2,930
Harsco Corp. (a)	328	1,227
Healthcare Services Group, Inc.	323	3,905
HNI Corp.	184	4,878
Interface, Inc.	244	2,193
KAR Auction Services, Inc. (a)	519	5,797
Matthews International Corp. Class A	125	2,801
Pitney Bowes, Inc.	684	1,594
Viad Corp. (a)	84	2,653
		51,949
COMMUNICATIONS EQUIPMENT — 2.1%
ADTRAN Holdings, Inc.	313	6,128
Digi International, Inc. (a)	156	5,393
Extreme Networks, Inc. (a)	564	7,371
Harmonic, Inc. (a)	455	5,947
NETGEAR, Inc. (a)	120	2,405
NetScout Systems, Inc. (a)	299	9,365
Viavi Solutions, Inc. (a)	975	12,724
		49,333
CONSTRUCTION & ENGINEERING — 1.4%
Comfort Systems USA, Inc.	154	14,989
Granite Construction, Inc.	195	4,951
MYR Group, Inc. (a)	75	6,355
NV5 Global, Inc. (a)	52	6,438
		32,733
CONSUMER FINANCE — 0.9%
Encore Capital Group, Inc. (a)	104	4,730
Enova International, Inc. (a)	143	4,186
Green Dot Corp. Class A (a)	216	4,100
PRA Group, Inc. (a)	168	5,520
World Acceptance Corp. (a)	17	1,646
		20,182
DIVERSIFIED CONSUMER SERVICES — 0.6%
Adtalem Global Education, Inc. (a)	199	7,253
Strategic Education, Inc.	98	6,018
WW International, Inc. (a)	206	810
		14,081
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Consolidated Communications Holdings, Inc. (a)	296	1,231
ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	104	3,797
Security Description	Shares	Value
Encore Wire Corp.	83	$9,590
Powell Industries, Inc.	36	759
		14,146
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Arlo Technologies, Inc. (a)	343	1,592
Badger Meter, Inc.	128	11,826
CTS Corp.	135	5,623
Fabrinet (a)	160	15,272
FARO Technologies, Inc. (a)	76	2,085
Insight Enterprises, Inc. (a)	132	10,878
Itron, Inc. (a)	197	8,296
Knowles Corp. (a)	381	4,637
Methode Electronics, Inc.	158	5,870
OSI Systems, Inc. (a)	69	4,972
Plexus Corp. (a)	117	10,244
Rogers Corp. (a)	80	19,350
ScanSource, Inc. (a)	104	2,747
		103,392
ENERGY EQUIPMENT & SERVICES — 1.9%
Archrock, Inc.	594	3,814
Bristow Group, Inc. (a)	94	2,208
Core Laboratories NV	194	2,615
DMC Global, Inc. (a)	76	1,214
Helix Energy Solutions Group, Inc. (a)	588	2,270
Helmerich & Payne, Inc.	459	16,969
Nabors Industries, Ltd. (a)	40	4,058
Patterson-UTI Energy, Inc.	945	11,038
		44,186
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a)	450	5,449
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.8%
Acadia Realty Trust REIT	418	5,275
Agree Realty Corp. REIT	343	23,180
American Assets Trust, Inc. REIT	217	5,581
Armada Hoffler Properties, Inc. REIT	297	3,083
Brandywine Realty Trust REIT	721	4,867
CareTrust REIT, Inc.	423	7,661
Centerspace REIT	67	4,510
Chatham Lodging Trust REIT (a)	200	1,974
Community Healthcare Trust, Inc. REIT	95	3,111
DiamondRock Hospitality Co. REIT	885	6,646
Diversified Healthcare Trust REIT	988	978
Easterly Government Properties, Inc. REIT	389	6,135
Essential Properties Realty Trust, Inc. REIT	623	12,117
GEO Group, Inc. REIT (a)	508	3,912
Getty Realty Corp. REIT	177	4,760
Hersha Hospitality Trust Class A REIT	136	1,085
Innovative Industrial Properties, Inc. REIT	123	10,885
iStar, Inc. REIT	363	3,361
LTC Properties, Inc. REIT	182	6,816
Office Properties Income Trust REIT	200	2,810

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Retail Opportunity Investments Corp. REIT	521	$7,169
RPT Realty REIT	348	2,631
Safehold, Inc. REIT	68	1,799
SITE Centers Corp. REIT	787	8,429
Summit Hotel Properties, Inc. REIT	440	2,957
Tanger Factory Outlet Centers, Inc. REIT	453	6,197
Uniti Group, Inc. REIT	992	6,894
Universal Health Realty Income Trust REIT	51	2,204
Urban Edge Properties REIT	520	6,937
Veris Residential, Inc. REIT (a)	326	3,707
Washington Real Estate Investment Trust	378	6,638
Whitestone REIT	192	1,624
Xenia Hotels & Resorts, Inc. REIT	480	6,619
		182,552
FOOD & STAPLES RETAILING — 0.8%
PriceSmart, Inc.	111	6,393
SpartanNash Co.	148	4,295
United Natural Foods, Inc. (a)	257	8,833
		19,521
FOOD PRODUCTS — 2.7%
Calavo Growers, Inc.	72	2,286
Cal-Maine Foods, Inc.	167	9,284
Fresh Del Monte Produce, Inc.	136	3,161
Hostess Brands, Inc. (a)	592	13,758
J & J Snack Foods Corp.	65	8,416
John B Sanfilippo & Son, Inc.	36	2,726
Seneca Foods Corp. Class A (a)	26	1,311
Simply Good Foods Co. (a)	370	11,836
TreeHouse Foods, Inc. (a)	212	8,993
		61,771
GAS UTILITIES — 1.0%
Northwest Natural Holding Co.	154	6,681
South Jersey Industries, Inc.	522	17,445
		24,126
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
AngioDynamics, Inc. (a)	160	3,273
Avanos Medical, Inc. (a)	196	4,269
CONMED Corp.	129	10,342
Glaukos Corp. (a)	202	10,754
Inogen, Inc. (a)	113	2,744
Merit Medical Systems, Inc. (a)	241	13,619
OraSure Technologies, Inc. (a)	296	1,122
Orthofix Medical, Inc. (a)	80	1,529
Surmodics, Inc. (a)	56	1,702
Varex Imaging Corp. (a)	183	3,869
		53,223
HEALTH CARE PROVIDERS & SERVICES — 4.7%
Addus HomeCare Corp. (a)	69	6,572
AMN Healthcare Services, Inc. (a)	188	19,920
Community Health Systems, Inc. (a)	551	1,185
CorVel Corp. (a)	40	5,537
Security Description	Shares	Value
Covetrus, Inc. (a)	447	$9,333
Cross Country Healthcare, Inc. (a)	163	4,624
Ensign Group, Inc.	241	19,160
Fulgent Genetics, Inc. (a)	85	3,240
Hanger, Inc. (a)	147	2,752
ModivCare, Inc. (a)	54	5,383
Owens & Minor, Inc.	326	7,857
Pediatrix Medical Group, Inc. (a)	371	6,125
RadNet, Inc. (a)	206	4,192
Select Medical Holdings Corp.	437	9,658
US Physical Therapy, Inc.	54	4,105
		109,643
HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	489	7,447
Computer Programs & Systems, Inc. (a)	60	1,673
NextGen Healthcare, Inc. (a)	236	4,177
		13,297
HOTELS, RESTAURANTS & LEISURE — 1.8%
BJ's Restaurants, Inc. (a)	108	2,576
Bloomin' Brands, Inc.	379	6,947
Brinker International, Inc. (a)	188	4,696
Cheesecake Factory, Inc.	216	6,324
Dine Brands Global, Inc.	72	4,576
Jack in the Box, Inc.	91	6,740
Ruth's Hospitality Group, Inc.	132	2,226
Shake Shack, Inc. Class A (a)	165	7,422
		41,507
HOUSEHOLD DURABLES — 2.5%
Cavco Industries, Inc. (a)	36	7,407
Century Communities, Inc.	125	5,348
Ethan Allen Interiors, Inc.	92	1,945
Installed Building Products, Inc.	104	8,423
iRobot Corp. (a)	121	6,816
La-Z-Boy, Inc.	184	4,153
LGI Homes, Inc. (a)	89	7,242
MDC Holdings, Inc.	243	6,663
Sonos, Inc. (a)	545	7,575
Tupperware Brands Corp. (a)	204	1,336
Universal Electronics, Inc. (a)	56	1,102
		58,010
INSURANCE — 2.8%
Ambac Financial Group, Inc. (a)	192	2,448
American Equity Investment Life Holding Co.	311	11,597
AMERISAFE, Inc.	80	3,738
Assured Guaranty, Ltd.	271	13,130
Genworth Financial, Inc. Class A (a)	2,196	7,686
Horace Mann Educators Corp.	175	6,176
ProAssurance Corp.	226	4,409
Stewart Information Services Corp.	112	4,888
Trupanion, Inc. (a)	148	8,796
United Fire Group, Inc.	88	2,528
		65,396

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.2%
Cars.com, Inc. (a)	263	$3,025
QuinStreet, Inc. (a)	208	2,184
		5,209
INTERNET & DIRECT MARKETING RETAIL — 0.1%
Liquidity Services, Inc. (a)	104	1,691
PetMed Express, Inc.	79	1,542
		3,233
IT SERVICES — 1.1%
EVERTEC, Inc.	290	9,092
Perficient, Inc. (a)	150	9,753
TTEC Holdings, Inc.	78	3,456
Unisys Corp. (a)	298	2,250
		24,551
MACHINERY — 4.6%
Alamo Group, Inc.	44	5,380
Astec Industries, Inc.	104	3,244
Enerpac Tool Group Corp.	248	4,422
EnPro Industries, Inc.	88	7,478
Federal Signal Corp.	264	9,852
Franklin Electric Co., Inc.	166	13,564
Greenbrier Cos., Inc.	136	3,301
Hillenbrand, Inc.	301	11,053
John Bean Technologies Corp.	139	11,954
Lindsay Corp.	46	6,591
Proto Labs, Inc. (a)	117	4,262
SPX Technologies, Inc. (a)	194	10,713
Standex International Corp.	53	4,327
Tennant Co.	81	4,581
Titan International, Inc. (a)	212	2,574
Wabash National Corp.	204	3,174
		106,470
MARINE — 0.5%
Matson, Inc.	171	10,520
MEDIA — 0.7%
EW Scripps Co. Class A (a)	236	2,660
Scholastic Corp.	135	4,153
TechTarget, Inc. (a)	115	6,808
Thryv Holdings, Inc. (a)	126	2,876
		16,497
METALS & MINING — 1.4%
Arconic Corp. (a)	450	7,668
Century Aluminum Co. (a)	226	1,193
Compass Minerals International, Inc.	150	5,780
Haynes International, Inc.	52	1,826
Kaiser Aluminum Corp.	67	4,111
Olympic Steel, Inc.	37	844
SunCoke Energy, Inc.	344	1,999
TimkenSteel Corp. (a)	168	2,518
Warrior Met Coal, Inc.	223	6,342
		32,281
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.0%
Ellington Financial, Inc. REIT	241	$2,740
Franklin BSP Realty Trust, Inc. REIT	370	3,985
Invesco Mortgage Capital, Inc. REIT	128	1,421
New York Mortgage Trust, Inc. REIT	1,587	3,714
PennyMac Mortgage Investment Trust REIT	378	4,453
Redwood Trust, Inc. REIT	522	2,996
Two Harbors Investment Corp. REIT	1,444	4,794
		24,103
MULTI-UTILITIES — 0.5%
Avista Corp.	317	11,745
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	136	2,123
OIL, GAS & CONSUMABLE FUELS — 2.0%
Green Plains, Inc. (a)	254	7,384
Laredo Petroleum, Inc. (a)	71	4,462
Par Pacific Holdings, Inc. (a)	233	3,824
SM Energy Co.	534	20,084
Talos Energy, Inc. (a)	292	4,862
World Fuel Services Corp.	276	6,469
		47,085
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	68	2,557
PERSONAL PRODUCTS — 1.1%
Edgewell Personal Care Co.	226	8,453
elf Beauty, Inc. (a)	222	8,352
Medifast, Inc.	48	5,201
USANA Health Sciences, Inc. (a)	48	2,690
		24,696
PHARMACEUTICALS — 1.1%
Amphastar Pharmaceuticals, Inc. (a)	171	4,805
Cara Therapeutics, Inc. (a)	171	1,601
Collegium Pharmaceutical, Inc. (a)	144	2,307
Innoviva, Inc. (a)	255	2,961
Nektar Therapeutics (a)	842	2,694
Phibro Animal Health Corp. Class A	84	1,116
Prestige Consumer Healthcare, Inc. (a)	215	10,713
		26,197
PROFESSIONAL SERVICES — 0.8%
Forrester Research, Inc. (a)	47	1,693
Heidrick & Struggles International, Inc.	80	2,079
Kelly Services, Inc. Class A	148	2,011
Korn Ferry	231	10,846
TrueBlue, Inc. (a)	143	2,728
		19,357
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Anywhere Real Estate, Inc. (a)	508	4,120
ROAD & RAIL — 0.4%
ArcBest Corp.	105	7,637

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Heartland Express, Inc.	192	$2,747
		10,384
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Axcelis Technologies, Inc. (a)	141	8,539
CEVA, Inc. (a)	102	2,675
Cohu, Inc. (a)	216	5,569
Diodes, Inc. (a)	197	12,787
FormFactor, Inc. (a)	326	8,166
Ichor Holdings, Ltd. (a)	116	2,808
Kulicke & Soffa Industries, Inc.	255	9,825
Onto Innovation, Inc. (a)	215	13,771
PDF Solutions, Inc. (a)	124	3,042
Rambus, Inc. (a)	476	12,100
Veeco Instruments, Inc. (a)	212	3,884
		83,166
SOFTWARE — 2.6%
8x8, Inc. (a)	517	1,784
Agilysys, Inc. (a)	89	4,926
Alarm.com Holdings, Inc. (a)	211	13,685
Cerence, Inc. (a)	171	2,693
Ebix, Inc.	100	1,897
InterDigital, Inc.	134	5,416
LivePerson, Inc. (a)	280	2,638
OneSpan, Inc. (a)	144	1,240
Progress Software Corp.	183	7,787
SPS Commerce, Inc. (a)	154	19,131
		61,197
SPECIALTY RETAIL — 4.2%
Aaron's Co., Inc.	142	1,380
Abercrombie & Fitch Co. Class A (a)	217	3,374
America's Car-Mart, Inc. (a)	27	1,648
Asbury Automotive Group, Inc. (a)	94	14,203
Bed Bath & Beyond, Inc. (a)	328	1,998
Boot Barn Holdings, Inc. (a)	132	7,717
Buckle, Inc.	133	4,211
Caleres, Inc.	160	3,875
Chico's FAS, Inc. (a)	508	2,459
Children's Place, Inc. (a)	56	1,730
Group 1 Automotive, Inc.	69	9,858
Guess?, Inc.	160	2,347
Hibbett, Inc.	55	2,740
MarineMax, Inc. (a)	99	2,949
Monro, Inc.	142	6,171
ODP Corp. (a)	190	6,678
Rent-A-Center, Inc.	232	4,062
Sally Beauty Holdings, Inc. (a)	468	5,897
Signet Jewelers, Ltd.	204	11,667
Sleep Number Corp. (a)	99	3,347
		98,311
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Kontoor Brands, Inc.	219	$7,361
Movado Group, Inc.	64	1,803
Steven Madden, Ltd.	314	8,374
Unifi, Inc. (a)	56	533
Wolverine World Wide, Inc.	346	5,325
		23,396
THRIFTS & MORTGAGE FINANCE — 1.8%
Mr Cooper Group, Inc. (a)	310	12,555
Northfield Bancorp, Inc.	180	2,576
Northwest Bancshares, Inc.	560	7,565
Provident Financial Services, Inc.	320	6,240
WSFS Financial Corp.	278	12,916
		41,852
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Applied Industrial Technologies, Inc.	167	17,164
Boise Cascade Co.	173	10,287
NOW, Inc. (a)	481	4,834
Veritiv Corp. (a)	59	5,768
		38,053
WATER UTILITIES — 1.1%
American States Water Co.	158	12,316
California Water Service Group	238	12,540
		24,856
TOTAL COMMON STOCKS (Cost $2,908,691)		2,323,375
SHORT-TERM INVESTMENT — 0.2%
State Street ESG Liquid Reserves Fund, Premier Class 2.99% (b) (c) (Cost $5,816)	5,814	5,816
TOTAL INVESTMENTS — 100.0% (Cost $2,914,507)		2,329,191
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(958)
NET ASSETS — 100.0%		$2,328,233
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.
(d)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,323,375	$—	$—	$2,323,375
Short-Term Investment	5,816	—	—	5,816
TOTAL INVESTMENTS	$2,329,191	$—	$—	$2,329,191

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street ESG Liquid Reserves Fund, Premier Class	344	$344	$26,909	$21,437	$—	$—	5,614	$5,816	$15
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.9%
Aerojet Rocketdyne Holdings, Inc. (a)	208,554	$8,340,074
AeroVironment, Inc. (a)	70,730	5,896,053
Park Aerospace Corp.	41,059	453,291
Triumph Group, Inc. (a)	345,859	2,970,929
		17,660,347
AIR FREIGHT & LOGISTICS — 0.6%
Forward Air Corp.	141,210	12,745,615
AIRLINES — 0.1%
Sun Country Airlines Holdings, Inc. (a)	103,282	1,405,668
AUTO COMPONENTS — 1.8%
Dorman Products, Inc. (a)	98,937	8,124,706
Gentherm, Inc. (a)	173,010	8,603,787
LCI Industries (b)	89,492	9,079,858
Patrick Industries, Inc.	52,339	2,294,542
XPEL, Inc. (a)	102,817	6,625,528
		34,728,421
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	84,730	4,508,483
BANKS — 9.6%
Ameris Bancorp	195,169	8,726,006
Banc of California, Inc.	130,026	2,076,515
BancFirst Corp.	48,204	4,312,812
Bancorp, Inc. (a)	298,689	6,565,184
Banner Corp.	78,298	4,625,846
Brookline Bancorp, Inc.	180,746	2,105,691
CBTX, Inc.	49,600	1,450,800
Central Pacific Financial Corp.	90,172	1,865,659
City Holding Co.	38,083	3,377,581
Community Bank System, Inc.	131,140	7,878,891
Customers Bancorp, Inc. (a)	162,785	4,798,902
Dime Community Bancshares, Inc.	82,754	2,423,037
Eagle Bancorp, Inc.	100,956	4,524,848
FB Financial Corp.	87,218	3,332,600
First BanCorp (c)	988,905	13,528,220
First BanCorp (c)	93,553	3,422,169
First Commonwealth Financial Corp.	274,863	3,529,241
Hanmi Financial Corp.	88,737	2,101,292
Hilltop Holdings, Inc.	121,785	3,026,357
HomeStreet, Inc.	92,548	2,666,308
Independent Bank Corp.	101,117	7,536,250
Lakeland Financial Corp.	132,574	9,652,713
National Bank Holdings Corp. Class A	92,452	3,419,800
OFG Bancorp	127,008	3,191,711
Pacific Premier Bancorp, Inc.	217,805	6,743,243
Park National Corp.	47,499	5,912,676
Pathward Financial, Inc.	154,477	5,091,562
Preferred Bank	72,932	4,757,354
Security Description	Shares	Value
Seacoast Banking Corp. of Florida	167,644	$5,067,878
ServisFirst Bancshares, Inc.	255,960	20,476,800
Southside Bancshares, Inc.	100,278	3,545,830
Tompkins Financial Corp.	28,752	2,087,970
Triumph Bancorp, Inc. (a)	120,613	6,555,317
United Community Banks, Inc.	354,511	11,734,314
Veritex Holdings, Inc.	286,058	7,606,282
		189,717,659
BEVERAGES — 0.6%
MGP Ingredients, Inc.	80,874	8,585,584
National Beverage Corp.	70,579	2,720,114
		11,305,698
BIOTECHNOLOGY — 5.5%
Anika Therapeutics, Inc. (a)	40,233	957,545
Arcus Biosciences, Inc. (a)	272,557	7,130,091
Avid Bioservices, Inc. (a)	321,878	6,154,307
Catalyst Pharmaceuticals, Inc. (a)	495,968	6,363,269
Coherus Biosciences, Inc. (a)	345,046	3,315,892
Cytokinetics, Inc. (a)	492,714	23,871,993
Dynavax Technologies Corp. (a)	623,190	6,506,104
Eagle Pharmaceuticals, Inc. (a)	28,979	765,625
Enanta Pharmaceuticals, Inc. (a)	60,902	3,158,987
Ironwood Pharmaceuticals, Inc. (a)	523,675	5,425,273
iTeos Therapeutics, Inc. (a)	127,444	2,427,808
Ligand Pharmaceuticals, Inc. (a)	84,119	7,243,487
Myriad Genetics, Inc. (a)	222,630	4,247,780
Organogenesis Holdings, Inc. (a)	361,044	1,169,783
REGENXBIO, Inc. (a)	86,496	2,286,089
uniQure NV (a) (b)	214,876	4,031,074
Vanda Pharmaceuticals, Inc. (a)	191,604	1,893,048
Vericel Corp. (a)	251,570	5,836,424
Vir Biotechnology, Inc. (a)	396,675	7,647,894
Xencor, Inc. (a)	311,527	8,093,472
		108,525,945
BUILDING PRODUCTS — 2.0%
AAON, Inc.	149,442	8,051,935
Gibraltar Industries, Inc. (a)	77,370	3,166,754
Insteel Industries, Inc.	105,051	2,787,003
PGT Innovations, Inc. (a)	142,899	2,995,163
UFP Industries, Inc.	322,473	23,269,652
		40,270,507
CAPITAL MARKETS — 1.4%
B Riley Financial, Inc.	82,031	3,652,020
Blucora, Inc. (a)	111,440	2,155,250
Brightsphere Investment Group, Inc.	168,798	2,516,778
Donnelley Financial Solutions, Inc. (a)	133,809	4,946,919
Piper Sandler Cos.	71,896	7,530,387

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Virtus Investment Partners, Inc.	35,861	$5,720,547
WisdomTree Investments, Inc. (b)	352,205	1,648,319
		28,170,220
CHEMICALS — 3.4%
AdvanSix, Inc.	82,292	2,641,573
Balchem Corp.	169,097	20,558,813
Hawkins, Inc.	52,854	2,060,778
HB Fuller Co.	127,634	7,670,804
Livent Corp. (a)	938,631	28,769,040
Quaker Chemical Corp.	41,808	6,036,239
		67,737,247
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Brady Corp. Class A	112,348	4,688,282
Interface, Inc.	138,520	1,245,295
Viad Corp. (a)	56,878	1,796,207
		7,729,784
COMMUNICATIONS EQUIPMENT — 2.1%
ADTRAN Holdings, Inc.	369,380	7,232,460
Clearfield, Inc. (a)	59,424	6,218,127
Digi International, Inc. (a)	84,206	2,911,002
Extreme Networks, Inc. (a)	678,756	8,871,341
Harmonic, Inc. (a)	550,342	7,192,970
Viavi Solutions, Inc. (a)	738,258	9,634,267
		42,060,167
CONSTRUCTION & ENGINEERING — 1.7%
Comfort Systems USA, Inc.	187,070	18,207,523
MYR Group, Inc. (a)	87,394	7,404,894
NV5 Global, Inc. (a)	65,350	8,091,637
		33,704,054
CONSUMER FINANCE — 0.5%
Encore Capital Group, Inc. (a) (b)	58,994	2,683,047
Enova International, Inc. (a)	167,643	4,906,910
World Acceptance Corp. (a)	18,946	1,834,352
		9,424,309
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	81,248	1,338,155
DIVERSIFIED CONSUMER SERVICES — 0.5%
Frontdoor, Inc. (a)	178,896	3,647,689
Mister Car Wash, Inc. (a)	191,300	1,641,354
Stride, Inc. (a)	101,866	4,281,428
		9,570,471
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Cogent Communications Holdings, Inc.	149,127	7,778,464
ELECTRICAL EQUIPMENT — 0.6%
Encore Wire Corp.	100,534	11,615,698
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Advanced Energy Industries, Inc.	196,570	$15,216,484
Arlo Technologies, Inc. (a)	258,773	1,200,707
Badger Meter, Inc.	98,998	9,146,425
CTS Corp.	84,726	3,528,838
Fabrinet (a)	192,253	18,350,549
FARO Technologies, Inc. (a)	45,521	1,249,096
Knowles Corp. (a)	198,637	2,417,412
Methode Electronics, Inc.	86,120	3,199,358
OSI Systems, Inc. (a)	36,122	2,602,951
Rogers Corp. (a)	98,060	23,718,753
		80,630,573
ENERGY EQUIPMENT & SERVICES — 0.1%
Core Laboratories NV	105,863	1,427,033
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a)	299,114	3,622,271
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.1%
Acadia Realty Trust REIT	215,126	2,714,890
Agree Realty Corp. REIT	188,998	12,772,485
American Assets Trust, Inc. REIT	119,932	3,084,651
Armada Hoffler Properties, Inc. REIT	219,041	2,273,646
CareTrust REIT, Inc.	244,656	4,430,720
Centerspace REIT	51,986	3,499,698
Community Healthcare Trust, Inc. REIT	73,721	2,414,363
Essential Properties Realty Trust, Inc. REIT	387,461	7,536,117
Four Corners Property Trust, Inc. REIT	209,519	5,068,265
Getty Realty Corp. REIT	100,556	2,703,951
Industrial Logistics Properties Trust REIT	147,612	811,866
Innovative Industrial Properties, Inc. REIT	146,440	12,959,940
iStar, Inc. REIT	254,105	2,353,012
LXP Industrial Trust REIT	733,984	6,723,293
NexPoint Residential Trust, Inc. REIT	119,658	5,529,396
Outfront Media, Inc. REIT	328,916	4,996,234
Retail Opportunity Investments Corp. REIT	323,887	4,456,685
RPT Realty REIT	236,961	1,791,425
Safehold, Inc. REIT	90,692	2,399,710
Saul Centers, Inc. REIT	45,272	1,697,700
SITE Centers Corp. REIT	529,878	5,674,993
Sunstone Hotel Investors, Inc. REIT	243,061	2,289,635
Tanger Factory Outlet Centers, Inc. REIT	547,821	7,494,191
Uniti Group, Inc. REIT	736,736	5,120,315
Universal Health Realty Income Trust REIT	36,110	1,560,313

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Urban Edge Properties REIT	276,098	$3,683,147
Urstadt Biddle Properties, Inc. Class A REIT (b)	84,698	1,313,666
Washington Real Estate Investment Trust	204,717	3,594,831
		120,949,138
FOOD & STAPLES RETAILING — 0.5%
United Natural Foods, Inc. (a)	304,959	10,481,441
FOOD PRODUCTS — 1.0%
J & J Snack Foods Corp.	35,156	4,551,647
Simply Good Foods Co. (a)	448,728	14,354,809
Tootsie Roll Industries, Inc.	46,448	1,545,789
		20,452,245
GAS UTILITIES — 0.3%
Chesapeake Utilities Corp.	47,766	5,511,719
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
AngioDynamics, Inc. (a)	205,589	4,206,351
BioLife Solutions, Inc. (a)	178,188	4,053,777
Cardiovascular Systems, Inc. (a)	88,823	1,231,087
CONMED Corp.	102,390	8,208,606
Cutera, Inc. (a)	58,367	2,661,535
Glaukos Corp. (a)	130,062	6,924,501
Heska Corp. (a)	53,180	3,877,886
Lantheus Holdings, Inc. (a)	211,775	14,894,136
LeMaitre Vascular, Inc.	100,394	5,087,968
Meridian Bioscience, Inc. (a)	145,377	4,583,737
Merit Medical Systems, Inc. (a)	170,009	9,607,209
Mesa Laboratories, Inc.	15,304	2,155,262
Surmodics, Inc. (a)	50,156	1,524,742
Varex Imaging Corp. (a)	138,552	2,928,989
Zynex, Inc.	114,074	1,034,651
		72,980,437
HEALTH CARE PROVIDERS & SERVICES — 4.0%
Addus HomeCare Corp. (a)	36,629	3,488,546
AMN Healthcare Services, Inc. (a)	226,839	24,035,860
Apollo Medical Holdings, Inc. (a)	203,593	7,940,127
Community Health Systems, Inc. (a) (b)	663,745	1,427,052
CorVel Corp. (a)	48,398	6,699,735
Cross Country Healthcare, Inc. (a)	188,429	5,345,731
Ensign Group, Inc.	156,988	12,480,546
Fulgent Genetics, Inc. (a)	105,967	4,039,462
Joint Corp. (a)	78,126	1,227,359
ModivCare, Inc. (a)	37,364	3,724,444
Pennant Group, Inc. (a)	71,923	748,718
RadNet, Inc. (a)	251,773	5,123,581
US Physical Therapy, Inc. (b)	31,021	2,358,216
		78,639,377
Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.4%
Allscripts Healthcare Solutions, Inc. (a)	225,399	$3,432,827
HealthStream, Inc. (a)	69,622	1,480,164
OptimizeRx Corp. (a)	96,361	1,428,070
Simulations Plus, Inc.	50,213	2,437,339
		8,778,400
HOTELS, RESTAURANTS & LEISURE — 1.3%
Dave & Buster's Entertainment, Inc. (a)	99,999	3,102,969
Dine Brands Global, Inc.	44,128	2,804,776
Golden Entertainment, Inc. (a)	76,555	2,671,004
Jack in the Box, Inc. (b)	76,976	5,701,612
Monarch Casino & Resort, Inc. (a)	70,760	3,972,467
Shake Shack, Inc. Class A (a)	107,444	4,832,831
Six Flags Entertainment Corp. (a) (b)	189,436	3,353,017
		26,438,676
HOUSEHOLD DURABLES — 2.6%
Cavco Industries, Inc. (a)	43,471	8,944,593
Century Communities, Inc.	150,623	6,443,652
Green Brick Partners, Inc. (a)	65,441	1,399,129
Installed Building Products, Inc.	123,861	10,031,502
iRobot Corp. (a)	79,644	4,486,346
LGI Homes, Inc. (a)	107,521	8,748,984
Meritage Homes Corp. (a)	90,068	6,329,078
Sonos, Inc. (a)	326,233	4,534,639
		50,917,923
HOUSEHOLD PRODUCTS — 0.4%
WD-40 Co.	41,520	7,296,725
INSURANCE — 1.7%
Assured Guaranty, Ltd.	136,371	6,607,175
HCI Group, Inc.	36,832	1,443,814
Palomar Holdings, Inc. (a)	132,707	11,110,230
Selectquote, Inc. (a)	318,235	232,312
Stewart Information Services Corp.	70,793	3,089,407
Trupanion, Inc. (a)	185,124	11,001,919
		33,484,857
INTERACTIVE MEDIA & SERVICES — 0.4%
Cars.com, Inc. (a)	165,859	1,907,379
Yelp, Inc. (a)	180,430	6,118,381
		8,025,760
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Liquidity Services, Inc. (a)	138,622	2,253,994
Shutterstock, Inc.	126,434	6,343,194
		8,597,188
IT SERVICES — 1.5%
CSG Systems International, Inc.	98,684	5,218,410
EVERTEC, Inc.	233,050	7,306,117
Perficient, Inc. (a)	180,405	11,729,933

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
TTEC Holdings, Inc.	98,549	$4,366,706
Unisys Corp. (a)	168,812	1,274,531
		29,895,697
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Sturm Ruger & Co., Inc. (b)	94,207	4,784,773
Vista Outdoor, Inc. (a) (b)	296,674	7,215,112
		11,999,885
LIFE SCIENCES TOOLS & SERVICES — 0.2%
NeoGenomics, Inc. (a)	365,275	3,145,018
MACHINERY — 4.3%
Alamo Group, Inc.	22,774	2,784,577
Albany International Corp. Class A	80,972	6,383,023
Enerpac Tool Group Corp.	144,823	2,582,194
Federal Signal Corp.	196,001	7,314,757
Franklin Electric Co., Inc.	136,998	11,194,107
Hillenbrand, Inc.	196,844	7,228,112
John Bean Technologies Corp.	108,225	9,307,350
Lindsay Corp.	33,656	4,822,232
Mueller Industries, Inc.	296,267	17,610,110
SPX Technologies, Inc. (a)	98,729	5,451,815
Standex International Corp.	30,667	2,503,961
Tennant Co.	42,338	2,394,637
Trinity Industries, Inc.	214,571	4,581,091
		84,157,966
MARINE — 0.6%
Matson, Inc. (b)	205,095	12,617,444
MEDIA — 0.7%
EW Scripps Co. Class A (a)	145,913	1,644,439
Gannett Co., Inc. (a)	282,533	432,275
TechTarget, Inc. (a)	141,198	8,358,922
Thryv Holdings, Inc. (a)	160,043	3,653,782
		14,089,418
METALS & MINING — 0.8%
ATI, Inc. (a)	307,046	8,170,494
Century Aluminum Co. (a)	123,874	654,055
Haynes International, Inc.	37,590	1,320,161
Materion Corp.	61,843	4,947,440
		15,092,150
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
Ellington Financial, Inc. REIT	132,684	1,508,617
KKR Real Estate Finance Trust, Inc. REIT	117,559	1,910,334
Redwood Trust, Inc. REIT (b)	610,046	3,501,664
		6,920,615
OIL, GAS & CONSUMABLE FUELS — 3.0%
Callon Petroleum Co. (a)	269,256	9,426,653
Civitas Resources, Inc.	270,987	15,551,944
Dorian LPG, Ltd.	164,463	2,231,763
Laredo Petroleum, Inc. (a)	59,904	3,764,966
Ranger Oil Corp. Class A	103,446	3,253,377
Security Description	Shares	Value
SM Energy Co.	642,928	$24,180,522
		58,409,225
PERSONAL PRODUCTS — 1.3%
elf Beauty, Inc. (a)	261,763	9,847,524
Inter Parfums, Inc.	93,069	7,022,987
Medifast, Inc.	57,777	6,260,716
USANA Health Sciences, Inc. (a)	40,260	2,256,573
		25,387,800
PHARMACEUTICALS — 2.6%
Amphastar Pharmaceuticals, Inc. (a)	137,151	3,853,943
ANI Pharmaceuticals, Inc. (a)	36,415	1,170,378
Cara Therapeutics, Inc. (a) (b)	234,015	2,190,380
Collegium Pharmaceutical, Inc. (a)	177,382	2,841,660
Corcept Therapeutics, Inc. (a)	302,168	7,747,587
Harmony Biosciences Holdings, Inc. (a)	86,434	3,828,162
Innoviva, Inc. (a)	335,397	3,893,959
Nektar Therapeutics (a)	449,108	1,437,146
Pacira BioSciences, Inc. (a)	147,885	7,866,003
Prestige Consumer Healthcare, Inc. (a)	137,499	6,851,575
Supernus Pharmaceuticals, Inc. (a)	281,035	9,513,035
		51,193,828
PROFESSIONAL SERVICES — 2.1%
Exponent, Inc.	269,220	23,602,517
Forrester Research, Inc. (a)	57,006	2,052,786
Heidrick & Struggles International, Inc.	106,023	2,755,538
Korn Ferry	287,298	13,488,641
		41,899,482
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Douglas Elliman, Inc.	367,125	1,505,213
Marcus & Millichap, Inc.	72,789	2,386,023
St. Joe Co.	179,078	5,735,868
		9,627,104
ROAD & RAIL — 0.5%
ArcBest Corp.	128,048	9,312,931
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.9%
Alpha & Omega Semiconductor, Ltd. (a) (b)	87,466	2,690,454
Axcelis Technologies, Inc. (a)	173,574	10,511,641
CEVA, Inc. (a)	124,633	3,269,124
Cohu, Inc. (a)	145,963	3,762,926
Diodes, Inc. (a)	238,280	15,466,755
FormFactor, Inc. (a)	254,825	6,383,366
Ichor Holdings, Ltd. (a)	89,533	2,167,594
Kulicke & Soffa Industries, Inc. (b)	305,384	11,766,446

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MaxLinear, Inc. (a)	379,020	$12,363,632
Onto Innovation, Inc. (a)	259,610	16,628,021
PDF Solutions, Inc. (a)	98,732	2,421,896
Rambus, Inc. (a)	578,888	14,715,333
SMART Global Holdings, Inc. (a) (b)	153,505	2,436,124
Ultra Clean Holdings, Inc. (a)	237,984	6,128,088
Veeco Instruments, Inc. (a)	269,847	4,943,597
		115,654,997
SOFTWARE — 4.3%
8x8, Inc. (a)	636,471	2,195,825
A10 Networks, Inc.	346,323	4,595,706
Agilysys, Inc. (a)	64,849	3,589,392
Alarm.com Holdings, Inc. (a)	261,806	16,980,737
Cerence, Inc. (a)	110,524	1,740,753
Digital Turbine, Inc. (a)	469,089	6,759,573
InterDigital, Inc.	80,448	3,251,708
LivePerson, Inc. (a)	226,331	2,132,038
LiveRamp Holdings, Inc. (a)	349,863	6,353,512
OneSpan, Inc. (a)	87,811	756,053
Progress Software Corp.	228,357	9,716,590
SPS Commerce, Inc. (a)	188,974	23,476,240
Xperi Holding Corp.	291,555	4,122,588
		85,670,715
SPECIALTY RETAIL — 4.5%
Abercrombie & Fitch Co. Class A (a)	123,035	1,913,194
Academy Sports & Outdoors, Inc. (b)	264,039	11,137,165
American Eagle Outfitters, Inc.	345,224	3,359,030
Asbury Automotive Group, Inc. (a)	52,843	7,984,577
Boot Barn Holdings, Inc. (a)	155,711	9,102,865
Buckle, Inc.	157,430	4,984,234
Children's Place, Inc. (a)	67,232	2,076,797
Genesco, Inc. (a)	31,932	1,255,566
Hibbett, Inc.	67,585	3,366,409
Leslie's, Inc. (a)	423,274	6,226,361
MarineMax, Inc. (a)	114,108	3,399,277
Monro, Inc.	72,098	3,133,379
National Vision Holdings, Inc. (a)	186,116	6,076,687
Rent-A-Center, Inc.	135,099	2,365,584
Sally Beauty Holdings, Inc. (a)	246,159	3,101,603
Shoe Carnival, Inc.	88,755	1,902,907
Signet Jewelers, Ltd.	244,708	13,994,851
Sleep Number Corp. (a)	117,852	3,984,576
		89,365,062
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a)	691,845	5,520,923
Avid Technology, Inc. (a) (b)	139,635	3,247,910
Corsair Gaming, Inc. (a)	68,788	780,744
Security Description	Shares	Value
Diebold Nixdorf, Inc. (a)	380,189	$927,661
		10,477,238
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Kontoor Brands, Inc. (b)	131,510	4,420,051
Movado Group, Inc.	83,889	2,363,992
Oxford Industries, Inc.	49,711	4,463,054
Steven Madden, Ltd.	259,470	6,920,065
Wolverine World Wide, Inc.	188,787	2,905,432
		21,072,594
THRIFTS & MORTGAGE FINANCE — 2.3%
Axos Financial, Inc. (a)	279,628	9,571,666
Flagstar Bancorp, Inc.	280,203	9,358,780
Northfield Bancorp, Inc.	131,631	1,883,640
Provident Financial Services, Inc.	181,771	3,544,535
Walker & Dunlop, Inc.	160,544	13,442,349
WSFS Financial Corp.	146,575	6,809,874
		44,610,844
TOBACCO — 0.3%
Vector Group, Ltd.	685,162	6,036,277
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc.	86,766	8,917,809
Boise Cascade Co.	99,770	5,932,324
GMS, Inc. (a)	124,980	5,000,450
		19,850,583
WATER UTILITIES — 1.2%
American States Water Co.	127,555	9,942,912
California Water Service Group	169,327	8,921,840
Middlesex Water Co.	64,640	4,990,208
		23,854,960
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	174,995	2,120,939
TOTAL COMMON STOCKS (Cost $2,187,648,698)		1,970,693,447
SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (d) (e)	1,927,752	1,928,138
State Street Navigator Securities Lending Portfolio II (f) (g)	125,352,753	125,352,753
TOTAL SHORT-TERM INVESTMENTS (Cost $127,280,697)		127,280,891
TOTAL INVESTMENTS — 106.3% (Cost $2,314,929,395)		2,097,974,338
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(124,194,675)
NET ASSETS — 100.0%		$1,973,779,663

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,970,693,447	$—	$—	$1,970,693,447
Short-Term Investments	127,280,891	—	—	127,280,891
TOTAL INVESTMENTS	$2,097,974,338	$—	$—	$2,097,974,338

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,422,488	$1,422,346	$15,412,446	$14,906,936	$3	$279	1,927,752	$1,928,138	$8,925
State Street Navigator Securities Lending Portfolio II	119,883,511	119,883,511	780,073,161	774,603,919	—	—	125,352,753	125,352,753	91,849
Total		$121,305,857	$795,485,607	$789,510,855	$3	$279		$127,280,891	$100,774
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	272,785	$9,771,159
Aerojet Rocketdyne Holdings, Inc. (a)	299,106	11,961,249
AeroVironment, Inc. (a)	94,751	7,898,443
Kaman Corp.	225,922	6,310,002
Moog, Inc. Class A	238,641	16,788,394
National Presto Industries, Inc.	42,574	2,769,439
Park Aerospace Corp.	91,251	1,007,411
		56,506,097
AIR FREIGHT & LOGISTICS — 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	212,423	20,301,266
Hub Group, Inc. Class A (a)	280,078	19,319,781
		39,621,047
AIRLINES — 0.7%
Allegiant Travel Co. (a)	125,668	9,171,251
Hawaiian Holdings, Inc. (a)	423,463	5,568,538
SkyWest, Inc. (a)	416,912	6,778,989
Sun Country Airlines Holdings, Inc. (a) (b)	103,684	1,411,139
		22,929,917
AUTO COMPONENTS — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	943,950	6,447,178
Dorman Products, Inc. (a)	76,562	6,287,271
LCI Industries (b)	67,830	6,882,032
Motorcar Parts of America, Inc. (a) (b)	161,109	2,452,079
Patrick Industries, Inc.	94,908	4,160,767
Standard Motor Products, Inc.	155,080	5,040,100
		31,269,427
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	128,179	6,820,405
BANKS — 11.7%
Allegiance Bancshares, Inc.	155,056	6,454,981
Ameris Bancorp	231,080	10,331,587
Banc of California, Inc.	235,501	3,760,951
BancFirst Corp.	67,326	6,023,657
BankUnited, Inc.	642,127	21,941,480
Banner Corp.	160,584	9,487,303
Berkshire Hills Bancorp, Inc.	377,373	10,302,283
Brookline Bancorp, Inc.	353,907	4,123,017
CBTX, Inc.	72,500	2,120,625
Central Pacific Financial Corp.	79,637	1,647,689
City Holding Co.	63,694	5,649,021
Columbia Banking System, Inc. (b)	648,086	18,723,205
Community Bank System, Inc.	239,136	14,367,291
CVB Financial Corp.	1,075,495	27,231,533
Dime Community Bancshares, Inc.	135,861	3,978,010
Security Description	Shares	Value
Eagle Bancorp, Inc.	105,299	$4,719,501
FB Financial Corp.	150,700	5,758,247
First BanCorp	144,776	5,295,906
First Commonwealth Financial Corp.	346,319	4,446,736
First Financial Bancorp	781,799	16,480,323
First Hawaiian, Inc.	1,044,913	25,736,207
Hanmi Financial Corp.	112,269	2,658,530
Heritage Financial Corp.	289,332	7,658,618
Hilltop Holdings, Inc.	185,089	4,599,462
Hope Bancorp, Inc.	984,564	12,444,889
Independent Bank Corp.	219,418	16,353,224
Independent Bank Group, Inc.	291,735	17,909,612
National Bank Holdings Corp. Class A	103,381	3,824,063
NBT Bancorp, Inc.	349,230	13,253,278
OFG Bancorp	197,913	4,973,554
Pacific Premier Bancorp, Inc.	438,193	13,566,455
Park National Corp. (b)	43,015	5,354,507
Renasant Corp.	461,041	14,421,362
S&T Bancorp, Inc.	322,566	9,454,409
Seacoast Banking Corp. of Florida	241,800	7,309,614
Simmons First National Corp. Class A	1,052,281	22,929,203
Southside Bancshares, Inc.	92,980	3,287,773
Tompkins Financial Corp.	55,779	4,050,671
Trustmark Corp.	504,342	15,447,995
United Community Banks, Inc.	310,051	10,262,688
Westamerica BanCorp	221,755	11,595,569
		409,935,029
BEVERAGES — 0.1%
National Beverage Corp.	79,679	3,070,829
BIOTECHNOLOGY — 0.8%
Anika Therapeutics, Inc. (a)	56,922	1,354,744
Eagle Pharmaceuticals, Inc. (a)	44,710	1,181,238
Emergent BioSolutions, Inc. (a)	359,126	7,538,055
Enanta Pharmaceuticals, Inc. (a)	60,369	3,131,340
Ironwood Pharmaceuticals, Inc. (a)	274,670	2,845,581
Myriad Genetics, Inc. (a) (b)	312,527	5,963,015
REGENXBIO, Inc. (a)	164,973	4,360,236
Vanda Pharmaceuticals, Inc. (a)	168,304	1,662,844
		28,037,053
BUILDING PRODUCTS — 2.0%
AAON, Inc.	114,662	6,177,989
American Woodmark Corp. (a)	136,738	5,997,329
Apogee Enterprises, Inc.	182,173	6,962,652
Gibraltar Industries, Inc. (a)	138,123	5,653,374
Griffon Corp.	390,308	11,521,892
PGT Innovations, Inc. (a)	264,601	5,546,037
Quanex Building Products Corp.	274,537	4,985,592
Resideo Technologies, Inc. (a)	1,191,492	22,709,837
		69,554,702

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
CAPITAL MARKETS — 0.5%
Blucora, Inc. (a)	220,382	$4,262,188
StoneX Group, Inc. (a)	141,947	11,773,084
WisdomTree Investments, Inc. (b)	346,973	1,623,834
		17,659,106
CHEMICALS — 2.9%
AdvanSix, Inc.	102,045	3,275,644
American Vanguard Corp.	225,788	4,222,236
FutureFuel Corp.	216,613	1,308,343
Hawkins, Inc.	72,471	2,825,644
HB Fuller Co.	236,586	14,218,819
Innospec, Inc.	204,299	17,502,295
Koppers Holdings, Inc.	172,248	3,579,313
Mativ Holdings, Inc.	450,523	9,947,548
Minerals Technologies, Inc.	268,597	13,271,378
Quaker Chemical Corp. (b)	47,265	6,824,121
Rayonier Advanced Materials, Inc. (a) (b)	534,665	1,684,195
Stepan Co.	174,603	16,355,063
Tredegar Corp.	207,201	1,955,977
Trinseo PLC	288,173	5,279,329
		102,249,905
COMMERCIAL SERVICES & SUPPLIES — 3.1%
ABM Industries, Inc.	550,333	21,039,231
Brady Corp. Class A	207,709	8,667,697
CoreCivic, Inc. REIT (a) (b)	969,291	8,568,532
Deluxe Corp.	357,424	5,951,110
Harsco Corp. (a)	664,407	2,484,882
Healthcare Services Group, Inc.	610,281	7,378,297
HNI Corp.	340,648	9,030,578
Interface, Inc.	272,432	2,449,164
KAR Auction Services, Inc. (a)	954,560	10,662,435
Matthews International Corp. Class A	246,280	5,519,135
Pitney Bowes, Inc.	1,323,404	3,083,531
UniFirst Corp.	124,372	20,923,102
Viad Corp. (a)	80,917	2,555,359
		108,313,053
COMMUNICATIONS EQUIPMENT — 1.1%
Comtech Telecommunications Corp. (b)	221,020	2,212,410
Digi International, Inc. (a)	153,224	5,296,954
NETGEAR, Inc. (a)	236,779	4,745,051
NetScout Systems, Inc. (a)	559,631	17,527,643
Viavi Solutions, Inc. (a)	713,956	9,317,126
		39,099,184
CONSTRUCTION & ENGINEERING — 0.9%
Arcosa, Inc.	398,457	22,783,771
Granite Construction, Inc.	363,337	9,225,127
		32,008,898
Security Description	Shares	Value
CONSUMER FINANCE — 1.0%
Encore Capital Group, Inc. (a) (b)	103,059	$4,687,123
EZCORP, Inc. Class A (a) (b)	445,514	3,434,913
Green Dot Corp. Class A (a)	394,228	7,482,447
LendingTree, Inc. (a)	89,410	2,133,323
PRA Group, Inc. (a)	321,204	10,554,764
Prog Holdings, Inc. (a)	415,890	6,230,032
		34,522,602
CONTAINERS & PACKAGING — 0.6%
Myers Industries, Inc.	173,294	2,854,152
O-I Glass, Inc. (a)	1,283,249	16,618,075
		19,472,227
DIVERSIFIED CONSUMER SERVICES — 1.4%
Adtalem Global Education, Inc. (a)	373,161	13,601,718
Frontdoor, Inc. (a)	396,196	8,078,436
Mister Car Wash, Inc. (a)	350,700	3,009,006
Perdoceo Education Corp. (a)	563,100	5,799,930
Strategic Education, Inc.	184,755	11,345,805
Stride, Inc. (a) (b)	174,114	7,318,011
WW International, Inc. (a)	446,422	1,754,439
		50,907,345
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
ATN International, Inc. (b)	88,195	3,401,681
Cogent Communications Holdings, Inc.	113,326	5,911,084
Consolidated Communications Holdings, Inc. (a)	604,683	2,515,482
		11,828,247
ELECTRICAL EQUIPMENT — 0.3%
AZZ, Inc.	204,268	7,457,825
Powell Industries, Inc.	75,499	1,591,519
		9,049,344
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Arlo Technologies, Inc. (a)	311,257	1,444,233
Badger Meter, Inc.	84,370	7,794,944
Benchmark Electronics, Inc.	289,757	7,180,179
CTS Corp. (b)	128,653	5,358,397
ePlus, Inc. (a)	221,600	9,205,264
FARO Technologies, Inc. (a)	76,526	2,099,873
Insight Enterprises, Inc. (a)	251,626	20,736,499
Itron, Inc. (a) (b)	371,929	15,661,930
Knowles Corp. (a) (b)	451,667	5,496,787
Methode Electronics, Inc.	169,548	6,298,708
OSI Systems, Inc. (a)	74,006	5,332,872
PC Connection, Inc.	92,351	4,164,107
Plexus Corp. (a)	228,338	19,993,275
Sanmina Corp. (a)	476,357	21,950,531
ScanSource, Inc. (a)	205,806	5,435,336
TTM Technologies, Inc. (a)	834,103	10,993,478
		149,146,413

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 3.2%
Archrock, Inc.	1,102,898	$7,080,605
Bristow Group, Inc. (a) (b)	194,461	4,567,889
Core Laboratories NV (b)	225,159	3,035,143
DMC Global, Inc. (a)	145,629	2,327,152
Dril-Quip, Inc. (a)	283,677	5,537,375
Helix Energy Solutions Group, Inc. (a)	1,144,763	4,418,785
Helmerich & Payne, Inc. (b)	862,225	31,876,458
Nabors Industries, Ltd. (a)	73,027	7,408,589
Oceaneering International, Inc. (a)	826,174	6,576,345
Oil States International, Inc. (a)	514,878	2,002,875
Patterson-UTI Energy, Inc.	1,786,726	20,868,960
ProPetro Holding Corp. (a)	711,142	5,724,693
RPC, Inc.	685,733	4,752,130
US Silica Holdings, Inc. (a)	625,582	6,850,123
		113,027,122
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	414,695	5,021,957
Marcus Corp. (b)	183,407	2,547,523
		7,569,480
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.5%
Acadia Realty Trust REIT	436,446	5,507,949
Agree Realty Corp. REIT	359,147	24,271,154
Alexander & Baldwin, Inc. REIT (a)	600,264	9,952,377
American Assets Trust, Inc. REIT	244,513	6,288,874
Armada Hoffler Properties, Inc. REIT	221,028	2,294,271
Brandywine Realty Trust REIT	1,418,230	9,573,052
CareTrust REIT, Inc.	423,736	7,673,859
Centerspace REIT	45,517	3,064,204
Chatham Lodging Trust REIT (a)	390,840	3,857,591
Community Healthcare Trust, Inc. REIT	80,800	2,646,200
DiamondRock Hospitality Co. REIT	1,738,111	13,053,214
Diversified Healthcare Trust REIT	2,004,749	1,984,902
Easterly Government Properties, Inc. REIT (b)	739,473	11,661,489
Essential Properties Realty Trust, Inc. REIT	553,652	10,768,531
Four Corners Property Trust, Inc. REIT	341,893	8,270,392
Franklin Street Properties Corp. REIT	737,476	1,939,562
GEO Group, Inc. REIT (a) (b)	1,027,957	7,915,269
Getty Realty Corp. REIT	189,238	5,088,610
Global Net Lease, Inc. REIT	854,475	9,100,159
Hersha Hospitality Trust Class A REIT	277,016	2,210,588
Security Description	Shares	Value
Hudson Pacific Properties, Inc. REIT	1,062,294	$11,632,119
Industrial Logistics Properties Trust REIT	323,714	1,780,427
iStar, Inc. REIT	296,303	2,743,766
LTC Properties, Inc. REIT (b)	329,390	12,335,655
LXP Industrial Trust REIT	1,153,314	10,564,356
Office Properties Income Trust REIT	399,313	5,610,348
Orion Office REIT, Inc.	466,673	4,083,389
Outfront Media, Inc. REIT (b)	685,797	10,417,256
Retail Opportunity Investments Corp. REIT	514,106	7,074,099
RPT Realty REIT	346,517	2,619,669
Saul Centers, Inc. REIT	33,857	1,269,638
Service Properties Trust REIT	1,360,854	7,062,832
SITE Centers Corp. REIT	677,797	7,259,206
Summit Hotel Properties, Inc. REIT	862,084	5,793,204
Sunstone Hotel Investors, Inc. REIT	1,382,189	13,020,220
Uniti Group, Inc. REIT (b)	822,713	5,717,855
Universal Health Realty Income Trust REIT	49,402	2,134,660
Urban Edge Properties REIT	532,339	7,101,402
Urstadt Biddle Properties, Inc. Class A REIT (b)	116,041	1,799,796
Veris Residential, Inc. REIT (a)	652,981	7,424,394
Washington Real Estate Investment Trust	403,366	7,083,107
Whitestone REIT	387,256	3,276,186
Xenia Hotels & Resorts, Inc. REIT	942,377	12,995,379
		297,921,210
FOOD & STAPLES RETAILING — 1.0%
Andersons, Inc.	259,387	8,048,779
Chefs' Warehouse, Inc. (a) (b)	273,351	7,918,978
PriceSmart, Inc.	206,505	11,892,623
SpartanNash Co.	297,729	8,640,096
		36,500,476
FOOD PRODUCTS — 3.2%
B&G Foods, Inc.	590,645	9,739,736
Calavo Growers, Inc.	142,119	4,512,278
Cal-Maine Foods, Inc.	312,825	17,389,942
Fresh Del Monte Produce, Inc.	252,318	5,863,870
Hain Celestial Group, Inc. (a)	738,100	12,459,128
Hostess Brands, Inc. (a)	1,116,985	25,958,732
J & J Snack Foods Corp.	69,095	8,945,730
John B Sanfilippo & Son, Inc.	72,006	5,453,014
Seneca Foods Corp. Class A (a) (b)	46,198	2,330,227
Tootsie Roll Industries, Inc. (b)	74,725	2,486,848
TreeHouse Foods, Inc. (a)	415,615	17,630,388
		112,769,893

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 1.5%
Chesapeake Utilities Corp.	70,194	$8,099,686
Northwest Natural Holding Co.	283,677	12,305,908
South Jersey Industries, Inc.	1,003,034	33,521,396
		53,926,990
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Artivion, Inc. (a) (b)	330,023	4,567,518
Avanos Medical, Inc. (a)	383,104	8,344,005
Cardiovascular Systems, Inc. (a)	198,212	2,747,218
CONMED Corp. (b)	88,294	7,078,530
Cutera, Inc. (a) (b)	50,721	2,312,878
Embecta Corp.	476,270	13,711,813
Glaukos Corp. (a)	188,798	10,051,606
Inogen, Inc. (a)	188,468	4,576,003
Integer Holdings Corp. (a)	272,907	16,983,003
Lantheus Holdings, Inc. (a)	232,271	16,335,619
Meridian Bioscience, Inc. (a)	130,953	4,128,948
Merit Medical Systems, Inc. (a)	201,167	11,367,947
Mesa Laboratories, Inc. (b)	16,869	2,375,661
OraSure Technologies, Inc. (a)	604,273	2,290,195
Orthofix Medical, Inc. (a)	165,634	3,165,266
Surmodics, Inc. (a)	40,766	1,239,286
Varex Imaging Corp. (a) (b)	119,018	2,516,041
Zimvie, Inc. (a)	174,684	1,724,131
		115,515,668
HEALTH CARE PROVIDERS & SERVICES — 3.4%
AdaptHealth Corp. (a) (b)	631,732	11,863,927
Addus HomeCare Corp. (a)	74,162	7,063,189
Covetrus, Inc. (a)	865,056	18,062,369
Enhabit, Inc. (a)	400,411	5,621,770
Ensign Group, Inc.	209,620	16,664,790
Hanger, Inc. (a)	308,549	5,776,037
ModivCare, Inc. (a)	44,413	4,427,088
Owens & Minor, Inc.	628,345	15,143,115
Pediatrix Medical Group, Inc. (a)	695,116	11,476,365
Pennant Group, Inc. (a)	111,141	1,156,978
Select Medical Holdings Corp. (b)	850,884	18,804,536
US Physical Therapy, Inc. (b)	58,279	4,430,370
		120,490,534
HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	556,923	8,481,937
Computer Programs & Systems, Inc. (a) (b)	122,859	3,425,309
HealthStream, Inc. (a)	87,486	1,859,952
NextGen Healthcare, Inc. (a)	454,072	8,037,075
Simulations Plus, Inc. (b)	52,766	2,561,262
		24,365,535
HOTELS, RESTAURANTS & LEISURE — 2.2%
BJ's Restaurants, Inc. (a)	195,509	4,662,890
Bloomin' Brands, Inc.	735,843	13,488,002
Brinker International, Inc. (a) (b)	361,217	9,023,201
Security Description	Shares	Value
Cheesecake Factory, Inc. (b)	400,252	$11,719,378
Chuy's Holdings, Inc. (a)	155,289	3,599,599
Dave & Buster's Entertainment, Inc. (a)	192,913	5,986,090
Dine Brands Global, Inc.	59,397	3,775,273
El Pollo Loco Holdings, Inc. (a) (b)	162,539	1,449,848
Golden Entertainment, Inc. (a) (b)	56,382	1,967,168
Jack in the Box, Inc.	53,193	3,940,005
Ruth's Hospitality Group, Inc.	253,924	4,281,159
Shake Shack, Inc. Class A (a) (b)	138,349	6,222,938
Six Flags Entertainment Corp. (a) (b)	310,828	5,501,656
		75,617,207
HOUSEHOLD DURABLES — 2.2%
Ethan Allen Interiors, Inc. (b)	184,330	3,896,736
Green Brick Partners, Inc. (a)	118,640	2,536,523
iRobot Corp. (a)	101,747	5,731,409
La-Z-Boy, Inc.	357,615	8,071,371
M/I Homes, Inc. (a)	228,797	8,289,315
MDC Holdings, Inc.	469,105	12,862,859
Meritage Homes Corp. (a)	157,610	11,075,255
Sonos, Inc. (a)	534,781	7,433,456
Tri Pointe Homes, Inc. (a)	837,608	12,656,257
Tupperware Brands Corp. (a)	318,791	2,088,081
Universal Electronics, Inc. (a)	100,038	1,967,747
		76,609,009
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a) (b)	81,760	2,946,630
Central Garden & Pet Co. Class A (a)	341,609	11,669,364
WD-40 Co. (b)	47,207	8,296,158
		22,912,152
INSURANCE — 3.7%
Ambac Financial Group, Inc. (a)	370,553	4,724,551
American Equity Investment Life Holding Co.	585,025	21,815,582
AMERISAFE, Inc.	158,943	7,427,406
Assured Guaranty, Ltd.	295,898	14,336,258
Employers Holdings, Inc.	224,980	7,759,560
Genworth Financial, Inc. Class A (a)	4,150,973	14,528,405
Horace Mann Educators Corp.	337,041	11,894,177
James River Group Holdings, Ltd.	308,581	7,038,733
Mercury General Corp.	218,997	6,223,895
ProAssurance Corp.	444,683	8,675,765
Safety Insurance Group, Inc.	121,515	9,910,763
Selectquote, Inc. (a) (b)	533,053	389,129
SiriusPoint, Ltd. (a)	697,487	3,452,561
Stewart Information Services Corp.	115,080	5,022,091

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
United Fire Group, Inc. (b)	175,878	$5,052,975
Universal Insurance Holdings, Inc.	217,769	2,145,025
		130,396,876
INTERACTIVE MEDIA & SERVICES — 0.5%
Cars.com, Inc. (a)	265,272	3,050,628
QuinStreet, Inc. (a)	418,703	4,396,382
Yelp, Inc. (a)	295,298	10,013,555
		17,460,565
INTERNET & DIRECT MARKETING RETAIL — 0.1%
PetMed Express, Inc. (b)	175,688	3,429,430
IT SERVICES — 0.4%
CSG Systems International, Inc.	104,451	5,523,369
EVERTEC, Inc.	177,667	5,569,860
Unisys Corp. (a)	292,898	2,211,380
		13,304,609
LIFE SCIENCES TOOLS & SERVICES — 0.1%
NeoGenomics, Inc. (a)	464,757	4,001,558
MACHINERY — 4.7%
Alamo Group, Inc.	48,122	5,883,877
Albany International Corp. Class A	128,107	10,098,675
Astec Industries, Inc.	184,238	5,746,383
Barnes Group, Inc.	416,301	12,022,773
CIRCOR International, Inc. (a)	169,956	2,802,574
Enerpac Tool Group Corp.	249,179	4,442,862
EnPro Industries, Inc.	171,463	14,570,926
ESCO Technologies, Inc.	213,001	15,642,793
Federal Signal Corp.	194,852	7,271,877
Franklin Electric Co., Inc.	105,776	8,642,957
Greenbrier Cos., Inc.	268,514	6,516,835
Hillenbrand, Inc.	263,283	9,667,752
John Bean Technologies Corp.	94,496	8,126,656
Lindsay Corp.	36,127	5,176,277
Proto Labs, Inc. (a)	226,675	8,257,770
SPX Technologies, Inc. (a)	216,076	11,931,717
Standex International Corp.	51,293	4,188,073
Tennant Co.	84,941	4,804,263
Titan International, Inc. (a)	419,203	5,089,124
Trinity Industries, Inc. (b)	337,892	7,213,994
Wabash National Corp.	400,045	6,224,700
		164,322,858
MEDIA — 0.5%
AMC Networks, Inc. Class A (a)	230,538	4,679,921
EW Scripps Co. Class A (a) (b)	258,991	2,918,829
Gannett Co., Inc. (a) (b)	740,452	1,132,891
Scholastic Corp.	249,071	7,661,424
		16,393,065
METALS & MINING — 2.6%
Arconic Corp. (a)	846,060	14,416,862
ATI, Inc. (a) (b)	588,776	15,667,329
Carpenter Technology Corp. (b)	397,867	12,389,578
Security Description	Shares	Value
Century Aluminum Co. (a) (b)	232,963	$1,230,045
Compass Minerals International, Inc. (b)	281,479	10,845,386
Haynes International, Inc.	45,738	1,606,319
Kaiser Aluminum Corp. (b)	131,319	8,056,421
Materion Corp.	69,215	5,537,200
Olympic Steel, Inc.	78,304	1,786,114
SunCoke Energy, Inc.	667,133	3,876,043
TimkenSteel Corp. (a) (b)	339,012	5,081,790
Warrior Met Coal, Inc.	425,680	12,106,339
		92,599,426
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 2.0%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	1,065,932	8,847,236
ARMOUR Residential REIT, Inc.	944,701	4,600,694
Ellington Financial, Inc. REIT (b)	264,760	3,010,321
Franklin BSP Realty Trust, Inc. REIT	690,308	7,434,617
Granite Point Mortgage Trust, Inc. REIT	431,410	2,778,280
Invesco Mortgage Capital, Inc. REIT (b)	275,170	3,054,387
KKR Real Estate Finance Trust, Inc. REIT (b)	292,410	4,751,663
New York Mortgage Trust, Inc. REIT (b)	3,112,707	7,283,734
PennyMac Mortgage Investment Trust REIT (b)	746,365	8,792,180
Ready Capital Corp. REIT (b)	839,062	8,508,089
Two Harbors Investment Corp. REIT (b)	2,846,198	9,449,377
		68,510,578
MULTI-UTILITIES — 0.8%
Avista Corp.	596,861	22,113,700
Unitil Corp.	129,180	6,000,411
		28,114,111
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	233,232	3,640,751
OIL, GAS & CONSUMABLE FUELS — 2.8%
CONSOL Energy, Inc.	266,120	17,116,838
Green Plains, Inc. (a) (b)	478,695	13,915,664
Laredo Petroleum, Inc. (a)	46,537	2,924,850
Par Pacific Holdings, Inc. (a)	456,232	7,486,767
PBF Energy, Inc. Class A (a)	878,428	30,885,529
REX American Resources Corp. (a)	124,590	3,478,553
Talos Energy, Inc. (a)	537,383	8,947,427
World Fuel Services Corp.	510,202	11,959,135
		96,714,763
PAPER & FOREST PRODUCTS — 0.5%
Clearwater Paper Corp. (a)	134,352	5,051,635
Mercer International, Inc.	322,016	3,960,797

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Sylvamo Corp.	272,739	$9,245,852
		18,258,284
PERSONAL PRODUCTS — 0.5%
Edgewell Personal Care Co.	427,088	15,973,091
USANA Health Sciences, Inc. (a)	30,248	1,695,401
		17,668,492
PHARMACEUTICALS — 1.1%
Amphastar Pharmaceuticals, Inc. (a)	98,889	2,778,781
ANI Pharmaceuticals, Inc. (a) (b)	40,720	1,308,741
Corcept Therapeutics, Inc. (a) (b)	306,387	7,855,763
Harmony Biosciences Holdings, Inc. (a) (b)	107,254	4,750,280
Nektar Therapeutics (a)	851,560	2,724,992
Pacira BioSciences, Inc. (a)	145,761	7,753,027
Phibro Animal Health Corp. Class A	170,602	2,267,300
Prestige Consumer Healthcare, Inc. (a)	192,695	9,601,992
		39,040,876
PROFESSIONAL SERVICES — 0.4%
Kelly Services, Inc. Class A (b)	281,980	3,832,108
Resources Connection, Inc.	264,077	4,771,871
TrueBlue, Inc. (a)	271,033	5,171,310
		13,775,289
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Anywhere Real Estate, Inc. (a)	942,504	7,643,708
Marcus & Millichap, Inc. (b)	93,031	3,049,556
RE/MAX Holdings, Inc. Class A	147,888	2,796,562
		13,489,826
ROAD & RAIL — 0.4%
Heartland Express, Inc. (b)	383,767	5,491,706
Marten Transport, Ltd.	474,025	9,082,319
		14,574,025
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Alpha & Omega Semiconductor, Ltd. (a) (b)	40,651	1,250,425
Cohu, Inc. (a) (b)	166,934	4,303,558
FormFactor, Inc. (a)	235,201	5,891,785
Ichor Holdings, Ltd. (a) (b)	102,462	2,480,605
PDF Solutions, Inc. (a)	84,366	2,069,498
Photronics, Inc. (a)	498,092	7,282,105
SMART Global Holdings, Inc. (a) (b)	151,688	2,407,289
		25,685,265
SOFTWARE — 0.9%
Agilysys, Inc. (a)	60,389	3,342,531
Cerence, Inc. (a)	153,516	2,417,877
Security Description	Shares	Value
Consensus Cloud Solutions, Inc. (a) (b)	145,375	$6,876,238
Ebix, Inc. (b)	193,587	3,672,345
InterDigital, Inc. (b)	117,271	4,740,094
LivePerson, Inc. (a) (b)	219,411	2,066,852
OneSpan, Inc. (a)	147,022	1,265,859
Xperi Holding Corp.	412,107	5,827,193
		30,208,989
SPECIALTY RETAIL — 4.7%
Aaron's Co., Inc.	247,584	2,406,516
Abercrombie & Fitch Co. Class A (a)	222,875	3,465,706
Academy Sports & Outdoors, Inc. (b)	287,495	12,126,539
American Eagle Outfitters, Inc.	752,994	7,326,632
America's Car-Mart, Inc. (a) (b)	48,346	2,950,073
Asbury Automotive Group, Inc. (a)	99,256	14,997,582
Bed Bath & Beyond, Inc. (a)	573,275	3,491,245
Caleres, Inc.	302,711	7,331,660
Cato Corp. Class A	136,479	1,302,010
Chico's FAS, Inc. (a)	1,027,571	4,973,444
Conn's, Inc. (a) (b)	105,844	749,376
Designer Brands, Inc. Class A (b)	464,415	7,110,194
Genesco, Inc. (a) (b)	53,967	2,121,982
Group 1 Automotive, Inc. (b)	130,074	18,583,672
Guess?, Inc. (b)	275,024	4,034,602
Haverty Furniture Cos., Inc. (b)	111,476	2,775,752
Leslie's, Inc. (a)	549,619	8,084,895
LL Flooring Holdings, Inc. (a)	244,050	1,691,267
Monro, Inc.	151,272	6,574,281
National Vision Holdings, Inc. (a) (b)	357,526	11,673,224
ODP Corp. (a)	352,537	12,391,676
Rent-A-Center, Inc. (b)	228,293	3,997,410
Sally Beauty Holdings, Inc. (a)	490,667	6,182,404
Sonic Automotive, Inc. Class A (b)	152,632	6,608,966
Urban Outfitters, Inc. (a)	496,402	9,754,299
Zumiez, Inc. (a) (b)	128,278	2,761,825
		165,467,232
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Avid Technology, Inc. (a) (b)	53,828	1,252,039
Corsair Gaming, Inc. (a) (b)	192,577	2,185,749
		3,437,788
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
G-III Apparel Group, Ltd. (a)	352,269	5,266,422
Kontoor Brands, Inc. (b)	199,037	6,689,634
Oxford Industries, Inc. (b)	44,760	4,018,553
Steven Madden, Ltd.	202,778	5,408,089
Unifi, Inc. (a)	106,593	1,013,699

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Wolverine World Wide, Inc.	350,327	$5,391,532
		27,787,929
THRIFTS & MORTGAGE FINANCE — 2.5%
Capitol Federal Financial, Inc.	1,064,161	8,832,536
Mr Cooper Group, Inc. (a)	585,992	23,732,676
NMI Holdings, Inc. Class A (a)	697,982	14,217,893
Northfield Bancorp, Inc.	138,280	1,978,787
Northwest Bancshares, Inc.	1,045,516	14,124,921
Provident Financial Services, Inc.	334,325	6,519,338
TrustCo Bank Corp.	156,673	4,922,666
WSFS Financial Corp.	293,118	13,618,262
		87,947,079
TOBACCO — 0.3%
Universal Corp. (b)	202,758	9,334,978
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Applied Industrial Technologies, Inc.	180,601	18,562,171
Boise Cascade Co.	169,071	10,052,961
DXP Enterprises, Inc. (a)	130,493	3,090,074
GMS, Inc. (a)	154,628	6,186,666
NOW, Inc. (a)	913,477	9,180,444
Veritiv Corp. (a)	115,123	11,255,576
		58,327,892
WATER UTILITIES — 0.6%
American States Water Co.	103,545	8,071,333
California Water Service Group	183,896	9,689,480
Middlesex Water Co.	45,508	3,513,218
		21,274,031
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Gogo, Inc. (a)	275,831	3,343,072
Shenandoah Telecommunications Co.	412,622	7,022,826
Telephone & Data Systems, Inc.	816,020	11,342,678
		21,708,576
TOTAL COMMON STOCKS (Cost $4,150,393,612)		3,506,101,247
Security Description	Shares	Value
WARRANTS — 0.0% (c)
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (b)	17,916	$325,175
TOTAL WARRANTS (Cost $0)		325,175
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (d) (e)	6,601,748	6,603,069
State Street Navigator Securities Lending Portfolio II (f) (g)	163,455,034	163,455,034
TOTAL SHORT-TERM INVESTMENTS (Cost $170,058,103)		170,058,103
TOTAL INVESTMENTS — 104.8% (Cost $4,320,451,715)		3,676,484,525
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(169,413,835)
NET ASSETS — 100.0%		$3,507,070,690
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,506,101,247	$—	$—	$3,506,101,247
Warrants	325,175	—	—	325,175
Short-Term Investments	170,058,103	—	—	170,058,103
TOTAL INVESTMENTS	$3,676,484,525	$—	$—	$3,676,484,525
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,706,133	$7,705,363	$77,772,885	$78,877,372	$2,166	$27	6,601,748	$6,603,069	$38,209
State Street Navigator Securities Lending Portfolio II	153,457,896	153,457,896	340,436,357	330,439,219	—	—	163,455,034	163,455,034	153,095
Total		$161,163,259	$418,209,242	$409,316,591	$2,166	$27		$170,058,103	$191,304
See accompanying notes to Schedule of Investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	646,914	$23,172,460
Aerojet Rocketdyne Holdings, Inc. (a)	1,070,426	42,806,336
AeroVironment, Inc. (a)	461,164	38,442,631
Archer Aviation, Inc. Class A (a) (b)	5,297,302	13,825,958
Axon Enterprise, Inc. (a)	392,090	45,384,418
Boeing Co. (a)	309,127	37,429,097
BWX Technologies, Inc.	894,778	45,069,968
Curtiss-Wright Corp. (b)	321,113	44,686,085
Ducommun, Inc. (a)	100,122	3,970,839
General Dynamics Corp.	210,242	44,607,045
HEICO Corp. (b)	310,031	44,638,263
Hexcel Corp.	800,621	41,408,118
Howmet Aerospace, Inc.	1,337,375	41,365,009
Huntington Ingalls Industries, Inc.	206,941	45,837,432
Kaman Corp.	371,760	10,383,257
Kratos Defense & Security Solutions, Inc. (a)	2,028,544	20,610,007
L3Harris Technologies, Inc.	206,207	42,856,001
Lockheed Martin Corp.	115,517	44,623,062
Maxar Technologies, Inc.	1,248,364	23,369,374
Mercury Systems, Inc. (a)	1,027,728	41,725,757
Moog, Inc. Class A	259,129	18,229,725
National Presto Industries, Inc.	63,500	4,130,675
Northrop Grumman Corp.	99,089	46,603,539
Parsons Corp. (a) (b)	880,570	34,518,344
Raytheon Technologies Corp.	553,085	45,275,538
Rocket Lab USA, Inc. (a) (b)	8,672,175	35,295,752
Spirit AeroSystems Holdings, Inc. Class A (b)	1,635,118	35,841,787
Textron, Inc.	739,017	43,055,130
TransDigm Group, Inc.	78,548	41,223,561
Triumph Group, Inc. (a)	1,820,394	15,637,184
V2X, Inc. (a)	106,611	3,774,029
Security Description	Shares	Value
Virgin Galactic Holdings, Inc. (a) (b)	8,115,627	$38,224,603
Woodward, Inc.	503,867	40,440,365
TOTAL COMMON STOCKS (Cost $1,377,477,745)		1,098,461,349
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	1,464,876	1,465,168
State Street Navigator Securities Lending Portfolio II (e) (f)	53,896,721	53,896,721
TOTAL SHORT-TERM INVESTMENTS (Cost $55,361,578)		55,361,889
TOTAL INVESTMENTS — 104.9% (Cost $1,432,839,323)		1,153,823,238
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(54,053,712)
NET ASSETS — 100.0%		$1,099,769,526

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,098,461,349	$—	$—	$1,098,461,349
Short-Term Investments	55,361,889	—	—	55,361,889
TOTAL INVESTMENTS	$1,153,823,238	$—	$—	$1,153,823,238
See accompanying notes to Schedule of Investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
Astra Space, Inc.	13,319,101	$17,314,831	$620,250	$10,632,500	$(67,286,078)	$59,983,497	—	$—*	$—
State Street Institutional Liquid Reserves Fund, Premier Class	1,151,407	1,151,292	5,276,282	4,962,789	104	280	1,464,876	1,465,168	7,955
State Street Navigator Securities Lending Portfolio II	44,046,656	44,046,656	167,486,675	157,636,610	—	—	53,896,721	53,896,721	227,759
Total		$62,512,779	$173,383,207	$173,231,899	$(67,285,974)	$59,983,777		$55,361,889	$235,714
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended September 30, 2022.
*	As of September 30, 2022, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 2.7%
Bank of New York Mellon Corp.	683,511	$26,328,844
Northern Trust Corp.	304,442	26,048,057
		52,376,901
DIVERSIFIED BANKS — 6.8%
Bank of America Corp.	863,480	26,077,096
Citigroup, Inc.	595,420	24,811,151
JPMorgan Chase & Co.	253,169	26,456,160
US Bancorp	634,093	25,566,630
Wells Fargo & Co.	665,566	26,769,065
		129,680,102
OTHER DIVERSIFIED FINANCIAL SERVICES — 5.4%
Apollo Global Management, Inc.	519,186	24,142,149
Equitable Holdings, Inc.	987,243	26,013,853
Jackson Financial, Inc. Class A (a)	913,417	25,347,322
Voya Financial, Inc. (a)	475,420	28,762,910
		104,266,234
REGIONAL BANKS — 75.5%
Ameris Bancorp	272,546	12,185,532
Associated Banc-Corp.	1,194,529	23,986,142
Atlantic Union Bankshares Corp.	288,996	8,779,698
Bank of Hawaii Corp.	149,321	11,366,315
Bank OZK	641,881	25,392,812
BankUnited, Inc.	592,576	20,248,322
Banner Corp.	141,796	8,377,308
BOK Financial Corp.	194,818	17,311,527
Cadence Bank	921,727	23,421,083
Cathay General Bancorp	261,251	10,047,713
Citizens Financial Group, Inc.	787,317	27,052,212
Columbia Banking System, Inc. (a)	727,814	21,026,546
Comerica, Inc.	356,747	25,364,712
Commerce Bancshares, Inc.	352,130	23,296,921
Community Bank System, Inc.	179,788	10,801,663
Cullen/Frost Bankers, Inc.	213,639	28,247,349
CVB Financial Corp.	769,698	19,488,753
East West Bancorp, Inc.	400,932	26,918,574
Eastern Bankshares, Inc.	539,567	10,597,096
Fifth Third Bancorp	844,156	26,979,226
First BanCorp	1,622,619	22,197,428
First Citizens BancShares, Inc. Class A	35,651	28,429,177
First Financial Bancorp	292,225	6,160,103
Security Description	Shares	Value
First Financial Bankshares, Inc.	347,009	$14,515,386
First Hawaiian, Inc.	571,508	14,076,242
First Horizon Corp.	1,298,195	29,728,665
First Interstate BancSystem, Inc. Class A	605,196	24,419,659
First Merchants Corp.	154,652	5,981,939
First Republic Bank	193,497	25,261,033
FNB Corp.	2,002,979	23,234,556
Fulton Financial Corp.	1,034,200	16,340,360
Glacier Bancorp, Inc.	312,057	15,331,360
Hancock Whitney Corp.	309,336	14,170,682
Hilltop Holdings, Inc.	555,701	13,809,170
Home BancShares, Inc.	1,078,347	24,273,591
Hope Bancorp, Inc.	670,936	8,480,631
Huntington Bancshares, Inc.	2,133,669	28,121,757
Independent Bank Corp.	193,968	14,456,435
Independent Bank Group, Inc.	160,002	9,822,523
International Bancshares Corp.	184,536	7,842,780
KeyCorp.	1,616,826	25,901,553
Lakeland Financial Corp. (a)	103,899	7,564,886
Live Oak Bancshares, Inc.	275,102	8,418,121
M&T Bank Corp.	160,812	28,354,372
Old National Bancorp	1,559,576	25,686,217
Pacific Premier Bancorp, Inc.	310,782	9,621,811
PacWest Bancorp	1,104,828	24,969,113
Pinnacle Financial Partners, Inc.	363,842	29,507,586
PNC Financial Services Group, Inc.	183,585	27,431,271
Popular, Inc.	376,749	27,148,533
Prosperity Bancshares, Inc.	424,215	28,286,656
Regions Financial Corp.	1,358,404	27,263,168
Renasant Corp.	216,534	6,773,184
Sandy Spring Bancorp, Inc.	111,042	3,915,341
Seacoast Banking Corp. of Florida	271,386	8,203,999
ServisFirst Bancshares, Inc.	126,619	10,129,520
Signature Bank	164,182	24,791,482
Silvergate Capital Corp. Class A (b)	318,050	23,965,068
Simmons First National Corp. Class A	600,142	13,077,094
SouthState Corp.	315,968	24,999,388
SVB Financial Group (b)	71,329	23,950,852
Synovus Financial Corp.	726,462	27,249,590
Texas Capital Bancshares, Inc. (b)	419,970	24,790,829
Triumph Bancorp, Inc. (b)	152,730	8,300,876
Truist Financial Corp.	622,317	27,095,682
Trustmark Corp.	231,868	7,102,117
UMB Financial Corp.	175,218	14,769,125
Umpqua Holdings Corp.	1,104,006	18,867,463
United Bankshares, Inc.	531,363	18,996,227

See accompanying notes to Schedule of Investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
United Community Banks, Inc.	452,429	$14,975,400
Valley National Bancorp	2,071,998	22,377,578
Veritex Holdings, Inc.	314,949	8,374,494
Washington Federal, Inc.	296,233	8,881,065
Webster Financial Corp.	621,423	28,088,320
WesBanco, Inc.	156,554	5,224,207
Western Alliance Bancorp	387,094	25,447,560
Wintrust Financial Corp.	343,818	28,038,358
Zions Bancorp NA	514,235	26,153,992
		1,452,235,079
THRIFTS & MORTGAGE FINANCE — 9.4%
Axos Financial, Inc. (b)	248,522	8,506,908
Essent Group, Ltd.	429,394	14,972,969
Flagstar Bancorp, Inc.	316,317	10,564,988
MGIC Investment Corp.	2,086,452	26,748,315
Mr Cooper Group, Inc. (b)	514,816	20,850,048
New York Community Bancorp, Inc. (a)	3,038,279	25,916,520
NMI Holdings, Inc. Class A (b)	402,093	8,190,634
PennyMac Financial Services, Inc.	356,666	15,300,971
Radian Group, Inc.	1,425,806	27,503,798
Walker & Dunlop, Inc.	122,252	10,236,160
WSFS Financial Corp.	254,269	11,813,338
		180,604,649
TOTAL COMMON STOCKS (Cost $2,364,457,377)		1,919,162,965
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	777,190	777,345
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	48,717,408	$48,717,408
TOTAL SHORT-TERM INVESTMENTS (Cost $49,494,724)		49,494,753
TOTAL INVESTMENTS — 102.4% (Cost $2,413,952,101)		1,968,657,718
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(45,491,422)
NET ASSETS — 100.0%		$1,923,166,296

(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,919,162,965	$—	$—	$1,919,162,965
Short-Term Investments	49,494,753	—	—	49,494,753
TOTAL INVESTMENTS	$1,968,657,718	$—	$—	$1,968,657,718
See accompanying notes to Schedule of Investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,302,583	$2,302,353	$25,912,769	$27,438,480	$674	$29	777,190	$777,345	$11,958
State Street Navigator Securities Lending Portfolio II	40,635,342	40,635,342	182,327,524	174,245,458	—	—	48,717,408	48,717,408	461,564
Total		$42,937,695	$208,240,293	$201,683,938	$674	$29		$49,494,753	$473,522
See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
2seventy bio, Inc. (a) (b)	1,405,870	$20,455,409
AbbVie, Inc.	533,142	71,552,988
ACADIA Pharmaceuticals, Inc. (a)	4,338,881	70,984,093
Achillion Pharmaceuticals, Inc. (b)	51,865	75,464
Adicet Bio, Inc. (a) (b)	1,427,259	20,295,623
ADMA Biologics, Inc. (a) (b)	6,288,207	15,280,343
Agenus, Inc. (a) (b) (c)	15,125,104	31,006,463
Agios Pharmaceuticals, Inc. (a) (b)	1,473,345	41,666,197
Alaunos Therapeutics, Inc. (a) (b)	2,392,898	4,115,785
Alector, Inc. (a) (b)	2,029,721	19,201,161
Alkermes PLC (a)	3,141,123	70,141,277
Allogene Therapeutics, Inc. (a) (b)	5,004,661	54,050,339
Alnylam Pharmaceuticals, Inc. (a) (b)	337,808	67,615,649
Altimmune, Inc. (a) (c)	3,256,310	41,583,079
Amgen, Inc.	304,603	68,657,516
Amicus Therapeutics, Inc. (a)	6,604,069	68,946,480
AnaptysBio, Inc. (a) (b)	842,267	21,486,231
Anavex Life Sciences Corp. (a) (b)	2,981,488	30,768,956
Anika Therapeutics, Inc. (a)	307,998	7,330,352
Apellis Pharmaceuticals, Inc. (a)	1,116,100	76,229,630
Arcellx, Inc. (a)	1,001,471	18,797,611
Arcturus Therapeutics Holdings, Inc. (a) (b) (c)	2,005,545	29,722,177
Arcus Biosciences, Inc. (a) (b)	2,489,048	65,113,496
Arcutis Biotherapeutics, Inc. (a) (b)	1,884,824	36,018,987
Arrowhead Pharmaceuticals, Inc. (a)	1,955,586	64,632,117
Atara Biotherapeutics, Inc. (a) (b) (c)	5,785,690	21,869,908
Avid Bioservices, Inc. (a) (b)	1,889,970	36,136,226
Avidity Biosciences, Inc. (a) (b)	717,873	11,722,866
Beam Therapeutics, Inc. (a) (b)	1,311,489	62,479,336
BioCryst Pharmaceuticals, Inc. (a) (b)	5,606,942	70,647,469
Biogen, Inc. (a)	356,112	95,081,904
Biohaven Pharmaceutical Holding Co., Ltd. (a)	500,478	75,657,259
BioMarin Pharmaceutical, Inc. (a)	811,675	68,805,690
Bluebird Bio, Inc. (a) (b) (c)	10,563,637	66,867,822
Blueprint Medicines Corp. (a)	991,369	65,321,303
Bridgebio Pharma, Inc. (a) (b)	5,281,202	52,495,148
C4 Therapeutics, Inc. (a)	1,221,339	10,711,143
Security Description	Shares	Value
CareDx, Inc. (a) (c)	3,179,310	$54,111,856
Caribou Biosciences, Inc. (a)	1,424,047	15,023,696
Catalyst Pharmaceuticals, Inc. (a)	4,406,567	56,536,255
Celldex Therapeutics, Inc. (a)	2,260,789	63,550,779
Cerevel Therapeutics Holdings, Inc. (a) (b)	1,640,780	46,368,443
ChemoCentryx, Inc. (a)	1,464,599	75,661,184
Chinook Therapeutics, Inc. (a)	1,552,422	30,520,617
Cogent Biosciences, Inc. (a)	2,270,466	33,875,353
Coherus Biosciences, Inc. (a)	2,914,498	28,008,326
Crinetics Pharmaceuticals, Inc. (a)	818,939	16,083,962
CRISPR Therapeutics AG (a) (b)	1,126,145	73,593,576
CTI BioPharma Corp. (a) (c)	11,895,937	69,234,353
Cytokinetics, Inc. (a)	1,383,362	67,023,889
Day One Biopharmaceuticals, Inc. (a)	1,568,851	31,424,086
Deciphera Pharmaceuticals, Inc. (a)	2,190,721	40,528,338
Denali Therapeutics, Inc. (a)	2,256,844	69,262,542
Design Therapeutics, Inc. (a)	336,176	5,620,863
Dynavax Technologies Corp. (a) (b) (c)	6,473,427	67,582,578
Eagle Pharmaceuticals, Inc. (a)	621,875	16,429,938
Editas Medicine, Inc. (a) (b) (c)	4,764,458	58,316,966
Emergent BioSolutions, Inc. (a) (c)	2,557,286	53,677,433
Enanta Pharmaceuticals, Inc. (a)	691,131	35,848,965
EQRx, Inc. (a) (b)	6,346,619	31,415,764
Erasca, Inc. (a)	955,203	7,450,583
Exact Sciences Corp. (a)	1,855,351	60,280,354
Exelixis, Inc. (a)	4,213,324	66,064,920
Fate Therapeutics, Inc. (a) (b)	2,684,002	60,148,485
FibroGen, Inc. (a) (b)	2,470,877	32,146,110
G1 Therapeutics, Inc. (a) (b)	1,491,475	18,628,523
Geron Corp. (a) (b)	5,985,092	14,005,115
Gilead Sciences, Inc.	1,155,308	71,270,951
Global Blood Therapeutics, Inc. (a)	1,112,943	75,791,418
Gossamer Bio, Inc. (a) (b)	2,487,816	29,804,036
Halozyme Therapeutics, Inc. (a) (b)	1,821,473	72,021,042
Heron Therapeutics, Inc. (a) (b) (c)	6,530,061	27,556,857
Horizon Therapeutics PLC (a)	1,141,187	70,628,063
Ideaya Biosciences, Inc. (a) (b)	1,214,462	18,119,773
ImmunityBio, Inc. (a) (b)	4,386,725	21,802,023
ImmunoGen, Inc. (a)	10,274,816	49,113,620
Incyte Corp. (a)	1,044,593	69,611,678
Inhibrx, Inc. (a) (b)	1,442,507	25,893,001

See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Inovio Pharmaceuticals, Inc. (a) (b) (c)	20,144,113	$34,748,595
Insmed, Inc. (a)	3,037,452	65,426,716
Intellia Therapeutics, Inc. (a)	1,170,195	65,484,112
Intercept Pharmaceuticals, Inc. (a) (b) (c)	2,446,731	34,131,897
Ionis Pharmaceuticals, Inc. (a)	1,610,097	71,214,590
Iovance Biotherapeutics, Inc. (a)	6,733,515	64,507,074
Ironwood Pharmaceuticals, Inc. (a)	6,855,949	71,027,632
iTeos Therapeutics, Inc. (a)	1,367,440	26,049,732
IVERIC bio, Inc. (a)	4,056,861	72,780,086
Karuna Therapeutics, Inc. (a)	302,847	68,119,376
Karyopharm Therapeutics, Inc. (a) (b) (c)	7,245,329	39,559,496
Keros Therapeutics, Inc. (a)	621,797	23,392,003
Kezar Life Sciences, Inc. (a)	2,653,810	22,849,304
Krystal Biotech, Inc. (a) (b)	566,447	39,481,356
Kura Oncology, Inc. (a) (b)	3,057,574	41,766,461
Kymera Therapeutics, Inc. (a) (b)	1,947,100	42,388,367
Ligand Pharmaceuticals, Inc. (a) (b)	394,809	33,997,003
Lyell Immunopharma, Inc. (a) (b)	2,238,858	16,410,829
Madrigal Pharmaceuticals, Inc. (a)	716,224	46,547,398
MannKind Corp. (a) (b) (c)	15,846,367	48,965,274
Mersana Therapeutics, Inc. (a)	2,318,534	15,673,290
MiMedx Group, Inc. (a) (b)	1,768,034	5,074,258
Mirati Therapeutics, Inc. (a)	889,693	62,136,159
Mirum Pharmaceuticals, Inc. (a)	633,687	13,313,764
Moderna, Inc. (a)	530,000	62,672,500
Morphic Holding, Inc. (a)	1,020,975	28,893,593
Myovant Sciences, Ltd. (a) (b)	1,759,515	31,600,889
Myriad Genetics, Inc. (a)	1,858,919	35,468,175
Natera, Inc. (a)	1,425,333	62,458,092
Neurocrine Biosciences, Inc. (a)	708,139	75,211,443
Nkarta, Inc. (a) (b)	1,748,947	23,016,143
Novavax, Inc. (a) (b)	2,377,512	43,270,718
Nurix Therapeutics, Inc. (a) (b)	1,419,841	18,500,528
Ocugen, Inc. (a) (b) (c)	20,973,312	37,332,495
PMV Pharmaceuticals, Inc. (a) (b) (c)	3,136,971	37,329,955
Point Biopharma Global, Inc. (a)	1,611,241	12,454,893
Prometheus Biosciences, Inc. (a)	1,034,567	61,049,799
Protagonist Therapeutics, Inc. (a) (c)	3,762,512	31,717,976
Prothena Corp. PLC (a)	1,156,071	70,092,585
Security Description	Shares	Value
PTC Therapeutics, Inc. (a)	1,405,954	$70,578,891
Rapt Therapeutics, Inc. (a)	772,067	18,575,932
Recursion Pharmaceuticals, Inc. Class A (a) (b)	1,870,874	19,906,099
Regeneron Pharmaceuticals, Inc. (a)	104,166	71,756,832
REGENXBIO, Inc. (a)	1,270,677	33,583,993
Relay Therapeutics, Inc. (a) (b)	2,127,188	47,585,196
Replimenu Group, Inc. (a)	804,962	13,901,694
REVOLUTION Medicines, Inc. (a)	2,916,519	57,513,755
Rhythm Pharmaceuticals, Inc. (a) (b) (c)	2,855,670	69,963,915
Rocket Pharmaceuticals, Inc. (a)	2,457,724	39,225,275
Sage Therapeutics, Inc. (a)	1,795,577	70,314,795
Sana Biotechnology, Inc. (a) (b)	4,653,263	27,919,578
Sangamo Therapeutics, Inc. (a)	4,373,711	21,431,184
Sarepta Therapeutics, Inc. (a)	636,625	70,372,527
Seagen, Inc. (a)	485,055	66,370,076
Seres Therapeutics, Inc. (a) (b)	2,220,019	14,252,522
Sorrento Therapeutics, Inc. (a) (b) (c)	31,828,791	49,971,202
SpringWorks Therapeutics, Inc. (a) (b)	2,660,014	75,890,199
Syndax Pharmaceuticals, Inc. (a)	1,587,991	38,159,424
TG Therapeutics, Inc. (a) (b) (c)	8,417,335	49,830,623
Travere Therapeutics, Inc. (a) (b)	2,239,781	55,188,204
Twist Bioscience Corp. (a)	1,712,664	60,354,279
Ultragenyx Pharmaceutical, Inc. (a)	1,531,735	63,429,146
uniQure NV (a)	2,282,866	42,826,566
United Therapeutics Corp. (a)	337,471	70,659,678
Vanda Pharmaceuticals, Inc. (a)	1,488,715	14,708,504
Vaxart, Inc. (a) (b) (c)	11,440,773	24,940,885
Vaxcyte, Inc. (a)	1,013,796	24,331,104
Veracyte, Inc. (a) (b) (c)	3,762,442	62,456,537
Vericel Corp. (a) (b)	1,530,339	35,503,865
Vertex Pharmaceuticals, Inc. (a)	258,185	74,754,885
Verve Therapeutics, Inc. (a)	1,946,114	66,849,016
Vir Biotechnology, Inc. (a)	3,369,958	64,972,790
Viridian Therapeutics, Inc. (a)	627,063	12,861,062
Xencor, Inc. (a)	1,239,234	32,195,299
Y-mAbs Therapeutics, Inc. (a) (b)	1,105,354	15,939,205

See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Zentalis Pharmaceuticals, Inc. (a)	1,992,142	$43,149,796
TOTAL COMMON STOCKS (Cost $8,585,267,109)		6,831,898,900
SHORT-TERM INVESTMENTS — 9.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (d) (e)	7,216,174	7,217,617
State Street Navigator Securities Lending Portfolio II (f) (g)	625,510,759	625,510,759
TOTAL SHORT-TERM INVESTMENTS (Cost $632,727,740)		632,728,376
TOTAL INVESTMENTS — 109.2% (Cost $9,217,994,849)		7,464,627,276
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%		(627,434,441)
NET ASSETS — 100.0%		$6,837,192,835

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,831,823,436	$75,464	$—	$6,831,898,900
Short-Term Investments	632,728,376	—	—	632,728,376
TOTAL INVESTMENTS	$7,464,551,812	$75,464	$—	$7,464,627,276

See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
Agenus, Inc.	18,403,960	$35,703,682	$24,110,945	$31,711,313	$2,354,354	$548,795	15,125,104	$31,006,463	$—
Albireo Pharma, Inc.	1,080,042	21,449,634	9,668,069	28,274,479	(10,142,880)	7,299,656	—	—	—
Altimmune, Inc.	—	—	53,846,851	9,029,954	(273,291)	—	—	—*	—
Arcturus Therapeutics Holdings, Inc.	2,239,987	35,257,395	19,692,364	22,741,251	(4,034,490)	1,548,159	2,005,545	29,722,177	—
Bluebird Bio, Inc.	—	—	80,801,437	13,516,927	(245,217)	—	—	—*	—
Bridgebio Pharma, Inc.	8,496,876	77,151,634	44,740,599	80,077,042	(56,058,894)	—	—	—*	—
CareDx, Inc.	3,155,144	67,772,493	38,906,930	38,220,260	1,987,761	(16,335,068)	3,179,310	54,111,856	—
Coherus Biosciences, Inc.	4,238,908	30,689,694	21,721,604	35,144,783	(4,852,459)	—	—	—*	—
CTI BioPharma Corp.	8,182,914	48,851,997	56,592,278	33,795,871	151,150	(2,565,201)	11,895,937	69,234,353	—
Dynavax Technologies Corp.	—	—	58,000,456	40,303,127	3,232,204	—	—	—*	—
Editas Medicine, Inc.	6,434,010	76,114,338	51,260,236	73,888,587	(32,497,102)	37,328,081	4,764,458	58,316,966	—
Heron Therapeutics, Inc.	14,121,179	39,398,089	27,038,906	63,185,614	(62,720,683)	—	—	—*	—
ImmunoGen, Inc.	14,030,427	63,136,922	36,998,885	55,954,250	(133,758)	—	—	—*	—
Inovio Pharmaceuticals, Inc.	27,314,749	47,254,516	29,607,504	43,193,535	(61,790,708)	62,870,818	20,144,113	34,748,595	—
Intercept Pharmaceuticals, Inc.	2,863,938	39,550,984	24,289,593	31,349,525	(2,839,017)	4,479,862	2,446,731	34,131,897	—
Iovance Biotherapeutics, Inc.	8,627,590	95,248,594	50,614,770	70,251,625	(36,584,247)	—	—	—*	—
iTeos Therapeutics, Inc.	1,832,657	37,752,734	21,159,861	30,212,657	(6,510,429)	—	—	—*	—
IVERIC bio, Inc.	6,575,877	63,259,937	44,534,088	87,802,467	14,232,831	—	—	—*	—
Karyopharm Therapeutics, Inc.	8,590,440	38,742,884	22,416,445	28,971,742	(3,547,665)	10,919,574	7,245,329	39,559,496	—
Kymera Therapeutics, Inc.	2,812,391	55,375,979	37,779,039	60,062,859	(10,314,806)	—	—	—*	—
Ocugen, Inc.	25,991,796	59,001,377	32,775,048	42,828,177	(25,170,532)	13,554,779	20,973,312	37,332,495	—
PMV Pharmaceuticals, Inc.	4,485,362	63,916,408	32,736,076	49,076,318	(13,186,666)	2,940,455	3,136,971	37,329,955	—
Praxis Precision Medicines, Inc.	4,299,061	10,532,699	6,135,009	17,654,547	(9,357,660)	10,344,499	—	—	—
Protagonist Therapeutics, Inc.	5,877,088	46,487,766	27,420,010	44,689,357	(47,401,517)	49,901,074	3,762,512	31,717,976	—
Rigel Pharmaceuticals, Inc.	20,357,540	23,004,020	12,244,017	37,133,827	(7,015,198)	8,900,988	—	—	—
Sorrento Therapeutics, Inc.	32,103,984	64,529,008	41,062,568	40,123,893	1,674,184	(17,170,665)	31,828,791	49,971,202	—
SpringWorks Therapeutics, Inc.	3,275,904	80,652,756	49,273,730	64,663,529	(12,952,966)	—	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	3,542,794	3,542,440	52,371,699	48,697,990	796	672	7,216,174	7,217,617	8,694
State Street Navigator Securities Lending Portfolio II	592,952,060	592,952,060	739,964,488	707,405,789	—	—	625,510,759	625,510,759	965,403
TG Therapeutics, Inc.	11,433,734	48,593,369	38,759,023	58,964,742	(56,766,896)	78,209,869	8,417,335	49,830,623	—
Vaxart, Inc.	10,049,025	35,171,588	23,616,405	19,759,101	376,068	(14,464,075)	11,440,773	24,940,885	—
Veracyte, Inc.	3,731,943	74,265,666	48,047,265	47,248,540	6,980,126	(19,587,980)	3,762,442	62,456,537	—
Total		$1,975,360,663	$1,858,186,198	$2,055,933,678	$(433,407,607)	$218,724,292		$1,277,139,852	$974,097
*	As of September 30, 2022, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 34.6%
Affiliated Managers Group, Inc.	10,711	$1,198,025
Ameriprise Financial, Inc.	7,611	1,917,591
Ares Management Corp. Class A	27,755	1,719,422
Artisan Partners Asset Management, Inc. Class A	23,490	632,586
Assetmark Financial Holdings, Inc. (a)	3,907	71,459
Bank of New York Mellon Corp.	49,550	1,908,666
BlackRock, Inc.	3,133	1,724,027
Blackstone, Inc.	21,942	1,836,545
Blucora, Inc. (a)	13,205	255,385
Blue Owl Capital, Inc.	159,089	1,468,392
Bridge Investment Group Holdings, Inc. Class A	5,553	80,519
Brightsphere Investment Group, Inc.	12,816	191,087
Carlyle Group, Inc.	66,134	1,708,903
Cohen & Steers, Inc.	4,673	292,670
Diamond Hill Investment Group, Inc.	492	81,180
Federated Hermes, Inc.	26,761	886,324
Focus Financial Partners, Inc. Class A (a)	15,685	494,234
Franklin Resources, Inc.	82,897	1,783,943
Hamilton Lane, Inc. Class A	9,145	545,133
Invesco, Ltd.	124,430	1,704,691
Janus Henderson Group PLC	57,691	1,171,704
KKR & Co., Inc.	42,501	1,827,543
Northern Trust Corp.	22,067	1,888,053
P10, Inc. Class A	6,300	66,276
SEI Investments Co.	28,295	1,387,870
State Street Corp. (b)	29,953	1,821,442
StepStone Group, Inc. Class A	14,544	356,473
T Rowe Price Group, Inc.	17,518	1,839,565
TPG, Inc.	18,108	504,127
Victory Capital Holdings, Inc. Class A	10,825	252,331
Virtus Investment Partners, Inc.	2,601	414,912
WisdomTree Investments, Inc.	37,901	177,377
		32,208,455
FINANCIAL EXCHANGES & DATA — 27.4%
Cboe Global Markets, Inc.	17,628	2,068,998
CME Group, Inc.	10,825	1,917,432
Coinbase Global, Inc. Class A (a)	27,031	1,743,229
Donnelley Financial Solutions, Inc. (a)	35,920	1,327,962
FactSet Research Systems, Inc.	4,812	1,925,329
Intercontinental Exchange, Inc.	21,159	1,911,716
MarketAxess Holdings, Inc.	8,194	1,823,083
Moody's Corp.	7,280	1,769,841
Morningstar, Inc.	8,927	1,895,381
MSCI, Inc.	4,454	1,878,653
Security Description	Shares	Value
Nasdaq, Inc.	34,450	$1,952,626
Open Lending Corp. Class A (a)	203,336	1,634,821
S&P Global, Inc.	5,923	1,808,588
Tradeweb Markets, Inc. Class A	32,192	1,816,273
		25,473,932
INVESTMENT BANKING & BROKERAGE — 37.8%
B Riley Financial, Inc.	39,474	1,757,383
BGC Partners, Inc. Class A	306,858	963,534
Charles Schwab Corp.	29,360	2,110,103
Cowen, Inc. Class A	56,788	2,194,288
Evercore, Inc. Class A	22,119	1,819,288
Goldman Sachs Group, Inc.	6,406	1,877,278
Houlihan Lokey, Inc.	26,856	2,024,405
Interactive Brokers Group, Inc. Class A	31,643	2,022,304
Jefferies Financial Group, Inc.	64,249	1,895,346
Lazard, Ltd. Class A	57,413	1,827,456
LPL Financial Holdings, Inc.	9,432	2,060,703
Moelis & Co. Class A	50,173	1,696,349
Morgan Stanley	24,461	1,932,664
Piper Sandler Cos.	17,678	1,851,594
PJT Partners, Inc. Class A	30,450	2,034,669
Raymond James Financial, Inc.	20,103	1,986,578
Stifel Financial Corp.	35,128	1,823,495
StoneX Group, Inc. (a)	15,659	1,298,757
Virtu Financial, Inc. Class A	96,914	2,012,904
		35,189,098
TOTAL COMMON STOCKS (Cost $128,276,440)		92,871,485
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	130,585	130,612
State Street Navigator Securities Lending Portfolio II (b) (e)	2,366,689	2,366,689
TOTAL SHORT-TERM INVESTMENTS (Cost $2,497,296)		2,497,301
TOTAL INVESTMENTS — 102.5% (Cost $130,773,736)		95,368,786
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(2,326,314)
NET ASSETS — 100.0%		$93,042,472

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$92,871,485	$—	$—	$92,871,485
Short-Term Investments	2,497,301	—	—	2,497,301
TOTAL INVESTMENTS	$95,368,786	$—	$—	$95,368,786

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Corp.	23,444	$1,445,323	$457,637	$—	$—	$(81,518)	29,953	$1,821,442	$13,363
State Street Institutional Liquid Reserves Fund, Premier Class	164,042	164,025	982,219	1,015,662	39	(9)	130,585	130,612	1,008
State Street Navigator Securities Lending Portfolio II	2,984,921	2,984,921	40,054,411	40,672,643	—	—	2,366,689	2,366,689	3,037
Total		$4,594,269	$41,494,267	$41,688,305	$39	$(81,527)		$4,318,743	$17,408
See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.5%
General Dynamics Corp.	819,131	$173,795,024
L3Harris Technologies, Inc.	641,764	133,377,812
		307,172,836
AIR FREIGHT & LOGISTICS — 1.3%
C.H. Robinson Worldwide, Inc. (a)	1,658,660	159,745,544
Expeditors International of Washington, Inc.	1,059,319	93,548,461
		253,294,005
BANKS — 6.8%
Bank OZK (b)	6,644,514	262,856,974
Commerce Bancshares, Inc.	1,866,444	123,483,935
Community Bank System, Inc.	2,559,084	153,749,767
Cullen/Frost Bankers, Inc.	1,616,975	213,796,434
Prosperity Bancshares, Inc.	3,370,994	224,777,880
UMB Financial Corp.	1,492,931	125,839,154
United Bankshares, Inc. (b)	7,717,831	275,912,458
		1,380,416,602
BEVERAGES — 2.4%
Brown-Forman Corp. Class B	1,176,244	78,302,563
Coca-Cola Co.	3,540,680	198,348,894
PepsiCo, Inc.	1,268,439	207,085,351
		483,736,808
BIOTECHNOLOGY — 1.3%
AbbVie, Inc.	1,933,351	259,475,038
BUILDING PRODUCTS — 1.0%
A.O. Smith Corp.	2,706,090	131,461,852
Carlisle Cos., Inc.	265,218	74,369,780
		205,831,632
CAPITAL MARKETS — 4.2%
FactSet Research Systems, Inc.	176,834	70,753,052
Franklin Resources, Inc. (a)	15,332,030	329,945,286
S&P Global, Inc.	217,272	66,344,005
SEI Investments Co.	2,122,400	104,103,720
T Rowe Price Group, Inc.	2,719,958	285,622,789
		856,768,852
CHEMICALS — 5.1%
Air Products & Chemicals, Inc.	895,446	208,397,148
Albemarle Corp.	266,124	70,373,831
Ecolab, Inc.	634,481	91,631,746
HB Fuller Co. (a)	1,576,302	94,735,750
Linde PLC	444,282	119,773,984
PPG Industries, Inc.	1,259,561	139,420,807
RPM International, Inc.	1,839,905	153,282,486
Sherwin-Williams Co.	322,566	66,045,388
Stepan Co.	878,994	82,335,368
		1,025,996,508
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc. (a)	3,260,226	124,638,440
Security Description	Shares	Value
Brady Corp. Class A (b)	3,106,822	$129,647,682
Cintas Corp.	199,860	77,583,653
MSA Safety, Inc.	918,021	100,321,335
		432,191,110
CONSTRUCTION & ENGINEERING — 1.3%
MDU Resources Group, Inc.	9,319,743	254,894,971
CONTAINERS & PACKAGING — 3.0%
Amcor PLC	23,889,371	256,332,951
AptarGroup, Inc.	1,108,043	105,297,326
Sonoco Products Co.	4,334,070	245,871,791
		607,502,068
DISTRIBUTORS — 1.1%
Genuine Parts Co.	1,452,148	216,834,739
ELECTRIC UTILITIES — 3.3%
Eversource Energy	2,799,339	218,236,469
NextEra Energy, Inc.	2,131,718	167,148,008
Southern Co.	4,132,848	281,033,664
		666,418,141
ELECTRICAL EQUIPMENT — 0.9%
Emerson Electric Co.	2,429,336	177,875,982
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Badger Meter, Inc.	865,122	79,928,622
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.7%
Essex Property Trust, Inc. REIT	957,982	232,051,980
Federal Realty Investment Trust REIT	3,394,311	305,895,307
National Retail Properties, Inc. REIT	8,358,069	333,152,630
Realty Income Corp. REIT	4,753,417	276,648,870
		1,147,748,787
FOOD & STAPLES RETAILING — 3.3%
Casey's General Stores, Inc.	322,285	65,269,158
Sysco Corp.	2,076,377	146,820,618
Walgreens Boots Alliance, Inc.	10,161,071	319,057,629
Walmart, Inc.	1,086,218	140,882,475
		672,029,880
FOOD PRODUCTS — 4.6%
Archer-Daniels-Midland Co.	2,176,618	175,108,918
Hormel Foods Corp.	3,596,709	163,434,457
JM Smucker Co.	1,852,199	254,510,664
Lancaster Colony Corp. (a)	1,494,156	224,541,764
McCormick & Co., Inc.	1,647,578	117,422,884
		935,018,687
GAS UTILITIES — 5.5%
Atmos Energy Corp. (a)	1,668,584	169,945,281
National Fuel Gas Co. (a)	3,402,475	209,422,336
New Jersey Resources Corp. (a) (b)	5,876,719	227,429,025
South Jersey Industries, Inc. (b)	8,339,172	278,695,128

See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
UGI Corp.	7,051,065	$227,960,932
		1,113,452,702
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	1,235,110	119,509,243
Becton Dickinson & Co.	454,395	101,252,838
Embecta Corp.	91,906	2,645,974
Medtronic PLC	2,603,939	210,268,074
		433,676,129
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cardinal Health, Inc. (a)	5,188,350	345,959,178
HOTELS, RESTAURANTS & LEISURE — 0.8%
McDonald's Corp.	686,153	158,322,943
HOUSEHOLD DURABLES — 1.7%
Leggett & Platt, Inc. (a) (b)	10,185,623	338,366,396
HOUSEHOLD PRODUCTS — 4.2%
Church & Dwight Co., Inc.	939,095	67,088,947
Clorox Co. (a)	1,735,211	222,783,740
Colgate-Palmolive Co.	2,360,368	165,815,852
Kimberly-Clark Corp.	2,021,296	227,476,652
Procter & Gamble Co.	1,384,726	174,821,657
		857,986,848
INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	2,676,598	295,764,079
INSURANCE — 5.2%
Aflac, Inc.	4,077,571	229,159,490
Brown & Brown, Inc.	883,949	53,461,235
Chubb, Ltd.	715,013	130,046,564
Cincinnati Financial Corp.	1,631,458	146,129,693
Old Republic International Corp.	14,298,562	299,268,903
RenaissanceRe Holdings, Ltd.	528,835	74,243,146
RLI Corp.	619,705	63,445,398
W R Berkley Corp.	729,069	47,083,276
		1,042,837,705
IT SERVICES — 2.5%
Automatic Data Processing, Inc.	700,638	158,477,309
International Business Machines Corp.	2,841,112	337,552,517
		496,029,826
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Polaris, Inc. (a)	1,761,888	168,524,587
LIFE SCIENCES TOOLS & SERVICES — 0.1%
West Pharmaceutical Services, Inc.	59,122	14,548,742
MACHINERY — 6.6%
Caterpillar, Inc.	1,171,803	192,269,436
Donaldson Co., Inc.	2,911,212	142,678,500
Dover Corp.	998,953	116,457,941
Franklin Electric Co., Inc.	1,043,483	85,262,996
Graco, Inc.	1,783,321	106,910,094
Illinois Tool Works, Inc.	1,089,533	196,824,136
Lincoln Electric Holdings, Inc.	1,108,709	139,386,896
Security Description	Shares	Value
Nordson Corp.	357,576	$75,902,658
Pentair PLC	3,044,397	123,693,850
Stanley Black & Decker, Inc.	2,030,210	152,692,094
		1,332,078,601
MEDIA — 0.5%
John Wiley & Sons, Inc. Class A (b)	2,692,396	101,126,394
METALS & MINING — 1.1%
Nucor Corp.	1,245,676	133,274,875
Royal Gold, Inc. (a)	998,912	93,717,924
		226,992,799
MULTI-UTILITIES — 2.4%
Black Hills Corp. (a) (b)	3,563,583	241,361,476
Consolidated Edison, Inc.	2,801,860	240,287,514
		481,648,990
MULTILINE RETAIL — 1.1%
Target Corp.	1,511,588	224,304,543
OIL, GAS & CONSUMABLE FUELS — 3.1%
Chevron Corp.	2,120,834	304,700,221
Exxon Mobil Corp.	3,679,161	321,227,547
		625,927,768
PERSONAL PRODUCTS — 1.1%
Nu Skin Enterprises, Inc. Class A (b)	6,492,483	216,654,158
PHARMACEUTICALS — 0.9%
Johnson & Johnson	1,153,155	188,379,401
SOFTWARE — 0.2%
Roper Technologies, Inc.	119,173	42,859,378
SPECIALTY RETAIL — 0.9%
Lowe's Cos., Inc.	958,328	179,983,582
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
NIKE, Inc. Class B	852,742	70,879,915
VF Corp. (a)	7,436,726	222,432,475
		293,312,390
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Fastenal Co.	3,995,486	183,952,175
W.W. Grainger, Inc.	249,029	121,822,497
		305,774,672
WATER UTILITIES — 2.5%
American States Water Co. (a)	1,691,139	131,824,285
California Water Service Group	2,432,336	128,159,784
Essential Utilities, Inc.	3,746,546	155,032,074
Middlesex Water Co. (a) (b)	1,143,927	88,311,164
		503,327,307
WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Telephone & Data Systems, Inc. (a) (b)	13,725,387	190,782,879
TOTAL COMMON STOCKS (Cost $21,315,800,250)		20,141,757,265

See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	19,509,247	$19,513,149
State Street Navigator Securities Lending Portfolio II (e) (f)	270,031,670	270,031,670
TOTAL SHORT-TERM INVESTMENTS (Cost $289,544,124)		289,544,819
TOTAL INVESTMENTS — 101.1% (Cost $21,605,344,374)		20,431,302,084
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(225,159,902)
NET ASSETS — 100.0%		$20,206,142,182

(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	172	12/16/2022	$35,353,786	$30,972,900	$(4,380,886)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,141,757,265	$—	$—	$20,141,757,265
Short-Term Investments	289,544,819	—	—	289,544,819
TOTAL INVESTMENTS	$20,431,302,084	$—	$—	$20,431,302,084
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(4,380,886)	—	—	(4,380,886)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(4,380,886)	$—	$—	$(4,380,886)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
Bank OZK	6,046,700	$226,932,651	$29,120,886	$5,386,614	$219,523	$11,970,528	6,644,514	$262,856,974	$1,941,106
Black Hills Corp.	3,432,967	249,817,009	30,771,555	21,711,583	1,308,407	(18,823,911)	3,563,583	241,361,477	2,065,754
Brady Corp.	2,748,354	129,832,243	17,917,789	1,116,003	37,420	(17,023,767)	3,106,822	129,647,682	619,094
John Wiley & Sons, Inc.	—	—	26,935,501	103,172,658	24,861	(29,006,626)	2,692,396	101,126,394	757,414
Leggett & Platt, Inc.	11,706,610	404,814,574	50,611,334	112,566,269	2,072,308	(6,565,551)	10,185,623	338,366,396	4,455,246
MDU Resources Group, Inc.	10,517,517	283,867,784	33,872,135	68,518,703	3,451,544	—	—	—*	2,009,462
Middlesex Water Co.	1,027,000	90,047,360	11,755,775	1,149,995	(361)	(12,341,615)	1,143,927	88,311,164	322,463
National Retail Properties, Inc.	8,835,419	379,923,017	47,383,888	71,396,386	13,663,605	—	—	—*	5,228,506
New Jersey Resources Corp.	5,553,470	247,296,019	29,663,494	15,563,251	245,852	(34,213,089)	5,876,719	227,429,025	2,276,547
Nu Skin Enterprises, Inc.	6,229,311	269,729,166	31,693,946	20,926,651	(2,157,390)	(61,684,913)	6,492,483	216,654,158	2,438,748
South Jersey Industries, Inc.	9,148,665	312,335,423	35,902,103	63,735,110	11,889,722	(17,697,010)	8,339,172	278,695,128	2,563,437
State Street Institutional Liquid Reserves Fund, Premier Class	17,176,483	17,174,765	265,707,412	263,380,110	10,105	977	19,509,247	19,513,149	233,379
State Street Navigator Securities Lending Portfolio II	290,219,370	290,219,370	571,226,568	591,414,268	—	—	270,031,670	270,031,670	962,194
Telephone & Data Systems, Inc.	10,411,355	164,395,296	54,195,940	1,722,456	74,136	(26,160,037)	13,725,387	190,782,879	2,456,006
United Bankshares, Inc.	8,362,251	293,264,143	35,881,378	61,720,192	9,124,899	(637,770)	7,717,831	275,912,458	2,755,105
Total		$3,359,648,820	$1,272,639,704	$1,403,480,249	$39,964,631	$(212,182,784)		$2,640,688,554	$31,084,461
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended September 30, 2022.
*	As of September 30, 2022, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 75.4%
Abbott Laboratories	56,663	$5,482,712
ABIOMED, Inc. (a)	21,775	5,349,246
Alphatec Holdings, Inc. (a) (b)	406,053	3,548,903
AngioDynamics, Inc. (a)	121,650	2,488,959
Artivion, Inc. (a)	147,315	2,038,840
AtriCure, Inc. (a)	132,331	5,174,142
AxoGen, Inc. (a)	133,449	1,590,712
Axonics, Inc. (a)	80,036	5,637,736
Baxter International, Inc.	102,874	5,540,794
Becton Dickinson & Co.	23,385	5,210,880
Boston Scientific Corp. (a)	143,148	5,544,122
Butterfly Network, Inc. (a)	951,515	4,472,120
Cardiovascular Systems, Inc. (a)	216,142	2,995,728
CONMED Corp.	62,716	5,027,942
Cutera, Inc. (a) (b)	123,355	5,624,988
DexCom, Inc. (a)	66,173	5,329,573
Edwards Lifesciences Corp. (a)	63,206	5,222,712
Enovis Corp. (a)	119,239	5,493,341
Envista Holdings Corp. (a)	162,227	5,322,668
Glaukos Corp. (a)	108,793	5,792,139
Globus Medical, Inc. Class A (a)	97,863	5,829,699
Heska Corp. (a)	67,039	4,888,484
Hologic, Inc. (a)	88,878	5,734,409
IDEXX Laboratories, Inc. (a)	16,429	5,352,568
Inari Medical, Inc. (a)	79,549	5,778,439
Inogen, Inc. (a)	118,213	2,870,212
Inspire Medical Systems, Inc. (a)	29,525	5,236,849
Insulet Corp. (a)	22,858	5,243,625
Integer Holdings Corp. (a)	94,479	5,879,428
Integra LifeSciences Holdings Corp. (a)	123,952	5,250,607
Intuitive Surgical, Inc. (a)	27,666	5,185,715
iRhythm Technologies, Inc. (a)	38,598	4,835,557
LeMaitre Vascular, Inc.	67,045	3,397,841
LivaNova PLC (a)	106,493	5,406,650
Masimo Corp. (a)	39,339	5,553,093
Medtronic PLC	68,503	5,531,617
Mesa Laboratories, Inc.	36,871	5,192,543
Nevro Corp. (a)	124,153	5,785,530
Novocure, Ltd. (a) (b)	69,150	5,254,017
NuVasive, Inc. (a)	131,289	5,751,771
Omnicell, Inc. (a)	58,347	5,077,939
Orthofix Medical, Inc. (a)	86,218	1,647,626
Outset Medical, Inc. (a)	328,004	5,225,104
Paragon 28, Inc. (a) (b)	198,672	3,540,335
Penumbra, Inc. (a)	29,856	5,660,698
PROCEPT BioRobotics Corp. (a)	121,358	5,031,503
QuidelOrtho Corp. (a)	71,499	5,110,749
ResMed, Inc.	26,042	5,684,969
Senseonics Holdings, Inc. (a) (b)	2,213,170	2,921,384
Shockwave Medical, Inc. (a)	21,329	5,930,955
SI-BONE, Inc. (a) (b)	129,533	2,261,646
STERIS PLC	29,229	4,860,198
Security Description	Shares	Value
Stryker Corp.	26,625	$5,392,627
Surmodics, Inc. (a)	31,421	955,198
Tandem Diabetes Care, Inc. (a)	109,414	5,235,460
Teleflex, Inc.	25,384	5,113,861
TransMedics Group, Inc. (a)	115,130	4,805,526
Treace Medical Concepts, Inc. (a)	97,634	2,154,782
Varex Imaging Corp. (a)	198,563	4,197,622
ViewRay, Inc. (a)	596,384	2,170,838
Zimmer Biomet Holdings, Inc.	53,684	5,612,662
Zimvie, Inc. (a)	206,569	2,038,836
		287,477,429
HEALTH CARE SUPPLIES — 24.5%
Align Technology, Inc. (a)	23,362	4,838,504
Atrion Corp.	2,594	1,465,610
Avanos Medical, Inc. (a)	193,200	4,207,896
BioLife Solutions, Inc. (a)	184,994	4,208,613
Cerus Corp. (a)	1,481,153	5,332,151
Cooper Cos., Inc.	19,532	5,154,495
DENTSPLY SIRONA, Inc.	181,001	5,131,378
Embecta Corp.	189,774	5,463,593
Figs, Inc. Class A (a) (b)	511,380	4,218,885
Haemonetics Corp. (a)	79,674	5,898,266
ICU Medical, Inc. (a)	35,648	5,368,589
Lantheus Holdings, Inc. (a)	72,273	5,082,960
Meridian Bioscience, Inc. (a)	192,027	6,054,611
Merit Medical Systems, Inc. (a)	100,029	5,652,639
Neogen Corp. (a)	332,979	4,651,717
OrthoPediatrics Corp. (a)	76,169	3,514,438
Pulmonx Corp. (a) (b)	265,334	4,420,464
Silk Road Medical, Inc. (a)	138,879	6,249,555
STAAR Surgical Co. (a)	63,493	4,479,431
UFP Technologies, Inc. (a)	25,438	2,183,598
		93,577,393
TOTAL COMMON STOCKS (Cost $465,871,399)		381,054,822
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	8,284,464	8,286,121
State Street Navigator Securities Lending Portfolio II (e) (f)	8,364,445	8,364,445
TOTAL SHORT-TERM INVESTMENTS (Cost $16,650,524)		16,650,566
TOTAL INVESTMENTS — 104.3% (Cost $482,521,923)		397,705,388
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(16,447,058)
NET ASSETS — 100.0%		$381,258,330

See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$381,054,822	$—	$—	$381,054,822
Short-Term Investments	16,650,566	—	—	16,650,566
TOTAL INVESTMENTS	$397,705,388	$—	$—	$397,705,388

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,355,432	$8,354,597	$29,985,177	$30,056,211	$1,702	$856	8,284,464	$8,286,121	$8,669
State Street Navigator Securities Lending Portfolio II	13,512,232	13,512,232	60,258,309	65,406,096	—	—	8,364,445	8,364,445	141,744
Total		$21,866,829	$90,243,486	$95,462,307	$1,702	$856		$16,650,566	$150,413
See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.6%
HEALTH CARE SERVICES — 54.1%
1Life Healthcare, Inc. (a)	130,472	$2,237,595
23andMe Holding Co. Class A (a)	621,659	1,777,945
Accolade, Inc. (a)	181,094	2,068,093
Addus HomeCare Corp. (a)	17,166	1,634,890
Agiliti, Inc. (a) (b)	53,869	770,865
agilon health, Inc. (a) (b)	94,520	2,213,658
Amedisys, Inc. (a)	18,068	1,748,802
AMN Healthcare Services, Inc. (a)	20,917	2,216,365
Apollo Medical Holdings, Inc. (a) (b)	52,183	2,035,137
CareMax, Inc. (a) (b)	75,028	531,948
Castle Biosciences, Inc. (a)	50,159	1,308,147
Chemed Corp.	4,664	2,036,116
Cigna Corp.	7,579	2,102,945
CorVel Corp. (a)	11,015	1,524,806
Cross Country Healthcare, Inc. (a) (b)	83,245	2,361,661
CVS Health Corp.	21,726	2,072,009
DaVita, Inc. (a)	23,962	1,983,335
DocGo, Inc. (a)	156,748	1,554,940
Enhabit, Inc. (a)	135,325	1,899,963
Fulgent Genetics, Inc. (a)	50,120	1,910,574
Guardant Health, Inc. (a)	37,438	2,015,287
Hims & Hers Health, Inc. (a) (b)	332,234	1,853,866
Invitae Corp. (a) (b)	554,831	1,364,884
Laboratory Corp. of America Holdings	9,312	1,907,191
LHC Group, Inc. (a)	13,568	2,220,539
LifeStance Health Group, Inc. (a) (b)	102,827	680,715
ModivCare, Inc. (a)	18,508	1,844,877
National Research Corp. (b)	7,592	302,162
Oak Street Health, Inc. (a) (b)	78,338	1,920,848
OPKO Health, Inc. (a) (b)	1,001,724	1,893,258
Option Care Health, Inc. (a)	66,887	2,104,934
Pediatrix Medical Group, Inc. (a)	121,941	2,013,246
Premier, Inc. Class A	61,940	2,102,244
Privia Health Group, Inc. (a)	53,776	1,831,611
Quest Diagnostics, Inc.	17,072	2,094,564
R1 RCM, Inc. (a)	99,655	1,846,607
RadNet, Inc. (a)	54,818	1,115,546
Signify Health, Inc. Class A (a)	76,082	2,217,790
		67,319,963
HEALTH CARE DISTRIBUTORS — 13.2%
AdaptHealth Corp. (a) (b)	113,753	2,136,281
AmerisourceBergen Corp.	15,070	2,039,423
Cardinal Health, Inc.	31,755	2,117,423
Covetrus, Inc. (a)	106,188	2,217,206
Henry Schein, Inc. (a)	29,870	1,964,550
McKesson Corp.	6,060	2,059,612
Security Description	Shares	Value
Owens & Minor, Inc.	78,672	$1,895,995
Patterson Cos., Inc.	81,773	1,964,188
		16,394,678
HEALTH CARE FACILITIES — 19.7%
Acadia Healthcare Co., Inc. (a)	26,531	2,074,194
Brookdale Senior Living, Inc. (a)	371,226	1,585,135
Cano Health, Inc. (a) (b)	324,938	2,817,212
Community Health Systems, Inc. (a) (b)	687,097	1,477,259
Encompass Health Corp.	42,516	1,922,999
Ensign Group, Inc.	25,474	2,025,183
Hanger, Inc. (a)	45,583	853,314
HCA Healthcare, Inc.	10,102	1,856,647
National HealthCare Corp.	7,881	499,183
Pennant Group, Inc. (a)	27,568	286,983
Select Medical Holdings Corp.	83,371	1,842,499
Surgery Partners, Inc. (a) (b)	72,836	1,704,362
Tenet Healthcare Corp. (a)	35,813	1,847,234
Universal Health Services, Inc. Class B	21,545	1,899,838
US Physical Therapy, Inc.	24,777	1,883,547
		24,575,589
MANAGED HEALTH CARE — 13.6%
Alignment Healthcare, Inc. (a)	84,942	1,005,713
Centene Corp. (a)	24,126	1,877,244
Clover Health Investments Corp. (a)	847,070	1,440,019
Elevance Health, Inc.	4,496	2,042,263
HealthEquity, Inc. (a)	33,154	2,226,954
Humana, Inc.	4,638	2,250,311
Molina Healthcare, Inc. (a)	6,373	2,102,070
Progyny, Inc. (a)	51,516	1,909,183
UnitedHealth Group, Inc.	4,233	2,137,835
		16,991,592
TOTAL COMMON STOCKS (Cost $143,619,334)		125,281,822
SHORT-TERM INVESTMENTS — 6.9%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	240,418	240,466
State Street Navigator Securities Lending Portfolio II (e) (f)	8,429,125	8,429,125
TOTAL SHORT-TERM INVESTMENTS (Cost $8,669,542)		8,669,591
TOTAL INVESTMENTS — 107.5% (Cost $152,288,876)		133,951,413
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(9,383,878)
NET ASSETS — 100.0%		$124,567,535

See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$125,281,822	$—	$—	$125,281,822
Short-Term Investments	8,669,591	—	—	8,669,591
TOTAL INVESTMENTS	$133,951,413	$—	$—	$133,951,413

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,413,986	$1,413,845	$374,120	$1,547,550	$2	$49	240,418	$240,466	$856
State Street Navigator Securities Lending Portfolio II	7,377,998	7,377,998	21,896,396	20,845,269	—	—	8,429,125	8,429,125	18,164
Total		$8,791,843	$22,270,516	$22,392,819	$2	$49		$8,669,591	$19,020
See accompanying notes to Schedule of Investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 46.6%
A.O. Smith Corp.	389,137	$18,904,276
Advanced Drainage Systems, Inc.	228,100	28,368,797
Allegion PLC	300,274	26,928,572
Builders FirstSource, Inc. (a)	619,229	36,484,973
Carlisle Cos., Inc.	122,652	34,392,847
Carrier Global Corp.	898,190	31,939,636
Fortune Brands Home & Security, Inc.	492,304	26,431,802
Johnson Controls International PLC	651,382	32,061,022
Lennox International, Inc.	115,630	25,747,332
Masco Corp.	724,519	33,827,792
Owens Corning	417,055	32,784,694
Trane Technologies PLC	231,248	33,487,023
Trex Co., Inc. (a)	507,385	22,294,497
		383,653,263
HOME FURNISHINGS — 2.8%
Mohawk Industries, Inc. (a)	252,979	23,069,155
HOME IMPROVEMENT RETAIL — 12.2%
Floor & Decor Holdings, Inc. Class A (a) (b)	447,617	31,449,570
Home Depot, Inc.	126,349	34,864,743
Lowe's Cos., Inc.	184,186	34,591,973
		100,906,286
HOMEBUILDING — 30.8%
Cavco Industries, Inc. (a)	24,125	4,963,960
Century Communities, Inc.	116,551	4,986,052
D.R. Horton, Inc.	516,503	34,786,477
Green Brick Partners, Inc. (a) (b)	243,807	5,212,594
Installed Building Products, Inc.	76,310	6,180,347
Lennar Corp. Class A	474,504	35,374,273
LGI Homes, Inc. (a) (b)	110,847	9,019,620
M/I Homes, Inc. (a)	113,474	4,111,163
MDC Holdings, Inc.	256,836	7,042,443
NVR, Inc. (a)	7,782	31,027,457
PulteGroup, Inc. (a)	906,767	34,003,762
Skyline Champion Corp. (a)	167,973	8,880,733
Taylor Morrison Home Corp. (a)	504,463	11,764,077
Security Description	Shares	Value
Toll Brothers, Inc.	666,662	$27,999,804
TopBuild Corp. (a)	110,800	18,257,624
Tri Pointe Homes, Inc. (a)	659,329	9,962,461
		253,572,847
HOMEFURNISHING RETAIL — 3.6%
Williams-Sonoma, Inc. (b)	251,914	29,688,065
HOUSEHOLD APPLIANCES — 3.9%
Whirlpool Corp.	236,394	31,868,275
TOTAL COMMON STOCKS (Cost $1,209,306,688)		822,757,891
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	666,855	666,988
State Street Navigator Securities Lending Portfolio II (e) (f)	14,543,711	14,543,711
TOTAL SHORT-TERM INVESTMENTS (Cost $15,210,699)		15,210,699
TOTAL INVESTMENTS — 101.7% (Cost $1,224,517,387)		837,968,590
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(14,381,622)
NET ASSETS — 100.0%		$823,586,968

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$822,757,891	$—	$—	$822,757,891
Short-Term Investments	15,210,699	—	—	15,210,699
TOTAL INVESTMENTS	$837,968,590	$—	$—	$837,968,590

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	460,332	$460,287	$6,956,047	$6,749,626	$272	$8	666,855	$666,988	$2,974
State Street Navigator Securities Lending Portfolio II	24,781,739	24,781,739	114,988,290	125,226,318	—	—	14,543,711	14,543,711	21,745
Total		$25,242,026	$121,944,337	$131,975,944	$272	$8		$15,210,699	$24,719
See accompanying notes to Schedule of Investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
INSURANCE BROKERS — 13.8%
Aon PLC Class A	33,657	$9,015,701
Arthur J Gallagher & Co.	52,099	8,920,391
Brown & Brown, Inc.	150,296	9,089,902
Goosehead Insurance, Inc. Class A (a) (b)	116,868	4,165,175
Marsh & McLennan Cos., Inc.	58,957	8,801,691
Ryan Specialty Holdings, Inc. Class A (a) (b)	206,612	8,392,579
Willis Towers Watson PLC	45,913	9,225,758
		57,611,197
LIFE & HEALTH INSURANCE — 25.1%
Aflac, Inc.	158,865	8,928,213
American Equity Investment Life Holding Co.	203,624	7,593,139
Brighthouse Financial, Inc. (a)	193,222	8,389,699
CNO Financial Group, Inc.	339,145	6,094,436
Genworth Financial, Inc. Class A (a)	1,276,109	4,466,382
Globe Life, Inc.	95,674	9,538,698
Lincoln National Corp.	193,476	8,495,531
MetLife, Inc.	145,330	8,833,157
Primerica, Inc.	56,554	6,981,591
Principal Financial Group, Inc.	125,539	9,057,639
Prudential Financial, Inc.	99,825	8,562,989
Trupanion, Inc. (a) (b)	132,815	7,893,195
Unum Group	251,033	9,740,080
		104,574,749
MULTI-LINE INSURANCE — 6.3%
American International Group, Inc.	178,577	8,478,836
Assurant, Inc.	60,045	8,722,737
Hartford Financial Services Group, Inc.	146,677	9,085,173
		26,286,746
PROPERTY & CASUALTY INSURANCE — 44.6%
Allstate Corp.	77,743	9,681,336
American Financial Group, Inc.	74,510	9,159,514
Arch Capital Group, Ltd. (a)	211,306	9,622,875
Assured Guaranty, Ltd.	145,557	7,052,237
Axis Capital Holdings, Ltd.	156,743	7,703,919
Chubb, Ltd.	50,419	9,170,208
Cincinnati Financial Corp.	97,487	8,731,911
Erie Indemnity Co. Class A	23,095	5,134,249
Fidelity National Financial, Inc.	235,355	8,519,851
First American Financial Corp.	182,480	8,412,328
Hanover Insurance Group, Inc.	71,535	9,166,495
Kemper Corp.	102,900	4,245,654
Kinsale Capital Group, Inc.	39,919	10,196,111
Loews Corp.	172,894	8,617,037
Security Description	Shares	Value
Markel Corp. (a)	8,199	$8,889,520
Old Republic International Corp.	438,080	9,169,014
Palomar Holdings, Inc. (a)	31,556	2,641,868
Progressive Corp.	76,389	8,877,166
RLI Corp.	57,972	5,935,173
Selective Insurance Group, Inc.	119,432	9,721,765
Travelers Cos., Inc.	59,892	9,175,454
W R Berkley Corp.	145,348	9,386,574
White Mountains Insurance Group, Ltd.	5,468	7,124,913
		186,335,172
REINSURANCE — 9.9%
Alleghany Corp. (a)	11,694	9,815,593
Enstar Group, Ltd. (a)	18,607	3,155,561
Everest Re Group, Ltd.	34,740	9,117,166
Reinsurance Group of America, Inc.	75,956	9,556,024
RenaissanceRe Holdings, Ltd.	69,276	9,725,658
		41,370,002
TOTAL COMMON STOCKS (Cost $490,488,407)		416,177,866
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	737,857	738,004
State Street Navigator Securities Lending Portfolio II (e) (f)	15,458,905	15,458,905
TOTAL SHORT-TERM INVESTMENTS (Cost $16,196,836)		16,196,909
TOTAL INVESTMENTS — 103.6% (Cost $506,685,243)		432,374,775
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(15,208,968)
NET ASSETS — 100.0%		$417,165,807

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$416,177,866	$—	$—	$416,177,866
Short-Term Investments	16,196,909	—	—	16,196,909
TOTAL INVESTMENTS	$432,374,775	$—	$—	$432,374,775

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	965,614	$965,518	$3,609,631	$3,837,246	$10	$91	737,857	$738,004	$3,478
State Street Navigator Securities Lending Portfolio II	10,706,454	10,706,454	38,261,827	33,509,376	—	—	15,458,904	15,458,905	12,062
Total		$11,671,972	$41,871,458	$37,346,622	$10	$91		$16,196,909	$15,540
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTERACTIVE MEDIA & SERVICES — 41.8%
Alphabet, Inc. Class C (a)	4,897	$470,847
Angi, Inc. (a)	72,292	213,261
Bumble, Inc. Class A (a)	19,910	427,866
Cargurus, Inc. (a)	28,640	405,829
Cars.com, Inc. (a)	19,448	223,652
Eventbrite, Inc. Class A (a) (b)	71,173	432,732
fuboTV, Inc. (a) (b)	123,550	438,602
IAC, Inc. (a)	7,931	439,219
Match Group, Inc. (a)	8,792	419,818
Meta Platforms, Inc. Class A (a)	3,236	439,060
Nextdoor Holdings, Inc. (a) (b)	132,676	370,166
Pinterest, Inc. Class A (a)	21,422	499,133
QuinStreet, Inc. (a)	11,894	124,887
Shutterstock, Inc.	9,456	474,408
Snap, Inc. Class A (a)	43,267	424,882
TripAdvisor, Inc. (a)	21,667	478,407
Twitter, Inc. (a)	12,973	568,736
Vimeo, Inc. (a)	93,083	372,332
Yelp, Inc. (a)	15,435	523,401
Ziff Davis, Inc. (a)	6,987	478,470
ZipRecruiter, Inc. Class A (a)	27,741	457,726
ZoomInfo Technologies, Inc. (a)	12,106	504,336
		9,187,770
INTERNET & DIRECT MARKETING RETAIL — 25.3%
Amazon.com, Inc. (a)	4,107	464,091
CarParts.com, Inc. (a)	20,765	107,355
Chewy, Inc. Class A (a) (b)	15,212	467,313
ContextLogic, Inc. Class A (a)	365,177	268,003
DoorDash, Inc. Class A (a)	8,511	420,869
eBay, Inc.	12,136	446,726
Etsy, Inc. (a)	4,957	496,344
Liquidity Services, Inc. (a)	4,916	79,934
Overstock.com, Inc. (a) (b)	19,050	463,868
PetMed Express, Inc.	10,908	212,924
Poshmark, Inc. Class A (a)	19,197	300,817
Qurate Retail, Inc. Class A	143,754	288,946
Revolve Group, Inc. (a) (b)	20,271	439,678
Stitch Fix, Inc. Class A (a)	98,796	390,244
Wayfair, Inc. Class A (a) (b)	10,532	342,817
Xometry, Inc. Class A (a)	6,493	368,737
		5,558,666
INTERNET SERVICES & INFRASTRUCTURE — 32.8%
Akamai Technologies, Inc. (a)	5,969	479,430
BigCommerce Holdings, Inc. Class 1 (a)	32,215	476,782
Security Description	Shares	Value
Cloudflare, Inc. Class A (a)	8,314	$459,847
Core Scientific, Inc. Class A (a) (b)	237,121	308,257
Cyxtera Technologies, Inc. (a)	46,219	188,574
DigitalOcean Holdings, Inc. (a)	12,417	449,123
Edgio, Inc. (a)	51,174	142,264
Fastly, Inc. Class A (a)	55,907	512,108
GoDaddy, Inc. Class A (a)	7,013	497,081
MongoDB, Inc. (a)	2,037	404,467
Okta, Inc. (a)	8,459	481,063
Snowflake, Inc. Class A (a)	2,908	494,244
SolarWinds Corp. (a)	28,466	220,612
Squarespace, Inc. Class A (a) (b)	21,406	457,232
Switch, Inc. Class A	16,098	542,342
Tucows, Inc. Class A (a) (b)	2,159	80,768
Twilio, Inc. Class A (a)	7,582	524,220
VeriSign, Inc. (a)	2,872	498,866
		7,217,280
TOTAL COMMON STOCKS (Cost $41,918,449)		21,963,716
SHORT-TERM INVESTMENTS — 7.8%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	38,125	38,133
State Street Navigator Securities Lending Portfolio II (e) (f)	1,685,850	1,685,850
TOTAL SHORT-TERM INVESTMENTS (Cost $1,723,978)		1,723,983
TOTAL INVESTMENTS — 107.7% (Cost $43,642,427)		23,687,699
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(1,690,594)
NET ASSETS — 100.0%		$21,997,105

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,963,716	$—	$—	$21,963,716
Short-Term Investments	1,723,983	—	—	1,723,983
TOTAL INVESTMENTS	$23,687,699	$—	$—	$23,687,699

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,399	$10,398	$50,770	$23,040	$(1)	$6	38,125	$38,133	$67
State Street Navigator Securities Lending Portfolio II	2,539,837	2,539,837	6,119,795	6,973,782	—	—	1,685,850	1,685,850	5,728
Total		$2,550,235	$6,170,565	$6,996,822	$(1)	$6		$1,723,983	$5,795
See accompanying notes to Schedule of Investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ALUMINUM — 9.8%
Alcoa Corp.	1,279,387	$43,064,167
Arconic Corp. (a)	2,527,079	43,061,426
Century Aluminum Co. (a) (b) (c)	6,475,540	34,190,851
Kaiser Aluminum Corp.	478,994	29,386,282
		149,702,726
COAL & CONSUMABLE FUELS — 19.9%
Arch Resources, Inc.	486,084	57,649,562
CONSOL Energy, Inc.	1,011,889	65,084,701
Enviva, Inc. (c)	951,156	57,126,429
Peabody Energy Corp. (a) (c)	2,885,590	71,620,344
Uranium Energy Corp. (a) (b) (c)	15,162,346	53,068,211
		304,549,247
COPPER — 3.8%
Freeport-McMoRan, Inc.	2,092,618	57,191,250
DIVERSIFIED METALS & MINING — 12.1%
5E Advanced Materials, Inc. (a)	457,936	4,652,630
Compass Minerals International, Inc.	1,094,427	42,168,272
Materion Corp.	330,501	26,440,080
MP Materials Corp. (a) (c)	1,986,491	54,231,204
Piedmont Lithium, Inc. (a) (b)	1,074,932	57,498,113
		184,990,299
GOLD — 12.2%
Coeur Mining, Inc. (a) (c)	16,009,264	54,751,683
Newmont Corp.	1,559,449	65,543,641
Royal Gold, Inc.	700,891	65,757,594
		186,052,918
SILVER — 4.2%
Hecla Mining Co. (c)	16,143,974	63,607,257
STEEL — 37.8%
Alpha Metallurgical Resources, Inc.	469,210	64,206,696
ATI, Inc. (a)	2,163,239	57,563,790
Carpenter Technology Corp.	872,876	27,181,359
Cleveland-Cliffs, Inc. (a)	3,594,293	48,415,127
Commercial Metals Co.	1,613,968	57,263,585
Haynes International, Inc.	150,041	5,269,440
Nucor Corp.	468,952	50,173,174
Reliance Steel & Aluminum Co.	341,433	59,549,330
Security Description	Shares	Value
Ryerson Holding Corp.	849,124	$21,856,452
Schnitzer Steel Industries, Inc. Class A	691,015	19,666,287
Steel Dynamics, Inc.	778,112	55,207,046
SunCoke Energy, Inc.	2,673,788	15,534,708
TimkenSteel Corp. (a)	1,769,291	26,521,672
United States Steel Corp. (c)	2,669,392	48,369,383
Worthington Industries, Inc.	557,569	21,265,681
		578,043,730
TOTAL COMMON STOCKS (Cost $2,106,075,783)		1,524,137,427
SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (d) (e)	3,081,564	3,082,181
State Street Navigator Securities Lending Portfolio II (f) (g)	111,675,154	111,675,154
TOTAL SHORT-TERM INVESTMENTS (Cost $114,757,041)		114,757,335
TOTAL INVESTMENTS — 107.3% (Cost $2,220,832,824)		1,638,894,762
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(111,446,876)
NET ASSETS — 100.0%		$1,527,447,886

(a)	Non-income producing security.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at September 30, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,524,137,427	$—	$—	$1,524,137,427
Short-Term Investments	114,757,335	—	—	114,757,335
TOTAL INVESTMENTS	$1,638,894,762	$—	$—	$1,638,894,762

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
Century Aluminum Co.	8,762,356	$64,578,564	$23,067,092	$38,955,008	$(12,490,413)	$(2,009,384)	6,475,540	$34,190,851	$—
Coeur Mining, Inc.	15,162,062	46,092,668	29,966,242	27,215,104	(6,556,558)	12,464,434	16,009,264	54,751,683	—
Piedmont Lithium, Inc.	1,262,804	45,978,694	29,496,623	36,849,729	378,375	18,494,150	1,074,932	57,498,113	—
State Street Institutional Liquid Reserves Fund, Premier Class	2,278,873	2,278,645	11,488,445	10,685,368	141	319	3,081,564	3,082,181	13,327
State Street Navigator Securities Lending Portfolio II	86,773,566	86,773,566	251,252,068	226,350,480	—	—	111,675,154	111,675,154	97,685
Uranium Energy Corp.	24,543,374	75,593,592	29,887,072	65,518,535	(3,821,526)	—	—	—*	—
Total		$321,295,729	$375,157,542	$405,574,224	$(22,489,981)	$28,949,519		$261,197,982	$111,012
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended September 30, 2022.
*	As of September 30, 2022, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
OIL & GAS DRILLING — 25.2%
Diamond Offshore Drilling, Inc. (a) (b)	836,974	$5,549,138
Helmerich & Payne, Inc.	207,632	7,676,155
Nabors Industries, Ltd. (a)	72,109	7,315,458
Noble Corp. PLC (a)	283,279	8,379,393
Patterson-UTI Energy, Inc.	622,512	7,270,940
Transocean, Ltd. (a) (b)	2,490,154	6,150,680
Valaris, Ltd. (a)	172,916	8,462,509
		50,804,273
OIL & GAS EQUIPMENT & SERVICES — 74.8%
Archrock, Inc.	732,110	4,700,146
Baker Hughes Co.	369,601	7,746,837
Bristow Group, Inc. (a)	64,655	1,518,746
Cactus, Inc. Class A	210,178	8,077,140
ChampionX Corp.	413,790	8,097,870
Core Laboratories NV (b)	333,403	4,494,272
DMC Global, Inc. (a)	98,953	1,581,269
Dril-Quip, Inc. (a)	187,553	3,661,035
Expro Group Holdings NV (a) (b)	276,843	3,526,980
Halliburton Co.	314,580	7,744,960
Helix Energy Solutions Group, Inc. (a)	1,215,439	4,691,595
Liberty Energy, Inc. Class A (a)	622,468	7,892,894
NexTier Oilfield Solutions, Inc. (a)	995,820	7,369,068
Nov, Inc.	532,663	8,618,487
Oceaneering International, Inc. (a)	850,894	6,773,116
Oil States International, Inc. (a)	514,981	2,003,276
ProFrac Holding Corp. Class A (a)	222,727	3,387,678
ProPetro Holding Corp. (a)	1,025,450	8,254,872
RPC, Inc.	896,196	6,210,638
Schlumberger NV	235,463	8,453,122
Select Energy Services, Inc. Class A (a)	311,998	2,174,626
Security Description	Shares	Value
TechnipFMC PLC (a)	1,032,239	$8,732,742
TETRA Technologies, Inc. (a)	909,049	3,263,486
Tidewater, Inc. (a) (b)	231,021	5,013,156
US Silica Holdings, Inc. (a)	684,105	7,490,950
Weatherford International PLC (a)	300,609	9,706,665
		151,185,626
TOTAL COMMON STOCKS (Cost $258,429,584)		201,989,899
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	85,904	85,918
State Street Navigator Securities Lending Portfolio II (e) (f)	10,921,595	10,921,595
TOTAL SHORT-TERM INVESTMENTS (Cost $11,007,513)		11,007,513
TOTAL INVESTMENTS — 105.4% (Cost $269,437,097)		212,997,412
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(10,942,600)
NET ASSETS — 100.0%		$202,054,812

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$201,989,899	$—	$—	$201,989,899
Short-Term Investments	11,007,513	—	—	11,007,513
TOTAL INVESTMENTS	$212,997,412	$—	$—	$212,997,412
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	271,343	$271,316	$505,530	$690,995	$67	$—	85,904	$85,918	$1,725
State Street Navigator Securities Lending Portfolio II	3,044,601	3,044,601	21,851,073	13,974,079	—	—	10,921,595	10,921,595	5,249
Total		$3,315,917	$22,356,603	$14,665,074	$67	$—		$11,007,513	$6,974
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INTEGRATED OIL & GAS — 6.4%
Chevron Corp.	548,068	$78,740,929
Exxon Mobil Corp.	908,500	79,321,135
Occidental Petroleum Corp.	1,336,306	82,116,004
		240,178,068
OIL & GAS EXPLORATION & PRODUCTION — 71.4%
Antero Resources Corp. (a)	2,187,389	66,780,986
APA Corp.	2,301,685	78,694,610
Berry Corp.	1,660,702	12,455,265
Brigham Minerals, Inc. Class A	1,015,287	25,047,130
California Resources Corp. (b)	1,507,393	57,929,113
Callon Petroleum Co. (a) (b)	2,074,557	72,630,241
Chord Energy Corp. (b)	631,162	86,324,027
Civitas Resources, Inc. (b)	1,313,699	75,393,186
CNX Resources Corp. (a)	5,103,136	79,251,702
Comstock Resources, Inc. (a)	4,668,312	80,715,115
ConocoPhillips	783,042	80,136,518
Continental Resources, Inc.	1,246,059	83,249,202
Coterra Energy, Inc.	2,944,977	76,922,799
Crescent Energy Co. Class A (b)	660,266	8,893,783
Denbury, Inc. (a)	988,258	85,247,135
Devon Energy Corp.	1,279,700	76,948,361
Diamondback Energy, Inc.	649,357	78,221,544
Earthstone Energy, Inc. Class A (a) (b)	3,706,422	45,663,119
EOG Resources, Inc.	710,658	79,401,818
EQT Corp.	1,813,299	73,891,934
Gulfport Energy Corp. (a) (b)	296,280	26,158,561
Hess Corp.	715,860	78,021,581
Kosmos Energy, Ltd. (a)	13,806,471	71,379,455
Laredo Petroleum, Inc. (a) (b) (c)	1,179,292	74,118,502
Magnolia Oil & Gas Corp. Class A (b)	3,148,933	62,380,363
Marathon Oil Corp.	3,327,173	75,127,566
Matador Resources Co. (b)	1,503,296	73,541,240
Murphy Oil Corp.	2,201,145	77,414,270
Northern Oil and Gas, Inc. (b)	1,890,848	51,828,144
Ovintiv, Inc.	1,676,356	77,112,376
PDC Energy, Inc.	1,327,595	76,721,715
Permian Resources Corp. (a) (b)	11,041,701	75,083,567
Pioneer Natural Resources Co.	365,871	79,222,048
Range Resources Corp.	2,818,084	71,184,802
Ranger Oil Corp. Class A (b)	943,526	29,673,893
SilverBow Resources, Inc. (a) (b)	776,636	20,875,976
SM Energy Co.	1,908,338	71,772,592
Southwestern Energy Co. (a)	11,460,358	70,137,391
Security Description	Shares	Value
Talos Energy, Inc. (a)	2,611,260	$43,477,479
Tellurian, Inc. (a) (b)	19,613,270	46,875,715
Texas Pacific Land Corp. (b)	48,090	85,466,991
W&T Offshore, Inc. (a) (b) (c)	8,149,437	47,755,701
		2,709,127,516
OIL & GAS REFINING & MARKETING — 22.0%
Archaea Energy, Inc. (a) (b)	2,077,410	37,414,154
Clean Energy Fuels Corp. (a)	5,800,915	30,976,886
CVR Energy, Inc.	1,716,389	49,740,953
Delek US Holdings, Inc.	2,942,022	79,846,477
Gevo, Inc. (a) (b) (c)	21,118,662	48,150,549
Green Plains, Inc. (a) (b)	1,635,190	47,534,973
HF Sinclair Corp.	1,650,135	88,843,268
Marathon Petroleum Corp.	876,596	87,072,281
Par Pacific Holdings, Inc. (a)	1,515,575	24,870,586
PBF Energy, Inc. Class A (a)	2,620,221	92,126,970
Phillips 66	995,972	80,394,860
REX American Resources Corp. (a)	285,532	7,972,054
Valero Energy Corp.	773,689	82,668,670
Vertex Energy, Inc. (a) (b) (c)	8,993,292	56,028,209
World Fuel Services Corp.	877,901	20,578,000
		834,218,890
TOTAL COMMON STOCKS (Cost $4,288,996,211)		3,783,524,474
SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (d) (e)	4,190,249	4,191,087
State Street Navigator Securities Lending Portfolio II (f) (g)	278,614,974	278,614,974
TOTAL SHORT-TERM INVESTMENTS (Cost $282,805,949)		282,806,061
TOTAL INVESTMENTS — 107.2% (Cost $4,571,802,160)		4,066,330,535
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(273,633,826)
NET ASSETS — 100.0%		$3,792,696,709

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector (long)	139	12/16/2022	$11,150,801	$10,473,650	$(677,151)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,783,524,474	$—	$—	$3,783,524,474
Short-Term Investments	282,806,061	—	—	282,806,061
TOTAL INVESTMENTS	$4,066,330,535	$—	$—	$4,066,330,535
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(677,151)	—	—	(677,151)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(677,151)	$—	$—	$(677,151)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
Alto Ingredients, Inc.	7,361,269	$27,310,308	$13,163,272	$41,661,398	$(9,214,275)	$—	—	$—*	$—
Gevo, Inc.	31,066,700	73,006,745	43,033,049	67,747,336	(46,773,060)	46,631,151	21,118,662	48,150,549	—
Laredo Petroleum, Inc.	993,199	68,471,139	58,814,078	46,365,779	111,664	(6,912,600)	1,179,292	74,118,502	—
State Street Institutional Liquid Reserves Fund, Premier Class	25,938,603	25,936,009	69,304,347	91,053,905	4,170	466	4,190,249	4,191,087	41,582
State Street Navigator Securities Lending Portfolio II	125,547,549	125,547,549	582,657,512	429,590,087	—	—	278,614,974	278,614,974	439,218
VAALCO Energy, Inc.	3,067,264	21,286,812	6,940,699	21,292,694	(8,981,954)	—	—	—*	101,758
Vertex Energy, Inc.	6,194,946	65,170,832	56,665,741	37,692,152	(3,134,439)	(24,981,773)	8,993,292	56,028,209	—
W&T Offshore, Inc.	7,783,968	33,626,742	30,436,846	27,173,930	3,916,848	6,949,195	8,149,437	47,755,701	—
Total		$440,356,136	$861,015,544	$762,577,281	$(64,071,046)	$21,686,439		$508,859,022	$582,558
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended September 30, 2022.
*	As of September 30, 2022, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
Aclaris Therapeutics, Inc. (a)	132,596	$2,087,061
Amphastar Pharmaceuticals, Inc. (a)	185,498	5,212,494
Amylyx Pharmaceuticals, Inc. (a)	203,605	5,731,481
ANI Pharmaceuticals, Inc. (a)	29,502	948,194
Arvinas, Inc. (a) (b)	151,647	6,746,775
Atea Pharmaceuticals, Inc. (a) (b)	183,846	1,046,084
Axsome Therapeutics, Inc. (a) (b)	122,133	5,449,574
Bristol-Myers Squibb Co.	108,050	7,681,274
Cara Therapeutics, Inc. (a)	147,439	1,380,029
Cassava Sciences, Inc. (a) (b)	231,122	9,665,522
Catalent, Inc. (a)	78,992	5,715,861
CinCor Pharma, Inc. (a)	45,539	1,494,590
Collegium Pharmaceutical, Inc. (a)	102,838	1,647,465
Corcept Therapeutics, Inc. (a)	266,699	6,838,162
Elanco Animal Health, Inc. (a)	505,387	6,271,853
Eli Lilly & Co.	23,862	7,715,778
Esperion Therapeutics, Inc. (a) (b)	280,831	1,881,568
Evolus, Inc. (a) (b)	206,600	1,663,130
Harmony Biosciences Holdings, Inc. (a)	161,260	7,142,205
Innoviva, Inc. (a)	348,636	4,047,664
Intra-Cellular Therapies, Inc. (a)	145,785	6,783,376
Jazz Pharmaceuticals PLC (a)	49,658	6,618,915
Johnson & Johnson	45,747	7,473,230
Merck & Co., Inc.	86,797	7,474,958
Nektar Therapeutics (a)	1,037,652	3,320,486
NGM Biopharmaceuticals, Inc. (a) (b)	140,732	1,840,775
Nuvation Bio, Inc. (a) (b)	457,156	1,024,029
Organon & Co.	254,133	5,946,712
Pacira BioSciences, Inc. (a)	135,979	7,232,723
Perrigo Co. PLC	193,635	6,905,024
Pfizer, Inc.	158,462	6,934,297
Phibro Animal Health Corp. Class A	43,273	575,098
Pliant Therapeutics, Inc. (a)	104,113	2,174,921
Prestige Consumer Healthcare, Inc. (a)	119,317	5,945,566
Reata Pharmaceuticals, Inc. Class A (a) (b)	195,038	4,901,305
Security Description	Shares	Value
Relmada Therapeutics, Inc. (a) (b)	71,649	$2,652,446
Revance Therapeutics, Inc. (a)	151,149	4,081,023
Royalty Pharma PLC Class A	173,752	6,981,355
SIGA Technologies, Inc.	547,351	5,637,715
Supernus Pharmaceuticals, Inc. (a)	119,970	4,060,984
Theravance Biopharma, Inc. (a) (b)	207,511	2,104,162
Ventyx Biosciences, Inc. (a) (b)	51,423	1,795,177
Viatris, Inc.	767,288	6,537,294
Zoetis, Inc.	46,137	6,841,656
TOTAL COMMON STOCKS (Cost $244,148,981)		206,209,991
SHORT-TERM INVESTMENTS — 10.1%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	205,594	205,635
State Street Navigator Securities Lending Portfolio II (e) (f)	20,684,359	20,684,359
TOTAL SHORT-TERM INVESTMENTS (Cost $20,889,993)		20,889,994
TOTAL INVESTMENTS — 109.9% (Cost $265,038,974)		227,099,985
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(20,468,922)
NET ASSETS — 100.0%		$206,631,063

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$206,209,991	$—	$—	$206,209,991
Short-Term Investments	20,889,994	—	—	20,889,994
TOTAL INVESTMENTS	$227,099,985	$—	$—	$227,099,985

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	180,164	$180,147	$2,012,360	$1,987,035	$164	$—	205,594	$205,635	$2,138
State Street Navigator Securities Lending Portfolio II	5,141,614	5,141,614	48,830,458	33,287,713	—	—	20,684,359	20,684,359	521,502
Total		$5,321,761	$50,842,818	$35,274,748	$164	$—		$20,889,994	$523,640
See accompanying notes to Schedule of Investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
REGIONAL BANKS — 99.7%
1st Source Corp.	69,772	$3,230,444
Allegiance Bancshares, Inc.	94,710	3,942,777
Amerant Bancorp, Inc. (a)	112,535	2,795,369
Ameris Bancorp	420,936	18,820,049
Associated Banc-Corp.	1,859,598	37,340,728
Atlantic Union Bankshares Corp.	446,401	13,561,662
Banc of California, Inc.	427,788	6,831,774
BancFirst Corp.	220,584	19,735,650
Bancorp, Inc. (b)	530,270	11,655,335
Bank of Hawaii Corp.	230,589	17,552,435
Bank of Marin Bancorp	52,426	1,570,159
Bank OZK	999,039	39,521,983
BankUnited, Inc.	915,275	31,274,947
Banner Corp.	219,033	12,940,470
Berkshire Hills Bancorp, Inc.	357,305	9,754,427
BOK Financial Corp.	300,893	26,737,352
Brookline Bancorp, Inc.	446,011	5,196,028
Byline Bancorp, Inc.	189,619	3,839,785
Cadence Bank	1,435,089	36,465,611
Camden National Corp.	50,273	2,141,630
Cathay General Bancorp	403,536	15,519,995
CBTX, Inc.	244	7,137
Central Pacific Financial Corp.	178,658	3,696,434
Citizens Financial Group, Inc.	1,777,672	61,080,810
City Holding Co.	78,121	6,928,551
Columbia Banking System, Inc. (a)	1,133,693	32,752,391
Comerica, Inc.	805,577	57,276,525
Commerce Bancshares, Inc.	548,251	36,272,286
Community Bank System, Inc.	277,704	16,684,456
Community Trust Bancorp, Inc.	56,206	2,279,153
ConnectOne Bancorp, Inc.	173,439	3,999,503
CrossFirst Bankshares, Inc. (a) (b)	133,689	1,744,641
Cullen/Frost Bankers, Inc.	410,366	54,258,593
Customers Bancorp, Inc. (b)	515,295	15,190,897
CVB Financial Corp.	1,188,888	30,102,644
Dime Community Bancshares, Inc. (a)	169,255	4,955,786
Eagle Bancorp, Inc.	269,491	12,078,587
East West Bancorp, Inc.	905,210	60,775,799
Eastern Bankshares, Inc.	833,374	16,367,465
Enterprise Financial Services Corp.	120,809	5,320,428
FB Financial Corp.	209,142	7,991,316
Fifth Third Bancorp	1,905,839	60,910,614
Financial Institutions, Inc.	54,242	1,305,605
First BanCorp (c)	2,526,956	34,568,758
First BanCorp (c)	202,784	7,417,839
First Bancshares, Inc.	99,697	2,977,949
Security Description	Shares	Value
First Busey Corp.	219,288	$4,819,950
First Citizens BancShares, Inc. Class A	80,513	64,203,482
First Commonwealth Financial Corp.	624,390	8,017,168
First Financial Bancorp (a)	451,340	9,514,247
First Financial Bankshares, Inc.	535,966	22,419,458
First Financial Corp.	69,838	3,155,979
First Foundation, Inc.	288,329	5,230,288
First Hawaiian, Inc.	882,745	21,742,009
First Horizon Corp.	2,930,841	67,116,259
First Interstate BancSystem, Inc. Class A	942,163	38,016,277
First Merchants Corp. (a)	238,852	9,238,795
First Republic Bank	436,917	57,039,514
Flushing Financial Corp.	141,988	2,750,308
FNB Corp.	3,118,601	36,175,772
Fulton Financial Corp.	1,597,389	25,238,746
Glacier Bancorp, Inc.	481,951	23,678,253
Great Southern Bancorp, Inc. (a)	53,240	3,038,407
Hancock Whitney Corp.	477,814	21,888,659
Hanmi Financial Corp.	188,423	4,461,857
HarborOne Bancorp, Inc.	237,175	3,182,889
Heartland Financial USA, Inc.	146,006	6,330,820
Heritage Commerce Corp.	182,776	2,072,680
Heritage Financial Corp.	251,793	6,664,961
Hilltop Holdings, Inc.	858,320	21,329,252
Home BancShares, Inc.	1,678,614	37,785,601
HomeStreet, Inc.	200,207	5,767,964
Hope Bancorp, Inc.	1,036,288	13,098,680
Horizon Bancorp, Inc.	145,681	2,616,431
Huntington Bancshares, Inc.	4,817,425	63,493,661
Independent Bank Corp. (c)	299,586	22,328,145
Independent Bank Corp. (c)	111,997	2,139,143
Independent Bank Group, Inc.	247,148	15,172,416
International Bancshares Corp.	285,055	12,114,838
KeyCorp.	3,650,645	58,483,333
Lakeland Bancorp, Inc.	215,564	3,451,180
Lakeland Financial Corp.	160,492	11,685,423
Live Oak Bancshares, Inc.	424,917	13,002,460
M&T Bank Corp.	363,110	64,023,555
Mercantile Bank Corp.	46,528	1,382,347
Metropolitan Bank Holding Corp. (b)	142,278	9,157,012
Midland States Bancorp, Inc.	86,955	2,049,529
National Bank Holdings Corp. Class A	164,123	6,070,910
NBT Bancorp, Inc.	214,998	8,159,174
Nicolet Bankshares, Inc. (a) (b)	48,884	3,443,389
Northwest Bancshares, Inc. (a)	1,112,546	15,030,496
OceanFirst Financial Corp.	350,162	6,527,020

See accompanying notes to Schedule of Investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
OFG Bancorp	379,373	$9,533,643
Old National Bancorp	2,427,166	39,975,424
Old Second Bancorp, Inc. (a)	327,834	4,278,234
Origin Bancorp, Inc.	96,070	3,695,813
Pacific Premier Bancorp, Inc.	480,037	14,861,946
PacWest Bancorp	1,719,662	38,864,361
Park National Corp. (a)	39,015	4,856,587
Pathward Financial, Inc.	368,506	12,145,958
Peapack-Gladstone Financial Corp.	68,379	2,300,953
Peoples Bancorp, Inc. (a)	122,679	3,549,103
Pinnacle Financial Partners, Inc.	578,851	46,944,816
PNC Financial Services Group, Inc.	414,495	61,933,843
Popular, Inc.	814,004	58,657,128
Preferred Bank	97,679	6,371,601
Premier Financial Corp.	148,216	3,809,151
Prosperity Bancshares, Inc.	687,362	45,833,298
QCR Holdings, Inc.	104,085	5,302,090
Regions Financial Corp.	3,066,929	61,553,265
Renasant Corp. (a)	334,465	10,462,065
S&T Bancorp, Inc.	183,066	5,365,664
Sandy Spring Bancorp, Inc.	171,509	6,047,407
Seacoast Banking Corp. of Florida	419,188	12,672,053
ServisFirst Bancshares, Inc.	195,615	15,649,200
Signature Bank	370,774	55,986,874
Silvergate Capital Corp. Class A (b)	718,343	54,127,145
Simmons First National Corp. Class A	926,892	20,196,977
Southside Bancshares, Inc.	116,093	4,105,048
SouthState Corp.	491,785	38,910,029
SVB Financial Group (b)	161,047	54,076,362
Synovus Financial Corp.	1,291,647	48,449,679
Texas Capital Bancshares, Inc. (b)	653,695	38,587,616
Tompkins Financial Corp.	50,058	3,635,212
Towne Bank	196,190	5,263,778
TriCo Bancshares	148,612	6,635,526
Triumph Bancorp, Inc. (b)	235,939	12,823,285
Truist Financial Corp.	1,405,078	61,177,096
Trustmark Corp.	358,091	10,968,327
UMB Financial Corp.	270,664	22,814,269
Umpqua Holdings Corp.	1,705,174	29,141,424
United Bankshares, Inc.	820,756	29,342,027
United Community Banks, Inc.	698,854	23,132,067
Univest Financial Corp.	104,572	2,455,351
Security Description	Shares	Value
Valley National Bancorp	3,226,451	$34,845,671
Veritex Holdings, Inc.	486,433	12,934,253
Washington Federal, Inc.	457,604	13,718,968
Washington Trust Bancorp, Inc.	83,513	3,881,684
Webster Financial Corp.	1,324,570	59,870,564
WesBanco, Inc.	241,806	8,069,066
Westamerica BanCorp	174,318	9,115,088
Western Alliance Bancorp	832,400	54,721,976
Wintrust Financial Corp.	642,692	52,411,533
Zions Bancorp NA	1,160,997	59,048,307
TOTAL COMMON STOCKS (Cost $3,695,173,390)		3,006,790,319
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (d) (e)	3,855,576	3,856,027
State Street Navigator Securities Lending Portfolio II (f) (g)	14,411,605	14,411,605
TOTAL SHORT-TERM INVESTMENTS (Cost $18,267,632)		18,267,632
TOTAL INVESTMENTS — 100.3% (Cost $3,713,441,022)		3,025,057,951
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(9,217,025)
NET ASSETS — 100.0%		$3,015,840,926

(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,006,790,319	$—	$—	$3,006,790,319
Short-Term Investments	18,267,632	—	—	18,267,632
TOTAL INVESTMENTS	$3,025,057,951	$—	$—	$3,025,057,951

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,952,258	$2,951,963	$45,191,523	$44,288,956	$1,070	$427	3,855,576	$3,856,027	$25,191
State Street Navigator Securities Lending Portfolio II	17,216,799	17,216,799	77,894,783	80,699,977	—	—	14,411,605	14,411,605	16,045
Total		$20,168,762	$123,086,306	$124,988,933	$1,070	$427		$18,267,632	$41,236
See accompanying notes to Schedule of Investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
APPAREL RETAIL — 20.6%
Abercrombie & Fitch Co. Class A (a)	202,206	$3,144,303
American Eagle Outfitters, Inc.	306,219	2,979,511
Boot Barn Holdings, Inc. (a)	46,628	2,725,873
Buckle, Inc.	96,132	3,043,539
Burlington Stores, Inc. (a)	21,874	2,447,482
Caleres, Inc.	127,424	3,086,209
Chico's FAS, Inc. (a)	608,869	2,946,926
Children's Place, Inc. (a)	79,995	2,471,046
Designer Brands, Inc. Class A	188,472	2,885,506
Foot Locker, Inc. (b)	85,350	2,656,945
Gap, Inc. (b)	329,888	2,708,380
Genesco, Inc. (a)	58,830	2,313,196
Guess?, Inc.	189,805	2,784,439
Ross Stores, Inc.	35,029	2,951,894
Shoe Carnival, Inc.	94,527	2,026,659
TJX Cos., Inc.	49,149	3,053,136
Urban Outfitters, Inc. (a)	146,810	2,884,816
Victoria's Secret & Co. (a)	94,906	2,763,663
Zumiez, Inc. (a) (b)	90,854	1,956,087
		51,829,610
AUTOMOTIVE RETAIL — 18.4%
Advance Auto Parts, Inc.	18,133	2,834,913
America's Car-Mart, Inc. (a)	27,773	1,694,708
Arko Corp.	63,553	596,763
Asbury Automotive Group, Inc. (a)	19,193	2,900,062
AutoNation, Inc. (a)	27,884	2,840,543
AutoZone, Inc. (a)	1,493	3,197,902
Camping World Holdings, Inc. Class A	107,920	2,732,534
CarMax, Inc. (a)	35,998	2,376,588
Carvana Co. (a) (b)	89,466	1,816,160
EVgo, Inc. (a) (b)	345,892	2,736,006
Group 1 Automotive, Inc.	19,209	2,744,390
Lithia Motors, Inc.	12,736	2,732,509
Monro, Inc.	69,649	3,026,946
Murphy USA, Inc.	11,304	3,107,583
OneWater Marine, Inc. Class A (a)	21,185	637,880
O'Reilly Automotive, Inc. (a)	4,541	3,193,912
Penske Automotive Group, Inc.	29,575	2,911,067
Sonic Automotive, Inc. Class A	69,119	2,992,853
TravelCenters of America, Inc. (a)	22,668	1,222,485
		46,295,804
COMPUTER & ELECTRONICS RETAIL — 3.1%
Best Buy Co., Inc.	42,951	2,720,516
GameStop Corp. Class A (a) (b)	113,284	2,846,827
Security Description	Shares	Value
Rent-A-Center, Inc.	124,064	$2,172,361
		7,739,704
DEPARTMENT STORES — 4.4%
Dillard's, Inc. Class A	10,423	2,842,977
Kohl's Corp.	106,645	2,682,122
Macy's, Inc.	179,891	2,818,892
Nordstrom, Inc. (b)	168,842	2,824,727
		11,168,718
DRUG RETAIL — 2.0%
Rite Aid Corp. (a)	429,331	2,125,188
Walgreens Boots Alliance, Inc.	90,374	2,837,744
		4,962,932
FOOD RETAIL — 7.1%
Albertsons Cos., Inc. Class A	110,269	2,741,287
Casey's General Stores, Inc.	14,821	3,001,549
Grocery Outlet Holding Corp. (a)	85,578	2,848,892
Ingles Markets, Inc. Class A	28,977	2,295,268
Kroger Co.	63,078	2,759,663
Sprouts Farmers Market, Inc. (a)	106,939	2,967,557
Weis Markets, Inc. (b)	18,295	1,303,336
		17,917,552
GENERAL MERCHANDISE STORES — 6.5%
Big Lots, Inc. (b)	142,663	2,226,969
Dollar General Corp.	13,247	3,177,425
Dollar Tree, Inc. (a)	22,675	3,086,068
Franchise Group, Inc. (b)	89,293	2,169,820
Ollie's Bargain Outlet Holdings, Inc. (a)	56,167	2,898,217
Target Corp.	18,859	2,798,487
		16,356,986
HYPERMARKETS & SUPER CENTERS — 4.4%
BJ's Wholesale Club Holdings, Inc. (a)	41,512	3,022,489
Costco Wholesale Corp.	6,112	2,886,514
PriceSmart, Inc.	35,978	2,071,973
Walmart, Inc.	23,913	3,101,516
		11,082,492
INTERNET & DIRECT MARKETING RETAIL — 15.4%
Amazon.com, Inc. (a)	24,590	2,778,670
CarParts.com, Inc. (a)	232,718	1,203,152
Chewy, Inc. Class A (a) (b)	91,031	2,796,472
ContextLogic, Inc. Class A (a) (b)	2,539,335	1,863,618
DoorDash, Inc. Class A (a)	50,936	2,518,785
eBay, Inc.	72,612	2,672,848
Etsy, Inc. (a)	29,671	2,970,957

See accompanying notes to Schedule of Investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Liquidity Services, Inc. (a)	55,096	$895,861
Overstock.com, Inc. (a)	114,006	2,776,046
PetMed Express, Inc. (b)	122,282	2,386,945
Poshmark, Inc. Class A (a)	215,185	3,371,949
Qurate Retail, Inc. Class A	1,077,538	2,165,851
Revolve Group, Inc. (a) (b)	121,307	2,631,149
Stitch Fix, Inc. Class A (a) (b)	591,287	2,335,584
Wayfair, Inc. Class A (a) (b)	63,011	2,051,008
Xometry, Inc. Class A (a)	56,141	3,188,247
		38,607,142
SPECIALTY STORES — 17.9%
Academy Sports & Outdoors, Inc.	66,105	2,788,309
Bath & Body Works, Inc.	82,628	2,693,673
Dick's Sporting Goods, Inc. (b)	28,100	2,940,384
Five Below, Inc. (a)	22,937	3,157,737
Hibbett, Inc.	50,674	2,524,072
Leslie's, Inc. (a) (b)	218,521	3,214,444
MarineMax, Inc. (a)	92,431	2,753,520
National Vision Holdings, Inc. (a)	88,995	2,905,687
ODP Corp. (a)	89,459	3,144,484
Petco Health & Wellness Co., Inc. (a) (b)	211,345	2,358,610
Sally Beauty Holdings, Inc. (a)	222,076	2,798,158
Signet Jewelers, Ltd.	51,637	2,953,120
Sportsman's Warehouse Holdings, Inc. (a)	158,041	1,311,740
Tractor Supply Co.	16,277	3,025,569
Security Description	Shares	Value
Ulta Beauty, Inc. (a)	7,392	$2,965,596
Warby Parker, Inc. Class A (a)	205,266	2,738,248
Winmark Corp.	2,689	581,738
		44,855,089
TOTAL COMMON STOCKS (Cost $361,832,179)		250,816,029
SHORT-TERM INVESTMENT — 9.1%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $22,905,230)	22,905,230	22,905,230
TOTAL INVESTMENTS — 108.9% (Cost $384,737,409)		273,721,259
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(22,392,688)
NET ASSETS — 100.0%		$251,328,571

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Portfolio invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$250,816,029	$—	$—	$250,816,029
Short-Term Investment	22,905,230	—	—	22,905,230
TOTAL INVESTMENTS	$273,721,259	$—	$—	$273,721,259

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Navigator Securities Lending Portfolio II	28,813,697	$28,813,697	$97,873,922	$103,782,389	$—	$—	22,905,230	$22,905,230	$418,250
See accompanying notes to Schedule of Investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	373,476	$23,663,439
Allegro MicroSystems, Inc. (a)	942,988	20,604,288
Alpha & Omega Semiconductor, Ltd. (a)	822,438	25,298,193
Ambarella, Inc. (a)	448,623	25,203,640
Analog Devices, Inc.	206,988	28,841,708
Broadcom, Inc.	61,117	27,136,559
CEVA, Inc. (a)	261,304	6,854,004
Cirrus Logic, Inc. (a)	423,036	29,104,877
Credo Technology Group Holding, Ltd. (a) (b)	1,303,197	14,335,167
Diodes, Inc. (a)	449,582	29,182,368
First Solar, Inc. (a)	234,969	31,079,350
Impinj, Inc. (a) (b)	348,420	27,884,053
indie Semiconductor, Inc. Class A (a) (b)	1,842,403	13,486,390
Intel Corp.	1,014,404	26,141,191
Lattice Semiconductor Corp. (a)	577,295	28,408,687
MACOM Technology Solutions Holdings, Inc. (a)	558,827	28,941,650
Marvell Technology, Inc.	641,570	27,529,769
MaxLinear, Inc. (a)	842,276	27,475,043
Microchip Technology, Inc.	476,541	29,083,297
Micron Technology, Inc.	555,546	27,832,855
Monolithic Power Systems, Inc.	71,379	25,939,129
Navitas Semiconductor Corp. (a) (b)	2,059,598	9,989,050
NVIDIA Corp.	221,811	26,925,637
NXP Semiconductors NV	189,772	27,993,268
ON Semiconductor Corp. (a)	445,261	27,753,118
Power Integrations, Inc.	454,622	29,241,287
Qorvo, Inc. (a)	341,248	27,098,504
QUALCOMM, Inc.	241,621	27,298,340
Rambus, Inc. (a)	1,249,461	31,761,299
Semtech Corp. (a)	916,514	26,954,677
Silicon Laboratories, Inc. (a)	246,475	30,424,874
SiTime Corp. (a)	313,281	24,664,613
Skyworks Solutions, Inc.	310,922	26,512,319
Security Description	Shares	Value
SMART Global Holdings, Inc. (a) (b)	1,249,362	$19,827,375
Synaptics, Inc. (a)	261,044	25,845,966
Texas Instruments, Inc.	186,951	28,936,276
Universal Display Corp.	295,261	27,857,875
Wolfspeed, Inc. (a)	279,423	28,881,161
TOTAL COMMON STOCKS (Cost $1,271,887,766)		971,991,296
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	1,398,366	1,398,645
State Street Navigator Securities Lending Portfolio II (e) (f)	13,122,992	13,122,992
TOTAL SHORT-TERM INVESTMENTS (Cost $14,521,453)		14,521,637
TOTAL INVESTMENTS — 101.4% (Cost $1,286,409,219)		986,512,933
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(13,224,889)
NET ASSETS — 100.0%		$973,288,044

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$971,991,296	$—	$—	$971,991,296
Short-Term Investments	14,521,637	—	—	14,521,637
TOTAL INVESTMENTS	$986,512,933	$—	$—	$986,512,933
See accompanying notes to Schedule of Investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,018,578	$1,018,476	$3,999,795	$3,619,934	$128	$180	1,398,366	$1,398,645	$7,080
State Street Navigator Securities Lending Portfolio II	47,719,371	47,719,371	78,060,725	112,657,104	—	—	13,122,992	13,122,992	322,506
Total		$48,737,847	$82,060,520	$116,277,038	$128	$180		$14,521,637	$329,586
See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.5%
APPLICATION SOFTWARE — 56.3%
8x8, Inc. (a) (b)	241,027	$831,543
ACI Worldwide, Inc. (a)	50,112	1,047,341
Adobe, Inc. (a)	2,888	794,778
Agilysys, Inc. (a)	22,925	1,268,899
Alarm.com Holdings, Inc. (a)	16,107	1,044,700
Altair Engineering, Inc. Class A (a)	22,064	975,670
Alteryx, Inc. Class A (a) (b)	16,658	930,183
American Software, Inc. Class A	47,846	733,001
Amplitude, Inc. Class A (a) (b)	66,090	1,022,412
ANSYS, Inc. (a)	4,405	976,588
Appfolio, Inc. Class A (a)	11,324	1,185,849
AppLovin Corp. Class A (a) (b)	41,113	801,292
Asana, Inc. Class A (a) (b)	46,231	1,027,715
Aspen Technology, Inc. (a)	5,149	1,226,492
Autodesk, Inc. (a)	5,386	1,006,105
Avalara, Inc. (a) (b)	12,393	1,137,677
AvePoint, Inc. (a) (b)	246,232	987,390
Bentley Systems, Inc. Class B	29,635	906,535
Bill.Com Holdings, Inc. (a)	6,811	901,572
Black Knight, Inc. (a)	16,830	1,089,406
Blackbaud, Inc. (a)	22,416	987,649
Blackline, Inc. (a)	15,572	932,763
Blend Labs, Inc. Class A (a)	370,148	818,027
Box, Inc. Class A (a)	42,006	1,024,526
Braze, Inc. Class A (a)	26,305	916,203
BTRS Holdings, Inc. Class A (a)	161,940	1,499,564
C3.ai, Inc. Class A (a) (b)	75,903	948,787
Cadence Design Systems, Inc. (a)	6,527	1,066,708
CCC Intelligent Solutions Holdings, Inc. (a)	118,018	1,073,964
Cerence, Inc. (a)	58,979	928,919
Ceridian HCM Holding, Inc. (a)	17,934	1,002,152
ChannelAdvisor Corp. (a)	48,717	1,103,927
Citrix Systems, Inc. (a)	10,919	1,135,576
Clear Secure, Inc. Class A (a) (b)	43,680	998,525
Clearwater Analytics Holdings, Inc. Class A (a) (b)	71,747	1,204,632
Confluent, Inc. Class A (a) (b)	41,669	990,472
Consensus Cloud Solutions, Inc. (a)	23,589	1,115,760
Couchbase, Inc. (a)	73,080	1,042,852
Coupa Software, Inc. (a)	16,242	955,030
Datadog, Inc. Class A (a)	11,339	1,006,676
Digital Turbine, Inc. (a)	60,416	870,595
DocuSign, Inc. (a)	17,802	951,873
Domo, Inc. Class B (a)	52,537	945,141
Dropbox, Inc. Class A (a)	50,112	1,038,321
Duck Creek Technologies, Inc. (a)	95,402	1,130,514
Security Description	Shares	Value
Dynatrace, Inc. (a)	27,991	$974,367
E2open Parent Holdings, Inc. (a) (b)	160,120	971,928
Ebix, Inc.	48,165	913,690
Elastic NV (a)	12,662	908,372
Envestnet, Inc. (a)	21,409	950,560
Everbridge, Inc. (a)	28,877	891,722
Expensify, Inc. Class A (a)	65,221	970,488
Fair Isaac Corp. (a)	2,524	1,039,913
Five9, Inc. (a)	12,466	934,701
ForgeRock, Inc. Class A (a)	65,370	949,826
Freshworks, Inc. Class A (a) (b)	78,788	1,021,880
Guidewire Software, Inc. (a)	16,408	1,010,405
HashiCorp, Inc. Class A (a) (b)	37,135	1,195,376
HubSpot, Inc. (a)	3,429	926,241
Informatica, Inc. Class A (a)	51,939	1,042,416
InterDigital, Inc.	23,846	963,855
Intuit, Inc.	2,533	981,082
Jamf Holding Corp. (a) (b)	48,410	1,072,766
LivePerson, Inc. (a)	92,612	872,405
LiveRamp Holdings, Inc. (a)	55,748	1,012,384
Manhattan Associates, Inc. (a)	7,846	1,043,753
Marathon Digital Holdings, Inc. (a) (b)	80,512	862,284
Matterport, Inc. (a)	250,012	947,545
MicroStrategy, Inc. Class A (a) (b)	4,352	923,756
Mitek Systems, Inc. (a)	112,765	1,032,927
Model N, Inc. (a) (b)	35,851	1,227,180
Momentive Global, Inc. (a)	157,032	912,356
nCino, Inc. (a) (b)	31,721	1,082,003
NCR Corp. (a)	35,472	674,323
New Relic, Inc. (a)	17,808	1,021,823
Nutanix, Inc. Class A (a)	49,396	1,028,919
Olo, Inc. Class A (a) (b)	136,697	1,079,906
Pagerduty, Inc. (a)	45,240	1,043,687
Palantir Technologies, Inc. Class A (a)	146,349	1,189,817
Paycom Software, Inc. (a)	3,080	1,016,369
Paycor HCM, Inc. (a) (b)	36,493	1,078,733
Paylocity Holding Corp. (a)	4,411	1,065,609
Pegasystems, Inc. (b)	28,480	915,347
PROS Holdings, Inc. (a)	49,654	1,226,454
PTC, Inc. (a)	9,503	994,014
Q2 Holdings, Inc. (a)	27,183	875,293
Qualtrics International, Inc. Class A (a) (b)	92,537	942,027
RingCentral, Inc. Class A (a)	24,990	998,600
Riot Blockchain, Inc. (a) (b)	138,021	967,527
Roper Technologies, Inc.	2,780	999,799
Salesforce, Inc. (a)	7,012	1,008,606
Samsara, Inc. Class A (a)	87,361	1,054,447
SEMrush Holdings, Inc. Class A (a) (b)	70,615	791,594
Smartsheet, Inc. Class A (a)	30,192	1,037,397
Splunk, Inc. (a)	12,070	907,664
Sprinklr, Inc. Class A (a) (b)	92,687	854,574

See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Sprout Social, Inc. Class A (a)	17,198	$1,043,575
SPS Commerce, Inc. (a)	9,101	1,130,617
Sumo Logic, Inc. (a)	126,955	952,162
Synopsys, Inc. (a)	3,351	1,023,764
Tyler Technologies, Inc. (a)	2,960	1,028,600
Unity Software, Inc. (a) (b)	27,604	879,463
Upland Software, Inc. (a)	113,101	919,511
Verint Systems, Inc. (a)	27,086	909,548
Vertex, Inc. Class A (a) (b)	39,261	536,698
Workday, Inc. Class A (a)	6,708	1,021,092
Workiva, Inc. (a)	15,850	1,233,130
Yext, Inc. (a)	243,602	1,086,465
Zendesk, Inc. (a)	14,891	1,133,205
Zeta Global Holdings Corp. Class A (a) (b)	148,832	983,780
Zoom Video Communications, Inc. Class A (a)	13,799	1,015,468
		110,890,092
DATA PROCESSING & OUTSOURCED SERVICES — 20.6%
Affirm Holdings, Inc. (a) (b)	43,431	814,766
Automatic Data Processing, Inc.	4,667	1,055,629
AvidXchange Holdings, Inc. (a)	132,719	1,117,494
Block, Inc. (a)	15,346	843,877
Broadridge Financial Solutions, Inc.	6,612	954,244
Cantaloupe, Inc. (a)	61,069	212,520
Cass Information Systems, Inc.	16,694	579,115
Concentrix Corp.	8,878	991,051
Conduent, Inc. (a)	279,425	933,280
CSG Systems International, Inc.	20,157	1,065,902
Euronet Worldwide, Inc. (a)	12,437	942,227
EVERTEC, Inc.	32,931	1,032,387
Evo Payments, Inc. Class A (a)	34,011	1,132,566
ExlService Holdings, Inc. (a)	6,441	949,146
Fidelity National Information Services, Inc.	12,462	941,753
Fiserv, Inc. (a)	10,709	1,002,041
FleetCor Technologies, Inc. (a)	5,171	910,975
Flywire Corp. (a)	42,747	981,471
Genpact, Ltd.	24,433	1,069,432
Global Payments, Inc.	8,596	928,798
I3 Verticals, Inc. Class A (a) (b)	50,895	1,019,427
International Money Express, Inc. (a)	48,929	1,115,092
Jack Henry & Associates, Inc.	5,694	1,037,845
Marqeta, Inc. Class A (a)	145,230	1,034,038
Mastercard, Inc. Class A	3,395	965,334
MAXIMUS, Inc.	18,677	1,080,838
MoneyGram International, Inc. (a)	109,096	1,134,598
Paya Holdings, Inc. (a)	172,474	1,053,816
Paychex, Inc.	8,989	1,008,656
Security Description	Shares	Value
Payoneer Global, Inc. (a) (b)	170,923	$1,034,084
PayPal Holdings, Inc. (a)	11,847	1,019,671
Repay Holdings Corp. (a) (b)	120,386	849,925
Sabre Corp. (a) (b)	170,667	878,935
Shift4 Payments, Inc. Class A (a) (b)	24,001	1,070,685
SS&C Technologies Holdings, Inc.	19,896	950,034
TaskUS, Inc. Class A (a) (b)	60,035	966,564
Toast, Inc. Class A (a) (b)	53,174	889,069
TTEC Holdings, Inc.	21,576	956,033
Verra Mobility Corp. (a) (b)	69,516	1,068,461
Visa, Inc. Class A	5,556	987,023
Western Union Co.	76,462	1,032,237
WEX, Inc. (a)	7,193	913,079
		40,524,118
INTERACTIVE HOME ENTERTAINMENT — 2.8%
Activision Blizzard, Inc.	14,521	1,079,491
Electronic Arts, Inc.	8,842	1,023,108
Playstudios, Inc. (a)	200,860	701,001
Playtika Holding Corp. (a)	99,135	930,878
Skillz, Inc. (a) (b)	844,486	861,376
Take-Two Interactive Software, Inc. (a)	8,922	972,498
		5,568,352
IT CONSULTING & OTHER SERVICES — 6.5%
Accenture PLC Class A	3,924	1,009,645
Cognizant Technology Solutions Corp. Class A	17,403	999,628
DXC Technology Co. (a)	42,603	1,042,922
EPAM Systems, Inc. (a)	2,636	954,733
Gartner, Inc. (a)	3,724	1,030,394
Grid Dynamics Holdings, Inc. (a)	57,462	1,076,263
Hackett Group, Inc.	46,935	831,688
International Business Machines Corp.	8,825	1,048,498
Kyndryl Holdings, Inc. (a)	103,736	857,897
Perficient, Inc. (a)	15,168	986,223
Thoughtworks Holding, Inc. (a) (b)	83,216	872,936
Unisys Corp. (a)	129,552	978,118
Xperi Holding Corp.	75,701	1,070,412
		12,759,357
SYSTEMS SOFTWARE — 14.3%
A10 Networks, Inc.	83,521	1,108,324
Appian Corp. Class A (a) (b)	24,128	985,146
CommVault Systems, Inc. (a)	21,498	1,140,254
Crowdstrike Holdings, Inc. Class A (a)	5,973	984,410
Dolby Laboratories, Inc. Class A	15,199	990,215

See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Fortinet, Inc. (a)	21,274	$1,045,192
Gitlab, Inc. Class A (a) (b)	19,663	1,007,139
KnowBe4, Inc. Class A (a)	57,930	1,205,523
Mandiant, Inc. (a)	272	6,256
Microsoft Corp.	4,311	1,004,032
N-Able, Inc. (a) (b)	112,877	1,041,855
NortonLifeLock, Inc.	50,156	1,010,142
OneSpan, Inc. (a)	81,751	703,876
Oracle Corp.	15,019	917,210
Palo Alto Networks, Inc. (a) (b)	6,056	991,912
Ping Identity Holding Corp. (a) (b)	40,342	1,132,400
Progress Software Corp.	24,179	1,028,816
Qualys, Inc. (a)	7,132	994,129
Rapid7, Inc. (a)	19,734	846,589
SentinelOne, Inc. Class A (a)	40,644	1,038,861
ServiceNow, Inc. (a)	2,425	915,704
Telos Corp. (a)	104,592	929,823
Tenable Holdings, Inc. (a)	27,353	951,884
Teradata Corp. (a)	34,971	1,086,199
UiPath, Inc. Class A (a) (b)	77,873	981,979
Varonis Systems, Inc. (a) (b)	38,218	1,013,541
VMware, Inc. Class A	9,652	1,027,552
Zscaler, Inc. (a)	6,064	996,740
Zuora, Inc. Class A (a)	136,861	1,010,034
		28,095,737
TOTAL COMMON STOCKS (Cost $320,534,248)		197,837,656
SHORT-TERM INVESTMENTS — 10.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	390,487	390,565
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	19,911,962	$19,911,962
TOTAL SHORT-TERM INVESTMENTS (Cost $20,302,492)		20,302,527
TOTAL INVESTMENTS — 110.8% (Cost $340,836,740)		218,140,183
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.8)%		(21,333,470)
NET ASSETS — 100.0%		$196,806,713

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$196,695,824	$1,141,832	$—	$197,837,656
Short-Term Investments	20,302,527	—	—	20,302,527
TOTAL INVESTMENTS	$216,998,351	$1,141,832	$—	$218,140,183
See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	200,793	$200,773	$3,950,264	$3,760,640	$123	$44	390,487	$390,565	$1,471
State Street Navigator Securities Lending Portfolio II	19,776,617	19,776,617	37,320,228	37,184,882	—	—	19,911,962	19,911,962	58,099
Total		$19,977,390	$41,270,492	$40,945,522	$123	$44		$20,302,527	$59,570
See accompanying notes to Schedule of Investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 18.4%
Anterix, Inc. (a)	8,724	$311,621
AST SpaceMobile, Inc. (a) (b)	62,400	450,528
Bandwidth, Inc. Class A (a)	57,867	688,617
Cogent Communications Holdings, Inc.	28,674	1,495,636
EchoStar Corp. Class A (a)	29,731	489,670
Globalstar, Inc. (a)	362,844	576,922
Iridium Communications, Inc. (a)	47,070	2,088,496
Liberty Global PLC Class C (a)	106,238	1,752,927
Liberty Latin America, Ltd. Class C (a)	130,212	800,804
Lumen Technologies, Inc. (b)	220,526	1,605,429
		10,260,650
COMMUNICATIONS EQUIPMENT — 58.8%
ADTRAN Holdings, Inc.	83,869	1,642,155
Arista Networks, Inc. (a)	17,652	1,992,734
Calix, Inc. (a)	37,949	2,320,202
Ciena Corp. (a)	49,562	2,003,792
Cisco Systems, Inc.	48,061	1,922,440
Clearfield, Inc. (a)	20,424	2,137,167
CommScope Holding Co., Inc. (a)	175,746	1,618,621
Comtech Telecommunications Corp.	15,145	151,602
Digi International, Inc. (a)	24,718	854,501
Extreme Networks, Inc. (a)	109,639	1,432,982
F5, Inc. (a)	13,706	1,983,669
Harmonic, Inc. (a)	64,056	837,212
Infinera Corp. (a) (b)	227,693	1,102,034
Juniper Networks, Inc.	75,723	1,977,885
Lumentum Holdings, Inc. (a)	27,030	1,853,447
Motorola Solutions, Inc.	8,794	1,969,592
NETGEAR, Inc. (a)	19,474	390,259
NetScout Systems, Inc. (a)	59,803	1,873,030
Ubiquiti, Inc. (b)	4,881	1,432,866
Viasat, Inc. (a)	41,673	1,259,775
Viavi Solutions, Inc. (a)	153,739	2,006,294
		32,762,259
INTEGRATED TELECOMMUNICATION SERVICES — 13.4%
AT&T, Inc.	129,099	1,980,379
ATN International, Inc.	5,379	207,468
Consolidated Communications Holdings, Inc. (a)	47,071	195,815
Security Description	Shares	Value
Frontier Communications Parent, Inc. (a)	82,638	$1,936,208
IDT Corp. Class B (a)	12,512	310,673
Radius Global Infrastructure, Inc. Class A (a)	91,964	866,301
Verizon Communications, Inc.	52,073	1,977,212
		7,474,056
WIRELESS TELECOMMUNICATION SERVICES — 9.3%
Gogo, Inc. (a)	83,639	1,013,704
Shenandoah Telecommunications Co.	18,060	307,381
Telephone & Data Systems, Inc.	103,801	1,442,834
T-Mobile US, Inc. (a)	15,060	2,020,600
United States Cellular Corp. (a)	13,591	353,774
		5,138,293
TOTAL COMMON STOCKS (Cost $67,757,250)		55,635,258
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	90,791	90,795
State Street Navigator Securities Lending Portfolio II (e) (f)	2,434,855	2,434,855
TOTAL SHORT-TERM INVESTMENTS (Cost $2,525,650)		2,525,650
TOTAL INVESTMENTS — 104.4% (Cost $70,282,900)		58,160,908
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(2,441,155)
NET ASSETS — 100.0%		$55,719,753

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$55,635,258	$—	$—	$55,635,258
Short-Term Investments	2,525,650	—	—	2,525,650
TOTAL INVESTMENTS	$58,160,908	$—	$—	$58,160,908

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	70,314	$70,307	$243,250	$222,786	$6	$18	90,791	$90,795	$665
State Street Navigator Securities Lending Portfolio II	2,190,959	2,190,959	5,135,552	4,891,656	—	—	2,434,855	2,434,855	5,762
Total		$2,261,266	$5,378,802	$5,114,442	$6	$18		$2,525,650	$6,427
See accompanying notes to Schedule of Investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AIR FREIGHT & LOGISTICS — 18.8%
Air Transport Services Group, Inc. (a)	272,874	$6,573,535
Atlas Air Worldwide Holdings, Inc. (a)	102,242	9,771,268
C.H. Robinson Worldwide, Inc.	89,386	8,608,766
Expeditors International of Washington, Inc.	98,774	8,722,732
FedEx Corp.	48,801	7,245,484
Forward Air Corp.	104,293	9,413,486
GXO Logistics, Inc. (a)	220,106	7,716,916
Hub Group, Inc. Class A (a)	129,585	8,938,773
United Parcel Service, Inc. Class B	51,377	8,299,441
		75,290,401
AIRLINES — 26.1%
Alaska Air Group, Inc. (a)	219,485	8,592,838
Allegiant Travel Co. (a)	102,342	7,468,919
American Airlines Group, Inc. (a)	719,572	8,663,647
Delta Air Lines, Inc. (a)	312,586	8,771,163
Frontier Group Holdings, Inc. (a)	791,775	7,680,218
Hawaiian Holdings, Inc. (a)	651,540	8,567,751
JetBlue Airways Corp. (a)	1,235,996	8,194,653
Joby Aviation, Inc. (a) (b)	1,809,120	7,833,490
SkyWest, Inc. (a)	425,229	6,914,224
Southwest Airlines Co. (a)	266,364	8,214,666
Spirit Airlines, Inc.	453,299	8,531,087
Sun Country Airlines Holdings, Inc. (a) (b)	352,438	4,796,681
United Airlines Holdings, Inc. (a)	260,098	8,460,988
Wheels Up Experience, Inc. (a) (b)	1,821,522	2,094,750
		104,785,075
MARINE — 9.1%
Eagle Bulk Shipping, Inc. (b)	234,548	10,127,783
Genco Shipping & Trading, Ltd.	730,084	9,147,952
Kirby Corp. (a)	148,125	9,001,556
Matson, Inc.	137,421	8,454,140
		36,731,431
RAILROADS — 6.4%
CSX Corp.	313,231	8,344,474
Norfolk Southern Corp.	40,900	8,574,685
Union Pacific Corp.	44,025	8,576,950
		25,496,109
TRUCKING — 39.6%
AMERCO	18,696	9,520,377
ArcBest Corp.	133,814	9,732,292
Avis Budget Group, Inc. (a)	60,751	9,019,093
Daseke, Inc. (a)	270,529	1,463,562
Security Description	Shares	Value
Heartland Express, Inc.	205,600	$2,942,136
Hertz Global Holdings, Inc. (a) (b)	533,711	8,688,815
JB Hunt Transport Services, Inc.	58,687	9,179,821
Knight-Swift Transportation Holdings, Inc.	200,551	9,812,960
Landstar System, Inc.	69,673	10,058,691
Lyft, Inc. Class A (a)	564,397	7,433,109
Marten Transport, Ltd.	341,928	6,551,341
Old Dominion Freight Line, Inc.	38,024	9,459,231
Ryder System, Inc.	131,178	9,902,627
Saia, Inc. (a)	50,455	9,586,450
Schneider National, Inc. Class B	449,983	9,134,655
TuSimple Holdings, Inc. Class A (a)	1,292,202	9,820,735
Uber Technologies, Inc. (a)	321,602	8,522,453
Werner Enterprises, Inc.	254,432	9,566,643
XPO Logistics, Inc. (a)	189,750	8,447,670
		158,842,661
TOTAL COMMON STOCKS (Cost $581,400,229)		401,145,677
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c) (d)	202,508	202,548
State Street Navigator Securities Lending Portfolio II (e) (f)	20,360,808	20,360,808
TOTAL SHORT-TERM INVESTMENTS (Cost $20,563,338)		20,563,356
TOTAL INVESTMENTS — 105.1% (Cost $601,963,567)		421,709,033
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(20,323,751)
NET ASSETS — 100.0%		$401,385,282

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$401,145,677	$—	$—	$401,145,677
Short-Term Investments	20,563,356	—	—	20,563,356
TOTAL INVESTMENTS	$421,709,033	$—	$—	$421,709,033

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	664,939	$664,873	$2,258,136	$2,720,565	$86	$18	202,508	$202,548	$3,684
State Street Navigator Securities Lending Portfolio II	25,267,386	25,267,386	66,842,632	71,749,210	—	—	20,360,808	20,360,808	165,519
Total		$25,932,259	$69,100,768	$74,469,775	$86	$18		$20,563,356	$169,203
See accompanying notes to Schedule of Investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.9%
Northrop Grumman Corp.	3,629	$1,706,791
AIR FREIGHT & LOGISTICS — 0.0% (a)
GXO Logistics, Inc. (b)	2,455	86,072
AIRLINES — 0.2%
Alaska Air Group, Inc. (b)	2,917	114,200
United Airlines Holdings, Inc. (b)	7,554	245,732
		359,932
BANKS — 4.3%
First Citizens BancShares, Inc. Class A	428	341,300
Prosperity Bancshares, Inc.	3,138	209,242
US Bancorp	53,461	2,155,547
Wells Fargo & Co.	136,372	5,484,882
		8,190,971
BEVERAGES — 3.1%
Coca-Cola Co.	104,064	5,829,665
BIOTECHNOLOGY — 2.9%
Biogen, Inc. (b)	5,646	1,507,482
Gilead Sciences, Inc.	48,165	2,971,299
Halozyme Therapeutics, Inc. (b)	5,178	204,738
Incyte Corp. (b)	8,406	560,176
Sarepta Therapeutics, Inc. (b)	3,238	357,928
		5,601,623
CAPITAL MARKETS — 4.4%
Bank of New York Mellon Corp.	29,241	1,126,363
Blue Owl Capital, Inc. (c)	34,243	316,063
Coinbase Global, Inc. Class A (b)	9,421	607,560
FactSet Research Systems, Inc.	1,909	763,810
Franklin Resources, Inc.	10,106	217,481
Interactive Brokers Group, Inc. Class A	17,789	1,136,895
Intercontinental Exchange, Inc.	19,819	1,790,647
Moody's Corp.	6,615	1,608,173
Northern Trust Corp.	7,360	629,721
Robinhood Markets, Inc. Class A (b)	22,569	227,947
		8,424,660
CHEMICALS — 0.7%
Celanese Corp.	4,416	398,941
Chemours Co.	6,280	154,802
FMC Corp.	5,085	537,485
Olin Corp.	6,136	263,112
		1,354,340
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Republic Services, Inc.	4,808	654,080
Rollins, Inc.	9,166	317,877
		971,957
CONSUMER FINANCE — 0.1%
SoFi Technologies, Inc. (b)	22,825	111,386
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	2,682	$254,870
Sealed Air Corp.	6,082	270,710
		525,580
DIVERSIFIED CONSUMER SERVICES — 0.2%
Bright Horizons Family Solutions, Inc. (b)	1,362	78,519
H&R Block, Inc.	6,084	258,814
		337,333
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Equitable Holdings, Inc.	13,598	358,307
ELECTRIC UTILITIES — 1.3%
Alliant Energy Corp.	10,871	576,054
Edison International	16,698	944,773
NRG Energy, Inc.	10,357	396,362
OGE Energy Corp.	8,634	314,796
Pinnacle West Capital Corp.	4,920	317,389
		2,549,374
ELECTRICAL EQUIPMENT — 1.1%
Eaton Corp. PLC	9,272	1,236,514
nVent Electric PLC	8,044	254,271
Sensata Technologies Holding PLC	7,676	286,161
Sunrun, Inc. (b)	8,822	243,399
		2,020,345
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Novanta, Inc. (b)	1,768	204,469
Teledyne Technologies, Inc. (b)	1,080	364,468
		568,937
ENTERTAINMENT — 7.3%
Netflix, Inc. (b)	19,530	4,598,143
Spotify Technology SA (b)	6,160	531,608
Walt Disney Co. (b)	81,319	7,670,822
Warner Bros Discovery, Inc. (b)	99,722	1,146,803
		13,947,376
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.9%
Alexandria Real Estate Equities, Inc. REIT	7,363	1,032,219
Apartment Income REIT Corp.	7,107	274,472
Cousins Properties, Inc. REIT	6,770	158,079
Douglas Emmett, Inc. REIT	8,992	161,227
Equity LifeStyle Properties, Inc. REIT	16,266	1,022,155
Essex Property Trust, Inc. REIT	3,103	751,640
Healthcare Realty Trust, Inc. REIT	10,335	215,485
National Retail Properties, Inc. REIT	7,903	315,014
National Storage Affiliates Trust REIT	5,496	228,524
STORE Capital Corp. REIT	12,649	396,293
Weyerhaeuser Co. REIT	34,127	974,667
		5,529,775

See accompanying notes to Schedule of Investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
FOOD & STAPLES RETAILING — 0.6%
BJ's Wholesale Club Holdings, Inc. (b)	5,200	$378,612
Kroger Co.	17,344	758,800
		1,137,412
GAS UTILITIES — 0.1%
National Fuel Gas Co.	3,042	187,235
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Insulet Corp. (b)	2,650	607,910
Integra LifeSciences Holdings Corp. (b)	2,746	116,320
Omnicell, Inc. (b)	2,153	187,376
		911,606
HEALTH CARE PROVIDERS & SERVICES — 8.7%
Cigna Corp.	11,978	3,323,536
CVS Health Corp.	31,511	3,005,204
MSP Recovery, Inc. (b)	39,837	47,804
Oak Street Health, Inc. (b) (c)	4,056	99,453
UnitedHealth Group, Inc.	20,177	10,190,192
		16,666,189
HOTELS, RESTAURANTS & LEISURE — 6.4%
Aramark	9,810	306,072
Expedia Group, Inc. (b)	6,101	571,603
McDonald's Corp.	28,701	6,622,469
Starbucks Corp.	43,660	3,678,791
Vail Resorts, Inc.	1,570	338,555
Yum China Holdings, Inc.	15,816	748,571
		12,266,061
HOUSEHOLD DURABLES — 0.1%
TopBuild Corp. (b)	786	129,517
HOUSEHOLD PRODUCTS — 0.2%
Clorox Co.	2,973	381,704
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
AES Corp.	28,749	649,727
Brookfield Renewable Corp. Class A	15,600	509,808
Vistra Corp.	17,609	369,789
		1,529,324
INSURANCE — 3.5%
Hartford Financial Services Group, Inc.	11,929	738,882
MetLife, Inc.	24,896	1,513,179
Primerica, Inc.	1,339	165,300
Principal Financial Group, Inc.	9,012	650,216
Progressive Corp.	21,015	2,442,153
Prudential Financial, Inc.	13,584	1,165,235
		6,674,965
INTERACTIVE MEDIA & SERVICES — 1.1%
Bumble, Inc. Class A (b)	5,592	120,172
IAC, Inc. (b)	3,728	206,457
Snap, Inc. Class A (b)	58,184	571,367
Security Description	Shares	Value
Twitter, Inc. (b)	28,303	$1,240,803
		2,138,799
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Chewy, Inc. Class A (b) (c)	13,435	412,723
eBay, Inc.	21,488	790,973
Etsy, Inc. (b)	4,906	491,238
		1,694,934
IT SERVICES — 8.9%
Affirm Holdings, Inc. (b) (c)	10,890	204,296
Amdocs, Ltd.	6,098	484,486
Block, Inc. (b)	26,684	1,467,353
Concentrix Corp.	998	111,407
Dlocal, Ltd. (b) (c)	7,948	163,093
ExlService Holdings, Inc. (b)	1,570	231,355
Genpact, Ltd.	3,924	171,754
Globant SA (b)	2,055	384,450
Paychex, Inc.	16,084	1,804,786
Shopify, Inc. Class A (b)	62,661	1,688,087
Switch, Inc. Class A	10,795	363,684
Thoughtworks Holding, Inc. (b)	1,864	19,553
Toast, Inc. Class A (b)	20,017	334,684
Twilio, Inc. Class A (b)	8,928	617,282
Visa, Inc. Class A	48,574	8,629,171
WEX, Inc. (b)	2,232	283,330
		16,958,771
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc.	5,004	337,370
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Avantor, Inc. (b)	26,689	523,105
Charles River Laboratories International, Inc. (b)	1,178	231,830
Illumina, Inc. (b)	5,986	1,142,069
Maravai LifeSciences Holdings, Inc. Class A (b)	4,876	124,484
Medpace Holdings, Inc. (b)	701	110,176
Syneos Health, Inc. (b)	2,354	110,991
		2,242,655
MACHINERY — 2.0%
Chart Industries, Inc. (b)	884	162,965
Cummins, Inc.	3,212	653,674
Fortive Corp.	17,344	1,011,155
Illinois Tool Works, Inc.	7,224	1,305,016
Nordson Corp.	1,212	257,271
Pentair PLC	3,859	156,791
Stanley Black & Decker, Inc.	3,532	265,642
		3,812,514
MEDIA — 0.7%
Interpublic Group of Cos., Inc.	17,367	444,595
New York Times Co. Class A	7,485	215,194
Paramount Global Class B (c)	26,314	501,019
TEGNA, Inc.	9,812	202,912
		1,363,720

See accompanying notes to Schedule of Investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
METALS & MINING — 0.9%
Alcoa Corp.	7,503	$252,551
Newmont Corp.	32,682	1,373,624
		1,626,175
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Annaly Capital Management, Inc. REIT	16,580	284,513
Rithm Capital Corp. REIT	21,195	155,147
		439,660
MULTI-UTILITIES — 0.6%
Public Service Enterprise Group, Inc.	21,690	1,219,629
MULTILINE RETAIL — 0.1%
Kohl's Corp.	4,906	123,386
OIL, GAS & CONSUMABLE FUELS — 4.4%
EQT Corp.	12,265	499,799
HF Sinclair Corp.	5,692	306,457
Marathon Oil Corp.	24,730	558,403
ONEOK, Inc.	15,603	799,498
Ovintiv, Inc.	9,019	414,874
PDC Energy, Inc.	3,434	198,451
Phillips 66	16,981	1,370,706
Pioneer Natural Resources Co.	8,253	1,787,022
Targa Resources Corp.	7,893	476,264
Texas Pacific Land Corp.	277	492,293
Valero Energy Corp.	14,385	1,537,037
		8,440,804
PERSONAL PRODUCTS — 1.0%
Coty, Inc. Class A (b)	8,096	51,167
Estee Lauder Cos., Inc. Class A	8,614	1,859,763
Olaplex Holdings, Inc. (b) (c)	2,944	28,115
		1,939,045
PHARMACEUTICALS — 3.3%
Bristol-Myers Squibb Co.	81,686	5,807,058
Jazz Pharmaceuticals PLC (b)	2,334	311,099
Organon & Co.	9,714	227,307
		6,345,464
PROFESSIONAL SERVICES — 0.9%
Booz Allen Hamilton Holding Corp.	3,046	281,298
Clarivate PLC (b)	9,910	93,055
Dun & Bradstreet Holdings, Inc.	9,714	120,356
Equifax, Inc.	2,855	489,433
Nielsen Holdings PLC	16,234	450,007
Robert Half International, Inc.	2,494	190,791
		1,624,940
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Zillow Group, Inc. Class C (b)	11,293	323,093
ROAD & RAIL — 0.6%
Lyft, Inc. Class A (b)	6,967	91,755
Security Description	Shares	Value
Uber Technologies, Inc. (b)	42,134	$1,116,551
		1,208,306
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Intel Corp.	204,369	5,266,589
Universal Display Corp.	2,219	209,363
		5,475,952
SOFTWARE — 12.8%
ANSYS, Inc. (b)	4,318	957,301
AppLovin Corp. Class A (b) (c)	7,067	137,736
Atlassian Corp. PLC Class A (b)	12,683	2,670,913
Autodesk, Inc. (b)	10,791	2,015,759
Avalara, Inc. (b)	4,318	396,393
Bentley Systems, Inc. Class B	10,139	310,152
Bill.Com Holdings, Inc. (b)	4,887	646,892
Ceridian HCM Holding, Inc. (b)	7,098	396,636
Citrix Systems, Inc. (b)	6,123	636,792
Confluent, Inc. Class A (b)	12,855	305,563
Dropbox, Inc. Class A (b)	17,710	366,951
Elastic NV (b)	3,728	267,447
Gitlab, Inc. Class A (b) (c)	4,220	216,149
HubSpot, Inc. (b)	2,267	612,362
Informatica, Inc. Class A (b)	7,459	149,702
Intuit, Inc.	13,726	5,316,354
NortonLifeLock, Inc.	29,115	586,376
Paycor HCM, Inc. (b)	2,354	69,584
Paylocity Holding Corp. (b)	2,042	493,306
Procore Technologies, Inc. (b) (c)	5,494	271,843
Salesforce, Inc. (b)	48,087	6,916,834
Unity Software, Inc. (b) (c)	9,072	289,034
Zendesk, Inc. (b)	5,987	455,611
		24,485,690
SPECIALTY RETAIL — 2.7%
Bath & Body Works, Inc.	8,588	279,969
GameStop Corp. Class A (b)	9,949	250,018
TJX Cos., Inc.	45,409	2,820,807
Tractor Supply Co.	4,314	801,886
Ulta Beauty, Inc. (b)	1,960	786,333
Williams-Sonoma, Inc.	2,606	307,117
		5,246,130
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
HP, Inc.	51,656	1,287,268
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Capri Holdings, Ltd. (b)	5,400	207,576
Deckers Outdoor Corp. (b)	1,021	319,175
Levi Strauss & Co. Class A	13,827	200,077
Lululemon Athletica, Inc. (b)	4,686	1,310,018
Ralph Lauren Corp. (c)	2,658	225,744
VF Corp.	14,144	423,047
		2,685,637
THRIFTS & MORTGAGE FINANCE — 0.2%
Rocket Cos., Inc. Class A	64,271	406,193

See accompanying notes to Schedule of Investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.4%
W.W. Grainger, Inc.	1,076	$526,369
Watsco, Inc.	770	198,244
		724,613
TOTAL COMMON STOCKS (Cost $229,337,063)		190,509,185
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (d) (e)	431,283	431,369
State Street Navigator Securities Lending Portfolio II (f) (g)	2,052,742	2,052,742
TOTAL SHORT-TERM INVESTMENTS (Cost $2,484,018)		2,484,111
TOTAL INVESTMENTS — 101.2% (Cost $231,821,081)		192,993,296
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(2,230,782)
NET ASSETS — 100.0%		$190,762,514

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts purchasedwere as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	3	12/16/2022	$619,484	$540,225	$(79,259)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$189,872,393	$636,792	$—	$190,509,185
Short-Term Investments	2,484,111	—	—	2,484,111
TOTAL INVESTMENTS	$192,356,504	$636,792	$—	$192,993,296
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(79,259)	—	—	(79,259)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(79,259)	$—	$—	$(79,259)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	565,952	$565,896	$1,932,834	$2,067,607	$153	$93	431,283	$431,369	$5,161
State Street Navigator Securities Lending Portfolio II	2,005,281	2,005,281	10,439,120	10,391,659	—	—	2,052,742	2,052,742	7,835
Total		$2,571,177	$12,371,954	$12,459,266	$153	$93		$2,484,111	$12,996
See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.9%
General Dynamics Corp.	15,292	$3,244,504
Lockheed Martin Corp.	8,763	3,385,059
Northrop Grumman Corp.	8,470	3,983,610
		10,613,173
AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc.	37,453	3,607,098
Expeditors International of Washington, Inc.	36,103	3,188,256
		6,795,354
AUTO COMPONENTS — 0.3%
Gentex Corp.	68,162	1,624,982
BANKS — 0.4%
Commerce Bancshares, Inc.	34,484	2,281,461
BEVERAGES — 1.5%
PepsiCo, Inc.	50,334	8,217,529
BUILDING PRODUCTS — 0.4%
Lennox International, Inc.	9,665	2,152,106
CAPITAL MARKETS — 3.8%
CME Group, Inc.	21,984	3,894,026
FactSet Research Systems, Inc.	9,490	3,797,044
Intercontinental Exchange, Inc.	42,191	3,811,957
Nasdaq, Inc.	96,730	5,482,656
S&P Global, Inc.	11,755	3,589,389
		20,575,072
CHEMICALS — 3.4%
Air Products & Chemicals, Inc.	21,464	4,995,317
Corteva, Inc.	76,948	4,397,578
Ecolab, Inc.	25,310	3,655,270
Linde PLC	19,698	5,310,384
		18,358,549
COMMERCIAL SERVICES & SUPPLIES — 2.7%
MSA Safety, Inc.	10,525	1,150,172
Republic Services, Inc.	54,065	7,355,003
Waste Management, Inc.	40,791	6,535,126
		15,040,301
COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc.	55,964	2,238,560
Juniper Networks, Inc.	93,848	2,451,310
Motorola Solutions, Inc.	15,967	3,576,129
		8,265,999
CONSTRUCTION MATERIALS — 0.8%
Vulcan Materials Co.	26,672	4,206,441
CONTAINERS & PACKAGING — 2.4%
Amcor PLC	379,239	4,069,235
AptarGroup, Inc.	18,822	1,788,655
Ball Corp.	52,510	2,537,283
Packaging Corp. of America	26,977	3,029,247
Security Description	Shares	Value
Sonoco Products Co.	27,870	$1,581,065
		13,005,485
DIVERSIFIED CONSUMER SERVICES — 0.5%
Service Corp. International	45,897	2,650,093
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Berkshire Hathaway, Inc. Class B (a)	21,567	5,758,820
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	218,460	3,351,176
Verizon Communications, Inc.	149,374	5,671,731
		9,022,907
ELECTRIC UTILITIES — 3.5%
Duke Energy Corp.	68,506	6,372,428
Eversource Energy	83,355	6,498,356
Xcel Energy, Inc.	99,867	6,391,488
		19,262,272
ELECTRICAL EQUIPMENT — 1.2%
AMETEK, Inc.	27,532	3,122,404
Eaton Corp. PLC	26,185	3,492,032
		6,614,436
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Amphenol Corp. Class A	47,457	3,177,721
CDW Corp.	19,056	2,974,260
		6,151,981
ENTERTAINMENT — 0.6%
Electronic Arts, Inc.	22,072	2,553,951
Warner Bros Discovery, Inc. (a)	52,046	598,529
		3,152,480
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.5%
Alexandria Real Estate Equities, Inc. REIT	30,915	4,333,974
American Homes 4 Rent Class A REIT	88,897	2,916,711
American Tower Corp. REIT	25,331	5,438,566
Crown Castle, Inc. REIT	34,565	4,996,371
Duke Realty Corp. REIT	108,421	5,225,892
Equity LifeStyle Properties, Inc. REIT	54,466	3,422,643
Prologis, Inc. REIT	38,759	3,937,914
Public Storage REIT	17,758	5,199,720
		35,471,791
FOOD & STAPLES RETAILING — 1.3%
Casey's General Stores, Inc.	10,730	2,173,039
Costco Wholesale Corp.	10,736	5,070,291
		7,243,330
FOOD PRODUCTS — 1.7%
Flowers Foods, Inc.	56,434	1,393,355
Hershey Co.	36,444	8,034,809
		9,428,164

See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 1.0%
Atmos Energy Corp.	39,367	$4,009,529
National Fuel Gas Co.	25,212	1,551,799
		5,561,328
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abbott Laboratories	41,966	4,060,630
Baxter International, Inc.	51,439	2,770,505
Becton Dickinson & Co.	15,228	3,393,255
Embecta Corp.	2,984	85,909
Medtronic PLC	47,753	3,856,055
STERIS PLC	17,235	2,865,836
		17,032,190
HOTELS, RESTAURANTS & LEISURE — 3.6%
Choice Hotels International, Inc.	10,216	1,118,856
McDonald's Corp.	31,367	7,237,621
Starbucks Corp.	40,491	3,411,772
Texas Roadhouse, Inc.	18,911	1,650,174
Yum China Holdings, Inc.	65,003	3,076,592
Yum! Brands, Inc.	28,161	2,994,641
		19,489,656
HOUSEHOLD DURABLES — 0.9%
Garmin, Ltd.	30,257	2,429,940
NVR, Inc. (a)	583	2,324,467
		4,754,407
HOUSEHOLD PRODUCTS — 4.0%
Colgate-Palmolive Co.	101,690	7,143,723
Kimberly-Clark Corp.	64,905	7,304,409
Procter & Gamble Co.	57,190	7,220,237
		21,668,369
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	30,964	3,421,522
Honeywell International, Inc.	22,782	3,803,911
		7,225,433
INSURANCE — 10.2%
Alleghany Corp. (a)	3,885	3,260,952
Allstate Corp.	42,587	5,303,359
Arthur J Gallagher & Co.	34,908	5,976,948
Assurant, Inc.	15,837	2,300,641
Brown & Brown, Inc.	67,959	4,110,160
Loews Corp.	60,584	3,019,507
Markel Corp. (a)	3,895	4,223,037
Marsh & McLennan Cos., Inc.	37,840	5,649,134
Old Republic International Corp.	82,059	1,717,495
Progressive Corp.	45,563	5,294,876
RenaissanceRe Holdings, Ltd.	12,513	1,756,700
Travelers Cos., Inc.	33,127	5,075,056
W R Berkley Corp.	61,307	3,959,206
Willis Towers Watson PLC	20,341	4,087,321
		55,734,392
INTERACTIVE MEDIA & SERVICES — 0.5%
Alphabet, Inc. Class A (a)	26,561	2,540,560
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Amazon.com, Inc. (a)	18,080	$2,043,040
IT SERVICES — 6.4%
Accenture PLC Class A	11,425	2,939,653
Amdocs, Ltd.	36,620	2,909,459
Automatic Data Processing, Inc.	18,858	4,265,491
Broadridge Financial Solutions, Inc.	23,558	3,399,891
Fidelity National Information Services, Inc.	36,011	2,721,351
Fiserv, Inc. (a)	41,600	3,892,512
Jack Henry & Associates, Inc.	21,174	3,859,385
Paychex, Inc.	33,756	3,787,761
VeriSign, Inc. (a)	18,872	3,278,066
Visa, Inc. Class A	23,773	4,223,273
		35,276,842
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Hasbro, Inc.	33,538	2,261,132
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Danaher Corp.	15,338	3,961,652
MACHINERY — 4.3%
Fortive Corp.	62,790	3,660,657
Graco, Inc.	49,378	2,960,211
IDEX Corp.	21,521	4,300,972
Illinois Tool Works, Inc.	21,804	3,938,892
Lincoln Electric Holdings, Inc.	16,104	2,024,595
PACCAR, Inc.	49,325	4,128,009
Toro Co.	30,716	2,656,320
		23,669,656
MEDIA — 0.4%
Comcast Corp. Class A	79,994	2,346,224
MULTI-UTILITIES — 6.0%
Ameren Corp.	74,763	6,022,160
CMS Energy Corp.	84,387	4,914,699
Consolidated Edison, Inc.	76,294	6,542,973
Dominion Energy, Inc.	92,207	6,372,426
NiSource, Inc.	117,701	2,964,888
WEC Energy Group, Inc.	70,085	6,267,701
		33,084,847
MULTILINE RETAIL — 1.1%
Dollar General Corp.	24,397	5,851,864
OIL, GAS & CONSUMABLE FUELS — 1.9%
Chevron Corp.	16,314	2,343,832
Exxon Mobil Corp.	27,757	2,423,464
Kinder Morgan, Inc.	193,491	3,219,690
Williams Cos., Inc.	74,592	2,135,569
		10,122,555
PHARMACEUTICALS — 3.3%
Bristol-Myers Squibb Co.	55,471	3,943,433
Johnson & Johnson	36,582	5,976,036
Merck & Co., Inc.	57,299	4,934,590
Zoetis, Inc.	22,237	3,297,525
		18,151,584

See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
PROFESSIONAL SERVICES — 1.9%
Booz Allen Hamilton Holding Corp.	38,267	$3,533,957
Jacobs Solutions, Inc.	31,403	3,406,912
Verisk Analytics, Inc.	21,083	3,595,284
		10,536,153
ROAD & RAIL — 0.8%
Landstar System, Inc.	10,829	1,563,383
Union Pacific Corp.	13,493	2,628,706
		4,192,089
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Texas Instruments, Inc.	23,847	3,691,039
SOFTWARE — 3.4%
Black Knight, Inc. (a)	44,287	2,866,698
Dolby Laboratories, Inc. Class A	29,736	1,937,300
Microsoft Corp.	18,541	4,318,199
Oracle Corp.	58,607	3,579,129
Roper Technologies, Inc.	8,460	3,042,554
Tyler Technologies, Inc. (a)	7,775	2,701,813
		18,445,693
SPECIALTY RETAIL — 3.5%
AutoZone, Inc. (a)	1,593	3,412,095
Home Depot, Inc.	11,961	3,300,518
O'Reilly Automotive, Inc. (a)	4,817	3,388,037
Ross Stores, Inc.	32,057	2,701,443
TJX Cos., Inc.	63,074	3,918,157
Tractor Supply Co.	13,652	2,537,634
		19,257,884
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Columbia Sportswear Co.	10,116	$680,807
NIKE, Inc. Class B	27,361	2,274,246
		2,955,053
TOTAL COMMON STOCKS (Cost $599,492,264)		545,746,368
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (b) (c) (Cost $836,474)	836,344	836,474
TOTAL INVESTMENTS — 99.9% (Cost $600,328,738)		546,582,842
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		522,178
NET ASSETS — 100.0%		$547,105,020
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$545,746,368	$—	$—	$545,746,368
Short-Term Investment	836,474	—	—	836,474
TOTAL INVESTMENTS	$546,582,842	$—	$—	$546,582,842

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,572,450	$1,572,293	$5,620,410	$6,356,552	$317	$5	836,344	$836,474	$5,463
State Street Navigator Securities Lending Portfolio II	—	—	3,003,696	3,003,696	—	—	—	—	85
Total		$1,572,293	$8,624,106	$9,360,248	$317	$5		$836,474	$5,548
See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.8%
Kaman Corp.	8,583	$239,723
Moog, Inc. Class A	4,235	297,932
National Presto Industries, Inc.	7,318	476,036
Parsons Corp. (a)	11,457	449,115
		1,462,806
AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	4,290	387,215
Hub Group, Inc. Class A (a)	5,326	367,388
		754,603
AUTO COMPONENTS — 0.8%
Dorman Products, Inc. (a)	4,647	381,612
Gentherm, Inc. (a)	4,473	222,442
Standard Motor Products, Inc.	19,577	636,253
Stoneridge, Inc. (a)	12,599	213,553
		1,453,860
BANKS — 22.5%
1st Source Corp.	13,731	635,745
Allegiance Bancshares, Inc.	33	1,374
Arrow Financial Corp. (b)	22,509	648,698
Associated Banc-Corp.	24,846	498,908
Bank of Hawaii Corp.	5,850	445,302
Bank of Marin Bancorp	21,610	647,219
Banner Corp.	8,636	510,215
Brookline Bancorp, Inc.	39,912	464,975
Cambridge Bancorp	9,525	759,523
Camden National Corp.	13,697	583,492
Capital City Bank Group, Inc.	18,298	569,251
Cathay General Bancorp	10,393	399,715
Central Pacific Financial Corp.	17,058	352,930
City Holding Co.	12,932	1,146,939
Columbia Banking System, Inc.	13,186	380,944
Community Bank System, Inc.	13,298	798,944
Community Trust Bancorp, Inc.	19,094	774,262
CVB Financial Corp.	37,875	958,995
Enterprise Bancorp, Inc.	12,988	388,471
Enterprise Financial Services Corp.	9,714	427,805
Farmers National Banc Corp.	35,529	465,075
First Bancshares, Inc.	15,260	455,816
First Busey Corp.	24,502	538,554
First Commonwealth Financial Corp.	34,145	438,422
First Community Bankshares, Inc.	21,021	673,303
First Financial Corp.	16,048	725,209
First Interstate BancSystem, Inc. Class A	14,918	601,941
First Merchants Corp.	11,649	450,583
First Mid Bancshares, Inc.	18,030	576,419
First of Long Island Corp.	32,028	552,163
Flushing Financial Corp.	23,998	464,841
Fulton Financial Corp.	37,112	586,370
German American Bancorp, Inc.	18,122	647,137
Great Southern Bancorp, Inc.	11,389	649,970
Security Description	Shares	Value
HarborOne Bancorp, Inc.	47,291	$634,645
Heartland Financial USA, Inc.	10,475	454,196
Heritage Financial Corp.	27,262	721,625
Hilltop Holdings, Inc.	16,725	415,616
HomeTrust Bancshares, Inc.	20,860	461,006
Independent Bank Corp. (c)	6,631	494,208
Independent Bank Corp. (c)	20,811	397,490
International Bancshares Corp.	12,201	518,542
Lakeland Bancorp, Inc.	36,112	578,153
Lakeland Financial Corp.	7,178	522,630
Mercantile Bank Corp.	13,908	413,207
MidWestOne Financial Group, Inc.	17,361	473,782
National Bank Holdings Corp. Class A	13,981	517,157
NBT Bancorp, Inc.	24,581	932,849
Nicolet Bankshares, Inc. (a)	9,065	638,539
OceanFirst Financial Corp.	25,274	471,107
Park National Corp.	5,410	673,437
Peoples Bancorp, Inc.	21,365	618,089
QCR Holdings, Inc.	10,689	544,498
S&T Bancorp, Inc.	20,088	588,779
Sandy Spring Bancorp, Inc.	12,462	439,410
ServisFirst Bancshares, Inc.	5,965	477,200
Simmons First National Corp. Class A	21,782	474,630
Southside Bancshares, Inc.	24,048	850,337
Stock Yards Bancorp, Inc. (b)	10,413	708,188
Tompkins Financial Corp.	9,414	683,645
Towne Bank	18,619	499,548
TriCo Bancshares	16,588	740,654
Trustmark Corp.	20,474	627,119
UMB Financial Corp.	5,833	491,664
Umpqua Holdings Corp.	24,137	412,501
Univest Financial Corp.	16,986	398,831
Washington Federal, Inc.	23,232	696,495
Washington Trust Bancorp, Inc.	12,641	587,554
WesBanco, Inc.	15,092	503,620
West BanCorp, Inc.	20,760	432,016
Westamerica BanCorp	17,526	916,435
		40,228,912
BIOTECHNOLOGY — 1.6%
Agios Pharmaceuticals, Inc. (a)	5,240	148,187
Akero Therapeutics, Inc. (a) (b)	11,521	392,290
Albireo Pharma, Inc. (a) (b)	5,000	96,800
Alkermes PLC (a)	9,641	215,283
Amicus Therapeutics, Inc. (a)	16,041	167,468
Eagle Pharmaceuticals, Inc. (a)	4,780	126,288
Emergent BioSolutions, Inc. (a)	5,375	112,821
Enanta Pharmaceuticals, Inc. (a)	2,362	122,517
Halozyme Therapeutics, Inc. (a)	6,316	249,735
Heron Therapeutics, Inc. (a) (b)	28,719	121,194
Ionis Pharmaceuticals, Inc. (a)	9,037	399,706
Ironwood Pharmaceuticals, Inc. (a)	22,897	237,213
Sinovac Biotech, Ltd. (a)	30,008	194,152
Vanda Pharmaceuticals, Inc. (a)	14,461	142,875

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Xencor, Inc. (a)	6,820	$177,184
		2,903,713
BUILDING PRODUCTS — 1.0%
AAON, Inc.	10,033	540,578
Armstrong World Industries, Inc.	4,751	376,422
CSW Industrials, Inc.	4,754	569,529
Zurn Elkay Water Solutions Corp.	12,392	303,604
		1,790,133
CAPITAL MARKETS — 0.4%
PJT Partners, Inc. Class A	10,305	688,580
CHEMICALS — 3.6%
American Vanguard Corp.	20,617	385,538
Ashland, Inc.	5,625	534,206
Balchem Corp.	4,663	566,928
Chase Corp.	6,358	531,338
Hawkins, Inc.	7,305	284,822
HB Fuller Co.	4,881	293,348
Innospec, Inc.	4,240	363,241
Mativ Holdings, Inc.	24,728	545,994
Minerals Technologies, Inc.	6,472	319,781
NewMarket Corp.	3,506	1,054,710
Quaker Chemical Corp.	2,014	290,781
Sensient Technologies Corp.	8,955	620,940
Stepan Co.	7,109	665,900
		6,457,527
COMMERCIAL SERVICES & SUPPLIES — 1.9%
ABM Industries, Inc.	7,426	283,896
Brady Corp. Class A	13,565	566,067
Casella Waste Systems, Inc. Class A (a)	5,604	428,089
Ennis, Inc.	35,147	707,509
Healthcare Services Group, Inc.	20,177	243,940
HNI Corp.	12,070	319,976
Matthews International Corp. Class A	11,485	257,379
UniFirst Corp.	3,734	628,171
		3,435,027
COMMUNICATIONS EQUIPMENT — 1.0%
Ituran Location & Control, Ltd.	14,758	344,452
NetScout Systems, Inc. (a)	19,393	607,389
Radware, Ltd. (a)	11,960	260,608
Viasat, Inc. (a)	5,411	163,575
Viavi Solutions, Inc. (a)	33,108	432,059
		1,808,083
CONSTRUCTION & ENGINEERING — 1.1%
Arcosa, Inc.	8,987	513,877
Argan, Inc.	11,363	365,548
Great Lakes Dredge & Dock Corp. (a) (b)	27,118	205,554
Primoris Services Corp.	13,293	216,011
Valmont Industries, Inc.	2,235	600,366
		1,901,356
Security Description	Shares	Value
CONSUMER FINANCE — 0.3%
Nelnet, Inc. Class A	7,204	$570,485
CONTAINERS & PACKAGING — 1.1%
Greif, Inc. Class A	8,784	523,263
Silgan Holdings, Inc.	21,176	890,239
TriMas Corp.	22,848	572,799
		1,986,301
DIVERSIFIED CONSUMER SERVICES — 1.5%
Adtalem Global Education, Inc. (a)	11,667	425,262
Carriage Services, Inc.	5,307	170,673
Frontdoor, Inc. (a)	9,817	200,169
Graham Holdings Co. Class B	794	427,156
H&R Block, Inc.	15,240	648,310
Perdoceo Education Corp. (a)	21,197	218,329
Strategic Education, Inc.	5,215	320,253
Terminix Global Holdings, Inc. (a)	8,534	326,767
		2,736,919
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Alerus Financial Corp.	21,010	464,321
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Anterix, Inc. (a)	4,600	164,312
ATN International, Inc.	12,352	476,417
Cogent Communications Holdings, Inc.	8,043	419,523
EchoStar Corp. Class A (a)	21,273	350,366
Liberty Latin America, Ltd. Class C (a)	28,350	174,352
		1,584,970
ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	15,123	756,906
Hawaiian Electric Industries, Inc.	23,657	819,952
MGE Energy, Inc.	14,702	964,892
		2,541,750
ELECTRICAL EQUIPMENT — 0.5%
Encore Wire Corp.	2,868	331,369
EnerSys	4,859	282,648
Vertiv Holdings Co.	25,345	246,353
		860,370
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Avnet, Inc.	9,203	332,412
Badger Meter, Inc.	6,054	559,329
Benchmark Electronics, Inc.	14,427	357,501
CTS Corp.	10,218	425,580
ePlus, Inc. (a)	7,259	301,539
Hollysys Automation Technologies, Ltd.	24,906	425,893
Knowles Corp. (a) (b)	20,394	248,195
Methode Electronics, Inc.	10,248	380,713
Novanta, Inc. (a)	2,999	346,834
OSI Systems, Inc. (a)	6,979	502,907
Plexus Corp. (a)	5,817	509,337
Sanmina Corp. (a)	7,299	336,338

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
ScanSource, Inc. (a)	8,437	$222,821
TTM Technologies, Inc. (a)	20,765	273,683
Vishay Intertechnology, Inc.	18,165	323,155
		5,546,237
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	15,301	98,232
Cactus, Inc. Class A	1,942	74,631
Dril-Quip, Inc. (a)	5,667	110,620
Expro Group Holdings NV (a) (b)	6,607	84,173
Helmerich & Payne, Inc.	2,995	110,725
National Energy Services Reunited Corp. (a)	17,776	105,590
Solaris Oilfield Infrastructure, Inc. Class A	10,485	98,140
TechnipFMC PLC (a)	17,987	152,170
Tidewater, Inc. (a) (b)	5,202	112,883
		947,164
ENTERTAINMENT — 0.4%
Madison Square Garden Sports Corp. (a)	2,761	377,318
Manchester United PLC Class A	26,868	356,539
		733,857
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.6%
Agree Realty Corp. REIT	16,964	1,146,427
Apple Hospitality REIT, Inc.	27,167	381,968
Armada Hoffler Properties, Inc. REIT	36,318	376,981
Brandywine Realty Trust REIT	41,031	276,959
Centerspace REIT	5,532	372,414
Community Healthcare Trust, Inc. REIT	18,360	601,290
Corporate Office Properties Trust REIT	24,062	558,960
Easterly Government Properties, Inc. REIT	54,477	859,102
Equity Commonwealth REIT	139,774	3,404,895
Four Corners Property Trust, Inc. REIT	21,658	523,907
Getty Realty Corp. REIT	31,295	841,523
Gladstone Commercial Corp. REIT	29,220	452,910
Gladstone Land Corp. REIT (b)	15,775	285,528
Global Medical REIT, Inc.	32,877	280,112
Global Net Lease, Inc. REIT	34,286	365,146
Hudson Pacific Properties, Inc. REIT	21,817	238,896
Industrial Logistics Properties Trust REIT	26,472	145,596
JBG SMITH Properties REIT	21,883	406,586
LTC Properties, Inc. REIT	17,132	641,593
LXP Industrial Trust REIT	55,676	509,992
National Health Investors, Inc. REIT	9,672	546,758
Physicians Realty Trust REIT	44,893	675,191
Piedmont Office Realty Trust, Inc. Class A REIT	32,945	347,899
Security Description	Shares	Value
PotlatchDeltic Corp. REIT	9,444	$387,582
Universal Health Realty Income Trust REIT	8,447	364,995
Washington Real Estate Investment Trust	25,957	455,805
		15,449,015
FOOD & STAPLES RETAILING — 0.5%
PriceSmart, Inc.	5,943	342,257
Weis Markets, Inc. (b)	7,332	522,332
		864,589
FOOD PRODUCTS — 2.4%
Calavo Growers, Inc.	10,171	322,929
Cal-Maine Foods, Inc.	14,398	800,385
Fresh Del Monte Produce, Inc.	12,454	289,431
Hostess Brands, Inc. (a)	21,886	508,631
J & J Snack Foods Corp.	5,200	673,244
John B Sanfilippo & Son, Inc.	5,280	399,854
Lancaster Colony Corp.	5,282	793,779
Nomad Foods, Ltd. (a)	33,379	473,982
		4,262,235
GAS UTILITIES — 1.6%
Chesapeake Utilities Corp.	7,072	816,038
Southwest Gas Holdings, Inc.	14,948	1,042,623
Spire, Inc.	14,929	930,525
		2,789,186
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
AngioDynamics, Inc. (a)	11,219	229,541
Artivion, Inc. (a)	10,882	150,607
AtriCure, Inc. (a)	3,903	152,607
Avanos Medical, Inc. (a)	7,889	171,822
Cardiovascular Systems, Inc. (a)	10,858	150,492
CONMED Corp.	2,325	186,395
Haemonetics Corp. (a)	4,517	334,394
Heska Corp. (a)	1,069	77,952
iRadimed Corp.	3,500	105,210
LeMaitre Vascular, Inc.	5,999	304,029
LivaNova PLC (a)	3,817	193,789
Merit Medical Systems, Inc. (a)	3,497	197,615
Mesa Laboratories, Inc.	1,447	203,781
Neogen Corp. (a)	13,434	187,673
Nevro Corp. (a)	2,327	108,438
NuVasive, Inc. (a)	5,898	258,391
Orthofix Medical, Inc. (a)	10,461	199,910
OrthoPediatrics Corp. (a)	4,023	185,621
SeaSpine Holdings Corp. (a)	14,341	81,457
Surmodics, Inc. (a)	4,754	144,522
UFP Technologies, Inc. (a)	8,133	698,137
Varex Imaging Corp. (a)	9,366	197,997
		4,520,380
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Addus HomeCare Corp. (a)	3,675	350,007
Amedisys, Inc. (a)	1,400	135,506
Brookdale Senior Living, Inc. (a)	20,788	88,765

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Ensign Group, Inc.	3,758	$298,761
Hanger, Inc. (a)	15,688	293,679
LHC Group, Inc. (a)	2,200	360,052
National HealthCare Corp.	15,534	983,923
National Research Corp. (b)	7,460	296,908
Patterson Cos., Inc.	8,730	209,695
Premier, Inc. Class A	17,271	586,178
Select Medical Holdings Corp.	10,119	223,630
US Physical Therapy, Inc.	3,232	245,697
		4,072,801
HEALTH CARE TECHNOLOGY — 0.5%
Computer Programs & Systems, Inc. (a)	12,464	347,496
HealthStream, Inc. (a)	26,902	571,937
		919,433
HOTELS, RESTAURANTS & LEISURE — 1.1%
Accel Entertainment, Inc. (a)	19,278	150,561
Cheesecake Factory, Inc. (b)	6,213	181,917
Cracker Barrel Old Country Store, Inc. (b)	2,954	273,481
MakeMyTrip, Ltd. (a) (b)	9,116	279,861
Monarch Casino & Resort, Inc. (a)	2,596	145,739
Papa John's International, Inc. (b)	2,918	204,289
Travel + Leisure Co.	4,171	142,315
Wendy's Co.	22,166	414,283
Wingstop, Inc.	1,928	241,810
		2,034,256
HOUSEHOLD DURABLES — 1.1%
Cavco Industries, Inc. (a)	949	195,266
Ethan Allen Interiors, Inc. (b)	11,787	249,177
Green Brick Partners, Inc. (a)	10,474	223,934
Helen of Troy, Ltd. (a)	2,326	224,320
La-Z-Boy, Inc.	11,292	254,861
Leggett & Platt, Inc.	8,622	286,423
MDC Holdings, Inc.	6,651	182,370
Taylor Morrison Home Corp. (a)	6,856	159,882
Tri Pointe Homes, Inc. (a)	10,594	160,075
		1,936,308
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	7,392	266,407
Energizer Holdings, Inc.	10,885	273,649
WD-40 Co. (b)	3,093	543,564
		1,083,620
INSURANCE — 5.4%
AMERISAFE, Inc.	20,751	969,694
Axis Capital Holdings, Ltd.	9,865	484,865
CNO Financial Group, Inc.	20,976	376,939
Employers Holdings, Inc.	16,284	561,635
Enstar Group, Ltd. (a)	3,171	537,770
Hanover Insurance Group, Inc.	6,085	779,732
Horace Mann Educators Corp.	18,843	664,969
James River Group Holdings, Ltd.	21,316	486,218
RLI Corp.	7,522	770,102
Security Description	Shares	Value
Safety Insurance Group, Inc.	12,586	$1,026,514
Selective Insurance Group, Inc.	9,078	738,949
SiriusPoint, Ltd. (a)	66,383	328,596
United Fire Group, Inc.	17,998	517,083
White Mountains Insurance Group, Ltd.	1,145	1,491,958
		9,735,024
INTERACTIVE MEDIA & SERVICES — 0.2%
Ziff Davis, Inc. (a)	4,716	322,952
IT SERVICES — 2.3%
Cass Information Systems, Inc.	17,501	607,110
CSG Systems International, Inc.	10,388	549,317
EVERTEC, Inc.	10,983	344,317
ExlService Holdings, Inc. (a)	4,493	662,089
Hackett Group, Inc.	20,810	368,753
MAXIMUS, Inc.	14,822	857,749
Paya Holdings, Inc. (a)	79,295	484,492
Tucows, Inc. Class A (a) (b)	5,399	201,977
		4,075,804
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Clarus Corp. (b)	16,280	219,291
Johnson Outdoors, Inc. Class A	2,986	153,212
Sturm Ruger & Co., Inc.	3,866	196,354
		568,857
LIFE SCIENCES TOOLS & SERVICES — 0.1%
NeoGenomics, Inc. (a)	10,051	86,539
MACHINERY — 4.9%
Alamo Group, Inc.	4,088	499,840
Albany International Corp. Class A	4,181	329,588
Allison Transmission Holdings, Inc.	15,082	509,168
Barnes Group, Inc.	9,375	270,750
Columbus McKinnon Corp.	8,033	210,143
Douglas Dynamics, Inc.	13,753	385,359
Enerpac Tool Group Corp.	18,913	337,219
ESCO Technologies, Inc.	6,974	512,171
Federal Signal Corp.	15,569	581,035
Franklin Electric Co., Inc.	8,705	711,286
Gorman-Rupp Co.	16,418	390,584
Hillenbrand, Inc.	7,758	284,874
Kadant, Inc.	1,982	330,617
Lindsay Corp.	5,777	827,729
Mueller Industries, Inc.	6,146	365,318
Mueller Water Products, Inc. Class A	37,305	383,122
SPX Technologies, Inc. (a)	7,611	420,279
Standex International Corp.	4,055	331,091
Tennant Co.	5,973	337,833
Trinity Industries, Inc.	11,799	251,909
Watts Water Technologies, Inc. Class A	4,402	553,463
		8,823,378
MARINE — 0.1%
Matson, Inc.	3,100	190,712

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MEDIA — 0.9%
John Wiley & Sons, Inc. Class A	9,184	$344,951
Scholastic Corp.	11,626	357,616
Sinclair Broadcast Group, Inc. Class A	7,202	130,284
TechTarget, Inc. (a)	2,984	176,653
TEGNA, Inc.	18,496	382,497
Thryv Holdings, Inc. (a)	6,300	143,829
		1,535,830
METALS & MINING — 0.3%
SunCoke Energy, Inc.	18,976	110,251
Warrior Met Coal, Inc.	4,201	119,476
Worthington Industries, Inc.	5,669	216,216
		445,943
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
Broadmark Realty Capital, Inc. REIT (b)	82,822	423,220
KKR Real Estate Finance Trust, Inc. REIT (b)	64,188	1,043,055
		1,466,275
MULTI-UTILITIES — 0.6%
Black Hills Corp.	14,439	977,953
OIL, GAS & CONSUMABLE FUELS — 1.3%
Arch Resources, Inc.	1,131	134,137
Brigham Minerals, Inc. Class A	4,500	111,015
CNX Resources Corp. (a)	5,600	86,968
CVR Energy, Inc.	6,012	174,228
Delek US Holdings, Inc.	5,884	159,692
Geopark, Ltd.	7,069	82,919
Par Pacific Holdings, Inc. (a)	7,772	127,538
Permian Basin Royalty Trust (b)	15,534	253,670
Sabine Royalty Trust (b)	9,601	682,439
SFL Corp., Ltd.	41,578	378,776
Sitio Royalties Corp. (b)	5,451	120,522
		2,311,904
PERSONAL PRODUCTS — 0.3%
Herbalife Nutrition, Ltd. (a)	8,751	174,057
Inter Parfums, Inc.	3,975	299,954
		474,011
PHARMACEUTICALS — 1.3%
Amphastar Pharmaceuticals, Inc. (a)	11,162	313,652
ANI Pharmaceuticals, Inc. (a)	5,863	188,437
Innoviva, Inc. (a)	17,533	203,558
Pacira BioSciences, Inc. (a)	3,264	173,612
Perrigo Co. PLC	8,607	306,926
Phibro Animal Health Corp. Class A	16,503	219,325
Prestige Consumer Healthcare, Inc. (a)	8,890	442,989
SIGA Technologies, Inc.	24,507	252,422
Supernus Pharmaceuticals, Inc. (a)	6,990	236,611
		2,337,532
Security Description	Shares	Value
PROFESSIONAL SERVICES — 2.4%
CBIZ, Inc. (a)	15,163	$648,673
Exponent, Inc.	6,306	552,847
Forrester Research, Inc. (a)	9,645	347,317
FTI Consulting, Inc. (a)	3,245	537,729
ICF International, Inc.	8,335	908,682
Resources Connection, Inc.	32,548	588,142
Science Applications International Corp.	7,172	634,220
		4,217,610
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Kennedy-Wilson Holdings, Inc.	24,196	374,070
Tejon Ranch Co. (a)	34,627	498,629
		872,699
ROAD & RAIL — 1.3%
Heartland Express, Inc.	59,486	851,245
Marten Transport, Ltd.	27,828	533,185
Schneider National, Inc. Class B	19,038	386,471
Werner Enterprises, Inc.	16,939	636,906
		2,407,807
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
CEVA, Inc. (a)	7,250	190,167
Cirrus Logic, Inc. (a)	3,942	271,210
Diodes, Inc. (a)	3,382	219,526
Nova, Ltd. (a) (b)	3,208	273,642
Rambus, Inc. (a)	12,757	324,283
		1,278,828
SOFTWARE — 2.4%
ACI Worldwide, Inc. (a)	15,337	320,543
Altair Engineering, Inc. Class A (a)	4,202	185,812
American Software, Inc. Class A	13,961	213,883
Blackbaud, Inc. (a)	7,639	336,574
Box, Inc. Class A (a)	10,731	261,729
CommVault Systems, Inc. (a)	6,692	354,944
Envestnet, Inc. (a)	5,044	223,954
InterDigital, Inc.	8,067	326,068
Model N, Inc. (a) (b)	10,932	374,202
Progress Software Corp.	9,425	401,034
Q2 Holdings, Inc. (a)	4,800	154,560
Qualys, Inc. (a)	2,348	327,288
Sapiens International Corp. NV	10,422	199,894
SPS Commerce, Inc. (a)	2,754	342,129
Verint Systems, Inc. (a)	8,277	277,942
		4,300,556
SPECIALTY RETAIL — 1.2%
America's Car-Mart, Inc. (a)	2,539	154,930
Arko Corp.	91,831	862,293
Asbury Automotive Group, Inc. (a)	1,337	202,021
Monro, Inc.	7,121	309,478
Murphy USA, Inc.	2,021	555,593
		2,084,315

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter's, Inc.	4,138	$271,163
Oxford Industries, Inc.	3,152	282,986
Steven Madden, Ltd.	8,568	228,509
Wolverine World Wide, Inc.	11,435	175,985
		958,643
THRIFTS & MORTGAGE FINANCE — 3.0%
Bridgewater Bancshares, Inc. (a)	30,378	500,326
Capitol Federal Financial, Inc.	88,865	737,579
Kearny Financial Corp.	55,664	591,152
Northfield Bancorp, Inc.	47,147	674,673
Northwest Bancshares, Inc.	64,319	868,950
Provident Financial Services, Inc.	21,275	414,862
Southern Missouri Bancorp, Inc.	9,962	508,361
TrustCo Bank Corp.	17,554	551,547
Waterstone Financial, Inc.	29,482	476,429
		5,323,879
TOBACCO — 0.4%
Universal Corp.	6,922	318,689
Vector Group, Ltd.	35,760	315,045
		633,734
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Applied Industrial Technologies, Inc.	3,838	394,470
GATX Corp.	5,910	503,236
McGrath RentCorp	6,665	558,927
MSC Industrial Direct Co., Inc. Class A	6,375	464,164
Rush Enterprises, Inc. Class A	7,780	341,231
Transcat, Inc. (a)	6,250	473,062
		2,735,090
WATER UTILITIES — 0.5%
American States Water Co.	12,079	941,558
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	17,140	291,723
Security Description	Shares	Value
Telephone & Data Systems, Inc.	17,766	$246,947
		538,670
TOTAL COMMON STOCKS (Cost $198,745,046)		178,434,900
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (d) (e)	344,904	344,973
State Street Navigator Securities Lending Portfolio II (f) (g)	3,769,008	3,769,008
TOTAL SHORT-TERM INVESTMENTS (Cost $4,113,954)		4,113,981
TOTAL INVESTMENTS — 102.1% (Cost $202,859,000)		182,548,881
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(3,711,236)
NET ASSETS — 100.0%		$178,837,645
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$178,240,748	$194,152	$—	$178,434,900
Short-Term Investments	4,113,981	—	—	4,113,981
TOTAL INVESTMENTS	$182,354,729	$194,152	$—	$182,548,881
See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income	Capital Gains Distributions
State Street Institutional Liquid Reserves Fund, Premier Class	291,524	$291,495	$2,092,089	$2,038,703	$67	$25	344,904	$344,973	$2,031	$67
State Street Navigator Securities Lending Portfolio II	2,176,489	2,176,489	8,072,937	6,480,418	—	—	3,769,008	3,769,008	9,173	—
Total		$2,467,984	$10,165,026	$8,519,121	$67	$25		$4,113,981	$11,204	$67
See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.1%
BANKS — 43.6%
Bank of America Corp.:
3 Month USD LIBOR + 0.50%, 4.00%, 2/21/2166 (a) (b)	$93,132	$1,830,975
3 Month USD LIBOR + 0.65%, 3.69%, 2/28/2166 (a) (b)	66,042	1,242,250
3 Month USD LIBOR + 0.35%, 4.10%, 2/15/2166 (b)	70,090	1,357,643
6.00%, 5/16/2023	300,164	7,173,920
5.88%, 7/24/2023 (a)	189,879	4,437,472
3 Month USD LIBOR + 1.33%, 6.45%, 12/15/2066 (a) (b)	233,461	5,836,525
5.38%, 12/26/2167 (a)	310,725	6,748,947
5.00%, 12/17/2167 (a)	291,270	5,962,297
4.38%, 11/3/2025 (a)	244,571	4,470,758
4.13%, 2/2/2026 (a)	203,445	3,503,323
4.25%, 12/31/2049 (a)	289,044	5,014,913
4.75%, 2/17/2027 (a)	155,640	3,050,544
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 9.18%, 10/30/2040 (b)	1,358,004	37,888,311
Fifth Third Bancorp:
3 Month USD LIBOR + 3.71%, 6.63%, 12/31/2023 (b)	272,086	6,930,030
4.95%, 12/31/2168	151,164	3,192,584
First Republic Bank:
5.50%, 6/30/2023 (a)	181,395	4,175,713
4.70%, 1/30/2168 (a)	238,832	4,607,069
4.13%, 10/30/2025 (a)	302,318	5,199,870
4.25%, 3/30/2026	451,965	8,058,536
4.00%, 12/31/2049 (a)	453,479	7,509,612
4.50%, 12/31/2049 (a)	447,426	8,290,804
Huntington Bancshares, Inc. 4.50%, 4/26/2026	302,318	5,441,724
JPMorgan Chase & Co.:
5.75%, 12/1/2023 (a)	421,485	10,414,894
6.00%, 3/1/2024 (a)	459,695	11,483,181
4.75%, 3/2/2168 (a)	225,499	4,749,009
4.55%, 6/1/2026 (a)	375,847	7,141,093
4.63%, 6/1/2026 (a)	459,695	8,954,858
4.20%, 12/31/2049 (a)	496,959	8,965,140
KeyCorp:
3 Month USD LIBOR + 3.89%, 6.13%, 12/15/2026 (a) (b)	302,318	7,576,089
5.65%, 12/15/2023	256,976	6,105,750
5.63%, 9/15/2167	272,086	6,257,978
5 Year CMT + 3.13%, 6.20%, (b)	362,777	8,797,342
Security Description	Shares	Value
Morgan Stanley:
3 Month USD LIBOR + 0.70%, 4.00%, 12/31/2049 (b)	$323,570	$6,464,929
3 Month USD LIBOR + 3.94%, 6.88%, 1/15/2024 (b)	250,043	6,271,078
3 Month USD LIBOR + 3.71%, 6.38%, 10/15/2024 (b)	294,164	7,271,734
3 Month USD LIBOR + 4.32%, 7.13%, 10/15/2023 (a) (b)	253,707	6,479,677
3 Month USD LIBOR + 3.49%, 5.85%, 4/15/2027 (a) (b)	294,164	7,127,594
4.88%, 1/15/2025 (a)	147,083	3,040,206
4.25%, 12/31/2049 (a)	382,408	6,871,872
COR, 6.50%,	294,164	7,395,283
Northern Trust Corp. 4.70%, 4/1/2168 (a)	241,856	5,107,999
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.85%, 5/1/2022 (b)	906,952	23,018,442
Regions Financial Corp.:
3 Month USD LIBOR + 3.54%, 6.38%, 9/15/2024 (a) (b)	302,318	7,739,341
3 Month USD LIBOR + 3.15%, 5.70%, 5/15/2029 (b)	302,318	6,784,016
4.45%, 6/15/2026 (a)	241,856	4,440,476
State Street Corp.:
3 Month USD LIBOR + 3.11%, 5.90%, 3/15/2024 (a) (b) (c)	453,479	11,323,371
3 Month USD LIBOR + 3.71%, 5.35%, 3/15/2026 (b) (c)	302,318	7,391,675
SVB Financial Group 5.25%, 2/15/2168	231,878	4,848,569
Truist Financial Corp.:
5.25%, 6/1/2025 (a)	347,667	7,902,471
4.75%, 9/1/2025	559,283	11,096,175
US Bancorp:
3 Month USD LIBOR + 0.60%, 3.50%, 12/31/2049 (a) (b)	604,625	12,116,685
5.50%, 10/15/2023 (a)	347,667	8,232,754
3.75%, 1/15/2026 (a)	302,318	4,858,250
4.00%, 4/15/2026	453,479	7,713,678
4.50%, 4/15/2027 (a)	272,086	5,267,585
Wells Fargo & Co.:
3 Month USD LIBOR + 3.69%, 6.63%, 3/15/2024 (b)	246,804	6,256,481

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
3 Month USD LIBOR + 3.09%, 5.85%, 9/15/2023 (b)	$506,826	$11,378,244
5.63%, 6/15/2022 (a)	202,727	4,585,685
4.75%, 3/15/2025	591,300	11,104,614
4.70%, 12/15/2025 (a)	343,756	6,369,799
4.38%, 3/15/2026	308,502	5,349,425
4.25%, 12/31/2049	367,263	6,313,251
		452,490,513
DIVERSIFIED FINANCIAL SERVICES — 8.9%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059 (a)	181,395	4,161,201
4.75%, 9/30/2060 (a)	166,274	3,096,022
Apollo Asset Management, Inc.:
6.38%, 3/15/2022	166,274	4,027,156
6.38%, 3/15/2023	181,395	4,299,062
Brookfield Finance, Inc. 4.63%, 10/16/2080 (a)	241,856	4,380,012
Capital One Financial Corp.:
5.00%, 1/12/2167	906,951	17,803,448
4.80%, 6/1/2025	755,788	13,898,941
4.38%, 9/1/2026 (a)	408,128	7,048,371
4.25%, 12/31/2049 (a)	256,976	4,419,987
Carlyle Finance LLC 4.63%, 5/15/2061	302,318	5,199,870
Charles Schwab Corp.:
5.95%, 12/31/2049	453,479	11,141,979
4.45%, 12/31/2049 (a)	362,777	6,918,157
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061	302,318	5,532,420
		91,926,626
ELECTRIC — 12.3%
Alabama Power Co. 5.00%, 10/1/2022	151,164	3,779,100
BIP Bermuda Holdings I, Ltd. 5.13%, 6/21/2027	181,395	3,531,761
Brookfield BRP Holdings Canada, Inc. 4.88%, 12/31/2049 (a)	157,199	2,772,990
Brookfield BRP Holdings, Inc. 4.63%, 4/30/2026	211,625	3,587,044
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	151,164	2,516,881
CMS Energy Corp.:
5.88%, 10/15/2078	169,296	3,902,273
5.88%, 3/1/2079	380,912	8,833,349
DTE Energy Co.:
5.25%, 12/1/2077	241,856	5,514,317
4.38%, 12/1/2081	169,296	3,082,880
Duke Energy Corp.:
5.63%, 9/15/2078	302,318	7,409,814
Security Description	Shares	Value
5.75%, 9/16/2167	$604,625	$14,504,954
Entergy Arkansas LLC 4.88%, 9/1/2066 (a)	247,898	5,803,292
Entergy Louisiana LLC 4.88%, 9/1/2066	163,252	3,749,898
Entergy Mississippi LLC 4.90%, 10/1/2066	157,199	3,665,881
Georgia Power Co. 5.00%, 10/1/2077 (a)	163,252	3,532,773
National Rural Utilities Cooperative Finance Corp. 5.50%, 5/15/2064 (a)	151,164	3,348,282
NextEra Energy Capital Holdings, Inc. 5.65%, 3/1/2079	415,689	10,159,439
Sempra Energy 5.75%, 7/1/2079	458,009	10,827,333
Southern Co.:
5.25%, 12/1/2077 (a)	272,086	6,105,610
4.95%, 1/30/2080 (a)	604,625	12,479,460
4.20%, 10/15/2060	453,479	8,616,101
		127,723,432
GAS — 1.1%
NiSource, Inc. 5 Year CMT + 3.63% 6.50%, 12/16/2167 (b)	302,318	7,461,208
Spire, Inc. 5.90%, 8/15/2167	151,164	3,646,076
		11,107,284
INSURANCE — 21.4%
AEGON Funding Co. LLC 5.10%, 12/15/2049	559,282	11,672,215
Allstate Corp.:
3 Month USD LIBOR + 3.17%, 5.10%, 1/15/2053 (a) (b)	302,318	7,285,864
5.63%, 4/15/2023 (a)	347,667	8,135,408
5.10%, 10/15/2168 (a)	695,327	14,594,914
4.75%, 1/15/2169	181,395	3,549,900
Arch Capital Group, Ltd.:
5.45%, 8/17/2022 (a)	199,537	4,345,916
4.55%, 8/15/2025	302,318	5,671,486
Assurant, Inc. 5.25%, 1/15/2061	151,164	3,216,770
Athene Holding, Ltd.:
3 month USD LIBOR + 4.25%, 6.35%, 9/30/2167 (b)	521,492	12,713,975
5.63%, 12/30/2168	208,601	4,647,630
5 Year CMT + 5.97%, 6.38%, 6/30/2025 (b)	362,777	9,149,236
4.88%, 12/30/2025 (a)	347,667	6,431,839
Axis Capital Holdings, Ltd. 5.50%, 11/7/2021	332,548	7,010,112
Brighthouse Financial, Inc.:
6.25%, 9/15/2058 (a)	226,735	4,960,962

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
6.60%, 6/25/2168	$256,976	$6,231,668
6.75%, 6/30/2025	243,362	5,972,103
5.38%, 12/25/2025	347,667	6,779,506
4.63%, 12/31/2049	211,625	3,576,463
Equitable Holdings, Inc.:
5.25%, 12/15/2024	483,711	10,075,700
4.30%, 3/15/2026 (a)	181,395	3,038,366
Globe Life, Inc. 4.25%, 6/15/2061 (a)	196,503	3,383,782
Hartford Financial Services Group, Inc. 6.00%, 11/15/2023	208,601	5,267,175
MetLife, Inc.:
3 Month USD LIBOR + 1.00%, 4.29%, 12/31/2049 (b)	362,777	8,064,533
5.63%, 6/15/2023 (a)	486,724	11,778,721
4.75%, 3/15/2025	604,625	12,564,107
Prudential Financial, Inc.:
5.63%, 8/15/2058 (a)	341,614	8,366,127
4.13%, 9/1/2060 (a)	302,318	6,034,267
5.95%, 9/1/2062 (a)	181,395	4,380,689
Reinsurance Group of America, Inc.:
3 Month USD LIBOR + 4.37%, 7.66%, 9/15/2042 (b)	502	12,660
3 Month USD LIBOR + 4.04%, 5.75%, 6/15/2056 (b)	241,856	5,985,936
RenaissanceRe Holdings, Ltd.:
5.75%, 6/30/2023 (a)	151,164	3,435,958
4.20%, 12/31/2049 (a)	302,318	5,332,890
Voya Financial, Inc. 5 Year CMT + 3.21% 5.35%, 9/15/2167 (a) (b)	181,395	4,346,224
WR Berkley Corp. 5.10%, 12/30/2059	181,395	3,858,272
		221,871,374
PIPELINES — 0.8%
Enbridge, Inc. 3 Month USD LIBOR + 3.59% 6.38%, 4/15/2078 (b)	362,777	8,586,932
REAL ESTATE INVESTMENT TRUSTS — 5.2%
Digital Realty Trust, Inc. 5.20%, 12/31/2168	208,601	4,391,051
Hudson Pacific Properties, Inc. 4.75%, 12/31/2049	256,976	4,288,930
Kimco Realty Corp. 5.25%, 12/20/2022 (a)	159,922	3,433,525
PS Business Parks, Inc. 4.88%, 12/30/2168 (a)	656	8,954
Security Description	Shares	Value
Public Storage:
5.15%, 6/2/2022 (a)	$169,296	$3,694,039
5.05%, 8/9/2022	181,395	3,918,132
5.60%, 3/11/2024 (a)	172,318	4,127,016
4.88%, 12/31/2167 (a)	191,214	4,080,507
4.70%, 3/31/2168 (a)	156,455	3,194,811
4.63%, 6/17/2025	341,613	6,883,502
3.88%, 10/6/2025 (a)	170,812	2,767,154
4.00%, 6/12/2026	365,047	6,231,352
4.00%, 12/31/2049 (a)	263,011	4,460,667
4.10%, 1/13/2027 (a)	151,164	2,634,789
		54,114,429
SAVINGS & LOANS — 0.3%
Washington Federal, Inc. 4.88%, 4/15/2026 (a)	181,395	3,571,667
SOVEREIGN — 0.3%
Tennessee Valley Authority 30 Year CMT + 0.94% 2.13%, 6/1/2028 (b)	154,781	3,349,461
TELECOMMUNICATIONS — 5.2%
AT&T, Inc.:
5.35%, 11/1/2066 (a)	799,632	19,255,138
5.63%, 8/1/2067	498,821	12,251,044
Qwest Corp.:
6.50%, 9/1/2056	591,029	13,392,717
6.75%, 6/15/2057	399,053	9,178,219
		54,077,118
TOTAL PREFERRED STOCKS (Cost $1,238,711,139)		1,028,818,836
SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (d) (e)	8,840,129	8,841,897
State Street Navigator Securities Lending Portfolio II (c) (f)	52,729,018	52,729,018
TOTAL SHORT-TERM INVESTMENTS (Cost $61,570,088)		61,570,915
TOTAL INVESTMENTS — 105.0% (Cost $1,300,281,227)		1,090,389,751
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(52,037,220)
NET ASSETS — 100.0%		$1,038,352,531

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
(f)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$1,028,818,836	$—	$—	$1,028,818,836
Short-Term Investments	61,570,915	—	—	61,570,915
TOTAL INVESTMENTS	$1,090,389,751	$—	$—	$1,090,389,751

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
Apollo Asset Management, Inc.	343,313	$8,432,063	$264,350	$216,067	$(6,109)	$—	—	$—*	$71,488
Athene Holding, Ltd.	1,419,594	32,483,230	778,862	620,337	(16,007)	—	—	—*	200,502
Bank of America Corp.	2,182,321	46,338,380	468,766	396,220	2,839	—	—	—*	103,409
Brighthouse Financial, Inc.	1,042,817	22,004,930	419,024	336,042	(35,713)	—	—	—*	113,144
Capital One Financial Corp.	2,297,375	44,183,755	1,104,423	916,066	(60,164)	—	—	—*	279,812
First Republic Bank	2,048,094	37,694,257	259,011	213,329	(5,001)	—	—	—*	60,405
Morgan Stanley	2,252,737	50,940,909	594,921	1,561,216	(304,947)	—	—	—*	85,392
Public Storage	2,134,550	44,988,797	167,144	141,683	(11,161)	—	—	—*	37,524
State Street Corp.	745,589	18,551,746	1,136,005	896,055	(21,673)	(54,977)	755,797	18,715,046	265,087
State Street Institutional Liquid Reserves Fund, Premier Class	7,520,438	7,519,686	20,013,353	18,691,819	(337)	1,014	8,840,129	8,841,897	24,400
State Street Navigator Securities Lending Portfolio II	91,699,346	91,699,346	58,400,330	97,370,658	—	—	52,729,018	52,729,018	438,979
US Bancorp	1,953,967	38,833,368	720,594	562,427	(30,898)	—	—	—*	130,978
Wells Fargo & Co.	2,511,120	52,223,132	495,478	359,467	(19,139)	—	—	—*	99,221
Total		$495,893,599	$84,822,261	$122,281,386	$(508,310)	$(53,963)		$80,285,961	$1,910,341
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended September 30, 2022.
*	As of September 30, 2022, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-10 YEAR TIPS ETF (Formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
0.63%, 7/15/2032	$38,323,922	$34,846,340
1.75%, 1/15/2028	24,437,047	24,227,456
2.00%, 1/15/2026	37,063,337	36,969,280
2.38%, 1/15/2025	51,616,005	51,800,459
2.38%, 1/15/2027	25,410,739	25,820,254
2.50%, 1/15/2029	26,629,641	27,588,584
3.38%, 4/15/2032	13,367,549	15,260,441
3.63%, 4/15/2028	40,711,612	44,284,042
3.88%, 4/15/2029	46,350,626	51,944,916
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2023	1,002	992
0.13%, 7/15/2024	59,532,359	57,527,950
0.13%, 10/15/2024	47,267,110	45,485,091
0.13%, 4/15/2025	45,993,095	43,632,628
0.13%, 10/15/2025	37,993,908	35,912,641
0.13%, 4/15/2026	46,975,005	43,889,844
0.13%, 7/15/2026	53,332,472	49,908,370
0.13%, 10/15/2026	41,450,930	38,638,547
0.13%, 4/15/2027 (a)	30,349,852	27,992,845
0.13%, 1/15/2030	52,018,155	46,033,892
0.13%, 7/15/2030	56,903,389	50,148,411
0.13%, 1/15/2031	54,495,966	47,652,983
0.13%, 7/15/2031	52,348,082	45,687,429
0.13%, 1/15/2032 (a)	50,303,529	43,578,538
0.25%, 1/15/2025	55,967,323	53,558,734
0.25%, 7/15/2029	55,042,267	49,663,907
0.38%, 7/15/2025	55,088,282	52,653,912
0.38%, 1/15/2027	48,861,492	45,664,598
0.38%, 7/15/2027	47,699,540	44,527,693
0.50%, 4/15/2024	34,529,075	33,567,360
0.50%, 1/15/2028	45,487,290	42,267,094
0.63%, 4/15/2023	49,710	49,001
0.63%, 1/15/2024	58,450,939	57,102,916
Security Description	Principal Amount	Value
0.63%, 1/15/2026	$62,976,056	$60,142,375
0.75%, 7/15/2028	50,898,628	47,872,704
0.88%, 1/15/2029	47,007,619	44,231,689
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,599,423,958)		1,420,133,916
	Shares
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (b) (c)	1,866,174	1,866,174
State Street Navigator Securities Lending Portfolio II (d) (e)	28,079,463	28,079,463
TOTAL SHORT-TERM INVESTMENTS (Cost $29,945,637)		29,945,637
TOTAL INVESTMENTS — 101.8% (Cost $1,629,369,595)		1,450,079,553
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(25,802,131)
NET ASSETS — 100.0%		$1,424,277,422
(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,420,133,916	$—	$1,420,133,916
Short-Term Investments	29,945,637	—	—	29,945,637
TOTAL INVESTMENTS	$29,945,637	$1,420,133,916	$—	$1,450,079,553
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-10 YEAR TIPS ETF (Formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,813,733	$1,813,733	$43,062,932	$43,010,491	$—	$—	1,866,174	$1,866,174	$20,058
State Street Navigator Securities Lending Portfolio II	—	—	173,255,321	145,175,858	—	—	28,079,463	28,079,463	6,359
Total		$1,813,733	$216,318,253	$188,186,349	$—	$—		$29,945,637	$26,417
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF (Formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF)
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 97.6% (a)
U.S. Treasury Bills:
1.47%, 11/25/2022	$1,761,824,000	$1,754,525,697
1.76%, 10/4/2022	1,468,189,000	1,468,090,455
1.89%, 10/6/2022	2,330,650,000	2,330,173,662
2.14%, 10/13/2022	1,816,442,000	1,815,128,858
2.20%, 10/11/2022	1,515,798,000	1,514,972,739
2.26%, 10/20/2022	1,871,994,000	1,869,736,487
2.33%, 10/27/2022	1,816,635,000	1,813,517,963
2.37%, 10/18/2022	1,468,191,000	1,466,642,367
2.51%, 10/25/2022	1,468,187,000	1,465,912,529
2.57%, 11/3/2022	2,385,749,000	2,380,278,477
2.57%, 11/10/2022	1,880,333,000	1,874,966,605
2.67%, 11/17/2022	1,899,294,000	1,892,527,765
2.89%, 12/1/2022	2,385,803,000	2,374,434,482
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,019,116,965)		24,020,908,086

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (b) (c) (Cost $175,854,085)	175,854,085	$175,854,085
TOTAL INVESTMENTS — 98.3% (Cost $24,194,971,050)		24,196,762,171
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		409,766,165
NET ASSETS — 100.0%		$24,606,528,336
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$24,020,908,086	$—	$24,020,908,086
Short-Term Investment	175,854,085	—	—	175,854,085
TOTAL INVESTMENTS	$175,854,085	$24,020,908,086	$—	$24,196,762,171

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	37,781,225	$37,781,225	$1,522,541,292	$1,384,468,432	$—	$—	175,854,085	$175,854,085	$657,457
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF (Formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 96.6% (a)
U.S. Treasury Bills:
Zero Coupon, 4/6/2023	$5,512,200	$5,403,213
1.57%, 3/23/2023	5,512,200	5,416,305
2.64%, 12/8/2022	6,820,400	6,783,497
2.64%, 12/15/2022	6,820,400	6,781,478
2.69%, 12/29/2022	12,337,600	12,242,148
2.82%, 1/26/2023	12,321,600	12,188,097
2.84%, 12/22/2022	6,820,400	6,771,930
2.91%, 1/12/2023	6,811,400	6,749,800
2.99%, 2/9/2023	7,623,200	7,526,190
3.01%, 1/5/2023	6,811,400	6,753,767
3.01%, 5/18/2023	5,511,200	5,389,701
3.13%, 2/23/2023	12,321,600	12,148,564
3.14%, 1/5/2023	6,811,400	6,742,646
3.27%, 6/15/2023	5,512,200	5,370,982
3.35%, 2/2/2023	6,811,400	6,730,603
3.44%, 2/16/2023	7,753,000	7,649,829
3.47%, 7/13/2023	5,512,200	5,351,492
3.54%, 3/2/2023	7,642,100	7,524,654
3.70%, 8/10/2023	6,179,200	5,982,009
TOTAL U.S. TREASURY OBLIGATIONS (Cost $139,693,192)		139,506,905
	Shares
SHORT-TERM INVESTMENT — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (b) (c) (Cost $4,728,633)	4,728,633	4,728,633
TOTAL INVESTMENTS — 99.9% (Cost $144,421,825)		144,235,538
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		162,238
NET ASSETS — 100.0%		$144,397,776
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$139,506,905	$—	$139,506,905
Short-Term Investment	4,728,633	—	—	4,728,633
TOTAL INVESTMENTS	$4,728,633	$139,506,905	$—	$144,235,538
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF (Formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	244,794	$244,794	$5,132,571	$648,732	$—	$—	4,728,633	$4,728,633	$3,896
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 73.0%
AIRLINES — 1.9%
American Airlines Group, Inc. 6.50%, 7/1/2025 (a)	$18,990,000	$19,169,835
Copa Holdings SA 4.50%, 4/15/2025	6,700,000	9,651,216
GOL Equity Finance SA 3.75%, 7/15/2024 (b)	8,320,000	4,024,800
Southwest Airlines Co. 1.25%, 5/1/2025 (a)	31,385,000	35,933,942
Spirit Airlines, Inc. 1.00%, 5/15/2026 (a)	9,280,000	7,845,683
		76,625,476
AUTO MANUFACTURERS — 2.7%
Fisker, Inc. 2.50%, 9/15/2026 (b)	12,700,000	6,523,609
Ford Motor Co. Zero Coupon, 3/15/2026	43,230,000	39,727,505
Li Auto, Inc. 0.25%, 5/1/2028	16,228,000	16,755,248
Lucid Group, Inc. 1.25%, 12/15/2026 (b)	38,400,000	23,343,744
NIO, Inc.:
Zero Coupon, 2/1/2026	13,605,000	12,036,480
0.50%, 2/1/2027	14,950,000	11,369,774
		109,756,360
AUTO PARTS & EQUIPMENT — 0.2%
Luminar Technologies, Inc. 1.25%, 12/15/2026 (b)	11,800,000	7,498,664
BANKS — 0.2%
JPMorgan Chase Bank NA 0.13%, 1/1/2023 (b)	10,428,000	10,306,722
BIOTECHNOLOGY — 2.8%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (a)	9,165,000	9,085,906
1.25%, 5/15/2027 (a)	11,886,000	11,884,336
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	14,000,000	6,102,460
2.50%, 3/15/2027	10,945,000	6,450,107
Guardant Health, Inc. Zero Coupon, 11/15/2027	20,815,000	15,203,692
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027 (a)	14,405,000	12,225,668
Illumina, Inc. 0.01%, 8/15/2023	14,029,000	13,462,088
Insmed, Inc. 0.75%, 6/1/2028	11,545,000	10,438,181
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	507,000	492,150
Ionis Pharmaceuticals, Inc.:
Zero Coupon, 4/1/2026 (a)	12,270,000	12,338,958
Security Description	Principal Amount	Value
0.13%, 12/15/2024	$9,405,000	$8,549,239
Livongo Health, Inc. 0.88%, 6/1/2025	10,415,000	8,743,809
		114,976,594
CHEMICALS — 0.2%
Amyris, Inc. 1.50%, 11/15/2026 (b)	12,755,000	6,320,230
COMMERCIAL SERVICES — 3.5%
2U, Inc. 2.25%, 5/1/2025	7,406,000	5,034,229
Affirm Holdings, Inc. 0.01%, 11/15/2026 (b)	32,897,000	20,162,242
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	9,683,000	7,969,980
Block, Inc.:
Zero Coupon, 5/1/2026	10,435,000	8,222,571
0.13%, 3/1/2025 (a)	18,744,000	17,092,466
0.25%, 11/1/2027 (a)	11,435,000	8,246,236
0.50%, 5/15/2023	8,986,000	9,279,752
Chegg, Inc.:
Zero Coupon, 9/1/2026	18,340,000	13,926,479
0.13%, 3/15/2025	13,418,000	11,695,934
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (a)	9,916,000	8,940,464
Marathon Digital Holdings, Inc. 1.00%, 12/1/2026 (b)	14,240,000	5,137,080
Repay Holdings Corp. 0.01%, 2/1/2026 (b)	8,605,000	6,150,252
Shift4 Payments, Inc. Zero Coupon, 12/15/2025	13,687,000	12,071,797
Stride, Inc. 1.13%, 9/1/2027	8,065,000	8,176,136
		142,105,618
COMPUTERS — 3.8%
3D Systems Corp. 0.01%, 11/15/2026 (b)	8,067,000	5,599,385
CyberArk Software, Ltd. Zero Coupon, 11/15/2024	10,942,000	12,468,519
Insight Enterprises, Inc. 0.75%, 2/15/2025	6,610,000	8,467,146
KBR, Inc. 2.50%, 11/1/2023	6,643,000	11,539,489
Lumentum Holdings, Inc.:
0.25%, 3/15/2024 (a)	8,061,000	9,964,766
0.50%, 12/15/2026 (a)	19,456,000	18,229,883
0.50%, 6/15/2028 (b)	16,675,000	13,390,692
Parsons Corp. 0.25%, 8/15/2025	7,170,000	7,382,375
Pure Storage, Inc. 0.13%, 4/15/2023	10,458,000	11,825,384
Rapid7, Inc. 0.25%, 3/15/2027 (a)	10,920,000	8,294,504
Western Digital Corp. 1.50%, 2/1/2024	20,363,000	19,375,191

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Zscaler, Inc. 0.13%, 7/1/2025	$21,713,000	$27,875,149
		154,412,483
COSMETICS/PERSONAL CARE — 0.3%
Beauty Health Co. 1.25%, 10/1/2026 (b)	13,257,000	10,741,749
DIVERSIFIED FINANCIAL SERVICES — 0.9%
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (b)	10,940,000	11,147,204
LendingTree, Inc. 0.50%, 7/15/2025	11,464,000	8,167,641
Sofi Technologies, Inc. 0.01%, 10/15/2026 (a) (b)	23,252,000	15,837,867
		35,152,712
ELECTRIC — 0.3%
NRG Energy, Inc. 2.75%, 6/1/2048	10,220,000	10,930,494
ELECTRONICS — 0.4%
Itron, Inc. Zero Coupon, 3/15/2026	8,385,000	6,600,337
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	8,906,000	8,269,132
		14,869,469
ENERGY-ALTERNATE SOURCES — 2.1%
Array Technologies, Inc. 1.00%, 12/1/2028 (b)	8,425,000	7,481,484
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026	10,770,000	12,423,303
0.01%, 3/1/2028	11,335,000	13,506,559
NextEra Energy Partners L.P.:
0.01%, 6/15/2024 (b)	9,105,000	8,557,972
0.01%, 11/15/2025 (b)	10,790,000	10,748,890
SolarEdge Technologies, Inc. 0.01%, 9/15/2025 (a)	12,080,000	13,165,992
Stem, Inc. 0.50%, 12/1/2028 (b)	8,912,000	6,627,409
SunPower Corp. 4.00%, 1/15/2023	7,920,000	8,592,329
Sunrun, Inc. 0.01%, 2/1/2026 (a)	7,600,000	5,406,564
		86,510,502
ENTERTAINMENT — 1.6%
Cinemark Holdings, Inc. 4.50%, 8/15/2025	8,630,000	9,703,141
DraftKings, Inc. Zero Coupon, 3/15/2028	24,075,000	15,772,014
Live Nation Entertainment, Inc.:
2.00%, 2/15/2025	8,069,000	8,058,349
2.50%, 3/15/2023	10,600,000	12,545,100
Security Description	Principal Amount	Value
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026	$10,550,000	$9,694,395
Vail Resorts, Inc. Zero Coupon, 1/1/2026 (a)	10,245,000	9,022,976
		64,795,975
FOOD — 0.1%
Beyond Meat, Inc. Zero Coupon, 3/15/2027	18,770,000	5,747,562
HEALTH CARE PRODUCTS — 2.9%
Envista Holdings Corp. 2.38%, 6/1/2025	10,095,000	16,656,750
Exact Sciences Corp.:
0.38%, 3/15/2027	13,240,000	9,178,762
0.38%, 3/1/2028	26,808,000	17,107,793
1.00%, 1/15/2025	1,470,000	1,317,693
Haemonetics Corp. Zero Coupon, 3/1/2026	10,180,000	8,117,634
Insulet Corp. 0.38%, 9/1/2026	15,019,000	17,716,563
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	10,925,000	9,556,644
Novocure, Ltd. Zero Coupon, 11/1/2025	10,980,000	9,682,713
NuVasive, Inc.:
0.38%, 3/15/2025	8,574,000	7,488,274
1.00%, 6/1/2023	8,673,000	8,382,368
Omnicell, Inc. 0.25%, 9/15/2025	11,045,000	11,726,145
SmileDirectClub, Inc. 0.01%, 2/1/2026 (b)	9,295,000	1,084,262
		118,015,601
HEALTH CARE SERVICES — 0.8%
Invitae Corp. 2.00%, 9/1/2024	5,996,000	4,701,703
Oak Street Health, Inc. Zero Coupon, 3/15/2026	17,830,000	13,765,117
Teladoc Health, Inc. 1.25%, 6/1/2027 (a)	19,356,000	14,086,910
		32,553,730
HOME BUILDERS — 0.2%
LCI Industries 1.13%, 5/15/2026 (a)	8,175,000	7,000,334
INTERNET — 18.5%
Airbnb, Inc. Zero Coupon, 3/15/2026 (a)	37,496,000	31,105,182
Booking Holdings, Inc. 0.75%, 5/1/2025 (a)	16,512,000	19,859,808
Etsy, Inc.:
0.13%, 10/1/2026	12,545,000	16,769,278
0.13%, 9/1/2027	10,965,000	9,686,042

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Expedia Group, Inc. Zero Coupon, 2/15/2026	$18,400,000	$16,048,112
Farfetch, Ltd. 3.75%, 5/1/2027	7,595,000	6,963,552
Fiverr International, Ltd. Zero Coupon, 11/1/2025 (a)	8,095,000	6,340,894
Hello Group, Inc. 1.25%, 7/1/2025	7,072,000	6,614,724
iQIYI, Inc.:
2.00%, 4/1/2025	22,104,000	19,191,577
4.00%, 12/15/2026	18,455,000	12,372,417
JOYY, Inc.:
0.75%, 6/15/2025	8,120,000	7,511,325
1.38%, 6/15/2026	8,245,000	6,954,657
Lyft, Inc. 1.50%, 5/15/2025	14,100,000	12,058,038
Magnite, Inc. 0.25%, 3/15/2026	7,886,000	5,778,545
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (a) (b)	10,605,000	9,437,920
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (b)	11,020,000	9,786,091
MercadoLibre, Inc. 2.00%, 8/15/2028	8,696,000	17,224,428
Okta, Inc.:
0.13%, 9/1/2025	20,355,000	17,044,056
0.38%, 6/15/2026	21,313,000	16,652,060
Opendoor Technologies, Inc. 0.25%, 8/15/2026 (b)	18,700,000	10,470,130
Palo Alto Networks, Inc.:
0.38%, 6/1/2025	38,240,000	64,812,211
0.75%, 7/1/2023	31,400,000	58,171,012
Perficient, Inc. 0.13%, 11/15/2026 (b)	6,781,000	5,093,616
Pinduoduo, Inc. 0.01%, 12/1/2025	37,981,000	34,369,767
Q2 Holdings, Inc. 0.13%, 11/15/2025	6,600,000	5,278,680
Sea, Ltd.:
0.25%, 9/15/2026	53,300,000	36,952,890
2.38%, 12/1/2025 (a)	22,081,000	22,125,824
Shopify, Inc. 0.13%, 11/1/2025 (a)	16,785,000	13,835,708
Snap, Inc.:
0.13%, 3/1/2028 (b)	27,675,000	18,653,503
0.25%, 5/1/2025	5,710,000	5,254,628
0.75%, 8/1/2026	16,200,000	14,008,788
Spotify USA, Inc. Zero Coupon, 3/15/2026	27,545,000	21,849,520
TechTarget, Inc. Zero Coupon, 12/15/2026 (b)	7,328,000	5,618,231
Twitter, Inc.:
Zero Coupon, 3/15/2026	28,025,000	25,769,828
Security Description	Principal Amount	Value
0.25%, 6/15/2024	$21,204,000	$21,565,104
Uber Technologies, Inc. Zero Coupon, 12/15/2025 (a)	22,095,000	18,311,673
Vnet Group, Inc. Zero Coupon, 2/1/2026	12,040,000	10,254,709
Wayfair, Inc.:
0.63%, 10/1/2025	24,333,000	16,425,262
1.00%, 8/15/2026 (a)	18,770,000	11,788,123
Weibo Corp. 1.25%, 11/15/2022	17,349,000	17,183,317
Wix.com, Ltd.:
Zero Coupon, 7/1/2023	7,138,000	6,932,497
Zero Coupon, 8/15/2025	10,822,000	9,052,928
Zendesk, Inc. 0.63%, 6/15/2025	20,990,000	20,642,196
Zillow Group, Inc.:
0.75%, 9/1/2024	11,335,000	11,317,204
1.38%, 9/1/2026 (a)	9,420,000	9,158,595
2.75%, 5/15/2025 (a)	10,777,000	9,933,053
		752,227,703
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp. 4.63%, 3/1/2024	7,753,000	7,921,163
IRON/STEEL — 0.2%
United States Steel Corp. 5.00%, 11/1/2026	6,666,000	10,284,238
LEISURE TIME — 1.3%
NCL Corp., Ltd.:
1.13%, 2/15/2027 (b)	22,243,000	13,780,873
2.50%, 2/15/2027 (b)	8,029,000	5,287,578
5.38%, 8/1/2025	8,825,000	8,577,282
Peloton Interactive, Inc. Zero Coupon, 2/15/2026 (a)	18,925,000	12,676,722
Royal Caribbean Cruises, Ltd. 4.25%, 6/15/2023 (a)	6,583,000	6,436,199
Virgin Galactic Holdings, Inc. 2.50%, 2/1/2027 (b)	7,797,000	4,349,557
		51,108,211
LODGING — 0.5%
H World Group, Ltd. 3.00%, 5/1/2026	9,847,000	10,792,115
Huazhu Group, Ltd. 0.38%, 11/1/2022	8,810,000	8,737,670
		19,529,785
MACHINERY-DIVERSIFIED — 0.4%
Middleby Corp. 1.00%, 9/1/2025	14,104,000	16,121,718
MEDIA — 4.7%
Cable One, Inc. Zero Coupon, 3/15/2026	11,055,000	8,505,164

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
DISH Network Corp.:
Zero Coupon, 12/15/2025	$38,250,000	$25,173,855
2.38%, 3/15/2024 (a)	18,217,000	16,414,064
3.38%, 8/15/2026	57,102,000	39,483,749
Liberty Broadband Corp.:
1.25%, 9/30/2050 (b)	13,750,000	12,986,050
2.75%, 9/30/2050 (b)	11,701,000	11,207,803
Liberty Interactive LLC:
1.75%, 9/30/2046 (b)	6,422,000	5,990,827
3.75%, 2/15/2030	7,990,000	3,612,758
4.00%, 11/15/2029	7,657,000	3,445,803
Liberty Latin America, Ltd. 2.00%, 7/15/2024	7,389,000	6,382,692
Liberty Media Corp.:
0.50%, 12/1/2050 (b)	17,020,000	17,794,240
1.38%, 10/15/2023	18,852,000	22,894,246
2.13%, 3/31/2048 (b)	7,343,000	6,938,474
2.75%, 12/1/2049 (b)	11,170,000	10,198,210
		191,027,935
MINING — 0.3%
MP Materials Corp. 0.25%, 4/1/2026 (b)	13,055,000	11,845,976
OIL & GAS — 1.6%
EQT Corp. 1.75%, 5/1/2026	7,785,000	21,487,846
Pioneer Natural Resources Co. 0.25%, 5/15/2025	20,778,000	45,101,558
		66,589,404
PHARMACEUTICALS — 3.2%
Aphria, Inc. 5.25%, 6/1/2024 (b)	4,035,000	3,675,522
Ascendis Pharma A/S 2.25%, 4/1/2028 (b)	10,808,000	10,009,289
Dexcom, Inc. 0.25%, 11/15/2025 (a)	21,285,000	19,695,862
DexCom, Inc. 0.75%, 12/1/2023	14,880,000	29,419,694
Herbalife Nutrition, Ltd. 2.63%, 3/15/2024	9,980,000	9,047,269
Jazz Investments I, Ltd.:
1.50%, 8/15/2024	10,263,000	9,695,867
2.00%, 6/15/2026	18,890,000	20,238,368
Pacira BioSciences, Inc. 0.75%, 8/1/2025	7,330,000	7,255,454
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	8,225,000	13,754,914
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023	7,425,000	7,225,045
		130,017,284
REAL ESTATE — 0.3%
Redfin Corp.:
Zero Coupon, 10/15/2025	11,995,000	6,983,009
Security Description	Principal Amount	Value
0.50%, 4/1/2027	$11,195,000	$5,527,196
		12,510,205
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	14,465,000	12,416,611
RETAIL — 0.9%
Burlington Stores, Inc. 2.25%, 4/15/2025	9,555,000	9,160,474
Dick's Sporting Goods, Inc. 3.25%, 4/15/2025	5,155,000	16,833,446
National Vision Holdings, Inc. 2.50%, 5/15/2025	7,415,000	9,177,546
		35,171,466
SEMICONDUCTORS — 2.3%
MACOM Technology Solutions Holdings, Inc. 0.25%, 3/15/2026	9,020,000	8,288,027
Microchip Technology, Inc. 0.13%, 11/15/2024 (a)	12,707,000	12,878,799
ON Semiconductor Corp. Zero Coupon, 5/1/2027	15,110,000	19,960,612
Silicon Laboratories, Inc. 0.63%, 6/15/2025	9,634,000	11,434,498
Wolfspeed, Inc.:
0.25%, 2/15/2028 (b)	13,470,000	14,179,061
1.75%, 5/1/2026	11,235,000	25,478,059
		92,219,056
SOFTWARE — 13.1%
Akamai Technologies, Inc.:
0.13%, 5/1/2025	22,476,000	22,904,842
0.38%, 9/1/2027 (a)	20,197,000	18,920,348
Alteryx, Inc.:
0.50%, 8/1/2024	6,170,000	5,585,084
1.00%, 8/1/2026	7,846,000	6,392,921
Bandwidth, Inc. 0.25%, 3/1/2026	7,284,000	4,721,270
Bentley Systems, Inc. 0.13%, 1/15/2026	12,745,000	10,682,986
Bilibili, Inc.:
0.50%, 12/1/2026 (b)	25,617,000	16,260,135
1.25%, 6/15/2027	15,737,000	14,624,237
1.38%, 4/1/2026	7,890,000	7,256,670
Bill.com Holdings, Inc.:
Zero Coupon, 12/1/2025	20,970,000	23,175,415
0.01%, 4/1/2027 (a) (b)	0	—
Blackline, Inc.:
Zero Coupon, 3/15/2026	21,256,000	17,270,925
0.13%, 8/1/2024	4,908,000	5,075,412
Ceridian HCM Holding, Inc. 0.25%, 3/15/2026	11,030,000	8,918,968
Confluent, Inc. 0.01%, 1/15/2027 (b)	20,040,000	14,690,322
Coupa Software, Inc.:
0.13%, 6/15/2025	14,793,000	12,525,825

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
0.38%, 6/15/2026 (a)	$26,879,000	$20,749,244
Datadog, Inc. 0.13%, 6/15/2025	14,053,000	16,743,166
DigitalOcean Holdings, Inc. 0.01%, 12/1/2026 (b)	28,081,000	20,493,233
DocuSign, Inc. Zero Coupon, 1/15/2024	12,247,000	11,481,930
Dropbox, Inc.:
Zero Coupon, 3/1/2026 (a)	11,790,000	10,280,290
Zero Coupon, 3/1/2028 (a)	14,880,000	12,708,859
Everbridge, Inc.:
Zero Coupon, 3/15/2026	6,136,000	5,304,327
0.13%, 12/15/2024	8,422,000	7,536,427
Fastly Inc Zero Coupon, 3/15/2026	13,645,000	9,913,229
Five9, Inc. 0.50%, 6/1/2025	12,938,000	11,767,499
Guidewire Software, Inc. 1.25%, 3/15/2025	7,275,000	6,575,945
HubSpot, Inc. 0.38%, 6/1/2025 (a)	8,271,000	9,842,655
LivePerson, Inc. 0.01%, 12/15/2026	9,735,000	6,621,552
MicroStrategy, Inc.:
Zero Coupon, 2/15/2027	16,735,000	7,486,904
0.75%, 12/15/2025 (a)	13,735,000	10,324,874
MongoDB, Inc. 0.25%, 1/15/2026	21,786,000	25,399,644
New Relic, Inc. 0.50%, 5/1/2023	9,735,000	9,502,236
Nutanix, Inc. 0.25%, 10/1/2027 (a) (b)	10,890,000	8,184,162
Pegasystems, Inc. 0.75%, 3/1/2025	11,175,000	9,057,896
Porch Group, Inc. 0.75%, 9/15/2026 (b)	8,329,000	4,831,320
RingCentral, Inc.:
Zero Coupon, 3/1/2025	18,554,000	15,669,224
Zero Coupon, 3/15/2026	12,305,000	9,527,515
Splunk, Inc.:
0.50%, 9/15/2023	13,843,000	13,190,164
1.13%, 9/15/2025 (a)	15,921,000	14,135,778
1.13%, 6/15/2027	24,380,000	19,296,039
Tyler Technologies, Inc. 0.25%, 3/15/2026 (a)	11,372,000	10,846,955
Unity Software, Inc. 0.01%, 11/15/2026 (b)	32,771,000	23,815,997
Ziff Davis, Inc. 1.75%, 11/1/2026 (b)	10,679,000	9,923,995
		530,216,419
TELECOMMUNICATIONS — 0.2%
Nice, Ltd. Zero Coupon, 9/15/2025 (a)	8,236,000	7,632,301
Security Description	Principal Amount	Value
TRANSPORTATION — 0.1%
CryoPort, Inc. 0.75%, 12/1/2026 (b)	$6,978,000	$5,136,994
TOTAL CORPORATE BONDS & NOTES (Cost $3,867,205,310)		2,960,296,744
	Shares
COMMON STOCKS — 0.0% (c)
ENTERTAINMENT — 0.0% (c)
Take-Two Interactive Software, Inc. (d)	557	60,713
MEDIA — 0.0% (c)
Gannett Co., Inc. (a) (d)	1,000,000	1,530,000
TOTAL COMMON STOCKS (Cost $5,781,403)		1,590,713
CONVERTIBLE BONDS — 9.7%
AIRLINES — 0.3%
JetBlue Airways Corp.	14,540,000	10,416,311
BANKS — 0.2%
BofA Finance LLC	9,900,000	9,912,771
BIOTECHNOLOGY — 1.6%
Alnylam Pharmaceuticals, Inc. (b)	19,803,000	19,414,861
Cytokinetics, Inc. (b)	9,550,000	11,409,194
Halozyme Therapeutics, Inc. (b)	14,462,000	13,615,395
Sarepta Therapeutics, Inc. (b)	21,280,000	22,095,024
		66,534,474
CAPITAL MARKETS — 0.4%
Coinbase Global, Inc.	27,605,000	18,024,409
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Shift4 Payments, Inc.	11,296,000	8,643,473
COMMUNICATIONS EQUIPMENT — 0.2%
Infinera Corp. (b)	7,425,000	7,388,543
DIVERSIFIED FINANCIAL SERVICES — 0.3%
JPMorgan Chase Financial Co. LLC	6,985,000	7,004,907
Upstart Holdings, Inc.	12,558,000	7,080,829
		14,085,736
FOOD PRODUCTS — 0.3%
Post Holdings, Inc. (b)	10,881,000	10,706,360
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
CONMED Corp. (b)	14,785,000	12,762,412
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
Ormat Technologies, Inc. (b)	8,522,000	9,818,281
Sunnova Energy International, Inc.	9,870,000	8,307,875

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Sunnova Energy International, Inc. (b)	11,853,000	$10,529,850
		28,656,006
INTERACTIVE MEDIA & SERVICES — 0.5%
fuboTV, Inc.	8,430,000	4,050,446
Snap, Inc.	21,593,000	14,966,972
		19,017,418
INTERNET & DIRECT MARKETING RETAIL — 0.8%
Etsy, Inc.	20,175,000	15,739,728
Upwork, Inc.	10,464,000	7,689,679
Wayfair, Inc. (b)	12,858,000	10,284,343
		33,713,750
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Royal Caribbean Cruises Ltd. (b)	21,720,000	22,777,330
MACHINERY — 0.3%
Greenbrier Cos., Inc.	6,995,000	5,538,711
John Bean Technologies Corp. (a)	6,850,000	5,691,665
		11,230,376
MEDIA — 0.2% (c)
Liberty Media Corp.-Liberty Formula One (b)	8,222,000	7,651,393
REAL ESTATE — 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp.	7,790,000	5,495,144
SOFTWARE — 2.1%
Avalara, Inc.	18,125,000	17,554,606
Bentley Systems, Inc.	11,700,000	8,917,857
Bill.com Holdings, Inc.	10,649,000	10,496,251
Cloudflare, Inc. (a)	24,050,000	18,805,898
Envestnet, Inc.	8,865,000	7,445,536
InterDigital, Inc. (b)	8,909,000	7,766,064
Jamf Holding Corp.	7,184,000	5,843,609
Progress Software Corp.	6,985,000	6,577,076
		83,406,897
SPECIALTY RETAIL — 0.1%
Vroom, Inc.	9,970,000	3,105,655
TRANSPORTATION INFRASTRUCTURE — 0.5%
ZTO Express Cayman, Inc. (b)	19,306,000	18,418,310
TOTAL CONVERTIBLE BONDS (Cost $474,210,149)		391,946,768
PREFERRED STOCKS — 8.4%
BANKS — 3.9%
Bank of America Corp. 7.25% 12/31/2049	57,698	67,679,754
Wells Fargo & Co. 7.50% 12/31/2049	74,399	89,576,396
		157,256,150
Security Description	Shares	Value
BUILDING PRODUCTS — 0.5%
ArcelorMittal SA 5.50% 5/18/2023 (Cost $28,174,015)(a)	458,962	$22,172,454
CAPITAL MARKETS — 0.6%
KKR & Co., Inc. 6.00% 9/15/2023 (Cost $32,129,925)	416,444	22,662,883
CONSTRUCTION & ENGINEERING — 0.3%
Fluor Corp. 6.50% (Cost $11,234,820)	9,575	11,903,702
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AMG Capital Trust II 5.15% 10/15/2037 (Cost $7,837,095)	131,648	6,401,305
ELECTRIC UTILITIES — 1.2%
American Electric Power Co., Inc. 6.13% 8/15/2023 (a)	301,820	14,940,090
NextEra Energy, Inc. 0.00% (c)	743,000	34,178,000
		49,118,090
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Coherent Corp. 6.00% 7/1/2023 (Cost $13,432,305)	44,205	6,916,314
GAS UTILITIES — 0.4%
NiSource, Inc. 7.75% 3/1/2024 (Cost $18,035,494)(a)	157,825	15,875,617
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Danaher Corp. 5.00% 4/15/2023 (Cost $47,905,044)(a)	32,260	43,470,027
PHARMACEUTICALS — 0.1%
Elanco Animal Health, Inc. 5.00% 2/1/2023 (Cost $8,452,357)	158,060	3,305,035
TOTAL PREFERRED STOCKS (Cost $397,742,943)		339,081,577

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 8.5%
AUTO PARTS & EQUIPMENT — 0.5%
Aptiv PLC Series A, 5.50%, 6/15/2023	217,110	$20,668,872
DIVERSIFIED FINANCIAL SERVICES — 0.2%
2020 Mandatory Exchangeable Trust 6.50%, 5/16/2023 (b)	13,215	9,655,960
ELECTRIC — 4.6%
AES Corp. 6.88%, 2/15/2024 (a)	190,548	16,838,727
Algonquin Power & Utilities Corp. 7.75%, 6/15/2024	428,343	16,221,349
CenterPoint Energy, Inc. 3.37%, 9/15/2029 (e)	270,171	8,747,326
DTE Energy Co. 6.25%, 11/1/2022	494,105	24,774,425
NextEra Energy, Inc.:
5.28%, 3/1/2023	972,351	48,403,633
6.22%, 9/1/2023	739,335	35,902,108
PG&E Corp. 5.50%, 8/16/2023	297,068	33,937,048
		184,824,616
ENVIRONMENTAL CONTROL — 0.3%
GFL Environmental, Inc. 6.00%, 3/15/2023	211,505	12,224,989
HAND & MACHINE TOOLS — 0.1%
Stanley Black & Decker, Inc. 5.25%, 11/15/2022	118,600	5,849,352
HEALTH CARE PRODUCTS — 0.5%
Boston Scientific Corp. Series A, 5.50%, 6/1/2023	188,258	19,055,474
MEDIA — 0.1%
Paramount Global Series A, 5.75%, 4/1/2024 (a)	164,051	5,069,176
METAL FABRICATE & HARDWARE — 0.2%
RBC Bearings, Inc. Series A, 5.00%, 10/15/2024	79,611	8,278,748
PHARMACEUTICALS — 0.6%
Becton Dickinson and Co. Series B, 6.00%, 6/1/2023 (a)	564,000	26,586,960
Security Description	Shares	Value
SOFTWARE — 0.3%
Clarivate PLC Series A, 5.25%, 6/1/2024	249,300	$10,630,152
TELECOMMUNICATIONS — 1.1%
2020 Cash Mandatory Exchangeable Trust 5.25%, 6/1/2023 (b)	38,230	43,091,564
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $432,005,330)		345,935,863
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (f) (g)	52,902,061	52,912,642
State Street Navigator Securities Lending Portfolio II (h) (i)	234,198,506	234,198,506
TOTAL SHORT-TERM INVESTMENTS (Cost $287,110,826)		287,111,148
TOTAL INVESTMENTS — 106.7% (Cost $5,464,055,961)		4,325,962,813
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(271,096,255)
NET ASSETS — 100.0%		$4,054,866,558
(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 17.5% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2022. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,960,296,744	$—	$2,960,296,744
Common Stocks	1,590,713	—	—	1,590,713
Convertible Bonds	—	391,946,768	—	391,946,768
Convertible Preferred Stocks	293,188,339	52,747,524	—	345,935,863
Preferred Stocks	339,081,577	—	—	339,081,577
Short-Term Investments	287,111,148	—	—	287,111,148
TOTAL INVESTMENTS	$920,971,777	$3,404,991,036	$—	$4,325,962,813

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	73,292,268	$73,284,939	$199,662,931	$220,048,352	$8,411	$4,713	52,902,061	$52,912,642	$76,428
State Street Navigator Securities Lending Portfolio II	159,777,913	159,777,913	338,700,125	264,279,532	—	—	234,198,506	234,198,506	525,456
Total		$233,062,852	$538,363,056	$484,327,884	$8,411	$4,713		$287,111,148	$601,884
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.1%
SUPRANATIONAL — 0.1%
International Bank for Reconstruction & Development Series GDIF, 4.00%, 5/30/2023	PEN	3,500,000	$857,472
TOTAL CORPORATE BONDS & NOTES (Cost $1,063,858)			857,472
FOREIGN GOVERNMENT OBLIGATIONS — 97.2%
BRAZIL — 6.7%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 7/1/2023	BRL	14,900,000	2,508,143
Series LTN, Zero Coupon, 1/1/2024	BRL	177,000,000	28,166,818
Series LTN, Zero Coupon, 4/1/2024	BRL	41,300,000	6,416,494
Series LTN, Zero Coupon, 7/1/2024	BRL	102,200,000	15,471,813
Zero Coupon, 10/1/2024	BRL	17,000,000	2,513,527
Series LTN, Zero Coupon, 1/1/2025	BRL	28,400,000	4,117,038
COR, Zero Coupon, 1/1/2026	BRL	101,000,000	13,044,328
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2025	BRL	166,450,000	29,763,709
Series NTNF, 10.00%, 1/1/2027	BRL	74,075,000	12,932,832
Series NTNF, 10.00%, 1/1/2029	BRL	51,390,000	8,744,518
Series NTNF, 10.00%, 1/1/2031	BRL	40,000,000	6,671,196
Series NTNF, 10.00%, 1/1/2033	BRL	10,000,000	1,638,664
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	60,574
10.25%, 1/10/2028	BRL	1,000,000	171,879
			132,221,533
CHILE — 3.1%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (a)	CLP	5,535,000,000	4,403,711
2.50%, 3/1/2025	CLP	490,000,000	451,507
2.80%, 10/1/2033 (a)	CLP	1,000,000,000	719,305
4.00%, 3/1/2023 (a)	CLP	2,135,000,000	2,168,379
Security Description		Principal Amount	Value
4.50%, 3/1/2026	CLP	3,115,000,000	$2,972,179
4.70%, 9/1/2030 (a)	CLP	11,540,000,000	10,511,826
5.00%, 10/1/2028 (a)	CLP	4,600,000,000	4,291,365
5.00%, 3/1/2035	CLP	11,875,000,000	10,538,951
5.10%, 7/15/2050	CLP	2,470,000,000	2,016,100
5.80%, 6/1/2024 (a)	CLP	13,850,000,000	13,817,541
Series 30YR, 6.00%, 1/1/2043	CLP	10,695,000,000	10,176,806
			62,067,670
CHINA — 12.2%
China Development Bank:
Series 1903, 3.30%, 2/1/2024	CNY	21,000,000	3,008,573
Series 1908, 3.42%, 7/2/2024	CNY	6,300,000	906,525
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	292,650
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	981,471
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,325,023
Series 1708, 4.30%, 8/21/2024	CNY	10,000,000	1,463,301
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	466,302
China Government Bond:
Series INBK, 1.99%, 4/9/2025	CNY	43,000,000	6,016,556
2.18%, 8/25/2025	CNY	5,000,000	702,462
2.24%, 5/25/2025	CNY	26,000,000	3,657,057
Series INBK, 2.26%, 2/24/2025	CNY	58,000,000	8,175,915
Series INBK, 2.28%, 3/17/2024	CNY	64,000,000	9,052,308
Series INBK, 2.37%, 1/20/2027	CNY	28,500,000	3,991,063
Series INBK, 2.47%, 9/2/2024	CNY	10,000,000	1,419,266
Series INBK, 2.48%, 4/15/2027	CNY	35,000,000	4,918,667
2.50%, 7/25/2027	CNY	19,000,000	2,670,884
Series INBK, 2.56%, 10/21/2023	CNY	40,000,000	5,678,023
Series INBK, 2.68%, 5/21/2030	CNY	46,000,000	6,451,203
Series INBK, 2.69%, 8/12/2026	CNY	69,920,000	9,932,318
Series INBK, 2.75%, 2/17/2032	CNY	31,000,000	4,337,898
Series INBK, 2.80%, 3/24/2029	CNY	15,000,000	2,123,521
Series INBK, 2.84%, 4/8/2024	CNY	80,000,000	11,408,506

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series INBK, 2.85%, 6/4/2027	CNY	30,000,000	$4,286,633
Series INBK, 2.88%, 11/5/2023	CNY	22,000,000	3,134,045
Series INBK, 2.89%, 11/18/2031	CNY	30,500,000	4,316,453
Series 1610, 2.90%, 5/5/2026	CNY	10,000,000	1,431,039
Series INBK, 2.91%, 10/14/2028	CNY	30,000,000	4,290,373
Series 1913, 2.94%, 10/17/2024	CNY	21,000,000	3,011,848
Series INBK, 3.01%, 5/13/2028	CNY	38,000,000	5,473,270
Series INBK, 3.02%, 10/22/2025	CNY	34,000,000	4,890,569
Series INBK, 3.02%, 5/27/2031	CNY	46,000,000	6,578,119
Series INBK, 3.03%, 3/11/2026	CNY	37,000,000	5,333,323
Series 1916, 3.12%, 12/5/2026	CNY	42,600,000	6,163,955
Series 1915, 3.13%, 11/21/2029	CNY	53,000,000	7,679,839
Series 1904, 3.19%, 4/11/2024	CNY	27,000,000	3,877,976
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,127,963
Series 1907, 3.25%, 6/6/2026	CNY	29,800,000	4,332,125
Series 1827, 3.25%, 11/22/2028	CNY	10,000,000	1,459,336
Series INBK, 3.27%, 11/19/2030	CNY	37,000,000	5,423,681
Series 1619, 3.27%, 8/22/2046	CNY	15,000,000	2,136,913
Series INBK, 3.28%, 12/3/2027	CNY	35,400,000	5,168,902
Series 1906, 3.29%, 5/23/2029	CNY	34,600,000	5,073,753
Series INBK, 3.32%, 4/15/2052	CNY	10,000,000	1,449,045
Series INBK, 3.39%, 3/16/2050	CNY	29,000,000	4,199,894
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	997,251
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	739,549
Series 1608, 3.52%, 4/25/2046	CNY	11,000,000	1,634,225
Series INBK, 3.53%, 10/18/2051	CNY	25,000,000	3,740,904
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,490,045
Series INBK, 3.72%, 4/12/2051	CNY	20,000,000	3,068,333
Security Description		Principal Amount	Value
Series INBK, 3.73%, 5/25/2070	CNY	35,000,000	$5,529,570
Series 1521, 3.74%, 9/22/2035	CNY	17,800,000	2,730,143
Series 1525, 3.74%, 10/20/2045	CNY	13,000,000	2,044,511
Series INBK, 3.76%, 3/22/2071	CNY	21,000,000	3,350,815
Series 1705, 3.77%, 2/20/2047	CNY	13,000,000	1,995,189
Series INBK, 3.81%, 9/14/2050	CNY	29,000,000	4,507,817
Series 1910, 3.86%, 7/22/2049	CNY	26,500,000	4,156,026
Series 1023, 3.96%, 7/29/2040	CNY	18,000,000	2,875,423
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,593,400
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	1,493,762
Series 1715, 4.05%, 7/24/2047	CNY	15,000,000	2,415,418
Series 1003, 4.08%, 3/1/2040	CNY	5,000,000	808,533
Series 1824, 4.08%, 10/22/2048	CNY	25,300,000	4,125,525
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	158,221
Series 1806, 4.22%, 3/19/2048	CNY	8,000,000	1,320,727
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	542,319
Series 1116, 4.50%, 6/23/2041	CNY	21,000,000	3,643,557
Series 2417, 4.63%, 8/11/2034	CNY	17,000,000	2,852,229
Series 1319, 4.76%, 9/16/2043	CNY	2,000,000	354,706
COR, 2.18%, 6/25/2024	CNY	10,000,000	1,411,538
COR, 2.75%, 6/15/2029	CNY	24,000,000	3,393,369
			242,791,651
COLOMBIA — 4.1%
Colombia Government International Bond 9.85%, 6/28/2027	COP	115,000,000	22,205
Colombian TES:
Series B, 5.75%, 11/3/2027	COP	27,750,000,000	4,558,154
Series B, 6.00%, 4/28/2028	COP	70,015,000,000	11,349,026
Series B, 6.25%, 11/26/2025	COP	68,875,000,000	12,757,738
Series B, 6.25%, 7/9/2036	COP	6,300,000,000	801,118

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series B, 7.00%, 3/26/2031	COP	70,850,000,000	$10,945,002
Series B, 7.00%, 6/30/2032	COP	57,464,000,000	8,587,876
Series B, 7.25%, 10/18/2034	COP	34,525,000,000	5,025,212
Series B, 7.25%, 10/26/2050	COP	23,400,000,000	2,946,879
Series B, 7.50%, 8/26/2026	COP	69,302,000,000	12,891,392
Series B, 7.75%, 9/18/2030	COP	21,800,000,000	3,593,358
Series B, 9.25%, 5/28/2042	COP	47,400,000,000	7,612,412
Series B, 10.00%, 7/24/2024	COP	5,530,000,000	1,170,943
			82,261,315
CZECH REPUBLIC — 4.3%
Czech Republic Government Bond:
Series 135, 0.01%, 12/12/2024	CZK	43,500,000	1,527,931
Series 130, 0.05%, 11/29/2029	CZK	61,550,000	1,690,776
Series 100, 0.25%, 2/10/2027	CZK	217,730,000	6,917,147
Series 97, 0.45%, 10/25/2023	CZK	99,240,000	3,697,052
Series 94, 0.95%, 5/15/2030	CZK	269,280,000	7,782,467
Series 95, 1.00%, 6/26/2026	CZK	315,930,000	10,692,794
Series 121, 1.20%, 3/13/2031	CZK	182,570,000	5,224,968
Series 120, 1.25%, 2/14/2025	CZK	231,390,000	8,257,951
Series 125, 1.50%, 4/24/2040	CZK	29,460,000	656,132
Series 138, 1.75%, 6/23/2032	CZK	6,540,000	189,040
Series 142, 1.95%, 7/30/2037	CZK	60,000,000	1,566,864
Series 103, 2.00%, 10/13/2033	CZK	319,550,000	9,223,932
Series 89, 2.40%, 9/17/2025	CZK	182,700,000	6,629,630
Series 78, 2.50%, 8/25/2028	CZK	238,700,000	8,127,731
Series 105, 2.75%, 7/23/2029	CZK	97,250,000	3,294,743
Series 145, 3.50%, 5/30/2035	CZK	60,000,000	1,973,866
Series 49, 4.20%, 12/4/2036	CZK	128,380,000	4,536,969
Series 53, 4.85%, 11/26/2057	CZK	12,300,000	441,353
Security Description		Principal Amount	Value
Series 58, 5.70%, 5/25/2024	CZK	52,540,000	$2,080,699
			84,512,045
HUNGARY — 3.3%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	898,000,000	1,517,310
Series 26/E, 1.50%, 4/22/2026	HUF	3,571,180,000	5,958,810
Series 26/F, 1.50%, 8/26/2026 (b)	HUF	2,405,000,000	3,924,397
Series 29/A, 2.00%, 5/23/2029 (b)	HUF	1,831,220,000	2,656,957
Series 33/A, 2.25%, 4/20/2033 (b)	HUF	529,670,000	642,428
Series 34/A, 2.25%, 6/22/2034	HUF	2,237,500,000	2,596,735
Series 24/C, 2.50%, 10/24/2024	HUF	2,542,600,000	4,832,173
Series 26/D, 2.75%, 12/22/2026 (b)	HUF	3,938,000,000	6,681,215
Series 24/B, 3.00%, 6/26/2024	HUF	2,779,170,000	5,474,701
Series 27/A, 3.00%, 10/27/2027 (b)	HUF	1,580,970,000	2,647,132
Series 30/A, 3.00%, 8/21/2030 (b)	HUF	4,357,500,000	6,456,911
Series 38/A, 3.00%, 10/27/2038	HUF	2,203,760,000	2,421,585
Series 41/A, 3.00%, 4/25/2041 (b)	HUF	868,900,000	889,093
Series 31/A, 3.25%, 10/22/2031 (b)	HUF	1,219,870,000	1,760,897
Series 28/B, 4.50%, 3/23/2028 (b)	HUF	2,380,000,000	4,209,349
Series 32/A, 4.75%, 11/24/2032 (b)	HUF	1,220,000,000	1,928,605
Series 25/B, 5.50%, 6/24/2025 (b)	HUF	3,084,620,000	6,046,195
Series 23/A, 6.00%, 11/24/2023	HUF	10,000	21
Series 28/A, 6.75%, 10/22/2028	HUF	2,744,500,000	5,418,924
			66,063,438
INDONESIA — 8.7%
Indonesia Treasury Bond:
Series FR90, 5.13%, 4/15/2027	IDR	44,000,000,000	2,709,233
Series FR86, 5.50%, 4/15/2026	IDR	110,900,000,000	6,995,276
Series FR64, 6.13%, 5/15/2028	IDR	95,750,000,000	5,991,237
Series FR88, 6.25%, 6/15/2036	IDR	20,000,000,000	1,180,759

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series FR91, 6.38%, 4/15/2032	IDR	135,000,000,000	$8,241,671
Series FR93, 6.38%, 7/15/2037	IDR	15,000,000,000	908,215
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	99,768
Series FR81, 6.50%, 6/15/2025	IDR	112,000,000,000	7,285,093
Series FR87, 6.50%, 2/15/2031	IDR	151,700,000,000	9,416,209
Series FR65, 6.63%, 5/15/2033	IDR	75,000,000,000	4,613,233
Series FR89, 6.88%, 8/15/2051	IDR	24,000,000,000	1,495,352
Series FR59, 7.00%, 5/15/2027	IDR	88,000,000,000	5,776,244
Series FR82, 7.00%, 9/15/2030	IDR	132,600,000,000	8,533,597
Series FR92, 7.13%, 6/15/2042	IDR	95,000,000,000	6,066,899
Series FR76, 7.38%, 5/15/2048	IDR	41,700,000,000	2,717,107
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,732,061
Series FR80, 7.50%, 6/15/2035	IDR	70,600,000,000	4,636,210
Series FR75, 7.50%, 5/15/2038	IDR	56,910,000,000	3,748,978
Series FR83, 7.50%, 4/15/2040	IDR	98,500,000,000	6,490,553
Series FR85, 7.75%, 4/15/2031	IDR	11,000,000,000	748,433
Series FR77, 8.13%, 5/15/2024	IDR	85,100,000,000	5,741,868
Series FR78, 8.25%, 5/15/2029	IDR	98,150,000,000	6,758,186
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	256,653
Series FR72, 8.25%, 5/15/2036	IDR	55,090,000,000	3,801,653
Series FR70, 8.38%, 3/15/2024	IDR	78,600,000,000	5,309,442
Series FR56, 8.38%, 9/15/2026	IDR	94,300,000,000	6,495,011
Series FR68, 8.38%, 3/15/2034	IDR	97,700,000,000	6,806,759
Series FR79, 8.38%, 4/15/2039	IDR	81,000,000,000	5,702,208
Series FR73, 8.75%, 5/15/2031	IDR	69,050,000,000	4,884,990
Series FR67, 8.75%, 2/15/2044	IDR	47,050,000,000	3,491,232
Series FR71, 9.00%, 3/15/2029	IDR	86,000,000,000	6,128,238
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	76,906
Security Description		Principal Amount	Value
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	$98,711
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.00%, 7/15/2024	IDR	30,000,000,000	1,893,723
Series PBS, 4.88%, 7/15/2026	IDR	82,000,000,000	5,050,656
5.88%, 7/15/2028	IDR	2,338,000,000	148,235
Series PBS, 6.13%, 10/15/2025	IDR	33,000,000,000	2,167,132
Series PBS, 6.38%, 3/15/2034	IDR	77,522,000,000	4,711,917
Series PBS, 6.50%, 6/15/2039	IDR	9,000,000,000	542,040
Series PBS, 6.63%, 10/15/2024	IDR	66,000,000,000	4,393,928
Series PBS, 6.75%, 6/15/2047	IDR	41,875,000,000	2,547,042
Series PBS, 7.75%, 10/15/2046	IDR	23,000,000,000	1,569,175
Series PBS, 8.88%, 11/15/2031	IDR	74,200,000,000	5,408,280
			173,370,113
ISRAEL — 4.2%
Israel Government Bond:
Series 1024, 0.40%, 10/31/2024	ILS	24,600,000	6,530,559
Series 0425, 0.50%, 4/30/2025	ILS	22,700,000	5,956,611
Series 0226, 0.50%, 2/27/2026	ILS	31,400,000	8,053,528
Series 0330, 1.00%, 3/31/2030	ILS	22,700,000	5,383,828
Series 0537, 1.50%, 5/31/2037	ILS	37,600,000	8,107,472
Series 0825, 1.75%, 8/31/2025	ILS	22,980,000	6,197,869
Series 0327, 2.00%, 3/31/2027	ILS	32,850,000	8,731,149
Series 0928, 2.25%, 9/28/2028	ILS	24,495,000	6,483,130
Series 1152, 2.80%, 11/29/2052	ILS	1,000,000	227,168
Series 0324, 3.75%, 3/31/2024	ILS	34,950,000	9,892,849
Series 0347, 3.75%, 3/31/2047	ILS	37,125,000	10,428,655
Series 0142, 5.50%, 1/31/2042	ILS	13,710,000	4,852,332
Series 1026, 6.25%, 10/30/2026	ILS	5,225,000	1,634,987
			82,480,137

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
MALAYSIA — 7.0%
Malaysia Government Bond:
Series 0220, 2.63%, 4/15/2031	MYR	15,800,000	$2,951,768
Series 0319, 3.48%, 6/14/2024	MYR	19,000,000	4,091,184
Series 0307, 3.50%, 5/31/2027	MYR	17,170,000	3,612,796
Series 0122, 3.58%, 7/15/2032	MYR	7,300,000	1,465,006
Series 0513, 3.73%, 6/15/2028	MYR	28,150,000	5,886,217
Series 0519, 3.76%, 5/22/2040	MYR	15,330,000	2,859,584
Series 0116, 3.80%, 8/17/2023	MYR	1,791,000	388,533
Series 0419, 3.83%, 7/5/2034	MYR	17,350,000	3,439,812
Series 0413, 3.84%, 4/15/2033	MYR	12,860,000	2,597,659
Series 0118, 3.88%, 3/14/2025	MYR	7,700,000	1,664,259
Series 0212, 3.89%, 3/15/2027	MYR	600,000	128,510
Series 0219, 3.89%, 8/15/2029	MYR	9,805,000	2,053,163
Series 0316, 3.90%, 11/30/2026	MYR	26,605,000	5,707,826
Series 0417, 3.90%, 11/16/2027	MYR	6,530,000	1,394,916
Series 0119, 3.91%, 7/15/2026	MYR	17,540,000	3,763,536
Series 0115, 3.96%, 9/15/2025	MYR	37,912,000	8,190,495
Series 0217, 4.06%, 9/30/2024	MYR	915,000	199,049
Series 0120, 4.07%, 6/15/2050	MYR	25,800,000	4,762,067
Series 0412, 4.13%, 4/15/2032	MYR	800,000	166,284
Series 0114, 4.18%, 7/15/2024	MYR	4,462,000	970,613
Series 0415, 4.25%, 5/31/2035	MYR	14,650,000	2,986,305
Series 0318, 4.64%, 11/7/2033	MYR	9,430,000	2,025,550
Series 0216, 4.74%, 3/15/2046	MYR	10,425,000	2,169,627
Series 0317, 4.76%, 4/7/2037	MYR	7,975,000	1,730,972
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	37,629
Series 0418, 4.89%, 6/8/2038	MYR	5,750,000	1,246,376
Series 0518, 4.92%, 7/6/2048	MYR	8,500,000	1,794,332
Security Description		Principal Amount	Value
Series 0713, 4.94%, 9/30/2043	MYR	9,550,000	$2,036,953
Series 0322, COR, 4.50%, 4/30/2029	MYR	10,000,000	2,172,870
Series 0222, COR, 4.70%, 10/15/2042	MYR	3,000,000	630,640
Malaysia Government Investment Issue:
Series 0120, 3.42%, 9/30/2027	MYR	19,700,000	4,119,645
Series 0121, 3.45%, 7/15/2036	MYR	23,000,000	4,293,516
Series 0220, 3.47%, 10/15/2030	MYR	33,740,000	6,802,342
Series 0419, 3.66%, 10/15/2024	MYR	14,350,000	3,096,146
Series 0319, 3.73%, 3/31/2026	MYR	30,400,000	6,537,803
Series 0217, 4.05%, 8/15/2024	MYR	14,650,000	3,200,394
Series 0316, 4.07%, 9/30/2026	MYR	4,925,000	1,065,039
Series 0318, 4.09%, 11/30/2023	MYR	2,570,000	560,461
Series 0619, 4.12%, 11/30/2034	MYR	10,000,000	2,061,696
Series 0118, 4.13%, 8/15/2025	MYR	7,380,000	1,610,372
Series 0119, 4.13%, 7/9/2029	MYR	14,500,000	3,081,510
Series 0117, 4.26%, 7/26/2027	MYR	3,720,000	808,108
Series 0218, 4.37%, 10/31/2028	MYR	30,180,000	6,506,034
Series 0221, 4.42%, 9/30/2041	MYR	22,200,000	4,402,825
Series 0813, 4.44%, 5/22/2024	MYR	16,000,000	3,515,658
Series 0219, 4.47%, 9/15/2039	MYR	15,800,000	3,226,897
Series 0513, 4.58%, 8/30/2033	MYR	8,400,000	1,818,601
Series 0519, 4.64%, 11/15/2049	MYR	12,500,000	2,570,789
Series 0617, 4.72%, 6/15/2033	MYR	13,200,000	2,895,037
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	711,543
Series 0615, 4.79%, 10/31/2035	MYR	810,000	177,209
Series 0417, 4.90%, 5/8/2047	MYR	1,750,000	365,858
Series 0122, COR, 4.19%, 10/7/2032	MYR	12,000,000	2,534,639
			139,086,653

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
MEXICO — 4.3%
Mexican Bonos:
Series M, 5.50%, 3/4/2027	MXN	148,829,300	$6,267,448
Series M, 5.75%, 3/5/2026	MXN	264,157,200	11,528,066
Series M 20, 7.50%, 6/3/2027	MXN	151,220,700	6,885,571
Series M, 7.75%, 5/29/2031	MXN	159,396,800	7,035,259
Series M, 7.75%, 11/23/2034	MXN	122,268,100	5,242,311
Series M, 7.75%, 11/13/2042	MXN	100,089,600	4,127,977
Series M, 8.00%, 12/7/2023	MXN	10,890,800	525,320
Series M, 8.00%, 9/5/2024	MXN	289,640,200	13,799,593
Series M, 8.00%, 11/7/2047	MXN	166,950,800	7,001,265
Series M 20, 8.50%, 5/31/2029	MXN	136,486,300	6,393,525
Series M 30, 8.50%, 11/18/2038	MXN	184,050,000	8,254,813
Series M 20, 10.00%, 12/5/2024	MXN	135,995,500	6,713,643
Series M 30, 10.00%, 11/20/2036	MXN	18,100,000	922,585
			84,697,376
PERU — 3.2%
Peru Government Bond:
5.20%, 9/12/2023	PEN	3,000,000	742,055
5.35%, 8/12/2040	PEN	13,400,000	2,301,721
5.40%, 8/12/2034	PEN	25,800,000	4,835,515
5.70%, 8/12/2024	PEN	8,200,000	2,025,930
5.94%, 2/12/2029	PEN	41,225,000	9,066,691
6.15%, 8/12/2032	PEN	40,507,000	8,398,817
6.35%, 8/12/2028	PEN	66,900,000	15,290,913
6.71%, 2/12/2055	PEN	1,000,000	196,540
6.85%, 2/12/2042	PEN	16,000,000	3,298,883
6.90%, 8/12/2037	PEN	49,075,000	10,244,360
6.95%, 8/12/2031	PEN	22,420,000	5,012,969
8.20%, 8/12/2026	PEN	9,200,000	2,393,205
Peruvian Government International Bond Series REGS, 6.71%, 2/12/2055	PEN	475,000	93,356
			63,900,955
PHILIPPINES — 4.2%
Philippine Government Bond:
Series 3-25, 2.38%, 9/10/2023	PHP	228,800,000	3,805,429
Series 1065, 2.88%, 7/9/2030	PHP	153,500,000	1,983,563
Security Description		Principal Amount	Value
Series 5-77, 3.38%, 4/8/2026	PHP	570,000,000	$8,935,953
Series 7-58, 3.50%, 4/21/2023	PHP	25,500,000	432,062
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	341,509
Series 1060, 3.63%, 9/9/2025	PHP	82,000,000	1,324,075
Series 7-64, 3.63%, 4/22/2028	PHP	70,000,000	1,031,319
Series 2020, 3.63%, 3/21/2033	PHP	43,150,000	525,261
Series 7-65, 3.75%, 8/12/2028	PHP	960,000,000	14,075,252
Series 1066, 4.00%, 7/22/2031	PHP	227,000,000	3,116,871
Series 1059, 4.13%, 8/20/2024	PHP	18,700,000	312,220
Series 5-76, 4.25%, 10/17/2024	PHP	50,000,000	834,931
Series 3-27, 4.25%, 4/7/2025	PHP	215,000,000	3,573,713
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,150,026
Series 2511, 4.63%, 9/9/2040	PHP	156,500,000	1,923,385
Series 1061, 4.75%, 5/4/2027	PHP	276,950,000	4,455,392
Series 1067, 4.88%, 1/20/2032	PHP	880,000,000	12,821,377
Series 2024, 5.13%, 7/15/2041	PHP	20,000,000	260,162
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	674,035
Series 7-61, 5.75%, 4/12/2025	PHP	89,500,000	1,540,780
Series R251, 6.13%, 10/24/2037	PHP	67,000,000	1,010,169
Series 7-62, 6.25%, 2/14/2026	PHP	105,000,000	1,808,498
Series 1063, 6.25%, 3/22/2028	PHP	97,700,000	1,651,050
Series 2023, 6.75%, 1/24/2039	PHP	52,700,000	840,677
Series 1064, 6.88%, 1/10/2029	PHP	93,000,000	1,594,668
Series 2017, 8.00%, 7/19/2031	PHP	374,237,338	6,783,373
Series 25-8, 8.13%, 12/16/2035	PHP	198,800,000	3,692,189
COR, 6.75%, 9/15/2032	PHP	200,000,000	3,327,147
Philippine Government International Bond 6.25%, 1/14/2036	PHP	20,000,000	312,724
			84,137,810

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
POLAND — 4.4%
Poland Government Bond:
Series 1026, 0.25%, 10/25/2026	PLN	72,193,000	$10,937,846
Series 0425, 0.75%, 4/25/2025 (b)	PLN	25,200,000	4,334,359
Series 1030, 1.25%, 10/25/2030	PLN	1,590,000	204,746
Series 0424, 2.50%, 4/25/2024	PLN	58,790,000	11,073,565
Series 0726, 2.50%, 7/25/2026	PLN	52,000,000	8,783,883
Series 0727, 2.50%, 7/25/2027	PLN	22,000,000	3,597,773
Series 0428, 2.75%, 4/25/2028	PLN	86,250,000	13,884,172
Series 0725, 3.25%, 7/25/2025	PLN	30,000,000	5,441,182
Series 0447, 4.00%, 4/25/2047	PLN	400,000	55,234
Series 0429, 5.75%, 4/25/2029	PLN	2,750,000	509,399
Republic of Poland Government Bond:
Series 0724, 0.01%, 7/25/2024 (b)	PLN	55,650,000	9,880,438
Series 0432, 1.75%, 4/25/2032	PLN	70,500,000	9,052,663
Series 0527, 3.75%, 5/25/2027	PLN	52,000,000	8,990,030
			86,745,290
ROMANIA — 3.5%
Romania Government Bond:
Series 7Y, 2.50%, 10/25/2027 (b)	RON	35,100,000	5,227,654
Series 7Y, 3.25%, 4/29/2024	RON	10,600,000	1,947,500
Series 5Y, 3.25%, 6/24/2026	RON	30,000,000	4,939,257
Series 5Y, 3.65%, 7/28/2025	RON	10,600,000	1,843,701
Series 15Y, 3.65%, 9/24/2031	RON	12,200,000	1,673,324
Series 4YR, 3.70%, 11/25/2024 (b)	RON	21,800,000	3,925,353
Series 3Y, 4.00%, 10/25/2023 (b)	RON	32,990,000	6,263,765
Series 8Y, 4.15%, 1/26/2028	RON	19,750,000	3,166,490
Series 10YR, 4.15%, 10/24/2030	RON	31,930,000	4,689,144
Series 5Y, 4.25%, 4/28/2036	RON	8,000,000	1,019,978
Series 5Y, 4.50%, 6/17/2024 (b)	RON	48,200,000	8,970,450
Security Description		Principal Amount	Value
Series 10Y, 4.75%, 2/24/2025	RON	13,625,000	$2,476,582
Series 15Y, 4.75%, 10/11/2034	RON	31,400,000	4,412,751
Series 7Y, 4.85%, 4/22/2026	RON	31,825,000	5,580,459
Series 8Y, 4.85%, 7/25/2029 (b)	RON	10,000,000	1,594,546
Series 10Y, 5.00%, 2/12/2029	RON	31,185,000	5,072,006
Series 15YR, 5.80%, 7/26/2027	RON	25,410,000	4,463,594
COR, 3.50%, 11/25/2025	RON	4,000,000	682,656
COR, 6.70%, 2/25/2032 (b)	RON	13,500,000	2,332,881
			70,282,091
SOUTH AFRICA — 4.2%
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	6,241,000	220,401
Series R214, 6.50%, 2/28/2041	ZAR	23,430,000	787,931
Series R214, 6.50%, 2/28/2041	ZAR	9,900,000	332,929
Series R213, 7.00%, 2/28/2031	ZAR	23,352,000	1,004,243
Series R213, 7.00%, 2/28/2031	ZAR	149,415,000	6,425,531
Series 2030, 8.00%, 1/31/2030	ZAR	269,125,000	12,807,490
Series 2032, 8.25%, 3/31/2032	ZAR	112,877,000	5,166,372
Series 2037, 8.50%, 1/31/2037	ZAR	212,427,000	9,117,607
Series 2044, 8.75%, 1/31/2044	ZAR	186,256,000	7,860,630
Series 2048, 8.75%, 2/28/2048	ZAR	35,180,000	1,473,949
Series 2048, 8.75%, 2/28/2048	ZAR	165,705,000	6,942,599
Series 2035, 8.88%, 2/28/2035	ZAR	223,325,000	10,153,226
Series 2040, 9.00%, 1/31/2040 (b)	ZAR	198,590,000	8,715,971
Series R186, 10.50%, 12/21/2026	ZAR	220,980,000	12,666,774
			83,675,653
SOUTH KOREA — 12.4%
Korea Treasury Bond:
Series 2312, 0.88%, 12/10/2023	KRW	180,000,000	121,653

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 2406, 1.13%, 6/10/2024	KRW	18,400,000,000	$12,277,318
Series 2509, 1.13%, 9/10/2025	KRW	12,700,000,000	8,119,006
Series 3909, 1.13%, 9/10/2039	KRW	8,450,000,000	3,797,962
Series 2603, 1.25%, 3/10/2026	KRW	12,300,000,000	7,782,409
Series 2409, 1.38%, 9/10/2024	KRW	3,160,000,000	2,100,387
Series 2912, 1.38%, 12/10/2029	KRW	14,000,000,000	8,151,261
Series 3006, 1.38%, 6/10/2030	KRW	16,280,000,000	9,369,967
Series 2503, 1.50%, 3/10/2025	KRW	13,840,000,000	9,070,559
Series 2612, 1.50%, 12/10/2026	KRW	4,344,000,000	2,715,474
Series 3012, 1.50%, 12/10/2030	KRW	12,400,000,000	7,130,752
Series 3609, 1.50%, 9/10/2036	KRW	6,003,000,000	3,061,342
Series 4009, 1.50%, 9/10/2040	KRW	11,000,000,000	5,197,862
Series 5003, 1.50%, 3/10/2050	KRW	20,730,000,000	8,561,229
Series 7009, 1.63%, 9/10/2070	KRW	8,050,000,000	2,942,247
Series 2609, 1.75%, 9/10/2026	KRW	9,200,000,000	5,849,584
Series 2403, 1.88%, 3/10/2024	KRW	7,650,000,000	5,202,904
Series 2412, 1.88%, 12/10/2024	KRW	10,000,000,000	6,662,869
Series 2606, 1.88%, 6/10/2026	KRW	3,959,000,000	2,544,121
Series 2906, 1.88%, 6/10/2029	KRW	9,280,000,000	5,637,336
Series 4109, 1.88%, 9/10/2041	KRW	13,000,000,000	6,480,144
Series 5103, 1.88%, 3/10/2051	KRW	26,800,000,000	12,114,695
Series 3106, 2.00%, 6/10/2031	KRW	14,500,000,000	8,618,210
Series 4603, 2.00%, 3/10/2046	KRW	1,370,000,000	667,266
Series 4903, 2.00%, 3/10/2049	KRW	12,835,000,000	6,093,921
Series 2403, 2.13%, 3/10/2024	KRW	5,000,000,000	3,412,668
Series 2706, 2.13%, 6/10/2027	KRW	10,282,000,000	6,535,818
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	2,884,363
Series 2506, 2.25%, 6/10/2025	KRW	30,000,000	19,914
Security Description		Principal Amount	Value
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	$1,993,186
Series 2703, 2.38%, 3/10/2027	KRW	11,400,000,000	7,357,200
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	3,576,174
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,159,262
Series 3112, 2.38%, 12/10/2031	KRW	15,500,000,000	9,449,257
Series 3809, 2.38%, 9/10/2038	KRW	8,409,000,000	4,723,711
Series 5203, 2.50%, 3/10/2052	KRW	15,800,000,000	8,267,499
Series 2806, 2.63%, 6/10/2028	KRW	2,000,000,000	1,284,328
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	520,978
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	3,701,896
Series 4412, 2.75%, 12/10/2044	KRW	5,000,000,000	2,845,834
Series 4212, 3.00%, 12/10/2042	KRW	6,265,000,000	3,750,306
3.13%, 9/10/2024	KRW	5,000,000,000	3,436,570
Series 2506, 3.13%, 6/10/2025	KRW	10,000,000,000	6,789,840
3.13%, 9/10/2027	KRW	9,500,000,000	6,340,305
3.13%, 9/10/2052	KRW	3,000,000,000	1,829,147
Series 4209, 3.25%, 9/10/2042	KRW	4,000,000,000	2,509,093
Series 3206, 3.38%, 6/10/2032	KRW	13,500,000,000	8,835,292
Series 2403, 3.50%, 3/10/2024	KRW	2,640,000,000	1,836,962
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	274,908
COR, 2.88%, 6/10/2024	KRW	2,800,000,000	1,923,470
			245,528,459
THAILAND — 4.3%
Thailand Government Bond:
0.75%, 6/17/2024	THB	186,480,000	4,856,610
0.75%, 9/17/2024	THB	177,000,000	4,593,647
0.95%, 6/17/2025	THB	153,000,000	3,931,584
1.00%, 6/17/2027	THB	238,000,000	5,858,543
1.45%, 12/17/2024	THB	199,210,000	5,218,238
1.59%, 12/17/2035	THB	194,000,000	4,048,773
1.60%, 12/17/2029	THB	176,400,000	4,233,529
1.60%, 6/17/2035	THB	36,700,000	773,821
1.88%, 6/17/2049	THB	59,000,000	999,558
2.00%, 12/17/2031	THB	175,000,000	4,241,824
2.00%, 6/17/2042	THB	125,000,000	2,406,733
2.13%, 12/17/2026	THB	74,380,000	1,939,767
2.50%, 6/17/2071	THB	59,000,000	899,425

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series THAI, 2.75%, 6/17/2052	THB	50,000,000	$990,837
2.88%, 12/17/2028	THB	77,510,000	2,048,876
2.88%, 6/17/2046	THB	123,955,000	2,668,376
3.30%, 6/17/2038	THB	182,160,000	4,487,745
3.40%, 6/17/2036	THB	131,940,000	3,350,939
3.58%, 12/17/2027	THB	4,650,000	128,344
3.60%, 6/17/2067	THB	62,200,000	1,302,922
3.63%, 6/16/2023	THB	2,009,000	54,059
3.65%, 6/20/2031	THB	86,575,000	2,380,002
3.78%, 6/25/2032	THB	166,120,000	4,619,568
3.80%, 6/14/2041	THB	12,750,000	329,352
3.85%, 12/12/2025	THB	18,882,000	523,923
3.85%, 12/12/2025	THB	120,000,000	3,329,670
4.00%, 6/17/2066	THB	124,080,000	2,863,311
4.68%, 6/29/2044	THB	78,400,000	2,297,180
4.75%, 12/20/2024	THB	14,000,000	393,028
4.85%, 6/17/2061	THB	53,195,000	1,473,616
4.88%, 6/22/2029	THB	37,564,000	1,104,691
4.88%, 6/22/2029	THB	166,340,000	4,891,768
5.67%, 3/13/2028	THB	10,000,000	303,688
COR, 3.39%, 6/17/2037	THB	40,000,000	1,016,547
			84,560,494
TURKEY — 3.1%
Turkey Government Bond:
8.00%, 3/12/2025	TRY	8,130,000	410,041
9.00%, 7/24/2024	TRY	29,650,000	1,535,399
10.40%, 3/20/2024	TRY	1,760,000	93,134
10.50%, 8/11/2027	TRY	40,380,000	2,189,061
10.60%, 2/11/2026	TRY	76,104,000	3,949,189
11.00%, 2/24/2027	TRY	13,298,000	728,078
11.70%, 11/13/2030	TRY	148,800,000	8,901,432
12.40%, 3/8/2028	TRY	8,050,000	474,398
12.60%, 10/1/2025	TRY	129,500,000	7,100,723
16.90%, 9/2/2026	TRY	290,000,000	17,614,154
20.10%, 10/18/2023	TRY	15,000,000	857,559
20.90%, 4/17/2024	TRY	80,000,000	4,697,252
21.50%, 4/28/2032	TRY	75,000,000	6,343,555
COR, 20.20%, 6/9/2027	TRY	100,500,000	7,291,448
			62,185,423
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,289,589,982)			1,930,568,106

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c)(d)	10,476,690	$10,476,690
State Street Navigator Securities Lending Portfolio II (e)(f)	67,209,086	67,209,086
TOTAL SHORT-TERM INVESTMENTS (Cost $77,685,776)		77,685,776
TOTAL INVESTMENTS — 101.2% (Cost $2,368,339,430)		2,009,111,354
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(23,474,093)
NET ASSETS — 100.0%		$1,985,637,261
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
GDIF	Global Debt Issuance Facility

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

At September 30, 2022, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	CNY35,000,000	USD4,932,287	11/08/2022	$(2,825)
HSBC Bank USA	USD4,274,723	CNY31,000,000	11/08/2022	96,376
JP Morgan Chase Bank, N.A.	USD4,196,978	CNY30,000,000	10/11/2022	33,617
Standard Chartered Bank	USD2,553,192	PHP150,000,000	11/08/2022	(3,255)
Standard Chartered Bank	PHP150,000,000	USD2,524,615	11/08/2022	(25,321)
UBS AG	CNY30,000,000	USD4,134,905	10/11/2022	(95,690)
UBS AG	USD4,136,544	CNY30,000,000	11/08/2022	93,551
Total				$96,453

BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$857,472	$—	$857,472
Foreign Government Obligations	—	1,930,568,106	—	1,930,568,106
Short-Term Investments	77,685,776	—	—	77,685,776
TOTAL INVESTMENTS	$77,685,776	$1,931,425,578	$—	$2,009,111,354
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	223,544	—	223,544
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$223,544	$—	$223,544
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$77,685,776	$1,931,649,122	$—	$2,009,334,898
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(127,091)	—	(127,091)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(127,091)	$—	$(127,091)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	312,671	$312,671	$315,865,686	$305,701,667	$—	$—	10,476,690	$10,476,690	$57,824
State Street Navigator Securities Lending Portfolio II	7,188,000	7,188,000	165,044,199	105,023,113	—	—	67,209,086	67,209,086	55,615
Total		$7,500,671	$480,909,885	$410,724,780	$—	$—		$77,685,776	$113,439
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.9%
ADVERTISING — 0.8%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$3,924,000	$3,106,317
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	7,212,000	6,112,531
7.50%, 6/1/2029 (a)	6,090,000	4,423,776
7.75%, 4/15/2028 (a)	5,565,000	4,169,632
CMG Media Corp. 8.88%, 12/15/2027 (a)	5,346,000	4,085,520
Lamar Media Corp.:
3.63%, 1/15/2031	3,236,000	2,571,714
3.75%, 2/15/2028	3,145,000	2,722,123
4.00%, 2/15/2030	2,769,000	2,321,557
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	3,044,000	2,389,540
4.63%, 3/15/2030 (a)	3,197,000	2,493,788
5.00%, 8/15/2027 (a)	3,527,000	3,069,336
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,346,000	4,398,582
		41,864,416
AEROSPACE & DEFENSE — 2.2%
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	4,115,000	3,451,950
7.13%, 6/15/2026 (a)	6,956,000	6,386,930
7.50%, 12/1/2024 (a)	3,419,000	3,397,323
7.88%, 4/15/2027 (a)	11,879,000	10,929,868
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	3,815,000	2,983,711
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	4,128,000	3,374,640
6.88%, 5/1/2025	3,011,000	3,031,234
Moog, Inc. 4.25%, 12/15/2027 (a)	2,663,500	2,358,423
Rolls-Royce PLC 5.75%, 10/15/2027 (a)	5,595,000	4,862,167
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028	4,062,000	2,934,511
5.50%, 1/15/2025 (a)	3,208,000	3,031,560
7.50%, 4/15/2025 (a)	6,872,000	6,480,090
TransDigm, Inc.:
4.63%, 1/15/2029	6,199,000	5,005,196
4.88%, 5/1/2029	3,929,000	3,167,010
5.50%, 11/15/2027	15,363,000	13,342,304
6.25%, 3/15/2026 (a)	24,590,000	23,848,120
7.50%, 3/15/2027	3,715,000	3,537,869
8.00%, 12/15/2025 (a)	6,086,000	6,174,308
Security Description	Principal Amount	Value
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	$2,676,000	$2,437,622
8.88%, 6/1/2024 (a)	3,794,000	3,750,976
		114,485,812
AGRICULTURE — 0.3%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	1,885,000	1,782,286
6.00%, 6/15/2030 (a)	5,718,000	5,457,774
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	4,883,000	4,005,086
10.50%, 11/1/2026 (a)	3,424,000	3,172,747
		14,417,893
AIRLINES — 2.0%
Air Canada 3.88%, 8/15/2026 (a)	7,484,000	6,421,422
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	2,502,000	2,361,488
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	3,290,000	2,687,404
American Airlines, Inc. 11.75%, 7/15/2025 (a)	14,574,000	15,234,785
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	21,666,755	20,361,550
5.75%, 4/20/2029 (a)	17,465,604	15,242,407
Delta Air Lines, Inc.:
2.90%, 10/28/2024	4,463,000	4,161,748
4.38%, 4/19/2028	385,000	328,066
7.38%, 1/15/2026	5,742,000	5,809,813
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	8,051,541	7,115,066
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	3,081,152	3,101,919
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	11,566,000	10,319,532
4.63%, 4/15/2029 (a)	10,746,000	8,923,478
		102,068,678
APPAREL — 0.1%
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	2,601,000	2,041,993
William Carter Co. 5.63%, 3/15/2027 (a)	2,365,000	2,213,333
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	3,724,000	2,843,013
		7,098,339
AUTO MANUFACTURERS — 2.6%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	6,274,000	4,817,240
5.88%, 6/1/2029 (a)	2,964,000	2,698,989

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a)	$6,587,000	$6,445,248
Ford Motor Co.:
3.25%, 2/12/2032	11,675,000	8,409,035
6.10%, 8/19/2032	7,705,000	6,792,189
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	5,423,000	4,838,238
2.70%, 8/10/2026	6,537,000	5,415,251
2.90%, 2/16/2028	3,776,000	2,973,638
2.90%, 2/10/2029	3,804,000	2,890,926
3.37%, 11/17/2023	4,579,000	4,429,587
3.38%, 11/13/2025	9,335,000	8,257,928
3.63%, 6/17/2031	4,191,000	3,114,458
3.82%, 11/2/2027	3,772,000	3,167,952
4.00%, 11/13/2030	7,680,500	5,990,790
4.06%, 11/1/2024	6,531,000	6,135,678
4.13%, 8/17/2027	5,292,000	4,556,412
4.27%, 1/9/2027	3,874,000	3,388,549
4.54%, 8/1/2026	3,006,000	2,687,695
4.69%, 6/9/2025	2,775,000	2,579,751
4.95%, 5/28/2027	6,846,000	6,123,747
5.11%, 5/3/2029	5,643,000	4,921,712
5.13%, 6/16/2025	8,695,000	8,205,471
5.58%, 3/18/2024	7,079,000	6,935,579
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	3,376,000	2,332,411
5.50%, 7/15/2029 (a)	4,066,000	2,829,123
5.88%, 1/15/2028 (a)	4,342,000	3,053,729
7.75%, 10/15/2025 (a)	3,958,000	3,664,514
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	3,286,000	3,046,056
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	4,566,000	3,825,851
		134,527,747
AUTO PARTS & EQUIPMENT — 1.0%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	60	52
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	3,796,000	2,876,609
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	4,453,000	4,252,081
8.50%, 5/15/2027 (a)	11,243,000	10,745,385
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	4,179,000	3,687,758
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	3,119,000	2,285,073
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029	5,157,000	4,224,717
5.25%, 4/30/2031	3,124,000	2,523,661
5.25%, 7/15/2031	3,657,000	2,926,295
Security Description	Principal Amount	Value
9.50%, 5/31/2025	$2,609,000	$2,710,125
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	3,835,000	2,772,283
Tenneco, Inc.:
5.13%, 4/15/2029 (a)	4,604,000	4,557,546
7.88%, 1/15/2029 (a)	5,319,000	5,268,044
		48,829,629
BANKS — 0.8%
Deutsche Bank AG:
5 Year USD ISDA + 2.55%, 4.88%, 12/1/2032 (b)	5,524,000	4,400,087
SOFR + 2.26%, 3.74%, 1/7/2033 (b)	6,934,000	4,568,188
SOFR + 2.76%, 3.73%, 1/14/2032 (b)	7,365,000	5,020,352
SOFR + 5.44%, 5.88%, 7/8/2031 (b)	4,885,000	3,939,557
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	3,468,000	2,474,383
7.63%, 5/1/2026 (a)	3,720,000	2,777,166
8.25%, 4/15/2025 (a)	3,468,000	2,873,273
Intesa Sanpaolo SpA 1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (b)	5,232,000	3,537,931
UniCredit SpA:
5 Year CMT + 4.75%, 5.46%, 6/30/2035 (a) (b)	6,534,000	4,858,552
5 Year USD ISDA + 3.70%, 5.86%, 6/19/2032 (a) (b)	919,000	761,906
5 Year USD ISDA + 4.91%, 7.30%, 4/2/2034 (a) (b)	7,961,000	6,783,648
		41,995,043
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	3,747,000	3,104,427
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	3,945,000	3,019,898
		6,124,325
BIOTECHNOLOGY — 0.1%
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a)	4,556,000	3,518,644
BUILDING MATERIALS — 1.1%
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	7,144,000	5,486,521
5.00%, 3/1/2030 (a)	3,238,000	2,751,685
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	3,673,000	2,071,976
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	3,004,000	2,234,075
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	3,180,000	2,822,695

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Griffon Corp. 5.75%, 3/1/2028	$6,187,500	$5,317,290
Masonite International Corp. 5.38%, 2/1/2028 (a)	2,737,000	2,421,013
Miwd Holdco Ii LLC/Miwd Finance Corp. 5.50%, 2/1/2030 (a)	4,643,000	3,457,131
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	2,962,000	2,452,032
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	2,716,000	2,240,836
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	6,793,000	5,528,415
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	6,460,250	4,559,774
4.38%, 7/15/2030 (a)	9,285,000	7,099,218
4.75%, 1/15/2028 (a)	6,208,400	5,254,355
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	3,173,000	2,791,923
Victors Merger Corp. 6.38%, 5/15/2029 (a)	3,968,000	2,406,116
		58,895,055
CHEMICALS — 1.8%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	4,336,000	3,335,381
Avient Corp. 7.13%, 8/1/2030 (a)	4,096,000	3,796,542
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	4,111,000	3,219,776
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	2,735,000	2,445,719
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	4,410,000	3,623,168
Chemours Co.:
4.63%, 11/15/2029 (a)	3,712,000	2,761,097
5.75%, 11/15/2028 (a)	5,636,000	4,607,994
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	3,007,000	2,429,536
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	3,167,000	2,773,374
Diamond BC B.V. 4.63%, 10/1/2029 (a)	4,259,000	3,023,507
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,548,000	3,662,732
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	3,254,000	2,710,745
Ingevity Corp. 3.88%, 11/1/2028 (a)	3,284,000	2,716,032
Security Description	Principal Amount	Value
Methanex Corp.:
5.13%, 10/15/2027	$4,430,000	$3,733,604
5.25%, 12/15/2029	4,197,000	3,343,498
Olin Corp.:
5.00%, 2/1/2030	2,758,000	2,305,136
5.63%, 8/1/2029	3,719,000	3,302,249
Olympus Water US Holding Corp. 4.25%, 10/1/2028 (a)	5,003,000	3,843,955
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	258	223
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	6,077,000	5,018,326
6.63%, 5/1/2029 (a)	3,978,000	3,065,526
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	4,279,000	3,327,778
SK Invictus Intermediate II S.A.R.L. 5.00%, 10/30/2029 (a)	3,887,000	3,143,806
Tronox, Inc. 4.63%, 3/15/2029 (a)	6,961,000	5,150,444
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	4,148,000	3,080,139
4.25%, 2/15/2030 (a)	2,631,000	2,487,163
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a)	4,409,000	2,870,964
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	135,000	115,511
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	4,299,970	3,704,510
5.63%, 8/15/2029 (a)	7,103,000	5,362,978
		94,961,413
COAL — 0.0% (c)
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	40,000	39,030
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	2,871,000	2,213,340
		2,252,370
COMMERCIAL SERVICES — 4.8%
ADT Security Corp. 4.13%, 8/1/2029 (a)	5,734,000	4,753,371
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	5,162,000	4,379,183
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a)	5,526,000	3,585,490
6.63%, 7/15/2026 (a)	12,034,500	10,728,035
9.75%, 7/15/2027 (a)	6,941,500	5,715,562

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.A.R.L. 4.63%, 6/1/2028 (a)	$12,350,000	$9,422,469
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	2,463,000	2,216,823
APX Group, Inc.:
5.75%, 7/15/2029 (a)	4,480,000	3,545,786
6.75%, 2/15/2027 (a)	2,847,000	2,672,991
ASGN, Inc. 4.63%, 5/15/2028 (a)	3,011,000	2,615,535
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	2,355,000	1,931,642
5.38%, 3/1/2029 (a)	3,659,000	3,005,137
Block, Inc.:
2.75%, 6/1/2026	5,321,000	4,572,814
3.50%, 6/1/2031	5,115,000	3,971,388
Brink's Co. 4.63%, 10/15/2027 (a)	2,943,000	2,616,945
Cimpress PLC 7.00%, 6/15/2026 (a)	4,098,000	2,818,277
CoreCivic, Inc. 8.25%, 4/15/2026	4,586,000	4,571,417
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	4,764,000	3,241,140
Deluxe Corp. 8.00%, 6/1/2029 (a)	2,725,000	2,213,109
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	4,403,000	3,781,869
6.00%, 6/1/2029 (a)	2,949,000	2,164,478
9.50%, 11/1/2027 (a)	3,798,000	3,333,315
Gartner, Inc.:
3.63%, 6/15/2029 (a)	3,426,000	2,870,337
3.75%, 10/1/2030 (a)	4,832,000	3,966,589
4.50%, 7/1/2028 (a)	4,489,000	4,009,844
Grand Canyon University 4.13%, 10/1/2024	3,275,000	3,025,772
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	3,422,000	2,891,008
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	7,126,000	6,413,970
Hertz Corp.:
4.63%, 12/1/2026 (a)	2,793,000	2,283,277
5.00%, 12/1/2029 (a)	6,109,000	4,544,241
IHS Markit, Ltd.:
4.25%, 5/1/2029	15,000	13,897
4.75%, 2/15/2025 (a)	20,000	19,577
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	3,786,000	2,954,594
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	6,606,000	5,457,217
5.75%, 11/1/2028 (a)	8,144,000	6,131,699
Security Description	Principal Amount	Value
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	$5,216,000	$4,347,014
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 7/15/2029 (a)	3,913,000	3,909,870
4.75%, 7/15/2031 (a)	4,398,000	4,325,477
5.63%, 10/1/2028 (a)	7,157,000	7,115,132
5.88%, 10/1/2030 (a)	6,054,000	6,013,801
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	3,713,000	2,721,926
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	5,498,000	4,624,753
5.25%, 4/15/2024 (a)	4,410,000	4,296,663
5.75%, 4/15/2026 (a)	7,894,000	7,426,517
6.25%, 1/15/2028 (a)	8,341,000	7,142,815
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	4,506,000	3,605,701
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	5,114,000	4,579,638
9.25%, 4/15/2025 (a)	4,284,000	4,101,373
Service Corp. International:
3.38%, 8/15/2030	5,881,000	4,610,763
4.00%, 5/15/2031	4,066,000	3,279,188
4.63%, 12/15/2027	3,134,000	2,850,154
5.13%, 6/1/2029	3,187,000	2,901,827
Sotheby's 7.38%, 10/15/2027 (a)	4,486,000	4,120,884
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	2,493,000	2,030,025
United Rentals North America, Inc.:
3.75%, 1/15/2032	4,356,000	3,420,157
3.88%, 2/15/2031	7,347,000	5,980,972
4.00%, 7/15/2030	3,536,000	2,919,958
4.88%, 1/15/2028	27,000	24,772
5.25%, 1/15/2030	4,261,000	3,855,779
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	6,757,000	6,509,153
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	5,192,000	4,791,281
WW International, Inc. 4.50%, 4/15/2029 (a)	3,324,000	1,747,560
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	3,507,000	2,829,868
		248,521,819
COMPUTERS — 1.2%
Booz Allen Hamilton, Inc.:
3.88%, 9/1/2028 (a)	3,423,000	2,942,240
4.00%, 7/1/2029 (a)	2,811,000	2,410,292
Condor Merger Sub, Inc. 7.38%, 2/15/2030 (a)	11,434,000	9,361,359

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	$3,566,000	$2,840,783
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	4,171,000	3,504,933
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	4,030,000	3,065,903
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	7,162,000	2,130,122
NCR Corp.:
5.00%, 10/1/2028 (a)	3,291,000	2,599,726
5.13%, 4/15/2029 (a)	6,755,000	5,062,805
5.75%, 9/1/2027 (a)	2,491,000	2,259,910
6.13%, 9/1/2029 (a)	3,398,000	2,943,653
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	5,033,000	4,449,222
8.25%, 2/1/2028 (a)	4,251,000	3,665,297
Seagate HDD Cayman:
3.13%, 7/15/2029	3,194,000	2,349,283
3.38%, 7/15/2031	3,286,000	2,298,820
4.09%, 6/1/2029	2,999,000	2,395,391
4.13%, 1/15/2031	3,260,000	2,454,454
Vericast Corp. 11.00%, 9/15/2026 (a)	7,456,930	7,340,378
		64,074,571
CONSTRUCTION MATERIALS — 0.2%
Builders FirstSource, Inc. 6.38%, 6/15/2032 (a)	3,768,000	3,357,552
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	4,935,000	4,080,653
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a)	3,612,000	3,033,682
		10,471,887
COSMETICS/PERSONAL CARE — 0.4%
Coty, Inc.:
5.00%, 4/15/2026 (a)	4,532,000	4,151,131
6.50%, 4/15/2026 (a)	3,994,000	3,677,915
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.75%, 1/15/2029 (a)	2,902,000	2,480,600
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	2,733,000	2,269,237
5.50%, 6/1/2028 (a)	3,520,000	3,156,947
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	4,315,000	2,518,148
		18,253,978
Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	$3,668,000	$3,208,986
Avient Corp. 5.75%, 5/15/2025 (a)	4,174,000	4,025,155
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	3,178,000	2,767,816
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	6,169,000	4,898,001
IAA, Inc. 5.50%, 6/15/2027 (a)	2,543,000	2,320,487
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	3,111,000	2,786,180
Wesco Aircraft Holdings, Inc.:
8.50%, 11/15/2024 (a)	251,000	130,254
9.00%, 11/15/2026 (a)	136,000	82,982
REGS, 13.13%, 11/15/2027 (a)	1,778,000	543,126
		20,762,987
DIVERSIFIED FINANCIAL SERVICES — 3.6%
AG Issuer LLC 6.25%, 3/1/2028 (a)	2,911,000	2,538,596
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	4,306,000	4,050,181
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	5,557,000	3,479,627
3.63%, 10/1/2031 (a)	5,586,000	3,111,961
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	5,803,000	2,841,497
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	4,336,500	4,164,471
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	12,274,421	9,236,256
goeasy, Ltd. 5.38%, 12/1/2024 (a)	3,576,000	3,396,413
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	3,556,000	2,227,514
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a)	3,540,000	3,036,293
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	6,638,000	4,894,131
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	3,412,000	1,782,668
6.50%, 11/1/2025 (a)	2,985,000	1,784,731
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	4,672,000	4,013,668
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	6,304,000	5,378,825
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	4,224,000	3,061,978

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 8/15/2028 (a)	$4,758,000	$3,744,689
5.75%, 11/15/2031 (a)	4,543,000	3,358,504
6.00%, 1/15/2027 (a)	4,099,000	3,501,038
Navient Corp.:
4.88%, 3/15/2028	2,710,000	2,073,285
5.00%, 3/15/2027	4,928,000	4,066,043
5.50%, 3/15/2029	5,837,000	4,442,599
6.75%, 6/15/2026	2,822,000	2,564,662
7.25%, 9/25/2023	330	330
NFP Corp.:
4.88%, 8/15/2028 (a)	3,824,000	3,264,511
6.88%, 8/15/2028 (a)	11,313,000	8,824,140
OneMain Finance Corp.:
3.50%, 1/15/2027	5,065,000	3,954,499
3.88%, 9/15/2028	3,661,000	2,697,425
4.00%, 9/15/2030	5,017,800	3,517,478
5.38%, 11/15/2029	5,100,000	3,947,145
6.13%, 3/15/2024	8,250,000	7,954,980
6.63%, 1/15/2028	5,263,000	4,513,917
6.88%, 3/15/2025	7,276,000	6,838,858
7.13%, 3/15/2026	10,029,000	9,109,541
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	4,272,000	3,091,988
5.38%, 10/15/2025 (a)	3,461,000	2,963,377
5.75%, 9/15/2031 (a)	3,278,000	2,364,946
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	7,358,000	6,070,718
3.63%, 3/1/2029 (a)	4,924,000	3,789,018
3.88%, 3/1/2031 (a)	7,290,000	5,338,467
4.00%, 10/15/2033 (a)	6,047,000	4,179,868
SLM Corp.:
3.13%, 11/2/2026	3,321,000	2,753,906
4.20%, 10/29/2025	3,242,000	2,908,139
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	4,598,000	4,013,180
5.50%, 4/15/2029 (a)	4,486,000	3,408,553
5.75%, 6/15/2027 (a)	2,928,000	2,341,375
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.38%, 2/1/2030 (a)	5,870,000	4,735,329
		185,331,318
ELECTRIC — 2.3%
Algonquin Power & Utilities Corp. 5 Year CMT + 3.25%, 4.75%, 1/18/2082 (b)	4,072,000	3,300,152
Calpine Corp.:
3.75%, 3/1/2031 (a)	5,145,000	4,045,719
4.50%, 2/15/2028 (a)	7,558,000	6,617,936
4.63%, 2/1/2029 (a)	5,099,000	4,163,843
5.00%, 2/1/2031 (a)	6,252,000	4,998,224
Security Description	Principal Amount	Value
5.13%, 3/15/2028 (a)	$8,670,000	$7,497,296
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	5,414,000	4,304,076
4.75%, 3/15/2028 (a)	5,166,000	4,613,290
Drax Finco PLC 6.63%, 11/1/2025 (a)	3,508,000	3,402,093
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.38%, 12/30/2030 (a)	3,337,000	1,986,483
FirstEnergy Corp. 2.65%, 3/1/2030	3,017,000	2,442,322
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	3,757,000	3,441,938
4.25%, 7/15/2024 (a)	3,720,000	3,566,252
4.25%, 9/15/2024 (a)	131,000	123,107
4.50%, 9/15/2027 (a)	1,645,500	1,503,148
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	3,265,000	2,646,576
3.63%, 2/15/2031 (a)	5,870,000	4,583,120
3.88%, 2/15/2032 (a)	6,242,000	4,880,370
5.25%, 6/15/2029 (a)	4,170,000	3,672,185
5.75%, 1/15/2028 (a)	840	779
5.75%, 1/15/2028	4,703,000	4,361,186
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	4,213,000	3,664,173
PG&E Corp.:
5.00%, 7/1/2028	5,255,000	4,545,628
5.25%, 7/1/2030	6,128,000	5,223,630
Pike Corp. 5.50%, 9/1/2028 (a)	3,496,000	2,832,110
Talen Energy Supply LLC 7.25%, 5/15/2027 (a)	763,000	785,104
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	6,931,000	5,792,999
5.00%, 7/31/2027 (a)	7,766,000	7,011,844
5.50%, 9/1/2026 (a)	5,548,000	5,181,832
5.63%, 2/15/2027 (a)	7,658,000	7,171,870
		118,359,285
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	4,370,000	3,265,876
4.75%, 6/15/2028 (a)	3,876,000	3,072,195
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	9,185,000	9,185,276
7.25%, 6/15/2028 (a)	7,401,000	7,284,138
		22,807,485
ELECTRONICS — 0.5%
Coherent Corp. 5.00%, 12/15/2029 (a)	5,803,000	4,807,553

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Imola Merger Corp. 4.75%, 5/15/2029 (a)	$11,064,000	$9,346,978
Sensata Technologies B.V. 4.00%, 4/15/2029 (a)	4,600,000	3,812,526
Sensata Technologies BV 5.88%, 9/1/2030 (a)	3,101,000	2,899,280
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	4,537,500	3,579,543
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	3,062,000	2,467,635
		26,913,515
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	3,997,000	3,786,718
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	4,569,000	3,880,908
5.00%, 1/31/2028 (a)	3,759,000	3,312,168
		10,979,794
ENGINEERING & CONSTRUCTION — 0.2%
Artera Services LLC 9.03%, 12/4/2025 (a)	6,025,057	4,851,135
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	171,000	123,483
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	31,000	27,977
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,550,000	1,316,756
Fluor Corp. 4.25%, 9/15/2028	3,763,000	3,273,358
Signature Aviation US Holdings, Inc. 4.00%, 3/1/2028 (a)	135,000	125,882
TopBuild Corp. 4.13%, 2/15/2032 (a)	2,793,000	2,143,097
		11,861,688
ENTERTAINMENT — 3.3%
Affinity Gaming 6.88%, 12/15/2027 (a)	2,847,000	2,319,280
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	4,799,000	2,377,665
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a)	5,549,000	4,313,626
10.00%, 6/15/2026 (a)	8,200,434	5,597,616
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,661,400	3,073,782
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a)	7,648,000	5,867,010
6.25%, 7/1/2025 (a)	19,439,000	18,734,336
8.13%, 7/1/2027 (a)	9,675,000	9,253,751
Security Description	Principal Amount	Value
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	$5,306,000	$5,121,139
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	6,593,000	5,767,359
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	4,906,000	4,724,674
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	4,233,000	3,679,620
5.50%, 4/1/2027 (a)	3,263,000	3,024,768
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	4,898,000	3,764,309
International Game Technology PLC:
4.13%, 4/15/2026 (a)	4,160,000	3,799,328
5.25%, 1/15/2029 (a)	4,080,000	3,623,081
6.25%, 1/15/2027 (a)	4,498,000	4,358,202
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	2,627,000	2,256,304
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	5,931,000	4,419,248
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	3,138,000	2,660,491
4.75%, 10/15/2027 (a)	5,882,000	5,114,458
6.50%, 5/15/2027 (a)	6,968,000	6,722,448
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	4,034,000	3,326,033
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a)	53,000	53,625
8.00%, 2/1/2026 (a)	7,876,000	6,590,243
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027 (a)	3,495,000	3,797,667
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	4,512,000	3,122,394
5.88%, 9/1/2031 (a)	3,687,000	2,487,877
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/2029	6,446,000	4,915,720
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. 6.63%, 3/1/2030 (a)	4,585,000	3,673,181

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Scientific Games International, Inc.:
7.00%, 5/15/2028 (a)	$4,034,000	$3,800,391
7.25%, 11/15/2029 (a)	3,520,000	3,276,310
8.63%, 7/1/2025 (a)	2,729,000	2,797,962
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	4,286,000	3,569,209
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	2,414,000	2,383,487
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a)	4,286,000	3,284,876
3.75%, 12/1/2029 (a)	2,877,000	2,389,492
3.88%, 7/15/2030 (a)	3,140,000	2,576,590
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	3,196,000	3,140,134
REGS, 5.13%, 10/1/2029 (a)	4,070,000	3,288,967
		169,046,653
ENVIRONMENTAL CONTROL — 0.9%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	2,058,000	1,880,353
Covanta Holding Corp. 4.88%, 12/1/2029 (a)	4,296,000	3,474,175
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	4,258,000	3,595,626
3.75%, 8/1/2025 (a)	4,362,000	4,025,079
4.00%, 8/1/2028 (a)	4,999,000	4,166,866
4.25%, 6/1/2025 (a)	2,425,000	2,278,579
4.38%, 8/15/2029 (a)	3,019,000	2,516,337
4.75%, 6/15/2029 (a)	5,259,000	4,449,693
5.13%, 12/15/2026 (a)	2,124,000	1,982,244
Harsco Corp. 5.75%, 7/31/2027 (a)	2,223,000	1,394,510
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	4,142,000	3,351,706
5.88%, 6/30/2029 (a)	5,929,000	4,134,232
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	2,855,000	2,363,540
5.38%, 7/15/2024 (a)	3,139,000	3,021,256
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	3,481,000	3,081,695
		45,715,891
FOOD — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	3,903,000	3,440,182
3.50%, 2/15/2023 (a)	135,000	133,799
3.50%, 3/15/2029 (a)	8,930,000	7,210,975
4.63%, 1/15/2027 (a)	7,192,500	6,476,199
4.88%, 2/15/2030 (a)	5,532,000	4,677,749
Security Description	Principal Amount	Value
5.88%, 2/15/2028 (a)	$4,674,500	$4,312,273
7.50%, 3/15/2026 (a)	4,109,000	4,148,734
B&G Foods, Inc. 5.25%, 9/15/2027	3,190,018	2,583,691
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	5,007,000	4,233,819
4.38%, 1/31/2032 (a)	4,168,000	3,454,480
4.88%, 5/15/2028 (a)	2,934,000	2,667,534
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	6,611,000	5,504,186
5.50%, 10/15/2027 (a)	5,562,000	5,053,411
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	8,230,000	6,625,150
4.63%, 4/15/2030 (a)	9,268,000	7,611,252
5.50%, 12/15/2029 (a)	7,323,000	6,337,397
5.63%, 1/15/2028 (a)	5,101,000	4,657,111
Sigma Holdco B.V. 7.88%, 5/15/2026 (a)	82,000	54,108
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	5,311,000	4,339,990
TreeHouse Foods, Inc. 4.00%, 9/1/2028	2,104,000	1,680,212
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	3,653,000	3,356,194
US Foods, Inc.:
4.63%, 6/1/2030 (a)	3,446,000	2,858,147
4.75%, 2/15/2029 (a)	5,567,000	4,765,185
6.25%, 4/15/2025 (a)	5,727,000	5,642,584
		101,824,362
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 2/1/2028 (a)	6,153,000	5,439,006
6.38%, 5/1/2025 (a)	8,656,000	8,480,543
TKC Holdings, Inc. 10.50%, 5/15/2029 (a)	4,182,000	3,205,712
		17,125,261
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a)	3,863,000	2,974,665
Glatfelter Corp. 4.75%, 11/15/2029 (a)	3,191,000	1,828,475
Mercer International, Inc. 5.13%, 2/1/2029	4,223,000	3,459,988
		8,263,128
HEALTH CARE PRODUCTS — 1.0%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	3,955,000	3,213,042
4.63%, 7/15/2028 (a)	9,470,000	8,441,274
Hologic, Inc. 3.25%, 2/15/2029 (a)	4,432,000	3,640,977

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Medline Borrower L.P. 5.25%, 10/1/2029 (a)	$13,937,000	$10,522,296
Medline Borrower LP 3.88%, 4/1/2029 (a)	25,600,000	20,557,824
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	3,812,000	3,315,220
4.63%, 11/15/2027	2,381,000	2,174,162
		51,864,795
HEALTH CARE SERVICES — 6.0%
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	3,127,750	2,442,210
3.50%, 4/1/2030 (a)	3,759,000	2,958,295
5.00%, 7/15/2027 (a)	3,311,000	2,973,046
Centene Corp.:
2.45%, 7/15/2028	14,153,000	11,509,503
2.50%, 3/1/2031	12,565,000	9,517,485
2.63%, 8/1/2031	7,056,000	5,341,533
3.00%, 10/15/2030	12,316,000	9,747,129
3.38%, 2/15/2030	11,282,000	9,223,486
4.25%, 12/15/2027	14,502,500	13,256,445
4.63%, 12/15/2029	20,879,000	18,756,650
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	2,577,000	2,145,249
4.00%, 3/15/2031 (a)	3,667,000	2,984,058
4.25%, 5/1/2028 (a)	2,111,000	1,845,858
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	7,101,000	4,775,067
5.25%, 5/15/2030 (a)	8,229,000	5,725,656
5.63%, 3/15/2027 (a)	11,409,000	8,787,440
6.00%, 1/15/2029 (a)	5,433,000	4,009,011
6.13%, 4/1/2030 (a)	7,893,000	3,721,076
6.88%, 4/1/2028 (a)	3,873,000	1,769,419
6.88%, 4/15/2029 (a)	9,487,000	4,592,846
8.00%, 3/15/2026 (a)	11,880,000	10,342,253
8.00%, 12/15/2027 (a)	4,352,000	3,440,038
DaVita, Inc.:
3.75%, 2/15/2031 (a)	9,278,500	6,612,787
4.63%, 6/1/2030 (a)	15,508,250	11,959,807
Encompass Health Corp.:
4.50%, 2/1/2028	4,491,000	3,872,589
4.75%, 2/1/2030	4,454,000	3,699,982
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	3,478,000	1,160,852
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	3,263,000	2,742,127
HCA, Inc. 5.38%, 9/1/2026	135,500	131,340
IQVIA, Inc. 5.00%, 5/15/2027 (a)	5,998,000	5,642,738
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	3,290,000	2,736,063
Security Description	Principal Amount	Value
6.75%, 4/15/2025 (a)	$3,419,000	$3,235,776
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	3,449,000	2,427,510
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	2,946,000	2,392,859
ModivCare, Inc. 5.88%, 11/15/2025 (a)	2,533,000	2,346,166
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	4,101,000	3,441,436
3.88%, 5/15/2032 (a)	4,077,000	3,344,567
4.38%, 6/15/2028 (a)	4,277,000	3,861,661
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	5,520,000	4,927,152
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	4,613,000	3,018,517
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	8,015,000	7,172,303
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	4,884,000	4,033,940
Select Medical Corp. 6.25%, 8/15/2026 (a)	7,255,000	6,829,712
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a)	3,079,000	2,993,465
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	3,566,000	2,840,497
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	7,869,000	6,513,407
4.38%, 1/15/2030 (a)	8,791,000	7,331,958
4.63%, 9/1/2024 (a)	3,061,000	2,964,334
4.63%, 6/15/2028 (a)	3,883,000	3,403,449
4.88%, 1/1/2026 (a)	12,353,000	11,471,243
5.13%, 11/1/2027 (a)	8,826,000	7,933,603
6.13%, 10/1/2028 (a)	13,908,000	12,269,777
6.13%, 6/15/2030 (a)	10,752,000	9,889,260
6.25%, 2/1/2027 (a)	8,863,000	8,271,927
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	5,775,000	4,850,538
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	3,725,929	1,697,571
		307,884,666
HOME BUILDERS — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC:
4.88%, 2/15/2030 (a)	2,775,000	2,058,134
6.25%, 9/15/2027 (a)	4,781,000	4,013,602
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	2,739,000	2,101,963
6.75%, 6/1/2027	2,674,000	2,516,662
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	2,698,000	2,061,596
5.25%, 12/15/2027 (a)	2,630,000	2,189,738

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	$3,020,000	$2,962,046
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	2,618,000	2,114,140
5.88%, 6/15/2027 (a)	2,943,000	2,740,227
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	3,949,000	2,967,476
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	2,546,000	2,231,875
		27,957,459
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	5,395,000	3,948,169
4.00%, 4/15/2029 (a)	4,376,000	3,485,003
		7,433,172
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,562,000	3,436,235
Central Garden & Pet Co. 4.13%, 10/15/2030	2,546,000	2,030,180
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027 (a)	3,907,000	2,989,988
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	3,357,000	2,286,923
		10,743,326
HOUSEWARES — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	3,913,000	3,588,377
Newell Brands, Inc.:
4.88%, 6/1/2025	1,492,000	1,444,137
6.63%, 9/15/2029	3,161,000	3,091,237
COR, 6.38%, 9/15/2027	3,123,000	3,097,110
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	4,263,000	2,526,382
		13,747,243
INSURANCE — 1.1%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	4,115,000	3,247,105
6.00%, 8/1/2029 (a)	3,347,000	2,566,346
7.00%, 11/15/2025 (a)	5,120,000	4,681,114
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	4,921,000	4,220,594
6.75%, 10/15/2027 (a)	7,299,000	6,325,094
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	4,551,000	3,807,185
Security Description	Principal Amount	Value
AssuredPartners, Inc. 5.63%, 1/15/2029 (a)	$3,251,000	$2,540,201
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	3,644,000	2,872,383
Enstar Finance LLC 5 Year CMT + 4.01%, 5.50%, 1/15/2042 (b)	4,241,000	3,390,128
Global Atlantic Fin Co. 5 Year CMT + 3.80%, 4.70%, 10/15/2051 (a) (b)	4,866,000	3,629,598
HUB International, Ltd.:
5.63%, 12/1/2029 (a)	2,769,500	2,313,003
7.00%, 5/1/2026 (a)	9,793,000	9,292,871
Liberty Mutual Group, Inc. 5 Year USD + 3.32%, 4.13%, 12/15/2051 (a) (b)	3,237,000	2,550,368
MGIC Investment Corp. 5.25%, 8/15/2028	4,469,000	3,991,130
Sagicor Financial Co., Ltd. 5.30%, 5/13/2028 (a)	3,162,000	2,958,399
		58,385,519
INTERNET — 2.6%
ANGI Group LLC 3.88%, 8/15/2028 (a)	3,114,000	2,199,200
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	5,523,000	4,309,542
6.13%, 12/1/2028 (a)	3,802,000	2,922,483
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	2,449,000	2,170,622
Endurance International Group Holdings, Inc. 6.00%, 2/15/2029 (a)	3,789,000	2,512,259
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	4,016,000	3,282,518
5.25%, 12/1/2027 (a)	2,426,000	2,237,985
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	3,657,000	2,531,668
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	3,242,000	2,448,261
4.13%, 8/1/2030 (a)	3,660,000	3,001,603
4.63%, 6/1/2028 (a)	3,292,000	2,877,603
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	4,602,000	3,674,513
Netflix, Inc.:
3.63%, 6/15/2025 (a)	2,361,000	2,227,651
4.88%, 4/15/2028	8,843,000	8,283,238
4.88%, 6/15/2030 (a)	6,042,000	5,516,104
5.38%, 11/15/2029 (a)	4,852,000	4,563,355
5.88%, 11/15/2028	10,804,000	10,493,817
6.38%, 5/15/2029	4,370,000	4,352,782
NortonLifeLock, Inc.:
COR, 6.75%, 9/30/2027 (a)	7,077,000	6,813,099

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
COR, 7.13%, 9/30/2030 (a)	$4,073,000	$3,929,386
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	5,007,000	3,205,732
Rakuten Group, Inc.:
5 Year CMT + 4.58%, 5.13%, 4/22/2026 (a) (b)	4,474,000	3,357,021
5 Year CMT + 4.96%, 6.25%, 4/22/2031 (a) (b)	6,156,000	4,559,626
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	2,303,000	2,246,830
Twitter, Inc.:
3.88%, 12/15/2027 (a)	3,876,000	3,637,432
5.00%, 3/1/2030 (a)	4,724,000	4,536,741
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	8,948,000	7,530,547
6.25%, 1/15/2028 (a)	2,627,000	2,443,110
7.50%, 5/15/2025 (a)	6,058,000	6,044,975
7.50%, 9/15/2027 (a)	7,743,000	7,588,372
8.00%, 11/1/2026 (a)	8,928,000	8,927,821
		134,425,896
INVESTMENT COMPANY SECURITY — 0.7%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	7,003,000	5,506,809
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	5,170,000	4,179,273
4.75%, 9/15/2024	7,586,000	7,111,647
5.25%, 5/15/2027	8,702,000	7,639,399
6.25%, 5/15/2026	6,934,000	6,477,535
6.38%, 12/15/2025	5,166,000	4,927,331
		35,841,994
IRON/STEEL — 0.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	3,611,000	3,192,088
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	3,986,000	3,678,839
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027	3,413,000	3,077,229
6.75%, 3/15/2026 (a)	4,975,000	4,893,758
Mineral Resources, Ltd.:
8.00%, 11/1/2027 (a)	4,829,000	4,647,864
8.13%, 5/1/2027 (a)	4,270,000	4,188,187
8.50%, 5/1/2030 (a)	3,654,000	3,529,837
		27,207,802
LEISURE TIME — 2.7%
Carnival Corp.:
4.00%, 8/1/2028 (a)	13,698,000	11,056,478
5.75%, 3/1/2027 (a)	19,953,000	13,990,245
Security Description	Principal Amount	Value
6.00%, 5/1/2029 (a)	$12,138,000	$8,003,919
7.63%, 3/1/2026 (a)	8,497,000	6,457,720
9.88%, 8/1/2027 (a)	5,909,000	5,790,820
10.50%, 2/1/2026 (a)	3,969,000	3,926,452
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	53,000	46,641
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	3,333,431	2,878,751
Life Time, Inc.:
5.75%, 1/15/2026 (a)	5,907,000	5,398,466
8.00%, 4/15/2026 (a)	249,000	212,873
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	3,444,000	2,387,450
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	4,253,500	3,614,241
5.88%, 3/15/2026 (a)	8,305,000	6,369,603
5.88%, 2/15/2027 (a)	5,352,000	4,456,182
7.75%, 2/15/2029 (a)	2,921,000	2,204,917
NCL Finance, Ltd. 6.13%, 3/15/2028 (a)	3,307,000	2,337,950
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028	2,921,000	1,898,621
4.25%, 7/1/2026 (a)	4,077,000	3,009,886
5.38%, 7/15/2027 (a)	5,773,000	4,241,654
5.50%, 8/31/2026 (a)	5,962,000	4,561,347
5.50%, 4/1/2028 (a)	7,824,000	5,500,116
10.88%, 6/1/2023 (a)	18,000	18,480
11.50%, 6/1/2025 (a)	8,037,000	8,539,393
11.63%, 8/15/2027 (a)	7,430,000	6,771,479
COR, 8.25%, 1/15/2029 (a)	6,119,000	5,952,380
COR, 9.25%, 1/15/2029 (a)	6,965,000	6,886,295
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	471,000	359,524
7.00%, 2/15/2029 (a)	3,099,000	2,385,331
13.00%, 5/15/2025 (a)	3,550,000	3,686,355
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	2,950,000	2,101,904
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	3,946,000	3,216,740
		138,262,213
LODGING — 3.5%
Boyd Gaming Corp.:
4.75%, 12/1/2027	5,957,000	5,271,468
4.75%, 6/15/2031 (a)	5,553,000	4,496,042
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	3,438,000	3,019,836
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	8,913,250	6,834,680
3.75%, 5/1/2029 (a)	4,535,000	3,754,209
4.00%, 5/1/2031 (a)	5,902,000	4,774,600

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 1/15/2030	$5,238,000	$4,571,779
5.38%, 5/1/2025 (a)	2,819,000	2,758,504
5.75%, 5/1/2028 (a)	3,130,000	2,940,197
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	3,472,000	2,652,365
5.00%, 6/1/2029 (a)	5,023,000	4,052,305
Las Vegas Sands Corp.:
2.90%, 6/25/2025	2,076,000	1,864,829
3.20%, 8/8/2024	9,865,000	9,275,172
3.50%, 8/18/2026	6,255,000	5,491,452
3.90%, 8/8/2029	5,237,000	4,339,850
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	3,473,000	2,757,423
6.13%, 9/15/2025 (a)	75,000	73,622
Melco Resorts Finance, Ltd.:
5.38%, 12/4/2029 (a)	6,687,000	4,110,365
5.75%, 7/21/2028 (a)	4,664,000	2,998,112
Series REGS, 4.88%, 6/6/2025	804,000	600,178
Series REGS, 5.25%, 4/26/2026	3,509,000	2,441,878
Series REGS, 5.63%, 7/17/2027	3,545,000	2,412,089
MGM China Holdings, Ltd.:
4.75%, 2/1/2027 (a)	4,249,000	3,286,729
5.25%, 6/18/2025 (a)	3,339,000	2,808,299
5.38%, 5/15/2024 (a)	3,612,000	3,176,971
5.88%, 5/15/2026 (a)	5,060,000	4,115,146
MGM Resorts International:
4.75%, 10/15/2028	4,483,500	3,795,597
5.50%, 4/15/2027	3,300,000	2,957,955
5.75%, 6/15/2025	3,298,000	3,150,777
6.75%, 5/1/2025	4,365,222	4,297,517
Sands China, Ltd.:
2.80%, 3/8/2027 (a)	7,000	5,540
2.80%, 3/8/2027	4,959,000	3,924,354
3.35%, 3/8/2029	5,167,000	3,862,177
3.75%, 8/8/2031 (a)	30,000	21,629
3.75%, 8/8/2031	3,223,000	2,323,719
4.30%, 1/8/2026	5,207,000	4,444,487
4.88%, 6/18/2030	4,320,000	3,404,419
5.63%, 8/8/2025	9,948,000	8,993,688
5.90%, 8/8/2028	10,871,000	9,183,060
Station Casinos LLC:
4.50%, 2/15/2028 (a)	3,441,000	2,832,769
4.63%, 12/1/2031 (a)	3,544,000	2,689,542
Studio City Finance, Ltd.:
5.00%, 1/15/2029 (a)	6,137,000	2,750,297
6.00%, 7/15/2025 (a)	3,249,000	1,823,014
6.50%, 1/15/2028 (a)	2,489,000	1,217,693
Travel & Leisure Co. 4.50%, 12/1/2029 (a)	2,743,000	2,128,157
Security Description	Principal Amount	Value
Travel + Leisure Co. 6.63%, 7/31/2026 (a)	$4,359,000	$4,100,686
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	4,663,000	4,321,808
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	2,332,000	2,051,834
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. REGS, 5.25%, 5/15/2027 (a)	93,000	81,954
Wynn Macau, Ltd.:
5.13%, 12/15/2029 (a)	5,869,000	3,846,249
5.50%, 1/15/2026 (a)	5,532,000	4,205,648
5.63%, 8/26/2028 (a)	7,759,000	5,215,522
		182,508,192
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp. 5.00%, 5/15/2029 (a)	3,338,000	2,864,238
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	4,640,000	3,738,123
Weir Group PLC 2.20%, 5/13/2026 (a)	4,458,000	3,750,471
		10,352,832
MACHINERY-DIVERSIFIED — 0.3%
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	4,606,000	3,443,077
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	134,000	126,185
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	3,446,000	2,679,024
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	4,625,000	3,689,085
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	8,629,000	7,350,614
		17,287,985
MEDIA — 8.4%
Altice Financing SA:
5.00%, 1/15/2028 (a)	7,113,000	5,496,144
5.75%, 8/15/2029 (a)	11,808,000	9,035,364
AMC Networks, Inc. 4.25%, 2/15/2029	5,534,000	4,159,963
Audacy Capital Corp. 6.75%, 3/31/2029 (a)	2,889,000	703,500
Cable One, Inc. 4.00%, 11/15/2030 (a)	3,866,000	3,009,642
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	17,572,000	13,594,051
4.25%, 1/15/2034 (a)	11,791,000	8,514,281
4.50%, 8/15/2030 (a)	14,705,000	11,632,243
4.50%, 5/1/2032	16,536,000	12,603,739
4.50%, 6/1/2033 (a)	10,138,000	7,519,557
4.75%, 3/1/2030 (a)	17,556,000	14,222,993

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 2/1/2032 (a)	$7,817,000	$6,100,074
5.38%, 6/1/2029 (a)	8,105,000	7,107,193
6.38%, 9/1/2029 (a)	8,764,000	8,045,790
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	81,762
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	5,871,500	4,138,527
4.50%, 11/15/2031 (a)	8,378,000	6,294,643
4.63%, 12/1/2030 (a)	12,904,500	8,775,189
5.00%, 11/15/2031 (a)	2,831,000	1,867,271
5.38%, 2/1/2028 (a)	5,871,000	5,121,038
5.75%, 1/15/2030 (a)	12,501,000	8,889,711
6.50%, 2/1/2029 (a)	9,653,000	8,531,514
7.50%, 4/1/2028 (a)	6,853,500	5,595,540
4.13%, 12/1/2030 (a)	6,797,000	5,106,518
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	15,224,000	3,023,334
6.63%, 8/15/2027 (a)	2,955,000	201,915
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	22,263,000	19,236,790
DISH DBS Corp.:
5.13%, 6/1/2029	8,875,000	5,214,950
5.25%, 12/1/2026 (a)	16,032,000	13,232,332
5.75%, 12/1/2028 (a)	15,023,000	11,326,441
7.38%, 7/1/2028	5,949,000	4,001,773
GCI LLC 4.75%, 10/15/2028 (a)	3,935,000	3,271,992
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	7,168,000	5,619,784
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	4,306,000	3,230,361
7.00%, 5/15/2027 (a)	4,286,000	4,025,497
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	3,885,000	3,237,759
5.25%, 8/15/2027 (a)	4,186,000	3,568,063
6.38%, 5/1/2026	4,648,940	4,313,101
8.38%, 5/1/2027	7,464,474	6,286,207
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	6,146,000	4,677,290
6.75%, 10/15/2027 (a)	7,203,000	5,980,507
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	4,804,000	4,011,340
8.00%, 8/1/2029 (a)	4,544,000	3,731,942
News Corp.:
3.88%, 5/15/2029 (a)	5,281,000	4,482,196
5.13%, 2/15/2032 (a)	2,055,000	1,820,319
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a)	5,769,000	4,903,996
5.63%, 7/15/2027 (a)	10,778,000	9,924,167
Security Description	Principal Amount	Value
Paramount Global:
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (b)	$79,000	$68,875
5 Year CMT + 4.00%, 6.38%, 3/30/2062 (b)	5,527,000	4,788,924
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	4,720,000	3,869,928
6.50%, 9/15/2028 (a)	5,746,000	3,987,207
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,573,000	2,851,468
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	4,861,000	3,679,242
5.50%, 3/1/2030 (a)	2,884,000	2,076,480
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	5,329,000	4,680,567
3.88%, 9/1/2031 (a)	8,550,000	6,646,343
4.00%, 7/15/2028 (a)	12,689,000	10,807,729
4.13%, 7/1/2030 (a)	8,496,000	6,931,037
5.50%, 7/1/2029 (a)	6,731,000	6,063,352
TEGNA, Inc.:
4.63%, 3/15/2028	5,648,000	5,221,011
4.75%, 3/15/2026 (a)	3,025,000	2,921,243
5.00%, 9/15/2029	5,688,000	5,249,910
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	5,885,000	5,103,884
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	3,766,000	3,453,460
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	6,516,000	5,312,495
6.63%, 6/1/2027 (a)	8,369,000	7,910,630
7.38%, 6/30/2030 (a)	4,755,000	4,517,488
UPC Broadband Finco B.V. 4.88%, 7/15/2031 (a)	7,214,000	5,580,173
Urban One, Inc. 7.38%, 2/1/2028 (a)	4,574,000	3,886,345
Videotron, Ltd. 3.63%, 6/15/2029 (a)	3,580,000	2,904,812
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	5,230,000	3,915,910
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	5,464,000	4,275,635
5.50%, 5/15/2029 (a)	7,762,000	6,681,297
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	3,450,000	2,783,564
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	8,311,000	6,345,947
Ziggo B.V. 4.88%, 1/15/2030 (a)	6,112,000	4,832,820

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Ziggo Bond Co. B.V. 5.13%, 2/28/2030 (a)	$3,149,000	$2,256,101
		435,072,180
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	2,454,000	2,378,024
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	2,489,000	2,098,874
		4,476,898
MINING — 1.1%
Arconic Corp.:
6.00%, 5/15/2025 (a)	3,600,000	3,470,904
6.13%, 2/15/2028 (a)	6,128,000	5,401,710
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	2,924,000	2,749,993
Constellium SE 3.75%, 4/15/2029 (a)	3,145,000	2,306,417
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (a)	8,677,000	6,721,204
4.50%, 9/15/2027 (a)	3,283,000	2,903,190
6.13%, 4/15/2032 (a)	4,236,000	3,637,199
FMG Resources August Pty. Ltd. 5.88%, 4/15/2030 (a)	4,070,000	3,544,563
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	3,929,000	3,265,196
4.50%, 4/1/2026 (a)	107,000	88,922
6.13%, 4/1/2029 (a)	722,000	583,058
6.13%, 4/1/2029	2,605,000	2,103,694
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	2,953,000	2,145,148
4.63%, 3/1/2028 (a)	3,851,000	3,149,309
Novelis Corp.:
3.25%, 11/15/2026 (a)	4,321,000	3,632,362
3.88%, 8/15/2031 (a)	5,037,000	3,759,264
4.75%, 1/30/2030 (a)	9,655,000	7,921,638
		57,383,771
MISCELLANEOUS MANUFACTURER — 0.3%
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	3,657,000	2,888,811
12.25%, 11/15/2026 (a)	4,434,000	3,516,739
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	3,417,000	3,175,418
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	4,287,000	3,682,404
		13,263,372
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	4,342,000	3,906,628
Security Description	Principal Amount	Value
5.50%, 8/15/2028 (a)	$4,954,000	$3,972,117
		7,878,745
OIL & GAS — 6.2%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	4,641,000	4,486,594
Antero Resources Corp. 5.38%, 3/1/2030 (a)	3,014,000	2,707,928
Apache Corp. 4.25%, 1/15/2030	3,130,000	2,726,449
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	4,916,000	4,742,564
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	4,054,000	4,075,527
California Resources Corp. 7.13%, 2/1/2026 (a)	3,422,000	3,218,254
Callon Petroleum Co.:
7.50%, 6/15/2030 (a)	3,507,000	3,072,693
8.00%, 8/1/2028 (a)	3,972,000	3,660,873
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a)	3,050,000	3,126,433
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	2,006,000	1,921,307
5.88%, 2/1/2029 (a)	3,721,000	3,456,251
6.75%, 4/15/2029 (a)	4,910,000	4,701,079
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	2,721,000	2,500,300
7.25%, 3/14/2027 (a)	415,000	404,256
COR, 7.38%, 1/15/2031 (a)	2,104,000	2,061,352
Colgate Energy Partners III LLC 5.88%, 7/1/2029 (a)	4,034,000	3,603,249
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	5,449,000	4,743,790
6.75%, 3/1/2029 (a)	6,409,000	5,931,273
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	4,597,000	4,135,553
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	6,765,000	6,476,811
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	2,960,000	2,675,603
Earthstone Energy Holdings LLC 8.00%, 4/15/2027 (a)	4,636,000	4,369,013
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	4,035,000	3,727,291
Endeavor Energy Resources L.P./EER Finance, Inc. 5.75%, 1/30/2028 (a)	5,434,000	5,168,929

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
EQT Corp. 3.90%, 10/1/2027	$300	$273
Gulfport Energy Corp. 8.00%, 5/17/2026	2,885,523	2,872,682
Gulfport Energy Operating Corp. 6.38%, 5/15/2025	1,081,000	1,351
Harbour Energy PLC 5.50%, 10/15/2026 (a)	3,465,000	3,158,625
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	3,783,000	3,338,384
6.00%, 2/1/2031 (a)	3,516,000	3,072,984
6.25%, 11/1/2028 (a)	3,847,000	3,551,127
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.00%, 4/15/2030 (a)	2,666,000	2,351,759
6.25%, 4/15/2032 (a)	3,011,000	2,678,224
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	384,000	345,811
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	4,203,000	3,974,903
Laredo Petroleum, Inc. 9.50%, 1/15/2025	3,053,000	3,033,064
Matador Resources Co. 5.88%, 9/15/2026	5,154,000	4,977,733
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	3,837,000	3,440,715
7.13%, 2/1/2027 (a)	6,913,000	7,019,115
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	4,195,000	3,660,305
10.50%, 5/15/2027 (a)	3,116,000	2,899,376
Murphy Oil Corp.:
5.88%, 12/1/2027	3,229,000	3,023,022
6.38%, 7/15/2028	73,000	68,970
Nabors Industries, Inc.:
5.75%, 2/1/2025	2,331,462	2,120,954
7.38%, 5/15/2027 (a)	4,658,000	4,303,759
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	3,478,000	3,034,138
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	5,088,000	4,801,088
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	5,104,000	4,786,072
Occidental Petroleum Corp.:
2.90%, 8/15/2024	616,000	587,997
3.20%, 8/15/2026	412,000	379,374
3.50%, 8/15/2029	219,000	199,899
5.50%, 12/1/2025	3,741,000	3,737,708
5.55%, 3/15/2026	5,470,000	5,483,566
5.88%, 9/1/2025	3,941,500	3,955,571
6.13%, 1/1/2031	7,259,000	7,149,317
6.38%, 9/1/2028	4,240,500	4,229,517
6.45%, 9/15/2036	9,885,000	9,841,901
6.63%, 9/1/2030	8,582,000	8,695,111
Security Description	Principal Amount	Value
6.95%, 7/1/2024	$2,393,000	$2,459,286
7.50%, 5/1/2031	5,171,000	5,404,626
8.00%, 7/15/2025	3,190,000	3,388,290
8.50%, 7/15/2027	2,799,000	3,008,701
8.88%, 7/15/2030	6,354,000	7,052,178
Parkland Corp.:
4.50%, 10/1/2029 (a)	3,941,000	3,201,747
4.63%, 5/1/2030 (a)	4,665,000	3,785,601
5.88%, 7/15/2027 (a)	2,559,000	2,369,020
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	3,182,000	2,618,913
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	135,000	128,933
6.00%, 2/15/2028	4,828,000	4,166,950
PDC Energy, Inc. 5.75%, 5/15/2026	3,546,000	3,281,078
Petrofac, Ltd.:
9.75%, 11/15/2026 (a)	2,591,000	1,953,510
9.75%, 11/15/2026	136,000	102,539
Puma International Financing SA:
5.00%, 1/24/2026 (a)	4,961,000	4,382,448
5.13%, 10/6/2024 (a)	4,583,000	4,254,628
Range Resources Corp.:
4.75%, 2/15/2030 (a)	2,850,000	2,471,520
8.25%, 1/15/2029	3,603,000	3,654,127
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	4,866,000	4,265,779
Southwestern Energy Co.:
4.75%, 2/1/2032	6,212,000	5,221,559
5.38%, 2/1/2029	3,796,000	3,448,552
5.38%, 3/15/2030	6,432,000	5,781,017
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	3,396,000	2,890,607
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	4,378,000	3,635,316
4.50%, 4/30/2030	5,120,000	4,200,960
6.00%, 4/15/2027	3,890,000	3,707,598
Talos Production, Inc. 12.00%, 1/15/2026	5,356,000	5,586,201
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	3,487,000	3,190,326
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	90,147	85,515
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	351,324	320,766
Transocean, Inc.:
7.50%, 1/15/2026 (a)	3,219,000	2,377,135
8.00%, 2/1/2027 (a)	4,538,000	3,145,968
11.50%, 1/30/2027 (a)	3,891,000	3,608,513
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	4,107,000	4,033,444
		317,651,118

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.6%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	$4,573,000	$4,024,469
6.88%, 4/1/2027 (a)	2,821,000	2,538,477
CGG SA 8.75%, 4/1/2027 (a)	2,731,000	2,307,203
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	802,000	715,665
KCA Deutag UK Finance PLC 9.88%, 12/1/2025 (a)	3,114,000	2,847,099
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	4,502,000	4,142,740
6.88%, 9/1/2027	4,623,000	4,205,127
Weatherford International, Ltd.:
6.50%, 9/15/2028 (a)	3,558,000	3,237,815
8.63%, 4/30/2030 (a)	9,310,000	8,121,020
11.00%, 12/1/2024 (a)	115,000	117,038
		32,256,653
PACKAGING & CONTAINERS — 1.9%
ARD Finance SA 6.50%, 6/30/2027 (a)	4,911,958	3,363,758
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.00%, 6/15/2027 (a)	3,423,000	3,241,478
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	3,620,000	2,957,069
4.00%, 9/1/2029 (a)	6,753,000	4,960,281
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	6,777,000	5,637,448
5.25%, 4/30/2025 (a)	3,975,000	3,718,732
5.25%, 8/15/2027 (a)	11,117,000	6,943,682
Ball Corp.:
2.88%, 8/15/2030	7,551,000	5,807,172
3.13%, 9/15/2031	5,452,000	4,091,017
4.88%, 3/15/2026	3,149,000	2,986,858
Berry Global, Inc. 5.63%, 7/15/2027 (a)	3,512,000	3,258,925
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	2,697,000	2,460,015
8.75%, 4/15/2030 (a)	7,388,000	6,123,027
Crown Americas LLC 5.25%, 4/1/2030 (a)	2,900,000	2,611,711
Security Description	Principal Amount	Value
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	$5,113,000	$4,768,997
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	2,711,000	2,193,877
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	4,165,000	3,318,172
LABL, Inc.:
5.88%, 11/1/2028 (a)	3,876,000	3,144,793
6.75%, 7/15/2026 (a)	3,345,000	3,031,707
10.50%, 7/15/2027 (a)	4,094,000	3,509,623
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	69,000	65,468
7.25%, 4/15/2025 (a)	50	44
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,185,000	2,892,394
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	3,674,000	3,042,292
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	5,057,000	4,245,706
Silgan Holdings, Inc. 4.13%, 2/1/2028	2,533,000	2,238,969
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	6,032,000	5,443,578
8.50%, 8/15/2027 (a)	4,396,000	3,887,515
		99,944,308
PHARMACEUTICALS — 2.5%
1375209 BC, Ltd. 9.00%, 1/30/2028	2,202,152	2,185,636
180 Medical, Inc. 3.88%, 10/15/2029 (a)	3,229,000	2,713,296
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	2,435,000	1,951,360
5.13%, 3/1/2030 (a)	2,912,000	2,402,866
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	10,363,500	4,409,358
9.25%, 4/1/2026 (a)	3,745,000	2,218,351
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	9,369,000	6,035,885
5.00%, 1/30/2028 (a)	6,602,000	2,431,913
5.00%, 2/15/2029 (a)	4,275,000	1,660,453
5.25%, 1/30/2030 (a)	7,134,000	2,698,792
5.25%, 2/15/2031 (a)	5,181,000	1,998,156
5.50%, 11/1/2025 (a)	10,725,000	8,568,203

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 8/15/2027 (a)	$3,947,000	$2,660,278
6.13%, 2/1/2027 (a)	5,955,000	4,130,745
6.25%, 2/15/2029 (a)	7,988,000	2,985,355
7.00%, 1/15/2028 (a)	4,339,000	1,664,701
7.25%, 5/30/2029 (a)	4,802,000	1,840,847
9.00%, 12/15/2025 (a)	3,446,500	2,228,679
11.00%, 9/30/2028	3,911,961	3,149,128
14.00%, 10/15/2030	774,386	422,040
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	5,256,000	4,805,351
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	4,103,000	3,384,236
Elanco Animal Health, Inc. 6.40%, 8/28/2028	4,294,000	3,825,052
Embecta Corp. 5.00%, 2/15/2030 (a)	2,942,000	2,527,090
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	3,540,000	3,209,930
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	3,163,000	2,256,674
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	2,830,000	2,649,786
Jazz Securities DAC 4.38%, 1/15/2029 (a)	8,607,000	7,431,284
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
10.00%, 6/15/2029 (a)	76,000	41,105
11.50%, 12/15/2028 (a)	3,505,000	3,152,152
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	2,339,000	1,976,642
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	12,010,000	10,267,589
5.13%, 4/30/2031 (a)	10,798,000	8,856,952
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a)	2,683,000	2,116,538
6.63%, 4/1/2030 (a)	3,223,000	2,835,982
Perrigo Finance Unlimited Co. 4.40%, 6/15/2030	5,192,000	4,250,223
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	2,469,000	2,173,955
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	3,398,000	2,639,872
		126,756,455
PIPELINES — 4.5%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	4,249,000	3,741,499
5.75%, 3/1/2027 (a)	3,380,500	3,125,712
Security Description	Principal Amount	Value
5.75%, 1/15/2028 (a)	$4,577,500	$4,178,159
7.88%, 5/15/2026 (a)	2,095,000	2,107,046
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	3,843,000	3,706,228
Buckeye Partners L.P.:
4.13%, 3/1/2025 (a)	2,355,000	2,154,166
4.50%, 3/1/2028 (a)	3,008,000	2,557,552
Cheniere Energy Partners L.P.:
4.00%, 3/1/2031	8,458,000	7,107,342
COR, 3.25%, 1/31/2032	7,394,000	5,679,553
4.50%, 10/1/2029	8,046,000	7,104,135
Cheniere Energy, Inc. 4.63%, 10/15/2028	10,568,000	9,692,441
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	8,869,000	7,510,801
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	3,077,000	2,788,008
6.00%, 2/1/2029 (a)	4,573,000	4,090,183
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	6,402,000	5,409,690
4.38%, 6/15/2031 (a)	5,079,000	4,188,245
Energy Transfer L.P. 4.25%, 3/15/2023	35,000	34,446
EnLink Midstream LLC:
5.63%, 1/15/2028 (a)	3,059,000	2,875,735
6.50%, 9/1/2030 (a)	3,987,000	3,891,511
EQM Midstream Partners L.P.:
4.50%, 1/15/2029 (a)	4,851,000	3,933,870
4.75%, 1/15/2031 (a)	5,718,000	4,538,319
5.50%, 7/15/2028	5,620,000	4,813,080
7.50%, 6/1/2027 (a)	3,015,000	2,880,079
7.50%, 6/1/2030 (a)	4,173,000	3,951,497
6.50%, 7/1/2027 (a)	5,251,000	4,872,245
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	3,585,000	3,594,536
Genesis Energy L.P./Genesis Energy Finance Corp.:
7.75%, 2/1/2028	4,462,000	3,857,087
8.00%, 1/15/2027	5,970,000	5,237,362
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	4,474,000	4,184,980
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	28,089
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (a)	5,015,000	4,064,708
5.13%, 6/15/2028 (a)	2,826,000	2,486,654
5.63%, 2/15/2026 (a)	5,178,000	4,915,009

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	$2,367,000	$2,089,635
ITT Holdings LLC 6.50%, 8/1/2029 (a)	7,386,000	5,753,029
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	6,240,000	5,710,786
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	8,717,000	8,053,375
6.75%, 9/15/2025 (a)	7,071,000	6,695,671
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	11,604,000	10,329,533
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	3,410,000	3,198,955
NuStar Logistics L.P.:
5.75%, 10/1/2025	3,448,000	3,194,089
6.00%, 6/1/2026	2,933,000	2,698,917
6.38%, 10/1/2030	3,889,000	3,339,329
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	2,101,000	2,127,536
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	3,097,000	2,660,509
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026 (a)	4,840,000	4,538,032
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	2,311,000	1,976,090
6.00%, 12/31/2030 (a)	4,962,000	4,217,154
6.00%, 9/1/2031 (a)	2,608,000	2,204,360
7.50%, 10/1/2025 (a)	3,759,000	3,711,975
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 6.50%, 7/15/2027	136,500	135,545
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	6,933,000	5,959,330
3.88%, 11/1/2033 (a)	6,666,000	5,278,405
4.13%, 8/15/2031 (a)	6,925,000	5,738,817
Western Midstream Operating L.P.:
3.35%, 2/1/2025	3,619,000	3,368,493
4.30%, 2/1/2030	7,371,000	6,270,362
		234,549,894
REAL ESTATE — 0.9%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	3,086,000	2,865,505
Security Description	Principal Amount	Value
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	$3,411,000	$2,712,939
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	3,574,000	3,355,343
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	4,149,000	3,205,227
4.38%, 2/1/2031 (a)	3,716,000	2,671,990
5.38%, 8/1/2028 (a)	4,448,000	3,694,153
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	4,936,000	3,777,817
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	4,043,000	3,088,367
4.75%, 2/1/2030	3,172,000	2,357,176
5.00%, 3/1/2031	3,273,000	2,379,013
Newmark Group, Inc. 6.13%, 11/15/2023	2,730,000	2,697,595
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a)	5,606,000	3,819,816
5.75%, 1/15/2029 (a)	5,163,000	3,724,278
WeWork Cos. LLC/WW Co-Obligor, Inc. 5.00%, 7/10/2025 (a)	3,570,000	2,074,563
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	4,098,000	2,841,676
		45,265,458
REAL ESTATE INVESTMENT TRUSTS — 3.2%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	4,100,000	3,091,687
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a)	3,937,000	3,222,789
5.75%, 5/15/2026 (a)	5,318,000	4,839,167
Diversified Healthcare Trust:
4.38%, 3/1/2031	2,879,000	1,862,166
4.75%, 2/15/2028	3,124,000	1,968,214
9.75%, 6/15/2025	2,818,000	2,556,771
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	2,583,000	2,019,209
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/2026 (a)	6,218,000	4,989,945
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	4,473,000	3,468,722
Iron Mountain, Inc.:
4.88%, 9/15/2029 (a)	6,727,000	5,530,267

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/15/2028 (a)	$3,075,000	$2,644,500
5.25%, 3/15/2028 (a)	5,329,000	4,678,702
5.25%, 7/15/2030 (a)	8,146,000	6,754,012
5.63%, 7/15/2032 (a)	3,792,000	3,032,159
REIT, 4.50%, 2/15/2031 (a)	6,553,000	5,072,743
iStar, Inc.:
4.25%, 8/1/2025	2,375,000	2,314,722
4.75%, 10/1/2024	4,448,000	4,385,639
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	4,391,000	3,593,331
4.75%, 6/15/2029 (a)	4,129,000	3,094,107
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	7,547,000	5,256,561
4.63%, 8/1/2029	5,542,000	4,464,192
5.00%, 10/15/2027	2,177,000	1,880,318
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	3,061,000	2,293,393
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	4,468,000	3,618,633
5.88%, 10/1/2028 (a)	4,141,000	3,546,063
7.50%, 6/1/2025 (a)	3,635,500	3,616,668
RHP Hotel Properties L.P./RHP Finance Corp.:
4.50%, 2/15/2029 (a)	3,640,000	3,028,990
4.75%, 10/15/2027	3,282,000	2,854,618
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	3,210,000	2,729,752
RLJ Lodging Trust L.P.:
3.75%, 7/1/2026 (a)	2,047,000	1,747,667
4.00%, 9/15/2029 (a)	2,656,000	2,088,732
SBA Communications Corp.:
3.13%, 2/1/2029	9,506,000	7,643,584
Series WI, 3.88%, 2/15/2027	8,690,500	7,717,338
Service Properties Trust:
4.35%, 10/1/2024	4,984,000	4,391,951
7.50%, 9/15/2025	4,550,000	4,253,021
Starwood Property Trust, Inc. 4.38%, 1/15/2027 (a)	3,731,000	3,182,655
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
6.00%, 1/15/2030 (a)	4,083,000	2,603,239
7.88%, 2/15/2025 (a)	14,261,000	13,894,064
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	4,906,000	3,883,786
6.50%, 2/15/2029 (a)	6,357,000	4,260,525
Security Description	Principal Amount	Value
XHR L.P.:
4.88%, 6/1/2029 (a)	$2,361,000	$1,949,926
6.38%, 8/15/2025 (a)	2,589,000	2,489,272
		162,513,800
RETAIL — 4.8%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	3,921,000	3,244,863
3.88%, 1/15/2028 (a)	8,305,500	7,224,788
4.00%, 10/15/2030 (a)	16,346,000	12,869,206
4.38%, 1/15/2028 (a)	5,580,000	4,835,461
5.75%, 4/15/2025 (a)	2,699,000	2,675,600
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a)	3,899,000	3,115,535
5.00%, 2/15/2032 (a)	3,413,000	2,643,130
At Home Group, Inc. 7.13%, 7/15/2029 (a)	2,945,000	1,756,398
Bath & Body Works, Inc.:
5.25%, 2/1/2028	2,344,000	2,041,155
6.63%, 10/1/2030 (a)	6,705,000	5,831,204
7.50%, 6/15/2029	2,612,000	2,389,980
Carvana Co.:
4.88%, 9/1/2029 (a)	3,952,000	1,926,719
5.50%, 4/15/2027 (a)	3,471,000	1,889,474
5.63%, 10/1/2025 (a)	2,996,000	2,086,864
5.88%, 10/1/2028 (a)	3,922,000	2,016,026
10.25%, 5/1/2030 (a)	19,022,000	12,680,826
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	4,297,000	3,878,386
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	4,387,000	3,955,670
8.50%, 10/30/2025 (a)	3,439,000	3,009,125
Ferrellgas L.P./Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	3,848,000	3,383,546
5.88%, 4/1/2029 (a)	4,774,000	3,920,027
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	6,046,000	5,004,093
6.75%, 1/15/2030 (a)	7,169,000	5,453,387
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	4,519,000	3,791,125
5.63%, 1/1/2030 (a)	3,954,000	3,382,331
Gap, Inc.:
3.63%, 10/1/2029 (a)	3,461,000	2,271,316
3.88%, 10/1/2031 (a)	4,312,000	2,762,914
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,210,500	3,399,642
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	3,333,000	2,956,771
IRB Holding Corp. 7.00%, 6/15/2025 (a)	4,392,000	4,372,807

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	$5,792,000	$3,922,227
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	5,299,000	4,115,733
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	4,322,000	3,468,405
4.38%, 1/15/2031 (a)	2,601,000	2,130,141
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	4,792,000	4,278,825
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	3,904,000	3,133,467
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	5,941,000	4,173,493
7.88%, 5/1/2029 (a)	7,149,000	4,123,972
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	2,271,000	1,822,977
4.75%, 9/15/2029	3,316,000	2,956,711
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	5,619,000	5,193,417
Nordstrom, Inc. 4.38%, 4/1/2030	2,898,000	2,123,567
Party City Holdings, Inc. 8.75%, 2/15/2026 (a)	4,426,000	2,558,715
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	2,497,000	2,309,650
3.75%, 6/15/2029	2,752,000	2,206,196
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	6,412,000	5,518,552
7.75%, 2/15/2029 (a)	6,392,000	5,716,302
QVC, Inc.:
4.38%, 9/1/2028	2,918,000	1,991,389
WI, 4.75%, 2/15/2027	3,497,000	2,643,522
Rite Aid Corp. 8.00%, 11/15/2026 (a)	6,113,000	4,336,256
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a)	3,241,000	2,545,579
4.88%, 11/15/2031 (a)	2,916,000	2,209,861
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	4,457,000	3,722,263
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	3,641,000	3,121,356
6.00%, 12/1/2029 (a)	4,306,000	3,430,719
Staples, Inc.:
7.50%, 4/15/2026 (a)	12,403,000	10,413,187
10.75%, 4/15/2027 (a)	5,732,000	4,245,348
Security Description	Principal Amount	Value
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	$2,916,000	$2,394,794
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	3,940,000	3,276,780
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	3,462,000	2,615,299
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	4,220,000	3,486,775
Yum! Brands, Inc.:
3.63%, 3/15/2031	5,173,000	4,122,984
4.63%, 1/31/2032	6,275,000	5,267,047
4.75%, 1/15/2030 (a)	4,834,000	4,221,339
5.38%, 4/1/2032	6,417,000	5,686,168
		250,251,385
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	3,026,000	2,931,468
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	4,915,000	4,485,232
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	4,250,000	3,652,620
		11,069,320
SOFTWARE — 2.8%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	14,370,000	11,369,113
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	6,368,000	5,424,262
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	3,594,000	3,523,845
Camelot Finance SA 4.50%, 11/1/2026 (a)	4,268,000	3,901,379
CDK Global, Inc. 5.25%, 5/15/2029 (a)	94,000	91,943
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	4,730,000	4,500,926
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	5,381,000	4,447,665
4.88%, 7/1/2029 (a)	5,069,000	3,965,631
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	3,037,000	2,590,531
Elastic NV 4.13%, 7/15/2029 (a)	3,020,000	2,387,823
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	4,466,000	3,817,045
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	2,144,000	1,767,878
MSCI, Inc.:
3.25%, 8/15/2033 (a)	4,188,000	3,232,466
3.63%, 9/1/2030 (a)	5,015,000	4,194,496
3.63%, 11/1/2031 (a)	3,430,000	2,757,548

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 2/15/2031 (a)	$4,765,000	$4,010,462
4.00%, 11/15/2029 (a)	5,409,000	4,664,235
Open Text Corp.:
3.88%, 2/15/2028 (a)	5,304,000	4,367,473
3.88%, 12/1/2029 (a)	4,641,000	3,573,802
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	5,323,000	4,254,834
4.13%, 12/1/2031 (a)	4,852,000	3,679,611
Picard Midco, Inc. 6.50%, 3/31/2029	24,113,000	20,371,627
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	3,224,000	2,577,169
PTC, Inc.:
3.63%, 2/15/2025 (a)	1,965,000	1,831,871
4.00%, 2/15/2028 (a)	3,053,000	2,680,870
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	3,086,000	2,038,149
5.38%, 12/1/2028 (a)	3,438,000	1,618,817
ROBLOX Corp. 3.88%, 5/1/2030 (a)	5,130,000	4,174,640
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	3,212,000	2,377,844
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	10,736,000	9,850,709
Twilio, Inc.:
3.63%, 3/15/2029	2,879,000	2,325,599
3.88%, 3/15/2031	1,898,000	1,489,228
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	10,235,000	7,842,569
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	3,461,000	2,830,267
		144,532,327
TELECOMMUNICATIONS — 5.0%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	6,742,000	4,322,903
10.50%, 5/15/2027 (a)	9,778,000	7,693,233
Altice France SA:
5.13%, 7/15/2029 (a)	13,234,000	9,890,562
5.50%, 1/15/2028 (a)	7,290,000	5,771,639
5.50%, 10/15/2029 (a)	12,196,000	9,175,539
8.13%, 2/1/2027 (a)	10,085,122	9,011,258
Avanti Communications Group PLC 9.00%, 10/1/2022 (a)	147,527	23,196
Avaya, Inc. 6.13%, 9/15/2028 (a)	5,352,000	2,650,899
British Telecommunications PLC:
5 Year CMT + 2.99%, 4.25%, 11/23/2081 (a) (b)	2,650,000	2,254,541
Security Description	Principal Amount	Value
5 Year CMT + 3.49%, 4.88%, 11/23/2081 (a) (b)	$3,423,000	$2,812,097
CommScope, Inc.:
4.75%, 9/1/2029 (a)	8,091,000	6,596,350
6.00%, 3/1/2026 (a)	8,759,000	8,068,002
7.13%, 7/1/2028 (a)	4,191,000	3,242,116
8.25%, 3/1/2027 (a)	6,716,000	5,556,415
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a)	13,275,000	11,600,890
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	4,966,000	3,712,035
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	8,786,000	7,536,367
5.88%, 10/15/2027 (a)	6,113,000	5,486,173
5.88%, 11/1/2029	4,333,582	3,386,954
6.00%, 1/15/2030 (a)	5,920,000	4,652,054
6.75%, 5/1/2029 (a)	5,139,000	4,240,908
8.75%, 5/15/2030 (a)	8,201,000	8,215,188
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	5,319,000	3,270,387
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	7,202,000	6,294,548
7.00%, 10/15/2028 (a)	5,567,000	4,773,034
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	17,024,000	14,469,208
Intrado Corp. 8.50%, 10/15/2025 (a)	4,661,000	3,967,909
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	4,707,500	3,488,352
3.75%, 7/15/2029 (a)	6,040,825	4,423,213
4.25%, 7/1/2028 (a)	7,349,000	5,741,994
4.63%, 9/15/2027 (a)	5,774,000	4,805,296
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	7,247,000	6,149,079
5.13%, 12/15/2026 (a)	500,000	431,915
4.50%, 1/15/2029 (a)	5,987,000	4,211,914
Maxar Technologies, Inc. 7.75%, 6/15/2027 (a)	3,031,000	2,841,532
Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,000	5,877
Sprint Corp. 7.63%, 3/1/2026	9,706,000	10,070,460
Switch, Ltd.:
3.75%, 9/15/2028 (a)	3,142,000	3,122,300
4.13%, 6/15/2029 (a)	3,046,000	3,024,099
Telesat Canada/Telesat LLC:
5.63%, 12/6/2026 (a)	3,168,000	1,522,034
6.50%, 10/15/2027 (a)	510,000	189,766
T-Mobile USA, Inc.:
2.63%, 2/15/2029	58,500	48,292
3.38%, 4/15/2029	109,700	94,744

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
VEON Holdings B.V. Series REGS, 7.25%, 4/26/2023	$112,000	$90,828
ViaSat, Inc. 5.63%, 4/15/2027 (a)	3,318,000	2,764,524
Vmed O2 UK Financing I PLC:
4.25%, 1/31/2031 (a)	8,043,000	6,078,980
4.75%, 7/15/2031 (a)	7,756,000	6,040,605
Vodafone Group PLC:
USD 5 Year Swap Rate + 4.87%, 7.00%, 4/4/2079 (b)	11,683,000	11,101,888
5 Year CMT + 2.45%, 3.25%, 6/4/2081 (b)	3,351,000	2,662,638
5 Year CMT + 2.77%, 4.13%, 6/4/2081 (b)	6,181,000	4,293,014
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a)	7,971,000	6,615,611
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	8,670,000	6,967,039
6.13%, 3/1/2028 (a)	5,629,000	3,957,131
		259,417,530
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
3.38%, 4/1/2026 (a)	3,369,000	3,022,936
3.75%, 4/1/2029 (a)	4,001,000	3,374,364
5.88%, 12/15/2027 (a)	2,837,000	2,735,180
		9,132,480
TRANSPORTATION — 0.3%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	5,317,000	277,335
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	3,885,000	3,350,968
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	3,629,000	2,955,711
Seaspan Corp. 5.50%, 8/1/2029 (a)	4,615,000	3,563,749
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	2,400,000	2,190,384
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	3,156,000	3,163,196
		15,501,343
TRUCKING & LEASING — 0.2%
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025 (a)	4,220,200	3,969,478
Security Description	Principal Amount	Value
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	$5,926,000	$4,754,489
		8,723,967
TOTAL CORPORATE BONDS & NOTES (Cost $6,029,652,490)		5,010,897,084
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
PANAMA — 0.1%
Carnival Corp. 10.50%, 6/1/2030 (a)	5,897,000	4,719,015
SWITZERLAND — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc. 7.88%, 5/1/2027 (a)	4,255,000	3,734,656
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,837,246)		8,453,671
U.S. TREASURY OBLIGATIONS — 0.0% (c)
Treasury Notes 1.38%, 11/15/2031 (Cost $258,008)	295,000	239,780
	Shares
COMMON STOCKS — 0.1%
HOUSEHOLD PRODUCTS — 0.0% (c)
Cenveo Enterprises, Inc. (d) (e)	20,138	120,829
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
EP Energy Corp. (e)	5,918	47,344
PHARMACEUTICALS — 0.0% (c)
Mallinckrodt PLC (b) (e)	2,675	45,475
TRANSPORTATION INFRASTRUCTURE — 0.1%
ATD New Holdings, Inc. (e)	35,050	2,900,387
TOTAL COMMON STOCKS (Cost $1,199,040)		3,114,035
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (f) (g)	36,741,151	36,748,499

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	415,543,552	$415,543,552
TOTAL SHORT-TERM INVESTMENTS (Cost $452,292,052)		452,292,051
TOTAL INVESTMENTS — 105.9% (Cost $6,493,238,836)		5,474,996,621
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(306,707,175)
NET ASSETS — 100.0%		$5,168,289,446
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 76.7% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $120,829, representing 0.00% of the Fund's net assets.
(e)	Non-income producing security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CDI	CREST Depository Interest
CMT	Constant Maturity Treasury
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$5,010,897,084	$—	$5,010,897,084
Foreign Government Obligations	—	8,453,671	—	8,453,671
U.S. Treasury Obligations	—	239,780	—	239,780
Common Stocks	45,475	2,947,731	120,829	3,114,035
Short-Term Investments	452,292,051	—	—	452,292,051
TOTAL INVESTMENTS	$452,337,526	$5,022,538,266	$120,829	$5,474,996,621

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,389,353	$3,389,014	$438,384,726	$405,022,545	$(2,357)	$(339)	36,741,151	$36,748,499	$129,318
State Street Navigator Securities Lending Portfolio II	435,150,963	435,150,963	1,886,798,371	1,906,405,782	—	—	415,543,552	415,543,552	1,196,908
Total		$438,539,977	$2,325,183,097	$2,311,428,327	$(2,357)	$(339)		$452,292,051	$1,326,226
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
AUSTRALIA — 0.6%
Australia & New Zealand Banking Group, Ltd.:
0.75%, 9/29/2026	EUR	100,000	$88,431
Series MTN, 4.05%, 5/12/2025	AUD	100,000	63,101
BHP Billiton Finance, Ltd. Series 12, 4.30%, 9/25/2042	GBP	100,000	89,399
National Australia Bank, Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	200,000	182,692
Series GMTN, 1.38%, 8/30/2028	EUR	100,000	85,651
Series MTN, 2.90%, 2/25/2027	AUD	100,000	58,971
Series MTN, 3.90%, 5/30/2025	AUD	100,000	63,042
			631,287
AUSTRIA — 0.2%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	200,000	178,553
BELGIUM — 1.9%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	100,000	87,486
Series EMTN, 1.15%, 1/22/2027	EUR	200,000	177,367
Series EMTN, 1.50%, 4/18/2030	EUR	100,000	82,793
Series EMTN, 1.65%, 3/28/2031	EUR	100,000	81,451
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	341,438
Series EMTN, 2.13%, 12/2/2027 (a)	EUR	300,000	272,194
Series EMTN, 2.75%, 3/17/2036	EUR	300,000	244,646
Series EMTN, 2.88%, 4/2/2032	EUR	100,000	88,641
Series EMTN, 2.88%, 4/2/2032	EUR	200,000	177,282
Series EMTN, 3.70%, 4/2/2040	EUR	250,000	221,726
KBC Group NV Series EMTN, 1.13%, 1/25/2024	EUR	100,000	95,083
			1,870,107
CANADA — 1.0%
Bank of Nova Scotia Series EMTN, 0.50%, 4/30/2024	EUR	100,000	93,872
Security Description		Principal Amount	Value
Royal Bank of Canada:
0.13%, 7/23/2024	EUR	100,000	$92,578
2.13%, 4/26/2029	EUR	100,000	85,658
Toronto-Dominion Bank:
Series EMTN, 0.38%, 4/25/2024	EUR	200,000	187,338
Series EMTN, 0.50%, 1/18/2027	EUR	100,000	84,208
Series EMTN, 1.95%, 4/8/2030	EUR	400,000	332,356
COR, 2.88%, 4/5/2027	GBP	100,000	94,740
			970,750
CHINA — 0.1%
Prosus NV Series REGS, 1.29%, 7/13/2029	EUR	100,000	68,763
DENMARK — 0.5%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	100,000	97,167
Danske Bank A/S:
Series EMTN, 0.63%, 5/26/2025 (a)	EUR	200,000	182,014
1 year GBP Swap + 1.15%, 0.50%, 8/27/2025 (b)	EUR	100,000	91,271
Series EMTN, UK 10 year Gilt + 1.65%, 2.25%, 1/14/2028 (b)	GBP	200,000	178,881
			549,333
FINLAND — 0.9%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	200,000	170,768
Series EMTN, 0.50%, 11/2/2028	EUR	200,000	157,381
Series EMTN, 1.13%, 2/12/2025	EUR	100,000	93,920
Series EMTN, 1.13%, 2/16/2027	EUR	100,000	87,092
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	87,385
OP Corporate Bank PLC:
Series EMTN, 0.10%, 11/16/2027	EUR	200,000	162,245
Series EMTN, 0.50%, 8/12/2025 (a)	EUR	200,000	180,783
			939,574
FRANCE — 18.6%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	100,000	87,497
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	100,000	84,375

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.38%, 4/7/2032	EUR	100,000	$86,050
Series EMTN, 2.38%, 4/7/2032	EUR	200,000	172,099
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	100,000	90,292
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	171,188
Series EMTN, 1.38%, 2/21/2031	EUR	100,000	83,865
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.01%, 3/7/2025	EUR	400,000	360,089
Series EMTN, 0.01%, 5/11/2026	EUR	400,000	342,587
Series EMTN, 0.13%, 2/5/2024 (a)	EUR	200,000	188,272
0.25%, 7/19/2028	EUR	200,000	153,853
Series EMTN, 0.63%, 2/21/2031	EUR	100,000	71,570
Series EMTN, 0.75%, 7/17/2025	EUR	300,000	272,321
Series EMTN, 0.75%, 6/8/2026	EUR	100,000	87,737
0.75%, 1/17/2030	EUR	200,000	149,881
Series EMTN, 1.25%, 1/14/2025	EUR	100,000	93,101
Series EMTN, 1.25%, 5/26/2027	EUR	100,000	87,109
1.25%, 6/3/2030	EUR	300,000	231,927
Series EMTN, 1.38%, 7/16/2028	EUR	100,000	84,904
Series EMTN, 1.63%, 1/19/2026	EUR	100,000	91,568
Series EMTN, 1.75%, 3/15/2029	EUR	100,000	82,725
Series EMTN, 2.63%, 3/18/2024	EUR	200,000	194,229
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	195,640
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	100,000	83,809
Series EMTN, 0.63%, 12/3/2032	EUR	400,000	263,078
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	144,129
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	263,929
Series EMTN, 1.25%, 7/13/2031	GBP	100,000	71,037
Series EMTN, 1.38%, 5/28/2029	EUR	300,000	238,126
Security Description		Principal Amount	Value
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	$182,548
Series EMTN, 1.50%, 5/23/2028	EUR	200,000	166,356
Series EMTN, 1.50%, 5/25/2028	EUR	200,000	176,218
Series EMTN, 1.63%, 2/23/2026	EUR	100,000	93,169
1.88%, 12/14/2027	GBP	100,000	86,175
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	97,167
Series EMTN, 3.38%, 1/23/2026	GBP	100,000	98,907
Series EMTN, 3 Month EURIBOR + 0.73%, 0.50%, 2/19/2028 (b)	EUR	200,000	164,293
Series EMTN, 3 Month EURIBOR + 0.83%, 0.50%, 1/19/2030 (b)	EUR	100,000	75,238
3 Month EURIBOR + 0.95%, 0.50%, 9/1/2028 (b)	EUR	200,000	160,094
Series EMTN, 3 Month EURIBOR + 1.35%, 1.13%, 4/17/2029 (b)	EUR	300,000	242,316
Series EMTN, 3 Month EURIBOR + 1.80%, 2.13%, 1/23/2027 (b)	EUR	200,000	182,111
Bouygues SA:
1.13%, 7/24/2028	EUR	200,000	171,017
2.25%, 6/29/2029	EUR	200,000	176,478
BPCE SA:
0.25%, 1/15/2026	EUR	300,000	264,649
0.25%, 1/14/2031	EUR	200,000	142,688
0.63%, 9/26/2024	EUR	100,000	92,606
0.63%, 4/28/2025	EUR	300,000	273,723
Series EMTN, 0.75%, 3/3/2031	EUR	100,000	72,016
Series EMTN, 0.88%, 1/31/2024	EUR	200,000	190,152
1.00%, 7/15/2024	EUR	100,000	94,360
Series EMTN, 1.00%, 4/1/2025	EUR	100,000	91,599
Series EMTN, 1.00%, 10/5/2028	EUR	200,000	166,893
Series DMTN, 3 Month EURIBOR + 1.00%, 0.50%, 9/15/2027 (b)	EUR	200,000	168,316
Capgemini SE:
2.00%, 4/15/2029	EUR	100,000	88,616
2.38%, 4/15/2032	EUR	200,000	169,330
Carrefour SA Series EMTN, 2.63%, 12/15/2027	EUR	100,000	91,578
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	100,000	82,519

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	100,000	$85,481
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027	EUR	200,000	158,790
Series EMTN, 0.38%, 4/20/2028	EUR	100,000	78,767
Series EMTN, 0.75%, 12/5/2023	EUR	100,000	95,443
Series EMTN, 0.88%, 1/14/2032	EUR	200,000	141,944
Series EMTN, 1.00%, 7/3/2029 (a)	EUR	300,000	243,898
1.13%, 2/24/2029	EUR	100,000	82,723
Series EMTN, 1.13%, 7/12/2032	EUR	200,000	144,152
Series EMTN, 1.25%, 4/14/2026	EUR	200,000	181,207
Series EMTN, 1.38%, 3/13/2025	EUR	200,000	186,308
Series EMTN, 1.38%, 5/3/2027	EUR	100,000	88,802
Series EMTN, 1.75%, 3/5/2029	EUR	200,000	166,943
Series EMTN, 1.88%, 12/20/2026	EUR	100,000	89,861
Series EMTN, 2.38%, 5/20/2024	EUR	200,000	193,743
Series EMTN, 3.13%, 2/5/2026	EUR	100,000	96,276
Series EMTN, 3 Month EURIBOR + 1.25%, 1.00%, 4/22/2026 (b)	EUR	200,000	182,297
Danone SA:
Series EMTN, 0.71%, 11/3/2024	EUR	300,000	281,189
Series EMTN, 1.21%, 11/3/2028	EUR	100,000	85,562
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	158,990
Engie SA:
1.38%, 3/27/2025	EUR	100,000	93,498
Series EMTN, 2.38%, 5/19/2026	EUR	100,000	94,210
Series EMTN, 5.00%, 10/1/2060	GBP	150,000	140,574
EssilorLuxottica SA:
Series EMTN, 0.13%, 5/27/2025	EUR	200,000	181,821
Series EMTN, 0.38%, 1/5/2026	EUR	100,000	89,981
Series EMTN, 0.38%, 11/27/2027	EUR	100,000	84,934
0.75%, 11/27/2031	EUR	200,000	153,557
COR, 0.50%, 6/5/2028	EUR	100,000	83,749
Security Description		Principal Amount	Value
HSBC Continental Europe SA Series EMTN, 0.25%, 5/17/2024	EUR	200,000	$187,448
L'Oreal SA:
0.38%, 3/29/2024	EUR	100,000	95,100
0.88%, 6/29/2026	EUR	200,000	182,300
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, 0.01%, 2/11/2024	EUR	200,000	189,425
0.13%, 2/11/2028	EUR	200,000	167,996
0.38%, 2/11/2031	EUR	300,000	229,915
Series EMTN, 0.75%, 5/26/2024	EUR	250,000	238,573
Series EMTN, 1.13%, 2/11/2027	GBP	100,000	91,706
Orange SA:
Series EMTN, 0.50%, 9/4/2032	EUR	200,000	143,352
Series EMTN, 1.13%, 7/15/2024	EUR	200,000	189,036
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	87,920
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	84,809
Series EMTN, 2.00%, 1/15/2029	EUR	100,000	90,148
Series EMTN, 8.13%, 1/28/2033	EUR	350,000	451,288
Pernod Ricard SA 1.13%, 4/7/2025	EUR	200,000	186,870
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	100,000	87,745
Series 12FX, 1.38%, 3/21/2030	EUR	200,000	170,693
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	172,874
Series EMTN, 1.75%, 9/10/2026	EUR	200,000	186,073
Series 20FX, 1.88%, 3/21/2038	EUR	100,000	76,911
Series EMTN, 2.50%, 11/14/2023	EUR	200,000	195,705
COR, 1.00%, 4/1/2025	EUR	100,000	93,641
Societe Generale SA:
0.13%, 2/24/2026	EUR	300,000	261,772
Series EMTN, 0.13%, 2/18/2028	EUR	100,000	80,014
Series EMTN, 0.25%, 7/8/2027	EUR	100,000	83,088
0.75%, 1/25/2027	EUR	100,000	83,444
Series EMTN, 1.13%, 1/23/2025	EUR	300,000	277,114
Series EMTN, 1.25%, 2/15/2024	EUR	100,000	94,968
1.25%, 6/12/2030	EUR	200,000	150,540

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.75%, 3/22/2029	EUR	300,000	$243,949
Series EMTN, 2.13%, 9/27/2028	EUR	300,000	253,563
3 Month EURIBOR + 0.95%, 0.50%, 6/12/2029 (b)	EUR	100,000	76,767
TotalEnergies Capital Canada, Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	300,000	267,392
TotalEnergies Capital International SA:
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	84,291
Series EMTN, 1.49%, 4/8/2027	EUR	300,000	271,978
Series EMTN, 1.62%, 5/18/2040	EUR	200,000	134,114
Series EMTN, 1.99%, 4/8/2032	EUR	100,000	83,937
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	100,000	80,449
Series EMTN, 1.38%, 12/4/2031	EUR	100,000	68,340
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	100,000	87,732
			18,535,799
GERMANY — 11.9%
Allianz Finance II B.V. Series 62, 4.50%, 3/13/2043	GBP	100,000	96,116
Aroundtown SA:
Series EMTN, 0.01%, 7/16/2026	EUR	100,000	77,217
Series EMTN, 0.01%, 7/16/2026	EUR	100,000	77,217
BASF SE:
Series EMTN, 0.25%, 6/5/2027 (a)	EUR	300,000	252,761
0.88%, 11/15/2027	EUR	100,000	85,339
Bayer AG:
0.05%, 1/12/2025	EUR	100,000	90,696
0.38%, 7/6/2024	EUR	100,000	93,367
0.75%, 1/6/2027	EUR	200,000	171,797
1.13%, 1/6/2030	EUR	100,000	77,638
1.38%, 7/6/2032	EUR	200,000	145,673
Bayer Capital Corp B.V. 2.13%, 12/15/2029 (a)	EUR	300,000	251,963
Bayer Capital Corp. B.V. 1.50%, 6/26/2026	EUR	400,000	359,689
BMW Finance NV:
Series EMTN, 0.63%, 10/6/2023	EUR	200,000	191,609
Security Description		Principal Amount	Value
Series EMTN, 1.00%, 11/14/2024	EUR	100,000	$94,171
Series EMTN, 1.50%, 2/6/2029	EUR	200,000	174,854
COR, 0.50%, 2/22/2025	EUR	200,000	184,653
Commerzbank AG:
Series EMTN, 0.63%, 8/28/2024	EUR	100,000	93,001
Series EMTN, 1.00%, 3/4/2026	EUR	200,000	178,721
Deutsche Bank AG:
Series EMTN, 1.63%, 1/20/2027	EUR	300,000	249,435
Series EMTN, 2.63%, 12/16/2024	GBP	100,000	100,378
3 Month EURIBOR + 1.38%, 1.88%, 2/23/2028 (b)	EUR	200,000	166,615
Series EMTN, 3 Month EURIBOR + 1.60%, 1.00%, 11/19/2025 (b)	EUR	200,000	180,313
Series EMTN, 3 Month EURIBOR + 2.05%, 1.75%, 11/19/2030 (b)	EUR	400,000	296,155
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	100,000	86,109
Series EMTN, 1.75%, 3/25/2031	EUR	100,000	85,015
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.88%, 1/30/2024	EUR	100,000	95,507
Series EMTN, 1.38%, 12/1/2025	EUR	100,000	93,037
Series EMTN, 1.50%, 4/3/2028	EUR	250,000	221,563
Series EMTN, 2.00%, 12/1/2029	EUR	200,000	177,058
E.ON International Finance B.V.:
Series EMTN, 1.50%, 7/31/2029	EUR	100,000	82,473
Series EMTN, 5.88%, 10/30/2037	GBP	100,000	99,295
Series EMTN, 6.13%, 7/6/2039	GBP	50,000	50,573
Series EMTN, 6.25%, 6/3/2030	GBP	150,000	160,843
Series EMTN, 6.38%, 6/7/2032	GBP	190,000	204,682
E.ON SE Series EMTN, 0.38%, 9/29/2027	EUR	100,000	83,415
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	100,000	72,534

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
HeidelbergCement AG Series EMTN, 1.50%, 2/7/2025	EUR	100,000	$93,846
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	100,000	90,883
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030	EUR	100,000	78,781
Series EMTN, 1.00%, 11/15/2027	EUR	100,000	87,120
Series EMTN, 1.13%, 11/6/2031	EUR	125,000	96,893
Series EMTN, 1.38%, 5/11/2028 (a)	EUR	300,000	262,839
Series EMTN, 1.40%, 1/12/2024	EUR	193,000	185,353
Series EMTN, 1.50%, 7/3/2029 (a)	EUR	225,000	193,095
Series EMTN, 2.13%, 7/3/2037 (a)	EUR	150,000	117,193
Mercedes-Benz International Finance B.V.:
Series EMTN, 0.63%, 5/6/2027	EUR	100,000	86,794
Series EMTN, 0.88%, 4/9/2024	EUR	100,000	94,798
Series EMTN, 1.00%, 11/11/2025	EUR	100,000	92,002
Series EMTN, 1.50%, 3/9/2026	EUR	200,000	185,435
Series EMTN, 2.63%, 4/7/2025	EUR	200,000	193,864
Mercedes-Benz International Finance BV Series EMTN, 0.85%, 2/28/2025	EUR	200,000	186,439
RWE AG:
COR, 2.13%, 5/24/2026	EUR	100,000	92,339
COR, 2.13%, 5/24/2026	EUR	100,000	92,339
COR, 2.75%, 5/24/2030	EUR	100,000	88,388
SAP SE:
1.25%, 3/10/2028	EUR	100,000	88,766
1.63%, 3/10/2031	EUR	100,000	84,882
Series EMTN, 1.75%, 2/22/2027	EUR	150,000	140,076
Siemens Financieringsmaatschappij NV:
Series EMTN, 0.01%, 2/20/2026	EUR	200,000	176,882
0.13%, 9/5/2029	EUR	200,000	156,750
Series EMTN, 0.38%, 6/5/2026	EUR	100,000	88,616
Security Description		Principal Amount	Value
Series EMTN, 1.00%, 2/20/2025	GBP	100,000	$99,632
Series EMTN, 1.38%, 9/6/2030	EUR	200,000	168,663
Series EMTN, 2.88%, 3/10/2028	EUR	100,000	95,720
COR, 0.25%, 2/20/2029	EUR	200,000	160,677
Traton Finance Luxembourg SA:
Series EMTN, 0.13%, 3/24/2025	EUR	100,000	89,115
Series EMTN, 0.75%, 3/24/2029	EUR	200,000	153,667
Volkswagen Financial Services AG Series EMTN, 1.50%, 10/1/2024	EUR	100,000	93,975
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	200,000	160,579
1.13%, 10/2/2023	EUR	300,000	287,562
Series EMTN, 1.63%, 1/16/2030	EUR	100,000	82,109
Series 10Y, 1.88%, 3/30/2027	EUR	600,000	530,016
3.25%, 11/18/2030	EUR	100,000	88,877
4.13%, 11/16/2038	EUR	100,000	88,736
Volkswagen Leasing GmbH:
Series EMTN, 1.13%, 4/4/2024	EUR	200,000	189,090
Series EMTN, 1.38%, 1/20/2025	EUR	100,000	93,047
Series EMTN, 2.63%, 1/15/2024	EUR	235,000	227,548
Vonovia Finance B.V.:
Series EMTN, 1.25%, 12/6/2024	EUR	300,000	277,522
Series EMTN, 2.25%, 12/15/2023	EUR	100,000	96,320
Vonovia SE:
Series EMTN, 0.63%, 12/14/2029	EUR	200,000	142,209
1.00%, 6/16/2033	EUR	300,000	187,658
Wintershall Dea Finance B.V.:
0.84%, 9/25/2025	EUR	100,000	88,506
1.33%, 9/25/2028	EUR	100,000	79,726
1.82%, 9/25/2031	EUR	100,000	72,955
			11,809,764
IRELAND — 0.2%
Ryanair DAC Series EMTN, 0.88%, 5/25/2026	EUR	100,000	85,368

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026	EUR	100,000	$94,526
			179,894
ITALY — 5.0%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	150,000	151,711
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030	EUR	100,000	74,278
Series EMTN, 2.38%, 11/25/2033	EUR	100,000	68,866
Enel Finance International NV:
Series EMTN, 0.01%, 6/17/2024	EUR	200,000	185,978
Series EMTN, 0.38%, 6/17/2027	EUR	500,000	413,128
0.50%, 6/17/2030	EUR	100,000	71,727
Series EMTN, 0.88%, 9/28/2034	EUR	200,000	122,987
Series EMTN, 0.88%, 6/17/2036	EUR	200,000	115,490
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	188,063
Series EMTN, 1.13%, 9/16/2026	EUR	100,000	88,268
Series EMTN, 1.50%, 7/21/2025	EUR	100,000	92,849
2.88%, 4/11/2029	GBP	100,000	86,755
Series EMTN, 5.63%, 8/14/2024	GBP	50,000	54,760
Series EMTN, 5.75%, 9/14/2040	GBP	150,000	146,718
Eni SpA:
Series EMTN, 0.63%, 1/23/2030	EUR	100,000	75,504
Series EMTN, 3.63%, 1/29/2029	EUR	500,000	470,764
Series EMTN, 3.75%, 9/12/2025 (a)	EUR	150,000	147,484
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028	EUR	100,000	78,626
Series EMTN, 1.00%, 7/4/2024	EUR	200,000	186,822
Series EMTN, 1.38%, 1/18/2024 (a)	EUR	200,000	190,458
Series EMTN, 1.75%, 3/20/2028	EUR	300,000	249,922
Series EMTN, 1.75%, 7/4/2029	EUR	200,000	159,967
Series EMTN, 2.13%, 5/26/2025	EUR	100,000	93,118
Series EMTN, 4.00%, 10/30/2023	EUR	100,000	98,535
Security Description		Principal Amount	Value
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	$173,467
Terna SPA Series EMTN, 1.38%, 7/26/2027	EUR	100,000	87,593
UniCredit SpA:
Series EMTN, 0.33%, 1/19/2026 (a)	EUR	200,000	170,184
Series EMTN, 0.50%, 4/9/2025	EUR	100,000	88,931
Series EMTN, 0.85%, 1/19/2031	EUR	100,000	67,106
Series EMTN, 2.13%, 10/24/2026	EUR	100,000	89,139
Series EMTN, 3 Month EURIBOR + 0.90%, 0.80%, 7/5/2029 (b)	EUR	100,000	75,968
Series EMTN, 3 Month EURIBOR + 1.55%, 1.25%, 6/25/2025 (b)	EUR	200,000	185,718
Series EMTN, 3 Month EURIBOR + 1.60%, 1.25%, 6/16/2026 (b)	EUR	200,000	178,283
Series EMTN, 3 Month EURIBOR + 2.55%, 2.20%, 7/22/2027 (b)	EUR	250,000	214,261
			4,943,428
JAPAN — 2.8%
Mitsubishi UFJ Financial Group, Inc. 3 Month EURIBOR + 0.94%, 2.26%, 6/14/2025 (b)	EUR	200,000	190,769
Mizuho Financial Group, Inc. Series EMTN, 0.69%, 10/7/2030	EUR	200,000	145,635
NTT Finance Corp.:
Series REGS, 0.01%, 3/3/2025	EUR	100,000	91,200
Series REGS, 0.34%, 3/3/2030	EUR	200,000	155,084
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	680,906
Seven & i Holdings Co., Ltd. Series 14, 0.19%, 12/19/2025	JPY	100,000,000	689,303
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	100,000	75,125
1.55%, 6/15/2026	EUR	200,000	179,221
Takeda Pharmaceutical Co., Ltd.:
1.38%, 7/9/2032	EUR	100,000	76,880
2.00%, 7/9/2040 (a)	EUR	200,000	140,159
Series REGS, 2.25%, 11/21/2026	EUR	200,000	186,964

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series REGS, 3.00%, 11/21/2030	EUR	250,000	$227,941
			2,839,187
LUXEMBOURG — 0.1%
Logicor Financing Sarl Series EMTN, 1.63%, 7/15/2027	EUR	100,000	81,907
MEXICO — 0.1%
America Movil SAB de CV 4.38%, 8/7/2041	GBP	100,000	85,677
NETHERLANDS — 5.7%
ABN AMRO Bank NV:
0.60%, 1/15/2027	EUR	100,000	85,439
Series EMTN, 1.00%, 4/16/2025	EUR	318,000	297,732
1.00%, 6/2/2033	EUR	100,000	69,401
Series EMTN, 1.25%, 5/28/2025	EUR	100,000	92,380
Series EMTN, 2.50%, 11/29/2023	EUR	100,000	97,720
COR, 0.50%, 9/23/2029	EUR	400,000	303,069
ASML Holding NV 1.38%, 7/7/2026	EUR	100,000	91,976
Cooperatieve Rabobank UA:
Series EMTN, 0.63%, 2/27/2024	EUR	200,000	189,643
Series GMTN, 1.13%, 5/7/2031	EUR	100,000	76,076
Series GMTN, 1.25%, 3/23/2026	EUR	300,000	276,840
Series GMTN, 1.38%, 2/3/2027	EUR	100,000	90,638
4.13%, 7/14/2025	EUR	250,000	252,734
Series GMTN, 3 Month EURIBOR + 1.18%, 0.88%, 5/5/2028 (b)	EUR	200,000	168,974
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	100,000	90,456
ING Groep NV:
Series EMTN, 1.38%, 1/11/2028	EUR	100,000	84,543
Series EMTN, 2.00%, 9/20/2028	EUR	200,000	170,421
Series EMTN, 2.13%, 1/10/2026	EUR	200,000	185,162
Series EMTN, 2.50%, 11/15/2030	EUR	100,000	85,649
Series EMTN, 3.00%, 2/18/2026	GBP	200,000	196,122
Series EMTN, 3 Month EURIBOR + 0.60%, 0.10%, 9/3/2025 (b)	EUR	200,000	182,209
Security Description		Principal Amount	Value
3 Month EURIBOR + 0.68%, 0.25%, 2/18/2029 (b)	EUR	400,000	$308,708
3 Month EURIBOR + 0.70%, 0.25%, 2/1/2030 (b)	EUR	300,000	220,862
3 Month EURIBOR + 0.70%, 0.38%, 9/29/2028 (b)	EUR	300,000	238,143
3 Month EURIBOR + 0.85%, 1.25%, 2/16/2027 (b)	EUR	100,000	88,104
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	100,000	102,653
LeasePlan Corp. NV:
Series EMTN, 0.25%, 2/23/2026	EUR	200,000	170,363
Series EMTN, 0.25%, 9/7/2026	EUR	100,000	83,083
Shell International Finance B.V.:
Series EMTN, 0.13%, 11/8/2027	EUR	100,000	83,573
Series EMTN, 0.38%, 2/15/2025	EUR	100,000	92,050
Series EMTN, 0.50%, 5/11/2024	EUR	100,000	94,406
Series EMTN, 0.50%, 11/8/2031	EUR	100,000	73,970
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	84,269
Series EMTN, 0.88%, 11/8/2039	EUR	100,000	59,373
Series EMTN, 1.13%, 4/7/2024	EUR	100,000	95,617
Series EMTN, 1.25%, 5/12/2028	EUR	200,000	174,721
Series EMTN, 1.25%, 11/11/2032	EUR	100,000	77,246
Series EMTN, 1.50%, 4/7/2028	EUR	100,000	88,972
Series EMTN, 1.50%, 4/7/2028	EUR	100,000	88,972
Series EMTN, 1.63%, 1/20/2027	EUR	100,000	91,685
Series EMTN, 1.88%, 9/15/2025	EUR	100,000	94,813
Series EMTN, 1.88%, 4/7/2032	EUR	100,000	83,366
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	95,708
			5,677,841
NORWAY — 0.6%
DNB Bank ASA:
Series EMTN, 0.05%, 11/14/2023	EUR	200,000	189,547

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
3 Month EURIBOR + 0.32%, 0.38%, 1/18/2028 (b)	EUR	100,000	$85,073
Series EMTN, 3 Month EURIBOR + 0.53%, 0.25%, 2/23/2029 (b)	EUR	200,000	158,423
UK 10 year Gilt + 1.35%, 2.63%, 6/10/2026 (b)	GBP	100,000	100,958
UK 10 year Gilt + 2.15%, 4.00%, 8/17/2027 (b)	GBP	100,000	99,783
			633,784
PORTUGAL — 0.2%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	200,000	170,360
SPAIN — 6.0%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027	EUR	100,000	89,578
Series EMTN, 3.00%, 3/27/2031	EUR	100,000	84,808
Banco Bilbao Vizcaya Argentaria SA:
Series EMTN, 0.38%, 10/2/2024	EUR	100,000	92,193
Series GMTN, 0.38%, 11/15/2026	EUR	100,000	84,866
Series GMTN, 0.50%, 1/14/2027	EUR	200,000	166,956
Series GMTN, 0.75%, 6/4/2025	EUR	200,000	182,961
1.00%, 6/21/2026	EUR	200,000	176,313
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	92,486
1.75%, 11/26/2025	EUR	200,000	184,400
3 Month EURIBOR + 0.82%, 0.88%, 1/14/2029 (b)	EUR	100,000	79,742
Banco de Sabadell SA Series EMTN, 0.88%, 7/22/2025	EUR	100,000	88,631
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028	EUR	300,000	238,706
Series EMTN, 0.25%, 6/19/2024	EUR	200,000	186,557
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	85,316
Series EMTN, 1.00%, 11/4/2031	EUR	100,000	71,053
Series EMTN, 1.13%, 1/17/2025 (a)	EUR	300,000	277,362
Series EMTN, 1.38%, 7/31/2024	GBP	100,000	102,176
Series EMTN, 1.38%, 1/5/2026	EUR	100,000	89,444
Security Description		Principal Amount	Value
Series EMTN, 1.38%, 1/5/2026	EUR	100,000	$89,444
1 year GBP Swap + 0.35%, 0.10%, 1/26/2025 (b)	EUR	100,000	93,733
Series EMTN, 1 year GBP Swap + 0.78%, 0.63%, 6/24/2029 (b)	EUR	200,000	156,548
CaixaBank SA:
Series EMTN, 0.38%, 2/3/2025	EUR	200,000	181,551
Series EMTN, 1.13%, 5/17/2024	EUR	200,000	189,033
Series EMTN, 1.13%, 3/27/2026	EUR	100,000	88,263
Series EMTN, 1.38%, 6/19/2026	EUR	200,000	172,927
Series EMTN, 2.38%, 2/1/2024	EUR	300,000	289,274
3 Month EURIBOR + 0.62%, 0.63%, 1/21/2028 (b)	EUR	200,000	167,198
Series EMTN, 3 Month EURIBOR + 0.90%, 0.50%, 2/9/2029 (b)	EUR	200,000	154,018
Series EMTN, 3 Month EURIBOR + 1.00%, 0.75%, 5/26/2028 (b)	EUR	100,000	80,376
Series EMTN, 3 Month EURIBOR + 1.17%, 0.75%, 7/10/2026 (b)	EUR	100,000	89,004
Iberdrola Finanzas SA:
Series EMTN, 1.00%, 3/7/2025	EUR	100,000	93,625
Series EMTN, 1.38%, 3/11/2032	EUR	100,000	80,149
Iberdrola International B.V. Series EMTN, 1.13%, 4/21/2026	EUR	100,000	91,966
Naturgy Finance B.V.:
Series EMTN, 1.25%, 1/15/2026	EUR	200,000	179,511
Series EMTN, 1.38%, 1/19/2027	EUR	100,000	87,706
Santander Consumer Finance SA:
Series EMTN, 0.38%, 6/27/2024	EUR	100,000	92,994
Series EMTN, 0.38%, 1/17/2025 (a)	EUR	200,000	181,997
Series EMTN, 1.00%, 2/27/2024	EUR	100,000	94,832
Telefonica Emisiones SA:
Series EMTN, 0.66%, 2/3/2030	EUR	100,000	77,926
Series EMTN, 1.20%, 8/21/2027	EUR	200,000	174,361

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.45%, 1/22/2027	EUR	200,000	$179,611
Series EMTN, 1.46%, 4/13/2026	EUR	200,000	183,110
Series EMTN, 1.53%, 1/17/2025	EUR	200,000	190,234
Series EMTN, 1.72%, 1/12/2028	EUR	200,000	177,142
			6,010,081
SWEDEN — 1.7%
Heimstaden Bostad Treasury BV Series EMTN, 0.25%, 10/13/2024	EUR	100,000	88,309
Skandinaviska Enskilda Banken AB:
Series EMTN, 0.05%, 7/1/2024	EUR	100,000	93,153
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	158,935
Series EMTN, 0.63%, 11/12/2029	EUR	200,000	153,064
COR, 1.75%, 11/11/2026	EUR	200,000	183,277
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	100,000	79,289
Series EMTN, 0.13%, 11/3/2026	EUR	200,000	171,262
0.50%, 2/18/2030	EUR	200,000	149,240
0.50%, 2/18/2030	EUR	100,000	74,620
Series EMTN, 1.00%, 4/15/2025	EUR	100,000	93,245
Swedbank AB:
Series GMTN, 0.25%, 11/2/2026	EUR	100,000	85,589
Series EMTN, 0.75%, 5/5/2025 (a)	EUR	200,000	183,719
1 year GBP Swap + 0.57%, 0.30%, 5/20/2027 (b)	EUR	100,000	85,326
COR, 2.10%, 5/25/2027	EUR	100,000	91,361
			1,690,389
SWITZERLAND — 4.5%
Credit Suisse AG:
Series EMTN, 1.13%, 12/15/2025	GBP	100,000	92,098
Series EMTN, 1.50%, 4/10/2026	EUR	100,000	88,282
COR, 0.25%, 9/1/2028	EUR	100,000	74,184
COR, 2.13%, 5/31/2024	EUR	100,000	95,330
Credit Suisse Group AG:
Series EMTN, 0.63%, 1/18/2033	EUR	200,000	116,761
Security Description		Principal Amount	Value
Series EMTN, 0.65%, 9/10/2029	EUR	400,000	$276,275
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (b)	EUR	300,000	272,709
Series EMTN, 1 year GBP Swap + 1.05%, 1.00%, 6/24/2027 (b)	EUR	200,000	163,242
Series EMTN, 1 year GBP Swap + 3.50%, 3.25%, 4/2/2026 (b)	EUR	300,000	278,221
Series EMTN, UK 10 year Gilt + 2.23%, 2.25%, 6/9/2028 (b)	GBP	200,000	169,285
Series EMTN, 1 year GBP Swap + 0.77%, 0.65%, 1/14/2028 (b)	EUR	300,000	234,146
Holcim Finance Luxembourg SA Series EMTN, 2.25%, 5/26/2028	EUR	300,000	265,779
Novartis Finance SA 0.01%, 9/23/2028	EUR	200,000	161,704
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	200,000	182,666
1.50%, 3/26/2030	EUR	100,000	84,689
2.00%, 3/26/2038	EUR	100,000	75,075
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	100,000	94,236
UBS AG Series EMTN, 0.01%, 3/31/2026	EUR	200,000	172,229
UBS Group AG:
0.25%, 2/24/2028	EUR	200,000	156,380
0.63%, 2/24/2033	EUR	300,000	200,660
0.88%, 11/3/2031	EUR	200,000	143,160
Series EMTN, 1.25%, 9/1/2026	EUR	100,000	87,763
1.50%, 11/30/2024	EUR	100,000	95,194
2.75%, 6/15/2027 (b)	EUR	200,000	184,704
Series EMTN, 1 year GBP Swap + 0.55%, 0.25%, 1/29/2026 (b)	EUR	200,000	178,943
Series EMTN, 1 year GBP Swap + 0.77%, 0.25%, 11/5/2028 (b)	EUR	200,000	157,585
1 year GBP Swap + 0.75%, 1.25%, 4/17/2025 (b)	EUR	400,000	376,056
			4,477,356
UNITED KINGDOM — 9.8%
Barclays PLC:
Series EMTN, 3.13%, 1/17/2024	GBP	100,000	106,841

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.25%, 2/12/2027	GBP	100,000	$93,448
Series EMTN, 3.25%, 1/17/2033	GBP	200,000	156,398
Series EMTN, 1 year GBP Swap + 0.78%, 1.38%, 1/24/2026 (b)	EUR	200,000	181,523
1 year GBP Swap + 1.26%, 0.58%, 8/9/2029 (b)	EUR	100,000	74,866
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (b)	EUR	100,000	96,600
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (b)	EUR	200,000	193,199
COR, 2.89%, 1/31/2027 (b)	EUR	100,000	91,308
1 year GBP Swap + 1.00%, 1.11%, 5/12/2032 (b)	EUR	300,000	205,949
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	100,000	75,672
BG Energy Capital PLC Series EMTN, 5.13%, 12/1/2025	GBP	100,000	107,257
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	100,000	77,375
Series EMTN, 1.57%, 2/16/2027	EUR	200,000	179,274
1.88%, 4/7/2024	EUR	100,000	96,292
2.82%, 4/7/2032	EUR	100,000	87,643
Series EMTN, 2.97%, 2/27/2026	EUR	200,000	192,585
British Telecommunications PLC:
Series EMTN, 1.00%, 11/21/2024	EUR	100,000	92,962
Series EMTN, 1.50%, 6/23/2027	EUR	200,000	175,246
Series EMTN, 1.75%, 3/10/2026	EUR	100,000	91,719
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	86,481
Series EMTN, 2.75%, 9/22/2046	GBP	100,000	60,978
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	100,000	69,957
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	100,000	110,342
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	100,000	93,067
Security Description		Principal Amount	Value
CK Hutchison Group Telecom Finance SA:
0.38%, 10/17/2023	EUR	200,000	$189,994
0.75%, 4/17/2026	EUR	100,000	87,378
1.13%, 10/17/2028	EUR	100,000	79,668
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	89,304	76,513
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	100,000	88,157
easyJet FinCo B.V. Series EMTN, 1.88%, 3/3/2028	EUR	100,000	75,825
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	100,000	91,192
Series EMTN, 1.38%, 12/2/2024	EUR	50,000	47,350
Series EMTN, 1.38%, 12/2/2024	EUR	100,000	94,700
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	91,854
Series EMTN, 5.25%, 12/19/2033	GBP	168,000	177,718
Series EMTN, 5.25%, 4/10/2042	GBP	100,000	105,554
Series EMTN, 6.38%, 3/9/2039	GBP	100,000	117,301
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	81,750
Series REGS, 6.45%, 12/10/2031	GBP	200,000	213,604
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	108,717
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	300,000	279,238
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	270,351
2.63%, 8/16/2028	GBP	100,000	86,764
1 year GBP SONIA ICE Swap + 1.32%, 2.26%, 11/13/2026 (b)	GBP	100,000	95,648
1 year GBP Swap + 1.65%, 3.00%, 7/22/2028 (b)	GBP	200,000	180,696
3 Month EURIBOR + 1.03%, 0.77%, 11/13/2031 (b)	EUR	100,000	70,890
Series EMTN, 3 Month EURIBOR + 1.36%, 1.50%, 12/4/2024 (b)	EUR	250,000	238,617
3 Month EURIBOR + 1.44%, 3.02%, 6/15/2027 (b)	EUR	200,000	183,968

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
SONIA + 1.31%, 1.75%, 7/24/2027 (b)	GBP	100,000	$89,665
Imperial Brands Finance Netherlands B.V. Series EMTN, 1.75%, 3/18/2033	EUR	100,000	64,775
Lloyds Bank Corporate Markets PLC Series EMTN, 2.38%, 4/9/2026	EUR	200,000	186,348
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	90,000	106,773
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	100,000	86,430
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	205,030
Series EMTN, 1 year GBP Swap + 0.85%, 0.50%, 11/12/2025 (b)	EUR	100,000	90,815
Series EMTN, 1 year GBP Swap + 3.75%, 3.50%, 4/1/2026 (b)	EUR	200,000	191,860
Logicor 2019-1 UK PLC 1.88%, 11/17/2026	GBP	100,000	93,329
Nationwide Building Society:
0.25%, 7/22/2025	EUR	100,000	89,337
3 Month EURIBOR + 0.93%, 1.50%, 3/8/2026 (b)	EUR	100,000	91,258
Natwest Group PLC:
Series EMTN, 1 year GBP Swap + 1.49%, 2.88%, 9/19/2026 (b)	GBP	100,000	97,975
Series EMTN, 3 Month EURIBOR + 0.95%, 0.78%, 2/26/2030 (b)	EUR	200,000	148,580
Series EMTN, 3 Month EURIBOR + 1.08%, 1.75%, 3/2/2026 (b)	EUR	300,000	274,603
NatWest Markets PLC:
Series EMTN, 0.13%, 6/18/2026	EUR	300,000	253,414
Series EMTN, 2.75%, 4/2/2025	EUR	200,000	190,905
COR, 1.38%, 3/2/2027	EUR	200,000	172,797
Sky, Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	100,000	94,801
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	156,093
Unilever Finance Netherlands B.V.:
Series EMTN, 1.25%, 3/25/2025	EUR	100,000	94,110
1.75%, 3/25/2030	EUR	100,000	87,394
Security Description		Principal Amount	Value
University of Oxford 2.54%, 12/8/2117	GBP	150,000	$91,105
Vodafone Group PLC:
Series EMTN, 1.13%, 11/20/2025	EUR	100,000	91,866
Series EMTN, 1.60%, 7/29/2031	EUR	100,000	80,823
Series EMTN, 1.63%, 11/24/2030	EUR	200,000	165,223
Series EMTN, 1.88%, 9/11/2025	EUR	50,000	47,165
Series EMTN, 2.20%, 8/25/2026	EUR	128,000	119,834
Series EMTN, 3.00%, 8/12/2056	GBP	150,000	92,447
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	69,695
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	100,000	60,401
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	104,886
			9,720,166
UNITED STATES — 26.4%
Abbott Ireland Financing DAC 1.50%, 9/27/2026	EUR	150,000	137,937
AbbVie, Inc. 1.38%, 5/17/2024	EUR	114,000	108,977
Altria Group, Inc. 3.13%, 6/15/2031	EUR	200,000	159,821
American Honda Finance Corp.:
0.30%, 7/7/2028	EUR	100,000	80,115
1.95%, 10/18/2024	EUR	100,000	95,707
American International Group, Inc. 1.88%, 6/21/2027	EUR	100,000	88,469
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	97,918
Apple, Inc.:
0.50%, 11/15/2031	EUR	100,000	77,164
0.88%, 5/24/2025	EUR	100,000	93,470
1.38%, 1/17/2024	EUR	100,000	96,606
1.38%, 5/24/2029	EUR	300,000	264,453
1.63%, 11/10/2026	EUR	240,000	223,656
3.05%, 7/31/2029	GBP	100,000	96,565
AT&T, Inc.:
1.60%, 5/19/2028	EUR	300,000	261,275
1.80%, 9/5/2026	EUR	100,000	91,294
2.35%, 9/5/2029	EUR	100,000	88,519
2.40%, 3/15/2024	EUR	300,000	290,554
2.45%, 3/15/2035	EUR	100,000	77,996
2.90%, 12/4/2026	GBP	100,000	96,380
3.15%, 9/4/2036	EUR	203,000	169,289
3.50%, 12/17/2025	EUR	100,000	97,998

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
3.55%, 12/17/2032	EUR	200,000	$183,259
4.25%, 6/1/2043	GBP	100,000	82,703
4.38%, 9/14/2029	GBP	50,000	48,198
4.88%, 6/1/2044	GBP	250,000	226,538
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	115,153
Bank of America Corp.:
Series EMTN, 2.30%, 7/25/2025	GBP	100,000	99,789
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	282,005
Series EMTN, 3 Month EURIBOR + 0.73%, 0.58%, 8/8/2029 (b)	EUR	100,000	78,594
Series EMTN, 3 Month EURIBOR + 0.75%, 0.81%, 5/9/2026 (b)	EUR	200,000	180,981
Series EMTN, 3 Month EURIBOR + 0.76%, 0.58%, 8/24/2028 (b)	EUR	300,000	246,231
Series EMTN, 3 Month EURIBOR + 0.79%, 0.69%, 3/22/2031 (b)	EUR	100,000	74,540
Series EMTN, 3 Month EURIBOR + 0.89%, 1.66%, 4/25/2028 (b)	EUR	300,000	262,438
Series EMTN, 3 Month EURIBOR + 0.91%, 1.38%, 5/9/2030 (b)	EUR	200,000	161,132
Series EMTN, 3 Month EURIBOR + 0.94%, 0.65%, 10/26/2031 (b)	EUR	200,000	144,848
Series EMTN, 3 Month EURIBOR + 1.03%, 1.38%, 2/7/2025 (b)	EUR	200,000	190,382
Series EMTN, 3 Month EURIBOR + 1.20%, 1.78%, 5/4/2027 (b)	EUR	100,000	90,270
Series EMTN, 3 Month EURIBOR + 3.67%, 3.65%, 3/31/2029 (b)	EUR	400,000	377,360
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	100,000	71,737
2.63%, 6/19/2059	GBP	100,000	62,467
Berkshire Hathaway, Inc.:
0.01%, 3/12/2025	EUR	100,000	90,841
1.13%, 3/16/2027	EUR	300,000	264,018
1.30%, 3/15/2024	EUR	50,000	47,864
1.63%, 3/16/2035	EUR	200,000	146,893
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	100,000	90,480
2.38%, 9/23/2024	EUR	200,000	193,461
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	100,000	69,842
Security Description		Principal Amount	Value
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	200,000	$191,290
Series EMTN, 1.25%, 4/10/2029	EUR	200,000	161,918
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	84,116
1.75%, 1/28/2025 (a)	EUR	150,000	141,405
Series EMTN, 2.38%, 5/22/2024	EUR	100,000	96,582
2.75%, 1/24/2024	GBP	100,000	106,997
3 Month EURIBOR + 0.96%, 0.50%, 10/8/2027 (b)	EUR	300,000	253,887
Series EMTN, 3 Month EURIBOR + 1.07%, 1.50%, 7/24/2026 (b)	EUR	200,000	182,800
Series EMTN, 3 Month EURIBOR + 1.66%, 1.25%, 7/6/2026 (b)	EUR	200,000	181,903
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	200,000	158,563
1.13%, 3/9/2027	EUR	100,000	89,683
1.63%, 3/9/2035	EUR	100,000	77,298
Comcast Corp.:
0.01%, 9/14/2026	EUR	100,000	85,746
0.75%, 2/20/2032	EUR	100,000	75,059
1.88%, 2/20/2036	GBP	125,000	90,842
DH Europe Finance II Sarl:
0.20%, 3/18/2026	EUR	100,000	87,898
0.75%, 9/18/2031	EUR	300,000	225,715
1.35%, 9/18/2039	EUR	100,000	64,542
Digital Euro Finco LLC:
2.50%, 1/16/2026	EUR	100,000	90,685
2.50%, 1/16/2026	EUR	100,000	90,685
Dow Chemical Co. 0.50%, 3/15/2027	EUR	100,000	82,642
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	100,000	64,685
Exxon Mobil Corp.:
0.14%, 6/26/2024	EUR	100,000	93,400
0.52%, 6/26/2028	EUR	100,000	83,154
0.84%, 6/26/2032	EUR	100,000	73,498
1.41%, 6/26/2039	EUR	100,000	64,403
FedEx Corp. 1.63%, 1/11/2027	EUR	100,000	88,821
Fidelity National Information Services, Inc.:
1.50%, 5/21/2027	EUR	200,000	174,779
2.00%, 5/21/2030	EUR	200,000	164,464
Goldman Sachs Group Inc:
Series EMTN, 0.25%, 1/26/2028	EUR	380,000	300,360
Series EMTN, 2.00%, 11/1/2028	EUR	200,000	171,327

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Goldman Sachs Group, Inc.:
Series EMTN, 0.13%, 8/19/2024	EUR	200,000	$184,341
Series EMTN, 0.88%, 1/21/2030	EUR	200,000	151,358
Series EMTN, 1.25%, 5/1/2025	EUR	300,000	277,514
Series EMTN, 1.38%, 5/15/2024	EUR	196,000	186,852
Series EMTN, 1.50%, 12/7/2027	GBP	100,000	85,244
Series EMTN, 1.63%, 7/27/2026	EUR	200,000	179,353
Series EMTN, 2.13%, 9/30/2024 (a)	EUR	200,000	190,913
Series EMTN, 3.00%, 2/12/2031	EUR	150,000	130,672
Series EMTN, 3.13%, 7/25/2029	GBP	200,000	176,074
3.38%, 3/27/2025	EUR	200,000	194,780
Series EMTN, 4.25%, 1/29/2026	GBP	50,000	51,048
COR, 0.88%, 5/9/2029	EUR	100,000	77,383
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	200,000	166,026
0.65%, 2/11/2032	EUR	300,000	223,349
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	93,392
0.95%, 5/23/2025	EUR	200,000	185,265
1.50%, 5/23/2029	EUR	100,000	86,813
1.75%, 1/31/2031	EUR	200,000	169,561
Series EMTN, 2.88%, 11/7/2025	EUR	100,000	96,563
Johnson & Johnson 1.65%, 5/20/2035	EUR	200,000	158,434
JPMorgan Chase & Co.:
Series EMTN, 0.63%, 1/25/2024 (a)	EUR	400,000	379,314
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	93,872
Series EMTN, 1.50%, 10/29/2026	EUR	100,000	89,362
Series EMTN, 2.88%, 5/24/2028	EUR	100,000	90,909
Series EMTN, 3 Month EURIBOR + 0.65%, 0.39%, 2/24/2028 (b)	EUR	150,000	124,420
Series EMTN, 3 Month EURIBOR + 0.65%, 0.60%, 2/17/2033 (b)	EUR	400,000	277,279
Series EMTN, 3 Month EURIBOR + 0.76%, 1.09%, 3/11/2027 (b)	EUR	300,000	265,418
Security Description		Principal Amount	Value
Series EMTN, 3 Month EURIBOR + 0.84%, 1.64%, 5/18/2028 (b)	EUR	300,000	$261,418
Series EMTN, 3 Month EURIBOR + 0.85%, 1.00%, 7/25/2031 (b)	EUR	300,000	227,162
Series EMTN, 3 Month EURIBOR + 0.87%, 1.05%, 11/4/2032 (b)	EUR	200,000	145,872
Series EMTN, 3 Month EURIBOR + 0.95%, 1.81%, 6/12/2029 (b)	EUR	100,000	85,441
SONIA + 0.68%, 0.99%, 4/28/2026 (b)	GBP	100,000	96,233
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	100,000	87,923
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	100,000	95,722
Medtronic Global Holdings SCA:
0.25%, 7/2/2025	EUR	200,000	180,937
0.38%, 10/15/2028	EUR	100,000	81,417
1.00%, 7/2/2031	EUR	100,000	78,619
1.13%, 3/7/2027	EUR	300,000	266,526
1.38%, 10/15/2040	EUR	100,000	64,519
1.50%, 7/2/2039	EUR	200,000	134,916
1.63%, 3/7/2031	EUR	100,000	83,991
1.63%, 10/15/2050	EUR	100,000	58,774
1.75%, 7/2/2049	EUR	100,000	61,846
2.25%, 3/7/2039	EUR	100,000	76,696
3.13%, 10/15/2031	EUR	100,000	93,104
3.38%, 10/15/2034	EUR	100,000	92,735
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	100,000	93,941
Metropolitan Life Global Funding I 0.38%, 4/9/2024	EUR	100,000	94,168
Microsoft Corp. 3.13%, 12/6/2028	EUR	200,000	196,439
Morgan Stanley:
Series GMTN, 1.38%, 10/27/2026	EUR	50,000	44,460
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	287,573
Series GMTN, 1.75%, 1/30/2025	EUR	300,000	282,826
Series GMTN, 1.88%, 4/27/2027	EUR	300,000	266,989
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	94,431
3 Month EURIBOR + 0.70%, 0.41%, 10/29/2027 (b)	EUR	100,000	84,192
3 Month EURIBOR + 0.72%, 0.50%, 2/7/2031 (b)	EUR	200,000	147,114

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
3 Month EURIBOR + 0.83%, 1.10%, 4/29/2033 (b)	EUR	400,000	$286,809
Series EMTN, 3 Month EURIBOR + 0.83%, 1.34%, 10/23/2026 (b)	EUR	100,000	90,315
3 Month EURIBOR + 0.87%, 0.50%, 10/26/2029 (b)	EUR	200,000	155,574
Nestle Finance International, Ltd.:
Series EMTN, 0.01%, 6/14/2026	EUR	100,000	87,777
0.38%, 5/12/2032	EUR	100,000	73,694
Series EMTN, 1.13%, 4/1/2026	EUR	100,000	92,421
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	172,709
PepsiCo, Inc.:
0.25%, 5/6/2024	EUR	100,000	94,309
Series EMTN, 0.50%, 5/6/2028	EUR	200,000	168,331
Pfizer, Inc. Series REGS, 2.74%, 6/15/2043	GBP	200,000	149,196
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	100,000	94,484
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	100,000	96,428
4.88%, 5/11/2027	EUR	100,000	105,165
Schlumberger Finance B.V.:
1.38%, 10/28/2026	EUR	100,000	90,804
2.00%, 5/6/2032	EUR	200,000	166,849
Schneider Electric SE Series EMTN, 0.25%, 9/9/2024	EUR	100,000	93,613
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	200,000	166,423
Series EMTN, 1.25%, 6/20/2033	EUR	200,000	130,764
2.75%, 5/15/2026	EUR	100,000	93,007
Series GMTN, 3.75%, 3/29/2024	EUR	100,000	98,305
3.88%, 1/5/2026	EUR	200,000	194,330
4.50%, 7/7/2028	EUR	200,000	192,216
Thermo Fisher Scientific Finance I B.V.:
0.80%, 10/18/2030	EUR	200,000	157,300
1.13%, 10/18/2033	EUR	200,000	148,629
1.63%, 10/18/2041	EUR	200,000	129,415
Thermo Fisher Scientific, Inc.:
0.75%, 9/12/2024	EUR	48,000	45,082
Security Description		Principal Amount	Value
Series EMTN, 1.88%, 10/1/2049	EUR	100,000	$61,195
Toyota Motor Credit Corp. Series EMTN, 0.25%, 7/16/2026	EUR	200,000	173,978
Upjohn Finance B.V. 1.91%, 6/23/2032	EUR	200,000	138,616
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	100,000	93,987
Utah Acquisition Sub, Inc. Series ., 2.25%, 11/22/2024	EUR	100,000	94,197
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	200,000	185,695
0.88%, 4/8/2027	EUR	100,000	87,292
1.25%, 4/8/2030	EUR	200,000	163,032
1.30%, 5/18/2033	EUR	100,000	74,480
1.38%, 10/27/2026	EUR	200,000	181,292
1.38%, 11/2/2028	EUR	100,000	86,157
2.63%, 12/1/2031	EUR	100,000	88,326
Series 20Y, 2.88%, 1/15/2038	EUR	200,000	164,116
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	244,143
3.38%, 10/27/2036	GBP	100,000	81,411
Visa, Inc. 1.50%, 6/15/2026	EUR	300,000	277,108
Walmart, Inc.:
4.88%, 9/21/2029	EUR	121,000	128,562
5.25%, 9/28/2035	GBP	68,000	73,600
5.63%, 3/27/2034	GBP	100,000	112,436
Wells Fargo & Co.:
Series EMTN, 0.50%, 4/26/2024	EUR	100,000	93,652
Series EMTN, 0.63%, 3/25/2030	EUR	100,000	73,523
0.63%, 8/14/2030	EUR	100,000	72,379
Series EMTN, 1.00%, 2/2/2027	EUR	200,000	170,573
Series EMTN, 1.38%, 10/26/2026	EUR	100,000	87,548
Series EMTN, 1.50%, 5/24/2027	EUR	400,000	345,801
Series EMTN, 2.00%, 7/28/2025	GBP	100,000	97,917
Series EMTN, 2.00%, 4/27/2026	EUR	400,000	364,149
Series EMTN, 2.13%, 6/4/2024	EUR	100,000	95,658
4.63%, 11/2/2035	GBP	50,000	46,701

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 Month EURIBOR + 1.67%, 1.34%, 5/4/2025 (b)	EUR	200,000	$188,179
			26,346,479
TOTAL CORPORATE BONDS & NOTES (Cost $137,067,308)			98,410,479
	Shares
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c)(d)	10,968	10,968
State Street Navigator Securities Lending Portfolio II (e)(f)	3,483,628	3,483,628
TOTAL SHORT-TERM INVESTMENTS (Cost $3,494,596)		3,494,596
TOTAL INVESTMENTS — 102.3% (Cost $140,561,952)		101,905,075
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(2,278,745)
NET ASSETS — 100.0%		$99,626,330

(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$98,410,479	$—	$98,410,479
Short-Term Investments	3,494,596	—	—	3,494,596
TOTAL INVESTMENTS	$3,494,596	$98,410,479	$—	$101,905,075
Sector Breakdown as of September 30, 2022

% of Total Investments
Financial	50.5%
Consumer, Non-cyclical	13.9
Communications	9.0
Consumer, Cyclical	7.7
Energy	4.6
Utilities	4.1
Technology	3.2
Industrial	2.8
Basic Materials	0.7
Diversified	0.1
Short-Term Investments	3.4
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,467	$11,467	$3,368,860	$3,369,359	$—	$—	10,968	$10,968	$327
State Street Navigator Securities Lending Portfolio II	2,853,956	2,853,956	21,801,278	21,171,606	—	—	3,483,628	3,483,628	7,945
Total		$2,865,423	$25,170,138	$24,540,965	$—	$—		$3,494,596	$8,272
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.0%
AUSTRALIA — 4.5%
Australia Government Bond:
Series 159, 0.25%, 11/21/2024	AUD	3,495,000	$2,099,618
Series 161, 0.25%, 11/21/2025	AUD	3,170,000	1,837,602
Series 164, 0.50%, 9/21/2026	AUD	2,998,000	1,704,673
Series 160, 1.00%, 12/21/2030	AUD	2,875,000	1,477,923
Series 163, 1.00%, 11/21/2031	AUD	4,025,000	2,016,949
Series 158, 1.25%, 5/21/2032	AUD	2,587,000	1,312,953
Series 157, 1.50%, 6/21/2031	AUD	3,622,000	1,920,793
Series 165, 1.75%, 11/21/2032	AUD	2,005,000	1,058,317
Series 162, 1.75%, 6/21/2051	AUD	1,425,000	556,452
Series 149, 2.25%, 5/21/2028	AUD	2,350,000	1,398,667
Series 155, 2.50%, 5/21/2030	AUD	3,402,000	1,995,459
Series 137, 2.75%, 4/21/2024	AUD	2,777,000	1,769,874
Series 148, 2.75%, 11/21/2027	AUD	1,950,000	1,198,070
Series 148, 2.75%, 11/21/2027	AUD	1,088,000	668,461
Series 152, 2.75%, 11/21/2028	AUD	2,665,000	1,620,448
Series 154, 2.75%, 11/21/2029	AUD	2,471,000	1,484,526
Series 145, 2.75%, 6/21/2035	AUD	674,000	379,020
Series 156, 2.75%, 5/21/2041	AUD	955,000	503,980
Series 150, 3.00%, 3/21/2047	AUD	1,505,000	799,863
Series 139, 3.25%, 4/21/2025	AUD	3,157,000	2,015,832
Series 138, 3.25%, 4/21/2029	AUD	2,664,000	1,661,280
Series 147, 3.25%, 6/21/2039	AUD	925,000	533,102
Series 144, 3.75%, 4/21/2037	AUD	914,000	567,177
Series 142, 4.25%, 4/21/2026	AUD	2,874,000	1,885,736
Series 140, 4.50%, 4/21/2033	AUD	1,210,000	817,741
Series 136, 4.75%, 4/21/2027	AUD	2,395,000	1,608,873
Security Description		Principal Amount	Value
COR, 3.00%, 11/21/2033	AUD	1,650,000	$972,355
			35,865,744
AUSTRIA — 2.7%
Austria Government Bond:
0.01%, 7/15/2024 (a)	EUR	1,017,000	963,422
0.01%, 2/20/2030 (a)	EUR	917,000	740,159
0.01%, 2/20/2031 (a)	EUR	1,864,000	1,456,074
0.50%, 4/20/2027 (a)	EUR	1,033,000	931,955
0.50%, 2/20/2029 (a)	EUR	819,000	703,345
0.75%, 10/20/2026 (a)	EUR	2,176,000	2,007,353
0.75%, 2/20/2028 (a)	EUR	1,173,000	1,049,513
0.75%, 3/20/2051 (a)	EUR	400,000	231,418
0.85%, 6/30/2120 (a)	EUR	375,000	156,257
1.20%, 10/20/2025 (a)	EUR	1,286,000	1,224,799
1.50%, 2/20/2047 (a)	EUR	877,000	647,483
1.50%, 11/2/2086 (a)	EUR	210,000	127,686
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,090,000	1,062,569
1.75%, 10/20/2023 (a)	EUR	876,000	859,212
2.10%, 9/20/2117 (a)	EUR	623,000	466,896
2.40%, 5/23/2034 (a)	EUR	1,107,000	1,027,603
3.15%, 6/20/2044 (a)	EUR	1,168,000	1,196,966
3.80%, 1/26/2062 (a)	EUR	597,000	701,616
4.15%, 3/15/2037 (a)	EUR	1,396,000	1,551,934
4.85%, 3/15/2026 (a)	EUR	1,092,000	1,166,956
6.25%, 7/15/2027	EUR	1,144,000	1,316,697
Republic of Austria Government Bond:
0.01%, 4/20/2025 (a)	EUR	760,000	706,570
0.01%, 10/20/2040 (a)	EUR	250,000	144,116
0.70%, 4/20/2071 (a)	EUR	250,000	111,479
0.90%, 2/20/2032 (a)	EUR	827,000	681,809
1.85%, 5/23/2049 (a)	EUR	275,000	217,968
			21,451,855
BELGIUM — 4.2%
Belgium Government Bond:
Series 91, 0.01%, 10/22/2027 (a)	EUR	1,093,000	953,237
Series 92, 0.01%, 10/22/2031 (a)	EUR	1,763,000	1,363,011
Series 89, 0.10%, 6/22/2030 (a)	EUR	1,333,200	1,091,651
Series 94, 0.35%, 6/22/2032 (a)	EUR	1,662,000	1,295,880
Series 90, 0.40%, 6/22/2040 (a)	EUR	600,000	372,962
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,720,000	1,640,691
Series 93, 0.65%, 6/22/2071 (a)	EUR	589,000	247,956
Series 74, 0.80%, 6/22/2025 (a)	EUR	2,400,000	2,280,884

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,500,000	$1,375,584
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,366,000	1,228,857
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,751,000	1,554,465
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,703,000	1,603,685
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,667,000	1,435,245
Series 86, 1.25%, 4/22/2033 (a)	EUR	967,000	819,907
Series 95, 1.40%, 6/22/2053 (a)	EUR	825,000	538,684
Series 84, 1.45%, 6/22/2037 (a)	EUR	768,000	606,325
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,329,000	971,128
Series 88, 1.70%, 6/22/2050 (a)	EUR	1,245,000	906,430
Series 76, 1.90%, 6/22/2038 (a)	EUR	796,000	664,015
Series 80, 2.15%, 6/22/2066 (a)	EUR	555,000	445,061
Series 83, 2.25%, 6/22/2057 (a)	EUR	594,000	490,489
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,262,000	1,252,262
Series 73, 3.00%, 6/22/2034 (a)	EUR	835,000	824,972
Series 71, 3.75%, 6/22/2045	EUR	1,094,000	1,175,267
Series 66, 4.00%, 3/28/2032	EUR	733,000	796,275
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,830,000	2,043,622
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,222,000	1,293,410
Series 44, 5.00%, 3/28/2035 (a)	EUR	1,918,000	2,258,234
Series 31, 5.50%, 3/28/2028	EUR	1,873,000	2,136,532
			33,666,721
CANADA — 4.5%
Canadian Government Bond:
0.25%, 11/1/2023	CAD	1,396,000	979,458
0.25%, 4/1/2024	CAD	2,915,000	2,013,135
0.25%, 3/1/2026	CAD	1,100,000	716,524
0.50%, 9/1/2025	CAD	3,185,000	2,118,903
0.50%, 12/1/2030	CAD	1,350,000	792,535
0.75%, 2/1/2024	CAD	1,125,000	785,943
1.00%, 9/1/2026	CAD	1,500,000	994,044
1.00%, 6/1/2027	CAD	1,249,000	819,314
1.25%, 3/1/2025	CAD	1,470,000	1,009,238
1.25%, 3/1/2027	CAD	900,000	598,282
Security Description		Principal Amount	Value
1.25%, 6/1/2030	CAD	3,462,000	$2,187,138
1.50%, 5/1/2024	CAD	1,700,000	1,193,286
1.50%, 9/1/2024	CAD	1,139,000	794,779
1.50%, 6/1/2026	CAD	1,403,000	952,440
1.50%, 6/1/2031	CAD	2,725,000	1,728,527
1.50%, 12/1/2031	CAD	2,040,000	1,287,541
1.75%, 12/1/2053	CAD	1,700,000	907,606
2.00%, 6/1/2028	CAD	1,350,000	919,673
2.00%, 6/1/2032	CAD	1,500,000	986,489
2.00%, 12/1/2051	CAD	3,130,000	1,796,887
2.25%, 3/1/2024	CAD	1,523,000	1,084,495
2.25%, 6/1/2025	CAD	910,000	639,394
2.25%, 6/1/2029	CAD	1,435,000	985,468
2.25%, 12/1/2029	CAD	750,000	513,379
2.50%, 6/1/2024	CAD	1,180,000	841,246
2.75%, 12/1/2048	CAD	1,117,000	758,493
2.75%, 12/1/2064	CAD	485,000	325,497
3.50%, 12/1/2045	CAD	1,423,000	1,089,966
4.00%, 6/1/2041	CAD	1,108,000	893,572
5.00%, 6/1/2037	CAD	1,020,000	891,186
Series WL43, 5.75%, 6/1/2029	CAD	1,220,000	1,021,617
5.75%, 6/1/2033	CAD	1,370,000	1,225,942
Series VW17, 8.00%, 6/1/2027	CAD	370,000	323,256
Series A-76, 9.00%, 6/1/2025	CAD	330,000	272,508
COR, 1.50%, 4/1/2025	CAD	550,000	379,224
COR, 2.50%, 12/1/2032	CAD	250,000	171,646
COR, 2.75%, 8/1/2024	CAD	300,000	214,343
COR, 2.75%, 9/1/2027	CAD	425,000	301,393
			35,514,367
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (a)	CLP	170,000,000	135,254
2.50%, 3/1/2025	CLP	550,000,000	506,794
4.50%, 3/1/2026	CLP	360,000,000	343,494
4.70%, 9/1/2030 (a)	CLP	420,000,000	382,579
5.00%, 10/1/2028 (a)	CLP	160,000,000	149,265
5.00%, 3/1/2035	CLP	415,000,000	368,309
5.10%, 7/15/2050	CLP	95,000,000	77,542
Series 30YR, 6.00%, 1/1/2043	CLP	330,000,000	314,011
			2,277,248
CHINA — 4.5%
China Government Bond:
Series INBK, 2.47%, 9/2/2024	CNY	15,400,000	2,185,670
Series INBK, 2.75%, 2/17/2032	CNY	9,600,000	1,343,349
Series INBK, 2.89%, 11/18/2031	CNY	6,400,000	905,748

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 1904, 3.19%, 4/11/2024	CNY	20,800,000	$2,987,477
Series 1907, 3.25%, 6/6/2026	CNY	20,150,000	2,929,273
Series 1827, 3.25%, 11/22/2028	CNY	63,850,000	9,317,857
Series INBK, 3.27%, 11/19/2030	CNY	13,600,000	1,993,569
Series 1823, 3.29%, 10/18/2023	CNY	34,870,000	4,991,235
Series INBK, 3.39%, 3/16/2050	CNY	6,550,000	948,597
Series INBK, 3.76%, 3/22/2071	CNY	4,000,000	638,250
Series 1824, 4.08%, 10/22/2048	CNY	45,380,000	7,399,855
Series 2417, 4.63%, 8/11/2034	CNY	2,500,000	419,445
			36,060,325
COLOMBIA — 0.6%
Colombian TES:
Series B, 5.75%, 11/3/2027	COP	900,000,000	147,832
Series B, 6.00%, 4/28/2028	COP	6,475,000,000	1,049,560
Series B, 7.00%, 3/26/2031	COP	1,100,000,000	169,929
Series B, 7.00%, 6/30/2032	COP	7,790,000,000	1,164,199
Series B, 7.25%, 10/26/2050	COP	4,067,000,000	512,178
Series B, 7.50%, 8/26/2026	COP	7,658,000,000	1,424,523
			4,468,221
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 0.95%, 1/20/2032	EUR	325,000	241,198
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	63,454
Series EMTN, 1.50%, 4/16/2027	EUR	50,000	45,347
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	227,442
Series EMTN, 2.75%, 6/27/2024	EUR	50,000	49,281
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	86,816
Series EMTN, 2.75%, 5/3/2049	EUR	100,000	77,383
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	101,640
Series EMTN, 4.25%, 11/4/2025	EUR	70,000	71,148
			963,709
Security Description		Principal Amount	Value
CZECH REPUBLIC — 0.8%
Czech Republic Government Bond:
Series 135, 0.01%, 12/12/2024	CZK	6,100,000	$214,262
Series 100, 0.25%, 2/10/2027	CZK	8,210,000	260,827
Series 97, 0.45%, 10/25/2023	CZK	9,540,000	355,400
Series 94, 0.95%, 5/15/2030	CZK	13,030,000	376,580
Series 95, 1.00%, 6/26/2026	CZK	14,090,000	476,882
Series 121, 1.20%, 3/13/2031	CZK	21,130,000	604,719
Series 120, 1.25%, 2/14/2025	CZK	10,200,000	364,022
Series 125, 1.50%, 4/24/2040	CZK	7,600,000	169,267
Series 138, 1.75%, 6/23/2032	CZK	11,300,000	326,629
Series 103, 2.00%, 10/13/2033	CZK	20,200,000	583,081
Series 89, 2.40%, 9/17/2025	CZK	17,190,000	623,773
Series 78, 2.50%, 8/25/2028	CZK	18,700,000	636,735
Series 105, 2.75%, 7/23/2029	CZK	21,430,000	726,029
Series 49, 4.20%, 12/4/2036	CZK	7,560,000	267,172
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	62,794
Series 58, 5.70%, 5/25/2024	CZK	6,990,000	276,819
COR, 6.00%, 2/26/2026	CZK	7,250,000	291,798
			6,616,789
DENMARK — 0.8%
Denmark Government Bond:
0.01%, 11/15/2024	DKK	2,250,000	283,198
Series 10Y, 0.01%, 11/15/2031	DKK	5,420,000	565,704
Series 30Y, 0.25%, 11/15/2052	DKK	4,770,000	326,828
Series 10Y, 0.50%, 11/15/2027	DKK	6,903,000	826,974
Series 10YR, 0.50%, 11/15/2029	DKK	10,921,000	1,254,550
1.50%, 11/15/2023	DKK	4,005,000	525,039
1.75%, 11/15/2025	DKK	5,068,000	657,774
4.50%, 11/15/2039	DKK	11,674,000	1,933,631
7.00%, 11/10/2024	DKK	1,002,000	145,098
			6,518,796

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
ESTONIA — 0.0% (b)
Estonia Government International Bond 0.13%, 6/10/2030	EUR	100,000	$76,857
FINLAND — 1.2%
Finland Government Bond:
0.01%, 9/15/2024 (a)	EUR	405,000	382,218
0.01%, 9/15/2026 (a)	EUR	531,000	475,145
0.01%, 9/15/2030 (a)	EUR	575,000	458,305
0.13%, 9/15/2031 (a)	EUR	600,000	469,278
0.13%, 4/15/2036 (a)	EUR	471,000	321,990
0.13%, 4/15/2052 (a)	EUR	350,000	165,512
0.25%, 9/15/2040 (a)	EUR	272,000	169,096
0.50%, 4/15/2026 (a)	EUR	531,000	491,271
0.50%, 9/15/2027 (a)	EUR	990,000	885,379
0.50%, 9/15/2028 (a)	EUR	362,000	315,497
0.50%, 9/15/2029 (a)	EUR	648,000	552,580
0.50%, 4/15/2043 (a)	EUR	267,000	166,518
0.75%, 4/15/2031 (a)	EUR	734,000	616,336
0.88%, 9/15/2025 (a)	EUR	393,000	370,591
1.13%, 4/15/2034 (a)	EUR	555,000	452,556
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	616,000	462,745
2.00%, 4/15/2024 (a)	EUR	497,000	488,488
2.63%, 7/4/2042 (a)	EUR	534,000	502,739
2.75%, 7/4/2028 (a)	EUR	800,000	795,754
4.00%, 7/4/2025 (a)	EUR	561,000	578,382
			9,120,380
FRANCE — 5.3%
France Government Bond OAT:
0.01%, 3/25/2024	EUR	1,050,000	1,001,229
0.01%, 3/25/2025	EUR	1,355,000	1,263,722
0.01%, 2/25/2026	EUR	1,338,000	1,221,799
0.01%, 11/25/2029	EUR	991,000	817,674
0.01%, 11/25/2030	EUR	1,229,000	986,453
0.01%, 11/25/2031	EUR	1,250,000	971,372
0.25%, 11/25/2026	EUR	975,000	883,464
0.50%, 5/25/2025	EUR	1,120,000	1,054,592
0.50%, 5/25/2026	EUR	1,188,000	1,098,737
0.50%, 5/25/2029	EUR	960,000	833,089
0.50%, 5/25/2040 (a)	EUR	967,000	621,367
0.50%, 5/25/2072 (a)	EUR	177,000	68,116
0.75%, 5/25/2028	EUR	1,666,000	1,495,013
0.75%, 11/25/2028	EUR	1,350,000	1,202,029
0.75%, 5/25/2052	EUR	950,000	527,489
1.00%, 11/25/2025	EUR	1,017,000	964,322
1.00%, 5/25/2027	EUR	1,113,000	1,031,162
1.25%, 5/25/2034	EUR	835,000	688,680
1.25%, 5/25/2036 (a)	EUR	1,360,000	1,080,464
1.50%, 5/25/2031	EUR	1,495,000	1,355,755
1.50%, 5/25/2050 (a)	EUR	830,000	586,170
1.75%, 11/25/2024	EUR	1,000,000	975,545
1.75%, 6/25/2039 (a)	EUR	750,000	618,342
Security Description		Principal Amount	Value
1.75%, 5/25/2066 (a)	EUR	485,000	$341,709
2.00%, 5/25/2048 (a)	EUR	815,000	656,345
2.25%, 5/25/2024	EUR	740,000	729,186
2.50%, 5/25/2030	EUR	1,279,000	1,262,808
2.75%, 10/25/2027	EUR	1,536,000	1,536,525
3.25%, 5/25/2045	EUR	735,000	747,548
3.50%, 4/25/2026	EUR	932,000	955,946
4.00%, 10/25/2038	EUR	726,000	794,263
4.00%, 4/25/2055 (a)	EUR	424,000	497,100
4.00%, 4/25/2060	EUR	498,000	589,498
4.25%, 10/25/2023	EUR	1,050,000	1,054,943
4.50%, 4/25/2041	EUR	1,010,000	1,182,774
4.75%, 4/25/2035	EUR	798,000	926,527
5.50%, 4/25/2029	EUR	1,035,000	1,199,488
5.75%, 10/25/2032	EUR	857,000	1,060,633
6.00%, 10/25/2025	EUR	876,000	956,906
French Republic Government Bond OAT:
0.01%, 2/25/2024	EUR	1,200,000	1,146,707
0.01%, 2/25/2025	EUR	700,000	653,744
0.01%, 2/25/2027	EUR	1,325,000	1,178,292
0.01%, 5/25/2032	EUR	1,050,000	797,859
0.50%, 6/25/2044 (a)	EUR	500,000	298,098
0.75%, 5/25/2053 (a)	EUR	600,000	325,794
2.00%, 11/25/2032	EUR	900,000	825,063
COR, 0.75%, 2/25/2028	EUR	1,146,000	1,032,842
			42,097,183
GERMANY — 4.6%
Bundesobligation COR, 1.30%, 10/15/2027	EUR	650,000	616,068
Bundesrepublik Deutschland:
0.01%, 8/15/2026	EUR	887,000	810,853
0.01%, 8/15/2029	EUR	800,000	684,394
0.01%, 8/15/2030	EUR	1,377,000	1,153,929
Series G, 0.01%, 8/15/2030	EUR	570,000	477,403
0.01%, 2/15/2031	EUR	1,203,000	995,990
0.01%, 8/15/2050	EUR	1,000,000	549,286
0.25%, 2/15/2027	EUR	1,382,000	1,263,721
0.25%, 8/15/2028	EUR	930,000	825,160
0.50%, 8/15/2027	EUR	595,000	545,629
0.50%, 2/15/2028	EUR	1,122,000	1,019,005
1.25%, 8/15/2048	EUR	1,286,000	1,050,374
Series 98, 4.75%, 7/4/2028	EUR	630,000	707,615
Series 08, 4.75%, 7/4/2040	EUR	100,000	134,125
Series 94, 6.25%, 1/4/2024	EUR	265,000	274,262

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Bundesrepublik Deutschland Bundesanleihe:
0.01%, 8/15/2031	EUR	1,170,000	$957,884
Series G, 0.01%, 8/15/2031	EUR	431,000	352,771
0.01%, 2/15/2032	EUR	900,000	726,730
0.01%, 8/15/2052	EUR	685,000	360,749
COR, 0.01%, 11/15/2028	EUR	500,000	434,542
COR, 1.70%, 8/15/2032	EUR	650,000	612,969
Bundesschatzanweisungen:
0.01%, 12/15/2023	EUR	375,000	360,572
0.01%, 3/15/2024	EUR	775,000	741,827
COR, 0.20%, 6/14/2024	EUR	625,000	597,084
Federal Republic of Germany:
Series 178, 0.01%, 10/13/2023	EUR	605,000	582,565
Series 179, 0.01%, 4/5/2024	EUR	700,000	669,670
Series 180, 0.01%, 10/18/2024	EUR	550,000	520,601
Series 181, 0.01%, 4/11/2025	EUR	500,000	468,993
Series 182, 0.01%, 10/10/2025	EUR	770,000	715,558
Series 183, 0.01%, 4/10/2026	EUR	800,000	736,306
0.01%, 2/15/2030	EUR	831,000	704,184
0.25%, 2/15/2029	EUR	866,000	761,369
0.50%, 2/15/2025	EUR	1,211,000	1,152,901
0.50%, 2/15/2026	EUR	1,153,000	1,082,319
1.00%, 8/15/2024	EUR	765,000	740,598
1.00%, 8/15/2025	EUR	868,000	832,365
1.50%, 5/15/2024	EUR	774,000	757,075
1.75%, 2/15/2024	EUR	650,000	638,211
2.50%, 7/4/2044	EUR	882,000	917,199
2.50%, 8/15/2046	EUR	1,029,000	1,083,214
3.25%, 7/4/2042	EUR	853,000	977,196
Series 05, 4.00%, 1/4/2037	EUR	845,000	1,006,966
Series 2007, 4.25%, 7/4/2039	EUR	602,000	755,315
Series 03, 4.75%, 7/4/2034	EUR	874,000	1,086,921
Series 08, 4.75%, 7/4/2040	EUR	603,000	808,776
Series 00, 5.50%, 1/4/2031	EUR	690,000	851,843
Series 98, 5.63%, 1/4/2028	EUR	875,000	1,011,493
Series 00, 6.25%, 1/4/2030	EUR	483,000	607,523
Security Description		Principal Amount	Value
Series 97, 6.50%, 7/4/2027	EUR	570,000	$671,148
			36,393,251
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.36%, 4/15/2024	HKD	650,000	78,415
1.25%, 6/29/2027	HKD	550,000	62,674
1.59%, 3/4/2036	HKD	200,000	19,632
1.68%, 1/21/2026	HKD	1,350,000	160,744
1.89%, 3/2/2032	HKD	800,000	88,427
1.97%, 1/17/2029	HKD	600,000	69,420
2.02%, 3/7/2034	HKD	300,000	32,211
2.13%, 7/16/2030	HKD	450,000	51,747
2.22%, 8/7/2024	HKD	1,600,000	197,627
			760,897
HUNGARY — 0.4%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	83,150,000	140,495
Series 26/E, 1.50%, 4/22/2026	HUF	162,000,000	270,310
Series 26/F, 1.50%, 8/26/2026	HUF	65,000,000	106,065
Series 29/A, 2.00%, 5/23/2029	HUF	105,000,000	152,347
Series 33/A, 2.25%, 4/20/2033	HUF	141,720,000	171,890
Series 34/A, 2.25%, 6/22/2034	HUF	40,000,000	46,422
Series 24/C, 2.50%, 10/24/2024	HUF	74,830,000	142,213
Series 26/D, 2.75%, 12/22/2026	HUF	132,080,000	224,087
Series 24/B, 3.00%, 6/26/2024	HUF	118,130,000	232,705
Series 27/A, 3.00%, 10/27/2027	HUF	110,260,000	184,616
Series 30/A, 3.00%, 8/21/2030	HUF	129,210,000	191,462
Series 38/A, 3.00%, 10/27/2038	HUF	103,500,000	113,730
Series 41/A, 3.00%, 4/25/2041	HUF	45,000,000	46,046
Series 31/A, 3.25%, 10/22/2031	HUF	135,000,000	194,874
Series 25/B, 5.50%, 6/24/2025	HUF	82,840,000	162,376
Series 23/A, 6.00%, 11/24/2023	HUF	97,760,000	209,300
Series 28/A, 6.75%, 10/22/2028	HUF	92,270,000	182,184
			2,771,122

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
INDONESIA — 3.0%
Indonesia Treasury Bond:
Series FR90, 5.13%, 4/15/2027	IDR	2,936,000,000	$180,780
Series FR64, 6.13%, 5/15/2028	IDR	70,718,000,000	4,424,943
Series FR88, 6.25%, 6/15/2036	IDR	34,763,000,000	2,052,335
Series FR81, 6.50%, 6/15/2025	IDR	26,685,000,000	1,735,739
Series FR65, 6.63%, 5/15/2033	IDR	64,700,000,000	3,979,682
Series FR89, 6.88%, 8/15/2051	IDR	6,350,000,000	395,645
Series FR59, 7.00%, 5/15/2027	IDR	44,850,000,000	2,943,915
Series FR92, 7.13%, 6/15/2042	IDR	9,600,000,000	613,076
Series FR76, 7.38%, 5/15/2048	IDR	10,875,000,000	708,598
Series FR75, 7.50%, 5/15/2038	IDR	59,566,000,000	3,923,943
Series FR70, 8.38%, 3/15/2024	IDR	46,510,000,000	3,141,758
			24,100,414
IRELAND — 1.4%
Ireland Government Bond:
0.01%, 10/18/2031	EUR	1,268,000	983,297
0.20%, 5/15/2027	EUR	552,000	492,722
0.20%, 10/18/2030	EUR	600,000	490,280
0.40%, 5/15/2035	EUR	491,900	358,378
0.55%, 4/22/2041	EUR	520,000	330,181
0.90%, 5/15/2028	EUR	953,000	861,065
1.00%, 5/15/2026	EUR	1,075,000	1,013,210
1.10%, 5/15/2029	EUR	1,254,000	1,129,858
1.30%, 5/15/2033	EUR	554,000	471,147
1.35%, 3/18/2031	EUR	715,000	642,221
1.50%, 5/15/2050	EUR	650,000	455,880
1.70%, 5/15/2037	EUR	630,000	528,147
2.00%, 2/18/2045	EUR	978,000	800,481
2.40%, 5/15/2030	EUR	850,000	831,197
3.40%, 3/18/2024	EUR	764,000	764,634
5.40%, 3/13/2025	EUR	969,000	1,026,049
COR, 0.35%, 10/18/2032	EUR	200,000	155,488
			11,334,235
ISRAEL — 0.9%
Israel Government Bond:
Series 1024, 0.40%, 10/31/2024	ILS	1,465,000	388,913
Series 0425, 0.50%, 4/30/2025	ILS	1,895,000	497,259
Series 0226, 0.50%, 2/27/2026	ILS	425,000	109,005
Security Description		Principal Amount	Value
Series 0330, 1.00%, 3/31/2030	ILS	4,575,000	$1,085,067
Series 1123, 1.50%, 11/30/2023	ILS	1,355,000	375,222
Series 0537, 1.50%, 5/31/2037	ILS	1,250,000	269,530
Series 0825, 1.75%, 8/31/2025	ILS	1,904,000	513,522
Series 0327, 2.00%, 3/31/2027	ILS	1,590,000	422,604
Series 0928, 2.25%, 9/28/2028	ILS	1,700,000	449,942
Series 0324, 3.75%, 3/31/2024	ILS	2,317,000	655,843
Series 0347, 3.75%, 3/31/2047	ILS	2,585,000	726,143
Series 0142, 5.50%, 1/31/2042	ILS	2,305,000	815,801
Series 1026, 6.25%, 10/30/2026	ILS	1,490,000	466,245
			6,775,096
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
Zero Coupon, 8/1/2026	EUR	275,000	235,820
0.01%, 11/29/2023	EUR	175,000	166,503
0.01%, 1/15/2024	EUR	250,000	236,671
0.01%, 1/30/2024	EUR	350,000	331,103
0.01%, 4/15/2024	EUR	575,000	540,233
0.01%, 8/15/2024	EUR	200,000	185,738
0.01%, 12/15/2024	EUR	500,000	459,162
0.01%, 4/1/2026	EUR	825,000	716,444
0.25%, 3/15/2028	EUR	225,000	181,765
0.35%, 2/1/2025	EUR	1,367,000	1,257,763
0.50%, 2/1/2026	EUR	500,000	445,409
0.60%, 8/1/2031 (a)	EUR	525,000	375,115
0.65%, 10/15/2023	EUR	200,000	192,682
0.90%, 4/1/2031	EUR	973,000	726,814
0.95%, 8/1/2030	EUR	204,000	157,210
0.95%, 12/1/2031 (a)	EUR	450,000	328,124
0.95%, 6/1/2032	EUR	650,000	465,919
0.95%, 3/1/2037 (a)	EUR	150,000	93,179
1.25%, 12/1/2026	EUR	688,000	615,445
1.35%, 4/1/2030	EUR	897,000	724,614
1.45%, 11/15/2024	EUR	334,000	317,452
1.45%, 5/15/2025	EUR	600,000	561,527
1.45%, 3/1/2036 (a)	EUR	251,000	173,123
1.50%, 4/30/2045 (a)	EUR	500,000	288,486
1.60%, 6/1/2026	EUR	657,000	603,636
1.65%, 12/1/2030 (a)	EUR	719,000	580,833
1.70%, 9/1/2051 (a)	EUR	350,000	199,682
1.75%, 7/1/2024	EUR	400,000	384,650
1.80%, 3/1/2041 (a)	EUR	500,000	326,664
1.85%, 5/15/2024	EUR	355,000	342,290

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
2.00%, 2/1/2028	EUR	826,000	$740,344
2.05%, 8/1/2027	EUR	1,048,000	952,896
2.15%, 9/1/2052 (a)	EUR	200,000	124,402
2.15%, 3/1/2072 (a)	EUR	300,000	175,338
2.20%, 6/1/2027	EUR	750,000	689,870
2.25%, 9/1/2036 (a)	EUR	295,000	224,620
Series 5Y, 2.45%, 10/1/2023	EUR	385,000	377,545
2.45%, 9/1/2033 (a)	EUR	870,000	702,823
2.50%, 11/15/2025	EUR	478,000	456,873
2.80%, 12/1/2028	EUR	906,000	835,853
2.80%, 3/1/2067 (a)	EUR	245,000	169,750
2.95%, 9/1/2038 (a)	EUR	327,000	264,765
3.00%, 8/1/2029	EUR	602,000	554,911
3.10%, 3/1/2040 (a)	EUR	223,000	181,683
3.45%, 3/1/2048 (a)	EUR	441,000	370,380
3.85%, 9/1/2049 (a)	EUR	280,000	249,654
7.25%, 11/1/2026	EUR	512,000	575,185
9.00%, 11/1/2023	EUR	250,000	261,911
COR, 1.20%, 8/15/2025	EUR	575,000	530,369
COR, 1.75%, 5/30/2024	EUR	250,000	240,245
COR, 2.65%, 12/1/2027	EUR	700,000	646,963
COR, 3.25%, 3/1/2038 (a)	EUR	300,000	252,030
Republic of Italy:
1.50%, 6/1/2025	EUR	354,000	331,549
1.65%, 3/1/2032 (a)	EUR	627,000	488,480
1.85%, 7/1/2025 (a)	EUR	400,000	376,891
2.00%, 12/1/2025	EUR	707,000	665,596
2.10%, 7/15/2026	EUR	250,000	233,257
Series CAC, 2.45%, 9/1/2050 (a)	EUR	400,000	271,140
2.50%, 12/1/2024	EUR	542,000	525,926
2.70%, 3/1/2047 (a)	EUR	335,000	247,290
3.25%, 9/1/2046 (a)	EUR	481,000	392,564
3.35%, 3/1/2035 (a)	EUR	500,000	436,885
3.50%, 3/1/2030 (a)	EUR	866,000	820,384
3.75%, 9/1/2024	EUR	430,000	427,892
4.00%, 2/1/2037 (a)	EUR	762,000	712,892
4.50%, 3/1/2024	EUR	665,000	667,186
4.50%, 3/1/2026 (a)	EUR	757,000	769,547
4.75%, 9/1/2028 (a)	EUR	887,000	908,069
4.75%, 9/1/2044 (a)	EUR	781,000	795,311
5.00%, 3/1/2025 (a)	EUR	550,000	562,138
5.00%, 8/1/2034 (a)	EUR	752,000	771,696
5.00%, 8/1/2039 (a)	EUR	579,000	601,867
5.00%, 9/1/2040 (a)	EUR	620,000	643,850
5.25%, 11/1/2029	EUR	757,000	802,124
5.75%, 2/1/2033	EUR	439,000	476,090
6.00%, 5/1/2031	EUR	945,000	1,047,004
6.50%, 11/1/2027	EUR	780,000	864,561
			36,632,655
Security Description		Principal Amount	Value
JAPAN — 22.9%
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	230,500,000	$1,599,192
Series 343, 0.10%, 6/20/2026	JPY	190,000,000	1,317,930
Series 344, 0.10%, 9/20/2026	JPY	314,550,000	2,180,912
Series 345, 0.10%, 12/20/2026	JPY	282,250,000	1,955,909
Series 346, 0.10%, 3/20/2027	JPY	280,000,000	1,939,717
Series 347, 0.10%, 6/20/2027	JPY	197,000,000	1,363,205
Series 348, 0.10%, 9/20/2027	JPY	189,000,000	1,307,116
Series 349, 0.10%, 12/20/2027	JPY	222,550,000	1,538,193
Series 350, 0.10%, 3/20/2028	JPY	277,550,000	1,916,609
Series 351, 0.10%, 6/20/2028	JPY	197,500,000	1,362,708
Series 352, 0.10%, 9/20/2028	JPY	213,400,000	1,470,941
Series 353, 0.10%, 12/20/2028	JPY	198,300,000	1,365,392
Series 354, 0.10%, 3/20/2029	JPY	306,200,000	2,106,031
Series 355, 0.10%, 6/20/2029	JPY	160,600,000	1,103,380
Series 356, 0.10%, 9/20/2029	JPY	175,000,000	1,200,753
Series 357, 0.10%, 12/20/2029	JPY	265,000,000	1,815,409
Series 358, 0.10%, 3/20/2030	JPY	277,500,000	1,896,747
Series 359, 0.10%, 6/20/2030	JPY	449,800,000	3,069,622
Series 361, 0.10%, 12/20/2030	JPY	335,950,000	2,287,347
Series 337, 0.30%, 12/20/2024	JPY	133,300,000	928,030
Series 341, 0.30%, 12/20/2025	JPY	204,150,000	1,425,207
Series 338, 0.40%, 3/20/2025	JPY	287,650,000	2,008,989
Series 339, 0.40%, 6/20/2025	JPY	346,700,000	2,423,798
Series 340, 0.40%, 9/20/2025	JPY	297,150,000	2,079,178
Series 335, 0.50%, 9/20/2024	JPY	323,350,000	2,258,122
Series 336, 0.50%, 12/20/2024	JPY	98,700,000	690,167
Series 332, 0.60%, 12/20/2023	JPY	305,000,000	2,124,917

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 333, 0.60%, 3/20/2024	JPY	293,250,000	$2,046,034
Series 334, 0.60%, 6/20/2024	JPY	255,300,000	1,783,564
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	812,315
Series 170, 0.30%, 9/20/2039	JPY	45,600,000	287,024
Series 171, 0.30%, 12/20/2039	JPY	55,400,000	347,292
Series 156, 0.40%, 3/20/2036	JPY	93,900,000	630,945
Series 168, 0.40%, 3/20/2039	JPY	25,000,000	161,316
Series 172, 0.40%, 3/20/2040	JPY	62,000,000	393,905
Series 173, 0.40%, 6/20/2040	JPY	228,850,000	1,448,422
Series 174, 0.40%, 9/20/2040	JPY	40,000,000	252,264
Series 158, 0.50%, 9/20/2036	JPY	104,050,000	704,898
Series 164, 0.50%, 3/20/2038	JPY	139,800,000	928,961
Series 165, 0.50%, 6/20/2038	JPY	120,000,000	794,813
Series 167, 0.50%, 12/20/2038	JPY	85,000,000	559,493
Series 175, 0.50%, 12/20/2040	JPY	122,450,000	783,504
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	616,741
Series 161, 0.60%, 6/20/2037	JPY	97,150,000	661,636
Series 162, 0.60%, 9/20/2037	JPY	80,000,000	542,737
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	649,234
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	702,577
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	646,790
Series 155, 1.00%, 12/20/2035	JPY	133,800,000	971,824
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	970,628
Series 152, 1.20%, 3/20/2035	JPY	95,000,000	708,570
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	781,551
Series 153, 1.30%, 6/20/2035	JPY	110,000,000	829,174
Series 150, 1.40%, 9/20/2034	JPY	337,150,000	2,573,236
Security Description		Principal Amount	Value
Series 144, 1.50%, 3/20/2033	JPY	66,200,000	$510,638
Series 148, 1.50%, 3/20/2034	JPY	110,000,000	848,591
Series 149, 1.50%, 6/20/2034	JPY	100,000,000	771,156
Series 136, 1.60%, 3/20/2032	JPY	100,600,000	780,356
Series 143, 1.60%, 3/20/2033	JPY	60,000,000	466,905
Series 147, 1.60%, 12/20/2033	JPY	150,000,000	1,168,144
Series 140, 1.70%, 9/20/2032	JPY	100,000,000	784,297
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,020,313
Series 145, 1.70%, 6/20/2033	JPY	166,400,000	1,307,828
Series 146, 1.70%, 9/20/2033	JPY	175,000,000	1,375,566
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	736,261
Series 130, 1.80%, 9/20/2031	JPY	134,100,000	1,049,963
Series 133, 1.80%, 12/20/2031	JPY	166,550,000	1,309,491
Series 142, 1.80%, 12/20/2032	JPY	166,650,000	1,319,338
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	389,170
Series 108, 1.90%, 12/20/2028	JPY	51,350,000	393,094
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	416,870
Series 121, 1.90%, 9/20/2030	JPY	48,600,000	379,080
Series 73, 2.00%, 12/20/2024	JPY	35,000,000	252,758
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	217,684
Series 93, 2.00%, 3/20/2027	JPY	30,000,000	225,351
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	504,037
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	330,534
Series 92, 2.10%, 12/20/2026	JPY	63,800,000	479,193
Series 94, 2.10%, 3/20/2027	JPY	81,000,000	610,937
Series 96, 2.10%, 6/20/2027	JPY	43,000,000	325,448
Series 99, 2.10%, 12/20/2027	JPY	90,000,000	686,654
Series 105, 2.10%, 9/20/2028	JPY	78,200,000	603,271

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	$387,036
Series 113, 2.10%, 9/20/2029	JPY	96,250,000	752,139
Series 117, 2.10%, 3/20/2030	JPY	156,450,000	1,229,356
Series 90, 2.20%, 9/20/2026	JPY	78,550,000	589,750
Series 97, 2.20%, 9/20/2027	JPY	87,800,000	670,409
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	638,724
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	387,765
Series 115, 2.20%, 12/20/2029	JPY	75,000,000	591,746
Series 125, 2.20%, 3/20/2031	JPY	48,650,000	389,983
Series 95, 2.30%, 6/20/2027	JPY	50,000,000	381,671
Series 102, 2.40%, 6/20/2028	JPY	96,800,000	755,327
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	60,000,000	339,477
Series 64, 0.40%, 9/20/2049	JPY	60,000,000	327,510
Series 65, 0.40%, 12/20/2049	JPY	52,350,000	285,749
Series 66, 0.40%, 3/20/2050	JPY	60,000,000	327,332
Series 52, 0.50%, 9/20/2046	JPY	62,500,000	369,581
Series 62, 0.50%, 3/20/2049	JPY	52,050,000	294,798
Series 53, 0.60%, 12/20/2046	JPY	59,650,000	359,998
Series 67, 0.60%, 6/20/2050	JPY	80,000,000	457,958
Series 68, 0.60%, 9/20/2050	JPY	90,000,000	513,705
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	344,635
Series 61, 0.70%, 12/20/2048	JPY	75,000,000	449,751
Series 69, 0.70%, 12/20/2050	JPY	100,000,000	585,996
Series 50, 0.80%, 3/20/2046	JPY	99,650,000	636,446
Series 54, 0.80%, 3/20/2047	JPY	80,750,000	509,169
Series 55, 0.80%, 6/20/2047	JPY	65,500,000	411,458
Series 56, 0.80%, 9/20/2047	JPY	178,850,000	1,119,893
Security Description		Principal Amount	Value
Series 57, 0.80%, 12/20/2047	JPY	68,250,000	$425,565
Series 58, 0.80%, 3/20/2048	JPY	77,150,000	479,674
Series 60, 0.90%, 9/20/2048	JPY	135,750,000	858,757
Series 48, 1.40%, 9/20/2045	JPY	84,350,000	612,364
Series 49, 1.40%, 12/20/2045	JPY	91,550,000	663,813
Series 45, 1.50%, 12/20/2044	JPY	51,950,000	385,865
Series 46, 1.50%, 3/20/2045	JPY	69,650,000	516,722
Series 47, 1.60%, 6/20/2045	JPY	102,850,000	776,429
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	331,280
Series 41, 1.70%, 12/20/2043	JPY	104,850,000	810,462
Series 42, 1.70%, 3/20/2044	JPY	49,650,000	383,493
Series 43, 1.70%, 6/20/2044	JPY	100,550,000	775,641
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	516,605
Series 38, 1.80%, 3/20/2043	JPY	50,000,000	394,062
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	550,492
Series 37, 1.90%, 9/20/2042	JPY	87,300,000	699,546
Series 39, 1.90%, 6/20/2043	JPY	53,500,000	428,107
Series 13, 2.00%, 12/20/2033	JPY	87,900,000	710,943
Series 33, 2.00%, 9/20/2040	JPY	91,200,000	741,861
Series 35, 2.00%, 9/20/2041	JPY	94,750,000	771,144
Series 36, 2.00%, 3/20/2042	JPY	171,750,000	1,398,135
Series 34, 2.20%, 3/20/2041	JPY	74,900,000	626,548
Series 21, 2.30%, 12/20/2035	JPY	30,000,000	252,222
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	155,262
Series 30, 2.30%, 3/20/2039	JPY	97,950,000	829,548
Series 32, 2.30%, 3/20/2040	JPY	63,650,000	539,234
Series 26, 2.40%, 3/20/2037	JPY	69,300,000	591,634
Series 29, 2.40%, 9/20/2038	JPY	50,000,000	428,415

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	$170,312
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	257,103
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	343,625
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	258,535
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	414,236
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	150,250,000	758,864
Series 12, 0.50%, 3/20/2059	JPY	75,000,000	383,759
Series 13, 0.50%, 3/20/2060	JPY	155,000,000	786,003
Series 11, 0.80%, 3/20/2058	JPY	74,450,000	426,501
Series 10, 0.90%, 3/20/2057	JPY	136,750,000	813,650
Series 8, 1.40%, 3/20/2055	JPY	58,750,000	405,192
Series 7, 1.70%, 3/20/2054	JPY	90,900,000	675,836
Series 6, 1.90%, 3/20/2053	JPY	58,350,000	453,453
Series 5, 2.00%, 3/20/2052	JPY	40,000,000	318,455
Series 2, 2.20%, 3/20/2049	JPY	64,750,000	536,882
Series 3, 2.20%, 3/20/2050	JPY	29,650,000	246,199
Series 4, 2.20%, 3/20/2051	JPY	38,050,000	315,317
Series 1, 2.40%, 3/20/2048	JPY	42,000,000	361,970
Government of Japan 5 Year Bond:
Series 138, 0.10%, 12/20/2023	JPY	449,050,000	3,109,736
Series 139, 0.10%, 3/20/2024	JPY	278,300,000	1,927,691
Series 140, 0.10%, 6/20/2024	JPY	294,100,000	2,037,254
Series 141, 0.10%, 9/20/2024	JPY	171,550,000	1,188,708
Series 142, 0.10%, 12/20/2024	JPY	255,000,000	1,767,480
Series 143, 0.10%, 3/20/2025	JPY	332,500,000	2,305,298
Series 144, 0.10%, 6/20/2025	JPY	354,000,000	2,454,998
Series 145, 0.10%, 9/20/2025	JPY	300,000,000	2,080,673
Security Description		Principal Amount	Value
Series 146, 0.10%, 12/20/2025	JPY	150,200,000	$1,041,869
Japan Government 10 Year Bond:
Series 360, 0.10%, 9/20/2030	JPY	215,000,000	1,466,091
Series 362, 0.10%, 3/20/2031	JPY	225,000,000	1,530,644
Series 363, 0.10%, 6/20/2031	JPY	260,650,000	1,771,167
Series 364, 0.10%, 9/20/2031	JPY	357,500,000	2,428,145
Series 365, 0.10%, 12/20/2031	JPY	420,000,000	2,862,860
Japan Government 20 Year Bond:
Series 177, 0.40%, 6/20/2041	JPY	140,000,000	874,007
Series 176, 0.50%, 3/20/2041	JPY	160,000,000	1,020,277
Series 179, 0.50%, 12/20/2041	JPY	170,000,000	1,075,917
Japan Government 30 Year Bond:
Series 70, 0.70%, 3/20/2051	JPY	90,000,000	525,966
Series 71, 0.70%, 6/20/2051	JPY	90,500,000	528,288
Japan Government 5 Year Bond:
Series 148, 0.01%, 6/20/2026	JPY	175,000,000	1,209,579
Series 149, 0.01%, 9/20/2026	JPY	359,100,000	2,480,443
Series 150, 0.01%, 12/20/2026	JPY	330,000,000	2,277,706
Japan Government Five Year Bond:
Series 147, 0.01%, 3/20/2026	JPY	218,800,000	1,513,030
Series 151, 0.01%, 3/20/2027	JPY	234,000,000	1,614,211
COR, 0.01%, 6/20/2027	JPY	259,500,000	1,787,555
Japan Government Forty Year Bond:
Series 14, 0.70%, 3/20/2061	JPY	110,000,000	596,171
COR, 1.00%, 3/20/2062	JPY	30,000,000	177,840
Japan Government Ten Year Bond:
Series 366, 0.20%, 3/20/2032	JPY	350,000,000	2,417,707
COR, 0.20%, 6/20/2032	JPY	180,000,000	1,237,448

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Japan Government Thirty Year Bond:
Series 73, 0.70%, 12/20/2051	JPY	120,000,000	$698,776
COR, 1.30%, 6/20/2052	JPY	70,000,000	473,594
Japan Government Twenty Year Bond:
Series 178, 0.50%, 9/20/2041	JPY	115,000,000	729,709
Series 180, 0.80%, 3/20/2042	JPY	235,000,000	1,568,685
COR, 0.90%, 6/20/2042	JPY	20,000,000	135,683
Japan Government Two Year Bond:
Series 429, 0.01%, 10/1/2023	JPY	107,000,000	740,133
COR, 0.01%, 5/1/2024	JPY	227,000,000	1,569,906
COR, 0.01%, 6/1/2024	JPY	148,000,000	1,023,531
			181,523,750
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	200,000	175,647
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	93,232
1.38%, 5/16/2036	EUR	350,000	265,937
Series 7, 2.25%, 2/15/2047	EUR	100,000	81,556
Series EMTN, 2.88%, 4/30/2024	EUR	100,000	98,150
			714,522
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.75%, 5/6/2030	EUR	250,000	196,747
Series EMTN, 0.95%, 5/26/2027	EUR	70,000	60,496
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	136,588
Series EMTN, 2.10%, 5/26/2047	EUR	55,000	43,858
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	92,867
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	156,338
Series EMTN, 3.38%, 1/22/2024	EUR	270,000	265,379
			952,273
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.01%, 11/13/2026	EUR	150,000	131,395
0.63%, 2/1/2027	EUR	450,000	402,582
Security Description		Principal Amount	Value
2.25%, 3/19/2028	EUR	80,000	$76,079
			610,056
MALAYSIA — 2.3%
Malaysia Government Bond:
Series 0220, 2.63%, 4/15/2031	MYR	1,750,000	326,936
Series 0319, 3.48%, 6/14/2024	MYR	1,950,000	419,885
Series 0513, 3.73%, 6/15/2028	MYR	5,050,000	1,055,964
Series 0519, 3.76%, 5/22/2040	MYR	1,650,000	307,783
Series 0413, 3.84%, 4/15/2033	MYR	3,875,000	782,732
Series 0219, 3.89%, 8/15/2029	MYR	4,250,000	889,948
Series 0316, 3.90%, 11/30/2026	MYR	1,000,000	214,540
Series 0417, 3.90%, 11/16/2027	MYR	2,820,000	602,399
Series 0115, 3.96%, 9/15/2025	MYR	4,350,000	939,772
Series 0217, 4.06%, 9/30/2024	MYR	1,725,000	375,256
Series 0120, 4.07%, 6/15/2050	MYR	3,175,000	586,029
Series 0114, 4.18%, 7/15/2024	MYR	1,295,000	281,700
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	362,910
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	275,188
Series 0311, 4.39%, 4/15/2026	MYR	2,300,000	502,419
Series 0216, 4.74%, 3/15/2046	MYR	2,670,000	555,674
Series 0317, 4.76%, 4/7/2037	MYR	2,870,000	622,933
Series 0713, 4.94%, 9/30/2043	MYR	1,910,000	407,391
Malaysia Government Investment Issue:
Series 0220, 3.47%, 10/15/2030	MYR	5,360,000	1,080,633
Series 0419, 3.66%, 10/15/2024	MYR	1,390,000	299,905
Series 0319, 3.73%, 3/31/2026	MYR	2,900,000	623,672
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	263,310
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	271,401
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	404,145
Series 0316, 4.07%, 9/30/2026	MYR	1,300,000	281,127

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 0318, 4.09%, 11/30/2023	MYR	1,200,000	$261,694
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	212,902
Series 0117, 4.26%, 7/26/2027	MYR	3,520,000	764,661
Series 0813, 4.44%, 5/22/2024	MYR	2,230,000	489,995
Series 0219, 4.47%, 9/15/2039	MYR	2,950,000	602,490
Series 0513, 4.58%, 8/30/2033	MYR	2,978,000	644,737
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	350,914
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	452,800
Series 0615, 4.79%, 10/31/2035	MYR	2,520,000	551,317
Series 0417, 4.90%, 5/8/2047	MYR	3,580,000	748,441
Series 0913, 4.94%, 12/6/2028	MYR	725,000	161,068
			17,974,671
MEXICO — 1.8%
Mexican Bonos:
Series M, 5.50%, 3/4/2027	MXN	17,550,000	739,059
Series M, 5.75%, 3/5/2026	MXN	43,545,000	1,900,344
Series M 20, 7.50%, 6/3/2027	MXN	27,785,000	1,265,142
Series M, 7.75%, 5/29/2031	MXN	40,330,000	1,780,036
Series M, 7.75%, 11/23/2034	MXN	6,965,000	298,628
Series M, 7.75%, 11/13/2042	MXN	24,185,000	997,458
Series M, 8.00%, 12/7/2023	MXN	23,290,000	1,123,399
Series M, 8.00%, 9/5/2024	MXN	28,210,000	1,344,035
Series M, 8.00%, 11/7/2047	MXN	24,945,000	1,046,096
Series M 20, 8.50%, 5/31/2029	MXN	27,510,000	1,288,671
Series M 30, 8.50%, 11/18/2038	MXN	27,105,000	1,215,684
Series M 20, 10.00%, 12/5/2024	MXN	23,860,000	1,177,888
Series M 30, 10.00%, 11/20/2036	MXN	6,200,000	316,023
			14,492,463
NETHERLANDS — 3.5%
Kingdom of Netherlands:
0.01%, 1/15/2024 (a)	EUR	894,000	856,645
0.01%, 1/15/2027 (a)	EUR	1,439,900	1,291,426
Security Description		Principal Amount	Value
0.01%, 7/15/2030 (a)	EUR	1,548,000	$1,272,837
0.01%, 7/15/2031 (a)	EUR	1,456,000	1,166,200
0.01%, 1/15/2052 (a)	EUR	1,225,000	602,009
0.25%, 7/15/2025 (a)	EUR	2,188,000	2,049,375
0.25%, 7/15/2029 (a)	EUR	1,524,000	1,307,728
0.50%, 7/15/2026 (a)	EUR	2,015,000	1,868,086
0.50%, 1/15/2040 (a)	EUR	1,347,000	933,696
0.75%, 7/15/2027 (a)	EUR	1,941,000	1,784,862
0.75%, 7/15/2028 (a)	EUR	1,848,000	1,671,936
2.00%, 7/15/2024 (a)	EUR	1,245,000	1,225,139
2.50%, 1/15/2033 (a)	EUR	1,672,000	1,644,516
2.75%, 1/15/2047 (a)	EUR	2,081,000	2,149,983
3.75%, 1/15/2042 (a)	EUR	1,788,000	2,071,138
4.00%, 1/15/2037 (a)	EUR	1,890,000	2,148,688
5.50%, 1/15/2028 (a)	EUR	1,362,000	1,554,213
Netherlands Government Bond:
0.01%, 1/15/2029	EUR	975,000	827,565
0.01%, 1/15/2038 (a)	EUR	810,000	534,170
COR, 0.01%, 1/15/2026	EUR	600,000	550,859
COR, 0.50%, 7/15/2032 (a)	EUR	500,000	408,112
			27,919,183
NEW ZEALAND — 0.7%
New Zealand Government Bond:
Series 0528, 0.25%, 5/15/2028	NZD	550,000	249,813
Series 0524, 0.50%, 5/15/2024	NZD	1,215,000	647,458
Series 0526, 0.50%, 5/15/2026	NZD	450,000	222,730
Series 0531, 1.50%, 5/15/2031	NZD	965,000	437,774
Series 0541, 1.75%, 5/15/2041	NZD	886,000	319,067
Series 0532, 2.00%, 5/15/2032	NZD	700,000	324,374
Series 0425, 2.75%, 4/15/2025	NZD	1,165,000	635,891
Series 0437, 2.75%, 4/15/2037	NZD	780,000	356,738
Series 0551, 2.75%, 5/15/2051	NZD	375,000	149,408
Series 0429, 3.00%, 4/20/2029	NZD	2,410,000	1,266,360
Series 0433, 3.50%, 4/14/2033	NZD	780,000	409,294
Series 0427, 4.50%, 4/15/2027	NZD	1,160,000	662,860
			5,681,767

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
NORWAY — 0.5%
Norway Government Bond:
Series 483, 1.25%, 9/17/2031 (a)	NOK	4,425,000	$341,867
Series 482, 1.38%, 8/19/2030 (a)	NOK	9,075,000	723,931
Series 478, 1.50%, 2/19/2026 (a)	NOK	5,163,000	448,136
Series 477, 1.75%, 3/13/2025 (a)	NOK	5,110,000	453,414
Series 479, 1.75%, 2/17/2027 (a)	NOK	3,355,000	289,724
Series 481, 1.75%, 9/6/2029 (a)	NOK	4,365,000	363,468
Series 480, 2.00%, 4/26/2028 (a)	NOK	3,600,000	310,094
2.13%, 5/18/2032 (a)	NOK	2,800,000	232,356
Series 476, 3.00%, 3/14/2024 (a)	NOK	5,687,000	521,627
			3,684,617
PERU — 0.3%
Peru Government Bond:
5.40%, 8/12/2034	PEN	1,100,000	206,165
5.94%, 2/12/2029	PEN	2,000,000	439,864
6.15%, 8/12/2032	PEN	2,065,000	428,162
6.35%, 8/12/2028	PEN	1,325,000	302,847
6.90%, 8/12/2037	PEN	3,950,000	824,559
8.20%, 8/12/2026	PEN	1,650,000	429,216
			2,630,813
POLAND — 1.0%
Poland Government Bond:
Series 1026, 0.25%, 10/25/2026	PLN	2,825,000	428,011
Series 0425, 0.75%, 4/25/2025	PLN	3,475,000	597,694
Series 1030, 1.25%, 10/25/2030	PLN	4,324,000	556,806
Series 1024, 2.25%, 10/25/2024	PLN	3,750,000	686,384
Series 0424, 2.50%, 4/25/2024	PLN	3,502,000	659,630
Series 0726, 2.50%, 7/25/2026	PLN	4,105,000	693,420
Series 0727, 2.50%, 7/25/2027	PLN	2,725,000	445,633
Series 0428, 2.75%, 4/25/2028	PLN	4,370,000	703,465
Series 1029, 2.75%, 10/25/2029	PLN	6,550,000	990,523
Series 0725, 3.25%, 7/25/2025	PLN	3,540,000	642,059
Series 1023, 4.00%, 10/25/2023	PLN	2,940,000	574,928
Security Description		Principal Amount	Value
Series 0447, 4.00%, 4/25/2047	PLN	315,000	$43,497
Series 0429, 5.75%, 4/25/2029	PLN	885,000	163,934
Republic of Poland Government Bond:
Series 0724, 0.01%, 7/25/2024	PLN	450,000	79,896
Series 0432, 1.75%, 4/25/2032	PLN	1,000,000	128,407
Series 0527, 3.75%, 5/25/2027	PLN	1,200,000	207,462
			7,601,749
PORTUGAL — 1.8%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031 (a)	EUR	475,000	364,280
0.48%, 10/18/2030 (a)	EUR	983,000	793,674
0.70%, 10/15/2027 (a)	EUR	977,000	872,298
0.90%, 10/12/2035 (a)	EUR	828,000	605,598
1.00%, 4/12/2052 (a)	EUR	316,000	162,106
1.95%, 6/15/2029 (a)	EUR	1,308,400	1,218,763
2.13%, 10/17/2028 (a)	EUR	1,421,000	1,347,964
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	713,000	635,632
2.88%, 10/15/2025 (a)	EUR	1,342,000	1,342,340
2.88%, 7/21/2026 (a)	EUR	1,205,000	1,205,509
3.88%, 2/15/2030 (a)	EUR	804,000	842,143
4.10%, 4/15/2037 (a)	EUR	883,000	933,918
4.10%, 2/15/2045 (a)	EUR	680,000	727,236
4.13%, 4/14/2027 (a)	EUR	989,000	1,037,761
4.95%, 10/25/2023 (a)	EUR	774,000	782,270
5.65%, 2/15/2024 (a)	EUR	1,100,000	1,128,382
COR, 1.65%, 7/16/2032 (a)	EUR	375,000	320,255
			14,320,129
ROMANIA — 0.4%
Romania Government Bond:
Series 7Y, 3.25%, 4/29/2024	RON	3,000,000	551,180
Series 5Y, 3.65%, 7/28/2025	RON	1,575,000	273,946
Series 15Y, 3.65%, 9/24/2031	RON	1,100,000	150,874
Series 4YR, 3.70%, 11/25/2024	RON	1,500,000	270,093
Series 8Y, 4.15%, 1/26/2028	RON	3,050,000	489,002
Series 10YR, 4.15%, 10/24/2030	RON	2,000,000	293,714
Series 15Y, 4.75%, 10/11/2034	RON	900,000	126,480
Series 7Y, 4.85%, 4/22/2026	RON	1,600,000	280,557

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 10Y, 5.00%, 2/12/2029	RON	4,330,000	$704,242
			3,140,088
SINGAPORE — 1.1%
Singapore Government Bond:
0.50%, 11/1/2025	SGD	719,000	457,587
1.25%, 11/1/2026	SGD	630,000	400,638
1.63%, 7/1/2031	SGD	635,000	379,920
1.88%, 3/1/2050	SGD	750,000	386,787
1.88%, 10/1/2051	SGD	450,000	233,518
2.00%, 2/1/2024	SGD	905,000	619,249
2.13%, 6/1/2026	SGD	1,300,000	861,593
2.25%, 8/1/2036	SGD	1,290,000	781,147
2.38%, 6/1/2025	SGD	690,000	467,646
2.38%, 7/1/2039	SGD	615,000	374,083
2.63%, 5/1/2028	SGD	620,000	412,210
2.75%, 4/1/2042	SGD	560,000	354,850
2.75%, 3/1/2046	SGD	660,000	416,266
2.88%, 7/1/2029	SGD	640,000	428,406
2.88%, 9/1/2030	SGD	850,000	565,423
3.00%, 9/1/2024	SGD	850,000	587,690
3.38%, 9/1/2033	SGD	550,000	380,044
3.50%, 3/1/2027	SGD	730,000	507,474
COR, 2.88%, 9/1/2027	SGD	280,000	189,285
			8,803,816
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, 0.01%, 11/13/2023	EUR	110,000	105,174
Series 231, 0.63%, 5/22/2026	EUR	536,000	490,220
Series 234, 1.00%, 6/12/2028	EUR	909,000	804,123
Series 237, 1.00%, 10/9/2030	EUR	125,000	103,257
Series 239, 1.00%, 5/14/2032	EUR	150,000	119,395
Series 228, 1.38%, 1/21/2027	EUR	191,000	178,012
Series 229, 1.63%, 1/21/2031	EUR	360,000	311,873
Series 232, 1.88%, 3/9/2037	EUR	265,000	202,369
Series 233, 2.00%, 10/17/2047	EUR	290,000	210,408
Series 235, 2.25%, 6/12/2068	EUR	70,000	51,153
Series 223, 3.38%, 11/15/2024	EUR	495,000	495,029
Series 227, 3.63%, 1/16/2029	EUR	763,000	781,308
Security Description		Principal Amount	Value
Series 216, 4.35%, 10/14/2025	EUR	405,000	$419,227
			4,271,548
SLOVENIA — 0.3%
Slovenia Government Bond:
Series RS80, 1.00%, 3/6/2028	EUR	297,000	265,857
Series RS81, 1.19%, 3/14/2029	EUR	200,000	175,145
Series RS79, 1.25%, 3/22/2027	EUR	312,000	289,946
Series RS74, 1.50%, 3/25/2035	EUR	383,000	297,250
Series RS78, 1.75%, 11/3/2040	EUR	280,000	202,853
Series RS75, 2.13%, 7/28/2025	EUR	230,000	227,413
Series RS77, 2.25%, 3/3/2032	EUR	190,000	170,022
Series RS76, 3.13%, 8/7/2045	EUR	478,000	431,504
Series RS66, 4.63%, 9/9/2024	EUR	210,000	218,234
Series RS70, 5.13%, 3/30/2026	EUR	375,000	404,277
			2,682,501
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 2312, 0.88%, 12/10/2023	KRW	1,661,000,000	1,122,588
Series 2406, 1.13%, 6/10/2024	KRW	1,224,000,000	816,708
Series 2503, 1.50%, 3/10/2025	KRW	4,905,000,000	3,214,674
Series 2612, 1.50%, 12/10/2026	KRW	1,139,150,000	712,093
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	349,680
Series 5003, 1.50%, 3/10/2050	KRW	2,100,000,000	867,274
Series 7009, 1.63%, 9/10/2070	KRW	1,100,000,000	402,046
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	556,506
Series 5103, 1.88%, 3/10/2051	KRW	3,125,000,000	1,412,628
Series 3106, 2.00%, 6/10/2031	KRW	6,610,000,000	3,928,715
Series 4603, 2.00%, 3/10/2046	KRW	975,000,000	474,879
Series 4903, 2.00%, 3/10/2049	KRW	8,439,000,000	4,006,747
Series 2706, 2.13%, 6/10/2027	KRW	3,219,870,000	2,046,730

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 4703, 2.13%, 3/10/2047	KRW	1,770,330,000	$878,574
Series 2506, 2.25%, 6/10/2025	KRW	1,049,940,000	696,960
Series 2506, 2.25%, 6/10/2025	KRW	1,250,000,000	829,762
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	605,707
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	279,158
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	562,423
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	710,320
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	1,127,136
Series 4212, 3.00%, 12/10/2042	KRW	2,371,780,000	1,419,777
Series 2403, 3.50%, 3/10/2024	KRW	1,985,830,000	1,381,778
Series 3312, 3.75%, 12/10/2033	KRW	1,936,250,000	1,315,713
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,129,307
Series 3012, 4.75%, 12/10/2030	KRW	3,095,050,000	2,264,916
Series 2803, 5.50%, 3/10/2028	KRW	4,937,000,000	3,659,055
			36,771,854
SPAIN — 4.6%
Kingdom of Spain:
0.01%, 1/31/2025	EUR	600,000	557,677
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	593,000	561,419
0.50%, 4/30/2030 (a)	EUR	742,000	606,616
0.60%, 10/31/2029 (a)	EUR	800,000	668,693
1.00%, 10/31/2050 (a)	EUR	1,000,000	532,667
1.20%, 10/31/2040 (a)	EUR	635,000	426,086
1.25%, 10/31/2030 (a)	EUR	1,150,000	984,907
1.30%, 10/31/2026 (a)	EUR	792,000	741,315
1.40%, 4/30/2028 (a)	EUR	1,120,000	1,020,728
1.40%, 7/30/2028 (a)	EUR	1,333,000	1,208,554
1.45%, 10/31/2027 (a)	EUR	1,256,000	1,159,741
1.45%, 4/30/2029 (a)	EUR	1,010,000	907,477
1.50%, 4/30/2027 (a)	EUR	763,000	712,348
1.60%, 4/30/2025 (a)	EUR	1,209,000	1,164,897
1.85%, 7/30/2035 (a)	EUR	734,000	602,962
1.95%, 4/30/2026 (a)	EUR	885,000	852,581
1.95%, 7/30/2030 (a)	EUR	965,000	877,704
2.15%, 10/31/2025 (a)	EUR	851,000	829,287
2.35%, 7/30/2033 (a)	EUR	1,010,000	905,383
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	688,000	570,881
2.75%, 10/31/2024 (a)	EUR	735,000	728,729
2.90%, 10/31/2046 (a)	EUR	1,131,000	989,035
3.45%, 7/30/2066 (a)	EUR	688,000	632,035
Security Description		Principal Amount	Value
3.80%, 4/30/2024 (a)	EUR	835,000	$838,806
4.20%, 1/31/2037 (a)	EUR	835,000	887,944
4.40%, 10/31/2023 (a)	EUR	1,398,000	1,403,701
4.65%, 7/30/2025 (a)	EUR	1,167,000	1,217,681
4.70%, 7/30/2041 (a)	EUR	840,000	958,933
4.80%, 1/31/2024 (a)	EUR	579,000	587,093
4.90%, 7/30/2040 (a)	EUR	805,000	937,198
5.15%, 10/31/2028 (a)	EUR	1,014,000	1,120,325
5.15%, 10/31/2044 (a)	EUR	678,000	827,078
5.75%, 7/30/2032	EUR	1,125,000	1,344,186
5.90%, 7/30/2026 (a)	EUR	912,000	1,006,697
6.00%, 1/31/2029	EUR	942,000	1,091,913
Spain Government Bond:
0.01%, 5/31/2024	EUR	300,000	283,767
0.01%, 5/31/2025	EUR	500,000	460,093
0.01%, 1/31/2026	EUR	1,061,000	959,434
0.01%, 1/31/2028	EUR	829,000	702,549
0.10%, 4/30/2031 (a)	EUR	1,520,000	1,156,047
0.50%, 10/31/2031 (a)	EUR	950,000	737,507
0.70%, 4/30/2032 (a)	EUR	675,000	525,187
1.00%, 7/30/2042 (a)	EUR	200,000	125,924
1.90%, 10/31/2052 (a)	EUR	150,000	98,340
2.55%, 10/31/2032 (a)	EUR	250,000	229,394
COR, 0.01%, 1/31/2027	EUR	550,000	480,789
			36,222,308
SWEDEN — 0.6%
Kingdom of Sweden:
Series 1062, 0.13%, 5/12/2031 (a)	SEK	8,065,000	608,712
Series 1063, 0.50%, 11/24/2045	SEK	2,050,000	132,517
Series 1060, 0.75%, 5/12/2028	SEK	5,810,000	479,359
Series 1061, 0.75%, 11/12/2029 (a)	SEK	5,815,000	470,960
Series 1059, 1.00%, 11/12/2026	SEK	7,805,000	664,046
Series 1064, 1.38%, 6/23/2071	SEK	1,450,000	83,928
Series 1057, 1.50%, 11/13/2023 (a)	SEK	11,540,000	1,030,848
Series 1056, 2.25%, 6/1/2032	SEK	3,300,000	300,460
Series 1058, 2.50%, 5/12/2025	SEK	6,605,000	595,379
Series 1053, 3.50%, 3/30/2039	SEK	4,255,000	458,068
Sweden Government International Bond Series REGS, 0.13%, 9/9/2030	SEK	2,000,000	152,715
			4,976,992

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
SWITZERLAND — 0.9%
Swiss Confederation Government Bond:
0.01%, 6/26/2034	CHF	300,000	$265,353
0.25%, 6/23/2035	CHF	275,000	248,248
Switzerland Government Bond:
0.01%, 6/22/2029	CHF	303,000	286,964
0.01%, 7/24/2039	CHF	250,000	208,976
0.50%, 5/27/2030	CHF	320,000	310,940
0.50%, 6/27/2032	CHF	170,000	161,286
0.50%, 6/28/2045	CHF	120,000	108,726
0.50%, 5/24/2055	CHF	130,000	115,623
0.50%, 5/30/2058	CHF	184,000	162,978
1.25%, 6/11/2024	CHF	285,000	292,138
1.25%, 5/28/2026	CHF	385,000	397,466
1.25%, 6/27/2037	CHF	340,000	347,189
1.50%, 7/24/2025	CHF	310,000	321,700
1.50%, 4/30/2042	CHF	385,000	417,908
2.00%, 6/25/2064	CHF	323,000	454,468
2.25%, 6/22/2031	CHF	310,000	342,747
2.50%, 3/8/2036	CHF	495,000	583,983
3.25%, 6/27/2027	CHF	270,000	303,585
3.50%, 4/8/2033	CHF	300,000	373,622
4.00%, 4/8/2028	CHF	576,000	678,765
4.00%, 1/6/2049	CHF	275,000	468,456
			6,851,121
THAILAND — 1.8%
Thailand Government Bond:
1.00%, 6/17/2027	THB	56,600,000	1,393,250
1.45%, 12/17/2024	THB	58,750,000	1,538,936
1.59%, 12/17/2035	THB	14,500,000	302,614
2.00%, 6/17/2042	THB	13,600,000	261,853
2.13%, 12/17/2026	THB	37,825,000	986,444
2.40%, 12/17/2023	THB	29,875,000	798,587
2.88%, 6/17/2046	THB	13,850,000	298,149
3.30%, 6/17/2038	THB	39,300,000	968,206
3.40%, 6/17/2036	THB	17,710,000	449,789
3.58%, 12/17/2027	THB	16,000,000	441,612
3.60%, 6/17/2067	THB	3,250,000	68,079
3.78%, 6/25/2032	THB	49,500,000	1,376,527
3.85%, 12/12/2025	THB	35,350,000	980,865
4.00%, 6/17/2066	THB	36,920,000	851,978
4.26%, 12/12/2037	THB	56,550,000	1,546,771
4.68%, 6/29/2044	THB	18,340,000	537,376
4.75%, 12/20/2024	THB	5,000,000	140,367
4.85%, 6/17/2061	THB	19,010,000	526,618
4.88%, 6/22/2029	THB	33,455,000	983,853
			14,451,874
Security Description		Principal Amount	Value
UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
0.13%, 1/31/2024	GBP	1,080,000	$1,141,956
0.13%, 1/30/2026	GBP	763,000	739,444
0.13%, 1/31/2028	GBP	509,000	455,423
0.25%, 1/31/2025	GBP	925,000	934,018
0.25%, 7/31/2031	GBP	1,098,000	874,449
0.38%, 10/22/2026	GBP	382,000	361,615
0.38%, 10/22/2030	GBP	975,000	809,426
0.50%, 10/22/2061	GBP	550,000	240,551
0.63%, 6/7/2025	GBP	1,049,000	1,061,158
0.63%, 7/31/2035	GBP	450,000	324,368
0.63%, 10/22/2050	GBP	775,000	397,969
0.88%, 10/22/2029	GBP	1,381,000	1,229,279
0.88%, 7/31/2033	GBP	300,000	238,040
0.88%, 1/31/2046	GBP	525,000	316,025
1.00%, 4/22/2024	GBP	775,000	823,296
1.25%, 7/22/2027	GBP	920,000	888,238
1.25%, 10/22/2041	GBP	953,000	669,949
1.25%, 7/31/2051	GBP	425,000	264,640
1.50%, 7/22/2026	GBP	920,000	922,201
1.50%, 7/22/2047	GBP	1,083,000	757,530
1.50%, 7/31/2053	GBP	250,000	165,547
1.63%, 10/22/2028	GBP	1,236,000	1,185,547
1.63%, 10/22/2054	GBP	520,000	355,820
1.63%, 10/22/2071	GBP	390,000	268,463
1.75%, 9/7/2037	GBP	961,000	786,583
1.75%, 1/22/2049	GBP	653,000	480,009
1.75%, 7/22/2057	GBP	943,000	680,288
Series REGS, 2.00%, 9/7/2025	GBP	1,325,000	1,385,071
2.50%, 7/22/2065	GBP	545,000	495,145
2.75%, 9/7/2024	GBP	800,000	868,380
3.25%, 1/22/2044	GBP	740,000	743,844
3.50%, 1/22/2045	GBP	790,000	823,496
3.50%, 7/22/2068	GBP	510,000	592,711
3.75%, 7/22/2052	GBP	584,000	650,667
4.00%, 1/22/2060	GBP	560,000	689,691
4.25%, 12/7/2027	GBP	812,000	899,474
4.25%, 6/7/2032	GBP	830,000	938,629
4.25%, 3/7/2036	GBP	615,000	694,179
4.25%, 9/7/2039	GBP	449,000	507,915
4.25%, 12/7/2040	GBP	797,000	910,011
4.25%, 12/7/2046	GBP	638,000	747,870
4.25%, 12/7/2049	GBP	556,000	660,012
4.25%, 12/7/2055	GBP	665,000	821,480
4.50%, 9/7/2034	GBP	1,060,000	1,218,267
4.50%, 12/7/2042	GBP	641,000	762,177
4.75%, 12/7/2030	GBP	1,377,000	1,605,593
4.75%, 12/7/2038	GBP	590,000	704,344
5.00%, 3/7/2025	GBP	978,000	1,104,465
6.00%, 12/7/2028	GBP	445,000	539,573

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
COR, 0.50%, 1/31/2029	GBP	400,000	$352,813
COR, 1.00%, 1/31/2032	GBP	600,000	504,545
COR, 1.13%, 10/22/2073	GBP	550,000	303,342
			36,895,526
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,038,438,451)			786,639,486
	Shares
SHORT-TERM INVESTMENTS — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c)(d)	179,556	179,556
State Street Navigator Securities Lending Portfolio II (e)(f)	166,300	166,300
TOTAL SHORT-TERM INVESTMENTS (Cost $345,857)		345,856
TOTAL INVESTMENTS — 99.0% (Cost $1,038,784,679)		786,985,342
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		7,657,440
NET ASSETS — 100.0%		$794,642,782
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 19.6% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$786,639,486	$—	$786,639,486
Short-Term Investments	345,856	—	—	345,856
TOTAL INVESTMENTS	$345,856	$786,639,486	$—	$786,985,342
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,329,850	$2,329,850	$74,759,873	$76,910,167	$—	$—	179,556	$179,556	$6,708
State Street Navigator Securities Lending Portfolio II	—	—	182,930	16,630	—	—	166,300	166,300	129
Total		$2,329,850	$74,942,803	$76,926,797	$—	$—		$345,856	$6,837
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 80.5%
AUTO MANUFACTURERS — 5.0%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.15%, 3.13%, 2/22/2023 (a)	$9,075,000	$9,057,576
3 Month USD LIBOR + 0.42%, 3.59%, 9/8/2023 (a)	3,393,000	3,381,396
Series MTN, 3 Month USD LIBOR + 0.37%, 3.28%, 5/10/2023 (a)	5,686,000	5,703,683
Series MTN, 3 Month USD LIBOR + 0.47%, 3.39%, 11/16/2022 (a)	2,652,000	2,651,231
BMW US Capital LLC:
SOFR + 0.38%, 3.03%, 8/12/2024 (a) (b)	9,073,000	8,994,700
SOFR + 0.53%, 3.50%, 4/1/2024 (a) (b)	10,273,000	10,238,175
SOFR + 0.84%, 3.81%, 4/1/2025 (a) (b)	5,180,000	5,168,915
Daimler Trucks Finance North America LLC:
SOFR + 0.5%, 3.36%, 6/14/2023 (a) (b)	4,040,000	4,028,809
SOFR + 0.6%, 3.51%, 12/14/2023 (a) (b)	5,810,000	5,782,286
SOFR + 0.75%, 3.65%, 12/13/2024 (a) (b)	4,780,000	4,721,636
SOFR + 1%, 3.15%, 4/5/2024 (a) (b)	7,050,000	7,025,889
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.99%, 3.28%, 1/5/2023 (a)	1,516,000	1,513,953
SOFR + 0.62%, 2.94%, 10/15/2024 (a) (c)	4,665,000	4,535,500
SOFR + 0.76%, 3.61%, 3/8/2024 (a)	4,851,000	4,778,381
SOFR + 1.04%, 3.79%, 2/26/2027 (a)	3,582,000	3,373,134
SOFR + 1.2%, 3.89%, 11/17/2023 (a)	9,309,000	9,251,284
SOFR + 1.30%, 3.50%, 4/7/2025 (a)	9,300,000	9,102,561
Mercedes-Benz Finance North America LLC 3 Month USD LIBOR + 0.84%, 3.65%, 5/4/2023 (a) (b)	3,876,000	3,880,070
Security Description	Principal Amount	Value
Nissan Motor Acceptance Co. LLC 3 Month USD LIBOR + 0.64%, 3.81%, 3/8/2024 (a) (b)	$4,150,000	$4,086,754
Toyota Motor Credit Corp.:
SOFR + 0.26%, 3.18%, 6/18/2024 (a)	4,812,000	4,763,254
SOFR + 0.32%, 2.48%, 4/6/2023 (a)	8,677,000	8,655,655
SOFR + 0.32%, 2.61%, 1/13/2025 (a)	4,494,000	4,428,702
SOFR + 0.33%, 2.55%, 1/11/2024 (a)	9,843,000	9,785,615
SOFR + 0.34%, 2.65%, 10/14/2022 (a)	4,620,000	4,620,185
SOFR + 0.35%, 3.31%, 6/13/2023 (a)	750,000	748,642
SOFR + 0.62%, 3.58%, 3/22/2024 (a)	5,650,000	5,629,886
SOFR + 0.65%, 3.62%, 12/29/2023 (a)	1,500,000	1,498,935
Series B, SOFR + 0.29%, 3.16%, 9/13/2024 (a)	5,908,000	5,835,273
Volkswagen Group of America Finance LLC SOFR + 0.95%, 3.78%, 6/7/2024 (a) (b) (c)	6,750,000	6,732,382
		159,974,462
BANKS — 50.4%
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 4.24%, 6/14/2023 (a) (b)	5,845,000	5,851,897
Australia & New Zealand Banking Group, Ltd. 3 Month USD LIBOR + 0.49%, 3.47%, 11/21/2022 (a) (b)	5,586,000	5,582,984
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 4.05%, 2/23/2023 (a) (c)	6,249,000	6,246,750
3 Month USD LIBOR + 1.12%, 3.54%, 4/12/2023 (a)	5,310,000	5,309,044
SOFR + 1.24%, 3.94%, 5/24/2024 (a)	8,600,000	8,587,186
Bank of America Corp.:
3 Month USD LIBOR + 0.77%, 3.60%, 2/5/2026 (a)	1,033,000	1,011,555
SOFR + 0.69%, 3.16%, 4/22/2025 (a) (c)	11,772,000	11,587,886
SOFR + 0.97%, 3.44%, 7/22/2027 (a)	7,050,000	6,787,176

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.33%, 4.30%, 4/2/2026 (a)	$10,300,000	$10,234,595
Series 0000, SOFR + 1.1%, 3.61%, 4/25/2025 (a)	8,200,000	8,141,288
Series 2025, SOFR + 0.66%, 3.27%, 2/4/2025 (a) (c)	11,165,000	11,007,350
Series GMTN, 3 Month USD LIBOR + 0.96%, 3.74%, 7/23/2024 (a)	2,772,000	2,768,895
Series MTN, 3 Month USD LIBOR + 0.79%, 3.95%, 3/5/2024 (a)	10,313,000	10,284,330
Series MTN, SOFR + 0.73%, 3.23%, 10/24/2024 (a)	25,937,000	25,705,901
Bank of Montreal:
SOFR + 0.27%, 2.58%, 4/14/2023 (a)	5,150,000	5,135,889
SOFR + 0.27%, 3.17%, 9/15/2023 (a)	8,358,000	8,306,013
SOFR + 0.32%, 2.54%, 7/9/2024 (a) (c)	7,212,000	7,098,123
SOFR + 0.35%, 3.20%, 12/8/2023 (a)	7,360,000	7,335,344
SOFR + 0.47%, 2.69%, 1/10/2025 (a)	5,439,000	5,342,240
SOFR + 0.62%, 3.52%, 9/15/2026 (a)	5,742,000	5,517,660
SOFR + 0.68%, 3.55%, 3/10/2023 (a)	16,667,000	16,659,000
SOFR + 0.71%, 3.56%, 3/8/2024 (a)	4,806,000	4,776,780
SOFR + 1.06%, 3.89%, 6/7/2025 (a)	4,500,000	4,462,920
Bank of New York Mellon Corp Series J, SOFR + 0.2%, 2.65%, 10/25/2024 (a)	6,873,000	6,795,335
Bank of New York Mellon Corp.:
SOFR + 0.26%, 2.73%, 4/26/2024 (a)	7,418,000	7,366,593
Series FRN, SOFR + 0.62%, 3.07%, 4/25/2025 (a)	4,075,000	4,032,213
Series MTN, 3 Month USD LIBOR + 1.05%, 3.86%, 10/30/2023 (a)	5,347,000	5,347,588
Bank of New Zealand SOFR + 0.81%, 3.33%, 1/27/2027 (a) (b)	4,450,000	4,375,062
Bank of Nova Scotia:
SOFR + 0.26%, 3.16%, 9/15/2023 (a)	7,390,000	7,342,482
SOFR + 0.38%, 2.92%, 7/31/2024 (a)	4,699,000	4,628,421
Security Description	Principal Amount	Value
SOFR + 0.55%, 3.35%, 3/2/2026 (a)	$3,620,000	$3,494,241
SOFR + 0.55%, 3.45%, 9/15/2023 (a) (c)	20,200,000	20,125,260
SOFR + 0.61%, 3.51%, 9/15/2026 (a)	4,330,000	4,170,223
SOFR + 0.90%, 3.12%, 4/11/2025 (a)	4,050,000	4,000,793
SOFR + 0.96%, 3.83%, 3/11/2024 (a)	5,250,000	5,237,452
Series 0000, SOFR + 0.46%, 2.68%, 1/10/2025 (a)	4,714,000	4,620,851
Series FRN, SOFR + 0.45%, 2.77%, 4/15/2024 (a) (c)	8,105,000	8,016,331
Banque Federative du Credit Mutuel SA SOFR + 0.41%, 3.00%, 2/4/2025 (a) (b)	14,068,000	13,619,512
Barclays PLC 3 Month USD LIBOR + 1.38%, 4.30%, 5/16/2024 (a)	10,141,000	10,099,016
BPCE SA SOFR + 0.57%, 2.88%, 1/14/2025 (a) (b)	11,158,000	10,976,682
Canadian Imperial Bank of Commerce:
SOFR + 0.34%, 3.30%, 6/22/2023 (a)	7,450,000	7,427,501
SOFR + 0.40%, 3.30%, 12/14/2023 (a)	9,383,000	9,325,576
SOFR + 0.42%, 2.76%, 10/18/2024 (a)	9,593,000	9,426,370
SOFR + 0.8%, 3.75%, 3/17/2023 (a)	15,931,000	15,928,292
SOFR + 0.94%, 3.14%, 4/7/2025 (a) (c)	8,735,000	8,629,132
Series BKNT, 3 Month USD LIBOR + 0.66%, 3.91%, 9/13/2023 (a)	760,000	759,643
Citigroup, Inc.:
3 Month USD LIBOR + 1.02%, 4.11%, 6/1/2024 (a)	2,041,000	2,044,633
3 Month USD LIBOR + 1.10%, 4.04%, 5/17/2024 (a)	8,372,000	8,373,005
3 Month USD LIBOR + 1.25%, 4.99%, 7/1/2026 (a)	500,000	496,620
SOFR + 0.67%, 3.26%, 5/1/2025 (a)	16,107,000	15,836,725
SOFR + 0.69%, 3.14%, 1/25/2026 (a) (c)	14,899,000	14,516,990
SOFR + 0.77%, 3.64%, 6/9/2027 (a)	2,500,000	2,376,075

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.28%, 4.04%, 2/24/2028 (a)	$2,000,000	$1,920,120
SOFR + 1.37%, 4.13%, 5/24/2025 (a)	16,000,000	15,939,360
SOFR + 1.53%, 4.48%, 3/17/2026 (a)	17,375,000	17,371,872
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.70%, 4.18%, 3/16/2023 (a) (b)	730,000	730,175
SOFR + 0.4%, 2.60%, 7/7/2025 (a) (b)	26,179,000	25,761,445
SOFR + 0.52%, 3.44%, 6/15/2026 (a) (b)	6,872,000	6,725,764
SOFR + 0.74%, 3.65%, 3/14/2025 (a) (b)	10,187,000	10,129,545
SOFR + 0.97%, 3.88%, 3/14/2027 (a) (b)	4,225,000	4,183,933
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.48%, 2.91%, 1/10/2023 (a)	3,735,000	3,735,523
SOFR + 0.30%, 2.54%, 1/12/2024 (a)	11,957,000	11,871,747
Credit Agricole SA 3 Month USD LIBOR + 1.02%, 3.80%, 4/24/2023 (a) (b)	6,126,000	6,131,575
Credit Suisse AG:
SOFR + 0.39%, 2.96%, 2/2/2024 (a)	18,518,000	18,158,010
Series FRN, SOFR + 0.38%, 3.00%, 8/9/2023 (a)	11,662,000	11,551,211
Credit Suisse Group AG:
3 Month USD LIBOR + 1.20%, 4.47%, 12/14/2023 (a) (b)	985,000	983,828
3 Month USD LIBOR + 1.24%, 4.48%, 6/12/2024 (a) (b)	1,755,000	1,721,637
DBS Group Holdings, Ltd. SOFR + 0.30%, 3.00%, 11/22/2024 (a) (b)	4,175,000	4,141,141
Deutsche Bank AG:
3 Month USD LIBOR + 1.19%, 4.11%, 11/16/2022 (a)	6,466,000	6,462,702
3 Month USD LIBOR + 1.23%, 4.27%, 2/27/2023 (a)	4,361,000	4,358,253
Series E, SOFR + 0.5%, 3.11%, 11/8/2023 (a)	9,450,000	9,349,357
DNB Bank ASA:
3 Month USD LIBOR + 0.62%, 3.72%, 12/2/2022 (a) (b)	7,350,000	7,346,692
Security Description	Principal Amount	Value
SOFR + 0.83%, 3.80%, 3/28/2025 (a) (b)	$7,400,000	$7,340,356
Federation des Caisses Desjardins du Quebec SOFR + 0.43%, 3.16%, 5/21/2024 (a) (b)	5,999,000	5,919,213
Goldman Sachs Group Inc:
SOFR + 0.62%, 3.44%, 12/6/2023 (a)	13,260,000	13,172,484
SOFR + 1.39%, 4.29%, 3/15/2024 (a)	8,700,000	8,689,212
Series FRN, SOFR + 0.79%, 3.65%, 12/9/2026 (a)	2,390,000	2,307,378
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 3.71%, 2/23/2023 (a)	32,619,000	32,529,624
SOFR + 0.49%, 2.91%, 10/21/2024 (a)	11,385,000	11,256,463
SOFR + 0.5%, 3.37%, 9/10/2024 (a)	7,880,000	7,760,697
SOFR + 0.58%, 3.43%, 3/8/2024 (a)	13,614,000	13,478,949
SOFR + 0.7%, 3.15%, 1/24/2025 (a)	14,025,000	13,786,435
SOFR + 0.81%, 3.67%, 3/9/2027 (a)	4,136,000	3,963,901
Series ., 3 Month USD LIBOR + 1.17%, 4.08%, 5/15/2026 (a)	1,000,000	990,220
Series FRN, SOFR + 0.54%, 3.23%, 11/17/2023 (a)	11,270,000	11,192,350
Series MTN, 3 Month USD LIBOR + 1.60%, 4.64%, 11/29/2023 (a)	10,523,000	10,580,140
GSK Consumer Healthcare Capital US LLC SOFR + 0.89%, 3.86%, 3/24/2024 (a) (b)	4,680,000	4,665,492
Hana Bank 3 Month USD LIBOR + 0.70%, 2.99%, 10/2/2022 (a) (b)	2,840,000	2,840,000
HSBC Holdings PLC:
3 Month USD LIBOR + 1.00%, 3.96%, 5/18/2024 (a)	19,184,000	18,991,968
3 Month USD LIBOR + 1.23%, 4.47%, 3/11/2025 (a)	4,806,000	4,756,306
SOFR + 1.43%, 4.26%, 3/10/2026 (a)	13,000,000	12,760,930
SOFR + 0.58%, 3.28%, 11/22/2024 (a)	16,199,000	15,744,456

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Huntington National Bank SOFR + 1.19%, 3.86%, 5/16/2025 (a)	$3,275,000	$3,229,248
ING Groep NV:
3 Month USD LIBOR + 1.00%, 4.74%, 10/2/2023 (a)	4,000,000	3,997,280
SOFR + 1.01%, 3.98%, 4/1/2027 (a)	295,000	279,864
SOFR + 1.64%, 4.61%, 3/28/2026 (a)	12,950,000	12,834,227
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.73%, 3.51%, 4/23/2024 (a)	3,854,000	3,845,367
3 Month USD LIBOR + 0.89%, 3.67%, 7/23/2024 (a)	7,007,000	6,985,699
3 Month USD LIBOR + 1.23%, 4.01%, 10/24/2023 (a) (c)	15,830,000	15,830,633
SOFR + 0.54%, 3.33%, 6/1/2025 (a)	9,704,000	9,538,159
SOFR + 0.58%, 3.49%, 3/16/2024 (a)	23,265,000	23,096,561
SOFR + 0.6%, 3.46%, 12/10/2025 (a)	8,980,000	8,768,611
SOFR + 0.77%, 3.72%, 9/22/2027 (a)	2,000,000	1,908,740
SOFR + 0.92%, 3.66%, 2/24/2026 (a) (c)	11,635,000	11,414,866
SOFR + 0.97%, 3.87%, 6/14/2025 (a)	9,000,000	8,889,480
SOFR + 1.32%, 3.79%, 4/26/2026 (a)	13,795,000	13,745,200
Series FRN, SOFR + 0.58%, 3.55%, 6/23/2025 (a)	9,108,000	8,917,552
Series GMTN, 3 Month USD LIBOR + 0.85%, 3.28%, 1/10/2025 (a)	2,228,000	2,220,670
KeyBank NA SOFR + 0.32%, 3.22%, 6/14/2024 (a)	250,000	247,758
Macquarie Bank, Ltd.:
SOFR + 0.3%, 2.46%, 4/6/2023 (a) (b)	2,750,000	2,735,453
SOFR + 1.31%, 4.28%, 3/21/2025 (a) (b)	7,765,000	7,797,768
Macquarie Group, Ltd.:
SOFR + 0.71%, 3.02%, 10/14/2025 (a) (b)	26,708,000	26,167,163
SOFR + 0.92%, 3.90%, 9/23/2027 (a) (b)	7,500,000	7,193,925
Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 3.84%, 3/2/2023 (a)	$7,079,000	$7,075,177
3 Month USD LIBOR + 0.86%, 3.63%, 7/26/2023 (a)	19,327,000	19,346,520
SOFR + 1.39%, 4.25%, 9/12/2025 (a)	7,000,000	6,987,400
SOFR + 1.65%, 4.03%, 7/18/2025 (a)	7,000,000	7,022,260
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.61%, 3.78%, 9/8/2024 (a)	1,770,000	1,744,689
3 Month USD LIBOR + 0.63%, 3.63%, 5/25/2024 (a)	8,381,000	8,295,765
3 Month USD LIBOR + 0.79%, 3.95%, 3/5/2023 (a)	14,895,000	14,898,873
3 Month USD LIBOR + 1.00%, 4.24%, 9/11/2024 (a)	2,511,000	2,500,002
SOFR + 0.96%, 3.66%, 5/22/2026 (a)	21,141,000	20,618,817
Series ., 3 Month USD LIBOR + 0.99%, 3.42%, 7/10/2024 (a)	2,850,000	2,839,227
Morgan Stanley:
SOFR + 0.63%, 3.13%, 1/24/2025 (a)	24,855,000	24,372,316
SOFR + 0.95%, 3.66%, 2/18/2026 (a)	18,416,000	18,069,411
SOFR + 1.17%, 3.56%, 4/17/2025 (a)	9,405,000	9,320,919
Series GMTN, 3 Month USD LIBOR + 1.22%, 4.08%, 5/8/2024 (a)	9,437,000	9,443,606
Series MTN, 3 Month USD LIBOR + 1.40%, 4.18%, 10/24/2023 (a)	22,292,000	22,293,115
MUFG Union Bank NA SOFR + 0.71%, 3.58%, 12/9/2022 (a) (c)	3,557,000	3,556,253
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.41%, 3.66%, 12/13/2022 (a) (b) (c)	12,067,000	12,056,140
3 Month USD LIBOR + 0.60%, 3.02%, 4/12/2023 (a) (b)	2,355,000	2,355,400
SOFR + 0.38%, 2.62%, 1/12/2025 (a) (b)	13,480,000	13,306,917
SOFR + 0.65%, 2.89%, 1/12/2027 (a) (b)	6,795,000	6,650,402

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
National Bank of Canada SOFR + 0.49%, 3.09%, 8/6/2024 (a)	$3,465,000	$3,420,475
NatWest Group PLC 3 Month USD LIBOR + 1.55%, 5.19%, 6/25/2024 (a)	4,723,000	4,706,611
NatWest Markets PLC:
SOFR + 0.53%, 3.18%, 8/12/2024 (a) (b)	4,320,000	4,240,771
SOFR + 0.76%, 3.73%, 9/29/2026 (a) (b)	5,785,000	5,525,601
SOFR + 1.45%, 4.41%, 3/22/2025 (a) (b)	8,000,000	7,965,520
Nordea Bank Abp SOFR + 0.96%, 3.78%, 6/6/2025 (a) (b)	3,500,000	3,477,425
Royal Bank of Canada:
SOFR + 0.30%, 2.67%, 1/19/2024 (a) (c)	10,074,000	9,959,962
SOFR + 0.34%, 2.54%, 10/7/2024 (a)	7,217,000	7,090,125
SOFR + 0.36%, 2.90%, 7/29/2024 (a) (c)	6,201,000	6,103,706
SOFR + 0.44%, 2.86%, 1/21/2025 (a)	6,695,000	6,558,690
SOFR + 0.45%, 2.92%, 10/26/2023 (a)	14,627,000	14,560,155
SOFR + 0.57%, 3.08%, 4/27/2026 (a)	4,770,000	4,614,498
SOFR + 0.59%, 3.16%, 11/2/2026 (a)	6,098,000	5,827,920
SOFR + 0.71%, 3.13%, 1/21/2027 (a)	3,743,000	3,611,658
SOFR + 0.84%, 3.15%, 4/14/2025 (a)	1,000,000	987,340
Series GMTN, 3 Month USD LIBOR + 0.36%, 3.10%, 1/17/2023 (a)	2,987,000	2,984,312
Series GMTN, SOFR + 0.53%, 2.92%, 1/20/2026 (a)	6,550,000	6,348,915
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.32%, 3.40%, 9/1/2023 (a) (b)	2,186,000	2,174,502
3 Month USD LIBOR + 0.65%, 3.88%, 12/12/2022 (a) (b)	8,073,000	8,068,560
SOFR + 0.96%, 3.82%, 6/9/2025 (a) (b)	5,575,000	5,535,696
Societe Generale SA SOFR + 1.05%, 3.47%, 1/21/2026 (a) (b)	8,890,000	8,601,519
Standard Chartered PLC:
SOFR + 0.93%, 3.66%, 11/23/2025 (a) (b) (c)	6,070,000	5,915,761
Security Description	Principal Amount	Value
SOFR + 1.25%, 3.56%, 10/14/2023 (a) (b)	$6,655,000	$6,657,862
SOFR + 1.74%, 4.71%, 3/30/2026 (a) (b)	5,575,000	5,529,675
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 3.48%, 10/18/2022 (a)	12,005,000	12,003,920
3 Month USD LIBOR + 0.74%, 3.48%, 1/17/2023 (a)	5,792,000	5,791,073
3 Month USD LIBOR + 0.80%, 3.54%, 10/16/2023 (a)	3,493,000	3,492,546
3 Month USD LIBOR + 0.86%, 3.60%, 7/19/2023 (a)	3,694,000	3,696,069
SOFR + 0.88%, 3.10%, 1/14/2027 (a)	9,575,000	9,315,900
Sumitomo Mitsui Trust Bank, Ltd. SOFR + 0.44%, 3.35%, 9/16/2024 (a) (b)	9,175,000	9,079,029
Svenska Handelsbanken AB SOFR + 0.91%, 3.77%, 6/10/2025 (a) (b)	4,600,000	4,554,966
Swedbank AB SOFR + 0.91%, 3.88%, 4/4/2025 (a) (b)	4,525,000	4,498,302
Toronto-Dominion Bank:
SOFR + 0.22%, 3.03%, 6/2/2023 (a)	5,000,000	4,979,000
SOFR + 0.24%, 2.40%, 1/6/2023 (a)	8,382,000	8,372,193
SOFR + 0.36%, 3.17%, 3/4/2024 (a) (c)	10,300,000	10,203,592
SOFR + 0.41%, 2.63%, 1/10/2025 (a)	7,330,000	7,180,028
SOFR + 0.45%, 3.42%, 9/28/2023 (a)	7,927,000	7,896,323
SOFR + 0.59%, 3.46%, 9/10/2026 (a)	7,112,000	6,869,694
SOFR + 0.91%, 3.76%, 3/8/2024 (a)	3,500,000	3,491,215
SOFR + 1.02%, 3.84%, 6/6/2025 (a)	7,288,000	7,225,760
Series GMTN, 3 Month USD LIBOR + 0.64%, 3.38%, 7/19/2023 (a)	604,000	603,142
Series MTN, 3 Month USD LIBOR + 0.53%, 3.61%, 12/1/2022 (a)	1,868,000	1,866,879
Series MTN, SOFR + 0.35%, 3.22%, 9/10/2024 (a) (c)	11,872,000	11,674,569

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 0.48%, 2.99%, 1/27/2023 (a)	$11,515,000	$11,510,739
Truist Bank:
SOFR + 0.2%, 2.54%, 1/17/2024 (a)	14,252,000	14,107,342
SOFR + 0.73%, 3.59%, 3/9/2023 (a)	2,455,000	2,453,036
Truist Financial Corp. SOFR + 0.4%, 3.26%, 6/9/2025 (a)	17,056,000	16,728,354
UBS AG:
SOFR + 0.32%, 3.12%, 6/1/2023 (a) (b)	11,468,000	11,436,119
SOFR + 0.36%, 2.98%, 2/9/2024 (a) (b)	13,330,000	13,259,351
SOFR + 0.45%, 3.07%, 8/9/2024 (a) (b)	13,060,000	12,961,136
UBS Group AG SOFR + 1.58%, 4.23%, 5/12/2026 (a) (b)	8,750,000	8,752,800
United Overseas Bank, Ltd. SOFR + 0.70%, 2.81%, 4/7/2025 (a) (b)	4,000,000	3,998,040
US Bank NA 3 Month USD LIBOR + 0.40%, 3.59%, 12/9/2022 (a)	7,157,000	7,152,992
Wells Fargo & Co.:
SOFR + 1.32%, 3.77%, 4/25/2026 (a)	17,383,000	17,294,347
3 Month USD LIBOR + 1.23%, 4.04%, 10/31/2023 (a)	16,300,000	16,301,793
Westpac Banking Corp.:
3 Month USD LIBOR + 0.39%, 2.85%, 1/13/2023 (a)	10,710,000	10,704,859
3 Month USD LIBOR + 0.57%, 3.00%, 1/11/2023 (a) (c)	4,652,000	4,653,303
3 Month USD LIBOR + 0.72%, 3.63%, 5/15/2023 (a)	4,239,000	4,245,316
3 Month USD LIBOR + 0.77%, 3.78%, 2/26/2024 (a)	850,000	851,530
SOFR + 0.3%, 3.01%, 11/18/2024 (a)	12,120,000	11,983,408
SOFR + 0.52%, 3.34%, 6/3/2026 (a)	8,205,000	8,046,890
SOFR + 1%, 3.77%, 8/26/2025 (a)	9,640,000	9,638,265
		1,616,168,399
Security Description	Principal Amount	Value
CHEMICALS — 0.1%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 4.02%, 11/15/2023 (a)	$3,142,000	$3,155,134
DIVERSIFIED FINANCIAL SERVICES — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust SOFR + 0.68%, 3.65%, 9/29/2023 (a)	6,285,000	6,169,733
AIG Global Funding SOFR + 0.38%, 3.28%, 12/15/2023 (a) (b)	3,790,000	3,772,225
Air Lease Corp. 3 Month USD LIBOR + 0.35%, 3.64%, 12/15/2022 (a)	7,072,000	7,067,757
American Express Co.:
3 Month USD LIBOR + 0.65%, 3.69%, 2/27/2023 (a)	5,237,000	5,230,873
3 Month USD LIBOR + 0.75%, 3.55%, 8/3/2023 (a)	3,505,000	3,507,348
SOFR + 0.23%, 2.82%, 11/3/2023 (a)	8,965,000	8,902,335
SOFR + 0.65%, 3.24%, 11/4/2026 (a)	4,741,000	4,629,254
SOFR + 0.72%, 3.31%, 5/3/2024 (a)	9,306,000	9,268,311
SOFR + 0.93%, 3.74%, 3/4/2025 (a)	6,485,000	6,472,160
BOC Aviation, Ltd. 3 Month USD LIBOR + 1.13%, 4.77%, 9/26/2023 (a) (b)	2,000,000	1,999,080
Capital One Financial Corp.:
3 Month USD LIBOR + 0.72%, 3.53%, 1/30/2023 (a)	4,325,000	4,322,016
SOFR + 0.69%, 3.54%, 12/6/2024 (a)	11,205,000	10,935,856
SOFR + 1.35%, 3.97%, 5/9/2025 (a)	3,898,000	3,852,354
Charles Schwab Corp.:
SOFR + 0.50%, 3.42%, 3/18/2024 (a)	15,537,000	15,453,255
SOFR + 0.52%, 3.17%, 5/13/2026 (a)	6,436,000	6,255,406
SOFR + 1.05%, 3.86%, 3/3/2027 (a) (c)	6,030,000	5,927,369
		103,765,332

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 4.7%
American Electric Power Co., Inc. Series A, 3 Month USD LIBOR + 0.48%, 3.26%, 11/1/2023 (a)	$6,006,000	$5,993,327
CenterPoint Energy, Inc. SOFR + 0.65%, 3.30%, 5/13/2024 (a)	12,048,000	11,913,906
Dominion Energy, Inc. Series D, 3 Month USD LIBOR + 0.53%, 3.82%, 9/15/2023 (a)	12,344,000	12,315,238
Duke Energy Corp. SOFR + 0.25%, 3.12%, 6/10/2023 (a)	7,895,000	7,856,315
Eversource Energy Series T, SOFR + 0.25%, 2.91%, 8/15/2023 (a)	4,857,000	4,829,558
Florida Power & Light Co.:
SOFR + 0.25%, 2.89%, 5/10/2023 (a)	11,848,000	11,828,451
SOFR + 0.38%, 2.62%, 1/12/2024 (a)	9,415,000	9,346,459
National Rural Utilities Cooperative Finance Corp.:
SOFR + 0.4%, 3.00%, 8/7/2023 (a)	5,495,000	5,476,976
Series D, SOFR + 0.33%, 2.67%, 10/18/2024 (a)	3,505,000	3,441,910
NextEra Energy Capital Holdings, Inc.:
3 Month USD LIBOR + 0.27%, 3.25%, 2/22/2023 (a)	21,255,000	21,200,800
SOFR + 0.40%, 2.99%, 11/3/2023 (a)	17,828,000	17,661,843
SOFR + 0.54%, 3.34%, 3/1/2023 (a)	6,168,000	6,159,858
SOFR + 1.02%, 3.97%, 3/21/2024 (a) (c)	6,241,000	6,193,506
PPL Electric Utilities Corp. SOFR + 0.33%, 3.30%, 6/24/2024 (a)	7,985,000	7,883,590
Southern California Edison Co.:
SOFR + 0.64%, 3.61%, 4/3/2023 (a) (c)	2,433,000	2,426,650
SOFR + 0.83%, 3.80%, 4/1/2024 (a)	7,390,000	7,311,001
Southern Co. Series 2021, SOFR + 0.37%, 3.01%, 5/10/2023 (a)	7,429,000	7,392,524
		149,231,912
Security Description	Principal Amount	Value
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc. SOFR + 1.78%, 4.68%, 3/15/2024 (a) (b)	$5,980,000	$5,966,485
FOOD — 0.1%
General Mills, Inc. 3 Month USD LIBOR + 1.01%, 3.75%, 10/17/2023 (a)	4,844,000	4,863,134
GAS — 0.8%
Atmos Energy Corp. 3 Month USD LIBOR + 0.38%, 3.57%, 3/9/2023 (a)	13,719,000	13,685,526
CenterPoint Energy Resources Corp. 3 Month USD LIBOR + 0.50%, 3.60%, 3/2/2023 (a)	3,429,000	3,422,073
Southern California Gas Co. 3 Month USD LIBOR + 0.35%, 3.62%, 9/14/2023 (a)	3,099,000	3,086,635
Spire Missouri, Inc. SOFR + 0.5%, 3.31%, 12/2/2024 (a) (c)	4,035,000	3,995,618
		24,189,852
HEALTH CARE PRODUCTS — 0.6%
Baxter International, Inc.:
SOFR + 0.26%, 3.06%, 12/1/2023 (a)	3,850,000	3,815,081
SOFR + 0.44%, 3.20%, 11/29/2024 (a)	1,451,000	1,413,796
Thermo Fisher Scientific, Inc.:
SOFR + 0.39%, 2.73%, 10/18/2023 (a)	6,808,000	6,785,261
SOFR + 0.53%, 2.87%, 10/18/2024 (a)	6,722,000	6,649,470
		18,663,608
HEALTH CARE SERVICES — 0.7%
Roche Holdings Inc:
SOFR + 0.33%, 3.20%, 9/11/2023 (a) (b)	9,425,000	9,397,573
SOFR + 0.56%, 3.42%, 3/10/2025 (a) (b)	9,280,000	9,223,578
Roche Holdings, Inc. SOFR + 0.24%, 3.05%, 3/5/2024 (a) (b)	5,140,000	5,121,085
		23,742,236
INSURANCE — 6.3%
Athene Global Funding:
SOFR + 0.56%, 3.26%, 8/19/2024 (a) (b)	4,735,000	4,601,473

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.70%, 3.44%, 5/24/2024 (a) (b)	$21,811,000	$21,394,846
SOFR + 0.72%, 2.91%, 1/7/2025 (a) (b)	3,795,000	3,672,270
Brighthouse Financial Global Funding SOFR + 0.76%, 3.00%, 4/12/2024 (a) (b)	9,244,000	9,123,736
Equitable Financial Life Global Funding SOFR + 0.39%, 2.59%, 4/6/2023 (a) (b)	7,925,000	7,911,131
GA Global Funding Trust:
SOFR + 0.5%, 3.37%, 9/13/2024 (a) (b)	6,375,000	6,189,424
SOFR + 1.36%, 3.58%, 4/11/2025 (a) (b)	3,680,000	3,593,262
Jackson National Life Global Funding SOFR + 0.6%, 2.76%, 1/6/2023 (a) (b)	8,915,000	8,911,345
MassMutual Global Funding II:
SOFR + 0.22%, 3.03%, 6/2/2023 (a) (b)	1,582,000	1,574,106
SOFR + 0.27%, 2.69%, 10/21/2024 (a) (b)	4,225,000	4,169,822
SOFR + 0.36%, 2.60%, 4/12/2024 (a) (b) (c)	15,939,000	15,812,444
MET Tower Global Funding SOFR + 0.55%, 2.88%, 1/17/2023 (a) (b)	5,556,000	5,554,944
Metropolitan Life Global Funding I:
SOFR + 0.3%, 3.27%, 9/27/2024 (a) (b)	4,925,000	4,859,498
SOFR + 0.32%, 2.52%, 1/7/2024 (a) (b) (c)	9,057,000	8,991,246
SOFR + 0.57%, 2.86%, 1/13/2023 (a) (b)	11,223,000	11,231,978
SOFR + 0.91%, 3.86%, 3/21/2025 (a) (b)	5,120,000	5,112,781
New York Life Global Funding:
3 Month USD LIBOR + 0.28%, 2.71%, 1/10/2023 (a) (b)	3,795,000	3,791,509
SOFR + 0.19%, 3.16%, 6/30/2023 (a) (b)	500,000	497,635
SOFR + 0.22%, 2.79%, 2/2/2023 (a) (b)	9,565,000	9,554,765
SOFR + 0.31%, 2.78%, 4/26/2024 (a) (b)	5,834,000	5,790,303
SOFR + 0.33%, 2.64%, 1/14/2025 (a) (b)	4,965,000	4,881,240
SOFR + 0.36%, 2.78%, 10/21/2023 (a) (b)	3,350,000	3,345,042
SOFR + 0.43%, 3.25%, 6/6/2024 (a) (b)	5,375,000	5,342,320
Security Description	Principal Amount	Value
SOFR + 0.48%, 3.34%, 6/9/2026 (a) (b)	$14,470,000	$14,009,131
SOFR + 0.61%, 3.03%, 4/21/2025 (a) (b)	780,000	774,056
Northwestern Mutual Global Funding SOFR + 0.33%, 3.30%, 3/25/2024 (a) (b)	4,232,000	4,204,280
Pacific Life Global Funding II:
SOFR + 0.4%, 2.91%, 1/27/2025 (a) (b)	2,400,000	2,344,584
SOFR + 0.62%, 3.43%, 6/4/2026 (a) (b)	9,635,000	9,295,174
SOFR + 0.80%, 3.77%, 3/30/2025 (a) (b)	3,500,000	3,445,260
Principal Life Global Funding II:
SOFR + 0.38%, 3.13%, 8/23/2024 (a) (b)	3,572,000	3,521,206
SOFR + 0.45%, 2.69%, 4/12/2024 (a) (b)	4,069,000	4,053,823
Protective Life Global Funding SOFR + 0.98%, 3.95%, 3/28/2025 (a) (b)	6,000,000	5,951,520
		203,506,154
INTERNET — 0.4%
eBay, Inc. 3 Month USD LIBOR + 0.87%, 3.68%, 1/30/2023 (a)	5,454,000	5,453,782
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 3.34%, 1/19/2023 (a) (b)	2,300,000	2,297,355
3 Month USD LIBOR + 0.91%, 3.34%, 4/11/2024 (a) (b)	1,500,000	1,496,340
Class REGs, 3 Month USD LIBOR + 0.91%, 3.34%, 4/11/2024 (a)	2,175,000	2,169,693
Class REGS, 3 Month USD LIBOR + 0.61%, 3.34%, 1/19/2023 (a)	1,690,000	1,688,056
		13,105,226
LODGING — 0.1%
Hyatt Hotels Corp. SOFR + 1.05%, 3.15%, 10/1/2023 (a)	4,431,000	4,431,000
MACHINERY, CONSTRUCTION & MINING — 1.2%
Caterpillar Financial Services Corp.:
SOFR + 0.15%, 2.84%, 11/17/2022 (a)	10,287,000	10,283,091

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.17%, 2.38%, 1/10/2024 (a)	$5,788,000	$5,757,555
SOFR + 0.25%, 2.94%, 5/17/2024 (a)	8,214,000	8,157,159
SOFR + 0.27%, 3.14%, 9/13/2024 (a)	10,049,000	9,959,162
SOFR + 0.45%, 3.10%, 11/13/2023 (a)	3,735,000	3,732,386
		37,889,353
MACHINERY-DIVERSIFIED — 0.8%
John Deere Capital Corp.:
SOFR + 0.12%, 2.27%, 7/10/2023 (a)	8,768,000	8,734,419
SOFR + 0.56%, 3.36%, 3/7/2025 (a) (c)	3,157,000	3,132,312
Series GMTN, 3 Month USD LIBOR + 0.55%, 3.69%, 6/7/2023 (a) (c)	3,237,000	3,239,752
Series MTN, SOFR + 0.2%, 2.35%, 10/11/2024 (a)	10,131,000	10,026,853
		25,133,336
MEDIA — 0.4%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 4.43%, 2/1/2024 (a)	7,081,000	7,116,051
Comcast Corp. 3 Month USD LIBOR + 0.63%, 3.14%, 4/15/2024 (a)	4,892,000	4,892,294
		12,008,345
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 3.21%, 2/14/2024 (a)	2,092,000	2,082,837
General Electric Co. 3 Month USD LIBOR + 0.38%, 3.21%, 5/5/2026 (a)	1,908,000	1,801,915
		3,884,752
OIL & GAS — 0.5%
Chevron Corp. 3 Month USD LIBOR + 0.90%, 3.82%, 5/11/2023 (a)	5,585,000	5,597,175
Chevron USA, Inc. 3 Month USD LIBOR + 0.20%, 3.12%, 8/11/2023 (a)	4,258,000	4,251,017
Security Description	Principal Amount	Value
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 3.31%, 11/13/2023 (a)	$5,411,000	$5,397,797
		15,245,989
PHARMACEUTICALS — 1.0%
AbbVie, Inc. 3 Month USD LIBOR + 0.65%, 3.63%, 11/21/2022 (a)	8,417,000	8,412,707
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 3.61%, 8/17/2023 (a)	3,751,000	3,750,175
Bayer US Finance II LLC 3 Month USD LIBOR + 1.01%, 4.30%, 12/15/2023 (a) (b)	8,739,000	8,706,141
Cigna Corp. 3 Month USD LIBOR + 0.89%, 3.40%, 7/15/2023 (a)	8,037,000	8,046,805
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 3.62%, 9/15/2023 (a)	2,554,000	2,549,020
		31,464,848
PIPELINES — 0.5%
Enbridge, Inc.:
SOFR + 0.4%, 3.09%, 2/17/2023 (a)	7,407,000	7,390,260
SOFR + 0.63%, 3.30%, 2/16/2024 (a)	7,475,000	7,396,812
		14,787,072
REAL ESTATE INVESTMENT TRUSTS — 0.4%
Public Storage SOFR + 0.47%, 2.92%, 4/23/2024 (a)	8,581,000	8,528,827
Simon Property Group LP SOFR + 0.43%, 2.65%, 1/11/2024 (a)	5,890,000	5,831,277
		14,360,104
RETAIL — 0.2%
Starbucks Corp. SOFR + 0.42%, 3.07%, 2/14/2024 (a)	6,443,000	6,407,048
SEMICONDUCTORS — 0.4%
Analog Devices, Inc. SOFR + 0.25%, 3.22%, 10/1/2024 (a)	6,881,000	6,756,385

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 3.54%, 1/30/2023 (a)	$6,753,000	$6,760,158
		13,516,543
TELECOMMUNICATIONS — 2.2%
AT&T, Inc.:
3 Month USD LIBOR + 1.18%, 4.42%, 6/12/2024 (a)	13,656,000	13,693,417
SOFR + 0.64%, 3.61%, 3/25/2024 (a)	16,132,000	15,993,265
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 4.01%, 5/15/2025 (a)	10,331,000	10,353,418
SOFR + 0.50%, 3.46%, 3/22/2024 (a) (c)	8,156,000	8,095,401
SOFR + 0.79%, 3.72%, 3/20/2026 (a)	19,097,000	18,710,477
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 3.73%, 1/16/2024 (a)	4,558,000	4,547,881
		71,393,859
TRANSPORTATION — 0.2%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 4.19%, 4/1/2023 (a)	5,504,000	5,504,881
TOTAL CORPORATE BONDS & NOTES (Cost $2,605,959,522)		2,582,359,064
FOREIGN GOVERNMENT OBLIGATIONS — 19.2%
ANZ New Zealand Int'l, Ltd. SOFR + 0.6%, 3.31%, 2/18/2025 (a) (b)	5,925,000	5,868,298
Asian Development Bank:
SOFR + 1.00%, 3.10%, 4/6/2027 (a)	10,000,000	10,289,500
SOFR + 1.00%, 3.73%, 8/27/2026 (a)	9,150,000	9,377,286
SOFR + 1.00%, 3.87%, 6/16/2026 (a)	23,175,000	23,737,457
Asian Infrastructure Investment Bank:
SOFR + 0.22%, 2.44%, 4/15/2026 (a) (b)	4,000,000	3,982,360
SOFR + 0.62%, 3.26%, 8/16/2027 (a) (b)	8,000,000	7,999,680
Security Description	Principal Amount	Value
BNG Bank NV Series 144A, SOFR + 1.00%, 3.57%, 8/5/2026 (a) (b)	$5,000,000	$5,107,400
Cooperatieve Rabobank UA SOFR + 0.38%, 2.60%, 1/10/2025 (a)	5,970,000	5,886,838
CPPIB Capital, Inc.:
Series 144A, SOFR + 1.25%, 3.32%, 4/4/2025 (a) (b)	8,200,000	8,378,924
Series 144A, SOFR + 1.25%, 4.08%, 3/11/2026 (a) (b)	19,700,000	20,259,480
Credit Suisse AG Series FRN, SOFR + 1.26%, 3.97%, 2/21/2025 (a)	7,250,000	7,067,880
European Bank for Reconstruction & Development:
SOFR + 0.19%, 2.50%, 4/14/2026 (a)	24,425,000	24,324,369
SOFR + 0.26%, 3.13%, 3/13/2023 (a)	10,530,000	10,537,476
SOFR + 0.28%, 2.60%, 10/15/2024 (a)	21,055,000	21,108,480
European Investment Bank:
3 Month USD LIBOR + 0.10%, 2.84%, 1/19/2023 (a) (b)	11,758,000	11,761,645
SOFR + 0.25%, 2.72%, 1/30/2023 (a) (b)	15,400,000	15,408,470
SOFR + 0.28%, 3.09%, 3/5/2024 (a) (b)	19,000,000	19,049,590
SOFR + 1.00%, 3.42%, 1/21/2026 (a) (b)	18,400,000	18,807,192
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.78%, 3.86%, 6/1/2023 (a)	7,560,000	7,578,749
3 Month USD LIBOR + 0.93%, 3.71%, 11/1/2022 (a)	7,390,000	7,391,700
Inter-American Development Bank:
SOFR + 0.17%, 3.04%, 9/16/2026 (a)	10,544,000	10,487,484
SOFR + 0.20%, 2.80%, 2/10/2026 (a)	32,860,000	32,766,678
SOFR + 0.25%, 2.81%, 2/4/2025 (a)	9,350,000	9,370,102
SOFR + 0.28%, 2.48%, 4/12/2027 (a)	9,000,000	8,990,730
SOFR + 0.35%, 3.35%, 10/4/2027 (a)	7,000,000	6,999,790

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Inter-American Investment Corp. SOFR + 0.27%, 3.19%, 3/22/2024 (a)	$3,500,000	$3,497,935
International Bank for Reconstruction & Development:
SOFR + 0.13%, 2.33%, 1/13/2023 (a)	30,185,000	30,186,207
SOFR + 0.18%, 3.05%, 6/15/2026 (a)	11,865,000	11,811,370
SOFR + 0.31%, 1.36%, 9/23/2026 (a)	10,000,000	9,990,600
SOFR + 0.31%, 3.21%, 9/18/2025 (a)	36,550,000	36,657,457
SOFR + 0.43%, 3.10%, 8/19/2027 (a)	28,136,000	28,262,331
Series GDIF, SOFR + 0.3%, 2.88%, 8/6/2024 (a)	21,404,000	21,466,072
Series GDIF, SOFR + 0.39%, 3.29%, 6/17/2024 (a)	13,310,000	13,368,830
International Finance Corp.:
SOFR + 0.09%, 3.06%, 6/30/2023 (a)	19,540,000	19,538,046
SOFR + 0.09%, 3.06%, 4/3/2024 (a)	4,500,000	4,497,480
Series GMTN, 3 Month USD LIBOR + 0.07%, 3.36%, 12/15/2022 (a)	11,805,000	11,800,514
Kommunalbanken A/S:
Series 144A, SOFR + 0.16%, 2.59%, 10/27/2023 (a) (b)	15,792,000	15,793,737
Series 144A, SOFR + 1%, 3.90%, 6/17/2026 (a) (b)	19,900,000	20,359,292
Korea Development Bank:
3 Month USD LIBOR + 0.48%, 2.75%, 10/1/2022 (a)	5,280,000	5,280,000
SOFR + 0.25%, 3.11%, 3/9/2024 (a)	4,120,000	4,109,206
Series GMTN, 3 Month USD LIBOR + 0.35%, 3.31%, 2/18/2023 (a)	500,000	499,875
Kreditanstalt fuer Wiederaufbau SOFR + 1.00%, 3.61%, 2/12/2024 (a)	17,950,000	18,162,707
National Australia Bank, Ltd. SOFR + 0.86%, 3.73%, 6/9/2025 (a) (b)	8,475,000	8,448,982
Nordic Investment Bank SOFR + 1.00%, 3.61%, 5/12/2026 (a)	9,170,000	9,391,089
Security Description	Principal Amount	Value
PSP Capital, Inc. Series 144A, SOFR + 0.24%, 3.03%, 3/3/2025 (a) (b)	$7,800,000	$7,784,868
Svensk Exportkredit AB:
SOFR + 1.00%, 3.71%, 5/25/2023 (a)	12,890,000	12,953,161
Series GMTN, SOFR + 1.00%, 3.54%, 8/3/2026 (a)	7,000,000	7,108,290
UBS AG SOFR + 0.47%, 2.76%, 1/13/2025 (a) (b)	3,405,000	3,360,803
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $618,280,187)		616,866,410
	Shares
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (d) (e)	51,236,348	51,246,595
State Street Navigator Securities Lending Portfolio II (f) (g)	24,791,478	24,791,478
TOTAL SHORT-TERM INVESTMENTS (Cost $76,034,860)		76,038,073
TOTAL INVESTMENTS — 102.1% (Cost $3,300,274,569)		3,275,263,547
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(67,294,945)
NET ASSETS — 100.0%		$3,207,968,602
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 25.7% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
FRN	Floating Rate Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,582,359,064	$—	$2,582,359,064
Foreign Government Obligations	—	616,866,410	—	616,866,410
Short-Term Investments	76,038,073	—	—	76,038,073
TOTAL INVESTMENTS	$76,038,073	$3,199,225,474	$—	$3,275,263,547

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	44,757,689	$44,753,213	$218,190,672	$211,714,948	$10,192	$7,466	51,236,348	$51,246,595	$244,253
State Street Navigator Securities Lending Portfolio II	55,675,500	55,675,500	380,412,731	411,296,753	—	—	24,791,478	24,791,478	23,881
Total		$100,428,713	$598,603,403	$623,011,701	$10,192	$7,466		$76,038,073	$268,134
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.1%
ADVERTISING — 0.5%
Clear Channel International BV 6.63%, 8/1/2025 (a)	$2,196,000	$2,042,412
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	7,063,000	5,986,246
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.00%, 8/15/2027 (a)	5,956,000	5,183,149
6.25%, 6/15/2025 (a)	12,500	12,183
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	3,155,000	2,603,411
		15,827,401
AEROSPACE & DEFENSE — 3.8%
Bombardier, Inc.:
7.13%, 6/15/2026 (a)	7,036,000	6,460,385
7.50%, 12/1/2024 (a)	3,159,000	3,138,972
7.50%, 3/15/2025 (a)	5,977,000	5,813,051
7.88%, 4/15/2027 (a)	8,546,000	7,863,175
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	4,004,000	3,131,528
Hexcel Corp. 4.20%, 2/15/2027	3,301,000	3,055,835
Howmet Aerospace, Inc.:
5.13%, 10/1/2024	10,048,000	9,818,906
5.90%, 2/1/2027	1,727,000	1,663,515
6.88%, 5/1/2025	3,191,000	3,212,443
Rolls-Royce PLC 3.63%, 10/14/2025 (a)	6,594,000	5,674,467
Spirit AeroSystems, Inc.:
5.50%, 1/15/2025 (a)	4,548,000	4,297,860
7.50%, 4/15/2025 (a)	9,145,000	8,623,461
TransDigm UK Holdings PLC 6.88%, 5/15/2026	85,000	80,845
TransDigm, Inc.:
6.25%, 3/15/2026 (a)	28,119,000	27,270,650
6.38%, 6/15/2026	4,095,000	3,870,717
7.50%, 3/15/2027	238,000	226,652
8.00%, 12/15/2025 (a)	12,586,000	12,768,623
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	3,797,000	3,458,763
7.75%, 8/15/2025	3,451,000	2,689,088
8.88%, 6/1/2024 (a)	4,705,000	4,651,645
		117,770,581
AGRICULTURE — 0.2%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	895,000	846,231
Security Description	Principal Amount	Value
Vector Group, Ltd. 10.50%, 11/1/2026 (a)	$4,204,000	$3,895,511
		4,741,742
AIRLINES — 3.3%
Air Canada 3.88%, 8/15/2026 (a)	10,707,000	9,186,820
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	1,996,000	1,883,905
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	5,021,866	4,251,260
American Airlines 2015-1 Class A Pass Through Trust Class A, 3.38%, 11/1/2028	6,415,057	5,308,204
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	6,911,000	5,645,181
American Airlines, Inc. 11.75%, 7/15/2025 (a)	15,278,000	15,970,705
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50%, 4/20/2026 (a)	20,850,400	19,594,372
Delta Air Lines, Inc.:
2.90%, 10/28/2024	8,622,000	8,040,015
3.80%, 4/19/2023	4,643,000	4,597,127
7.38%, 1/15/2026	5,559,000	5,624,652
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	7,135,308	6,305,400
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	3,413,999	3,437,009
United Airlines Holdings, Inc. 4.88%, 1/15/2025	2,308,000	2,155,187
United Airlines, Inc. 4.38%, 4/15/2026 (a)	11,583,000	10,334,700
		102,334,537
APPAREL — 0.6%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	5,231,500	5,007,592
4.88%, 5/15/2026 (a)	7,310,000	6,565,403
Michael Kors USA, Inc. 4.25%, 11/1/2024 (a)	820,000	781,583
Under Armour, Inc. 3.25%, 6/15/2026	2,817,000	2,438,283
William Carter Co. 5.63%, 3/15/2027 (a)	3,786,000	3,543,204
		18,336,065
AUTO MANUFACTURERS — 2.9%
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a)	7,411,000	7,251,515

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	$6,041,000	$5,389,599
2.70%, 8/10/2026	2,168,000	1,795,971
3.10%, 5/4/2023	159,000	156,209
3.35%, 11/1/2022	2,817,000	2,812,352
3.37%, 11/17/2023	10,910,000	10,554,007
3.38%, 11/13/2025	6,962,000	6,158,724
3.66%, 9/8/2024	6,201,000	5,826,584
3.81%, 1/9/2024	5,068,000	4,900,959
4.06%, 11/1/2024	5,100,000	4,791,297
4.13%, 8/17/2027	4,393,000	3,782,373
4.27%, 1/9/2027	3,174,000	2,776,266
4.38%, 8/6/2023	2,120,473	2,092,059
4.54%, 8/1/2026	608,000	543,619
4.69%, 6/9/2025	5,467,000	5,082,342
4.95%, 5/28/2027	980,000	876,610
5.13%, 6/16/2025	4,532,000	4,276,848
5.58%, 3/18/2024	6,600,000	6,466,284
Series GMTN, 4.39%, 1/8/2026	1,136,000	1,027,955
Ford Motor Credit Co., LLC 4.13%, 8/4/2025	3,314,000	3,018,259
Jaguar Land Rover Automotive PLC:
5.63%, 2/1/2023 (a)	3,445,000	3,367,487
7.75%, 10/15/2025 (a)	5,254,000	4,864,416
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	2,371,000	2,197,870
		90,009,605
AUTO PARTS & EQUIPMENT — 1.8%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	5,339,000	4,674,935
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	3,718,000	3,152,158
Clarios Global L.P. 6.75%, 5/15/2025 (a)	3,201,000	3,135,764
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	3,119,000	2,978,271
8.50%, 5/15/2027 (a)	8,176,000	7,814,130
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	2,123,000	906,967
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	2,583,000	2,461,702
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	3,567,000	3,156,474
5.00%, 5/31/2026	5,437,000	5,047,385
9.50%, 5/31/2025	3,010,000	3,126,668
IHO Verwaltungs GmbH:
4.75%, 9/15/2026 (a)	5,879,529	4,990,779
6.00%, 5/15/2027 (a)	1,977,000	1,734,837
Tenneco, Inc. 5.00%, 7/15/2026	5,239,000	5,140,978
Security Description	Principal Amount	Value
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	$7,681,000	$6,995,701
		55,316,749
BANKS — 1.7%
Commerzbank AG 8.13%, 9/19/2023 (a)	9,007,000	8,866,671
Deutsche Bank AG 4.50%, 4/1/2025	10,118,000	9,419,150
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	4,425,000	3,157,193
7.63%, 5/1/2026 (a)	3,482,000	2,599,487
8.13%, 11/15/2024 (a)	2,237,000	1,945,720
8.25%, 4/15/2025 (a)	1,956,000	1,620,566
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	14,967,000	13,970,347
5.71%, 1/15/2026 (a)	12,049,000	10,997,243
		52,576,377
BUILDING MATERIALS — 0.4%
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	2,974,000	2,639,841
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	790,000	640,240
Koppers, Inc. 6.00%, 2/15/2025 (a)	4,295,000	3,854,634
Standard Industries, Inc. 5.00%, 2/15/2027 (a)	6,328,000	5,598,318
		12,733,033
CHEMICALS — 1.4%
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	3,925,000	3,224,702
Cheever Escrow Issuer LLC 7.13%, 10/1/2027 (a)	1,004,000	904,202
Chemours Co. 5.38%, 5/15/2027	3,621,000	3,151,211
Consolidated Energy Finance SA 6.50%, 5/15/2026 (a)	705,000	652,351
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	3,543,000	2,991,745
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	151,000	153,070
GPD Cos, Inc. 10.13%, 4/1/2026 (a)	3,829,000	3,516,094
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	1,918,000	1,597,790
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	3,670,000	3,246,335
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	6,261,571	5,422,896

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	$4,281,000	$3,329,334
SPCM SA 3.13%, 3/15/2027 (a)	2,660,000	2,326,276
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	5,882,000	4,758,715
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a)	2,091,000	1,433,694
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	8,468,700	7,295,954
		44,004,369
COAL — 0.0% (b)
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	261,000	253,901
COMMERCIAL SERVICES — 4.1%
ADT Security Corp. 4.13%, 6/15/2023	9,379,000	9,296,652
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	3,670,000	2,498,683
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	5,282,000	4,480,985
Albion Financing 2 SARL 8.75%, 4/15/2027 (a)	2,020,000	1,694,235
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a)	1,954,000	1,267,833
6.63%, 7/15/2026 (a)	14,431,000	12,864,371
9.75%, 7/15/2027 (a)	7,336,000	6,040,389
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	792,000	712,840
Aptim Corp. 7.75%, 6/15/2025 (a)	4,148,000	2,855,193
APX Group, Inc. 6.75%, 2/15/2027 (a)	625,000	586,800
Block, Inc. 2.75%, 6/1/2026	7,337,000	6,305,344
Brink's Co. 5.50%, 7/15/2025 (a)	3,647,000	3,481,171
Cimpress PLC 7.00%, 6/15/2026 (a)	5,021,000	3,453,042
CoreCivic, Inc. 8.25%, 4/15/2026	485,000	483,458
Garda World Security Corp. 4.63%, 2/15/2027 (a)	2,292,000	1,968,667
Graham Holdings Co. 5.75%, 6/1/2026 (a)	833,000	809,543
Grand Canyon University 4.13%, 10/1/2024	976,000	901,726
Security Description	Principal Amount	Value
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	$10,591,000	$9,532,747
Hertz Corp. 4.63%, 12/1/2026 (a)	827,000	676,072
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	3,788,000	3,258,134
MoneyGram International, Inc. 5.38%, 8/1/2026 (a)	2,898,000	2,840,098
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a)	3,413,000	3,364,194
North Queensland Export Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	1,392,000	1,359,970
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	4,513,000	3,796,200
5.25%, 4/15/2024 (a)	5,056,000	4,926,061
5.75%, 4/15/2026 (a)	5,708,000	5,369,972
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	282,000	276,941
RR Donnelley & Sons Co. 6.13%, 11/1/2026 (a)	1,896,000	1,708,884
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	7,468,000	6,687,669
9.25%, 4/15/2025 (a)	4,268,000	4,086,055
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	3,088,000	2,814,156
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	4,037,000	3,002,196
United Rentals North America, Inc. 5.50%, 5/15/2027	746,000	721,927
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	4,800,000	4,623,936
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	6,568,000	6,061,082
		124,807,226
COMPUTERS — 0.9%
Diebold Nixdorf, Inc.:
8.50%, 4/15/2024	1,529,000	774,332
9.38%, 7/15/2025 (a)	2,143,000	1,630,330
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	7,612,000	2,263,961
Presidio Holdings, Inc. 8.25%, 2/1/2028 (a)	1,829,000	1,577,000
Seagate HDD Cayman:
4.75%, 6/1/2023	9,283,000	9,219,968
4.75%, 1/1/2025	473,000	451,606
4.88%, 3/1/2024	2,716,000	2,643,727

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 6/1/2027	$3,737,000	$3,399,175
Vericast Corp. 11.00%, 9/15/2026 (a)	6,202,452	6,105,508
Western Digital Corp. 4.75%, 2/15/2026	36,124	33,449
		28,099,056
COSMETICS/PERSONAL CARE — 0.5%
Coty, Inc.:
5.00%, 4/15/2026 (a)	6,050,000	5,541,558
6.50%, 4/15/2026 (a)	6,770,000	6,234,222
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	4,433,000	2,587,010
		14,362,790
DISTRIBUTION & WHOLESALE — 0.6%
Avient Corp.:
5.25%, 3/15/2023	5,539,000	5,560,215
5.75%, 5/15/2025 (a)	3,072,000	2,962,453
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	1,444,000	1,257,623
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a)	3,105,000	2,817,632
IAA, Inc. 5.50%, 6/15/2027 (a)	3,686,000	3,363,475
Wesco Aircraft Holdings, Inc.:
8.50%, 11/15/2024 (a)	3,447,000	1,788,786
9.00%, 11/15/2026 (a)	133,500	81,456
		17,831,640
DIVERSIFIED FINANCIAL SERVICES — 3.8%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027 (a)	2,057,000	2,015,798
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	1,238,000	1,164,450
Ally Financial, Inc. 5.75%, 11/20/2025	3,856,000	3,764,613
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a)	2,779,000	2,369,959
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	4,566,000	4,250,216
6.63%, 3/15/2026	882,000	824,097
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	2,606,000	2,502,620
Enova International, Inc. 8.50%, 9/15/2025 (a)	2,008,000	1,745,434
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	2,785,000	1,753,269
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	14,689,302	11,053,406
goeasy, Ltd. 5.38%, 12/1/2024 (a)	1,089,000	1,034,310
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	4,321,000	2,706,718
Security Description	Principal Amount	Value
LD Holdings Group LLC 6.50%, 11/1/2025 (a)	$5,080,000	$3,037,332
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	2,720,000	2,323,206
Navient Corp.:
5.00%, 3/15/2027	3,327,000	2,745,074
5.50%, 1/25/2023	5,884,000	5,884,765
5.88%, 10/25/2024	681,000	652,030
6.75%, 6/25/2025	1,551,000	1,454,823
6.75%, 6/15/2026	3,624,000	3,293,528
7.25%, 9/25/2023	70	70
Series MTN, 6.13%, 3/25/2024	3,521,000	3,428,327
OneMain Finance Corp.:
3.50%, 1/15/2027	6,313,000	4,928,875
5.63%, 3/15/2023	5,354,000	5,339,384
6.13%, 3/15/2024	7,773,000	7,495,038
6.88%, 3/15/2025	5,112,000	4,804,871
7.13%, 3/15/2026	13,799,000	12,533,908
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	3,298,000	3,095,173
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	4,311,000	3,691,164
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	2,067,000	1,810,031
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026 (a)	6,847,000	5,649,117
SLM Corp.:
3.13%, 11/2/2026	2,076,000	1,721,502
4.20%, 10/29/2025	2,372,000	2,127,731
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	2,761,000	2,409,828
5.75%, 6/15/2027 (a)	3,483,000	2,785,181
		116,395,848
ELECTRIC — 2.2%
Calpine Corp. 5.25%, 6/1/2026 (a)	478,000	450,572
DPL, Inc. 4.13%, 7/1/2025	4,188,000	3,874,486
Drax Finco PLC 6.63%, 11/1/2025 (a)	6,331,000	6,139,867
FirstEnergy Corp. Series B, 4.40%, 7/15/2027	12,015,000	11,133,460
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	4,389,000	4,247,981
InterGen NV 7.00%, 6/30/2023 (a)	4,564,000	4,444,834
NextEra Energy Operating Partners L.P.:
4.25%, 7/15/2024 (a)	5,540,000	5,311,032

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 9/15/2024 (a)	$69,000	$64,843
4.50%, 9/15/2027 (a)	500,000	456,745
NRG Energy, Inc. 6.63%, 1/15/2027	3,294,000	3,241,428
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	3,813,000	3,590,969
TransAlta Corp. 4.50%, 11/15/2022	1,754,000	1,753,755
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	8,326,000	7,517,462
5.50%, 9/1/2026 (a)	7,193,000	6,718,262
5.63%, 2/15/2027 (a)	9,848,000	9,222,849
		68,168,545
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	9,230,000	9,230,277
ELECTRONICS — 0.3%
Likewize Corp. 9.75%, 10/15/2025 (a)	4,303,000	3,975,585
Sensata Technologies B.V.:
5.00%, 10/1/2025 (a)	1,434,000	1,367,978
5.63%, 11/1/2024 (a)	3,341,000	3,321,288
		8,664,851
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	5,248,000	4,971,903
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	22,000	19,662
		4,991,565
ENGINEERING & CONSTRUCTION — 0.7%
Abengoa Abenewco 2 SA 1.50%, 10/26/2024 (a)	4,563,528	94,556
AECOM 5.13%, 3/15/2027	4,228,000	3,953,561
Artera Services LLC 9.03%, 12/4/2025 (a)	6,315,000	5,084,585
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	4,843,000	3,497,227
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	1,355,000	1,222,888
Fluor Corp. 3.50%, 12/15/2024	821,000	780,098
Promontoria Holding 264 BV 7.88%, 3/1/2027 (a)	3,509,000	3,268,388
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	4,454,000	3,339,297
		21,240,600
ENTERTAINMENT — 3.6%
AMC Entertainment Holdings, Inc. 10.00%, 6/15/2026 (a)	8,112,270	5,537,436
Security Description	Principal Amount	Value
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	$5,027,000	$4,709,997
Caesars Entertainment, Inc.:
6.25%, 7/1/2025 (a)	29,596,000	28,523,145
8.13%, 7/1/2027 (a)	629,000	601,613
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	6,134,000	5,920,291
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027	1,856,000	1,725,004
5.50%, 5/1/2025 (a)	4,468,000	4,302,863
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	4,707,000	4,363,342
Cinemark USA, Inc. 5.88%, 3/15/2026 (a)	3,972,000	3,332,865
International Game Technology PLC:
4.13%, 4/15/2026 (a)	2,528,000	2,308,822
6.25%, 1/15/2027 (a)	4,926,000	4,772,900
6.50%, 2/15/2025 (a)	4,069,000	4,058,787
Live Nation Entertainment, Inc.:
4.88%, 11/1/2024 (a)	3,856,000	3,726,554
6.50%, 5/15/2027 (a)	5,866,000	5,659,282
Merlin Entertainments, Ltd. 5.75%, 6/15/2026 (a)	2,590,000	2,413,543
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a)	1,141,000	1,154,464
8.00%, 2/1/2026 (a)	8,751,000	7,322,399
Penn Entertainment, Inc. 5.63%, 1/15/2027 (a)	1,500,000	1,330,830
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/1/2026 (a)	1,958,000	1,694,473
Scientific Games International, Inc. 8.63%, 7/1/2025 (a)	2,938,000	3,012,243
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	4,000,000	3,815,880
5.50%, 4/15/2027 (a)	3,811,000	3,367,400
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	2,295,000	2,302,321
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	1,953,000	1,928,314
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.75%, 4/15/2025 (a)	1,453,000	1,427,602
		109,312,370

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.5%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	$582,000	$531,762
GFL Environmental, Inc.:
3.75%, 8/1/2025 (a)	2,786,000	2,570,809
4.25%, 6/1/2025 (a)	2,233,000	2,098,172
5.13%, 12/15/2026 (a)	1,580,000	1,474,551
Harsco Corp. 5.75%, 7/31/2027 (a)	4,682,000	2,937,065
Stericycle, Inc. 5.38%, 7/15/2024 (a)	1,339,000	1,288,774
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	4,363,000	3,862,520
		14,763,653
FOOD — 1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	6,421,000	5,659,598
3.50%, 2/15/2023 (a)	5,741,000	5,689,905
4.63%, 1/15/2027 (a)	9,056,000	8,154,113
7.50%, 3/15/2026 (a)	3,898,000	3,935,693
B&G Foods, Inc.:
5.25%, 4/1/2025	9,926,000	8,640,881
5.25%, 9/15/2027	3,840,000	3,110,131
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	2,134,000	1,961,978
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	6,944,000	4,457,770
Post Holdings, Inc. 5.75%, 3/1/2027 (a)	2,186,000	2,087,477
Sigma Holdco B.V. 7.88%, 5/15/2026 (a)	4,742,000	3,129,009
US Foods, Inc. 6.25%, 4/15/2025 (a)	4,795,000	4,724,322
		51,550,877
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	5,255,000	5,034,395
6.38%, 5/1/2025 (a)	6,522,000	6,389,799
		11,424,194
FOREST PRODUCTS & PAPER — 0.0% (b)
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	1,448,000	1,278,048
GAS — 0.5%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	2,759,000	2,566,229
5.63%, 5/20/2024	6,632,000	6,395,503
Security Description	Principal Amount	Value
5.75%, 5/20/2027	$4,458,000	$4,012,378
5.88%, 8/20/2026	2,370,000	2,158,264
		15,132,374
HEALTH CARE SERVICES — 3.9%
Air Methods Corp. 8.00%, 5/15/2025 (a)	5,313,000	2,692,947
Akumin, Inc. 7.00%, 11/1/2025 (a)	3,880,000	3,219,896
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	4,791,000	4,301,983
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (a)	10,958,000	8,440,071
8.00%, 3/15/2026 (a)	14,098,000	12,273,155
Encompass Health Corp. 5.75%, 9/15/2025	51,000	50,534
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	4,510,000	1,505,303
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	6,412,000	5,388,453
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	4,254,000	4,053,594
5.00%, 5/15/2027 (a)	6,840,000	6,434,867
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	2,605,700	2,166,978
6.75%, 4/15/2025 (a)	4,017,000	3,801,729
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	6,455,000	5,761,733
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	10,249,000	9,171,420
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	5,415,000	4,472,519
Select Medical Corp. 6.25%, 8/15/2026 (a)	5,872,000	5,527,783
Surgery Center Holdings, Inc.:
6.75%, 7/1/2025 (a)	1,879,000	1,748,372
10.00%, 4/15/2027 (a)	1,852,000	1,800,551
Tenet Healthcare Corp.:
4.63%, 7/15/2024	3,860,000	3,734,820
4.63%, 9/1/2024 (a)	6,688,000	6,476,793
4.88%, 1/1/2026 (a)	15,107,000	14,028,662
6.25%, 2/1/2027 (a)	6,545,000	6,108,514
Toledo Hospital Series B, 5.33%, 11/15/2028	1,000,000	701,800
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	6,027,000	5,062,198
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	4,682,000	2,133,166
		121,057,841

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
HOLDING COMPANIES-DIVERSIFIED — 0.3%
Stena AB 7.00%, 2/1/2024 (a)	$2,217,000	$2,097,104
Stena International SA 6.13%, 2/1/2025 (a)	5,878,000	5,603,674
		7,700,778
HOME BUILDERS — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 9/15/2027 (a)	670,000	562,458
Century Communities, Inc. 6.75%, 6/1/2027	153,000	143,998
Empire Communities Corp. 7.00%, 12/15/2025 (a)	3,021,000	2,521,025
Forestar Group, Inc. 3.85%, 5/15/2026 (a)	2,669,000	2,214,229
KB Home 7.63%, 5/15/2023	2,756,000	2,755,972
Meritage Homes Corp. 6.00%, 6/1/2025	1,039,000	1,008,235
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	2,343,000	2,298,038
Toll Brothers Finance Corp. 4.38%, 4/15/2023	1,088,660	1,083,663
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	938,000	918,799
		13,506,417
HOUSEHOLD PRODUCTS & WARES — 0.3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 5.00%, 12/31/2026 (a)	3,250,000	2,841,832
Spectrum Brands, Inc. 5.75%, 7/15/2025	7,227,000	6,860,808
		9,702,640
HOUSEWARES — 1.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	5,365,000	4,919,919
Newell Brands, Inc.:
4.10%, 4/1/2023	8,709,000	8,713,877
4.45%, 4/1/2026	15,227,000	14,009,297
4.88%, 6/1/2025	3,824,000	3,701,326
COR, 6.38%, 9/15/2027	3,032,000	3,006,865
		34,351,284
INSURANCE — 0.9%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	7,253,000	6,631,273
10.13%, 8/1/2026 (a)	299,000	287,677
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	3,137,000	2,911,042
Security Description	Principal Amount	Value
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	$76,000	$70,043
HUB International, Ltd. 7.00%, 5/1/2026 (a)	5,113,000	4,851,879
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	1,688,000	1,645,817
Radian Group, Inc.:
4.50%, 10/1/2024	4,838,000	4,576,313
4.88%, 3/15/2027	4,846,000	4,307,464
6.63%, 3/15/2025	3,084,000	3,005,851
USI, Inc. 6.88%, 5/1/2025 (a)	5,000	4,800
		28,292,159
INTERNET — 2.1%
Cablevision Lightpath LLC 3.88%, 9/15/2027 (a)	184,000	154,994
Cogent Communications Group, Inc. 7.00%, 6/15/2027 (a)	1,088,000	1,030,673
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	6,153,000	4,259,599
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	3,760,000	3,002,210
Netflix, Inc.:
3.63%, 6/15/2025 (a)	6,030,000	5,689,426
4.38%, 11/15/2026	5,865,000	5,531,751
5.75%, 3/1/2024	388,000	394,359
5.88%, 2/15/2025	5,817,000	5,837,418
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75%, 4/30/2027 (a)	211,000	184,188
NortonLifeLock, Inc.:
5.00%, 4/15/2025 (a)	9,195,000	8,745,273
COR, 6.75%, 9/30/2027 (a)	2,650,000	2,551,181
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	5,705,000	3,652,626
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	7,000	6,829
Uber Technologies, Inc.:
7.50%, 5/15/2025 (a)	3,414,500	3,407,159
7.50%, 9/15/2027 (a)	7,960,000	7,801,039
8.00%, 11/1/2026 (a)	10,904,000	10,903,782
		63,152,507
INVESTMENT COMPANY SECURITY — 0.9%
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	1,744,000	1,745,971
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	10,774,000	10,100,302
5.25%, 5/15/2027	11,069,000	9,717,364
6.25%, 5/15/2026	5,318,000	4,967,916
		26,531,553

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
IRON/STEEL — 0.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	$3,812,000	$3,369,770
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027	3,994,000	3,601,070
6.75%, 3/15/2026 (a)	5,389,000	5,300,998
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	289,000	283,463
		12,555,301
LEISURE TIME — 3.7%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (c)	1,771,000	9,917
Carnival Corp.:
5.75%, 3/1/2027 (a)	22,242,000	15,595,201
7.63%, 3/1/2026 (a)	9,149,200	6,953,392
9.88%, 8/1/2027 (a)	6,997,000	6,857,060
10.50%, 2/1/2026 (a)	4,388,000	4,340,961
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	3,970,000	3,493,640
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	448,315	387,165
Life Time, Inc.:
5.75%, 1/15/2026 (a)	5,222,000	4,772,438
8.00%, 4/15/2026 (a)	4,994,000	4,269,420
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	1,543,000	1,365,447
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	5,743,050	4,879,927
5.88%, 3/15/2026 (a)	7,286,000	5,588,070
5.88%, 2/15/2027 (a)	3,852,000	3,207,252
Royal Caribbean Cruises, Ltd.:
4.25%, 7/1/2026 (a)	2,576,000	1,901,758
5.38%, 7/15/2027 (a)	7,915,000	5,815,467
5.50%, 8/31/2026 (a)	6,156,000	4,709,771
9.13%, 6/15/2023 (a)	7,385,000	7,542,596
10.88%, 6/1/2023 (a)	7,928,000	8,139,202
11.50%, 6/1/2025 (a)	9,817,000	10,430,661
11.63%, 8/15/2027 (a)	6,899,000	6,287,542
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	1,962,000	1,497,634
13.00%, 5/15/2025 (a)	4,058,000	4,213,868
Viking Ocean Cruises Ship VII, Ltd. 5.63%, 2/15/2029 (a)	3,328,000	2,589,117
		114,847,506
LODGING — 4.8%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	4,659,000	4,092,326
Security Description	Principal Amount	Value
Hilton Domestic Operating Co., Inc. 5.38%, 5/1/2025 (a)	$3,382,000	$3,309,422
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	2,529,000	2,317,373
Las Vegas Sands Corp.:
2.90%, 6/25/2025	142,000	127,556
3.20%, 8/8/2024	11,981,000	11,264,656
3.50%, 8/18/2026	7,276,500	6,388,258
Melco Resorts Finance, Ltd.:
4.88%, 6/6/2025 (a)	956,000	713,644
Series REGS, 4.88%, 6/6/2025	8,385,000	6,259,319
Series REGS, 5.25%, 4/26/2026	2,838,000	1,974,936
Series REGS, 5.63%, 7/17/2027	1,946,000	1,324,097
MGM China Holdings, Ltd.:
4.75%, 2/1/2027 (a)	4,156,000	3,214,791
5.25%, 6/18/2025 (a)	3,361,000	2,826,803
5.38%, 5/15/2024 (a)	5,312,000	4,672,223
5.88%, 5/15/2026 (a)	4,077,000	3,315,702
MGM Resorts International:
4.63%, 9/1/2026	2,866,000	2,536,439
5.50%, 4/15/2027	5,786,000	5,186,281
5.75%, 6/15/2025	2,912,000	2,782,008
6.00%, 3/15/2023	10,124,000	10,116,812
6.75%, 5/1/2025	4,503,000	4,433,158
Sands China, Ltd.:
2.80%, 3/8/2027	5,300,000	4,194,208
4.30%, 1/8/2026	6,176,000	5,271,587
5.63%, 8/8/2025	10,192,000	9,214,281
Studio City Co, Ltd. 7.00%, 2/15/2027 (a)	2,030,000	1,700,206
Studio City Finance, Ltd. 6.00%, 7/15/2025 (a)	5,886,000	3,302,635
Travel + Leisure Co.:
3.90%, 3/1/2023	5,030,000	4,980,907
6.00%, 4/1/2027	2,787,000	2,517,246
6.60%, 10/1/2025	2,938,000	2,872,424
6.63%, 7/31/2026 (a)	4,002,000	3,764,841
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	6,711,000	6,219,956
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	7,626,000	7,496,739
5.50%, 3/1/2025 (a)	10,981,603	10,277,133
REGS, 5.25%, 5/15/2027 (a)	1,392,000	1,226,672
Wynn Macau, Ltd.:
5.50%, 1/15/2026 (a)	7,452,000	5,665,309
4.88%, 10/1/2024 (a)	2,122,000	1,708,889
		147,268,837

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.2%
Weir Group PLC 2.20%, 5/13/2026 (a)	$8,809,000	$7,410,924
MACHINERY-DIVERSIFIED — 0.7%
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	5,772,000	5,435,377
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	1,029,000	1,005,014
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	3,509,000	2,798,919
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	14,439,000	12,299,862
		21,539,172
MEDIA — 7.6%
AMC Networks, Inc.:
4.75%, 8/1/2025	6,953,500	6,251,683
5.00%, 4/1/2024	3,051,000	2,935,214
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	3,006,000	758,354
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	940,000	935,281
5.13%, 5/1/2027 (a)	27,229,000	24,574,717
5.50%, 5/1/2026 (a)	3,578,000	3,390,656
CSC Holdings LLC:
5.25%, 6/1/2024	6,139,000	5,699,632
5.50%, 4/15/2027 (a)	8,915,000	7,846,091
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	4,014,000	3,397,731
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	23,603,000	4,687,320
6.63%, 8/15/2027 (a)	10,200,000	696,966
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	26,761,000	23,123,377
DISH DBS Corp.:
5.00%, 3/15/2023	11,234,000	10,992,132
5.25%, 12/1/2026 (a)	21,467,000	17,718,218
5.88%, 11/15/2024	13,740,000	12,289,743
7.75%, 7/1/2026	8,344,000	6,399,014
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	4,782,000	3,668,607
Gray Television, Inc.:
5.88%, 7/15/2026 (a)	6,964,000	6,421,992
7.00%, 5/15/2027 (a)	3,444,000	3,234,674
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (a)	3,313,000	2,823,935
6.38%, 5/1/2026	5,647,874	5,239,872
8.38%, 5/1/2027	9,665,031	8,139,406
Security Description	Principal Amount	Value
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	$3,411,000	$3,047,046
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	12,244,000	11,274,030
Quebecor Media, Inc. 5.75%, 1/15/2023	5,804,000	5,792,856
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	5,936,000	4,866,926
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	4,149,000	3,609,630
Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a)	2,343,000	1,941,410
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	2,196,000	1,928,791
5.00%, 8/1/2027 (a)	11,176,000	10,254,986
TEGNA, Inc. 4.75%, 3/15/2026 (a)	277,000	267,499
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	4,124,000	3,781,749
Univision Communications, Inc.:
5.13%, 2/15/2025 (a)	10,061,000	9,546,782
6.63%, 6/1/2027 (a)	7,670,000	7,249,914
Videotron, Ltd.:
5.13%, 4/15/2027 (a)	2,548,000	2,339,905
5.38%, 6/15/2024 (a)	3,735,000	3,668,143
Ziggo Bond Co. B.V. 6.00%, 1/15/2027 (a)	4,807,000	4,038,361
		234,832,643
MINING — 0.7%
Arconic Corp. 6.00%, 5/15/2025 (a)	3,704,000	3,571,174
FMG Resources August 2006 Pty, Ltd. 4.50%, 9/15/2027 (a)	3,206,000	2,835,098
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	2,342,000	1,946,319
4.50%, 4/1/2026 (a)	626,000	520,237
New Gold, Inc. 7.50%, 7/15/2027 (a)	2,889,000	2,269,541
Novelis Corp. 3.25%, 11/15/2026 (a)	8,401,000	7,062,133
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a)	2,376,000	2,249,621
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	2,084,000	1,656,384
		22,110,507
MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	1,673,000	1,540,766
EnPro Industries, Inc. 5.75%, 10/15/2026	207,000	196,130

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	$3,952,000	$3,121,843
12.25%, 11/15/2026 (a)	5,987,000	4,748,469
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	1,359,000	1,262,919
Hillenbrand, Inc. 5.75%, 6/15/2025	2,128,000	2,094,314
Trinity Industries, Inc. 4.55%, 10/1/2024	2,900,000	2,765,208
		15,729,649
OFFICE & BUSINESS EQUIPMENT — 0.4%
Pitney Bowes, Inc. 6.88%, 3/15/2027 (a)	4,379,000	2,707,535
Xerox Corp. 4.63%, 3/15/2023	2,981,000	2,954,529
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	7,289,000	6,558,132
		12,220,196
OIL & GAS — 6.0%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	3,994,000	3,861,120
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	4,244,000	4,094,272
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	2,416,000	2,428,829
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	2,643,000	2,331,100
California Resources Corp. 7.13%, 2/1/2026 (a)	2,061,000	1,938,288
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a)	799,000	819,023
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	523,000	500,919
Chord Energy Corp. 6.38%, 6/1/2026 (a)	2,604,000	2,460,181
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)	1,682,000	1,527,458
CNX Resources Corp. 7.25%, 3/14/2027 (a)	917,000	893,259
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	4,644,000	4,177,835
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	7,432,000	7,115,397
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	687,000	620,993
Earthstone Energy Holdings LLC 8.00%, 4/15/2027 (a)	805,000	758,640
Security Description	Principal Amount	Value
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	$3,549,000	$3,133,341
Gulfport Energy Corp. 8.00%, 5/17/2026	14,667	14,602
Harbour Energy PLC 5.50%, 10/15/2026 (a)	2,940,000	2,680,045
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	3,931,000	3,717,665
Laredo Petroleum, Inc. 9.50%, 1/15/2025	3,215,000	3,194,006
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	2,016,000	1,933,304
Matador Resources Co. 5.88%, 9/15/2026	6,059,000	5,851,782
MEG Energy Corp. 7.13%, 2/1/2027 (a)	7,863,000	7,983,697
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	3,673,000	3,204,839
10.50%, 5/15/2027 (a)	109,000	101,422
Murphy Oil Corp. 5.75%, 8/15/2025	253,000	246,364
Nabors Industries, Inc.:
5.75%, 2/1/2025	3,208,000	2,918,350
7.38%, 5/15/2027 (a)	5,722,000	5,286,842
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	5,783,000	5,044,973
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	5,102,000	4,814,298
Occidental Petroleum Corp.:
2.90%, 8/15/2024	449,000	428,588
5.50%, 12/1/2025	5,838,000	5,832,862
5.55%, 3/15/2026	6,319,000	6,334,671
5.88%, 9/1/2025	4,312,000	4,327,394
6.95%, 7/1/2024	5,285,000	5,431,394
8.00%, 7/15/2025	3,635,000	3,860,952
8.50%, 7/15/2027	3,833,000	4,120,168
Parkland Corp. 5.88%, 7/15/2027 (a)	2,484,000	2,299,588
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 6/15/2025	1,965,000	1,876,693
PDC Energy, Inc. 5.75%, 5/15/2026	5,275,000	4,880,905
Penn Virginia Holdings LLC 9.25%, 8/15/2026 (a)	140,000	132,079
Permian Resources Operating LLC 6.88%, 4/1/2027 (a)	2,981,000	2,887,784
Petrofac, Ltd. 9.75%, 11/15/2026	3,336,000	2,515,211
Puma International Financing SA:
5.00%, 1/24/2026 (a)	6,724,000	5,939,847
5.13%, 10/6/2024 (a)	2,750,000	2,552,962

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Range Resources Corp.:
4.88%, 5/15/2025	$7,131,000	$6,722,251
5.00%, 3/15/2023	4,891,000	4,874,615
SM Energy Co.:
5.63%, 6/1/2025	1,451,000	1,395,006
6.63%, 1/15/2027	2,730,000	2,638,736
6.75%, 9/15/2026	2,468,000	2,375,450
Southwestern Energy Co. 5.70%, 1/23/2025	1,555,000	1,523,138
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	3,499,000	2,978,279
Sunoco L.P./Sunoco Finance Corp. 6.00%, 4/15/2027	2,541,000	2,421,852
Talos Production, Inc. 12.00%, 1/15/2026	3,091,000	3,223,851
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	589,000	538,888
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	2,379,579	2,257,316
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	1,863,203	1,701,142
Transocean, Inc.:
7.25%, 11/1/2025 (a)	458,000	350,517
7.50%, 1/15/2026 (a)	5,048,000	3,727,797
8.00%, 2/1/2027 (a)	2,883,000	1,998,640
11.50%, 1/30/2027 (a)	5,742,000	5,325,131
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	2,701,000	2,652,625
		183,779,176
OIL & GAS SERVICES — 0.7%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.88%, 4/1/2027 (a)	2,160,000	1,943,676
CGG SA 8.75%, 4/1/2027	3,527,000	2,979,680
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	2,733,000	2,438,793
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	2,298,000	2,326,334
KCA Deutag UK Finance PLC 9.88%, 12/1/2025 (a)	2,634,000	2,408,240
Oceaneering International, Inc. 4.65%, 11/15/2024	2,106,000	1,930,002
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	7,331,000	6,745,986
6.88%, 9/1/2027	1,341,000	1,219,787
		21,992,498
Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 3.1%
ARD Finance SA 6.50%, 6/30/2027 (a)	$6,112,000	$4,185,559
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	7,984,000	6,641,490
5.25%, 4/30/2025 (a)	4,756,000	4,449,381
5.25%, 8/15/2027 (a)	11,774,000	7,350,046
Ball Corp.:
4.00%, 11/15/2023	12,741,000	12,500,705
4.88%, 3/15/2026	4,249,000	4,030,219
5.25%, 7/1/2025	7,454,000	7,291,652
Berry Global, Inc. 5.63%, 7/15/2027 (a)	374,000	347,050
Cascades, Inc./Cascades USA, Inc. 5.13%, 1/15/2026 (a)	76,000	69,639
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	3,220,000	2,915,774
4.75%, 2/1/2026	4,722,000	4,404,304
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	1,855,000	1,855,019
LABL, Inc.:
6.75%, 7/15/2026 (a)	1,433,000	1,298,785
8.25%, 11/1/2029 (a)	4,156,000	3,033,880
10.50%, 7/15/2027 (a)	100,000	85,726
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	11,110,000	10,541,279
7.25%, 4/15/2025 (a)	6,052,947	5,313,579
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a)	3,005,000	2,985,197
Sealed Air Corp.:
1.57%, 10/15/2026 (a)	2,321,000	1,948,479
5.13%, 12/1/2024 (a)	3,133,000	3,023,376
5.50%, 9/15/2025 (a)	2,973,000	2,864,604
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	8,326,000	7,513,799
8.50%, 8/15/2027 (a)	1,218,000	1,077,114
		95,726,656
PHARMACEUTICALS — 1.9%
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	12,066,000	5,133,721
9.25%, 4/1/2026 (a)	7,303,000	4,325,932
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (a)	12,504,000	9,989,446
5.75%, 8/15/2027 (a)	4,873,000	3,284,402
6.13%, 2/1/2027 (a)	10,927,000	7,579,623
9.00%, 12/15/2025 (a)	9,434,000	6,100,496
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	5,176,000	4,693,390

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	$2,002,000	$1,874,513
Lannett Co., Inc. 7.75%, 4/15/2026 (a)	2,868,000	801,520
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	3,567,000	2,677,747
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	7,057,000	6,610,221
4.38%, 3/15/2026	4,346,000	3,988,150
		57,059,161
PIPELINES — 4.8%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/2027 (a)	3,310,000	3,060,525
7.88%, 5/15/2026 (a)	3,287,000	3,305,900
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	2,943,000	2,838,259
Buckeye Partners L.P.:
3.95%, 12/1/2026	1,878,000	1,632,677
4.13%, 3/1/2025 (a)	5,308,000	4,855,334
4.15%, 7/1/2023	8,043,000	7,935,787
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	2,448,000	2,218,084
5.75%, 4/1/2025	1,624,000	1,542,134
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	3,401,000	3,156,230
4.40%, 4/1/2024	50,465	48,388
4.85%, 7/15/2026	5,757,000	5,328,219
EQM Midstream Partners L.P.:
6.00%, 7/1/2025 (a)	6,152,000	5,697,429
7.50%, 6/1/2027 (a)	3,620,800	3,458,769
6.50%, 7/1/2027 (a)	2,830,000	2,625,872
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	4,038,000	4,048,741
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.25%, 5/15/2026	2,030,000	1,765,714
6.50%, 10/1/2025	3,259,000	2,949,916
8.00%, 1/15/2027	4,667,000	4,094,266
Hess Midstream Operations L.P. 5.63%, 2/15/2026 (a)	5,993,000	5,688,616
Holly Energy Partners LP/Holly Energy Finance Corp. 6.38%, 4/15/2027 (a)	1,610,000	1,537,663
Security Description	Principal Amount	Value
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027 (a)	$2,484,000	$2,218,485
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	10,310,000	9,525,100
6.75%, 9/15/2025 (a)	6,894,000	6,528,066
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	15,886,000	14,141,241
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025	853,000	687,851
7.50%, 11/1/2023	2,568,000	2,484,822
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	3,706,000	3,476,636
NuStar Logistics L.P.:
5.63%, 4/28/2027	4,040,000	3,531,202
5.75%, 10/1/2025	3,369,000	3,120,907
6.00%, 6/1/2026	2,625,000	2,415,499
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	2,772,000	2,767,066
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	2,618,000	2,651,065
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	4,409,000	3,978,726
Southeast Supply Header LLC 4.25%, 6/15/2024 (a)	3,338,000	2,918,547
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026 (a)	4,545,000	4,261,437
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
6.00%, 3/1/2027 (a)	3,697,000	3,353,992
7.50%, 10/1/2025 (a)	1,819,000	1,796,244
Western Midstream Operating L.P.:
3.35%, 2/1/2025	4,670,000	4,346,743
3.95%, 6/1/2025	3,858,000	3,598,742
4.65%, 7/1/2026	3,290,000	3,054,140
		148,645,034
REAL ESTATE — 0.4%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	4,482,000	3,564,759
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	1,703,000	1,598,810
Newmark Group, Inc. 6.13%, 11/15/2023	2,462,000	2,432,776

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
WeWork Cos. LLC/WW Co-Obligor, Inc. 5.00%, 7/10/2025 (a)	$3,879,000	$2,254,126
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	3,099,000	2,148,940
		11,999,411
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	4,139,000	3,399,857
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a)	5,203,000	4,259,124
5.75%, 5/15/2026 (a)	3,382,000	3,077,485
Diversified Healthcare Trust 9.75%, 6/15/2025	2,892,000	2,623,912
EPR Properties 4.50%, 6/1/2027	267,000	229,700
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	5,895,000	4,730,737
6.00%, 4/15/2025 (a)	1,138,000	1,072,542
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	5,892,000	5,283,415
iStar, Inc.:
4.25%, 8/1/2025	5,233,000	5,100,186
4.75%, 10/1/2024	6,570,000	6,477,889
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	4,067,000	3,328,189
5.25%, 10/1/2025 (a)	2,286,000	2,103,211
MPT Operating Partnership L.P./MPT Finance Corp. 5.25%, 8/1/2026	116,000	106,196
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/2025 (a)	2,555,500	2,542,263
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	6,166,000	5,243,505
RLJ Lodging Trust L.P. 3.75%, 7/1/2026 (a)	3,496,000	2,984,780
SBA Communications Corp. Series WI, 3.88%, 2/15/2027	8,183,000	7,266,668
Service Properties Trust:
4.35%, 10/1/2024	3,655,000	3,220,823
4.50%, 6/15/2023	5,824,000	5,688,883
4.50%, 3/15/2025	3,718,000	3,129,812
4.65%, 3/15/2024	3,618,000	3,345,094
4.75%, 10/1/2026	406,000	307,086
4.95%, 2/15/2027	1,000	750
Security Description	Principal Amount	Value
5.25%, 2/15/2026	$403,000	$321,425
7.50%, 9/15/2025	8,037,000	7,512,425
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	2,472,000	2,101,348
3.75%, 12/31/2024 (a)	3,775,000	3,434,382
4.38%, 1/15/2027 (a)	4,110,000	3,505,953
4.75%, 3/15/2025	2,837,000	2,579,429
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)	15,259,000	14,866,386
XHR L.P. 6.38%, 8/15/2025 (a)	2,585,000	2,485,426
		112,328,881
RETAIL — 2.8%
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	3,784,000	2,245,463
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	3,271,000	3,189,225
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	459,000	315,452
Brinker International, Inc. 5.00%, 10/1/2024 (a)	1,054,000	1,012,304
Carvana Co.:
5.50%, 4/15/2027 (a)	4,606,000	2,507,322
5.63%, 10/1/2025 (a)	3,202,000	2,230,353
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	1,428,000	1,288,884
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	3,339,000	3,289,015
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	7,063,000	6,368,566
8.50%, 10/30/2025 (a)	3,512,865	3,073,757
Ferrellgas L.P./Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	2,508,000	2,205,284
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	3,671,000	3,256,618
IRB Holding Corp. 7.00%, 6/15/2025 (a)	2,179,000	2,169,478
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	2,077,000	1,931,444
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	1,609,000	1,436,692
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	5,091,000	4,705,408
Nordstrom, Inc. 4.00%, 3/15/2027	2,479,000	2,077,105

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Party City Holdings, Inc. 8.75%, 2/15/2026 (a)	$5,399,000	$3,121,216
Penske Automotive Group, Inc. 3.50%, 9/1/2025	930,000	860,222
QVC, Inc.:
4.45%, 2/15/2025	3,053,000	2,610,773
4.85%, 4/1/2024	3,646,000	3,430,448
WI, 4.75%, 2/15/2027	5,491,000	4,150,867
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	3,938,000	2,990,163
8.00%, 11/15/2026 (a)	5,472,000	3,881,563
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	1,216,000	1,151,965
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	1,569,000	1,393,084
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	3,389,000	2,830,323
Staples, Inc.:
7.50%, 4/15/2026 (a)	13,574,000	11,396,323
10.75%, 4/15/2027 (a)	6,288,000	4,657,144
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.88%, 3/1/2027	1,692,000	1,601,360
		87,377,821
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	2,566,000	2,485,838
ams-OSRAM AG 7.00%, 7/31/2025 (a)	2,520,000	2,296,501
Microchip Technology, Inc. 0.97%, 2/15/2024	197,000	185,596
		4,967,935
SOFTWARE — 0.9%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	2,661,000	2,526,300
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	2,016,850	1,977,481
9.13%, 3/1/2026 (a)	3,091,000	2,969,585
Camelot Finance SA 4.50%, 11/1/2026 (a)	1,888,000	1,725,821
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	7,010,000	6,978,876
Escrow RCN Corp. 11.63%, 4/15/2023 (c)	154,000	11,165
PTC, Inc. 3.63%, 2/15/2025 (a)	1,871,000	1,744,240
Security Description	Principal Amount	Value
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	$10,915,000	$8,363,619
		26,297,087
TELECOMMUNICATIONS — 6.2%
Altice France Holding SA 10.50%, 5/15/2027 (a)	7,911,000	6,224,296
Altice France SA 8.13%, 2/1/2027 (a)	12,441,000	11,116,282
Avanti Communications Group PLC 9.00%, 10/1/2022 (a)	1,739,886	273,562
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	5,543,000	4,179,034
6.00%, 6/15/2025 (a)	7,446,500	6,609,960
CommScope, Inc.:
6.00%, 3/1/2026 (a)	8,188,000	7,542,049
8.25%, 3/1/2027 (a)	5,297,850	4,383,123
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a)	13,619,000	11,901,508
DKT Finance ApS 9.38%, 6/17/2023 (a)	2,957,150	2,846,257
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	3,458,000	2,126,151
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	6,668,000	6,159,565
6.63%, 8/1/2026	793,000	725,048
Iliad Holding SASU 6.50%, 10/15/2026 (a)	9,358,000	8,178,892
Intrado Corp. 8.50%, 10/15/2025 (a)	5,235,000	4,456,556
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	7,106,000	5,913,826
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	7,577,000	6,429,084
Maxar Technologies, Inc. 7.75%, 6/15/2027 (a)	4,675,000	4,382,766
Nokia Oyj 4.38%, 6/12/2027	3,518,000	3,166,446
Sprint Communications LLC 6.00%, 11/15/2022	4,163,000	4,165,248
Sprint Corp.:
7.13%, 6/15/2024	12,360,980	12,564,813
7.63%, 2/15/2025	11,313,000	11,633,837
7.63%, 3/1/2026	9,816,000	10,184,591
7.88%, 9/15/2023	26,619,000	26,990,601
Telecom Italia SpA 5.30%, 5/30/2024 (a)	12,911,000	12,185,660
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	2,672,000	1,262,333
5.63%, 12/6/2026 (a)	2,285,000	1,097,805
T-Mobile USA, Inc. 2.25%, 2/15/2026 (a)	775,000	694,175

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Viasat, Inc. 5.63%, 9/15/2025 (a)	$5,754,000	$4,470,283
ViaSat, Inc. 5.63%, 4/15/2027 (a)	1,683,000	1,402,259
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	9,358,000	7,519,902
		190,785,912
TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 3.38%, 4/1/2026 (a)	4,198,000	3,766,781
TRANSPORTATION — 0.2%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	7,966,000	415,507
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	1,509,000	1,377,204
Western Global Airlines LLC 10.38%, 8/15/2025 (a)	3,542,000	3,181,389
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	1,361,000	1,364,103
		6,338,203
TRUCKING & LEASING — 0.2%
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	3,854,000	3,625,034
9.75%, 8/1/2027 (a)	2,663,000	2,607,343
		6,232,377
WATER — 0.1%
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	3,509,650	3,274,117
TOTAL CORPORATE BONDS & NOTES (Cost $3,323,260,435)		2,984,539,238
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
SWITZERLAND — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc. 7.88%, 5/1/2027 (a) (Cost $2,520,084)	2,735,000	2,400,537
	Shares
COMMON STOCKS — 0.0% (b)
CONSTRUCTION & ENGINEERING — 0.0% (b)
Abengoa SA Class A (d)	1,017,249	—
Abengoa SA Class B (d)	10,518,618	—
		0
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.0% (b)
Cenveo Enterprises, Inc. (c) (d)	9,870	$59,220
MEDIA — 0.0% (b)
Clear Channel Outdoor Holdings, Inc. (d)	70,012	95,917
iHeartMedia, Inc. Class A (d)	29,774	218,243
		314,160
OIL, GAS & CONSUMABLE FUELS — 0.0% (b)
Amplify Energy Corp. (d)	46,662	306,569
TRANSPORTATION INFRASTRUCTURE — 0.0% (b)
Erickson, Inc. (d)	7,423	1
TOTAL COMMON STOCKS (Cost $13,277,981)		679,950
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (b)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (b)
Intelsat Jackson Holdings SA Senior Secured 2021 Exit Term Loan B, 6 Month USD SOFR + 4.25% 7.44%, 2/1/2029 (e) (Cost $2,289,624)	$2,311,067	2,174,713
	SHARES	VALUE
WARRANTS — 0.0% (b)
ADVERTISING SERVICES — 0.0% (b)
Affinion Group, Inc. (expiring 11/20/22) (c) (d)	11,802	—
CONSTRUCTION & ENGINEERING — 0.0% (b)
Abengoa Abenewco 2 SAU (expiring 10/11/24) (a) (c)	4,407,135	105,331
TOTAL WARRANTS (Cost $0)		105,331
SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (f) (g)	10,731,948	10,734,094

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	SHARES	VALUE
State Street Navigator Securities Lending Portfolio II (h)	243,513,688	$243,513,688
TOTAL SHORT-TERM INVESTMENTS (Cost $254,245,834)		254,247,782
TOTAL INVESTMENTS — 105.5% (Cost $3,595,593,958)		3,244,147,551
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(170,217,213)
NET ASSETS — 100.0%		$3,073,930,338
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 67.8% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $185,633, representing 0.01% of the Fund's net assets.
(d)	Non-income producing security.
(e)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.
(h)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,984,518,156	$21,082	$2,984,539,238
Foreign Government Obligations	—	2,400,537	—	2,400,537
Common Stocks	620,730	—	59,220	679,950
Senior Floating Rate Loans	—	2,174,713	—	2,174,713
Warrants	—	105,331	—	105,331
Short-Term Investments	254,247,782	—	—	254,247,782
TOTAL INVESTMENTS	$254,868,512	$2,989,198,737	$80,302	$3,244,147,551

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,512,930	$12,511,679	$237,107,754	$238,893,014	$5,727	$1,948	10,731,948	$10,734,094	$227,186
State Street Navigator Securities Lending Portfolio II	273,807,319	273,807,319	217,934,409	248,228,040	—	—	243,513,689	243,513,688	687,073
Total		$286,318,998	$455,042,163	$487,121,054	$5,727	$1,948		$254,247,782	$914,259
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 4.4%
Australia Government Bond:
Series 159, 0.25%, 11/21/2024	AUD	3,090,000	$1,856,315
Series 137, 2.75%, 4/21/2024	AUD	3,080,000	1,962,986
Series 139, 3.25%, 4/21/2025	AUD	3,375,000	2,155,031
			5,974,332
AUSTRIA — 2.5%
Austria Government Bond:
0.01%, 7/15/2024 (a)	EUR	965,000	914,161
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,100,000	1,072,317
1.75%, 10/20/2023 (a)	EUR	570,000	559,077
Republic of Austria Government Bond 0.01%, 4/20/2025 (a)	EUR	915,000	850,673
			3,396,228
BELGIUM — 3.5%
Belgium Government Bond:
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,400,000	1,335,446
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,950,000	1,853,218
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,500,000	1,488,425
			4,677,089
CANADA — 4.5%
Canadian Government Bond:
0.25%, 4/1/2024	CAD	1,450,000	1,001,388
0.50%, 9/1/2025	CAD	1,665,000	1,107,684
0.75%, 10/1/2024	CAD	1,975,000	1,355,120
1.50%, 9/1/2024	CAD	950,000	662,898
2.25%, 6/1/2025	CAD	550,000	386,447
2.50%, 6/1/2024	CAD	2,200,000	1,568,424
			6,081,961
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
2.50%, 3/1/2025	CLP	450,000,000	414,649
5.80%, 6/1/2024 (a)	CLP	85,000,000	84,801
			499,450
CHINA — 4.5%
China Government Bond:
Series INBK, 1.99%, 4/9/2025	CNY	1,000,000	139,920
Security Description		Principal Amount	Value
Series INBK, 2.47%, 9/2/2024	CNY	11,200,000	$1,589,578
Series INBK, 2.84%, 4/8/2024	CNY	1,500,000	213,909
Series INBK, 2.88%, 11/5/2023	CNY	13,000,000	1,851,936
Series 1913, 2.94%, 10/17/2024	CNY	4,450,000	638,225
Series 1713, 3.57%, 6/22/2024	CNY	600,000	86,913
COR, 3.61%, 6/7/2025	CNY	10,850,000	1,589,303
			6,109,784
COLOMBIA — 0.3%
Colombia Government International Bond 4.38%, 3/21/2023		90,000,000	18,768
Colombian TES Series B, 10.00%, 7/24/2024	COP	2,005,000,000	424,546
			443,314
CYPRUS — 0.1%
Cyprus Government International Bond Series EMTN, 2.75%, 6/27/2024	EUR	100,000	98,563
CZECH REPUBLIC — 1.1%
Czech Republic Government Bond:
Series 97, 0.45%, 10/25/2023	CZK	5,600,000	208,620
Series 120, 1.25%, 2/14/2025	CZK	14,730,000	525,691
Series 89, 2.40%, 9/17/2025	CZK	10,000,000	362,870
Series 58, 5.70%, 5/25/2024	CZK	10,000,000	396,022
			1,493,203
DENMARK — 0.9%
Denmark Government Bond:
0.01%, 11/15/2024	DKK	5,030,000	633,106
1.50%, 11/15/2023	DKK	3,745,000	490,954
7.00%, 11/10/2024	DKK	250,000	36,202
			1,160,262
FINLAND — 1.3%
Finland Government Bond:
0.01%, 9/15/2024 (a)	EUR	360,000	339,749
2.00%, 4/15/2024 (a)	EUR	750,000	737,155
4.00%, 7/4/2025 (a)	EUR	600,000	618,590
			1,695,494

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
FRANCE — 4.5%
France Government Bond OAT:
0.01%, 3/25/2024	EUR	1,465,000	$1,396,953
0.01%, 3/25/2025	EUR	1,600,000	1,492,218
0.50%, 5/25/2025	EUR	325,000	306,020
1.75%, 11/25/2024	EUR	900,000	877,991
2.25%, 5/25/2024	EUR	1,075,000	1,059,291
French Republic Government Bond OAT 4.25%, 10/25/2023	EUR	950,000	954,472
			6,086,945
GERMANY — 4.5%
Bundesschatzanweisungen 0.01%, 12/15/2023	EUR	150,000	144,229
Federal Republic of Germany:
Series 178, 0.01%, 10/13/2023	EUR	434,000	417,906
Series 179, 0.01%, 4/5/2024	EUR	115,000	110,017
Series 180, 0.01%, 10/18/2024	EUR	645,000	610,523
Series 181, 0.01%, 4/11/2025	EUR	535,000	501,822
0.50%, 2/15/2025	EUR	1,075,000	1,023,426
1.00%, 8/15/2024	EUR	825,000	798,684
1.00%, 8/15/2025	EUR	385,000	369,194
1.50%, 5/15/2024	EUR	900,000	880,320
1.75%, 2/15/2024	EUR	1,205,000	1,183,146
			6,039,267
HONG KONG — 0.2%
Hong Kong Government Bond Programme:
0.36%, 4/15/2024	HKD	850,000	102,542
0.51%, 10/23/2023	HKD	250,000	30,749
2.22%, 8/7/2024	HKD	900,000	111,165
			244,456
HUNGARY — 0.5%
Hungary Government Bond:
Series 24/C, 2.50%, 10/24/2024	HUF	57,000,000	108,328
Series 24/B, 3.00%, 6/26/2024	HUF	75,500,000	148,728
Series 25/B, 5.50%, 6/24/2025	HUF	95,000,000	186,210
Series 23/A, 6.00%, 11/24/2023	HUF	90,350,000	193,435
			636,701
INDONESIA — 2.2%
Indonesia Treasury Bond:
Series FR81, 6.50%, 6/15/2025	IDR	12,500,000,000	813,069
Security Description		Principal Amount	Value
Series FR70, 8.38%, 3/15/2024	IDR	20,240,000,000	$1,367,215
Perusahaan Penerbit SBSN Indonesia Series PBS, 6.63%, 10/15/2024	IDR	10,965,000,000	729,991
			2,910,275
IRELAND — 1.3%
Ireland Government Bond:
3.40%, 3/18/2024	EUR	600,000	600,497
5.40%, 3/13/2025	EUR	1,090,000	1,154,173
			1,754,670
ISRAEL — 1.5%
Israel Government Bond:
Series 1024, 0.40%, 10/31/2024	ILS	1,175,000	311,927
Series 0425, 0.50%, 4/30/2025	ILS	1,965,000	515,627
Series 0825, 1.75%, 8/31/2025	ILS	1,350,000	364,105
Series 0324, 3.75%, 3/31/2024	ILS	3,000,000	849,172
			2,040,831
ITALY — 5.5%
Italy Buoni Poliennali Del Tesoro:
0.01%, 1/15/2024	EUR	300,000	284,005
0.01%, 4/15/2024	EUR	340,000	319,442
0.01%, 8/15/2024	EUR	125,000	116,086
0.35%, 2/1/2025	EUR	325,000	299,029
0.65%, 10/15/2023	EUR	600,000	578,047
1.45%, 11/15/2024	EUR	200,000	190,091
1.45%, 5/15/2025	EUR	775,000	725,306
1.75%, 7/1/2024	EUR	850,000	817,381
Series 5Y, 2.45%, 10/1/2023	EUR	392,000	384,409
COR, 1.20%, 8/15/2025	EUR	250,000	230,595
Republic of Italy:
1.85%, 7/1/2025 (a)	EUR	225,000	212,001
2.50%, 12/1/2024	EUR	735,000	713,202
3.75%, 9/1/2024	EUR	1,000,000	995,099
4.50%, 3/1/2024	EUR	800,000	802,630
5.00%, 3/1/2025 (a)	EUR	700,000	715,448
			7,382,771
JAPAN — 22.9%
Government of Japan 10 Year Bond:
Series 340, 0.40%, 9/20/2025	JPY	190,000,000	1,329,442
Series 333, 0.60%, 3/20/2024	JPY	456,000,000	3,181,557

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Government of Japan 5 Year Bond:
Series 138, 0.10%, 12/20/2023	JPY	571,500,000	$3,957,720
Series 139, 0.10%, 3/20/2024	JPY	563,000,000	3,899,712
Series 140, 0.10%, 6/20/2024	JPY	250,000,000	1,731,770
Series 141, 0.10%, 9/20/2024	JPY	570,000,000	3,949,656
Series 142, 0.10%, 12/20/2024	JPY	154,350,000	1,069,845
Series 143, 0.10%, 3/20/2025	JPY	525,000,000	3,639,944
Series 144, 0.10%, 6/20/2025	JPY	550,000,000	3,814,263
Series 145, 0.10%, 9/20/2025	JPY	150,000,000	1,040,336
Japan Government Two Year Bond Series 434, 0.01%, 3/1/2024	JPY	469,500,000	3,247,268
			30,861,513
MALAYSIA — 2.1%
Malaysia Government Bond:
Series 0319, 3.48%, 6/14/2024	MYR	1,475,000	317,605
Series 0115, 3.96%, 9/15/2025	MYR	2,000,000	432,079
Series 0217, 4.06%, 9/30/2024	MYR	1,250,000	271,925
Malaysia Government Investment Issue:
Series 0419, 3.66%, 10/15/2024	MYR	4,090,000	882,455
Series 0217, 4.05%, 8/15/2024	MYR	3,150,000	688,140
Series 0813, 4.44%, 5/22/2024	MYR	925,000	203,249
			2,795,453
MEXICO — 2.4%
Mexican Bonos:
Series M, 8.00%, 12/7/2023	MXN	16,350,000	788,646
Series M, 8.00%, 9/5/2024	MXN	28,065,000	1,337,126
Series M 20, 10.00%, 12/5/2024	MXN	21,725,000	1,072,491
			3,198,263
NETHERLANDS — 3.1%
Kingdom of Netherlands:
0.01%, 1/15/2024 (a)	EUR	767,000	734,952
0.25%, 7/15/2025 (a)	EUR	1,750,000	1,639,125
2.00%, 7/15/2024 (a)	EUR	1,860,000	1,830,328
			4,204,405
Security Description		Principal Amount	Value
NEW ZEALAND — 0.9%
New Zealand Government Bond:
Series 0524, 0.50%, 5/15/2024	NZD	1,010,000	$538,216
Series 0425, 2.75%, 4/15/2025	NZD	1,275,000	695,933
			1,234,149
NORWAY — 0.7%
Norway Government Bond:
Series 477, 1.75%, 3/13/2025 (a)	NOK	3,990,000	354,035
Series 476, 3.00%, 3/14/2024 (a)	NOK	6,555,000	601,242
			955,277
PERU — 0.1%
Peru Government Bond 5.70%, 8/12/2024	PEN	550,000	135,886
POLAND — 2.0%
Poland Government Bond:
Series 0425, 0.75%, 4/25/2025	PLN	1,275,000	219,298
Series 1024, 2.25%, 10/25/2024	PLN	3,750,000	686,384
Series 0424, 2.50%, 4/25/2024	PLN	4,030,000	759,083
Series 0725, 3.25%, 7/25/2025	PLN	3,750,000	680,148
Series 1023, 4.00%, 10/25/2023	PLN	1,050,000	205,331
Republic of Poland Government Bond Series 0724, 0.01%, 7/25/2024	PLN	750,000	133,159
			2,683,403
PORTUGAL — 1.4%
Portugal Obrigacoes do Tesouro OT:
4.95%, 10/25/2023 (a)	EUR	975,000	985,418
5.65%, 2/15/2024 (a)	EUR	950,000	974,511
			1,959,929
ROMANIA — 0.8%
Romania Government Bond:
Series 5Y, 3.65%, 7/28/2025	RON	1,200,000	208,721
Series 4YR, 3.70%, 11/25/2024	RON	1,670,000	300,704
Series 5Y, 4.50%, 6/17/2024	RON	1,800,000	334,996

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 10Y, 4.75%, 2/24/2025	RON	1,135,000	$206,306
			1,050,727
SINGAPORE — 1.2%
Singapore Government Bond:
2.00%, 2/1/2024	SGD	415,000	283,965
2.38%, 6/1/2025	SGD	950,000	643,860
3.00%, 9/1/2024	SGD	1,100,000	760,540
			1,688,365
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 240, 0.01%, 6/17/2024	EUR	200,000	188,154
Series 238, 0.25%, 5/14/2025	EUR	250,000	231,275
Series 223, 3.38%, 11/15/2024	EUR	300,000	300,018
			719,447
SLOVENIA — 0.2%
Slovenia Government Bond:
Series RS75, 2.13%, 7/28/2025	EUR	150,000	148,312
Series RS66, 4.63%, 9/9/2024	EUR	150,000	155,882
			304,194
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 2312, 0.88%, 12/10/2023	KRW	2,812,000,000	1,900,492
Series 2406, 1.13%, 6/10/2024	KRW	708,000,000	472,410
Series 2409, 1.38%, 9/10/2024	KRW	2,600,000,000	1,728,166
Series 2503, 1.50%, 3/10/2025	KRW	900,000,000	589,848
Series 2403, 1.88%, 3/10/2024	KRW	440,000,000	299,252
Series 2506, 2.25%, 6/10/2025	KRW	1,790,000,000	1,188,219
			6,178,387
SPAIN — 4.6%
Kingdom of Spain:
0.01%, 1/31/2025	EUR	895,000	831,869
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	525,000	497,040
1.60%, 4/30/2025 (a)	EUR	525,000	505,848
2.75%, 10/31/2024 (a)	EUR	925,000	917,108
3.80%, 4/30/2024 (a)	EUR	900,000	904,103
4.40%, 10/31/2023 (a)	EUR	877,000	880,577
4.65%, 7/30/2025 (a)	EUR	775,000	808,657
Security Description		Principal Amount	Value
4.80%, 1/31/2024 (a)	EUR	473,000	$479,611
Spain Government Bond:
0.01%, 5/31/2024	EUR	100,000	94,589
0.01%, 5/31/2025	EUR	250,000	230,047
			6,149,449
SWEDEN — 1.0%
Kingdom of Sweden:
Series 1057, 1.50%, 11/13/2023 (a)	SEK	6,750,000	602,965
Series 1058, 2.50%, 5/12/2025	SEK	7,995,000	720,675
			1,323,640
SWITZERLAND — 0.4%
Switzerland Government Bond:
1.25%, 6/11/2024	CHF	275,000	281,887
1.50%, 7/24/2025	CHF	285,000	295,756
			577,643
THAILAND — 2.0%
Thailand Government Bond:
0.75%, 6/17/2024	THB	31,175,000	811,909
0.95%, 6/17/2025	THB	12,000,000	308,359
1.45%, 12/17/2024	THB	44,200,000	1,157,804
2.40%, 12/17/2023	THB	15,150,000	404,974
			2,683,046
UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
0.13%, 1/31/2024	GBP	1,080,000	1,141,956
0.25%, 1/31/2025	GBP	400,000	403,899
0.63%, 6/7/2025	GBP	975,000	986,301
1.00%, 4/22/2024	GBP	1,500,000	1,593,476
Series REGS, 2.00%, 9/7/2025	GBP	175,000	182,934
2.75%, 9/7/2024	GBP	935,000	1,014,920
5.00%, 3/7/2025	GBP	800,000	903,448
			6,226,934
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $159,139,850)			133,655,706

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c)(d) (Cost $18,004)	18,004	$18,004
TOTAL INVESTMENTS — 99.2% (Cost $159,158,020)		133,673,710
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		1,139,064
NET ASSETS — 100.0%		$134,812,774
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 17.4% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
EMTN	Euro Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$133,655,706	$—	$133,655,706
Short-Term Investment	18,004	—	—	18,004
TOTAL INVESTMENTS	$18,004	$133,655,706	$—	$133,673,710
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	412,399	$412,399	$5,989,318	$6,383,713	$—	$—	18,004	$18,004	$684
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
AIRLINES — 0.0% (a)
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	$1,820	$1,459
United Airlines Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	10,464	9,566
		11,025
APPAREL — 0.8%
NIKE, Inc.:
2.75%, 3/27/2027	25,000	22,960
3.25%, 3/27/2040	50,000	38,508
3.38%, 3/27/2050	50,000	37,014
3.63%, 5/1/2043	75,000	58,540
PVH Corp. 4.63%, 7/10/2025	25,000	23,970
		180,992
AUTO MANUFACTURERS — 1.8%
American Honda Finance Corp. Series MTN, 0.55%, 7/12/2024	50,000	46,449
General Motors Co.:
5.95%, 4/1/2049	75,000	62,597
6.13%, 10/1/2025	50,000	50,112
General Motors Financial Co., Inc.:
4.00%, 10/6/2026	50,000	46,279
4.25%, 5/15/2023	25,000	24,902
5.10%, 1/17/2024	50,000	49,730
Toyota Motor Credit Corp. Series MTN, 2.90%, 4/17/2024	125,000	121,746
		401,815
BANKS — 23.2%
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	25,000	24,022
Banco Santander SA:
2.71%, 6/27/2024	50,000	47,784
4.38%, 4/12/2028	35,000	31,290
Bank of America Corp.:
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (b)	50,000	40,404
SOFR + 1.05%, 2.55%, 2/4/2028 (b)	75,000	65,303
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	100,000	77,924
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	75,000	52,964
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	$25,000	$18,712
Bank of Montreal:
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (b)	25,000	18,838
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (b)	75,000	65,449
Series E, 3.30%, 2/5/2024	25,000	24,471
Series MTN, 0.63%, 7/9/2024	50,000	46,301
Series MTN, 1.50%, 1/10/2025	50,000	46,047
Series MTN, 1.85%, 5/1/2025	175,000	161,268
Series MTN, SOFR + 0.6%, 0.95%, 1/22/2027 (b)	150,000	129,994
Bank of New York Mellon Corp.:
SOFR + 1.15%, 3.99%, 6/13/2028 (b)	25,000	23,550
SOFR + 1.42%, 4.29%, 6/13/2033 (b)	25,000	23,003
Series MTN, 1.60%, 4/24/2025	50,000	46,160
Bank of Nova Scotia:
0.65%, 7/31/2024	50,000	46,143
4.50%, 12/16/2025	100,000	96,540
Barclays PLC SOFR + 2.71%, 2.85%, 5/7/2026 (b)	150,000	136,291
BNP Paribas SA Series MTN, 3.25%, 3/3/2023	75,000	74,643
Canadian Imperial Bank of Commerce 3.95%, 8/4/2025	50,000	48,330
Citigroup, Inc.:
4.13%, 7/25/2028	100,000	90,353
4.65%, 7/23/2048	25,000	20,303
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	100,000	90,359
SOFR + 1.38%, 2.90%, 11/3/2042 (b)	25,000	16,010
SOFR + 2.09%, 4.91%, 5/24/2033 (b)	50,000	46,004
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	50,000	46,895
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	50,000	44,963
SOFR + 4.55%, 5.32%, 3/26/2041 (b)	25,000	22,585
Credit Suisse AG 0.50%, 2/2/2024	75,000	69,842
Deutsche Bank AG 4.10%, 1/13/2026	50,000	47,753
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	25,000	21,690
3.85%, 1/26/2027	100,000	93,226
6.25%, 2/1/2041	50,000	49,599

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	$50,000	$41,582
SOFR + 0.49%, 0.93%, 10/21/2024 (b)	100,000	94,913
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	75,000	57,463
SOFR + 1.47%, 2.91%, 7/21/2042 (b)	25,000	16,070
Series MTN, 3.85%, 7/8/2024	75,000	73,434
HSBC Holdings PLC:
6.80%, 6/1/2038	25,000	24,272
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	100,000	92,457
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	100,000	80,458
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	75,000	61,915
JPMorgan Chase & Co.:
4.13%, 12/15/2026	50,000	47,232
4.85%, 2/1/2044	37,000	31,770
5.63%, 8/16/2043	125,000	114,387
6.40%, 5/15/2038	100,000	102,402
7.63%, 10/15/2026	50,000	54,407
8.75%, 9/1/2030	50,000	59,399
3 Month SOFR + 0.60%, 0.65%, 9/16/2024 (b)	100,000	95,414
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (b)	150,000	137,286
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	25,000	22,928
SOFR + 0.98%, 3.85%, 6/14/2025 (b)	25,000	24,318
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	25,000	18,496
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	20,000	13,695
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	25,000	16,362
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	100,000	85,016
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	125,000	78,412
Lloyds Banking Group PLC:
4.05%, 8/16/2023	50,000	49,433
4.34%, 1/9/2048	150,000	105,507
4.38%, 3/22/2028	50,000	45,534
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	250,000	229,872
Morgan Stanley:
4.38%, 1/22/2047	50,000	39,982
4.88%, 11/1/2022	50,000	50,007
7.25%, 4/1/2032	50,000	54,298
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	50,000	45,132
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	50,000	43,197
Security Description	Principal Amount	Value
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	$100,000	$71,657
SOFR + 1.49%, 3.22%, 4/22/2042 (b)	25,000	17,439
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	125,000	114,696
Series F, 3.88%, 4/29/2024	50,000	49,151
Series GMTN, 4.35%, 9/8/2026	50,000	47,749
National Bank of Canada Series MTN, 2.10%, 2/1/2023	25,000	24,761
Natwest Group PLC 3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (b)	100,000	97,184
Royal Bank of Canada Series MTN, 1.15%, 6/10/2025	100,000	90,202
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (b)	50,000	41,636
Toronto-Dominion Bank:
3.77%, 6/6/2025	25,000	24,156
4.46%, 6/8/2032	25,000	22,812
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (b)	125,000	114,551
Series MTN, 2.65%, 6/12/2024	50,000	48,019
Westpac Banking Corp.:
3.40%, 1/25/2028	50,000	46,049
4.42%, 7/24/2039	25,000	20,036
Series GMTN, 5 Year USD ISDA + 2.24%, 4.32%, 11/23/2031 (b)	100,000	91,333
		5,033,494
BEVERAGES — 4.1%
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	50,000	42,315
5.45%, 1/23/2039	15,000	14,234
5.80%, 1/23/2059	100,000	95,532
8.20%, 1/15/2039	125,000	150,002
Coca-Cola Co. 2.90%, 5/25/2027	100,000	92,799
Diageo Capital PLC:
2.00%, 4/29/2030	50,000	40,052
3.88%, 5/18/2028	150,000	141,301
3.88%, 4/29/2043	25,000	20,112
Diageo Captial PLC 2.38%, 10/24/2029	75,000	62,716
Diageo Investment Corp.:
4.25%, 5/11/2042	75,000	63,226
7.45%, 4/15/2035	15,000	17,521
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	25,000	19,419
3.35%, 3/15/2051	25,000	16,372

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
PepsiCo, Inc.:
1.63%, 5/1/2030	$5,000	$4,007
2.63%, 10/21/2041	50,000	34,895
3.45%, 10/6/2046	25,000	19,573
7.00%, 3/1/2029	50,000	55,906
		889,982
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.30%, 2/25/2031	16,000	12,746
2.77%, 9/1/2053	50,000	29,387
3.13%, 5/1/2025	72,000	69,112
3.15%, 2/21/2040	50,000	36,056
Baxalta, Inc. 5.25%, 6/23/2045	50,000	45,904
		193,205
BUILDING MATERIALS — 1.0%
Carrier Global Corp.:
2.24%, 2/15/2025	25,000	23,355
3.38%, 4/5/2040	25,000	18,053
Johnson Controls International PLC 4.95%, 7/2/2064 (b) (c)	50,000	40,016
Owens Corning:
3.95%, 8/15/2029	100,000	89,457
4.30%, 7/15/2047	75,000	55,718
		226,599
CHEMICALS — 0.7%
Air Products & Chemicals, Inc. 2.05%, 5/15/2030	25,000	20,482
Dow Chemical Co.:
2.10%, 11/15/2030	25,000	19,208
3.60%, 11/15/2050	25,000	17,027
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	25,000	18,963
Linde, Inc. 1.10%, 8/10/2030	25,000	18,882
Sherwin-Williams Co. 4.05%, 8/8/2024	50,000	49,190
		143,752
COMMERCIAL SERVICES — 0.9%
Moody's Corp. 4.25%, 2/1/2029	25,000	23,630
RELX Capital, Inc. 3.00%, 5/22/2030	25,000	21,062
S&P Global, Inc.:
1.25%, 8/15/2030	100,000	75,150
2.30%, 8/15/2060	100,000	52,462
2.50%, 12/1/2029	25,000	20,956
		193,260
COMPUTERS — 6.5%
Apple, Inc.:
0.55%, 8/20/2025	50,000	44,773
Security Description	Principal Amount	Value
2.38%, 2/8/2041	$125,000	$86,739
2.55%, 8/20/2060	50,000	30,064
2.65%, 2/8/2051	50,000	32,809
2.70%, 8/5/2051	25,000	16,477
2.80%, 2/8/2061	125,000	78,334
2.85%, 5/11/2024	50,000	48,779
2.90%, 9/12/2027	50,000	46,134
3.20%, 5/11/2027	100,000	94,286
3.35%, 2/9/2027	50,000	47,754
4.50%, 2/23/2036	25,000	24,226
4.65%, 2/23/2046	175,000	163,130
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029	50,000	46,583
8.35%, 7/15/2046	7,000	7,580
Hewlett Packard Enterprise Co. 1.45%, 4/1/2024	50,000	47,474
HP, Inc.:
1.45%, 6/17/2026	75,000	64,702
2.65%, 6/17/2031	125,000	91,989
3.00%, 6/17/2027	125,000	110,964
3.40%, 6/17/2030	50,000	40,592
4.20%, 4/15/2032	100,000	81,418
6.00%, 9/15/2041	75,000	65,201
International Business Machines Corp.:
2.85%, 5/15/2040	75,000	51,935
3.30%, 1/27/2027	50,000	46,600
3.63%, 2/12/2024	25,000	24,637
4.25%, 5/15/2049	15,000	11,856
		1,405,036
COSMETICS/PERSONAL CARE — 2.2%
GSK Consumer Healthcare Capital US LLC 4.00%, 3/24/2052 (d)	50,000	36,829
Procter & Gamble Co. 2.85%, 8/11/2027	50,000	46,194
Unilever Capital Corp.:
2.13%, 9/6/2029	175,000	145,495
2.60%, 5/5/2024	150,000	145,435
3.50%, 3/22/2028	100,000	93,678
		467,631
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	25,000	23,405
DIVERSIFIED FINANCIAL SERVICES — 1.0%
American Express Co.:
3.38%, 5/3/2024	50,000	48,763
SOFR + 2.26%, 4.99%, 5/26/2033 (b)	25,000	23,387
Mastercard, Inc. 3.50%, 2/26/2028	75,000	70,070
Visa, Inc.:
1.90%, 4/15/2027	25,000	22,214

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 9/15/2027	$25,000	$22,832
4.30%, 12/14/2045	25,000	21,813
		209,079
ELECTRIC — 5.2%
American Electric Power Co., Inc. 3.25%, 3/1/2050	50,000	32,198
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	25,000	19,946
4.25%, 9/15/2048	25,000	20,875
Commonwealth Edison Co.:
2.20%, 3/1/2030	8,000	6,590
6.45%, 1/15/2038	25,000	26,473
Series 130, 3.13%, 3/15/2051	25,000	17,016
Dominion Energy South Carolina, Inc. 5.45%, 2/1/2041	25,000	24,063
Dominion Energy, Inc. 7.00%, 6/15/2038	25,000	26,366
DTE Electric Co.:
Series B, 3.25%, 4/1/2051	25,000	17,527
Series C, 2.63%, 3/1/2031	25,000	20,797
Duke Energy Corp.:
3.75%, 4/15/2024	50,000	49,151
3.75%, 9/1/2046	100,000	70,866
Enel Chile SA 4.88%, 6/12/2028	75,000	69,606
Eversource Energy Series O, 4.25%, 4/1/2029	50,000	46,257
Exelon Corp.:
3.40%, 4/15/2026	25,000	23,534
4.70%, 4/15/2050	50,000	41,906
5.10%, 6/15/2045	25,000	22,449
Indiana Michigan Power Co. 6.05%, 3/15/2037	25,000	25,310
Northern States Power Co. 4.50%, 6/1/2052	25,000	21,861
NSTAR Electric Co. 3.20%, 5/15/2027	25,000	23,174
Ohio Power Co. 4.00%, 6/1/2049	25,000	19,263
Oncor Electric Delivery Co. LLC:
3.70%, 5/15/2050	25,000	19,301
5.30%, 6/1/2042	25,000	24,034
5.75%, 3/15/2029	25,000	25,675
Public Service Co. of Colorado 6.50%, 8/1/2038	50,000	54,733
Public Service Electric & Gas Co.:
Series MTN, 2.70%, 5/1/2050	25,000	15,755
Series MTN, 3.65%, 9/1/2028	50,000	46,230
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	25,000	18,750
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	50,000	34,967
Security Description	Principal Amount	Value
Sempra Energy:
3.40%, 2/1/2028	$50,000	$45,259
4.00%, 2/1/2048	75,000	56,071
Virginia Electric & Power Co.:
2.95%, 11/15/2051	50,000	32,520
8.88%, 11/15/2038	25,000	32,013
Series B, 3.75%, 5/15/2027	50,000	47,299
Series C, 4.63%, 5/15/2052	25,000	21,519
Wisconsin Power & Light Co. 3.65%, 4/1/2050	25,000	18,321
Xcel Energy, Inc. 3.40%, 6/1/2030	25,000	21,758
		1,139,433
ELECTRONICS — 0.3%
Flex, Ltd. 5.00%, 2/15/2023	50,000	50,000
Keysight Technologies, Inc. 4.60%, 4/6/2027	25,000	24,259
		74,259
FOOD — 1.7%
Campbell Soup Co.:
3.95%, 3/15/2025	25,000	24,310
4.15%, 3/15/2028	100,000	93,750
4.80%, 3/15/2048	50,000	41,981
Conagra Brands, Inc. 5.30%, 11/1/2038	25,000	21,926
General Mills, Inc.:
3.00%, 2/1/2051	75,000	49,093
3.20%, 2/10/2027	25,000	23,354
Kellogg Co. 3.25%, 4/1/2026	50,000	47,028
Kroger Co. 1.70%, 1/15/2031	25,000	18,793
Mondelez International, Inc. 1.50%, 5/4/2025	50,000	45,706
		365,941
FOREST PRODUCTS & PAPER — 0.1%
International Paper Co. 4.35%, 8/15/2048	14,000	11,179
GAS — 0.3%
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	50,000	39,380
Southern California Gas Co. 3.15%, 9/15/2024	25,000	24,232
		63,612
HAND & MACHINE TOOLS — 0.2%
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	50,000	47,323
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
4.75%, 11/30/2036	50,000	48,842
4.90%, 11/30/2046	25,000	24,047

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Baxter International, Inc.:
1.92%, 2/1/2027	$50,000	$43,390
3.13%, 12/1/2051	25,000	16,051
3.50%, 8/15/2046	25,000	17,964
3.95%, 4/1/2030	25,000	22,406
Boston Scientific Corp. 4.70%, 3/1/2049	3,000	2,626
Koninklijke Philips NV 6.88%, 3/11/2038	25,000	26,305
Medtronic, Inc. 4.63%, 3/15/2045	25,000	22,597
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	50,000	39,426
		263,654
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	25,000	23,517
3.25%, 8/15/2032	25,000	22,314
		45,831
HOUSEHOLD PRODUCTS & WARES — 0.3%
Kimberly-Clark Corp.:
3.20%, 4/25/2029	25,000	22,514
5.30%, 3/1/2041	50,000	48,806
		71,320
INSURANCE — 1.9%
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (b)	50,000	43,258
AXA SA 8.60%, 12/15/2030	75,000	87,820
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	50,000	42,192
4.30%, 4/15/2043	50,000	39,708
MetLife, Inc. 4.55%, 3/23/2030	75,000	71,895
Prudential Financial, Inc.:
Series MTN, 2.10%, 3/10/2030	50,000	40,156
Series MTN, 3.70%, 3/13/2051	25,000	18,439
Travelers Cos., Inc. 3.05%, 6/8/2051	25,000	17,223
XLIT, Ltd. 5.50%, 3/31/2045	50,000	46,278
		406,969
INTERNET — 0.7%
Alphabet, Inc.:
0.80%, 8/15/2027	25,000	21,076
1.90%, 8/15/2040	25,000	16,057
Amazon.com, Inc.:
2.40%, 2/22/2023	4,000	3,972
4.05%, 8/22/2047	3,000	2,547
4.25%, 8/22/2057	3,000	2,506
Security Description	Principal Amount	Value
eBay, Inc.:
1.90%, 3/11/2025	$50,000	$46,434
3.65%, 5/10/2051	75,000	50,096
		142,688
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp. Series MTN, 3.30%, 6/9/2024	50,000	49,031
Caterpillar, Inc. 4.30%, 5/15/2044	50,000	44,052
		93,083
MACHINERY-DIVERSIFIED — 1.2%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	100,000	86,298
4.20%, 1/15/2024	50,000	49,238
Deere & Co. 3.75%, 4/15/2050	25,000	20,521
John Deere Capital Corp.:
1.45%, 1/15/2031	25,000	19,150
Series MTN, 0.45%, 1/17/2024	25,000	23,733
Xylem, Inc.:
3.25%, 11/1/2026	50,000	46,439
4.38%, 11/1/2046	25,000	20,573
		265,952
MEDIA — 0.9%
Thomson Reuters Corp. 4.30%, 11/23/2023	50,000	49,578
Walt Disney Co.:
1.75%, 1/13/2026	50,000	45,231
2.65%, 1/13/2031	50,000	41,314
3.50%, 5/13/2040	50,000	38,632
3.60%, 1/13/2051	25,000	18,619
		193,374
MINING — 2.1%
Barrick Gold Corp. 6.45%, 10/15/2035	15,000	15,506
Newmont Corp. 6.25%, 10/1/2039	125,000	125,036
Rio Tinto Alcan, Inc. 5.75%, 6/1/2035	50,000	50,433
Rio Tinto Finance USA PLC 4.75%, 3/22/2042	125,000	114,131
Rio Tinto Finance USA, Ltd. 7.13%, 7/15/2028	25,000	27,212
Teck Resources, Ltd.:
3.90%, 7/15/2030	50,000	42,577
5.20%, 3/1/2042	100,000	80,312
		455,207
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
Series MTN, 3.63%, 10/15/2047	25,000	18,092

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.88%, 6/15/2044	$25,000	$18,624
		36,716
OIL & GAS — 2.1%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	25,000	20,306
3.38%, 2/8/2061	25,000	16,336
3.41%, 2/11/2026	100,000	95,164
ConocoPhillips Co. 4.03%, 3/15/2062 (d)	50,000	38,014
Hess Corp.:
6.00%, 1/15/2040	25,000	23,158
7.30%, 8/15/2031	5,000	5,286
Marathon Petroleum Corp. 3.80%, 4/1/2028	50,000	44,766
Shell International Finance B.V.:
2.75%, 4/6/2030	50,000	42,745
3.25%, 4/6/2050	50,000	35,230
3.88%, 11/13/2028	25,000	23,432
Suncor Energy, Inc. 6.80%, 5/15/2038	50,000	50,627
TotalEnergies Capital International SA:
2.43%, 1/10/2025	50,000	47,469
2.99%, 6/29/2041	25,000	17,865
		460,398
PACKAGING & CONTAINERS — 0.1%
WRKCo, Inc. 4.90%, 3/15/2029	25,000	23,876
PHARMACEUTICALS — 7.8%
AbbVie, Inc.:
3.85%, 6/15/2024	100,000	98,181
4.25%, 11/21/2049	50,000	40,121
4.30%, 5/14/2036	75,000	65,005
AstraZeneca PLC:
3.13%, 6/12/2027	50,000	46,380
4.38%, 11/16/2045	25,000	21,762
Becton Dickinson & Co.:
1.96%, 2/11/2031	50,000	38,670
3.70%, 6/6/2027	15,000	13,968
3.79%, 5/20/2050	25,000	18,719
4.69%, 12/15/2044	125,000	106,974
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	50,000	41,884
3.40%, 7/26/2029	16,000	14,536
CVS Health Corp.:
2.13%, 9/15/2031	25,000	19,222
3.63%, 4/1/2027	75,000	70,226
5.05%, 3/25/2048	50,000	44,016
6.13%, 9/15/2039	25,000	24,997
GlaxoSmithKline Capital PLC 0.53%, 10/1/2023	15,000	14,413
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	21,000	20,421
Security Description	Principal Amount	Value
6.38%, 5/15/2038	$25,000	$27,206
Johnson & Johnson:
0.55%, 9/1/2025	50,000	44,736
1.30%, 9/1/2030	50,000	39,755
2.25%, 9/1/2050	50,000	30,805
Merck & Co., Inc.:
2.15%, 12/10/2031	50,000	40,212
2.35%, 6/24/2040	25,000	16,782
2.75%, 12/10/2051	25,000	16,266
3.40%, 3/7/2029	50,000	45,919
4.15%, 5/18/2043	45,000	38,354
Novartis Capital Corp.:
1.75%, 2/14/2025	200,000	187,744
2.00%, 2/14/2027	175,000	156,978
2.20%, 8/14/2030	100,000	83,559
2.75%, 8/14/2050	25,000	16,962
4.40%, 5/6/2044	25,000	22,517
Pfizer, Inc.:
0.80%, 5/28/2025	25,000	22,720
2.55%, 5/28/2040	25,000	17,536
2.70%, 5/28/2050	25,000	16,901
7.20%, 3/15/2039	25,000	29,760
Sanofi:
3.38%, 6/19/2023	25,000	24,813
3.63%, 6/19/2028	50,000	46,729
Viatris, Inc. 2.70%, 6/22/2030	25,000	18,575
Wyeth LLC 6.45%, 2/1/2024	50,000	51,079
		1,695,403
PIPELINES — 1.3%
Enbridge, Inc.:
3.13%, 11/15/2029	25,000	21,368
4.00%, 11/15/2049	25,000	18,954
Kinder Morgan, Inc.:
1.75%, 11/15/2026	25,000	21,670
2.00%, 2/15/2031	25,000	18,697
5.05%, 2/15/2046	50,000	40,940
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	50,000	45,563
TransCanada PipeLines, Ltd. 7.63%, 1/15/2039	50,000	56,373
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	25,000	20,618
Williams Cos., Inc. 3.50%, 11/15/2030	50,000	42,528
		286,711
REAL ESTATE INVESTMENT TRUSTS — 7.3%
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	50,000	35,198
2.00%, 5/18/2032	50,000	36,828
3.00%, 5/18/2051	25,000	15,217

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	$50,000	$38,820
Series GMTN, 3.50%, 11/15/2024	50,000	48,648
Series MTN, 3.20%, 1/15/2028	75,000	67,950
Series MTN, 3.90%, 10/15/2046	50,000	38,620
Boston Properties L.P.:
2.75%, 10/1/2026	75,000	67,399
3.25%, 1/30/2031	100,000	81,386
3.40%, 6/21/2029	75,000	63,478
3.65%, 2/1/2026	100,000	94,191
3.80%, 2/1/2024	125,000	122,755
Brixmor Operating Partnership L.P. 3.90%, 3/15/2027	25,000	22,731
Digital Realty Trust L.P. 4.45%, 7/15/2028	25,000	23,447
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	25,000	20,399
3.00%, 1/15/2030	50,000	41,821
3.25%, 7/15/2026	100,000	93,188
3.50%, 7/15/2029	50,000	43,995
6.75%, 2/1/2041	25,000	25,486
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025	75,000	71,287
Series I, 3.50%, 9/15/2030	75,000	59,911
Series J, 2.90%, 12/15/2031	50,000	36,696
Kilroy Realty L.P.:
2.50%, 11/15/2032	75,000	54,019
2.65%, 11/15/2033	50,000	34,970
4.25%, 8/15/2029	50,000	44,114
4.38%, 10/1/2025	25,000	24,022
Prologis L.P. 2.25%, 4/15/2030	25,000	20,430
Regency Centers L.P. 3.60%, 2/1/2027	25,000	23,200
Simon Property Group L.P.:
2.20%, 2/1/2031	25,000	19,198
3.38%, 12/1/2027	45,000	40,794
Ventas Realty L.P.:
3.75%, 5/1/2024	25,000	24,431
4.00%, 3/1/2028	50,000	45,851
Welltower, Inc.:
2.75%, 1/15/2032	50,000	38,978
2.80%, 6/1/2031	25,000	19,832
Weyerhaeuser Co. 4.00%, 4/15/2030	50,000	44,231
		1,583,521
RETAIL — 1.9%
Home Depot, Inc.:
2.95%, 6/15/2029	50,000	44,214
3.13%, 12/15/2049	50,000	34,356
3.50%, 9/15/2056	15,000	10,649
Security Description	Principal Amount	Value
5.88%, 12/16/2036	$25,000	$26,006
5.95%, 4/1/2041	25,000	25,972
Lowe's Cos., Inc.:
3.75%, 4/1/2032	50,000	43,247
5.13%, 4/15/2050	50,000	44,898
Target Corp.:
2.25%, 4/15/2025	49,000	46,201
3.63%, 4/15/2046	5,000	3,848
Walmart, Inc.:
1.80%, 9/22/2031	50,000	39,842
2.50%, 9/22/2041	25,000	17,434
2.65%, 9/22/2051	25,000	16,862
2.85%, 7/8/2024	50,000	48,575
		402,104
SEMICONDUCTORS — 2.5%
Applied Materials, Inc.:
1.75%, 6/1/2030	19,000	15,018
5.85%, 6/15/2041	25,000	26,037
Intel Corp.:
3.40%, 3/25/2025	100,000	96,964
4.00%, 12/15/2032	53,000	47,902
4.10%, 5/19/2046	50,000	40,078
4.25%, 12/15/2042	150,000	123,612
4.75%, 3/25/2050	75,000	64,674
NVIDIA Corp. 2.85%, 4/1/2030	50,000	42,872
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.25%, 5/11/2041	25,000	16,392
QUALCOMM, Inc.:
3.25%, 5/20/2027	25,000	23,417
4.80%, 5/20/2045	25,000	22,597
Texas Instruments, Inc. 1.90%, 9/15/2031	25,000	19,758
		539,321
SOFTWARE — 4.6%
Adobe, Inc.:
1.90%, 2/1/2025	100,000	94,198
2.15%, 2/1/2027	50,000	45,158
2.30%, 2/1/2030	75,000	62,471
Autodesk, Inc. 4.38%, 6/15/2025	50,000	49,243
Microsoft Corp.:
2.53%, 6/1/2050	125,000	82,214
2.92%, 3/17/2052	125,000	88,381
3.13%, 11/3/2025	100,000	96,177
Oracle Corp.:
3.40%, 7/8/2024	75,000	72,964
4.38%, 5/15/2055	75,000	50,866
5.38%, 7/15/2040	50,000	41,636
6.50%, 4/15/2038	75,000	71,467
Salesforce, Inc.:
1.50%, 7/15/2028	125,000	104,952
1.95%, 7/15/2031	25,000	19,714

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 7/15/2051	$75,000	$49,510
3.05%, 7/15/2061	50,000	31,245
VMware, Inc. 4.70%, 5/15/2030	50,000	44,949
		1,005,145
TELECOMMUNICATIONS — 10.5%
AT&T, Inc.:
2.25%, 2/1/2032	50,000	37,834
2.30%, 6/1/2027	15,000	13,137
3.50%, 6/1/2041	175,000	126,164
3.50%, 9/15/2053	50,000	33,315
3.80%, 2/15/2027	50,000	47,026
3.85%, 6/1/2060	175,000	117,729
4.25%, 3/1/2027	100,000	95,949
4.85%, 3/1/2039	8,000	6,938
Bell Telephone Co. of Canada or Bell Canada 4.46%, 4/1/2048	25,000	20,254
British Telecommunications PLC 9.63%, 12/15/2030	125,000	144,460
Cisco Systems, Inc.:
2.20%, 9/20/2023	50,000	48,855
3.50%, 6/15/2025	150,000	146,130
5.50%, 1/15/2040	50,000	49,803
5.90%, 2/15/2039	225,000	234,016
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	200,000	229,354
Motorola Solutions, Inc. 4.60%, 5/23/2029	25,000	23,038
Orange SA 5.50%, 2/6/2044	25,000	23,845
Telefonica Emisiones SA:
4.10%, 3/8/2027	25,000	23,080
5.21%, 3/8/2047	25,000	19,034
5.52%, 3/1/2049	100,000	80,980
7.05%, 6/20/2036	50,000	49,409
TELUS Corp. 3.70%, 9/15/2027	50,000	46,750
Verizon Communications, Inc.:
0.75%, 3/22/2024	25,000	23,631
1.45%, 3/20/2026	50,000	44,121
2.55%, 3/21/2031	100,000	79,835
2.85%, 9/3/2041	175,000	116,067
2.88%, 11/20/2050	25,000	15,360
2.99%, 10/30/2056	25,000	14,842
Security Description	Principal Amount	Value
3.00%, 11/20/2060	$25,000	$14,546
3.55%, 3/22/2051	75,000	52,958
4.13%, 3/16/2027	50,000	47,823
4.27%, 1/15/2036	15,000	12,836
Vodafone Group PLC:
4.25%, 9/17/2050	25,000	17,940
4.38%, 5/30/2028	25,000	23,559
4.88%, 6/19/2049	50,000	39,455
5.00%, 5/30/2038	175,000	150,348
		2,270,421
TRANSPORTATION — 0.4%
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	50,000	35,718
4.00%, 6/1/2028	50,000	47,113
		82,831
TOTAL CORPORATE BONDS & NOTES (Cost $26,915,802)		21,405,547
TOTAL INVESTMENTS — 98.6% (Cost $26,915,802)		21,405,547
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		306,501
NET ASSETS — 100.0%		$21,712,048
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2022. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$21,405,547	$—	$21,405,547
TOTAL INVESTMENTS	$—	$21,405,547	$—	$21,405,547
See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.7%
AUSTRALIA — 4.5%
Australia Government Bond:
Series 32CI, 0.25%, 11/21/2032	AUD	2,819,070	$1,555,112
Series 27CI, 0.75%, 11/21/2027	AUD	5,222,564	3,230,884
Series 50CI, 1.00%, 2/21/2050	AUD	3,172,050	1,605,446
Series 40CI, 1.25%, 8/21/2040	AUD	3,223,179	1,847,973
Series 35CI, 2.00%, 8/21/2035	AUD	3,787,351	2,467,282
Series 30CI, 2.50%, 9/20/2030	AUD	5,729,668	3,923,180
Series 25CI, 3.00%, 9/20/2025	AUD	7,730,621	5,291,930
			19,921,807
BRAZIL — 8.2%
Brazil Notas do Tesouro Nacional Serie B:
Series NTNB, 6.00%, 8/15/2024	BRL	33,651,368	6,159,631
Series NTNB, 6.00%, 5/15/2025	BRL	16,196,026	3,000,310
Series NTNB, 6.00%, 8/15/2026	BRL	23,404,267	4,355,117
Series NTNB, 6.00%, 5/15/2027	BRL	6,122,888	1,140,395
Series NTNB, 6.00%, 8/15/2028	BRL	9,974,382	1,865,811
Series NTNB, 6.00%, 8/15/2030	BRL	16,156,523	3,041,061
6.00%, 8/15/2032	BRL	3,949,643	742,330
Series NTNB, 6.00%, 5/15/2035	BRL	17,183,586	3,243,020
Series NTNB, 6.00%, 8/15/2040	BRL	11,929,691	2,267,956
Series NTNB, 6.00%, 5/15/2045	BRL	13,193,835	2,497,898
Series NTNB, 6.00%, 8/15/2050	BRL	27,650,847	5,247,674
Series NTNB, 6.00%, 5/15/2055	BRL	15,959,010	3,033,217
COR, 6.00%, 8/15/2060	BRL	1,185,075	225,482
			36,819,902
CANADA — 4.3%
Canadian Government Real Return Bond:
0.25%, 12/1/2054	CAD	1,397,540	715,677
Series CPI, 0.50%, 12/1/2050	CAD	3,062,644	1,746,974
Security Description		Principal Amount	Value
Series CPI, 1.25%, 12/1/2047	CAD	3,104,325	$2,151,986
Series CPI, 1.50%, 12/1/2044	CAD	4,237,888	3,089,427
Series CPI, 2.00%, 12/1/2041	CAD	3,234,801	2,561,079
Series CPI, 3.00%, 12/1/2036	CAD	3,552,639	3,101,909
Series CPI, 4.00%, 12/1/2031	CAD	3,869,944	3,475,636
Series CPI, 4.25%, 12/1/2026	CAD	2,884,913	2,331,591
			19,174,279
CHILE — 4.4%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 3/1/2025	CLP	1,438,845,660	1,376,508
0.01%, 10/1/2028	CLP	702,293,715	620,338
0.01%, 10/1/2033	CLP	1,301,812,740	1,017,001
1.50%, 3/1/2026	CLP	4,453,569,900	4,366,225
1.90%, 9/1/2030	CLP	2,774,916,630	2,752,348
2.00%, 3/1/2035	CLP	4,280,559,680	4,171,760
2.10%, 7/15/2050	CLP	719,422,830	665,989
Series 30YR, 3.00%, 1/1/2044	CLP	4,162,374,945	4,547,712
Series 20YR, 4.50%, 10/15/2023	CLP	68,516,460	72,030
			19,589,911
COLOMBIA — 4.2%
Colombian TES:
Series UVR, 2.25%, 4/18/2029	COP	10,453,202,720	1,898,276
Series UVR, 3.00%, 3/25/2033	COP	12,491,365,450	2,143,596
Series UVR, 3.30%, 3/17/2027	COP	14,452,035,470	2,959,738
Series UVR, 3.50%, 5/7/2025	COP	10,625,566,560	2,298,488
Series UVR, 3.75%, 2/25/2037	COP	21,724,632,370	3,728,036
Series UVR, 3.75%, 6/16/2049	COP	13,060,592,230	2,021,547
Series UVR, 4.75%, 4/4/2035	COP	19,069,097,130	3,705,187
			18,754,868
FRANCE — 7.9%
French Republic Government Bond OAT:
Series OATI, 0.10%, 3/1/2025	EUR	3,186,796	3,165,964
Series OATE, 0.10%, 3/1/2026 (a)	EUR	1,750,219	1,744,435

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series OATI, 0.10%, 3/1/2028	EUR	2,280,319	$2,235,701
Series OATE, 0.10%, 3/1/2029	EUR	1,571,136	1,528,697
Series OATE, 0.10%, 7/25/2031 (a)	EUR	1,515,865	1,460,217
Series OATI, 0.10%, 3/1/2032	EUR	1,400,615	1,346,591
Series OATI, 0.10%, 3/1/2036 (a)	EUR	1,186,604	1,096,197
Series OATE, 0.10%, 7/25/2036 (a)	EUR	3,191,656	2,884,698
Series OATE, 0.10%, 7/25/2047 (a)	EUR	2,444,203	2,095,394
Series OATE, 0.10%, 7/25/2053 (a)	EUR	902,636	763,653
Series OATE, 0.25%, 7/25/2024	EUR	3,413,643	3,451,188
Series OATE, 0.70%, 7/25/2030 (a)	EUR	3,010,819	3,069,889
Series OATE, 1.80%, 7/25/2040 (a)	EUR	2,336,933	2,689,329
Series OATE, 1.85%, 7/25/2027	EUR	3,870,258	4,141,074
Series OATE, 3.15%, 7/25/2032	EUR	1,722,724	2,127,809
Series OATI, 3.40%, 7/25/2029	EUR	1,235,344	1,489,157
			35,289,993
GERMANY — 4.3%
Deutsche Bundesrepublik Inflation Linked Bond:
Series I/L, 0.10%, 4/15/2023	EUR	111	111
Series I/L, 0.10%, 4/15/2026	EUR	6,007,032	6,014,606
Series I/L, 0.10%, 4/15/2033	EUR	2,106,033	2,075,244
Series I/L, 0.10%, 4/15/2046	EUR	4,238,398	4,319,726
Series I/L, 0.50%, 4/15/2030	EUR	6,745,290	6,909,810
			19,319,497
ISRAEL — 4.3%
Israel Government Bond - CPI Linked:
Series 0726, 0.10%, 7/31/2026	ILS	2,571,946	715,077
Series 1131, 0.10%, 11/30/2031	ILS	3,959,495	1,057,987
Series 0529, 0.50%, 5/31/2029	ILS	7,704,964	2,162,654
Series 1151, 0.50%, 11/30/2051	ILS	3,314,104	802,278
Series 1025, 0.75%, 10/31/2025	ILS	8,594,498	2,446,632
Security Description		Principal Amount	Value
Series 0527, 0.75%, 5/31/2027	ILS	6,755,220	$1,928,060
Series 0545, 1.00%, 5/31/2045	ILS	6,687,594	1,894,354
Series 0923, 1.75%, 9/29/2023	ILS	3,645,305	1,045,909
Series 0841, 2.75%, 8/30/2041	ILS	6,298,173	2,345,393
Series 0536, 4.00%, 5/30/2036	ILS	7,662,350	3,069,431
Israel Government Bond - Galil Series 5904, 4.00%, 7/31/2024	ILS	5,944,779	1,794,299
			19,262,074
ITALY — 4.5%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2033 (a)	EUR	1,354,875	1,027,147
Series CPI, 0.15%, 5/15/2051 (a)	EUR	1,330,456	759,350
Series CPI, 0.40%, 5/15/2030 (a)	EUR	2,110,257	1,804,248
Series CPI, 0.65%, 5/15/2026	EUR	1,000,971	955,458
Series CPI, 1.25%, 9/15/2032 (a)	EUR	2,352,775	2,068,597
Series CPI, 1.30%, 5/15/2028 (a)	EUR	1,887,063	1,792,628
Series CPI, 2.35%, 9/15/2024 (a)	EUR	2,490,054	2,552,226
Series CPI, 2.35%, 9/15/2035 (a)	EUR	2,822,627	2,736,373
Series CPI, 2.55%, 9/15/2041 (a)	EUR	1,883,806	1,885,886
Series CPI, 2.60%, 9/15/2023 (a)	EUR	2,629,140	2,682,679
Series CPI, 3.10%, 9/15/2026 (a)	EUR	1,762,086	1,855,487
			20,120,079
JAPAN — 4.4%
Japanese Government CPI Linked Bond:
Series 26, 0.01%, 3/10/2031	JPY	257,885,000	1,892,077
Series 18, 0.10%, 3/10/2024	JPY	135,141,000	960,557
Series 19, 0.10%, 9/10/2024	JPY	328,956,000	2,346,657
Series 20, 0.10%, 3/10/2025	JPY	528,070,900	3,779,404
Series 21, 0.10%, 3/10/2026	JPY	377,185,900	2,722,894
Series 22, 0.10%, 3/10/2027	JPY	200,219,174	1,465,959

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 23, 0.10%, 3/10/2028	JPY	357,295,800	$2,597,229
Series 24, 0.10%, 3/10/2029	JPY	395,557,252	2,882,434
Series 25, 0.20%, 3/10/2030	JPY	120,411,920	910,545
COR, 0.01%, 3/10/2032	JPY	30,609,900	226,646
			19,784,402
MEXICO — 4.4%
Mexican Udibonos:
Series S, 2.75%, 11/27/2031	MXN	35,010,701	1,503,366
Series S, 3.00%, 12/3/2026	MXN	14,305,448	664,912
Series S, 3.50%, 11/16/2023	MXN	42,163,425	2,078,448
Series S, 4.00%, 11/30/2028	MXN	52,327,822	2,518,762
Series S, 4.00%, 11/15/2040	MXN	58,735,156	2,695,581
Series S, 4.00%, 11/8/2046	MXN	47,433,853	2,171,990
Series S, 4.00%, 11/3/2050	MXN	54,963,036	2,487,448
Series S, 4.50%, 12/4/2025	MXN	53,381,907	2,633,879
Series S, 4.50%, 11/22/2035	MXN	59,781,713	2,935,585
			19,689,971
NEW ZEALAND — 2.8%
New Zealand Government Bond:
Series 0925, 2.00%, 9/20/2025	NZD	5,321,312	3,079,503
Series 0935, 2.50%, 9/20/2035	NZD	6,701,744	3,811,113
Series 0940, 2.50%, 9/20/2040	NZD	5,315,970	2,980,440
Series 0930, 3.00%, 9/20/2030	NZD	4,225,979	2,541,915
			12,412,971
SOUTH AFRICA — 4.4%
South Africa Government Bond - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	23,191,449	1,151,962
Series 2033, 1.88%, 2/28/2033	ZAR	36,157,433	1,579,351
Series 2025, 2.00%, 1/31/2025	ZAR	50,704,707	2,779,876
Series 2038, 2.25%, 1/31/2038	ZAR	55,995,996	2,333,438
Series 2046, 2.50%, 3/31/2046	ZAR	58,588,722	2,292,078
Security Description		Principal Amount	Value
Series 2050, 2.50%, 12/31/2050	ZAR	69,930,620	$2,615,239
Series R210, 2.60%, 3/31/2028	ZAR	30,908,892	1,694,594
Series R202, 3.45%, 12/7/2033	ZAR	49,222,352	2,492,487
Series R197, 5.50%, 12/7/2023	ZAR	45,247,234	2,624,069
			19,563,094
SOUTH KOREA — 0.9%
Inflation Linked Korea Treasury Bond:
Series 2606, 1.00%, 6/10/2026	KRW	2,054,686,200	1,421,665
Series 3006, 1.13%, 6/10/2030	KRW	2,081,451,800	1,404,474
Series 2806, 1.75%, 6/10/2028	KRW	1,654,356,200	1,170,952
			3,997,091
SPAIN — 4.3%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	1,877,915	1,878,020
0.65%, 11/30/2027 (a)	EUR	4,474,288	4,421,676
0.70%, 11/30/2033 (a)	EUR	4,929,526	4,521,782
1.00%, 11/30/2030 (a)	EUR	4,773,958	4,696,823
1.80%, 11/30/2024 (a)	EUR	3,800,473	3,953,222
			19,471,523
SWEDEN — 4.2%
Sweden Inflation Linked Bond:
Series 3112, 0.13%, 6/1/2026	SEK	37,688,981	3,479,040
Series 3113, 0.13%, 12/1/2027	SEK	27,404,578	2,525,632
Series 3114, 0.13%, 6/1/2030 (a)	SEK	19,432,128	1,778,382
Series 3111, 0.13%, 6/1/2032 (a)	SEK	27,061,119	2,515,364
Series 3109, 1.00%, 6/1/2025 (a)	SEK	40,996,747	3,884,209
Series 3104, 3.50%, 12/1/2028 (a)	SEK	42,097,441	4,683,435
			18,866,062
TURKEY — 4.5%
Turkey Government Bond:
Series CPI, 0.01%, 2/11/2032	TRY	20,173,893	1,365,423
1.50%, 6/18/2025	TRY	24,701,474	1,962,226
Series CPI, 2.00%, 9/18/2024	TRY	15,528,140	1,119,804
Series CPI, 2.00%, 4/16/2025	TRY	19,043,434	1,463,364

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
2.36%, 1/29/2025	TRY	12,111,934	$908,259
Series CPI, 2.40%, 5/8/2024	TRY	10,585,055	742,362
Series CPI, 2.70%, 1/14/2026	TRY	27,808,456	2,130,207
Series CPI, 2.80%, 11/8/2023	TRY	18,366,801	1,227,973
Series CPI, 2.90%, 7/7/2027	TRY	20,971,056	1,578,521
Series CPI, 2.90%, 1/12/2028	TRY	31,031,681	2,395,552
Series CPI, 3.00%, 5/28/2031	TRY	18,069,843	1,522,830
3.20%, 11/6/2024	TRY	7,068,635	533,943
Series CPI, 3.30%, 6/28/2028	TRY	26,053,435	2,053,017
4.10%, 6/5/2024	TRY	4,565,582	325,870
Series CPI, 4.20%, 1/10/2024	TRY	9,538,986	651,558
			19,980,909
UNITED KINGDOM — 22.2%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2024	GBP	4,611,015	5,247,748
Series 3MO, 0.13%, 3/22/2026	GBP	6,451,599	7,247,289
Series 3MO, 0.13%, 8/10/2028	GBP	4,804,217	5,370,935
Series 3MO, 0.13%, 3/22/2029	GBP	2,239,890	2,497,137
Series 3MO, 0.13%, 8/10/2031	GBP	3,681,764	4,156,393
Series 3MO, 0.13%, 11/22/2036	GBP	2,111,196	2,402,636
Series 3MO, 0.13%, 3/22/2039	GBP	3,931,284	4,518,389
Series 3MO, 0.13%, 8/10/2041	GBP	5,391,236	6,213,525
Series 3MO, 0.13%, 3/22/2044	GBP	2,512,104	2,883,930
Series 3MO, 0.13%, 3/22/2046	GBP	2,861,435	3,305,505
Series 3MO, 0.13%, 8/10/2048	GBP	2,110,050	2,468,108
Series 3MO, 0.13%, 3/22/2051	GBP	1,108,213	1,295,117
Series 3MO, 0.13%, 11/22/2056	GBP	1,897,556	2,392,066
Series 3MO, 0.13%, 3/22/2058	GBP	2,205,616	2,852,991
Series 3MO, 0.13%, 11/22/2065	GBP	1,778,486	2,491,660
Series 3MO, 0.13%, 3/22/2068	GBP	4,878,723	6,956,759
Security Description		Principal Amount	Value
Series 3MO, 0.25%, 3/22/2052	GBP	2,480,533	$3,034,179
Series 3MO, 0.38%, 3/22/2062	GBP	1,782,179	2,601,936
Series 3MO, 0.50%, 3/22/2050	GBP	2,331,238	2,983,865
Series 3MO, 0.63%, 3/22/2040	GBP	2,535,296	3,161,475
Series 3MO, 0.63%, 11/22/2042	GBP	1,582,560	2,000,298
Series 3MO, 0.75%, 3/22/2034	GBP	3,567,898	4,240,732
Series 3MO, 0.75%, 11/22/2047	GBP	1,511,002	2,022,643
Series 3MO, 1.13%, 11/22/2037	GBP	2,324,180	3,038,941
Series 3MO, 1.25%, 11/22/2027	GBP	2,033,091	2,409,659
Series 3MO, 1.25%, 11/22/2032	GBP	2,923,041	3,630,728
Series 3MO, 1.25%, 11/22/2055	GBP	1,570,875	2,592,999
Series 8MO, 2.00%, 1/26/2035	GBP	1,041,028	1,526,052
Series 8MO, 2.50%, 7/17/2024	GBP	1,466,884	1,839,414
Series 8MO, 4.13%, 7/22/2030	GBP	697,927	1,086,501
United Kingdom Inflation-Linked Gilt Series 3MO, 0.13%, 3/22/2073	GBP	556,390	906,679
			99,376,289
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $559,688,739)			441,394,722
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c)(d) (Cost $80,870)	80,870	80,870
TOTAL INVESTMENTS — 98.7% (Cost $559,769,609)		441,475,592
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		5,631,173
NET ASSETS — 100.0%		$447,106,765

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.6% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$441,394,722	$—	$441,394,722
Short-Term Investment	80,870	—	—	80,870
TOTAL INVESTMENTS	$80,870	$441,394,722	$—	$441,475,592
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	636,650	$636,650	$115,766,984	$116,322,764	$—	$—	80,870	$80,870	$7,148
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.9%
ALABAMA — 0.6%
Alabama Highway Finance Corp. Revenue 5.00%, 8/1/2039	$580,000	$613,217
Alabama Public School & College Authority Revenue:
Series A, 5.00%, 11/1/2028	545,000	596,359
Series A, 5.00%, 11/1/2030	560,000	623,898
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2024	100,000	103,391
Series A, 5.00%, 9/1/2029	525,000	564,786
Series A, 5.00%, 9/1/2030	190,000	204,399
Series B, 5.00%, 9/1/2025	465,000	488,424
Series B, 5.00%, 9/1/2026	500,000	532,811
Alabama, Public School and College Authority Revenue:
Series A, 4.00%, 11/1/2040	1,465,000	1,335,322
Series A, 5.00%, 11/1/2022	730,000	731,121
Alabama, State General Obligation Series C, 5.00%, 8/1/2027	110,000	117,019
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	301,015
Series A, 5.00%, 6/1/2027	195,000	205,055
Series A, 5.00%, 6/1/2028	260,000	272,677
Series A, 5.00%, 6/1/2037	2,310,000	2,422,202
Series A, 5.00%, 6/1/2038	1,455,000	1,522,954
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	219,688
Series A, 4.00%, 1/1/2038	145,000	134,161
Series A, 5.00%, 1/1/2032	100,000	107,063
Series A, 5.00%, 1/1/2042	255,000	264,782
Series B, 3.00%, 1/1/2043	165,000	162,700
Series B, 4.00%, 1/1/2036	250,000	257,019
Series B, 5.00%, 1/1/2030	750,000	801,440
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	335,671
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2025	3,180,000	3,299,428
Montgomery, AL, Water Works & Sanitary Sewer Board Revenue Series A, 4.00%, 9/1/2044	740,000	678,956
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	755,000	800,786
University of Alabama, AL, General Revenue Series A, 4.00%, 7/1/2035	500,000	494,146
		18,190,490
Security Description	Principal Amount	Value
ALASKA — 0.0% (a)
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	$90,000	$93,743
Series B, 5.00%, 8/1/2026	245,000	256,536
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	250,000	261,637
Series B, 5.00%, 5/1/2037	500,000	522,421
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	224,512
		1,358,849
ARIZONA — 1.6%
Arizona Board of Regents Authority Revenue:
4.00%, 7/1/2040	500,000	475,475
Series A, 5.00%, 7/1/2036	625,000	669,589
Series A, 5.00%, 7/1/2041	750,000	785,485
Series A, 5.00%, 7/1/2043	710,000	740,380
Series C, 5.00%, 7/1/2029	1,750,000	1,916,978
Arizona State Transportation Board Revenue 5.00%, 7/1/2025	200,000	209,212
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2028	205,000	216,075
5.00%, 6/1/2029	420,000	442,542
5.00%, 6/1/2032	385,000	403,098
5.00%, 6/1/2033	270,000	282,504
5.00%, 6/1/2038	230,000	238,495
Series A, Class A, 5.00%, 6/1/2042	665,000	705,759
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2024	170,000	173,810
Series A, 5.00%, 12/1/2034	300,000	310,176
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2027	310,000	329,215
5.00%, 7/1/2028	395,000	418,911
5.00%, 7/1/2031	350,000	358,969
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2023	415,000	420,721
5.00%, 7/1/2024	125,000	128,866
Arizona, State University Revenue:
Series C, 5.00%, 7/1/2042	390,000	403,176
Series D, 5.00%, 7/1/2041	200,000	205,661
Arizona, Transportation Board Revenue 5.00%, 7/1/2026	150,000	158,917
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	155,299

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
City of Bullhead AZ Excise Taxes Revenue 2.55%, 7/1/2046	$750,000	$458,756
City of Mesa AZ Utility System Revenue:
3.00%, 7/1/2044	1,665,000	1,208,220
4.00%, 7/1/2043	500,000	453,269
5.00%, 7/1/2045	750,000	795,635
Maricopa County Unified School District No 4 Mesa, Genaral Obligation:
Series E, 5.00%, 7/1/2025	1,000,000	1,046,327
Series E, 5.00%, 7/1/2026	1,100,000	1,167,385
Maricopa County, AZ, Special Health Care District, General Obligation:
4.00%, 7/1/2038	430,000	409,558
5.00%, 7/1/2028	2,935,000	3,174,316
5.00%, 7/1/2029	730,000	795,979
Series D, 4.00%, 7/1/2035	1,665,000	1,640,636
Maricopa, AZ, Community College District, General Obligation 5.00%, 7/1/2023	230,000	233,205
Mesa, AZ, Utility System Revenue 5.00%, 7/1/2042	8,300,000	8,695,827
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2024	160,000	164,949
5.00%, 7/1/2026	100,000	106,198
Series A, 5.00%, 7/1/2026	235,000	246,013
Series A, 5.00%, 7/1/2037	390,000	414,530
Series A, 5.00%, 7/1/2040	855,000	912,148
Series B, 5.00%, 7/1/2026	55,000	56,654
Phoenix, AZ, General Obligation:
5.00%, 7/1/2025	205,000	214,607
5.00%, 7/1/2026	300,000	318,378
Regional, AZ, Public Transportation Authority Revenue 5.25%, 7/1/2025	100,000	103,444
Salt River Project Agricultural Improvement & Power District:
Series A, 5.00%, 1/1/2029	1,000,000	1,096,440
Series A, 5.00%, 1/1/2031	10,530,000	11,767,372
Scottsdale, AZ, General Obligation 4.00%, 7/1/2024	200,000	202,893
State of Arizona Series A, 5.00%, 10/1/2026	580,000	618,806
Town of Queen Creek AZ Excise Tax Revenue 4.00%, 8/1/2045	2,385,000	2,086,453
		48,537,311
Security Description	Principal Amount	Value
ARKANSAS — 0.2%
City of Rogers AR Sales & Use Tax Authority, Revenue Series B, 3.88%, 11/1/2039	$350,000	$313,717
Fayetteville,AZ,Capital Improvement Corp., Sales & Tax Revenue Series A, 5.00%, 11/1/2026	570,000	604,145
Little Rock School District, General Obligation:
Series A, 2.00%, 2/1/2039	2,000,000	1,317,633
Series A, 2.13%, 2/1/2042	735,000	468,016
Series A, 2.25%, 2/1/2044	1,310,000	827,463
Springdale, AR, Sales & Use Tax Revenue Build America Mutual Assurance Company, 5.00%, 4/1/2037 (b)	1,170,000	1,196,149
University of Arkansas, Revenue:
Series A, 5.00%, 9/15/2035	470,000	486,468
Series A, Class A, 5.00%, 12/1/2045	750,000	778,691
		5,992,282
CALIFORNIA — 18.1%
Alameda, CA, Unified School District, General Obligation:
Series A, 5.00%, 8/1/2039	500,000	517,462
Series D, 2.00%, 8/1/2043	1,400,000	818,322
Series E, 4.00%, 8/1/2042	3,035,000	2,795,640
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,185,153
Antelope Valley Community College District, General Obligation 4.00%, 8/1/2045	3,650,000	3,277,024
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	327,187
3.25%, 8/1/2037	240,000	213,239
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2025	150,000	157,824
Bay Area, CL, Toll Authority Revenue:
2.00%, 4/1/2056 (c)	1,000,000	897,665
4.00%, 4/1/2038	540,000	511,710
Beverly Hills, CA, Unified School District, General Obligation Series A, 3.00%, 8/1/2040	1,285,000	1,025,328
California Educational Facilities Authority Revenue 5.00%, 10/1/2041	525,000	557,728

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
California Infrastructure & Economic Development Bank Revenue 4.00%, 4/1/2025	$1,000,000	$1,022,753
California State Public Works Board 5.00%, 11/1/2028	1,000,000	1,094,237
California State Public Works Board Revenue:
3.00%, 5/1/2032	655,000	587,594
4.00%, 11/1/2035	500,000	493,793
4.00%, 11/1/2038	500,000	472,523
5.00%, 9/1/2029	530,000	570,877
5.00%, 11/1/2034	655,000	715,446
Series A, 5.00%, 2/1/2026	1,000,000	1,056,973
Series B, 4.00%, 5/1/2037	850,000	821,351
Series B, 4.00%, 5/1/2038	670,000	634,367
Series B, 4.00%, 5/1/2040	1,750,000	1,635,647
Series B, 4.00%, 5/1/2046	800,000	724,121
Series B, 5.00%, 5/1/2025	950,000	992,731
Series B, 5.00%, 10/1/2025	750,000	788,801
Series B, 5.00%, 5/1/2028	2,245,000	2,441,307
Series C, 5.00%, 11/1/2031	855,000	940,742
Series C, 5.00%, 11/1/2032	975,000	1,065,921
Series C, 5.00%, 11/1/2034	2,580,000	2,792,307
Series C, 5.00%, 11/1/2044	800,000	836,823
Series D, 5.00%, 11/1/2046	650,000	683,663
California State Public Works Board, Revenue Series B, 5.00%, 5/1/2029	1,000,000	1,100,867
California State University Revenue 5.00%, 11/1/2025	520,000	548,519
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (c)	350,000	339,912
2.13%, 4/1/2053 (c)	575,000	549,609
4.00%, 4/1/2034	555,000	554,945
5.00%, 4/1/2023	535,000	540,082
5.00%, 4/1/2024	250,000	256,725
Series A, 2.63%, 4/1/2045 (c)	3,260,000	3,119,130
California, Bay Area Toll Authority, Toll Bridge Revenue 4.00%, 4/1/2042	125,000	115,065
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	311,298
5.00%, 10/1/2026	150,000	160,850
5.00%, 10/1/2028	490,000	520,830
5.00%, 10/1/2029	115,000	125,919
5.00%, 11/1/2030	3,100,000	3,465,333
5.00%, 10/1/2031	410,000	440,495
5.00%, 10/1/2032	285,000	305,753
Security Description	Principal Amount	Value
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2028	$330,000	$355,380
Series AW, 5.00%, 12/1/2032	255,000	272,694
Series AX, 5.00%, 12/1/2028	665,000	727,197
Series AX, 5.00%, 12/1/2029	300,000	328,245
Series AX, 5.00%, 12/1/2032	100,000	108,564
Series BA, 5.00%, 12/1/2022	740,000	742,468
Series BB, 5.00%, 12/1/2035	1,580,000	1,758,947
California, State General Obligation:
3.00%, 3/1/2026	1,170,000	1,160,901
3.00%, 3/1/2028	525,000	512,237
3.00%, 10/1/2034	3,045,000	2,701,285
3.00%, 10/1/2035	1,740,000	1,515,663
3.00%, 11/1/2035	850,000	739,280
3.00%, 10/1/2036	2,670,000	2,283,554
3.00%, 10/1/2037	2,760,000	2,320,985
3.00%, 11/1/2041	1,300,000	1,018,907
3.00%, 12/1/2046	1,600,000	1,185,812
3.50%, 8/1/2027	875,000	883,881
4.00%, 11/1/2023	160,000	161,567
4.00%, 10/1/2024	250,000	253,865
4.00%, 9/1/2025	250,000	255,843
4.00%, 3/1/2029	550,000	571,593
4.00%, 8/1/2033	205,000	207,971
4.00%, 10/1/2034	500,000	504,839
4.00%, 11/1/2035	500,000	497,492
4.00%, 3/1/2036	2,300,000	2,286,334
4.00%, 10/1/2036	3,805,000	3,776,876
4.00%, 11/1/2036	30,000	29,782
4.00%, 10/1/2037	2,600,000	2,557,323
4.00%, 11/1/2037	500,000	491,491
4.00%, 11/1/2038	510,000	493,613
4.00%, 11/1/2039	3,145,000	3,030,052
4.00%, 10/1/2041	645,000	602,221
4.00%, 10/1/2044	2,330,000	2,144,372
5.00%, 11/1/2022	1,110,000	1,111,689
5.00%, 8/1/2023	600,000	609,468
5.00%, 9/1/2023	175,000	178,025
5.00%, 11/1/2023	1,395,000	1,423,297
5.00%, 4/1/2024	5,765,000	5,925,222
5.00%, 8/1/2024	325,000	335,916
5.00%, 9/1/2024	435,000	450,243
5.00%, 10/1/2024	600,000	621,898
5.00%, 4/1/2025	1,585,000	1,656,102
5.00%, 8/1/2025	455,000	477,932
5.00%, 9/1/2025	235,000	247,172
5.00%, 10/1/2025	2,000,000	2,106,393
5.00%, 3/1/2026	110,000	114,731
5.00%, 8/1/2026	1,970,000	2,095,600
5.00%, 10/1/2026	2,190,000	2,341,610
5.00%, 11/1/2026	730,000	781,477
5.00%, 12/1/2026	3,000,000	3,215,412

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/1/2027	$1,300,000	$1,397,856
5.00%, 9/1/2027	3,540,000	3,820,254
5.00%, 10/1/2027	670,000	710,343
5.00%, 11/1/2027	180,000	195,100
5.00%, 8/1/2028	845,000	903,189
5.00%, 9/1/2028	3,500,000	3,819,373
5.00%, 11/1/2028	1,210,000	1,328,220
5.00%, 4/1/2029	2,275,000	2,507,628
5.00%, 8/1/2029	765,000	811,193
5.00%, 10/1/2029	4,365,000	4,681,264
5.00%, 8/1/2030	500,000	531,600
5.00%, 9/1/2030	1,455,000	1,548,624
5.00%, 10/1/2030	650,000	718,590
5.00%, 11/1/2030	500,000	540,778
5.00%, 4/1/2031	4,065,000	4,504,547
5.00%, 3/1/2032	280,000	291,110
5.00%, 4/1/2032	1,420,000	1,545,600
5.00%, 8/1/2032	300,000	317,671
5.00%, 10/1/2032	1,250,000	1,386,256
5.00%, 11/1/2032	1,650,000	1,821,510
5.00%, 3/1/2033	2,520,000	2,752,360
5.00%, 4/1/2033	3,500,000	3,786,170
5.00%, 8/1/2033	860,000	909,901
5.00%, 9/1/2034	290,000	305,086
5.00%, 10/1/2034	155,000	159,447
5.00%, 11/1/2034	1,175,000	1,266,328
5.00%, 3/1/2035	2,815,000	3,037,312
5.00%, 8/1/2035	2,165,000	2,286,204
5.00%, 9/1/2035	740,000	777,381
5.00%, 10/1/2035	435,000	454,752
5.00%, 4/1/2036	1,550,000	1,652,821
5.00%, 8/1/2036	1,145,000	1,213,457
5.00%, 11/1/2036	1,150,000	1,220,984
5.00%, 10/1/2037	90,000	92,338
5.00%, 11/1/2037	1,530,000	1,624,107
5.00%, 10/1/2039	1,245,000	1,296,107
5.00%, 4/1/2045	1,520,000	1,601,555
Series B, 5.00%, 8/1/2024	150,000	155,038
Series C, 5.00%, 9/1/2034	155,000	161,104
Campbell Union High School District, General Obligation:
Series B, 4.00%, 8/1/2037	500,000	515,401
Series B, 5.00%, 8/1/2036	150,000	160,153
Centinela Valley, CA, Union High School District, General Obligation Series B, Assured Guaranty Municipal Corp., 4.00%, 8/1/2050 (b)	100,000	88,033
Cerritos, CA, Community College District, General Obligation:
Series B, 4.00%, 8/1/2043	250,000	230,839
Series D, 2.38%, 8/1/2044	500,000	314,286
Security Description	Principal Amount	Value
Chabot-Las Positas, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2042	$500,000	$455,612
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	1,500,000	1,533,133
Chino Valley Unified School District, General Obligation Series B, 4.00%, 8/1/2045	2,500,000	2,244,537
City & County of San Francisco CA:
3.00%, 4/1/2032	790,000	720,025
4.00%, 4/1/2035	2,150,000	2,129,107
4.00%, 4/1/2046	500,000	440,828
City & County of San Francisco CA, General Obligation 4.00%, 6/15/2042	2,675,000	2,487,916
City of Concord CA 2.13%, 4/1/2041	1,500,000	958,862
City of Los Angeles CA Wastewater System Revenue:
Series A, 5.00%, 6/1/2043	1,335,000	1,397,649
Series A, 5.00%, 6/1/2047	2,500,000	2,643,636
City of Los Angeles Department of Airports:
Series B, 5.00%, 5/15/2030	1,025,000	1,147,426
Series B, 5.00%, 5/15/2034	600,000	646,575
Series B, 5.00%, 5/15/2036	760,000	813,245
City of Los Angeles Department of Airports Revenue:
5.00%, 5/15/2037	775,000	821,046
Series B, 5.00%, 5/15/2032	750,000	827,522
Series B, 5.00%, 5/15/2045	1,120,000	1,170,829
City of San Jose, CA, General Obligation Series A-1, 5.00%, 9/1/2041	620,000	661,047
Coast Community College District, General Obligation Series F, 0.01%, 8/1/2040	2,715,000	1,178,510
Coast, TX, Community College District, General Obligation Series F, 3.00%, 8/1/2038	500,000	407,147
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B, 5.00%, 3/1/2028	1,000,000	1,076,025
Contra Costa, Community College District, General Obligation:
Series C, 2.00%, 8/1/2039	1,000,000	653,331
Series C, 3.00%, 8/1/2035	1,700,000	1,464,842
Series C, 3.00%, 8/1/2036	1,800,000	1,513,488
Series C, 3.00%, 8/1/2037	2,015,000	1,648,783

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Coronado, Community Development Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2026	$2,665,000	$2,796,407
Series A, 5.00%, 9/1/2033	1,790,000	1,862,341
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	138,943
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	380,394
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2035	535,000	573,119
Series A, 5.00%, 6/1/2044	735,000	783,321
Series B, 5.00%, 6/1/2034	690,000	740,624
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	133,390
Eastern Municipal Water District Financing Authority Series A, 4.00%, 7/1/2037	600,000	595,985
Eastern, CA, Municipal Water District Financing Authority Revenue:
Series A, 4.00%, 7/1/2038	800,000	786,500
Series B, 5.00%, 7/1/2032	230,000	243,305
Eastern, CA, Municipal Water District Revenue Series A, 5.00%, 7/1/2045	315,000	327,920
El Dorado, CA, Irrigation District, Water Agency Series A, 4.00%, 3/1/2045	3,010,000	2,705,246
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	413,252
Series C, 5.00%, 3/1/2035	570,000	603,984
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	715,000	643,978
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	100,000	107,644
Series A, 5.00%, 10/1/2031	340,000	363,676
Series A, 5.00%, 10/1/2032	250,000	266,158
Foothill-De Anza Community College District, General Obligation:
5.00%, 8/1/2027	230,000	241,898
5.00%, 8/1/2028	140,000	147,510
Security Description	Principal Amount	Value
Fresno Unified School District, General Obligation 4.00%, 8/1/2045	$600,000	$534,318
Grossmont-Cuyamaca Community College District, General Obligation 4.00%, 8/1/2046	800,000	725,801
Imperial, CA, Irrigation District Electric System Revenue Series C, 5.00%, 11/1/2036	100,000	104,688
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	230,000	162,812
Local Public Schools Funding Authority School Improvement District No 2016-1 Series A, Build America Mutual Assurance Company, 3.00%, 8/1/2046 (b)	500,000	353,566
Lodi Unified School District/CA,General Obligation Series 2020, 3.00%, 8/1/2043	1,240,000	902,989
Long Beach, CA, Community College District, General Obligation:
Series G, 5.00%, 8/1/2027	1,600,000	1,726,819
Series J, 4.00%, 8/1/2034	500,000	505,300
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue:
5.00%, 6/1/2026	525,000	558,755
5.00%, 6/1/2027	1,335,000	1,441,763
5.00%, 6/1/2033	550,000	589,350
Los Angeles County Public Works Financing Authority Revenue 4.00%, 12/1/2043	2,000,000	1,816,410
Los Angeles County, CA, Department of Water & Power Revenue:
5.00%, 7/1/2039	700,000	749,836
Series B, 5.00%, 7/1/2046	1,495,000	1,569,620
Los Angeles Department of Water & Power Power System Revenue Series A, 5.00%, 7/1/2045	1,115,000	1,160,251
Los Angeles Department of Water & Power Water System Revenue:
Series C, 5.00%, 7/1/2036	1,000,000	1,078,267
Series C, 5.00%, 7/1/2041	1,250,000	1,341,119
Series C, 5.00%, 7/1/2042	1,250,000	1,335,452
Series C, 5.00%, 7/1/2047	2,500,000	2,648,709
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	475,502

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2036	$430,000	$452,355
Series A, 5.00%, 8/1/2026	215,000	222,182
Series J, 4.00%, 8/1/2039	480,000	452,514
Los Angeles, CA, Department of Airports Revenue:
5.00%, 5/15/2039	815,000	858,544
Series B, 4.00%, 5/15/2039	675,000	634,651
Series B, 4.00%, 5/15/2040	700,000	652,289
Series B, 5.00%, 5/15/2037	850,000	903,721
Series C, 5.00%, 5/15/2028	525,000	572,307
Series C, 5.00%, 5/15/2038	1,100,000	1,142,001
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2031	1,000,000	1,085,209
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2032	3,250,000	3,498,772
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2044	1,800,000	1,863,153
Los Angeles, CA, Department of Water & Power Revenue:
5.00%, 7/1/2045	1,250,000	1,317,622
Series A, 5.00%, 7/1/2024	250,000	258,378
Series A, 5.00%, 7/1/2027	510,000	552,369
Series A, 5.00%, 7/1/2028	250,000	268,396
Series A, 5.00%, 7/1/2030	520,000	541,043
Series A, 5.00%, 7/1/2032	715,000	767,707
Series A, 5.00%, 7/1/2036	675,000	721,078
Series A, 5.00%, 7/1/2037	910,000	964,912
Series A, 5.00%, 7/1/2038	570,000	590,880
Series B, 5.00%, 1/1/2024	835,000	853,536
Series B, 5.00%, 7/1/2025	100,000	104,928
Series B, 5.00%, 7/1/2028	320,000	338,268
Series B, 5.00%, 7/1/2029	100,000	105,675
Series B, 5.00%, 7/1/2031	2,000,000	2,197,271
Series B, 5.00%, 7/1/2032	3,290,000	3,602,878
Series B, 5.00%, 7/1/2034	555,000	581,105
Series B, 5.00%, 7/1/2036	100,000	104,393
Series B, 5.00%, 7/1/2037	100,000	104,653
Series B, 5.00%, 7/1/2040	1,985,000	2,104,104
Series B, 5.00%, 7/1/2042	230,000	236,425
Series B, 5.00%, 7/1/2043	3,700,000	3,851,621
Series C, 5.00%, 7/1/2036	850,000	912,118
Series C, 5.00%, 7/1/2040	500,000	531,365
Series C, 5.00%, 7/1/2042	595,000	615,769
Series D, 5.00%, 7/1/2030	305,000	314,801
Series D, 5.00%, 7/1/2032	180,000	185,382
Series D, 5.00%, 7/1/2044	1,385,000	1,444,428
Series E, 5.00%, 7/1/2039	310,000	318,103
Los Angeles, CA, Department of Water & Power System Revenue:
Series B, 5.00%, 7/1/2023	595,000	603,686
Series C, 5.00%, 7/1/2034	850,000	921,573
Security Description	Principal Amount	Value
Los Angeles, CA, Facilities, Inc. Revenue:
5.00%, 12/1/2043	$1,470,000	$1,520,872
Series A, 5.00%, 12/1/2033	250,000	267,891
Series A, 5.00%, 12/1/2035	1,405,000	1,499,267
Series A, 5.00%, 12/1/2037	1,165,000	1,233,169
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
4.00%, 6/1/2035	2,800,000	2,790,125
4.00%, 6/1/2036	855,000	843,829
4.00%, 6/1/2039	2,750,000	2,612,042
5.00%, 6/1/2024	4,415,000	4,550,470
5.00%, 6/1/2034	970,000	1,036,842
Series A, 4.00%, 6/1/2034	110,000	110,787
Series A, 5.00%, 6/1/2023	510,000	516,568
Series A, 5.00%, 7/1/2023	325,000	329,673
Series A, 5.00%, 7/1/2024	2,000,000	2,064,613
Series A, 5.00%, 6/1/2026	100,000	106,465
Series A, 5.00%, 6/1/2029	250,000	265,921
Series A, 5.00%, 7/1/2030	100,000	107,972
Series A, 5.00%, 7/1/2032	605,000	651,959
Series A, 5.00%, 6/1/2033	350,000	371,470
Series A, 5.00%, 6/1/2034	245,000	258,649
Series A, 5.00%, 6/1/2037	405,000	421,569
Series A, 5.00%, 7/1/2037	1,600,000	1,698,937
Series A, 5.00%, 7/1/2039	2,125,000	2,292,538
Series A, 5.00%, 7/1/2040	2,250,000	2,416,689
Series A, 5.00%, 7/1/2041	1,100,000	1,145,825
Los Angeles, CA, Public Works Financing Authority Revenue:
4.00%, 12/1/2038	2,475,000	2,329,235
5.00%, 12/1/2032	550,000	608,268
5.00%, 12/1/2045	3,200,000	3,434,155
Series D, 4.00%, 12/1/2034	215,000	215,366
Series D, 4.00%, 12/1/2036	665,000	654,863
Series D, 5.00%, 12/1/2029	100,000	105,348
Series D, 5.00%, 12/1/2030	330,000	346,889
Series E-1, 5.00%, 12/1/2044	500,000	533,409
Los Angeles, CA, Sanitation Districts Financing Authority Revenue Series A, 5.00%, 10/1/2029	100,000	105,723
Los Angeles, CA, Unified School District, General Obligation:
4.00%, 7/1/2036	585,000	574,546
4.00%, 7/1/2040	525,000	492,206
4.00%, 7/1/2044	1,365,000	1,254,298
5.00%, 7/1/2025	2,690,000	2,823,283
5.00%, 7/1/2027	750,000	809,902
5.00%, 7/1/2035	2,515,000	2,762,800
Series A, 3.50%, 7/1/2036	160,000	141,244
Series A, 4.00%, 7/1/2028	500,000	519,029
Series A, 5.00%, 7/1/2023	315,000	319,575
Series A, 5.00%, 7/1/2024	2,500,000	2,581,626
Series A, 5.00%, 7/1/2026	265,000	282,485

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2027	$770,000	$831,499
Series A, 5.00%, 7/1/2028	505,000	552,235
Series A, 5.00%, 7/1/2030	250,000	262,349
Series A, 5.00%, 7/1/2031	2,000,000	2,208,884
Series B, 3.00%, 7/1/2031	520,000	477,480
Series B-1, 5.00%, 7/1/2027	485,000	523,736
Series B-1, 5.00%, 7/1/2029	250,000	271,378
Series B-1, 5.00%, 7/1/2032	2,050,000	2,208,135
Series B-1, 5.00%, 7/1/2033	255,000	273,618
Series B-1, 5.00%, 7/1/2034	1,645,000	1,756,290
Series B-1, 5.00%, 7/1/2036	1,000,000	1,063,740
Series B-1, 5.00%, 7/1/2037	500,000	530,922
Series C, 3.00%, 7/1/2035	850,000	716,437
Series C, 3.00%, 7/1/2038	2,885,000	2,282,974
Series C, 4.00%, 7/1/2035	800,000	791,416
Series C, 4.00%, 7/1/2037	515,000	501,341
Series C, 5.00%, 7/1/2026	800,000	852,786
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2033	250,000	260,797
Series B, 5.00%, 6/1/2039	240,000	252,230
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	248,709
Marin, CA, Healthcare District, General Obligation Series A, 3.00%, 8/1/2037	325,000	266,508
Metropolitan Water District of Southern California:
Series B, 3.00%, 7/1/2028	3,785,000	3,746,906
Series B, 3.00%, 7/1/2029	4,000,000	3,941,375
Series B, 3.00%, 7/1/2030	8,295,000	8,046,363
Metropolitan Water District of Southern California Revenue:
Series A, 2.25%, 7/1/2024	845,000	827,443
Series A, 2.50%, 7/1/2025	250,000	243,231
Series A, 5.00%, 7/1/2024	2,000,000	2,064,613
Series A, 5.00%, 7/1/2034	140,000	147,969
Series A, 5.00%, 10/1/2040	1,330,000	1,435,904
Series B, 4.00%, 10/1/2024	1,500,000	1,528,031
Series B, 4.00%, 10/1/2025	730,000	748,348
Series B, 5.00%, 8/1/2024	150,000	154,839
Series C, 5.00%, 7/1/2039	900,000	979,667
Series C, 5.00%, 7/1/2040	1,455,000	1,575,424
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2029	240,000	184,334
0.01%, 8/1/2027	205,000	171,824
0.01%, 8/1/2030	525,000	385,418
Mount Diablo Unified School District, CA General Obligation Series B, 4.00%, 6/1/2037	1,625,000	1,569,141
Security Description	Principal Amount	Value
Mount San, Antonio Community College District, General Obligation:
Series A, 5.00%, 8/1/2041	$505,000	$536,900
Series E, 0.01%, 8/1/2045	2,155,000	677,914
Mountain, CA, View Los Altos Union High School District, General Obligation Series A, 4.00%, 8/1/2034	1,245,000	1,248,154
Municipal Improvement Corp. of Los Angeles Revenue:
5.00%, 11/1/2028	1,320,000	1,446,678
Series A, 5.00%, 11/1/2026	500,000	534,468
Series B, 5.00%, 11/1/2036	560,000	590,753
Newport Mesa, Unified School District, General Obligation Zero Coupon, 8/1/2039	100,000	46,182
North Orange County, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2044	2,705,000	2,454,286
Novato Unified School District Series C, 2.38%, 8/1/2045	750,000	463,779
Oakland Alameda County, CA, Unified School District, General Obligation:
Assured Guaranty Municipal Corp., 5.00%, 8/1/2023 (b)	100,000	101,560
Assured Guaranty Municipal Corp., 5.00%, 8/1/2025 (b)	150,000	157,146
Series A, 5.00%, 8/1/2030	175,000	182,094
Series A, 5.00%, 8/1/2031	150,000	157,353
Series A, 5.00%, 8/1/2032	150,000	157,353
Orange County Local Transportation Authority Revenue 5.00%, 2/15/2039	920,000	980,509
Orange County Transportation Authority Revenue 5.00%, 10/15/2024	2,035,000	2,112,267
Orange County, CA, Sanitation District Wastewater Revenue Series A, 5.00%, 2/1/2030	120,000	126,938
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	130,000	137,612
Orange County, FL, Water District Certificate Participation Series A, 2.00%, 8/15/2023	770,000	760,226
Oxnard, CA, School District, General Obligation Series A, Build America Mutual Assurance Company, 5.00%, 8/1/2041 (b)	350,000	362,176

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2030	$125,000	$130,780
Peralta, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2028	100,000	102,713
Series A, 5.00%, 8/1/2029	120,000	123,256
Rancho Water District Financing Authority Series A, 4.00%, 8/1/2039	525,000	504,122
Riverside County Transportation Commission Series B, 5.00%, 6/1/2037	680,000	722,436
Riverside County, CA, Electric Revenue Series A, 5.00%, 10/1/2027	1,000,000	1,080,764
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	152,562
Series B, 5.00%, 6/1/2033	500,000	535,868
Riverside County, CA, Transportation Commission, Sales Tax, General Obligation 3.00%, 8/1/2040	755,000	585,303
Riverside Unified School District, General Obligation Series B, 3.00%, 8/1/2037	2,800,000	2,235,527
Riverside, CA, Electric Revenue Series A, 5.00%, 10/1/2048	2,000,000	2,100,570
Riverside, CA, Water Revenue Series A, 5.00%, 10/1/2043	520,000	547,580
Sacramento Area Flood Control Agency,Special Assessment 5.00%, 10/1/2036	505,000	528,438
Sacramento City, Financing Authority Revenue Build America Mutual Assurance Company, 5.00%, 12/1/2028 (b)	525,000	554,656
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2041	1,315,000	1,404,314
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series F, 5.00%, 8/15/2024	170,000	176,044
Series H, 4.00%, 8/15/2045	1,600,000	1,440,858
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	190,000	176,559
San Bernardino, CA, County:
Series A, 5.00%, 10/1/2026	600,000	637,830
Series B, 3.00%, 8/1/2041	3,000,000	2,972,318
Security Description	Principal Amount	Value
San Diego County Water Authority Series A, 5.00%, 5/1/2028	$1,520,000	$1,666,710
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	620,000	651,770
5.00%, 10/15/2028	255,000	268,866
5.00%, 10/15/2029	250,000	264,021
5.00%, 10/15/2031	345,000	363,809
Series A, 5.00%, 10/15/2044	215,000	220,832
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
5.00%, 5/15/2027	175,000	183,283
Series A, 5.00%, 5/15/2033	560,000	590,883
Series A, 5.00%, 5/15/2034	20,000	21,061
Series A, 5.00%, 5/15/2039	100,000	104,718
Series B, 5.00%, 8/1/2029	100,000	106,449
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	450,000	470,362
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2030	120,000	127,605
Series A, 5.00%, 4/1/2032	145,000	153,574
Series A, 5.00%, 4/1/2033	125,000	132,134
Series A, 5.00%, 4/1/2041	125,000	130,299
San Diego County, CA, Unified School District, General Obligation 4.00%, 7/1/2044	540,000	505,160
San Diego County, CA, Water Authority Revenue:
Series B, 4.00%, 5/1/2033	2,500,000	2,589,454
Series B, 4.00%, 5/1/2034	1,000,000	1,027,573
Series B, 5.00%, 5/1/2030	1,500,000	1,683,946
Series B, 5.00%, 5/1/2031	2,000,000	2,263,402
Series B, 5.00%, 5/1/2032	1,000,000	1,127,530
San Diego Public Facilities Financing Authority, CA , Revenue:
Series A, Class A, 4.00%, 8/1/2040	425,000	401,759
Series A, 5.00%, 10/15/2046	705,000	738,003
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2025	110,000	114,422
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	180,101
4.00%, 8/1/2029	400,000	411,505
5.00%, 8/1/2027	160,000	171,043
5.00%, 8/1/2029	235,000	251,082

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2031	$160,000	$170,950
5.00%, 8/1/2041	190,000	203,003
San Diego, CA, Unified School District, General Obligation:
Series D-2, 2.00%, 7/1/2045	3,405,000	1,984,440
Series F, 5.00%, 7/1/2045	150,000	153,178
Series I, Zero Coupon, 7/1/2037	405,000	205,063
Series I, Zero Coupon, 7/1/2039	310,000	140,230
Series K-2, Zero Coupon, 7/1/2032	750,000	498,816
Series R-4, 5.00%, 7/1/2024	235,000	242,390
Series R-4, 5.00%, 7/1/2028	250,000	262,969
Series R-5, 5.00%, 7/1/2029	260,000	277,757
Series SENIOR-1, 4.00%, 7/1/2033	100,000	100,828
San Dieguito Union High School District, General Obligation Series E-2, 3.00%, 8/1/2038	2,530,000	2,042,258
San Francisco Bay Area Rapid Transit District Sales Tax Revenue 4.00%, 7/1/2039	740,000	697,733
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C-1, 4.00%, 8/1/2030	825,000	863,137
Series C-1, 4.00%, 8/1/2035	1,610,000	1,626,276
Series C-1, 4.00%, 8/1/2045	2,590,000	2,329,154
Series D, 5.00%, 8/1/2029	160,000	168,403
San Francisco, CA, City & County:
3.00%, 4/1/2029	500,000	480,878
4.00%, 4/1/2041	500,000	454,743
Series B, 4.00%, 4/1/2038	530,000	496,113
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	535,000	491,875
Series A, 5.00%, 10/1/2029	100,000	105,341
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2024	135,000	140,148
San Francisco, CA, City & County, General Obligation:
4.00%, 6/15/2046	675,000	612,803
Series R1, 4.00%, 6/15/2032	735,000	751,959
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	107,986
5.00%, 11/1/2028	170,000	181,894
5.00%, 11/1/2031	500,000	533,855
5.00%, 11/1/2032	100,000	104,186
Security Description	Principal Amount	Value
5.00%, 11/1/2033	$680,000	$722,265
5.00%, 11/1/2034	335,000	354,333
Series B, 5.00%, 11/1/2041	1,400,000	1,452,813
Series B, 5.00%, 11/1/2042	350,000	363,203
Series B, 5.00%, 11/1/2043	1,070,000	1,110,365
Series D, 5.00%, 11/1/2032	715,000	770,309
Series D, 5.00%, 11/1/2033	260,000	279,301
Series D, 5.00%, 11/1/2034	330,000	353,168
San Francisco, CA, Unified School District, General Obligation Series F&C, 5.00%, 6/15/2028	100,000	102,952
San Joaquin, CA Assured Guaranty Municipal Corp., 4.00%, 11/15/2030 (b)	125,000	128,062
San Joaquin, CA, Delta Community College District, General Obligation Series A, 5.00%, 8/1/2026	140,000	146,756
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	180,000	188,507
San Jose, CA, Evergreen Community College District, General Obligation:
5.00%, 9/1/2024	130,000	134,384
Series B, 3.00%, 9/1/2036	700,000	587,236
San Jose, CA, General Obligation:
5.00%, 9/1/2042	500,000	532,090
Series C, 5.00%, 9/1/2034	760,000	828,033
San Juan, Unified School District, General Obligation:
2.13%, 8/1/2038	1,000,000	662,271
2.38%, 8/1/2040	1,000,000	666,168
2.38%, 8/1/2041	2,000,000	1,310,549
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	2,215,000	2,142,209
5.00%, 8/1/2035	350,000	369,768
5.00%, 8/1/2036	350,000	369,388
San Mateo County, CA, High School District Authority, General Obligation Series A, 2.25%, 9/1/2042	630,000	403,651
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	240,998
Series A, 5.00%, 6/1/2029	130,000	136,141
Series A, 5.00%, 6/1/2030	160,000	167,400
San Mateo Foster, CA, Powers Financing Authority Revenue 3.00%, 6/15/2046	850,000	616,340

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
San Mateo Foster, CA, Public Financing Authority Revenue:
4.00%, 8/1/2039	$2,750,000	$2,679,619
4.00%, 8/1/2044	3,200,000	2,882,476
5.00%, 8/1/2036	1,135,000	1,215,189
Santa Clara County Financing Authority Series A, 4.00%, 4/1/2038	650,000	627,638
Santa Clara County, CA, Financing Authority Revenue:
4.00%, 5/1/2036	515,000	508,199
5.00%, 5/1/2032	500,000	557,434
Series A, 3.00%, 5/1/2037	550,000	457,337
Series A, 3.25%, 4/1/2036	2,520,000	2,232,267
Series A, 3.50%, 4/1/2041	600,000	505,216
Series A, 3.63%, 4/1/2044	640,000	533,126
Series A, 4.00%, 4/1/2037	750,000	732,220
Series Q, 2.50%, 5/15/2029	140,000	129,401
Series Q, 4.00%, 5/15/2033	300,000	301,726
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	260,000	226,702
Series C, 3.25%, 8/1/2039	150,000	127,166
Series C, 5.00%, 8/1/2030	125,000	135,335
Series C, 5.00%, 8/1/2033	1,750,000	1,876,038
Santa Clara County, Valley Transportation Authority Revenue Series A, 5.00%, 6/1/2024	510,000	526,151
Santa Clara, CA, Unified School District, General Obligation:
3.00%, 7/1/2035	845,000	738,450
3.00%, 7/1/2036	250,000	213,534
Santa Clarita Community College District, General Obligation 3.00%, 8/1/2044	800,000	576,958
Santa Monica Community College District, General Obligation:
3.00%, 8/1/2032	880,000	795,402
3.00%, 8/1/2034	635,000	550,416
3.00%, 8/1/2042	1,575,000	1,215,491
Series A, 4.00%, 8/1/2039	2,350,000	2,256,545
Series A, 5.00%, 8/1/2043	1,750,000	1,838,901
Series D, 5.00%, 8/1/2043	1,025,000	1,040,988
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	198,958
5.00%, 7/1/2027	150,000	159,926
South San Francisco Public Facilities Financing Authority Revenue 4.00%, 6/1/2046	1,705,000	1,527,547
Southern California Public Power Authority Revenue:
Series A, 5.00%, 7/1/2031	505,000	530,133
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2032	$635,000	$665,584
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	268,659
Southern California, State Public Power Authority Revenue 5.00%, 4/1/2024	1,795,000	1,835,929
Southern, CA, Public Power Authority Revenue Series C, 5.00%, 7/1/2027	110,000	114,557
State Center Community College District, General Obligation:
Series B, 3.00%, 8/1/2037	2,000,000	1,636,509
Series B, 3.00%, 8/1/2038	1,865,000	1,483,828
State of California Department of Water Resources Revenue Series AX, 5.00%, 12/1/2024	2,000,000	2,082,537
State of California, General Obligation:
4.00%, 3/1/2024	2,000,000	2,025,225
4.00%, 10/1/2033	900,000	914,841
4.00%, 10/1/2034	900,000	910,297
4.00%, 10/1/2035	1,700,000	1,691,899
4.00%, 11/1/2035	2,440,000	2,429,237
4.00%, 10/1/2036	800,000	794,093
4.00%, 10/1/2039	640,000	616,949
4.00%, 3/1/2046	750,000	686,130
5.00%, 9/1/2025	4,500,000	4,733,083
5.00%, 11/1/2027	1,375,000	1,490,347
5.00%, 4/1/2028	2,955,000	3,219,365
5.00%, 8/1/2029	760,000	809,296
5.00%, 9/1/2029	800,000	886,240
5.00%, 11/1/2029	3,005,000	3,315,896
5.00%, 11/1/2031	1,195,000	1,314,903
5.00%, 12/1/2031	1,000,000	1,123,463
5.00%, 9/1/2032	3,000,000	3,373,952
5.00%, 10/1/2033	615,000	629,556
5.00%, 3/1/2034	810,000	876,931
5.00%, 12/1/2034	4,370,000	4,660,121
5.00%, 9/1/2041	1,500,000	1,605,081
5.00%, 12/1/2043	800,000	848,189
Sunnyvale, CL, Financing Authority Revenue 4.00%, 4/1/2045	1,900,000	1,709,941
Sweetwater, CA, Union High School District, General Obligation Series B, Assured Guaranty Municipal Corp., 3.38%, 8/1/2040 (b)	125,000	100,937
Turlock Irrigation District Revenue 5.00%, 1/1/2037	700,000	752,230
University of California, Revenue:
5.00%, 11/1/2033	350,000	363,203

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/2039	$530,000	$566,574
5.00%, 11/1/2040	1,345,000	1,426,525
Series A, 3.13%, 11/1/2036	225,000	194,475
Series A, 3.20%, 11/1/2037	270,000	231,944
Series A, 4.00%, 11/1/2035	300,000	298,194
Series A, 4.00%, 11/1/2037	555,000	543,307
Series A, 5.00%, 11/1/2022	500,000	500,753
Series A, 5.00%, 11/1/2025	1,140,000	1,202,522
Series A, 5.00%, 11/1/2028	120,000	127,380
Series A, 5.00%, 11/1/2031	205,000	220,012
Series A, 5.00%, 11/1/2032	120,000	126,203
Series A, 5.00%, 11/1/2035	1,450,000	1,550,594
Series A, 5.00%, 11/1/2036	265,000	275,617
Series A, 5.00%, 11/1/2037	2,400,000	2,564,332
Series A, 5.00%, 11/1/2038	165,000	172,119
Series A, 5.00%, 11/1/2043	1,125,000	1,174,042
Series AM, 5.00%, 5/15/2027	200,000	205,982
Series AO, 5.00%, 5/15/2026	110,000	115,475
Series AO, 5.00%, 5/15/2032	100,000	105,057
Series AO, 5.00%, 5/15/2040	110,000	112,790
Series AR, 4.00%, 5/15/2037	570,000	556,948
Series AR, 5.00%, 5/15/2030	580,000	617,419
Series AR, 5.00%, 5/15/2032	120,000	127,255
Series AR, 5.00%, 5/15/2034	500,000	526,711
Series AR, 5.00%, 5/15/2041	495,000	510,226
Series AV, 5.00%, 5/15/2026	510,000	544,050
Series AV, 5.00%, 5/15/2042	2,065,000	2,138,861
Series AY, 4.00%, 5/15/2035	100,000	100,337
Series AY, 5.00%, 5/15/2036	835,000	879,582
Series AZ, 4.00%, 5/15/2029	535,000	558,023
Series AZ, 5.00%, 5/15/2033	1,125,000	1,218,913
Series AZ, 5.00%, 5/15/2043	2,200,000	2,284,631
Series BE, 5.00%, 5/15/2038	3,000,000	3,218,199
Series BE, 5.00%, 5/15/2043	850,000	891,498
Series BH, 4.00%, 5/15/2046	1,720,000	1,551,421
Series C, 4.00%, 11/1/2045	2,650,000	2,391,605
Series I, 4.00%, 5/15/2045	200,000	180,098
Series I, 5.00%, 5/15/2027	145,000	152,086
Series I, 5.00%, 5/15/2030	180,000	189,174
Series I, 5.00%, 5/15/2031	335,000	352,127
Series I, 5.00%, 5/15/2032	145,000	152,183
Series K, 4.00%, 5/15/2036	265,000	262,618
Series K, 4.00%, 5/15/2046	315,000	282,247
Series K, 5.00%, 5/15/2031	460,000	487,999
Series K, 5.00%, 5/15/2033	800,000	845,795
Series M, 3.00%, 5/15/2037	800,000	668,548
Series M, 5.00%, 5/15/2028	100,000	108,101
Series M, 5.00%, 5/15/2030	200,000	215,783
Series M, 5.00%, 5/15/2032	295,000	316,636
Series M, 5.00%, 5/15/2036	250,000	262,915
Series O, 4.00%, 5/15/2048	250,000	222,168
Series O, 5.00%, 5/15/2039	2,200,000	2,313,506
Series Q, 4.00%, 5/15/2036	500,000	495,188
Security Description	Principal Amount	Value
Val Verde Unified School District, General Obligation Series B, Assured Guaranty Municipal Corp., 4.00%, 8/1/2046 (b)	$800,000	$716,181
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	456,576
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	275,000	230,266
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	174,803
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	209,151
Series A, 5.00%, 8/1/2031	295,000	308,434
Series A, 5.00%, 8/1/2035	265,000	275,088
West County Facilities Financing Authority Revenue 4.00%, 6/1/2046	1,500,000	1,346,004
West Hollywood Public Financing Authority Revenue:
4.00%, 4/1/2046	3,500,000	3,136,965
5.00%, 4/1/2044	525,000	555,573
Western Municipal Water District Facilities Authority Revenue Series A, 5.00%, 10/1/2038	725,000	783,616
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	204,828
		564,684,734
COLORADO — 2.6%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation Series A, 5.00%, 12/1/2031	485,000	511,879
Adams & Weld Counties School District No 27J Brighton 5.00%, 12/1/2042	1,000,000	1,041,572
Adams County School District No 1, General Obligation Series B, 5.00%, 12/1/2036	350,000	366,714
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2029	190,000	201,759
Arapahoe County, CO, chool District No. 5, Cherry Creek, General Obligation 5.00%, 12/15/2039	845,000	907,486

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Arapahoe County, CO, School District No. 6, General Obligation Series A, 5.00%, 12/1/2025	$925,000	$974,986
Aurora, CO, Water Revenue 5.00%, 8/1/2036	125,000	133,043
Board of Water Commissioners City & County of Denver, Revenue 5.00%, 12/15/2047	9,115,000	9,723,153
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation Series A, 5.00%, 12/15/2028	140,000	147,041
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2042	245,000	254,670
Series B, 4.00%, 12/1/2027	130,000	134,654
Series B, 5.00%, 12/1/2022	520,000	521,651
City & County of Broomfield CO Water Revenue:
4.00%, 12/1/2043	920,000	832,791
4.00%, 12/1/2046	900,000	793,956
City & County of Denver CO Revenue 4.00%, 8/1/2041	1,145,000	1,052,520
City of Colorado Springs CO Utilities System Revenue:
Series A, 4.00%, 11/15/2045	1,115,000	1,009,421
Series A, 5.00%, 11/15/2030	1,000,000	1,115,100
Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2023	530,000	540,822
Colorado, State:
Series A, 3.00%, 12/15/2036	1,085,000	866,003
Series A, 4.00%, 12/15/2037	1,800,000	1,688,265
Series A, 5.00%, 12/15/2030	1,905,000	2,062,604
Series A, 5.00%, 12/15/2033	2,655,000	2,888,844
Colorado, State Board of Governors University Enterprise System Revenue Series A, 4.00%, 3/1/2044	500,000	454,876
Colorado, State Building Excellent Schools Today:
Series L, 5.00%, 3/15/2025	150,000	155,931
Series L, 5.00%, 3/15/2027	600,000	639,115
Series M, 5.00%, 3/15/2031	500,000	536,378
Series R, 4.00%, 3/15/2045	2,350,000	2,104,737
Danver, CO, City & County, Revenue:
Series A, 4.00%, 8/1/2038	2,415,000	2,264,921
Series A, 4.00%, 8/1/2039	2,745,000	2,557,601
Series A-2, 0.01%, 8/1/2034	1,800,000	1,092,587
Series A-2, 0.01%, 8/1/2035	3,160,000	1,828,950
Security Description	Principal Amount	Value
Series A-2, 0.01%, 8/1/2038	$3,000,000	$1,502,742
Series A-2, 0.01%, 8/1/2039	3,000,000	1,429,448
Denver City & County, CO, Airport System Revenue Series B, 5.00%, 11/15/2047	3,670,000	3,788,322
Denver, CO, City & County School District No. 1, General Obligation:
3.00%, 12/1/2036	525,000	436,671
4.00%, 12/1/2037	2,450,000	2,387,218
5.00%, 12/1/2029	255,000	270,957
5.00%, 12/1/2033	515,000	561,019
Series A, 5.50%, 12/1/2024	260,000	272,536
Series A, 5.50%, 12/1/2028	100,000	110,319
Douglas & Elbert County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2030	565,000	618,330
El Paso County School District No 49 Falcon 4.00%, 12/15/2046	2,030,000	1,775,740
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2029	115,000	121,978
Grand County School District No 2 East Grand 4.00%, 12/1/2046	525,000	470,919
Larimer County School District No R-1 Poudre, General Obligation 5.00%, 12/15/2040	585,000	619,196
Larimer Weld & Boulder County School District R-2J Thompson, General Obligation:
5.00%, 12/15/2036	1,000,000	1,074,547
5.00%, 12/15/2037	1,750,000	1,865,852
5.00%, 12/15/2038	1,050,000	1,114,966
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	215,147
5.00%, 12/1/2030	160,000	172,039
5.25%, 12/1/2032	100,000	107,376
5.25%, 12/1/2033	250,000	267,953
5.50%, 12/1/2035	160,000	172,806
5.50%, 12/1/2037	500,000	538,563
Metro Wastewater Reclamation District Revenue Series A, 2.00%, 4/1/2039	535,000	350,424
Pitkin County School District No 1 Aspen, General Obligation 4.00%, 12/1/2039	550,000	511,466
Pueblo City Schools 5.00%, 12/15/2031	2,275,000	2,494,862

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Pueblo City Schools, General Obligation 5.00%, 12/15/2039	$1,340,000	$1,423,441
Pueblo City, CO School District, General Obligation 5.00%, 12/15/2027	625,000	677,915
Pueblo Country, CL, City Schools, General Obligation 3.00%, 12/15/2037	800,000	646,998
State of Colorado:
Series A, 4.00%, 12/15/2038	1,280,000	1,181,995
Series A, 4.00%, 12/15/2039	1,400,000	1,284,241
Series A, 5.00%, 12/15/2030	2,725,000	3,003,274
State of Colorado, Certificate Participation Series A, 5.00%, 12/15/2025	860,000	902,986
University of Colorado Authory, Revenue Series C-, 5.00%, 6/1/2046	500,000	527,489
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2027	140,000	146,158
Series A-2, 3.00%, 6/1/2033	75,000	66,264
Series A-2, 3.25%, 6/1/2037	340,000	281,709
Series A-2, 4.00%, 6/1/2038	505,000	473,145
Series A-2, 4.00%, 6/1/2043	310,000	278,778
Series A-2, 5.00%, 6/1/2023	275,000	278,398
Series B-1, 2.50%, 6/1/2028	175,000	161,674
Series B-1, 2.75%, 6/1/2029	320,000	298,433
Series B-1, 4.00%, 6/1/2036	105,000	107,600
Series B-1, 4.00%, 6/1/2038	415,000	388,822
Weld County School District No 6 Greeley, General Obligation 4.00%, 12/1/2045	1,210,000	1,100,670
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	104,883
Weld County, CO, School District No. RE-5J, General Obligation 4.00%, 12/1/2045	635,000	568,182
Weld County, CO, School District No.6, Greeley, General Obligation 5.00%, 12/1/2036	1,840,000	1,977,997
Windy Gap Firming Project Water Activity Enterprise, Revenue 5.00%, 7/15/2046	1,000,000	1,048,135
		79,584,613
CONNECTICUT — 2.6%
Connecticut State Health & Educational Facilities Authority, Revenue:
Series 2010-A, 0.25%, 7/1/2049 (c)	3,180,000	3,019,305
Security Description	Principal Amount	Value
Series X-2-REM, 0.25%, 7/1/2037 (c)	$2,650,000	$2,516,087
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 2/1/2029	2,500,000	2,736,406
Series A, 5.00%, 3/1/2029	50,000	51,982
Connecticut, State General Obligation:
Series B, 4.00%, 6/1/2024	1,375,000	1,392,912
Series B, 4.00%, 6/1/2030	750,000	767,154
Connecticut, State Health & Educational Facility Authority Revenue:
5.00%, 7/1/2029	550,000	610,874
Series S-RE, 5.00%, 7/1/2027	760,000	822,440
Hartford County, CT, General Obligation Series C, Assured Guaranty Municipal Corp., 4.00%, 11/1/2034 (b)	430,000	426,578
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series A, 4.00%, 9/1/2037	1,290,000	1,204,938
Series A, 4.00%, 9/1/2041	500,000	450,463
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2036	295,000	285,349
Series B, 5.00%, 8/1/2029	500,000	527,816
State of Connecticut, General Obligation:
3.00%, 1/15/2034	700,000	605,726
3.00%, 1/15/2037	615,000	506,350
3.00%, 1/15/2039	800,000	626,207
3.00%, 1/15/2040	2,000,000	1,533,304
4.00%, 1/15/2025	425,000	431,277
4.00%, 6/1/2025	500,000	508,396
4.00%, 1/15/2026	2,000,000	2,036,369
4.00%, 1/15/2034	2,000,000	1,968,217
4.00%, 1/15/2035	3,295,000	3,159,835
4.00%, 1/15/2036	2,825,000	2,652,205
4.00%, 6/1/2036	915,000	857,322
4.00%, 6/1/2037	825,000	769,525
4.00%, 1/15/2038	2,000,000	1,858,215
4.00%, 6/1/2038	500,000	463,963
5.00%, 1/15/2026	4,660,000	4,895,490
5.00%, 4/15/2028	650,000	701,329
5.00%, 4/15/2029	530,000	571,559
5.00%, 4/15/2033	575,000	618,005
Series 2021 A, 3.00%, 1/15/2032	1,825,000	1,645,868
Series 2021 A, 3.00%, 1/15/2040	2,300,000	1,763,299
Series B, 5.00%, 4/15/2028	600,000	647,380

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 2/15/2029	$750,000	$816,808
Series F, 5.00%, 9/15/2028	2,880,000	3,122,167
State of Connecticut, Special Tax Revenue:
3.13%, 5/1/2040	500,000	390,509
4.00%, 5/1/2036	1,000,000	954,796
4.00%, 5/1/2038	2,660,000	2,515,056
4.00%, 5/1/2039	800,000	750,752
4.00%, 11/1/2040	2,355,000	2,186,134
5.00%, 5/1/2028	4,225,000	4,556,462
5.00%, 10/1/2028	640,000	693,451
5.00%, 5/1/2029	1,000,000	1,090,367
5.00%, 11/1/2032	1,000,000	1,101,020
5.00%, 11/1/2033	1,200,000	1,311,100
5.00%, 5/1/2035	1,010,000	1,082,060
5.00%, 11/1/2035	640,000	692,531
5.00%, 11/1/2036	1,750,000	1,883,383
5.00%, 5/1/2040	500,000	525,473
Series A, 4.00%, 5/1/2037	2,000,000	1,894,602
Series A, 5.00%, 5/1/2025	2,000,000	2,083,415
Series A, Class A, 5.00%, 5/1/2030	660,000	725,998
Series A, 5.00%, 5/1/2033	1,025,000	1,117,965
Series A, 5.00%, 5/1/2034	2,500,000	2,711,487
Series A, 5.00%, 5/1/2035	2,045,000	2,207,173
Series C, 5.00%, 10/1/2024	515,000	533,192
Series C, 5.00%, 1/1/2028	750,000	805,737
Series C, 5.00%, 1/1/2032	1,800,000	1,991,659
		81,375,442
DELAWARE — 0.4%
Delaware, State General Obligation:
3.00%, 3/1/2032	50,000	47,461
3.13%, 3/1/2033	345,000	327,356
3.25%, 3/1/2035	385,000	360,277
3.25%, 3/1/2037	135,000	120,288
5.00%, 2/1/2026	2,000,000	2,116,539
5.00%, 3/1/2029	2,000,000	2,209,507
Series A, 2.00%, 1/1/2036	825,000	599,016
Series A, 5.00%, 2/1/2023	550,000	553,607
Series A, 5.00%, 1/1/2025	805,000	837,477
Series A, 5.00%, 2/1/2026	900,000	952,442
Series A, 5.00%, 2/1/2029	495,000	538,819
Series A, 5.00%, 2/1/2032	300,000	324,290
Series A, 5.00%, 2/1/2036	1,000,000	1,068,142
Series A, 5.00%, 2/1/2037	725,000	772,653
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2027	320,000	339,835
5.00%, 7/1/2030	1,000,000	1,117,088
5.00%, 7/1/2031	505,000	561,714
		12,846,511
Security Description	Principal Amount	Value
DISTRICT OF COLUMBIA — 2.1%
District of Columbia:
4.00%, 5/1/2038	$500,000	$482,171
4.00%, 5/1/2039	1,000,000	960,658
5.00%, 3/1/2035	700,000	751,131
5.00%, 3/1/2044	830,000	865,403
Series A, 5.00%, 7/1/2047	11,525,000	12,116,582
District of Columbia, General Obligation:
5.00%, 6/1/2029	510,000	548,602
5.00%, 10/15/2040	570,000	602,230
5.00%, 10/15/2044	1,100,000	1,154,301
Series A, 4.00%, 6/1/2035	225,000	224,883
Series A, 4.00%, 6/1/2037	285,000	269,326
Series A, 4.00%, 6/1/2041	325,000	301,254
Series A, 5.00%, 6/1/2032	330,000	348,534
Series A, 5.00%, 6/1/2033	300,000	316,031
Series A, 5.00%, 6/1/2034	225,000	236,442
Series A, 5.00%, 6/1/2037	195,000	200,319
Series A, 5.00%, 6/1/2038	500,000	513,002
Series A, 5.00%, 10/15/2038	750,000	795,083
Series A, 5.00%, 6/1/2041	285,000	294,152
Series A, 5.00%, 6/1/2043	2,130,000	2,225,575
Series B, 5.00%, 6/1/2026	985,000	1,046,228
Series D, 4.00%, 6/1/2033	1,230,000	1,222,746
Series D, 4.00%, 6/1/2034	400,000	395,303
Series D, 5.00%, 6/1/2023	100,000	101,235
Series D, 5.00%, 6/1/2032	505,000	533,363
Series D, 5.00%, 6/1/2035	1,000,000	1,049,223
Series D, 5.00%, 6/1/2036	305,000	318,423
Series D, 5.00%, 6/1/2038	1,000,000	1,044,374
Series D, 5.00%, 6/1/2041	500,000	518,114
Series E, 5.00%, 6/1/2024	900,000	926,584
Series E, 5.00%, 6/1/2025	170,000	177,875
Series E, 5.00%, 6/1/2032	145,000	152,463
Series E, 5.00%, 2/1/2034	660,000	717,082
District of Columbia, Income Tax Revenue 5.00%, 5/1/2027	650,000	699,151
District of Columbia, Revenue:
5.00%, 3/1/2033	555,000	603,480
5.00%, 5/1/2045	1,935,000	2,020,234
Series A, 2.63%, 3/1/2045	635,000	420,208
Series A, 4.00%, 3/1/2037	2,000,000	1,940,109
Series A, 5.00%, 3/1/2027	800,000	858,515
Series A, 5.00%, 3/1/2029	875,000	963,994
Series A, 5.00%, 3/1/2036	1,900,000	2,032,096
Series B, 5.00%, 10/1/2027	500,000	540,861
Series C, 4.00%, 5/1/2045	500,000	457,305
Series C, 5.00%, 10/1/2029	780,000	865,473
Series C, 5.00%, 5/1/2037	1,350,000	1,446,517
District of Columbia, Water & Sewer Authority Revenue:
Series A, VRN, 3.25%, 10/1/2037	180,000	152,950

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, VRN, 5.00%, 10/1/2032	$300,000	$312,941
Series A, VRN, 5.00%, 10/1/2035	675,000	700,306
Series A, VRN, 5.00%, 10/1/2036	470,000	487,154
Series A, VRN, 5.00%, 10/1/2039	485,000	500,941
Series B, VRN, 5.00%, 10/1/2043	1,250,000	1,299,068
Series C, VRN, 1.75%, 10/1/2054 (c)	1,000,000	970,245
Series C, VRN, 5.00%, 10/1/2025	110,000	113,929
Washington Convention & Sports Authority,Revenue Series A, 5.00%, 10/1/2024	500,000	516,196
Washington Metropolitan Area Transit Authority, Revenue:
5.00%, 7/15/2045	1,175,000	1,219,249
Series A, 3.00%, 7/15/2040	500,000	389,600
Series A, 3.00%, 7/15/2043	1,550,000	1,153,642
Series A, 4.00%, 7/15/2043	1,400,000	1,264,806
Series A, 4.00%, 7/15/2046	1,725,000	1,509,277
Series A, 5.00%, 7/15/2025	1,500,000	1,568,371
Series A, 5.00%, 7/15/2033	800,000	876,922
Series A, 5.00%, 7/15/2037	500,000	532,764
Series A, 5.00%, 7/15/2038	500,000	529,122
Series A, 5.00%, 7/15/2041	1,470,000	1,542,888
Series A-1, 5.00%, 7/1/2024	170,000	174,908
Series A-1, 5.00%, 7/1/2026	250,000	263,960
Series A-1, 5.00%, 7/1/2027	565,000	603,961
Series B, 5.00%, 7/1/2024	280,000	288,085
Series B, 5.00%, 7/1/2028	535,000	572,829
Series B, 5.00%, 7/1/2029	150,000	160,534
Series B, 5.00%, 7/1/2030	350,000	373,924
Series B, 5.00%, 7/1/2033	1,250,000	1,320,360
Series B, 5.00%, 7/1/2035	1,400,000	1,466,171
Series B, 5.00%, 7/1/2037	500,000	519,393
		65,641,131
FLORIDA — 3.4%
Alachua County School Board Assured Guaranty Municipal Corp., 5.00%, 7/1/2030 (b)	715,000	779,814
Broward County FL Water & Sewer Utility Revenue Series A, Class A, 5.00%, 10/1/2040	625,000	657,840
Broward County, FL, School District, General Obligation:
5.00%, 7/1/2038	500,000	531,017
5.00%, 7/1/2042	970,000	1,023,881
Broward County, FL, School District, Revenue 5.00%, 1/1/2047	2,225,000	2,315,518
Security Description	Principal Amount	Value
Broward County, FL, Tourist Development Tax Revenue 5.00%, 9/1/2025	$2,500,000	$2,564,310
Broward County, FL, Water & Sewer Utility Revenue Series A, 4.00%, 10/1/2043	750,000	693,452
Central Florida Expressway Authority Revenue Assured Guaranty Municipal Corp., 4.00%, 7/1/2038 (b)	730,000	680,503
City of Jacksonville FL Series A, 5.00%, 10/1/2034	500,000	533,498
City of Tallahassee FL Energy System Revenue 5.00%, 10/1/2030	500,000	518,340
City of Tampa FL Water & Wastewater System Revenue Series A, 4.00%, 10/1/2044	2,400,000	2,173,434
County of Broward FL Tourist Development Tax Revenue:
4.00%, 9/1/2035	1,000,000	944,977
4.00%, 9/1/2036	2,800,000	2,618,958
4.00%, 9/1/2040	2,000,000	1,815,717
5.00%, 9/1/2028	1,500,000	1,570,594
5.00%, 9/1/2032	655,000	705,694
County of Hillsborough FL Revenue 3.00%, 8/1/2046	2,250,000	1,616,122
County of Miami-Dade FL Transit System Series A, Class A, 4.00%, 7/1/2044	1,500,000	1,341,228
County of Miami-Dade FL Water & Sewer System Revenue:
4.00%, 10/1/2038	810,000	779,727
4.00%, 10/1/2041	1,420,000	1,311,761
4.00%, 10/1/2044	2,280,000	2,054,374
5.00%, 10/1/2034	725,000	769,390
5.00%, 10/1/2035	650,000	688,791
5.00%, 10/1/2046	775,000	806,119
Series A, 4.00%, 10/1/2039	510,000	477,490
Series B, 5.00%, 10/1/2027	505,000	540,257
County of Miami-Dade FL, General Obligation 5.00%, 7/1/2045	600,000	621,060
County of Polk FL Utility System Revenue 4.00%, 10/1/2043	2,900,000	2,628,465
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	227,771
Florida Department of Management Services:
Series A, 2.00%, 11/1/2038	725,000	478,827
Series A, 3.00%, 11/1/2035	1,000,000	826,274

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 3.00%, 11/1/2037	$950,000	$743,773
Florida, Department of Transportation Revenue:
3.00%, 7/1/2034	1,045,000	929,598
5.00%, 7/1/2032	525,000	568,435
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2024	170,000	175,161
Series B, 5.00%, 6/1/2023	195,000	197,473
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	335,000	339,569
Series A, 5.00%, 7/1/2024	740,000	762,635
Series A, 5.00%, 7/1/2025	430,000	449,805
Series A, 5.00%, 7/1/2026	245,000	260,008
Series A, 5.00%, 7/1/2027	515,000	553,783
Series B, 5.00%, 7/1/2023	485,000	491,615
Series B, 5.00%, 7/1/2025	320,000	334,739
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2026	130,000	133,598
Series A, 5.00%, 7/1/2023	270,000	273,642
Series A, 5.00%, 7/1/2025	105,000	109,977
Series A, 5.00%, 7/1/2026	350,000	365,652
Series A, 5.00%, 7/1/2027	545,000	586,042
Series A, 5.00%, 7/1/2028	275,000	298,917
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2023	195,000	197,834
Series A, 5.00%, 8/1/2025	170,000	178,098
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2025	160,000	167,787
Florida, State General Obligation:
5.00%, 7/1/2026	500,000	532,263
5.00%, 6/1/2027	890,000	959,174
5.00%, 6/1/2029	775,000	857,421
5.00%, 7/1/2029	500,000	537,155
Series A, 4.00%, 6/1/2037	225,000	225,100
Series A, 4.00%, 6/1/2038	475,000	467,017
Series A, 5.00%, 6/1/2023	635,000	643,054
Series A, 5.00%, 6/1/2027	500,000	522,640
Series A, 5.00%, 7/1/2027	125,000	132,657
Series B, 5.00%, 6/1/2024	500,000	515,178
Series B, 5.00%, 6/1/2027	100,000	102,872
Series B, 5.00%, 6/1/2028	895,000	966,669
Series B, 5.00%, 6/1/2030	135,000	145,128
Series C, 2.63%, 6/1/2037	300,000	226,084
Series C, 4.00%, 6/1/2031	310,000	314,150
Series C, 5.00%, 6/1/2025	60,000	61,753
Series C, 5.00%, 6/1/2026	175,000	180,026
Series C, 5.00%, 6/1/2027	500,000	530,370
Security Description	Principal Amount	Value
Series C, 5.00%, 6/1/2031	$1,000,000	$1,099,893
Series E, 2.38%, 6/1/2031	295,000	252,658
Series E, 5.00%, 6/1/2024	225,000	231,830
Series F, 5.00%, 6/1/2024	110,000	113,339
Series F, 5.00%, 6/1/2027	135,000	143,200
Series F, 5.00%, 6/1/2029	125,000	132,327
Florida's Turnpike Enterprise Revenue:
Series B, 2.00%, 7/1/2044	565,000	338,455
Series B, 2.13%, 7/1/2046	1,085,000	650,793
Series B, 3.00%, 7/1/2043	725,000	546,153
Series B, 5.00%, 7/1/2024	225,000	231,921
Series C, 5.00%, 7/1/2030	300,000	316,536
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	296,736
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	111,903
Series A, 5.00%, 10/1/2024	125,000	129,318
Series A, 5.00%, 10/1/2032	270,000	286,943
Series A, 5.00%, 10/1/2034	250,000	263,685
Series A, 5.00%, 10/1/2035	500,000	526,715
Series A, 5.00%, 10/1/2036	500,000	526,176
Series A, 5.00%, 10/1/2037	500,000	525,183
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	295,993
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2031	270,000	276,387
Series A, 5.00%, 10/1/2030	270,000	283,107
Series B, 5.00%, 10/1/2025	245,000	257,175
Series B, 5.00%, 10/1/2028	500,000	526,741
Jacksonville, FL, Transit Revenue 5.00%, 10/1/2027	395,000	411,649
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2035	385,000	397,865
JEA Water & Sewer System Revenue Series A, 5.00%, 10/1/2032	550,000	605,827
JEA, FL, Electric System Revenue:
Series A, 5.00%, 10/1/2033	65,000	66,086
Series B, 5.00%, 10/1/2029	215,000	228,680
Series B, 5.00%, 10/1/2030	125,000	132,592
Series III B, 3.38%, 10/1/2034	150,000	131,260
Series III B, 5.00%, 10/1/2026	265,000	279,173
JEA, FL, Water & Sewer System Revenue:
Series A, 3.00%, 10/1/2037	500,000	403,559
Series A, 3.25%, 10/1/2035	100,000	87,454

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 3.25%, 10/1/2036	$250,000	$214,967
Series A, 3.38%, 10/1/2041	615,000	493,967
Series A, 4.00%, 10/1/2039	425,000	391,118
Series A, 5.00%, 10/1/2028	185,000	198,525
Series A, 5.00%, 10/1/2029	295,000	316,417
Series A, 5.00%, 10/1/2034	625,000	675,358
Series A, 5.00%, 10/1/2035	585,000	631,017
JEA,FL, Water & Sewer System Revenue Series A, 5.00%, 10/1/2024	600,000	620,021
Lakeland, FL, Department of Electric Utilities Revenue 5.00%, 10/1/2025	125,000	131,394
Lee County School Board/The 5.00%, 8/1/2025	1,160,000	1,207,928
Miami Beach, FL, Water & Sewer Revenue 4.00%, 9/1/2042	475,000	429,920
Miami-Dade County, FL, General Obligation:
2.38%, 7/1/2040	955,000	655,494
5.00%, 7/1/2029	130,000	135,328
5.00%, 7/1/2034	500,000	520,420
Series A, 5.00%, 7/1/2023	200,000	202,684
Series A, 5.00%, 7/1/2029	210,000	221,499
Series B, 4.00%, 7/1/2035	100,000	100,165
Series B, 5.00%, 7/1/2029	405,000	415,724
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	191,412
Series B, 5.00%, 4/1/2027	305,000	321,326
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	247,524
5.00%, 3/15/2030	250,000	265,955
5.00%, 3/15/2036	505,000	521,568
5.00%, 3/15/2041	115,000	117,804
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	145,680
3.00%, 7/1/2038	585,000	467,516
3.13%, 7/1/2029	130,000	126,002
4.00%, 7/1/2045	1,930,000	1,714,069
Miami-Dade County, FL, Water & Sewer System Revenue:
Series A, 4.00%, 10/1/2044	500,000	446,268
Series B, 3.13%, 10/1/2039	500,000	396,950
Series B, 4.00%, 10/1/2049	1,000,000	874,634
Orange County, FL, School Board:
Series A, 5.00%, 8/1/2032	690,000	775,065
Series C, 5.00%, 8/1/2029	500,000	522,442
Series C, 5.00%, 8/1/2033	450,000	471,513
Series C, 5.00%, 8/1/2034	175,000	183,112
Series D, 5.00%, 8/1/2029	310,000	324,341
Security Description	Principal Amount	Value
Series D, 5.00%, 8/1/2031	$450,000	$470,817
Series D, 5.00%, 8/1/2032	110,000	115,089
Orange County, FL, Tourist Development Tax Revenue 5.00%, 10/1/2030	280,000	307,265
Orlando County, FL, Capital Improvement Special Revenue Series B, 5.00%, 10/1/2043	500,000	528,799
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2029	550,000	591,760
Series A, 5.00%, 10/1/2032	65,000	67,080
Palm Beach County, FL, School Board:
Series A, 5.00%, 8/1/2026	150,000	157,828
Series A, 5.00%, 8/1/2027	1,140,000	1,213,044
Series A, 5.00%, 8/1/2039	675,000	699,566
Series B, 5.00%, 8/1/2023	115,000	116,464
Series B, 5.00%, 8/1/2026	915,000	962,751
Series C, 5.00%, 8/1/2029	250,000	268,719
Series D, 5.00%, 8/1/2028	100,000	103,831
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	412,525
5.00%, 5/1/2038	450,000	468,739
Polk, FL, County School District Revenue:
5.00%, 10/1/2029	545,000	599,709
5.00%, 10/1/2031	500,000	542,651
5.00%, 10/1/2033	650,000	699,149
Port State Lucie, FL, Special Assessment:
Build America Mutual Assurance Company, 3.00%, 7/1/2037 (b)	410,000	337,046
Build America Mutual Assurance Company, 3.00%, 7/1/2041 (b)	510,000	388,447
3.25%, 7/1/2045	125,000	94,984
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	511,327
Series A, 4.00%, 6/1/2035	375,000	368,929
Series A, 5.00%, 6/1/2033	500,000	533,326
Series A, 5.00%, 6/1/2036	500,000	531,080
Series A, 5.00%, 6/1/2037	450,000	477,166
Sarasota County, FL, Utility System Revenue 5.25%, 10/1/2047	4,000,000	4,330,611
School District of Broward County, General Obligation 5.00%, 7/1/2045	625,000	662,089
South Florida Water Management District:
5.00%, 10/1/2027	165,000	173,832
5.00%, 10/1/2031	175,000	182,432
5.00%, 10/1/2032	300,000	312,242

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2035	$105,000	$108,555
5.00%, 10/1/2036	370,000	382,283
State of Florida Department of Transportation Revenue 3.00%, 7/1/2031	1,005,000	936,182
State of Florida Department of Transportation Turnpike System Revenue:
3.00%, 7/1/2046	2,220,000	1,603,966
Series A, 3.00%, 7/1/2036	590,000	479,720
Series A, 4.00%, 7/1/2036	560,000	546,402
State of Florida, General Obligation:
Series A, 5.00%, 6/1/2033	2,000,000	2,274,760
Series B, 5.00%, 6/1/2028	950,000	1,037,731
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	225,000	231,718
5.00%, 10/1/2032	195,000	201,929
5.00%, 10/1/2036	100,000	103,754
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	231,324
5.00%, 10/1/2036	600,000	615,702
Tampa, FL, Bay Water Revenue Series A, 5.00%, 10/1/2036	125,000	131,305
Tohopekaliga, FL, Water Authority Utility System Revenue:
4.00%, 10/1/2034	110,000	111,802
5.00%, 10/1/2023	125,000	127,310
University of Florida Department of Housing & Residence Education 2.25%, 7/1/2046	865,000	514,066
		104,982,300
GEORGIA — 2.0%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	135,101
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	219,346
5.00%, 7/1/2036	660,000	689,826
5.00%, 7/1/2038	495,000	515,160
Series A, 5.00%, 11/1/2034	425,000	449,565
Series B, 3.50%, 11/1/2043	225,000	187,722
Series B, 5.00%, 11/1/2028	560,000	604,784
City of Atlanta GA Department of Aviation Series A, Class A, 5.00%, 7/1/2047	5,000,000	5,176,246
City of Atlanta GA Water & Wastewater Revenue 5.00%, 11/1/2030	545,000	584,174
Security Description	Principal Amount	Value
City of Columbus, GA, General Obligation 5.00%, 1/1/2029	$1,965,000	$2,154,506
County of Forsyth GA, General Obligation 5.00%, 9/1/2023	1,650,000	1,677,742
Forsyth County School District, General Obligation 5.00%, 2/1/2032	570,000	629,164
Georgia Ports Authority:
5.00%, 7/1/2029	475,000	522,425
5.00%, 7/1/2031	2,375,000	2,642,898
5.00%, 7/1/2032	475,000	529,183
5.25%, 7/1/2043	1,685,000	1,810,881
Georgia Ports Authority Revenue 4.00%, 7/1/2037	1,000,000	955,003
Georgia State Road & Tollway Authority Revenue:
Series A-BIDD, 4.00%, 7/15/2035	500,000	501,508
Series A-BIDD, 4.00%, 7/15/2044	510,000	470,306
Georgia, State General Obligation:
Series A, 5.00%, 7/1/2026	525,000	559,258
Series A, 5.00%, 7/1/2028	900,000	985,664
Series A, 5.00%, 8/1/2028	1,195,000	1,310,194
Series A, 5.00%, 7/1/2031	165,000	179,636
Series A-1, 5.00%, 2/1/2026	215,000	227,598
Series A-2, 5.00%, 2/1/2025	250,000	256,070
Series A-2, 5.00%, 2/1/2031	505,000	541,604
Series C, 5.00%, 7/1/2030	510,000	550,655
Series C-1, 4.00%, 1/1/2025	300,000	305,659
Series E, 5.00%, 12/1/2025	360,000	380,120
Series F, 5.00%, 1/1/2024	545,000	557,548
Georgia, State Private Colleges & Universities Authority Revenue:
Series B, 3.00%, 10/1/2043	155,000	108,248
Series B, 4.00%, 10/1/2038	315,000	295,343
Gwinnett County School District, General Obligation 5.00%, 8/1/2026	3,065,000	3,266,770
Henry County School District, General Obligation 4.00%, 8/1/2024	1,465,000	1,486,851
Metropolitan Atlanta Rapid Transit Authority Revenue Series C, 3.25%, 7/1/2039	560,000	466,341
Private Colleges & Universities Authority:
Series A, 5.00%, 9/1/2029	13,500,000	14,946,501
Series A, 5.00%, 9/1/2032	4,000,000	4,534,437
Private Colleges & Universities Authority, Revenue:
Series B, 4.00%, 9/1/2041	780,000	714,428
Series B, 5.00%, 9/1/2025	860,000	902,589

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
State of Georgia, General Obligation:
4.00%, 8/1/2034	$1,315,000	$1,321,376
Series A, 3.00%, 7/1/2041	800,000	632,686
Series A, 4.00%, 7/1/2034	1,700,000	1,709,640
Series A, 4.00%, 7/1/2035	1,600,000	1,590,883
Series A, 4.00%, 7/1/2038	2,660,000	2,591,079
Series A, 5.00%, 7/1/2025	580,000	608,426
Series A-BIDDING GROUP 1, 5.00%, 7/1/2029	810,000	898,613
		62,383,757
HAWAII — 0.8%
City & County Honolulu HI Wastewater System Revenue:
5.00%, 7/1/2036	1,000,000	1,068,780
Series A, 4.00%, 7/1/2044	500,000	446,364
City & County of Honolulu HI, General Obligation:
5.00%, 9/1/2030	1,735,000	1,890,811
5.00%, 9/1/2030 (c)	1,200,000	1,213,883
5.00%, 8/1/2032	565,000	617,633
City & County of Honolulu, HI, General Obligation:
4.00%, 7/1/2041	500,000	463,383
5.00%, 3/1/2026	710,000	749,037
5.00%, 3/1/2027	500,000	534,661
5.00%, 7/1/2033	750,000	822,282
Series B, 5.00%, 3/1/2025	550,000	572,713
Hawaii, State General Obligation:
5.00%, 10/1/2030	660,000	707,955
Series EO, 5.00%, 8/1/2026	185,000	190,814
Series EY, 5.00%, 10/1/2026	640,000	672,177
Series EY, 5.00%, 10/1/2027	675,000	708,346
Series FB, 4.00%, 4/1/2029	495,000	506,617
Series FE, 5.00%, 10/1/2024	260,000	269,133
Series FG, 4.00%, 10/1/2032	300,000	303,370
Series FG, 5.00%, 10/1/2029	395,000	419,449
Series FH, 4.00%, 10/1/2031	285,000	290,089
Series FH, 5.00%, 10/1/2027	370,000	393,756
Series FK, 4.00%, 5/1/2023	110,000	110,580
Series FK, 5.00%, 5/1/2034	480,000	505,428
Series FN, 5.00%, 10/1/2022	300,000	300,000
Series FN, 5.00%, 10/1/2025	335,000	351,550
Series FT, 4.00%, 1/1/2037	100,000	96,883
Series FT, 5.00%, 1/1/2023	700,000	703,302
Series FT, 5.00%, 1/1/2027	115,000	122,653
Series FT, 5.00%, 1/1/2036	250,000	263,878
Series FW, 5.00%, 1/1/2037	1,500,000	1,593,076
Hawaii, State Highway Revenue:
5.00%, 1/1/2036	500,000	539,514
Series B, 5.00%, 1/1/2025	200,000	207,629
Series B, 5.00%, 1/1/2027	215,000	228,015
Series B, 5.00%, 1/1/2029	265,000	279,988
Security Description	Principal Amount	Value
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	$65,000	$67,022
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2042	305,000	278,519
Series A, 5.00%, 7/1/2035	500,000	529,044
Series A, 5.00%, 7/1/2036	255,000	265,414
Series B, 4.00%, 7/1/2032	560,000	568,190
Series B, 5.00%, 7/1/2024	170,000	175,258
Honolulu, HI, City & County, General Obligation:
5.00%, 3/1/2031	500,000	553,119
Series A, 5.00%, 10/1/2028	150,000	157,148
Series A, 5.00%, 10/1/2032	185,000	192,264
Series A, 5.00%, 9/1/2034	1,750,000	1,876,269
Series B, 5.00%, 10/1/2029	530,000	554,334
Series B, 5.00%, 10/1/2030	210,000	219,094
Series C, 3.00%, 8/1/2040	1,000,000	775,236
Series C, 5.00%, 7/1/2035	915,000	990,723
Series D, 5.00%, 9/1/2023	320,000	325,467
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	552,080
		26,222,930
IDAHO — 0.2%
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	85,152
5.00%, 8/1/2030	250,000	265,066
Idaho Housing & Finance Association 5.00%, 8/15/2047	3,500,000	3,652,953
Idaho Housing & Finance Association Sales Tax Revenue:
5.00%, 8/15/2037	500,000	541,658
5.00%, 8/15/2039	750,000	808,381
		5,353,210
ILLINOIS — 2.5%
Champaign County Community Unit School District No 4 Champaign, General Obligation:
5.00%, 1/1/2027	730,000	769,478
5.00%, 1/1/2031	545,000	570,706
5.00%, 1/1/2034	500,000	530,832
Chicago Park District, General Obligation Build America Mutual Assurance Company, 4.00%, 1/1/2042 (b)	500,000	424,150

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Chicago Transit Authority Sales Tax Receipts Fund, Rvenue Series A, Build America Mutual Assurance Company, 5.00%, 12/1/2046 (b)	$1,000,000	$1,040,627
Chicago, IL, Waterworks Revenue Assured Guaranty Municipal Corp., 5.25%, 11/1/2031 (b)	250,000	267,137
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	623,530
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation Series B, 5.00%, 12/1/2028	535,000	580,412
County of Cook IL Sales Tax Revenue Series A, 4.00%, 11/15/2040	1,745,000	1,558,635
Illinois State Toll Highway Authority 5.00%, 1/1/2031	2,000,000	2,174,940
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	275,000	275,476
4.00%, 1/1/2025	350,000	355,235
4.00%, 7/1/2025	385,000	391,901
4.00%, 12/1/2035	620,000	588,892
4.00%, 7/1/2038	2,250,000	2,134,116
4.00%, 7/1/2039	1,215,000	1,145,603
4.00%, 7/1/2040	20,660,000	22,410,387
5.00%, 7/1/2023	165,000	167,080
5.00%, 1/1/2024	455,000	464,414
5.00%, 7/1/2024	430,000	442,268
5.00%, 7/1/2025	150,000	156,588
5.00%, 1/1/2027	285,000	299,874
5.00%, 7/1/2027	1,065,000	1,139,424
5.00%, 1/1/2028	250,000	266,810
5.00%, 7/1/2028	125,000	130,896
5.00%, 7/1/2029	165,000	172,473
5.00%, 1/1/2030	350,000	365,415
5.00%, 7/1/2030	400,000	438,130
5.00%, 7/1/2031	2,000,000	2,182,321
5.00%, 7/1/2032	520,000	550,879
5.00%, 7/1/2033	1,120,000	1,196,751
5.00%, 7/1/2036	125,000	131,260
Series A, 5.00%, 10/1/2032	750,000	831,172
Series A, 5.00%, 10/1/2038	485,000	520,670
Illinois, State Finance Clean Water Trust, Revenue:
4.00%, 7/1/2033	1,000,000	991,015
4.00%, 7/1/2038	2,000,000	1,896,992
5.00%, 7/1/2030	555,000	614,781
Illinois, State Toll Highway Authority Revenue:
4.00%, 1/1/2042	2,250,000	2,065,224
5.00%, 1/1/2039	610,000	633,435
Security Description	Principal Amount	Value
5.00%, 1/1/2043	$435,000	$447,545
Series A, Class A, 4.00%, 1/1/2046	615,000	546,490
Series A, 5.00%, 12/1/2032	60,000	62,330
Series A, 5.00%, 1/1/2035	480,000	500,320
Series A, 5.00%, 1/1/2042	500,000	509,668
Series A, 5.00%, 1/1/2045	2,055,000	2,101,984
Series B, 5.00%, 1/1/2030	935,000	1,025,301
Series B, 5.00%, 1/1/2036	215,000	223,450
Series B, 5.00%, 1/1/2037	445,000	453,077
Series B, 5.00%, 1/1/2040	835,000	855,069
Series C, 5.00%, 1/1/2028	315,000	325,034
Series C, 5.00%, 1/1/2036	215,000	220,202
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	385,000	392,212
Series D, 5.00%, 1/1/2032	410,000	417,630
Series D, 5.00%, 1/1/2035	485,000	493,552
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation 5.00%, 1/1/2027	300,000	311,047
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	510,000	507,794
Metropolitan Water Reclamation District of Greater Chicago, General obligation Series C, 5.00%, 12/1/2031	850,000	930,437
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	486,803
Series A, 5.00%, 12/1/2028	350,000	371,204
Sales Tax Securitization Corp.:
Series A, 5.00%, 1/1/2030	8,500,000	9,029,910
Series A, 5.00%, 1/1/2031	750,000	799,166
Series A, 5.00%, 1/1/2040	2,500,000	2,549,771
Sales Tax Securitization Corp., Revenue:
Series A, 5.00%, 1/1/2029	975,000	1,019,323
Series A, 5.00%, 1/1/2035	725,000	745,353
Series A, Build America Mutual Assurance Company, 5.00%, 1/1/2037 (b)	900,000	937,632
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	232,949
		77,995,182

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
INDIANA — 1.0%
City of Fishers, IN, Sewage Works Revenue Build America Mutual Assurance Company, 4.00%, 7/1/2045 (b)	$1,400,000	$1,237,343
Indiana Finance Authority 5.00%, 10/1/2034	12,685,000	13,899,925
Indiana, Finance Authority Revenue:
4.00%, 10/1/2039	500,000	466,108
4.00%, 8/1/2041	300,000	308,259
Build America Mutual Assurance Company, 4.00%, 10/1/2046 (b)	500,000	448,078
5.00%, 2/1/2027	110,000	116,915
5.00%, 2/1/2033	925,000	986,438
5.00%, 2/1/2034	500,000	531,162
Series A, 5.00%, 6/1/2028	145,000	156,837
Series A, 5.00%, 6/1/2035	645,000	697,655
Series A, 5.00%, 2/1/2037	975,000	1,038,471
Series A, 5.00%, 2/1/2039	520,000	552,511
Series C, 5.00%, 12/1/2023	145,000	148,057
Series C, 5.00%, 12/1/2024	380,000	393,023
Series C, 5.00%, 12/1/2025	385,000	403,678
Series C, 5.00%, 6/1/2027	225,000	239,619
Series C, 5.00%, 6/1/2028	270,000	287,003
Series C, 5.00%, 2/1/2029	795,000	856,489
Indiana, State Finance Authority Revenue Series A, 5.00%, 6/1/2026	680,000	720,821
Indiana, University Revenue:
Series A, 5.00%, 6/1/2023	100,000	101,262
Series W-2, 5.00%, 8/1/2026	340,000	350,198
Indianapolis City, Public Utilities Water System Revenue Series A, 5.00%, 10/1/2033	1,000,000	1,072,620
Indianapolis, IN, Local Public Improvement Bond Bank Revenue:
4.00%, 1/1/2037	670,000	648,419
5.00%, 1/1/2036	610,000	647,136
Series A, 4.00%, 2/1/2038	500,000	473,983
Series A, 5.00%, 2/1/2023	605,000	608,849
Series A, 5.00%, 2/1/2030	500,000	545,363
Series A, 5.00%, 2/1/2044	2,010,000	2,097,301
Purdue University Authority Revenue Series EE, 5.00%, 7/1/2035	500,000	541,379
		30,574,902
IOWA — 0.4%
Iowa Finance Authority Series A, 5.00%, 8/1/2027	3,600,000	3,883,673
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	100,000	101,560
Security Description	Principal Amount	Value
5.00%, 8/1/2024	$625,000	$645,767
5.00%, 8/1/2037	350,000	371,344
5.00%, 8/1/2046	760,000	796,739
Series A, 5.00%, 8/1/2034	500,000	546,745
Series A, 5.00%, 8/1/2035	1,595,000	1,738,125
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2041	400,000	413,871
Iowa, State General Obligation Series A, 5.00%, 6/1/2034	2,000,000	2,166,730
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	101,212
Series A, 5.00%, 6/1/2028	100,000	105,578
		10,871,344
KANSAS — 0.3%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	378,171
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation Series B, 4.00%, 9/1/2036	575,000	548,252
Johnson County KS General Obligation Series A, 5.00%, 9/1/2029	550,000	593,973
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series B, 4.00%, 10/1/2036	420,000	414,791
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	200,000	203,363
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2025	850,000	891,129
5.00%, 9/1/2026	490,000	513,154
5.00%, 9/1/2027	390,000	408,098
5.00%, 9/1/2030	660,000	686,349
5.00%, 9/1/2034	270,000	278,592
Series A, 3.00%, 9/1/2024	150,000	148,073
Series A, 5.00%, 9/1/2026	1,700,000	1,808,343
Series A, 5.00%, 9/1/2029	290,000	299,073
Series A, 5.00%, 9/1/2037	275,000	291,025
Sedgwick County Unified School District No 260 Derby, General Obligation:
4.00%, 9/1/2028	500,000	515,170
Series B, 5.00%, 10/1/2040	500,000	533,453

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	$105,000	$106,628
		8,617,637
KENTUCKY — 0.2%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2024	100,000	102,836
Series A, 5.00%, 7/1/2025	160,000	166,814
Series B, 5.00%, 7/1/2024	125,000	128,545
Series B, 5.00%, 7/1/2025	230,000	239,794
Series B, 5.00%, 7/1/2026	120,000	126,571
Louisville and Jefferson County Metropolitan Sewer District Revenue Series A, 2.25%, 5/15/2043	700,000	429,500
Louisville/Jefferson County Metropolitan Gov't:
Series A, Class A, 5.00%, 4/1/2025	1,725,000	1,797,750
Series A, 5.00%, 4/1/2032	3,345,000	3,736,756
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	360,000	304,405
Series A, 3.25%, 4/1/2039	255,000	212,669
Series A, 5.00%, 10/1/2026	150,000	157,878
		7,403,518
LOUISIANA — 0.6%
East Baton Rouge, LA, Sewer Commission Revenue:
Series A, 1.30%, 2/1/2041 (c)	755,000	627,655
Series A, 4.00%, 2/1/2038	630,000	605,883
Series A, 4.00%, 2/1/2039	2,000,000	1,896,394
Greater New Orleans, Expressway Commission Revenue Assured Guaranty Municipal Corp., 5.00%, 11/1/2047 (b)	305,000	313,245
Jefferson Parish Consolidated Waterworks District No 2 Revenue Build America Mutual Assurance Company, 4.00%, 2/1/2034 (b)	740,000	738,337
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue Assured Guaranty Municipal Corp., 4.00%, 10/1/2041 (b)	100,000	90,467
Louisiana, State Gas & Fuels Tax Revenue:
Series B, 5.00%, 5/1/2023	265,000	267,896
Series B, 5.00%, 5/1/2025	635,000	662,722
Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2026	$100,000	$105,950
Series C, 5.00%, 5/1/2027	500,000	533,857
Series C, 5.00%, 5/1/2028	250,000	267,761
Series C, 5.00%, 5/1/2030	405,000	434,647
Series C, 5.00%, 5/1/2037	325,000	343,294
Louisiana, State General Obligation:
Series A, 5.00%, 9/1/2027	560,000	603,228
Series A, Class A, 5.00%, 3/1/2030	575,000	634,884
Series A, 5.00%, 9/1/2030	1,365,000	1,483,766
Series A, 5.00%, 3/1/2033	750,000	813,565
Series A, 5.00%, 3/1/2034	750,000	810,460
Series A, 5.00%, 3/1/2035	740,000	794,510
Series A, 5.00%, 3/1/2036	680,000	728,643
Series A, 5.00%, 3/1/2037	500,000	535,397
Series B, 4.00%, 10/1/2034	285,000	288,464
Series B, 4.00%, 10/1/2035	230,000	230,747
Series B, 4.00%, 10/1/2036	250,000	248,943
Series B, 5.00%, 10/1/2026	875,000	932,529
Series B, 5.00%, 8/1/2027	280,000	296,463
Series C, 5.00%, 8/1/2023	210,000	213,103
Series D, 5.00%, 9/1/2029	390,000	411,774
Series D-1, 5.00%, 12/1/2028	350,000	361,699
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2031	70,000	72,126
State of Louisiana, General Obligation:
5.00%, 3/1/2037	1,225,000	1,315,287
Series A, 5.00%, 4/1/2030	500,000	539,072
Series A, 5.00%, 3/1/2039	500,000	530,287
		18,733,055
MAINE — 0.1%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2027	700,000	751,897
Series D, 5.00%, 6/1/2026	110,000	116,564
Series D, 5.00%, 6/1/2028	1,435,000	1,561,322
Maine, State Governmental Facilities Authority Revenue 4.00%, 10/1/2033	1,100,000	1,109,942
Maine, State Turnpike Authority Revenue:
Series A, 4.00%, 11/1/2039	425,000	389,675
Series C, 5.00%, 11/1/2027	130,000	134,559
Series C, 5.00%, 11/1/2037	155,000	164,903
		4,228,862
MARYLAND — 4.0%
Baltimore, MD, General Obligation:
4.00%, 3/1/2033	1,460,000	1,489,834
4.00%, 3/1/2034	565,000	568,371
5.00%, 3/1/2025	1,050,000	1,095,346
5.00%, 3/1/2026	775,000	821,207
5.00%, 3/1/2031	850,000	945,603

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Baltimore, MD, Revenue:
5.00%, 3/1/2028	$700,000	$757,791
Series A, 4.00%, 7/1/2044	3,230,000	2,917,032
Series A, 4.00%, 7/1/2045	2,795,000	2,509,828
Series A, 5.00%, 7/1/2046	230,000	237,210
Series B, 4.00%, 7/1/2035	330,000	323,611
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,324,387
Series B, 5.00%, 10/15/2024	250,000	258,993
Series B, 5.00%, 10/15/2027	500,000	540,658
County of Anne Arundel MD, General Obligation:
5.00%, 10/1/2029	995,000	1,105,348
5.00%, 10/1/2038	530,000	570,190
5.00%, 10/1/2042	545,000	582,087
County of Baltimore MD:
5.00%, 3/1/2031	1,800,000	2,001,071
5.00%, 3/1/2032	2,260,000	2,527,391
County of Baltimore MD, General Obligation:
4.00%, 3/1/2038	1,250,000	1,191,323
5.00%, 3/1/2029	900,000	992,632
County of Frederick MD, General Obligation Series A, 4.00%, 10/1/2032	1,750,000	1,801,368
County of Montgomery, MD, General Obligation:
5.00%, 11/1/2025	540,000	569,291
Series A, 5.00%, 11/1/2032	575,000	625,094
Series D, 4.00%, 11/1/2029	525,000	541,033
Harford County, MD, General Obligation:
Series B, 5.00%, 7/1/2026	500,000	532,445
Series B, 5.00%, 7/1/2028	500,000	547,042
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2031	3,000,000	3,254,175
Series D, 5.00%, 2/15/2026	520,000	550,626
Series D, 5.00%, 2/15/2029	1,970,000	2,145,525
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2027	1,020,000	1,083,734
5.00%, 5/1/2031	4,925,000	5,262,882
5.00%, 5/1/2034	2,000,000	2,123,347
5.00%, 5/1/2038	200,000	210,854
Maryland, State Department of Transportation Revenue:
3.25%, 7/1/2036	150,000	130,252
4.00%, 9/1/2025	445,000	455,024
4.00%, 12/15/2025	290,000	292,737
4.00%, 11/1/2027	850,000	863,262
4.00%, 7/1/2045	2,525,000	2,267,376
5.00%, 12/15/2023	175,000	178,891
5.00%, 2/1/2024	345,000	347,195
5.00%, 11/1/2026	105,000	108,758
Security Description	Principal Amount	Value
5.00%, 5/1/2027	$1,435,000	$1,497,996
5.00%, 10/1/2028	525,000	560,040
5.00%, 10/1/2033	520,000	570,168
Series A, 5.00%, 7/1/2030	2,450,000	2,719,177
Series A, 5.00%, 7/1/2046	2,475,000	2,615,842
Maryland, State General Obligation:
4.00%, 6/1/2030	100,000	101,084
5.00%, 8/1/2023	2,000,000	2,031,196
5.00%, 6/1/2024	605,000	623,366
5.00%, 8/1/2028	1,460,000	1,599,114
5.00%, 8/1/2031	825,000	898,880
5.00%, 8/1/2032	560,000	621,272
5.00%, 3/15/2033	1,995,000	2,198,650
5.00%, 6/1/2033	9,460,000	10,665,055
Series A, 4.00%, 3/15/2030	1,760,000	1,808,371
Series A, 5.00%, 8/1/2023	260,000	264,055
Series A, 5.00%, 3/1/2025	210,000	211,666
Series A, 5.00%, 3/15/2025	1,020,000	1,064,729
Series A, 5.00%, 8/1/2025	360,000	378,045
Series A, 5.00%, 3/1/2026	225,000	226,785
Series A, 5.00%, 3/15/2026	1,060,000	1,123,868
Series A, 5.00%, 8/1/2026	510,000	543,763
Series A, 5.00%, 3/15/2027	1,130,000	1,214,772
Series A, 5.00%, 3/15/2028	2,330,000	2,527,069
Series A, 5.00%, 8/1/2028	3,245,000	3,554,194
Series A, 5.00%, 3/15/2029	1,350,000	1,489,687
Series A, 5.00%, 8/1/2029	2,000,000	2,217,233
Series A, 5.00%, 3/15/2030	500,000	544,404
Series A, 5.00%, 8/1/2030	515,000	576,088
Series A, 5.00%, 3/15/2031	1,060,000	1,150,798
Series A, 5.00%, 8/1/2031	2,050,000	2,256,480
Series A GROUP 2, 4.00%, 3/15/2035	1,260,000	1,251,559
Series B, 4.00%, 8/1/2025	180,000	184,095
Series B, 5.00%, 8/1/2025	2,120,000	2,226,263
Series B, 5.00%, 8/1/2026	2,030,000	2,164,390
Series B, 5.00%, 8/1/2027	3,965,000	4,284,799
Series C, 3.00%, 8/1/2026	3,500,000	3,472,635
Series C, 4.00%, 3/1/2028	3,000,000	3,112,334
Series C, 5.00%, 8/1/2024	1,350,000	1,394,856
Series GRO, 5.00%, 3/15/2029	675,000	744,844
Montgomery, MD, State General Obligation:
Series A, 3.00%, 8/1/2032	900,000	828,815
Series A, 3.00%, 11/1/2034	500,000	446,229
Series B, 4.00%, 12/1/2025	355,000	358,045
Series B, 5.00%, 6/1/2023	500,000	506,341
Series B, 5.00%, 12/1/2024	105,000	107,226
Series C, 4.00%, 10/1/2030	410,000	422,390
Prince George County, MD, General Obligation Series A, 5.00%, 7/15/2025	525,000	550,927

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Prince George's County, MD, General Obligation:
Series A, 4.00%, 7/15/2032	$660,000	$673,538
Series A, 5.00%, 7/1/2023	500,000	507,041
Series A, 5.00%, 7/15/2025	675,000	708,335
Series B, 5.00%, 9/15/2029	525,000	582,902
Washington, MD, Suburban Sanitary Commission, Revenue:
2.00%, 12/1/2044	2,380,000	1,415,304
2.65%, 6/1/2026	500,000	481,657
3.00%, 6/1/2027	800,000	781,558
3.00%, 6/15/2034	285,000	256,850
4.00%, 6/1/2036	2,295,000	2,271,146
5.00%, 6/15/2024	200,000	206,037
5.00%, 6/1/2030	745,000	832,173
		125,276,960
MASSACHUSETTS — 3.3%
Boston, MA, General Obligation Series A, 5.00%, 3/1/2023	810,000	816,692
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2025	750,000	773,621
Series A, 5.00%, 6/15/2026	525,000	550,375
Commonwealth of Massachusetts Transportation Fund Revenue:
5.00%, 6/1/2035	590,000	602,152
5.00%, 6/1/2041	1,620,000	1,694,985
5.00%, 6/1/2043	530,000	560,394
Series A, 5.00%, 6/1/2024	120,000	123,446
Series A, 5.00%, 6/1/2027	160,000	164,713
Series A, 5.00%, 6/1/2032	2,235,000	2,288,600
Series A, 5.00%, 6/1/2034	865,000	883,340
Series A, 5.00%, 6/1/2043	105,000	108,547
Series A, 5.25%, 6/1/2043	3,000,000	3,164,387
Commonwealth of Massachusetts, General Obligation:
2.00%, 9/1/2042	1,600,000	1,011,801
2.38%, 9/1/2043	2,255,000	1,490,992
2.38%, 9/1/2044	1,650,000	1,066,499
2.38%, 9/1/2046	1,400,000	879,257
5.00%, 7/1/2026	600,000	638,061
5.00%, 5/1/2028	530,000	578,037
5.00%, 7/1/2030	500,000	557,097
5.00%, 1/1/2039	755,000	793,101
5.00%, 5/1/2042	530,000	555,074
5.00%, 5/1/2044	980,000	1,022,911
Series A, 5.00%, 1/1/2024	2,175,000	2,225,079
Series A, 5.00%, 7/1/2024	670,000	691,300
Series A, 5.00%, 7/1/2025	585,000	612,885
Series D, 5.00%, 2/1/2033	635,000	670,112
Security Description	Principal Amount	Value
Series E, 3.00%, 12/1/2023	$2,000,000	$1,997,943
Series E, 5.00%, 9/1/2037	525,000	553,203
Series E, 5.25%, 9/1/2043	690,000	727,451
Massachusetts School Building Authority, Revenue:
Series A, 5.00%, 8/15/2033	500,000	544,984
Series A, 5.00%, 2/15/2044	890,000	927,357
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Series C, 5.00%, 1/1/2034	760,000	817,028
Massachusetts, Bay Transportation Authority, Revenue Series A, 2.00%, 7/1/2028	140,000	125,185
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
4.00%, 5/1/2025	1,305,000	1,331,354
5.00%, 7/1/2029	850,000	933,789
Series A, Zero Coupon, 7/1/2032	2,000,000	1,335,262
Series A-1, 4.00%, 7/1/2039	550,000	517,099
Series A-2, 5.00%, 7/1/2041	640,000	663,584
Series A-2, 5.00%, 7/1/2042	2,295,000	2,376,108
Series B, 5.00%, 7/1/2026	250,000	261,582
Series B, 5.00%, 7/1/2030	145,000	151,717
Massachusetts, State Clean Water Trust Revenue:
5.00%, 8/1/2026	500,000	533,101
5.00%, 2/1/2031	250,000	263,258
Series 20, 5.00%, 2/1/2030	905,000	943,180
Series 20, 5.00%, 2/1/2042	50,000	51,512
Series 23B, 5.00%, 2/1/2026	805,000	851,907
Massachusetts, State College Building Authority Revenue:
Series A, 5.00%, 5/1/2031	750,000	830,996
Series A, 5.00%, 5/1/2032	600,000	667,955
Series A, 5.00%, 5/1/2037	250,000	261,245
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2026	840,000	882,701
5.00%, 4/1/2032	130,000	137,659
5.00%, 10/1/2033 (c)	500,000	507,767
Series A, 4.00%, 7/15/2036	575,000	572,404
Series A, 5.00%, 7/15/2027	100,000	106,550
Series A, 5.00%, 10/15/2027	2,000,000	2,169,397
Series A, 5.00%, 7/15/2028	115,000	122,490
Series A, 5.00%, 7/15/2030	140,000	149,273
Series T, 4.00%, 7/1/2042	100,000	90,012
Massachusetts, State General Obligation:
5.00%, 7/1/2027	600,000	647,099
5.00%, 7/1/2029	675,000	744,966
5.00%, 7/1/2040	520,000	550,493

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2045	$2,835,000	$2,973,523
Series A, 3.00%, 3/1/2035	3,645,000	3,188,354
Series A, 5.00%, 4/1/2034	100,000	105,089
Series A, 5.00%, 4/1/2036	190,000	198,488
Series A, 5.00%, 1/1/2037	100,000	104,823
Series A, 5.00%, 3/1/2037	110,000	111,986
Series A, 5.00%, 4/1/2037	150,000	156,297
Series A, 5.00%, 3/1/2038	100,000	101,756
Series A, 5.00%, 1/1/2042	135,000	140,223
Series A, 5.00%, 4/1/2042	250,000	258,426
Series A, 5.00%, 1/1/2044	3,000,000	3,107,447
Series A, 5.00%, 1/1/2045	1,150,000	1,189,982
Series A, 5.25%, 1/1/2044	800,000	844,318
Series B, 2.50%, 3/1/2043	500,000	342,793
Series B, 5.00%, 7/1/2023	800,000	811,620
Series B, 5.00%, 7/1/2024	900,000	928,611
Series B, 5.00%, 7/1/2025	1,500,000	1,571,501
Series B, 5.00%, 7/1/2027	115,000	124,027
Series B, 5.00%, 7/1/2028	830,000	907,178
Series B, 5.00%, 7/1/2030	250,000	278,548
Series B, 5.00%, 7/1/2036	100,000	103,748
Series C, 5.00%, 10/1/2027	350,000	378,771
Series D, 3.00%, 11/1/2038	750,000	606,848
Series D, 3.00%, 11/1/2041	2,200,000	1,702,917
Series D, 3.00%, 11/1/2042	1,975,000	1,504,280
Series D, 4.00%, 11/1/2035	1,290,000	1,262,155
Series D, 4.00%, 11/1/2036	900,000	877,236
Series D, 4.00%, 11/1/2037	2,000,000	1,944,639
Series D, 4.00%, 11/1/2041	650,000	605,693
Series D, 5.00%, 7/1/2023	605,000	613,787
Series D, 5.00%, 7/1/2027	250,000	269,624
Series E, 3.00%, 4/1/2044	180,000	134,365
Series E, 5.00%, 9/1/2027	965,000	1,043,127
Series E, 5.00%, 9/1/2029	380,000	380,485
Series E, 5.00%, 11/1/2045	1,735,000	1,822,902
Series F, 5.00%, 11/1/2040	510,000	530,654
Series G, 5.00%, 9/1/2029	500,000	552,923
Series H, 5.00%, 12/1/2022	195,000	195,635
Series I, 5.00%, 12/1/2034	395,000	412,733
Series J, 4.00%, 12/1/2039	225,000	216,461
Series J, 4.00%, 12/1/2045	150,000	136,330
Series J, 5.00%, 12/1/2036	110,000	114,499
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 4.00%, 8/15/2045	2,500,000	2,237,066
Series A, 5.00%, 2/15/2033	110,000	112,641
Series B, 4.00%, 2/15/2040	400,000	372,767
Series B, 5.00%, 11/15/2029	125,000	133,393
Series C, 5.00%, 8/15/2025	135,000	141,703
Series C, 5.00%, 11/15/2034	420,000	438,530
Massachusetts, State Water Resources Authority Revenue:
5.00%, 8/1/2043	510,000	540,003
Security Description	Principal Amount	Value
Series C-GREEN BOND, 4.00%, 8/1/2040	$160,000	$148,960
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,190,327
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,163,588
Series C, 5.00%, 1/1/2024	1,795,000	1,834,564
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	146,628
Series 1, 5.00%, 11/1/2032	1,000,000	1,079,591
Series 1, 5.00%, 11/1/2033	2,000,000	2,147,011
Series 1, 5.00%, 11/1/2039	40,000	41,427
Series 1, 5.00%, 11/1/2044	105,000	108,747
Series 1, 5.25%, 11/1/2042	825,000	866,529
Series 2019-1, 5.00%, 5/1/2029	2,270,000	2,496,151
Series 2021-1-SENIOR, 5.00%, 11/1/2026	2,780,000	2,971,643
Series 2021-1-SENIOR, 5.00%, 11/1/2029	710,000	786,989
		102,684,129
MICHIGAN — 0.8%
Bloomfield Hills School District, General Obligation 4.00%, 5/1/2045	500,000	449,160
Brighton Area School District, General Obligation Series A, 5.00%, 5/1/2030	550,000	598,505
Campbell Union High School District, General Obligation 5.00%, 5/1/2031	500,000	547,413
Lansing Board of Water & Light Revenue Series A, 5.00%, 7/1/2044	2,350,000	2,428,614
Macomb, MI, Interceptor Drain Drainage District, Special Assessment Series A, 5.00%, 5/1/2032	335,000	358,238
Michigan State Building Authority 5.00%, 10/15/2047	3,000,000	3,135,455
Michigan, State Building Authority Revenue:
5.00%, 4/15/2026	1,000,000	1,054,738
5.00%, 4/15/2030	155,000	161,948
5.00%, 4/15/2031	545,000	568,749
Series B, 5.00%, 2/15/2038	1,775,000	1,859,893
Series I, 5.00%, 10/15/2028	100,000	105,840
Series I, 5.00%, 10/15/2030	390,000	411,801
Series I, 5.00%, 10/15/2032	255,000	268,013
Series I, 5.00%, 10/15/2033	330,000	344,387
Series I, 5.00%, 4/15/2038	295,000	303,961
Series I, 5.00%, 4/15/2041	130,000	134,868

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Michigan, State Building Authority, General Obligation 5.00%, 5/15/2035	$1,940,000	$2,118,906
Michigan, State Finance Authority Revenue:
5.00%, 11/1/2034	285,000	304,211
5.00%, 11/1/2036	250,000	265,710
Series B, 5.00%, 10/1/2025	230,000	241,429
Series B, 5.00%, 10/1/2028	250,000	265,186
Series I, 4.00%, 10/15/2035	225,000	220,662
Series I, 5.00%, 4/15/2024	510,000	523,592
Series I, 5.00%, 4/15/2028	175,000	182,994
Michigan, State General Obligation:
3.00%, 5/1/2030	250,000	238,603
Series B, 5.00%, 11/1/2022	150,000	150,226
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	152,875
State of Michigan Trunk Line Revenue:
4.00%, 11/15/2044	500,000	457,024
5.00%, 11/15/2025	1,640,000	1,726,988
State of Michigan, General Obligation:
3.00%, 5/15/2036	1,140,000	941,789
4.00%, 5/15/2040	835,000	768,704
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	294,209
5.00%, 4/1/2040	465,000	492,565
Series A, 4.00%, 4/1/2045	700,000	640,451
Series A, 5.00%, 4/1/2025	225,000	235,148
Series A, 5.00%, 4/1/2026	575,000	610,454
Series A, 5.00%, 4/1/2034	450,000	477,099
Series A, 5.00%, 4/1/2042	545,000	585,552
		24,625,960
MINNESOTA — 1.4%
Anoka-Hennepin Independent School District No 11, General Obligation 3.00%, 2/1/2045	780,000	600,038
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	116,188
Series A, 4.00%, 2/1/2028	100,000	101,000
Series A, 5.00%, 2/1/2026	500,000	524,777
Elk River, Independent School District No 728, General Obligation Series A, 2.00%, 2/1/2034	845,000	637,566
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	536,672
5.00%, 12/15/2029	225,000	230,002
Security Description	Principal Amount	Value
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series C, 3.00%, 3/1/2027	$360,000	$346,858
Series C, 5.00%, 3/1/2025	125,000	130,280
Minneapolis, St. Paul Metropolitan Airports Commission Revenue Series C, 5.00%, 1/1/2036	100,000	103,190
Minnesota, State Revenue Series A, 5.00%, 6/1/2027	105,000	105,954
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2024	750,000	774,920
Series A, 5.00%, 8/1/2028	150,000	157,146
Series A, 5.00%, 10/1/2028	205,000	221,650
Series A, 5.00%, 8/1/2037	2,000,000	2,154,162
Series A, 5.00%, 8/1/2038	500,000	536,786
Series B, 4.00%, 8/1/2026	520,000	533,184
Series D, 5.00%, 10/1/2026	325,000	346,745
Series E, 5.00%, 10/1/2027	100,000	108,172
Minnesota, State Public Facilities Authority Revenue Series B, 4.00%, 3/1/2026	130,000	133,454
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	325,000	330,172
State of Minnesota, General Obligation:
4.00%, 9/1/2037	1,400,000	1,378,265
4.00%, 9/1/2038	1,540,000	1,498,093
Series A, 5.00%, 8/1/2025	3,590,000	3,764,984
Series A, 5.00%, 8/1/2027	640,000	690,728
Series B, 5.00%, 8/1/2024	10,690,000	11,045,195
Series B, 5.00%, 8/1/2026	2,325,000	2,474,602
Series D, 5.00%, 8/1/2025	5,265,000	5,521,627
Series D, 5.00%, 10/1/2028	540,000	583,858
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	508,450
Series A, 5.00%, 4/1/2041	350,000	360,698
Series A, 5.00%, 9/1/2041	200,000	209,328
Virginia, Independent School District No 706, General Obligation Series A, 5.00%, 2/1/2031	1,935,000	2,086,376
White Bear Lake Independent School District No 624:
Series A, Class A, 3.00%, 2/1/2031	1,000,000	924,870
Series A, Class A, 4.00%, 2/1/2029	2,080,000	2,120,024
		41,896,014

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
MISSISSIPPI — 0.2%
Mississippi, State Development Bank Revenue:
5.00%, 8/1/2027	$415,000	$439,701
Series A, 5.00%, 8/1/2027	250,000	264,880
Mississippi, State General Obligation:
4.00%, 6/1/2034	1,075,000	1,062,378
4.00%, 10/1/2041	965,000	896,652
Series A, 5.00%, 10/1/2027	330,000	347,072
Series A, 5.00%, 10/1/2032	415,000	448,915
Series A, 5.00%, 10/1/2034	135,000	146,032
Series B, 3.00%, 10/1/2035	795,000	673,991
Series B, 5.00%, 12/1/2026	110,000	117,633
Series B, 5.00%, 12/1/2028	250,000	266,607
Series B, 5.00%, 12/1/2031	150,000	160,107
Series B, Class B, 5.00%, 10/1/2033	510,000	552,803
Series B, 5.00%, 12/1/2033	120,000	122,530
Series B, 5.00%, 12/1/2034	100,000	106,738
Series B, 5.00%, 12/1/2036	100,000	106,738
Series C, 5.00%, 10/1/2027	195,000	205,088
Mississippi, State University Educational Building Corp., Revenue Series A, 4.00%, 8/1/2043	135,000	119,475
		6,037,340
MISSOURI — 0.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District 4.00%, 10/1/2034	1,380,000	1,375,987
County of State Louis MO Revenue Series A, 3.00%, 12/1/2031	500,000	450,783
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	565,230
Series A, 5.00%, 2/1/2028	225,000	242,750
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2040	320,000	302,942
Series A, 5.00%, 1/1/2029	120,000	123,972
Series A, 5.00%, 1/1/2032	100,000	107,505
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	326,965
Series A, 5.00%, 5/1/2037	350,000	368,071
Series B, 5.00%, 5/1/2034	220,000	226,051
Series C, 4.00%, 5/1/2041	1,000,000	1,002,496
Missouri, State Board of Public Buildings Revenue:
Series A, 4.00%, 4/1/2024	150,000	151,669
Series B, 4.00%, 10/1/2028	595,000	613,380
Security Description	Principal Amount	Value
Missouri, State Highways & Transit Commission, State Road Revenue,:
5.00%, 11/1/2024	$2,250,000	$2,333,500
Series B, 5.00%, 11/1/2024	500,000	518,556
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2025	405,000	416,274
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	25,000	25,584
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	200,000	202,956
		9,354,671
NEBRASKA — 0.3%
Lincoln City, NE, Electric System Revenue:
5.00%, 9/1/2030	2,000,000	2,141,483
5.00%, 9/1/2032	310,000	330,530
5.00%, 9/1/2034	310,000	329,075
Omaha Public Power District Series B, 5.00%, 2/1/2032	750,000	838,986
Omaha School District, General Obligation 2.00%, 12/15/2042	2,045,000	1,232,146
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	158,596
Series A, 5.00%, 2/1/2028	465,000	489,090
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2027	560,000	605,053
5.00%, 7/15/2028	500,000	546,492
5.00%, 7/15/2030	1,000,000	1,082,905
5.00%, 7/15/2031	725,000	812,749
Series A, 4.00%, 7/15/2030	500,000	508,101
		9,075,206
NEVADA — 0.9%
City of Henderson NV, General Obligation 4.00%, 6/1/2045	800,000	719,014
Clark County, NV, General Obligation:
3.00%, 7/1/2035	800,000	681,059
3.00%, 7/1/2039	500,000	411,130
4.00%, 7/1/2031	650,000	661,471
5.00%, 6/1/2025	430,000	449,247
5.00%, 6/1/2026	150,000	158,898
5.00%, 6/1/2027	110,000	117,959
5.00%, 11/1/2028	145,000	150,975
5.00%, 6/1/2031	850,000	930,125
Series A, 5.00%, 11/1/2024	180,000	186,460

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2026	$420,000	$444,263
Series A, 5.00%, 6/1/2027	140,000	150,129
Series A, 5.00%, 11/1/2029	575,000	605,437
Series A, 5.00%, 6/1/2036	810,000	857,773
Series A, 5.00%, 6/1/2037	2,485,000	2,626,304
Series A, 5.00%, 6/1/2038	545,000	574,962
Series B, 5.00%, 11/1/2023	110,000	112,113
Series B, 5.00%, 11/1/2024	170,000	176,101
Series B, 5.00%, 11/1/2025	100,000	105,124
Series B, 5.00%, 11/1/2026	180,000	191,770
Series B, 5.00%, 11/1/2028	120,000	127,517
Series B, 5.00%, 12/1/2030	525,000	571,312
Series B, 5.00%, 12/1/2033	1,020,000	1,098,820
Series B, 5.00%, 12/1/2035	950,000	1,013,739
Series C, 4.00%, 7/1/2033	1,500,000	1,511,963
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	108,158
5.00%, 7/1/2030	1,250,000	1,378,379
5.00%, 7/1/2036	125,000	130,610
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	102,435
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	131,792
5.00%, 7/1/2025	250,000	261,850
5.00%, 7/1/2027	200,000	211,817
County of Washoe NV Revenue 5.00%, 2/1/2042	2,200,000	2,308,041
Las Vegas Valley Water District Series A, 4.00%, 6/1/2042	2,230,000	2,067,780
Las Vegas Valley, NV, Water District, General Obligation:
4.00%, 6/1/2046	1,550,000	1,402,596
5.00%, 6/1/2026	605,000	642,392
Series A, 5.00%, 6/1/2027	175,000	185,443
Series A, 5.00%, 6/1/2029	850,000	933,981
Series A, 5.00%, 6/1/2031	125,000	131,270
Series A, 5.00%, 6/1/2032	100,000	104,806
Series A, 5.00%, 6/1/2037	200,000	206,698
Series B, 5.00%, 12/1/2025	150,000	156,909
Series C, 3.00%, 6/1/2033	850,000	743,799
Series C, 4.00%, 6/1/2036	500,000	485,625
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	290,395
Series C, 4.00%, 9/1/2037	140,000	132,415
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	750,000	690,399
5.00%, 12/1/2026	310,000	328,610
5.00%, 12/1/2028	560,000	592,229
5.00%, 12/1/2030	185,000	197,479
Security Description	Principal Amount	Value
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2031	$105,000	$110,335
5.00%, 7/1/2034	145,000	151,282
		28,821,190
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	650,000	612,711
NEW JERSEY — 0.5%
Hudson County, NJ, General Obligation 3.00%, 11/15/2041	1,700,000	1,273,797
Hudson County, NJ, Improvement Authority Revenue:
3.00%, 10/1/2039	1,980,000	1,504,157
4.00%, 10/1/2040	1,540,000	1,397,158
5.00%, 5/1/2041	500,000	513,390
Monmouth County Improvement Authority Revenue Series B, 5.00%, 12/1/2025	550,000	580,908
New Brunswick, NJ, Parking Authority Revenue Series A, 5.00%, 9/1/2032	120,000	125,447
New Jersey Educational Facilities Authority Revenue 5.00%, 3/1/2027	3,000,000	3,224,541
New Jersey, State Educational Facilities Authority Revenue:
Series C, 2.00%, 3/1/2039	500,000	350,799
Series C, 2.00%, 3/1/2041	1,635,000	1,104,191
Series I-PRINCETON UNIVERSITY, 4.00%, 7/1/2040	235,000	227,802
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2034	665,000	710,535
Ocean,NJ, General Obligation 2.25%, 9/15/2033	1,500,000	1,183,920
Toms River, NJ, Board of Education, General Obligation:
3.00%, 7/15/2032	1,440,000	1,268,462
3.00%, 7/15/2035	1,000,000	817,829
Union County, NJ, General Obligation Series A & B, 3.00%, 3/1/2027	1,410,000	1,381,725
		15,664,661
NEW MEXICO — 0.5%
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	216,487
Series 2017, 5.00%, 8/1/2025	230,000	240,576

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2017, 5.00%, 8/1/2027	$645,000	$684,830
Albuquerque, NM, Revenue Series B, 5.00%, 7/1/2039	1,000,000	1,072,871
New Mexico, State Finance Authority Revenue Series B1, 5.00%, 6/15/2027	115,000	118,221
New Mexico, State General Obligation 5.00%, 3/1/2024	255,000	261,346
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2025	120,000	125,624
Series B, 4.00%, 7/1/2023	100,000	100,630
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2023	365,000	369,951
Series A, 5.00%, 7/1/2025	645,000	675,227
Series A, 5.00%, 7/1/2030	600,000	665,490
Series B, 4.00%, 7/1/2024	200,000	202,723
Series B, 5.00%, 7/1/2026	100,000	106,162
State of New Mexico Severance Tax Permanent Fund, Revenue:
5.00%, 7/1/2032	7,500,000	8,439,274
Series A, 5.00%, 7/1/2031	1,000,000	1,115,992
State of New Mexico, General Obligation 5.00%, 3/1/2026	1,045,000	1,104,877
University of New Mexico, Revenue Series A, 2.25%, 6/1/2027	455,000	431,298
		15,931,579
NEW YORK — 20.2%
Battery Park City, NY, Authority Revenue:
Series B, 5.00%, 11/1/2038	500,000	538,297
Series B, 5.00%, 11/1/2040	500,000	535,394
Brookhaven, NY, General Obligation 5.00%, 5/1/2026	120,000	125,428
Build NYC Resource Corp., Revenue 4.00%, 11/1/2026	900,000	927,217
City of New York NY Series A-1, Class A, 4.00%, 8/1/2042	710,000	650,617
City of New York NY, General Obligation:
4.00%, 12/1/2043	435,000	395,900
4.00%, 3/1/2047	1,000,000	891,701
5.00%, 3/1/2027	600,000	641,339
5.00%, 8/1/2028	660,000	701,053
5.00%, 8/1/2033	500,000	542,295
5.00%, 12/1/2036	550,000	573,841
5.25%, 10/1/2030	560,000	602,463
Security Description	Principal Amount	Value
Series 1, 5.00%, 8/1/2027	$595,000	$639,406
Series 1-REMK 3/24/21, 5.00%, 4/1/2034	815,000	876,953
Series A-1, 4.00%, 8/1/2034	800,000	779,040
Series A-1, 4.00%, 8/1/2038	3,000,000	2,816,257
Series A-1, 5.00%, 8/1/2030	2,000,000	2,202,407
Series A-1, 5.00%, 8/1/2032	635,000	687,232
Series B-1, 3.00%, 10/1/2041	850,000	644,133
Series B-1, 3.00%, 10/1/2044	515,000	377,402
Series B-1, 4.00%, 10/1/2039	950,000	886,393
Series B-1, 5.00%, 8/1/2025	1,000,000	1,046,535
Series B-1, 5.00%, 11/1/2032	1,600,000	1,733,533
Series B-1, 5.00%, 12/1/2034	730,000	755,880
Series C, 5.00%, 8/1/2043	520,000	537,573
Series F-1, 4.00%, 3/1/2038	785,000	738,169
Series F-1, 4.00%, 3/1/2040	950,000	881,390
Series L-6, 5.00%, 4/1/2028	800,000	866,543
Series L-6, 5.00%, 4/1/2031	555,000	598,851
County of Westchester, NY, General Obligation 5.00%, 10/15/2027	2,225,000	2,417,768
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	220,000	230,682
Hudson Yards Infrastructure Corp. Revenue Series A, 5.00%, 2/15/2042	800,000	819,487
Metropolitan New York, NY, Transportation Authority Revenue:
5.00%, 11/15/2036	590,000	629,913
Series A, 5.00%, 11/15/2044	695,000	729,601
Series A, 5.25%, 11/15/2035	250,000	264,355
Series B-1, 5.00%, 11/15/2029	780,000	835,312
Series B-1, 5.00%, 11/15/2036	350,000	365,403
Series B-2, 4.00%, 11/15/2033	330,000	326,269
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	955,000	848,341
5.00%, 5/1/2030	595,000	643,711
5.00%, 5/1/2031	2,880,000	3,104,567
5.00%, 5/1/2032	525,000	565,349
5.00%, 5/1/2034	525,000	562,012
Series A, 3.88%, 7/1/2042	200,000	170,285
Series A, 5.00%, 7/1/2027	500,000	535,610
Series A, 5.00%, 7/1/2030	205,000	219,291
Series C, 5.00%, 7/1/2028	200,000	214,142
New York & New Jersey, Port Authority Revenue:
4.00%, 11/1/2037	500,000	476,541
4.00%, 9/1/2038	500,000	473,706
4.00%, 12/15/2038	100,000	94,645

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/15/2030	$500,000	$539,547
5.00%, 7/15/2032	1,625,000	1,744,186
5.00%, 7/15/2033	1,915,000	2,047,880
5.00%, 9/1/2034	535,000	570,940
5.00%, 7/15/2035	360,000	382,050
5.00%, 9/1/2035	1,750,000	1,858,793
Series 198, 5.00%, 11/15/2036	145,000	151,323
Series 198, 5.00%, 11/15/2041	160,000	165,132
Series 205, 5.00%, 11/15/2035	160,000	169,244
Series 222, 5.00%, 7/15/2035	550,000	585,737
Series 230TH, 4.00%, 12/1/2028	2,000,000	2,058,916
Series 230TH, 4.00%, 12/1/2030	750,000	766,430
New York City Municipal Water Finance Authority:
4.00%, 6/15/2036	520,000	503,916
5.00%, 6/15/2040	570,000	593,404
Series DD-2-BLOCK 4-2ND GENER, 3.50%, 6/15/2040	580,000	511,098
New York City Transitional Finance Authority Building Aid Revenue:
Series S-1-SUBSER, 4.00%, 7/15/2035	1,105,000	1,066,464
Series S-1-SUBSER, 5.00%, 7/15/2033	2,500,000	2,724,725
Series S-2, 5.00%, 7/15/2036	590,000	624,285
Series S-2A, 5.00%, 7/15/2032	570,000	611,192
Series S-3-SUBSER, 5.00%, 7/15/2030	1,010,000	1,097,047
Series S-4A, 5.00%, 7/15/2032	1,930,000	2,069,473
New York City Transitional Finance Authority Future Tax Secured Revenue:
3.00%, 11/1/2037	2,000,000	1,610,212
4.00%, 5/1/2038	3,690,000	3,490,213
4.00%, 11/1/2038	1,505,000	1,421,721
4.00%, 5/1/2039	875,000	822,788
4.00%, 11/1/2042	3,065,000	2,822,038
4.00%, 5/1/2044	775,000	704,897
4.00%, 2/1/2047	535,000	479,799
5.00%, 8/1/2025	885,000	927,160
5.00%, 5/1/2027	640,000	684,458
5.00%, 11/1/2029	720,000	761,827
5.00%, 5/1/2032	525,000	571,820
5.00%, 5/1/2033	565,000	611,228
5.00%, 11/1/2034	600,000	645,955
5.00%, 5/1/2039	1,750,000	1,810,844
5.00%, 8/1/2040	640,000	660,264
Series A-1, 4.00%, 11/1/2036	1,875,000	1,810,201
Security Description	Principal Amount	Value
Series B-1, 3.00%, 8/1/2041	$1,600,000	$1,223,288
Series B-1, 4.00%, 11/1/2039	1,895,000	1,779,647
Series B-1, 4.00%, 8/1/2045	2,500,000	2,259,192
Series B-1, 5.00%, 11/1/2023	1,240,000	1,264,478
Series B-1, 5.00%, 11/1/2025	1,000,000	1,051,543
Series B-1, 5.00%, 11/1/2027	4,910,000	5,283,749
Series B-1, 5.00%, 8/1/2030	1,050,000	1,111,233
Series B-1, 5.00%, 8/1/2034	960,000	1,036,165
Series D-S, 5.00%, 11/1/2036	1,000,000	1,054,960
Series D-S, 5.00%, 11/1/2044	835,000	859,580
Series F-1, 5.00%, 2/1/2047	7,000,000	7,195,394
New York Power Authority Revenue Assured Guaranty Municipal Corp., 4.00%, 11/15/2040 (b)	795,000	728,996
New York State Dormitory Authority:
Assured Guaranty Municipal Corp., 5.00%, 10/1/2022 (b)	670,000	670,000
Assured Guaranty Municipal Corp., 5.00%, 10/1/2024 (b)	3,005,000	3,110,557
Assured Guaranty Municipal Corp., 5.00%, 10/1/2026 (b)	665,000	704,885
Assured Guaranty Municipal Corp., 5.00%, 10/1/2027 (b)	855,000	916,718
Series A, Assured Guaranty Municipal Corp., 4.00%, 10/1/2035 (b)	865,000	827,148
Series A, 4.00%, 3/15/2039	700,000	650,749
Series A, 4.00%, 3/15/2040	2,500,000	2,313,660
Series A, 4.00%, 3/15/2042	1,150,000	1,052,307
Series A, 5.00%, 3/15/2028	500,000	538,703
Series A-GROUP 3, 5.00%, 3/15/2043	645,000	664,232
Series B, 5.00%, 2/15/2026	585,000	616,664
Series C, 5.00%, 3/15/2028	570,000	618,544
Series D, 4.00%, 2/15/2047	2,150,000	1,908,013
Series D, 5.00%, 2/15/2027	1,025,000	1,095,196
Series D, 5.00%, 2/15/2028	510,000	548,937
Series D, 5.00%, 2/15/2034	1,510,000	1,610,262
New York State Dormitory Authority Revenue Build America Mutual Assurance Company, 5.00%, 10/1/2028 (b)	2,775,000	3,006,762
New York State Dormitory Authority, Revenue:
5.00%, 2/15/2029	500,000	528,235
Series A, 4.00%, 7/1/2040	500,000	456,556
Series A, 4.00%, 3/15/2043	1,000,000	908,373
Series A, 4.00%, 7/1/2046	2,050,000	1,802,801
Series A, 5.00%, 3/15/2027	780,000	837,864
Series A, 5.00%, 3/15/2029	575,000	625,070

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2030	$1,800,000	$1,973,202
Series A, 5.00%, 3/15/2031	4,680,000	5,157,041
Series A, 5.00%, 3/15/2035	1,205,000	1,249,002
Series A, 5.00%, 7/1/2039	4,000,000	4,237,885
Series A-GROUP 1, 5.00%, 3/15/2027	1,270,000	1,352,793
Series A-GROUP 3, 3.00%, 3/15/2038	1,575,000	1,253,786
Series A-GROUP 3, 5.00%, 3/15/2042	2,700,000	2,785,527
Series A-GROUP B, 5.00%, 3/15/2032	520,000	547,384
Series A-GROUP C, 5.00%, 3/15/2040	620,000	635,691
Series A-GROUP C, 5.00%, 3/15/2041	530,000	541,960
Series A-STATE PERSON, 4.00%, 3/15/2037	1,550,000	1,463,511
Series B, 5.00%, 2/15/2036	585,000	609,468
Series B, 5.00%, 10/1/2038	1,790,000	1,911,414
Series D, 5.00%, 2/15/2030	685,000	750,440
Series E, 5.00%, 3/15/2024	1,250,000	1,281,937
Series E, 5.00%, 3/15/2040	1,075,000	1,115,974
New York State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2045	500,000	457,191
4.00%, 6/15/2047	2,215,000	2,009,796
5.00%, 6/15/2026	3,940,000	4,188,663
New York State Thruway Authority 5.00%, 3/15/2041	10,385,000	10,921,098
New York State Thruway Authority, Revenue:
Series A-1- GROUP 1, 5.00%, 3/15/2031	570,000	627,665
Series A-1-GROUP 2, 4.00%, 3/15/2036	500,000	483,559
Series A-1-GROUP 2, 5.00%, 3/15/2034	875,000	940,059
Series A-1-GROUP 3, 4.00%, 3/15/2044	800,000	725,873
New York State Urban Development Corp., Revenue:
4.00%, 3/15/2042	870,000	788,841
5.00%, 3/15/2038	3,745,000	3,910,423
Series A, 5.00%, 3/15/2035	1,925,000	2,049,655
Series A, 5.00%, 3/15/2037	1,320,000	1,387,061
Series A, 5.00%, 3/15/2040	1,175,000	1,224,842
Series C, 5.00%, 3/15/2038	1,090,000	1,131,690
Series E GROUP 1, 5.00%, 3/15/2030	500,000	549,142
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
3.50%, 6/15/2042	900,000	781,969
4.00%, 6/15/2024	2,845,000	2,886,606
Security Description	Principal Amount	Value
4.00%, 6/15/2025	$575,000	$587,546
4.00%, 6/15/2042	6,760,000	6,246,694
4.00%, 6/15/2043	1,650,000	1,516,122
5.00%, 6/15/2024	1,055,000	1,087,730
5.00%, 6/15/2026	3,000,000	3,135,028
5.00%, 6/15/2027	2,380,000	2,510,798
5.00%, 6/15/2028	500,000	530,944
5.00%, 6/15/2034	1,000,000	1,069,109
5.00%, 6/15/2037	850,000	879,707
5.00%, 6/15/2040	725,000	753,437
Series AA, 5.00%, 6/15/2040	3,705,000	3,866,859
Series AA-2, 5.00%, 6/15/2028	2,000,000	2,123,775
Series BB-, 5.00%, 6/15/2026	4,000,000	4,144,549
Series BB-1, 4.00%, 6/15/2045	675,000	612,819
Series BB-1, 5.00%, 6/15/2044	670,000	702,701
Series BB-2, 5.00%, 6/15/2031	530,000	563,002
Series CC-, 4.00%, 6/15/2041	500,000	464,719
Series CC-, 4.00%, 6/15/2042	975,000	900,965
Series CC-1, 4.00%, 6/15/2037	250,000	239,763
Series CC-1, 4.00%, 6/15/2041	900,000	836,494
Series CC-1, 4.00%, 6/15/2042	500,000	462,034
Series CC-1, 5.00%, 6/15/2034	1,335,000	1,433,260
Series DD-2, 5.00%, 6/15/2025	2,635,000	2,687,340
Series EE 2, 5.00%, 6/15/2040	3,785,000	3,940,412
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2029	695,000	731,248
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2035	1,000,000	1,035,839
Series FF, 5.00%, 6/15/2034	1,750,000	1,856,597
Series FF, 5.00%, 6/15/2039	4,660,000	4,855,266
Series FF, 5.00%, 6/15/2041	1,000,000	1,046,419
Series FF-2, 5.00%, 6/15/2033	4,500,000	4,854,785
Series GG, 5.00%, 6/15/2037	190,000	195,446
Series GG, 5.00%, 6/15/2039	350,000	359,761
Series GG-, 5.00%, 6/15/2030	900,000	1,000,458
Series HH, 5.00%, 6/15/2039	155,000	159,323
Sub-Series CC1, 5.00%, 6/15/2038	145,000	149,898

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
New York, NY, City Transitional Finance Authority Building Aid Revenue:
5.00%, 7/15/2034	$750,000	$801,260
5.00%, 7/15/2039	500,000	524,111
Series B-1, 5.00%, 8/1/2031	1,925,000	2,032,222
Series S-, 5.00%, 7/15/2028	160,000	165,560
Series S-, 5.00%, 7/15/2043	220,000	223,579
Series S-1, 4.00%, 7/15/2036	255,000	244,782
Series S-1, 5.00%, 7/15/2032	520,000	557,578
Series S-1, 5.00%, 7/15/2033	5,000,000	5,317,466
Series S-1, 5.00%, 7/15/2035	630,000	667,580
Series S-2A, 4.00%, 7/15/2038	500,000	470,459
Series S-3-SUBSER, 4.00%, 7/15/2038	500,000	470,459
Series S-3-SUBSER, 5.00%, 7/15/2024	750,000	773,555
Series S-3-SUBSER, 5.00%, 7/15/2026	500,000	528,726
Series S-3-SUBSER, 5.00%, 7/15/2035	3,000,000	3,164,636
Series S-3-SUBSER, 5.00%, 7/15/2036	3,205,000	3,368,323
Series S-4A, 5.00%, 7/15/2033	250,000	265,873
Series S-4A, 5.25%, 7/15/2035	1,465,000	1,555,608
New York, NY, City Transitional Finance Authority Future Tax Secured Revenue Series A-1, 5.00%, 11/1/2027	5,000,000	5,380,599
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
4.00%, 5/1/2036	600,000	580,552
4.00%, 5/1/2037	500,000	478,099
4.00%, 11/1/2040	2,335,000	2,178,637
4.00%, 5/1/2045	5,350,000	4,837,985
5.00%, 5/1/2025	500,000	521,860
5.00%, 11/1/2026	545,000	579,354
5.00%, 11/1/2027	2,045,000	2,200,665
5.00%, 11/1/2028	500,000	532,999
5.00%, 5/1/2031	750,000	822,491
5.00%, 11/1/2032	4,000,000	4,351,241
5.00%, 2/1/2034	600,000	623,128
5.00%, 5/1/2034	250,000	258,633
5.00%, 5/1/2036	245,000	251,815
5.00%, 8/1/2038	500,000	518,186
5.00%, 2/1/2039	710,000	728,397
5.00%, 8/1/2042	2,095,000	2,154,579
5.25%, 8/1/2037	2,045,000	2,152,616
Series 1-REMK, 5.00%, 11/1/2026	500,000	531,518
Series A-1, 5.00%, 8/1/2023	520,000	527,983
Series A-1, 5.00%, 11/1/2023	1,200,000	1,223,944
Security Description	Principal Amount	Value
Series A-1, 5.00%, 11/1/2026	$875,000	$930,156
Series A-1, 5.00%, 8/1/2027	275,000	286,137
Series A-1, 5.00%, 8/1/2029	170,000	176,050
Series A-1, 5.00%, 8/1/2031	150,000	153,695
Series A-1, 5.00%, 8/1/2036	2,000,000	2,085,623
Series A-2, 5.00%, 5/1/2036	540,000	564,017
Series A-2, 5.00%, 8/1/2039	700,000	720,030
Series A-3, 3.00%, 5/1/2045	1,550,000	1,130,917
Series A-3, 4.00%, 5/1/2042	2,500,000	2,304,877
Series A-3, 4.00%, 5/1/2043	1,165,000	1,066,486
Series A-3, 5.00%, 8/1/2040	500,000	513,166
Series B-1, 4.00%, 8/1/2037	105,000	100,342
Series B-1, 4.00%, 8/1/2038	800,000	756,189
Series B-1, 4.00%, 8/1/2039	3,250,000	3,054,035
Series B-1, 5.00%, 11/1/2028	500,000	542,815
Series B-1, 5.00%, 8/1/2029	40,000	42,432
Series B-1, 5.00%, 8/1/2030	295,000	309,533
Series B-1, 5.00%, 8/1/2031	175,000	179,311
Series B-1, 5.00%, 8/1/2034	500,000	521,119
Series B-1, 5.00%, 11/1/2034	545,000	576,269
Series B-1, 5.00%, 11/1/2035	160,000	164,605
Series C, 5.00%, 11/1/2022	100,000	100,151
Series C, 5.00%, 11/1/2025	395,000	414,175
Series C, 5.00%, 11/1/2026	120,000	124,734
Series C, 5.00%, 11/1/2027	150,000	155,580
Series C1, 5.00%, 11/1/2034	3,000,000	3,161,494
Series C-SUBORDINATE, 5.00%, 11/1/2023	125,000	127,468
Series D-1, 5.00%, 2/1/2026	100,000	102,046
Series D-S, 4.00%, 11/1/2047	500,000	447,581
Series E-1, 4.00%, 2/1/2041	110,000	102,208
Series E-1, 4.00%, 2/1/2043	2,850,000	2,610,705
Series E-1, 5.00%, 2/1/2030	370,000	389,599
Series F-1, 5.00%, 5/1/2036	515,000	533,537
Series F-1, 5.00%, 5/1/2039	615,000	631,787
Series F-1, 5.00%, 5/1/2043	635,000	647,127
New York, NY, Dormitory Authority, Income Tax Authority, Revenue:
Series A, 5.00%, 3/15/2025	900,000	935,801
Series D, 5.00%, 2/15/2025	600,000	623,091
New York, NY, Dormitory Authority, Revenue:
5.00%, 2/15/2023	355,000	357,532
Series B, 5.00%, 2/15/2023	565,000	568,679
New York, NY, Dormitory Authority, Sales Tax Revenue:
Series A, 4.00%, 3/15/2047	2,000,000	1,774,536
Series A-GROUP 3, 3.00%, 3/15/2041	710,000	543,647
Series C, Class C, 5.00%, 3/15/2025	555,000	578,814
Series C-BID GROUP 4, 5.00%, 3/15/2038	800,000	831,779

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
New York, NY, Environmental Facilities Corp. Revenue Series B-SUB, 4.00%, 6/15/2037	$3,190,000	$3,079,513
New York, NY, Environmental Facilities Corp., Revenue:
5.00%, 6/15/2026	1,515,000	1,610,615
Series A, 5.00%, 6/15/2026	1,585,000	1,685,033
New York, NY, General Obligation:
3.00%, 3/15/2035	1,050,000	887,065
3.50%, 4/1/2046	2,720,000	2,137,882
4.00%, 8/1/2034	915,000	891,299
5.00%, 3/1/2040	535,000	556,214
5.00%, 8/1/2041	535,000	552,929
5.25%, 3/1/2035	670,000	710,417
Series 1, 5.00%, 8/1/2023	500,000	507,471
Series 1, 5.00%, 8/1/2025	755,000	790,134
Series A, 3.00%, 8/1/2036	2,485,000	2,019,737
Series A, 4.00%, 8/1/2037	1,900,000	1,787,786
Series A, 5.00%, 8/1/2025	3,650,000	3,819,855
Series A, 5.00%, 8/1/2026	685,000	724,433
Series A-1, 4.00%, 8/1/2038	1,000,000	939,087
Series A-1, 4.00%, 8/1/2042	520,000	476,508
Series A-1, 5.00%, 8/1/2024	1,300,000	1,341,324
Series A-1, 5.00%, 8/1/2025	2,020,000	2,114,002
Series B, 5.00%, 8/1/2025	150,000	154,553
Series B-1, 4.00%, 10/1/2040	545,000	504,604
Series B-1, 5.00%, 8/1/2030	12,305,000	13,550,307
Series B-1, 5.00%, 10/1/2031	2,185,000	2,364,370
Series B-1, 5.00%, 12/1/2031	160,000	167,543
Series B-1, 5.00%, 10/1/2032	1,680,000	1,806,531
Series B-1, 5.00%, 10/1/2034	1,400,000	1,485,874
Series B-1, 5.00%, 10/1/2036	400,000	422,242
Series B-1, 5.00%, 12/1/2037	500,000	513,872
Series B-1, 5.00%, 10/1/2038	300,000	315,579
Series B-1, 5.00%, 10/1/2039	950,000	997,643
Series C, 5.00%, 8/1/2024	1,000,000	1,031,788
Series C, 5.00%, 8/1/2026	1,935,000	2,047,499
Series C, 5.00%, 8/1/2027	1,215,000	1,305,679
Series C, 5.00%, 8/1/2028	620,000	666,556
Series C, 5.00%, 8/1/2035	5,000,000	5,319,158
Series C-1, 5.00%, 8/1/2029	520,000	569,803
Series C-1, 5.00%, 8/1/2030	2,800,000	3,083,369
Series C-1, 5.00%, 8/1/2031	500,000	546,387
Series C-1, 5.00%, 8/1/2033	700,000	753,459
Series D1, 4.00%, 12/1/2042	255,000	233,431
Series D1, 4.00%, 12/1/2043	3,500,000	3,185,406
Series D-1, 4.00%, 3/1/2042	550,000	504,836
Series D-1, 5.00%, 3/1/2039	500,000	521,180
Series D-1, 5.00%, 12/1/2041	625,000	644,502
Series D-1, 5.00%, 12/1/2042	1,500,000	1,543,979
Series D-1, 5.00%, 3/1/2043	3,080,000	3,179,464
Series E, 4.00%, 8/1/2026	250,000	256,203
Series E, 5.00%, 8/1/2024	760,000	784,159
Series E, 5.00%, 8/1/2025	380,000	397,683
Security Description	Principal Amount	Value
Series E, 5.00%, 8/1/2027	$1,035,000	$1,112,245
Series E, 5.00%, 8/1/2032	2,900,000	3,101,394
Series E-1, 4.00%, 3/1/2041	500,000	461,587
Series E-1, 5.00%, 3/1/2037	585,000	605,684
Series F-1, 5.00%, 4/1/2023	750,000	757,124
Series F-1, 5.00%, 6/1/2026	165,000	171,829
Series F-1, 5.00%, 4/1/2033	1,220,000	1,290,871
Series H, 5.00%, 1/1/2036	2,250,000	2,351,553
Series J-10-REMK, 5.00%, 8/1/2027	1,265,000	1,359,410
Series J-6-REMK, 5.00%, 8/1/2023	735,000	745,983
Series J-SUBSER J11-REMK, 5.00%, 8/1/2026	505,000	535,625
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	250,000	268,415
Series A, 5.25%, 11/15/2034	560,000	594,549
Series B-2, 4.00%, 11/15/2038	255,000	239,185
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 2/1/2023	745,000	747,354
4.00%, 4/1/2026	630,000	644,060
4.00%, 4/1/2030	400,000	407,832
4.00%, 4/1/2031	230,000	233,613
New York, NY, Urban Development Corp., Sales Tax Authority, Revenue Series A-BIDDING GROUP 1, 5.00%, 3/15/2023	650,000	655,662
New York, State Dormitory Authority Revenue Series A, 5.00%, 3/15/2027	570,000	607,159
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	203,518
5.00%, 10/1/2028	500,000	528,648
5.00%, 7/1/2033	1,335,000	1,511,190
5.00%, 7/1/2034	2,105,000	2,380,295
5.00%, 7/1/2036	500,000	565,364
Series 1, 5.00%, 1/15/2029	400,000	430,710
Series 1, 5.00%, 1/15/2030	250,000	268,785
Series 1, 5.00%, 1/15/2031	500,000	535,891
Series A, 3.00%, 7/1/2029	315,000	305,083
Series A, 4.00%, 7/1/2034	100,000	94,068
Series A, 5.00%, 7/1/2026	1,640,000	1,745,227
Series A, 5.00%, 7/1/2028	2,000,000	2,190,364
Series A, 5.00%, 10/1/2028	205,000	219,017
Series A, 5.00%, 7/1/2029	2,000,000	2,217,517
Series A, 5.00%, 10/1/2029	4,540,000	4,860,990
Series A, 5.00%, 10/1/2030	5,000,000	5,293,125
Series A, 5.00%, 10/1/2031	3,750,000	3,943,425

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2032	$125,000	$132,160
Series A, 5.00%, 10/1/2032	3,500,000	3,673,889
Series A, 5.00%, 7/1/2033	600,000	626,846
Series A, 5.00%, 10/1/2033	5,000,000	5,248,413
Series A, 5.00%, 7/1/2035	100,000	105,440
Series A, 5.00%, 7/1/2040	200,000	209,719
Series A, 5.00%, 3/15/2045	1,750,000	1,798,477
Series B, 5.00%, 10/1/2030	260,000	274,532
Series E, 5.00%, 3/15/2039	1,330,000	1,380,843
New York, State Dormitory Authority Revenue, State Supported Debt:
5.00%, 10/1/2031	510,000	537,471
Series A, 5.00%, 10/1/2026	125,000	129,000
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, Assured Guaranty Municipal Corp., 4.00%, 10/1/2024 (b)	440,000	446,310
Series A, 4.00%, 3/15/2044	1,230,000	1,109,854
Series A, 5.00%, 2/15/2026	500,000	525,529
Series A, 5.00%, 3/15/2026	245,000	254,746
Series A, 5.00%, 3/15/2028	535,000	576,412
Series A, 5.00%, 3/15/2031	500,000	537,718
Series A, 5.00%, 2/15/2036	500,000	517,191
Series A, 5.00%, 7/1/2039	525,000	551,134
Series A-GROUP 3, 3.00%, 3/15/2042	2,000,000	1,513,399
Series A-GROUP 3, 5.00%, 3/15/2039	2,300,000	2,390,421
Series B, 5.00%, 3/15/2027	110,000	112,875
Series B, 5.00%, 3/15/2028	170,000	173,786
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	415,056
Series B-GROUP C, 5.00%, 2/15/2039	200,000	203,678
Series C, 5.00%, 3/15/2037	105,000	106,595
Series D, 4.00%, 2/15/2036	1,000,000	956,647
Series D, 4.00%, 2/15/2038	3,000,000	2,801,051
Series D, 5.00%, 2/15/2025	720,000	749,890
Series D, 5.00%, 2/15/2027	100,000	106,347
Series D, 5.00%, 2/15/2041	2,350,000	2,435,549
Series E, 5.00%, 3/15/2023	180,000	181,607
New York, State Dormitory Authority, Sales Tax Revenue:
3.25%, 2/15/2040	100,000	81,230
5.00%, 3/15/2024	2,090,000	2,144,633
5.00%, 7/1/2040	750,000	793,331
Series A, 4.00%, 3/15/2037	580,000	547,636
Series A, 4.00%, 3/15/2041	1,200,000	1,106,217
Series A, 5.00%, 3/15/2024	300,000	307,842
Series A, 5.00%, 3/15/2028	500,000	537,423
Series A, 5.00%, 3/15/2029	560,000	608,764
Series A, 5.00%, 3/15/2030	1,360,000	1,445,204
Series A, 5.00%, 3/15/2031	160,000	163,586
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2032	$200,000	$204,341
Series A, 5.00%, 3/15/2036	750,000	787,676
Series A, 5.00%, 3/15/2038	140,000	141,219
Series A, 5.00%, 3/15/2039	900,000	931,832
Series A-GROUP 3, 5.00%, 3/15/2037	870,000	909,418
Series A-GROUP B, 5.00%, 3/15/2037	570,000	590,173
Series A-GROUP C, 5.00%, 3/15/2043	300,000	305,225
Series B-B, 5.00%, 3/15/2027	270,000	283,778
Series B-B, 5.00%, 3/15/2029	40,000	41,605
Series C, 5.00%, 3/15/2042	270,000	276,353
Series D, 4.00%, 2/15/2039	500,000	464,929
Series D, 4.00%, 2/15/2040	880,000	814,593
Series E, 3.00%, 3/15/2041	2,795,000	2,140,132
Series E, 4.00%, 3/15/2037	2,560,000	2,417,153
Series E, 4.00%, 3/15/2039	1,865,000	1,733,782
Series E, 4.00%, 3/15/2043	1,300,000	1,180,885
Series E, 4.00%, 3/15/2044	1,550,000	1,398,597
Series E, 4.00%, 3/15/2046	4,320,000	3,851,137
Series E, 5.00%, 3/15/2026	1,235,000	1,307,784
Series E, 5.00%, 3/15/2029	1,125,000	1,222,963
Series E, 5.00%, 3/15/2033	3,660,000	3,983,209
Series E, 5.00%, 3/15/2034	5,000,000	5,317,793
Series E, 5.00%, 3/15/2041	2,200,000	2,279,458
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	439,269
4.00%, 10/15/2045	1,500,000	1,370,837
4.00%, 8/15/2046	550,000	500,857
5.00%, 6/15/2027	1,855,000	2,001,079
Series B, 5.00%, 6/15/2043	500,000	527,507
Series B-SUB, 5.00%, 6/15/2035	2,000,000	2,158,290
Series B-SUB, 5.00%, 6/15/2036	3,000,000	3,223,666
New York, State Urban Development Corp., Revenue:
3.00%, 3/15/2040	2,830,000	2,197,514
4.00%, 3/15/2037	1,355,000	1,275,273
4.00%, 3/15/2041	600,000	546,154
5.00%, 3/15/2030	1,000,000	1,098,284
5.00%, 3/15/2033	730,000	759,537
5.00%, 3/15/2043	975,000	1,005,127
5.00%, 3/15/2044	370,000	376,300
Series A, 3.00%, 3/15/2040	1,870,000	1,443,314
Series A, 3.00%, 3/15/2041	1,415,000	1,078,432
Series A, 4.00%, 3/15/2038	3,135,000	2,913,257
Series A, 4.00%, 3/15/2043	2,045,000	1,837,722
Series A, 4.00%, 3/15/2045	1,690,000	1,505,672
Series A, 5.00%, 3/15/2027	565,000	597,351
Series A, 5.00%, 3/15/2028	225,000	235,186
Series A, 5.00%, 3/15/2029	525,000	548,016
Series A, 5.00%, 3/15/2035	4,120,000	4,316,934
Series A, 5.00%, 3/15/2037	1,610,000	1,689,535

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2038	$105,000	$107,412
Series A, 5.00%, 3/15/2039	530,000	541,585
Series A, 5.00%, 3/15/2042	880,000	903,936
Series A, 5.00%, 3/15/2044	1,850,000	1,891,009
Series C, 5.00%, 3/15/2027	100,000	106,775
Series C, 5.00%, 3/15/2041	1,700,000	1,753,654
Series E, 4.00%, 3/15/2034	560,000	545,141
Series E, 5.00%, 3/15/2033	120,000	120,821
Series E GROUP 3, 4.00%, 3/15/2046	2,275,000	2,031,041
Onondaga County Trust for Cultural Res., Revenue:
5.00%, 12/1/2038	1,500,000	1,588,031
5.00%, 12/1/2039	1,250,000	1,321,100
5.00%, 12/1/2040	2,750,000	2,900,811
Suffolk, NY, County Water Authority Revenue:
3.00%, 6/1/2044	500,000	369,469
3.25%, 6/1/2043	565,000	444,846
Series A, Class A, 4.00%, 6/1/2041	725,000	682,272
Series A, 5.00%, 6/1/2037	860,000	901,105
Triborough Bridge & Tunnel Authority 5.00%, 5/15/2028	22,000,000	23,782,832
Triborough Bridge & Tunnel Authority Sales Tax Revenue:
5.00%, 5/15/2046	7,000,000	7,250,370
5.00%, 5/15/2047	2,500,000	2,588,789
Triborough, NY, Bridge & Tunnel Authority Revenue:
5.00%, 11/15/2033	675,000	718,528
5.00%, 5/15/2044	620,000	640,544
5.00%, 5/15/2047	2,000,000	2,057,237
Series A, 5.00%, 11/15/2027	600,000	641,550
Series A, 5.00%, 11/15/2040	435,000	442,358
Series A, 5.00%, 11/15/2041	350,000	357,112
Series A-1, 4.00%, 5/15/2046	840,000	753,958
Series A-2, 2.00%, 5/15/2045 (c)	1,290,000	1,201,125
Series B, 5.00%, 11/15/2029	2,355,000	2,577,687
Series B, 5.00%, 11/15/2037	705,000	735,301
Series C, 3.00%, 11/15/2045	895,000	646,504
Series C, 5.00%, 11/15/2023	700,000	714,138
Series C-1, 5.00%, 11/15/2025	1,050,000	1,104,101
Series C-1A, 4.00%, 5/15/2046	2,545,000	2,284,312
Series C-2, 0.01%, 5/15/2033	1,575,000	978,482
Series D, 4.00%, 11/15/2037	1,865,000	1,740,560
Series D, 5.00%, 11/15/2034	500,000	541,189
Utility Debt Securitization Authority Revenue:
5.00%, 12/15/2032	605,000	632,621
5.00%, 12/15/2036	250,000	257,365
5.00%, 12/15/2038	200,000	213,089
Security Description	Principal Amount	Value
5.00%, 12/15/2039	$520,000	$551,542
5.00%, 12/15/2040	300,000	317,440
Series A, 5.00%, 12/15/2026	350,000	362,723
Series A, 5.00%, 6/15/2028	255,000	269,724
Series A, 5.00%, 12/15/2032	260,000	273,440
Series A, 5.00%, 12/15/2033	500,000	525,314
Series B, 5.00%, 12/15/2025	315,000	321,220
		630,347,904
NORTH CAROLINA — 1.5%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2026	100,000	104,691
Charlotte, NC, Water & Sewer System Revenue:
5.00%, 7/1/2027	2,000,000	2,161,568
5.00%, 7/1/2028	165,000	172,938
5.00%, 7/1/2044	125,000	132,469
Series A, 5.00%, 7/1/2026	2,350,000	2,503,347
Series A, 5.00%, 7/1/2027	1,620,000	1,750,870
City of Charlotte NC Airport Revenue 5.00%, 7/1/2041	2,000,000	2,103,066
City of Charlotte NC Airport Special Facilities Revenue Series A, 4.00%, 7/1/2038	510,000	476,146
City of Charlotte NC, General Obligation:
Series A, 5.00%, 6/1/2024	1,325,000	1,365,874
Series A, 5.00%, 6/1/2027	705,000	761,063
County of Brunswick NC Enterprise Systems Revenue 3.00%, 4/1/2046	500,000	364,313
County of Union NC Enterprise System Revenue:
3.00%, 6/1/2037	1,545,000	1,262,497
3.00%, 6/1/2038	1,675,000	1,348,123
3.00%, 6/1/2039	1,125,000	894,193
County of Wake NC Revenue:
4.00%, 9/1/2037	740,000	718,083
5.00%, 9/1/2034	525,000	566,870
County of Wake NC, General Obligation 5.00%, 2/1/2026	3,850,000	4,073,089
Forsyth County, NC, General Obligation 3.00%, 4/1/2029	3,235,000	3,106,253
Guilford County, NC, General Obligation:
5.00%, 3/1/2025	1,050,000	1,095,594
5.00%, 3/1/2027	1,290,000	1,387,653
Series B, 5.00%, 5/1/2026	540,000	573,820
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2023	110,000	111,879
Series A, 5.00%, 4/1/2027	550,000	592,117

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
North Carolina State University at Raleigh Revenue 5.00%, 10/1/2026	$1,035,000	$1,100,257
North Carolina, Capital Facilities Finance Agency Revenue:
5.00%, 1/1/2043	2,000,000	2,085,706
Series B, 4.00%, 10/1/2039	245,000	232,373
North Carolina, State General Obligation:
5.00%, 6/1/2027	360,000	382,698
Series A, 5.00%, 6/1/2023	100,000	101,281
Series B, 5.00%, 6/1/2027	925,000	997,726
North Carolina, State Revenue:
Series B, 4.00%, 5/1/2035	780,000	768,418
Series B, 5.00%, 5/1/2027	825,000	886,294
Series B, 5.00%, 5/1/2029	1,300,000	1,431,128
North Carolina, Turnpike Authority Revenue:
Zero Coupon, 1/1/2044	1,675,000	561,791
Zero Coupon, 1/1/2045	615,000	194,995
Raleigh, NC, Combined Enterprise System Revenue Series A, 4.00%, 3/1/2041	100,000	94,433
State of North Carolina Revenue:
Series A, 5.00%, 5/1/2030	575,000	631,763
Series B, 3.00%, 5/1/2033	795,000	699,354
State of North Carolina, General Obligation Series B, 5.00%, 6/1/2030	3,000,000	3,315,633
Wake, NC, General Obligation:
Series A, 5.00%, 3/1/2024	100,000	102,600
Series A, 5.00%, 3/1/2026	400,000	423,716
Wake, NC, Limited Obligation Revenue:
4.00%, 3/1/2034	690,000	694,720
4.00%, 3/1/2038	2,780,000	2,645,858
4.00%, 9/1/2038	700,000	665,617
5.00%, 3/1/2031	1,680,000	1,879,368
		47,522,245
NORTH DAKOTA — 0.0% (a)
University of North Dakota Series A, Assured Guaranty Municipal Corp., 4.00%, 6/1/2046 (b)	615,000	529,699
OHIO — 2.3%
Cincinnati, OH, General Obligation Series A, 4.00%, 12/1/2023	150,000	151,538
Cleveland Department of Public Utilities Division of Water Revenue Series FF, 5.00%, 1/1/2029	1,100,000	1,210,649
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2025	165,000	172,865
Security Description	Principal Amount	Value
Series A, 3.00%, 8/15/2023	$555,000	$554,363
Series A, 5.00%, 4/1/2025	2,000,000	2,087,276
Series A, 5.00%, 4/1/2030	2,000,000	2,185,534
Columbus, OH, Sewer Revenue 5.00%, 6/1/2030	100,000	105,262
County of Cuyahoga OH Revenue Series D, 4.00%, 12/1/2022	500,000	500,807
County of Cuyahoga OH Sales Tax Revenue Series A, 4.00%, 1/1/2033	1,350,000	1,356,437
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2033	525,000	527,475
4.00%, 12/1/2035	2,785,000	2,789,760
5.00%, 12/1/2027	400,000	423,304
5.00%, 12/1/2028	300,000	316,736
5.00%, 12/1/2029	1,015,000	1,069,119
5.00%, 12/1/2037	600,000	624,237
Cuyahoga County, OH, Sales Tax Revenue Series A, 4.00%, 1/1/2030	3,465,000	3,579,551
Franklin County, OH, Sales Tax Revenue 5.00%, 6/1/2043	500,000	528,642
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2029	2,525,000	2,789,016
Michigan, State Finance Authority Revenue Series A, 4.00%, 9/1/2045	1,500,000	1,348,971
Northeast Ohio, Regional Sewer District Revenue:
3.00%, 11/15/2040	2,755,000	2,147,361
3.25%, 11/15/2040	100,000	81,402
4.00%, 11/15/2043	250,000	228,160
5.00%, 11/15/2044	245,000	254,153
Ohio, State General Obligation:
Series A, 4.00%, 6/15/2040	1,000,000	932,608
Series A, 5.00%, 9/1/2024	120,000	124,160
Series A, 5.00%, 9/15/2024	100,000	103,534
Series A, 5.00%, 3/15/2031	440,000	449,862
Series A, 5.00%, 2/1/2033	875,000	912,761
Series A, 5.00%, 3/15/2033	135,000	137,815
Series A, 5.00%, 3/15/2035	200,000	203,801
Series B, 5.00%, 9/1/2032	175,000	176,389
Series B, 5.00%, 9/1/2034	170,000	171,349
Series C, 5.00%, 11/1/2030	140,000	145,383
Series C, 5.00%, 11/1/2033	400,000	412,885
Series T, 5.00%, 11/1/2028	400,000	428,312
Series T, 5.00%, 5/1/2031	250,000	264,754
Series V, 5.00%, 5/1/2024	1,650,000	1,697,470
Ohio, State Revenue:
Series 2016, 5.00%, 12/15/2026	835,000	885,303
Series C, 5.00%, 12/1/2028	230,000	244,852

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 12/1/2030	$165,000	$174,471
Ohio, State Special Obligation Series B, 5.00%, 9/15/2023	2,505,000	2,549,533
Ohio, State University Revenue:
3.00%, 12/1/2044	2,325,000	1,687,629
4.00%, 12/1/2042	700,000	647,452
5.00%, 12/1/2036	645,000	708,394
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2028	175,000	185,692
Series A, 5.00%, 12/1/2028	825,000	875,111
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2025	75,000	78,455
Series A, 5.00%, 12/1/2033	525,000	572,346
Series A, 5.00%, 12/1/2038	500,000	534,153
Series B, 4.00%, 12/1/2038	1,000,000	954,283
Series B, 5.00%, 12/1/2027	1,150,000	1,246,153
Ohio, Turnpike & Infrastructure Commission, Revenue:
Series A, 5.00%, 2/15/2026	720,000	758,872
Series A, 5.00%, 2/15/2028	350,000	373,599
Ohio, Water Development Authority Revenue:
5.00%, 6/1/2023	550,000	556,975
5.00%, 6/1/2028	1,050,000	1,141,964
5.00%, 12/1/2037	1,925,000	2,070,235
5.00%, 12/1/2039	1,050,000	1,115,754
Series A, 5.00%, 6/1/2029	2,000,000	2,197,019
Series B, 5.00%, 12/1/2033	115,000	121,191
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
5.00%, 12/1/2037	720,000	772,722
5.25%, 12/1/2035	615,000	676,201
Series A, 4.00%, 12/1/2037	1,420,000	1,369,728
Series A, 5.00%, 12/1/2029	240,000	257,471
Series A, 5.00%, 12/1/2031	500,000	531,953
Series A, 5.00%, 6/1/2032	675,000	742,665
Series A, 5.00%, 12/1/2038	1,000,000	1,079,456
Series A, 5.00%, 12/1/2039	1,135,000	1,210,335
Series A, 5.00%, 12/1/2040	1,705,000	1,814,451
Series B, 5.00%, 6/1/2026	500,000	527,482
State of Ohio Department of Transportation Revenue Series 2019-1, 5.00%, 12/15/2024	545,000	565,399
State of Ohio Revenue Series 1-A, 5.00%, 12/15/2025	615,000	647,649
State of Ohio, General Obligation:
4.00%, 3/1/2036	940,000	935,732
4.00%, 3/1/2037	500,000	485,551
4.00%, 3/1/2038	1,400,000	1,323,322
Security Description	Principal Amount	Value
4.00%, 3/1/2039	$750,000	$704,636
5.00%, 6/15/2024	1,000,000	1,031,024
5.00%, 5/1/2028	3,000,000	3,275,108
5.00%, 3/1/2030	860,000	914,171
Series A, 5.00%, 5/1/2032	660,000	699,236
Series A, 5.00%, 5/1/2033	500,000	553,072
Series A, 5.00%, 9/1/2033	1,015,000	1,094,216
University of Cincinnati, Revenue Series A, 5.00%, 6/1/2044	275,000	285,127
		72,369,844
OKLAHOMA — 0.3%
Canadian County, OK, Educational Facilities Authority Revenue 3.00%, 9/1/2029	250,000	236,173
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2038	650,000	624,092
5.00%, 7/1/2027	160,000	169,165
Series 2020A, 5.00%, 7/1/2025	600,000	626,833
Series A, 5.00%, 7/1/2027	265,000	272,651
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	96,439
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	263,332
Series C, 5.00%, 1/1/2037	125,000	130,816
Series E, 5.00%, 1/1/2027	640,000	680,242
Series E, 5.00%, 1/1/2029	700,000	743,347
Oklahoma, State University Revenue:
Series A, 4.00%, 9/1/2046	655,000	578,463
Series A, 5.00%, 9/1/2031	750,000	823,701
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2024	110,000	113,565
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2026	325,000	312,396
5.00%, 6/1/2024	530,000	543,925
5.00%, 6/1/2025	2,710,000	2,830,599
		9,045,739
OREGON — 1.3%
Benton & Linn Counties Consolidated School District, General Obligation 5.00%, 6/15/2033	550,000	590,459
City of New York NY, General Obligation Series A, 5.00%, 6/1/2029	1,885,000	2,083,089

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
City of Portland OR Sewer System Revenue:
Series A, 3.00%, 3/1/2035	$770,000	$655,862
Series A, 3.00%, 3/1/2046	605,000	433,430
Series A, 4.00%, 3/1/2033	1,850,000	1,871,767
Series A, 5.00%, 3/1/2024	620,000	635,688
Series A, 5.00%, 3/1/2030	495,000	544,742
Series A, 5.00%, 3/1/2034	505,000	546,173
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	209,393
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2026	75,000	77,278
Series A, Zero Coupon, 6/15/2036	115,000	61,183
Series A, Zero Coupon, 6/15/2038	300,000	143,433
Series A, 0.01%, 6/15/2042	440,000	169,262
Hillsboro School District No 1J:
4.00%, 6/15/2035	700,000	692,679
4.00%, 6/15/2036	990,000	971,441
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation 5.00%, 6/15/2037	100,000	104,496
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	144,293
Ohio, State Revenue Series C, 5.00%, 12/1/2029	180,000	191,192
Oregon, State Department of Administration Services, Lottery Revenue Series C, 5.00%, 4/1/2026	510,000	531,509
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2035	2,090,000	2,261,023
Series A, 5.00%, 11/15/2042	1,005,000	1,058,419
Series C, 5.00%, 11/15/2025	170,000	179,069
Oregon, State General Obligation:
4.00%, 5/1/2040	1,700,000	1,569,768
5.00%, 5/1/2030	1,470,000	1,634,571
Series F, 5.00%, 5/1/2028	180,000	190,710
Series F, 5.00%, 5/1/2030	145,000	152,975
Series F, 5.00%, 5/1/2035	100,000	104,266
Series I, 5.00%, 8/1/2024	125,000	129,041
Series I, 5.00%, 8/1/2029	195,000	209,824
Series L, 5.00%, 8/1/2030	1,250,000	1,342,137
Security Description	Principal Amount	Value
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	$155,000	$137,622
Series B, 5.00%, 7/1/2036	235,000	243,270
Series B, 5.00%, 7/1/2038	285,000	294,229
Portland Community College District, General Obligation:
5.00%, 6/15/2025	430,000	449,507
5.00%, 6/15/2027	100,000	105,989
5.00%, 6/15/2029	500,000	527,978
5.00%, 6/15/2030	660,000	695,287
5.00%, 6/15/2031	500,000	525,137
5.00%, 6/15/2032	500,000	524,076
5.00%, 6/15/2033	500,000	523,017
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	325,000	280,615
Series B, 5.00%, 6/15/2023	600,000	607,813
Salem-Keizer School District No 24J, General Obligation:
5.00%, 6/15/2038	500,000	528,178
Series A, Zero Coupon, 6/15/2040	2,850,000	1,221,096
Series A, 0.01%, 6/15/2039	1,995,000	908,787
Series B, 5.00%, 6/15/2032	635,000	698,829
State of Oregon, General Obligation:
4.00%, 5/1/2046	740,000	658,744
Series A, 4.00%, 5/1/2037	895,000	878,453
Tri-County Metropolitan Transportation District of Oregon Revenue:
Series A, 3.00%, 9/1/2044	1,405,000	1,054,804
Series A, 5.00%, 9/1/2041	570,000	607,405
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	689,391
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2027	120,000	123,645
Series A, Zero Coupon, 6/15/2039	1,955,000	864,813
Series A, Zero Coupon, 6/15/2041	2,500,000	981,303
Series A, Zero Coupon, 6/15/2042	2,000,000	737,527
Series B, Zero Coupon, 6/15/2029	200,000	153,577
Series B, Zero Coupon, 6/15/2034	330,000	195,643
Series B, 0.01%, 6/15/2032	700,000	463,441

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Washington County, OR, School District No. 1, General Obligation:
4.00%, 6/15/2039	$1,920,000	$1,777,240
5.00%, 6/15/2027	710,000	762,383
5.00%, 6/15/2035	1,240,000	1,297,916
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	200,000	200,746
		39,207,633
PENNSYLVANIA — 1.0%
Abington, PA, School District, General Obligation Series A, 4.00%, 10/1/2035	535,000	522,917
Allegheny, PA, General Obligation Series C-75, 5.00%, 11/1/2026	315,000	335,970
Bensalem Township School District, General Obligation 5.00%, 6/1/2028	135,000	137,862
Commonwealth of Pennsylvania 5.00%, 10/1/2025	2,000,000	2,098,221
Commonwealth of Pennsylvania, General Obligation:
2.00%, 5/15/2039	665,000	427,572
4.00%, 5/15/2033	7,955,000	7,889,471
5.00%, 7/15/2028	2,115,000	2,301,190
5.00%, 1/1/2024	725,000	740,624
Series 2020, 3.00%, 5/1/2035	900,000	759,218
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	99,630
Series A, 5.00%, 10/1/2042	795,000	829,734
Luzerne, PA, General Obligation Series A, Assured Guaranty Municipal Corp., 5.00%, 11/15/2029 (b)	375,000	390,368
Pennsylvania Turnpike Commission Revenue:
5.25%, 12/1/2044	2,905,000	3,086,720
Series A, 5.00%, 12/1/2028	105,000	111,975
Series A, 5.00%, 12/1/2030	160,000	170,165
Series A, 5.00%, 12/1/2046	625,000	648,962
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	285,778
Pennsylvania, State General Obligation:
4.00%, 2/1/2030	400,000	403,207
5.00%, 3/15/2023	120,000	120,997
5.00%, 9/15/2023	600,000	609,990
5.00%, 9/15/2026	500,000	531,583
5.00%, 1/1/2027	500,000	533,680
Security Description	Principal Amount	Value
5.00%, 3/15/2028	$270,000	$279,389
5.00%, 5/15/2030	1,035,000	1,147,559
Series 2020, 2.00%, 5/1/2039	1,475,000	960,556
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series A, 4.00%, 8/15/2033	190,000	191,743
Series A, 4.00%, 8/15/2034	145,000	142,852
Series A, 4.00%, 8/15/2035	470,000	453,423
Series A, 5.00%, 9/1/2045	2,000,000	2,072,315
Series AT-1, 5.00%, 6/15/2024	200,000	205,703
Series AT-1, 5.00%, 6/15/2025	100,000	104,116
Series AT-1, 5.00%, 6/15/2030	100,000	103,657
Series B, 5.00%, 10/1/2025	200,000	210,114
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	156,810
Series A, 5.00%, 9/1/2042	270,000	282,168
Series B, 4.00%, 9/1/2036	490,000	465,564
Port, PN, Authority of Allegheny County Revenue 5.00%, 3/1/2024	900,000	922,272
State Public School Building Authority Revenue:
5.00%, 12/1/2023	150,000	152,990
5.00%, 12/1/2029	610,000	634,225
Upper Merion Area School District, General Obligation Series A, 4.00%, 1/15/2046	500,000	456,536
		31,977,826
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
4.00%, 5/15/2040	550,000	508,656
Series A, 4.00%, 5/15/2028	485,000	493,557
Series A, 5.00%, 5/15/2027	270,000	284,994
Series A, 5.00%, 9/1/2029	500,000	539,976
Rhode Island, State & Providence Plantations, General Obligation:
Series C, 4.00%, 1/15/2033	1,500,000	1,526,514
Series D, 5.00%, 8/1/2024	250,000	257,857
State of Rhode Island, General Obligation:
2.00%, 8/1/2038	905,000	593,728
5.00%, 1/15/2027	500,000	533,134
Series A, 4.00%, 5/1/2035	1,550,000	1,560,456
		6,298,872

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOUTH CAROLINA — 0.3%
Anderson County School District, General Obligation 3.00%, 3/1/2038	$850,000	$683,648
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	350,000	363,132
City of Charleston SC Waterworks & Sewer System Revenue:
5.00%, 1/1/2044	1,000,000	1,067,484
5.00%, 1/1/2047	1,000,000	1,081,879
Grand Strand Water & Sewer Authority Series A, 4.00%, 6/1/2046	575,000	511,758
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	100,862
Series C, 3.00%, 3/1/2038	325,000	263,013
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	2,085,000	2,130,141
Series A, 5.00%, 4/1/2030	120,000	129,823
University of South Carolina Revenue:
Series A, 5.00%, 5/1/2041	750,000	785,942
Series A, 5.00%, 5/1/2046	730,000	757,593
York, SC, General Obligation 5.00%, 4/1/2027	280,000	287,375
		8,162,650
TENNESSEE — 0.9%
City of Memphis TN Sanitary Sewerage System Revenue Series B, 5.00%, 10/1/2045	1,000,000	1,065,595
City of Memphis TN Water Revenue 3.00%, 12/1/2045	500,000	372,236
City of Memphis TN, General Obligation:
4.00%, 5/1/2035	750,000	735,981
5.00%, 5/1/2029	1,775,000	1,954,040
Memphis, TN, General Obligation:
4.00%, 6/1/2044	500,000	448,763
Series A, 5.00%, 4/1/2026	320,000	333,749
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue Series B, 5.00%, 5/15/2026	345,000	365,969
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2028	360,000	370,920
4.00%, 7/1/2036	515,000	502,114
5.00%, 1/1/2024	105,000	107,353
Security Description	Principal Amount	Value
5.00%, 7/1/2024	$110,000	$113,402
5.00%, 1/1/2025	535,000	555,995
5.00%, 1/1/2026	170,000	179,408
5.00%, 1/1/2027	100,000	106,279
5.00%, 7/1/2030	650,000	705,397
Series B, 5.00%, 1/1/2036	8,930,000	9,714,455
Series C, 5.00%, 7/1/2023	115,000	116,585
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
3.00%, 1/1/2034	500,000	435,700
Series C, 5.00%, 1/1/2024	500,000	511,205
New Memphis Arena Public Building Authority Zero Coupon, 4/1/2035	760,000	419,198
New Memphis Arena Public Building Authority Revenue:
Zero Coupon, 4/1/2032	1,500,000	982,612
Zero Coupon, 4/1/2034	3,300,000	1,928,828
Zero Coupon, 4/1/2040	750,000	303,629
Zero Coupon, 4/1/2042	850,000	303,191
0.01%, 4/1/2041	2,015,000	762,521
4.00%, 4/1/2027	1,325,000	1,161,102
Tennessee, State General Obligation:
Series A, 5.00%, 2/1/2026	160,000	169,375
Series A, 5.00%, 9/1/2027	2,005,000	2,172,064
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2031	500,000	529,496
Series A, 5.00%, 11/1/2037	435,000	453,969
Series B, 5.00%, 11/1/2022	100,000	100,151
Series B, 5.00%, 11/1/2025	105,000	110,349
		28,091,631
TEXAS — 10.4%
Alamo Community College District 5.00%, 2/15/2027	1,855,000	1,978,523
Alamo Community College District, General Obligation 4.00%, 8/15/2034	1,085,000	1,086,481
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	125,000	132,464
5.00%, 8/15/2027	575,000	617,152
Alamo, TX, Regional Mobility Authority Revenue 5.00%, 6/15/2039	100,000	102,411
Aldine, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 5.00%, 2/15/2024 (b)	220,000	225,485
Permanent School Fund Guaranteed, 5.00%, 2/15/2026 (b)	150,000	155,842

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (b)	$300,000	$311,061
Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (b)	215,000	229,593
Allen, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 2/15/2027 (b)	320,000	337,381
Alvin, TX, Independent School District, General obligation Permanent School Fund Guaranteed, 4.00%, 2/15/2039 (b)	850,000	802,263
Alvin, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 5.00%, 2/15/2027 (b)	345,000	363,739
Series A, Permanent School Fund Guaranteed, 4.00%, 2/15/2039 (b)	255,000	240,679
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (b)	165,000	172,889
Arlington County, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 4.00%, 2/15/2041 (b)	1,000,000	927,517
Arlington Higher Education Finance Corp., Revenue Series A, Permanent School Fund Guaranteed, 3.00%, 2/15/2046 (b)	1,500,000	1,056,360
Arlington Independent School District/TX:
Permanent School Fund Guaranteed, 4.00%, 2/15/2039 (b)	770,000	723,484
Permanent School Fund Guaranteed, 4.00%, 2/15/2040 (b)	2,000,000	1,869,277
Arlington, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 4.00%, 2/15/2041 (b)	750,000	695,637
Permanent School Fund Guaranteed, 4.00%, 2/15/2042 (b)	720,000	662,903
Permanent School Fund Guaranteed, 4.00%, 2/15/2046 (b)	745,000	670,072
Security Description	Principal Amount	Value
Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (b)	$500,000	$550,543
Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (b)	2,000,000	2,199,006
Permanent School Fund Guaranteed, 5.00%, 2/15/2031 (b)	550,000	602,114
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2026 (b)	225,000	226,606
Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (b)	75,000	78,095
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2033	250,000	262,609
Series A, 5.00%, 11/15/2022	100,000	100,205
Series A, 5.00%, 11/15/2026	825,000	877,115
Series A, 5.00%, 11/15/2039	500,000	525,312
Series A, 5.00%, 11/15/2045	1,760,000	1,822,613
Series B, 5.00%, 11/15/2044	950,000	985,648
Austin, TX, General Obligation 5.00%, 9/1/2034	420,000	430,243
Austin, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 1.88%, 8/1/2038 (b)	1,450,000	935,739
Permanent School Fund Guaranteed, 4.00%, 8/1/2033 (b)	3,700,000	3,721,037
Permanent School Fund Guaranteed, 4.00%, 8/1/2034 (b)	3,015,000	3,019,434
Permanent School Fund Guaranteed, 4.00%, 8/1/2035 (b)	2,000,000	1,998,008
Permanent School Fund Guaranteed, 5.00%, 8/1/2028 (b)	540,000	587,262
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2027	265,000	286,470
Series A, 5.00%, 5/15/2026	300,000	316,471
Series C, 5.00%, 11/15/2034	500,000	542,279
Series C, 5.00%, 11/15/2035	500,000	541,277
Series C, 5.00%, 11/15/2045	605,000	636,192
Bexar County, TX, General Obligation:
4.00%, 6/15/2039	2,000,000	1,877,845
4.00%, 6/15/2041	350,000	324,399
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2036	300,000	286,802
5.00%, 2/15/2026	140,000	147,467

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2027	$265,000	$278,962
5.00%, 2/15/2029	980,000	1,055,095
5.00%, 2/15/2031	1,450,000	1,577,851
5.00%, 2/15/2032	3,000,000	3,099,560
5.00%, 2/15/2034	1,180,000	1,246,568
Birdville, TX, Independent School District, General Obligation Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2028 (b)	200,000	207,836
Board of Regents of the University of Texas System Revenue Series A, 4.00%, 8/15/2035	855,000	841,385
Board of Regents of University of Texas System Revenue Series A, 5.00%, 8/15/2032	635,000	687,907
Braunfels, TX, Utility System Revenue 3.00%, 7/1/2045	885,000	646,057
City of Austin TX Water & Wastewater System Revenue 5.00%, 11/15/2022	485,000	486,070
City of Dallas TX Waterworks & Sewer System Revenue:
5.00%, 10/1/2046	500,000	518,660
Series C, 4.00%, 10/1/2035	800,000	790,870
Series C, 4.00%, 10/1/2040	505,000	462,449
Series C, 4.00%, 10/1/2043	685,000	613,618
Series C, 5.00%, 10/1/2036	500,000	541,826
City of Houston TX, General Obligation 5.00%, 3/1/2024	1,000,000	1,023,912
City of Laredo TX Waterworks & Sewer System Revenue Series A, 4.00%, 3/1/2045	750,000	652,756
City of San Antonio TX Electric & Gas Systems Revenue:
1.75%, 2/1/2049 (c)	500,000	470,660
4.00%, 2/1/2030	650,000	665,036
4.00%, 2/1/2037	500,000	467,388
4.00%, 2/1/2043	2,000,000	1,763,290
5.00%, 2/1/2026	1,665,000	1,748,257
5.00%, 2/1/2028	1,500,000	1,611,521
5.00%, 2/1/2031	2,000,000	2,198,064
5.00%, 2/1/2032	1,000,000	1,101,082
5.00%, 2/1/2033	1,250,000	1,359,982
5.00%, 2/1/2034	500,000	533,126
Series A, 5.00%, 2/1/2033	1,000,000	1,079,978
Series A, 5.00%, 2/1/2040	1,975,000	2,061,343
Series A, 5.00%, 2/1/2041	1,860,000	1,935,044
Series B-REMK, 3.00%, 2/1/2030	515,000	477,551
City of San Antonio TX, General Obligation:
3.00%, 8/1/2039	700,000	555,628
Security Description	Principal Amount	Value
4.00%, 8/1/2033	$1,000,000	$1,001,785
4.00%, 8/1/2036	525,000	508,497
5.00%, 8/1/2031	730,000	799,328
Clear Creek, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 5.00%, 2/15/2032 (b)	1,000,000	1,061,436
Permanent School Fund Guaranteed, 5.00%, 2/15/2041 (b)	1,000,000	1,045,962
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2031	495,000	503,531
4.00%, 8/15/2032	280,000	283,728
4.00%, 8/15/2034	190,000	191,087
4.00%, 8/15/2035	2,700,000	2,697,015
5.00%, 8/15/2025	390,000	408,600
Series A, 4.00%, 8/15/2038	2,015,000	1,913,475
Series A, 5.00%, 8/15/2024	2,260,000	2,329,147
Series A, 5.00%, 8/15/2025	750,000	785,769
Series A, 5.00%, 8/15/2030	2,500,000	2,742,763
Collin County, TX, General Obligation 3.13%, 2/15/2035	720,000	625,136
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	500,000	518,083
Comal Independent School District, General Obligation Series B, Permanent School Fund Guaranteed, 5.00%, 2/1/2024 (b)	395,000	404,578
Conroe, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (b)	350,000	363,713
Series A, Permanent School Fund Guaranteed, 3.00%, 2/15/2041 (b)	500,000	389,716
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (b)	205,000	213,032
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2031 (b)	700,000	767,399
Coppell, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 8/15/2042 (b)	1,000,000	1,060,380

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Corpus Christi, Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 8/15/2030 (b)	$830,000	$901,818
County of Bexar, TX, General Obligation:
4.00%, 6/15/2046	840,000	753,760
5.00%, 6/15/2031	530,000	563,083
5.00%, 6/15/2032	1,170,000	1,249,003
County of Travis, TX, General Obligation Series A, 5.00%, 3/1/2038	515,000	545,137
County of Williamson, TX, General Obligation:
4.00%, 2/15/2040	500,000	459,257
5.00%, 2/15/2024	790,000	809,378
5.00%, 2/15/2026	500,000	528,793
5.00%, 2/15/2029	675,000	738,762
5.00%, 2/15/2030	1,255,000	1,370,074
5.00%, 2/15/2032	745,000	807,799
Crowley, Independent School District, General Obligation:
Series B, Permanent School Fund Guaranteed, 4.00%, 8/1/2037 (b)	140,000	142,805
Series B, Permanent School Fund Guaranteed, 5.00%, 8/1/2036 (b)	100,000	104,764
Cypress-Fairbanks, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 4.00%, 2/15/2037 (b)	235,000	227,486
Permanent School Fund Guaranteed, 4.00%, 2/15/2041 (b)	100,000	92,891
Permanent School Fund Guaranteed, 5.00%, 2/15/2023 (b)	150,000	151,069
Permanent School Fund Guaranteed, 5.00%, 2/15/2028 (b)	435,000	451,139
Series A, Permanent School Fund Guaranteed, 2.25%, 2/15/2043 (b)	550,000	345,539
Series A, Permanent School Fund Guaranteed, 3.00%, 2/15/2035 (b)	500,000	441,496
Series A, Permanent School Fund Guaranteed, 3.00%, 2/15/2039 (b)	500,000	422,288
Series A, Permanent School Fund Guaranteed, 4.00%, 2/15/2037 (b)	1,400,000	1,355,233
Security Description	Principal Amount	Value
Dallas county, TX, General Obligation:
5.00%, 8/15/2025	$100,000	$104,881
5.00%, 7/15/2027	610,000	645,045
Dallas Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (b)	620,000	679,452
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 12/1/2034	1,000,000	1,083,619
Series A, 5.00%, 12/1/2028	295,000	310,125
Series A, 5.00%, 12/1/2029	255,000	268,074
Series A, 5.00%, 12/1/2030	160,000	168,204
Series A, 5.00%, 12/1/2033	100,000	103,808
Series A, 5.00%, 12/1/2034	175,000	183,973
Series A, 5.00%, 12/1/2035	225,000	236,536
Series A, 5.00%, 12/1/2036	295,000	309,069
Dallas, TX, General Obligation:
5.00%, 2/15/2030	275,000	284,803
Series A, 5.00%, 2/15/2024	2,500,000	2,561,321
Series B, 3.00%, 2/15/2036	540,000	450,527
Dallas, TX, Hospital District, General Obligation:
4.00%, 8/15/2034	610,000	603,829
5.00%, 8/15/2029	2,000,000	2,153,910
Dallas, TX, Independent School District, General Obligation:
Series A, Permanent School Fund Guaranteed, 3.00%, 2/15/2036 (b)	345,000	292,736
Series A, Permanent School Fund Guaranteed, 4.00%, 2/15/2031 (b)	255,000	259,067
Series A, Permanent School Fund Guaranteed, 5.00%, 8/15/2024 (b)	210,000	217,080
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (b)	830,000	863,480
Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2026 (b)	600,000	633,373
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 5.00%, 10/1/2027	110,000	115,370
Series A, 5.00%, 10/1/2028	300,000	313,948
Series A, 5.00%, 10/1/2029	100,000	105,921
Series A, 5.00%, 10/1/2033	410,000	429,594
Del Valle Independent School District TX, General Obligation:
Permanent School Fund Guaranteed, 5.00%, 6/15/2032 (b)	2,760,000	3,059,617

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Permanent School Fund Guaranteed, 5.00%, 6/15/2036 (b)	$2,655,000	$2,848,118
Denton, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 4.00%, 8/15/2023 (b)	525,000	529,070
Permanent School Fund Guaranteed, 5.00%, 8/15/2025 (b)	290,000	301,698
Permanent School Fund Guaranteed, 5.00%, 8/15/2028 (b)	175,000	181,455
Permanent School Fund Guaranteed, 5.00%, 8/15/2029 (b)	500,000	524,717
Permanent School Fund Guaranteed, 5.00%, 8/15/2030 (b)	115,000	120,350
Series B, Permanent School Fund Guaranteed, 5.00%, 8/15/2043 (b)	2,225,000	2,339,201
Dickinson, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 2.00%, 2/15/2046 (b)	1,900,000	1,063,833
Eagle Mountain & Saginaw Independent School District Permanent School Fund Guaranteed, 5.00%, 8/15/2030 (b)	125,000	131,301
El Paso, TX, General Obligation:
4.00%, 8/15/2042	210,000	186,387
Series A, 4.00%, 8/15/2034	1,000,000	998,261
Series A, 4.00%, 8/15/2035	750,000	736,795
Series A, 4.00%, 8/15/2045	525,000	457,687
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2026	165,000	169,198
Forney Independent School District Series B, Permanent School Fund Guaranteed, 5.00%, 8/15/2039 (b)	2,400,000	2,571,042
Forney, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 8/15/2029 (b)	125,000	130,683
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	152,968
Series B, 5.00%, 3/1/2026	250,000	260,029
Series B, 5.00%, 3/1/2028	520,000	546,704
Security Description	Principal Amount	Value
Fort Bend, TX, Forney Independent School District Permanent School Fund Guaranteed, 4.00%, 8/15/2044 (b)	$2,500,000	$2,268,078
Fort Bend, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 4.00%, 8/15/2032 (b)	275,000	278,748
Permanent School Fund Guaranteed, 5.00%, 8/15/2027 (b)	555,000	596,976
Permanent School Fund Guaranteed, 5.00%, 8/15/2028 (b)	525,000	563,465
Series E, 5.00%, 2/15/2027 (b)	850,000	909,096
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2023	50,000	50,395
Fort Worth, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 5.00%, 2/15/2023 (b)	50,000	50,344
Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (b)	195,000	202,956
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	130,000	133,119
Series A, 5.00%, 2/15/2027	140,000	145,291
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	128,049
Series A, 5.00%, 2/15/2024	150,000	153,659
Series A, 5.00%, 2/15/2026	260,000	270,307
Frisco, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 4.00%, 2/15/2035 (b)	525,000	525,095
Permanent School Fund Guaranteed, 5.00%, 8/15/2036 (b)	500,000	538,164
Series A, Permanent School Fund Guaranteed, 4.00%, 8/15/2032 (b)	510,000	518,210
Galena Park, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 4.00%, 8/15/2034 (b)	375,000	376,802

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Galveston Independent School District:
Permanent School Fund Guaranteed, 4.00%, 2/1/2047 (b)	$2,000,000	$1,801,810
Permanent School Fund Guaranteed, 5.00%, 2/1/2032 (b)	750,000	815,167
Garland, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (b)	260,000	268,688
Georgetown, TX, Independent School District, General Obligation Series A, Permanent School Fund Guaranteed, 5.00%, 8/15/2037 (b)	110,000	113,874
Goose Creek Consolidated Independent School District, General Obligation Permanent School Fund Guaranteed, 2.13%, 2/15/2045 (b)	1,000,000	614,097
Grand Parkway, TX, Transportation Corp., Revenue:
Series A, 5.00%, 10/1/2031	1,000,000	1,071,842
Series A, 5.00%, 10/1/2035	700,000	737,936
Series A, 5.00%, 10/1/2038	1,280,000	1,339,552
Series A, 5.00%, 10/1/2043	1,300,000	1,347,160
Grand Prairie, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 4.00%, 8/15/2030 (b)	100,000	102,036
Grapevine-Colleyville, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 8/15/2031 (b)	500,000	520,507
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	375,619
4.00%, 11/15/2037	840,000	786,047
5.00%, 11/15/2025	275,000	288,420
Harris County, TX, Flood Control District Revenue:
Series A, 4.00%, 10/1/2035	900,000	885,280
Series A, 5.00%, 10/1/2027	285,000	297,957
Series A, 5.00%, 10/1/2029	530,000	572,519
Series A, 5.00%, 10/1/2032	455,000	487,846
Series A, 5.00%, 10/1/2033	250,000	267,274
Security Description	Principal Amount	Value
Harris County, TX, Flood Control District, General Obligation:
3.00%, 10/1/2038	$625,000	$503,844
4.00%, 10/1/2033	760,000	768,821
4.00%, 10/1/2035	790,000	780,985
5.00%, 10/1/2031	500,000	547,826
Harris County, TX, General Obligation:
Series A, 4.00%, 10/1/2045	1,990,000	1,815,782
Series A, 5.00%, 10/1/2025	350,000	368,005
Series A, 5.00%, 10/1/2026	500,000	531,333
Series A, 5.00%, 10/1/2029	1,465,000	1,614,937
Series A, 5.00%, 10/1/2034	440,000	451,259
Series A, 5.00%, 10/1/2035	155,000	160,730
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2026	150,000	155,505
5.00%, 11/1/2028	120,000	124,404
Series A, 5.00%, 11/1/2027	525,000	558,094
Series A, 5.00%, 11/1/2028	200,000	212,059
Series A, 5.00%, 11/1/2029	300,000	317,386
Series B, 5.00%, 11/1/2024	225,000	232,891
Harris County, TX, Revenue:
Series A, 5.00%, 8/15/2024	375,000	388,056
Series A, 5.00%, 8/15/2026	185,000	197,014
Series A, 5.00%, 8/15/2027	500,000	529,855
Series A, 5.00%, 8/15/2030	480,000	505,811
Series A, 5.00%, 8/15/2035	490,000	510,587
Series A, 5.00%, 8/15/2036	270,000	280,753
Harris County, TX, Toll Road Authority Revenue:
4.00%, 8/15/2036	485,000	469,379
4.00%, 8/15/2037	505,000	478,920
4.00%, 8/15/2038	1,000,000	938,777
4.00%, 8/15/2045	2,590,000	2,319,825
5.00%, 8/15/2026	685,000	729,227
5.00%, 8/15/2029	865,000	951,024
Series A, 4.00%, 8/15/2037	300,000	285,284
Series A, 5.00%, 8/15/2032	1,635,000	1,745,057
Harris County, TX, Toll Road Authority, Revenue:
4.00%, 8/15/2035	615,000	599,984
4.00%, 8/15/2040	510,000	469,315
Hays Consolidated Independent School District, General Obligation Series A, Permanent School Fund Guaranteed, 3.00%, 2/15/2025 (b)	930,000	919,074
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	682,030
Houston of Harris County, TX, Port Authority General Obligation:
Series A, 5.00%, 10/1/2022	255,000	255,000

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A-2, 4.00%, 10/1/2035	$820,000	$804,974
Series A-2, 5.00%, 10/1/2024	500,000	517,368
Series A-2, 5.00%, 10/1/2027	600,000	646,737
Series A-2, 5.00%, 10/1/2029	800,000	879,783
Series A-2, 5.00%, 10/1/2032	1,810,000	1,976,126
Houston of Harris County, TX, Port Authority Revenue:
4.00%, 10/1/2037	3,170,000	2,997,637
4.00%, 10/1/2039	1,040,000	966,173
4.00%, 10/1/2040	500,000	460,574
Houston, TX, Combined Utility System Revenue:
Series A, 3.00%, 11/15/2040	1,500,000	1,138,901
Series A, 4.00%, 11/15/2041	1,015,000	918,500
Series B, 4.00%, 11/15/2037	250,000	235,211
Series B, 4.00%, 11/15/2044	1,950,000	1,730,620
Series B, 5.00%, 11/15/2025	200,000	210,366
Series B, 5.00%, 11/15/2026	300,000	319,070
Series B, 5.00%, 11/15/2032	275,000	289,236
Series C, 4.00%, 11/15/2039	550,000	507,059
Series D, 5.00%, 11/15/2028	130,000	134,101
Series D, 5.00%, 11/15/2032	500,000	537,157
Series D, 5.00%, 11/15/2038	555,000	587,698
Houston, TX, General Obligation:
Series A, 3.00%, 3/1/2040	780,000	596,537
Series A, 4.00%, 3/1/2035	765,000	753,485
Series A, 4.00%, 3/1/2036	395,000	383,126
Series A, 5.00%, 3/1/2025	365,000	379,729
Series A, 5.00%, 3/1/2027	1,310,000	1,397,487
Series A, 5.00%, 3/1/2029	720,000	776,730
Series A, 5.00%, 3/1/2030	695,000	735,119
Series A, 5.00%, 3/1/2031	100,000	104,720
Series A, 5.00%, 3/1/2032	850,000	915,420
Houston, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 4.00%, 6/1/2039 (b) (c)	520,000	521,310
Permanent School Fund Guaranteed, 5.00%, 2/15/2031 (b)	500,000	531,868
5.00%, 7/15/2035	515,000	550,126
Permanent School Fund Guaranteed, 5.00%, 2/15/2042 (b)	315,000	329,032
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (b)	395,000	415,939
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2031 (b)	445,000	467,432
Security Description	Principal Amount	Value
Humble, TX, Independent School District, General Obligation Series A, Permanent School Fund Guaranteed, 5.50%, 2/15/2025 (b)	$110,000	$115,756
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	140,000	150,453
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	218,863
Irving Independent, CA, School District, General Obligation Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2023 (b)	175,000	176,267
Judson, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 2/1/2025 (b)	225,000	234,037
Katy, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 4.00%, 2/15/2037 (b)	185,000	180,635
Permanent School Fund Guaranteed, 5.00%, 2/15/2042 (b)	230,000	242,038
Permanent School Fund Guaranteed, 5.00%, 2/15/2043 (b)	1,285,000	1,352,617
Series D, Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (b)	405,000	421,618
Keller, TX, Independent School District, General Obligation Series A, Permanent School Fund Guaranteed, 5.00%, 8/15/2027 (b)	145,000	152,639
Klein, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 4.00%, 8/1/2046 (b)	100,000	89,861
Lake Travis, TX, Independent School District, General Obligation Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2043 (b)	30,000	31,174
Lamar, TX, Consolidated Independent School District, General Obligation Series A, Permanent School Fund Guaranteed, 3.00%, 2/15/2036 (b)	1,300,000	1,087,886

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Leander, TX, Independent School District, General Obligation Series A, Permanent School Fund Guaranteed, Zero Coupon, 8/16/2044 (b)	$100,000	$35,574
Lewisville Independent School District Permanent School Fund Guaranteed, 5.00%, 8/15/2031 (b)	500,000	547,957
Lewisville, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 3.25%, 8/15/2036 (b)	100,000	85,890
Permanent School Fund Guaranteed, 5.00%, 8/15/2023 (b)	300,000	304,630
Permanent School Fund Guaranteed, 5.00%, 8/15/2024 (b)	135,000	139,304
Permanent School Fund Guaranteed, 5.00%, 8/15/2026 (b)	300,000	319,033
Series A, Permanent School Fund Guaranteed, 4.00%, 8/15/2026 (b)	180,000	183,357
Series B, 5.00%, 8/15/2028	525,000	547,552
Liberty Hill Independent School District, General Obligation:
Permanent School Fund Guaranteed, 3.00%, 2/1/2037 (b)	1,500,000	1,221,124
Permanent School Fund Guaranteed, 4.00%, 2/1/2044 (b)	750,000	680,706
Lone Star, TX, College System, General Obligation 5.00%, 2/15/2033	400,000	416,672
Lower Colorado River Authority Revenue Assured Guaranty Municipal Corp., 5.00%, 5/15/2038 (b)	600,000	638,535
Lubbock, TX, General Obligation:
5.00%, 2/15/2025	2,575,000	2,678,271
5.00%, 2/15/2029	100,000	109,446
Midway Independent School District , General Obligation Permanent School Fund Guaranteed, 5.00%, 8/15/2030 (b)	705,000	777,543
Security Description	Principal Amount	Value
Montgomery Independent School District Permanent School Fund Guaranteed, 5.00%, 2/15/2028 (b)	$245,000	$253,807
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	415,000	436,722
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	383,515
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	135,000	139,604
5.00%, 9/1/2027	200,000	208,773
Series A, 3.00%, 9/1/2032	685,000	630,175
Northside, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 2.38%, 8/15/2045 (b)	605,000	384,899
Permanent School Fund Guaranteed, 4.00%, 8/15/2034 (b)	750,000	750,521
Northwest, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 3.00%, 2/15/2046 (b)	2,250,000	1,618,161
Permanent School Fund Guaranteed, 5.00%, 2/15/2042 (b)	380,000	401,768
Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2023 (b)	230,000	231,640
Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2026 (b)	260,000	270,247
Pasadena, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 2/15/2024 (b)	500,000	512,197
Pearland, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 2/15/2027 (b)	1,490,000	1,594,843

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Pecos Barstow Toyah Independent School District, General Obligation Permanent School Fund Guaranteed, 4.00%, 2/15/2041 (b)	$500,000	$463,972
Plano, TX, Independent School District, General Obligation:
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2028 (b)	200,000	210,342
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (b)	500,000	524,717
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2026	150,000	159,374
Permanent School Fund Guaranteed, 5.00%, 8/1/2026 (b)	2,140,000	2,275,319
Permanent School Fund Guaranteed, 5.00%, 8/1/2031 (b)	480,000	518,756
Series A, Permanent School Fund Guaranteed, 3.00%, 8/1/2033 (b)	500,000	440,092
Series A, Permanent School Fund Guaranteed, 4.00%, 8/1/2032 (b)	500,000	511,217
Series A, Permanent School Fund Guaranteed, 5.00%, 8/1/2030 (b)	1,080,000	1,185,861
Series A, Permanent School Fund Guaranteed, 5.00%, 8/1/2031 (b)	610,000	666,379
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2024	280,000	286,712
5.00%, 2/1/2025	125,000	129,915
5.00%, 2/1/2026	230,000	241,767
5.00%, 2/1/2027	375,000	398,192
5.00%, 2/1/2041	260,000	270,659
5.00%, 2/1/2042	260,000	270,258
San Antonio, TX, Electric & Gas Systems Revenue 3.00%, 2/1/2037	540,000	435,235
San Antonio, TX, General Obligation 5.00%, 8/1/2037	320,000	341,944
San Antonio, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 4.00%, 8/15/2033 (b)	1,000,000	1,003,806
Security Description	Principal Amount	Value
Permanent School Fund Guaranteed, 4.00%, 8/15/2034 (b)	$1,000,000	$991,623
Permanent School Fund Guaranteed, 4.00%, 8/15/2035 (b)	620,000	612,731
Permanent School Fund Guaranteed, 4.00%, 8/15/2036 (b)	645,000	634,143
Permanent School Fund Guaranteed, 4.00%, 8/15/2040 (b)	610,000	572,202
Permanent School Fund Guaranteed, 4.00%, 8/15/2041 (b)	950,000	885,012
Permanent School Fund Guaranteed, 5.00%, 2/15/2027 (b)	510,000	529,982
Permanent School Fund Guaranteed, 5.00%, 8/15/2043 (b)	620,000	639,958
San Antonio, TX, Water System Revenue:
4.00%, 5/15/2034	865,000	852,852
Series A, 2.63%, 5/1/2049 (c)	550,000	545,236
Series A, 4.00%, 5/15/2040	875,000	811,595
Series A, 5.00%, 5/15/2026	50,000	52,899
Series A, 5.00%, 5/15/2029	210,000	222,047
Series A, 5.00%, 5/15/2030	500,000	527,700
Series A, 5.00%, 5/15/2032	800,000	858,814
Series A, 5.00%, 5/15/2039	545,000	579,895
Series A, 5.00%, 5/15/2042	2,065,000	2,170,327
Series C, 4.00%, 5/15/2037	130,000	123,180
Series C, 5.00%, 5/15/2026	200,000	211,595
Series C, 5.00%, 5/15/2030	160,000	169,946
San Jacinto, TX, Community College District, General Obligation:
4.00%, 2/15/2046	500,000	431,254
Series A, 4.00%, 2/15/2041	515,000	465,193
Sanger Independent School District Permanent School Fund Guaranteed, 4.00%, 8/15/2047 (b)	2,000,000	1,814,335
Schertz-Cibolo-Universal City Independent School District, General Obligation Permanent School Fund Guaranteed, 4.00%, 2/1/2036 (b)	110,000	111,037
Sherman, TX, Independent School District, General Obligation Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2041 (b)	550,000	581,055

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Socorro Independent School District, General Obligation Permanent School Fund Guaranteed, 4.00%, 8/15/2045 (b)	$2,195,000	$1,986,423
Tarrant, TX, County College District, General Obligation:
2.00%, 8/15/2036	1,700,000	1,175,964
4.00%, 8/15/2033	1,170,000	1,180,044
5.00%, 8/15/2027	1,150,000	1,238,586
5.00%, 8/15/2031	1,695,000	1,879,501
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2024	240,000	246,206
5.00%, 3/1/2025	250,000	260,147
Series A, 2.00%, 9/1/2044	750,000	428,177
Series A, 4.00%, 9/1/2031	750,000	773,638
Texas A&M University Revenue:
Series A, 3.00%, 5/15/2039	2,050,000	1,610,813
Series A, 3.00%, 5/15/2040	750,000	579,792
Texas Public Finance Authority Revenue 4.00%, 2/1/2039	2,000,000	1,847,870
Texas State University System Series A, 4.00%, 3/15/2034	620,000	616,984
Texas Water Development Board Revenue:
3.00%, 10/15/2033	1,310,000	1,178,255
3.00%, 10/15/2039	775,000	651,865
4.00%, 10/15/2032	500,000	508,033
4.00%, 10/15/2036	800,000	774,180
4.00%, 8/1/2037	1,150,000	1,107,483
4.00%, 10/15/2037	500,000	481,350
4.00%, 8/1/2038	2,240,000	2,124,307
4.00%, 10/15/2044	3,255,000	2,952,863
5.00%, 10/15/2023	700,000	713,275
5.00%, 4/15/2024	925,000	949,931
5.00%, 8/1/2026	500,000	530,876
5.00%, 10/15/2026	500,000	532,380
5.00%, 4/15/2030	610,000	664,402
5.00%, 8/1/2037	650,000	687,278
5.00%, 10/15/2042	810,000	852,248
Texas, State A&M University Revenue:
Series A, 3.00%, 5/15/2038	2,655,000	2,119,376
Series C, 5.00%, 5/15/2025	220,000	229,583
Series E, 5.00%, 5/15/2027	160,000	171,338
Texas, State General Obligation:
5.00%, 4/1/2026	310,000	318,020
5.00%, 4/1/2028	160,000	163,834
Series A, 4.00%, 10/1/2033	130,000	130,995
Series A, 5.00%, 4/1/2023	375,000	378,581
Series A, 5.00%, 10/1/2024	165,000	170,861
Series A, 5.00%, 4/1/2025	160,000	166,826
Series A, 5.00%, 4/1/2026	100,000	105,725
Series A, 5.00%, 10/1/2026	400,000	417,507
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2027	$280,000	$294,077
Series A, 5.00%, 10/1/2028	445,000	459,849
Series A, 5.00%, 4/1/2029	100,000	105,555
Series A, 5.00%, 10/1/2030	105,000	113,064
Series A, 5.00%, 10/1/2032	200,000	213,775
Series A, 5.00%, 4/1/2044	500,000	513,317
Series B, 5.00%, 10/1/2029	100,000	107,831
Series B, 5.00%, 10/1/2033	360,000	383,686
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2023	240,000	244,434
5.00%, 10/1/2024	265,000	274,517
Series A, 5.00%, 10/1/2026	275,000	292,975
Series A, 5.00%, 4/1/2033	260,000	266,803
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2023	200,000	201,769
Series A, 5.00%, 3/15/2026	735,000	772,006
Series A, 5.00%, 3/15/2029	140,000	149,527
Series A, 5.00%, 3/15/2033	500,000	529,478
Texas, State Water Development Board Revenue:
3.00%, 10/15/2034	800,000	709,804
3.00%, 10/15/2035	2,650,000	2,326,794
3.00%, 10/15/2039	600,000	504,669
4.00%, 8/1/2035	965,000	949,770
4.00%, 8/1/2036	150,000	145,285
4.00%, 10/15/2043	1,725,000	1,581,585
4.00%, 10/15/2044	2,635,000	2,390,413
4.00%, 10/15/2045	1,080,000	969,866
5.00%, 4/15/2024	220,000	225,930
5.00%, 4/15/2026	135,000	142,713
5.00%, 4/15/2027	90,000	95,619
5.00%, 4/15/2029	840,000	905,354
5.00%, 4/15/2031	770,000	843,630
5.00%, 10/15/2043	2,965,000	3,083,576
Series A, 4.00%, 10/15/2037	680,000	654,636
Series A, 4.00%, 10/15/2040	115,000	108,395
Series A, 4.00%, 10/15/2052	125,000	108,932
Series A, 5.00%, 4/15/2026	135,000	141,748
Series A, 5.00%, 4/15/2027	120,000	128,474
Tomball, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (b)	115,000	119,426
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	120,972
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
3.00%, 8/1/2032	530,000	481,682
5.00%, 8/1/2024	295,000	304,484

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2025	$335,000	$350,774
5.00%, 8/1/2030	100,000	107,295
University of Houston, Revenue:
Series A, 3.00%, 2/15/2039	500,000	382,806
Series A, 3.00%, 2/15/2041	500,000	395,636
Series A, 4.00%, 2/15/2025	265,000	268,975
Series A, 5.00%, 2/15/2025	380,000	394,098
Series A, 5.00%, 2/15/2029	500,000	544,539
Series A, 5.00%, 2/15/2030	175,000	182,971
Series C, 5.00%, 2/15/2027	900,000	946,538
University of North Texas Revenue:
Series A, 5.00%, 4/15/2025	200,000	207,717
Series A, 5.00%, 4/15/2029	285,000	301,526
Series A, 5.00%, 4/15/2030	120,000	126,584
Series A, 5.00%, 4/15/2031	115,000	121,005
University of Texas, Permanent University Fund Revenue:
Series A, 5.00%, 7/1/2030	120,000	124,695
Series A, 5.00%, 7/1/2032	120,000	124,440
Series A, 5.25%, 7/1/2029	85,000	89,013
Series A, 5.50%, 7/1/2025	180,000	190,536
Series A, 5.50%, 7/1/2026	125,000	132,317
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	375,000	351,227
Series B, 4.00%, 7/1/2034	300,000	293,866
Series B, 5.00%, 7/1/2024	175,000	180,593
Series B, 5.00%, 7/1/2027	60,000	61,866
University of Texas, Revenue:
Series A, 5.00%, 8/15/2030	1,765,000	1,959,507
Series A, 5.00%, 8/15/2031	900,000	978,288
Series B, 4.00%, 8/15/2036	350,000	341,444
Series B, 5.00%, 8/15/2027	405,000	416,799
Series B, 5.00%, 8/15/2029	2,055,000	2,262,015
Series C, 3.00%, 8/15/2035	470,000	399,994
Series C, 5.00%, 8/15/2028	750,000	816,442
Series C, 5.00%, 8/15/2031	1,665,000	1,859,275
Series E, 5.00%, 8/15/2026	140,000	148,725
Series E, 5.00%, 8/15/2027	100,000	107,563
Series J, 5.00%, 8/15/2024	315,000	325,735
Series J, 5.00%, 8/15/2025	260,000	272,400
Series J, 5.00%, 8/15/2026	200,000	212,464
Series J, 5.00%, 8/15/2027	425,000	451,328
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	188,595
5.00%, 7/15/2026	280,000	297,518
5.00%, 7/15/2028	505,000	539,337
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	145,922
5.00%, 2/1/2024	125,000	127,998
Security Description	Principal Amount	Value
Waller, TX, Consolidated Independent School District, General Obligation:
Permanent School Fund Guaranteed, 3.00%, 2/15/2040 (b)	$915,000	$694,235
Permanent School Fund Guaranteed, 4.00%, 2/15/2044 (b)	2,000,000	1,817,386
		323,079,860
UTAH — 0.8%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	102,669
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2036	530,000	516,815
Series B, 5.00%, 10/1/2027	145,000	156,364
Central Valley Water Reclamation Facility Series C, 4.00%, 3/1/2047	4,950,000	4,354,872
City of Salt Lake City UT Public Utilities Revenue 5.00%, 2/1/2042	2,335,000	2,466,983
Intermountain Power Agency:
Series A, 5.00%, 7/1/2028	180,000	195,655
Series A, 5.00%, 7/1/2045	910,000	955,160
University of Texas, Revenue Series A, 5.00%, 8/1/2044	1,785,000	1,873,091
University of Utah, Revenue:
Series A, 4.00%, 8/1/2039	800,000	754,469
Series B, 5.00%, 8/1/2035	4,000,000	4,325,652
Series B-1, 5.00%, 8/1/2023	170,000	172,568
Utah, State General Obligation:
5.00%, 7/1/2023	425,000	431,016
5.00%, 7/1/2025	585,000	614,458
5.00%, 7/1/2026	1,430,000	1,522,793
5.00%, 7/1/2027	360,000	386,167
5.00%, 7/1/2028	925,000	1,013,043
5.00%, 7/1/2029	1,655,000	1,823,904
5.00%, 7/1/2031	655,000	717,668
Series B, 5.00%, 7/1/2023	600,000	608,493
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	1,585,000	1,699,006
Build America Mutual Assurance Company, 5.00%, 12/15/2040 (b)	570,000	599,727
Series A, 5.00%, 6/15/2028	160,000	167,515
		25,458,088
VIRGINIA — 2.4%
Alexandria, VA, General Obligation Series C, 5.00%, 7/1/2028	500,000	538,991

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Arlington County, VA, General Obligation 4.00%, 6/15/2033	$700,000	$718,981
Chesterfield County, Economic Development Authority Revenue Series F, 2.00%, 4/1/2041	525,000	323,368
City of Richmond VA Public Utility Revenue 5.00%, 1/15/2024	760,000	778,218
County of Arlington VA, General Obligation Series A, 4.00%, 8/1/2035	900,000	896,423
County of Fairfax VA Sewer Revenue:
4.00%, 7/15/2040	1,610,000	1,548,933
5.00%, 7/15/2046	865,000	928,856
County of Fairfax VA, General Obligation:
Series A, 5.00%, 10/1/2034	695,000	760,970
Series A, 5.00%, 10/1/2037	610,000	658,300
County of Loudoun VA Series A, Class A, 5.00%, 12/1/2025	4,550,000	4,793,076
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2036	305,000	308,156
Series A, 5.00%, 10/1/2025	185,000	191,644
Series A, 5.00%, 10/1/2028	500,000	550,856
Series A, 5.00%, 10/1/2031	1,410,000	1,562,167
Fairfax County, VA, Water Authority Revenue:
5.00%, 4/1/2026	530,000	562,499
5.00%, 4/1/2041	675,000	711,157
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 4.00%, 7/1/2040	2,030,000	1,908,837
Series A, 4.00%, 7/1/2045	885,000	820,226
Series A, 5.00%, 7/1/2033	1,000,000	1,084,802
Series A, 5.00%, 7/1/2036	1,000,000	1,084,802
Series A, 5.00%, 7/1/2038	650,000	705,121
Series A, 5.00%, 7/1/2042	2,495,000	2,595,098
Loudoun County Economic Development Authority 4.00%, 12/1/2031	4,950,000	5,033,733
Loudoun County Economic Development Authority Revenue 2.00%, 12/1/2038	2,000,000	1,297,045
Loudoun County, VA, General Revenue Series A, 4.00%, 12/1/2038	3,500,000	3,439,859
Northern Virginia Transportation Commission 5.00%, 6/1/2047	5,000,000	5,311,689
Security Description	Principal Amount	Value
Richmond, VA, Public Utility Revenue 4.00%, 1/15/2036	$300,000	$300,159
University of Virginia, Revenue Series A, 5.00%, 4/1/2042	785,000	825,899
Virginia College Building Authority Series A, 3.00%, 2/1/2032	1,335,000	1,213,635
Virginia, College Building Authority Revenue:
4.00%, 2/1/2036	1,220,000	1,180,464
5.00%, 2/1/2026	825,000	870,401
5.00%, 2/1/2028	500,000	541,473
5.00%, 2/1/2030	825,000	913,681
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2037	1,515,000	1,209,190
3.00%, 5/15/2041	300,000	226,462
3.25%, 5/15/2043	1,100,000	839,408
4.00%, 5/15/2038	340,000	321,683
5.00%, 3/15/2028	575,000	619,827
5.00%, 9/15/2028	250,000	265,506
5.00%, 3/15/2032	130,000	138,881
Series A, 5.00%, 5/15/2032	585,000	625,923
Virginia, Public Building Authority Revenue Series B, 5.00%, 8/1/2026	750,000	797,147
Virginia, Public Building AuthorityRevenue 5.00%, 8/1/2024	4,000,000	4,132,187
Virginia, State College Building Authority, Educational Facilities Revenue:
3.00%, 2/1/2036	3,500,000	2,852,796
3.00%, 2/1/2038	1,000,000	790,193
4.00%, 2/1/2038	2,660,000	2,526,033
4.00%, 2/1/2040	680,000	640,369
5.00%, 2/1/2024	320,000	327,843
5.00%, 2/1/2025	155,000	161,226
Series A, 5.00%, 2/1/2023	150,000	150,974
Series A, 5.00%, 2/1/2027	500,000	534,483
Series A, 5.00%, 9/1/2028	60,000	63,711
Series D, 5.00%, 2/1/2023	250,000	251,623
Series D, 5.00%, 2/1/2024	210,000	215,147
Virginia, State General Obligation Series B, 5.00%, 6/1/2026	900,000	955,305
Virginia, State Public Building Authority Revenue:
Series A, 3.00%, 8/1/2032	210,000	193,177
Series A, 4.00%, 8/1/2034	820,000	823,041
Series A, 4.00%, 8/1/2035	260,000	260,458
Series A, 4.00%, 8/1/2038	750,000	724,611
Series A, 4.00%, 8/1/2040	810,000	767,640
Series A, 5.00%, 8/1/2025	2,100,000	2,201,199
Series A, 5.00%, 8/1/2029	150,000	161,739

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A-2, 4.00%, 8/1/2039	$2,000,000	$1,922,778
Series B, 5.00%, 8/1/2028	755,000	824,003
Series B, 5.00%, 8/1/2030	1,500,000	1,672,445
Virginia, State Public School Authority Revenue 5.00%, 8/1/2025	175,000	183,578
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2027	515,000	539,692
5.00%, 11/1/2045	160,000	167,129
		74,046,926
WASHINGTON — 4.8%
Auburn, WA, School District No 408 of King & Pierce Counties, General Obligation:
3.00%, 12/1/2037	525,000	425,350
3.00%, 12/1/2038	615,000	487,886
4.00%, 12/1/2036	720,000	724,102
5.00%, 12/1/2028	500,000	540,818
5.00%, 12/1/2029	150,000	161,802
5.00%, 12/1/2031	1,000,000	1,070,842
Central Puget Sound Regional Transit Authority Series S1, 4.00%, 11/1/2046	1,080,000	960,399
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S-1, 5.00%, 11/1/2025	185,000	194,979
Series S-1, 5.00%, 11/1/2027	85,000	89,509
Series S-1, 5.00%, 11/1/2028	1,405,000	1,541,459
Series S-1, 5.00%, 11/1/2030	385,000	405,421
Series S-1, 5.00%, 11/1/2035	440,000	460,575
City of Seattle WA Drainage & Wastewater Revenue:
5.00%, 7/1/2026	750,000	796,760
5.00%, 9/1/2029	1,470,000	1,624,635
City of Seattle WA Municipal Light & Power Revenue Series B, 5.00%, 2/1/2024	875,000	895,300
City of Tacoma WA Electric System Revenue 5.00%, 1/1/2046	1,800,000	1,907,835
Clark County School District No 114 Evergreen, General Obligation:
5.00%, 12/1/2030	1,390,000	1,553,736
5.00%, 12/1/2031	2,000,000	2,197,391
5.00%, 12/1/2032	500,000	547,322
Clark County School District No 37 Vancouver, General Obligation 4.00%, 12/1/2034	570,000	576,061
County of King WA, General Obligation 5.00%, 7/1/2029	560,000	580,640
Security Description	Principal Amount	Value
Energy Northwest 5.00%, 7/1/2040	$7,375,000	$7,854,104
Energy Northwest, WA, Electric Revenue:
4.00%, 7/1/2042	1,700,000	1,552,398
5.00%, 7/1/2025	180,000	188,532
5.00%, 7/1/2026	1,135,000	1,197,198
5.00%, 7/1/2028	645,000	701,097
5.00%, 7/1/2030	625,000	692,321
5.00%, 7/1/2033	2,300,000	2,533,926
5.00%, 7/1/2037	1,285,000	1,364,248
5.00%, 7/1/2038	1,200,000	1,266,843
Series A, 5.00%, 7/1/2025	205,000	214,717
Series A, 5.00%, 7/1/2027	1,165,000	1,235,051
Series A, 5.00%, 7/1/2028	560,000	601,153
Series A, 5.00%, 7/1/2033	1,065,000	1,129,937
Series C, 5.00%, 7/1/2027	125,000	128,802
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	180,000	188,532
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	486,417
Franklin County School District No 1 Pasco 5.00%, 12/1/2030	535,000	571,598
Grant County, Public Utility District No 2 Electric, Revenue Series S, 2.00%, 1/1/2044 (c)	500,000	492,558
King & Snohomish Counties School District No. 417 Northshore, General Obligation 5.00%, 12/1/2036	3,000,000	3,149,953
King County Housing Authority 3.50%, 5/1/2038	500,000	433,914
King County School District No 210 Federal Way, General Obligation 5.00%, 12/1/2032	500,000	542,963
King County, School District No. 401 Highline, General Obligation:
3.13%, 12/1/2032	470,000	431,574
5.00%, 12/1/2027	700,000	748,009
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	139,020
5.00%, 12/1/2029	300,000	318,653
King County, School District No. 411 Issaquah, General Obligation:
5.00%, 12/1/2028	100,000	106,537
5.00%, 12/1/2031	100,000	106,646
5.00%, 12/1/2032	300,000	318,777

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
King County, School District No. 414, Lake Washington, General Obligation 4.00%, 12/1/2026	$110,000	$112,999
King County, WA, General Obligation:
5.00%, 7/1/2025	170,000	176,638
5.00%, 7/1/2027	160,000	166,208
5.00%, 7/1/2031	225,000	233,879
Series A, Class A, 5.00%, 1/1/2030	1,990,000	2,206,377
Series E, 5.00%, 12/1/2028	225,000	236,467
Series E, 5.00%, 12/1/2029	305,000	320,077
King County, WA, Sewer Revenue:
5.00%, 7/1/2042	200,000	207,661
Series B, 0.88%, 1/1/2042 (c)	850,000	760,434
Series B, 5.00%, 7/1/2027	125,000	128,759
Series B, 5.00%, 7/1/2041	100,000	103,343
North Texas, TX, Municipal Water District, Water System Revenue 4.00%, 12/1/2034	545,000	535,151
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	120,000	126,153
5.00%, 12/1/2034	100,000	103,702
Pierce County, School District No. 3 Puyallup, General Obligation:
5.00%, 12/1/2030	495,000	527,730
5.00%, 12/1/2031	1,750,000	1,908,109
Port of Seattle WA Revenue:
Series A, 5.00%, 8/1/2029	3,000,000	3,273,967
Series A, 5.00%, 8/1/2032	2,250,000	2,478,215
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 7/1/2036	200,000	201,007
4.00%, 4/1/2041	200,000	185,463
Seattle, WA, General Obligation:
5.00%, 6/1/2026	100,000	102,937
Series A, 5.00%, 6/1/2023	100,000	101,268
Series A, 5.00%, 6/1/2024	225,000	231,830
Series A, 5.00%, 12/1/2027	2,500,000	2,716,459
Seattle, WA, Water System Revenue:
5.00%, 5/1/2024	100,000	102,893
5.00%, 8/1/2030	200,000	212,631
Spokane County School District No 354 Mead, General Obligation 5.00%, 12/1/2035	490,000	517,836
State of Washington, General Obligation:
5.00%, 2/1/2027	500,000	535,943
5.00%, 2/1/2029	500,000	549,375
Security Description	Principal Amount	Value
5.00%, 2/1/2030	$910,000	$1,009,690
5.00%, 8/1/2033	500,000	546,660
5.00%, 2/1/2034	770,000	819,905
5.00%, 8/1/2036	585,000	623,796
5.00%, 6/1/2037	750,000	807,217
5.00%, 8/1/2038	2,500,000	2,673,938
5.00%, 6/1/2039	505,000	534,692
5.00%, 6/1/2040	2,280,000	2,420,186
5.00%, 2/1/2041	1,345,000	1,422,186
5.00%, 6/1/2042	500,000	531,768
5.00%, 6/1/2043	1,470,000	1,555,506
5.00%, 2/1/2045	500,000	524,915
Series A, 5.00%, 8/1/2037	500,000	530,517
Series A, 5.00%, 8/1/2040	2,855,000	3,052,865
Series A, 5.00%, 8/1/2042	3,905,000	4,124,289
Series A, Class A, 5.00%, 8/1/2043	590,000	623,092
Series A, 5.00%, 8/1/2044	515,000	542,923
Series A-1, 5.00%, 8/1/2031	5,395,000	6,036,404
Series A-2, 5.00%, 8/1/2043	4,280,000	4,562,933
Series A-3, 5.00%, 8/1/2046	11,270,000	11,947,932
Series C, 5.00%, 2/1/2023	500,000	503,181
Series C, 5.00%, 2/1/2028	2,485,000	2,696,176
Series C, 5.00%, 2/1/2039	525,000	554,506
Series C, 5.00%, 2/1/2041	1,230,000	1,316,509
Series C, 5.00%, 2/1/2042	720,000	764,264
Series C, 5.00%, 2/1/2043	550,000	585,716
Series C, 5.00%, 2/1/2044	2,950,000	3,135,149
Series D, 5.00%, 6/1/2036	690,000	735,842
Series F, 5.00%, 6/1/2044	3,190,000	3,378,316
Series R-2018D, 5.00%, 8/1/2030	875,000	939,900
Series R-2020B, 5.00%, 1/1/2026	730,000	770,399
Series R-2020C, 5.00%, 7/1/2027	550,000	592,923
Series -R-2020D, 5.00%, 7/1/2025	750,000	785,549
Series R-2021C, 4.00%, 8/1/2035	800,000	791,294
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2029	615,000	651,280
Series A, 5.00%, 12/1/2031	295,000	311,116
Series A, 5.00%, 12/1/2032	360,000	378,529
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	279,960
Series A, 5.00%, 4/1/2046	1,800,000	1,900,097
Series C, 5.00%, 4/1/2032	1,750,000	1,905,233
Series C, 5.00%, 4/1/2034	745,000	803,915
Washington, State General Obligation:
5.00%, 8/1/2023	100,000	101,527
5.00%, 6/1/2029	650,000	717,078
5.00%, 8/1/2033	255,000	271,106

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/2034	$1,840,000	$1,997,220
5.00%, 6/1/2035	925,000	998,440
Series 2016A, 5.00%, 7/1/2024	165,000	170,132
Series 2017-A, 5.00%, 8/1/2030	500,000	529,768
Series 2020A, 5.00%, 8/1/2044	1,225,000	1,284,071
Series A, 5.00%, 8/1/2027	225,000	235,569
Series A, 5.00%, 8/1/2031	330,000	348,917
Series A, 5.00%, 8/1/2034	300,000	314,561
Series A, 5.00%, 8/1/2035	400,000	422,720
Series A-1, 5.00%, 8/1/2033	120,000	124,565
Series A-1, 5.00%, 8/1/2034	300,000	310,921
Series A-1, 5.00%, 8/1/2040	300,000	309,374
Series B, 4.00%, 8/1/2026	675,000	693,827
Series B, 5.00%, 7/1/2024	115,000	118,577
Series B, 5.00%, 2/1/2029	135,000	140,207
Series B, 5.00%, 7/1/2031	355,000	372,412
Series B, 5.00%, 7/1/2033	285,000	297,375
Series C, 5.00%, 2/1/2023	100,000	100,636
Series C, 5.00%, 2/1/2032	105,000	109,968
Series C, 5.00%, 2/1/2035	450,000	463,383
Series C, 5.00%, 2/1/2042	500,000	521,805
Series D, 5.00%, 2/1/2029	250,000	263,516
Series D, 5.00%, 2/1/2037	100,000	103,966
Series D, 5.00%, 2/1/2040	620,000	645,475
Series R, 5.00%, 7/1/2026	120,000	124,630
Series R-2015, 4.00%, 7/1/2026	450,000	456,441
Series R-2015E, 5.00%, 7/1/2024	175,000	180,443
Series R-2015E, 5.00%, 7/1/2025	315,000	327,292
Series R-2015E, 5.00%, 7/1/2026	65,000	67,508
Series R-2017A, 5.00%, 8/1/2023	100,000	101,527
Series R-2017A, 5.00%, 8/1/2027	500,000	531,987
Series R-2017C, 5.00%, 8/1/2024	350,000	361,377
Series R-2017C, 5.00%, 8/1/2025	135,000	141,617
Series R-2018D, 5.00%, 8/1/2027	500,000	539,631
Series R-2018D, 5.00%, 8/1/2029	290,000	312,045
Series R-H, 5.00%, 7/1/2026	110,000	114,244
		149,398,937
WEST VIRGINIA — 0.4%
State of West Virginia, General Obligation:
5.00%, 6/1/2027	800,000	860,385
5.00%, 12/1/2029	1,295,000	1,410,489
5.00%, 12/1/2032	705,000	770,991
Security Description	Principal Amount	Value
5.00%, 6/1/2034	$575,000	$620,934
West Virginia, Parkways Authority Revenue:
5.00%, 6/1/2039	565,000	601,930
5.00%, 6/1/2040	750,000	796,095
5.00%, 6/1/2043	2,000,000	2,083,588
West Virginia, State General Obligation:
5.00%, 12/1/2035	1,010,000	1,084,462
5.00%, 6/1/2044	500,000	524,786
Series A, 5.00%, 6/1/2024	140,000	144,158
Series A, 5.00%, 6/1/2025	230,000	240,654
Series A, 5.00%, 6/1/2026	130,000	138,035
Series B-GROUP 2, 4.00%, 6/1/2042	750,000	683,201
Series B-GROUP 2, 4.00%, 12/1/2042	475,000	432,451
Series B-GROUP 2, 5.00%, 12/1/2038	1,000,000	1,056,016
Series B-GROUP 2, 5.00%, 6/1/2040	750,000	787,328
		12,235,503
WISCONSIN — 1.1%
Ashwaubenon, WI, Community Development Authority Revenue 3.00%, 6/1/2044	3,180,000	2,324,702
Madison, WI, General Obligation:
Series A, 4.00%, 10/1/2023	110,000	110,977
Series A, 4.00%, 10/1/2025	690,000	704,766
Milwaukee, WI, General Obligation:
2.25%, 3/1/2028	500,000	452,907
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	127,356
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	300,000	313,145
State of Wisconsin, General Obligation:
4.00%, 5/1/2042	2,500,000	2,360,394
5.00%, 5/1/2026	500,000	528,884
5.00%, 5/1/2034	575,000	593,094
5.00%, 5/1/2036	2,670,000	2,866,387
5.00%, 5/1/2037	605,000	647,223
Series 2, 5.00%, 11/1/2026	755,000	804,074
Series 2021-2, 5.00%, 5/1/2025	1,200,000	1,251,860
Series A, Class A, 4.00%, 5/1/2041	3,025,000	2,874,403
Series A, 5.00%, 5/1/2027	2,375,000	2,544,144
Series B, 5.00%, 5/1/2034	850,000	919,991
Wisconsin Department of Transportation, Revenue Series A, 3.00%, 7/1/2040	675,000	530,089

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin, Revenue:
Series B, 5.00%, 5/1/2031	$105,000	$109,623
Series B, 5.00%, 5/1/2032	550,000	572,716
Series B, 5.00%, 5/1/2033	115,000	119,555
Series B, 5.00%, 5/1/2034	275,000	285,332
Series B, 5.00%, 5/1/2035	350,000	362,559
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2024	205,000	211,447
Series A, 3.00%, 7/1/2041	805,000	622,684
Series A, 4.00%, 7/1/2038	750,000	710,383
Series A, 5.00%, 7/1/2031	320,000	327,873
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2026	140,000	146,485
Series A, 5.00%, 6/1/2027	330,000	344,943
Series A, 5.00%, 6/1/2036	1,520,000	1,636,555
Series A, 5.00%, 6/1/2037	750,000	803,822
Wisconsin, State General Obligation:
5.00%, 5/1/2025	85,000	88,673
5.00%, 5/1/2027	135,000	140,732
5.00%, 11/1/2028	205,000	219,896
5.00%, 5/1/2029	160,000	166,312
Series 1, 5.00%, 5/1/2024	110,000	111,208
Series 1, 5.00%, 11/1/2027	775,000	807,518
Series 1, 5.00%, 5/1/2030	2,000,000	2,211,208
Series 2, 5.00%, 11/1/2022	500,000	500,745
Series 3, 5.00%, 11/1/2023	180,000	180,253
Series 3, 5.00%, 11/1/2027	660,000	708,843
Series 3, 5.00%, 11/1/2031	530,000	564,866
Series 4, 5.00%, 5/1/2025	375,000	388,381
Series A, 5.00%, 5/1/2026	355,000	364,787
Series A, 5.00%, 5/1/2027	1,045,000	1,086,225
Series A, 5.00%, 5/1/2035	130,000	133,962
Series B, 4.00%, 5/1/2023	355,000	356,934
Series D, 4.00%, 5/1/2029	105,000	106,034
Series D, 5.00%, 5/1/2032	120,000	123,396
		34,468,346
WYOMING — 0.1%
University of Wyoming, Revenue:
Assured Guaranty Municipal Corp., 4.00%, 6/1/2043 (b)	1,550,000	1,403,806
Security Description	Principal Amount	Value
Assured Guaranty Municipal Corp., 4.00%, 6/1/2044 (b)	$735,000	$661,827
Wyoming Community Development Authority, Revenue Series 2, 2.10%, 12/1/2035	500,000	378,944
		2,444,577
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,482,363,052)		3,110,244,761
	Shares
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (d) (e) (Cost $24,579,481)	24,579,481	24,579,481
TOTAL INVESTMENTS — 100.7% (Cost $3,506,942,533)		3,134,824,242
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(20,662,542)
NET ASSETS — 100.0%		$3,114,161,700
(a)	Amount is less than 0.05% of net assets.
(b)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.3%
Assured Guaranty Municipal Corp.	0.3%
Build America Mutual Assurance Company	0.5%
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,110,244,761	$—	$3,110,244,761
Short-Term Investment	24,579,481	—	—	24,579,481
TOTAL INVESTMENTS	$24,579,481	$3,110,244,761	$—	$3,134,824,242

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,639,766	$3,639,766	$409,975,463	$389,035,748	$—	$—	24,579,481	$24,579,481	$149,170
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 96.5%
ALABAMA — 1.1%
Birmingham Airport Authority Revenue Build America Mutual Assurance Company, 5.00%, 7/1/2030	$500,000	$545,676
Birmingham, AL, Special Care Facilities Financing Authority Revenue Series S, 5.75%, 6/1/2045	1,635,000	1,425,967
Health Care Authority of the City of Huntsville Series B1, 4.00%, 6/1/2039	500,000	450,018
Hoover,AL, Industrial Development Board Environmental Improvement Revenue:
5.75%, 10/1/2049	2,615,000	2,661,610
6.38%, 11/1/2050 (a)	785,000	860,322
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue:
Series A, 3.00%, 2/1/2029	105,000	96,591
Series A, 3.00%, 2/1/2030	200,000	182,455
Jefferson County Board of Education, Special Tax Revenue 4.00%, 2/1/2042	525,000	467,544
Jefferson County, AL, Sewer Warrant Revenue:
Series A, Assured Guaranty Municipal Corp., 5.25%, 10/1/2048 (b)	240,000	247,599
Series D, Assured Guaranty Municipal Corp., 6.00%, 10/1/2042	3,210,000	3,428,112
Series D, Assured Guaranty Municipal Corp., 6.50%, 10/1/2053	2,010,000	2,155,750
Series E, Assured Guaranty Municipal Corp., Zero Coupon, 10/1/2035	150,000	59,400
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,567,688
Sumter County Industrial Development Authority, Revenue 6.00%, 7/15/2052 (a)	1,000,000	917,962
Tuscaloosa County, AL, Industrial Development Authority Revenue:
Series A, 4.50%, 5/1/2032 (c)	1,709,000	1,480,227
Security Description	Principal Amount	Value
Series A, 5.25%, 5/1/2044 (c)	$2,420,000	$2,037,038
		18,583,959
ALASKA — 0.1%
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	120,000	125,309
Northern Tobacco Securitization Corp. 4.00%, 6/1/2050	1,500,000	1,336,074
Northern Tobacco Securitization Corp. Revenue Series B-2-CLASS, Zero Coupon, 6/1/2066	800,000	71,457
State of Alaska International Airports System Revenue Series B, 5.00%, 10/1/2035	545,000	557,686
		2,090,526
AMERICAN SAMOA — 0.1%
American Samoa, AS, Economic Development Authority Revenue Series A, 6.63%, 9/1/2035	1,000,000	1,053,460
ARIZONA — 1.8%
Arizona Industrial Development Authority 4.00%, 7/1/2032	1,000,000	918,430
Arizona Industrial Development Authority Revenue:
4.00%, 12/15/2041 (c)	105,000	83,487
4.00%, 12/15/2051 (c)	165,000	120,495
4.75%, 7/1/2029 (c)	155,000	151,520
5.00%, 6/1/2031 (c)	335,000	327,270
5.00%, 7/1/2039 (c)	365,000	342,128
5.00%, 7/1/2054 (c)	500,000	431,903
Series A, 3.63%, 5/20/2033 (a)	948,882	866,967
Series A, 4.00%, 7/15/2030 (c)	140,000	129,243
Series A, 4.50%, 1/1/2049	655,000	385,910
Series A, 5.00%, 7/1/2049 (c)	500,000	434,964
Series A, 5.00%, 7/15/2049 (c)	500,000	435,526
Series A, 5.00%, 7/1/2054 (c)	500,000	427,505
Series A, 6.38%, 6/1/2039 (c)	1,000,000	1,008,614
Series B, 5.00%, 3/1/2037 (c)	75,000	70,728
Series B, 5.00%, 3/1/2042 (c)	70,000	64,288
Series B, 5.00%, 1/1/2049	860,000	501,574
Series D, 5.00%, 7/1/2051 (c)	185,000	167,992
Series G, 5.00%, 7/1/2047 (c)	100,000	92,009
Glendale, AZ, Industrial Development Authority Revenue:
5.00%, 11/15/2045	1,070,000	884,838
5.00%, 5/15/2056	500,000	431,259
5.25%, 11/15/2046	1,010,000	719,655

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/15/2042	$750,000	$738,800
Maricopa County Industrial Development Authority Revenue 4.00%, 10/15/2047 (c)	1,080,000	827,279
Maricopa County, AZ, Industrial Development Authority, Revenue:
5.00%, 7/1/2049 (c)	595,000	537,380
6.00%, 7/1/2052 (c)	1,000,000	1,039,681
Series A, 5.00%, 9/1/2033	675,000	699,599
Maricopa County, AZ, Pollution Control Corp., Revenue:
2.40%, 6/1/2035	500,000	371,913
Series A, 3.60%, 2/1/2040	600,000	490,191
Phoenix, AZ, Industrial Development Authority Education Revenue 5.00%, 7/1/2035 (c)	1,325,000	1,287,209
Pima Country, AZ, Industrial Development Authority, Education Revenue:
4.00%, 10/1/2041	30,000	25,863
4.00%, 12/1/2051 (c)	5,000,000	3,381,910
5.00%, 7/1/2026	1,065,000	1,079,415
5.00%, 7/1/2045 (c)	4,285,000	4,003,242
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2034 (c)	100,000	95,388
5.25%, 7/1/2036	315,000	300,475
6.75%, 2/1/2050 (c)	310,000	314,515
Pima County, AZ, Industrial Development Authority Revenue 4.00%, 4/1/2046	650,000	551,236
Salt Verde, AZ, Financial Corp. Revenue:
5.25%, 12/1/2027	265,000	273,469
5.25%, 12/1/2028	105,000	108,577
Tempe, AZ, Industrial Development Authority Revenue:
4.00%, 12/1/2038	1,260,000	995,946
4.00%, 12/1/2046	1,005,000	720,998
4.00%, 12/1/2056	2,135,000	1,403,965
Series A, 6.13%, 10/1/2052 (c)	500,000	431,035
Series B, 5.35%, 10/1/2025 (c)	2,650,000	2,567,626
		31,242,017
ARKANSAS — 0.5%
Arkansas Development Finance Authority 5.45%, 9/1/2052 (c)	1,270,000	1,144,203
Security Description	Principal Amount	Value
Arkansas Development Finance Authority Industrial Development Revenue 4.50%, 9/1/2049 (c)	$10,330,000	$8,355,422
Baxter Country, AR, Hospital Revenue Series A, 3.00%, 9/1/2028	100,000	90,070
		9,589,695
CALIFORNIA — 9.5%
Anaheim Public Financing Authority Revenue Series C, Assured Guaranty Municipal Corp., Zero Coupon, 9/1/2029 (b)	915,000	701,419
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	615,000	627,220
Series A, 5.00%, 3/1/2041	665,000	617,529
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	145,000	138,871
California Community Housing Agency, Workforce Housing Revenue:
3.00%, 8/1/2056 (c)	915,000	571,350
3.00%, 2/1/2057 (c)	2,500,000	1,516,126
4.00%, 8/1/2051 (c)	3,000,000	1,855,061
4.00%, 2/1/2056 (c)	2,905,000	2,213,959
Series A, 4.00%, 2/1/2056 (c)	1,915,000	1,374,239
Series A, 5.00%, 2/1/2050 (c)	5,000,000	4,284,287
Series A, 5.00%, 8/1/2050 (c)	1,000,000	849,929
Series A-, 4.00%, 8/1/2047 (c)	4,270,000	2,978,404
Series S, 5.00%, 8/1/2049 (c)	2,500,000	2,144,771
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series A, 4.00%, 6/1/2049	1,000,000	810,707
Series B-1, 5.00%, 6/1/2049	165,000	155,941
Series B-2, 0.01%, 6/1/2055	3,020,000	494,194
Series C, Zero Coupon, 6/1/2057	5,000,000	672,501
California Health Facilities Financing Authority:
4.00%, 4/1/2044	5,000,000	4,252,249
Series A, 3.75%, 11/15/2032	1,165,000	1,024,733
California Housing Finance Agency Series 2, 4.00%, 3/20/2033	6,706,092	6,378,898
California Municipal Finance Authority 5.00%, 9/1/2052	2,000,000	1,825,177
California School Finance Authority 5.00%, 7/1/2058 (c)	1,000,000	874,441

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
California Statewide Communities Development Authority 5.50%, 9/1/2052	$1,335,000	$1,254,309
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2039	340,000	304,169
Series A, 4.00%, 8/15/2049	475,000	409,379
California, Municipal Finance Authority Revenue:
3.00%, 10/1/2049	1,000,000	660,169
3.00%, 5/15/2051	1,250,000	831,060
3.25%, 12/31/2032 (b)	625,000	537,203
4.00%, 7/15/2029	3,000,000	2,755,944
4.00%, 5/15/2041	355,000	321,318
4.00%, 5/15/2046	1,000,000	871,786
5.00%, 6/30/2027	205,000	210,096
5.00%, 6/30/2028	100,000	102,636
5.00%, 12/31/2031	2,300,000	2,340,834
5.00%, 12/31/2043	500,000	486,425
5.00%, 7/1/2046 (c)	500,000	449,924
5.00%, 12/31/2047	600,000	575,284
5.00%, 6/1/2048	600,000	574,097
5.25%, 1/1/2045	1,000,000	763,284
Series A, 5.00%, 7/1/2034	280,000	283,964
Series A, 5.00%, 10/1/2039 (c)	150,000	135,637
Series A, 5.00%, 7/1/2047	185,000	179,188
Series A, 5.00%, 7/1/2049 (c)	1,250,000	1,111,749
Series A, 5.25%, 11/1/2041	1,000,000	1,000,149
California, Municipal Finance Authority, Student Housing Revenue:
5.00%, 5/15/2049	1,000,000	943,806
5.00%, 5/15/2051	1,165,000	1,095,808
5.00%, 5/15/2052	500,000	469,176
California, Pollution Control Financing Authority Revenue:
4.30%, 7/1/2040	665,000	642,510
5.00%, 11/21/2045 (c)	500,000	468,800
California, Public Finance Authority Revenue:
5.00%, 10/15/2037	500,000	504,705
5.00%, 11/15/2046 (c)	900,000	750,010
5.00%, 11/15/2051 (c)	600,000	489,677
California, School Finance Authority Revenue:
5.00%, 6/1/2050 (c)	605,000	541,724
5.00%, 6/1/2054 (c)	250,000	223,123
5.00%, 11/15/2056 (c)	415,000	331,424
Series A, 5.00%, 7/1/2047 (c)	250,000	215,945
California, Statewide Communities Development Authority Revenue:
1.75%, 9/1/2029	800,000	664,450
3.00%, 4/1/2037	835,000	658,342
Security Description	Principal Amount	Value
4.00%, 4/1/2042	$130,000	$114,086
4.25%, 1/1/2043	480,000	419,358
5.00%, 1/1/2031	700,000	716,284
5.00%, 1/1/2032	1,125,000	1,147,632
5.00%, 5/15/2033	240,000	241,959
5.25%, 12/1/2034	1,940,000	1,959,122
5.25%, 12/1/2038 (c)	1,475,000	1,448,651
5.25%, 7/1/2039 (c)	2,000,000	1,776,882
5.25%, 12/1/2043 (c)	875,000	840,148
5.25%, 12/1/2044	4,045,000	4,056,997
5.25%, 12/1/2048 (c)	705,000	663,948
5.50%, 12/1/2054	2,500,000	2,513,733
Series A, 3.00%, 8/15/2036	205,000	166,442
Series A, 3.50%, 11/1/2027 (c)	3,270,000	3,115,875
Series A, 5.00%, 12/1/2028 (c)	100,000	100,069
Series A, 5.00%, 12/1/2029 (c)	1,000,000	997,872
Series A, 5.00%, 12/1/2046 (c)	2,080,000	1,895,294
Series A, 5.25%, 11/1/2044 (c)	300,000	258,230
Series A, 5.25%, 12/1/2056 (c)	2,825,000	2,613,063
Series A, 5.50%, 7/1/2039	38,553	36,240
Series A, 5.75%, 7/1/2030	32,971	30,992
Series A, 5.75%, 7/1/2035	3,489	3,280
Series B, 5.00%, 7/1/2032	195,000	201,233
California, Statewide Communities Development Authority, Special Assessment:
5.00%, 9/2/2040	425,000	422,639
Series A, 5.00%, 9/2/2039	945,000	964,601
Series C, 4.00%, 9/2/2050	1,000,000	776,446
California, Statewide Financing Authority Revenue Series D, 0.01%, 6/1/2055 (c)	15,750,000	656,611
Capistrano Unified School District Community Facilities District, Special Tax Revenue National Public Finance Guaranty Corp., Zero Coupon, 9/1/2032	400,000	253,662
City of Sacramento, CA, Transient Occupancy Tax Revenue Series A, 5.00%, 6/1/2035	670,000	702,732
CMFA Special Finance Agency VII Revenue 4.00%, 8/1/2047 (c)	800,000	543,856
CMFA Special Finance Agency VIII Revenue 3.00%, 8/1/2056 (c)	4,500,000	2,809,917

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Compton Public Finance Authority Revenue 4.50%, 9/1/2032 (c)	$1,000,000	$962,776
CSCDA Community Improvement Authority 4.00%, 12/1/2059 (c)	1,535,000	951,305
CSCDA Community Improvement Authority Revenue:
2.80%, 3/1/2047 (c)	400,000	280,258
3.00%, 12/1/2056 (c)	6,400,000	3,995,041
3.00%, 3/1/2057 (c)	245,000	152,705
3.25%, 7/1/2056 (c)	500,000	301,687
3.50%, 10/1/2046 (c)	1,655,000	1,189,009
4.00%, 4/1/2056 (c)	5,130,000	3,748,771
4.00%, 7/1/2056 (c)	3,000,000	2,112,811
4.00%, 8/1/2056 (c)	995,000	740,233
4.30%, 7/1/2059 (c)	5,000,000	3,914,658
Series A, 5.00%, 7/1/2051 (c)	280,000	239,803
Series A, 5.00%, 1/1/2054 (c)	2,470,000	2,095,532
Series A-2, 4.00%, 9/1/2056 (c)	2,000,000	1,482,812
Series A-2, 4.00%, 10/1/2056 (c)	1,500,000	1,080,467
Series A-2-SOCIAL, 4.00%, 7/1/2056 (c)	1,145,000	831,942
Series A-SENIOR L, 3.00%, 9/1/2056 (c)	1,375,000	853,683
Dublin, CA, Community Facilities District Improvement Area No. 2015-1, Special Tax Revenue 5.00%, 9/1/2037	175,000	179,038
Dubline, CA, Special Tax Revenue:
4.00%, 9/1/2045	240,000	196,628
4.00%, 9/1/2051	335,000	263,285
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	800,000	789,621
Folsom Ranch, CA, Financing Authority, Special Tax Revenue 5.00%, 9/1/2047	1,250,000	1,259,285
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 4.00%, 1/15/2046	1,490,000	1,270,912
Series A, 5.00%, 1/15/2042 (b)	430,000	438,315
Series B1, 3.95%, 1/15/2053	1,130,000	912,206
Series C, 5.00%, 1/15/2031	670,000	685,998
Golden State Tobacco Securitization Corp. 0.01%, 6/1/2066	53,700,000	4,695,813
Security Description	Principal Amount	Value
Inland Empire, CA, Tobacco Securitization Authority, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2047	$9,410,000	$1,804,415
Zero Coupon, 6/1/2057 (c)	20,000,000	807,038
0.01%, 6/1/2036	3,500,000	1,428,484
0.01%, 6/1/2057	34,000,000	1,976,886
Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,000,000	818,639
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	934,831
Long Beach, CA, Bond Finance Authority, Revenue:
Series A, 5.00%, 11/15/2029	100,000	102,627
Series A, 5.50%, 11/15/2030	270,000	285,415
Long Beach, CA, Bond Finance Authority, Tax Allocation Series C, Ambac Financial Group, 5.50%, 8/1/2031 (b)	345,000	375,993
Menifee Union School District Special Tax Revenue Series A, 5.00%, 9/1/2048	500,000	503,293
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	775,000	895,259
Series B, 7.00%, 11/1/2034	400,000	473,109
Series C, 6.13%, 11/1/2029	280,000	304,143
Norman Y Mineta San Jose International Airport SJC Revenue Series B, 5.00%, 3/1/2047	510,000	513,037
Oakland, CA, Unified School District, General Obligation:
Series A, Assured Guaranty Municipal Corp., 5.00%, 8/1/2032 (b)	100,000	106,349
Series A, Assured Guaranty Municipal Corp., 5.00%, 8/1/2033	65,000	68,186
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	500,000	507,087
Series A, 5.00%, 8/15/2046	550,000	552,763
Palomar Health, CA, Revenue 5.00%, 11/1/2036	500,000	498,469
Peralta Community College District, General Obligation Series A, 4.00%, 8/1/2031	975,000	980,920
River Islands Public Financing Authority:
5.00%, 9/1/2052	1,245,000	1,119,893
5.25%, 9/1/2047	1,330,000	1,263,155

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
River Islands Public Financing Authority, Special Tax Revenue 4.00%, 9/1/2051	$5,080,000	$3,986,362
Riverside County, CA, Public Financing Authority Revenue 5.25%, 11/1/2040	100,000	106,182
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	450,681
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2031	955,000	983,879
5.00%, 9/1/2044	255,000	256,418
5.00%, 9/1/2047 (c)	1,000,000	1,009,168
Sacramento County, CA, Certificate Participation Series B, 5.00%, 12/1/2029	975,000	1,040,056
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,001,609
5.00%, 9/1/2042	1,000,000	966,986
5.00%, 9/1/2045	100,000	100,659
5.00%, 9/1/2046	825,000	829,492
San Diego County, CA, Regional Airport Authority Revenue:
Series B, 5.00%, 7/1/2027	270,000	273,424
Series B, 5.00%, 7/1/2042	190,000	189,764
San Francisco City & County Airport Comm-San Francisco International Airport Series A, 5.00%, 5/1/2035	560,000	573,611
San Francisco City & County Airport Comm-San Francisco International Airport Revenue:
5.00%, 1/1/2025	555,000	569,266
5.00%, 5/1/2049	700,000	719,376
Series A, 5.00%, 5/1/2036	770,000	786,242
Series B, 5.00%, 5/1/2047	120,000	122,516
Series E, 5.00%, 5/1/2045	600,000	599,037
Series H, 5.00%, 5/1/2028	500,000	520,920
San Joaquin Hills, CA, Transportation Corridor Agency Revenue Series B, 5.25%, 1/15/2049	400,000	400,152
Seminole County, FL, Industrial Development Authority Revenue Series A, 5.00%, 3/1/2032	500,000	520,449
Silicon Valley, CA, Tobacco Securitization Authority Revenue Series C, 0.01%, 6/1/2056	5,250,000	403,539
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	790,000	803,783
Security Description	Principal Amount	Value
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	$75,000	$75,704
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (c)	100,000	101,308
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue 4.00%, 6/1/2049	1,060,000	937,533
Tobacco Securitization Authority of Southern California, CA, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	750,000	122,594
0.01%, 6/1/2046	5,200,000	732,199
5.00%, 6/1/2035	500,000	510,754
5.00%, 6/1/2038	725,000	734,966
5.00%, 6/1/2048	350,000	329,268
Tustin, CA, Community Facilities District, Special Tax Revenue Series A, 5.00%, 9/1/2037	105,000	106,525
West Sacramento, CA, Financing Authority Revenue 5.00%, 9/1/2025	330,000	336,711
		166,113,682
COLORADO — 3.3%
Berthoud-Heritage Metropolitan District No. 1, CO, Revenue 5.63%, 12/1/2048	1,500,000	1,368,756
Board of Governors of Colorado State University System Series A, 4.13%, 3/1/2055	3,300,000	2,860,681
Broadway Park North Metropolitan District No 2, General Obligation:
5.00%, 12/1/2040 (c)	500,000	458,027
5.00%, 12/1/2049 (c)	1,300,000	1,141,821
Centerra Metropolitan District No 1, General Obligation Series A, 5.00%, 12/1/2051	650,000	545,394
Centerra Metropolitan District No 1, Tax Allocation 5.00%, 12/1/2029 (c)	1,000,000	983,716
Colorado Educational & Cultural Facilities Authority Revenue:
Series A, 5.00%, 10/1/2039 (c)	1,595,000	1,489,299
Series A, 5.00%, 10/1/2049 (c)	540,000	476,754
Colorado Health Facilities Authority 5.00%, 7/1/2057 (a)	1,042,165	838,711
Colorado Health Facilities Authority Hospital Revenue:
5.00%, 1/1/2031	105,000	99,945
5.00%, 1/1/2037	2,750,000	2,488,898

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/1/2038	$200,000	$178,714
5.00%, 12/1/2054 (c)	1,250,000	801,790
Series A, 5.30%, 7/1/2037	270,000	213,843
Series A-, 4.00%, 8/1/2037	700,000	629,985
Series A-, 4.00%, 8/1/2039	3,095,000	2,718,158
Series A-, 4.00%, 8/1/2049	510,000	408,292
Series A-, 5.00%, 8/1/2039	1,000,000	990,397
Series B, 5.00%, 5/15/2048	1,070,000	1,080,901
Colorado High Performance Transportation Enterprise 5.00%, 12/31/2051	1,000,000	974,283
Colorado International Center, CO, Metropolitan District No.14, General Obligation 5.88%, 12/1/2046	500,000	457,308
Colorado, Educational & Cultural Facilities Authority Revenue 4.13%, 11/15/2044	225,000	194,231
Colorado, High Performance Transportation Enterprise Revenue 5.00%, 12/31/2056	500,000	483,270
Denver City & County, CO, Airport System Revenue Series A, 5.00%, 12/1/2029	525,000	547,709
Denver City & County, CO, Special Facilities Revenue 5.00%, 10/1/2032	1,335,000	1,270,529
Denver Convention Center Hotel Authority Revenue 5.00%, 12/1/2025	1,900,000	1,942,924
Denver, CO, Health & Hospital Authority Revenue:
Series A, 4.00%, 12/1/2039	500,000	422,471
Series A, 5.00%, 12/1/2039	40,000	40,004
Series A, 5.25%, 12/1/2045	370,000	370,336
Denver, CO, Urban Renewal Authority, Tax Allocation Series A, 5.25%, 12/1/2039 (c)	100,000	99,545
E-470, CO, Public Highway Authority Revenue:
Series B, National Public Finance Guaranty Corp., Zero Coupon, 9/1/2035	1,000,000	527,863
Series B, National Public Finance Guaranty Corp., Zero Coupon, 9/1/2037	475,000	225,180
Fiddlers Business Improvement District 5.55%, 12/1/2047 (c)	400,000	389,735
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,500,000	1,348,019
Fourth North Business Improvement District:
Series A, Class A, 5.25%, 12/1/2032	1,945,000	1,870,801
Security Description	Principal Amount	Value
Series A, Class A, 5.75%, 12/1/2052	$535,000	$495,436
Jefferson Center Metropolitan District No. 1 Series B, 5.75%, 12/15/2050	500,000	457,064
Kinston Metropolitan District No. 5, General Obligation Series A, 5.13%, 12/1/2050	750,000	626,046
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	986,191
North Range Metropolitan District No. 3, General Obligation:
Series A, 5.00%, 12/1/2040	1,000,000	917,015
Series A, 5.25%, 12/1/2050	2,000,000	1,745,898
Painted Prairie Public Improvement Authority 5.00%, 12/1/2049	1,740,000	1,534,020
Pioneer Community Authority Board 6.50%, 12/1/2034	4,690,000	4,288,124
Plaza, CO, Metropolitan District No. 1, Tax Allocation 4.50%, 12/1/2030 (c)	1,000,000	943,077
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	885,000	1,008,751
Pueblo Urban Renewal Authority, Tax Allocation 4.75%, 12/1/2045 (c)	1,825,000	1,551,388
Rampart Range Metropolitan District Revenue 4.00%, 12/1/2051	500,000	330,155
Regional Transportation District Revenue Series A, 4.00%, 7/15/2039	950,000	833,540
Rocky Mountain Rail Park Metropolitan District, General Obligation:
5.00%, 12/1/2041 (c)	1,000,000	825,779
5.00%, 12/1/2051 (c)	1,000,000	760,976
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	688,627
Talon Pointe Metropolitan District General Obligation Series A, 5.25%, 12/1/2039	500,000	434,487
Transport Metropolitan District No 3, General Obligation Series A-1, 5.00%, 12/1/2041	2,700,000	2,293,439
Velocity Metropolitan District No. 3, CO, General Obligation 5.38%, 12/1/2039	1,000,000	967,825

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Verve Metropolitan District No. 1, General Obligation 5.00%, 12/1/2051	$500,000	$417,178
Village Metropolitan District, General Obligation 5.00%, 12/1/2049	1,750,000	1,603,251
Willow Bend Metropolitan District:
Series A, 5.00%, 12/1/2039	600,000	546,400
Series A, 5.00%, 12/1/2049	1,000,000	863,133
Windler Public Improvement Authority Revenue:
4.00%, 12/1/2031	530,000	437,011
Series A-1, 4.13%, 12/1/2051	1,550,000	978,663
		57,471,764
CONNECTICUT — 0.6%
Connecticut State Health & Educational Facilities Authority:
4.00%, 7/1/2029	490,000	470,152
4.00%, 7/1/2039	700,000	625,971
Series R, 3.25%, 7/1/2035	500,000	412,574
Connecticut State Health & Educational Facilities Authority Revenue Series F, 5.00%, 7/1/2037	1,175,000	1,118,366
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	293,311
Connecticut, State General Obligation Series A, 5.00%, 10/15/2026	285,000	285,217
Connecticut, State Health & Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2038	745,000	623,388
Series A, 5.00%, 1/1/2045 (c)	300,000	278,320
Series A, 5.00%, 9/1/2046 (c)	110,000	97,779
Series A, 5.00%, 9/1/2053 (c)	500,000	433,177
Series B, 4.00%, 7/1/2034	130,000	130,781
Series F, 3.50%, 7/1/2026	5,000	4,793
Series F, 4.00%, 7/1/2030	1,100,000	1,015,357
Series G-1, 5.00%, 7/1/2044 (c)	275,000	254,529
Series G-1, 5.00%, 7/1/2050 (c)	500,000	454,125
Series L, 4.00%, 7/1/2034	250,000	236,747
Series L, 4.13%, 7/1/2041	500,000	449,841
Series R, 3.38%, 7/1/2037	190,000	154,287
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (c)	1,000,000	1,002,711
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	100,836
Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2031	$220,000	$221,676
Series C, 3.00%, 7/15/2027	100,000	97,432
Town of Hamden CT 5.00%, 1/1/2050	1,000,000	818,267
University of Connecticut, CT, Revenue:
Series A, 5.00%, 8/15/2027	100,000	101,133
Series A, 5.00%, 2/15/2028	860,000	889,726
		10,570,496
DELAWARE — 0.3%
Delaware State Economic Development Authority 1.25%, 10/1/2045 (a)	3,000,000	2,680,671
Delaware, State Economic Development Authority Revenue:
3.25%, 6/1/2026	630,000	586,536
4.00%, 6/1/2042	160,000	126,791
4.00%, 6/1/2052	70,000	51,009
5.00%, 6/1/2036	500,000	483,628
5.00%, 6/1/2046	700,000	637,571
Series B, 1.25%, 10/1/2040 (a)	1,000,000	893,557
PRIFA Custodial Trust Zero Coupon, 3/15/2049	100,000	33,208
		5,492,971
DISTRICT OF COLUMBIA — 0.6%
District of Columbia 5.00%, 12/1/2034	500,000	534,338
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	140,938
Series A, 5.00%, 7/1/2052	115,000	94,218
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
Zero Coupon, 6/15/2055	20,000,000	1,595,742
6.50%, 5/15/2033	100,000	102,143
Series A, 0.01%, 6/15/2046	25,000,000	5,044,070
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	511,954
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series A-DULLES METRORAIL AND, 5.00%, 10/1/2033	855,000	912,820
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue:
Assured Guaranty Corp., Zero Coupon, 10/1/2035	220,000	118,129
Assured Guaranty Corp., 4.00%, 10/1/2044	650,000	558,463

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Assured Guaranty Corp., 4.00%, 10/1/2049	$625,000	$523,351
Series A, Assured Guaranty Corp., Zero Coupon, 10/1/2037	2,000,000	882,086
		11,018,252
FLORIDA — 6.4%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	30,000	28,042
Series A, 4.00%, 12/1/2044	325,000	279,623
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	195,758
Bexley Community Development District, Special Assessment 4.70%, 5/1/2036	100,000	95,985
Broward, FL, Airport System Revenue:
Series A, 5.00%, 10/1/2036	300,000	304,105
Series Q-1, 4.00%, 10/1/2042	140,000	126,553
Cape Coral, FL, Health Facilities Authority Revenue 6.00%, 7/1/2045 (c)	1,000,000	903,672
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
5.00%, 12/15/2040 (c)	190,000	174,840
5.00%, 8/1/2055	700,000	646,656
6.10%, 8/15/2038 (c)	215,000	213,257
Series A, 5.00%, 6/15/2039 (c)	390,000	358,446
Series A, 5.00%, 6/15/2055 (c)	290,000	235,292
Series A, 5.13%, 6/15/2037 (c)	450,000	423,160
Series A, 5.38%, 6/15/2038 (c)	105,000	98,174
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue:
4.00%, 6/15/2041 (c)	1,500,000	1,125,333
4.00%, 6/15/2051 (c)	1,500,000	1,003,491
5.00%, 7/1/2046 (c)	750,000	581,767
5.00%, 1/1/2055 (c)	250,000	212,317
5.00%, 7/1/2056 (c)	850,000	716,961
5.63%, 8/1/2037 (c)	115,000	86,620
5.88%, 8/1/2052 (c)	610,000	416,180
Series A, 5.00%, 7/1/2050	600,000	440,253
Series A, 7.50%, 6/1/2048 (c)	3,019,549	634,105
Celebration Pointe Community Development District No. 1, Special Assessment 4.00%, 5/1/2053	100,000	77,282
Security Description	Principal Amount	Value
Central, FL, Expressway Authority Revenue Build America Mutual Assurance Company, 3.25%, 7/1/2039	$100,000	$82,166
Charlotte County Industrial Development Authority 4.00%, 10/1/2051 (c)	500,000	341,473
Charlotte County, FL, Industrial Development Authority, Utility System Revenue 5.00%, 10/1/2049 (c)	220,000	189,244
City of Orlando, FL, Development Tax Revenue:
Assured Guaranty Municipal Corp., 5.00%, 11/1/2028 (b)	500,000	538,289
Series A, Assured Guaranty Municipal Corp., 5.00%, 11/1/2023 (b)	1,000,000	1,019,421
Series A, Assured Guaranty Municipal Corp., 5.00%, 11/1/2026 (b)	735,000	778,743
City of Pompano Beach, FL, Revenue 4.00%, 9/1/2050	500,000	388,291
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (c)	400,000	256,000
Series A, 8.25%, 5/15/2049 (c)	100,000	64,000
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (c)	140,000	131,733
County of Broward FL Port Facilities Revenue Series A, 5.00%, 9/1/2044	600,000	602,072
County of Escambia FL Sales Tax Revenue 5.00%, 10/1/2046	550,000	576,841
County of Escambia, FL, Environmental Improvement Revenue 2.00%, 11/1/2033 (a)	775,000	746,037
County of Miami-Dade FL Aviation Revenue 5.00%, 10/1/2033	505,000	520,452
County of Miami-Dade Seaport Department Assured Guaranty Municipal Corp., 4.00%, 10/1/2045 (b)	590,000	510,647
County of Miami-Dade, FL, Aviation Revenue:
5.00%, 10/1/2028	500,000	507,801
5.00%, 10/1/2030	650,000	658,128

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2036	$765,000	$784,800
Series A, 4.25%, 10/1/2036	100,000	92,350
County of Miami-Dade, FL, Recreational Revenue Series C, Assured Guaranty Corp., Zero Coupon, 10/1/2048	595,000	150,106
County of Osceola FL Transportation Revenue Series A-1, 5.00%, 10/1/2049	500,000	475,952
Escambia County, Health Facilities Authority Revenue 5.00%, 8/15/2031	155,000	157,475
Florida Development Finance Corp.:
4.00%, 7/1/2051 (c)	750,000	551,359
5.00%, 2/1/2052	2,000,000	1,737,658
5.25%, 8/1/2029 (c)	2,000,000	1,880,541
7.25%, 7/1/2057 (a) (c)	10,595,000	10,341,223
Series A, 5.00%, 6/15/2052	1,035,000	998,661
Florida Development Finance Corp., Educational Facilities Revenue:
4.00%, 11/15/2039	500,000	449,333
4.00%, 6/1/2041 (c)	2,070,000	1,566,661
4.00%, 7/1/2045	600,000	464,380
4.00%, 6/1/2055 (c)	1,000,000	665,885
4.00%, 6/30/2056 (c)	100,000	66,518
5.00%, 9/15/2040 (c)	100,000	91,564
5.25%, 6/1/2050 (c)	1,000,000	890,668
5.25%, 6/1/2055 (c)	1,000,000	877,607
6.13%, 6/15/2046 (c)	100,000	101,737
Series A, 4.75%, 7/15/2036 (c)	500,000	458,619
Series A, 6.00%, 6/15/2035 (c)	505,000	515,381
Series A, 6.00%, 6/15/2044 (c)	575,000	476,281
Series A, 6.13%, 6/15/2044 (c)	555,000	562,196
Series A, 6.25%, 1/1/2049 (a) (c)	4,015,000	3,818,956
Series A, 6.38%, 1/1/2049 (a) (c)	5,865,000	5,363,371
Series A, 6.50%, 7/1/2044	925,000	929,703
Series A, 6.50%, 1/1/2049 (a) (c)	10,170,000	8,651,905
Series B, 7.38%, 1/1/2049 (c)	19,670,000	16,947,017
Florida Higher Educational Facilities Financial Authority Revenue Series A1, 5.00%, 6/1/2048 (c)	1,000,000	896,251
FRERC Community Development District, Special Assessment 5.50%, 11/1/2050	100,000	91,147
Security Description	Principal Amount	Value
Greater Orlando, FL, Aviation Authority Revenue:
5.00%, 10/1/2026	$235,000	$242,269
5.00%, 10/1/2027	170,000	176,339
5.00%, 11/15/2036	350,000	336,637
Series A, 5.00%, 10/1/2042	250,000	249,706
Grove Resort, FL, Community Development District, Special Assessment Series A, 5.88%, 11/1/2047	550,000	558,324
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	105,217
Heights, FL, Community Development District, Tax Allocation 5.00%, 1/1/2038	300,000	292,174
Hernando County,FL, School Board, Certificate Participation Series A, Assured Guaranty Municipal Corp., 3.00%, 7/1/2035 (b)	115,000	97,238
Highlands County, FL, Health Facilities Authority Revenue:
6.00%, 4/1/2038	500,000	188,000
6.25%, 4/1/2049	500,000	188,000
Hillsborough County Aviation Authority Revenue Series A, 5.00%, 10/1/2025	500,000	508,110
Hillsborough County School Board 5.00%, 7/1/2027	600,000	630,105
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	366,981
JEA, FL, Electric System Revenue:
Series B, 5.00%, 10/1/2028	325,000	346,302
Series B, 5.00%, 10/1/2029	370,000	393,542
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	500,795
5.75%, 11/1/2042	500,000	500,980
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042 (c)	500,000	497,619
LT Ranch Community Development District, Special Assessment 4.00%, 5/1/2040	730,000	625,428
Miami Beach Redevelopment Agency Tax Allocation 5.00%, 2/1/2033	680,000	692,758

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	$1,000,000	$1,002,793
Miami-Dade County, FL, Expressway Authority, Toll System Revenue:
Series A, 5.00%, 7/1/2027	400,000	404,556
Series A, 5.00%, 7/1/2028	325,000	336,437
Series A, 5.00%, 7/1/2031	200,000	200,183
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	245,000	240,972
Miami-Dade County, FL, School Board Certificate of Participation Series C, 3.25%, 2/1/2032	100,000	93,121
Miami-Dade, FL, Professional Sport Franchies Tax Revenue:
Assured Guaranty Corp., 5.00%, 10/1/2029	675,000	705,219
Series A, Assured Guaranty Corp., 6.88%, 10/1/2034	145,000	173,271
Miami-Dade, FL, Special Obligation Revenue:
5.00%, 10/1/2026	870,000	915,536
5.00%, 10/1/2027	240,000	253,843
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	1,430,000	1,424,256
Series B, 5.00%, 5/1/2037	925,000	923,910
North Broward Hospital Revenue Series B, 5.00%, 1/1/2042	1,000,000	957,102
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.35%, 8/1/2035	360,000	364,804
Orange County Health Facilities Authority 5.00%, 8/1/2041	695,000	720,694
Orlando, FL, Tourist Development Tax Revenue Series A, Assured Guaranty Municipal Corp., 5.00%, 11/1/2036 (b)	200,000	209,470
Palm Beach County Health Facilities Authority Revenue 4.00%, 5/15/2053	500,000	339,228
Palm Beach County, FL, Revenue:
5.00%, 4/1/2039 (c)	185,000	164,729
5.00%, 4/1/2051 (c)	110,000	91,178
Pinellas County, FL, Educational Facilities Authority Revenue:
5.00%, 7/1/2029	130,000	130,919
5.00%, 7/1/2039	410,000	387,292
Security Description	Principal Amount	Value
Reunion East Community Development District, Special Assessment:
2.85%, 5/1/2031	$20,000	$16,753
3.15%, 5/1/2041	60,000	44,567
4.00%, 5/1/2051	135,000	105,646
Sawyers Landing Community Development District, Special Assessment 4.25%, 5/1/2053	3,300,000	2,680,600
Seminole County Industrial Development Authority 5.25%, 11/15/2039	1,400,000	1,179,886
Seminole County, FL, Industrial Development Authority Revenue:
3.75%, 11/15/2025	2,000,000	1,863,592
5.50%, 11/15/2049	1,515,000	1,245,212
State Johns County Industrial Development Authority Revenue:
4.00%, 12/15/2036	1,000,000	817,271
4.00%, 12/15/2041	750,000	576,040
4.00%, 12/15/2046	750,000	543,808
4.00%, 12/15/2050	1,000,000	702,392
Tallahassee, FL, Health Facilities Revenue Series A, 5.00%, 12/1/2055	440,000	406,978
Tampa, FL, Revenue 5.00%, 4/1/2040	500,000	506,333
Tolomato, FL, Community Development District, Special Assessment:
Series 2015-2 EXCHA, 6.61%, 5/1/2040	180,000	156,487
Series 2015-3 EXCHA, 6.61%, 5/1/2040 (d)	195,000	—
Series 3, 6.65%, 5/1/2040 (d)	120,000	—
Series A-2, 4.25%, 5/1/2037	1,100,000	998,634
Town of Davie FL 5.00%, 4/1/2038	560,000	569,493
USF Financing Corp., Certificate Participation Series A, 5.00%, 7/1/2034	550,000	567,403
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (c)	1,855,000	1,724,093
Village Community Development District No. 13 Special Assessment:
2.63%, 5/1/2024	130,000	125,972
3.70%, 5/1/2050	1,935,000	1,433,652
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	130,018

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
West Palm Beach Community Redev. Agency Tax Allocation 5.00%, 3/1/2036	$100,000	$105,867
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	673,562
		113,054,811
GEORGIA — 1.1%
Atlanta, GA, Development Authority Revenue:
Series A1, 6.50%, 1/1/2029	350,000	185,500
Series A1, 6.75%, 1/1/2035	1,705,000	903,650
Series A1, 7.00%, 1/1/2040	500,000	265,000
Augusta Development Authority 5.00%, 7/1/2025	785,000	760,963
Augusta, GA, Development Authority Revenue 4.00%, 7/1/2037	105,000	77,747
Burke County, GA, Development Authority, Poll Control Revenue:
Series C, 4.13%, 11/1/2045	555,000	456,429
Series D, 4.13%, 11/1/2045	435,000	357,742
Fulton County, GA, Residential Care Facilities for the Elderly Authority Revenue:
5.00%, 7/1/2042	1,000,000	950,550
Series A, 4.00%, 4/1/2051 (c)	6,350,000	4,147,389
George L Smith II Congress Center Authority Revenue:
4.00%, 1/1/2036	1,000,000	866,983
4.00%, 1/1/2054	750,000	571,686
5.00%, 1/1/2054 (c)	1,500,000	1,154,494
Georgia Local Government, Certificate of Participation Series A, National Public Finance Guaranty Corp., 4.75%, 6/1/2028	629,000	639,200
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (c)	250,000	246,806
Main Street Natural Gas, Inc. GA, Gas Revenue Series A, 5.50%, 9/15/2026	205,000	213,308
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (c)	2,500,000	2,277,179
Municipal Electric Authority of Georgia 5.00%, 1/1/2048	850,000	807,916
Municipal Electric Authority of Georgia Revenue:
4.00%, 1/1/2049	2,000,000	1,616,895
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2060	$635,000	$606,608
Series A, 5.50%, 7/1/2060	170,000	170,396
Roanoke County, GA, Economic Development Authority Revenue 4.00%, 1/1/2038 (c)	1,000,000	881,572
White County,GA, Development Authority Revenue:
Series A, 5.13%, 10/1/2039	790,000	674,749
Series A, 5.25%, 10/1/2049	115,000	93,339
		18,926,101
GUAM — 0.6%
Antonio B Won Pat International Airport Authority Revenue Series C, 6.38%, 10/1/2043	590,000	605,264
Guam Department of Education, Certificate Participation 5.00%, 2/1/2040	1,600,000	1,456,479
Guam Government Business Privilege Revenue:
Series A, 5.00%, 11/1/2040	3,800,000	3,503,122
Series D-REF, 4.00%, 11/15/2039	500,000	403,250
Series D-REF, 5.00%, 11/15/2027	355,000	355,628
Series D-REF, 5.00%, 11/15/2028	110,000	110,067
Series D-REF, 5.00%, 11/15/2029	525,000	524,272
Series D-REF, 5.00%, 11/15/2034	250,000	239,553
Series D-REF, 5.00%, 11/15/2035	100,000	95,335
Guam Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	320,000
Guam Government, General Obligation 5.00%, 11/15/2031	195,000	184,122
Guam Power Authority:
Series A, 5.00%, 10/1/2036	1,940,000	1,973,605
Series A, 5.00%, 10/1/2037	1,535,000	1,559,343
		11,330,040
HAWAII — 0.1%
Hawaii State, Department of Budget & Finance Revenue:
6.00%, 7/1/2028 (c)	355,000	345,572
Series A, 5.00%, 1/1/2045 (c)	750,000	633,325
Series A, 6.88%, 7/1/2043 (c)	300,000	301,651
		1,280,548
IDAHO — 0.1%
Idaho Housing & Finance Association Series A, 4.00%, 7/15/2038	530,000	486,474

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Idaho State, Health Facility Revenue 3.50%, 9/1/2033	$670,000	$546,196
		1,032,670
ILLINOIS — 9.9%
Bridgeview, IL, General Obligation:
5.00%, 12/1/2042	260,000	224,370
Series A, 5.50%, 12/1/2043	115,000	105,166
Chicago Board of Education:
5.00%, 12/1/2030	3,780,000	3,820,824
5.00%, 12/1/2041	3,550,000	3,423,135
Series A, 5.00%, 12/1/2047	4,000,000	3,754,816
Series D, 5.00%, 12/1/2046	1,375,000	1,328,150
Chicago Transit Authority Revenue 5.00%, 12/1/2046	520,000	520,659
Chicago, IL, Board of Education, General Obligation:
Ambac Financial Group, 4.00%, 12/1/2047	3,250,000	2,558,025
Series A, Ambac Financial Group, Zero Coupon, 12/1/2022	190,000	188,800
Series A, Ambac Financial Group, Zero Coupon, 12/1/2027	225,000	176,730
Series A, Ambac Financial Group, Zero Coupon, 12/1/2028	100,000	74,413
Series A, Ambac Financial Group, 0.01%, 12/1/2031	1,060,000	667,276
Series A, Ambac Financial Group, 4.00%, 12/1/2022	100,000	100,027
Series A, Ambac Financial Group, 4.00%, 12/1/2027	3,215,000	3,106,501
Series A, Ambac Financial Group, 5.00%, 12/1/2027 (b)	1,100,000	1,139,518
Series A, Ambac Financial Group, 5.00%, 12/1/2028 (b)	150,000	155,808
Series A, Ambac Financial Group, 5.00%, 12/1/2029	7,875,000	7,981,101
Series A, Ambac Financial Group, 5.00%, 12/1/2030	1,935,000	1,958,007
Series A, Ambac Financial Group, 5.00%, 12/1/2031	600,000	605,050
Series A, Ambac Financial Group, 5.00%, 12/1/2032	750,000	744,646
Series A, Ambac Financial Group, 5.00%, 12/1/2033	1,000,000	1,003,270
Series A, Ambac Financial Group, 5.00%, 12/1/2036	3,550,000	3,493,500
Series A, Ambac Financial Group, 5.00%, 12/1/2037	150,000	147,172
Security Description	Principal Amount	Value
Series A, Ambac Financial Group, 5.00%, 12/1/2038	$1,750,000	$1,708,641
Series A, Ambac Financial Group, 5.00%, 12/1/2039	910,000	886,819
Series A, 5.00%, 12/1/2042	1,000,000	930,258
Series A, Ambac Financial Group, 5.50%, 12/1/2026	885,000	919,716
Series A, Ambac Financial Group, 5.50%, 12/1/2031 (b)	620,000	669,074
Series A, Ambac Financial Group, 7.00%, 12/1/2026	1,100,000	1,190,966
Series A, Ambac Financial Group, 7.00%, 12/1/2044	3,405,000	3,634,269
Series A, Ambac Financial Group, 7.00%, 12/1/2046 (c)	3,125,000	3,415,757
Series B, Ambac Financial Group, 4.00%, 12/1/2035	200,000	175,911
Series B, Ambac Financial Group, 5.00%, 12/1/2029	100,000	101,347
Series B, Ambac Financial Group, 5.00%, 12/1/2031	2,000,000	1,994,054
Series B, Ambac Financial Group, 5.00%, 12/1/2033	675,000	663,560
Series B, Ambac Financial Group, 5.00%, 12/1/2034	410,000	391,268
Series B-1, Ambac Financial Group, Zero Coupon, 12/1/2022	145,000	144,084
Series B-1, Ambac Financial Group, 0.01%, 12/1/2028	830,000	618,743
Series B-1, Ambac Financial Group, 0.01%, 12/1/2029	620,000	438,589
Series B-1, Ambac Financial Group, 0.01%, 12/1/2030	220,000	147,049
Series C, Ambac Financial Group, 5.00%, 12/1/2027	600,000	612,530
Series C, Ambac Financial Group, 5.00%, 12/1/2030 (b)	1,500,000	1,535,850
Series C, Ambac Financial Group, 5.25%, 12/1/2035	2,140,000	2,139,475
Series C, Ambac Financial Group, 5.25%, 12/1/2039	390,000	392,459
Series D, Ambac Financial Group, 5.00%, 12/1/2027	2,400,000	2,450,121
Series D, Ambac Financial Group, 5.00%, 12/1/2046	1,250,000	1,166,926
Series E, Ambac Financial Group, 5.13%, 12/1/2032	765,000	770,034
Series G, Ambac Financial Group, 5.00%, 12/1/2034	2,400,000	2,389,506
Series H, Ambac Financial Group, 5.00%, 12/1/2036	3,100,000	3,050,970
Series H, Ambac Financial Group, 5.00%, 12/1/2046	1,500,000	1,447,045

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	$250,000	$261,546
6.00%, 4/1/2046	350,000	364,509
6.10%, 4/1/2036	45,000	47,689
Chicago, IL, Midway International Airport Revenue:
Series A, 5.00%, 1/1/2024	750,000	759,482
Series A, 5.00%, 1/1/2026	100,000	102,584
Series A, 5.50%, 1/1/2030	200,000	200,545
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	255,326
5.00%, 1/1/2029	100,000	102,130
Chicago, IL, O'Hare International Airport Revenue:
Series B, Assured Guaranty Municipal Corp., 4.00%, 1/1/2053 (b)	300,000	259,161
Series B, 5.00%, 1/1/2029	315,000	324,550
Series B, Assured Guaranty Municipal Corp., 5.25%, 1/1/2029	275,000	276,401
Series C, Assured Guaranty Municipal Corp., 5.00%, 1/1/2032	500,000	516,989
Series D, Assured Guaranty Municipal Corp., 5.00%, 1/1/2039	210,000	210,945
Series D, Assured Guaranty Municipal Corp., 5.00%, 1/1/2044	325,000	326,462
Series D, Assured Guaranty Municipal Corp., 5.00%, 1/1/2047	500,000	504,004
Series D, Assured Guaranty Municipal Corp., 5.00%, 1/1/2052	770,000	771,580
Chicago, IL, Waterworks Revenue:
Assured Guaranty Municipal Corp., 4.00%, 11/1/2037	145,000	136,983
Series 2017-2, Assured Guaranty Municipal Corp., 5.00%, 11/1/2038 (b)	975,000	1,018,141
City of Chicago, IL , Certificate Participation 4.84%, 4/15/2028 (c)	3,460,000	3,468,956
City of Chicago, IL, General Obligation:
National Public Finance Guaranty Corp., Zero Coupon, 1/1/2028	125,000	98,652
National Public Finance Guaranty Corp., Zero Coupon, 1/1/2030	270,000	192,881
Security Description	Principal Amount	Value
National Public Finance Guaranty Corp., 5.25%, 1/1/2029	$160,000	$160,526
National Public Finance Guaranty Corp., 5.50%, 1/1/2030	250,000	252,020
Series 2007G-REMK 6/8/15, National Public Finance Guaranty Corp., 5.50%, 1/1/2042	780,000	781,718
Series A, 4.00%, 1/1/2035	5,000,000	4,427,907
Series A, National Public Finance Guaranty Corp., 4.00%, 1/1/2036	600,000	526,285
Series A, National Public Finance Guaranty Corp., 5.00%, 1/1/2027	300,000	300,980
Series A, National Public Finance Guaranty Corp., 5.00%, 1/1/2033	3,500,000	3,481,545
Series A, National Public Finance Guaranty Corp., 5.00%, 1/1/2034	250,000	244,931
Series A, National Public Finance Guaranty Corp., 5.00%, 1/1/2035	365,000	356,806
Series A, National Public Finance Guaranty Corp., 5.00%, 1/1/2040	1,000,000	970,035
Series A, National Public Finance Guaranty Corp., 5.00%, 1/1/2044	100,000	95,077
Series A, National Public Finance Guaranty Corp., 5.25%, 1/1/2027	280,000	283,125
Series A, National Public Finance Guaranty Corp., 5.25%, 1/1/2029	465,000	465,852
Series A, National Public Finance Guaranty Corp., 5.25%, 1/1/2032	155,000	154,613
Series A, National Public Finance Guaranty Corp., 5.50%, 1/1/2035	840,000	847,866
Series A, National Public Finance Guaranty Corp., 5.75%, 1/1/2033	510,000	518,182
Series C, National Public Finance Guaranty Corp., Zero Coupon, 1/1/2026	200,000	172,815
Series C, National Public Finance Guaranty Corp., 0.01%, 1/1/2030	885,000	624,225
Series C, National Public Finance Guaranty Corp., 5.00%, 1/1/2024	65,000	65,690

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series C, National Public Finance Guaranty Corp., 5.00%, 1/1/2026	$470,000	$479,335
Series C, National Public Finance Guaranty Corp., 5.00%, 1/1/2027	195,000	196,633
Series C, National Public Finance Guaranty Corp., 5.00%, 1/1/2035	700,000	679,978
Series C, National Public Finance Guaranty Corp., 5.00%, 1/1/2038	2,060,000	2,043,861
City of Chicago, IL, Waterworks Revenue Series A-1, 5.00%, 11/1/2030	780,000	801,253
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	430,000	425,704
5.25%, 12/1/2043	205,000	203,092
Illinois State, Finance Authority Revenue:
4.00%, 12/1/2040	250,000	217,751
4.25%, 8/1/2042	1,050,000	898,433
4.75%, 5/15/2033	175,000	166,571
5.00%, 2/15/2032	100,000	97,012
5.00%, 5/15/2033	2,220,000	1,818,539
5.00%, 8/1/2042	580,000	571,401
5.25%, 2/15/2047	100,000	92,010
5.25%, 5/15/2047	145,000	134,606
5.50%, 4/1/2032	500,000	480,358
Series A, 5.00%, 2/15/2047	1,385,000	1,202,372
Series A, 5.00%, 11/1/2049	600,000	484,068
Series A, 5.00%, 2/15/2050	1,950,000	1,673,043
Series A, 5.25%, 5/1/2038	2,030,000	1,800,034
Series A, 6.00%, 4/1/2038 (c)	2,175,000	2,140,561
Series A, 6.00%, 7/1/2043	200,000	203,176
Series A, 6.13%, 4/1/2049 (c)	500,000	485,039
Series A, 6.13%, 4/1/2058 (c)	1,390,000	1,327,310
Illinois State, General Obligation:
3.50%, 6/1/2029	140,000	131,348
3.50%, 6/1/2031	1,200,000	1,097,939
4.00%, 2/1/2030 (b)	255,000	248,658
4.00%, 1/1/2031	640,000	610,695
4.00%, 6/1/2032	300,000	282,329
4.00%, 6/1/2033	700,000	639,751
4.00%, 6/1/2034	270,000	242,943
4.00%, 6/1/2035	100,000	88,698
4.13%, 11/1/2031	260,000	248,403
4.50%, 11/1/2039	125,000	112,722
5.00%, 2/1/2023	325,000	326,497
5.00%, 5/1/2023	230,000	231,754
5.00%, 8/1/2023	1,200,000	1,211,977
5.00%, 2/1/2026	1,250,000	1,271,341
5.00%, 1/1/2027	100,000	101,503
5.00%, 6/1/2027	1,070,000	1,087,790
Security Description	Principal Amount	Value
5.00%, 11/1/2027	$400,000	$407,271
5.00%, 5/1/2028	700,000	706,232
5.00%, 1/1/2029	1,000,000	1,012,449
5.00%, 2/1/2029	1,175,000	1,193,997
5.00%, 4/1/2029	150,000	151,105
5.00%, 4/1/2030	695,000	699,016
5.00%, 4/1/2032	100,000	100,344
5.00%, 11/1/2034	120,000	119,137
5.00%, 3/1/2035	1,500,000	1,486,262
5.00%, 5/1/2035	140,000	138,655
5.00%, 5/1/2036	125,000	123,502
5.00%, 11/1/2036	760,000	750,226
5.00%, 3/1/2037	650,000	639,488
5.00%, 11/1/2038	875,000	857,455
5.00%, 2/1/2039	1,200,000	1,173,077
5.00%, 5/1/2039	380,000	371,198
5.00%, 11/1/2040	180,000	174,474
5.00%, 1/1/2041	300,000	290,386
5.25%, 7/1/2028	750,000	755,160
5.25%, 2/1/2029	405,000	411,080
5.25%, 7/1/2029	100,000	100,608
5.25%, 2/1/2033	230,000	231,151
5.50%, 7/1/2024	660,000	667,254
5.50%, 7/1/2025	245,000	247,559
5.50%, 7/1/2026	120,000	121,195
5.50%, 7/1/2027	200,000	201,898
5.50%, 7/1/2033	665,000	668,172
5.50%, 7/1/2038	200,000	200,460
Series A, 4.00%, 5/1/2024	135,000	134,983
Series A, 4.00%, 1/1/2029	630,000	610,321
Series A, 4.00%, 1/1/2030	515,000	496,010
Series A, 4.50%, 12/1/2041	875,000	777,186
Series A, 4.63%, 5/1/2037	610,000	567,969
Series A, 5.00%, 10/1/2024	150,000	152,448
Series A, 5.00%, 12/1/2028	465,000	473,961
Series A, 5.00%, 5/1/2030	500,000	509,205
Series A, 5.00%, 10/1/2030	1,120,000	1,140,827
Series A, 5.00%, 12/1/2032	500,000	504,262
Series A, 5.00%, 4/1/2035	250,000	247,664
Series A, 5.00%, 5/1/2035	1,000,000	990,395
Series A, 5.00%, 12/1/2035	1,000,000	989,161
Series A, 5.00%, 4/1/2036	140,000	138,361
Series A, 6.00%, 5/1/2025	435,000	452,964
Series B, 5.00%, 12/1/2024	100,000	101,669
Series D, 5.00%, 11/1/2025	1,000,000	1,016,906
Series D, 5.00%, 11/1/2026	250,000	254,673
Series D, 5.00%, 11/1/2028	2,275,000	2,318,763
Illinois State, Sports Facilities Authority Revenue:
Ambac Financial Group, 0.01%, 6/15/2025 (b)	680,000	606,305
Ambac Financial Group, 5.00%, 6/15/2032	220,000	216,066

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Illinois, State Sales Tax Revenue:
Series A, 3.00%, 6/15/2033	$500,000	$427,059
Series A, 5.00%, 6/15/2026	725,000	755,357
Series A, 5.00%, 6/15/2027	250,000	260,068
Series D, 3.00%, 6/15/2031	710,000	625,562
Metropolitan Pier & Exposition Authority Zero Coupon, 6/15/2041	500,000	174,356
Metropolitan Pier & Exposition Authority Revenue:
National Public Finance Guaranty Corp., Zero Coupon, 12/15/2039	200,000	78,735
National Public Finance Guaranty Corp., Zero Coupon, 12/15/2051	200,000	36,161
National Public Finance Guaranty Corp., Zero Coupon, 12/15/2056 (b)	845,000	135,090
National Public Finance Guaranty Corp., 0.01%, 12/15/2031	5,735,000	3,677,511
National Public Finance Guaranty Corp., 0.01%, 6/15/2046 (b)	1,735,000	500,648
National Public Finance Guaranty Corp., 0.01%, 6/15/2047 (b)	1,000,000	272,954
National Public Finance Guaranty Corp., 4.00%, 12/15/2047	3,060,000	2,384,632
National Public Finance Guaranty Corp., 5.00%, 6/15/2042	205,000	197,146
National Public Finance Guaranty Corp., 5.00%, 6/15/2057	3,000,000	2,775,516
Series A, National Public Finance Guaranty Corp., Zero Coupon, 6/15/2029	105,000	77,315
Series A, National Public Finance Guaranty Corp., Zero Coupon, 12/15/2034	220,000	117,596
Series A, National Public Finance Guaranty Corp., 0.01%, 6/15/2031	215,000	141,986
Series A, National Public Finance Guaranty Corp., 0.01%, 6/15/2034	190,000	104,703
Series A, National Public Finance Guaranty Corp., 0.01%, 12/15/2035	140,000	70,567
Series A, National Public Finance Guaranty Corp., 0.01%, 6/15/2037	650,000	299,154
Security Description	Principal Amount	Value
Series A, National Public Finance Guaranty Corp., 5.50%, 6/15/2029	$615,000	$648,187
Series B, National Public Finance Guaranty Corp., Zero Coupon, 6/15/2027 (b)	125,000	102,495
Series B, National Public Finance Guaranty Corp., 0.01%, 12/15/2041	395,000	133,665
Series B, National Public Finance Guaranty Corp., 5.00%, 12/15/2040	100,000	97,085
Northeastern Illinois University Agency Revenue Series B, Build America Mutual Assurance Company, 5.00%, 4/1/2027	630,000	655,457
Northeastern Illinois University Certificate of Participation 4.10%, 10/1/2041	245,000	187,812
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	112,033
Rosemont, IL, General Obligation Series A, Assured Guaranty Municipal Corp., 5.00%, 12/1/2040 (b)	190,000	199,032
State of Illinois Series B, Class B, 4.00%, 10/1/2033	5,000,000	4,565,302
State of Illinois, General Obligation:
Series A, 5.00%, 3/1/2028	1,195,000	1,222,776
Series A, 5.00%, 3/1/2029	1,975,000	2,020,075
Series A, 5.00%, 3/1/2030	1,090,000	1,116,223
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation Series B, Zero Coupon, 1/1/2033	340,000	210,619
		173,829,974
INDIANA — 0.3%
County of Allen, IN, Housing Revenue 6.00%, 2/1/2039	100,000	84,014
Indiana State, Finance Authority, Environmental Revenue:
7.00%, 3/1/2039 (c)	500,000	378,558
Series A, 5.00%, 3/1/2044	800,000	849,475
Series A, 6.75%, 5/1/2039	275,000	305,289
Indiana State, Finance Authority, Hospital Revenue:
3.75%, 10/1/2037	200,000	168,024
4.00%, 10/1/2036	640,000	609,766

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.50%, 7/1/2053	$250,000	$158,295
Indianapolis Local Public Improvement Bond Bank Revenue 5.00%, 1/1/2027	750,000	763,393
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, 7.25%, 12/1/2028	1,000,000	300,000
Valparaiso, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	768,901
		4,385,715
IOWA — 0.5%
Iowa Finance Authority 5.00%, 12/1/2050 (a)	4,000,000	3,609,022
Iowa Finance Authority, Midwestern Disaster Area Revenue 4.75%, 8/1/2042	2,295,000	2,047,870
Iowa Higher Education Loan Authority Revenue 4.00%, 10/1/2025	380,000	368,931
Iowa State Finance Authority Revenue:
5.00%, 5/15/2041	545,000	488,294
Series A, 5.00%, 5/15/2043	115,000	101,616
Iowa Tobacco Settlement Authority Revenue:
Series B-, Zero Coupon, 6/1/2065	5,265,000	468,989
Series B-1 CLA, 4.00%, 6/1/2049	1,535,000	1,357,654
PEFA Inc, Revenue 5.00%, 9/1/2049 (a)	500,000	507,627
		8,950,003
KANSAS — 0.3%
City Of Hutchinson, Kansas Hospital Facilities Revenue 5.00%, 12/1/2041	610,000	573,443
City of Overland Park KS Sales Tax Revenue 6.00%, 12/15/2032	200,000	86,789
City of Wichita, KS, Health Care Facilities Authority Revenue:
5.00%, 5/15/2050	750,000	607,274
Series I, 5.00%, 5/15/2033	350,000	319,960
Overland Park Development Corp. Revenue:
5.00%, 3/1/2024	1,605,000	1,594,676
5.00%, 3/1/2049	1,000,000	855,551
Wichita, KS, Health Care Facilities Revenue Series IV-A, 5.63%, 5/15/2044	1,185,000	1,113,761
Security Description	Principal Amount	Value
Wyandotte County-Kansas City Unified Gov't Revenue National Public Finance Guaranty Corp., Zero Coupon, 12/1/2027	$300,000	$236,955
		5,388,409
KENTUCKY — 0.8%
City of Henderson, KY, Revenue:
4.45%, 1/1/2042 (c)	4,150,000	3,750,623
4.70%, 1/1/2052 (c)	465,000	411,781
City Of Murray, Kentucky Hospital Facilities Revenue 4.00%, 8/1/2034	220,000	192,509
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	235,000	216,493
Kentucky Municipal Power Agency, Power System Revenue:
Series A, National Public Finance Guaranty Corp., 4.00%, 9/1/2039	140,000	128,705
Series A, National Public Finance Guaranty Corp., 5.00%, 9/1/2023	135,000	136,881
Series A, National Public Finance Guaranty Corp., 5.00%, 9/1/2025	425,000	440,301
Series A, National Public Finance Guaranty Corp., 5.00%, 9/1/2026	160,000	167,515
Series A, National Public Finance Guaranty Corp., 5.00%, 9/1/2030	1,180,000	1,229,763
Series A, National Public Finance Guaranty Corp., 5.00%, 9/1/2042	125,000	129,117
Kentucky Public Energy Authority Revenue 4.00%, 12/1/2050 (a)	500,000	495,343
Kentucky, Asset Liability Commission Revenue:
Series A, 5.00%, 9/1/2024	790,000	815,309
Series A, 5.00%, 9/1/2026	120,000	123,306
Kentucky, Economic Development Finance Authority Revenue:
4.00%, 12/1/2041 (b)	500,000	451,631
5.00%, 12/1/2045 (b)	550,000	549,090
5.25%, 6/1/2050	100,000	96,786
5.50%, 11/15/2035	105,000	94,110
Series A, 4.25%, 7/1/2035	2,645,000	2,380,379
Series A, 5.00%, 1/1/2045	825,000	773,093
Series A, 5.00%, 6/1/2045	1,025,000	970,209
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	106,332

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Louisville/Jefferson County Metropolitan Gov't 5.00%, 10/1/2047 (a)	$500,000	$523,829
Louisville/Jefferson County Metropolitan Gov't Revenue 5.00%, 10/1/2047 (a)	500,000	506,254
		14,689,359
LOUISIANA — 0.6%
Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue 5.00%, 12/1/2034	2,000,000	1,997,927
City of Shreveport, LA, Water & Sewer Revenue Series B, Assured Guaranty Municipal Corp., 3.00%, 12/1/2035 (b)	200,000	165,542
Jefferson Parish, LA, Economic Development & Port District Revenue Series A, 5.50%, 6/15/2038 (c)	1,175,000	1,142,421
Jefferson, LA, Sales Tax District Special Sales Tax Revenue Series B, Assured Guaranty Municipal Corp., 4.00%, 12/1/2037 (b)	100,000	93,746
Louisiana Citizens Property Insurance Corp. Revenue Series A, 5.00%, 6/1/2026	300,000	314,942
Louisiana Local Gov't Environmental Facilities & Community Development Authority Revenue:
3.50%, 11/1/2032	275,000	251,446
Series A, 5.00%, 1/1/2049	1,500,000	1,041,199
Louisiana Public Facilities Authority 5.63%, 6/1/2037 (c)	420,000	402,385
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,088
5.00%, 5/15/2042	750,000	742,623
5.00%, 7/1/2047	300,000	295,903
5.25%, 10/1/2046	130,000	112,473
Series A, 5.00%, 7/1/2046	500,000	494,200
Series A, 5.00%, 7/1/2051	385,000	378,937
New Orleans, LA, Aviation Board Revenue Series B, 5.00%, 1/1/2024	240,000	243,763
Parish of State James LA Revenue:
Series 2, 6.35%, 7/1/2040 (c)	1,000,000	1,066,600
Series 2, 6.35%, 10/1/2040 (c)	1,000,000	1,066,600
Security Description	Principal Amount	Value
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	$250,000	$259,921
Series A, 5.00%, 12/1/2036 (b)	260,000	274,440
Series B, 4.00%, 12/1/2041 (b)	480,000	427,744
Series C, 4.00%, 12/1/2033	365,000	366,347
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	250,000	236,267
		11,380,514
MAINE — 0.3%
Maine Finance Authority SOL Waste Disposal Revenue 5.38%, 12/15/2033 (c)	100,000	1,180
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2043	200,000	202,625
Series A, 4.00%, 7/1/2041	100,000	82,544
Series A, 4.00%, 7/1/2046	310,000	244,707
Series A, 5.00%, 7/1/2046	5,045,000	4,891,776
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	527,446
		5,950,278
MARYLAND — 1.2%
Anne Arundel County, MD, Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	304,988
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2023	210,000	208,513
5.00%, 9/1/2027	305,000	294,518
5.00%, 9/1/2028	750,000	721,957
5.00%, 9/1/2031	500,000	472,026
5.00%, 9/1/2039	1,250,000	1,085,298
5.00%, 9/1/2046	250,000	210,537
5.00%, 6/1/2051	550,000	508,413
Series A, 4.50%, 9/1/2033	1,325,000	1,262,918
City of Brunswick, MD, Special Tax Revenue:
4.00%, 7/1/2029	1,470,000	1,408,583
5.00%, 7/1/2036	474,000	470,275
County of Frederick, MD, Tax Incr Special Tax Allocation 3.75%, 7/1/2039	875,000	700,552
Frederick County, MD, Tax Incremental Special Tax Allocation Revenue Series C, 4.00%, 7/1/2050 (c)	1,000,000	817,114

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	$425,000	$402,196
Maryland Economic Development Corp. 5.25%, 6/30/2047	2,000,000	2,000,255
Maryland Economic Development Corp., Revenue 5.75%, 9/1/2025	525,000	526,225
Maryland Economic Development Corp., Tax Allocation:
3.25%, 9/1/2030	595,000	524,433
4.00%, 9/1/2040	325,000	273,111
4.00%, 9/1/2050	2,520,000	1,948,160
4.38%, 7/1/2036	1,155,000	1,051,887
Maryland Health & Higher Educational Facilities Authority Revenue:
3.00%, 7/1/2046	545,000	370,728
Ambac Financial Group, 5.00%, 7/1/2045	90,000	84,632
Series A, Ambac Financial Group, 5.00%, 7/1/2038	100,000	99,813
Series A, Ambac Financial Group, 5.50%, 1/1/2031	100,000	104,461
Series B, Ambac Financial Group, 5.25%, 8/15/2038 (b)	130,000	135,127
Prince George's County, MD, Special Obligation 5.13%, 7/1/2039 (c)	1,600,000	1,521,314
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	500,000	464,101
Series B, 5.00%, 11/1/2042	3,105,000	2,738,697
		20,710,832
MASSACHUSETTS — 1.0%
Lowe, MA, Collegiate Charter School Revenue:
5.00%, 6/15/2039	100,000	92,923
5.00%, 6/15/2054	500,000	434,481
Massachusetts Development Finance Agency:
5.00%, 12/1/2041	760,000	764,348
Series A, 5.00%, 7/1/2044	4,000,000	3,781,924
Massachusetts, Development Finance Agency Revenue:
4.13%, 10/1/2042 (c)	500,000	473,552
5.00%, 7/1/2026	500,000	519,359
5.00%, 1/1/2041	240,000	238,147
5.00%, 10/1/2043	950,000	807,570
5.00%, 7/1/2044	500,000	492,172
5.00%, 1/1/2045	300,000	292,830
5.00%, 7/1/2047	870,000	656,825
Security Description	Principal Amount	Value
5.00%, 7/1/2051 (c)	$750,000	$587,466
5.00%, 10/1/2057 (c)	6,420,000	6,513,337
Series A, 5.25%, 7/1/2034	10,000	8,885
Series A, 5.50%, 7/1/2044	325,000	271,555
Series D, 4.00%, 7/1/2045	350,000	274,379
Series F, 5.63%, 7/15/2036	120,000	120,866
Series I, 5.00%, 7/1/2029	560,000	576,632
Series J2, 5.00%, 7/1/2048	680,000	673,192
Series M, 5.00%, 10/1/2045	750,000	733,785
Massachusetts, Educational Financing Authority Revenue Series J, 3.50%, 7/1/2033	55,000	50,073
		18,364,301
MICHIGAN — 1.4%
City Of Detroit, MI, Unlimited Tax General Obligation:
5.00%, 4/1/2031	500,000	507,591
5.50%, 4/1/2050	135,000	136,349
Series A, 5.00%, 4/1/2046	250,000	235,379
Series A, 5.00%, 4/1/2050	2,000,000	1,862,721
Detroit, MI, Sewage Disposal System Revenue Series B, National Public Finance Guaranty Corp., 5.50%, 7/1/2029	155,000	166,712
Eastern Michigan University Revenue Series A, Assured Guaranty Municipal Corp., 4.00%, 3/1/2044 (b)	165,000	140,727
Grand Rapids, MI, Economic Development Corp. Revenue:
5.00%, 11/1/2047	1,000,000	807,186
5.50%, 4/1/2039	3,000,000	2,283,538
Kalamazoo, Economic Development Limited Obligation Revenue Series A, 5.00%, 5/15/2055	3,000,000	2,390,060
Michigan State, Finance Authority Revenue:
3.88%, 10/1/2023	100,000	99,397
4.00%, 2/15/2044	245,000	212,245
5.00%, 7/1/2033	100,000	100,832
Series A-2, 5.00%, 6/1/2040	1,655,000	1,664,676
Series A-CLASS 1, 4.00%, 6/1/2049	2,000,000	1,613,883
Series B, 5.00%, 7/1/2028	100,000	101,336
Series B, 5.00%, 7/1/2029	105,000	106,349
Series B, 5.00%, 7/1/2044	3,575,000	3,581,244
Series B-2-CLASS 2-CAB, 0.01%, 6/1/2065	14,540,000	1,111,110
Series D-2, 5.00%, 7/1/2034	400,000	408,813
Michigan State, Finance Authority, Ltd. Obligation Revenue:
4.40%, 4/1/2031 (c)	155,000	128,999

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 4/1/2041 (c)	$260,000	$189,446
5.00%, 7/1/2026	225,000	228,256
5.25%, 2/1/2027	500,000	504,218
5.25%, 2/1/2032	690,000	692,930
Michigan State, Revenue 5.00%, 3/15/2026	680,000	717,329
Michigan State, Strategic Fund, Ltd. Obligation Revenue:
5.00%, 6/30/2030	35,000	35,007
5.00%, 6/30/2031	665,000	658,418
5.00%, 12/31/2032	550,000	537,424
Michigan State, Tobacco Settlement Finance Authority Revenue:
Series B, 0.01%, 6/1/2052	715,000	69,540
Series C, Zero Coupon, 6/1/2058	900,000	37,223
Michigan Strategic Fund 4.00%, 10/1/2061 (a)	1,000,000	962,464
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	1,000,000	884,524
Wayne County Airport Authority Revenue:
Build America Mutual Assurance Company, 5.00%, 12/1/2039	550,000	551,245
Build America Mutual Assurance Company, 5.00%, 12/1/2044	285,000	283,862
Series B, Build America Mutual Assurance Company, 5.00%, 12/1/2039	700,000	710,174
		24,721,207
MINNESOTA — 0.6%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	129,851
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	50,000	48,181
Series A, 5.00%, 3/1/2039	500,000	443,447
Series A, 5.50%, 7/1/2035	150,000	132,371
Forest Lake, MN, Charter School Lease Revenue:
5.00%, 7/1/2041	365,000	323,096
5.00%, 7/1/2056	2,125,000	1,737,858
Series A, 5.38%, 8/1/2050	1,000,000	931,151
Maple Grove, MN, Health Care Facilities Revenue 3.50%, 5/1/2034	100,000	84,743
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (c)	300,000	267,690
Security Description	Principal Amount	Value
Rochester, MN, Health Care & Housing Revenue:
5.00%, 8/1/2048	$1,050,000	$881,584
Series A, 4.50%, 8/1/2042	1,100,000	895,780
Saint Paul, MN, Housing & Redevelopment Authority, Housing & Health Care Facilities Revenue Series A, 5.00%, 12/1/2041	500,000	489,683
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	101,364
St. Paul, MN, Housing & Redevelopment Authority Revenue:
5.00%, 9/1/2043	1,315,000	1,178,169
Series A, 4.63%, 3/1/2043	235,000	195,314
Series A, 5.30%, 7/1/2045	500,000	462,068
Series A, 5.75%, 7/1/2047 (c)	1,000,000	929,044
St. Paul, MN, Port Authority Revenue Series 7, 4.50%, 10/1/2037 (c)	255,000	236,223
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	145,000	138,823
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	213,297
5.25%, 12/1/2049	340,000	280,501
		10,100,238
MISSISSIPPI — 0.3%
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	304,600
Mississippi State, Development Bank, Revenue:
Assured Guaranty Municipal Corp., 3.50%, 9/1/2034 (b)	300,000	268,779
Assured Guaranty Municipal Corp., 4.00%, 10/1/2035 (c)	500,000	415,503
Assured Guaranty Municipal Corp., 4.00%, 10/1/2041 (c)	1,000,000	764,402
Mississippi State, Hospital Equipment & Facilities Authority Revenue:
Series S, 5.00%, 9/1/2041	100,000	98,497
Series S, 5.00%, 9/1/2046	400,000	378,941
State of Mississippi Gaming Tax Revenue:
Series A, 5.00%, 10/15/2032	605,000	637,215
Series A, 5.00%, 10/15/2036	500,000	520,600

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Warren County, MS, Gulf Opportunity Revenue:
1.38%, 8/1/2027 (a)	$1,100,000	$1,026,238
1.38%, 5/1/2034 (a)	1,350,000	1,256,196
		5,670,971
MISSOURI — 0.8%
Boone County, MO, Hospital Revenue:
4.00%, 8/1/2038	150,000	121,755
5.00%, 8/1/2029	70,000	70,566
5.00%, 8/1/2030	530,000	532,544
Cape Coral, FL, Health Facilities Authority Revenue:
3.00%, 3/1/2046	370,000	226,365
4.00%, 3/1/2041	120,000	96,348
4.00%, 3/1/2046	100,000	77,026
City of State Ann, MO, Tax Allocation Series A, 4.63%, 11/1/2030 (c)	200,000	187,834
I-470 Western Gateway Transportation Development District Revenue Series A, 5.25%, 12/1/2048 (c)	1,000,000	957,449
Jennings, MO, Revenue 5.00%, 11/1/2023	205,000	131,961
Kansas City, MO, Industrial Development Authority Revenue:
2.00%, 11/15/2046	200,616	9,482
5.00%, 3/1/2033	760,000	771,957
5.00%, 11/15/2046	449,515	337,078
Kirkwood, Industrial Development Authority Revenue Series A, 5.25%, 5/15/2050	3,000,000	2,436,520
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue 5.00%, 8/15/2032	730,000	687,592
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue Series A, 5.00%, 8/15/2051	1,000,000	828,013
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	435,000	380,626
Missouri State, Health & Educational Facilities Authority Revenue Series A, 5.00%, 2/1/2042	115,000	110,448
Missouri, State Development Finance Board Revenue Series C, 3.50%, 3/1/2031	265,000	237,821
Security Description	Principal Amount	Value
Missouri, State Health & Educational Facilities Authority Revenue:
4.00%, 6/1/2053	$500,000	$415,966
4.25%, 8/1/2035	280,000	262,043
4.25%, 12/1/2042 (c)	450,000	388,479
5.00%, 5/1/2030	100,000	101,013
Series A, 5.00%, 2/1/2036	650,000	633,909
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	175,000	175,500
5.00%, 9/1/2038	350,000	307,884
5.00%, 9/1/2042	150,000	128,497
St. Louis, MO, Airport Revenue National Public Finance Guaranty Corp., 5.50%, 7/1/2031	245,000	274,926
St. Louis, MO, Industrial Development Authority Revenue:
5.50%, 6/15/2042 (c)	500,000	443,325
5.63%, 6/15/2053 (c)	400,000	346,113
Series A, 4.75%, 11/15/2047	1,000,000	760,175
St. Louis, MO, Land Clearance Authority Revenue 5.00%, 6/1/2040	210,000	210,321
State Joseph Industrial Development Authority Revenue 4.63%, 1/1/2045	830,000	610,763
		13,260,299
MONTANA — 0.1%
City of Fort Worth MT, General Obligation Series A, 3.90%, 3/1/2031 (a)	680,000	642,024
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	87,851
Missoula, MT, Water System Revenue Series A, 4.00%, 7/1/2044	210,000	185,933
Monroe County, PA, Industrial Development Authority Revenue 5.00%, 7/1/2048	325,000	313,152
		1,228,960
NEBRASKA — 0.1%
Central Plains Energy Project, NE, Gas Project Revenue:
Series A, 5.00%, 9/1/2028	200,000	204,771
Series A, 5.00%, 9/1/2032	1,000,000	1,014,793
Nebraska Public Power District Series C, 5.00%, 1/1/2030	580,000	636,405

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Public Power Generation Agency Revenue 5.00%, 1/1/2026	$600,000	$620,123
		2,476,092
NEVADA — 0.4%
Carson City, NV, Revenue 5.00%, 9/1/2047	250,000	243,145
City of Las Vegas NV Special Improvement District No 816, Special Assessment 3.13%, 6/1/2051	210,000	130,113
City of Sparks, NV, Tourism Improvement District No.1 Revenue:
Series A, 2.50%, 6/15/2024 (c)	40,000	38,473
Series A, 2.75%, 6/15/2028 (c)	150,000	131,463
Clark County School District Series A, 4.00%, 6/15/2035	500,000	489,588
Clark County School District, General Obligation Series C, 3.00%, 6/15/2030	120,000	112,355
Clark County, NV, Department of Aviation Revenue Series A, 5.00%, 7/1/2025	165,000	171,938
Clark County, NV, Passenger Facility Charge Revenue 5.00%, 7/1/2025	120,000	125,046
County of Clark NV 2.10%, 6/1/2031	395,000	317,098
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (c)	1,000,000	103,960
State of Nevada Department of Business & Industry Revenue:
5.75%, 2/15/2038 (c)	1,095,000	843,093
5.88%, 12/15/2027 (c)	613,799	626,512
6.25%, 12/15/2037 (c)	2,280,000	1,999,423
6.95%, 2/15/2038 (c)	1,000,000	873,667
Series A, 4.50%, 12/15/2029 (c)	725,000	703,265
Series A, 5.00%, 12/15/2038 (c)	750,000	714,080
		7,623,219
NEW HAMPSHIRE — 0.5%
National Finance Authority, NH, Revenue:
4.00%, 1/1/2051	1,330,000	1,020,481
4.88%, 11/1/2042 (c)	1,855,000	1,642,908
5.00%, 7/1/2031 (c)	1,135,000	1,054,173
5.00%, 7/1/2041 (c)	1,855,000	1,575,437
Series A, 3.63%, 7/1/2043 (a) (c)	2,960,000	2,249,536
Series B, 3.75%, 7/1/2045 (a) (c)	1,450,000	1,121,870
Security Description	Principal Amount	Value
New Hampshire Health and Education Facilities Authority Revenue Series A, 6.13%, 7/1/2052 (c)	$350,000	$136,500
		8,800,905
NEW JERSEY — 5.3%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	445,000	367,199
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	505,755
City of Atlantic City NJ, General Obligation 5.00%, 12/1/2025	120,000	118,328
Garden, State Preservation Trust Revenue Series B, Assured Guaranty Municipal Corp., Zero Coupon, 11/1/2023 (b)	100,000	96,445
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	400,000	404,457
New Jersey Economic Development Authority 5.00%, 10/1/2047	4,450,000	4,296,104
New Jersey Health Care Facilities Financing Authority:
4.00%, 7/1/2039	520,000	464,619
5.00%, 7/1/2041	4,000,000	3,722,090
New Jersey Transportation Trust Fund Authority 4.00%, 6/15/2046	1,375,000	1,155,980
New Jersey, Economic Development Authority Revenue:
4.13%, 7/1/2030	110,000	98,440
4.38%, 1/1/2024	385,000	380,565
5.00%, 3/1/2027	100,000	100,734
5.00%, 6/15/2027	500,000	518,138
5.00%, 10/1/2037	100,000	100,218
5.00%, 11/1/2044	500,000	494,734
5.13%, 9/15/2023	275,000	275,080
5.13%, 1/1/2039 (b)	720,000	721,426
5.25%, 9/15/2029	50,000	49,455
5.25%, 1/1/2044	750,000	661,589
7.10%, 11/1/2031 (d)	1,000,000	—
Series A, 3.38%, 7/1/2030	555,000	502,681
Series A, 4.00%, 11/1/2027	525,000	521,756
Series A, 5.00%, 7/1/2027	500,000	527,751
Series A, 5.00%, 7/1/2033	1,225,000	1,242,778
Series A, 5.00%, 6/1/2036	490,000	474,879
Series A, 5.00%, 6/15/2047	510,000	504,456
Series A, 5.50%, 6/15/2031	500,000	542,692

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series AAA, 4.13%, 6/15/2025	$365,000	$366,153
Series AAA, 5.00%, 6/15/2036	300,000	301,774
Series AAA, 5.00%, 6/15/2041	500,000	495,487
Series B, Assured Guaranty Corp., Zero Coupon, 7/1/2027	160,000	130,641
Series B, 5.00%, 11/1/2022	1,000,000	1,001,276
Series B, 5.63%, 11/15/2030	2,500,000	2,495,362
Series BBB, 5.50%, 6/15/2031	900,000	976,845
Series C, 4.00%, 6/15/2047	155,000	129,813
Series C, 5.00%, 6/15/2047	365,000	361,032
Series EEE, 5.00%, 6/15/2038	1,205,000	1,205,128
Series MMM, 4.00%, 6/15/2036	335,000	301,622
Series N-1, 5.50%, 9/1/2023	100,000	101,792
Series NN, 5.00%, 3/1/2024	1,130,000	1,136,305
Series NN, 5.00%, 3/1/2025	310,000	311,231
Series PP, 5.00%, 6/15/2025	100,000	101,622
Series PP, 5.00%, 6/15/2031	245,000	252,442
Series QQQ, 4.00%, 6/15/2037	660,000	588,584
Series QQQ, 4.00%, 6/15/2050	210,000	173,390
Series QQQ, 5.00%, 6/15/2028	750,000	781,920
Series UU, 5.00%, 6/15/2034	355,000	356,235
Series WW, 5.00%, 6/15/2035	500,000	502,391
Series WW, 5.00%, 6/15/2036	240,000	240,939
Series WW, 5.00%, 6/15/2037	390,000	390,943
Series XX, 4.38%, 6/15/2027	175,000	176,249
Series XX, 5.00%, 6/15/2025	1,450,000	1,486,701
Series XX, 5.00%, 6/15/2026	880,000	901,877
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	119,817
3.50%, 7/1/2031	215,000	200,320
Series A, 3.00%, 7/1/2050	655,000	424,260
Series B, 5.00%, 9/1/2036	300,000	301,619
Series B, 5.50%, 9/1/2032	150,000	155,097
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	136,334
5.00%, 10/1/2026	500,000	517,884
5.00%, 9/15/2027	170,000	171,460
5.00%, 10/1/2027	905,000	939,574
5.00%, 10/1/2028	100,000	104,109
Security Description	Principal Amount	Value
New Jersey, Transportation Trust Fund Authority Revenue:
Ambac Financial Group, 3.75%, 6/15/2033	$500,000	$448,062
Ambac Financial Group, 4.50%, 6/15/2049	1,980,000	1,816,227
Ambac Financial Group, 5.00%, 6/15/2027	700,000	731,858
Ambac Financial Group, 5.00%, 6/15/2028	900,000	934,287
Ambac Financial Group, 5.00%, 6/15/2037	560,000	563,691
Ambac Financial Group, 5.25%, 6/15/2043	500,000	505,431
Series A, Ambac Financial Group, Zero Coupon, 12/15/2025	1,610,000	1,408,893
Series A, Ambac Financial Group, Zero Coupon, 12/15/2028	100,000	75,909
Series A, Ambac Financial Group, Zero Coupon, 12/15/2029	900,000	648,916
Series A, Ambac Financial Group, Zero Coupon, 12/15/2038	570,000	238,331
Series A, Ambac Financial Group, 0.01%, 12/15/2027	820,000	653,767
Series A, Ambac Financial Group, 0.01%, 12/15/2030	265,000	181,042
Series A, Ambac Financial Group, 0.01%, 12/15/2033	285,000	163,198
Series A, Ambac Financial Group, 0.01%, 12/15/2035	615,000	311,589
Series A, Ambac Financial Group, 4.00%, 12/15/2031	1,315,000	1,259,986
Series A, Ambac Financial Group, 4.00%, 12/15/2037	645,000	594,098
Series A, Ambac Financial Group, 5.00%, 6/15/2024	120,000	122,544
Series A, Ambac Financial Group, 5.00%, 12/15/2024	270,000	276,355
Series A, Ambac Financial Group, 5.00%, 12/15/2025	250,000	257,365
Series A, Ambac Financial Group, 5.00%, 12/15/2026	650,000	674,241
Series A, Ambac Financial Group, 5.00%, 12/15/2028	100,000	104,278
Series A, Ambac Financial Group, 5.00%, 6/15/2029	175,000	181,175
Series A, Ambac Financial Group, 5.00%, 12/15/2029	350,000	364,405
Series A, Ambac Financial Group, 5.00%, 6/15/2031	1,005,000	1,031,932
Series A, Ambac Financial Group, 5.00%, 12/15/2035	1,000,000	1,010,058
Series A, Ambac Financial Group, 5.50%, 12/15/2023	2,085,000	2,133,602

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, Ambac Financial Group, 5.75%, 6/15/2023	$165,000	$167,707
Series -A, Ambac Financial Group, Zero Coupon, 12/15/2038	140,000	58,537
Series -A, Ambac Financial Group, 0.01%, 12/15/2032	1,090,000	663,471
Series AA, Ambac Financial Group, 4.00%, 6/15/2036	400,000	360,146
Series AA, Ambac Financial Group, 4.00%, 6/15/2037	250,000	222,948
Series AA, Ambac Financial Group, 4.00%, 6/15/2039	1,000,000	874,030
Series AA, 4.00%, 6/15/2050	10,730,000	8,859,420
Series AA, Ambac Financial Group, 4.75%, 6/15/2035	260,000	260,009
Series AA, Ambac Financial Group, 4.75%, 6/15/2038	185,000	181,643
Series AA, Ambac Financial Group, 5.00%, 6/15/2024	100,000	100,842
Series AA, Ambac Financial Group, 5.00%, 6/15/2025	1,010,000	1,035,564
Series AA, Ambac Financial Group, 5.00%, 6/15/2026	1,010,000	1,019,959
Series AA, Ambac Financial Group, 5.00%, 6/15/2036	1,305,000	1,306,315
Series AA, Ambac Financial Group, 5.00%, 6/15/2038	440,000	439,992
Series AA, Ambac Financial Group, 5.00%, 6/15/2044	780,000	771,835
Series AA, Ambac Financial Group, 5.00%, 6/15/2045	2,250,000	2,225,251
Series AA, Ambac Financial Group, 5.25%, 6/15/2029	90,000	92,420
Series AA, Ambac Financial Group, 5.25%, 6/15/2030	280,000	281,823
Series AA, Ambac Financial Group, 5.25%, 6/15/2031	675,000	689,260
Series AA, Ambac Financial Group, 5.25%, 6/15/2033	120,000	120,479
Series AA, Ambac Financial Group, 5.25%, 6/15/2041	200,000	201,008
Series B, Ambac Financial Group, 3.50%, 6/15/2046	1,395,000	1,056,468
Series B, Ambac Financial Group, 4.00%, 6/15/2036	200,000	180,073
Series B, Ambac Financial Group, 4.00%, 6/15/2050	1,860,000	1,535,743
Series B, Ambac Financial Group, 5.00%, 6/15/2035	1,000,000	1,010,219
Series B, Ambac Financial Group, 5.25%, 12/15/2023 (b)	230,000	234,965
Series BB, Ambac Financial Group, 4.00%, 6/15/2044	390,000	331,269
Series BB, Ambac Financial Group, 5.00%, 6/15/2050	500,000	494,315
Security Description	Principal Amount	Value
Series C, Ambac Financial Group, Zero Coupon, 12/15/2024 (b)	$1,130,000	$1,035,386
Series C, Ambac Financial Group, Zero Coupon, 12/15/2028 (b)	125,000	95,463
Series C, Ambac Financial Group, Zero Coupon, 12/15/2030	550,000	380,290
Series C, Ambac Financial Group, Zero Coupon, 12/15/2032 (b)	700,000	443,403
Series C-REMK 11/25/14, Ambac Financial Group, 5.25%, 6/15/2032	500,000	507,432
Series D, Ambac Financial Group, 5.00%, 12/15/2024	645,000	660,181
Series D, Ambac Financial Group, 5.25%, 12/15/2023	1,135,000	1,158,161
New Jersey, Turnpike Authority Revenue:
5.00%, 1/1/2045	500,000	507,888
Series E, 5.00%, 1/1/2034	300,000	307,687
Newark, NJ, Housing Authority Scholarship Foundation Revenue National Public Finance Guaranty Corp., 5.00%, 1/1/2032	435,000	450,233
South Jersey Transportation Authority Revenue Series A, Assured Guaranty Municipal Corp., 5.00%, 11/1/2031 (b)	750,000	788,562
South Jersey, NJ, Port Corp. Revenue:
Series B, 5.00%, 1/1/2036	150,000	150,057
Series B, 5.00%, 1/1/2042	750,000	722,184
Series B, 5.00%, 1/1/2048	500,000	469,982
State of New Jersey General Obligation 4.00%, 6/1/2032	180,000	180,921
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, 5.25%, 6/1/2046	6,905,000	6,763,432
Series B, 3.20%, 6/1/2027	10,000	9,936
		93,284,726
NEW MEXICO — 0.3%
City of Santa Fe NM Facilities Rvenue Series A, 5.00%, 5/15/2044	330,000	277,305
Farmington, NM, Electric Power & Lights Revenue 2.15%, 4/1/2033	5,135,000	3,899,211

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Mariposa East Public Improvement District, Special Assessment Series C, 5.90%, 9/1/2032	$170,000	$152,742
New Mexico Hospital Equipment Loan Council Revenue Series A, 5.00%, 7/1/2049	500,000	409,768
		4,739,026
NEW YORK — 8.8%
Brooklyn Arena, NY, Local Development Corp. Revenue:
0.01%, 7/15/2047	440,000	96,207
Series A, 5.00%, 7/15/2042	5,000,000	4,764,151
Buffalo & Erie County Industrial Land Development Corp. 5.00%, 7/1/2023	550,000	544,806
Buffalo & Erie County Industrial Land Development Corp. Revenue 5.25%, 7/1/2035	500,000	465,563
Build NYC Resource Corp., NY, Revenue:
5.00%, 1/1/2035 (c)	265,000	266,430
5.00%, 11/1/2039	250,000	226,482
5.25%, 11/1/2034	250,000	240,475
5.50%, 11/1/2044	895,000	834,387
Series A, 5.00%, 6/1/2047 (c)	150,000	133,273
Series A, 5.00%, 6/15/2051 (c)	500,000	451,444
Series A1, 5.25%, 6/1/2040 (c)	720,000	563,372
Series A1, 5.50%, 6/1/2055 (c)	610,000	448,176
Series B, 5.00%, 6/1/2055 (c)	1,215,000	905,669
City of Poughkeepsie NY 5.00%, 6/1/2031	600,000	613,127
Dutchess County, NY, Local Development Corp. Revenue:
5.00%, 7/1/2027	770,000	789,965
Series A, 5.00%, 7/1/2045	725,000	731,936
Series A, 5.00%, 7/1/2051 (c)	800,000	708,885
Series B, 4.00%, 7/1/2044	400,000	324,471
Series B, 4.00%, 7/1/2049	400,000	315,115
Erie County, NY, Tobacco Asset Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2038	175,000	163,786
Series A, 5.00%, 6/1/2045	635,000	578,023
Glen Cove, NY, Local Economic Assistance Corp. Revenue:
5.00%, 1/1/2056	3,500,000	2,890,157
Series B, Zero Coupon, 1/1/2045	2,000,000	457,840
Series C, 5.63%, 1/1/2055	620,000	493,669
Hempstead Town Local Development Corp. Revenue 5.53%, 2/1/2040	850,000	806,370
Security Description	Principal Amount	Value
Hudson Yards Infrastructure Corp., NY, Revenue Series A, 4.00%, 2/15/2036	$120,000	$114,456
Jefferson County Civic Facility Development Corp. Revenue 5.00%, 11/1/2037	1,185,000	1,191,791
Jefferson County, NY, Industrial Development Revenue 5.25%, 1/1/2024 (c)	215,000	98,900
Long Island Power Authority:
Series A, 3.00%, 9/1/2040	540,000	412,893
Series A, 5.00%, 9/1/2037	540,000	570,643
Series A, 5.00%, 9/1/2038	485,000	510,642
Metropolitan Transportation Authority:
5.00%, 11/15/2042	455,000	456,026
Series H, 4.00%, 11/15/2034	500,000	475,153
Series H, 5.00%, 11/15/2042	180,000	180,385
Metropolitan Transportation Authority Revenue:
4.00%, 11/15/2038	750,000	655,535
Series A-1, 5.00%, 11/15/2040	560,000	545,191
Series A-1-GROUP 1, 4.00%, 11/15/2041 (b)	660,000	596,827
Series A-1-GROUP 1, 5.00%, 11/15/2047	520,000	493,811
Series B, 5.00%, 11/15/2026	115,000	119,265
Series B, 5.00%, 11/15/2037	625,000	617,752
Series C, 4.00%, 11/15/2033	205,000	189,688
Series C, 5.00%, 11/15/2032	550,000	554,604
Series C-1, 3.25%, 11/15/2036	290,000	234,439
Series C-1, 4.75%, 11/15/2045	825,000	776,464
Series C-1, 5.00%, 11/15/2026	500,000	518,541
Series C-1, 5.00%, 11/15/2029	850,000	874,475
Series C-1, 5.00%, 11/15/2031	425,000	431,411
Series C-1, 5.25%, 11/15/2056	450,000	442,304
Series C-2, Zero Coupon, 11/15/2027	715,000	575,311
Series C-2, Zero Coupon, 11/15/2032	300,000	187,661
Series D, 3.00%, 11/15/2032	215,000	182,495
Series D, 5.00%, 11/15/2039	585,000	572,137
Series D-3, 4.00%, 11/15/2049	785,000	636,700
Monroe County, NY, Industrial Development Corp., Revenue 5.00%, 12/1/2046	1,975,000	1,914,508
Monroe County, PA, Industrial Development Corp. Revenue:
3.00%, 12/1/2040	850,000	562,328

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/2032	$1,000,000	$1,023,096
5.00%, 1/1/2040	590,000	491,467
5.00%, 1/1/2050	500,000	389,004
MTA Hudson Rail Yards Trust Obligations Revenue Series A, 5.00%, 11/15/2056	660,000	658,488
Nassau County Local Economic Assistance Corp. 5.00%, 7/1/2027	200,000	200,113
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	551,441	533,584
Series A-3, 5.00%, 6/1/2035	2,385,000	2,150,866
Series A-3, 5.13%, 6/1/2046	635,000	560,636
New York City Industrial Development Agency Revenue:
Assured Guaranty Corp., Zero Coupon, 3/1/2033	530,000	327,734
Assured Guaranty Corp., Zero Coupon, 3/1/2045	575,000	172,652
Assured Guaranty Corp., 4.00%, 3/1/2045	750,000	633,499
Series A, Assured Guaranty Corp., 5.00%, 1/1/2028 (b)	500,000	525,879
New York City, Housing Development Corp. Series 2014-8SPR, Class D, 3.00%, 2/15/2048	100,000	97,986
New York City, NY, Convention Center Development Corp. Revenue:
0.01%, 11/15/2045	700,000	183,315
5.00%, 11/15/2026	700,000	725,822
Series B, Zero Coupon, 11/15/2036	235,000	111,980
New York City, NY, Dormitory Authority Revenue:
National Public Finance Guaranty Corp., 4.00%, 9/1/2050	500,000	365,517
National Public Finance Guaranty Corp., 5.00%, 7/1/2023	535,000	541,627
National Public Finance Guaranty Corp., 5.00%, 10/1/2026	165,000	174,580
National Public Finance Guaranty Corp., 5.25%, 7/1/2031	265,000	264,227
Series A, National Public Finance Guaranty Corp., 4.25%, 5/1/2042	285,000	242,327
Series A, National Public Finance Guaranty Corp., 5.00%, 7/1/2029	1,340,000	1,376,803
Security Description	Principal Amount	Value
Series A, National Public Finance Guaranty Corp., 5.00%, 8/1/2032	$130,000	$125,601
Series A, National Public Finance Guaranty Corp., 5.00%, 7/1/2036	500,000	503,156
Series A, National Public Finance Guaranty Corp., 5.00%, 7/1/2046	850,000	820,821
Series A, National Public Finance Guaranty Corp., 5.15%, 7/1/2024	345,000	352,864
Series A, National Public Finance Guaranty Corp., 5.50%, 1/1/2039	400,000	414,425
Series A, National Public Finance Guaranty Corp., 5.50%, 1/1/2044	850,000	880,652
New York City, NY, Industrial Development Agency Revenue:
Assured Guaranty Corp., 0.01%, 3/1/2036	340,000	177,334
Ambac Financial Group, 5.50%, 7/1/2035 (b)	235,000	238,049
5.75%, 10/1/2037	1,000,000	800,000
New York City, NY, Liberty Development Corp. Revenue:
7.25%, 11/15/2044 (c)	2,815,000	2,835,963
Series 1, 5.00%, 11/15/2044 (c)	10,275,000	9,186,710
Series 2, 5.38%, 11/15/2040 (c)	2,220,000	2,156,083
New York City, NY, Thruway Authority Revenue:
Series L, 5.00%, 1/1/2033	610,000	646,809
Series N, 3.00%, 1/1/2049	510,000	358,343
New York City, NY, Transportation Development Corp. Revenue:
2.25%, 8/1/2026	325,000	299,598
3.00%, 8/1/2031	330,000	288,413
4.00%, 10/1/2030	1,900,000	1,780,847
4.00%, 1/1/2036	910,000	802,361
5.00%, 1/1/2023	1,475,000	1,478,294
5.00%, 8/1/2026	2,285,000	2,285,000
5.00%, 1/1/2027	350,000	351,469
5.00%, 1/1/2028	275,000	274,945
5.00%, 1/1/2029	120,000	119,578
5.00%, 1/1/2030	365,000	362,321
5.00%, 1/1/2031	2,540,000	2,504,619
5.00%, 8/1/2031	3,930,000	3,931,786
5.00%, 10/1/2035	4,875,000	4,680,943
5.00%, 1/1/2036	5,500,000	5,262,730
5.00%, 12/1/2036	1,600,000	1,558,257
5.00%, 10/1/2040	1,035,000	969,006
5.00%, 7/1/2046	1,500,000	1,423,174

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 8/1/2031	$1,275,000	$1,273,197
5.38%, 8/1/2036	4,550,000	4,451,995
Series A, 4.00%, 7/1/2037 (b)	100,000	90,915
Series A, 4.00%, 12/1/2039	1,675,000	1,394,053
Series A, 4.00%, 12/1/2042	1,505,000	1,210,005
Series A, 5.00%, 7/1/2030	170,000	172,037
Series A, 5.00%, 12/1/2035	1,305,000	1,282,930
Series A, 5.00%, 12/1/2037	1,270,000	1,233,087
Series A, 5.00%, 7/1/2041	515,000	491,172
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	1,545,000	1,346,021
Series A, 5.00%, 6/1/2045	885,000	755,528
New York County, NY, Counties Tobacco Trust V Revenue Series S 3, 0.01%, 6/1/2055	10,000,000	627,440
New York County, NY, Counties Tobacco Trust VI Revenue:
2.45%, 6/1/2042	470,000	458,829
3.75%, 6/1/2045	225,000	167,067
5.00%, 6/1/2045	930,000	813,450
New York Liberty Development Corp. 5.15%, 11/15/2034 (c)	6,050,000	5,884,997
New York State Dormitory Authority:
3.00%, 7/1/2031	1,800,000	1,418,713
3.00%, 7/1/2033	2,150,000	1,559,584
Series A, 5.00%, 7/15/2050	3,000,000	2,805,063
New York State Environmental Facilities Corp. Revenue 2.75%, 9/1/2050 (a)	3,475,000	3,245,857
New York State Thruway Authority Series N, 4.00%, 1/1/2041	815,000	751,815
New York Transportation Development Corp.:
4.00%, 7/1/2031	2,100,000	1,941,244
4.00%, 7/1/2041	5,030,000	4,193,092
New York, NY, General Obligation Series C-1, 5.00%, 8/1/2030	2,305,000	2,538,274
Polk County, OR, Hospital Facility Authority Revenue:
4.00%, 11/1/2059	610,000	500,147
5.00%, 10/15/2033	515,000	537,865
Ramapo, NY, Local Development Corp. Revenue 5.00%, 3/15/2041	385,000	369,543
Suffolk Tobacco Asset Securitization Corp., Revenue 4.00%, 6/1/2050	2,250,000	1,905,751
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue 4.00%, 6/1/2050	500,000	401,237
Security Description	Principal Amount	Value
Syracuse, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2030	$150,000	$122,107
5.00%, 1/1/2031	2,070,000	1,639,990
5.00%, 1/1/2032	100,000	77,302
5.00%, 1/1/2033	150,000	112,942
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2029	535,000	554,512
Series B, 5.00%, 6/1/2045	10,000,000	8,757,955
Series B, 5.00%, 6/1/2048	2,950,000	2,531,635
Westchester County Local Development Corp., Revenue 5.00%, 11/1/2046	1,550,000	1,431,481
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	329,000	312,555
Westchester County, NY, Industrial Development Agency Revenue 7.00%, 6/1/2046 (c)	700,000	573,943
Westchester County, NY, Local Development Corp. Revenue 3.75%, 11/1/2037	275,000	210,131
Westchester Tobacco Asset Securitization, NY Revenue Series C, 5.13%, 6/1/2051	165,000	163,885
		154,436,814
NORTH CAROLINA — 0.4%
North Carolina State, Medical Care Commission Revenue:
4.00%, 3/1/2051	1,500,000	1,038,812
5.00%, 7/1/2045	500,000	431,680
Series A, 4.00%, 7/1/2044	500,000	380,391
Series A, 5.00%, 7/1/2044	500,000	460,738
North Carolina Turnpike Authority Series A, 5.00%, 7/1/2047	3,160,000	2,997,716
North Carolina Turnpike Authority Revenue 5.00%, 2/1/2024	875,000	891,872
North Carolina, Department of Transportation Revenue:
5.00%, 12/31/2037	250,000	246,564
5.00%, 6/30/2054	575,000	526,897
State of North Carolina 4.00%, 3/1/2034	620,000	595,946
		7,570,616
NORTH DAKOTA — 0.1%
University of North Dakota, Certificate Participation:
Series A, Assured Guaranty Municipal Corp., 2.50%, 6/1/2054 (b)	500,000	281,480

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, Assured Guaranty Municipal Corp., 3.00%, 6/1/2061 (b)	$1,000,000	$623,122
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	115,000	95,444
		1,000,046
OHIO — 3.7%
Akron Bath Copley Joint Township Hospital District Revenue 4.00%, 11/15/2038	600,000	503,599
American Municipal Power, Inc. 5.00%, 2/15/2033	735,000	786,801
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2-CLASS 1, 4.00%, 6/1/2048	1,250,000	1,018,901
Series A-2-CLASS 1, 5.00%, 6/1/2035	540,000	553,853
Series B, 0.01%, 6/1/2057	10,000,000	1,063,748
Series B-2, 5.00%, 6/1/2055	35,505,000	29,824,637
City of Chillicothe, OH, Hospital Facilities Revenue 5.00%, 12/1/2037	285,000	282,284
City of Cleveland OH Revenue 5.38%, 9/15/2027	1,320,000	1,302,799
Cleveland-Cuyahoga County Port Authority, Tax Allocation 4.50%, 12/1/2055 (c)	100,000	75,631
County of Allen OH Hospital Facilities Revenue Series A, 4.00%, 11/1/2044	690,000	603,955
County of Hamilton, OH, Health Care Revenue:
3.75%, 8/15/2050	750,000	592,844
5.00%, 1/1/2051	750,000	650,296
County of Montgomery, OH, Hospital Facilities Revenue 5.00%, 2/15/2048	5,390,000	4,653,017
County of Wood OH, Revenue 5.00%, 12/1/2042	160,000	160,500
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	250,000	256,495
5.00%, 2/15/2042	200,000	197,077
5.00%, 2/15/2057	200,000	187,140
5.25%, 2/15/2047	100,000	100,391
5.50%, 2/15/2052	785,000	794,225
Franklin County Convention Facilities Authority Revenue:
5.00%, 12/1/2034	1,010,000	1,008,043
5.00%, 12/1/2044	670,000	628,194
5.00%, 12/1/2051	1,060,000	968,398
Security Description	Principal Amount	Value
Jefferson County Port Authority Revenue 3.50%, 12/1/2051 (c)	$4,250,000	$2,847,013
Lake County, OH, Port & Economic Development Authority Revenue Series A, 6.75%, 12/1/2052 (c)	550,000	165,000
Lucas, OH, Hospital Revenue Series A, Assured Guaranty Municipal Corp., 4.13%, 11/15/2042 (b)	600,000	537,544
Montgomery County, OH, Hospital Revenue 6.25%, 4/1/2049 (c)	500,000	188,000
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	1,000,000	954,151
5.00%, 2/15/2044	200,000	177,332
Ohio Air Quality Development Authority:
2.10%, 7/1/2028 (a)	2,800,000	2,667,399
4.50%, 1/15/2048 (c)	2,060,000	1,790,442
Ohio Air Quality Development Authority Revenue 2.60%, 6/1/2041 (a)	200,000	175,041
Ohio State, Air Quality Development Authority Revenue:
4.25%, 1/15/2038 (c)	215,000	194,928
5.00%, 7/1/2049 (c)	2,270,000	2,002,275
Ohio State, Higher Educational Facility Commission Revenue:
3.25%, 12/1/2036	100,000	82,431
5.00%, 12/1/2050	1,000,000	906,235
Ohio University Series A, 5.00%, 12/1/2045	1,250,000	1,281,196
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	240,000	197,189
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	475,074
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	145,000	145,430
5.00%, 12/1/2043	250,000	215,884
5.50%, 12/1/2043	400,000	378,360
5.75%, 12/1/2032	200,000	200,827
6.00%, 12/1/2042	550,000	552,471
Washington County, OH, Health Hospital Nusinghome Revenue 6.38%, 12/1/2037	2,000,000	1,837,021
		64,184,071

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
OKLAHOMA — 0.5%
Norman, OK, Regional Hospital Authority 3.25%, 9/1/2039	$555,000	$384,848
Oklahoma Development Finance Authority Revenue:
5.00%, 7/1/2035	105,000	95,207
Series A, 5.00%, 8/1/2047	935,000	935
Series B, 5.00%, 8/15/2028	400,000	383,988
Series B, 5.00%, 8/15/2038	350,000	298,456
Series B, 5.25%, 8/15/2043	5,000,000	4,251,369
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023	199,640	499
Series A, 6.88%, 11/1/2046	33,273	83
Tulsa Airports Improvement Trust Series C-REMK-06/11/13, 5.50%, 12/1/2035	1,500,000	1,503,219
Tulsa, OK, Airports Improvement Trust Revenue:
5.00%, 6/1/2035 (a)	1,000,000	1,008,740
Series B, 5.50%, 12/1/2035	700,000	701,502
		8,628,846
OREGON — 0.8%
Hospital Facilities Authority of Multnomah County Oregon 4.00%, 12/1/2051	1,155,000	861,545
Medford Hospital Facilities Authority Revenue Series A, Assured Guaranty Municipal Corp., 4.00%, 8/15/2040 (b)	660,000	603,670
Multnomah County, OR, Hospital Facilities Authority Revenue:
4.00%, 12/1/2056	4,500,000	3,264,835
Series A, 5.50%, 10/1/2049	1,000,000	967,258
Oregon State, Business Development Commission Revenue:
Series A, 6.50%, 4/1/2031 (c)	2,000,000	146,000
Series D, 6.50%, 4/1/2031 (c)	750,000	54,750
Polk County, OR, Hospital Facility Authority Revenue 5.38%, 7/1/2045	1,630,000	1,427,554
Port of Portland OR Airport Revenue Series 27-A, 5.00%, 7/1/2038	605,000	613,226
Salem Hospital Facility Authority Revenue:
4.00%, 5/15/2040	710,000	579,642
4.00%, 5/15/2047	1,000,000	759,138
4.00%, 5/15/2057	1,500,000	1,062,862
Security Description	Principal Amount	Value
Yamhill County Hospital Authority Revenue:
5.00%, 11/15/2036	$300,000	$270,101
Series A, 5.00%, 11/15/2046	640,000	518,533
Series A, 5.00%, 11/15/2051	2,200,000	1,739,950
Series A, 5.00%, 11/15/2056	500,000	387,581
		13,256,645
PENNSYLVANIA — 4.1%
Allegheny County, PA, Airport Authority Revenue Series A, 5.00%, 1/1/2051	625,000	620,784
Allegheny County, PA, Industrial Development Authority Revenue:
4.88%, 11/1/2024	2,025,000	2,025,517
5.75%, 8/1/2042	725,000	709,007
Series A, 4.00%, 4/1/2037	800,000	728,689
Allegheny County, PA, Sanitary Authority Revenue 5.00%, 12/1/2045	950,000	970,335
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (c)	1,385,000	1,369,990
5.00%, 5/1/2042 (c)	5,700,000	5,236,494
Berks County, Municipal Authority Revenue:
Series A, 4.25%, 11/1/2041	1,075,000	700,973
Series A, 5.00%, 2/1/2025	600,000	569,798
Series A, 5.00%, 2/1/2028	1,000,000	881,350
Series A, 5.00%, 2/1/2030	400,000	336,780
Series A, 5.00%, 2/1/2031	750,000	618,739
Series A, 5.00%, 2/1/2032	790,000	636,667
Series A, 5.00%, 11/1/2044	285,000	197,921
Series B, 5.00%, 2/1/2040 (a)	550,000	515,885
Berks County, PA, Industrial Development Authority Revenue:
4.00%, 11/1/2039	200,000	128,519
4.00%, 11/1/2047	785,000	463,895
5.00%, 11/1/2025	1,065,000	995,671
5.00%, 11/1/2026	500,000	458,082
5.00%, 11/1/2030	980,000	816,234
5.00%, 11/1/2034	1,260,000	969,921
5.00%, 11/1/2036	400,000	299,127
5.00%, 11/1/2050	500,000	328,413
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	385,000	317,634
Chambersburg Area Municipal Authority Revenue 6.00%, 10/1/2048	500,000	509,080

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Chester County Health & Education Facilities Authority Revenue 5.00%, 12/1/2051	$975,000	$804,462
City of Philadelphia PA Water & Wastewater Revenue:
5.00%, 11/1/2045	500,000	517,723
5.00%, 10/1/2047	545,000	563,279
County of Lehigh PA Revenue 5.00%, 7/1/2027	155,000	162,229
Cumberland County Municipal Authority Revenue 5.00%, 1/1/2038	265,000	270,447
Cumberland County, PA, Municipal Authority Revenue 5.00%, 1/1/2038	30,000	31,151
Dauphin County General Authority Revenue:
5.00%, 10/15/2027 (c)	600,000	603,505
6.25%, 10/15/2053 (c)	1,800,000	1,826,983
Series A, 3.00%, 6/1/2033	750,000	635,913
Delaware County, PA, Authority Revenue:
4.00%, 8/1/2040	100,000	94,804
4.00%, 8/1/2045	170,000	152,743
5.25%, 10/1/2032	115,000	109,918
Delaware County, PA, Industrial Development Authority Revenue Series A, 5.13%, 6/1/2046 (c)	995,000	896,075
Delaware River JT Toll Bridge Commission Revenue 5.00%, 7/1/2042	500,000	521,166
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	995,000	1,144,624
Doylestown Hospital Authority Series A, 5.00%, 7/1/2049	2,375,000	1,967,072
Doylestown Hospital Authority Revenue Series A, 5.00%, 7/1/2046	110,000	92,707
Erie Higher Education Building Authority Revenue 5.00%, 5/1/2047	1,950,000	1,868,205
Fulton County, PA, Industrial Development Authority Revenue 4.00%, 7/1/2028	1,010,000	945,437
Hazleton Area School District, General Obligation:
Series B, National Public Finance Guaranty Corp., Zero Coupon, 3/1/2024	100,000	94,357
Series B, National Public Finance Guaranty Corp., Zero Coupon, 3/1/2025	160,000	144,612
Security Description	Principal Amount	Value
Lancaster County, PA, Hospital Authority Revenue:
5.00%, 3/1/2045	$390,000	$328,723
5.00%, 12/1/2047	100,000	80,171
5.13%, 7/1/2037	390,000	360,113
5.25%, 7/1/2041	180,000	165,292
Lehigh County, PA, General Purpose Authority Revenue:
3.25%, 11/1/2041	140,000	103,564
4.00%, 11/1/2041	250,000	213,306
Monroe County, PA, Industrial Development Authority, Tax Allocation 6.88%, 7/1/2033 (c)	270,000	251,641
Montgomery County, Higher Education & Health Authority Revenue 5.00%, 12/1/2032	250,000	250,885
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 9/1/2028	500,000	524,869
5.00%, 9/1/2031	325,000	335,843
5.00%, 9/1/2035	300,000	306,727
Series A, 5.00%, 10/1/2026	110,000	109,485
Montgomery County, PA, Industrial Development Authority Revenue:
5.00%, 11/15/2036	100,000	100,994
5.25%, 1/1/2040	205,000	196,021
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	900,811
Northampton County, PA, General Purpose Authority Revenue:
5.00%, 8/15/2046	635,000	624,177
5.00%, 8/15/2048	630,000	617,462
Penn Hills School District, General Obligation Build America Mutual Assurance Company, 3.00%, 10/1/2037	900,000	738,781
Pennsylvania Economic Development Financing Authority Series A, 5.00%, 11/1/2041	500,000	499,962
Pennsylvania Higher Educational Facilities Authority:
3.00%, 6/15/2045	615,000	433,874
Series A, 5.00%, 5/1/2038 (b)	555,000	585,503
Pennsylvania State, Economic Development Financing Authority Revenue:
5.00%, 6/30/2023	160,000	161,238
5.00%, 12/31/2028	360,000	364,032

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 10.00%, 12/1/2040 (c)	$345,000	$305,803
Series A-2, 10.00%, 12/1/2040 (c)	345,000	305,803
Series A-RE, 6.40%, 12/1/2038	1,850,000	1,424,500
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	80,236
Pennsylvania Turnpike Commission Series SPL, 5.00%, 12/1/2038	600,000	615,121
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	170,103
5.00%, 11/1/2027	880,000	881,203
5.00%, 5/1/2035	150,000	152,681
5.00%, 11/1/2036	980,000	991,080
5.00%, 5/1/2037	2,000,000	1,785,917
5.00%, 5/1/2042	500,000	430,459
5.00%, 11/1/2042	140,000	140,191
Series A, 5.00%, 5/1/2039 (b)	495,000	521,272
Series A, 5.00%, 9/1/2045	280,000	278,413
Pennsylvania, Turnpike Commission Highway Revenue:
4.00%, 12/1/2041	750,000	682,966
4.00%, 12/1/2046	500,000	440,135
5.00%, 12/1/2036	600,000	622,241
5.00%, 12/1/2040	855,000	867,227
5.00%, 12/1/2044	500,000	511,145
5.00%, 12/1/2049	840,000	854,696
Series A, 4.00%, 12/1/2051	775,000	681,581
Series A-1, 5.00%, 12/1/2037	380,000	393,584
Series A-2, 5.00%, 12/1/2028	500,000	528,183
Series B-1, 5.25%, 6/1/2047	550,000	552,276
Series C, 4.00%, 12/1/2038	500,000	470,552
Series C, 6.25%, 6/1/2033 (b)	365,000	400,109
Philadelphia Authority for Industrial Development 5.00%, 9/1/2037	575,000	580,170
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	254,947
5.00%, 7/1/2042	2,000,000	1,684,136
5.00%, 6/15/2050	500,000	432,227
5.38%, 6/15/2050 (c)	570,000	476,317
8.20%, 12/1/2043	330,000	333,793
Philadelphia, PA, General Obligation:
Series A, 5.00%, 8/1/2026	535,000	562,333
Series A, 5.00%, 7/15/2038	100,000	102,196
Series B, 5.00%, 8/1/2033	110,000	114,364
Series B, 5.00%, 2/1/2037	775,000	806,267
Security Description	Principal Amount	Value
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2026	$325,000	$334,387
5.00%, 7/1/2031	845,000	866,033
Philadelphia, PA, School District General Obligation:
National Public Finance Guaranty Corp., 5.00%, 9/1/2033	500,000	545,689
Series A, National Public Finance Guaranty Corp., 5.00%, 6/1/2034	585,000	614,126
Series F, 5.00%, 9/1/2026	3,000,000	3,129,552
Series F, 5.00%, 9/1/2038	860,000	875,232
Redevelopment Authority of The County of Washington, Tax Allocation 5.00%, 7/1/2028	400,000	394,871
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	381,072
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	195,000	184,652
State Public School Building Authority Revenue 5.00%, 6/1/2027	880,000	923,214
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	149,133
		71,938,579
PUERTO RICO — 13.2%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	730,066
5.63%, 5/15/2043	3,790,000	3,851,189
Series A, Zero Coupon, 5/15/2050	8,000,000	1,371,518
Series A, 0.01%, 5/15/2057	120,000,000	6,993,444
Series B, Zero Coupon, 5/15/2057	13,200,000	603,472
Commonwealth of Puerto Rico:
Series A, Zero Coupon, 7/1/2024	17,823,425	16,382,007
Series A1, 4.00%, 7/1/2033	3,000,000	2,638,203
Series A1, 4.00%, 7/1/2035	12,282,000	10,499,060
Series A1, 5.63%, 7/1/2029	5,000,000	5,113,967
Series A1, 5.75%, 7/1/2031	10,000,000	10,195,024
Commonwealth of Puerto Rico, General Obligation:
Series A1, 4.00%, 7/1/2041	15,601,000	12,175,964
Series A1, 4.00%, 7/1/2046	14,110,000	10,561,342
Series A1, 5.38%, 7/1/2025	1,500,000	1,514,504
Series A1, 5.63%, 7/1/2027	1,500,000	1,531,149

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
5.00%, 7/1/2033 (c)	$275,000	$265,795
Series A, 6.13%, 7/1/2024	170,000	173,208
Series B, 4.00%, 7/1/2042 (c)	7,305,000	5,748,882
Series B, 4.00%, 7/1/2047 (c)	2,585,000	1,937,219
Series B, 5.00%, 7/1/2025 (c)	990,000	993,822
Series B, 5.00%, 7/1/2029 (c)	1,090,000	1,078,400
Series B, 5.00%, 7/1/2033 (c)	14,615,000	14,125,808
Series B, 5.00%, 7/1/2037 (c)	10,035,000	9,439,100
Puerto Rico Electric Power Authority Revenue:
Series NN, National Public Finance Guaranty Corp., 5.25%, 7/1/2023	120,000	120,180
Series RR, National Public Finance Guaranty Corp., 5.00%, 7/1/2026	140,000	140,479
Series V V, National Public Finance Guaranty Corp., 5.25%, 7/1/2025	710,000	713,896
Series V V, National Public Finance Guaranty Corp., 5.25%, 7/1/2026	795,000	798,816
Series V V, National Public Finance Guaranty Corp., 5.25%, 7/1/2027 (b)	920,000	926,212
Series V V, National Public Finance Guaranty Corp., 5.25%, 7/1/2034	770,000	749,566
Puerto Rico Highways & Transportation Authority Revenue:
Series CC, Assured Guaranty Municipal Corp., 5.25%, 7/1/2033 (b)	120,000	118,161
Series N, Assured Guaranty Municipal Corp., 5.25%, 7/1/2034	345,000	337,726
Series N, Assured Guaranty Municipal Corp., 5.25%, 7/1/2036	850,000	830,220
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 10/1/2042	515,000	516,024
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue Series A, National Public Finance Guaranty Corp., 5.00%, 7/1/2033	470,000	466,358
Security Description	Principal Amount	Value
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2024	$284,000	$262,393
Series A-1, Zero Coupon, 7/1/2027	669,000	533,267
Series A-1, Zero Coupon, 7/1/2029	2,281,000	1,640,069
Series A-1, Zero Coupon, 7/1/2031	10,356,000	6,585,147
Series A-1, Zero Coupon, 7/1/2033	6,703,000	3,767,105
Series A-1, 0.01%, 7/1/2046	14,655,000	3,303,870
Series A-1, 0.01%, 7/1/2051	9,530,000	1,551,392
Series A-1, 4.50%, 7/1/2034	4,306,000	4,025,302
Series A-1, 4.55%, 7/1/2040	2,730,000	2,425,809
Series A-1, 4.75%, 7/1/2053	26,420,000	22,564,308
Series A-1, 5.00%, 7/1/2058	27,274,000	24,077,550
Series A-2, 4.33%, 7/1/2040	10,102,000	8,725,844
Series A-2, 4.54%, 7/1/2053	4,058,000	3,341,194
Series A-2, 4.55%, 7/1/2040	100,000	83,502
Series A-2, 4.78%, 7/1/2058	19,101,000	16,065,633
Series A-2-, 4.33%, 7/1/2040	10,741,000	9,277,795
		231,870,961
RHODE ISLAND — 0.5%
Rhode Island Health and Educational Building Corp. 5.00%, 9/1/2036	2,225,000	1,927,652
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, 0.01%, 6/1/2052	9,210,000	1,342,342
Series B, Zero Coupon, 6/1/2052	5,000,000	614,384
Tobacco Settlement Financing Corp/RI Series B, 4.50%, 6/1/2045	4,735,000	4,509,528
		8,393,906
SOUTH CAROLINA — 0.3%
South Carolina State, Jobs - Economic Development Authority Revenue:
4.00%, 6/1/2046 (c)	600,000	441,350
5.00%, 11/1/2037	500,000	502,196
5.13%, 6/15/2042 (c)	1,000,000	896,398
5.25%, 11/15/2047	1,750,000	1,599,713
Series A, 7.00%, 11/1/2033 (c)	270,000	289,826
Series S, 5.25%, 8/15/2033	100,000	101,840
South Carolina State, Ports Authority Revenue 4.00%, 7/1/2040	245,000	214,134
South Carolina State, Public Service Authority Revenue:
Series A, 4.00%, 12/1/2034	410,000	373,623
Series B, 4.00%, 12/1/2056	360,000	285,189

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	$195,000	$163,407
		4,867,676
SOUTH DAKOTA — 0.0%
County of Lincoln SD Revenue 4.00%, 8/1/2041	250,000	199,217
South Dakota Health & Educational Facilities Authority Revenue:
5.00%, 9/1/2028	100,000	104,665
5.00%, 9/1/2032	215,000	220,345
		524,227
TENNESSEE — 0.5%
Blount County Health & Educational Facilities Board Revenue Series A, 5.00%, 1/1/2047	225,000	135,910
Bristol Industrial Development Board Series B, Zero Coupon, 12/1/2031 (c)	3,350,000	2,029,399
Bristol, TN, Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (c)	400,000	371,014
Chattanooga, TN, Health Educational & Housing Facility Board Revenue:
Series A, 5.00%, 8/1/2044	550,000	532,943
Series A, 5.00%, 8/1/2049	1,000,000	954,728
Greeneville, TN, Health & Educational Facilities Board Revenue 4.00%, 7/1/2040	650,000	571,965
Knox County, TN, Health Educational & Housing Facility Board Revenue:
5.00%, 4/1/2030	500,000	510,637
5.00%, 4/1/2031	240,000	244,409
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	72,952
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (c)	207,167	138,918
Metropolitan Nashville, TN, Airport Authority Revenue:
Series A, 4.00%, 7/1/2054	500,000	419,172
Series B, 5.00%, 7/1/2043	100,000	99,580
Security Description	Principal Amount	Value
Nashville Metropolitan Development & Housing Agency, TN, Tax Allocation 5.13%, 6/1/2036 (c)	$430,000	$429,342
Shelby County, TN, Health Educational & Housing Facilities Board Revenue:
5.00%, 5/1/2029	535,000	567,908
Series A, 5.50%, 9/1/2047	400,000	317,636
Tennessee State, Energy Acquisition Corp., Gas Revenue:
Series C, 5.00%, 2/1/2024	100,000	100,740
Series C, 5.00%, 2/1/2027	945,000	956,816
		8,454,069
TEXAS — 5.6%
Arlington Higher Education Finance Corp. 4.50%, 6/15/2056 (a) (c)	500,000	474,625
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 4.00%, 8/15/2041	610,000	480,884
Series A, 4.00%, 8/15/2046	860,000	643,217
Series A, 5.00%, 8/15/2048	15,000	12,935
Austin Convention Enterprises, Inc.,Convention Center Revenue:
Series A, 5.00%, 1/1/2034	400,000	392,421
Series B, 5.00%, 1/1/2032	1,840,000	1,737,855
Series B, 5.00%, 1/1/2034	300,000	277,687
Central Texas Regional Mobility Authority Revenue:
Series B, 4.00%, 1/1/2041	200,000	172,677
Series B, 5.00%, 1/1/2046	500,000	499,680
Series G, 4.00%, 1/1/2045	1,150,000	932,445
Series G, 4.00%, 1/1/2050	2,000,000	1,563,184
City of Austin TX Airport System Revenue 5.00%, 11/15/2041	1,000,000	1,007,054
City of Dallas TX Hotel Occupancy Tax Revenue 4.00%, 8/15/2036	750,000	686,690
City of Denton, TX, Utility System Revenue 5.00%, 12/1/2027	630,000	667,585
City of Garland TX Electric Utility System Revenue 5.00%, 3/1/2044	700,000	725,594
Clifton Higher Education Finance Corp. Revenue:
Series D, 5.25%, 8/15/2027	530,000	534,727
Series D, 5.25%, 8/15/2028	1,000,000	1,006,265
Series D, 6.13%, 8/15/2048	3,010,000	3,057,387

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	$115,000	$105,505
Series A, 4.35%, 12/1/2042	290,000	254,823
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (c)	500,000	492,696
Decatur, TX, Hospital Authority Revenue:
Series A, 6.63%, 9/1/2031	260,000	267,462
Series A-REF, 5.25%, 9/1/2029	335,000	340,665
El Paso County Hospital District 5.00%, 8/15/2039	690,000	693,115
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	200,000	181,947
4.00%, 8/15/2038	885,000	790,913
5.00%, 8/15/2037	200,000	204,487
Grand Parkway Transportation Corp. Revenue 4.00%, 10/1/2038	715,000	662,311
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	650,000	636,082
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/15/2027	890,000	952,579
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	120,000	96,262
Harris County-Houston, TX, Sports Authority Revenue:
Series A, National Public Finance Guaranty Corp., 3.13%, 11/15/2056 (b)	510,000	334,293
Series H, National Public Finance Guaranty Corp., Zero Coupon, 11/15/2036	105,000	46,653
Series H, National Public Finance Guaranty Corp., Zero Coupon, 11/15/2040	420,000	142,759
Series H, National Public Finance Guaranty Corp., 0.01%, 11/15/2041	1,065,000	338,499
Houston, TX, Airport System Revenue:
4.00%, 7/15/2041	2,965,000	2,321,813
5.00%, 7/15/2027	2,500,000	2,509,918
Series A, 5.00%, 7/1/2027	3,860,000	3,875,498
Series A, 6.50%, 7/15/2030	300,000	301,386
Series B-1, 5.00%, 7/15/2035	3,000,000	2,808,366
Series C, 5.00%, 7/15/2027	1,500,000	1,506,213
Security Description	Principal Amount	Value
Series D, 5.00%, 7/1/2029	$115,000	$123,690
Series D, 5.00%, 7/1/2035	500,000	521,297
Love Field Airport Modernization Corp. 5.00%, 11/1/2028	3,000,000	3,001,817
Lower Colorado River Authority 5.00%, 5/15/2031	595,000	639,197
Lower Colorado, TX, River Authority Revenue:
5.00%, 5/15/2032	750,000	802,007
5.00%, 5/15/2037	550,000	578,017
5.00%, 5/15/2038	735,000	769,697
5.00%, 5/15/2039	805,000	808,956
Matagorda County, TX, Navigation District No. 1, Revenue Series A, Ambac Financial Group, 4.40%, 5/1/2030 (b)	495,000	486,349
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,600,000	1,328,000
Mission, TX, Economic Development Corp. Revenue:
4.63%, 10/1/2031 (c)	3,000,000	2,953,411
7.75%, 1/1/2045 (c)	923,652	18,473
Montgomery County Toll Road Authority 5.00%, 9/15/2048	2,000,000	1,862,730
New Hope, Cultural Education Facilities Corp. Revenue:
2.00%, 11/15/2061 (a)	1,226,134	593,398
5.00%, 11/15/2031	850,000	894,076
5.00%, 11/15/2036	1,100,000	1,157,040
5.00%, 1/1/2047	500,000	447,042
5.50%, 1/1/2049	1,000,000	813,679
7.50%, 11/15/2037	45,000	37,015
Series A, 5.00%, 7/1/2047	1,000,000	850,000
Series A, 5.38%, 11/15/2036	500,000	440,505
Series A, 5.50%, 7/1/2045	250,000	201,100
Series A, 5.50%, 7/1/2054	100,000	77,463
Series A-1, 5.25%, 1/1/2042	2,500,000	1,994,022
Series A-1, 5.50%, 1/1/2057	4,375,000	3,322,879
New York City, NY, Transportation Development Corp. Revenue Series A, 5.13%, 8/15/2047	1,375,000	1,164,181
North Fort Bend Water Authority Revenue Series A, 4.00%, 12/15/2038	880,000	847,839
North Fort Bend Water Authority System Revenue Series A, 4.00%, 12/15/2040	750,000	703,954
North Texas Tollway Authority Series A, 4.00%, 1/2/2038	600,000	552,025

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
North Texas Tollway Authority Revenue:
Assured Guaranty Corp., Zero Coupon, 1/1/2036	$510,000	$275,682
Assured Guaranty Corp., Zero Coupon, 1/1/2038	590,000	282,669
Assured Guaranty Corp., 0.01%, 1/1/2029	315,000	245,589
Assured Guaranty Corp., 4.00%, 1/1/2037	500,000	458,765
Assured Guaranty Corp., 4.00%, 1/1/2038	595,000	541,806
Series A, Assured Guaranty Corp., 3.00%, 1/1/2037	500,000	405,400
Series B, Assured Guaranty Corp., 4.00%, 1/1/2040	450,000	402,663
Series B, Assured Guaranty Corp., 4.00%, 1/1/2041	500,000	444,515
Series I, Assured Guaranty Corp., 6.20%, 1/1/2042	180,000	191,017
Port of Beaumont Navigation District Revenue:
3.00%, 1/1/2050 (c)	1,500,000	887,673
4.00%, 1/1/2050 (c)	3,275,000	2,388,166
Pottsboro, TX, Higher Education Finance Corp., Education Revenue Series A, 5.00%, 8/15/2036	300,000	279,495
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	10,000	10,048
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue:
Series A, 7.50%, 11/15/2034	1,000,000	1,082,736
Series A, 8.00%, 11/15/2049	385,000	420,334
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue Series A, 7.75%, 11/15/2044	1,250,000	1,359,740
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	205,000	211,077
5.50%, 8/1/2027	150,000	156,414
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	500,000	475,840
5.00%, 10/1/2044	200,000	189,537
5.25%, 11/15/2047	110,000	44,000
6.38%, 2/15/2041	450,000	292,500
6.75%, 11/15/2047	1,400,000	1,409,757
6.75%, 11/15/2052	300,000	301,500
Series A, 5.00%, 11/15/2037	445,000	450,910
Series B, 4.00%, 11/15/2025	235,000	94,000
Series B, 4.50%, 11/15/2036	190,000	76,000
Security Description	Principal Amount	Value
Series B, 5.00%, 11/15/2046	$200,000	$200,180
Texas Private Activity Bond Surface Transportation Corp. 4.00%, 6/30/2037	4,880,000	4,291,023
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	185,000	192,213
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
5.00%, 12/31/2040	780,000	754,818
5.00%, 12/31/2045	3,350,000	3,143,301
5.00%, 12/31/2055	490,000	443,531
5.00%, 6/30/2058	6,000,000	5,480,296
6.75%, 6/30/2043	2,520,000	2,571,580
7.00%, 12/31/2038	225,000	230,404
Series A, 5.00%, 12/31/2035	830,000	826,752
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	501,919
Series C, 5.00%, 8/15/2037	500,000	501,112
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	382,521
6.25%, 9/1/2040	370,000	352,016
6.38%, 9/1/2045	505,000	479,733
Woodloch Health Facilities Development Corp., TX, Revenue Series A1, 6.75%, 12/1/2051 (c)	2,000,000	1,205,000
		97,661,248
U. S. VIRGIN ISLANDS — 0.6%
Matching Fund Special Purpose Securitization Corp.:
Series A, 5.00%, 10/1/2030	1,565,000	1,597,646
Series A, 5.00%, 10/1/2039	6,050,000	6,057,515
Virgin Islands Public Finance Authority Revenue:
Series A, 5.00%, 7/1/2031	1,435,000	1,268,367
Series C, 5.00%, 10/1/2030 (c)	1,000,000	948,977
		9,872,505
UTAH — 0.5%
Box Elder County, UT, Solid Waste Disposal Revenue Series A, 8.00%, 12/1/2039 (c)	316,065	316,001
Military Installation Development Authority Revenue:
4.00%, 6/1/2041	1,600,000	1,219,432
Series A-1, 4.00%, 6/1/2052	1,000,000	703,114
Series A-2, 4.00%, 6/1/2052	2,500,000	1,729,603

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Salt Lake City Corp., Airport Revenue Series A, 5.00%, 7/1/2028	$150,000	$155,280
UIPA Crossroads Public Infrastructure District, Tax Allocation 4.38%, 6/1/2052 (c)	3,000,000	2,376,644
Utah Infrastructure Agency Series A, 5.00%, 10/15/2034	1,600,000	1,555,291
Utah Infrastructure Agency Revenue 4.00%, 10/15/2036	1,000,000	839,968
		8,895,333
VERMONT — 0.0%
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	860,810
VIRGINIA — 1.4%
Albemarle County Economic Development Authority 5.00%, 1/1/2042	1,500,000	1,506,381
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	70,000	68,373
Arlington County Industrial Development Authority Revenue 5.00%, 7/1/2031	500,000	521,440
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (c)	335,000	320,314
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	50,021
City of Hopewell VA Sewer System Revenue Series A, 5.00%, 7/15/2042	300,000	300,257
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	385,000	308,096
Farms New Kent Community Development Authority, Special Assessment Series B, Zero Coupon, 3/1/2036 (c)	2,250,000	822,724
Farmville Industrial Development Authority Revenue Series A, 5.00%, 1/1/2059	1,000,000	869,907
Henrico County, VA, Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	990,043
Security Description	Principal Amount	Value
Lexington, VA, Industrial Development Authority Revenue 4.00%, 1/1/2031	$10,000	$9,010
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (c)	975,000	928,995
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	755,000	759,109
Norfolk, VA, Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	250,000	242,458
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (c)	1,950,000	1,777,628
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.00%, 6/1/2029	175,000	181,455
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	4,435,000	4,108,651
Series C-1ST SUB, 0.01%, 6/1/2047	3,060,000	669,288
Virginia Small Business Financing Authority:
4.00%, 1/1/2031	2,365,000	2,259,767
5.00%, 12/31/2056	2,000,000	1,857,973
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (c)	875,000	875,598
Virginia State, Small Business Financing Authority Revenue:
4.00%, 12/1/2041	2,000,000	1,710,965
5.00%, 12/31/2047	1,140,000	1,113,200
5.00%, 12/31/2052	335,000	314,637
5.25%, 10/1/2029	1,000,000	1,036,193
Series C, 5.00%, 6/1/2047	1,000,000	945,763
		24,548,246
WASHINGTON — 1.5%
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	400,000	411,318
Pend Oreille County, WA, Public Utility District No. 1 Box Canyon Revenue 5.00%, 1/1/2044	215,000	209,773
Port of Seattle WA 4.00%, 8/1/2035	550,000	503,578
Port of Seattle, WA, Airport Authority Revenue Series C, 5.00%, 5/1/2031	130,000	134,672

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Port of Seattle, WA, Industrial Development Corp. Revenue 5.00%, 4/1/2030	$3,000,000	$2,908,890
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	200,000	183,969
Washington State Convention Center Public Facilities District Assured Guaranty Municipal Corp., 3.00%, 7/1/2058 (b)	1,020,000	630,328
Washington State Convention Center Public Facilities District Revenue:
3.00%, 7/1/2034	1,000,000	784,889
3.00%, 7/1/2048	1,000,000	603,639
3.00%, 7/1/2058	1,810,000	993,526
4.00%, 7/1/2032	2,695,000	2,457,684
4.00%, 7/1/2034	320,000	282,363
4.00%, 7/1/2048	1,010,000	761,882
4.00%, 7/1/2058	1,685,000	1,217,555
5.00%, 7/1/2058	170,000	151,349
Washington State Housing Finance Commission Series A, 4.00%, 1/1/2057 (c)	1,000,000	694,263
Washington State, Economic Development Finance Authority Revenue:
7.25%, 1/1/2032 (c)	100,000	60,000
7.50%, 1/1/2032 (c)	260,000	156,000
Series S, 7.50%, 1/1/2032 (c)	495,000	297,000
Series S, 12.00%, 1/1/2033 (c)	160,000	118,719
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	554,276
4.00%, 7/1/2042	200,000	175,753
5.00%, 9/1/2045	895,000	889,927
Washington State, Housing Finance Commission Revenue:
5.00%, 7/1/2046 (c)	1,520,000	1,257,043
5.00%, 1/1/2051 (c)	3,000,000	2,227,376
5.00%, 7/1/2051 (c)	1,250,000	1,008,669
5.00%, 1/1/2056 (c)	1,285,000	932,104
Series A, 5.00%, 1/1/2031 (c)	100,000	93,009
Series A, 5.00%, 1/1/2044 (c)	605,000	497,586
Series A, 5.00%, 1/1/2046 (c)	1,000,000	814,125
Series A, 5.00%, 1/1/2051 (c)	820,000	650,269
Series A, 5.00%, 7/1/2051 (c)	1,000,000	773,922
Series A, 5.00%, 1/1/2055 (c)	2,200,000	1,703,525
Series A, 7.00%, 7/1/2045 (c)	1,345,000	1,464,038
Series A, 7.00%, 7/1/2050 (c)	500,000	544,252
		27,147,271
Security Description	Principal Amount	Value
WEST VIRGINIA — 0.2%
Glenville, State College Revenue 5.25%, 6/1/2047	$750,000	$618,796
Monongalia County, WV, Building Commission Special District Revenue 4.00%, 7/1/2035	390,000	336,608
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (c)	225,000	225,165
Ohio County Development Authority Revenue 5.00%, 9/1/2048	1,000,000	701,347
West Virginia Economic Development Authority Revenue 5.00%, 7/1/2045 (a)	2,250,000	2,231,106
West Virginia State, Commissioner of Highways Revenue Series A-, 5.00%, 9/1/2029	120,000	128,133
		4,241,155
WISCONSIN — 2.9%
Mount Pleasant, WI, Tax Allocation Series A, 5.00%, 4/1/2048	650,000	666,943
Public Finance Authority:
4.00%, 6/1/2035	500,000	462,585
4.00%, 12/1/2051	1,000,000	745,190
5.00%, 4/1/2034	1,475,000	1,414,230
5.00%, 4/1/2035	1,550,000	1,471,209
Public Finance Authority Revenue:
4.00%, 8/1/2035	940,000	774,883
4.00%, 7/1/2041	2,595,000	1,885,362
4.25%, 7/1/2054	3,000,000	2,019,765
4.50%, 6/1/2056 (c)	2,750,000	1,873,985
5.00%, 9/1/2030 (c)	400,000	380,153
5.00%, 3/1/2037 (c)	625,000	568,614
5.00%, 9/1/2039 (c)	770,000	644,861
5.00%, 1/1/2042 (c)	100,000	87,121
5.00%, 12/1/2055 (c)	2,000,000	1,708,434
5.00%, 1/1/2056 (c)	265,000	214,146
5.00%, 2/1/2062	2,000,000	1,717,683
5.25%, 3/1/2035 (c)	750,000	744,042
5.25%, 5/15/2052 (c)	1,300,000	1,102,473
5.63%, 2/1/2046 (c)	1,665,000	1,483,055
5.88%, 4/1/2045	530,000	531,390
5.88%, 6/15/2047 (c)	800,000	692,324
6.00%, 2/1/2062 (c)	2,000,000	1,802,993
6.75%, 12/1/2042 (c)	2,000,000	1,679,943
7.00%, 12/1/2050 (c)	3,000,000	2,518,145
Series A, 5.00%, 11/15/2024 (c)	325,000	330,707

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2034 (c)	$1,355,000	$1,275,647
Series A, 5.00%, 6/15/2037 (c)	425,000	388,888
Series A, 5.00%, 6/15/2046 (c)	1,000,000	741,538
Series A, 5.00%, 6/15/2049 (c)	310,000	260,313
Series A, 5.13%, 6/1/2048 (c)	350,000	318,633
Series A, 5.25%, 3/1/2045 (c)	1,000,000	887,929
Series A, 5.25%, 3/1/2055 (c)	1,810,000	1,553,045
Series A, 5.35%, 12/1/2045	1,000,000	991,838
Series A, 5.38%, 7/15/2047 (c)	500,000	486,936
Series A, 6.00%, 7/15/2042	250,000	250,083
Series A, 6.50%, 9/1/2048	480,000	342,063
Series A, 6.75%, 8/1/2031 (c)	980,000	757,562
Series A-, 5.51%, 6/1/2037 (a)	1,000,000	1,053,910
Series A1, 6.25%, 1/1/2038 (c)	500,000	307,500
Series A1, 6.38%, 1/1/2048 (c)	925,000	568,875
Series B, Zero Coupon, 1/1/2060 (c)	4,000,000	207,880
Series B, Zero Coupon, 1/1/2067 (c)	920,000	6,047
Series B, 3.75%, 7/1/2051 (a) (c)	2,075,993	977,004
Series S, 6.25%, 10/1/2031 (c)	200,000	174,492
Wisconsin Health & Educational Facilities Authority:
4.00%, 1/1/2057	1,000,000	706,201
4.25%, 7/1/2033	1,250,000	989,293
5.00%, 11/15/2025	795,000	818,972
Wisconsin Health & Educational Facilities Authority Revenue:
2.83%, 11/1/2028	130,000	114,338
3.13%, 12/15/2049	850,000	566,581
4.00%, 1/1/2047	600,000	451,411
5.00%, 11/15/2026	565,000	580,328
5.00%, 8/1/2032	50,000	44,545
5.00%, 8/1/2037	150,000	125,261
5.00%, 8/1/2039	1,100,000	899,424
5.00%, 11/1/2039	1,000,000	876,551
5.00%, 11/1/2046	1,250,000	1,031,199
5.00%, 7/1/2048	790,000	583,213
5.00%, 7/1/2053	1,000,000	713,993
5.50%, 5/1/2034	350,000	313,301
3.50%, 7/1/2040	100,000	79,570
4.00%, 7/1/2046	335,000	276,708
Security Description	Principal Amount	Value
Series A, 4.00%, 7/1/2048	$425,000	$338,236
Series A, 4.13%, 7/1/2053	595,000	467,656
Series A, 5.00%, 7/1/2038	500,000	498,882
Series A, 5.00%, 9/15/2050	500,000	507,782
Series A, 5.25%, 8/1/2048	100,000	80,022
Series B, 5.00%, 2/15/2042	150,000	147,808
		50,281,694
TOTAL MUNICIPAL BONDS & NOTES (Cost $1,967,857,852)		1,693,040,738
	Shares
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (e) (f)	313	313
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98%	27,594,374	27,594,374
TOTAL SHORT-TERM INVESTMENTS (Cost $27,594,687)		27,594,687
TOTAL INVESTMENTS — 98.1% (Cost $1,995,452,539)		1,720,635,425
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		32,518,284
NET ASSETS — 100.0%		$1,753,153,709
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.2% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2022.

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$1,693,040,738	$0(a)	$1,693,040,738
Short-Term Investments	27,594,687	—	—	27,594,687
TOTAL INVESTMENTS	$27,594,687	$1,693,040,738	$0	$1,720,635,425
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2022.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	42,433,417	$42,433,417	$263,870,859	$278,709,589	$—	$—	27,594,687	$27,594,687	$110,384
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.1%
ALABAMA — 0.5%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series B, 5.00%, 9/1/2023	$4,750,000	$4,829,434
Series B, 5.00%, 9/1/2024	3,560,000	3,680,733
Series B, 5.00%, 9/1/2026	3,375,000	3,596,477
Alabama, Public School and College Authority Revenue:
Series A, 5.00%, 11/1/2025	670,000	704,333
Series A, 5.00%, 11/1/2026	4,915,000	5,240,265
Jefferson, AL Revenue 5.00%, 9/15/2025	1,100,000	1,149,482
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2024	2,750,000	2,821,144
Jefferson, AL, Revenue 5.00%, 9/15/2023	1,150,000	1,169,256
University of Alabama Revenue 5.00%, 7/1/2024	725,000	747,674
		23,938,798
ALASKA — 0.1%
Alaska Municipal Bond Bank Authority Revenue 5.00%, 12/1/2027	1,945,000	2,070,500
ARIZONA — 1.2%
Arizona State Transportation Board Revenue 5.00%, 7/1/2025	1,000,000	1,046,059
Arizona, Phoenix Civic Improvement Corp., Lease Revenue Series B, 5.00%, 7/1/2023	4,500,000	4,562,039
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2023	210,000	210,991
5.00%, 1/1/2024	6,275,000	6,415,622
5.00%, 1/1/2025	4,670,000	4,853,262
5.00%, 1/1/2026	2,010,000	2,121,236
Series A, 5.00%, 1/1/2026	8,350,000	8,812,102
Arizona, State Certificate Participation Series A, 5.00%, 10/1/2023	760,000	773,818
Arizona, State Transportation Board, Sales Tax Revenue 5.00%, 7/1/2023	3,960,000	4,014,595
Gilbert Water Resource Municipal Property Corp.:
5.00%, 7/15/2026	4,750,000	5,052,408
5.00%, 7/15/2027	4,500,000	4,853,741
Maricopa County Unified School District No 4 Mesa Series E, 5.00%, 7/1/2027	1,250,000	1,345,271
Security Description	Principal Amount	Value
Maricopa County, AZ, Certificate Participation Series A, 5.00%, 7/1/2023	$1,725,000	$1,747,891
Maricopa County, AZ, Special Health Care District, General Obligation:
5.00%, 7/1/2023	1,500,000	1,519,021
Series D, 5.00%, 7/1/2026	3,200,000	3,383,300
State of Arizona Lottery Revenue 5.00%, 7/1/2026	5,000,000	5,297,242
		56,008,598
CALIFORNIA — 19.4%
Anaheim Housing & Public Improvements Authority Revenue Series A, 5.00%, 10/1/2026	500,000	534,808
Bay Area Toll Authority Revenue 2.85%, 4/1/2047 (a)	490,000	477,160
California Infrastructure & Economic Development Bank Revenue:
5.00%, 6/1/2026	4,500,000	4,798,960
Series 2016, 5.00%, 10/1/2023	500,000	509,287
Series B-2, 3.00%, 10/1/2047 (a)	5,600,000	5,531,234
California Municipal Finance Authority Revenue Series A, 5.00%, 10/1/2022	245,000	245,000
California State Public Works Board Revenue:
5.00%, 11/1/2024	9,090,000	9,423,631
5.00%, 9/1/2026	1,475,000	1,572,353
Series A, 5.00%, 2/1/2026	25,020,000	26,445,462
Series B, 5.00%, 5/1/2024	1,200,000	1,234,710
Series B, 5.00%, 10/1/2024	905,000	937,678
Series B, 5.00%, 5/1/2025	1,475,000	1,541,346
Series B, 5.00%, 5/1/2026	2,100,000	2,227,870
Series C, 5.00%, 11/1/2022	2,410,000	2,413,849
Series C, 5.00%, 11/1/2023	5,240,000	5,345,113
Series C, 5.00%, 11/1/2024	7,290,000	7,557,566
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (a)	3,500,000	3,399,124
Series A, 2.63%, 4/1/2045 (a)	425,000	406,635
California, East Bay Municipal Utility District, Water System Revenue Series A, 4.00%, 6/1/2023	125,000	125,778
California, State Department of Water Resources Center Valley Project Revenue:
5.00%, 12/1/2022	600,000	602,001
5.00%, 12/1/2025	800,000	847,184
5.00%, 12/1/2026	670,000	720,817

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series BA, 5.00%, 12/1/2022	$575,000	$576,918
Series BB, 5.00%, 12/1/2023	2,330,000	2,382,868
Series BB, 5.00%, 12/1/2024	12,730,000	13,255,351
Series BB, 5.00%, 12/1/2025	8,165,000	8,646,573
California, State Department of Water Resources Power Supply Revenue Series BA, 5.00%, 12/1/2023	750,000	767,018
California, State General Obligation:
3.00%, 3/1/2026	9,495,000	9,421,161
4.00%, 10/1/2023	10,000,000	10,090,889
4.00%, 11/1/2023	3,655,000	3,690,796
4.00%, 4/1/2024	10,000,000	10,133,221
4.00%, 10/1/2024	37,530,000	38,110,188
4.00%, 10/1/2025	8,750,000	8,959,562
4.00%, 3/1/2026	5,000,000	5,125,814
5.00%, 8/1/2023	3,850,000	3,910,755
5.00%, 9/1/2023	325,000	330,617
5.00%, 10/1/2023	10,000,000	10,187,830
5.00%, 11/1/2023	500,000	510,142
5.00%, 4/1/2024	16,050,000	16,496,065
5.00%, 8/1/2024	20,120,000	20,795,791
5.00%, 9/1/2024	510,000	527,871
5.00%, 10/1/2024	5,500,000	5,700,732
5.00%, 11/1/2024	3,000,000	3,113,171
5.00%, 12/1/2024	1,100,000	1,143,056
5.00%, 4/1/2025	6,700,000	7,000,559
5.00%, 8/1/2025	810,000	850,825
5.00%, 10/1/2025	3,600,000	3,791,507
5.00%, 11/1/2025	29,970,000	31,604,663
5.00%, 12/1/2025	13,000,000	13,726,553
5.00%, 4/1/2026	1,095,000	1,162,144
5.00%, 8/1/2026	8,040,000	8,575,252
5.00%, 10/1/2026	43,770,000	46,800,118
5.00%, 12/1/2026	17,500,000	18,756,572
California, State University Revenue:
Series A, 5.00%, 11/1/2023	2,450,000	2,498,374
Series B-2-REMK, 0.55%, 11/1/2049 (a)	4,000,000	3,364,055
Chabot-Las Positas Community College District, General Obligation Series B, 5.00%, 8/1/2024	5,960,000	6,163,399
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	34,030,000	34,781,682
City of Long Beach CA Harbor Revenue:
5.00%, 5/15/2025	7,700,000	8,053,130
5.00%, 5/15/2026	1,445,000	1,533,334
City of Los Angeles CA Wastewater System Revenue Series B, 5.00%, 6/1/2027	2,695,000	2,916,600
Security Description	Principal Amount	Value
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023	$2,400,000	$2,439,703
East Side Union High School District, General Obligation:
Series C, 2.00%, 8/1/2025	10,000,000	9,497,858
Series C, 3.00%, 8/1/2023	1,000,000	999,186
Grossmont-Cuyamaca, CA, Community College District General Obligation 5.00%, 8/1/2023	1,750,000	1,775,862
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue:
5.00%, 6/1/2025	6,900,000	7,230,404
Series A, 5.00%, 6/1/2023	735,000	744,418
Series A, 5.00%, 7/1/2023	3,675,000	3,727,835
Series A, 5.00%, 7/1/2025	4,080,000	4,282,154
Series A, 5.00%, 6/1/2026	4,500,000	4,790,933
Series A, 5.00%, 7/1/2026	4,280,000	4,563,964
Los Angeles Department of Water & Power Series C, 5.00%, 7/1/2027	1,080,000	1,167,741
Los Angeles, CA, Community College District, General Obligation Series I, 3.00%, 8/1/2023	250,000	250,023
Los Angeles, CA, Department of Airports Revenue:
Series B, 5.00%, 5/15/2026	2,385,000	2,530,796
Series C, 5.00%, 5/15/2024	600,000	617,277
Los Angeles, CA, Department of Water & Power System Revenue:
5.00%, 7/1/2026	9,570,000	10,191,683
Series B, 5.00%, 7/1/2024	18,400,000	19,003,936
Series B, 5.00%, 7/1/2026	1,440,000	1,532,511
Series C, 5.00%, 7/1/2025	3,715,000	3,898,070
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
5.00%, 6/1/2024	7,245,000	7,467,306
Series A, 5.00%, 6/1/2023	660,000	668,500
Los Angeles, CA, Municipal Improvement Corp. Revenue Series A, 5.00%, 11/1/2024	7,210,000	7,408,463
Los Angeles, CA, Unified School District, General Obligation:
5.00%, 7/1/2024	9,840,000	10,161,280
5.00%, 7/1/2025	6,480,000	6,801,068
5.00%, 7/1/2026	2,820,000	3,006,070
Series A, 5.00%, 7/1/2023	250,000	253,631
Series A, 5.00%, 7/1/2024	19,225,000	19,852,703
Series A, 5.00%, 7/1/2025	9,015,000	9,461,670
Series A, 5.00%, 7/1/2026	25,590,000	27,278,487

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Los Rios, CL, Community College District, General Obligation 3.00%, 8/1/2024	$1,000,000	$991,465
Marin Community College District, General Obligation Series B, 4.00%, 8/1/2040	500,000	517,277
Metropolitan Water District of Southern California:
Series A, 5.00%, 10/1/2027	1,250,000	1,360,572
Series B, 3.00%, 7/1/2026	4,000,000	3,976,533
Series B, 3.00%, 7/1/2027	6,735,000	6,681,432
Metropolitan Water District of Southern California Revenue:
Series A, 2.50%, 7/1/2025	1,250,000	1,216,153
Series A, 5.00%, 7/1/2024	2,245,000	2,317,528
Series B, 4.00%, 10/1/2023	4,785,000	4,831,705
Series B, 4.00%, 10/1/2024	3,000,000	3,056,062
Series B, 4.00%, 10/1/2025	1,465,000	1,501,821
Series B, 5.00%, 8/1/2024	555,000	572,904
Series C, 5.00%, 7/1/2024	2,000,000	2,066,678
Municipal Improvement Corp. of Los Angeles, Revenue:
5.00%, 11/1/2025	1,955,000	2,059,283
5.00%, 11/1/2026	9,470,000	10,122,829
Series A, 5.00%, 11/1/2024	650,000	673,990
Orange County Transportation Authority Revenue 5.00%, 10/15/2024	75,230,000	78,086,423
Orange County, FL, Tourist Development Tax Revenue 5.00%, 2/15/2024	6,300,000	6,465,587
Orange County, FL, Water District Certificate Participation Series A, 2.00%, 8/15/2023	18,000,000	17,771,521
Riverside County Transportation Commission Revenue:
Series B, 5.00%, 6/1/2025	1,000,000	1,048,667
Series B, 5.00%, 6/1/2026	6,545,000	6,972,813
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2025	2,390,000	2,518,418
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series A, 5.00%, 8/15/2049 (a)	7,500,000	7,567,366
Series E, 5.00%, 8/15/2024	3,610,000	3,738,346
Series E, 5.00%, 8/15/2025	785,000	826,838
Series F, 5.00%, 8/15/2025	3,125,000	3,291,553
San Diego County Water Authority Revenue Series A-REV, 5.00%, 5/1/2026	2,250,000	2,395,622
Security Description	Principal Amount	Value
San Francisco Unified School District 5.00%, 6/15/2027	$5,000,000	$5,386,953
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C-1, 5.00%, 8/1/2024	1,580,000	1,633,067
Series C-1, 5.00%, 8/1/2025	1,695,000	1,784,186
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	1,000,000	1,018,968
Series C, 2.13%, 10/1/2048 (a)	15,000,000	14,810,218
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series C, 5.00%, 11/1/2047	3,325,000	3,450,432
San Francisco, Unified School District, General Obligation:
4.00%, 6/15/2024	3,605,000	3,660,710
4.00%, 6/15/2025	10,740,000	10,967,002
Series B, 4.00%, 6/15/2024	2,445,000	2,482,784
San Juan, Unified School District, General Obligation:
3.00%, 8/1/2024	7,045,000	6,994,048
3.00%, 8/1/2025	2,500,000	2,474,250
San Mateo Foster City Public Financing Authority Revenue Series B, 5.00%, 8/1/2025	4,905,000	5,159,007
San Mateo Union High School District, General Obligation Series A, 4.00%, 9/1/2023	525,000	529,304
Southern California, Metropolitan Water District Revenue Series B, 4.00%, 8/1/2023	255,000	256,781
Southern California, State Public Power Authority Revenue:
5.00%, 4/1/2024	5,750,000	5,881,109
5.00%, 7/1/2025	2,400,000	2,522,143
5.00%, 7/1/2026	750,000	800,854
Series A, 5.00%, 6/1/2025	2,220,000	2,330,941
State of California 4.00%, 10/1/2024	500,000	507,730
State of California, General Obligation:
5.00%, 9/1/2024	10,000,000	10,350,409
5.00%, 9/1/2026	6,150,000	6,567,574
5.00%, 11/1/2026	3,050,000	3,265,076
5.00%, 10/1/2027	10,000,000	10,826,813
5.00%, 11/1/2027	1,490,000	1,614,994
University of California Series AY, 5.00%, 5/15/2025	1,145,000	1,201,919
University of California, Revenue Series BE, 5.00%, 5/15/2024	1,500,000	1,544,627
		894,607,539

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
COLORADO — 1.4%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation 5.00%, 12/1/2027	$1,500,000	$1,626,902
Boulder Valley School District No Re-2 Boulder, General Obligation Series B, 3.00%, 12/1/2022	500,000	500,027
City of Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2026	2,550,000	2,725,246
Colorado Springs, CO, Utilities System Revenue:
Series A, 5.00%, 11/15/2024	2,000,000	2,074,273
Series A, 5.00%, 11/15/2025	1,050,000	1,106,012
Series A-1, 5.00%, 11/15/2023	2,000,000	2,040,837
County of Denver, CO, General Obligation:
Series B, 5.00%, 8/1/2023	8,825,000	8,958,310
Series B, 5.00%, 8/1/2026	5,000,000	5,331,009
Denver, CO, City & County School District No. 1, General Obligation 5.00%, 12/1/2023	5,150,000	5,259,163
Douglas County School District No Re-1 Douglas & Elbert Counties, General Obligation 5.00%, 12/15/2027	5,000,000	5,435,796
Douglas County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2023	5,250,000	5,366,721
Pueblo, CO, City Schools District No. 60, General Obligation:
5.00%, 12/15/2023	3,215,000	3,286,478
5.00%, 12/15/2024	3,900,000	4,050,182
5.00%, 12/15/2025	4,225,000	4,455,877
5.00%, 12/15/2026	4,650,000	4,975,350
State of Colorado Series A, 5.00%, 12/15/2027	1,750,000	1,885,132
State of Colorado Certificate Participation:
Series A, 5.00%, 12/15/2024	750,000	776,458
Series A, 5.00%, 12/15/2025	3,250,000	3,412,445
University of Colorado, Revenue Series A-2, 5.00%, 6/1/2026	3,105,000	3,291,395
		66,557,613
CONNECTICUT — 3.7%
Connecticut State Health & Educational Facilities Authority, Revenue Series 2010-A, 0.25%, 7/1/2049 (a)	5,800,000	5,506,907
Security Description	Principal Amount	Value
Connecticut, State Health & Educational Facility Authority Revenue:
1.10%, 7/1/2033 (a)	$4,815,000	$4,513,373
1.10%, 7/1/2049 (a)	10,000,000	9,373,567
Series 2015-A-REMK 0, 0.38%, 7/1/2035 (a)	12,000,000	11,233,786
Series A, 5.00%, 7/1/2025	1,860,000	1,953,159
Series S-RE, 5.00%, 7/1/2027	6,000,000	6,492,950
State of Connecticut:
Series D, 5.00%, 9/15/2026	1,500,000	1,589,614
Series D, 5.00%, 9/15/2027	3,680,000	3,948,702
State of Connecticut Clean Water Fund - State Revolving Fund Revenue:
Series A, 5.00%, 2/1/2025	1,345,000	1,401,171
Series B, 5.00%, 6/1/2024	3,645,000	3,757,441
State of Connecticut, General Obligation:
4.00%, 1/15/2027	7,595,000	7,748,932
5.00%, 4/15/2023	1,000,000	1,010,250
Series 2021 A, 3.00%, 1/15/2026	5,000,000	4,890,138
Series 2021 A, 4.00%, 1/15/2026	6,650,000	6,770,926
Series A, 3.00%, 4/15/2024	500,000	498,020
Series A, 5.00%, 4/15/2026	6,500,000	6,851,367
Series B, 3.00%, 6/1/2025	1,750,000	1,722,040
Series B, 4.00%, 6/1/2026	7,445,000	7,590,643
Series B, 5.00%, 4/15/2023	1,000,000	1,010,250
Series B, 5.00%, 2/15/2025	4,805,000	4,987,703
Series B, 5.00%, 4/15/2025	505,000	525,480
Series B, 5.00%, 2/15/2026	12,000,000	12,620,506
Series B, 5.00%, 4/15/2026	4,545,000	4,790,687
Series B, 5.00%, 2/15/2027	2,000,000	2,130,668
Series C, 4.00%, 6/1/2026	1,075,000	1,096,030
Series D, 5.00%, 7/15/2024	1,500,000	1,546,583
Series D, 5.00%, 7/15/2025	3,500,000	3,654,791
Series D, 5.00%, 7/15/2026	15,945,000	16,861,058
Series F, 5.00%, 9/15/2024	1,815,000	1,876,354
Series F, 5.00%, 9/15/2025	6,065,000	6,348,235
Series F, 5.00%, 9/15/2026	1,405,000	1,488,939
State of Connecticut, Special Tax Revenue:
4.00%, 5/1/2024	2,000,000	2,026,116
5.00%, 1/1/2024	655,000	669,759
5.00%, 1/1/2025	815,000	844,833
5.00%, 5/1/2025	750,000	781,281
5.00%, 10/1/2025	935,000	979,830
5.00%, 5/1/2026	1,230,000	1,298,503
5.00%, 11/1/2026	2,525,000	2,683,175
5.00%, 11/1/2027	2,045,000	2,197,701
Series A, 5.00%, 5/1/2025	2,105,000	2,192,795
Series C, 5.00%, 1/1/2024	1,720,000	1,758,756
Series C, 5.00%, 1/1/2026	500,000	525,465

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Town of Greenwich CT, General Obligation 5.00%, 1/15/2027	$5,130,000	$5,516,609
University of Connecticut Series A, 5.00%, 2/15/2026	2,670,000	2,812,410
		170,077,503
DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 2/1/2024	6,935,000	7,106,801
5.00%, 3/1/2024	880,000	903,124
5.00%, 2/1/2025	2,780,000	2,896,101
5.00%, 2/1/2026	7,425,000	7,857,650
Series A, 5.00%, 10/1/2024	3,500,000	3,627,751
Series A, 5.00%, 1/1/2025	3,265,000	3,396,723
New Castle, DE, General Obligation 5.00%, 10/1/2023	250,000	254,693
State of Delaware, General Obligation 5.00%, 2/1/2028	1,500,000	1,632,060
University of Delaware 5.00%, 11/1/2025	555,000	583,939
		28,258,842
DISTRICT OF COLUMBIA — 1.7%
District of Columbia:
Series C, 5.00%, 12/1/2026	3,845,000	4,111,796
Series C, 5.00%, 12/1/2027	7,250,000	7,859,770
Series E, 5.00%, 2/1/2025	525,000	546,446
District of Columbia, General Obligation:
4.00%, 2/1/2026	2,200,000	2,257,161
4.00%, 2/1/2027	1,350,000	1,392,941
Series A, 5.00%, 10/15/2026	5,000,000	5,339,389
Series B, 5.00%, 6/1/2026	1,695,000	1,800,362
Series D, 5.00%, 6/1/2023	3,325,000	3,366,080
Series D, 5.00%, 6/1/2024	505,000	519,917
Series D, 5.00%, 6/1/2026	7,495,000	7,960,893
District of Columbia, Revenue:
Series A, 5.00%, 3/1/2023	505,000	509,090
Series A, 5.00%, 3/1/2024	1,780,000	1,826,278
Series A, 5.00%, 3/1/2025	6,040,000	6,293,710
Series A, 5.00%, 3/1/2026	9,340,000	9,881,362
Series C, 5.00%, 10/1/2026	5,000,000	5,334,532
District of Columbia, Water & Sewer Authority Revenue Series C, VRN, 1.75%, 10/1/2054 (a)	8,250,000	8,004,519
Washington Metropolitan Area Transit Authority, Revenue:
Series A, 5.00%, 7/15/2024	2,000,000	2,061,409
Series A, 5.00%, 7/15/2025	2,635,000	2,755,105
Security Description	Principal Amount	Value
Washington, Metropolitan Airports Authority Revenue:
Series B, 5.00%, 10/1/2023	$3,000,000	$3,051,304
Series B, 5.00%, 10/1/2024	2,000,000	2,067,517
Washington, Metropolitan Area Transit Authority Revenue Series A-1, 5.00%, 7/1/2025	500,000	521,026
		77,460,607
FLORIDA — 2.8%
Alachua County School Board Assured Guaranty Municipal Corp., 5.00%, 7/1/2026 (b) (c)	325,000	341,164
Central Florida Expressway Authority Revenue Assured Guaranty Municipal Corp., 5.00%, 7/1/2026 (b) (c)	500,000	530,811
City of Lakeland, FL, Department of Electric Utilities Revenue 5.00%, 10/1/2024	1,250,000	1,293,910
Florida Department of Environmental Protection Series A, 5.00%, 7/1/2027	1,030,000	1,107,566
Florida Department of Management Services Certificate Participation Series A, 5.00%, 11/1/2025	2,000,000	2,102,486
Florida Department of Management Services Revenue Series A, 5.00%, 9/1/2023	560,000	569,466
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2024	12,375,000	12,750,661
Series A, 5.00%, 6/1/2025	9,745,000	10,198,940
Series B, 5.00%, 6/1/2024	1,065,000	1,097,330
Series B, 5.00%, 6/1/2026	4,380,000	4,653,820
Series C, 5.00%, 6/1/2024	3,940,000	4,059,605
Series D, 5.00%, 6/1/2024	4,880,000	5,028,140
Series E, 5.00%, 6/1/2025	3,030,000	3,171,143
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	1,310,000	1,327,867
Series A, 5.00%, 7/1/2024	1,450,000	1,494,352
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2025	2,130,000	2,233,669
Florida, State Department of Transportation Turnpike System Revenue Series B, 5.00%, 7/1/2025	2,775,000	2,887,998

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Jacksonville, FL, Special Revenue:
Series A, 5.00%, 10/1/2023	$7,250,000	$7,376,831
Series A, 5.00%, 10/1/2024	5,750,000	5,945,235
JEA Water & Sewer System Revenue Series A, 5.00%, 10/1/2025	2,070,000	2,172,261
JEA,FL, Water & Sewer System Revenue Series A, 5.00%, 10/1/2024	500,000	516,684
Lee County School Board/The Series A, Class A, 5.00%, 8/1/2026	620,000	652,129
Miami-Dade County, FL, Revenue Series B, 5.00%, 4/1/2024	500,000	513,009
Okaloosa County School Board Certificate Participation Series A, 5.00%, 10/1/2026	1,750,000	1,842,261
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2023	500,000	509,041
Series A, 5.00%, 10/1/2026	700,000	743,327
Palm Beach County, FL, School Board Series B, 5.00%, 8/1/2027	1,800,000	1,915,331
Palm Beach County, School District Certificate Participation:
5.00%, 8/1/2025	785,000	816,146
Series A, 5.00%, 8/1/2023	4,045,000	4,096,509
Polk, County School District, Revenue 5.00%, 10/1/2024	1,250,000	1,294,645
State of Florida Series B, 5.00%, 6/1/2027	12,170,000	13,115,901
State of Florida Department of Transportation 5.00%, 7/1/2027	1,800,000	1,938,011
State of Florida, General Obligation:
5.00%, 7/1/2023	620,000	628,731
5.00%, 7/1/2026	3,900,000	4,151,652
Series A, 5.00%, 7/1/2027	10,135,000	10,935,204
Series A, 5.00%, 6/1/2028	5,000,000	5,461,750
Series B, 5.00%, 6/1/2025	2,600,000	2,721,113
Volusia County, FL, School Board Corporation Certificate Participation Series B, COPs, 5.00%, 8/1/2024	5,500,000	5,656,097
		127,850,796
GEORGIA — 2.2%
Athens-Clarke County Unified Government, General Obligation 5.00%, 12/1/2026	9,395,000	10,046,898
Security Description	Principal Amount	Value
City of Atlanta GA Department of Aviation Revenue Series A, 5.00%, 7/1/2026	$5,735,000	$6,055,238
City of Atlanta GA Water & Wastewater Revenue Series A, 5.00%, 11/1/2024	695,000	720,792
City of Atlanta, GA, Airport & Marina Revenue Series F-SUB, 5.00%, 7/1/2024	5,320,000	5,480,902
Georgia Ports Authority:
5.00%, 7/1/2026	1,875,000	1,995,305
5.00%, 7/1/2027	860,000	927,115
Georgia, State General Obligation:
5.00%, 2/1/2024	1,400,000	1,434,315
Series A, 5.00%, 7/1/2023	600,000	608,582
Series A, 5.00%, 8/1/2025	5,500,000	5,777,204
Series A, 5.00%, 2/1/2026	4,280,000	4,530,782
Series A, 5.00%, 7/1/2026	4,500,000	4,793,643
Series A, 5.00%, 8/1/2026	2,500,000	2,666,434
Series A-1, 5.00%, 2/1/2023	1,225,000	1,233,033
Series A-BIDDING GROUP 1, 5.00%, 7/1/2026	12,500,000	13,315,675
Series C, 5.00%, 7/1/2025	3,000,000	3,147,030
Series E, 5.00%, 12/1/2026	750,000	803,853
Series F, 5.00%, 1/1/2026	500,000	528,619
Gwinnett County School District, General Obligation 5.00%, 8/1/2026	885,000	943,260
Gwinnett County, Water & Sewerage Authority Revenue 5.00%, 8/1/2023	525,000	533,189
Henry County School District, General Obligation:
4.00%, 8/1/2025	1,105,000	1,129,240
4.00%, 8/1/2026	2,500,000	2,569,731
Private Colleges & Universities Authority Revenue Series A, 5.00%, 9/1/2025	2,000,000	2,099,044
Private Colleges & Universities Authority, Revenue Series B, 5.00%, 9/1/2025	8,000,000	8,396,176
Richmond County, Board of Education, General Obligation 5.00%, 10/1/2022	525,000	525,000
State of Georgia Series C-GRP 4, 4.00%, 7/1/2027	20,000,000	20,723,502
		100,984,562
HAWAII — 1.0%
City & County of Honolulu, HI, General Obligation:
5.00%, 9/1/2023	1,190,000	1,204,766
5.00%, 3/1/2026	650,000	685,738
Series B, 5.00%, 3/1/2025	13,780,000	14,349,071

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 8/1/2025	$4,825,000	$5,056,185
Series D, 5.00%, 9/1/2025	510,000	535,112
Series E, 5.00%, 9/1/2024 (a)	10,000,000	10,115,692
Hawaii, State General Obligation:
Series EZ, 5.00%, 10/1/2022	150,000	150,000
Series FE, 5.00%, 10/1/2022	120,000	120,000
Series FG, 5.00%, 10/1/2024	575,000	595,199
Series FK, 5.00%, 5/1/2025	1,005,000	1,048,180
Series FN-REF, 5.00%, 10/1/2024	500,000	517,564
Series FW, 5.00%, 1/1/2024	1,200,000	1,226,892
Honolulu, HI, City & County, General Obligation:
Series A, 5.00%, 11/1/2026	1,500,000	1,596,908
Series A, 5.00%, 11/1/2027	5,360,000	5,780,978
State of Hawaii 5.00%, 1/1/2026	1,775,000	1,867,634
		44,849,919
ILLINOIS — 1.5%
Illinois State Toll Highway Authority Revenue:
5.00%, 1/1/2026	1,980,000	2,080,842
Series A, 5.00%, 1/1/2026	2,100,000	2,206,954
Series B, 5.00%, 1/1/2026	1,845,000	1,938,966
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	575,000	575,995
4.00%, 7/1/2026	2,100,000	2,133,328
5.00%, 1/1/2023	500,000	502,054
5.00%, 1/1/2024	7,995,000	8,160,424
5.00%, 1/1/2025	2,895,000	3,000,335
5.00%, 7/1/2025	10,250,000	10,700,173
5.00%, 1/1/2026	8,460,000	8,893,530
5.00%, 7/1/2026	4,455,000	4,715,012
5.00%, 7/1/2027	4,400,000	4,717,357
Series A, 5.00%, 10/1/2025	5,500,000	5,773,311
Illinois, State Toll Highway Authority Revenue Series A, 5.00%, 1/1/2024	2,000,000	2,041,873
McHenry County, IL, Conservation District, General Obligation 5.00%, 2/1/2023	250,000	251,354
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Series C, 5.00%, 12/1/2024	3,075,000	3,184,932
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2027	5,000,000	5,221,863
Regional Transportation Authority Revenue:
Series A, 5.00%, 7/1/2023	2,900,000	2,934,641
Series A, 5.00%, 7/1/2025	1,500,000	1,564,277
		70,597,221
Security Description	Principal Amount	Value
INDIANA — 0.6%
City of Indianapolis Department of Public Utilities Water System Revenue Series A, 5.00%, 10/1/2026	$2,690,000	$2,863,749
Indiana Finance Authority:
5.00%, 2/1/2027	1,925,000	2,056,158
Series A, 5.00%, 2/1/2027	2,810,000	3,001,456
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2023	500,000	503,246
5.00%, 2/1/2024	1,500,000	1,535,782
5.00%, 10/1/2024	500,000	517,075
5.00%, 2/1/2025	6,785,000	7,069,912
5.00%, 10/1/2025	1,680,000	1,761,039
Series A, 5.00%, 12/1/2022	125,000	125,362
Series A, 5.00%, 6/1/2024	545,000	560,742
Series A, 5.00%, 6/1/2025	1,175,000	1,227,900
Series A, 5.00%, 2/1/2026	1,000,000	1,049,555
Series A, 5.00%, 6/1/2026	2,315,000	2,453,971
Series A, 5.00%, 2/1/2027	4,200,000	4,454,842
		29,180,789
IOWA — 0.1%
Iowa, Finance Authority Revenue 5.00%, 8/1/2026	2,375,000	2,526,939
Iowa, State Revenue 5.00%, 6/15/2026	500,000	529,943
		3,056,882
KANSAS — 0.5%
Johnson County, Public Building Commission Revenue:
5.00%, 9/1/2025	9,495,000	9,943,675
Series A, 5.00%, 9/1/2023	7,500,000	7,617,992
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	850,000	864,291
Kansas Development Finance Authority, Revenue Series B, 5.00%, 5/1/2025	2,000,000	2,077,897
Kansas, State Department of Transportation, Highway Revenue Series A, 5.00%, 9/1/2023	2,400,000	2,439,054
		22,942,909
KENTUCKY — 0.0% (d)
Kentucky, State Turnpike Authority Revenue Series A, 5.00%, 7/1/2023	100,000	101,268
Louisville/Jefferson County Metropolitan Gov't Series A, Class A, 5.00%, 4/1/2027	1,610,000	1,726,313
		1,827,581

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
LOUISIANA — 0.6%
East Baton Rouge Sewerage Commission Series A, 5.00%, 2/1/2026	$1,135,000	$1,197,461
Louisiana ST 5.00%, 4/1/2027	3,725,000	3,997,331
Louisiana, State Gas & Fuels Tax Revenue Series B, 5.00%, 5/1/2025	1,740,000	1,817,388
Louisiana, State General Obligation Series C, 5.00%, 8/1/2023	125,000	126,847
State of Louisiana Revenue:
5.00%, 9/1/2025	1,500,000	1,574,709
5.00%, 9/1/2026	1,150,000	1,224,161
State of Louisiana, General Obligation:
Series A, 5.00%, 3/1/2024	7,460,000	7,643,570
Series A, 5.00%, 3/1/2025	7,830,000	8,157,051
Series A, 5.00%, 3/1/2026	1,100,000	1,163,393
		26,901,911
MAINE — 0.3%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2023	50,000	50,637
Series D, 5.00%, 6/1/2026	3,785,000	4,010,874
State of Maine, General Obligation:
Series B, 4.00%, 6/1/2025	1,500,000	1,530,941
Series B, 5.00%, 6/1/2024	700,000	721,364
Series B, 5.00%, 6/1/2025	3,000,000	3,133,504
Series B, 5.00%, 6/1/2026	2,990,000	3,168,432
		12,615,752
MARYLAND — 5.4%
Anne Arundel County, MD, General Obligation 5.00%, 10/1/2023	2,205,000	2,245,956
Baltimore County, MD, Certificate Participation 5.00%, 3/1/2024	6,810,000	6,965,282
Baltimore County, MD, General Obligation:
5.00%, 3/1/2025	6,675,000	6,963,271
Series B, 5.00%, 10/15/2022	555,000	555,331
Baltimore, MD, State General Obligation Series B, 5.00%, 10/15/2025	2,480,000	2,609,820
County of Harford, MD, General Obligation Series B, 5.00%, 7/1/2025	8,115,000	8,510,536
Maryland, State Department of Transportation Revenue:
5.00%, 5/1/2023	6,240,000	6,309,977
5.00%, 5/1/2025	940,000	982,044
5.00%, 9/1/2025	500,000	525,045
5.00%, 10/1/2025	14,000,000	14,720,201
Security Description	Principal Amount	Value
5.00%, 10/1/2026	$10,090,000	$10,765,086
Series B, 5.00%, 12/1/2026	15,615,000	16,698,490
Maryland, State General Obligation:
5.00%, 6/1/2024	2,500,000	2,575,891
5.00%, 8/1/2024	2,000,000	2,066,454
5.00%, 8/1/2026	7,180,000	7,655,329
Series A, 5.00%, 3/15/2023	300,000	302,653
Series A, 5.00%, 8/1/2023	925,000	939,428
Series A, 5.00%, 3/15/2024	10,000,000	10,266,937
Series A, 5.00%, 8/1/2025	525,000	551,315
Series A, 5.00%, 8/1/2026	12,055,000	12,853,062
Series B, 5.00%, 8/1/2024	5,015,000	5,181,632
Series B, 5.00%, 8/1/2025	10,700,000	11,236,327
Series C, 5.00%, 8/1/2023	500,000	507,799
Montgomery County, MD, General Obligation:
Series A, 4.00%, 8/1/2024	11,000,000	11,171,894
Series A, 5.00%, 11/1/2022	600,000	600,903
Series A, 5.00%, 11/1/2023	11,000,000	11,220,658
Series A, 5.00%, 11/1/2025	1,015,000	1,070,056
Series A, 5.00%, 8/1/2026	15,500,000	16,526,128
Series A, 5.00%, 8/1/2027	13,500,000	14,588,849
Series B, 4.00%, 11/1/2024	815,000	829,000
Series B, 4.00%, 11/1/2025	13,335,000	13,650,697
Series C, 5.00%, 10/1/2025	520,000	547,510
Series C, 5.00%, 10/1/2026	12,000,000	12,826,090
Prince George County, MD, General Obligation:
Series A, 5.00%, 9/15/2023	5,000,000	5,088,418
Series A, 5.00%, 7/15/2024	9,860,000	10,178,319
Series A, 5.00%, 7/15/2025	5,150,000	5,404,334
Series A, 5.00%, 9/15/2026	3,180,000	3,396,664
Series A, 5.00%, 7/15/2027	1,085,000	1,171,790
Prince George's County, MD, General Obligation Series A, 5.00%, 7/15/2025	5,350,000	5,614,211
State of Maryland Department of Transportation Revenue Series A, 5.00%, 12/1/2027	2,190,000	2,374,193
Washington Suburban Sanitary Commission Revenue 4.00%, 6/1/2025	565,000	577,170
		248,824,750
MASSACHUSETTS — 4.0%
Boston, MA, General Obligation:
Series A, 5.00%, 11/1/2023	2,655,000	2,709,391
Series A, 5.00%, 11/1/2024	7,475,000	7,756,985
Series A, 5.00%, 11/1/2027	8,000,000	8,686,720
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue Series A, 5.00%, 6/15/2025	860,000	887,086

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Commonwealth of Massachusetts, General Obligation:
Series A, 5.00%, 1/1/2024	$3,675,000	$3,759,616
Series A, 5.00%, 7/1/2025	1,000,000	1,047,667
Series A, 5.00%, 9/1/2026	24,445,000	26,058,414
Series B, 5.00%, 7/1/2024	5,555,000	5,731,596
Series B, 5.00%, 11/1/2024	10,000,000	10,367,031
Series B, 5.00%, 7/1/2025	2,300,000	2,409,635
Series B, 5.00%, 11/1/2025	8,500,000	8,950,854
Series B, 5.00%, 7/1/2026	5,595,000	5,949,923
Series C, 5.00%, 10/1/2026	500,000	533,646
Series D, 5.00%, 7/1/2026	2,055,000	2,185,360
Series E, 3.00%, 12/1/2023	8,000,000	7,991,771
Series E, 5.00%, 11/1/2023	5,720,000	5,834,742
Series E, 5.00%, 11/1/2026	4,015,000	4,290,196
Massachusetts, Bay Transportation Authority, Revenue:
Series A, 5.00%, 10/15/2025	6,900,000	7,271,407
Series B, 5.00%, 8/1/2025	2,310,000	2,422,642
Series C, 5.00%, 8/1/2023	200,000	202,890
Series C-GREEN BOND, 5.00%, 8/1/2023	690,000	700,480
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
4.00%, 5/1/2025	16,000,000	16,323,114
5.00%, 7/1/2024	2,500,000	2,578,617
5.00%, 7/1/2025	2,500,000	2,618,498
Massachusetts, State Clean Water Trust Revenue 5.00%, 8/1/2026	935,000	996,899
Massachusetts, State Clean Water Trust, Revenue:
Series 20, 5.00%, 2/1/2025	1,300,000	1,354,292
Series 21-GREEN BOND, 5.00%, 8/1/2025	510,000	535,563
Massachusetts, State Federal Highway Revenue 5.00%, 6/15/2024	3,500,000	3,545,201
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2035	2,510,000	2,570,260
Series A, 5.00%, 2/15/2037	2,300,000	2,355,219
Series A, 5.00%, 2/15/2049	11,300,000	11,947,302
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2024	2,865,000	2,947,284
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2025	4,010,000	4,205,456
Series C-GREEN BOND, 5.00%, 8/1/2024	4,820,000	4,975,818
Security Description	Principal Amount	Value
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2024	$500,000	$511,021
Series C, 5.00%, 1/1/2024	2,205,000	2,253,601
University of Massachusetts Building Authority Revenue:
Series 2019-1, 5.00%, 5/1/2025	500,000	522,112
Series 2019-1, 5.00%, 5/1/2026	4,190,000	4,442,220
Series 2021-1-SENIOR, 5.00%, 11/1/2025	4,000,000	4,208,568
		184,639,097
MICHIGAN — 0.4%
Brighton Area School District, General Obligation Series A, 5.00%, 5/1/2025	2,000,000	2,069,901
Michigan, State Building Authority Revenue:
5.00%, 4/15/2025	2,000,000	2,082,098
5.00%, 4/15/2026	1,000,000	1,054,739
Series I-A, 5.00%, 10/15/2022	200,000	200,116
Michigan, State Finance Authority Revenue:
5.00%, 4/15/2024	2,500,000	2,566,627
Series I, 5.00%, 4/15/2023	150,000	151,474
State of Michigan Trunk Line Revenue Series A, 5.00%, 11/15/2024	1,000,000	1,037,552
University of Michigan Series A, 5.00%, 4/1/2023	480,000	484,630
University of Michigan, Revenue:
Series A, 5.00%, 4/1/2024	4,075,000	4,186,419
Series A, 5.00%, 4/1/2025	3,170,000	3,312,980
Series A, 5.00%, 4/1/2026	2,200,000	2,335,649
		19,482,185
MINNESOTA — 1.9%
City of Minneapolis MN, General Obligation 3.00%, 12/1/2025	8,740,000	8,616,878
County of Hennepin MN, General Obligation Series B, 5.00%, 12/15/2025	820,000	866,600
Metropolitan Council Series C, 5.00%, 12/1/2026	1,355,000	1,449,566
Minneapolis, State Paul Airports Commission Revenue Series A, 5.00%, 1/1/2025	2,685,000	2,778,575
Minnesota, State General Obligation:
2.00%, 8/1/2023	600,000	592,167
3.00%, 8/1/2026	630,000	620,380
Series A, 5.00%, 8/1/2024	600,000	619,936
Series A, 5.00%, 8/1/2025	12,845,000	13,471,092

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2026	$520,000	$553,459
Series B, 5.00%, 8/1/2025	700,000	734,119
Series B, 5.00%, 9/1/2026	15,550,000	16,570,438
Series E, 3.00%, 8/1/2024	5,500,000	5,489,146
Series E, 3.00%, 8/1/2025	12,150,000	12,045,506
State of Minnesota, General Obligation:
Series B, 5.00%, 8/1/2027	11,000,000	11,871,882
Series D, 5.00%, 8/1/2027	10,610,000	11,450,970
University of Minnesota, Revenue:
Series B, 5.00%, 12/1/2023	500,000	510,656
Series B, 5.00%, 12/1/2024	580,000	601,964
		88,843,334
MISSOURI — 0.5%
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	175,000	175,388
Metropolitan State Louis Sewer District, Revenue:
Series A, 5.00%, 5/1/2025	850,000	887,590
Series A, 5.00%, 5/1/2026	1,065,000	1,128,739
Missouri Highway & Transportation Commission Revenue 5.00%, 11/1/2026	10,465,000	11,174,038
Missouri, State Board of Public Buildings Revenue Series B, 5.00%, 10/1/2025	10,760,000	11,288,428
		24,654,183
NEBRASKA — 0.1%
Omaha Public Power District Series B, 5.00%, 2/1/2028	1,600,000	1,728,653
Omaha, NE, Metropolitan Utilities District Revenue 5.00%, 12/1/2022	200,000	200,632
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	1,125,000	1,140,624
		3,069,909
NEVADA — 0.6%
Clark County, NV, General Obligation:
Series A, 5.00%, 11/1/2023	260,000	264,994
Series B, 5.00%, 12/1/2025	1,150,000	1,210,376
County of Clark NV Revenue 5.00%, 7/1/2025	5,950,000	6,224,052
Las Vegas Valley Water District Series B, 5.00%, 6/1/2025	900,000	941,455
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 5.00%, 6/1/2024	600,000	617,821
Series B, 5.00%, 6/1/2025	500,000	523,031
Series C, 5.00%, 6/1/2026	14,340,000	15,226,286
Security Description	Principal Amount	Value
Nevada, State General Obligation Series A, 5.00%, 5/1/2024	$1,000,000	$1,028,925
		26,036,940
NEW JERSEY — 0.8%
County of Union NJ,General Obligation Series A & B, 3.00%, 3/1/2025	500,000	497,424
Hudson County, Improvement Authority Revenue:
4.00%, 10/1/2024	650,000	659,698
4.00%, 10/1/2025	535,000	545,819
New Jersey Educational Facilities Authority Revenue:
5.00%, 3/1/2027	31,650,000	34,018,911
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2025	600,000	629,567
New Jersey, Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2023	505,000	512,148
Series B, 5.00%, 7/1/2025	1,535,000	1,610,643
		38,474,210
NEW MEXICO — 1.3%
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2025	3,600,000	3,763,314
Series A, 5.00%, 6/15/2026	3,400,000	3,606,044
New Mexico, State General Obligation Series B, 5.00%, 3/1/2025	500,000	520,766
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2026	15,000,000	15,924,318
Series B, 4.00%, 7/1/2023	965,000	971,079
State of New Mexico Severance Tax Permanent Fund:
Series A, 5.00%, 7/1/2023	600,000	608,139
Series A, Class A, 5.00%, 7/1/2027	30,185,000	32,444,396
State of New Mexico, General Obligation 5.00%, 3/1/2026	3,500,000	3,700,546
		61,538,602
NEW YORK — 16.3%
Albany County, NY, General Obligation 5.00%, 4/1/2023	500,000	504,701
Erie County Industrial Development Agency Revenue 5.00%, 5/1/2026	1,000,000	1,059,501

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Transportation Authority Revenue Series B-1-SUB-REMK 3/18/2021, 3.00%, 11/1/2022	$500,000	$500,011
Monroe County, NY, Industrial Development Corp. Revenue:
5.00%, 7/1/2024	3,100,000	3,187,915
5.00%, 7/1/2025	1,000,000	1,043,919
Series A, 5.00%, 7/1/2023	500,000	506,340
Series A, 5.00%, 7/1/2024	685,000	704,426
Series B, 5.00%, 7/1/2023	600,000	607,609
New York City Transitional Finance Authority Building Aid Revenue:
Series S1A, 5.00%, 7/15/2026	1,300,000	1,374,686
Series S1A, 5.00%, 7/15/2027	1,000,000	1,070,822
New York State Dormitory Authority:
Assured Guaranty Municipal Corp., 5.00%, 10/1/2022 (b) (c)	700,000	700,000
Assured Guaranty Municipal Corp., 5.00%, 10/1/2025 (b) (c)	1,200,000	1,256,158
Series A, 5.00%, 3/15/2027	2,200,000	2,348,485
Series B, 5.00%, 2/15/2026	6,480,000	6,830,891
Series D, 5.00%, 2/15/2027	885,000	945,623
New York State Dormitory Authority Revenue:
5.00%, 10/1/2027	3,600,000	3,859,865
Series 1, 5.00%, 1/15/2024	625,000	639,744
Series A, 5.00%, 7/1/2026	2,635,000	2,806,944
New York State Thruway Authority:
Series A, 5.00%, 3/15/2026	20,175,000	21,282,507
Series A, 5.00%, 3/15/2027	19,955,000	21,289,852
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
4.00%, 6/15/2024	6,240,000	6,331,256
5.00%, 6/15/2024	615,000	634,080
5.00%, 6/15/2026	49,360,000	52,404,267
5.00%, 6/15/2027	1,750,000	1,846,175
Series DD-2, 5.00%, 6/15/2025	3,150,000	3,212,570
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-1, 5.00%, 7/15/2025	1,790,000	1,877,460
Series S-3-SUBSER, 5.00%, 7/15/2024	570,000	587,901
Series S-3-SUBSER, 5.00%, 7/15/2026	1,050,000	1,110,324
Security Description	Principal Amount	Value
Series S-4A, 5.00%, 7/15/2025	$3,110,000	$3,246,701
Series S-4A, 5.00%, 7/15/2026	4,730,000	5,001,744
New York, NY, City Transitional Finance Authority Future Tax Secured Revenue:
5.00%, 5/1/2026	2,100,000	2,217,682
5.00%, 11/1/2026	14,690,000	15,615,994
Series 1-REMK, 5.00%, 11/1/2027	3,955,000	4,256,054
Series A-1, 5.00%, 11/1/2025	9,725,000	10,226,253
Series A-1, 5.00%, 11/1/2027	1,245,000	1,339,769
Series B-1, 5.00%, 8/1/2026	3,000,000	3,178,607
Series D-S, 5.00%, 11/1/2026	3,375,000	3,587,745
New York, NY, City Transitional Finance Authority, Building Aid Revenue 5.00%, 7/15/2023	1,030,000	1,044,731
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	625,000	625,941
5.00%, 11/1/2024	14,915,000	15,435,070
5.00%, 11/1/2025	15,795,000	16,609,117
5.00%, 11/1/2027	4,550,000	4,896,346
Series 1-REMK, 5.00%, 11/1/2026	5,000,000	5,315,178
Series A-1, 5.00%, 8/1/2024	1,000,000	1,031,968
Series A-1, 5.00%, 11/1/2026	4,000,000	4,252,143
Series C, 5.00%, 11/1/2022	350,000	350,527
Series C, 5.00%, 11/1/2025	500,000	525,771
Series D-S, 5.00%, 11/1/2024	10,000,000	10,356,836
Series D-S, 5.00%, 11/1/2025	1,500,000	1,577,314
New York, NY, Dormitory Authority Revenue:
Series A, 5.00%, 7/1/2023	740,000	750,475
Series A, 5.00%, 10/1/2023	4,200,000	4,273,887
Series A, 5.00%, 7/1/2024	1,380,000	1,421,768
Series A, 5.00%, 10/1/2024	1,575,000	1,630,327
Series B, 5.00%, 10/1/2024	600,000	621,077
New York, NY, Dormitory Authority, Income Tax Authority, Revenue:
5.00%, 2/15/2026	6,590,000	6,926,474
Series A, 5.00%, 3/15/2025	2,500,000	2,599,446
Series D, 5.00%, 2/15/2025	1,085,000	1,126,757
Series D, 5.00%, 2/15/2026	10,715,000	11,262,090
New York, NY, Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2024	7,000,000	7,188,991
Series D, 5.00%, 2/15/2024	9,680,000	9,913,604
Series D, 5.00%, 2/15/2026	11,815,000	12,418,254
New York, NY, Dormitory Authority, Revenue:
5.00%, 2/15/2023	125,000	125,892

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2024	$9,500,000	$9,734,481
5.00%, 10/1/2024	1,060,000	1,097,236
Series A, 5.00%, 9/15/2024	10,000,000	10,338,038
Series A, 5.00%, 7/1/2025	660,000	691,815
Series A, 5.00%, 9/15/2025	9,000,000	9,425,457
Series A, 5.00%, 3/15/2026	11,695,000	12,357,077
Series B, 5.00%, 2/15/2023	470,000	473,351
Series E, 5.00%, 3/15/2027	27,950,000	29,772,100
New York, NY, Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2023	125,000	126,089
Series A, 5.00%, 3/15/2025	500,000	521,454
Series C, Class C, 5.00%, 3/15/2025	5,920,000	6,174,019
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	3,653,060
New York, NY, Environmental Facilities Corp., Revenue:
5.00%, 6/15/2023	500,000	506,823
5.00%, 6/15/2024	585,000	603,149
5.00%, 6/15/2026	4,945,000	5,257,090
Series 2017A, 5.00%, 6/15/2023	540,000	547,369
Series A, 5.00%, 6/15/2024	1,400,000	1,443,433
Series A, 5.00%, 6/15/2025	2,590,000	2,712,963
Series A, 5.00%, 6/15/2026	5,615,000	5,969,376
Series B-SUB, 5.00%, 6/15/2026	720,000	765,441
New York, NY, General Obligation:
4.00%, 3/1/2025	900,000	915,186
Series A, 5.00%, 2/15/2024	500,000	512,602
Series A, 5.00%, 8/1/2024	1,105,000	1,140,126
Series A, 5.00%, 8/1/2026	3,350,000	3,553,155
Series A-1, 5.00%, 8/1/2023	525,000	532,845
Series A-1, 5.00%, 8/1/2025	16,825,000	17,607,960
Series A-1, 5.00%, 8/1/2026	17,000,000	18,030,934
Series A-1, 5.00%, 9/1/2027	12,160,000	13,087,234
Series B-1, 5.00%, 10/1/2025	1,065,000	1,117,303
Series B-1, 5.00%, 11/1/2026	18,060,000	19,219,683
Series B-1, 5.00%, 8/1/2027	12,000,000	12,895,590
Series C, 5.00%, 8/1/2023	660,000	669,862
Series C, 5.00%, 8/1/2024	12,110,000	12,494,953
Series C, 5.00%, 8/1/2025	8,210,000	8,592,056
Series C, 5.00%, 8/1/2026	13,785,000	14,620,966
Series C-1, 5.00%, 8/1/2025	1,120,000	1,172,120
Series C-1, 5.00%, 8/1/2026	3,065,000	3,250,871
Series E, 5.00%, 8/1/2024	10,000,000	10,317,880
Series E, 5.00%, 8/1/2025	2,250,000	2,354,705
Series J-10-REMK, 5.00%, 8/1/2026	4,040,000	4,284,999
Series J9-REMK 12/20/16, 5.00%, 8/1/2026	2,300,000	2,439,479
Series J-SUBSER J11-REMK, 5.00%, 8/1/2026	685,000	726,541
Security Description	Principal Amount	Value
New York, NY, Municipal Water Finance Authority Revenue:
5.00%, 6/15/2025	$1,330,000	$1,377,128
Series A, 5.00%, 6/15/2023	200,000	202,629
Series CC-, 5.00%, 6/15/2025	8,905,000	9,327,773
Series CC-1, 5.00%, 6/15/2026	1,000,000	1,062,753
Series DD2, 5.00%, 6/15/2024	12,000,000	12,043,434
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 4.00%, 10/15/2023	100,000	100,831
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	180,665
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue 4.00%, 2/1/2023	470,000	471,485
New York, NY, Urban Development Corp., Revenue:
5.00%, 3/15/2025	9,450,000	9,839,471
5.00%, 3/15/2026	2,000,000	2,110,458
Series A, 5.00%, 3/15/2024	5,270,000	5,404,648
Series A, 5.00%, 3/15/2026	5,000,000	5,284,502
Series E, 5.00%, 3/15/2023	125,000	126,089
Series E GROUP 1, 5.00%, 3/15/2025	22,500,000	23,427,313
Series E GROUP 1, 5.00%, 3/15/2026	30,000,000	31,656,867
New York, NY, Urban Development Corp., Sales Tax Authority, Revenue Series A-BIDDING GROUP 1, 5.00%, 3/15/2023	665,000	670,792
New York, State Dormitory Authority Revenue Series A, 5.00%, 3/15/2027	10,255,000	10,923,538
New York, State Environmental Facilities Corp. 5.00%, 6/15/2027	3,750,000	4,045,307
Port Authority of New York & New Jersey Series 230TH, 4.00%, 12/1/2027	3,750,000	3,855,556
Port Authority of New York & New Jersey Revenue:
5.00%, 7/15/2023	725,000	735,188
5.00%, 11/15/2024	1,430,000	1,481,620
Series 222, 5.00%, 7/15/2026	3,125,000	3,306,812
Town of Brookhaven NY,General Obligation:
Series C, 5.00%, 1/15/2025	7,585,000	7,896,022
Series C, 5.00%, 1/15/2026	3,475,000	3,674,985

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Triborough Bridge & Tunnel Authority 4.00%, 5/15/2027	$27,725,000	$28,429,456
Triborough Bridge & Tunnel Authority Revenue Series F-REMK 10/27/21, 5.00%, 11/1/2026	2,425,000	2,584,528
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A-2, 2.00%, 5/15/2045 (a)	1,100,000	1,069,039
Series B, 5.00%, 11/15/2024	510,000	528,304
Westchester County, NY, General Obligation:
5.00%, 10/15/2025	8,240,000	8,695,753
5.00%, 10/15/2026	8,655,000	9,272,944
Series D, 5.00%, 12/15/2024	600,000	624,532
		753,591,858
NORTH CAROLINA — 1.9%
City of Charlotte NC Water & Sewer System Revenue:
5.00%, 7/1/2024	9,605,000	9,910,347
5.00%, 7/1/2025	2,000,000	2,098,020
5.00%, 7/1/2026	3,735,000	3,978,724
County of Wake NC, General Obligation Series A, 5.00%, 3/1/2025	7,950,000	8,291,454
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	3,500,000	3,528,344
5.00%, 3/1/2024	9,045,000	9,280,161
5.00%, 3/1/2026	1,750,000	1,854,337
5.00%, 9/1/2027	10,000,000	10,828,507
Series A, 5.00%, 4/1/2025	4,520,000	4,721,660
North Carolina, State General Obligation Series A, 5.00%, 6/1/2025	10,000,000	10,471,027
North Carolina, State University at Raleigh Revenue 5.00%, 10/1/2023	1,250,000	1,272,972
State of North Carolina Revenue Series B, 5.00%, 5/1/2026	5,625,000	5,965,555
State of North Carolina, General Obligation:
Series A, 5.00%, 6/1/2026	3,000,000	3,190,750
Series B, 5.00%, 6/1/2025	625,000	654,439
Wake County, NC, General Obligation Series A, 5.00%, 3/1/2026	1,400,000	1,483,005
Wake County, NC, Revenue:
5.00%, 3/1/2025	3,250,000	3,386,516
5.00%, 3/1/2026	650,000	686,598
Series A, 5.00%, 12/1/2022	125,000	125,387
Series A, 5.00%, 8/1/2023	5,000,000	5,075,940
		86,803,743
Security Description	Principal Amount	Value
OHIO — 2.8%
City of Cincinnati OH, General Obligation:
5.00%, 12/1/2023	$1,115,000	$1,139,018
5.00%, 12/1/2025	500,000	526,558
Cleveland Department of Public Utilities Division of Water Revenue Series DD, 5.00%, 1/1/2023	665,000	668,202
Columbus, OH, General Obligation:
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,135,975
Series 2018A, 5.00%, 4/1/2024	6,050,000	6,214,530
Series A, 3.00%, 8/15/2023	795,000	794,088
Series A, 5.00%, 4/1/2026	9,000,000	9,536,570
County of Cuyahoga OH Revenue Series D, 5.00%, 12/1/2025	7,000,000	7,367,505
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2022	100,000	100,305
Miami University, OH, Revenue 5.00%, 9/1/2025	3,020,000	3,154,169
Ohio Water Development Authority Revenue 5.00%, 12/1/2025	670,000	706,206
Ohio, State General Obligation:
5.00%, 8/1/2025	5,000,000	5,242,308
Series A, 5.00%, 9/1/2023	325,000	330,552
Series A, 5.00%, 3/15/2025	1,000,000	1,026,140
Series A, 5.00%, 6/15/2025	2,995,000	3,137,191
Series A, 5.00%, 5/1/2026	3,125,000	3,317,456
Series A, 5.00%, 6/15/2026	2,820,000	2,998,990
Series B, 5.00%, 8/1/2023	130,000	132,038
Series B, 5.00%, 9/15/2024	2,500,000	2,588,342
Series B, 5.00%, 9/15/2025	650,000	683,529
Series B, 5.00%, 9/15/2026	1,000,000	1,067,367
Series S, 5.00%, 5/1/2023	105,000	106,171
Series T, 5.00%, 11/1/2025	7,825,000	8,244,749
Series V, 5.00%, 5/1/2023	3,725,000	3,766,560
Ohio, State Infrastructure Project Revenue:
5.00%, 10/1/2024	2,600,000	2,688,789
Series 2019-1, 5.00%, 12/15/2023	2,500,000	2,552,617
Series 2019-1, 5.00%, 12/15/2025	655,000	689,773
Series B, 5.00%, 10/1/2025	2,550,000	2,677,460
Ohio, State University Revenue:
5.00%, 12/1/2025	6,000,000	6,322,387
5.00%, 12/1/2026	2,600,000	2,779,363
Series A, 5.00%, 12/1/2022	750,000	752,393
Series A, 5.00%, 12/1/2024	7,000,000	7,263,593
Series A, 5.00%, 12/1/2025	2,500,000	2,634,328

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Ohio, State Water Development Authority Revenue:
5.00%, 12/1/2023	$6,500,000	$6,640,017
5.00%, 6/1/2024	500,000	515,178
Series A, 5.00%, 12/1/2025	1,175,000	1,238,496
Series A, 5.00%, 6/1/2026	3,960,000	4,204,749
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 12/1/2023	300,000	306,462
Series B, 5.00%, 6/1/2024	2,925,000	3,013,793
Series B, 5.00%, 12/1/2024	6,675,000	6,934,854
Series B, 5.00%, 12/1/2025	1,480,000	1,559,978
Ohio, Water Development Authority Revenue 5.00%, 6/1/2023	700,000	708,878
State of Ohio 5.00%, 12/15/2024	725,000	752,136
State of Ohio Revenue:
5.00%, 2/1/2027	3,435,000	3,674,762
Series 1-A, 5.00%, 12/15/2026	1,000,000	1,067,941
		126,962,466
OKLAHOMA — 0.4%
Canadian County Educational Facilities Authority Revenue 5.00%, 9/1/2026	770,000	817,619
City of Tulsa OK, General Obligation:
5.00%, 3/1/2023	500,000	503,988
5.00%, 3/1/2025	2,950,000	3,077,400
Oklahoma Capitol Improvement Authority Revenue 5.00%, 7/1/2023	500,000	507,041
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series 2020A, 5.00%, 7/1/2025	3,900,000	4,074,413
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2023	630,000	631,396
Series D, 5.00%, 1/1/2024	505,000	516,007
Oklahoma, State University, Revenue:
Series A, 5.00%, 1/1/2025	2,000,000	2,071,016
Series A, 5.00%, 9/1/2025	800,000	838,256
Series A, 5.00%, 1/1/2026	4,250,000	4,462,449
Tulsa, OK, Public Facilities Authority Revenue 5.00%, 6/1/2024	500,000	513,136
		18,012,721
OREGON — 0.8%
City of Portland OR Sewer System Revenue Series A, 5.00%, 3/1/2023	600,000	604,737
Security Description	Principal Amount	Value
Multnomah County School District No 1, General Obligation 5.00%, 6/15/2025	$2,230,000	$2,331,164
Oregon, State General Obligation:
5.00%, 5/1/2026	6,745,000	7,153,363
Series A, 5.00%, 5/1/2024	11,000,000	11,309,622
Series A, 5.00%, 5/1/2025	770,000	804,441
Series A, 5.00%, 5/1/2026	2,715,000	2,879,374
Salem-Keizer School District No 24J, General Obligation 5.00%, 6/15/2025	705,000	736,982
State of Oregon 5.00%, 5/1/2027	2,050,000	2,200,501
State of Oregon Department of Transportation Revenue Series A, 5.00%, 11/15/2026	9,100,000	9,721,768
		37,741,952
PENNSYLVANIA — 1.8%
Commonwealth of Pennsylvania 5.00%, 10/1/2027	10,000,000	10,778,951
Commonwealth of Pennsylvania, General Obligation:
5.00%, 1/1/2025	4,000,000	4,149,932
5.00%, 5/15/2025	9,245,000	9,645,346
5.00%, 7/15/2025	7,000,000	7,320,963
5.00%, 5/15/2026	10,035,000	10,620,306
5.00%, 5/15/2027	3,300,000	3,539,679
5.00%, 1/1/2024	605,000	618,038
2nd Series, 5.00%, 9/15/2023	615,000	625,240
Series 2018A, 5.00%, 3/1/2024	13,500,000	13,828,446
Series 2020, 5.00%, 5/1/2025	16,950,000	17,673,990
Series 2020, 5.00%, 5/1/2026	1,500,000	1,586,653
Series REF, 5.00%, 1/15/2024	2,260,000	2,310,165
Pennsylvania Turnpike Commission Revenue Series A, 5.00%, 12/1/2023	500,000	510,197
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	278,390
Port, PN, Authority of Allegheny County Revenue 5.00%, 3/1/2024	1,000,000	1,024,746
		84,511,042
SOUTH CAROLINA — 0.4%
Carolina, State General Obligation:
Series A, 5.00%, 4/1/2024	4,985,000	5,120,567
Series A, 5.00%, 4/1/2025	13,690,000	14,304,127
		19,424,694

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
TENNESSEE — 1.1%
City of Knoxville, TN,General Obligation 5.00%, 5/1/2025	$7,235,000	$7,569,565
City of Memphis TN, General Obligation 5.00%, 5/1/2024	3,000,000	3,084,909
County of Hamilton TN Series A, Class A, 5.00%, 4/1/2026	500,000	530,149
Hamilton, TN, General Obligation Series A, 5.00%, 4/1/2025	1,880,000	1,962,957
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
Series B, 4.00%, 1/1/2027	10,840,000	11,135,682
Series B, 4.00%, 1/1/2028	11,275,000	11,642,033
Nashville & Davidson County, TN, Metropolitan Government General Obligation Series C, 5.00%, 1/1/2024	1,000,000	1,022,410
Nashville & Davidson County, TN, Metropolitan Government Revenue:
Series A, 5.00%, 7/1/2025	2,000,000	2,094,262
Series A, 5.00%, 7/1/2026	1,500,000	1,594,064
Series B, 5.00%, 7/1/2023	750,000	760,340
Series B, 5.00%, 7/1/2025	1,000,000	1,047,131
Shelby Country, TN, General Obligation Series B, 5.00%, 4/1/2026	3,855,000	4,083,522
Tennessee, State General Obligation Series A, 5.00%, 2/1/2026	3,405,000	3,604,512
		50,131,536
TEXAS — 9.3%
Alamo Community College District 5.00%, 2/15/2028	4,890,000	5,268,308
Aldine Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (c)	575,000	597,528
Austin, TX, Electric Utility System Revenue Series A, 5.00%, 11/15/2026	500,000	531,585
Austin, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 5.00%, 8/1/2024 (c)	5,910,000	6,102,117
Permanent School Fund Guaranteed, 5.00%, 8/1/2025 (c)	4,795,000	5,027,394
Security Description	Principal Amount	Value
Permanent School Fund Guaranteed, 5.00%, 8/1/2026 (c)	$1,250,000	$1,329,968
Series 2019, Permanent School Fund Guaranteed, 5.00%, 8/1/2023 (c)	660,000	669,970
Bexar County Hospital District 5.00%, 2/15/2027	1,080,000	1,152,821
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2023	500,000	503,401
5.00%, 2/15/2024	1,325,000	1,356,250
5.00%, 2/15/2025	2,015,000	2,094,879
5.00%, 2/15/2026	5,000,000	5,266,686
Board of Regents of the University of Texas System Revenue Series H, 5.00%, 8/15/2025	2,300,000	2,409,692
Brazosport Independent School District, General Obligation:
Permanent School Fund Guaranteed, 5.00%, 2/15/2023 (c)	530,000	533,624
Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (c)	6,500,000	6,757,675
City of Austin TX Water & Wastewater System Revenue:
5.00%, 11/15/2022	1,145,000	1,147,527
Series A, 5.00%, 11/15/2022	500,000	501,084
City of Austin TX, General Obligation 5.00%, 9/1/2026	9,105,000	9,674,957
City of Conroe, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 5.00%, 2/15/2026 (c)	2,475,000	2,609,431
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (c)	2,000,000	2,078,359
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2026 (c)	2,400,000	2,530,358
City of Fort Worth TX, General Obligation:
5.00%, 3/1/2024	9,390,000	9,627,593
5.00%, 3/1/2025	9,630,000	10,023,146
City of Houston TX, General Obligation Series A, 5.00%, 3/1/2026	3,500,000	3,688,969
City of San Antonio TX Electric & Gas Systems Revenue:
1.13%, 12/1/2045 (a)	700,000	621,030
5.00%, 2/1/2026	1,000,000	1,051,162

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Collin County, TX, Community College District, General Obligation:
5.00%, 8/15/2023	$6,955,000	$7,057,572
Series A, 5.00%, 8/15/2024	3,000,000	3,091,788
Series A, 5.00%, 8/15/2025	3,990,000	4,180,292
Series A, 5.00%, 8/15/2026	750,000	796,181
Comal Independent School District, General Obligation:
Permanent School Fund Guaranteed, 5.00%, 2/1/2025 (c)	3,225,000	3,353,797
Permanent School Fund Guaranteed, 5.00%, 2/1/2026 (c)	4,000,000	4,221,420
Series B, Permanent School Fund Guaranteed, 5.00%, 2/1/2024 (c)	640,000	655,519
County of Bexar, TX, General Obligation 5.00%, 6/15/2043	1,670,000	1,774,242
County of Williamson, TX, General Obligation:
4.00%, 2/15/2026	4,250,000	4,360,197
5.00%, 2/15/2024	800,000	819,623
Cypress-Fairbanks Independent School District,General Obligation:
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (c)	7,000,000	7,279,117
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2026 (c)	9,910,000	10,457,976
Dallas county, TX, General Obligation 5.00%, 8/15/2025	1,615,000	1,693,828
Dallas Independent School District Series A, Permanent School Fund Guaranteed, 4.00%, 2/15/2026 (c)	14,660,000	15,016,565
Dallas, TX, Area Rapid Transit Revenue:
5.00%, 12/1/2023	9,000,000	9,192,837
5.00%, 12/1/2025	1,185,000	1,247,213
Dallas, TX, General Obligation:
5.00%, 2/15/2024	13,100,000	13,421,323
Series A, 5.00%, 2/15/2025	8,125,000	8,454,620
Dallas, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 4.00%, 2/15/2026 (c)	4,460,000	4,568,477
Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (c)	11,945,000	12,426,824
Security Description	Principal Amount	Value
Del Valle Independent School District TX, General Obligation Permanent School Fund Guaranteed, 5.00%, 6/15/2027 (c)	$2,500,000	$2,682,197
Denton, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 8/15/2025 (c)	1,625,000	1,703,862
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	251,922
Fort Bend, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 5.00%, 8/15/2024 (c)	2,250,000	2,323,789
Permanent School Fund Guaranteed, 5.00%, 8/15/2025 (c)	3,990,000	4,180,292
Series A, Permanent School Fund Guaranteed, 5.00%, 8/15/2027 (c)	2,100,000	2,258,830
Series B, Permanent School Fund Guaranteed, 0.72%, 8/1/2051 (a) (c)	2,580,000	2,298,862
Series E, Permanent School Fund Guaranteed, 5.00%, 2/15/2023 (c)	500,000	503,583
Fort Worth, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 5.00%, 2/15/2024 (c)	1,815,000	1,858,296
Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (c)	1,745,000	1,816,197
Frisco, TX, General Obligation Series 2016, 5.00%, 2/15/2023	500,000	503,620
Frisco, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 3.00%, 2/15/2026 (c)	6,100,000	5,999,717
Harris County, Toll Road Authority Revenue:
5.00%, 8/15/2025	2,000,000	2,099,859
Series A, 5.00%, 8/15/2023	2,150,000	2,185,949
Series A, 5.00%, 8/15/2026	500,000	532,470
Harris County, TX, Flood Control District Revenue:
Series A, 5.00%, 10/1/2023	2,875,000	2,928,684
Series A, 5.00%, 10/1/2024	3,500,000	3,626,378

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2024	$5,000,000	$5,185,445
Series A, 5.00%, 10/1/2025	10,000,000	10,514,429
Series A, 5.00%, 10/1/2026	2,390,000	2,539,770
Hays Consolidated Independent School District, General Obligation Series A, Permanent School Fund Guaranteed, 3.00%, 2/15/2026 (c)	1,055,000	1,037,676
Houston of Harris County, TX, Port Authority General Obligation:
Series A-2, 5.00%, 10/1/2024	2,735,000	2,830,005
Series A-2, 5.00%, 10/1/2025	2,000,000	2,100,552
Houston, TX, Combined Utility System Revenue Series C, 5.00%, 11/15/2024	865,000	896,225
Houston, TX, General Obligation Series A, 5.00%, 3/1/2024	4,225,000	4,326,030
Houston, TX, Independent School District Revenue Series B, 5.00%, 11/15/2025	1,215,000	1,277,971
Houston, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 4.00%, 6/1/2039 (a) (c)	1,290,000	1,293,250
Permanent School Fund Guaranteed, 5.00%, 2/15/2024 (c)	4,165,000	4,269,971
Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (c)	4,530,000	4,710,628
Humble, TX, Independent School District, General Obligation Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2024 (c)	1,505,000	1,542,931
Katy, TX, Independent School District Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2026 (c)	1,415,000	1,492,781
Katy, TX, Independent School District, General Obligation:
Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2024 (c)	2,750,000	2,817,083
Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (c)	4,260,000	4,434,797
Security Description	Principal Amount	Value
Lewisville, TX, Independent School District, General Obligation Series A, Permanent School Fund Guaranteed, 5.00%, 8/15/2023 (c)	$1,800,000	$1,827,780
McKinney Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 2/15/2024 (c)	4,500,000	4,612,199
Pasadena, TX, Independent School District, General Obligation Series B-REMK 0, Permanent School Fund Guaranteed, 1.50%, 2/15/2044 (a) (c)	5,700,000	5,512,734
Pearland, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (c)	5,830,000	6,071,922
Richardson, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 2/15/2023 (c)	750,000	755,156
Round Rock, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 5.00%, 8/1/2024 (c)	6,790,000	7,008,282
Series A, Permanent School Fund Guaranteed, 5.00%, 8/1/2023 (c)	6,500,000	6,600,853
Series A, Permanent School Fund Guaranteed, 5.00%, 8/1/2024 (c)	8,505,000	8,778,414
San Antonio Water System Revenue Series A, 2.00%, 5/15/2025	500,000	477,923
San Antonio, TX, Electric & Gas Revenue:
4.00%, 2/1/2026	1,040,000	1,057,127
5.00%, 2/1/2023	1,830,000	1,841,613
5.00%, 2/1/2024	475,000	486,331
5.00%, 2/1/2027	2,900,000	3,080,753
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (a)	30,000,000	29,740,131
Spring Branch Independent School District Permanent School Fund Guaranteed, 5.00%, 2/1/2027 (c)	1,725,000	1,842,531

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Spring Branch Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 2/1/2025 (c)	$1,290,000	$1,339,755
Tarrant, TX, County College District, General Obligation 5.00%, 8/15/2027	3,250,000	3,500,351
Texas A&M University:
5.00%, 5/15/2027	2,000,000	2,140,634
5.00%, 5/15/2028	1,500,000	1,625,561
Texas Water Development Board:
5.00%, 8/1/2026	300,000	318,526
5.00%, 8/1/2027	1,050,000	1,128,364
Texas Water Development Board Revenue:
5.00%, 10/15/2023	945,000	962,921
5.00%, 8/1/2024	1,500,000	1,547,682
5.00%, 8/1/2025	1,820,000	1,905,698
5.00%, 8/1/2026	2,700,000	2,866,731
Series A, 5.00%, 3/15/2026	1,005,000	1,062,185
Texas, State General Obligation:
5.00%, 4/1/2024	1,000,000	1,027,048
5.00%, 10/1/2024	645,000	667,910
Series A, 5.00%, 4/1/2023	500,000	504,774
Series A, 5.00%, 10/1/2023	5,000,000	5,091,397
Series REF, 5.00%, 8/1/2023	500,000	507,676
Texas, State Public Finance Authority Revenue:
5.00%, 2/1/2026	1,605,000	1,693,845
Series A, 5.00%, 2/1/2024	1,500,000	1,536,766
Texas, State Transportation Commission, Highway Fund Revenue:
Series 2016-B-REMK, 0.43%, 4/1/2025	660,000	594,328
Series A, 5.00%, 10/1/2023	600,000	611,086
Series A, 5.00%, 10/1/2025	3,935,000	4,140,876
Texas, State University System Revenue Series A, 5.00%, 3/15/2026	1,185,000	1,252,427
Texas, State Water Development Board Revenue:
5.00%, 8/1/2023	3,750,000	3,807,570
5.00%, 8/1/2024	6,070,000	6,262,953
5.00%, 8/1/2025	1,000,000	1,047,087
5.00%, 10/15/2025	3,925,000	4,123,503
5.00%, 4/15/2026	4,280,000	4,524,514
Series B, 5.00%, 10/15/2023	2,000,000	2,037,928
Trinity, TX, River Authority Central Regional Wastewater System Revenue 5.00%, 8/1/2025	1,230,000	1,287,917
University of Texas, Revenue:
Series D, 5.00%, 8/15/2025	1,175,000	1,231,038
Security Description	Principal Amount	Value
Series H, 5.00%, 8/15/2023	$1,800,000	$1,829,478
Wisconsin, TX, State General Obligation 5.00%, 2/15/2025	530,000	551,993
		428,673,247
UTAH — 1.2%
Alpine School District, General Obligation:
2.00%, 3/15/2025	600,000	575,736
5.00%, 3/15/2024	525,000	539,014
Central Utah Water Conservancy District Series A, 5.00%, 4/1/2025	1,225,000	1,278,157
Central Utah Water Conservancy District Revenue Series B, 5.00%, 10/1/2024	740,000	765,995
Nebo School District 5.00%, 7/1/2027	12,000,000	12,952,938
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	228,399
Utah, State General Obligation:
5.00%, 7/1/2023	925,000	938,094
5.00%, 7/1/2025	17,735,000	18,628,039
5.00%, 7/1/2026	7,715,000	8,215,626
Series B, 5.00%, 7/1/2025	8,315,000	8,733,699
		52,855,697
VIRGINIA — 3.2%
County of Arlington VA, General Obligation:
5.00%, 8/15/2025	3,770,000	3,958,235
Series A, 5.00%, 8/1/2025	7,770,000	8,153,019
County of Loudoun VA:
Series A, Class A, 5.00%, 12/1/2026	9,295,000	9,932,486
Series A, Class A, 5.00%, 12/1/2027	9,295,000	10,081,367
County of Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2024	10,970,000	11,392,398
Series A, 5.00%, 12/1/2025	6,995,000	7,368,697
Series B, 5.00%, 12/1/2023	1,000,000	1,020,967
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2023	5,250,000	5,296,117
Series A, 4.00%, 10/1/2025	2,815,000	2,884,132
Series A, 4.00%, 10/1/2026	5,000,000	5,158,038
Series A, 5.00%, 10/1/2022	215,000	215,000
Series A, 5.00%, 10/1/2023	700,000	712,933
Series A, 5.00%, 10/1/2025	1,335,000	1,407,580
Richmond, VA, General Obligation:
Series B, 5.00%, 7/15/2026	500,000	530,550
Series D, 5.00%, 3/1/2025	840,000	873,897

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	$175,000	$175,992
Virginia College Building Authority Revenue 5.00%, 2/1/2027	14,050,000	15,018,980
Virginia Public Building Authority Revenue Series A, 5.00%, 8/1/2027	15,875,000	17,103,842
Virginia, College Building Authority Revenue 5.00%, 2/1/2026	12,245,000	12,922,714
Virginia, Public Building Authority Revenue:
Series A, 5.00%, 8/1/2025	11,325,000	11,870,751
Series B, 5.00%, 8/1/2024	8,500,000	8,780,898
Series B, 5.00%, 8/1/2026	1,500,000	1,594,294
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2025	3,725,000	3,874,615
5.00%, 2/1/2026	5,000,000	5,275,158
Series B, 5.00%, 9/1/2024	300,000	310,400
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 3/15/2025	2,210,000	2,307,444
Series C, 5.00%, 5/15/2023	250,000	252,884
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	260,000
		148,733,388
WASHINGTON — 4.2%
Central Puget Sound, WA, Regional Transit Authority Revenue Series S-1, 5.00%, 11/1/2022	500,000	500,776
Chelan County Public Utility District No. 1 Revenue:
Series A, 5.00%, 7/1/2024	1,250,000	1,287,592
Series A, 5.00%, 7/1/2025	2,390,000	2,496,884
City of Seattle WA Drainage & Wastewater Revenue:
5.00%, 9/1/2026	9,295,000	9,915,533
5.00%, 9/1/2027	12,615,000	13,642,276
City of Seattle WA Municipal Light & Power Revenue Series B, 5.00%, 2/1/2024	2,170,000	2,220,344
County of King WA Sewer Revenue Series B, Class B, 5.00%, 7/1/2025	725,000	759,364
County of King, WA, General Obligation:
Series A, 4.00%, 1/1/2025	2,500,000	2,544,443
Series A, 4.00%, 1/1/2026	8,250,000	8,451,909
Series A, 4.00%, 1/1/2027	7,000,000	7,204,924
Security Description	Principal Amount	Value
Energy Northwest Series A, 5.00%, 7/1/2026	$5,000,000	$5,306,293
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2023	9,850,000	9,985,797
Series A, 5.00%, 7/1/2026	2,200,000	2,334,769
King County, WA, School District No. 412, General Obligation Series A, 4.00%, 12/1/2026	3,645,000	3,757,092
Pierce County, School District No 10 Tacoma, General Obligation Series B, 5.00%, 12/1/2025	10,005,000	10,551,825
Port of Seattle WA Revenue:
Series A, 5.00%, 8/1/2026	4,000,000	4,242,573
Series A, 5.00%, 8/1/2027	2,500,000	2,680,816
State of Washington:
5.00%, 8/1/2024	1,365,000	1,409,372
Series R-2018D, 5.00%, 8/1/2024	2,145,000	2,214,728
University of Washington, Revenue:
Series C, 5.00%, 4/1/2025	2,000,000	2,086,787
Series C, 5.00%, 4/1/2026	1,000,000	1,056,907
Washington, State General Obligation:
5.00%, 8/1/2025	500,000	524,509
Series 2020A, 5.00%, 8/1/2023	5,255,000	5,335,244
Series 2020C, 5.00%, 2/1/2025	3,000,000	3,121,864
Series A, 5.00%, 8/1/2024	9,000,000	9,292,564
Series A, 5.00%, 8/1/2025	13,275,000	13,925,718
Series B, 5.00%, 8/1/2025	540,000	566,470
Series C, 5.00%, 2/1/2024	11,860,000	12,144,475
Series D, 5.00%, 2/1/2023	800,000	805,089
Series D, 5.00%, 2/1/2026	515,000	544,174
Series R-2017A, 5.00%, 8/1/2025	1,100,000	1,153,920
Series R-2018D, 5.00%, 8/1/2023	1,015,000	1,030,499
Series R-2020A, 5.00%, 1/1/2023	505,000	507,395
Series R-2020A, 5.00%, 1/1/2025	9,960,000	10,350,853
Series R-2020C, 5.00%, 7/1/2024	15,000,000	15,466,546
Series R-2020C, 5.00%, 7/1/2025	10,550,000	11,050,061
Series R-2021B, 5.00%, 1/1/2025	10,000,000	10,392,423
Series R-2021C, 5.00%, 8/1/2023	4,500,000	4,568,715
		195,431,523

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
WEST VIRGINIA — 0.1%
West Virginia, State General Obligation Series A, 5.00%, 12/1/2024	$5,430,000	$5,636,777
WISCONSIN — 1.4%
City of Milwaukee WI, General Obligation Series N-4, 5.00%, 4/1/2025	7,000,000	7,244,256
Dane County, WI, General Obligation Series A, 4.00%, 6/1/2027	8,325,000	8,534,417
Madison, WI, General Obligation:
Series A, 2.00%, 10/1/2025	1,000,000	945,020
Series A, 4.00%, 10/1/2023	125,000	126,110
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/15/2023	415,000	415,830
Series N3, 5.00%, 4/1/2024	1,665,000	1,696,376
State of Wisconsin:
Series 1, 5.00%, 5/1/2027	6,465,000	6,925,428
Series 2021-2, 5.00%, 5/1/2026	2,250,000	2,379,979
State of Wisconsin, General Obligation:
Series 2, 5.00%, 11/1/2026	2,770,000	2,950,046
Series 2021-2, 5.00%, 5/1/2025	4,240,000	4,423,238
Wisconsin, State Revenue Series A, 5.00%, 5/1/2024	6,000,000	6,171,684
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2026	2,615,000	2,778,985
Series 2, 5.00%, 7/1/2026	1,000,000	1,062,710
Wisconsin, State Environmental Improvement Fund Revenue Series A, 5.00%, 6/1/2024	730,000	751,443
Wisconsin, State General Obligation:
Series 1, 5.00%, 11/1/2024	1,500,000	1,553,831
Series 2, 5.00%, 11/1/2023	8,745,000	8,918,560
Series A, 5.00%, 5/1/2024	505,000	519,450
Series A, 5.00%, 5/1/2025	3,850,000	4,016,384
Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2026	$3,060,000	$3,194,555
Series B, 5.00%, 5/1/2025	2,000,000	2,086,433
		66,694,735
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,813,506,269)		4,530,556,911
	Shares
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (e) (f) (Cost $48,193,498)	48,193,498	48,193,498
TOTAL INVESTMENTS — 99.1% (Cost $4,861,699,767)		4,578,750,409
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		40,912,895
NET ASSETS — 100.0%		$4,619,663,304
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.0%
Assured Guaranty Municipal Corp.	0.0% (b)
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2022.
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,530,556,911	$—	$4,530,556,911
Short-Term Investment	48,193,498	—	—	48,193,498
TOTAL INVESTMENTS	$48,193,498	$4,530,556,911	$—	$4,578,750,409
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	36,560,092	$36,560,092	$321,070,141	$309,436,735	$—	$—	48,193,498	$48,193,498	$156,795
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 23.9%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$200,000	$150,278
3.38%, 3/1/2041	292,000	193,342
4.65%, 10/1/2028 (b)	250,000	231,645
Omnicom Group, Inc. 2.45%, 4/30/2030	327,000	261,685
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	464,000	439,649
3.65%, 11/1/2024	321,000	311,954
WPP Finance 2010 3.75%, 9/19/2024	161,000	155,958
		1,744,511
AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
1.43%, 2/4/2024	335,000	318,501
1.95%, 2/1/2024	166,000	159,214
2.20%, 2/4/2026	1,341,000	1,190,500
2.25%, 6/15/2026 (b)	260,000	229,141
2.70%, 2/1/2027	514,000	446,882
2.75%, 2/1/2026	307,000	277,878
2.80%, 3/1/2024	137,000	132,058
2.85%, 10/30/2024	150,000	142,253
2.95%, 2/1/2030 (b)	340,000	273,680
3.10%, 5/1/2026 (b)	185,000	168,252
3.20%, 3/1/2029	234,000	195,676
3.25%, 2/1/2028	200,000	174,446
3.25%, 2/1/2035	187,000	132,160
3.45%, 11/1/2028	215,000	185,792
3.60%, 5/1/2034	171,000	128,293
3.63%, 2/1/2031	405,000	335,761
3.63%, 3/1/2048	555,000	344,022
3.83%, 3/1/2059	350,000	209,255
3.85%, 11/1/2048	232,000	150,181
3.90%, 5/1/2049	200,000	130,558
4.88%, 5/1/2025	902,000	879,982
5.04%, 5/1/2027	455,000	438,170
5.15%, 5/1/2030	1,089,000	1,008,403
5.71%, 5/1/2040	902,000	787,401
5.81%, 5/1/2050	1,077,000	937,205
5.88%, 2/15/2040	325,000	280,959
5.93%, 5/1/2060	955,000	818,177
6.13%, 2/15/2033	505,000	485,941
6.88%, 3/15/2039	445,000	433,933
General Dynamics Corp.:
2.13%, 8/15/2026	121,000	109,589
2.38%, 11/15/2024	95,000	90,608
3.25%, 4/1/2025	200,000	193,152
3.50%, 5/15/2025	309,000	300,601
3.63%, 4/1/2030 (b)	235,000	215,410
3.75%, 5/15/2028 (b)	315,000	295,980
Security Description	Principal Amount	Value
4.25%, 4/1/2040	$776,000	$681,150
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	370,500	276,315
3.85%, 12/15/2026	85,000	80,161
3.95%, 5/28/2024	124,000	121,917
4.40%, 6/15/2028	492,000	462,820
5.05%, 4/27/2045	120,000	105,980
6.15%, 12/15/2040	168,000	168,588
Lockheed Martin Corp.:
1.85%, 6/15/2030 (b)	691,000	561,368
2.80%, 6/15/2050	145,000	96,390
3.55%, 1/15/2026	147,000	142,096
3.60%, 3/1/2035	220,000	188,536
3.80%, 3/1/2045	655,000	521,347
4.07%, 12/15/2042	300,000	254,559
4.70%, 5/15/2046	362,000	328,254
Northrop Grumman Corp.:
2.93%, 1/15/2025	430,000	410,564
3.20%, 2/1/2027	257,000	237,543
3.25%, 1/15/2028	259,000	235,910
3.85%, 4/15/2045	250,000	191,455
4.40%, 5/1/2030	409,000	385,851
4.75%, 6/1/2043	349,000	306,656
5.05%, 11/15/2040	192,000	176,129
5.25%, 5/1/2050	402,000	384,694
Raytheon Technologies Corp.:
1.90%, 9/1/2031	511,000	390,511
2.25%, 7/1/2030	879,000	710,487
2.38%, 3/15/2032	1,448,000	1,141,198
2.82%, 9/1/2051	256,000	160,847
3.13%, 7/1/2050	269,000	180,521
3.20%, 3/15/2024	520,000	508,695
3.50%, 3/15/2027	325,000	304,278
3.75%, 11/1/2046	346,000	260,344
3.95%, 8/16/2025 (b)	642,000	626,149
4.13%, 11/16/2028	262,000	245,153
4.15%, 5/15/2045	190,000	152,137
4.45%, 11/16/2038	346,000	301,501
4.50%, 6/1/2042	918,000	792,289
4.63%, 11/16/2048	503,000	434,270
4.80%, 12/15/2043	105,000	92,597
Teledyne Technologies, Inc.:
0.95%, 4/1/2024	200,000	186,800
1.60%, 4/1/2026	250,000	217,520
2.25%, 4/1/2028	150,000	125,457
2.75%, 4/1/2031	340,000	268,243
		26,017,294
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.35%, 5/6/2025	415,000	385,298
2.45%, 2/4/2032 (b)	424,000	299,921
3.40%, 5/6/2030	193,000	156,594
3.40%, 2/4/2041	465,000	293,178
3.88%, 9/16/2046	66,000	41,844
4.00%, 2/4/2061	358,000	219,662

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 8/9/2042	$217,000	$148,337
4.40%, 2/14/2026	312,000	301,024
4.45%, 5/6/2050	210,000	140,301
4.50%, 5/2/2043	398,000	280,371
4.80%, 2/14/2029 (b)	781,000	720,855
5.38%, 1/31/2044 (b)	484,000	392,001
5.80%, 2/14/2039	154,000	133,402
5.95%, 2/14/2049	761,000	631,074
6.20%, 2/14/2059	1,000	868
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	351,000	322,801
2.70%, 9/15/2051	442,000	292,175
2.90%, 3/1/2032	183,000	154,602
BAT Capital Corp.:
2.26%, 3/25/2028	279,000	222,221
2.73%, 3/25/2031	770,000	569,084
2.79%, 9/6/2024	184,000	175,100
3.22%, 8/15/2024	505,000	485,916
3.22%, 9/6/2026	166,000	148,514
3.46%, 9/6/2029	317,000	255,930
3.73%, 9/25/2040	225,000	144,405
3.98%, 9/25/2050	165,000	101,977
4.39%, 8/15/2037	757,000	540,808
4.54%, 8/15/2047	682,000	454,287
4.70%, 4/2/2027	921,000	860,177
4.76%, 9/6/2049	522,000	358,045
5.28%, 4/2/2050 (b)	340,000	251,155
BAT International Finance PLC 1.67%, 3/25/2026	667,000	576,161
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025	193,000	173,700
3.25%, 8/15/2026	217,000	199,618
3.75%, 9/25/2027	238,000	218,543
Philip Morris International, Inc.:
0.88%, 5/1/2026 (b)	200,000	171,866
1.50%, 5/1/2025	207,000	189,724
1.75%, 11/1/2030 (b)	100,000	72,806
2.10%, 5/1/2030	370,000	281,067
2.75%, 2/25/2026 (b)	340,000	313,677
2.88%, 5/1/2024	106,000	102,724
3.13%, 3/2/2028 (b)	249,000	219,713
3.38%, 8/11/2025	515,000	492,953
3.38%, 8/15/2029 (b)	200,000	170,994
3.60%, 11/15/2023	775,000	767,126
4.13%, 3/4/2043	299,000	207,721
4.38%, 11/15/2041	250,000	183,985
4.88%, 11/15/2043 (b)	340,000	260,137
Reynolds American, Inc.:
4.45%, 6/12/2025	587,000	567,735
5.85%, 8/15/2045	465,000	364,639
6.15%, 9/15/2043	375,000	311,055
		15,327,871
Security Description	Principal Amount	Value
AIRLINES — 0.1%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	$137,727	$121,435
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	92,155	82,132
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	273,798	237,555
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	115,752	100,600
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	77,799	65,330
American Airlines 2021-1 Class A Pass Through Trust Series A, Class A, 2.88%, 1/11/2036	125,000	99,334
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	24,204	22,707
Delta Air Lines 2019-1 Class AA Pass Through Trust Series AA, 3.20%, 10/25/2025	108,000	103,978
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	102,380	84,075
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	225,461	199,689
Southwest Airlines Co.:
2.63%, 2/10/2030	322,000	258,669
3.00%, 11/15/2026	119,000	108,546
5.13%, 6/15/2027	410,000	401,546
5.25%, 5/4/2025	195,000	194,854
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	230,745	197,008
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	83,555	79,102

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	$87,451	$81,652
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	175,085	158,160
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	136,191	115,848
United Airlines 2016-2 Pass Through Trust Series AA, 2.88%, 4/7/2030	288,636	248,224
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	178,005	152,842
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	92,785	81,768
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	195,661	156,863
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	214,920	197,787
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	478,070	458,416
		4,008,120
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	540,000	492,837
2.75%, 3/27/2027	175,000	160,722
2.85%, 3/27/2030	530,000	461,243
3.25%, 3/27/2040	189,000	145,560
3.38%, 3/27/2050	353,000	261,315
3.63%, 5/1/2043	105,000	81,957
3.88%, 11/1/2045 (b)	242,000	195,957
PVH Corp. 4.63%, 7/10/2025	141,000	135,189
Ralph Lauren Corp.:
2.95%, 6/15/2030 (b)	200,000	168,090
3.75%, 9/15/2025	189,000	184,065
Tapestry, Inc.:
3.05%, 3/15/2032	175,000	130,914
4.13%, 7/15/2027	100,000	91,696
Security Description	Principal Amount	Value
VF Corp. 2.40%, 4/23/2025	$167,000	$156,047
		2,665,592
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
Series GMTN, 3.50%, 2/15/2028	334,000	306,953
Series GMTN, 3.55%, 1/12/2024	226,000	222,841
Series MTN, 0.75%, 8/9/2024	394,000	366,290
Series MTN, 1.20%, 7/8/2025	250,000	226,417
Series MTN, 1.30%, 9/9/2026	210,000	183,481
Series MTN, 1.80%, 1/13/2031 (b)	370,000	287,083
Series MTN, 2.00%, 3/24/2028 (b)	115,000	97,678
Series MTN, 2.15%, 9/10/2024	509,000	484,319
Series MTN, 2.25%, 1/12/2029	500,000	420,310
Series MTN, 2.35%, 1/8/2027	131,000	117,367
Series MTN, 2.90%, 2/16/2024	422,000	411,458
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	190,000	177,538
3.25%, 3/1/2032 (b)	125,000	99,198
Cummins, Inc.:
0.75%, 9/1/2025 (b)	152,000	136,382
1.50%, 9/1/2030	220,000	169,433
2.60%, 9/1/2050 (b)	121,000	75,474
3.65%, 10/1/2023	210,000	207,982
General Motors Co.:
4.20%, 10/1/2027 (b)	293,000	268,904
4.88%, 10/2/2023	375,000	373,414
5.00%, 10/1/2028	200,000	184,028
5.15%, 4/1/2038	224,000	181,429
5.20%, 4/1/2045	250,000	191,498
5.40%, 10/2/2023	288,000	287,980
5.40%, 10/15/2029	200,000	184,730
5.60%, 10/15/2032	190,000	169,478
5.95%, 4/1/2049	270,000	225,350
6.13%, 10/1/2025	651,000	652,458
6.25%, 10/2/2043	339,000	295,076
6.75%, 4/1/2046	427,000	389,339
6.80%, 10/1/2027	412,000	416,433
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	215,000	201,889
1.25%, 1/8/2026	339,000	291,448
1.50%, 6/10/2026	300,000	254,736
2.35%, 2/26/2027	207,000	175,637

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.35%, 1/8/2031	$284,000	$206,584
2.40%, 4/10/2028	200,000	160,200
2.70%, 8/20/2027	250,000	211,648
2.70%, 6/10/2031	200,000	147,304
2.75%, 6/20/2025	470,000	432,767
3.10%, 1/12/2032	285,000	214,317
3.50%, 11/7/2024	428,000	410,713
3.60%, 6/21/2030	760,000	615,676
3.85%, 1/5/2028	564,000	497,200
4.00%, 1/15/2025	384,000	369,335
4.00%, 10/6/2026	178,000	164,753
4.30%, 7/13/2025	661,000	632,048
4.35%, 4/9/2025	331,000	319,961
4.35%, 1/17/2027	383,000	355,493
5.00%, 4/9/2027	189,000	179,204
5.10%, 1/17/2024	688,000	684,285
5.25%, 3/1/2026	433,000	421,863
Honda Motor Co., Ltd. 2.53%, 3/10/2027 (b)	231,000	209,214
Magna International, Inc. 3.63%, 6/15/2024	155,000	151,847
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	219,000	261,120
PACCAR Financial Corp.:
4.95%, 10/3/2025	250,000	250,862
Series MTN, 0.35%, 2/2/2024	200,000	189,274
Series MTN, 0.90%, 11/8/2024	225,000	207,470
Series MTN, 1.10%, 5/11/2026	222,000	195,808
Toyota Motor Corp.:
0.68%, 3/25/2024	320,000	301,875
1.34%, 3/25/2026 (b)	371,000	329,500
3.67%, 7/20/2028	105,000	98,283
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	585,000	541,061
1.90%, 9/12/2031	350,000	271,103
3.05%, 3/22/2027	300,000	276,408
3.65%, 8/18/2025	295,000	285,510
3.65%, 1/8/2029	124,000	114,819
4.40%, 9/20/2024	350,000	347,833
4.55%, 9/20/2027	350,000	341,799
Series GMTN, 3.05%, 1/11/2028 (b)	85,000	77,429
Series MTN, 0.45%, 1/11/2024	292,000	277,146
Series MTN, 0.50%, 6/18/2024	836,000	778,968
Series MTN, 0.80%, 10/16/2025	235,000	208,351
Series MTN, 0.80%, 1/9/2026	182,000	160,240
Series MTN, 1.13%, 6/18/2026	175,000	153,251
Security Description	Principal Amount	Value
Series MTN, 1.65%, 1/10/2031 (b)	$170,000	$131,153
Series MTN, 1.80%, 2/13/2025 (b)	781,000	728,978
Series MTN, 1.90%, 4/6/2028 (b)	220,000	187,515
Series MTN, 2.00%, 10/7/2024	174,000	165,069
Series MTN, 2.25%, 10/18/2023	293,000	286,557
Series MTN, 2.90%, 4/17/2024	150,000	146,096
Series MTN, 3.00%, 4/1/2025	400,000	383,176
Series MTN, 3.38%, 4/1/2030	255,000	227,817
Series MTN, 3.40%, 4/14/2025	101,000	97,658
		23,140,572
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC 3.10%, 12/1/2051	350,000	195,853
Aptiv PLC :
4.35%, 3/15/2029	41,000	36,943
5.40%, 3/15/2049 (b)	310,000	253,912
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	155,000	104,414
BorgWarner, Inc. 2.65%, 7/1/2027 (b)	397,000	346,275
Lear Corp.:
3.50%, 5/30/2030	400,000	326,868
4.25%, 5/15/2029	286,000	251,998
5.25%, 5/15/2049	200,000	158,052
Magna International, Inc. 2.45%, 6/15/2030	300,000	243,087
		1,917,402
BANKS — 5.3%
Australia & New Zealand Banking Group, Ltd. Series MTN, 3.70%, 11/16/2025	449,000	433,577
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	391,000	344,854
1 year CMT + 2.70%, 6.14%, 9/14/2028 (c)	200,000	193,880
Banco Santander SA:
1.85%, 3/25/2026	550,000	476,234
2.71%, 6/27/2024	400,000	382,268
2.75%, 5/28/2025	682,000	623,723
2.96%, 3/25/2031 (b)	780,000	593,323
3.31%, 6/27/2029	1,015,000	864,364
3.49%, 5/28/2030 (b)	295,000	238,844
3.80%, 2/23/2028	185,000	160,722
3.89%, 5/24/2024	1,000,000	974,330

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.29%, 8/18/2027	$400,000	$377,912
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	650,000	539,565
1 year CMT + 1.60%, 3.23%, 11/22/2032 (c)	530,000	375,367
1 year CMT + 2.00%, 4.18%, 3/24/2028 (c)	200,000	180,958
Bank of America Corp.:
6.11%, 1/29/2037	519,000	501,956
7.75%, 5/14/2038	388,000	433,947
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	328,000	310,455
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	1,312,000	1,163,810
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	300,000	220,749
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	228,000	207,510
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	453,000	373,494
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (c)	680,250	492,161
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (c)	135,000	109,089
SOFR + 0.67%, 1.84%, 2/4/2025 (c)	980,000	931,862
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	1,179,000	1,095,892
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	1,601,000	1,373,466
SOFR + 1.05%, 2.55%, 2/4/2028 (c)	600,000	522,426
SOFR + 1.11%, 3.84%, 4/25/2025 (c)	500,000	486,400
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	950,000	727,329
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	1,100,000	823,097
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	1,311,000	1,021,584
SOFR + 1.33%, 2.97%, 2/4/2033 (c)	1,047,000	820,220
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	798,000	488,496
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	798,000	563,540
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	500,000	468,715
SOFR + 1.75%, 4.83%, 7/22/2026 (c)	450,000	439,371
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	1,250,000	1,121,725
Security Description	Principal Amount	Value
SOFR + 2.04%, 4.95%, 7/22/2028 (b) (c)	$718,000	$690,508
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	891,000	707,855
SOFR + 2.16%, 5.02%, 7/22/2033 (c)	1,700,000	1,581,493
Series GMTN, 3.50%, 4/19/2026	658,000	618,033
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	459,000	414,468
Series L, 3.95%, 4/21/2025	308,000	297,214
Series L, 4.18%, 11/25/2027	651,000	603,184
Series MTN, 3.25%, 10/21/2027	610,000	547,274
Series MTN, 4.00%, 4/1/2024	908,000	898,239
Series MTN, 4.00%, 1/22/2025	676,000	654,706
Series MTN, 4.13%, 1/22/2024	668,000	662,536
Series MTN, 4.20%, 8/26/2024	1,227,000	1,207,748
Series MTN, 4.25%, 10/22/2026	268,000	254,906
Series MTN, 5.00%, 1/21/2044	275,000	237,749
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	810,000	742,956
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	734,000	687,362
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	675,000	654,041
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (b) (c)	982,000	775,171
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	657,000	606,444
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	846,000	763,278
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	362,000	343,686
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	1,249,000	1,051,945
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	426,000	349,665
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	776,500	692,980

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	$614,000	$560,158
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	251,000	199,015
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	565,000	444,276
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	723,000	665,861
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	540,000	437,449
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	1,899,000	1,421,345
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (c)	30,000	27,441
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	820,000	779,336
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	541,000	492,348
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	630,000	550,021
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	664,000	588,829
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	506,000	374,501
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	632,000	470,777
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	300,000	177,930
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,256,000	809,706
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b) (c)	872,000	756,486
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	690,000	537,931
Bank of Montreal:
0.45%, 12/8/2023	455,000	432,609
2.15%, 3/8/2024 (b)	240,000	230,642
2.65%, 3/8/2027	400,000	357,092
4.25%, 9/14/2024	250,000	245,945
4.70%, 9/14/2027	250,000	241,587
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (c)	300,000	226,053
Security Description	Principal Amount	Value
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	$501,000	$494,382
Series E, 3.30%, 2/5/2024	717,000	701,814
Series MTN, 0.63%, 7/9/2024	330,000	305,587
Series MTN, 1.25%, 9/15/2026	280,000	239,624
Series MTN, 1.50%, 1/10/2025	145,000	133,536
Series MTN, 1.85%, 5/1/2025	100,000	92,153
Series MTN, 2.50%, 6/28/2024 (b)	655,000	628,263
Series MTN, SOFR + 0.6%, 0.95%, 1/22/2027 (c)	497,000	430,715
Bank of New York Mellon Corp Series MTN, 1.80%, 7/28/2031	114,000	87,220
Bank of New York Mellon Corp.:
2.05%, 1/26/2027	200,000	177,774
2.50%, 1/26/2032	255,000	202,526
3.40%, 5/15/2024	172,000	168,704
SOFR + 1.35%, 4.41%, 7/24/2026 (c)	300,000	293,301
Series 0012, 3.65%, 2/4/2024	125,000	123,265
Series J, 1.90%, 1/25/2029	200,000	164,752
Series MTN, 0.35%, 12/7/2023	175,000	166,700
Series MTN, 0.75%, 1/28/2026 (b)	100,000	87,847
Series MTN, 1.05%, 10/15/2026	190,000	163,687
Series MTN, 1.60%, 4/24/2025	599,000	552,997
Series MTN, 1.65%, 7/14/2028	233,000	193,103
Series MTN, 1.65%, 1/28/2031 (b)	130,000	99,407
Series MTN, 2.10%, 10/24/2024	300,000	284,124
Series MTN, 2.80%, 5/4/2026	299,000	280,070
Series MTN, 3.00%, 10/30/2028	174,000	151,380
Series MTN, 3.25%, 9/11/2024 (b)	212,000	206,547
Series MTN, 3.25%, 5/16/2027 (b)	149,000	139,360
Series MTN, 3.30%, 8/23/2029	945,000	834,350
Series MTN, 3.40%, 1/29/2028	156,000	143,125

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.95%, 11/18/2025	$394,000	$383,413
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (b) (c)	300,000	276,900
Bank of Nova Scotia:
0.65%, 7/31/2024	205,000	189,186
0.70%, 4/15/2024	380,000	356,087
1.05%, 3/2/2026	269,000	234,495
1.30%, 6/11/2025	642,000	578,063
1.30%, 9/15/2026	930,000	798,628
1.35%, 6/24/2026	100,000	87,079
1.45%, 1/10/2025	100,000	91,759
1.95%, 2/2/2027 (b)	570,000	495,866
2.15%, 8/1/2031 (b)	155,000	117,436
2.20%, 2/3/2025 (b)	327,000	305,559
2.70%, 8/3/2026 (b)	311,000	283,775
3.40%, 2/11/2024	433,000	424,621
4.50%, 12/16/2025	321,000	309,893
5 Year CMT + 2.05%, 4.59%, 5/4/2037 (c)	300,000	252,054
BankUnited, Inc. 4.88%, 11/17/2025	160,000	155,640
Barclays PLC:
3.65%, 3/16/2025	485,000	459,959
4.34%, 1/10/2028	181,000	161,653
4.38%, 9/11/2024	366,000	354,153
4.38%, 1/12/2026	430,000	406,298
4.84%, 5/9/2028 (b)	858,000	759,647
4.95%, 1/10/2047	690,000	534,336
5.25%, 8/17/2045 (b)	143,500	115,275
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	293,000	275,798
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	700,000	511,672
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	943,000	682,421
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	160,000	101,594
1 year CMT + 1.90%, 2.65%, 6/24/2031 (c)	300,000	223,200
1 year CMT + 2.30%, 5.30%, 8/9/2026 (c)	1,000,000	961,200
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	814,000	782,694
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	404,000	364,444
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	868,000	755,802
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	235,000	213,523
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (c)	725,500	537,349
Security Description	Principal Amount	Value
BPCE SA:
4.00%, 4/15/2024	$244,000	$239,562
Series MTN, 3.38%, 12/2/2026 (b)	261,000	240,966
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	268,000	254,801
0.95%, 10/23/2025	265,000	233,651
1.00%, 10/18/2024	375,000	345,956
2.25%, 1/28/2025	127,000	118,984
3.10%, 4/2/2024 (b)	498,000	485,057
Citibank NA Series BKNT, 3.65%, 1/23/2024	1,183,000	1,168,638
Citigroup, Inc.:
3.20%, 10/21/2026	1,206,000	1,104,756
3.40%, 5/1/2026	428,000	399,585
3.70%, 1/12/2026	701,000	663,237
3.75%, 6/16/2024	339,000	333,566
3.88%, 10/25/2023	151,000	149,061
3.88%, 3/26/2025	216,000	207,408
4.13%, 7/25/2028	536,000	484,292
4.30%, 11/20/2026	378,000	357,558
4.40%, 6/10/2025	501,000	487,137
4.45%, 9/29/2027	886,500	822,371
4.60%, 3/9/2026	752,000	727,124
4.65%, 7/23/2048	638,000	518,126
4.75%, 5/18/2046	592,000	469,610
5.30%, 5/6/2044	250,000	216,363
5.50%, 9/13/2025	438,000	437,242
5.88%, 1/30/2042	313,000	297,945
6.00%, 10/31/2033	203,000	197,765
6.68%, 9/13/2043	251,000	254,642
8.13%, 7/15/2039	170,000	201,000
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	759,000	732,496
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	404,000	361,212
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (c)	720,000	580,802
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (b) (c)	595,000	538,850
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	888,000	788,340
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	1,145,000	1,034,611
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	372,000	342,649

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	$435,000	$340,357
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	150,000	137,166
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	590,000	547,343
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	883,000	839,707
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	494,000	454,495
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	1,131,000	962,832
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	818,000	653,091
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	890,000	683,609
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	660,000	500,168
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	716,000	564,616
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	650,000	416,266
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	458,000	376,320
SOFR + 1.54%, 5.61%, 9/29/2026 (c)	500,000	497,240
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	167,000	140,085
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	926,000	851,985
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	901,000	709,718
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	1,268,000	1,189,257
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	880,000	791,349
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (c)	650,000	579,462
Citizens Bank NA/Providence RI:
SOFR + 2%, 4.58%, 8/9/2028 (c)	300,000	286,590
Series BKNT, 2.25%, 4/28/2025	250,000	231,963
Series BKNT, 3.75%, 2/18/2026	397,000	376,900
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	200,000	157,088
2.85%, 7/27/2026	123,000	112,550
3.25%, 4/30/2030 (b)	141,000	115,463
5 Year CMT + 2.75%, 5.64%, 5/21/2037 (c)	500,000	461,670
Comerica Bank:
SOFR + 2.61%, 5.33%, 8/25/2033 (c)	250,000	233,243
Security Description	Principal Amount	Value
Series BKNT, 2.50%, 7/23/2024	$120,000	$114,828
Comerica, Inc. 4.00%, 2/1/2029	180,000	167,144
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	200,000	188,898
1.38%, 1/10/2025	250,000	230,523
3.88%, 8/22/2024	335,000	328,504
4.38%, 8/4/2025	477,000	456,055
5.25%, 8/4/2045 (b)	141,000	119,844
5.75%, 12/1/2043	159,000	145,169
Series BKNT, 3.75%, 7/21/2026	480,000	443,323
Series BKNT, 5.25%, 5/24/2041	343,000	341,947
Series MTN, 3.38%, 5/21/2025 (b)	361,000	346,986
Credit Suisse AG:
0.50%, 2/2/2024	685,000	637,893
1.25%, 8/7/2026	522,000	430,326
2.95%, 4/9/2025 (b)	763,000	701,037
Series MTN, 3.63%, 9/9/2024	772,000	735,647
Credit Suisse Group AG:
3.75%, 3/26/2025	100,000	93,189
4.55%, 4/17/2026	342,000	314,972
4.88%, 5/15/2045	684,000	486,878
Deutsche Bank AG:
0.90%, 5/28/2024	300,000	277,446
1.69%, 3/19/2026	202,000	175,968
4.10%, 1/13/2026	200,000	189,702
COR, 5.37%, 9/9/2027	500,000	482,975
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	675,000	619,231
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	540,000	438,496
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	600,000	488,676
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	606,000	515,203
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	495,000	461,924
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	590,000	449,155
SOFR + 3.19%, 6.12%, 7/14/2026 (c)	165,000	160,335
Discover Bank:
2.45%, 9/12/2024	370,000	350,005
Series BKNT, 2.70%, 2/6/2030	175,000	137,176
Series BKNT, 3.45%, 7/27/2026	312,000	284,095
Series BKNT, 4.65%, 9/13/2028 (b)	255,000	231,094
Fifth Third Bancorp:
2.38%, 1/28/2025	336,000	314,126

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 1/25/2024	$311,000	$305,290
3.95%, 3/14/2028	230,000	215,264
8.25%, 3/1/2038	405,000	481,334
SOFR + 1.66%, 4.34%, 4/25/2033 (c)	450,000	400,711
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	400,000	372,492
Fifth Third Bank NA:
Class BKNT, 2.25%, 2/1/2027 (b)	150,000	133,595
Series BKNT, 3.85%, 3/15/2026	285,000	269,128
Series BKNT, 3.95%, 7/28/2025	242,000	236,095
First Horizon Bank Series BKNT, 5.75%, 5/1/2030 (b)	145,000	140,728
First Republic Bank Series BKNT, 4.63%, 2/13/2047	356,000	289,268
First-Citizens Bank & Trust Co.:
6.13%, 3/9/2028 (b)	222,000	220,086
Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (c)	150,000	140,991
FNB Corp. 5.15%, 8/25/2025	125,000	123,286
Goldman Sachs Capital I 6.35%, 2/15/2034	305,000	299,995
Goldman Sachs Group, Inc.:
1.22%, 12/6/2023	500,000	479,575
2.60%, 2/7/2030	387,000	312,115
3.50%, 1/23/2025	602,000	578,588
3.50%, 4/1/2025	546,000	522,129
3.50%, 11/16/2026	1,723,000	1,590,622
3.63%, 2/20/2024	815,000	801,324
3.75%, 5/22/2025	791,000	759,020
3.75%, 2/25/2026	491,000	465,453
3.80%, 3/15/2030	547,000	474,566
3.85%, 1/26/2027	773,000	720,637
4.00%, 3/3/2024	1,241,000	1,223,787
4.25%, 10/21/2025	287,000	276,688
4.75%, 10/21/2045	455,000	378,774
5.15%, 5/22/2045	311,000	259,368
5.95%, 1/15/2027	196,000	198,560
6.13%, 2/15/2033 (b)	387,000	390,595
6.25%, 2/1/2041	725,000	719,193
6.45%, 5/1/2036	230,000	225,460
6.75%, 10/1/2037	1,735,000	1,733,612
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	594,000	540,914
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	134,000	106,259
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	$640,500	$532,665
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	787,000	712,668
SOFR + 0.49%, 0.93%, 10/21/2024 (c)	965,000	915,910
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	601,000	537,877
SOFR + 0.73%, 1.76%, 1/24/2025 (c)	335,000	318,431
SOFR + 0.8%, 1.43%, 3/9/2027 (c)	678,000	583,555
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	1,338,000	1,143,281
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	857,000	634,000
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	345,000	299,684
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	749,000	573,869
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	793,000	614,757
SOFR + 1.41%, 3.10%, 2/24/2033 (b) (c)	987,000	784,083
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	265,000	170,337
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	652,000	440,478
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	659,000	456,502
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	500,000	469,650
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	1,421,000	1,073,409
Series MTN, 3.85%, 7/8/2024	543,000	531,662
Series MTN, 4.80%, 7/8/2044	676,000	560,580
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	560,000	483,650
HSBC Holdings PLC:
3.90%, 5/25/2026	300,000	281,178
4.25%, 3/14/2024 (b)	583,000	570,903
4.25%, 8/18/2025	742,000	705,813
4.38%, 11/23/2026 (b)	390,000	363,909
4.95%, 3/31/2030 (b)	555,000	510,683
5.25%, 3/14/2044	289,000	234,032
6.10%, 1/14/2042	124,000	119,622
6.50%, 5/2/2036	510,000	482,307
6.50%, 9/15/2037	1,309,000	1,222,645
6.80%, 6/1/2038	793,000	769,892
7.63%, 5/17/2032	100,000	104,763

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	$711,000	$687,523
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	722,000	681,221
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	1,147,000	1,021,667
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	1,111,000	998,389
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	717,000	605,413
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	783,000	719,460
SOFR + 1.1%, 2.25%, 11/22/2027 (c)	575,000	483,000
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	1,350,000	992,587
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	705,000	589,324
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	235,000	182,602
SOFR + 1.4%, 2.63%, 11/7/2025 (c)	612,000	566,871
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	477,000	347,833
SOFR + 1.51%, 4.18%, 12/9/2025 (c)	300,000	286,857
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	375,000	333,829
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	528,000	424,818
SOFR + 1.93%, 2.10%, 6/4/2026 (b) (c)	623,000	558,333
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	200,000	147,266
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	200,000	183,494
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	466,000	357,138
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	415,000	342,595
SOFR + 2.61%, 5.21%, 8/11/2028 (b) (c)	295,000	276,270
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	295,000	261,155
Huntington Bancshares, Inc.:
2.55%, 2/4/2030	199,000	161,268
2.63%, 8/6/2024	167,000	159,612
4.00%, 5/15/2025	175,000	169,453
5 Year CMT + 1.17%, 2.49%, 8/15/2036 (c)	335,000	236,296
SOFR + 2.05%, 5.02%, 5/17/2033 (c)	282,000	261,933
Security Description	Principal Amount	Value
Huntington National Bank:
SOFR + 1.21%, 4.01%, 5/16/2025 (c)	$250,000	$244,845
Series BKNT, 3.55%, 10/6/2023 (b)	180,000	177,973
Industrial & Commercial Bank of China, Ltd. 3.54%, 11/8/2027	219,000	207,163
ING Groep NV:
3.55%, 4/9/2024 (b)	233,000	227,084
3.95%, 3/29/2027 (b)	401,000	369,321
4.05%, 4/9/2029 (b)	131,000	115,808
4.10%, 10/2/2023	721,000	711,584
4.55%, 10/2/2028 (b)	305,000	279,200
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	337,000	257,101
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	405,000	343,958
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	352,000	301,770
Intesa Sanpaolo SpA 5.25%, 1/12/2024	220,000	217,690
JPMorgan Chase & Co.:
2.95%, 10/1/2026 (b)	1,023,000	938,337
3.13%, 1/23/2025	873,000	836,936
3.20%, 6/15/2026 (b)	618,000	573,714
3.30%, 4/1/2026	757,000	709,945
3.63%, 5/13/2024	413,000	406,045
3.63%, 12/1/2027 (b)	315,000	286,228
3.88%, 2/1/2024	300,000	297,033
3.88%, 9/10/2024	911,000	891,541
3.90%, 7/15/2025	588,000	569,390
4.13%, 12/15/2026 (b)	407,000	384,468
4.25%, 10/1/2027	307,000	287,766
5.40%, 1/6/2042	249,000	230,091
5.60%, 7/15/2041	363,000	344,966
6.40%, 5/15/2038	640,000	655,373
7.63%, 10/15/2026	773,000	841,140
8.00%, 4/29/2027	500,000	548,880
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (c)	350,000	323,865
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (c)	587,000	501,122
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (c)	790,000	579,370
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (c)	744,000	680,939
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	457,000	404,838
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	928,000	913,384
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	255,000	230,645

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	$728,000	$704,529
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	802,000	701,373
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	415,000	307,789
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	805,000	732,260
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	581,000	531,452
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	322,000	295,313
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	834,000	654,298
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	606,000	549,048
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	1,064,000	796,713
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	293,000	230,784
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	260,000	243,225
SOFR + 0.49%, 0.77%, 8/9/2025 (b) (c)	335,000	307,178
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	585,000	541,289
SOFR + 0.61%, 1.56%, 12/10/2025 (b) (c)	850,000	779,322
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	835,000	706,811
SOFR + 0.8%, 1.05%, 11/19/2026 (b) (c)	799,000	692,070
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	800,000	691,536
SOFR + 0.92%, 2.60%, 2/24/2026 (c)	500,000	465,165
SOFR + 0.98%, 3.85%, 6/14/2025 (c)	600,000	583,620
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	330,000	267,904
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	914,000	676,214
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	474,000	444,546
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	214,000	189,647
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	544,000	413,543
Security Description	Principal Amount	Value
SOFR + 1.25%, 2.58%, 4/22/2032 (b) (c)	$1,171,000	$906,237
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	980,000	771,887
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	551,000	377,286
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	342,000	214,232
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	1,003,000	817,385
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	454,000	297,129
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	415,000	381,016
SOFR + 1.8%, 4.59%, 4/26/2033 (c)	310,000	279,152
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	869,000	791,676
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	471,000	400,425
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	350,000	276,608
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	2,178,000	2,011,448
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	540,000	338,742
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	993,000	684,961
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	675,000	536,490
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	575,000	543,277
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	1,004,000	914,985
KeyBank NA:
Series BKNT, 3.40%, 5/20/2026 (b)	80,000	74,143
Series BKNT, 3.90%, 4/13/2029	416,000	366,321
Series BKNT, 4.39%, 12/14/2027	100,000	95,563
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	572,000	496,261
Series MTN, 2.55%, 10/1/2029 (b)	314,500	256,956
Series MTN, 4.10%, 4/30/2028 (b)	279,000	259,077
Series MTN, 4.15%, 10/29/2025	170,000	164,305
Kreditanstalt fuer Wiederaufbau:
1.25%, 1/31/2025	2,385,000	2,223,726
3.00%, 5/20/2027	725,000	689,482
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	795,000	755,091

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 1.75%, 7/27/2026	$452,000	$411,212
Lloyds Banking Group PLC:
3.75%, 1/11/2027	309,000	282,803
3.90%, 3/12/2024	258,000	252,652
4.34%, 1/9/2048 (b)	550,000	386,859
4.38%, 3/22/2028	299,000	272,290
4.45%, 5/8/2025	538,000	520,838
4.50%, 11/4/2024	455,000	444,485
4.55%, 8/16/2028 (b)	602,000	548,314
4.58%, 12/10/2025	430,908	414,533
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	205,000	174,303
1 year CMT + 1.75%, 4.72%, 8/11/2026 (c)	190,000	182,731
1 year CMT + 2.30%, 4.98%, 8/11/2033 (c)	400,000	348,468
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	746,000	719,413
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	635,000	556,546
Manufacturers & Traders Trust Co. Series BKNT, 3.40%, 8/17/2027	200,000	179,922
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	488,000	437,848
2.05%, 7/17/2030	230,000	175,541
2.19%, 2/25/2025	715,000	662,798
2.56%, 2/25/2030 (b)	453,000	363,881
2.76%, 9/13/2026 (b)	168,000	151,546
2.80%, 7/18/2024	305,000	292,629
3.20%, 7/18/2029	529,000	446,915
3.29%, 7/25/2027 (b)	125,000	112,658
3.41%, 3/7/2024	211,000	206,196
3.68%, 2/22/2027 (b)	215,000	199,013
3.74%, 3/7/2029 (b)	613,000	548,402
3.75%, 7/18/2039	360,000	281,977
3.85%, 3/1/2026	99,000	93,860
3.96%, 3/2/2028	118,000	108,548
4.05%, 9/11/2028 (b)	204,000	186,660
4.15%, 3/7/2039 (b)	93,000	76,598
1 year CMT + 0.45%, 0.96%, 10/11/2025 (c)	410,000	373,330
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	450,000	414,211
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	289,000	245,462
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	500,000	427,035
1 year CMT + 0.83%, 2.34%, 1/19/2028 (c)	423,000	365,929
1 year CMT + 1.10%, 2.85%, 1/19/2033 (c)	900,000	697,374
Security Description	Principal Amount	Value
1 year CMT + 1.55%, 5.06%, 9/12/2025 (c)	$200,000	$197,844
1 year CMT + 1.70%, 4.79%, 7/18/2025 (c)	250,000	246,637
1 year CMT + 1.90%, 5.35%, 9/13/2028 (c)	200,000	194,972
1 year CMT + 1.95%, 5.02%, 7/20/2028 (b) (c)	367,000	352,533
1 year CMT + 2.13%, 5.13%, 7/20/2033 (c)	875,000	819,971
1 year CMT + 2.13%, 5.47%, 9/13/2033 (c)	200,000	192,814
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	612,000	458,572
1 year CMT + 0.97%, 2.49%, 10/13/2032 (b) (c)	280,000	211,562
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	500,000	369,375
2.84%, 9/13/2026 (b)	147,000	131,183
3.17%, 9/11/2027	272,000	239,874
4.02%, 3/5/2028 (b)	110,000	100,605
1 year CMT + 0.67%, 1.23%, 5/22/2027 (b) (c)	245,000	207,336
1 year CMT + 2.05%, 5.41%, 9/13/2028 (b) (c)	250,000	244,442
1 year CMT + 2.40%, 5.67%, 9/13/2033 (c)	250,000	240,490
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	422,000	383,231
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (c)	275,000	215,042
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	200,000	166,488
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	304,000	273,864
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	327,000	309,741
SOFR + 1.53%, 1.98%, 9/8/2031 (c)	252,500	186,461
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	338,000	255,937
1 year CMT + 0.75%, 1.55%, 7/9/2027 (c)	357,000	303,418
1 year CMT + 0.87%, 2.17%, 5/22/2032 (b) (c)	200,000	146,646
1 year CMT + 0.90%, 2.26%, 7/9/2032 (b) (c)	130,000	95,948
Morgan Stanley:
3.63%, 1/20/2027	200,000	186,302
3.95%, 4/23/2027	697,000	648,050
4.30%, 1/27/2045	569,000	451,695
4.38%, 1/22/2047	165,000	131,939

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/24/2025	$553,000	$546,336
6.38%, 7/24/2042	1,065,000	1,104,959
7.25%, 4/1/2032	573,000	622,261
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	739,000	667,044
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	517,000	412,354
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	487,000	448,327
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	632,000	545,245
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	1,221,000	1,054,871
SOFR + 0.94%, 2.63%, 2/18/2026 (c)	1,350,000	1,257,727
SOFR + 1%, 2.48%, 1/21/2028 (c)	345,000	301,872
SOFR + 1.16%, 3.62%, 4/17/2025 (c)	500,000	485,480
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	370,000	292,437
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	851,000	609,801
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	400,000	279,028
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	520,000	486,387
SOFR + 1.67%, 4.68%, 7/17/2026 (c)	670,000	652,278
SOFR + 2.08%, 4.89%, 7/20/2033 (b) (c)	1,040,000	967,054
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	695,000	626,306
Series F, 3.88%, 4/29/2024	901,000	885,710
Series GMTN, 3.70%, 10/23/2024	200,000	195,102
Series GMTN, 3.88%, 1/27/2026	853,000	813,719
Series GMTN, 4.00%, 7/23/2025	832,000	807,572
Series GMTN, 4.35%, 9/8/2026	803,000	766,841
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	972,000	875,898
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	324,000	298,138
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	795,000	744,700
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	1,000,000	852,750
Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	$707,000	$572,359
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	1,038,000	780,524
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	244,000	221,267
Series MTN, 3.13%, 7/27/2026	1,026,000	945,613
Series MTN, 6.25%, 8/9/2026 (b)	200,000	204,646
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	555,000	505,766
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	470,000	345,610
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	355,000	259,555
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	435,000	412,437
Series MTN, SOFR + 1.2%, 2.51%, 10/20/2032 (c)	830,000	635,315
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	278,000	167,603
National Australia Bank, Ltd. Series BKNT, 2.50%, 7/12/2026	497,000	454,536
National Bank of Canada:
Series FXD, 0.75%, 8/6/2024	395,000	364,384
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	315,000	298,488
Natwest Group PLC:
4.80%, 4/5/2026	321,000	307,852
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	567,000	476,722
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	947,000	814,827
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	545,000	496,615
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	595,000	578,245
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	291,000	255,076
5 Year CMT + 2.10%, 3.75%, 11/1/2029 (c)	282,000	261,098
5 Year CMT + 2.35%, 3.03%, 11/28/2035 (c)	359,000	255,023

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Northern Trust Corp.:
1.95%, 5/1/2030	$241,000	$191,549
4.00%, 5/10/2027 (b)	303,000	293,343
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	496,000	446,846
PNC Bank NA:
2.50%, 8/27/2024	217,000	208,040
Series BKNT, 2.70%, 10/22/2029	675,000	552,298
Series BKNT, 2.95%, 2/23/2025	229,000	218,880
Series BKNT, 3.10%, 10/25/2027	195,000	178,101
Series BKNT, 3.25%, 6/1/2025	210,000	201,405
Series BKNT, 3.25%, 1/22/2028	175,000	160,563
Series BKNT, 3.88%, 4/10/2025	133,000	128,643
Series BKNT, 4.05%, 7/26/2028	269,000	247,426
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	249,000	236,635
2.55%, 1/22/2030	636,000	525,012
3.15%, 5/19/2027 (b)	202,000	185,600
3.45%, 4/23/2029	302,000	270,677
3.50%, 1/23/2024 (b)	637,000	626,884
3.90%, 4/29/2024	257,000	253,250
SOFR + 0.98%, 2.31%, 4/23/2032 (b) (c)	221,000	174,104
Regions Financial Corp.:
1.80%, 8/12/2028 (b)	438,500	360,280
2.25%, 5/18/2025 (b)	410,532	380,707
Royal Bank of Canada:
0.65%, 7/29/2024	405,000	375,714
4.24%, 8/3/2027 (b)	500,000	477,780
Series FXD, 2.05%, 1/21/2027 (b)	170,000	149,258
Series GMTN, 0.43%, 1/19/2024 (b)	365,000	346,133
Series GMTN, 0.75%, 10/7/2024	469,000	430,997
Series GMTN, 0.88%, 1/20/2026 (b)	452,000	392,878
Series GMTN, 1.15%, 7/14/2026 (b)	570,000	491,557
Series GMTN, 1.40%, 11/2/2026	200,000	171,462
Series GMTN, 1.60%, 1/21/2025	250,000	231,393
Series GMTN, 2.25%, 11/1/2024 (b)	509,000	482,079
Series GMTN, 2.55%, 7/16/2024 (b)	319,000	306,288
Security Description	Principal Amount	Value
Series GMTN, 3.70%, 10/5/2023	$792,000	$784,286
Series MTN, 0.50%, 10/26/2023	325,000	311,233
Series MTN, 1.15%, 6/10/2025 (b)	612,000	552,036
Series MTN, 2.30%, 11/3/2031	300,000	230,685
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	290,000	260,092
3.45%, 6/2/2025	382,000	358,240
4.40%, 7/13/2027	397,000	365,403
4.50%, 7/17/2025	183,000	175,151
SOFR + 2.33%, 5.81%, 9/9/2026 (c)	145,000	141,798
3.50%, 6/7/2024	415,000	402,226
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	197,000	169,792
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	247,000	243,599
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	500,000	461,615
SOFR + 1.22%, 2.47%, 1/11/2028 (b) (c)	500,000	416,385
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	245,000	182,572
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	275,000	238,288
Santander UK PLC 4.00%, 3/13/2024	300,000	295,056
Sumitomo Mitsui Banking Corp. 3.95%, 1/10/2024	220,000	217,373
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	372,000	322,818
1.40%, 9/17/2026	250,000	213,890
1.47%, 7/8/2025	945,000	851,426
1.71%, 1/12/2031 (b)	248,000	180,363
1.90%, 9/17/2028	450,000	360,837
2.14%, 9/23/2030	410,000	307,754
2.17%, 1/14/2027 (b)	200,000	174,442
2.22%, 9/17/2031 (b)	450,000	337,356
2.35%, 1/15/2025	105,000	98,313
2.45%, 9/27/2024	249,000	235,584
2.47%, 1/14/2029	250,000	205,823
2.63%, 7/14/2026	406,000	366,922
2.70%, 7/16/2024	521,000	498,040
2.72%, 9/27/2029	295,000	241,918
2.75%, 1/15/2030	672,000	545,086
2.93%, 9/17/2041 (b)	125,000	82,739
3.01%, 10/19/2026 (b)	258,000	235,123

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.04%, 7/16/2029	$1,058,000	$889,037
3.05%, 1/14/2042 (b)	100,000	68,447
3.20%, 9/17/2029	325,000	272,802
3.36%, 7/12/2027	281,000	255,713
3.45%, 1/11/2027 (b)	260,000	239,262
3.78%, 3/9/2026 (b)	269,000	255,278
3.94%, 10/16/2023	130,000	128,803
3.94%, 7/19/2028 (b)	77,000	70,908
SVB Financial Group:
1.80%, 10/28/2026 (b)	248,000	212,975
1.80%, 2/2/2031	76,000	54,234
3.13%, 6/5/2030	401,500	324,737
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	305,324	302,481
Synchrony Bank 5.63%, 8/23/2027	250,000	238,902
Synovus Financial Corp. 5.20%, 8/11/2025	250,000	245,312
Toronto-Dominion Bank:
0.55%, 3/4/2024	630,000	592,339
1.25%, 12/13/2024	404,000	372,718
2.35%, 3/8/2024	136,000	131,191
3.20%, 3/10/2032	350,000	287,609
4.29%, 9/13/2024	200,000	196,988
COR, 4.69%, 9/15/2027	200,000	193,378
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (b) (c)	400,000	366,564
Series FXD, 1.45%, 1/10/2025 (b)	280,000	259,283
Series FXD, 1.95%, 1/12/2027 (b)	288,000	250,759
Series GMTN, 2.45%, 1/12/2032	100,000	77,162
Series GMTN, 3.25%, 3/11/2024	206,000	201,239
Series MTN, 0.70%, 9/10/2024	278,000	256,213
Series MTN, 0.75%, 9/11/2025 (b)	770,000	679,494
Series MTN, 0.75%, 1/6/2026	250,000	216,660
Series MTN, 1.15%, 6/12/2025	560,000	504,269
Series MTN, 1.20%, 6/3/2026	250,000	216,708
Series MTN, 1.25%, 9/10/2026	1,000,000	855,280
Series MTN, 2.00%, 9/10/2031	187,000	139,915
Series MTN, 2.65%, 6/12/2024	421,000	404,324
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	115,000	90,185
Security Description	Principal Amount	Value
Series BKNT, 1.50%, 3/10/2025	$296,000	$272,293
Series BKNT, 2.15%, 12/6/2024	562,000	529,016
Series BKNT, 3.30%, 5/15/2026	171,000	158,570
Series BKNT, 3.63%, 9/16/2025	268,000	256,050
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (c)	560,000	520,632
Series BNKT, 3.20%, 4/1/2024	416,000	406,024
Truist Financial Corp.:
4.00%, 5/1/2025	195,000	189,957
SOFR + 1.46%, 4.26%, 7/28/2026 (c)	200,000	194,908
Series MTN, 1.13%, 8/3/2027	172,000	141,140
Series MTN, 1.20%, 8/5/2025 (b)	178,000	160,189
Series MTN, 1.95%, 6/5/2030	173,000	135,385
Series MTN, 2.50%, 8/1/2024	260,000	249,018
Series MTN, 2.85%, 10/26/2024	648,000	623,596
Series MTN, 3.70%, 6/5/2025	240,000	231,514
Series MTN, 3.75%, 12/6/2023	414,000	410,291
Series MTN, 3.88%, 3/19/2029 (b)	559,000	506,337
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	268,000	233,680
US Bancorp:
1.45%, 5/12/2025	375,000	344,644
2.40%, 7/30/2024	368,000	353,298
3.38%, 2/5/2024	265,000	260,516
5 Year CMT + 0.95%, 2.49%, 11/3/2036 (c)	624,000	471,944
SOFR + 1.66%, 4.55%, 7/22/2028 (c)	871,000	841,769
SOFR + 2.11%, 4.97%, 7/22/2033 (c)	100,000	93,809
Series DMTN, 3.00%, 7/30/2029	257,000	221,632
Series MTN, 1.38%, 7/22/2030	304,000	228,955
Series MTN, 3.10%, 4/27/2026 (b)	347,000	324,237
Series MTN, 3.60%, 9/11/2024	209,000	205,152
Series MTN, 3.70%, 1/30/2024	321,000	317,386

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.90%, 4/26/2028 (b)	$192,000	$181,248
Series MTN, 3.95%, 11/17/2025	200,000	194,908
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b) (c)	321,000	283,693
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	140,000	112,101
Series V, 2.38%, 7/22/2026	410,000	374,793
US Bank NA Series BKNT, 2.80%, 1/27/2025	100,000	95,640
Valley National Bancorp. 3 Month SOFR + 2.36%, 3.00%, 6/15/2031 (c)	105,000	93,881
Wachovia Corp.:
5.50%, 8/1/2035	380,000	352,515
7.57%, 8/1/2026 (d)	306,000	324,415
Webster Financial Corp. 4.10%, 3/25/2029	72,000	65,606
Wells Fargo & Co.:
3.00%, 4/22/2026	1,128,000	1,033,350
3.00%, 10/23/2026	1,139,000	1,032,481
3.90%, 5/1/2045	215,000	159,094
4.48%, 1/16/2024	243,000	241,632
5.38%, 11/2/2043	539,000	469,507
5.61%, 1/15/2044	1,042,000	934,122
SOFR + 1.32%, 3.91%, 4/25/2026 (c)	490,000	468,357
SOFR + 2%, 2.19%, 4/30/2026 (c)	617,000	564,049
SOFR + 2.1%, 4.90%, 7/25/2033 (c)	2,561,000	2,355,813
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	453,000	311,501
Series B, 7.95%, 11/15/2029	400,000	438,740
Series GMTN, 4.30%, 7/22/2027	77,000	72,093
Series GMTN, 4.90%, 11/17/2045	346,000	282,848
Series MTN, 3.00%, 2/19/2025	1,075,000	1,021,551
Series MTN, 3.30%, 9/9/2024	863,000	833,865
Series MTN, 3.55%, 9/29/2025	769,000	732,226
Series MTN, 4.10%, 6/3/2026	956,000	910,485
Series MTN, 4.15%, 1/24/2029	834,000	767,247
Series MTN, 4.40%, 6/14/2046	888,000	678,503
Series MTN, 4.65%, 11/4/2044	596,000	472,992
Security Description	Principal Amount	Value
Series MTN, 4.75%, 12/7/2046	$859,000	$687,106
Series MTN, 3 Month SOFR + 1.43%, 2.88%, 10/30/2030 (c)	760,000	625,632
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	971,000	894,097
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	843,000	767,358
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	705,000	637,687
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	159,000	147,388
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	911,000	851,311
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	595,000	476,238
Series MTN, SOFR + 1.5%, 3.35%, 3/2/2033 (c)	1,235,000	1,003,746
Series MTN, SOFR + 2.1%, 2.39%, 6/2/2028 (c)	569,000	487,861
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	850,000	690,497
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b) (c)	509,000	465,704
Series MTN, SOFR + 4.5%, 5.01%, 4/4/2051 (c)	1,421,000	1,219,744
Wells Fargo Bank NA:
Series BKNT, 5.85%, 2/1/2037	236,000	225,850
Series BKNT, 6.60%, 1/15/2038	354,000	369,721
Westpac Banking Corp.:
1.15%, 6/3/2026	500,000	438,125
1.95%, 11/20/2028	500,000	416,500
2.15%, 6/3/2031 (b)	250,000	199,588
2.35%, 2/19/2025 (b)	285,000	269,735
2.70%, 8/19/2026	269,000	247,502
2.96%, 11/16/2040 (b)	267,000	170,501
3.13%, 11/18/2041	465,000	297,767
3.30%, 2/26/2024	289,000	284,486
3.35%, 3/8/2027	407,000	380,118
3.40%, 1/25/2028 (b)	112,000	103,150
4.42%, 7/24/2039 (b)	210,000	168,302
1 year CMT + 2.68%, 5.41%, 8/10/2033 (c)	700,000	630,588
5 Year CMT + 1.53%, 3.02%, 11/18/2036 (c)	1,050,000	772,485

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5 Year CMT + 2.00%, 4.11%, 7/24/2034 (c)	$700,000	$596,008
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (c)	803,000	594,501
Series GMTN, 5 Year USD ISDA + 2.24%, 4.32%, 11/23/2031 (c)	405,000	369,899
Zions Bancorp NA 3.25%, 10/29/2029	157,000	128,847
		319,134,917
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	788,000	757,654
4.70%, 2/1/2036	1,284,000	1,157,577
4.90%, 2/1/2046	2,527,000	2,190,126
Anheuser-Busch InBev Finance, Inc.:
4.70%, 2/1/2036	362,000	326,043
4.90%, 2/1/2046	557,000	474,497
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	608,000	462,755
4.00%, 4/13/2028 (b)	436,000	414,126
4.38%, 4/15/2038	314,000	268,413
4.44%, 10/6/2048	338,000	273,942
4.50%, 6/1/2050 (b)	1,018,000	837,050
4.60%, 4/15/2048	695,500	576,535
4.60%, 6/1/2060	281,000	223,336
4.75%, 1/23/2029	1,143,000	1,115,168
4.75%, 4/15/2058	315,000	256,423
4.90%, 1/23/2031 (b)	653,000	639,215
4.95%, 1/15/2042	325,000	288,889
5.45%, 1/23/2039	517,000	490,612
5.55%, 1/23/2049	1,186,000	1,115,658
5.80%, 1/23/2059	600,000	573,192
8.20%, 1/15/2039	246,000	295,205
Brown-Forman Corp.:
4.00%, 4/15/2038	480,000	402,101
4.50%, 7/15/2045 (b)	40,000	34,644
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	286,511	236,062
1.38%, 3/15/2031	309,000	235,922
1.45%, 6/1/2027 (b)	318,000	275,407
1.50%, 3/5/2028 (b)	145,000	123,818
1.65%, 6/1/2030	222,000	176,918
1.75%, 9/6/2024 (b)	207,000	197,749
2.00%, 3/5/2031	183,000	147,897
2.13%, 9/6/2029	130,000	109,698
2.50%, 3/15/2051	274,000	171,245
2.60%, 6/1/2050	381,000	245,067
2.75%, 6/1/2060 (b)	550,000	343,266
2.88%, 5/5/2041	254,000	187,084
2.90%, 5/25/2027 (b)	414,000	384,188
Security Description	Principal Amount	Value
3.00%, 3/5/2051	$313,000	$218,731
3.38%, 3/25/2027 (b)	772,000	736,017
3.45%, 3/25/2030	709,000	647,133
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	200,000	146,630
2.75%, 1/22/2030	250,000	214,803
5.25%, 11/26/2043	1,000	947
Constellation Brands, Inc.:
2.25%, 8/1/2031	160,000	122,750
3.15%, 8/1/2029	293,000	252,168
3.60%, 2/15/2028	467,000	426,749
4.40%, 11/15/2025	97,000	94,951
4.50%, 5/9/2047	261,000	211,011
4.65%, 11/15/2028	223,000	210,911
4.75%, 11/15/2024	391,000	389,459
5.25%, 11/15/2048	450,000	404,501
Diageo Capital PLC:
1.38%, 9/29/2025	200,000	181,408
2.00%, 4/29/2030	437,000	350,050
2.13%, 4/29/2032	193,000	149,540
3.88%, 5/18/2028	235,000	221,372
Diageo Captial PLC:
2.13%, 10/24/2024 (b)	180,000	170,705
2.38%, 10/24/2029	118,000	98,674
Diageo Investment Corp.:
4.25%, 5/11/2042	103,000	86,831
7.45%, 4/15/2035	221,000	258,139
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	674,000	461,360
4.38%, 5/10/2043 (b)	475,000	382,537
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031 (b)	240,000	186,420
2.55%, 9/15/2026	122,000	110,156
3.13%, 12/15/2023 (b)	135,000	132,636
3.20%, 5/1/2030	376,000	320,860
3.43%, 6/15/2027	288,000	266,109
3.80%, 5/1/2050	215,000	152,835
4.05%, 4/15/2032	375,000	330,000
4.42%, 5/25/2025	247,000	243,305
4.42%, 12/15/2046	597,000	476,197
4.50%, 11/15/2045	283,000	228,924
4.60%, 5/25/2028	100,000	96,442
Molson Coors Beverage Co.:
4.20%, 7/15/2046	316,000	235,177
5.00%, 5/1/2042	467,000	393,807
Molson Coors Brewing Co. 3.00%, 7/15/2026	590,000	539,030
PepsiCo, Inc.:
0.40%, 10/7/2023	445,000	427,903
1.40%, 2/25/2031 (b)	172,000	132,203
1.63%, 5/1/2030	181,000	145,039
1.95%, 10/21/2031 (b)	270,000	214,885
2.25%, 3/19/2025	494,000	467,867

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 10/21/2041	$803,000	$560,406
2.75%, 4/30/2025 (b)	574,000	548,698
2.75%, 3/19/2030	942,000	816,422
2.75%, 10/21/2051	200,000	134,982
2.88%, 10/15/2049	233,000	165,043
3.00%, 10/15/2027 (b)	353,000	325,939
3.45%, 10/6/2046	375,000	293,591
3.60%, 3/1/2024 (b)	117,000	115,757
7.00%, 3/1/2029	200,000	223,624
COR, 3.90%, 7/18/2032	260,000	240,539
COR, 4.20%, 7/18/2052	1,200,000	1,062,648
		32,032,303
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	266,000	219,277
2.20%, 2/21/2027 (b)	720,000	641,246
2.30%, 2/25/2031	460,000	366,450
2.45%, 2/21/2030	200,000	165,086
2.60%, 8/19/2026 (b)	228,000	209,395
2.80%, 8/15/2041	330,000	225,977
3.00%, 2/22/2029 (b)	290,000	253,927
3.00%, 1/15/2052	536,000	338,361
3.13%, 5/1/2025	272,000	261,090
3.15%, 2/21/2040	539,000	388,678
3.20%, 11/2/2027 (b)	358,000	328,368
3.35%, 2/22/2032	540,000	461,187
3.38%, 2/21/2050	780,000	532,756
3.63%, 5/22/2024	500,000	491,240
4.05%, 8/18/2029	100,000	92,044
4.20%, 2/22/2052	829,000	651,685
4.40%, 5/1/2045	600,000	489,300
4.40%, 2/22/2062	250,000	194,447
4.56%, 6/15/2048	194,000	162,172
4.66%, 6/15/2051	556,000	469,926
4.95%, 10/1/2041	238,000	214,605
5.15%, 11/15/2041	185,000	168,613
Baxalta, Inc. 4.00%, 6/23/2025	509,000	493,572
Biogen, Inc.:
2.25%, 5/1/2030 (b)	474,000	374,669
3.15%, 5/1/2050	233,000	150,064
3.25%, 2/15/2051	273,000	176,049
4.05%, 9/15/2025	540,000	524,189
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	125,000	113,507
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (b)	204,000	168,329
1.65%, 10/1/2030 (b)	228,000	174,801
2.60%, 10/1/2040	427,000	283,229
2.95%, 3/1/2027 (b)	400,000	364,444
3.50%, 2/1/2025	429,000	414,534
3.65%, 3/1/2026	937,000	891,499
3.70%, 4/1/2024	681,000	670,710
4.00%, 9/1/2036	170,000	141,420
4.15%, 3/1/2047	100,000	79,067
Security Description	Principal Amount	Value
4.50%, 2/1/2045	$401,000	$333,568
4.75%, 3/1/2046	648,000	564,499
4.80%, 4/1/2044	337,000	294,036
Illumina, Inc. 2.55%, 3/23/2031 (b)	350,000	267,946
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	428,000	323,923
2.80%, 9/15/2050 (b)	320,000	193,251
Royalty Pharma PLC:
1.20%, 9/2/2025	490,438	433,979
1.75%, 9/2/2027	260,000	214,479
2.15%, 9/2/2031	140,000	103,337
2.20%, 9/2/2030	105,000	80,259
3.30%, 9/2/2040	440,000	297,348
3.55%, 9/2/2050	475,000	296,808
		15,749,346
BUILDING MATERIALS — 0.1%
Carrier Global Corp.:
2.24%, 2/15/2025	635,000	593,217
2.49%, 2/15/2027	215,000	190,797
2.70%, 2/15/2031	236,000	189,975
2.72%, 2/15/2030	682,000	562,902
3.38%, 4/5/2040	217,000	156,696
3.58%, 4/5/2050	377,000	260,548
Fortune Brands Home & Security, Inc. 3.25%, 9/15/2029	200,000	165,834
Johnson Controls International PLC:
3.90%, 2/14/2026	99,000	95,172
4.50%, 2/15/2047	253,000	201,778
4.95%, 7/2/2064 (d)	341,000	272,909
5.13%, 9/14/2045	240,000	207,770
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	171,000	132,971
Lennox International, Inc.:
1.35%, 8/1/2025	195,000	173,919
3.00%, 11/15/2023	126,000	122,827
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027 (b)	361,000	333,088
4.25%, 7/2/2024	142,000	139,776
Series CB, 2.50%, 3/15/2030	347,000	278,870
Masco Corp.:
1.50%, 2/15/2028	125,000	100,856
2.00%, 10/1/2030	270,000	203,305
3.50%, 11/15/2027	120,000	108,404
4.50%, 5/15/2047 (b)	365,000	280,167
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	216,000	179,922
Owens Corning:
3.40%, 8/15/2026	86,000	79,438

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 6/1/2030	$181,000	$158,230
3.95%, 8/15/2029 (b)	176,000	157,444
4.30%, 7/15/2047	226,000	167,898
4.40%, 1/30/2048	320,000	239,370
Vulcan Materials Co.:
3.50%, 6/1/2030 (b)	225,000	192,755
3.90%, 4/1/2027	305,000	287,710
4.50%, 4/1/2025	147,000	144,629
4.50%, 6/15/2047	199,000	161,690
		6,540,867
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	80,000	72,768
1.85%, 5/15/2027	548,000	481,928
2.05%, 5/15/2030	223,000	182,699
2.80%, 5/15/2050 (b)	207,000	138,036
Cabot Corp.:
4.00%, 7/1/2029	205,000	179,834
5.00%, 6/30/2032	150,000	135,534
Celanese US Holdings LLC:
1.40%, 8/5/2026	212,000	171,542
3.50%, 5/8/2024	7,000	6,727
6.05%, 3/15/2025	150,000	146,562
6.17%, 7/15/2027	250,000	236,172
6.33%, 7/15/2029	1,550,000	1,447,173
CF Industries, Inc.:
4.95%, 6/1/2043	585,000	471,925
5.15%, 3/15/2034	142,000	128,553
5.38%, 3/15/2044	133,000	112,870
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	175,000	134,456
3.60%, 11/15/2050	276,000	187,975
4.38%, 11/15/2042	400,000	315,720
4.63%, 10/1/2044	190,000	151,941
4.80%, 11/30/2028	106,000	101,028
4.80%, 5/15/2049	250,000	206,290
5.25%, 11/15/2041	589,000	528,433
7.38%, 11/1/2029	118,000	128,852
9.40%, 5/15/2039	90,000	114,412
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	892,000	886,452
4.49%, 11/15/2025	591,000	581,331
4.73%, 11/15/2028 (b)	301,000	287,103
5.32%, 11/15/2038	446,000	405,878
5.42%, 11/15/2048 (b)	431,000	387,301
Eastman Chemical Co.:
4.65%, 10/15/2044	314,000	247,281
4.80%, 9/1/2042	387,000	317,282
Ecolab, Inc.:
1.30%, 1/30/2031	190,000	142,831
2.13%, 8/15/2050	75,000	42,475
2.70%, 11/1/2026 (b)	250,000	231,388
2.75%, 8/18/2055	228,000	140,950
3.25%, 12/1/2027 (b)	103,000	95,836
Security Description	Principal Amount	Value
4.80%, 3/24/2030 (b)	$263,000	$257,288
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	115,000	105,798
FMC Corp.:
3.20%, 10/1/2026 (b)	170,000	156,890
3.45%, 10/1/2029	170,000	145,846
4.50%, 10/1/2049	215,000	165,617
Huntsman International LLC 4.50%, 5/1/2029	315,000	277,553
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	515,000	390,627
Linde, Inc.:
1.10%, 8/10/2030	190,250	143,694
3.20%, 1/30/2026	211,000	201,503
3.55%, 11/7/2042 (b)	286,000	225,671
Lubrizol Corp. 6.50%, 10/1/2034	70,000	76,819
LYB International Finance B.V. 4.88%, 3/15/2044	126,000	102,357
LYB International Finance III LLC:
1.25%, 10/1/2025	75,429	66,428
2.25%, 10/1/2030	383,000	297,614
3.38%, 10/1/2040	200,000	137,628
3.63%, 4/1/2051 (b)	341,000	223,017
3.80%, 10/1/2060	450,000	282,325
4.20%, 10/15/2049	423,000	303,321
LyondellBasell Industries NV:
4.63%, 2/26/2055	224,000	168,815
5.75%, 4/15/2024	521,000	525,033
Mosaic Co.:
4.05%, 11/15/2027	256,000	238,958
4.25%, 11/15/2023	121,000	120,188
4.88%, 11/15/2041	525,000	425,161
NewMarket Corp. 2.70%, 3/18/2031	515,000	392,059
Nutrien, Ltd.:
2.95%, 5/13/2030	200,000	167,428
3.00%, 4/1/2025 (b)	125,000	119,345
3.95%, 5/13/2050	300,000	227,313
4.00%, 12/15/2026 (b)	128,000	122,276
4.13%, 3/15/2035	260,000	221,026
4.90%, 6/1/2043	140,000	121,818
5.00%, 4/1/2049	115,000	101,790
5.63%, 12/1/2040	150,000	141,342
5.88%, 12/1/2036	230,000	228,277
PPG Industries, Inc.:
1.20%, 3/15/2026	160,000	139,634
2.80%, 8/15/2029	90,000	77,182
3.75%, 3/15/2028	163,000	150,993
RPM International, Inc.:
3.75%, 3/15/2027	231,000	213,245
4.25%, 1/15/2048	360,000	263,462

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Sherwin-Williams Co.:
2.20%, 3/15/2032	$415,000	$314,122
2.30%, 5/15/2030	175,000	140,147
2.90%, 3/15/2052	155,000	93,188
2.95%, 8/15/2029	470,000	402,517
3.45%, 8/1/2025	148,000	141,429
3.45%, 6/1/2027 (b)	219,000	201,375
3.80%, 8/15/2049	300,000	216,660
3.95%, 1/15/2026	100,000	96,613
Westlake Corp.:
0.88%, 8/15/2024	315,000	293,974
2.88%, 8/15/2041 (b)	201,000	127,213
3.13%, 8/15/2051 (b)	96,000	59,197
3.38%, 6/15/2030	200,000	169,992
3.38%, 8/15/2061	248,000	143,086
3.60%, 8/15/2026 (b)	100,000	93,264
4.38%, 11/15/2047	110,000	83,155
		19,848,811
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	149,000	115,836
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	212,000	163,628
1.70%, 5/15/2028	125,000	107,149
3.38%, 9/15/2025	239,000	231,806
Block Financial LLC 3.88%, 8/15/2030	292,000	249,202
Brown University in Providence in the State of Rhode Island and Providence Plant Series A, 2.92%, 9/1/2050	125,000	88,621
California Endowment Series 2021, 2.50%, 4/1/2051	325,000	206,967
California Institute of Technology:
3.65%, 9/1/2119	180,000	112,705
4.32%, 8/1/2045	339,000	296,744
4.70%, 11/1/2111	100,000	83,366
Case Western Reserve University 5.41%, 6/1/2122	295,000	268,904
Cintas Corp. No. 2 3.70%, 4/1/2027	111,000	105,212
Duke University:
Series 2020, 2.68%, 10/1/2044	206,000	147,900
Series 2020, 2.83%, 10/1/2055	188,000	122,892
Emory University Series 2020, 2.97%, 9/1/2050	187,000	130,980
Security Description	Principal Amount	Value
Equifax, Inc.:
2.35%, 9/15/2031	$263,000	$198,099
2.60%, 12/1/2024	235,000	222,977
2.60%, 12/15/2025 (b)	204,000	186,729
3.10%, 5/15/2030	275,000	227,761
5.10%, 12/15/2027	115,000	111,464
Ford Foundation Series 2020, 2.42%, 6/1/2050 (b)	25,000	15,456
George Washington University:
4.87%, 9/15/2045	412,000	375,233
Series 2014, 4.30%, 9/15/2044	255,000	216,929
Georgetown University:
Series A, 5.22%, 10/1/2118	130,000	109,831
Series B, 4.32%, 4/1/2049	135,000	110,772
Global Payments, Inc.:
1.20%, 3/1/2026	390,000	335,583
2.65%, 2/15/2025	231,000	215,662
2.90%, 5/15/2030	283,000	226,476
2.90%, 11/15/2031	350,000	268,194
3.20%, 8/15/2029	337,000	281,115
4.15%, 8/15/2049 (b)	582,000	401,970
4.45%, 6/1/2028	250,000	229,570
4.80%, 4/1/2026	160,000	154,926
GXO Logistics, Inc. 1.65%, 7/15/2026	425,000	349,333
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	294,000	250,009
Series A, 2.81%, 1/1/2060	180,000	113,056
Leland Stanford Junior University:
2.41%, 6/1/2050	255,000	162,726
3.65%, 5/1/2048	275,000	231,319
Massachusetts Institute of Technology:
3.07%, 4/1/2052	270,000	197,540
3.89%, 7/1/2116	269,000	193,277
4.68%, 7/1/2114	125,000	106,669
Series F, 2.99%, 7/1/2050	205,000	150,119
Moody's Corp.:
2.00%, 8/19/2031 (b)	168,000	128,293
2.55%, 8/18/2060	88,000	47,502
2.75%, 8/19/2041	150,000	99,533
3.10%, 11/29/2061	300,000	182,019
3.75%, 2/25/2052 (b)	335,000	247,542
4.88%, 2/15/2024	123,000	123,134
4.88%, 12/17/2048	122,000	107,238
5.25%, 7/15/2044	144,000	132,218
Northwestern University Series 2017, 3.66%, 12/1/2057	310,000	241,462
Novant Health, Inc.:
2.64%, 11/1/2036	95,000	69,170

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.32%, 11/1/2061 (b)	$70,000	$46,971
PayPal Holdings, Inc.:
1.65%, 6/1/2025	189,000	174,407
2.30%, 6/1/2030 (b)	355,000	289,140
2.40%, 10/1/2024	478,000	456,653
2.65%, 10/1/2026	230,000	211,218
2.85%, 10/1/2029	394,000	337,433
3.25%, 6/1/2050	247,000	167,002
4.40%, 6/1/2032 (b)	239,000	222,856
President and Fellows of Harvard College:
3.15%, 7/15/2046	225,000	172,994
3.30%, 7/15/2056	287,500	214,067
Quanta Services, Inc.:
2.35%, 1/15/2032	110,000	81,041
2.90%, 10/1/2030	551,000	443,704
3.05%, 10/1/2041	130,000	82,390
RELX Capital, Inc. 3.00%, 5/22/2030	208,000	175,234
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	135,000	84,160
S&P Global, Inc.:
1.25%, 8/15/2030 (b)	289,000	217,184
2.30%, 8/15/2060	115,000	60,331
3.25%, 12/1/2049	396,000	277,766
3.70%, 3/1/2052 (e)	500,000	378,590
4.25%, 5/1/2029 (e)	585,000	550,070
4.75%, 8/1/2028 (e)	450,000	439,902
Thomas Jefferson University 3.85%, 11/1/2057	230,000	169,342
Triton Container International, Ltd./TAL International Container Corp. 3.25%, 3/15/2032	175,000	128,191
Trustees of Boston College 3.13%, 7/1/2052	210,000	145,679
Trustees of Boston University Series CC, 4.06%, 10/1/2048	505,000	415,024
Trustees of Princeton University 5.70%, 3/1/2039	225,000	243,162
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	325,000	209,693
University of Chicago:
3.00%, 10/1/2052	145,000	103,614
Series C, 2.55%, 4/1/2050	280,000	186,628
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	369,000	286,230
University of Southern California:
2.81%, 10/1/2050	268,000	184,440
3.03%, 10/1/2039	250,000	192,210
Security Description	Principal Amount	Value
Series 21A, 2.95%, 10/1/2051	$365,000	$253,518
Series A, 3.23%, 10/1/2120	315,000	182,533
Verisk Analytics, Inc.:
3.63%, 5/15/2050	200,000	137,264
4.00%, 6/15/2025	143,000	138,395
5.50%, 6/15/2045 (b)	285,000	267,934
William Marsh Rice University 3.77%, 5/15/2055	145,000	117,879
Yale University Series 2020, 1.48%, 4/15/2030	275,000	220,226
		18,117,893
COMPUTERS — 0.6%
Apple, Inc.:
0.55%, 8/20/2025	213,000	190,731
0.70%, 2/8/2026 (b)	877,000	772,418
1.13%, 5/11/2025	452,000	414,859
1.20%, 2/8/2028	700,000	586,012
1.25%, 8/20/2030	230,000	177,601
1.40%, 8/5/2028	626,000	521,214
1.65%, 5/11/2030 (b)	647,000	519,826
1.65%, 2/8/2031	560,000	441,426
1.70%, 8/5/2031	400,000	313,660
1.80%, 9/11/2024 (b)	200,000	190,614
2.05%, 9/11/2026 (b)	637,000	579,409
2.20%, 9/11/2029	787,000	670,752
2.38%, 2/8/2041	235,000	163,069
2.40%, 8/20/2050	155,000	96,794
2.45%, 8/4/2026	903,000	834,399
2.55%, 8/20/2060	200,000	120,256
2.65%, 5/11/2050	591,000	390,285
2.65%, 2/8/2051	832,000	545,942
2.70%, 8/5/2051 (b)	585,000	385,568
2.75%, 1/13/2025	477,000	459,093
2.80%, 2/8/2061	650,000	407,335
2.85%, 5/11/2024	326,000	318,042
2.85%, 8/5/2061	272,000	171,722
2.95%, 9/11/2049	272,000	191,991
3.00%, 2/9/2024	605,000	593,947
3.00%, 6/20/2027 (b)	502,000	471,529
3.00%, 11/13/2027 (b)	538,000	497,720
3.20%, 5/11/2027 (b)	731,000	689,231
3.25%, 2/23/2026	217,000	208,155
3.35%, 2/9/2027	610,000	582,605
3.35%, 8/8/2032 (b)	500,000	444,880
3.45%, 5/6/2024	609,000	599,299
3.75%, 9/12/2047	468,000	380,030
3.75%, 11/13/2047	452,000	368,131
3.85%, 5/4/2043	639,000	537,731
3.85%, 8/4/2046	528,000	437,358
3.95%, 8/8/2052	315,000	262,625
4.25%, 2/9/2047 (b)	597,000	531,330
4.38%, 5/13/2045	824,000	739,375

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 5/6/2044	$250,000	$229,490
4.50%, 2/23/2036	370,000	358,541
4.65%, 2/23/2046	1,125,000	1,048,691
CGI, Inc.:
1.45%, 9/14/2026	510,000	441,237
2.30%, 9/14/2031	450,000	334,503
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (e)	246,000	151,971
3.45%, 12/15/2051 (e)	762,000	435,201
4.00%, 7/15/2024	298,000	292,174
4.90%, 10/1/2026	353,000	340,701
5.30%, 10/1/2029	355,500	331,205
5.85%, 7/15/2025	590,000	594,667
6.02%, 6/15/2026	1,440,000	1,445,760
8.10%, 7/15/2036	283,000	300,189
8.35%, 7/15/2046	156,000	168,920
DXC Technology Co.:
1.80%, 9/15/2026	300,000	257,076
2.38%, 9/15/2028 (b)	150,000	122,894
Fortinet, Inc. 1.00%, 3/15/2026	410,000	353,104
Genpact Luxembourg Sarl 3.38%, 12/1/2024	155,000	148,557
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	320,000	303,837
1.75%, 4/1/2026	165,000	146,863
4.45%, 10/2/2023	585,000	582,104
4.90%, 10/15/2025	890,000	882,266
HP, Inc.:
3.00%, 6/17/2027 (b)	461,000	409,234
3.40%, 6/17/2030	228,000	185,097
4.20%, 4/15/2032	354,000	288,220
6.00%, 9/15/2041	152,000	132,141
International Business Machines Corp.:
1.95%, 5/15/2030	303,000	240,591
2.20%, 2/9/2027	145,000	129,133
2.72%, 2/9/2032 (b)	305,000	247,925
2.85%, 5/15/2040	175,000	121,182
2.95%, 5/15/2050	200,000	125,600
3.00%, 5/15/2024	1,195,000	1,162,986
3.30%, 5/15/2026	1,644,000	1,550,276
3.43%, 2/9/2052 (b)	150,000	102,117
3.45%, 2/19/2026	351,000	334,847
3.50%, 5/15/2029	476,000	430,175
3.63%, 2/12/2024	871,000	858,362
4.00%, 7/27/2025	200,000	195,982
4.00%, 6/20/2042 (b)	258,000	202,909
4.15%, 5/15/2039	689,000	567,963
4.25%, 5/15/2049 (b)	828,000	654,468
7.13%, 12/1/2096	163,000	189,326
COR, 4.90%, 7/27/2052	150,000	131,471
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	150,000	120,572
Security Description	Principal Amount	Value
2.70%, 10/15/2028	$804,000	$591,390
4.10%, 10/15/2041	225,000	129,011
Leidos, Inc.:
2.30%, 2/15/2031	240,000	176,875
3.63%, 5/15/2025	110,000	105,311
4.38%, 5/15/2030	341,000	298,351
NetApp, Inc.:
1.88%, 6/22/2025	387,000	353,300
2.38%, 6/22/2027	150,000	132,398
2.70%, 6/22/2030	218,000	177,033
3.30%, 9/29/2024	131,000	126,999
Teledyne FLIR LLC 2.50%, 8/1/2030	85,000	66,473
Western Digital Corp.:
2.85%, 2/1/2029	525,000	408,046
3.10%, 2/1/2032	251,000	171,373
		37,194,052
CONSTRUCTION MATERIALS — 0.0% (a)
Johnson Controls International PLC / Tyco Fire & Security Finance SCA COR, 4.90%, 12/1/2032	100,000	94,634
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series MTN, 3.25%, 3/15/2024	151,000	149,019
Series MTN, 3.70%, 8/1/2047	148,000	122,516
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (b)	155,000	122,994
2.38%, 12/1/2029	135,000	114,028
3.13%, 12/1/2049 (b)	345,000	243,594
3.15%, 3/15/2027	190,000	177,796
4.15%, 3/15/2047	477,000	398,696
GSK Consumer Healthcare Capital UK PLC 3.13%, 3/24/2025 (e)	670,000	633,123
GSK Consumer Healthcare Capital US LLC:
3.38%, 3/24/2027 (e)	659,000	598,853
3.63%, 3/24/2032 (b) (e)	725,000	614,104
4.00%, 3/24/2052 (b) (e)	200,000	147,314
Procter & Gamble Co.:
0.55%, 10/29/2025	150,000	133,455
1.20%, 10/29/2030 (b)	360,000	277,236
1.90%, 2/1/2027 (b)	200,000	180,882
1.95%, 4/23/2031	250,000	203,162
2.45%, 11/3/2026	234,000	217,210
2.80%, 3/25/2027	100,000	92,910
3.00%, 3/25/2030	1,995,000	1,786,103
3.55%, 3/25/2040	160,000	134,162
Unilever Capital Corp.:
1.38%, 9/14/2030	210,000	161,530
1.75%, 8/12/2031	175,000	134,776

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 7/28/2026	$187,000	$169,426
2.60%, 5/5/2024 (b)	294,000	285,054
2.90%, 5/5/2027	301,000	277,278
3.25%, 3/7/2024	140,000	137,476
3.50%, 3/22/2028 (b)	287,000	268,856
5.90%, 11/15/2032	753,000	797,171
		8,578,724
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	150,000	117,445
4.20%, 5/15/2047	100,000	84,150
4.60%, 6/15/2045	172,000	155,172
		356,767
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	775,000	707,776
1.75%, 1/30/2026 (b)	230,000	196,691
2.45%, 10/29/2026	930,000	786,268
2.88%, 8/14/2024	400,000	377,916
3.00%, 10/29/2028	600,000	483,732
3.15%, 2/15/2024	535,000	513,787
3.30%, 1/30/2032	782,000	589,863
3.40%, 10/29/2033	661,000	479,033
3.50%, 1/15/2025	300,000	282,666
3.85%, 10/29/2041 (b)	400,000	266,568
3.88%, 1/23/2028	365,000	316,134
4.45%, 10/1/2025	117,000	110,756
4.45%, 4/3/2026	370,000	345,598
4.63%, 10/15/2027	230,000	207,665
4.88%, 1/16/2024	260,000	256,087
6.50%, 7/15/2025	240,000	239,818
Series 3NC1, 1.75%, 10/29/2024	424,000	385,454
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	200,000	165,408
3.50%, 8/1/2025	100,000	95,696
Air Lease Corp.:
0.80%, 8/18/2024	110,000	100,356
1.88%, 8/15/2026	350,000	296,611
2.20%, 1/15/2027	200,000	169,034
2.88%, 1/15/2032	200,000	150,770
3.13%, 12/1/2030	150,000	118,425
3.25%, 3/1/2025	198,000	185,473
3.25%, 10/1/2029	143,000	116,133
4.63%, 10/1/2028	336,000	301,026
Series GMTN, 3.75%, 6/1/2026	221,000	201,941
Series MTN, 0.70%, 2/15/2024	695,000	649,484
Series MTN, 2.30%, 2/1/2025	100,000	91,743
Security Description	Principal Amount	Value
Series MTN, 2.88%, 1/15/2026	$213,000	$190,967
Series MTN, 3.00%, 2/1/2030	384,000	304,113
Series MTN, 4.25%, 2/1/2024	350,000	343,843
Aircastle, Ltd.:
4.13%, 5/1/2024	120,000	115,547
4.25%, 6/15/2026	107,000	95,954
Ally Financial, Inc.:
1.45%, 10/2/2023	428,000	412,960
3.88%, 5/21/2024	200,000	194,784
4.63%, 3/30/2025	207,000	202,684
5.13%, 9/30/2024	351,000	349,073
8.00%, 11/1/2031	665,000	700,490
American Express Co.:
2.50%, 7/30/2024	563,000	539,095
2.55%, 3/4/2027	665,000	593,792
3.00%, 10/30/2024	327,000	315,146
3.13%, 5/20/2026	366,000	341,829
3.30%, 5/3/2027	482,000	445,146
3.40%, 2/22/2024	528,000	518,037
3.63%, 12/5/2024	248,000	241,135
3.95%, 8/1/2025	390,000	377,941
4.05%, 5/3/2029	335,000	308,327
4.05%, 12/3/2042 (b)	133,000	108,363
4.20%, 11/6/2025	568,000	554,107
SOFR + 1.76%, 4.42%, 8/3/2033 (b) (c)	600,000	546,078
SOFR + 2.26%, 4.99%, 5/26/2033	150,000	140,319
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	123,000	113,597
3.00%, 4/2/2025	286,000	273,282
4.00%, 10/15/2023	215,000	213,443
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	50,000	42,374
BGC Partners, Inc. 3.75%, 10/1/2024	100,000	96,009
BlackRock, Inc.:
1.90%, 1/28/2031	230,000	179,943
2.40%, 4/30/2030	217,000	179,492
3.20%, 3/15/2027	468,000	440,884
3.25%, 4/30/2029	369,000	331,528
3.50%, 3/18/2024	319,000	314,158
Brookfield Finance I UK PLC 2.34%, 1/30/2032	250,000	187,305
Brookfield Finance LLC 3.45%, 4/15/2050	369,000	229,784
Brookfield Finance, Inc.:
2.72%, 4/15/2031	130,000	103,037
3.50%, 3/30/2051	197,000	124,232
3.63%, 2/15/2052	250,000	163,965
3.90%, 1/25/2028 (b)	166,000	149,941
4.25%, 6/2/2026	100,000	95,437

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 4/15/2030	$383,000	$340,924
4.70%, 9/20/2047	224,000	177,361
4.85%, 3/29/2029	225,000	210,478
Capital One Financial Corp.:
3.30%, 10/30/2024	405,000	390,278
3.65%, 5/11/2027	262,000	240,375
3.75%, 7/28/2026	308,000	284,925
3.75%, 3/9/2027	571,000	526,262
3.80%, 1/31/2028	353,000	318,911
3.90%, 1/29/2024	550,000	542,047
4.20%, 10/29/2025	317,760	304,891
4.25%, 4/30/2025	193,000	187,783
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	325,000	276,763
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	300,000	225,210
SOFR + 1.29%, 2.64%, 3/3/2026 (c)	435,000	403,980
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	504,000	357,981
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	500,000	419,445
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	400,000	380,744
SOFR + 2.6%, 5.25%, 7/26/2030 (c)	650,000	608,042
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	659,000	500,445
3.00%, 3/16/2032	350,000	289,341
Charles Schwab Corp:
2.75%, 10/1/2029	214,000	184,297
3.30%, 4/1/2027	306,000	286,030
Charles Schwab Corp.:
0.75%, 3/18/2024	881,000	833,505
0.90%, 3/11/2026	531,000	461,715
1.15%, 5/13/2026	266,000	232,564
1.65%, 3/11/2031	275,000	207,476
2.00%, 3/20/2028 (b)	550,000	473,099
2.30%, 5/13/2031	200,000	159,608
2.45%, 3/3/2027	105,000	94,464
2.90%, 3/3/2032	315,000	260,136
3.00%, 3/10/2025 (b)	118,000	113,127
3.20%, 3/2/2027	111,000	103,516
3.20%, 1/25/2028 (b)	198,000	181,408
3.25%, 5/22/2029 (b)	197,000	177,534
3.45%, 2/13/2026	198,000	190,573
4.63%, 3/22/2030	147,000	141,999
CI Financial Corp. 3.20%, 12/17/2030	572,000	411,886
CME Group, Inc.:
3.00%, 3/15/2025	227,000	217,557
3.75%, 6/15/2028	274,000	258,516
5.30%, 9/15/2043	178,000	176,462
Credit Suisse USA, Inc. 7.13%, 7/15/2032 (b)	149,000	149,250
Security Description	Principal Amount	Value
Discover Financial Services:
3.75%, 3/4/2025	$164,000	$156,776
4.10%, 2/9/2027	289,000	265,013
4.50%, 1/30/2026	92,000	87,288
Eaton Vance Corp. 3.50%, 4/6/2027	109,000	100,930
Franklin Resources, Inc.:
1.60%, 10/30/2030	250,000	188,055
2.85%, 3/30/2025 (b)	245,000	232,618
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	395,000	288,378
2.10%, 6/15/2030	374,000	298,265
2.65%, 9/15/2040	269,000	180,252
3.00%, 6/15/2050	246,000	160,572
3.00%, 9/15/2060	280,000	165,819
3.10%, 9/15/2027 (b)	326,000	296,376
3.65%, 5/23/2025	445,000	430,497
3.75%, 12/1/2025 (b)	448,000	432,302
3.75%, 9/21/2028	317,000	292,204
4.00%, 9/15/2027 (b)	365,000	346,111
4.25%, 9/21/2048 (b)	296,000	240,089
4.35%, 6/15/2029	215,000	203,239
4.60%, 3/15/2033	123,000	114,650
4.95%, 6/15/2052	225,000	199,451
5.20%, 6/15/2062	285,000	255,611
Invesco Finance PLC:
3.75%, 1/15/2026	100,000	95,581
4.00%, 1/30/2024	150,000	147,741
5.38%, 11/30/2043	125,000	112,191
Jefferies Group LLC:
2.75%, 10/15/2032	300,000	213,573
6.50%, 1/20/2043	148,000	141,235
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
2.63%, 10/15/2031	600,000	435,222
4.15%, 1/23/2030	463,000	395,796
4.85%, 1/15/2027	164,000	156,674
Lazard Group LLC 3.63%, 3/1/2027	175,000	160,608
Legg Mason, Inc. 5.63%, 1/15/2044	199,000	187,140
Mastercard, Inc.:
1.90%, 3/15/2031	183,000	146,356
2.00%, 3/3/2025	417,000	392,856
2.00%, 11/18/2031	200,000	158,110
2.95%, 11/21/2026 (b)	201,000	187,740
2.95%, 3/15/2051	150,000	102,261
3.35%, 3/26/2030	274,000	247,866
3.38%, 4/1/2024 (b)	211,000	207,411
3.50%, 2/26/2028	215,000	200,868
3.65%, 6/1/2049	289,000	225,377
3.80%, 11/21/2046	197,000	161,351
3.85%, 3/26/2050	594,000	478,627
3.95%, 2/26/2048	265,000	217,766

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Domestic Holdings, Inc. 4.50%, 6/20/2028	$625,000	$593,000
Nasdaq, Inc.:
1.65%, 1/15/2031	266,000	198,721
3.85%, 6/30/2026	200,000	190,892
3.95%, 3/7/2052	293,000	217,517
Nomura Holdings, Inc.:
1.65%, 7/14/2026	372,000	318,190
1.85%, 7/16/2025	158,000	142,597
2.17%, 7/14/2028	390,000	311,680
2.33%, 1/22/2027	275,000	236,214
2.61%, 7/14/2031	235,000	174,342
2.65%, 1/16/2025	246,000	230,086
2.68%, 7/16/2030	376,000	288,125
2.71%, 1/22/2029	460,000	375,342
3.00%, 1/22/2032 (b)	250,000	189,197
3.10%, 1/16/2030 (b)	316,000	256,358
ORIX Corp.:
3.25%, 12/4/2024	141,000	135,500
3.70%, 7/18/2027	478,000	442,676
5.20%, 9/13/2032	250,000	238,557
COR, 5.00%, 9/13/2027 (b)	200,000	194,438
Raymond James Financial, Inc.:
3.75%, 4/1/2051	245,000	173,619
4.95%, 7/15/2046	191,000	168,197
Stifel Financial Corp. 4.00%, 5/15/2030	314,000	270,015
Synchrony Financial:
3.70%, 8/4/2026	313,000	285,797
3.95%, 12/1/2027	927,250	808,173
4.25%, 8/15/2024	283,000	276,075
4.38%, 3/19/2024	310,000	304,581
4.50%, 7/23/2025	482,000	459,626
5.15%, 3/19/2029	284,000	258,417
Visa, Inc.:
0.75%, 8/15/2027	235,000	197,233
1.10%, 2/15/2031	243,000	182,017
1.90%, 4/15/2027 (b)	456,000	405,188
2.05%, 4/15/2030 (b)	601,000	496,552
2.75%, 9/15/2027	821,000	749,803
3.15%, 12/14/2025	554,000	529,613
3.65%, 9/15/2047	215,000	169,078
4.15%, 12/14/2035	627,000	573,022
4.30%, 12/14/2045	907,000	791,376
Western Union Co.:
1.35%, 3/15/2026	1,000	864
2.75%, 3/15/2031	150,000	112,746
2.85%, 1/10/2025	241,000	228,155
6.20%, 11/17/2036 (b)	196,000	184,597
		54,731,983
Security Description	Principal Amount	Value
ELECTRIC — 1.8%
AEP Texas, Inc.:
3.95%, 6/1/2028	$312,000	$287,636
Series I, 2.10%, 7/1/2030 (b)	380,000	296,370
AEP Transmission Co. LLC:
3.80%, 6/15/2049	254,000	191,056
4.00%, 12/1/2046	527,000	413,511
4.50%, 6/15/2052	110,000	93,634
Series M, 3.65%, 4/1/2050	253,000	186,805
Series N, 2.75%, 8/15/2051	170,000	106,276
AES Corp.:
1.38%, 1/15/2026	320,000	275,958
2.45%, 1/15/2031	343,000	262,868
Alabama Power Co.:
3.05%, 3/15/2032	155,000	131,511
3.45%, 10/1/2049	350,000	247,940
3.75%, 9/1/2027	500,000	472,485
3.75%, 3/1/2045	200,000	150,756
3.85%, 12/1/2042	139,000	109,036
3.94%, 9/1/2032	250,000	225,342
4.30%, 1/2/2046	560,000	459,452
Series 20-A, 1.45%, 9/15/2030	200,000	152,980
Ameren Corp.:
1.75%, 3/15/2028	125,000	103,340
1.95%, 3/15/2027	178,000	154,057
2.50%, 9/15/2024	474,000	450,039
3.50%, 1/15/2031 (b)	245,000	211,126
Ameren Illinois Co.:
1.55%, 11/15/2030	110,000	84,211
3.70%, 12/1/2047	219,000	166,679
American Electric Power Co., Inc.:
2.03%, 3/15/2024	245,000	234,254
2.30%, 3/1/2030	385,000	307,503
3.20%, 11/13/2027 (b)	274,000	250,077
Series J, 4.30%, 12/1/2028	213,000	199,690
Series M, 0.75%, 11/1/2023	135,000	129,045
Series N, 1.00%, 11/1/2025 (b)	141,000	123,808
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	290,000	232,409
Series Y, 4.50%, 3/1/2049	150,000	121,845
Arizona Public Service Co.:
2.20%, 12/15/2031	150,000	112,670
2.60%, 8/15/2029 (b)	200,000	164,712
2.65%, 9/15/2050	110,000	62,777
3.15%, 5/15/2025 (b)	315,000	299,111
3.35%, 5/15/2050	285,000	186,213
3.50%, 12/1/2049	175,000	117,392
3.75%, 5/15/2046	135,000	97,334
4.25%, 3/1/2049	225,000	170,915

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Atlantic City Electric Co. 2.30%, 3/15/2031	$145,000	$117,285
Avangrid, Inc.:
3.15%, 12/1/2024	147,000	140,478
3.20%, 4/15/2025	312,469	295,505
3.80%, 6/1/2029	227,000	201,692
Avista Corp. 4.35%, 6/1/2048	200,000	168,690
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	178,000	115,807
3.20%, 9/15/2049	513,000	356,438
3.50%, 8/15/2046	206,000	152,887
3.75%, 8/15/2047	200,000	153,272
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	105,000	79,430
2.85%, 5/15/2051	179,000	110,828
3.25%, 4/15/2028	425,000	385,352
3.50%, 2/1/2025 (b)	195,000	189,630
3.70%, 7/15/2030 (b)	200,000	180,130
3.75%, 11/15/2023	359,000	355,672
3.80%, 7/15/2048	274,000	205,196
4.05%, 4/15/2025	460,000	452,548
4.45%, 1/15/2049	400,000	334,816
5.15%, 11/15/2043	110,000	100,461
6.13%, 4/1/2036	830,000	841,877
Black Hills Corp.:
1.04%, 8/23/2024	300,000	277,653
2.50%, 6/15/2030	218,000	171,917
3.15%, 1/15/2027	50,000	45,713
4.25%, 11/30/2023 (b)	207,000	205,346
4.35%, 5/1/2033	246,000	217,307
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	395,000	317,173
4.45%, 10/1/2032	250,000	237,547
4.50%, 4/1/2044	205,000	177,919
Series AA, 3.00%, 2/1/2027	269,000	249,610
Series AD, 2.90%, 7/1/2050	120,000	78,948
Series AE, 2.35%, 4/1/2031	140,000	114,433
Series AF, 3.35%, 4/1/2051	405,000	290,920
Series AG, 3.00%, 3/1/2032	100,000	84,648
Series K2, 6.95%, 3/15/2033	176,000	196,148
CenterPoint Energy, Inc.:
2.50%, 9/1/2024	125,000	118,946
2.65%, 6/1/2031	200,000	159,748
2.95%, 3/1/2030	150,000	125,898
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	252,000	235,313
Security Description	Principal Amount	Value
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	$155,000	$155,079
CMS Energy Corp.:
3.00%, 5/15/2026	195,000	180,398
3.45%, 8/15/2027	155,000	140,725
4.88%, 3/1/2044	407,000	350,057
5 Year CMT + 4.12%, 4.75%, 6/1/2050 (c)	184,000	158,943
Commonwealth Edison Co.:
2.55%, 6/15/2026	100,000	92,248
3.65%, 6/15/2046	261,000	198,151
3.70%, 8/15/2028	190,000	176,111
4.00%, 3/1/2048 (b)	155,000	124,229
4.00%, 3/1/2049	438,000	348,810
5.90%, 3/15/2036	175,000	179,781
6.45%, 1/15/2038	160,000	169,427
Series 123, 3.75%, 8/15/2047	470,000	363,404
Series 127, 3.20%, 11/15/2049	395,000	271,855
Series 130, 3.13%, 3/15/2051	259,000	176,288
Series 131, 2.75%, 9/1/2051 (b)	280,000	177,699
Connecticut Light & Power Co.:
4.00%, 4/1/2048	158,000	129,053
Series A, 0.75%, 12/1/2025	365,000	320,839
Series A, 3.20%, 3/15/2027	116,000	108,044
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028 (b)	145,000	135,508
3.85%, 6/15/2046	225,000	170,710
3.95%, 3/1/2043	120,000	93,485
4.45%, 3/15/2044	317,000	262,964
4.50%, 12/1/2045	275,000	225,772
4.50%, 5/15/2058	255,000	200,825
4.63%, 12/1/2054	250,000	205,197
5.70%, 6/15/2040	200,000	194,076
Series 06-A, 5.85%, 3/15/2036	198,000	197,042
Series 09-C, 5.50%, 12/1/2039	158,000	148,152
Series 2017, 3.88%, 6/15/2047	255,000	192,813
Series 20A, 3.35%, 4/1/2030	140,000	123,348
Series A, 4.13%, 5/15/2049	390,000	302,698
Series B, 3.13%, 11/15/2027	487,000	445,089
Series C, 3.00%, 12/1/2060	110,000	65,660

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series C, 4.30%, 12/1/2056	$425,000	$325,125
Series E, 4.65%, 12/1/2048	200,000	169,574
Constellation Energy Generation LLC:
3.25%, 6/1/2025	165,000	156,400
6.25%, 10/1/2039	354,000	345,083
Consumers Energy Co.:
2.50%, 5/1/2060	240,000	132,566
3.10%, 8/15/2050	182,000	122,950
3.95%, 5/15/2043	75,000	60,167
4.05%, 5/15/2048	155,000	126,333
Dayton Power & Light Co. 3.95%, 6/15/2049	365,000	280,225
Delmarva Power & Light Co. 3.50%, 11/15/2023	441,000	435,360
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	200,000	207,220
Dominion Energy, Inc.:
3.07%, 8/15/2024 (d)	591,000	566,663
3.90%, 10/1/2025	195,000	187,370
4.25%, 6/1/2028	122,000	114,363
4.35%, 8/15/2032	250,000	226,437
4.70%, 12/1/2044	307,000	258,347
4.85%, 8/15/2052	250,000	213,452
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	119,000	113,107
Series A, 1.45%, 4/15/2026	155,000	136,236
Series A, 3.30%, 3/15/2025	285,000	274,723
Series B, 3.30%, 4/15/2041	209,000	151,627
Series B, 5.95%, 6/15/2035	277,000	272,895
Series C, 2.25%, 8/15/2031 (b)	174,000	135,687
Series C, 4.90%, 8/1/2041	220,000	194,256
Series D, 2.85%, 8/15/2026	341,000	311,476
Series F, 5.25%, 8/1/2033	159,000	150,179
DTE Electric Co.:
2.25%, 3/1/2030	450,000	371,241
3.70%, 3/15/2045	225,000	174,755
3.70%, 6/1/2046	200,000	153,808
3.75%, 8/15/2047	150,000	116,657
3.95%, 3/1/2049	492,000	398,732
Series A, 1.90%, 4/1/2028	345,000	293,640
Series A, 3.00%, 3/1/2032 (b)	250,000	210,335
Series A, 4.05%, 5/15/2048	157,000	129,004
Series B, 3.65%, 3/1/2052 (b)	95,000	71,876
Security Description	Principal Amount	Value
DTE Energy Co.:
2.85%, 10/1/2026 (b)	$200,000	$182,414
Series C, 2.53%, 10/1/2024 (b) (d)	365,000	347,195
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	200,000	169,482
2.45%, 2/1/2030	200,000	167,278
2.55%, 4/15/2031	217,000	177,905
2.85%, 3/15/2032	110,000	91,048
2.95%, 12/1/2026 (b)	242,000	224,883
3.55%, 3/15/2052	298,000	216,813
3.70%, 12/1/2047	150,000	111,992
3.75%, 6/1/2045	461,000	350,254
3.88%, 3/15/2046	350,000	272,233
4.00%, 9/30/2042	246,000	197,959
4.25%, 12/15/2041	197,000	164,928
5.30%, 2/15/2040	100,000	95,338
6.05%, 4/15/2038	284,000	292,128
6.10%, 6/1/2037	108,000	106,447
Duke Energy Corp.:
0.90%, 9/15/2025	655,000	580,061
2.45%, 6/1/2030	586,000	469,111
2.55%, 6/15/2031	200,000	156,594
3.15%, 8/15/2027	228,000	206,550
3.40%, 6/15/2029	285,000	250,951
3.75%, 4/15/2024	696,000	684,182
3.75%, 9/1/2046	398,500	282,401
3.95%, 8/15/2047	330,000	241,293
4.20%, 6/15/2049	345,000	264,660
4.80%, 12/15/2045	224,000	186,072
5 Year CMT + 2.32%, 3.25%, 1/15/2082 (c)	100,000	73,595
Duke Energy Florida LLC:
1.75%, 6/15/2030	135,000	105,508
2.50%, 12/1/2029 (b)	217,000	183,378
3.20%, 1/15/2027	175,000	163,655
3.80%, 7/15/2028	339,000	317,202
3.85%, 11/15/2042	380,000	295,686
4.20%, 7/15/2048	263,000	216,120
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	311,739	281,975
Duke Energy Indiana LLC:
2.75%, 4/1/2050	265,000	165,127
6.12%, 10/15/2035	137,000	139,010
6.35%, 8/15/2038	221,000	228,563
Series WWW, 4.90%, 7/15/2043	127,000	111,851
Series YYY, 3.25%, 10/1/2049	250,000	170,718
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	375,000	299,584
3.70%, 6/15/2046	228,000	170,343
4.30%, 2/1/2049	205,000	164,472

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Progress LLC:
2.00%, 8/15/2031 (b)	$250,000	$193,287
2.90%, 8/15/2051	150,000	97,341
3.60%, 9/15/2047	369,000	275,724
4.10%, 3/15/2043	125,000	102,225
4.15%, 12/1/2044	235,000	189,502
4.20%, 8/15/2045	272,000	220,312
Edison International:
3.55%, 11/15/2024	376,000	361,821
4.95%, 4/15/2025	206,000	202,032
Emera US Finance L.P. 4.75%, 6/15/2046	480,000	377,405
Enel Chile SA 4.88%, 6/12/2028 (b)	301,000	279,352
Entergy Arkansas LLC:
2.65%, 6/15/2051	450,000	272,259
3.35%, 6/15/2052	165,000	113,002
4.20%, 4/1/2049 (b)	250,000	206,625
Entergy Corp.:
0.90%, 9/15/2025 (b)	169,000	148,811
1.90%, 6/15/2028 (b)	230,000	188,848
2.40%, 6/15/2031	344,000	263,002
2.80%, 6/15/2030	181,000	146,438
2.95%, 9/1/2026	147,000	134,355
Entergy Louisiana LLC:
0.62%, 11/17/2023	251,000	240,202
0.95%, 10/1/2024	76,000	70,446
1.60%, 12/15/2030	221,000	166,245
2.35%, 6/15/2032	241,000	186,908
2.90%, 3/15/2051	160,000	101,635
3.10%, 6/15/2041	100,000	71,664
3.12%, 9/1/2027 (b)	535,000	485,550
4.00%, 3/15/2033 (b)	260,000	229,843
4.20%, 4/1/2050	100,000	79,731
Entergy Mississippi LLC:
3.50%, 6/1/2051	100,000	72,129
3.85%, 6/1/2049	215,000	161,519
Entergy Texas, Inc.:
1.75%, 3/15/2031	210,000	158,325
3.55%, 9/30/2049	155,000	109,543
4.00%, 3/30/2029 (b)	163,000	150,938
4.50%, 3/30/2039	250,000	213,690
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	270,000	184,831
4.13%, 3/1/2042	195,000	157,667
4.25%, 12/1/2045	115,000	92,766
Evergy Metro, Inc.:
4.20%, 6/15/2047	145,000	118,337
5.30%, 10/1/2041	200,000	186,212
Series 2019, 4.13%, 4/1/2049	300,000	240,072
Evergy, Inc.:
2.45%, 9/15/2024	190,000	179,924
2.90%, 9/15/2029	244,000	201,776
Security Description	Principal Amount	Value
Eversource Energy:
2.90%, 3/1/2027	$100,000	$90,299
3.38%, 3/1/2032	100,000	84,250
3.45%, 1/15/2050 (b)	135,000	93,930
Series M, 3.30%, 1/15/2028 (b)	180,000	162,896
Series N, 3.80%, 12/1/2023	108,000	106,546
Series O, 4.25%, 4/1/2029	275,000	254,413
Series Q, 0.80%, 8/15/2025	305,000	269,647
Series R, 1.65%, 8/15/2030 (b)	95,000	71,776
Exelon Corp.:
2.75%, 3/15/2027 (e)	135,000	121,303
3.35%, 3/15/2032 (b) (e)	250,000	209,830
3.95%, 6/15/2025	380,000	366,977
4.10%, 3/15/2052 (e)	105,000	81,206
5.10%, 6/15/2045	271,000	243,347
Florida Power & Light Co.:
2.45%, 2/3/2032	316,000	257,025
2.85%, 4/1/2025	480,000	459,197
3.15%, 10/1/2049	200,000	141,410
3.25%, 6/1/2024	212,000	207,510
3.95%, 3/1/2048	615,000	494,171
3.99%, 3/1/2049	229,000	187,059
4.05%, 10/1/2044 (b)	600,000	491,346
5.65%, 2/1/2037	193,000	190,908
5.69%, 3/1/2040 (b)	115,000	115,599
5.95%, 2/1/2038	420,000	432,230
5.96%, 4/1/2039	240,000	249,190
Georgia Power Co.:
3.25%, 3/30/2027	199,000	181,878
4.30%, 3/15/2042	331,000	264,264
4.30%, 3/15/2043	100,000	79,376
5.13%, 5/15/2052	200,000	180,706
Series A, 2.20%, 9/15/2024	300,000	283,959
Series A, 3.25%, 3/15/2051	377,000	249,329
Series B, 2.65%, 9/15/2029	350,000	289,348
Series B, 3.70%, 1/30/2050	268,000	193,799
Gulf Power Co. Series A, 3.30%, 5/30/2027	245,000	227,502
Iberdrola International B.V. 6.75%, 7/15/2036	143,000	149,491
Idaho Power Co. Series K, 4.20%, 3/1/2048	200,000	162,988
Indiana Michigan Power Co.:
4.25%, 8/15/2048	151,000	119,023
Series K, 4.55%, 3/15/2046	320,000	267,360

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Interstate Power & Light Co.:
2.30%, 6/1/2030	$205,000	$164,338
3.50%, 9/30/2049	250,000	183,082
3.70%, 9/15/2046	110,000	80,330
ITC Holdings Corp.:
3.25%, 6/30/2026	115,000	106,074
3.35%, 11/15/2027 (b)	206,000	187,291
3.65%, 6/15/2024	44,000	42,781
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	141,603	131,423
Kentucky Utilities Co.:
3.30%, 6/1/2050	221,000	153,885
4.38%, 10/1/2045	336,000	279,159
5.13%, 11/1/2040	365,000	335,358
MidAmerican Energy Co.:
3.10%, 5/1/2027	180,000	166,900
3.15%, 4/15/2050	128,000	87,434
3.50%, 10/15/2024	422,000	411,648
3.65%, 8/1/2048	235,000	178,252
4.80%, 9/15/2043	150,000	133,476
6.75%, 12/30/2031	248,000	273,008
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	191,000	151,576
National Rural Utilities Cooperative Finance Corp.:
1.00%, 6/15/2026	140,000	121,989
1.35%, 3/15/2031	100,000	73,178
2.40%, 3/15/2030	167,000	137,655
2.75%, 4/15/2032	250,000	203,122
2.95%, 2/7/2024	447,000	436,495
3.40%, 2/7/2028 (b)	167,000	153,865
3.70%, 3/15/2029	310,000	283,275
4.30%, 3/15/2049	362,000	297,245
4.40%, 11/1/2048	120,000	100,316
Series C, 8.00%, 3/1/2032	240,000	281,731
Series MTN, 1.88%, 2/7/2025	125,000	117,033
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	317,000	289,364
Series DD, 2.40%, 5/1/2030	150,000	123,453
Series R, 6.75%, 7/1/2037	505,000	535,628
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	480,000	416,050
1.90%, 6/15/2028	406,000	336,627
2.25%, 6/1/2030	999,000	796,772
2.44%, 1/15/2032 (b)	407,000	316,333
2.75%, 11/1/2029	191,000	160,656
2.94%, 3/21/2024	200,000	194,394
3.00%, 1/15/2052	150,000	95,982
3.55%, 5/1/2027	217,000	200,892
5.00%, 7/15/2032	416,000	397,650
Security Description	Principal Amount	Value
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (c)	$270,000	$236,204
Northern States Power Co.:
2.25%, 4/1/2031 (b)	164,000	134,329
2.60%, 6/1/2051 (b)	175,000	108,276
2.90%, 3/1/2050	302,500	201,825
3.20%, 4/1/2052	335,000	234,487
3.40%, 8/15/2042	205,000	156,589
6.25%, 6/1/2036	180,000	190,820
NorthWestern Corp. 4.18%, 11/15/2044	250,000	198,337
NSTAR Electric Co.:
1.95%, 8/15/2031	250,000	196,397
3.10%, 6/1/2051	200,000	133,020
3.20%, 5/15/2027	320,000	296,621
4.55%, 6/1/2052	100,000	86,927
5.50%, 3/15/2040	250,000	245,417
COR, 4.95%, 9/15/2052	180,000	167,888
Oglethorpe Power Corp.:
4.50%, 4/1/2047 (e)	195,000	152,781
5.05%, 10/1/2048	110,000	91,919
5.38%, 11/1/2040	287,000	250,077
5.95%, 11/1/2039	250,000	236,310
Ohio Power Co.:
4.00%, 6/1/2049	680,000	523,940
4.15%, 4/1/2048	147,000	117,475
Series Q, 1.63%, 1/15/2031 (b)	65,000	48,995
Series R, 2.90%, 10/1/2051	250,000	157,220
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	110,000	95,608
3.85%, 8/15/2047	141,000	107,304
4.15%, 4/1/2047 (b)	390,000	307,831
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	650,000	574,769
2.75%, 6/1/2024	300,000	290,130
3.80%, 9/30/2047	410,000	325,093
3.80%, 6/1/2049	470,000	368,489
4.10%, 11/15/2048	120,000	98,610
5.25%, 9/30/2040	180,000	173,498
5.30%, 6/1/2042	85,000	81,716
COR, 4.55%, 9/15/2032 (e)	180,000	173,302
COR, 4.95%, 9/15/2052 (e)	80,000	75,454
3.10%, 9/15/2049	309,000	213,504
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	451,000	365,594
2.50%, 2/1/2031	840,000	611,587
2.95%, 3/1/2026	100,000	88,525
3.00%, 6/15/2028	100,000	82,452
3.15%, 1/1/2026	201,000	180,566
3.25%, 2/16/2024	180,000	173,785

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 6/1/2031	$585,000	$445,688
3.30%, 3/15/2027	95,000	82,425
3.30%, 12/1/2027	626,000	529,270
3.45%, 7/1/2025	910,000	848,520
3.50%, 8/1/2050	305,000	185,879
3.75%, 7/1/2028	460,000	386,612
4.00%, 12/1/2046	200,000	126,156
4.20%, 3/1/2029	165,000	140,493
4.20%, 6/1/2041	310,000	212,313
4.25%, 3/15/2046	175,000	117,653
4.30%, 3/15/2045	240,000	160,474
4.40%, 3/1/2032	200,000	164,692
4.50%, 7/1/2040	525,000	382,289
4.55%, 7/1/2030	561,000	480,704
4.65%, 8/1/2028	150,000	131,375
4.75%, 2/15/2044	460,000	331,108
4.95%, 7/1/2050	443,000	325,760
5.25%, 3/1/2052	100,000	76,703
PacifiCorp:
4.10%, 2/1/2042	100,000	80,867
4.13%, 1/15/2049	420,000	335,257
4.15%, 2/15/2050	444,000	356,843
6.00%, 1/15/2039	258,000	257,278
6.35%, 7/15/2038	330,000	343,038
PECO Energy Co.:
2.80%, 6/15/2050	320,000	206,214
2.85%, 9/15/2051 (b)	155,000	100,059
3.05%, 3/15/2051	193,000	131,809
3.70%, 9/15/2047	227,000	174,095
3.90%, 3/1/2048	140,000	110,741
4.15%, 10/1/2044	115,000	95,152
4.38%, 8/15/2052	290,000	247,210
PG&E Wildfire Recovery Funding LLC:
COR, 4.02%, 6/1/2033	225,000	215,118
COR, 4.72%, 6/1/2039	300,000	281,733
COR, 5.08%, 6/1/2043	300,000	282,708
COR, 5.10%, 6/1/2054	405,000	389,472
COR, 5.21%, 12/1/2049	300,000	285,759
Series A-5, 4.67%, 12/1/2053	334,000	294,064
Pinnacle West Capital Corp. 1.30%, 6/15/2025	145,000	129,571
Potomac Electric Power Co.:
3.60%, 3/15/2024	97,000	95,326
4.15%, 3/15/2043	378,000	310,909
PPL Capital Funding, Inc. 3.10%, 5/15/2026	116,000	106,562
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	260,000	207,943
4.13%, 6/15/2044	180,000	147,152
4.15%, 10/1/2045	100,000	80,560
4.15%, 6/15/2048	222,000	182,926
Progress Energy, Inc. 7.75%, 3/1/2031	190,000	210,220
Security Description	Principal Amount	Value
Public Service Co. of Colorado:
3.60%, 9/15/2042	$130,000	$100,047
3.70%, 6/15/2028 (b)	229,000	213,897
3.80%, 6/15/2047	340,000	263,714
4.05%, 9/15/2049	380,000	306,462
Series 35, 1.90%, 1/15/2031	289,000	229,637
Series 36, 2.70%, 1/15/2051 (b)	285,000	181,938
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	115,000	86,619
Series V, 2.20%, 6/15/2031	325,000	260,149
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	150,000	96,971
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	150,000	131,729
Series MTN, 1.90%, 8/15/2031	255,000	199,479
Series MTN, 2.05%, 8/1/2050	200,000	108,386
Series MTN, 2.25%, 9/15/2026	205,000	185,064
Series MTN, 2.45%, 1/15/2030	135,000	114,064
Series MTN, 2.70%, 5/1/2050	203,000	127,933
Series MTN, 3.00%, 3/1/2051	150,000	99,504
Series MTN, 3.15%, 1/1/2050	135,000	93,110
Series MTN, 3.20%, 5/15/2029	100,000	89,955
Series MTN, 3.20%, 8/1/2049	175,000	122,323
Series MTN, 3.60%, 12/1/2047	185,000	139,836
Series MTN, 3.80%, 3/1/2046	566,000	444,457
Public Service Enterprise Group, Inc.:
0.84%, 11/8/2023	285,000	272,332
1.60%, 8/15/2030	570,000	427,506
2.88%, 6/15/2024	303,000	291,595
Puget Sound Energy, Inc.:
2.89%, 9/15/2051 (b)	225,000	143,640
3.25%, 9/15/2049	406,000	275,329
4.22%, 6/15/2048	165,000	135,856
5.64%, 4/15/2041	106,000	102,092
6.27%, 3/15/2037	136,000	140,659
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	216,000	178,407

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 6/1/2039	$150,000	$152,816
Series RRR, 3.75%, 6/1/2047	567,000	424,405
Series VVV, 1.70%, 10/1/2030	191,500	147,731
Series XXX, 3.00%, 3/15/2032	108,000	89,743
Sempra Energy:
3.40%, 2/1/2028	401,000	362,977
3.70%, 4/1/2029	123,000	109,909
3.80%, 2/1/2038	253,000	197,439
4.00%, 2/1/2048	265,000	198,117
6.00%, 10/15/2039	259,000	252,069
5 Year CMT + 2.87%, 4.13%, 4/1/2052 (c)	363,089	288,946
Sierra Pacific Power Co. 2.60%, 5/1/2026	225,000	207,781
Southern California Edison Co.:
1.10%, 4/1/2024	210,000	197,984
2.25%, 6/1/2030 (b)	415,000	328,456
2.75%, 2/1/2032 (b)	130,000	103,242
2.85%, 8/1/2029 (b)	230,000	192,802
3.65%, 2/1/2050	308,000	210,983
4.00%, 4/1/2047	240,000	175,414
4.50%, 9/1/2040	350,000	281,949
4.65%, 10/1/2043	248,000	203,700
5.50%, 3/15/2040	425,000	388,012
5.63%, 2/1/2036	401,000	373,848
Series 05-E, 5.35%, 7/15/2035	380,000	352,488
Series 06-E, 5.55%, 1/15/2037	118,000	107,209
Series 13-A, 3.90%, 3/15/2043	533,000	391,403
Series B, 3.65%, 3/1/2028	133,000	121,417
Series B, 4.88%, 3/1/2049	410,000	342,227
Series C, 4.13%, 3/1/2048	316,000	234,801
Series E, 3.70%, 8/1/2025	110,000	105,791
Series G, 2.50%, 6/1/2031	171,000	135,064
Series K, 0.98%, 8/1/2024 (b)	140,000	129,973
Southern Co.:
3.25%, 7/1/2026	1,012,000	938,468
4.25%, 7/1/2036	518,000	436,788
4.40%, 7/1/2046	249,000	195,734
Series 21-A, 0.60%, 2/26/2024	296,000	278,397
Series 21-A, 5 Year CMT + 2.92%, 3.75%, 9/15/2051 (c)	125,000	102,508
Series 21-B, 1.75%, 3/15/2028	360,000	294,674
Southern Power Co. 4.15%, 12/1/2025	164,000	158,588
Security Description	Principal Amount	Value
Southwestern Electric Power Co.:
6.20%, 3/15/2040	$260,000	$253,149
Series L, 3.85%, 2/1/2048	230,000	165,706
Series N, 1.65%, 3/15/2026	250,000	220,810
Southwestern Public Service Co.:
3.40%, 8/15/2046 (b)	325,000	233,308
3.70%, 8/15/2047	160,000	118,877
3.75%, 6/15/2049	100,000	75,671
4.50%, 8/15/2041	300,000	257,631
Series 6, 4.40%, 11/15/2048	190,000	157,953
Series 8, 3.15%, 5/1/2050	350,000	241,034
Tampa Electric Co.:
2.40%, 3/15/2031	55,000	44,586
4.10%, 6/15/2042	125,000	100,906
4.30%, 6/15/2048	180,000	148,093
4.45%, 6/15/2049	303,000	254,820
COR, 5.00%, 7/15/2052	200,000	182,794
Tucson Electric Power Co.:
1.50%, 8/1/2030	356,000	268,709
4.00%, 6/15/2050	295,000	225,312
4.85%, 12/1/2048	120,000	103,565
Union Electric Co.:
2.15%, 3/15/2032	190,000	147,100
2.95%, 6/15/2027	400,000	364,536
3.25%, 10/1/2049	400,000	278,984
3.50%, 3/15/2029	114,000	103,835
3.65%, 4/15/2045	90,000	67,859
3.90%, 9/15/2042	210,000	167,777
3.90%, 4/1/2052 (b)	285,000	224,141
Virginia Electric & Power Co.:
2.40%, 3/30/2032 (b)	200,000	159,400
2.45%, 12/15/2050	236,000	137,994
2.95%, 11/15/2051	200,000	130,082
Series A, 2.88%, 7/15/2029	219,000	190,004
Series A, 3.15%, 1/15/2026	391,000	368,568
Series A, 3.80%, 4/1/2028	550,000	515,097
Series B, 3.75%, 5/15/2027	425,000	402,046
Series B, 3.80%, 9/15/2047	220,000	168,632
Series B, 4.20%, 5/15/2045	300,000	239,145
Series B, 6.00%, 1/15/2036	254,000	255,356
Series C, 4.00%, 11/15/2046	110,000	87,362
Series C, 4.63%, 5/15/2052	200,000	172,150
WEC Energy Group, Inc.:
0.80%, 3/15/2024	130,000	122,372

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.38%, 10/15/2027	$115,000	$94,677
1.80%, 10/15/2030	115,000	87,880
2.20%, 12/15/2028	443,000	366,445
5.15%, 10/1/2027	180,000	178,360
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	345,000	325,746
COR, 4.75%, 9/30/2032	180,000	173,569
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	100,000	87,513
3.05%, 10/15/2027	196,000	180,216
3.65%, 4/1/2050	335,000	245,498
Wisconsin Public Service Corp. 3.67%, 12/1/2042	135,000	102,176
Xcel Energy, Inc.:
0.50%, 10/15/2023	155,000	147,639
2.60%, 12/1/2029	120,000	99,554
3.35%, 12/1/2026 (b)	125,000	116,188
3.40%, 6/1/2030	150,000	130,548
3.50%, 12/1/2049	260,000	184,595
6.50%, 7/1/2036	5,000	5,204
		109,032,500
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	101,000	74,860
Emerson Electric Co.:
0.88%, 10/15/2026 (b)	411,000	353,168
1.80%, 10/15/2027	208,000	179,910
1.95%, 10/15/2030	385,000	306,699
2.00%, 12/21/2028 (b)	200,000	169,356
2.20%, 12/21/2031	227,000	181,543
2.75%, 10/15/2050	135,000	87,115
		1,352,651
ELECTRONICS — 0.1%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	195,000	152,860
2.30%, 3/12/2031	350,000	274,134
2.75%, 9/15/2029	10,000	8,402
Allegion PLC 3.50%, 10/1/2029	100,000	84,664
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	200,000	185,938
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	71,000	67,843
3.55%, 10/1/2027	67,000	59,806
Amphenol Corp.:
2.20%, 9/15/2031	147,000	113,947
2.80%, 2/15/2030	122,000	102,553
3.20%, 4/1/2024	100,000	97,851
4.35%, 6/1/2029	393,000	370,949
Arrow Electronics, Inc.:
3.25%, 9/8/2024	127,000	122,173
3.88%, 1/12/2028 (b)	174,000	156,824
Security Description	Principal Amount	Value
Avnet, Inc. 5.50%, 6/1/2032	$200,000	$181,838
Flex, Ltd.:
3.75%, 2/1/2026	275,000	255,458
4.88%, 6/15/2029	182,000	164,575
4.88%, 5/12/2030	210,000	188,950
Fortive Corp.:
3.15%, 6/15/2026	130,000	119,947
4.30%, 6/15/2046	210,000	162,456
Honeywell International, Inc.:
1.10%, 3/1/2027	400,000	344,596
1.35%, 6/1/2025	205,000	188,586
1.75%, 9/1/2031 (b)	270,000	210,838
1.95%, 6/1/2030	345,000	282,593
2.30%, 8/15/2024	300,000	288,036
2.50%, 11/1/2026	209,000	191,895
2.70%, 8/15/2029	196,000	172,229
3.81%, 11/21/2047	450,000	371,250
5.70%, 3/15/2037	227,000	236,958
Hubbell, Inc.:
2.30%, 3/15/2031	220,000	175,811
3.15%, 8/15/2027	100,000	90,632
Jabil, Inc.:
3.00%, 1/15/2031	490,000	386,830
3.60%, 1/15/2030	118,000	98,479
3.95%, 1/12/2028	109,000	98,923
Keysight Technologies, Inc.:
3.00%, 10/30/2029	288,000	244,688
4.55%, 10/30/2024	150,000	147,869
TD SYNNEX Corp.:
1.75%, 8/9/2026	150,000	127,521
COR, 1.25%, 8/9/2024	90,000	83,164
COR, 2.38%, 8/9/2028	125,000	100,668
COR, 2.65%, 8/9/2031	469,000	351,075
Trimble, Inc. 4.90%, 6/15/2028	314,000	297,606
Tyco Electronics Group SA:
3.13%, 8/15/2027	239,000	219,318
3.70%, 2/15/2026	218,000	209,766
Vontier Corp.:
1.80%, 4/1/2026	287,000	243,939
2.40%, 4/1/2028	252,000	196,535
2.95%, 4/1/2031	233,000	167,492
		8,398,465
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.43%, 3/15/2024 (e)	200,000	193,442
3.64%, 3/15/2025 (e)	383,000	362,732
3.76%, 3/15/2027 (e)	1,940,000	1,741,208
4.05%, 3/15/2029 (e)	210,000	181,635
4.28%, 3/15/2032 (e)	1,570,000	1,292,675
5.05%, 3/15/2042 (e)	1,300,000	973,037
5.14%, 3/15/2052 (e)	1,189,000	863,999

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.39%, 3/15/2062 (e)	$966,000	$700,234
		6,308,962
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
0.88%, 11/15/2025 (b)	155,000	136,710
1.45%, 2/15/2031	340,000	253,661
1.75%, 2/15/2032 (b)	226,000	168,684
2.30%, 3/1/2030 (b)	227,000	186,542
2.50%, 8/15/2024	237,000	226,485
2.90%, 7/1/2026 (b)	112,000	102,976
3.05%, 3/1/2050 (b)	190,000	128,659
3.20%, 3/15/2025	125,000	119,411
3.38%, 11/15/2027	302,500	276,933
3.95%, 5/15/2028 (b)	47,000	44,055
Waste Connections, Inc.:
2.20%, 1/15/2032 (b)	115,000	89,341
2.60%, 2/1/2030	195,000	162,737
2.95%, 1/15/2052	315,000	204,517
3.20%, 6/1/2032	155,000	130,068
3.50%, 5/1/2029	210,000	188,645
4.25%, 12/1/2028	270,000	254,410
Waste Management, Inc.:
0.75%, 11/15/2025	125,000	110,351
1.15%, 3/15/2028 (b)	164,000	133,834
1.50%, 3/15/2031	274,000	207,952
2.00%, 6/1/2029	154,000	127,016
3.15%, 11/15/2027 (b)	229,000	210,229
4.15%, 4/15/2032	400,000	370,336
4.15%, 7/15/2049	100,000	84,872
		3,918,424
FOOD — 0.4%
Ahold Finance USA LLC 6.88%, 5/1/2029	140,000	147,468
Campbell Soup Co.:
3.30%, 3/19/2025	104,000	99,629
3.95%, 3/15/2025	330,000	320,885
4.15%, 3/15/2028	154,000	144,375
4.80%, 3/15/2048	317,000	266,160
Conagra Brands, Inc.:
4.30%, 5/1/2024	503,000	495,219
4.60%, 11/1/2025	192,000	187,741
4.85%, 11/1/2028	242,000	228,622
5.30%, 11/1/2038	676,000	592,879
5.40%, 11/1/2048	200,000	174,648
7.00%, 10/1/2028	133,000	137,490
Flowers Foods, Inc. 2.40%, 3/15/2031	110,000	86,336
General Mills, Inc.:
2.88%, 4/15/2030	296,000	251,677
3.20%, 2/10/2027 (b)	175,000	163,475
3.65%, 2/15/2024	100,000	98,703
4.00%, 4/17/2025	674,000	658,121
4.20%, 4/17/2028 (b)	336,000	320,635
Security Description	Principal Amount	Value
Hershey Co.:
1.70%, 6/1/2030	$189,000	$149,183
2.05%, 11/15/2024	135,000	128,227
2.30%, 8/15/2026	20,000	18,244
2.65%, 6/1/2050	100,000	65,676
3.13%, 11/15/2049	194,000	137,858
3.38%, 8/15/2046	75,000	56,316
Hormel Foods Corp.:
0.65%, 6/3/2024 (b)	97,000	90,894
1.70%, 6/3/2028 (b)	130,000	110,747
1.80%, 6/11/2030	140,000	111,755
3.05%, 6/3/2051	264,000	182,287
Ingredion, Inc.:
2.90%, 6/1/2030	295,000	243,449
3.90%, 6/1/2050 (b)	125,000	89,660
J M Smucker Co. 3.50%, 3/15/2025	262,000	252,445
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.:
2.50%, 1/15/2027 (e)	400,000	341,160
5.13%, 2/1/2028 (e)	750,000	700,425
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.75%, 4/1/2033 (e)	665,000	601,566
6.50%, 12/1/2052 (e)	500,000	443,560
JM Smucker Co.:
2.38%, 3/15/2030	115,000	92,575
2.75%, 9/15/2041	100,000	64,364
3.38%, 12/15/2027 (b)	195,000	177,364
3.55%, 3/15/2050	75,000	50,336
4.25%, 3/15/2035	215,000	182,511
Kellogg Co.:
2.10%, 6/1/2030 (b)	130,000	103,087
2.65%, 12/1/2023 (b)	172,000	168,058
3.25%, 4/1/2026	270,000	253,954
3.40%, 11/15/2027 (b)	372,000	342,128
Series B, 7.45%, 4/1/2031	234,000	257,049
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040 (b)	196,000	193,852
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	1,950,000	1,798,466
3.75%, 4/1/2030	325,000	286,465
4.25%, 3/1/2031	168,000	151,210
4.38%, 6/1/2046	2,000,000	1,557,960
6.88%, 1/26/2039	249,000	256,353
Kroger Co.:
1.70%, 1/15/2031	280,000	210,484
2.20%, 5/1/2030	499,000	396,311
3.70%, 8/1/2027 (b)	253,000	237,559
3.88%, 10/15/2046	510,000	386,396
4.00%, 2/1/2024	200,000	198,064
4.45%, 2/1/2047 (b)	194,000	158,911
4.65%, 1/15/2048	125,000	105,541
5.40%, 1/15/2049 (b)	169,000	158,247

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.90%, 4/15/2038	$99,000	$106,621
McCormick & Co., Inc.:
2.50%, 4/15/2030	690,000	562,150
3.15%, 8/15/2024	100,000	96,564
3.40%, 8/15/2027 (b)	123,000	113,204
4.20%, 8/15/2047 (b)	100,000	80,394
Mondelez International, Inc.:
1.50%, 5/4/2025	186,000	170,026
1.50%, 2/4/2031 (b)	129,000	95,136
1.88%, 10/15/2032 (b)	210,000	153,174
2.63%, 9/4/2050	279,000	165,871
2.75%, 4/13/2030	352,000	292,787
Sysco Corp.:
2.40%, 2/15/2030	100,000	81,171
3.25%, 7/15/2027 (b)	204,000	185,901
3.30%, 2/15/2050	135,000	87,940
3.75%, 10/1/2025	280,000	269,489
4.45%, 3/15/2048	125,000	98,709
4.50%, 4/1/2046	213,000	173,158
4.85%, 10/1/2045	114,000	96,592
5.95%, 4/1/2030	522,000	528,379
6.60%, 4/1/2050	267,000	279,581
Tyson Foods, Inc.:
3.55%, 6/2/2027	490,000	453,157
3.95%, 8/15/2024	150,000	147,035
4.00%, 3/1/2026	252,000	241,693
4.55%, 6/2/2047	293,000	241,760
4.88%, 8/15/2034 (b)	185,000	171,232
5.10%, 9/28/2048	193,000	171,423
5.15%, 8/15/2044	102,000	91,057
		21,038,964
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	441,000	383,503
4.50%, 8/1/2024	392,000	382,329
Georgia-Pacific LLC 8.00%, 1/15/2024	300,000	311,727
International Paper Co.:
4.35%, 8/15/2048	151,000	120,569
4.80%, 6/15/2044	778,000	649,101
6.00%, 11/15/2041	259,000	247,500
Suzano Austria GmbH:
2.50%, 9/15/2028	316,500	246,550
3.75%, 1/15/2031	174,000	135,960
5.00%, 1/15/2030	483,000	418,027
6.00%, 1/15/2029	695,000	649,200
		3,544,466
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031 (b)	479,000	360,467
2.63%, 9/15/2029	581,000	495,471
3.00%, 6/15/2027 (b)	101,000	92,616
3.38%, 9/15/2049	101,000	72,127
Security Description	Principal Amount	Value
4.13%, 3/15/2049	$198,000	$160,362
4.15%, 1/15/2043	108,000	89,158
5.45%, 10/15/2032	145,000	146,536
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	150,000	115,371
4.40%, 7/1/2032 (b)	200,000	186,602
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	350,000	332,090
National Fuel Gas Co.:
2.95%, 3/1/2031	571,000	445,494
5.50%, 1/15/2026	381,000	376,569
NiSource, Inc.:
0.95%, 8/15/2025	229,000	203,320
1.70%, 2/15/2031 (b)	185,000	136,709
3.49%, 5/15/2027 (b)	490,000	451,128
3.60%, 5/1/2030	158,000	137,457
4.38%, 5/15/2047	332,000	263,419
4.80%, 2/15/2044	560,000	470,417
5.00%, 6/15/2052	40,000	34,960
5.65%, 2/1/2045	170,000	158,993
5.95%, 6/15/2041	137,000	131,782
ONE Gas, Inc.:
1.10%, 3/11/2024	221,000	212,067
4.50%, 11/1/2048	200,000	158,196
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	140,000	110,265
3.50%, 6/1/2029	133,000	116,943
3.64%, 11/1/2046	233,000	164,854
Southern California Gas Co.:
3.75%, 9/15/2042	420,000	314,420
Series UU, 4.13%, 6/1/2048	350,000	273,235
Series VV, 4.30%, 1/15/2049	359,000	288,744
Series WW, 3.95%, 2/15/2050	388,000	296,133
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	245,000	239,066
4.40%, 5/30/2047	504,000	395,050
5.15%, 9/15/2032	250,000	239,055
Southwest Gas Corp.:
2.20%, 6/15/2030	294,000	222,226
3.18%, 8/15/2051	130,000	79,277
3.70%, 4/1/2028	100,000	89,051
3.80%, 9/29/2046	150,000	100,677
4.05%, 3/15/2032	275,000	231,825
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	275,000	211,613

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.65%, 9/15/2049	$315,000	$236,272
		8,840,017
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc.:
2.80%, 3/1/2031	115,000	86,635
4.63%, 6/15/2028	169,000	156,482
Snap-on, Inc. 4.10%, 3/1/2048	260,000	220,896
Stanley Black & Decker, Inc.:
2.30%, 2/24/2025	150,000	141,456
2.30%, 3/15/2030	304,000	245,690
2.75%, 11/15/2050	150,000	90,461
3.00%, 5/15/2032 (b)	115,000	94,232
3.40%, 3/1/2026	410,000	388,044
5 Year CMT + 2.66%, 4.00%, 3/15/2060 (b) (c)	419,000	366,110
		1,790,006
HEALTH CARE PRODUCTS — 0.2%
Abbott Laboratories:
1.15%, 1/30/2028 (b)	233,000	195,023
1.40%, 6/30/2030	126,000	98,669
2.95%, 3/15/2025	514,000	494,519
3.40%, 11/30/2023	255,000	252,050
3.75%, 11/30/2026 (b)	374,000	363,150
3.88%, 9/15/2025	67,000	65,626
4.75%, 11/30/2036	335,000	327,245
4.75%, 4/15/2043	150,000	138,732
4.90%, 11/30/2046	782,000	752,175
6.00%, 4/1/2039	219,000	235,193
Baxter International, Inc.:
0.87%, 12/1/2023	180,000	171,828
1.73%, 4/1/2031 (b)	90,000	66,779
1.92%, 2/1/2027	400,000	347,124
2.60%, 8/15/2026	288,000	261,418
3.50%, 8/15/2046 (b)	405,000	291,017
3.95%, 4/1/2030	455,000	407,780
Boston Scientific Corp.:
1.90%, 6/1/2025	103,000	95,002
2.65%, 6/1/2030	520,000	432,817
3.45%, 3/1/2024	113,000	110,598
4.55%, 3/1/2039	143,000	123,636
Danaher Corp.:
2.80%, 12/10/2051	444,000	283,125
4.38%, 9/15/2045	151,000	126,301
DH Europe Finance II Sarl:
2.20%, 11/15/2024 (b)	178,000	168,363
2.60%, 11/15/2029	541,000	462,198
3.25%, 11/15/2039	215,000	163,312
Edwards Lifesciences Corp. 4.30%, 6/15/2028	195,000	181,894
Koninklijke Philips NV 6.88%, 3/11/2038	340,000	357,748
Security Description	Principal Amount	Value
Medtronic, Inc.:
4.38%, 3/15/2035	$620,000	$569,402
4.63%, 3/15/2045	520,000	470,018
PerkinElmer, Inc.:
0.55%, 9/15/2023	160,000	153,149
1.90%, 9/15/2028	250,000	200,870
2.25%, 9/15/2031	220,000	165,513
2.55%, 3/15/2031	180,000	139,678
3.30%, 9/15/2029	213,000	178,914
Smith & Nephew PLC 2.03%, 10/14/2030 (b)	280,000	210,277
STERIS Irish FinCo UnLtd Co.:
2.70%, 3/15/2031	250,000	195,990
3.75%, 3/15/2051	110,000	75,132
Stryker Corp.:
0.60%, 12/1/2023	510,000	486,040
1.95%, 6/15/2030	133,000	105,305
2.90%, 6/15/2050	100,000	65,169
3.38%, 5/15/2024	500,000	488,500
3.38%, 11/1/2025	115,396	109,871
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	440,000	423,245
1.22%, 10/18/2024 (b)	560,000	521,321
1.75%, 10/15/2028 (b)	165,000	138,272
2.00%, 10/15/2031 (b)	245,000	193,187
2.60%, 10/1/2029 (b)	448,000	386,767
2.80%, 10/15/2041	90,000	63,158
4.10%, 8/15/2047	100,000	84,295
5.30%, 2/1/2044	175,000	171,925
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	395,000	365,707
4.45%, 8/15/2045	220,000	172,854
		13,107,881
HEALTH CARE SERVICES — 0.8%
Adventist Health System:
2.95%, 3/1/2029	100,000	86,116
3.63%, 3/1/2049	360,000	270,047
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	109,000	79,692
4.27%, 8/15/2048	185,000	156,625
Series 2020, 2.21%, 6/15/2030	383,000	311,498
Aetna, Inc.:
3.88%, 8/15/2047	367,000	270,351
4.13%, 11/15/2042	297,000	228,901
4.50%, 5/15/2042	246,000	203,083
4.75%, 3/15/2044	430,000	364,524
6.63%, 6/15/2036	264,000	270,442
AHS Hospital Corp.:
5.02%, 7/1/2045	260,000	242,320
Series 2021, 2.78%, 7/1/2051	150,000	95,354

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Ascension Health:
3.95%, 11/15/2046	$284,000	$240,122
Series B, 2.53%, 11/15/2029	167,000	141,210
Series B, 3.11%, 11/15/2039	300,000	225,555
Banner Health:
2.34%, 1/1/2030	50,000	41,008
2.91%, 1/1/2042	100,000	71,249
2.91%, 1/1/2051	250,000	164,252
Series 2020, 3.18%, 1/1/2050	198,000	137,519
Baylor Scott & White Holdings Series 2021, 2.84%, 11/15/2050	200,000	129,940
BHSH System Obligated Group Series 19A, 3.49%, 7/15/2049	100,000	74,453
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	50,000	44,250
Series 20-2, 2.10%, 6/1/2031	515,000	400,438
Series 20-2, 3.21%, 6/1/2050	369,000	253,462
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	200,000	133,518
Children's Health System of Texas 2.51%, 8/15/2050	640,000	388,358
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050 (b)	485,000	299,327
Children's Hospital Medical Center 4.27%, 5/15/2044	225,000	196,879
Cigna Holding Co. 5.38%, 2/15/2042	125,000	110,264
City of Hope Series 2013, 5.62%, 11/15/2043	300,000	296,880
CommonSpirit Health:
1.55%, 10/1/2025	104,000	92,319
2.78%, 10/1/2030	400,000	318,796
3.35%, 10/1/2029	298,000	250,642
3.91%, 10/1/2050	175,000	124,728
4.19%, 10/1/2049	283,000	211,681
4.35%, 11/1/2042	587,000	459,128
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	250,000	160,285
Security Description	Principal Amount	Value
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	$405,000	$289,705
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	81,309
Dignity Health:
4.50%, 11/1/2042	117,000	95,003
5.27%, 11/1/2064	475,000	399,076
Elevance Health, Inc.:
1.50%, 3/15/2026	481,000	426,950
2.25%, 5/15/2030 (b)	403,000	324,778
2.55%, 3/15/2031	461,000	371,635
2.88%, 9/15/2029	343,000	292,932
3.13%, 5/15/2050	225,000	149,355
3.50%, 8/15/2024 (b)	474,000	463,107
3.60%, 3/15/2051 (b)	335,000	240,972
3.65%, 12/1/2027	429,000	399,245
3.70%, 9/15/2049	200,000	146,252
4.10%, 3/1/2028	415,000	391,648
4.55%, 3/1/2048	330,000	278,170
4.63%, 5/15/2042	161,000	139,213
4.65%, 1/15/2043	190,000	163,774
4.65%, 8/15/2044	267,000	229,425
5.10%, 1/15/2044	250,000	228,112
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	100,000	76,302
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	240,000	198,946
Series 2020, 2.68%, 9/1/2041	275,000	185,842
Series 2020, 2.88%, 9/1/2050	280,000	180,816
Hartford HealthCare Corp. 3.45%, 7/1/2054	70,000	51,526
HCA, Inc.:
3.13%, 3/15/2027 (e)	415,000	366,428
3.38%, 3/15/2029 (e)	115,000	97,312
3.50%, 9/1/2030	654,000	540,420
3.50%, 7/15/2051	342,000	212,423
3.63%, 3/15/2032 (e)	555,000	449,644
4.13%, 6/15/2029	441,000	388,622
4.38%, 3/15/2042 (e)	175,000	131,045
4.50%, 2/15/2027	286,000	267,756
4.63%, 3/15/2052 (e)	175,000	131,665
5.00%, 3/15/2024	366,000	363,526
5.13%, 6/15/2039	342,000	286,859
5.25%, 4/15/2025	500,000	490,555
5.25%, 6/15/2026	400,700	387,773
5.25%, 6/15/2049	668,000	542,503
5.38%, 2/1/2025	690,000	681,879
5.50%, 6/15/2047	620,000	522,530
5.63%, 9/1/2028	200,000	191,094

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 2/15/2026	$400,000	$394,756
5.88%, 2/1/2029	200,000	195,208
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	400,000	310,040
Humana, Inc.:
1.35%, 2/3/2027	185,000	155,877
2.15%, 2/3/2032	485,000	368,629
3.13%, 8/15/2029	203,000	175,414
3.70%, 3/23/2029	155,000	138,971
3.85%, 10/1/2024	167,000	162,880
3.95%, 3/15/2027	291,000	273,214
3.95%, 8/15/2049	130,000	98,088
4.80%, 3/15/2047	250,000	214,980
IHC Health Services, Inc. 4.13%, 5/15/2048	115,000	97,411
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	406,000	337,877
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	205,000	156,415
Iowa Health System Series 2020, 3.67%, 2/15/2050	123,000	91,063
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	155,000	122,915
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	155,000	144,139
4.15%, 5/1/2047	322,000	269,549
Series 2019, 3.27%, 11/1/2049	219,000	155,186
Series 2021, 3.00%, 6/1/2051	522,000	344,917
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	160,000	140,118
2.30%, 12/1/2024	318,000	299,629
2.70%, 6/1/2031	210,000	169,718
3.25%, 9/1/2024	240,000	232,178
3.60%, 2/1/2025	460,000	443,633
4.70%, 2/1/2045	215,000	178,106
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055	250,000	206,402
Series 2017, 3.77%, 7/1/2048	100,000	78,465
Series 2020, 3.19%, 7/1/2049	200,000	142,744
Series 2020, 3.34%, 7/1/2060	395,000	264,820
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	365,000	310,268
Security Description	Principal Amount	Value
Memorial Health Services 3.45%, 11/1/2049	$200,000	$147,028
Memorial Sloan-Kettering Cancer Center:
5.00%, 7/1/2042	200,000	192,702
Series 2020, 2.96%, 1/1/2050	430,000	287,674
Methodist Hospital Series 20A, 2.71%, 12/1/2050	480,000	298,526
Montefiore Obligated Group 4.29%, 9/1/2050	200,000	131,236
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	250,000	187,202
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	225,000	186,552
MultiCare Health System 2.80%, 8/15/2050	124,000	76,699
New York and Presbyterian Hospital:
2.26%, 8/1/2040	125,000	81,485
2.61%, 8/1/2060	155,000	88,189
4.02%, 8/1/2045	165,000	137,816
Series 2019, 3.95%, 8/1/2119	270,000	189,670
Northwell Healthcare, Inc.:
3.81%, 11/1/2049 (b)	107,000	79,360
4.26%, 11/1/2047	470,000	376,978
Novant Health, Inc. 3.17%, 11/1/2051	169,000	116,640
NYU Langone Hospitals:
4.37%, 7/1/2047	465,000	383,444
4.78%, 7/1/2044	343,000	307,181
Series 2020, 3.38%, 7/1/2055	220,000	151,191
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	100,000	69,924
Orlando Health Obligated Group 4.09%, 10/1/2048 (b)	251,000	208,034
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	304,000	266,061
Series 2020, 1.38%, 11/15/2025	45,000	40,061
Series 2020, 3.22%, 11/15/2050	65,000	42,473
Piedmont Healthcare, Inc.:
2.86%, 1/1/2052	135,000	84,906
Series 2042, 2.72%, 1/1/2042	150,000	100,092

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Presbyterian Healthcare Services Series UN, 4.88%, 8/1/2052	$205,000	$192,823
Providence St Joseph Health Obligated Group Series 21A, 2.70%, 10/1/2051	185,000	110,497
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	308,000	254,497
Series A, 3.93%, 10/1/2048	70,000	55,084
Queen's Health Systems 4.81%, 7/1/2052	100,000	92,442
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	575,000	463,841
3.45%, 6/1/2026	457,000	431,705
4.20%, 6/30/2029	196,000	180,975
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	140,000	102,115
3.95%, 7/1/2046	135,000	109,258
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (b)	287,000	181,582
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	197,000	125,316
Stanford Health Care:
3.03%, 8/15/2051	155,000	103,410
Series 2018, 3.80%, 11/15/2048	160,000	124,973
Summa Health 3.51%, 11/15/2051	250,000	169,202
Sutter Health:
Series 20A, 1.32%, 8/15/2025	123,000	110,936
Series 20A, 3.16%, 8/15/2040	100,000	71,685
Series 20A, 3.36%, 8/15/2050	260,000	180,310
Texas Health Resources 2.33%, 11/15/2050	376,000	217,452
Toledo Hospital 5.75%, 11/15/2038 (b)	171,000	155,894
Trinity Health Corp.:
4.13%, 12/1/2045	237,000	199,732
Series 2021, 2.63%, 12/1/2040	110,000	75,068
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	500,000	441,195
1.25%, 1/15/2026	189,000	168,569
2.00%, 5/15/2030	240,000	193,618
2.30%, 5/15/2031	492,000	395,765
2.88%, 8/15/2029	581,000	506,969
2.90%, 5/15/2050	315,000	205,638
Security Description	Principal Amount	Value
2.95%, 10/15/2027	$214,000	$195,378
3.10%, 3/15/2026	822,000	777,719
3.25%, 5/15/2051	443,000	308,660
3.38%, 4/15/2027	608,000	572,493
3.45%, 1/15/2027	508,000	480,090
3.50%, 2/15/2024	440,000	433,356
3.50%, 8/15/2039	585,000	459,324
3.70%, 12/15/2025 (b)	178,000	172,544
3.70%, 8/15/2049	383,000	288,885
3.75%, 10/15/2047	315,000	242,383
3.85%, 6/15/2028	551,000	518,596
3.88%, 12/15/2028	547,000	513,174
4.00%, 5/15/2029	92,000	85,722
4.20%, 5/15/2032	200,000	185,954
4.20%, 1/15/2047	281,000	232,005
4.25%, 3/15/2043	142,000	120,356
4.25%, 4/15/2047	356,000	297,253
4.25%, 6/15/2048	175,000	145,126
4.45%, 12/15/2048	630,000	533,320
4.63%, 7/15/2035	597,000	548,261
4.75%, 5/15/2052	185,000	165,434
4.95%, 5/15/2062	200,000	179,126
5.70%, 10/15/2040	343,000	346,691
5.80%, 3/15/2036	248,000	251,881
6.88%, 2/15/2038	212,000	234,750
Universal Health Services, Inc.:
1.65%, 9/1/2026 (e)	155,000	129,870
2.65%, 10/15/2030 (e)	210,000	155,102
2.65%, 1/15/2032 (e)	230,000	162,348
UPMC Series D-1, 3.60%, 4/3/2025	165,000	159,334
WakeMed COR, 3.29%, 10/1/2052	400,000	276,076
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	100,000	64,409
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	590,000	525,065
Series 2021, 3.07%, 3/1/2051	255,000	162,840
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	115,000	68,409
		45,918,562
HOME BUILDERS — 0.0% (a)
D.R.Horton, Inc. 1.40%, 10/15/2027 (b)	390,000	314,921
DR Horton, Inc. 1.30%, 10/15/2026	190,000	159,129

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Lennar Corp.:
4.50%, 4/30/2024	$263,000	$258,290
4.75%, 5/30/2025	185,000	181,187
4.75%, 11/29/2027	202,000	187,026
5.88%, 11/15/2024	130,000	130,680
MDC Holdings, Inc.:
2.50%, 1/15/2031	350,000	235,252
6.00%, 1/15/2043	199,000	151,620
NVR, Inc. 3.00%, 5/15/2030	190,000	154,964
PulteGroup, Inc.:
6.00%, 2/15/2035	447,000	403,136
6.38%, 5/15/2033	195,000	183,259
Toll Brothers Finance Corp. 4.88%, 3/15/2027	250,000	230,035
		2,589,499
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	162,000	145,897
4.40%, 3/15/2029	195,000	180,660
Whirlpool Corp.:
3.70%, 5/1/2025	120,000	116,303
4.00%, 3/1/2024	60,000	59,314
4.60%, 5/15/2050 (b)	230,000	173,045
4.75%, 2/26/2029 (b)	182,000	170,825
		846,044
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp.:
0.85%, 8/15/2024	95,000	88,093
2.25%, 2/15/2032	180,000	133,031
2.65%, 4/30/2030	201,000	160,822
4.88%, 12/6/2028	151,000	145,618
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	174,000	136,854
3.15%, 8/1/2027	181,000	165,601
3.95%, 8/1/2047	100,000	78,207
Clorox Co.:
1.80%, 5/15/2030	140,000	108,035
3.90%, 5/15/2028 (b)	100,000	94,326
Kimberly-Clark Corp.:
1.05%, 9/15/2027	208,000	174,795
2.75%, 2/15/2026	83,000	77,929
2.88%, 2/7/2050 (b)	255,000	172,094
3.20%, 4/25/2029	244,000	219,732
3.90%, 5/4/2047	129,000	103,079
3.95%, 11/1/2028	90,000	85,287
6.63%, 8/1/2037	396,000	441,389
		2,384,892
INSURANCE — 0.7%
Aflac, Inc.:
1.13%, 3/15/2026	205,000	180,533
3.25%, 3/17/2025	235,000	235,000
4.75%, 1/15/2049	170,000	149,731
Security Description	Principal Amount	Value
Alleghany Corp.:
3.25%, 8/15/2051	$150,000	$101,217
3.63%, 5/15/2030	284,000	253,615
4.90%, 9/15/2044	100,000	88,705
Allstate Corp.:
0.75%, 12/15/2025	161,000	140,564
1.45%, 12/15/2030	200,000	151,250
3.28%, 12/15/2026	230,000	216,092
3.85%, 8/10/2049 (b)	100,000	77,656
4.50%, 6/15/2043	54,000	46,491
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	305,000	298,940
American Financial Group, Inc. 4.50%, 6/15/2047	462,000	365,068
American International Group, Inc.:
2.50%, 6/30/2025	409,000	381,078
3.90%, 4/1/2026	266,000	254,437
4.20%, 4/1/2028	100,000	93,666
4.38%, 6/30/2050	193,000	155,793
4.75%, 4/1/2048	552,000	474,262
Aon Corp.:
2.80%, 5/15/2030	334,000	276,809
3.75%, 5/2/2029	190,000	171,203
4.50%, 12/15/2028 (b)	391,000	368,588
Aon Corp. / Aon Global Holdings PLC 5.00%, 9/12/2032	250,000	239,708
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	100,000	75,124
2.85%, 5/28/2027	170,000	152,300
2.90%, 8/23/2051	100,000	62,112
3.90%, 2/28/2052 (b)	310,000	228,631
Aon Global, Ltd.:
3.50%, 6/14/2024	220,000	214,562
3.88%, 12/15/2025	125,000	120,253
4.00%, 11/27/2023	105,000	104,043
4.60%, 6/14/2044	106,000	88,834
Arch Capital Finance LLC:
4.01%, 12/15/2026	118,000	112,705
5.03%, 12/15/2046	285,000	247,833
Arch Capital Group US, Inc. 5.14%, 11/1/2043	325,000	288,308
Arch Capital Group, Ltd. 3.64%, 6/30/2050	215,000	145,617
Arthur J Gallagher & Co.:
2.40%, 11/9/2031 (b)	250,000	191,608
3.05%, 3/9/2052	100,000	61,732
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	125,000	123,860
Assurant, Inc. 3.70%, 2/22/2030	153,000	129,366

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Assured Guaranty US Holdings, Inc.:
3.15%, 6/15/2031	$137,000	$110,738
5.00%, 7/1/2024 (b)	100,000	99,860
Athene Holding, Ltd.:
3.50%, 1/15/2031	316,000	252,920
3.95%, 5/25/2051	525,000	348,274
4.13%, 1/12/2028	177,000	159,309
AXA SA 8.60%, 12/15/2030	231,000	270,487
AXIS Specialty Finance LLC 3.90%, 7/15/2029	139,000	121,378
AXIS Specialty Finance PLC 4.00%, 12/6/2027	244,000	225,741
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (b)	218,000	175,752
2.50%, 1/15/2051	271,000	162,286
2.85%, 10/15/2050	805,000	518,661
2.88%, 3/15/2032	295,000	248,750
3.85%, 3/15/2052	497,000	381,636
4.20%, 8/15/2048	687,000	569,248
4.25%, 1/15/2049	383,000	320,556
4.40%, 5/15/2042	379,000	333,888
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	646,000	613,778
4.50%, 2/11/2043	500,000	444,980
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	224,000	204,071
3.85%, 12/22/2051	555,000	338,184
5.63%, 5/15/2030	371,000	347,660
Brown & Brown, Inc.:
2.38%, 3/15/2031	245,000	183,461
4.50%, 3/15/2029 (b)	164,000	152,284
4.95%, 3/17/2052	200,000	162,816
Chubb Corp.:
6.00%, 5/11/2037	262,000	273,470
Series 1, 6.50%, 5/15/2038	100,000	108,478
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	415,000	313,437
3.05%, 12/15/2061	50,000	31,653
3.15%, 3/15/2025	310,000	297,690
3.35%, 5/15/2024	5,000	4,882
3.35%, 5/3/2026	530,000	500,490
4.35%, 11/3/2045	450,000	380,938
Cincinnati Financial Corp. 6.13%, 11/1/2034	383,000	392,146
CNA Financial Corp.:
2.05%, 8/15/2030	275,000	210,320
3.45%, 8/15/2027	228,000	208,077
CNO Financial Group, Inc. 5.25%, 5/30/2025	124,000	122,580
Corebridge Financial, Inc.:
3.65%, 4/5/2027 (b) (e)	1,000,000	913,760
3.90%, 4/5/2032 (e)	255,000	215,195
4.40%, 4/5/2052 (e)	445,000	340,002
Security Description	Principal Amount	Value
Enstar Group, Ltd.:
3.10%, 9/1/2031	$300,000	$211,695
4.95%, 6/1/2029	125,000	112,073
Equitable Holdings, Inc.:
4.35%, 4/20/2028	342,000	320,817
5.00%, 4/20/2048	707,000	591,342
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	290,000	180,116
3.50%, 10/15/2050	295,000	196,299
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031	350,000	284,228
4.63%, 4/29/2030	185,000	166,356
4.85%, 4/17/2028	120,000	112,195
Fidelity National Financial, Inc.:
3.20%, 9/17/2051	390,000	223,189
3.40%, 6/15/2030	162,000	132,160
First American Financial Corp.:
2.40%, 8/15/2031	103,000	73,657
4.00%, 5/15/2030	500,000	417,005
Globe Life, Inc.:
2.15%, 8/15/2030	540,000	419,256
4.55%, 9/15/2028	142,000	135,985
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	171,000	130,965
4.50%, 4/15/2026	50,000	48,194
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	703,000	593,220
3.60%, 8/19/2049	50,000	35,800
4.30%, 4/15/2043	226,000	179,478
4.40%, 3/15/2048	122,000	100,319
Jackson Financial, Inc. 3.13%, 11/23/2031 (b)	300,000	227,640
Kemper Corp.:
2.40%, 9/30/2030	200,000	152,698
3.80%, 2/23/2032 (b)	278,000	230,490
4.35%, 2/15/2025	135,000	131,364
Lincoln National Corp.:
3.63%, 12/12/2026 (b)	197,000	185,113
3.80%, 3/1/2028	205,000	189,408
4.35%, 3/1/2048	550,000	433,449
4.38%, 6/15/2050	60,000	46,423
Loews Corp.:
3.20%, 5/15/2030	69,000	58,917
3.75%, 4/1/2026	202,000	194,799
4.13%, 5/15/2043	125,000	96,370
6.00%, 2/1/2035	176,000	176,225
Manulife Financial Corp.:
4.15%, 3/4/2026 (b)	570,000	553,282
5 Year USD ISDA + 1.65%, 4.06%, 2/24/2032 (c)	264,000	235,726

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Markel Corp.:
3.50%, 11/1/2027	$174,000	$157,983
4.30%, 11/1/2047	175,000	135,632
5.00%, 4/5/2046	525,000	446,523
5.00%, 5/20/2049	265,000	228,425
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (b)	132,000	104,483
3.50%, 6/3/2024	272,000	265,698
3.50%, 3/10/2025	112,000	108,063
3.75%, 3/14/2026	281,000	270,569
4.20%, 3/1/2048	310,000	247,315
4.35%, 1/30/2047	380,000	311,079
4.38%, 3/15/2029	201,000	191,229
4.75%, 3/15/2039	100,000	90,051
4.90%, 3/15/2049	315,000	280,309
Mercury General Corp. 4.40%, 3/15/2027	239,000	222,139
MetLife, Inc.:
3.60%, 4/10/2024	280,000	274,915
3.60%, 11/13/2025	212,000	203,995
4.05%, 3/1/2045	152,000	119,434
4.55%, 3/23/2030	187,000	179,258
4.60%, 5/13/2046 (b)	178,000	155,990
4.72%, 12/15/2044	745,000	640,029
4.88%, 11/13/2043	265,000	236,942
5.00%, 7/15/2052	300,000	273,510
5.88%, 2/6/2041	289,000	287,607
6.40%, 12/15/2066	449,000	440,518
6.50%, 12/15/2032	100,000	106,626
Old Republic International Corp.:
3.85%, 6/11/2051	182,000	127,598
3.88%, 8/26/2026	105,000	99,358
4.88%, 10/1/2024 (b)	185,000	184,623
PartnerRe Finance B LLC:
3.70%, 7/2/2029	148,000	131,646
5 Year CMT + 3.82%, 4.50%, 10/1/2050 (c)	200,000	170,580
Principal Financial Group, Inc.:
3.10%, 11/15/2026	213,000	194,784
3.40%, 5/15/2025	91,000	87,216
3.70%, 5/15/2029	370,000	332,097
4.30%, 11/15/2046	191,000	156,334
4.35%, 5/15/2043 (b)	109,000	89,777
Progressive Corp.:
2.50%, 3/15/2027	40,000	36,108
3.00%, 3/15/2032 (b)	205,000	172,475
3.70%, 1/26/2045	140,000	107,636
3.70%, 3/15/2052	25,000	19,067
4.00%, 3/1/2029	170,000	160,400
4.13%, 4/15/2047	305,000	252,763
4.35%, 4/25/2044	373,000	315,845
Prudential Financial, Inc.:
3.91%, 12/7/2047	238,000	183,305
Security Description	Principal Amount	Value
3.94%, 12/7/2049	$767,000	$586,149
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b) (c)	364,000	341,705
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	343,000	325,816
5 Year CMT + 3.16%, 5.13%, 3/1/2052 (c)	181,000	157,008
5 Year CMT + 3.23%, 6.00%, 9/1/2052 (c)	150,000	140,753
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (c)	229,000	182,426
Series MTN, 2.10%, 3/10/2030 (b)	211,000	169,458
Series MTN, 3.88%, 3/27/2028	197,000	186,768
Series MTN, 4.35%, 2/25/2050	235,000	194,763
Series MTN, 4.42%, 3/27/2048	711,000	595,093
Series MTN, 4.60%, 5/15/2044	137,000	117,628
Series MTN, 6.63%, 12/1/2037	188,000	198,252
Prudential PLC 3.63%, 3/24/2032	400,000	337,380
Radian Group, Inc. 6.63%, 3/15/2025	257,000	250,488
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030 (b)	291,000	243,378
3.90%, 5/15/2029	193,000	174,817
3.95%, 9/15/2026	110,000	104,435
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	222,000	196,748
Stewart Information Services Corp. 3.60%, 11/15/2031	315,000	242,852
Travelers Cos., Inc.:
2.55%, 4/27/2050	105,000	65,004
4.05%, 3/7/2048	171,000	140,270
4.10%, 3/4/2049	271,000	223,930
4.30%, 8/25/2045	310,000	258,862
4.60%, 8/1/2043	150,000	131,394
5.35%, 11/1/2040	377,000	372,680
Series MTN, 6.25%, 6/15/2037	255,000	275,354
Unum Group:
4.00%, 6/15/2029	237,000	209,397
4.50%, 12/15/2049	300,000	210,177
Voya Financial, Inc.:
3.65%, 6/15/2026 (b)	194,000	182,182
4.80%, 6/15/2046	300,000	243,390
5.70%, 7/15/2043	250,000	223,753

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (c)	$100,000	$80,592
W R Berkley Corp. 3.15%, 9/30/2061	340,000	205,098
Willis North America, Inc.:
2.95%, 9/15/2029	223,000	183,460
3.60%, 5/15/2024	205,000	198,860
4.50%, 9/15/2028	285,500	264,667
4.65%, 6/15/2027	75,000	71,249
5.05%, 9/15/2048	200,000	169,252
WR Berkley Corp. 4.00%, 5/12/2050	200,000	152,792
XLIT, Ltd. 5.50%, 3/31/2045	365,000	337,833
		43,449,430
INTERNET — 0.5%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031 (b)	245,000	188,520
2.70%, 2/9/2041	270,000	165,194
3.15%, 2/9/2051	485,000	284,462
3.25%, 2/9/2061	745,000	418,198
3.40%, 12/6/2027 (b)	760,000	682,115
3.60%, 11/28/2024	551,000	534,332
4.00%, 12/6/2037 (b)	460,000	353,055
4.20%, 12/6/2047 (b)	513,000	370,109
4.40%, 12/6/2057	493,000	354,714
4.50%, 11/28/2034 (b)	390,000	331,102
Alphabet, Inc.:
0.45%, 8/15/2025	560,000	502,594
0.80%, 8/15/2027 (b)	440,000	370,942
1.10%, 8/15/2030	576,000	445,697
1.90%, 8/15/2040	207,000	132,952
2.05%, 8/15/2050	850,000	500,582
2.25%, 8/15/2060	105,000	59,606
3.38%, 2/25/2024	421,000	415,384
Amazon.com, Inc.:
0.45%, 5/12/2024	710,000	666,236
0.80%, 6/3/2025	355,000	322,237
1.00%, 5/12/2026	519,000	455,957
1.20%, 6/3/2027	294,000	251,279
1.50%, 6/3/2030 (b)	261,000	206,002
1.65%, 5/12/2028 (b)	321,000	272,776
2.10%, 5/12/2031	535,000	433,917
2.50%, 6/3/2050	183,000	114,146
2.70%, 6/3/2060	865,000	512,487
2.80%, 8/22/2024	836,000	810,159
2.88%, 5/12/2041	587,000	428,164
3.00%, 4/13/2025	750,000	724,492
3.10%, 5/12/2051	599,000	418,485
3.15%, 8/22/2027	839,000	781,881
3.25%, 5/12/2061	550,000	370,299
3.30%, 4/13/2027 (b)	1,070,000	1,011,985
3.60%, 4/13/2032 (b)	658,000	597,609
3.80%, 12/5/2024	371,000	366,021
Security Description	Principal Amount	Value
3.88%, 8/22/2037	$754,000	$656,523
3.95%, 4/13/2052 (b)	668,000	548,882
4.05%, 8/22/2047	848,000	719,850
4.10%, 4/13/2062	648,000	520,014
4.25%, 8/22/2057	148,000	123,602
4.80%, 12/5/2034	391,000	385,499
4.95%, 12/5/2044	379,000	363,859
Baidu, Inc.:
1.63%, 2/23/2027	200,000	170,268
2.38%, 8/23/2031 (b)	250,000	193,023
3.43%, 4/7/2030 (b)	410,000	354,129
3.63%, 7/6/2027 (b)	200,000	184,216
4.13%, 6/30/2025	308,000	297,220
4.38%, 5/14/2024 (b)	170,000	167,708
4.38%, 3/29/2028	350,000	326,722
4.88%, 11/14/2028	80,000	76,262
Booking Holdings, Inc.:
3.55%, 3/15/2028	241,000	220,132
4.63%, 4/13/2030	190,000	178,895
eBay, Inc.:
1.40%, 5/10/2026 (b)	102,000	89,369
1.90%, 3/11/2025	376,000	349,184
2.60%, 5/10/2031 (b)	510,000	398,101
2.70%, 3/11/2030	235,000	191,400
3.60%, 6/5/2027 (b)	437,000	404,819
4.00%, 7/15/2042	378,000	282,786
Expedia Group, Inc.:
2.95%, 3/15/2031	238,000	183,436
3.25%, 2/15/2030	308,000	249,782
3.80%, 2/15/2028	198,000	175,428
4.63%, 8/1/2027	115,000	107,985
5.00%, 2/15/2026	200,000	196,118
JD.com, Inc.:
3.38%, 1/14/2030 (b)	365,000	316,170
4.13%, 1/14/2050	270,000	196,568
Meta Platforms, Inc.:
3.50%, 8/15/2027 (e)	445,000	415,919
3.85%, 8/15/2032 (e)	750,000	660,817
4.45%, 8/15/2052 (e)	750,000	612,683
4.65%, 8/15/2062 (e)	550,000	443,042
TD Ameritrade Holding Corp. 3.30%, 4/1/2027	5,000	4,579
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (b)	265,000	234,467
2.00%, 9/3/2030	305,000	222,711
VeriSign, Inc.:
4.75%, 7/15/2027	121,000	116,795
5.25%, 4/1/2025	134,000	133,488
Weibo Corp.:
3.38%, 7/8/2030	500,000	370,765
3.50%, 7/5/2024	655,000	626,042
		27,322,948

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
2.15%, 7/15/2026	$330,000	$276,325
3.25%, 7/15/2025	722,000	659,836
3.88%, 1/15/2026 (b)	397,000	360,639
4.20%, 6/10/2024	488,000	471,906
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	221,000	181,262
2.95%, 3/10/2026	135,000	116,477
Blackstone Private Credit Fund:
1.75%, 9/15/2024	285,000	259,723
2.63%, 12/15/2026	252,000	207,202
3.25%, 3/15/2027	200,000	165,950
4.00%, 1/15/2029	520,000	416,536
4.70%, 3/24/2025 (b)	140,000	132,117
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	346,000	279,976
2.75%, 9/16/2026	200,000	172,746
2.85%, 9/30/2028	200,000	151,680
FS KKR Capital Corp.:
3.13%, 10/12/2028	175,000	135,828
3.25%, 7/15/2027	298,000	245,746
3.40%, 1/15/2026	601,000	530,106
4.63%, 7/15/2024 (b)	310,000	302,039
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	159,000	144,372
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	290,000	233,218
3.38%, 4/15/2024	275,000	263,761
Main Street Capital Corp. 3.00%, 7/14/2026	135,000	113,612
Owl Rock Capital Corp.:
2.63%, 1/15/2027	264,000	212,135
2.88%, 6/11/2028	200,000	152,476
3.40%, 7/15/2026	234,000	201,228
3.75%, 7/22/2025	180,000	165,346
4.00%, 3/30/2025	145,000	135,917
4.25%, 1/15/2026	108,000	98,318
Owl Rock Capital Corp. III 3.13%, 4/13/2027	250,000	203,647
OWL Rock Core Income Corp.:
3.13%, 9/23/2026	100,000	84,011
7.75%, 9/16/2027 (e)	250,000	246,377
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	139,000	111,086
Prospect Capital Corp. 3.44%, 10/15/2028	296,000	218,288
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026 (b)	85,000	72,356
		7,722,242
Security Description	Principal Amount	Value
IRON/STEEL — 0.1%
ArcelorMittal SA 4.55%, 3/11/2026	$310,000	$297,801
Nucor Corp.:
2.00%, 6/1/2025	275,000	253,531
2.70%, 6/1/2030	80,000	65,759
2.98%, 12/15/2055	407,000	241,042
3.13%, 4/1/2032	75,000	61,490
3.85%, 4/1/2052	110,000	80,481
3.95%, 5/1/2028	395,000	364,463
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	150,000	133,704
Steel Dynamics, Inc.:
2.40%, 6/15/2025	85,000	78,577
2.80%, 12/15/2024	397,000	377,690
3.25%, 1/15/2031	160,000	130,640
3.25%, 10/15/2050	84,000	51,444
3.45%, 4/15/2030	309,000	261,120
Vale Overseas, Ltd.:
3.75%, 7/8/2030	743,000	600,686
6.88%, 11/21/2036	744,000	709,300
Vale SA 5.63%, 9/11/2042	100,000	85,707
		3,793,435
LEISURE TIME — 0.0% (a)
Brunswick Corp.:
2.40%, 8/18/2031 (b)	331,000	230,498
4.40%, 9/15/2032 (b)	217,000	175,609
Harley-Davidson, Inc. 4.63%, 7/28/2045	211,000	153,695
		559,802
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	175,000	147,362
3.70%, 1/15/2031	120,000	98,940
Hyatt Hotels Corp.:
4.38%, 9/15/2028	181,000	162,963
4.85%, 3/15/2026	390,000	377,504
5.63%, 4/23/2025	145,000	143,601
Marriott International, Inc.:
3.60%, 4/15/2024	453,000	442,495
5.00%, 10/15/2027	110,000	106,248
Series FF, 4.63%, 6/15/2030	334,000	302,270
Series HH, 2.85%, 4/15/2031	534,000	419,308
Series II, 2.75%, 10/15/2033	400,000	289,776
Series R, 3.13%, 6/15/2026	164,000	150,915
Series X, 4.00%, 4/15/2028	265,000	239,971

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series Z, 4.15%, 12/1/2023	$247,100	$245,024
		3,126,377
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	200,000	171,046
Caterpillar Financial Services Corp.:
0.90%, 3/2/2026	200,000	176,166
Series MTN, 0.45%, 5/17/2024	180,000	168,673
Series MTN, 0.60%, 9/13/2024 (b)	200,000	185,244
Series MTN, 0.80%, 11/13/2025	550,000	487,460
Series MTN, 1.10%, 9/14/2027	375,000	315,686
Series MTN, 1.15%, 9/14/2026	200,000	174,536
Series MTN, 1.45%, 5/15/2025 (b)	245,000	225,603
Series MTN, 2.85%, 5/17/2024 (b)	530,000	515,716
Series MTN, 3.30%, 6/9/2024	122,000	119,636
Caterpillar, Inc.:
1.90%, 3/12/2031	100,000	80,134
2.60%, 9/19/2029	135,000	116,717
2.60%, 4/9/2030 (b)	527,000	449,684
3.25%, 9/19/2049	548,000	404,413
3.40%, 5/15/2024	405,000	397,305
3.80%, 8/15/2042	758,000	623,402
4.75%, 5/15/2064	184,000	164,724
Oshkosh Corp. 4.60%, 5/15/2028	200,000	184,612
		4,960,757
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC 1.88%, 1/15/2026	455,000	405,510
Deere & Co.:
2.75%, 4/15/2025	234,000	223,479
3.90%, 6/9/2042 (b)	218,000	186,809
Dover Corp.:
2.95%, 11/4/2029	212,000	182,295
3.15%, 11/15/2025	280,000	264,256
Flowserve Corp.:
2.80%, 1/15/2032	240,000	171,876
3.50%, 10/1/2030	170,000	139,973
IDEX Corp. 3.00%, 5/1/2030	125,000	105,068
John Deere Capital Corp.:
1.05%, 6/17/2026	215,000	188,658
1.45%, 1/15/2031	245,000	187,672
2.13%, 3/7/2025	60,000	56,459
2.35%, 3/8/2027	125,000	112,725
Security Description	Principal Amount	Value
3.40%, 6/6/2025	$106,000	$102,500
3.65%, 10/12/2023	300,000	297,720
4.05%, 9/8/2025	200,000	196,540
COR, 4.15%, 9/15/2027	250,000	242,643
COR, 4.35%, 9/15/2032	185,000	175,889
Series MTN, 0.40%, 10/10/2023	160,000	153,456
Series MTN, 0.45%, 1/17/2024	410,000	389,225
Series MTN, 0.63%, 9/10/2024	255,000	236,931
Series MTN, 0.70%, 1/15/2026	217,000	190,862
Series MTN, 0.90%, 1/10/2024	145,000	138,627
Series MTN, 1.25%, 1/10/2025	148,000	137,267
Series MTN, 1.30%, 10/13/2026	450,000	392,580
Series MTN, 1.50%, 3/6/2028 (b)	441,000	372,376
Series MTN, 1.70%, 1/11/2027	125,000	110,271
Series MTN, 1.75%, 3/9/2027	293,000	256,806
Series MTN, 2.05%, 1/9/2025	205,000	193,473
Series MTN, 2.25%, 9/14/2026	200,000	183,468
Series MTN, 2.60%, 3/7/2024	127,000	123,495
Series MTN, 2.65%, 6/24/2024	350,000	338,628
Series MTN, 2.65%, 6/10/2026	265,000	246,882
Series MTN, 2.80%, 9/8/2027	104,000	94,648
Series MTN, 2.80%, 7/18/2029	360,000	315,839
Series MTN, 3.45%, 1/10/2024	105,000	103,625
Otis Worldwide Corp.:
2.06%, 4/5/2025	751,000	695,681
3.11%, 2/15/2040	584,000	411,013
Rockwell Automation, Inc.:
2.80%, 8/15/2061	245,000	144,251
2.88%, 3/1/2025	391,000	373,816
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	308,000	287,804
4.95%, 9/15/2028	527,151	490,108
Xylem, Inc.:
2.25%, 1/30/2031 (b)	166,000	132,607
3.25%, 11/1/2026	180,000	167,180
		9,920,991

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	$185,000	$144,801
2.80%, 4/1/2031	485,000	367,984
3.50%, 3/1/2042	220,000	139,223
3.70%, 4/1/2051	129,000	78,366
3.75%, 2/15/2028	159,000	140,888
3.90%, 6/1/2052	737,000	459,836
3.95%, 6/30/2062	350,000	208,009
4.20%, 3/15/2028	214,000	193,437
4.40%, 4/1/2033 (b)	390,000	322,206
4.40%, 12/1/2061	450,000	287,915
4.80%, 3/1/2050	1,610,000	1,151,504
4.91%, 7/23/2025	1,112,000	1,085,134
5.05%, 3/30/2029	306,000	281,095
5.13%, 7/1/2049	338,000	249,410
5.38%, 4/1/2038	328,000	265,319
5.75%, 4/1/2048	449,000	363,066
6.38%, 10/23/2035	820,000	755,597
6.48%, 10/23/2045	687,000	606,944
6.83%, 10/23/2055	765,000	703,081
Class USD, 4.50%, 2/1/2024	801,000	791,925
Comcast Corp.:
1.95%, 1/15/2031	323,000	251,010
2.35%, 1/15/2027	535,000	479,670
2.65%, 2/1/2030	334,000	279,575
2.80%, 1/15/2051	344,000	209,224
2.89%, 11/1/2051	1,287,000	803,886
2.94%, 11/1/2056	1,571,000	937,871
2.99%, 11/1/2063	818,000	474,522
3.15%, 3/1/2026 (b)	500,000	471,445
3.15%, 2/15/2028	554,000	503,010
3.20%, 7/15/2036	168,000	130,072
3.25%, 11/1/2039	543,000	399,322
3.30%, 2/1/2027	436,000	405,955
3.30%, 4/1/2027	172,000	159,664
3.38%, 2/15/2025	378,000	365,552
3.38%, 8/15/2025	726,000	697,323
3.40%, 7/15/2046	213,000	149,867
3.45%, 2/1/2050	443,000	308,895
3.55%, 5/1/2028	11,000	10,105
3.70%, 4/15/2024	836,000	822,198
3.75%, 4/1/2040	368,000	288,998
3.95%, 10/15/2025	546,000	531,089
3.97%, 11/1/2047	326,000	249,344
4.00%, 8/15/2047	320,000	248,256
4.00%, 3/1/2048 (b)	713,000	548,383
4.00%, 11/1/2049	433,000	331,565
4.05%, 11/1/2052	522,000	398,171
4.15%, 10/15/2028	1,215,000	1,147,519
4.25%, 10/15/2030	393,000	364,083
Security Description	Principal Amount	Value
4.25%, 1/15/2033	$371,000	$336,794
4.40%, 8/15/2035	373,000	330,556
4.65%, 7/15/2042	363,000	311,044
4.70%, 10/15/2048	210,000	179,687
4.75%, 3/1/2044	169,000	145,455
4.95%, 10/15/2058 (b)	330,000	285,935
5.65%, 6/15/2035	558,000	558,558
6.50%, 11/15/2035	486,000	519,485
7.05%, 3/15/2033	200,000	219,642
Discovery Communications LLC:
3.63%, 5/15/2030	398,000	328,434
4.00%, 9/15/2055	605,000	360,193
4.13%, 5/15/2029	163,000	139,391
4.65%, 5/15/2050	534,000	365,988
4.90%, 3/11/2026	193,000	186,731
5.20%, 9/20/2047	481,000	355,757
5.30%, 5/15/2049	349,000	261,233
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	170,000	153,481
3.45%, 3/1/2032	165,000	134,401
Fox Corp.:
3.05%, 4/7/2025	219,000	207,824
3.50%, 4/8/2030 (b)	116,000	99,433
4.03%, 1/25/2024	460,000	453,505
5.48%, 1/25/2039	688,000	597,150
5.58%, 1/25/2049	148,000	126,991
Grupo Televisa SAB:
4.63%, 1/30/2026 (b)	100,000	97,167
5.00%, 5/13/2045	540,000	456,224
6.13%, 1/31/2046 (b)	200,000	197,406
6.63%, 1/15/2040 (b)	445,000	439,099
NBCUniversal Media LLC 4.45%, 1/15/2043	535,000	445,992
Paramount Global:
3.70%, 6/1/2028 (b)	193,000	172,623
4.00%, 1/15/2026	291,000	274,861
4.20%, 6/1/2029	184,000	161,852
4.20%, 5/19/2032	259,000	209,896
4.38%, 3/15/2043	601,000	401,889
4.60%, 1/15/2045	371,000	250,982
4.75%, 5/15/2025 (b)	250,000	245,405
4.85%, 7/1/2042	116,000	83,425
4.90%, 8/15/2044	415,000	290,695
4.95%, 5/19/2050 (b)	291,000	207,131
5.25%, 4/1/2044	415,000	304,639
6.88%, 4/30/2036	200,000	187,608
7.88%, 7/30/2030	228,000	239,662
TCI Communications, Inc. 7.88%, 2/15/2026	195,000	211,257
Thomson Reuters Corp.:
4.30%, 11/23/2023	100,000	99,156
5.85%, 4/15/2040	465,000	447,321

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Time Warner Cable LLC:
4.50%, 9/15/2042	$707,000	$490,163
5.50%, 9/1/2041	593,500	468,877
5.88%, 11/15/2040	305,000	252,714
6.55%, 5/1/2037	345,000	312,929
6.75%, 6/15/2039	480,000	424,800
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	295,000	251,771
Series GMTN, 3.15%, 9/17/2025	394,000	375,781
Series GMTN, 4.13%, 6/1/2044 (b)	305,000	249,014
Series MTN, 1.85%, 7/30/2026	219,000	194,860
Series MTN, 2.95%, 6/15/2027 (b)	187,000	171,365
Series MTN, 3.70%, 12/1/2042	200,000	155,514
Walt Disney Co.:
1.75%, 8/30/2024	416,000	393,461
1.75%, 1/13/2026 (b)	386,000	349,187
2.00%, 9/1/2029	548,000	447,727
2.20%, 1/13/2028 (b)	335,538	292,233
2.65%, 1/13/2031	1,211,000	1,000,613
2.75%, 9/1/2049	225,000	142,625
3.38%, 11/15/2026	348,000	327,767
3.50%, 5/13/2040	525,000	405,636
3.60%, 1/13/2051	306,000	227,897
3.70%, 9/15/2024	324,000	317,445
3.70%, 10/15/2025 (b)	125,000	121,151
3.80%, 3/22/2030 (b)	560,000	510,266
3.80%, 5/13/2060	326,000	241,648
4.70%, 3/23/2050 (b)	204,000	181,821
4.75%, 11/15/2046	235,000	209,063
5.40%, 10/1/2043	250,000	239,950
6.15%, 3/1/2037	190,000	196,443
6.20%, 12/15/2034 (b)	110,000	114,276
6.40%, 12/15/2035	414,000	439,064
6.55%, 3/15/2033	205,000	219,873
6.65%, 11/15/2037	269,000	294,189
7.75%, 12/1/2045	200,000	243,814
		42,908,209
METAL FABRICATE & HARDWARE — 0.0% (a)
Crane Holdings Co. 4.20%, 3/15/2048	515,000	369,456
Precision Castparts Corp. 4.38%, 6/15/2045	180,000	152,933
Timken Co. 3.88%, 9/1/2024	95,000	92,971
Valmont Industries, Inc.:
5.00%, 10/1/2044	148,000	123,762
5.25%, 10/1/2054	171,000	147,058
		886,180
Security Description	Principal Amount	Value
MINING — 0.1%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	$305,000	$247,834
Barrick Gold Corp. 5.25%, 4/1/2042	154,000	140,279
Barrick North America Finance LLC:
5.70%, 5/30/2041	221,000	210,156
5.75%, 5/1/2043	175,000	164,815
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	455,000	443,730
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	240,000	204,542
5.00%, 9/30/2043	965,000	912,736
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	143,000	128,227
4.25%, 3/1/2030	265,000	227,174
4.63%, 8/1/2030	310,000	273,749
5.00%, 9/1/2027 (b)	150,000	145,456
5.25%, 9/1/2029	100,000	92,920
5.45%, 3/15/2043	668,000	551,708
Kinross Gold Corp. 5.95%, 3/15/2024	143,000	143,949
Newmont Corp.:
2.25%, 10/1/2030 (b)	565,000	437,824
2.60%, 7/15/2032	200,000	151,930
4.88%, 3/15/2042	217,000	188,705
5.45%, 6/9/2044	115,000	104,813
6.25%, 10/1/2039	346,000	346,100
5.88%, 4/1/2035	215,000	208,273
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	272,000	229,116
Rio Tinto Finance USA, Ltd.:
2.75%, 11/2/2051	669,000	432,529
7.13%, 7/15/2028	191,000	207,896
Southern Copper Corp.:
5.25%, 11/8/2042 (b)	609,000	534,008
6.75%, 4/16/2040	180,000	185,605
7.50%, 7/27/2035	520,000	564,044
Teck Resources, Ltd.:
5.40%, 2/1/2043	94,000	77,627
6.00%, 8/15/2040	123,000	108,567
6.13%, 10/1/2035	235,000	224,733
6.25%, 7/15/2041	318,000	290,200
Yamana Gold, Inc. 2.63%, 8/15/2031	250,000	184,895
		8,364,140
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
2.00%, 2/14/2025 (b)	207,333	194,163
2.88%, 10/15/2027 (b)	364,000	327,418
3.05%, 4/15/2030 (b)	372,000	317,740

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 8/26/2049 (b)	$204,000	$137,412
Series MTN, 3.00%, 8/7/2025 (b)	303,000	288,059
Series MTN, 3.13%, 9/19/2046 (b)	265,000	175,271
Series MTN, 3.25%, 2/14/2024 (b)	254,000	248,925
Series MTN, 3.38%, 3/1/2029 (b)	538,000	479,805
Series MTN, 3.63%, 9/14/2028	200,000	183,678
Series MTN, 3.63%, 10/15/2047 (b)	270,000	195,396
Carlisle Cos., Inc.:
2.75%, 3/1/2030 (b)	200,000	163,284
3.75%, 12/1/2027	270,000	245,889
Eaton Corp.:
3.10%, 9/15/2027 (b)	168,000	153,937
3.92%, 9/15/2047	50,000	39,080
4.00%, 11/2/2032 (b)	207,000	185,644
4.15%, 3/15/2033	140,000	126,479
4.15%, 11/2/2042	242,000	199,205
4.70%, 8/23/2052	140,000	122,956
GE Capital Funding LLC 4.55%, 5/15/2032 (b)	295,000	273,518
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,821,000	1,633,510
General Electric Co.:
Series A, 6.75%, 3/15/2032	842,000	910,303
Series GMTN, 6.88%, 1/10/2039	137,000	149,468
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	181,000	167,963
3.50%, 3/1/2024	200,000	197,416
3.90%, 9/1/2042	169,000	139,254
4.88%, 9/15/2041	100,000	93,547
Parker-Hannifin Corp.:
2.70%, 6/14/2024	235,000	225,962
3.25%, 3/1/2027	190,000	175,036
3.25%, 6/14/2029 (b)	164,000	144,617
Series MTN, 4.20%, 11/21/2034	445,000	388,214
Series MTN, 4.45%, 11/21/2044	485,000	396,599
Series MTN, 6.25%, 5/15/2038	430,000	435,207
Pentair Finance Sarl 4.50%, 7/1/2029	175,000	157,713
Textron, Inc.:
2.45%, 3/15/2031	140,000	108,191
3.65%, 3/15/2027	335,000	309,661
3.90%, 9/17/2029	501,000	445,023
Security Description	Principal Amount	Value
Trane Technologies Global Holding Co., Ltd.:
3.75%, 8/21/2028 (b)	$133,000	$123,658
4.30%, 2/21/2048	120,000	92,484
5.75%, 6/15/2043	365,000	346,505
Trane Technologies Luxembourg Finance SA 3.55%, 11/1/2024	217,000	210,182
		10,908,372
MULTI-NATIONAL — 0.0% (a)
Corp. Andina de Fomento 2.25%, 2/8/2027	150,000	134,190
Nordic Investment Bank 3.38%, 9/8/2027	229,000	220,561
		354,751
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	283,000	245,551
3.25%, 2/15/2029	441,000	358,286
3.57%, 12/1/2031	195,000	152,892
4.13%, 5/1/2025	467,000	441,478
4.25%, 4/1/2028	110,000	96,335
		1,294,542
OIL & GAS — 0.9%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	323,000	251,691
2.72%, 1/12/2032 (b)	555,000	450,782
2.77%, 11/10/2050	470,000	291,574
2.94%, 6/4/2051 (b)	543,000	344,778
3.00%, 2/24/2050	522,000	338,987
3.00%, 3/17/2052 (b)	250,000	161,722
3.02%, 1/16/2027	219,000	200,166
3.12%, 5/4/2026	206,000	192,561
3.38%, 2/8/2061 (b)	660,000	431,277
3.41%, 2/11/2026	853,000	811,749
3.59%, 4/14/2027	101,000	94,592
3.63%, 4/6/2030	600,000	539,724
3.80%, 9/21/2025	24,000	23,395
4.23%, 11/6/2028	676,000	635,704
BP Capital Markets PLC 3.28%, 9/19/2027 (b)	924,000	848,066
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025 (b)	267,000	244,065
2.95%, 7/15/2030 (b)	276,000	227,308
3.80%, 4/15/2024	270,000	264,235
3.85%, 6/1/2027 (b)	311,000	286,929
6.25%, 3/15/2038	441,000	424,820
6.45%, 6/30/2033	111,000	109,718
6.50%, 2/15/2037	255,000	245,279
6.75%, 2/1/2039	320,000	322,656

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.95%, 6/1/2047	$150,000	$127,572
Cenovus Energy, Inc.:
3.75%, 2/15/2052	200,000	135,528
5.40%, 6/15/2047	198,000	170,676
6.75%, 11/15/2039	262,000	259,901
Chevron Corp.:
1.55%, 5/11/2025	851,000	787,515
2.00%, 5/11/2027	176,000	156,130
2.24%, 5/11/2030	788,000	655,931
2.90%, 3/3/2024 (b)	295,000	288,274
3.08%, 5/11/2050	130,000	92,334
3.33%, 11/17/2025 (b)	150,000	144,351
Chevron USA, Inc.:
0.69%, 8/12/2025	165,000	147,833
1.02%, 8/12/2027	414,000	346,373
2.34%, 8/12/2050 (b)	126,000	77,038
3.25%, 10/15/2029	293,000	261,986
CNOOC Finance 2013, Ltd.:
2.88%, 9/30/2029	212,000	189,454
3.30%, 9/30/2049	200,000	133,856
4.25%, 5/9/2043 (b)	285,000	234,085
CNOOC Finance 2014 ULC:
4.25%, 4/30/2024	536,000	531,417
4.88%, 4/30/2044	305,000	270,819
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	150,000	120,269
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	200,000	194,996
CNOOC Petroleum North America ULC:
6.40%, 5/15/2037	321,000	327,574
7.50%, 7/30/2039 (b)	250,000	288,617
7.88%, 3/15/2032	362,000	423,478
ConocoPhillips:
5.90%, 10/15/2032	377,000	392,031
6.50%, 2/1/2039	486,000	527,154
ConocoPhillips Co.:
2.13%, 3/8/2024	550,000	531,575
2.40%, 3/7/2025	224,000	211,839
3.80%, 3/15/2052	160,000	122,667
4.03%, 3/15/2062 (e)	779,000	592,258
4.30%, 11/15/2044	167,000	138,779
6.95%, 4/15/2029	311,000	341,130
Continental Resources, Inc. 4.90%, 6/1/2044	565,000	402,709
Coterra Energy, Inc.:
3.90%, 5/15/2027 (e)	249,000	231,391
4.38%, 3/15/2029 (e)	418,000	386,671
Devon Energy Corp.:
4.75%, 5/15/2042	642,000	523,731
5.00%, 6/15/2045	265,000	220,811
5.60%, 7/15/2041	408,000	366,233
7.95%, 4/15/2032	100,000	110,800
Security Description	Principal Amount	Value
Diamondback Energy, Inc.:
3.25%, 12/1/2026	$994,000	$917,084
3.50%, 12/1/2029	247,000	213,233
Eni USA, Inc. 7.30%, 11/15/2027	366,000	386,752
EOG Resources, Inc.:
3.90%, 4/1/2035	430,000	367,495
4.15%, 1/15/2026	100,000	97,496
4.38%, 4/15/2030	518,000	493,939
EQT Corp.:
3.90%, 10/1/2027	367,000	334,297
6.13%, 2/1/2025	421,000	422,570
Equinor ASA:
2.38%, 5/22/2030	400,000	332,700
2.65%, 1/15/2024	525,000	511,040
2.88%, 4/6/2025	250,000	238,472
3.25%, 11/10/2024 (b)	380,000	369,474
3.25%, 11/18/2049	361,000	258,656
3.63%, 4/6/2040	250,000	200,835
3.70%, 3/1/2024	426,000	419,993
3.70%, 4/6/2050	555,000	430,802
4.80%, 11/8/2043	193,000	176,305
Exxon Mobil Corp.:
2.02%, 8/16/2024	490,000	468,019
2.28%, 8/16/2026 (b)	122,000	111,332
2.44%, 8/16/2029 (b)	220,000	189,033
2.61%, 10/15/2030	1,345,000	1,141,730
2.71%, 3/6/2025 (b)	887,000	848,114
2.99%, 3/19/2025	370,000	355,611
3.00%, 8/16/2039	233,000	173,853
3.04%, 3/1/2026	280,000	264,737
3.45%, 4/15/2051	640,000	475,885
3.48%, 3/19/2030	654,000	594,780
3.57%, 3/6/2045	149,000	112,754
4.11%, 3/1/2046	386,000	319,712
4.23%, 3/19/2040	632,000	549,410
4.33%, 3/19/2050	1,131,000	963,748
Helmerich & Payne, Inc. 2.90%, 9/29/2031	450,000	351,630
Hess Corp.:
3.50%, 7/15/2024	91,000	87,936
5.60%, 2/15/2041	367,000	321,661
5.80%, 4/1/2047	127,000	114,016
6.00%, 1/15/2040	138,000	127,829
7.30%, 8/15/2031	287,000	303,419
7.88%, 10/1/2029	120,000	130,745
HF Sinclair Corp. 5.88%, 4/1/2026 (e)	252,000	247,220
Marathon Oil Corp. 6.80%, 3/15/2032	430,000	430,155
Marathon Petroleum Corp.:
3.63%, 9/15/2024	138,000	133,809
3.80%, 4/1/2028	550,000	492,431
4.50%, 4/1/2048	200,000	152,198
4.70%, 5/1/2025	294,000	288,978

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 9/15/2044	$100,000	$80,169
5.00%, 9/15/2054	159,000	127,427
5.13%, 12/15/2026	228,000	224,423
6.50%, 3/1/2041	418,000	413,887
Ovintiv, Inc.:
6.50%, 2/1/2038	136,000	132,110
6.63%, 8/15/2037	400,000	399,368
7.20%, 11/1/2031	300,000	306,732
Phillips 66:
0.90%, 2/15/2024	208,000	197,159
1.30%, 2/15/2026	40,000	34,989
2.15%, 12/15/2030 (b)	470,000	362,704
3.85%, 4/9/2025	423,000	410,606
3.90%, 3/15/2028 (b)	522,000	479,953
4.88%, 11/15/2044 (b)	392,000	338,853
Phillips 66 Co.:
3.15%, 12/15/2029 (e)	422,000	355,543
3.55%, 10/1/2026 (e)	183,000	169,928
3.75%, 3/1/2028 (e)	296,000	268,949
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	498,000	381,353
2.15%, 1/15/2031	295,000	227,374
Shell International Finance B.V.:
2.00%, 11/7/2024	311,000	295,867
2.38%, 11/7/2029	369,000	310,240
2.50%, 9/12/2026	156,000	142,539
2.75%, 4/6/2030	205,000	175,257
2.88%, 5/10/2026	788,000	734,747
3.00%, 11/26/2051 (b)	100,000	66,293
3.13%, 11/7/2049	495,000	340,228
3.25%, 5/11/2025	721,000	693,177
3.25%, 4/6/2050	420,000	295,932
3.50%, 11/13/2023	265,000	262,289
3.63%, 8/21/2042	285,000	219,433
3.75%, 9/12/2046	737,000	562,744
3.88%, 11/13/2028	227,000	212,758
4.00%, 5/10/2046	780,000	621,754
4.13%, 5/11/2035	481,000	422,684
4.38%, 5/11/2045	481,000	404,685
4.55%, 8/12/2043	402,000	348,474
6.38%, 12/15/2038	881,000	934,794
Suncor Energy, Inc.:
4.00%, 11/15/2047	430,000	323,300
5.95%, 12/1/2034	350,000	333,312
6.80%, 5/15/2038	265,000	268,323
7.15%, 2/1/2032	205,000	214,182
Tosco Corp. 8.13%, 2/15/2030	200,000	231,176
TotalEnergies Capital International SA:
2.43%, 1/10/2025	444,000	421,529
2.83%, 1/10/2030	419,000	361,664
2.99%, 6/29/2041	190,000	135,770
Security Description	Principal Amount	Value
3.13%, 5/29/2050	$617,000	$425,594
3.39%, 6/29/2060	257,000	171,751
3.46%, 2/19/2029	410,000	374,186
3.70%, 1/15/2024	375,000	370,215
3.75%, 4/10/2024	301,000	296,389
TotalEnergies Capital SA 3.88%, 10/11/2028 (b)	302,000	283,415
Valero Energy Corp.:
2.15%, 9/15/2027	265,000	228,976
4.00%, 4/1/2029 (b)	335,000	306,830
4.00%, 6/1/2052	435,000	314,488
6.63%, 6/15/2037	367,000	367,051
7.50%, 4/15/2032	430,000	466,872
		52,979,897
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026	245,000	215,316
3.14%, 11/7/2029	290,000	246,071
3.34%, 12/15/2027	171,000	153,761
4.08%, 12/15/2047	273,500	203,407
4.49%, 5/1/2030	645,000	596,019
Halliburton Co.:
2.92%, 3/1/2030 (b)	254,000	211,882
4.50%, 11/15/2041	245,000	193,663
4.85%, 11/15/2035	100,000	87,007
5.00%, 11/15/2045	544,000	452,657
6.70%, 9/15/2038	420,000	422,398
7.45%, 9/15/2039	320,000	341,699
NOV, Inc. 3.95%, 12/1/2042	225,000	149,416
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025 (b)	240,000	217,735
Schlumberger Investment SA:
2.65%, 6/26/2030 (b)	103,000	85,736
3.65%, 12/1/2023	424,000	417,835
		3,994,602
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	225,000	208,829
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	494,000	391,673
2.69%, 5/25/2031	165,000	129,505
AptarGroup, Inc. 3.60%, 3/15/2032	115,000	94,119
Berry Global, Inc.:
0.95%, 2/15/2024	192,000	180,382
1.57%, 1/15/2026	512,000	447,524
Packaging Corp. of America:
3.00%, 12/15/2029	124,000	104,784
3.05%, 10/1/2051	110,000	69,292
3.40%, 12/15/2027 (b)	147,000	133,857

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 9/15/2024	$225,000	$218,545
Sonoco Products Co.:
1.80%, 2/1/2025	243,000	225,246
2.25%, 2/1/2027	315,000	278,224
WRKCo, Inc.:
3.00%, 6/15/2033 (b)	390,000	301,965
3.38%, 9/15/2027	70,000	63,335
3.90%, 6/1/2028	357,000	328,062
4.00%, 3/15/2028	186,000	171,693
4.20%, 6/1/2032	74,000	64,957
4.65%, 3/15/2026	216,000	211,397
4.90%, 3/15/2029	222,500	212,496
		3,835,885
PHARMACEUTICALS — 1.2%
AbbVie, Inc.:
2.60%, 11/21/2024	925,000	881,127
2.95%, 11/21/2026	913,000	835,276
3.20%, 11/21/2029	1,494,000	1,310,836
3.60%, 5/14/2025	911,000	875,772
3.80%, 3/15/2025	851,000	823,947
3.85%, 6/15/2024	566,000	555,704
4.05%, 11/21/2039	967,000	783,125
4.25%, 11/14/2028 (b)	647,000	608,536
4.25%, 11/21/2049	1,323,000	1,061,602
4.30%, 5/14/2036	133,000	115,276
4.40%, 11/6/2042	601,000	498,968
4.50%, 5/14/2035	1,024,000	913,623
4.55%, 3/15/2035	1,041,000	935,297
4.63%, 10/1/2042	132,000	112,175
4.70%, 5/14/2045	246,000	208,987
4.75%, 3/15/2045	674,000	577,874
4.85%, 6/15/2044	219,000	190,986
4.88%, 11/14/2048	395,000	346,849
AmerisourceBergen Corp.:
2.70%, 3/15/2031	547,000	439,930
2.80%, 5/15/2030	400,000	331,564
3.45%, 12/15/2027 (b)	173,000	158,890
4.30%, 12/15/2047	275,500	220,328
Astrazeneca Finance LLC:
0.70%, 5/28/2024	300,000	281,271
1.20%, 5/28/2026	465,000	408,721
1.75%, 5/28/2028 (b)	330,000	278,088
2.25%, 5/28/2031	370,000	301,517
AstraZeneca PLC:
0.70%, 4/8/2026 (b)	250,000	216,425
1.38%, 8/6/2030 (b)	270,000	208,929
3.00%, 5/28/2051	200,000	138,266
3.38%, 11/16/2025	756,000	721,867
4.00%, 9/18/2042	312,000	261,709
4.38%, 11/16/2045	225,000	195,856
4.38%, 8/17/2048	185,000	162,199
6.45%, 9/15/2037	587,000	633,666
Becton Dickinson & Co.:
1.96%, 2/11/2031 (b)	254,000	196,444
3.36%, 6/6/2024	227,000	220,862
Security Description	Principal Amount	Value
3.70%, 6/6/2027 (b)	$738,000	$687,233
3.73%, 12/15/2024	215,000	208,868
3.79%, 5/20/2050	120,000	89,852
Becton Dickinson and Co. 4.67%, 6/6/2047	784,000	674,640
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	684,000	655,368
0.75%, 11/13/2025	530,000	470,359
1.13%, 11/13/2027	239,000	200,206
1.45%, 11/13/2030	182,000	140,426
2.55%, 11/13/2050	280,000	173,057
2.90%, 7/26/2024	514,000	498,719
2.95%, 3/15/2032 (b)	545,000	467,844
3.20%, 6/15/2026	608,000	576,050
3.25%, 8/1/2042	349,000	260,316
3.40%, 7/26/2029	329,000	298,900
3.70%, 3/15/2052	817,000	627,178
3.90%, 2/20/2028	451,000	430,119
3.90%, 3/15/2062	510,000	386,228
4.13%, 6/15/2039	642,000	560,626
4.25%, 10/26/2049	543,000	454,920
4.35%, 11/15/2047	533,000	455,832
4.55%, 2/20/2048	316,000	277,612
Cardinal Health, Inc.:
3.08%, 6/15/2024	416,000	402,118
4.37%, 6/15/2047	489,000	374,642
4.50%, 11/15/2044	300,000	234,294
4.90%, 9/15/2045	389,000	326,110
Cigna Corp.:
0.61%, 3/15/2024 (b)	132,000	124,388
1.25%, 3/15/2026	335,000	293,450
2.38%, 3/15/2031	555,000	441,292
2.40%, 3/15/2030	679,000	554,295
3.05%, 10/15/2027	397,000	356,192
3.40%, 3/1/2027	272,000	250,436
3.40%, 3/15/2050	308,000	208,972
3.40%, 3/15/2051	210,000	143,449
4.13%, 11/15/2025	552,000	535,942
4.38%, 10/15/2028	526,000	496,739
4.50%, 2/25/2026	285,000	278,146
4.80%, 8/15/2038	848,000	752,498
4.90%, 12/15/2048	785,000	679,920
3.88%, 10/15/2047	481,000	350,880
4.80%, 7/15/2046	240,000	205,966
CVS Health Corp.:
1.30%, 8/21/2027	295,000	246,183
1.75%, 8/21/2030	200,000	153,124
1.88%, 2/28/2031	412,000	313,792
2.13%, 9/15/2031	327,000	251,427
2.63%, 8/15/2024	644,000	618,201
2.88%, 6/1/2026	764,000	709,030
3.00%, 8/15/2026 (b)	450,000	416,016
3.25%, 8/15/2029	528,000	462,201
3.38%, 8/12/2024	376,000	367,010
3.75%, 4/1/2030	1,410,000	1,256,028

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 7/20/2025	$634,000	$614,993
4.10%, 3/25/2025	373,000	365,148
4.30%, 3/25/2028	583,435	551,824
4.78%, 3/25/2038	1,438,000	1,260,306
5.05%, 3/25/2048	1,785,000	1,571,389
5.13%, 7/20/2045	820,000	717,672
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	515,000	319,511
2.50%, 9/15/2060	733,000	434,141
2.75%, 6/1/2025	271,000	259,206
3.10%, 5/15/2027 (b)	185,000	173,993
3.38%, 3/15/2029	222,000	205,954
3.95%, 3/15/2049 (b)	120,000	103,864
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	360,000	345,917
3.00%, 6/1/2024	548,000	533,768
3.38%, 6/1/2029	245,000	222,423
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	253,707	246,712
4.20%, 3/18/2043 (b)	151,000	125,658
6.38%, 5/15/2038	751,000	817,276
Johnson & Johnson:
0.55%, 9/1/2025	140,000	125,262
0.95%, 9/1/2027 (b)	465,000	393,697
1.30%, 9/1/2030	211,000	167,764
2.10%, 9/1/2040	465,000	309,695
2.25%, 9/1/2050	470,000	289,562
2.45%, 9/1/2060	235,000	137,717
2.63%, 1/15/2025	377,301	363,194
2.90%, 1/15/2028 (b)	768,000	708,150
2.95%, 3/3/2027	355,000	332,660
3.40%, 1/15/2038	583,000	484,362
3.63%, 3/3/2037	661,000	571,791
3.70%, 3/1/2046	418,000	343,316
4.38%, 12/5/2033	288,000	277,439
4.50%, 12/5/2043 (b)	102,000	93,658
4.85%, 5/15/2041	100,000	96,405
4.95%, 5/15/2033	144,000	145,848
5.85%, 7/15/2038	240,000	255,322
5.95%, 8/15/2037	311,000	335,432
McKesson Corp.:
0.90%, 12/3/2025	135,000	118,275
1.30%, 8/15/2026	315,000	272,535
3.80%, 3/15/2024	310,000	305,427
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	500,000	518,995
Merck & Co., Inc.:
0.75%, 2/24/2026	238,000	208,976
1.45%, 6/24/2030	210,000	164,434
1.70%, 6/10/2027	1,000,000	874,760
1.90%, 12/10/2028 (b)	200,000	167,746
2.15%, 12/10/2031	337,000	271,026
2.35%, 6/24/2040	570,000	382,630
2.45%, 6/24/2050	240,000	148,109
2.75%, 12/10/2051	285,000	185,432
Security Description	Principal Amount	Value
2.90%, 3/7/2024	$136,000	$133,001
3.40%, 3/7/2029	536,000	492,257
3.60%, 9/15/2042	185,000	146,218
3.70%, 2/10/2045	1,038,000	815,816
3.90%, 3/7/2039	303,000	257,808
4.00%, 3/7/2049	357,000	294,582
4.15%, 5/18/2043	581,000	495,198
Mylan, Inc. 4.55%, 4/15/2028	548,000	484,766
Novartis Capital Corp.:
1.75%, 2/14/2025 (b)	457,791	429,738
2.00%, 2/14/2027 (b)	374,000	335,485
2.20%, 8/14/2030	259,000	216,418
2.75%, 8/14/2050	215,000	145,875
3.00%, 11/20/2025	170,000	161,923
3.40%, 5/6/2024	821,000	806,641
4.00%, 11/20/2045	238,000	200,791
4.40%, 5/6/2044	204,000	183,737
Pfizer, Inc.:
0.80%, 5/28/2025	175,000	159,038
1.70%, 5/28/2030	838,000	670,626
1.75%, 8/18/2031	402,500	314,679
2.55%, 5/28/2040	127,000	89,080
2.75%, 6/3/2026	322,000	302,654
2.95%, 3/15/2024	200,000	195,834
3.00%, 12/15/2026	158,000	148,507
3.40%, 5/15/2024	541,000	531,332
3.45%, 3/15/2029 (b)	177,000	163,045
3.90%, 3/15/2039	563,000	482,401
4.00%, 12/15/2036	470,000	416,218
4.00%, 3/15/2049	250,000	214,295
4.10%, 9/15/2038	277,000	243,187
4.13%, 12/15/2046	325,000	282,302
4.20%, 9/15/2048	235,000	207,225
4.30%, 6/15/2043	160,000	140,651
4.40%, 5/15/2044	266,000	237,352
5.60%, 9/15/2040	260,000	263,887
7.20%, 3/15/2039	524,000	623,759
Sanofi 3.63%, 6/19/2028	231,000	215,888
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	353,000	325,858
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	877,000	694,944
3.03%, 7/9/2040	334,000	236,185
3.18%, 7/9/2050 (b)	225,000	149,697
3.38%, 7/9/2060	170,000	110,085
4.40%, 11/26/2023	905,000	905,000
5.00%, 11/26/2028	637,000	618,081
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	1,186,000	1,080,351
5.25%, 6/15/2046	564,000	396,531
Viatris, Inc.:
1.65%, 6/22/2025	85,000	75,671

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.30%, 6/22/2027	$132,000	$107,798
2.70%, 6/22/2030	205,000	152,313
3.85%, 6/22/2040	208,000	129,312
4.00%, 6/22/2050	235,000	140,420
Wyeth LLC:
5.95%, 4/1/2037	427,000	449,503
6.00%, 2/15/2036	229,000	238,032
6.45%, 2/1/2024	135,000	137,913
Zoetis, Inc.:
2.00%, 5/15/2030	321,000	254,659
3.00%, 9/12/2027 (b)	169,000	152,032
3.00%, 5/15/2050	180,000	118,598
3.90%, 8/20/2028	163,000	151,070
3.95%, 9/12/2047	102,000	80,144
4.45%, 8/20/2048	305,000	257,929
4.50%, 11/13/2025 (b)	438,000	431,132
4.70%, 2/1/2043	469,000	411,388
		74,635,820
PIPELINES — 0.8%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,750
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	55,000	44,321
3.60%, 9/1/2032	375,000	297,330
4.45%, 7/15/2027	113,000	105,063
5.95%, 6/1/2026	195,000	197,094
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	340,000	295,327
5.13%, 6/30/2027	675,000	654,331
5.88%, 3/31/2025	190,000	190,466
7.00%, 6/30/2024	645,000	655,501
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	329,000	322,436
5.80%, 6/1/2045	138,000	127,696
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	180,000	154,318
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	132,000	120,553
5.88%, 10/15/2025	120,000	121,673
7.38%, 10/15/2045	200,000	216,388
Series B, 7.50%, 4/15/2038	130,000	140,130
Enbridge, Inc.:
0.55%, 10/4/2023	250,000	238,895
2.15%, 2/16/2024 (b)	240,000	230,808
2.50%, 1/15/2025	290,000	272,298
2.50%, 2/14/2025 (b)	289,000	271,637
3.13%, 11/15/2029 (b)	573,000	489,755
4.00%, 10/1/2023	327,000	323,858
Security Description	Principal Amount	Value
4.25%, 12/1/2026	$295,000	$281,105
Energy Transfer L.P.:
2.90%, 5/15/2025	790,000	736,280
3.75%, 5/15/2030	440,000	373,494
3.90%, 5/15/2024	165,000	160,590
4.00%, 10/1/2027	208,000	189,484
4.05%, 3/15/2025	307,000	294,447
4.15%, 9/15/2029	242,000	211,363
4.20%, 4/15/2027	397,000	367,336
4.25%, 4/1/2024	455,000	445,477
4.40%, 3/15/2027	273,000	254,876
4.50%, 4/15/2024	519,000	511,796
4.75%, 1/15/2026	590,000	569,462
4.95%, 6/15/2028	151,000	141,128
4.95%, 1/15/2043	90,000	69,224
5.00%, 5/15/2044	100,000	77,697
5.00%, 5/15/2050	347,000	271,153
5.15%, 2/1/2043	161,000	126,762
5.15%, 3/15/2045	207,000	163,828
5.25%, 4/15/2029	105,000	99,035
5.30%, 4/15/2047	245,000	195,939
5.40%, 10/1/2047	333,000	270,143
5.50%, 6/1/2027	208,000	202,588
5.95%, 10/1/2043	130,000	112,840
6.10%, 2/15/2042	231,000	203,021
6.25%, 4/15/2049	500,000	446,605
6.50%, 2/1/2042	158,000	146,954
7.50%, 7/1/2038	175,000	177,413
6.00%, 6/15/2048	250,000	216,595
Series 20Y, 5.80%, 6/15/2038	165,000	144,774
Energy Transfer L.P./Regency Energy Finance Corp. 4.50%, 11/1/2023	300,000	297,369
Enterprise Products Operating LLC:
3.13%, 7/31/2029	450,000	387,639
3.20%, 2/15/2052 (b)	235,000	150,351
3.30%, 2/15/2053	202,000	132,197
3.70%, 2/15/2026	256,000	244,524
3.70%, 1/31/2051	350,000	246,372
3.75%, 2/15/2025	305,000	295,527
3.95%, 2/15/2027 (b)	141,000	134,074
3.95%, 1/31/2060	557,000	383,383
4.15%, 10/16/2028	237,000	220,457
4.20%, 1/31/2050	470,000	358,727
4.25%, 2/15/2048	539,000	416,771
4.85%, 8/15/2042	300,000	254,544
4.85%, 3/15/2044	305,000	254,940
4.90%, 5/15/2046	475,000	405,061
4.95%, 10/15/2054	229,000	186,690
5.10%, 2/15/2045	650,000	556,588
5.95%, 2/1/2041	376,000	360,212
7.55%, 4/15/2038	25,000	27,323

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	$137,000	$103,488
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	291,000	244,519
Kinder Morgan Energy Partners L.P.:
4.15%, 2/1/2024	280,000	276,315
4.25%, 9/1/2024	538,000	529,048
4.30%, 5/1/2024	431,000	425,000
4.70%, 11/1/2042	258,000	201,661
5.00%, 3/1/2043	410,000	332,211
5.50%, 3/1/2044	180,000	151,465
5.63%, 9/1/2041	100,000	85,750
6.38%, 3/1/2041	424,000	394,579
6.50%, 9/1/2039	183,000	175,129
7.75%, 3/15/2032	100,000	108,133
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (b)	210,000	157,051
3.25%, 8/1/2050 (b)	190,000	119,121
3.60%, 2/15/2051	629,000	415,844
4.30%, 6/1/2025	342,000	333,830
4.30%, 3/1/2028	238,000	223,008
5.20%, 3/1/2048 (b)	197,000	165,567
5.30%, 12/1/2034	408,000	370,280
5.55%, 6/1/2045	435,000	380,625
COR, 4.80%, 2/1/2033	250,000	224,308
COR, 5.45%, 8/1/2052	200,000	172,996
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030 (b)	525,000	447,552
3.95%, 3/1/2050 (b)	247,000	175,923
4.20%, 10/3/2047	278,000	205,614
4.25%, 9/15/2046	185,000	138,389
4.85%, 2/1/2049	200,000	161,910
5.00%, 3/1/2026	63,000	62,226
5.15%, 10/15/2043	86,000	72,164
MPLX L.P.:
1.75%, 3/1/2026 (b)	587,000	514,417
2.65%, 8/15/2030	291,000	228,761
4.00%, 2/15/2025	142,000	136,996
4.00%, 3/15/2028	268,000	244,537
4.25%, 12/1/2027	135,000	125,609
4.50%, 4/15/2038	457,000	367,113
4.70%, 4/15/2048	243,000	185,922
4.80%, 2/15/2029	100,000	93,451
4.88%, 12/1/2024	270,000	266,976
4.88%, 6/1/2025	384,000	377,096
4.90%, 4/15/2058	359,000	268,654
4.95%, 3/14/2052	645,000	507,280
5.20%, 3/1/2047	565,000	465,588
5.20%, 12/1/2047	250,000	203,823
5.50%, 2/15/2049	618,000	526,684
ONEOK Partners L.P.:
6.13%, 2/1/2041	260,000	230,786
Security Description	Principal Amount	Value
6.85%, 10/15/2037	$202,000	$193,203
ONEOK, Inc.:
2.20%, 9/15/2025	220,000	199,393
2.75%, 9/1/2024	185,000	176,103
3.10%, 3/15/2030	420,000	341,909
4.00%, 7/13/2027	189,000	173,638
4.35%, 3/15/2029	326,000	291,010
4.50%, 3/15/2050	120,000	86,626
4.55%, 7/15/2028	363,000	332,435
4.95%, 7/13/2047	222,000	171,382
5.85%, 1/15/2026	78,000	78,271
6.35%, 1/15/2031	65,000	63,779
7.15%, 1/15/2051	265,000	252,678
Plains All American Pipeline L.P./PAA Finance Corp.:
3.55%, 12/15/2029	425,000	354,531
3.80%, 9/15/2030	433,000	362,923
3.85%, 10/15/2023	160,000	157,702
4.30%, 1/31/2043	194,000	130,723
4.65%, 10/15/2025	355,000	341,929
4.90%, 2/15/2045	150,000	110,466
5.15%, 6/1/2042	245,000	185,737
6.65%, 1/15/2037	176,000	165,148
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	356,000	325,028
5.00%, 3/15/2027	493,000	473,492
5.63%, 3/1/2025	434,000	433,262
5.75%, 5/15/2024	702,000	704,527
5.88%, 6/30/2026	291,000	290,846
4.50%, 5/15/2030	315,000	287,050
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	293,000	270,210
3.50%, 3/15/2025	350,000	335,258
5.95%, 9/25/2043	265,000	251,321
Targa Resources Corp. 4.20%, 2/1/2033	300,000	250,815
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028	292,000	270,234
5.50%, 3/1/2030	425,000	382,912
6.50%, 7/15/2027	429,000	425,997
6.88%, 1/15/2029	100,000	98,708
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	350,000	289,292
TC PipeLines L.P. 4.38%, 3/13/2025	85,000	82,980
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	240,000	247,426

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	$150,000	$158,327
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024	235,000	216,780
3.75%, 10/16/2023 (b)	132,000	130,314
4.25%, 5/15/2028 (b)	300,000	278,148
4.63%, 3/1/2034	146,000	127,391
4.75%, 5/15/2038	155,000	134,740
4.88%, 1/15/2026	292,000	286,878
5.00%, 10/16/2043	585,000	504,539
5.10%, 3/15/2049	394,000	349,821
5.85%, 3/15/2036	94,000	90,864
6.10%, 6/1/2040	190,000	183,493
6.20%, 10/15/2037	158,000	156,575
7.25%, 8/15/2038	520,000	562,588
7.63%, 1/15/2039	566,000	638,148
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	414,000	349,627
4.00%, 3/15/2028	324,000	296,719
7.85%, 2/1/2026	277,000	294,362
Valero Energy Partners L.P. 4.50%, 3/15/2028	270,000	257,107
Williams Cos., Inc.:
2.60%, 3/15/2031	381,000	299,150
3.50%, 11/15/2030 (b)	334,000	284,087
3.90%, 1/15/2025	194,000	187,928
4.00%, 9/15/2025	236,000	227,362
4.30%, 3/4/2024	334,000	329,715
4.55%, 6/24/2024	243,000	240,468
4.90%, 1/15/2045	899,000	729,943
5.75%, 6/24/2044	219,000	198,072
6.30%, 4/15/2040	512,000	498,278
		47,446,553
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
2.50%, 4/1/2031	347,000	263,949
4.88%, 3/1/2026	155,000	151,956
		415,905
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree L.P.:
2.60%, 6/15/2033	5,000	3,647
2.90%, 10/1/2030	125,000	99,023
4.80%, 10/1/2032	120,000	107,182
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	360,000	253,422
2.95%, 3/15/2034	85,000	65,755
3.00%, 5/18/2051	232,000	141,214
3.38%, 8/15/2031	260,000	218,743
3.45%, 4/30/2025	197,000	188,917
3.55%, 3/15/2052	370,000	252,103
3.95%, 1/15/2027	115,000	109,030
Security Description	Principal Amount	Value
4.00%, 2/1/2050	$214,000	$160,765
4.50%, 7/30/2029	170,000	157,660
4.70%, 7/1/2030	185,000	172,895
4.85%, 4/15/2049	175,000	146,970
4.90%, 12/15/2030	208,000	196,961
American Assets Trust L.P. 3.38%, 2/1/2031	120,000	95,340
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	130,000	98,244
3.38%, 7/15/2051	150,000	93,225
4.25%, 2/15/2028	349,500	322,805
American Tower Corp.:
0.60%, 1/15/2024	270,000	255,018
1.30%, 9/15/2025	71,000	62,998
1.50%, 1/31/2028	198,000	158,594
1.60%, 4/15/2026	365,000	319,098
2.10%, 6/15/2030	276,000	211,201
2.30%, 9/15/2031	350,000	261,394
2.40%, 3/15/2025	200,000	186,310
2.70%, 4/15/2031	370,000	289,984
2.75%, 1/15/2027	181,000	159,961
2.90%, 1/15/2030	203,000	166,649
2.95%, 1/15/2025	151,000	143,175
2.95%, 1/15/2051	125,000	75,223
3.13%, 1/15/2027	165,000	148,734
3.38%, 5/15/2024	202,000	196,687
3.55%, 7/15/2027	196,000	177,380
3.70%, 10/15/2049	566,000	386,912
3.95%, 3/15/2029	697,000	623,181
4.00%, 6/1/2025	342,000	330,324
5.00%, 2/15/2024	359,000	358,806
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (b)	175,000	135,868
Series GMTN, 2.95%, 5/11/2026	363,000	335,822
Series GMTN, 3.45%, 6/1/2025	107,000	102,960
Series GMTN, 3.50%, 11/15/2024	239,000	232,540
Series MTN, 2.45%, 1/15/2031 (b)	125,000	101,814
Series MTN, 3.20%, 1/15/2028 (b)	236,000	213,816
Series MTN, 3.30%, 6/1/2029	165,000	146,833
Boston Properties L.P.:
2.45%, 10/1/2033	180,000	127,541
2.55%, 4/1/2032 (b)	115,000	84,933
2.75%, 10/1/2026	164,000	147,380
2.90%, 3/15/2030	157,000	126,156
3.20%, 1/15/2025	250,000	238,500
3.25%, 1/30/2031	325,000	264,504
3.40%, 6/21/2029	594,000	502,744
3.65%, 2/1/2026 (b)	364,000	342,855

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Brandywine Operating Partnership L.P.:
3.95%, 11/15/2027	$205,000	$181,087
4.10%, 10/1/2024	211,000	204,493
4.55%, 10/1/2029	163,000	144,209
Brixmor Operating Partnership L.P.:
2.50%, 8/16/2031	128,000	93,690
4.05%, 7/1/2030	560,000	472,830
4.13%, 6/15/2026	261,000	243,777
4.13%, 5/15/2029	230,000	199,631
Broadstone Net Lease LLC 2.60%, 9/15/2031 (b)	350,000	257,330
Camden Property Trust:
2.80%, 5/15/2030	17,000	14,290
3.15%, 7/1/2029	187,000	163,137
3.35%, 11/1/2049	75,000	52,193
Corporate Office Properties L.P.:
2.25%, 3/15/2026	150,000	131,116
2.75%, 4/15/2031	250,000	185,045
Crown Castle, Inc.:
1.05%, 7/15/2026	200,000	169,406
2.10%, 4/1/2031	284,000	212,699
2.25%, 1/15/2031	609,000	464,844
2.90%, 4/1/2041	250,000	163,217
3.10%, 11/15/2029	500,000	419,725
3.20%, 9/1/2024	180,000	174,110
3.25%, 1/15/2051	250,000	159,092
3.30%, 7/1/2030	500,000	419,025
3.65%, 9/1/2027	639,000	578,947
3.70%, 6/15/2026	257,000	241,058
3.80%, 2/15/2028	360,000	326,128
4.00%, 11/15/2049	250,000	180,837
4.15%, 7/1/2050	200,000	148,274
4.45%, 2/15/2026	193,000	186,168
REIT, 1.35%, 7/15/2025	85,000	76,304
CubeSmart L.P.:
2.00%, 2/15/2031 (b)	170,000	127,799
3.00%, 2/15/2030	200,000	165,672
Digital Realty Trust L.P.:
3.60%, 7/1/2029 (b)	320,000	280,298
3.70%, 8/15/2027	248,000	229,452
4.45%, 7/15/2028 (b)	229,000	214,772
Digital Realty Trust LP 5.55%, 1/15/2028 (b)	200,000	198,344
Duke Realty L.P.:
1.75%, 7/1/2030	202,000	156,489
1.75%, 2/1/2031	269,000	206,336
3.25%, 6/30/2026	237,000	218,874
EPR Properties:
4.50%, 6/1/2027	150,000	129,045
4.75%, 12/15/2026	500,000	443,940
Equinix, Inc.:
1.00%, 9/15/2025 (b)	260,000	229,050
1.25%, 7/15/2025	180,000	160,996
Security Description	Principal Amount	Value
1.45%, 5/15/2026	$278,000	$240,923
1.55%, 3/15/2028	125,000	100,610
1.80%, 7/15/2027	166,000	138,864
2.15%, 7/15/2030	225,000	172,483
2.63%, 11/18/2024	542,000	512,212
2.90%, 11/18/2026	270,000	242,438
2.95%, 9/15/2051	255,000	152,546
3.00%, 7/15/2050	255,000	156,718
3.20%, 11/18/2029 (b)	348,000	294,206
ERP Operating L.P.:
2.50%, 2/15/2030	100,000	82,296
2.85%, 11/1/2026	141,000	129,444
3.00%, 7/1/2029	139,000	120,694
3.38%, 6/1/2025	115,000	109,676
4.15%, 12/1/2028	304,000	279,710
4.50%, 6/1/2045	160,000	134,638
Essex Portfolio L.P.:
1.65%, 1/15/2031	161,000	117,540
1.70%, 3/1/2028	137,000	111,111
2.55%, 6/15/2031	132,000	103,826
2.65%, 3/15/2032	225,000	175,324
2.65%, 9/1/2050	140,000	78,393
3.00%, 1/15/2030	127,000	105,904
3.50%, 4/1/2025	211,000	203,064
4.00%, 3/1/2029	136,000	123,553
Extra Space Storage L.P. 2.35%, 3/15/2032	230,000	169,634
Federal Realty Investment Trust:
3.50%, 6/1/2030 (b)	242,000	206,310
3.95%, 1/15/2024	230,000	227,228
4.50%, 12/1/2044	200,000	157,380
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	50,000	37,515
3.35%, 9/1/2024	275,000	261,041
4.00%, 1/15/2030	507,000	421,423
4.00%, 1/15/2031	618,000	505,635
5.25%, 6/1/2025	232,000	224,544
5.38%, 11/1/2023	334,000	328,462
5.75%, 6/1/2028	210,000	197,633
Healthcare Realty Holdings L.P.:
2.00%, 3/15/2031 (b)	275,000	202,837
3.10%, 2/15/2030	176,000	144,264
3.50%, 8/1/2026 (b)	135,000	124,581
COR, 3.63%, 1/15/2028	308,000	270,590
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	198,000	161,560
3.00%, 1/15/2030	435,000	363,847
3.50%, 7/15/2029	343,000	301,806
6.75%, 2/1/2041	195,000	198,793
Highwoods Realty L.P.:
2.60%, 2/1/2031	200,000	149,774
3.05%, 2/15/2030	476,000	384,560

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 3/1/2027	$60,000	$55,240
4.13%, 3/15/2028	228,000	206,780
4.20%, 4/15/2029	102,000	89,034
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025	129,000	122,613
Series F, 4.50%, 2/1/2026	30,000	28,655
Series H, 3.38%, 12/15/2029	365,000	297,066
Series I, 3.50%, 9/15/2030	317,000	253,223
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	210,000	166,729
4.65%, 4/1/2029	595,000	527,813
COR, 5.95%, 2/15/2028 (b)	200,000	191,628
Invitation Homes Operating Partnership L.P. 2.00%, 8/15/2031	309,000	221,989
Kilroy Realty L.P.:
2.50%, 11/15/2032	190,000	136,847
2.65%, 11/15/2033	200,000	139,880
3.05%, 2/15/2030	225,000	179,944
Kimco Realty Corp.:
1.90%, 3/1/2028 (b)	100,000	82,492
2.25%, 12/1/2031	143,000	107,485
2.70%, 10/1/2030	239,000	192,075
3.30%, 2/1/2025	304,000	292,092
3.70%, 10/1/2049	354,000	244,210
4.45%, 9/1/2047	375,000	289,789
Kite Realty Group L.P. 4.00%, 10/1/2026	188,000	174,114
Kite Realty Group Trust 4.75%, 9/15/2030	307,000	266,930
Life Storage L.P.:
3.50%, 7/1/2026	162,000	151,979
3.88%, 12/15/2027	141,000	129,069
4.00%, 6/15/2029	141,500	125,622
LXP Industrial Trust:
2.38%, 10/1/2031	125,000	91,088
2.70%, 9/15/2030	150,000	115,430
Mid-America Apartments L.P.:
1.70%, 2/15/2031 (b)	220,000	166,384
2.75%, 3/15/2030 (b)	125,000	104,411
2.88%, 9/15/2051	135,000	84,436
3.60%, 6/1/2027	161,000	149,414
3.95%, 3/15/2029	228,000	207,630
National Health Investors, Inc. 3.00%, 2/1/2031	365,000	257,051
National Retail Properties, Inc.:
3.00%, 4/15/2052	100,000	60,324
3.10%, 4/15/2050	370,000	230,521
3.50%, 4/15/2051	245,000	164,393
4.00%, 11/15/2025	124,000	118,670
4.80%, 10/15/2048	194,000	163,709
Security Description	Principal Amount	Value
Office Properties Income Trust:
2.40%, 2/1/2027	$375,000	$269,805
3.45%, 10/15/2031	220,000	133,346
4.25%, 5/15/2024	244,000	224,531
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	111,000	78,657
3.38%, 2/1/2031	355,000	271,518
3.63%, 10/1/2029	267,000	217,245
4.75%, 1/15/2028	365,000	337,209
5.25%, 1/15/2026	155,000	150,331
Phillips Edison Grocery Center Oprating Part 2.63%, 11/15/2031	170,000	123,519
Physicians Realty L.P.:
2.63%, 11/1/2031 (b)	145,000	110,226
3.95%, 1/15/2028	200,000	180,782
4.30%, 3/15/2027 (b)	58,000	54,227
Piedmont Operating Partnership L.P. 3.15%, 8/15/2030	254,000	197,546
Prologis L.P.:
1.25%, 10/15/2030	193,000	143,980
2.13%, 4/15/2027	100,000	88,696
2.13%, 10/15/2050	220,000	123,726
3.00%, 4/15/2050 (b)	350,000	232,977
4.38%, 2/1/2029	220,000	208,549
4.63%, 1/15/2033	200,000	189,966
Public Storage:
0.88%, 2/15/2026	375,000	328,290
1.85%, 5/1/2028	155,000	130,651
2.25%, 11/9/2031	170,000	134,009
3.09%, 9/15/2027	308,000	282,242
3.39%, 5/1/2029	155,000	139,759
Realty Income Corp.:
0.75%, 3/15/2026	199,000	170,945
2.20%, 6/15/2028	150,000	126,617
2.85%, 12/15/2032	95,000	76,154
3.10%, 12/15/2029	290,000	248,861
3.25%, 6/15/2029	130,000	114,141
3.25%, 1/15/2031	321,000	272,600
3.40%, 1/15/2028	145,000	131,895
3.65%, 1/15/2028	375,000	344,816
3.88%, 7/15/2024	100,000	98,183
3.95%, 8/15/2027	226,000	212,325
4.13%, 10/15/2026	221,000	211,990
4.60%, 2/6/2024 (b)	125,000	124,554
Regency Centers L.P.:
2.95%, 9/15/2029	220,000	182,028
3.60%, 2/1/2027	154,000	142,910
3.70%, 6/15/2030	125,000	107,548
4.13%, 3/15/2028	117,000	107,558
Rexford Industrial Realty L.P.:
2.13%, 12/1/2030	175,000	133,259
2.15%, 9/1/2031	200,000	149,836

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Sabra Health Care L.P. 5.13%, 8/15/2026	$450,000	$422,428
Simon Property Group L.P.:
1.38%, 1/15/2027 (b)	160,000	136,677
1.75%, 2/1/2028	230,000	190,898
2.20%, 2/1/2031 (b)	130,000	99,831
2.25%, 1/15/2032	180,000	135,409
2.45%, 9/13/2029	270,000	220,045
2.65%, 7/15/2030 (b)	275,000	222,392
2.65%, 2/1/2032	295,000	230,354
3.25%, 9/13/2049	553,000	357,697
3.30%, 1/15/2026	146,000	137,590
3.38%, 10/1/2024	462,000	448,251
3.38%, 6/15/2027	132,000	121,084
3.38%, 12/1/2027 (b)	297,000	269,242
3.50%, 9/1/2025	326,000	311,301
3.80%, 7/15/2050	377,000	263,757
REIT, 2.00%, 9/13/2024	340,000	321,286
Spirit Realty L.P.:
2.10%, 3/15/2028 (b)	380,000	303,350
2.70%, 2/15/2032	155,000	111,926
3.20%, 1/15/2027	150,000	131,862
3.20%, 2/15/2031	125,000	97,869
3.40%, 1/15/2030	110,000	89,830
4.00%, 7/15/2029	200,000	172,816
STORE Capital Corp.:
2.70%, 12/1/2031	300,000	259,521
2.75%, 11/18/2030	100,000	88,169
4.50%, 3/15/2028	176,000	168,444
Sun Communities Operating L.P. 2.70%, 7/15/2031	201,250	152,433
Tanger Properties L.P. 2.75%, 9/1/2031	250,000	178,507
UDR, Inc.:
3.00%, 8/15/2031	120,000	96,036
Series GMTN, 3.50%, 1/15/2028	158,000	140,326
Series MTN, 1.90%, 3/15/2033	100,000	69,560
Series MTN, 2.10%, 8/1/2032	250,000	181,177
Series MTN, 2.10%, 6/15/2033	100,000	69,724
Series MTN, 2.95%, 9/1/2026	199,000	180,732
Series MTN, 3.20%, 1/15/2030	253,000	213,259
Series MTN, 4.40%, 1/26/2029	292,000	270,287
Ventas Realty L.P.:
2.50%, 9/1/2031 (b)	215,000	166,638
2.65%, 1/15/2025	544,000	511,833
3.25%, 10/15/2026	128,000	117,545
3.50%, 4/15/2024	321,000	312,773
3.75%, 5/1/2024	222,000	216,945
Security Description	Principal Amount	Value
3.85%, 4/1/2027 (b)	$114,000	$106,364
4.75%, 11/15/2030	200,000	184,910
4.88%, 4/15/2049 (b)	308,000	261,147
VICI Properties LP:
4.38%, 5/15/2025	100,000	95,058
4.75%, 2/15/2028	300,000	275,664
5.63%, 5/15/2052	375,000	310,279
Welltower, Inc.:
2.70%, 2/15/2027 (b)	198,000	176,648
2.75%, 1/15/2031	331,000	261,238
2.75%, 1/15/2032	200,000	155,914
2.80%, 6/1/2031	150,000	118,994
4.00%, 6/1/2025	691,000	664,079
4.13%, 3/15/2029	200,000	181,482
4.25%, 4/15/2028 (b)	209,000	194,454
4.95%, 9/1/2048	120,000	102,360
REIT, 3.63%, 3/15/2024	271,000	264,878
Weyerhaeuser Co.:
3.38%, 3/9/2033	100,000	81,261
4.00%, 11/15/2029	282,000	253,501
7.38%, 3/15/2032	250,000	270,437
WP Carey, Inc.:
2.40%, 2/1/2031	100,000	76,827
3.85%, 7/15/2029	400,000	353,088
4.25%, 10/1/2026	100,000	94,575
4.60%, 4/1/2024	187,000	185,220
		55,202,063
RETAIL — 0.7%
Advance Auto Parts, Inc.:
1.75%, 10/1/2027 (b)	340,000	279,534
3.50%, 3/15/2032	130,000	103,892
AutoNation, Inc.:
1.95%, 8/1/2028	175,000	137,538
3.80%, 11/15/2027	229,000	203,084
3.85%, 3/1/2032	200,000	158,982
4.75%, 6/1/2030	300,000	263,949
AutoZone, Inc.:
1.65%, 1/15/2031	49,000	36,428
3.13%, 4/18/2024	108,000	105,089
3.13%, 4/21/2026	81,000	75,698
3.75%, 4/18/2029	589,000	531,679
4.75%, 8/1/2032	325,000	304,739
Best Buy Co., Inc.:
1.95%, 10/1/2030	330,000	246,982
4.45%, 10/1/2028 (b)	175,000	163,851
Costco Wholesale Corp.:
1.38%, 6/20/2027	225,000	194,431
1.60%, 4/20/2030	1,005,000	809,206
1.75%, 4/20/2032 (b)	159,000	122,812
2.75%, 5/18/2024	557,000	542,579
3.00%, 5/18/2027 (b)	450,000	420,750
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (b)	199,000	186,274
4.55%, 2/15/2048	200,000	149,906

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032	$329,000	$250,668
4.10%, 1/15/2052	450,000	278,041
Dollar General Corp.:
3.50%, 4/3/2030 (b)	295,000	258,768
3.88%, 4/15/2027	338,000	319,576
4.15%, 11/1/2025	340,000	329,831
4.25%, 9/20/2024	45,000	44,458
4.63%, 11/1/2027	100,000	97,375
5.00%, 11/1/2032	60,000	57,712
5.50%, 11/1/2052	100,000	96,882
Dollar Tree, Inc.:
4.00%, 5/15/2025	352,000	341,169
4.20%, 5/15/2028	376,000	350,312
Genuine Parts Co.:
1.88%, 11/1/2030	150,000	111,588
2.75%, 2/1/2032	95,000	73,711
Home Depot, Inc.:
0.90%, 3/15/2028	459,766	374,295
1.38%, 3/15/2031	600,000	452,724
1.50%, 9/15/2028 (b)	400,000	332,340
1.88%, 9/15/2031 (b)	170,000	132,027
2.13%, 9/15/2026	761,000	690,676
2.38%, 3/15/2051	280,000	164,926
2.50%, 4/15/2027	450,000	409,464
2.70%, 4/15/2030	786,000	671,967
2.75%, 9/15/2051	242,000	154,256
2.80%, 9/14/2027	125,000	114,395
2.88%, 4/15/2027 (b)	484,000	447,860
2.95%, 6/15/2029 (b)	383,000	338,679
3.00%, 4/1/2026	363,000	342,879
3.13%, 12/15/2049	455,000	312,640
3.25%, 4/15/2032 (b)	220,000	190,711
3.35%, 9/15/2025	480,000	463,723
3.50%, 9/15/2056 (b)	211,000	149,797
3.63%, 4/15/2052	315,000	237,633
3.90%, 12/6/2028	243,000	230,716
3.90%, 6/15/2047	262,000	208,539
4.00%, 9/15/2025	50,000	49,205
4.20%, 4/1/2043	225,000	189,056
4.25%, 4/1/2046	299,000	251,022
4.50%, 9/15/2032	145,000	138,733
4.50%, 12/6/2048	391,000	342,082
4.88%, 2/15/2044	200,000	183,706
4.95%, 9/15/2052	100,000	93,749
5.88%, 12/16/2036	828,000	861,310
5.95%, 4/1/2041	253,000	262,834
Kohl's Corp. 3.38%, 5/1/2031	641,000	394,177
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (b)	438,000	354,999
1.70%, 9/15/2028	257,000	209,858
1.70%, 10/15/2030	920,000	694,352
2.50%, 4/15/2026	498,000	459,211
2.63%, 4/1/2031	650,000	522,411
Security Description	Principal Amount	Value
2.80%, 9/15/2041	$250,000	$160,290
3.00%, 10/15/2050 (b)	412,000	251,938
3.38%, 9/15/2025	192,000	183,339
3.50%, 4/1/2051	150,000	100,500
3.65%, 4/5/2029	432,000	389,694
3.75%, 4/1/2032	485,000	419,496
4.00%, 4/15/2025	850,000	832,830
4.05%, 5/3/2047	386,000	290,044
4.25%, 4/1/2052	185,000	140,877
4.40%, 9/8/2025	70,000	68,994
4.50%, 4/15/2030	259,000	242,429
4.65%, 4/15/2042	185,000	155,827
5.00%, 4/15/2033 (b)	210,000	198,876
5.50%, 10/15/2035	200,000	191,622
5.63%, 4/15/2053	250,000	231,092
5.80%, 9/15/2062	175,000	160,909
McDonald's Corp.:
4.60%, 9/9/2032	175,000	167,326
Series MTN, 3.38%, 5/26/2025	185,000	177,839
Series MTN, 3.50%, 3/1/2027	333,000	314,295
Series MTN, 3.60%, 7/1/2030	1,883,000	1,695,604
Series MTN, 3.70%, 1/30/2026	320,000	308,845
Series MTN, 3.70%, 2/15/2042	238,000	179,928
Series MTN, 4.45%, 3/1/2047	380,000	319,322
Series MTN, 4.45%, 9/1/2048	280,000	234,237
Series MTN, 4.70%, 12/9/2035	145,000	133,236
Series MTN, 4.88%, 7/15/2040	315,000	283,601
Series MTN, 5.70%, 2/1/2039	450,000	444,249
Series MTN, 6.30%, 10/15/2037	188,000	195,024
Series MTN, 6.30%, 3/1/2038	270,000	282,493
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	185,000	138,399
3.55%, 3/15/2026	104,000	99,129
3.60%, 9/1/2027	181,000	167,811
4.20%, 4/1/2030	327,000	298,698
Ross Stores, Inc. 0.88%, 4/15/2026	193,000	166,206
Starbucks Corp.:
2.00%, 3/12/2027	281,000	246,659
2.25%, 3/12/2030	230,000	186,132
2.45%, 6/15/2026 (b)	214,000	196,891
2.55%, 11/15/2030	268,500	219,005
3.00%, 2/14/2032 (b)	110,000	91,226
3.35%, 3/12/2050	165,000	112,114

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/1/2028	$189,000	$175,626
3.50%, 11/15/2050 (b)	240,000	168,295
3.55%, 8/15/2029 (b)	317,000	286,197
3.75%, 12/1/2047	252,000	186,180
3.80%, 8/15/2025	333,000	323,406
4.00%, 11/15/2028 (b)	126,000	118,356
4.30%, 6/15/2045 (b)	35,000	28,567
4.45%, 8/15/2049	186,000	152,258
4.50%, 11/15/2048	270,000	223,166
Target Corp.:
1.95%, 1/15/2027 (b)	474,000	425,330
2.35%, 2/15/2030	175,000	146,102
2.50%, 4/15/2026 (b)	466,000	432,355
2.95%, 1/15/2052 (b)	130,000	87,302
3.50%, 7/1/2024	340,000	334,380
3.63%, 4/15/2046	525,000	404,082
3.90%, 11/15/2047	300,000	242,049
4.50%, 9/15/2032	500,000	476,370
6.50%, 10/15/2037	120,000	129,156
TJX Cos., Inc.:
1.15%, 5/15/2028 (b)	206,000	168,032
1.60%, 5/15/2031	281,000	212,391
2.25%, 9/15/2026	290,000	264,135
Tractor Supply Co. 1.75%, 11/1/2030	82,000	61,438
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/2026	599,000	563,587
3.80%, 11/18/2024	296,000	288,479
4.10%, 4/15/2050 (b)	650,000	464,958
Walmart, Inc.:
1.05%, 9/17/2026	185,000	161,638
1.50%, 9/22/2028 (b)	170,000	142,145
2.38%, 9/24/2029 (b)	43,000	37,045
2.50%, 9/22/2041 (b)	1,740,000	1,213,424
2.85%, 7/8/2024	563,000	546,954
3.05%, 7/8/2026 (b)	439,000	419,557
3.25%, 7/8/2029	563,000	515,612
3.30%, 4/22/2024	1,000,000	982,930
3.55%, 6/26/2025	492,000	480,241
4.15%, 9/9/2032	315,000	301,874
4.50%, 9/9/2052	450,000	422,262
6.20%, 4/15/2038	400,000	447,640
COR, 3.90%, 9/9/2025	300,000	294,753
COR, 3.95%, 9/9/2027	295,000	286,436
		42,366,180
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032 (b)	115,000	104,400
4.39%, 6/1/2052 (b)	165,000	139,747
Analog Devices, Inc.:
1.70%, 10/1/2028 (b)	525,000	439,162
2.10%, 10/1/2031	390,000	309,664
2.95%, 4/1/2025	200,000	192,150
3.50%, 12/5/2026	383,000	364,233
Security Description	Principal Amount	Value
Applied Materials, Inc.:
1.75%, 6/1/2030	$400,000	$316,168
2.75%, 6/1/2050	149,000	96,629
3.90%, 10/1/2025	170,000	166,540
4.35%, 4/1/2047 (b)	372,000	320,988
5.10%, 10/1/2035	169,000	165,982
5.85%, 6/15/2041	194,000	202,045
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	310,000	274,883
3.63%, 1/15/2024	297,000	291,375
3.88%, 1/15/2027	1,170,000	1,078,366
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	168,000	137,856
2.45%, 2/15/2031 (e)	487,000	366,701
2.60%, 2/15/2033 (e)	500,000	358,110
3.14%, 11/15/2035 (e)	200,000	140,226
3.15%, 11/15/2025	265,000	249,039
3.19%, 11/15/2036 (e)	200,000	136,946
3.42%, 4/15/2033 (e)	1,496,000	1,147,791
3.46%, 9/15/2026	116,000	107,677
3.47%, 4/15/2034 (e)	749,000	563,293
3.50%, 2/15/2041 (e)	245,000	165,235
3.63%, 10/15/2024	200,000	194,528
3.75%, 2/15/2051 (e)	170,000	110,837
4.11%, 9/15/2028	967,000	874,835
4.15%, 11/15/2030	541,000	467,597
4.15%, 4/15/2032 (e)	250,000	210,345
4.30%, 11/15/2032	257,000	216,487
4.75%, 4/15/2029	657,000	614,098
4.93%, 5/15/2037 (e)	426,000	352,417
5.00%, 4/15/2030	396,000	368,074
Intel Corp.:
1.60%, 8/12/2028	220,000	182,486
2.00%, 8/12/2031 (b)	265,000	205,481
2.80%, 8/12/2041	190,000	128,049
3.05%, 8/12/2051	1,102,000	704,938
3.10%, 2/15/2060	700,000	422,688
3.15%, 5/11/2027 (b)	281,000	261,600
3.25%, 11/15/2049	1,036,000	689,499
3.40%, 3/25/2025 (b)	769,000	745,653
3.70%, 7/29/2025 (b)	412,000	401,445
3.73%, 12/8/2047	798,000	592,419
3.75%, 3/25/2027	309,000	295,769
3.75%, 8/5/2027 (b)	225,000	213,588
3.90%, 3/25/2030 (b)	805,000	737,654
4.00%, 12/15/2032 (b)	255,000	230,474
4.10%, 5/11/2047	236,000	186,402
4.75%, 3/25/2050	1,108,000	955,451
KLA Corp.:
3.30%, 3/1/2050 (b)	281,000	197,532
4.10%, 3/15/2029	179,000	169,966
4.65%, 11/1/2024	473,000	471,775
Lam Research Corp.:
2.88%, 6/15/2050 (b)	348,000	228,434

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 6/15/2060	$98,000	$62,822
3.75%, 3/15/2026 (b)	293,000	281,456
4.00%, 3/15/2029	204,000	190,917
4.88%, 3/15/2049	162,000	148,931
Marvell Technology, Inc.:
2.95%, 4/15/2031	130,000	100,862
4.88%, 6/22/2028	254,000	238,194
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	114,000	105,243
Microchip Technology, Inc. 0.97%, 2/15/2024	831,000	782,893
Micron Technology, Inc.:
2.70%, 4/15/2032	330,000	239,986
3.48%, 11/1/2051	374,000	221,393
4.19%, 2/15/2027	269,000	251,916
4.66%, 2/15/2030	164,000	146,436
4.98%, 2/6/2026	139,000	136,005
5.33%, 2/6/2029	110,000	104,397
NVIDIA Corp.:
0.58%, 6/14/2024	300,000	280,410
1.55%, 6/15/2028 (b)	200,000	165,830
2.00%, 6/15/2031	250,000	196,970
2.85%, 4/1/2030	510,000	437,294
3.20%, 9/16/2026	560,000	533,193
3.50%, 4/1/2040	442,000	344,632
3.50%, 4/1/2050	100,000	73,606
3.70%, 4/1/2060	200,000	143,156
NXP BV/NXP Funding LLC:
4.88%, 3/1/2024	648,000	640,891
5.35%, 3/1/2026	196,000	194,314
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	200,000	149,572
2.70%, 5/1/2025	140,000	130,005
3.15%, 5/1/2027	350,000	314,198
3.25%, 5/11/2041	345,000	226,203
3.40%, 5/1/2030	279,000	232,346
4.40%, 6/1/2027	344,000	324,729
5.00%, 1/15/2033	236,000	211,647
Qorvo, Inc. 1.75%, 12/15/2024 (e)	250,000	229,250
QUALCOMM, Inc.:
1.30%, 5/20/2028	159,000	131,347
2.15%, 5/20/2030 (b)	359,000	296,530
2.90%, 5/20/2024	484,000	470,627
3.25%, 5/20/2027	586,000	548,894
3.25%, 5/20/2050 (b)	408,000	294,837
3.45%, 5/20/2025	254,059	246,498
4.25%, 5/20/2032 (b)	55,000	51,941
4.30%, 5/20/2047	313,000	266,141
4.50%, 5/20/2052	115,000	98,893
4.65%, 5/20/2035	299,000	281,150
4.80%, 5/20/2045	578,000	522,443
Security Description	Principal Amount	Value
Skyworks Solutions, Inc. 1.80%, 6/1/2026	$190,000	$165,165
Texas Instruments, Inc.:
1.13%, 9/15/2026 (b)	92,000	80,814
1.38%, 3/12/2025	415,000	385,099
1.75%, 5/4/2030	190,000	152,431
2.25%, 9/4/2029	274,000	231,442
2.90%, 11/3/2027	191,000	174,731
3.65%, 8/16/2032	140,000	126,554
3.88%, 3/15/2039	100,000	86,424
4.15%, 5/15/2048	392,000	335,403
TSMC Arizona Corp.:
1.75%, 10/25/2026	728,000	640,072
2.50%, 10/25/2031	815,000	648,202
3.13%, 10/25/2041	279,000	208,374
Xilinx, Inc.:
2.38%, 6/1/2030	245,000	201,976
2.95%, 6/1/2024 (b)	320,000	311,600
		34,063,012
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	355,000	288,076
3.48%, 12/1/2027	157,000	140,309
		428,385
SOFTWARE — 0.6%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	364,000	275,857
2.50%, 9/15/2050	301,000	183,140
3.40%, 9/15/2026	375,000	354,409
Adobe, Inc.:
1.90%, 2/1/2025	209,000	196,874
2.15%, 2/1/2027 (b)	175,000	158,051
2.30%, 2/1/2030	408,000	339,844
3.25%, 2/1/2025	367,000	356,155
Autodesk, Inc.:
2.40%, 12/15/2031	287,000	223,364
3.50%, 6/15/2027	320,000	296,518
4.38%, 6/15/2025	137,000	134,927
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	222,000	175,453
2.90%, 12/1/2029	223,000	185,199
Electronic Arts, Inc.:
1.85%, 2/15/2031	250,000	192,835
4.80%, 3/1/2026	236,000	233,871
Fidelity National Information Services, Inc.:
0.60%, 3/1/2024	362,000	339,415
1.15%, 3/1/2026	200,000	172,910
1.65%, 3/1/2028 (b)	108,000	88,468
2.25%, 3/1/2031 (b)	393,000	303,011
3.10%, 3/1/2041	348,000	231,423
5.10%, 7/15/2032 (b)	400,000	376,764

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
COR, 5.63%, 7/15/2052	$250,000	$222,073
Fiserv, Inc.:
2.25%, 6/1/2027 (b)	459,000	396,080
2.65%, 6/1/2030	346,000	280,478
2.75%, 7/1/2024	452,000	433,997
3.20%, 7/1/2026	401,000	369,602
3.50%, 7/1/2029	858,000	747,661
3.80%, 10/1/2023 (b)	362,000	358,326
4.20%, 10/1/2028	384,000	355,626
4.40%, 7/1/2049	508,000	393,776
Intuit, Inc.:
0.95%, 7/15/2025	260,000	234,411
1.35%, 7/15/2027 (b)	135,000	114,539
1.65%, 7/15/2030	85,000	66,281
Microsoft Corp.:
2.40%, 8/8/2026	1,243,000	1,150,894
2.53%, 6/1/2050	2,019,000	1,327,917
2.68%, 6/1/2060	561,000	355,326
2.70%, 2/12/2025	375,000	360,060
2.88%, 2/6/2024	202,000	198,011
2.92%, 3/17/2052	2,121,000	1,499,653
3.04%, 3/17/2062	734,000	500,757
3.13%, 11/3/2025 (b)	759,000	729,983
3.30%, 2/6/2027	1,244,000	1,185,370
3.45%, 8/8/2036	309,000	270,054
3.50%, 2/12/2035 (b)	463,000	416,478
3.63%, 12/15/2023 (b)	401,000	397,335
3.70%, 8/8/2046	459,000	381,144
3.95%, 8/8/2056	340,000	283,489
4.10%, 2/6/2037	315,000	290,509
4.20%, 11/3/2035	399,000	377,861
4.25%, 2/6/2047	259,000	234,936
Oracle Corp.:
1.65%, 3/25/2026	540,000	473,564
2.30%, 3/25/2028 (b)	431,000	359,743
2.50%, 4/1/2025	1,316,000	1,227,657
2.65%, 7/15/2026	997,000	897,150
2.80%, 4/1/2027	220,000	194,394
2.88%, 3/25/2031	705,000	555,364
2.95%, 11/15/2024	366,000	349,270
2.95%, 5/15/2025	535,000	503,093
2.95%, 4/1/2030	368,000	296,976
3.25%, 11/15/2027	878,000	782,175
3.25%, 5/15/2030	155,000	127,605
3.40%, 7/8/2024 (b)	423,000	411,516
3.60%, 4/1/2040	829,000	562,170
3.60%, 4/1/2050	839,000	524,929
3.65%, 3/25/2041	673,000	456,832
3.80%, 11/15/2037	548,000	399,147
3.85%, 7/15/2036 (b)	448,000	335,413
3.90%, 5/15/2035	435,000	333,471
3.95%, 3/25/2051	1,125,000	746,854
4.00%, 7/15/2046	988,000	668,678
4.00%, 11/15/2047	992,000	666,148
4.10%, 3/25/2061	720,000	455,731
Security Description	Principal Amount	Value
4.13%, 5/15/2045	$181,000	$122,899
4.30%, 7/8/2034	563,000	459,836
4.38%, 5/15/2055	395,000	267,893
4.50%, 7/8/2044	386,000	283,652
5.38%, 7/15/2040	461,000	383,884
6.13%, 7/8/2039	200,000	181,904
6.50%, 4/15/2038	326,000	310,645
Roper Technologies, Inc.:
1.00%, 9/15/2025	144,000	127,768
1.40%, 9/15/2027 (b)	275,000	227,172
1.75%, 2/15/2031	250,000	184,898
2.00%, 6/30/2030	193,000	148,129
2.95%, 9/15/2029 (b)	184,000	155,169
3.80%, 12/15/2026	259,000	245,338
Salesforce, Inc.:
0.63%, 7/15/2024	240,000	223,973
1.50%, 7/15/2028 (b)	165,000	138,537
1.95%, 7/15/2031 (b)	450,000	354,852
2.70%, 7/15/2041	370,000	255,067
2.90%, 7/15/2051	641,000	423,143
3.05%, 7/15/2061	125,000	78,113
3.70%, 4/11/2028 (b)	443,000	420,686
ServiceNow, Inc. 1.40%, 9/1/2030 (b)	379,000	279,228
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027 (b)	120,000	111,461
VMware, Inc.:
1.00%, 8/15/2024	155,000	143,499
1.40%, 8/15/2026	474,000	406,028
1.80%, 8/15/2028	105,000	83,201
2.20%, 8/15/2031	365,000	266,472
3.90%, 8/21/2027	454,000	418,220
4.50%, 5/15/2025	555,000	542,635
		37,323,297
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
2.88%, 5/7/2030	415,000	348,040
3.63%, 4/22/2029	365,000	327,810
4.38%, 7/16/2042 (b)	160,000	130,259
4.38%, 4/22/2049 (b)	263,000	217,170
4.70%, 7/21/2032	250,000	234,728
6.13%, 11/15/2037	108,000	107,283
6.13%, 3/30/2040	693,000	690,200
6.38%, 3/1/2035	100,000	104,182
AT&T, Inc.:
0.90%, 3/25/2024	252,000	238,727
1.65%, 2/1/2028 (b)	448,000	368,691
1.70%, 3/25/2026	751,000	667,639
2.25%, 2/1/2032	501,000	379,097
2.30%, 6/1/2027	347,000	303,906
2.55%, 12/1/2033	991,000	737,472
2.75%, 6/1/2031	1,003,000	804,256
3.50%, 6/1/2041	1,222,000	880,989
3.50%, 9/15/2053	1,383,000	921,479

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 9/15/2055	$2,066,000	$1,356,701
3.65%, 6/1/2051	657,000	448,048
3.65%, 9/15/2059	1,752,000	1,137,468
3.80%, 2/15/2027	365,000	343,290
3.80%, 12/1/2057	1,610,000	1,089,358
4.10%, 2/15/2028 (b)	184,000	171,746
4.25%, 3/1/2027 (b)	937,000	899,042
4.30%, 2/15/2030	1,113,250	1,018,846
4.30%, 12/15/2042	200,000	158,252
4.35%, 3/1/2029	693,000	648,031
4.35%, 6/15/2045	371,000	289,295
4.50%, 5/15/2035	1,247,000	1,079,540
4.50%, 3/9/2048	5,000	3,948
4.55%, 3/9/2049	300,000	239,424
4.75%, 5/15/2046	470,000	393,766
4.85%, 3/1/2039	767,000	665,165
5.15%, 2/15/2050 (b)	1,000,000	876,160
5.25%, 3/1/2037	771,000	711,826
Bell Telephone Co. of Canada or Bell Canada:
4.46%, 4/1/2048	104,000	84,255
Series US-3, 0.75%, 3/17/2024	435,000	409,674
Series US-4, 3.65%, 3/17/2051	325,000	228,381
Series US-5, 2.15%, 2/15/2032	150,000	114,060
British Telecommunications PLC:
4.50%, 12/4/2023	126,000	124,978
5.13%, 12/4/2028	150,000	140,780
9.63%, 12/15/2030	843,000	974,238
Cisco Systems, Inc.:
3.50%, 6/15/2025	256,000	249,395
3.63%, 3/4/2024	344,000	339,748
5.50%, 1/15/2040	558,000	555,807
5.90%, 2/15/2039	683,000	710,368
Corning, Inc.:
5.45%, 11/15/2079	574,000	468,780
5.85%, 11/15/2068	450,000	394,479
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	884,000	1,013,745
9.25%, 6/1/2032	169,000	207,091
Juniper Networks, Inc.:
1.20%, 12/10/2025	150,000	131,414
2.00%, 12/10/2030	163,000	119,784
3.75%, 8/15/2029	250,000	214,788
Motorola Solutions, Inc.:
2.30%, 11/15/2030	413,000	310,469
2.75%, 5/24/2031	185,000	141,791
4.00%, 9/1/2024	30,000	29,412
4.60%, 2/23/2028	191,000	180,594
4.60%, 5/23/2029	197,000	181,541
5.50%, 9/1/2044	106,000	89,748
Security Description	Principal Amount	Value
Orange SA:
5.38%, 1/13/2042	$354,000	$331,620
5.50%, 2/6/2044 (b)	100,000	95,378
9.00%, 3/1/2031	616,000	739,225
Rogers Communications, Inc.:
3.63%, 12/15/2025	185,000	174,298
3.70%, 11/15/2049 (b)	260,000	178,136
3.80%, 3/15/2032 (e)	900,000	775,863
4.10%, 10/1/2023	637,000	631,528
4.30%, 2/15/2048	200,000	151,220
4.35%, 5/1/2049	304,000	229,170
4.50%, 3/15/2043	223,000	177,000
5.00%, 3/15/2044	218,000	178,505
5.45%, 10/1/2043	357,000	315,352
7.50%, 8/15/2038	294,000	326,258
Telefonica Emisiones SA:
4.67%, 3/6/2038	289,000	226,304
5.21%, 3/8/2047	1,398,000	1,064,367
5.52%, 3/1/2049	292,000	236,462
7.05%, 6/20/2036	575,000	568,204
TELUS Corp.:
3.40%, 5/13/2032	575,000	479,234
3.70%, 9/15/2027	112,000	104,720
T-Mobile USA, Inc.:
1.50%, 2/15/2026	265,000	232,911
2.05%, 2/15/2028	246,000	204,165
2.25%, 2/15/2026	360,000	322,456
2.25%, 11/15/2031	578,000	436,916
2.40%, 3/15/2029	200,000	163,168
2.55%, 2/15/2031	390,000	308,954
2.63%, 4/15/2026	471,000	425,864
2.70%, 3/15/2032	314,000	245,777
2.88%, 2/15/2031	700,000	561,771
3.00%, 2/15/2041	288,000	192,110
3.30%, 2/15/2051	608,000	396,483
3.40%, 10/15/2052	874,000	577,574
3.50%, 4/15/2025	608,100	581,745
3.50%, 4/15/2031	575,000	485,254
3.60%, 11/15/2060	300,000	193,998
3.88%, 4/15/2030	3,144,000	2,786,213
4.38%, 4/15/2040	856,000	700,003
4.50%, 4/15/2050	469,000	377,207
5.20%, 1/15/2033	260,000	248,799
5.65%, 1/15/2053	135,000	127,761
COR, 5.80%, 9/15/2062	185,000	171,502
Verizon Communications, Inc.:
0.75%, 3/22/2024	396,000	374,319
0.85%, 11/20/2025 (b)	1,092,000	958,077
1.45%, 3/20/2026 (b)	503,000	443,857
1.68%, 10/30/2030	243,000	182,432
1.75%, 1/20/2031 (b)	635,000	476,212
2.10%, 3/22/2028	340,000	286,899
2.36%, 3/15/2032	824,000	633,664
2.55%, 3/21/2031	1,372,000	1,095,336

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.65%, 11/20/2040	$643,000	$417,043
2.99%, 10/30/2056	2,760,000	1,638,502
3.00%, 3/22/2027	1,263,250	1,150,391
3.00%, 11/20/2060	500,000	290,920
3.15%, 3/22/2030	853,000	724,333
3.38%, 2/15/2025	218,000	210,884
3.40%, 3/22/2041	904,000	661,737
3.55%, 3/22/2051 (b)	1,050,000	741,416
3.70%, 3/22/2061	900,000	612,450
3.88%, 2/8/2029	135,000	123,247
3.88%, 3/1/2052	700,000	520,212
4.00%, 3/22/2050	316,000	241,257
4.02%, 12/3/2029	782,000	709,063
4.13%, 3/16/2027	309,000	295,549
4.13%, 8/15/2046	317,000	249,859
4.27%, 1/15/2036	961,000	822,357
4.33%, 9/21/2028	1,012,000	952,950
4.40%, 11/1/2034	650,000	568,510
4.50%, 8/10/2033	561,500	505,805
4.67%, 3/15/2055	638,000	532,111
5.01%, 8/21/2054	200,000	177,618
6.55%, 9/15/2043	750,000	797,910
Vodafone Group PLC:
4.13%, 5/30/2025	425,000	416,687
4.38%, 5/30/2028	896,000	844,337
4.38%, 2/19/2043	446,000	341,542
4.88%, 6/19/2049	198,000	156,240
5.00%, 5/30/2038	237,000	203,614
5.25%, 5/30/2048	1,109,000	913,040
6.15%, 2/27/2037	661,000	627,249
7.88%, 2/15/2030	187,000	204,673
		64,232,931
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.00%, 11/19/2024	104,000	99,717
3.90%, 11/19/2029	179,000	156,783
5.10%, 5/15/2044 (b)	274,000	223,891
		480,391
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025 (b)	213,000	204,740
3.30%, 9/15/2051	350,000	247,975
3.40%, 9/1/2024	325,000	317,860
3.55%, 2/15/2050	240,000	179,306
3.65%, 9/1/2025	550,000	532,334
3.75%, 4/1/2024	170,000	167,962
3.90%, 8/1/2046	190,000	151,747
4.05%, 6/15/2048	145,000	118,464
4.15%, 12/15/2048	362,000	300,460
4.38%, 9/1/2042	145,000	124,667
4.40%, 3/15/2042	326,000	279,167
4.45%, 3/15/2043	233,000	202,076
4.55%, 9/1/2044	605,000	528,480
Security Description	Principal Amount	Value
4.70%, 9/1/2045	$315,000	$278,680
4.95%, 9/15/2041	100,000	92,597
5.40%, 6/1/2041	297,000	290,199
Canadian National Railway Co.:
2.45%, 5/1/2050	392,000	236,686
2.75%, 3/1/2026	100,000	93,296
3.20%, 8/2/2046 (b)	467,000	335,273
3.65%, 2/3/2048	349,000	268,084
6.90%, 7/15/2028	166,000	179,522
Canadian Pacific Railway Co.:
1.35%, 12/2/2024 (b)	325,000	301,096
1.75%, 12/2/2026	190,000	166,480
2.05%, 3/5/2030	170,000	136,214
2.45%, 12/2/2031	217,000	173,921
2.90%, 2/1/2025	250,000	238,165
3.00%, 12/2/2041	75,000	53,577
3.10%, 12/2/2051	150,000	98,930
4.00%, 6/1/2028	206,000	194,104
4.80%, 9/15/2035	570,000	522,388
4.80%, 8/1/2045	150,000	132,633
6.13%, 9/15/2115	438,000	415,338
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	252,000	234,199
CSX Corp.:
2.40%, 2/15/2030	114,000	94,106
2.50%, 5/15/2051	329,000	197,199
2.60%, 11/1/2026 (b)	156,000	141,948
3.25%, 6/1/2027	466,000	428,939
3.35%, 9/15/2049	307,000	215,763
3.40%, 8/1/2024	200,000	195,012
3.80%, 3/1/2028	215,360	202,242
3.80%, 11/1/2046	235,000	179,312
3.80%, 4/15/2050	350,000	264,254
4.25%, 3/15/2029	352,000	332,137
4.25%, 11/1/2066	285,000	217,036
4.30%, 3/1/2048	412,000	340,069
4.50%, 8/1/2054	175,000	145,826
4.65%, 3/1/2068	220,000	178,829
4.75%, 11/15/2048	149,000	131,458
6.00%, 10/1/2036	150,000	152,261
COR, 4.10%, 11/15/2032 (b)	250,000	226,890
COR, 4.50%, 11/15/2052	200,000	168,170
FedEx Corp.:
3.10%, 8/5/2029 (b)	137,000	117,736
3.25%, 4/1/2026	773,000	729,751
3.40%, 2/15/2028	191,000	173,707
4.05%, 2/15/2048	421,000	308,812
4.10%, 2/1/2045	293,000	211,777
4.25%, 5/15/2030	201,000	182,196
4.40%, 1/15/2047	392,000	303,275
4.55%, 4/1/2046	389,000	307,882
4.75%, 11/15/2045	270,000	218,684
4.90%, 1/15/2034	257,000	234,569

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 5/15/2050 (b)	$307,000	$268,726
FedEx Corp. Pass Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	139,305	113,456
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	236,000	226,810
Kansas City Southern:
2.88%, 11/15/2029	274,000	233,374
4.20%, 11/15/2069	155,000	113,370
4.70%, 5/1/2048	165,000	141,017
4.30%, 5/15/2043	215,000	173,152
Kirby Corp. 4.20%, 3/1/2028	361,000	321,893
Norfolk Southern Corp.:
2.30%, 5/15/2031	264,000	211,435
2.55%, 11/1/2029	130,000	109,717
2.90%, 6/15/2026 (b)	550,000	511,720
2.90%, 8/25/2051	200,000	126,680
3.00%, 3/15/2032 (b)	294,000	246,460
3.05%, 5/15/2050	215,000	140,197
3.15%, 6/1/2027	245,000	225,241
3.16%, 5/15/2055	276,000	176,872
3.40%, 11/1/2049	309,000	216,606
3.70%, 3/15/2053	400,000	292,012
3.80%, 8/1/2028	70,000	65,186
3.94%, 11/1/2047	45,000	35,046
4.05%, 8/15/2052	266,000	205,448
4.10%, 5/15/2121	100,000	67,118
4.45%, 6/15/2045	166,000	139,262
4.65%, 1/15/2046	164,000	142,199
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	194,000	185,202
Series MTN, 2.85%, 3/1/2027	165,000	146,843
Series MTN, 2.90%, 12/1/2026	185,000	167,129
Series MTN, 3.35%, 9/1/2025	250,000	236,475
Series MTN, 3.65%, 3/18/2024 (b)	207,000	202,765
Union Pacific Corp.:
2.15%, 2/5/2027	145,000	129,500
2.38%, 5/20/2031 (b)	155,000	126,074
2.40%, 2/5/2030	446,000	372,646
2.75%, 3/1/2026	337,000	313,865
2.80%, 2/14/2032 (b)	206,000	171,501
2.89%, 4/6/2036	457,000	349,308
2.95%, 3/10/2052	200,000	132,222
2.97%, 9/16/2062	296,000	179,648
3.00%, 4/15/2027	300,000	277,005
3.15%, 3/1/2024	480,000	470,318
3.25%, 2/5/2050	240,000	169,687
3.38%, 2/14/2042	100,000	76,152
Security Description	Principal Amount	Value
3.50%, 2/14/2053	$390,000	$283,429
3.65%, 2/15/2024	175,000	172,491
3.70%, 3/1/2029	75,000	69,584
3.75%, 7/15/2025	335,000	326,789
3.75%, 2/5/2070	190,000	131,976
3.80%, 10/1/2051	234,000	180,852
3.80%, 4/6/2071	276,000	194,801
3.84%, 3/20/2060	498,000	370,452
3.85%, 2/14/2072	210,000	150,492
3.88%, 2/1/2055	242,000	184,784
3.95%, 9/10/2028 (b)	938,000	884,759
3.95%, 8/15/2059	196,000	148,423
4.10%, 9/15/2067	100,000	75,574
4.50%, 9/10/2048	150,000	129,356
Series MTN, 3.55%, 8/15/2039	215,000	170,418
United Parcel Service, Inc.:
2.20%, 9/1/2024	225,000	215,294
2.40%, 11/15/2026 (b)	530,000	486,916
2.50%, 9/1/2029	423,000	361,563
2.80%, 11/15/2024 (b)	170,000	163,936
3.05%, 11/15/2027 (b)	100,000	92,948
3.40%, 3/15/2029	248,000	227,967
3.40%, 11/15/2046	100,000	74,394
3.63%, 10/1/2042	199,000	157,017
3.75%, 11/15/2047	362,000	288,767
3.90%, 4/1/2025	349,000	342,847
4.45%, 4/1/2030	160,000	155,043
4.88%, 11/15/2040	70,000	65,778
6.20%, 1/15/2038	231,000	249,383
		28,961,830
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.10%, 6/1/2051	100,000	58,239
3.25%, 9/15/2026	300,000	274,710
3.50%, 6/1/2032 (b)	155,000	124,651
3.85%, 3/30/2027	130,000	119,015
4.00%, 6/30/2030	345,000	301,630
4.55%, 11/7/2028	69,000	63,944
		942,189
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	130,000	103,077
2.80%, 5/1/2030	264,000	223,904
2.95%, 9/1/2027 (b)	145,000	131,618
3.40%, 3/1/2025	284,000	274,159
3.45%, 6/1/2029	561,000	499,520
3.45%, 5/1/2050	250,000	179,888
3.75%, 9/1/2028 (b)	339,000	315,541
3.75%, 9/1/2047	261,000	196,191
4.20%, 9/1/2048	250,000	201,753
Essential Utilities, Inc.:
3.57%, 5/1/2029	560,000	494,575

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.28%, 5/1/2049	$200,000	$154,996
United Utilities PLC 6.88%, 8/15/2028	119,000	123,800
		2,899,022
TOTAL CORPORATE BONDS & NOTES (Cost $1,721,680,408)		1,432,053,130
ASSET-BACKED SECURITIES — 0.3%
AUTOMOBILE — 0.2%
Capital One Prime Auto Receivables Trust 2021-1 Series 2021-1, Class A3, 0.77%, 9/15/2026	250,000	234,898
CarMax Auto Owner Trust Series 2020-2, Class D, 5.75%, 5/17/2027	1,000,000	1,000,150
Carvana Auto Receivables Trust 2021-P4 Series 2021-P4, Class A3, 1.31%, 1/11/2027	292,000	276,455
Exeter Automobile Receivables Trust Class A3, 4.21%, 1/15/2026	750,000	743,565
Ford Credit Auto Owner Trust 2022-C Series 2022-C, Class A3, 4.48%, 12/15/2026	465,000	462,504
GM Financial Automobile Leasing Trust 2022-1 Series 2022-1, Class A3, COR, 1.90%, 3/20/2025	435,000	420,035
GM Financial Automobile Leasing Trust 2022-2 Series 2022-2, Class A3, 3.42%, 6/20/2025	500,000	490,942
GM Financial Consumer Automobile Receivables Trust Series 2022-1, Class A3, 1.26%, 11/16/2026	350,000	332,881
GM Financial Consumer Automobile Receivables Trust 2021-3 Series 2021-3, Class A3, 0.48%, 6/16/2026	262,000	248,956
GM Financial Consumer Automobile Receivables Trust 2021-4 Series 2021-4, Class A3, 0.68%, 9/16/2026	300,000	282,629
Honda Auto Receivables 2021-3 Owner Trust Series 2021-3, Class A3, 0.41%, 11/18/2025	250,000	237,951
Security Description	Principal Amount	Value
Honda Auto Receivables Owner Trust Series 2021-4, Class A3, 0.88%, 1/21/2026	$400,000	$378,920
Hyundai Auto Receivables Trust Series 2022-A, Class A3, 2.22%, 10/15/2026	500,000	479,600
Hyundai Auto Receivables Trust 2021-B Series 2021-B, Class A3, 0.38%, 1/15/2026	600,000	572,980
Mercedes-Benz Auto Receivables Trust 2021-1 Series 2021-1, Class A3, 0.46%, 6/15/2026	210,000	198,412
Santander Drive Auto Receivables Trust 2022-3 Series 2022-3, Class A3, 3.40%, 12/15/2026	500,000	490,572
Santander Drive Auto Receivables Trust 2022-4 Series 2022-4, Class A3, COR, 4.14%, 2/16/2027	500,000	493,995
Santander Drive Auto Receivables Trust 2022-6 Series 2022-6, Class A3, COR, 4.49%, 11/16/2026	320,000	317,418
Toyota Auto Receivables 2022-A Owner Trust Series 2022-A, Class A3, 1.23%, 6/15/2026	500,000	473,845
Toyota Auto Receivables Owner Trust:
3.76%, 4/15/2027	500,000	490,117
Series 2020-D, Class A4, 0.47%, 1/15/2026	488,000	460,789
Volkswagen Auto Loan Enhanced Trust Series 2021-1, Class A3, 1.02%, 6/22/2026	121,000	114,719
World Omni Auto Receivables Trust:
Series 2022-A, Class A3, 1.66%, 5/17/2027	350,000	332,619
Series 2021-C, Class A3, 0.44%, 8/17/2026	450,000	428,424
		9,963,376
CREDIT CARD — 0.1%
American Express Credit Account Master Trust Series 2021-1, Class A, 0.90%, 11/15/2026	1,103,000	1,023,759
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 9/15/2026	382,000	359,097

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Barclays Dryrock Issuance Trust Series 2021-1, Class A, 0.63%, 7/15/2027	$500,000	$461,816
Capital One Multi-Asset Execution Trust:
Series 2022-A1, Class A1, 2.80%, 3/15/2027	500,000	479,357
Series 2022-A2, Class A, 3.49%, 5/15/2027	600,000	583,251
Series 2021-A3, Class A3, 1.04%, 11/15/2026	1,600,000	1,481,708
Chase Issuance Trust Series 2022-A1, Class A, Class A, COR, 3.97%, 9/15/2027	181,000	177,716
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	277,269
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	544,000	470,213
Series 2022-A1, Class A1, 1.96%, 2/15/2027	375,000	352,249
Series 2022-A2, Class A, 3.32%, 5/15/2027	250,000	241,465
3.56%, 7/15/2027	500,000	486,074
Synchrony Card Funding LLC:
Series 2022-A1, Class A, 3.37%, 4/15/2028	210,000	203,504
Series 2022-A2, Class A, COR, 3.86%, 7/15/2028	500,000	487,589
		7,085,067
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2021-B, Class A3, 0.44%, 8/17/2026	500,000	472,734
John Deere Owner Trust Series 2021-B, Class A3, 0.52%, 3/16/2026	172,000	162,336
Verizon Master Trust Series 2021-1, Class A, 0.50%, 5/20/2027	1,220,000	1,137,970
Verizon Owner Trust Series 2020-B, Class B, 0.68%, 2/20/2025	500,000	476,465
		2,249,505
TOTAL ASSET-BACKED SECURITIES (Cost $20,313,443)		19,297,948
Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 3.2%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	$145,000	$129,018
0.50%, 09/16/2024	100,000	92,851
1.50%, 02/12/2025	1,235,000	1,156,009
COR, 3.13%, 11/07/2023	235,000	231,889
COR, 3.63%, 09/09/2027	136,000	132,318
Series GMTN, 0.50%, 02/02/2026	350,000	307,934
		2,050,019
CANADA — 0.3%
Canada Government International Bond:
0.75%, 05/19/2026	600,000	528,768
1.63%, 01/22/2025	660,000	621,476
2.88%, 04/28/2025	760,000	733,066
Export Development Canada:
2.63%, 02/21/2024	390,000	380,862
3.38%, 08/26/2025	1,130,000	1,098,914
Hydro-Quebec Series HH, 8.50%, 12/1/2029	100,000	123,100
Province of Alberta Canada:
1.30%, 07/22/2030	545,000	432,975
1.88%, 11/13/2024	424,000	402,329
2.95%, 01/23/2024	300,000	294,210
3.30%, 03/15/2028	356,000	335,665
3.35%, 11/01/2023	258,000	255,144
Province of British Columbia Canada:
1.30%, 01/29/2031	350,000	278,250
2.25%, 06/02/2026	274,000	253,683
Series 10, 1.75%, 09/27/2024	322,000	306,096
Province of Manitoba Canada:
3.05%, 05/14/2024	670,000	655,334
Series GX, 2.60%, 04/16/2024	150,000	145,879
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	143,981
Province of Ontario Canada:
0.63%, 01/21/2026	425,000	374,378
1.05%, 04/14/2026	425,000	376,983
1.13%, 10/07/2030	3,500,000	2,733,885
1.60%, 02/25/2031	500,000	404,480
2.00%, 10/02/2029	440,000	376,935
2.30%, 06/15/2026	200,000	184,822
2.50%, 04/27/2026	263,000	245,132
3.05%, 01/29/2024	233,000	228,804
3.10%, 05/19/2027	600,000	565,686

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Province of Quebec Canada:
0.60%, 07/23/2025	$396,000	$356,198
1.35%, 05/28/2030	450,000	361,620
2.50%, 04/20/2026	100,000	93,400
2.75%, 04/12/2027	310,000	289,137
Series PD, 7.50%, 09/15/2029	405,000	477,305
Series QO, 2.88%, 10/16/2024	1,210,000	1,174,620
Series QX, 1.50%, 02/11/2025	1,075,000	1,005,415
		16,238,532
CHILE — 0.1%
Chile Government International Bond:
2.45%, 01/31/2031	268,000	215,011
2.55%, 01/27/2032	275,000	216,010
2.55%, 07/27/2033	620,000	465,019
2.75%, 01/31/2027	480,000	432,922
3.10%, 05/07/2041	750,000	507,037
3.10%, 01/22/2061	600,000	348,546
3.13%, 03/27/2025	390,000	373,230
3.13%, 01/21/2026	200,000	186,466
3.24%, 02/06/2028	581,000	523,812
3.50%, 01/31/2034	407,000	332,161
3.50%, 01/25/2050	828,000	562,071
3.50%, 04/15/2053	200,000	132,175
4.34%, 03/07/2042	233,000	184,217
		4,478,677
CHINA — 0.0% (a)
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	198,000	191,929
FREE OF TAX — 0.1%
African Development Bank 3.38%, 7/7/2025	750,000	730,553
Asian Development Bank Series GMTN, 1.50%, 1/20/2027	1,036,000	926,163
Asian Infrastructure Investment Bank 3.38%, 6/29/2025	500,000	485,045
Council Of Europe Development Bank 3.00%, 6/16/2025	121,000	116,841
European Investment Bank:
1.75%, 03/15/2029 (b)	400,000	347,996
Series GMTN, 1.38%, 03/15/2027 (b)	1,550,000	1,376,369
Inter-American Development Bank:
1.50%, 01/13/2027	850,000	760,385
3.25%, 07/01/2024	500,000	490,820
		5,234,172
Security Description	Principal Amount	Value
GERMANY — 0.3%
FMS Wertmanagement 2.75%, 1/30/2024	$310,000	$303,630
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	1,315,000	753,061
Zero Coupon, 06/29/2037	220,000	121,467
0.25%, 10/19/2023	1,900,000	1,821,625
0.25%, 03/08/2024	800,000	755,192
0.38%, 07/18/2025	1,300,000	1,165,463
0.50%, 09/20/2024 (b)	275,000	255,395
0.63%, 01/22/2026	1,205,000	1,069,281
0.75%, 09/30/2030	381,000	295,953
1.38%, 08/05/2024	238,000	225,717
1.75%, 09/14/2029	448,000	386,302
2.00%, 05/02/2025	1,384,000	1,305,513
2.50%, 11/20/2024	849,000	817,680
2.63%, 02/28/2024	1,259,000	1,229,640
2.88%, 04/03/2028	602,000	563,490
3.13%, 06/10/2025	2,200,000	2,131,932
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	550,000	488,472
0.88%, 09/03/2030	565,000	442,971
2.38%, 06/10/2025	305,000	289,588
Series 37, 2.50%, 11/15/2027 (b)	487,000	448,327
Series 40, 0.50%, 05/27/2025 (b)	575,000	520,122
		15,390,821
HONG KONG — 0.0% (a)
Hong Kong Government International Bond Series GMTN, 1.75%, 11/24/2031	200,000	163,659
HUNGARY — 0.0% (a)
Hungary Government International Bond:
5.75%, 11/22/2023	635,000	629,837
7.63%, 03/29/2041	440,000	434,245
		1,064,082
INDONESIA — 0.1%
Indonesia Government International Bond:
1.85%, 03/12/2031	385,000	297,497
2.15%, 07/28/2031	450,000	353,448
2.85%, 02/14/2030	306,000	260,868
3.05%, 03/12/2051	629,000	417,002
3.20%, 09/23/2061	469,000	291,249
3.35%, 03/12/2071	675,000	415,597
3.40%, 09/18/2029	305,000	270,035
3.50%, 02/14/2050	505,000	351,833
3.55%, 03/31/2032	400,000	346,116
3.70%, 10/30/2049	305,000	219,710

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 04/24/2028	$415,000	$389,345
4.35%, 01/11/2048	630,000	498,009
4.75%, 02/11/2029	225,000	217,798
5.35%, 02/11/2049	347,000	306,162
COR, 4.65%, 09/20/2032	100,000	94,159
COR, 5.45%, 09/20/2052	12,500	11,529
		4,740,357
ISRAEL — 0.1%
Israel Government AID Bond 5.50%, 9/18/2033	850,000	929,806
Israel Government International Bond:
2.75%, 07/03/2030	546,000	482,577
2.88%, 03/16/2026	180,000	170,553
3.25%, 01/17/2028	200,000	188,026
3.88%, 07/03/2050	943,000	759,087
4.13%, 01/17/2048	405,000	344,303
4.50%, 01/30/2043	430,000	394,757
State of Israel:
2.50%, 01/15/2030	425,000	371,463
3.38%, 01/15/2050	460,000	340,032
		3,980,604
ITALY — 0.1%
Republic of Italy Government International Bond:
0.88%, 05/06/2024	575,000	533,945
1.25%, 02/17/2026	786,000	674,325
2.38%, 10/17/2024	1,315,000	1,236,179
2.88%, 10/17/2029	750,000	612,833
3.88%, 05/06/2051	560,000	382,732
4.00%, 10/17/2049	665,000	476,692
		3,916,706
JAPAN — 0.2%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	538,000	481,790
1.25%, 01/21/2031	355,000	279,563
1.88%, 07/21/2026	215,000	194,035
1.88%, 04/15/2031	1,090,000	896,710
2.00%, 10/17/2029	360,000	306,785
2.13%, 02/16/2029	350,000	304,293
2.75%, 11/16/2027	515,000	473,151
2.88%, 06/01/2027	949,000	881,706
2.88%, 07/21/2027	602,000	558,554
3.25%, 07/20/2028	300,000	279,141
3.38%, 10/31/2023	200,000	197,570
3.88%, 09/16/2025	358,000	350,110
Series DTC, 1.75%, 10/17/2024	503,000	476,039
Series DTC, 2.13%, 02/10/2025	225,000	212,785
Series DTC, 2.25%, 11/04/2026	817,000	743,323
Security Description	Principal Amount	Value
Series DTC, 2.38%, 04/20/2026	$160,000	$147,883
Series DTC, 2.50%, 05/23/2024	300,000	290,319
Series DTC, 2.50%, 05/28/2025	540,000	511,110
Series DTC, 2.75%, 01/21/2026	590,000	554,860
Japan Bank for International Corp. Series DTC, 3.00%, 5/29/2024	455,000	443,711
Japan International Cooperation Agency:
1.00%, 07/22/2030	200,000	154,500
2.75%, 04/27/2027	239,000	221,077
3.38%, 06/12/2028	150,000	140,798
COR, 3.25%, 05/25/2027	300,000	282,774
		9,382,587
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 05/24/2031	1,171,000	900,733
3.25%, 04/16/2030	776,000	649,737
3.50%, 02/12/2034	840,000	641,651
3.75%, 01/11/2028	895,000	824,259
3.77%, 05/24/2061	870,000	515,023
4.13%, 01/21/2026	480,000	465,739
4.15%, 03/28/2027	628,000	601,492
4.28%, 08/14/2041	721,000	527,649
4.35%, 01/15/2047	560,000	395,326
4.40%, 02/12/2052	290,000	200,155
4.50%, 04/22/2029	1,228,000	1,137,730
4.50%, 01/31/2050	1,082,000	778,239
4.60%, 01/23/2046	720,000	531,389
4.60%, 02/10/2048	637,000	465,106
4.75%, 04/27/2032	529,000	476,052
5.00%, 04/27/2051	575,000	442,463
6.05%, 01/11/2040	597,000	554,016
Series GMTN, 5.75%, 10/12/2110	775,000	598,579
Series MTN, 4.75%, 03/08/2044	1,732,000	1,332,480
		12,037,818
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	948,000	666,738
3.16%, 01/23/2030	560,000	457,005
3.30%, 01/19/2033	250,000	193,457
3.75%, 03/16/2025	475,000	457,320
3.87%, 07/23/2060	595,000	352,085
4.00%, 09/22/2024	870,000	848,563
4.30%, 04/29/2053	580,000	386,616
4.50%, 01/19/2063	365,000	238,809

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.70%, 01/26/2036	$490,000	$479,568
7.13%, 01/29/2026	230,000	242,671
8.88%, 09/30/2027	520,000	593,835
9.38%, 04/01/2029	264,000	307,254
		5,223,921
PERU — 0.1%
Peruvian Government International Bond:
1.86%, 12/01/2032	255,000	179,777
2.39%, 01/23/2026	609,000	552,692
2.78%, 01/23/2031	1,225,000	974,365
2.84%, 06/20/2030	765,000	626,183
3.00%, 01/15/2034	332,000	249,890
3.23%, 07/28/2121	285,000	153,675
3.55%, 03/10/2051	740,000	493,092
3.60%, 01/15/2072	200,000	120,280
5.63%, 11/18/2050	390,000	366,397
6.55%, 03/14/2037	351,000	359,824
7.35%, 07/21/2025	880,000	923,921
		5,000,096
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031	398,000	303,718
1.95%, 01/06/2032	263,000	202,926
2.46%, 05/05/2030	458,000	383,493
2.65%, 12/10/2045	330,000	204,164
2.95%, 05/05/2045	395,000	259,855
3.00%, 02/01/2028	870,000	792,709
3.20%, 07/06/2046	585,000	391,418
3.70%, 02/02/2042	365,000	280,382
3.75%, 01/14/2029	678,000	637,401
3.95%, 01/20/2040	257,000	204,605
4.20%, 01/21/2024	510,000	503,732
5.00%, 01/13/2037	285,000	265,016
5.50%, 03/30/2026	391,000	399,285
6.38%, 10/23/2034	401,000	421,924
7.50%, 09/25/2024	225,000	229,095
7.75%, 01/14/2031	435,000	501,812
9.50%, 02/02/2030	567,000	701,861
9.50%, 02/02/2030	71,000	87,992
10.63%, 03/16/2025	445,000	503,317
		7,274,705
POLAND — 0.0% (a)
Republic of Poland Government International Bond:
3.25%, 04/06/2026	365,000	343,293
4.00%, 01/22/2024	530,000	522,421
		865,714
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 06/29/2024	450,000	420,313
Security Description	Principal Amount	Value
0.63%, 02/09/2026	$355,000	$311,229
1.13%, 12/29/2026	340,000	293,583
1.25%, 01/18/2025	208,000	192,296
1.25%, 09/21/2030	475,000	369,583
1.38%, 02/09/2031	400,000	309,420
1.63%, 01/18/2027	195,000	170,964
1.88%, 02/12/2025	115,000	107,643
2.13%, 01/18/2032	250,000	199,910
2.38%, 06/25/2024	200,000	192,646
2.38%, 04/21/2027	445,000	400,576
2.50%, 06/29/2041	285,000	206,827
2.88%, 01/21/2025	495,000	474,740
4.00%, 01/14/2024	340,000	337,644
4.25%, 09/15/2027	200,000	193,560
COR, 4.00%, 09/15/2024	200,000	197,786
Korea Development Bank:
0.40%, 03/09/2024	100,000	94,196
0.40%, 06/19/2024	165,000	153,628
0.80%, 04/27/2026	250,000	218,708
0.80%, 07/19/2026	265,000	229,774
1.00%, 09/09/2026	550,000	477,999
1.63%, 01/19/2031	525,000	415,459
2.00%, 02/24/2025	325,000	304,684
2.00%, 09/12/2026 (b)	425,000	384,306
2.25%, 02/24/2027	350,000	316,169
3.25%, 02/19/2024	620,000	608,766
Korea International Bond:
1.00%, 09/16/2030	440,000	346,491
1.75%, 10/15/2031	116,000	94,883
2.00%, 06/19/2024	227,000	217,682
2.75%, 01/19/2027	350,000	327,030
4.13%, 06/10/2044	280,000	266,064
		8,834,559
SUPRANATIONAL — 1.3%
African Development Bank:
Series GDIF, 0.88%, 03/23/2026	1,310,000	1,163,044
Series GDIF, 0.88%, 07/22/2026	600,000	527,322
Asian Development Bank:
0.63%, 04/29/2025	1,300,000	1,182,948
1.50%, 10/18/2024	1,277,000	1,207,084
2.63%, 01/30/2024	1,035,000	1,012,147
5.82%, 06/16/2028	756,000	814,220
6.22%, 08/15/2027	147,000	157,778
Series GMTN, 0.25%, 10/06/2023	1,100,000	1,056,000
Series GMTN, 0.38%, 06/11/2024	1,421,000	1,330,340
Series GMTN, 0.38%, 09/03/2025	977,000	871,562
Series GMTN, 0.50%, 02/04/2026	1,292,000	1,139,208
Series GMTN, 0.63%, 10/08/2024	100,000	92,932

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 0.75%, 10/08/2030	$500,000	$387,295
Series GMTN, 1.00%, 04/14/2026	1,380,000	1,231,415
Series GMTN, 1.50%, 03/04/2031	315,000	258,952
Series GMTN, 1.75%, 08/14/2026	50,000	45,451
Series GMTN, 1.75%, 09/19/2029	448,000	384,321
Series GMTN, 1.88%, 01/24/2030	825,000	708,947
Series GMTN, 2.00%, 01/22/2025	150,000	142,341
Series GMTN, 2.00%, 04/24/2026	195,000	180,149
Series GMTN, 2.50%, 11/02/2027	438,000	403,564
Series GMTN, 2.63%, 01/12/2027	200,000	187,648
Series GMTN, 2.75%, 01/19/2028	415,000	386,066
Series GMTN, 3.13%, 08/20/2027	768,000	731,666
Series GMTN, 3.88%, 09/28/2032	450,000	442,661
Series GMTN, 4.13%, 09/27/2024	1,340,000	1,333,756
Asian Infrastructure Investment Bank:
0.50%, 05/28/2025	900,000	810,315
0.50%, 01/27/2026	200,000	175,214
2.25%, 05/16/2024	454,000	438,614
3.75%, 09/14/2027	300,000	290,907
Corp. Andina de Fomento 3.75%, 11/23/2023	475,000	469,129
Council Of Europe Development Bank:
0.25%, 10/20/2023	585,000	560,260
0.88%, 09/22/2026	650,000	568,425
1.38%, 02/27/2025	850,000	792,803
2.50%, 02/27/2024	240,000	234,026
European Bank for Reconstruction & Development:
0.50%, 05/19/2025 (b)	730,000	660,869
1.63%, 09/27/2024	200,000	189,844
Series GMTN, 0.50%, 11/25/2025 (b)	345,000	306,108
Series GMTN, 0.50%, 01/28/2026 (b)	930,000	819,795
Series GMTN, 1.50%, 02/13/2025	260,000	243,451
European Investment Bank:
0.38%, 12/15/2025	946,000	835,309
0.38%, 03/26/2026	1,325,000	1,158,739
0.63%, 07/25/2025 (b)	520,000	469,581
Security Description	Principal Amount	Value
0.63%, 10/21/2027	$125,000	$105,020
0.75%, 10/26/2026	715,000	622,279
0.75%, 09/23/2030 (b)	430,000	334,880
0.88%, 05/17/2030	300,000	237,891
1.25%, 02/14/2031 (b)	1,031,000	837,533
1.63%, 03/14/2025 (b)	1,450,000	1,360,071
1.63%, 10/09/2029 (b)	290,000	247,851
1.63%, 05/13/2031	250,000	209,000
1.88%, 02/10/2025	1,431,000	1,353,282
2.25%, 06/24/2024 (b)	960,000	927,466
2.50%, 10/15/2024 (b)	200,000	193,050
2.63%, 03/15/2024	1,025,000	1,000,615
3.25%, 01/29/2024	1,136,000	1,120,073
3.25%, 11/15/2027 (b)	750,000	719,182
4.88%, 02/15/2036	165,000	177,066
Series GMTN, 3.13%, 12/14/2023	465,000	458,402
Inter-American Development Bank:
0.25%, 11/15/2023	648,000	619,378
0.50%, 09/23/2024	1,025,000	951,436
0.63%, 07/15/2025	280,000	252,832
0.63%, 09/16/2027	595,000	500,710
0.88%, 04/03/2025	100,000	91,830
1.13%, 07/20/2028	1,012,000	852,155
2.00%, 07/23/2026	170,000	156,256
2.13%, 01/15/2025	1,046,000	995,719
2.25%, 06/18/2029	720,000	640,534
2.38%, 07/07/2027	440,000	405,654
2.63%, 01/16/2024	799,000	781,814
3.00%, 10/04/2023	416,000	410,613
3.00%, 02/21/2024	859,000	843,667
3.50%, 09/14/2029	1,200,000	1,153,356
4.38%, 01/24/2044	120,000	119,638
Series GMTN, 0.88%, 04/20/2026	998,000	885,376
Series GMTN, 1.13%, 01/13/2031	1,100,000	878,757
Series GMTN, 1.75%, 03/14/2025	2,250,000	2,114,842
Series GMTN, 3.88%, 10/28/2041	694,000	646,489
Series GMTN, COR, 2.00%, 06/02/2026	175,000	161,291
International Bank for Reconstruction & Development:
0.25%, 11/24/2023	913,000	871,860
0.38%, 07/28/2025	1,819,000	1,629,424
0.50%, 10/28/2025	750,000	668,085
0.63%, 04/22/2025	2,132,000	1,942,209
0.75%, 03/11/2025	695,000	637,697
0.75%, 11/24/2027	1,585,000	1,334,649
0.75%, 08/26/2030	984,000	763,141
0.88%, 05/14/2030	975,000	771,059
1.13%, 09/13/2028	1,309,000	1,098,068

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.25%, 02/10/2031	$930,000	$750,705
1.63%, 01/15/2025	971,000	914,313
1.63%, 11/03/2031	1,429,000	1,173,452
2.50%, 03/19/2024	1,148,000	1,118,531
3.13%, 06/15/2027	800,000	764,392
Series GDIF, 1.38%, 04/20/2028	905,000	778,508
Series GDIF, 1.50%, 08/28/2024	970,000	920,549
Series GDIF, 1.75%, 10/23/2029	686,000	588,272
Series GDIF, 1.88%, 10/27/2026	347,000	315,482
Series GDIF, 2.13%, 03/03/2025	285,000	270,779
Series GDIF, 2.50%, 11/25/2024	1,006,000	969,041
Series GDIF, 2.50%, 07/29/2025	1,954,000	1,858,957
Series GDIF, 3.13%, 11/20/2025	880,000	848,434
Series GDIF, COR, 0.65%, 02/10/2026	527,000	455,945
Series GMTN, 4.75%, 02/15/2035	650,000	679,549
International Finance Corp.:
0.75%, 08/27/2030	100,000	77,624
Series GMTN, 0.38%, 07/16/2025	990,000	888,188
Series GMTN, 0.75%, 10/08/2026	850,000	740,027
Series GMTN, 1.38%, 10/16/2024	436,000	411,288
Series GMTN, 3.63%, 09/15/2025	333,000	326,583
Nordic Investment Bank:
0.38%, 09/20/2024	200,000	185,304
0.38%, 09/11/2025	250,000	222,818
2.25%, 05/21/2024	635,000	614,210
Series GMTN, 0.50%, 01/21/2026 (b)	500,000	441,110
		75,798,467
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
0.50%, 11/10/2023	350,000	335,258
Series GMTN, 0.38%, 07/30/2024	1,505,000	1,399,680
Series GMTN, 0.63%, 05/14/2025	480,000	434,846
Series USMT, 0.38%, 03/11/2024	495,000	467,206
		2,636,990
SWITZERLAND — 0.0% (a)
Credit Suisse AG 3.70%, 2/21/2025	750,000	704,190
Security Description	Principal Amount	Value
URUGUAY — 0.0% (a)
Uruguay Government International Bond:
4.38%, 10/27/2027	$440,000	$434,073
4.38%, 01/23/2031	592,000	567,017
4.50%, 08/14/2024	433,333	432,025
4.98%, 04/20/2055	695,000	619,016
5.10%, 06/18/2050	699,000	637,376
8.00%, 11/18/2022	93,000	93,653
		2,783,160
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $214,096,714)		187,991,765
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.5%
Federal Farm Credit Banks Funding Corp.:
0.25%, 2/26/2024	3,985,000	3,763,713
1.13%, 1/6/2025	412,000	383,115
2.02%, 4/1/2031	215,000	176,040
2.63%, 5/16/2024	4,045,000	3,940,558
4.25%, 9/26/2024	4,000,000	3,990,320
Federal Home Loan Bank:
0.50%, 4/14/2025 (b)	4,780,000	4,349,179
0.75%, 2/24/2026	265,000	234,504
2.50%, 2/13/2024 (b)	2,635,000	2,570,838
2.75%, 6/28/2024	5,000,000	4,865,050
3.25%, 11/16/2028	2,955,000	2,821,641
3.38%, 12/8/2023	750,000	740,933
5.50%, 7/15/2036	1,140,000	1,268,923
Federal Home Loan Banks 2.13%, 2/28/2024	1,320,000	1,279,331
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023	2,275,000	2,179,928
0.25%, 11/6/2023	700,000	669,424
0.25%, 12/4/2023	1,105,000	1,053,187
0.38%, 9/23/2025	1,155,000	1,030,410
1.50%, 2/12/2025	2,950,000	2,766,952
1.50%, 2/1/2037	9,260,403	7,939,970
1.50%, 4/1/2037	5,538,211	4,746,912
1.50%, 5/1/2041	4,438,382	3,553,757
1.50%, 2/1/2051	6,169,060	4,740,732
1.50%, 10/1/2051	6,235,756	4,782,296
1.50%, 11/1/2051	5,630,954	4,326,116
2.00%, 7/1/2035	3,655,159	3,225,960
2.00%, 6/1/2036	12,473,369	10,990,181
2.00%, 1/1/2037	9,386,862	8,270,685
2.00%, 4/1/2037	2,917,225	2,568,804
2.00%, 10/1/2050	9,971,885	8,119,323
2.00%, 11/1/2050	14,264,848	11,613,641
2.00%, 12/1/2050	8,559,444	6,967,957
2.00%, 1/1/2051	10,880,037	8,856,232

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 2/1/2051	$36,143,711	$29,417,788
2.00%, 4/1/2051	6,657,335	5,419,514
2.00%, 9/1/2051	20,420,257	16,553,979
2.00%, 10/1/2051	7,217,453	5,850,373
2.00%, 11/1/2051	24,610,484	19,947,029
2.00%, 2/1/2052	18,949,818	15,354,597
2.00%, 3/1/2052	16,980,953	13,752,988
2.50%, 9/1/2028	76,775	72,390
2.50%, 10/1/2029	196,269	184,836
2.50%, 1/1/2031	249,655	233,048
2.50%, 5/1/2031	741,341	690,324
2.50%, 6/1/2031	289,798	269,855
2.50%, 11/1/2032	635,821	579,783
2.50%, 12/1/2032	517,888	472,244
2.50%, 2/1/2033	959,669	875,088
2.50%, 3/1/2033	1,676,038	1,526,884
2.50%, 8/1/2035	2,590,775	2,350,397
2.50%, 9/1/2035	1,894,790	1,718,987
2.50%, 1/1/2037	3,799,540	3,442,645
2.50%, 9/1/2046	655,170	558,459
2.50%, 8/1/2050	14,084,423	11,909,026
2.50%, 10/1/2050	8,268,109	6,986,591
2.50%, 11/1/2050	6,432,336	5,433,614
2.50%, 6/1/2051	17,013,573	14,340,143
2.50%, 9/1/2051	17,213,331	14,500,509
2.50%, 10/1/2051	14,350,392	12,086,545
2.50%, 11/1/2051	17,583,430	14,806,829
2.50%, 12/1/2051	14,900,776	12,545,484
3.00%, 11/1/2027	675,756	650,028
3.00%, 2/1/2029	156,926	150,671
3.00%, 7/1/2029	133,527	126,555
3.00%, 9/1/2029	202,466	191,895
3.00%, 4/1/2030	202,439	191,096
3.00%, 12/1/2030	532,199	502,380
3.00%, 2/1/2031	1,117,961	1,050,350
3.00%, 5/1/2031	403,306	379,297
3.00%, 9/1/2032	1,057,274	993,646
3.00%, 4/1/2033	3,566,325	3,376,805
3.00%, 5/1/2033	2,026,060	1,902,854
3.00%, 7/1/2035	209,165	190,885
3.00%, 4/1/2036	400,048	365,021
3.00%, 8/1/2036	740,231	675,106
3.00%, 3/1/2043	437,504	390,509
3.00% 4/1/2043	723,704	645,966
3.00% 7/1/2043	269,582	240,624
3.00%, 8/1/2043	121,931	108,834
3.00%, 9/1/2043	180,856	161,430
3.00%, 10/1/2043	134,505	120,057
3.00%, 6/1/2045	418,006	370,445
3.00% 8/1/2045	1,351,430	1,203,490
3.00%, 4/1/2046	610,972	541,304
3.00%, 9/1/2046	452,990	401,337
3.00%, 10/1/2046	2,482,305	2,199,252
3.00%, 11/1/2046	498,459	441,621
3.00%, 12/1/2046	1,509,179	1,337,090
Security Description	Principal Amount	Value
3.00%, 2/1/2047	$1,455,974	$1,289,952
3.00%, 7/1/2047	3,196,301	2,828,866
3.00%, 12/1/2047	2,692,143	2,385,305
3.00%, 1/1/2048	725,567	642,870
3.00%, 2/1/2048	1,521,241	1,347,857
3.00%, 3/1/2048	75,774	67,138
3.00%, 10/1/2049	1,730,080	1,518,114
3.00%, 12/1/2049	1,313,251	1,152,354
3.00%, 1/1/2050	3,688,880	3,236,926
3.00%, 2/1/2050	4,044,295	3,548,797
3.00%, 4/1/2050	6,360,376	5,577,995
3.00%, 6/1/2051	4,737,659	4,137,602
3.00%, 3/1/2052	11,745,604	10,217,884
3.50%, 5/1/2026	212,409	206,972
3.50%, 1/1/2029	46,879	45,444
3.50%, 11/1/2029	159,962	153,257
3.50%, 2/1/2030	100,725	96,503
3.50%, 3/1/2032	156,482	147,561
3.50%, 6/1/2033	345,131	330,337
3.50%, 1/1/2034	791,920	757,975
3.50%, 3/1/2038	721,291	673,340
3.50%, 10/1/2041	87,557	80,980
3.50%, 4/1/2043	165,369	152,687
3.50% 5/1/2043	270,971	250,285
3.50% 8/1/2043	479,750	443,363
3.50%, 6/1/2044	97,070	89,026
3.50%, 8/1/2044	195,743	179,522
3.50%, 10/1/2044	112,068	102,781
3.50%, 11/1/2044	175,122	160,610
3.50%, 12/1/2044	150,169	137,725
3.50%, 1/1/2045	185,491	170,119
3.50%, 2/1/2045	255,610	234,428
3.50% 7/1/2045	3,356,342	3,098,428
3.50%, 10/1/2045	229,508	210,260
3.50% 12/1/2045	450,021	412,279
3.50%, 3/1/2046	487,758	446,494
3.50%, 5/1/2046	218,161	199,705
3.50%, 8/1/2046	1,312,111	1,202,071
3.50%, 9/1/2046	2,788,745	2,552,822
3.50%, 12/1/2046	357,619	327,365
3.50%, 4/1/2047	40,729	37,276
3.50%, 9/1/2047	1,891,762	1,731,376
3.50%, 10/1/2047	266,100	243,540
3.50%, 11/1/2047	146,745	134,304
3.50%, 12/1/2047	394,014	360,609
3.50%, 1/1/2048	695,016	636,092
3.50%, 2/1/2048	1,844,612	1,688,224
3.50%, 5/1/2048	1,180,117	1,079,420
3.50%, 7/1/2048	371,882	340,150
3.50%, 11/1/2048	1,017,904	931,048
3.50%, 6/1/2049	1,312,506	1,193,171
3.50%, 7/1/2049	784,835	713,476
3.50%, 3/1/2050	3,233,395	2,939,410
4.00%, 4/1/2024	6,425	6,297
4.00%, 5/1/2025	8,188	8,022

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/1/2025	$19,468	$19,075
4.00%, 8/1/2025	3,886	3,808
4.00%, 9/1/2025	5,497	5,386
4.00%, 6/1/2026	56,056	54,924
4.00%, 7/1/2029	1,388,316	1,359,017
4.00%, 10/1/2040	83,420	79,525
4.00%, 12/1/2041	255,084	243,095
4.00%, 4/1/2042	173,991	165,814
4.00%, 6/1/2042	368,828	351,257
4.00%, 12/1/2043	84,885	80,653
4.00% 5/1/2044	188,964	179,605
4.00%, 7/1/2044	279,087	265,263
4.00%, 12/1/2044	101,221	96,207
4.00%, 4/1/2045	206,061	195,661
4.00%, 5/1/2045	1,124,333	1,071,492
4.00%, 10/1/2045	304,146	288,796
4.00%, 11/1/2045	1,475,716	1,399,811
4.00%, 1/1/2046	224,333	213,010
4.00%, 3/1/2046	205,017	194,970
4.00%, 1/1/2047	3,678,832	3,467,242
4.00%, 9/1/2047	149,936	141,397
4.00%, 11/1/2047	900,574	849,285
4.00%, 12/1/2047	358,322	337,915
4.00%, 1/1/2048	529,261	499,119
4.00%, 4/1/2048	809,495	763,165
4.00% 5/1/2048	1,237,891	1,167,042
4.00%, 7/1/2048	854,692	805,776
4.00%, 10/1/2048	1,493,359	1,407,889
4.00%, 12/1/2048	722,205	680,871
4.00%, 9/1/2049	752,217	706,675
4.00%, 6/1/2050	1,046,829	979,887
4.00%, 2/1/2051	1,717,695	1,613,697
4.50%, 10/1/2024	4,122	4,049
4.50%, 2/1/2039	1,130	1,109
4.50%, 6/1/2039	77,803	76,313
4.50%, 12/1/2039	37,343	36,628
4.50%, 6/1/2040	1,067	1,046
4.50%, 12/1/2040	212,405	208,208
4.50%, 4/1/2041	3,627	3,555
4.50%, 7/1/2041	123,816	121,360
4.50%, 8/1/2041	11,109	10,889
4.50%, 9/1/2041	46,686	45,760
4.50%, 10/1/2041	346,494	339,647
4.50%, 10/1/2043	4,442	4,353
4.50%, 8/1/2044	6,535	6,387
4.50%, 9/1/2044	162,258	158,582
4.50%, 4/1/2047	49,937	48,474
4.50%, 10/1/2047	51,190	49,690
4.50%, 12/1/2047	149,074	144,706
4.50% 1/1/2048	515,213	500,117
4.50%, 5/1/2048	586,120	566,448
4.50%, 6/1/2048	198,956	192,278
4.50%, 7/1/2048	520,062	503,121
4.50%, 12/1/2048	338,352	327,331
4.50%, 3/1/2049	480,278	464,633
Security Description	Principal Amount	Value
4.50%, 7/1/2049	$2,965,226	$2,862,304
5.00%, 11/1/2035	8,234	8,256
5.00% 12/1/2036	1,504	1,509
5.00% 2/1/2038	120,112	120,750
5.00% 3/1/2038	77,218	77,610
5.00%, 6/1/2038	20,814	20,934
5.00% 11/1/2038	174,924	175,813
5.00%, 1/1/2039	26,157	26,308
5.00%, 2/1/2039	56,558	56,884
5.00%, 3/1/2039	177,443	178,551
5.00%, 10/1/2039	16,495	16,590
5.00%, 7/1/2048	696,438	688,309
5.00%, 9/1/2048	153,842	152,046
5.00%, 11/1/2048	660,020	651,582
5.00%, 3/1/2049	263,401	260,326
5.00%, 3/1/2050	763,744	754,057
5.50%, 11/1/2026	15,121	15,204
5.50%, 6/1/2027	4,207	4,234
5.50%, 4/1/2028	7,093	7,141
5.50%, 7/1/2028	11,461	11,538
5.50%, 7/1/2033	617	628
5.50% 1/1/2037	49,330	50,406
5.50%, 9/1/2037	302	309
5.50%, 11/1/2037	3,154	3,234
5.50%, 1/1/2038	29,247	29,995
5.50%, 4/1/2038	105,743	108,451
5.50% 7/1/2038	135,570	139,043
5.50%, 10/1/2038	2,779	2,850
5.50%, 11/1/2038	1,234	1,266
6.00%, 8/1/2031	3,302	3,390
6.00%, 3/1/2036	5,373	5,611
6.00%, 8/1/2036	27,114	28,316
6.00%, 1/1/2037	2,951	3,082
6.00%, 12/1/2037	2,449	2,558
6.00%, 10/1/2038	1,724	1,802
6.00%, 3/1/2040	1,594	1,665
6.00%, 5/1/2040	272,992	285,129
6.25%, 7/15/2032 (b)	3,100,000	3,617,173
6.50%, 11/1/2037	23,017	24,536
6.50%, 2/1/2038	4,813	5,002
6.50%, 9/1/2038	74,172	79,026
6.50%, 9/1/2039	35,897	38,182
6.75%, 3/15/2031 (b)	1,101,000	1,302,648
COR, 3.50%, 5/1/2051	4,830,195	4,391,026
Series K037, Class A2, 3.49%, 1/25/2024	1,000,000	989,347
Series K041, Class A2, 3.17%, 10/25/2024	750,000	731,930
Series K049, Class A2, 3.01%, 7/25/2025	350,000	336,239
Series K053, Class A2, 3.00%, 12/25/2025	350,000	334,190
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	940,574
Series K064, Class A2, 3.22%, 3/25/2027	800,000	757,555

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series K067, Class AM, 3.28%, 8/25/2027	$500,000	$470,494
Series K069, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,409,357
Series K070, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,413,752
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	1,904,712
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,112,403
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	510,787
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,132,563
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	771,100
Series K087, Class A2, 3.77%, 12/25/2028	270,000	259,251
Series K089, Class A2, 3.56%, 1/25/2029	2,500,000	2,369,205
Series K092, Class A2, 3.30%, 4/25/2029	500,000	465,807
Series K093, Class A2, 2.98%, 5/25/2029	500,000	457,391
Series K094, Class A2, 2.90%, 6/25/2029	531,291	482,542
Series K101, Class A2, 2.52%, 10/25/2029	500,000	441,496
Series K108, Class A2, 1.52%, 3/25/2030	888,889	724,728
Series K109, Class A2, 1.56%, 4/25/2030	600,000	488,498
Series K110, Class A2, 1.48%, 4/25/2030	160,714	130,104
Series K114, Class A2, 1.37%, 6/25/2030	250,000	198,908
Series K115, Class A2, 1.38%, 6/25/2030	500,000	398,243
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	1,876,227
Series K121, Class A2, 1.55%, 10/25/2030	340,000	271,400
Series K123, Class A2, 1.62%, 12/25/2030	233,333	186,927
Series K128, Class A2, 2.02%, 3/25/2031	650,000	536,150
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	807,949
Series K151,Class A2, COR, 3.80%, 12/25/2032	825,000	769,712
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	502,586
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	379,499
Series K730, Class A2, 3.59%, 1/25/2025 (c)	999,966	979,468
Security Description	Principal Amount	Value
Series K735, Class A2, 2.86%, 5/25/2026	$498,894	$471,646
Series K736, Class A2, 2.28%, 7/25/2026	5,000,000	4,622,062
Series K737, Class A2, 2.53%, 10/25/2026	1,250,000	1,157,158
Series K743, Class A2, 1.77%, 5/25/2028	500,000	432,497
Series K748, Class A2, 2.26%, 1/25/2029 (c)	1,500,000	1,318,935
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	220,000	184,029
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (c)	1,616,667	1,525,547
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	433,333	377,353
Federal National Mortgage Association:
0.25%, 11/27/2023 (b)	1,438,000	1,372,729
0.38%, 8/25/2025	3,510,000	3,137,694
0.63%, 4/22/2025	785,000	715,488
0.75%, 10/8/2027 (b)	2,618,000	2,222,656
0.88%, 8/5/2030 (b)	6,750,000	5,272,357
1.50%, 7/1/2036	12,512,560	10,727,619
1.50%, 3/1/2037	16,413,587	14,067,512
1.50%, 4/1/2037	4,343,458	3,722,626
1.50%, 1/1/2042	3,840,988	3,075,718
1.50%, 10/1/2051	15,458,544	11,850,581
1.50%, 11/1/2051	16,636,528	12,780,096
1.63%, 10/15/2024	550,000	521,780
1.63%, 1/7/2025	1,925,000	1,814,621
1.75%, 7/2/2024	500,000	478,915
1.88%, 9/24/2026	1,366,000	1,250,546
2.00%, 9/1/2035	5,793,771	5,113,264
2.00%, 11/1/2035	5,453,122	4,812,626
2.00%, 12/1/2035	3,732,113	3,293,758
2.00%, 2/1/2036	5,995,503	5,291,302
2.00% 6/1/2036	11,945,429	10,525,034
2.00%, 12/1/2036	11,574,322	10,198,055
2.00%, 5/1/2037	3,505,276	3,086,366
2.00%, 8/1/2040	644,175	540,942
2.00%, 10/1/2040	1,450,050	1,217,332
2.00%, 11/1/2040	3,703,502	3,108,407
2.00%, 12/1/2040	3,045,111	2,555,272
2.00%, 2/1/2041	4,082,142	3,424,405
2.00%, 10/1/2041	6,417,910	5,374,351
2.00%, 11/1/2041	7,459,658	6,244,700
2.00%, 2/1/2042	4,016,068	3,358,110
2.00%, 6/1/2050	652,178	531,228
2.00%, 8/1/2050	13,246,396	10,786,715
2.00%, 10/1/2050	23,941,798	19,494,268
2.00% 1/1/2051	20,008,042	16,285,907
2.00%, 2/1/2051	11,152,698	9,077,471

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 3/1/2051	$8,489,346	$6,886,309
2.00%, 4/1/2051	17,321,422	14,049,288
2.00%, 5/1/2051	12,340,312	10,008,187
2.00%, 7/1/2051	18,046,259	14,633,000
2.00%, 11/1/2051	31,801,464	25,776,687
2.00%, 1/1/2052	15,747,455	12,761,662
2.00%, 3/1/2052	20,915,895	16,921,243
2.13%, 4/24/2026	925,000	861,656
2.50%, 2/5/2024 (b)	750,000	732,165
2.50%, 7/1/2028	232,734	219,234
2.50% 8/1/2028	649,358	611,691
2.50%, 10/1/2028	162,508	153,082
2.50%, 3/1/2029	566,231	533,473
2.50%, 2/1/2030	259,689	244,336
2.50%, 5/1/2030	416,374	388,270
2.50% 7/1/2030	2,072,374	1,950,857
2.50%, 2/1/2031	477,512	445,281
2.50%, 8/1/2031	1,199,538	1,115,855
2.50%, 6/1/2032	10,097,703	9,393,261
2.50%, 12/1/2032	783,823	713,908
2.50%, 1/1/2033	1,211,933	1,103,832
2.50%, 12/1/2033	2,325,333	2,168,380
2.50% 2/1/2035	5,414,520	4,991,391
2.50%, 8/1/2035	1,929,256	1,750,284
2.50%, 5/1/2036	1,550,652	1,404,841
2.50%, 4/1/2038	1,021,583	904,399
2.50%, 2/1/2040	458,780	395,406
2.50%, 5/1/2040	1,483,865	1,276,354
2.50%, 7/1/2041	5,328,799	4,581,848
2.50%, 4/1/2042	3,881,881	3,335,988
2.50%, 10/1/2042	200,895	173,154
2.50% 11/1/2049	7,444,115	6,315,136
2.50%, 1/1/2050	2,526,140	2,143,024
2.50%, 6/1/2050	4,419,162	3,737,857
2.50%, 7/1/2050	6,538,766	5,530,681
2.50%, 8/1/2050	6,815,705	5,763,081
2.50%, 10/1/2050	16,097,663	13,602,813
2.50% 4/1/2051	34,417,675	29,044,912
2.50%, 7/1/2051	16,762,541	14,126,469
2.50%, 8/1/2051	14,079,902	11,863,520
2.50%, 9/1/2051	16,290,650	13,723,740
2.50% 10/1/2051	35,765,999	30,124,824
2.50%, 3/1/2052	19,606,836	16,478,383
2.63%, 9/6/2024 (b)	2,313,000	2,243,425
3.00%, 8/1/2027	111,055	106,628
3.00%, 11/1/2028	299,167	286,968
3.00%, 6/1/2029	87,328	82,691
3.00% 8/1/2029	353,367	334,600
3.00%, 9/1/2029	123,343	116,793
3.00%, 6/1/2030	180,178	169,918
3.00%, 9/1/2030	37,115	35,002
3.00%, 11/1/2030	89,611	84,508
3.00%, 12/1/2030	323,655	305,224
3.00%, 6/1/2032	1,591,742	1,494,561
3.00%, 10/1/2032	451,156	423,611
Security Description	Principal Amount	Value
3.00%, 1/1/2033	$323,527	$303,774
3.00%, 2/1/2033	697,791	655,189
3.00%, 2/1/2034	762,024	715,022
3.00%, 8/1/2034	3,902,058	3,658,946
3.00%, 2/1/2035	138,261	126,066
3.00%, 3/1/2035	111,535	101,688
3.00%, 6/1/2035	858,493	805,006
3.00%, 2/1/2036	298,586	272,224
3.00%, 11/1/2036	3,246,428	2,959,307
3.00%, 1/1/2037	840,389	766,063
3.00%, 9/1/2037	655,441	596,161
3.00%, 1/1/2038	1,154,328	1,049,928
3.00%, 6/1/2042	1,958,817	1,734,841
3.00%, 12/1/2042	208,444	186,154
3.00%, 1/1/2043	472,550	422,016
3.00%, 3/1/2043	452,347	403,343
3.00%, 4/1/2043	110,350	98,396
3.00% 5/1/2043	1,200,387	1,070,347
3.00% 6/1/2043	883,660	787,932
3.00% 7/1/2043	927,949	827,422
3.00%, 8/1/2043	464,752	415,053
3.00%, 2/1/2044	3,537,391	3,154,180
3.00%, 5/1/2045	3,394,085	3,026,399
3.00%, 8/1/2045	5,006,604	4,464,231
3.00%, 9/1/2045	318,099	281,611
3.00% 11/1/2045	675,893	598,365
3.00%, 5/1/2046	613,763	543,223
3.00%, 8/1/2046	685,739	606,926
3.00%, 9/1/2046	699,025	618,686
3.00%, 10/1/2046	270,487	239,399
3.00% 11/1/2046	2,847,427	2,534,812
3.00% 1/1/2047	2,494,856	2,208,120
3.00% 3/1/2047	2,518,047	2,229,178
3.00%, 7/1/2047	2,194,010	1,941,851
3.00%, 10/1/2047	2,602,700	2,303,570
3.00%, 12/1/2047	3,704,590	3,278,819
3.00% 2/1/2048	2,755,616	2,439,222
3.00% 12/1/2049	9,799,080	8,598,275
3.00%, 1/1/2050	1,912,620	1,678,243
3.00%, 7/1/2050	4,112,325	3,604,005
3.00% 9/1/2050	19,013,451	16,618,754
3.00%, 9/1/2051	8,059,519	7,031,154
3.00%, 1/1/2052	14,467,175	12,603,295
3.00%, 5/1/2052	12,245,793	10,650,013
3.50%, 10/1/2025	27,025	26,295
3.50%, 11/1/2025	39,758	38,684
3.50%, 3/1/2026	25,922	25,235
3.50%, 1/1/2027	121,090	117,818
3.50%, 5/1/2029	71,474	68,418
3.50%, 1/1/2030	104,463	99,996
3.50%, 3/1/2031	342,245	327,417
3.50%, 6/1/2033	687,011	656,882
3.50%, 6/1/2034	284,864	267,873
3.50%, 7/1/2034	525,981	494,608
3.50%, 11/1/2034	1,782,730	1,676,398

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/1/2037	$252,181	$235,810
3.50%, 2/1/2038	172,042	160,930
3.50%, 4/1/2038	749,979	695,961
3.50%, 5/1/2038	278,410	258,357
3.50%, 12/1/2040	263,140	243,381
3.50%, 1/1/2042	108,405	100,247
3.50%, 3/1/2042	207,464	191,785
3.50%, 5/1/2042	579,367	535,580
3.50%, 8/1/2042	243,807	225,381
3.50%, 10/1/2042	254,321	235,100
3.50%, 1/1/2043	96,467	89,176
3.50%, 5/1/2043	74,777	69,040
3.50%, 7/1/2043	289,577	267,360
3.50% 1/1/2044	10,017,377	9,259,964
3.50%, 10/1/2044	172,570	158,115
3.50% 1/1/2045	273,291	250,399
3.50% 2/1/2045	7,321,954	6,768,581
3.50%, 4/1/2045	305,730	279,790
3.50% 8/1/2045	653,810	598,338
3.50% 11/1/2045	1,768,738	1,618,669
3.50% 12/1/2045	1,484,743	1,358,770
3.50%, 1/1/2046	510,326	467,027
3.50% 2/1/2046	2,899,303	2,653,010
3.50%, 10/1/2046	681,129	622,853
3.50%, 2/1/2047	196,030	179,258
3.50% 5/1/2047	3,369,483	3,082,187
3.50% 7/1/2047	1,657,638	1,531,906
3.50%, 10/1/2047	172,995	158,153
3.50% 11/1/2047	8,825,441	8,069,584
3.50%, 12/1/2047	9,000,832	8,246,898
3.50% 1/1/2048	2,282,418	2,086,606
3.50% 2/1/2048	2,969,576	2,714,812
3.50%, 6/1/2048	1,054,771	963,700
3.50%, 8/1/2048	133,327	121,815
3.50%, 9/1/2048	334,715	305,815
3.50%, 10/1/2048	2,124,020	1,941,796
3.50%, 11/1/2048	673,617	615,983
3.50%, 7/1/2049	1,790,676	1,627,848
3.50%, 8/1/2049	1,338,925	1,217,176
3.50%, 6/1/2050	1,820,718	1,648,287
3.50%, 12/1/2051	6,347,411	5,728,225
3.50%, 6/1/2052	8,570,183	7,711,459
4.00%, 4/1/2024	9,060	8,871
4.00%, 1/1/2025	14,296	13,998
4.00%, 3/1/2026	14,354	14,047
4.00%, 12/1/2034	159,027	152,790
4.00%, 3/1/2037	397,202	379,937
4.00%, 3/1/2038	415,107	396,651
4.00%, 6/1/2038	245,370	234,461
4.00%, 8/1/2039	205,244	195,532
4.00%, 9/1/2040	1,834,679	1,747,278
4.00% 12/1/2040	401,240	382,126
4.00%, 3/1/2041	240,165	228,646
4.00%, 12/1/2041	264,131	251,463
4.00%, 1/1/2042	118,267	112,594
Security Description	Principal Amount	Value
4.00%, 2/1/2042	$38,996	$37,102
4.00%, 10/1/2043	231,915	220,335
4.00%, 12/1/2043	33,083	31,431
4.00%, 5/1/2044	680,137	647,736
4.00%, 6/1/2044	159,564	151,504
4.00% 7/1/2044	1,039,207	987,231
4.00%, 9/1/2044	106,880	101,481
4.00% 10/1/2044	185,644	176,265
4.00%, 12/1/2044	167,167	158,722
4.00%, 1/1/2045	506,079	481,492
4.00%, 3/1/2045	147,109	139,535
4.00%, 5/1/2045	299,505	284,086
4.00%, 6/1/2045	416,574	395,531
4.00%, 7/1/2045	228,849	217,067
4.00%, 9/1/2045	287,557	272,753
4.00%, 12/1/2045	173,497	164,565
4.00%, 2/1/2046	68,080	64,575
4.00%, 4/1/2046	213,743	201,452
4.00%, 10/1/2046	1,240,546	1,181,047
4.00%, 11/1/2046	255,857	241,144
4.00% 4/1/2047	2,867,078	2,701,486
4.00%, 7/1/2047	70,501	66,422
4.00%, 8/1/2047	300,792	283,389
4.00%, 9/1/2047	1,608,084	1,515,042
4.00%, 12/1/2047	3,159,120	2,976,338
4.00%, 1/1/2048	1,230,936	1,159,716
4.00%, 2/1/2048	521,091	490,941
4.00%, 5/1/2048	64,458	60,707
4.00% 6/1/2048	2,426,187	2,285,012
4.00%, 7/1/2048	511,084	481,345
4.00%, 8/1/2048	782,848	737,296
4.00%, 9/1/2048	1,093,751	1,030,108
4.00%, 10/1/2048	3,088,003	2,929,025
4.00% 11/1/2048	2,610,164	2,460,753
4.00%, 1/1/2049	2,089,563	1,988,043
4.00%, 3/1/2049	256,175	240,661
4.00%, 5/1/2049	752,647	707,067
4.00%, 6/1/2049	5,765,957	5,434,392
4.00%, 7/1/2049	863,263	810,984
4.00%, 8/1/2049	1,449,590	1,365,241
4.00%, 2/1/2050	545,338	512,313
4.00%, 7/1/2050	1,040,490	979,946
4.00%, 3/1/2051	6,467,699	6,076,018
4.00%, 8/1/2052	5,867,309	5,441,710
4.50% 4/1/2023	8,696	8,547
4.50%, 8/1/2023	12	12
4.50%, 4/1/2031	93,575	91,790
4.50%, 4/1/2039	188,266	184,476
4.50%, 4/1/2040	204,976	200,730
4.50%, 10/1/2040	91,470	89,576
4.50%, 2/1/2041	228,998	224,235
4.50%, 5/1/2041	114,853	112,474
4.50%, 1/1/2042	428,725	419,807
4.50%, 9/1/2043	86,977	85,150
4.50% 12/1/2043	289,645	283,561

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 1/1/2044	$44,339	$43,407
4.50%, 2/1/2044	157,873	154,557
4.50% 6/1/2044	238,040	232,620
4.50%, 3/1/2046	448,011	438,731
4.50%, 9/1/2047	93,774	90,932
4.50%, 11/1/2047	729,582	707,471
4.50%, 2/1/2048	2,713,479	2,631,242
4.50% 4/1/2048	4,204,308	4,112,866
4.50%, 6/1/2048	2,738,601	2,655,603
4.50% 8/1/2048	1,737,149	1,678,871
4.50%, 11/1/2048	1,405,310	1,358,165
4.50%, 12/1/2048	395,660	382,387
4.50% 1/1/2049	867,100	838,011
4.50%, 5/1/2049	797,179	770,435
4.50%, 3/1/2050	2,202,842	2,126,354
4.50%, 9/1/2050	3,922,159	3,790,578
5.00%, 7/1/2035	210,693	210,997
5.00%, 7/1/2040	72,885	73,304
5.00%, 1/1/2042	295,708	297,411
5.00%, 3/1/2042	222,997	224,281
5.00%, 12/1/2043	59,972	60,250
5.00%, 7/1/2044	216,089	216,008
5.00%, 6/1/2048	334,533	330,265
5.00%, 9/1/2048	888,143	876,813
5.00%, 8/1/2049	609,143	601,372
5.00%, 10/1/2049	808,897	798,578
5.50%, 7/1/2035	95,429	97,647
5.50% 6/1/2038	25,786	26,417
5.50%, 12/1/2038	104,203	106,757
5.50%, 12/1/2039	148,783	152,427
5.50%, 9/1/2040	12,626	12,936
5.50%, 7/1/2041	165,625	169,722
5.50%, 5/1/2044	2,120,422	2,169,692
5.50%, 10/15/2052 (f)	5,000,000	4,968,340
5.63%, 7/15/2037	792,000	891,768
6.00%, 2/1/2037	92,253	96,240
6.00%, 10/1/2039	129,901	135,515
6.00%, 4/1/2040	165,979	173,233
6.25%, 5/15/2029	80,000	89,639
6.63%, 11/15/2030	2,025,000	2,370,364
7.13%, 1/15/2030	325,000	385,284
7.25%, 5/15/2030	817,000	981,413
COR, 3.00%, 4/1/2052	3,478,110	3,025,544
TBA, 2.50%, 10/15/2052 (f)	8,000,000	6,712,288
TBA, 3.00%, 10/18/2037 (f)	4,150,000	3,852,374
TBA, 3.00%, 10/15/2052 (f)	11,485,000	9,977,605
TBA, 3.50%, 10/15/2037 (f)	6,000,000	5,669,010
TBA, 3.50%, 10/15/2052 (f)	16,550,000	14,873,684
TBA, 4.00%, 10/15/2037 (f)	1,000,000	964,688
Security Description	Principal Amount	Value
TBA, 4.00%, 10/15/2052 (f)	$20,375,000	$18,883,407
TBA, 4.50%, 10/15/2052 (f)	20,300,000	19,316,363
TBA, 5.00%, 10/15/2052 (f)	16,650,000	16,219,581
2.00%, 10/1/2051	22,093,697	17,909,766
Series 2016-M4, Class AL, 3.27%, 1/25/2039	77,691	76,323
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (c)	403,540	376,305
Series 2017-M14, Class A2, 2.96%, 11/25/2027 (c)	594,135	550,525
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (c)	553,346	520,394
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	717,573	666,706
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (c)	790,231	751,408
Series 2019-M18, Class A2, 2.47%, 8/25/2029	1,996,208	1,764,442
Series 2019-M22, Class A2, 2.52%, 8/25/2029	579,230	514,002
Series 2019-M5, Class A2, 3.27%, 2/25/2029	500,000	467,475
Series 2019-M9, Class A2, 2.94%, 6/25/2029	682,345	624,573
Series 2020-M14, Class A2, 1.78%, 5/25/2030	500,000	413,064
Series 2020-M20, Class A2, 1.44%, 10/25/2029	1,500,000	1,221,412
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	157,388
Series 2020-M8, Class A2, 1.82%, 2/25/2030	964,300	802,967
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (c)	1,455,000	1,140,679
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (c)	350,000	278,301
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (c)	800,000	629,856
Series 2017-M15, Class ATS2, VRN, 3.21%, 11/25/2027 (c)	628,146	612,602
Series 2018-M1, Class A2, VRN, 3.09%, 12/25/2027 (c)	98,242	91,520

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-M53, Class A2, VRN, 1.74%, 11/25/2032 (c)	$750,000	$580,847
Series 2021-M1, Class A2, VRN, 1.44%, 11/25/2030 (c)	61,250	48,232
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (c)	3,500,000	2,785,893
Freddie Mac Multifamily Structured Pass Through Certificates Series K140, Class A2, 2.25%, 3/25/2054	1,500,000	1,240,207
Freddie Mac Pool 2.00%, 8/1/2052	9,012,870	7,292,325
Government National Mortgage Association:
2.00%, 1/20/2051	16,696,073	13,992,750
2.00%, 4/20/2051	11,069,152	9,257,807
2.00%, 5/20/2051	11,549,501	9,655,986
2.00%, 6/20/2051	12,367,528	10,336,082
2.00%, 9/20/2051	14,476,847	12,085,521
2.00%, 12/20/2051	12,718,415	10,605,770
2.00%, 1/20/2052	11,730,459	9,778,300
2.00%, 4/20/2052	8,034,970	6,676,604
2.50%, 2/20/2043	1,094,298	949,733
2.50%, 12/20/2049	668,913	575,380
2.50%, 7/20/2050	2,497,726	2,163,584
2.50%, 8/20/2050	5,010,592	4,340,283
2.50%, 10/20/2050	8,085,440	7,003,783
2.50%, 4/20/2051	11,859,302	10,228,131
2.50%, 7/20/2051	13,128,930	11,310,965
2.50%, 8/20/2051	8,459,633	7,285,613
2.50%, 9/20/2051	15,892,802	13,682,306
2.50%, 10/20/2051	11,765,387	10,125,331
2.50%, 11/20/2051	14,327,473	12,337,675
2.50%, 5/20/2052	4,905,752	4,208,371
3.00%, 10/20/2042	2,266,694	2,046,174
3.00% 12/15/2042	373,550	337,152
3.00% 12/20/2042	598,344	540,132
3.00%, 2/20/2043	646,920	583,982
3.00%, 4/20/2043	484,224	436,671
3.00%, 6/20/2043	328,966	296,660
3.00%, 11/20/2044	324,943	292,088
3.00%, 12/20/2044	122,411	110,034
3.00%, 3/20/2045	127,503	114,531
3.00%, 4/20/2045	205,313	184,424
3.00%, 8/20/2045	343,355	308,422
3.00%, 1/20/2046	171,242	153,820
3.00%, 2/20/2046	2,645,477	2,385,679
3.00%, 4/20/2046	302,605	271,787
3.00%, 5/20/2046	689,280	619,080
3.00%, 6/20/2046	1,957,060	1,764,948
3.00%, 9/20/2046	617,558	554,663
3.00%, 10/20/2046	2,207,857	1,984,957
Security Description	Principal Amount	Value
3.00%, 11/20/2046	$353,337	$317,351
3.00%, 1/20/2047	622,758	559,334
3.00%, 6/20/2047	208,778	187,509
3.00%, 7/20/2047	1,764,003	1,584,302
3.00%, 10/20/2047	1,212,117	1,088,636
3.00%, 11/20/2047	779,812	700,372
3.00%, 12/20/2047	723,637	649,919
3.00%, 1/20/2048	647,141	581,215
3.00%, 2/20/2048	745,410	669,474
3.00%, 3/20/2048	2,907,640	2,611,434
3.00%, 11/20/2049	4,576,210	4,092,153
3.00%, 12/20/2049	1,308,397	1,171,383
3.00%, 6/20/2050	5,624,061	5,017,677
3.00%, 7/20/2050	8,873,392	7,915,305
3.00%, 12/20/2050	5,498,171	4,901,985
3.00%, 8/20/2051	9,150,203	8,130,570
3.00%, 12/20/2051	7,646,294	6,771,954
3.50%, 12/20/2041	531,681	493,726
3.50%, 2/15/2042	304,798	283,075
3.50%, 6/20/2042	285,733	265,243
3.50%, 1/20/2043	1,242,687	1,153,572
3.50%, 4/15/2043	71,723	66,554
3.50%, 4/20/2043	299,438	277,965
3.50%, 7/20/2043	756,225	702,090
3.50%, 10/20/2043	139,338	129,363
3.50%, 12/20/2043	55,450	51,481
3.50%, 1/20/2044	113,028	104,937
3.50%, 3/20/2044	108,261	100,512
3.50%, 6/20/2044	4,318,926	4,008,934
3.50%, 9/20/2044	1,589,209	1,475,144
3.50%, 10/20/2044	189,563	175,957
3.50%, 12/20/2044	138,904	128,935
3.50%, 2/20/2045	105,715	98,127
3.50%, 3/20/2045	121,005	111,392
3.50% 4/20/2045	797,720	734,346
3.50%, 6/20/2045	726,387	668,680
3.50%, 10/20/2045	3,018,689	2,778,874
3.50%, 11/20/2045	72,619	66,850
3.50%, 1/20/2046	917,050	844,196
3.50%, 3/20/2046	577,640	531,228
3.50%, 4/20/2046	3,293,975	3,029,312
3.50%, 5/20/2046	506,190	465,519
3.50%, 10/20/2046	315,019	289,708
3.50%, 11/20/2046	1,951,628	1,794,819
3.50%, 2/20/2047	1,450,411	1,333,874
3.50%, 3/20/2047	295,312	271,601
3.50%, 5/20/2047	292,495	269,010
3.50%, 6/20/2047	175,175	161,110
3.50%, 8/20/2047	258,888	238,102
3.50%, 9/20/2047	262,734	241,639
3.50%, 10/20/2047	222,465	204,604
3.50%, 11/20/2047	890,576	819,072
3.50%, 12/20/2047	3,411,396	3,137,494
3.50%, 1/20/2048	4,111,630	3,781,506
3.50%, 2/20/2048	1,071,459	985,431

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/20/2048	$1,835,553	$1,688,176
3.50%, 4/20/2048	1,080,234	993,501
3.50%, 6/20/2048	649,597	597,440
3.50%, 2/20/2049	262,094	241,526
3.50%, 5/20/2049	181,682	167,263
3.50%, 7/20/2049	59,542	54,801
3.50%, 9/20/2049	875,305	805,253
3.50%, 12/20/2049	373,364	343,383
3.50%, 3/20/2050	2,553,357	2,348,324
3.50%, 10/20/2050	1,605,062	1,476,392
3.50%, 2/20/2051	2,037,471	1,873,318
3.50%, 6/20/2052	3,318,452	3,012,692
4.00%, 4/15/2040	267,221	255,633
4.00%, 6/15/2040	15,532	14,859
4.00%, 3/20/2044	39,604	37,634
4.00%, 4/20/2044	204,852	194,660
4.00%, 6/20/2044	192,096	182,539
4.00%, 8/20/2044	204,928	194,732
4.00%, 9/20/2044	165,629	157,388
4.00%, 10/20/2044	242,486	230,422
4.00%, 12/20/2044	211,694	201,161
4.00%, 2/20/2045	152,092	144,525
4.00%, 5/15/2045	117,797	111,786
4.00%, 7/20/2045	978,130	927,295
4.00%, 8/20/2045	121,319	115,014
4.00%, 9/20/2045	2,213,589	2,098,544
4.00%, 10/20/2045	174,845	165,758
4.00%, 11/20/2045	642,563	609,168
4.00%, 4/20/2046	107,386	101,805
4.00%, 5/20/2046	40,021	37,941
4.00%, 10/20/2046	75,329	71,296
4.00%, 3/20/2047	305,351	289,003
4.00%, 4/20/2047	117,087	110,801
4.00%, 6/20/2047	860,176	813,996
4.00%, 7/20/2047	230,135	217,780
4.00%, 8/20/2047	380,630	360,196
4.00%, 9/20/2047	154,817	146,505
4.00%, 2/20/2048	1,133,547	1,072,691
4.00%, 3/20/2048	877,786	830,660
4.00%, 4/20/2048	3,087,178	2,922,526
4.00%, 6/20/2048	394,977	373,911
4.00%, 7/20/2048	199,008	188,394
4.00%, 8/20/2048	1,619,671	1,533,288
4.00%, 9/20/2048	427,229	404,443
4.00%, 5/20/2049	611,469	576,595
4.00%, 7/20/2049	2,596,774	2,448,671
4.00%, 5/20/2050	1,215,936	1,146,587
4.50%, 6/15/2039	15,014	14,760
4.50%, 7/15/2039	40,560	39,874
4.50%, 4/15/2040	190,759	187,560
4.50% 6/15/2040	118,367	116,382
4.50%, 3/15/2041	72,157	70,947
4.50%, 6/15/2041	50,765	49,907
4.50%, 9/20/2041	64,802	63,972
4.50%, 12/15/2041	27,263	26,802
Security Description	Principal Amount	Value
4.50%, 1/15/2042	$47,840	$47,031
4.50%, 10/20/2043	37,919	37,230
4.50%, 4/20/2044	101,238	99,399
4.50%, 6/20/2044	85,578	84,023
4.50%, 11/20/2044	211,114	206,289
4.50%, 12/20/2044	68,203	66,644
4.50%, 7/20/2045	1,229,129	1,201,040
4.50%, 8/20/2045	103,503	101,138
4.50%, 9/20/2045	52,584	51,382
4.50%, 10/20/2045	196,836	192,338
4.50%, 4/20/2046	106,460	104,027
4.50%, 9/20/2047	78,282	75,934
4.50%, 11/20/2047	351,869	341,312
4.50%, 12/20/2047	301,398	292,355
4.50%, 1/20/2048	264,989	257,038
4.50%, 6/20/2048	629,812	610,504
4.50%, 7/20/2048	355,285	344,393
4.50%, 8/20/2048	1,045,390	1,013,341
4.50%, 10/20/2048	513,602	497,856
4.50%, 1/20/2049	955,997	926,688
4.50%, 7/20/2049	936,924	908,200
5.00%, 12/15/2038	69,852	71,558
5.00% 4/15/2039	150,451	154,065
5.00%, 5/15/2039	16,214	16,436
5.00%, 11/20/2041	384,348	386,899
5.00%, 5/20/2044	76,634	77,143
5.00%, 11/20/2044	69,259	69,727
5.00%, 1/20/2048	379,179	377,240
5.00%, 5/20/2048	398,174	395,564
5.00%, 7/20/2048	50,826	50,493
5.00%, 9/20/2048	281,558	279,576
5.00%, 11/20/2048	275,617	273,677
5.00%, 1/20/2049	647,780	643,220
5.00%, 7/20/2049	127,293	126,458
5.50%, 6/15/2038	136,915	141,597
5.50%, 7/15/2038	86,968	90,481
5.50%, 2/15/2039	23,222	24,172
5.50%, 5/20/2044	110,324	113,444
6.00%, 1/15/2038	9,274	9,691
6.00%, 4/15/2038	33,004	34,889
6.00%, 6/15/2041	57,924	61,241
TBA, 2.50%, 10/20/2052 (f)	2,800,000	2,399,830
TBA, 3.00%, 10/20/2052 (f)	9,650,000	8,509,428
TBA, 3.50%, 10/20/2052 (f)	8,350,000	7,575,596
TBA, 4.00%, 10/20/2052 (f)	12,300,000	11,470,340
TBA, 4.50%, 10/20/2052 (f)	11,700,000	11,183,223
TBA, 5.00%, 10/20/2052 (f)	6,000,000	5,862,804
Tennessee Valley Authority:
0.75%, 5/15/2025 (b)	326,000	296,976
2.88%, 9/15/2024	725,000	704,193

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 9/15/2039	$1,766,000	$1,883,404
5.88%, 4/1/2036	128,000	142,634
7.13%, 5/1/2030	66,000	77,469
Series B, 4.70%, 7/15/2033	1,236,000	1,246,667
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,047,955,609)		1,771,762,169
U.S. TREASURY OBLIGATIONS — 40.9%
Treasury Bonds:
1.13%, 5/15/2040	9,900,000	6,182,859
1.13%, 8/15/2040	10,300,000	6,377,953
1.25%, 5/15/2050 (b)	12,406,000	6,937,668
1.38%, 11/15/2040	16,015,000	10,349,694
1.38%, 8/15/2050 (b)	16,150,000	9,346,813
1.63%, 11/15/2050	14,835,000	9,202,336
1.75%, 8/15/2041	23,700,000	16,201,172
1.88%, 2/15/2041	13,500,000	9,561,797
1.88%, 2/15/2051 (b)	27,800,000	18,395,781
1.88%, 11/15/2051	17,901,500	11,828,976
2.00%, 11/15/2041	20,100,000	14,384,062
2.00%, 2/15/2050	10,550,000	7,244,883
2.00%, 8/15/2051	20,400,000	13,926,187
2.25%, 5/15/2041	36,000,000	27,208,125
2.25%, 8/15/2049 (b)	5,570,000	4,072,192
2.25%, 2/15/2052	31,927,000	23,181,995
2.38%, 2/15/2042	17,400,000	13,332,750
2.38%, 11/15/2049	7,967,000	5,993,923
2.38%, 5/15/2051 (b)	20,200,000	15,105,812
2.50%, 2/15/2045	3,399,000	2,590,144
2.50%, 2/15/2046	3,681,800	2,793,566
2.75%, 11/15/2042	15,482,000	12,535,582
2.75%, 11/15/2047 (b)	12,200,000	9,752,375
2.88%, 5/15/2043 (b)	1,900,000	1,564,828
2.88%, 8/15/2045 (b)	3,740,000	3,049,853
2.88%, 11/15/2046	5,109,700	4,169,196
2.88%, 5/15/2049	12,436,000	10,360,743
2.88%, 5/15/2052	16,650,000	13,957,383
3.00%, 11/15/2044 (b)	1,464,000	1,221,983
3.00%, 11/15/2045	2,900,000	2,418,781
3.00%, 5/15/2047	10,200,000	8,531,344
3.00%, 2/15/2048	5,150,000	4,332,438
3.00%, 8/15/2048	16,200,000	13,691,531
3.00%, 2/15/2049	11,425,000	9,741,598
3.00%, 8/15/2052	4,000,000	3,452,500
3.13%, 11/15/2041	2,518,000	2,189,873
3.13%, 2/15/2042	2,197,000	1,912,763
3.13%, 2/15/2043	1,240,000	1,065,238
3.13%, 8/15/2044	2,078,000	1,774,742
3.13%, 5/15/2048 (b)	13,150,000	11,364,477
3.25%, 5/15/2042	19,500,000	17,303,203
3.38%, 8/15/2042 (b)	2,400,000	2,174,250
3.38%, 5/15/2044	2,164,000	1,929,003
3.38%, 11/15/2048 (b)	9,310,000	8,470,645
Security Description	Principal Amount	Value
3.50%, 2/15/2039	$700,000	$665,984
3.63%, 8/15/2043 (b)	3,950,000	3,680,289
3.75%, 8/15/2041 (b)	150,000	143,719
3.75%, 11/15/2043	3,762,000	3,570,373
3.88%, 8/15/2040 (b)	150,000	147,375
4.25%, 11/15/2040 (b)	400,000	412,750
4.38%, 2/15/2038	2,235,000	2,377,830
4.38%, 11/15/2039	375,000	395,742
4.38%, 5/15/2040	5,350,000	5,626,695
4.50%, 2/15/2036	502,000	542,552
4.63%, 2/15/2040 (b)	48,970,000	53,224,269
4.75%, 2/15/2037	546,000	605,036
4.75%, 2/15/2041 (b)	5,400,000	5,939,156
5.25%, 11/15/2028	262,000	278,252
5.25%, 2/15/2029	250,000	266,602
5.50%, 8/15/2028 (b)	452,000	484,664
6.13%, 11/15/2027	686,000	747,954
6.50%, 11/15/2026 (b)	1,054,000	1,144,413
6.88%, 8/15/2025	50,000	53,297
7.50%, 11/15/2024	6,100,000	6,486,016
Treasury Notes:
0.13%, 10/15/2023 (b)	4,800,000	4,597,875
0.13%, 2/15/2024	23,100,000	21,813,258
0.25%, 11/15/2023	3,650,000	3,488,316
0.25%, 3/15/2024	26,200,000	24,700,664
0.25%, 5/15/2024 (b)	24,200,000	22,666,703
0.25%, 6/15/2024 (b)	19,200,000	17,929,500
0.25%, 5/31/2025	20,675,000	18,592,963
0.25%, 6/30/2025	5,675,000	5,092,869
0.25%, 7/31/2025	14,935,000	13,346,990
0.25%, 8/31/2025 (b)	26,900,000	23,959,914
0.25%, 9/30/2025	12,000,000	10,664,063
0.38%, 10/31/2023	17,500,000	16,774,024
0.38%, 4/15/2024	15,315,000	14,416,440
0.38%, 7/15/2024 (b)	7,000,000	6,534,883
0.38%, 8/15/2024	14,400,000	13,394,250
0.38%, 9/15/2024	11,800,000	10,943,578
0.38%, 4/30/2025 (b)	17,250,000	15,623,379
0.38%, 11/30/2025 (b)	6,850,000	6,072,418
0.38%, 12/31/2025	21,831,000	19,303,380
0.38%, 1/31/2026	15,750,000	13,873,535
0.38%, 9/30/2027	18,950,000	15,808,445
0.50%, 11/30/2023	21,545,000	20,616,713
0.50%, 3/31/2025	1,250,000	1,140,137
0.50%, 4/30/2027	5,322,000	4,527,442
0.50%, 6/30/2027	15,450,000	13,080,598
0.50%, 10/31/2027 (b)	23,600,000	19,746,562
0.63%, 7/31/2026	15,600,000	13,647,562
0.63%, 11/30/2027 (b)	5,600,000	4,706,188
0.63%, 12/31/2027	4,700,000	3,941,758
0.63%, 8/15/2030	23,150,000	18,140,195
0.75%, 12/31/2023 (b)	67,120,000	64,230,694
0.75%, 11/15/2024 (b)	11,300,000	10,497,523
0.75%, 3/31/2026	25,601,000	22,732,888
0.75%, 4/30/2026 (b)	40,000,000	35,425,000

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
0.75%, 5/31/2026 (b)	$13,000,000	$11,483,672
0.75%, 8/31/2026	41,850,000	36,707,028
0.75%, 1/31/2028	21,000,000	17,677,734
0.88%, 1/31/2024	23,800,000	22,730,859
0.88%, 6/30/2026	21,920,000	19,411,188
0.88%, 11/15/2030	19,200,000	15,300,000
1.00%, 12/15/2024	14,300,000	13,323,578
1.13%, 1/15/2025	16,000,000	14,903,750
1.13%, 2/28/2025 (b)	18,573,000	17,243,870
1.13%, 10/31/2026	3,000,000	2,660,156
1.13%, 2/28/2027	8,500,000	7,485,313
1.13%, 2/29/2028	11,000,000	9,439,375
1.13%, 8/31/2028 (b)	99,600,000	84,325,407
1.13%, 2/15/2031 (b)	35,000,000	28,355,469
1.25%, 8/31/2024	11,000,000	10,394,141
1.25%, 12/31/2026	27,500,000	24,427,734
1.25%, 3/31/2028 (b)	30,000,000	25,865,625
1.25%, 4/30/2028	14,000,000	12,042,188
1.25%, 6/30/2028	10,700,000	9,170,234
1.25%, 8/15/2031 (b)	10,000,000	8,084,375
1.38%, 1/31/2025	34,175,000	31,996,344
1.38%, 8/31/2026	3,000,000	2,700,234
1.38%, 11/15/2031	25,300,000	20,564,156
1.50%, 2/29/2024	17,450,000	16,778,584
1.50%, 10/31/2024	11,250,000	10,634,766
1.50%, 11/30/2024	11,300,000	10,657,313
1.50%, 2/15/2025	22,200,000	20,809,031
1.50%, 8/15/2026	2,392,000	2,163,639
1.50%, 1/31/2027	13,400,000	12,014,984
1.50%, 11/30/2028	21,600,000	18,619,875
1.50%, 2/15/2030	13,950,000	11,840,063
1.63%, 10/31/2023 (b)	4,730,000	4,596,230
1.63%, 5/15/2026 (b)	300,000	274,195
1.63%, 10/31/2026	11,125,000	10,076,816
1.63%, 11/30/2026	11,700,000	10,584,844
1.63%, 8/15/2029	11,927,000	10,285,174
1.63%, 5/15/2031	26,006,000	21,832,850
1.75%, 6/30/2024	13,450,000	12,874,697
1.75%, 7/31/2024 (b)	2,500,000	2,389,160
1.75%, 3/15/2025	18,500,000	17,416,016
1.75%, 12/31/2026	8,150,000	7,403,129
1.75%, 1/31/2029	25,600,000	22,356,000
1.75%, 11/15/2029	7,000,000	6,081,250
1.88%, 8/31/2024	2,150,000	2,055,602
1.88%, 6/30/2026	10,500,000	9,669,023
1.88%, 2/28/2027	27,052,000	24,636,341
1.88%, 2/28/2029 (b)	61,070,000	53,751,142
2.00%, 2/15/2025	3,206,000	3,042,193
2.00%, 8/15/2025 (b)	200,000	187,891
2.13%, 11/30/2023	2,000,000	1,951,328
2.13%, 9/30/2024	1,550,000	1,487,213
2.13%, 11/30/2024	7,000,000	6,689,375
2.13%, 5/15/2025	4,549,000	4,308,401
2.13%, 5/31/2026	11,415,000	10,613,275
2.25%, 1/31/2024	3,600,000	3,503,531
Security Description	Principal Amount	Value
2.25%, 3/31/2024	$13,350,000	$12,947,414
2.25%, 4/30/2024	20,850,000	20,184,592
2.25%, 10/31/2024	4,500,000	4,320,000
2.25%, 11/15/2024 (b)	12,344,000	11,837,703
2.25%, 12/31/2024	12,350,000	11,822,231
2.25%, 11/15/2025	1,400,000	1,318,406
2.25%, 3/31/2026	550,000	515,281
2.25%, 8/15/2027	6,600,000	6,064,781
2.25%, 11/15/2027	19,050,000	17,426,285
2.38%, 4/30/2026	13,300,000	12,503,039
2.38%, 5/15/2027	12,600,000	11,677,641
2.38%, 3/31/2029	12,000,000	10,869,375
2.38%, 5/15/2029	13,250,000	11,987,109
2.50%, 1/31/2024	20,700,000	20,202,715
2.50%, 4/30/2024	11,200,000	10,886,750
2.50%, 5/31/2024 (b)	12,500,000	12,136,719
2.50%, 1/31/2025	11,150,000	10,710,098
2.50%, 2/28/2026	14,838,000	14,032,343
2.50%, 3/31/2027	10,750,000	10,041,172
2.63%, 3/31/2025 (b)	3,210,000	3,085,613
2.63%, 12/31/2025	11,000,000	10,465,469
2.63%, 5/31/2027	13,400,000	12,579,250
2.63%, 2/15/2029 (b)	6,850,000	6,311,098
2.75%, 11/15/2023	10,383,000	10,201,703
2.75%, 2/15/2024 (b)	4,618,000	4,518,424
2.75%, 5/15/2025	12,800,000	12,317,000
2.75%, 6/30/2025 (b)	10,500,000	10,090,664
2.75%, 8/31/2025 (b)	6,600,000	6,326,719
2.75%, 4/30/2027	14,000,000	13,213,594
2.75%, 5/31/2029 (b)	9,500,000	8,800,859
2.88%, 4/30/2025	7,100,000	6,858,156
2.88%, 5/31/2025	10,200,000	9,839,016
2.88%, 6/15/2025	12,350,000	11,910,996
2.88%, 7/31/2025 (b)	7,050,000	6,792,234
2.88%, 11/30/2025 (b)	6,925,000	6,645,295
2.88%, 8/15/2028	4,900,000	4,595,664
2.88%, 4/30/2029	11,000,000	10,271,250
2.88%, 5/15/2032 (b)	27,240,000	25,201,256
3.00%, 6/30/2024	13,200,000	12,911,250
3.00%, 9/30/2025 (b)	5,200,000	5,018,813
3.00%, 10/31/2025	2,300,000	2,217,703
3.13%, 11/15/2028 (b)	6,800,000	6,459,469
3.25%, 6/30/2027	17,500,000	16,868,359
3.25%, 6/30/2029	10,250,000	9,799,961
U.S. Treasury Notes:
1.88%, 2/15/2032 (b)	25,400,000	21,534,437
2.63%, 7/31/2029	9,500,000	8,731,094
2.75%, 7/31/2027 (b)	25,900,000	24,390,516
2.75%, 8/15/2032 (b)	26,500,000	24,243,359
3.00%, 7/31/2024 (b)	12,500,000	12,221,680
3.00%, 7/15/2025	14,500,000	14,015,156
3.13%, 8/15/2025	8,400,000	8,142,750
3.13%, 8/31/2027 (b)	21,025,000	20,169,217
3.25%, 8/31/2024 (b)	20,885,000	20,507,275
4.13%, 9/30/2027	8,500,000	8,529,219

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 9/30/2024	$25,000,000	$25,011,719
COR, 3.50%, 9/15/2025	24,200,000	23,708,437
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,779,227,512)		2,453,871,381
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.1%
Bay Area Toll Authority Series F3, 3.13%, 4/1/2055	570,000	384,610
California State University Series B, 2.94%, 11/1/2052	625,000	413,462
California, Bay Area Toll Authority Revenue:
2.57%, 4/1/2031	100,000	85,871
Series S1-SUB, 7.04%, 4/1/2050	100,000	122,516
California, State General Obligation:
3.38%, 4/1/2025	155,000	150,719
3.50%, 4/1/2028	200,000	189,036
4.50%, 4/1/2033	250,000	240,712
4.60%, 4/1/2038	150,000	140,166
7.30%, 10/1/2039	1,395,000	1,669,675
7.35%, 11/1/2039	110,000	132,167
7.50%, 4/1/2034	275,000	327,350
7.55%, 4/1/2039	297,000	369,853
7.63%, 3/1/2040	90,000	111,646
California, State University, Revenue:
Series B, 2.98%, 11/1/2051	250,000	171,226
Series B, 3.90%, 11/1/2047	100,000	84,986
City of Los Angeles Department of Airports Customer Facility Charge Revenue AGM, 4.24%, 5/15/2048	250,000	212,165
City of San Francisco CA Public Utilities Commission Water Revenue Series A, 3.30%, 11/1/2039	55,000	44,870
Los Angeles Community College District:
1.61%, 8/1/2028	250,000	213,187
1.81%, 8/1/2030	250,000	203,129
2.11%, 8/1/2032	250,000	195,725
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	174,983
6.60%, 7/1/2050	260,000	305,382
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	153,582
Series RY, 6.76%, 7/1/2034	250,000	275,794
Regents, University of California Medical Center Pooled, Revenue:
Series N, 3.01%, 5/15/2050	150,000	99,648
Security Description	Principal Amount	Value
Series N, 3.26%, 5/15/2060	$150,000	$98,187
Series N, 3.71%, 5/15/2120	150,000	96,276
Riverside, CA, Taxable Pension Obligation, Revenue Series A, 3.86%, 6/1/2045	50,000	41,608
San Diego County Regional Transportation Commission Series A, 3.25%, 4/1/2048	100,000	75,677
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F-2, 6.26%, 4/1/2049	235,000	267,486
University of California, Revenue:
Series AD, 4.86%, 5/15/2112	450,000	385,554
Series AQ, 4.77%, 5/15/2115	75,000	62,611
Series AX, 3.06%, 7/1/2025	100,000	96,018
Series BD, 3.35%, 7/1/2029	300,000	270,622
		7,866,499
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	100,222
FLORIDA — 0.0% (a)
County of Broward FL Airport System Revenue Series C, 3.48%, 10/1/2043	200,000	153,997
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	150,000	135,802
Series A, 1.71%, 7/1/2027	150,000	128,277
Series A, 2.15%, 7/1/2030	150,000	120,427
		538,503
GEORGIA — 0.0% (a)
City of Atlanta GA Water & Wastewater Revenue 2.26%, 11/1/2035	150,000	113,892
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	168,000	182,000
6.66%, 4/1/2057	95,000	104,881
7.06%, 4/1/2057	290,000	299,954
		700,727
IDAHO — 0.0% (a)
Idaho Energy Res. Authority 2.86%, 9/1/2046	85,000	60,069
ILLINOIS — 0.1%
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	500,000	439,522
Chicago Transit Authority, Revenue Series B, 6.90%, 12/1/2040	70,000	79,223

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	$75,000	$80,765
City of Chicago IL Series B, 7.75%, 1/1/2042	41,000	43,679
Sales Tax Securitization Corp., Revenue:
Series A, 4.64%, 1/1/2040	100,000	91,864
Series A, 4.79%, 1/1/2048	100,000	92,811
Series B, 3.82%, 1/1/2048	100,000	80,096
State of Illinois:
5.10%, 6/1/2033	670,000	638,215
7.35%, 7/1/2035	464,286	492,425
		2,038,600
INDIANA — 0.0% (a)
Indiana Finance Authority 3.05%, 1/1/2051	125,000	93,110
KANSAS — 0.0% (a)
Kansas Development Finance Authority Series K, BAM, 2.77%, 5/1/2051	100,000	66,777
Kansas Development Finance Authority, Revenue Series H, 4.93%, 4/15/2045	50,000	46,880
		113,657
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority, Revenue:
Series D, 3.05%, 7/1/2040	200,000	141,831
Series D, 3.20%, 7/1/2050	200,000	133,281
		275,112
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	99,847
5.46%, 12/1/2039	400,000	411,443
Series H, 2.90%, 9/1/2049	65,000	46,035
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	52,219
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	85,000	67,298
Series C, 2.95%, 5/15/2043	400,000	299,549
		976,391
MICHIGAN — 0.0% (a)
Michigan Finance Authority 3.38%, 12/1/2040	35,000	27,871
Michigan State Building Authority Series II, 2.71%, 10/15/2040	300,000	220,090
Security Description	Principal Amount	Value
Michigan State University Series A, 4.17%, 8/15/2122	$250,000	$185,983
Michigan Strategic Fund 3.23%, 9/1/2047	25,000	17,824
University of Michigan, Revenue:
Series B, 2.44%, 4/1/2040	200,000	141,608
Series B, 2.56%, 4/1/2050	500,000	317,192
Series C, 3.60%, 4/1/2047	395,000	328,072
		1,238,640
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	101,077
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	285,000	215,321
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Series A, 3.04%, 10/1/2049	100,000	71,672
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority, Revenue Series A, National Public Finance Guaranty Corp., 7.43%, 2/15/2029 (g)	275,000	294,372
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	400,000	332,565
4.13%, 6/15/2042	320,000	256,312
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	325,000	383,914
Rutgers, State University of New Jersey, Revenue:
5.67%, 5/1/2040	205,000	212,754
Series P, 3.92%, 5/1/2119	100,000	70,229
Series R, 3.27%, 5/1/2043	35,000	27,487
		1,577,633
NEW YORK — 0.1%
New York City Municipal Water Finance Authority 5.72%, 6/15/2042	215,000	229,092
New York State Dormitory Authority:
5.63%, 3/15/2039	105,000	108,226
Series B, 3.14%, 7/1/2043	250,000	190,843
Series F, 3.11%, 2/15/2039	135,000	107,984
Series F, 3.19%, 2/15/2043	135,000	98,989
New York State Thruway Authority:
Series M, 2.90%, 1/1/2035	50,000	40,896

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series M, 3.50%, 1/1/2042	$50,000	$39,213
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	102,125
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	85,697
Series A2, 5.21%, 10/1/2031	100,000	99,932
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	158,872
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	250,000	226,284
Port Authority of New York & New Jersey 3.14%, 2/15/2051	210,000	148,566
Port Authority of New York & New Jersey, Revenue:
3.18%, 7/15/2060	395,000	258,182
4.03%, 9/1/2048	350,000	288,608
4.93%, 10/1/2051	220,000	210,675
Series 192, 4.81%, 10/15/2065	150,000	139,915
Series 20, 4.23%, 10/15/2057	125,000	105,997
Series 21, 3.29%, 8/1/2069	500,000	328,465
Westchester County Local Development Corp. AGM, 3.85%, 11/1/2050	180,000	129,646
		3,098,207
NORTH CAROLINA — 0.0% (a)
Charlotte-Mecklenburg Hospital Authority/The 3.20%, 1/15/2051	125,000	88,257
OHIO — 0.0% (a)
JobsOhio Beverage System Series A, 2.83%, 1/1/2038	50,000	38,862
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	100,001
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	200,000	265,641
		404,504
OREGON — 0.0% (a)
Oregon School Boards Association Series B, National Public Finance Guaranty Corp., 5.68%, 6/30/2028 (g)	100,000	101,475
Security Description	Principal Amount	Value
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	$200,000	$143,044
		244,519
PENNSYLVANIA — 0.0% (a)
Pennsylvania State University, Revenue:
Series D, 2.79%, 9/1/2043	250,000	176,850
Series D, 2.84%, 9/1/2050	250,000	171,193
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	77,730
State Public School Building Authority, Revenue 5.00%, 9/15/2027	95,000	95,172
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	200,000	134,919
		655,864
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	9,738
TEXAS — 0.1%
City of Houston TX:
3.96%, 3/1/2047	700,000	588,605
6.29%, 3/1/2032	85,000	89,276
Dallas Area Rapid Transit Series A, 2.61%, 12/1/2048	165,000	107,748
Dallas Fort Worth International Airport 2.84%, 11/1/2046	200,000	140,162
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	184,065
Dallas/Fort Worth TX International Airport Revenue:
Series A, 2.99%, 11/1/2038	100,000	80,809
Series A, 3.14%, 11/1/2045	100,000	73,132
Series C, 2.92%, 11/1/2050	40,000	27,263
Series C, 3.09%, 11/1/2040	60,000	45,879
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	185,000	129,031
North Texas Tollway Authority 3.01%, 1/1/2043	70,000	50,610
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	59,302

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
San Antonio, TX, Public Service Board, Revenue 5.99%, 2/1/2039	$75,000	$80,364
State of Texas 3.21%, 4/1/2044	150,000	117,274
Texas Private Activity Bond Surface Transportation Corp. 3.92%, 12/31/2049	300,000	227,141
Texas, State General Obligation 5.52%, 4/1/2039	100,000	104,800
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	111,372
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	200,000	130,876
2.56%, 4/1/2042	120,000	85,416
University of Texas System, Revenue:
Series A, 3.35%, 8/15/2047	100,000	75,977
Series B, 2.44%, 8/15/2049	50,000	30,864
		2,539,966
VIRGINIA — 0.0% (a)
University of Virginia, Revenue:
2.26%, 9/1/2050	90,000	53,631
Series A, 3.23%, 9/1/2119	350,000	211,297
		264,928
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	206,834
WISCONSIN — 0.0% (a)
State of Wisconsin, Revenue Series C, 3.15%, 5/1/2027	160,000	150,295
TOTAL MUNICIPAL BONDS & NOTES (Cost $28,988,312)		23,630,345
MORTGAGE-BACKED SECURITIES — 0.9%
BANK 2017-BNK4 Series 2017-BNK4, Class A3, 3.36%, 5/15/2050	200,000	184,441
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, 3.29%, 7/15/2060	406,378	389,311
BANK 2017-BNK7 Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	272,412
BANK 2017-BNK9 Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	234,464
BANK 2018-BNK13 Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (c)	390,000	368,245
Security Description	Principal Amount	Value
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	$286,660	$270,703
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	380,953
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	450,605
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	860,673
BANK 2020-BNK25 Series 2020-BN25, Class A5, 2.65%, 1/15/2063	600,000	504,514
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	234,033
BANK 2020-BNK29 Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	784,403
BANK 2021-BNK32 Series 2021-BN32, Class A5, 2.64%, 4/15/2054	500,000	411,753
BANK 2021-BNK36 Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	806,597
BANK 2022-BNK39 Series 2022-BNK39, Class A4, 2.93%, 2/15/2055	750,000	624,726
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	452,398
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	434,838
BBCMS Mortgage Trust:
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	593,897
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	500,000	417,490
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	500,000	407,157
Benchmark 2021-B30 Mortgage Trust Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	404,632
Benchmark 2022-B32 Mortgage Trust Series 2022-B32, Class A5, 3.00%, 1/15/2055 (c)	1,000,000	835,053
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	647,821
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	328,503

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-B16, Class A5, 2.73%, 2/15/2053	$400,000	$337,996
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	289,771
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	392,436
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	491,450
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	408,595
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	747,727
BENCHMARK Mortgage Trust:
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	283,611
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	862,558
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	318,496
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	393,230
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,287,372
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.87%, 1/10/2048	350,000	332,660
Citigroup Commercial Mortgage Trust:
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	407,420	392,832
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,147,854
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	460,387
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	1,500,000	1,286,878
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	649,056
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	252,491
COMM Mortgage Trust:
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	488,471
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	500,000	478,792
Series 2015-LC21, Class A3, 3.45%, 7/10/2048	387,458	370,495
Security Description	Principal Amount	Value
Series 2016-CR28, Class A4, 3.76%, 2/10/2049	$616,000	$585,852
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	598,654
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	204,235	186,124
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	943,611
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	429,181
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	457,623
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	457,575
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	475,247
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (c)	500,000	471,278
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	859,287
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,523,054
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	1,000,000	925,755
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	460,987
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	459,678
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	1,000,000	864,296
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	750,000	693,527
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class AS, 4.52%, 12/15/2046	1,000,000	987,107
Series 2015-JP1, Class AS, VRN, 4.12%, 1/15/2049 (c)	1,250,000	1,171,026

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, 3.54%, 9/15/2047	$388,824	$374,276
Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,460,593
Series 2015-C29, Class A4, 3.61%, 5/15/2048	220,000	210,054
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	458,933
Series 2015-C29, Class B, VRN, 4.12%, 5/15/2048 (c)	500,000	463,989
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, 3.49%, 3/15/2050	460,026	441,722
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	521,876
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	500,000	477,727
Series 2015-C23, Class A3, 3.45%, 7/15/2050	486,368	463,642
Series 2015-C23, Class A4, 3.72%, 7/15/2050	800,000	765,395
Series 2015-C26, Class A5, 3.53%, 10/15/2048	1,000,000	949,257
Morgan Stanley Capital I Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	689,574
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, 3.54%, 12/15/2048	478,187	459,058
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	697,807
Series 2019-L3, Class A4, 3.13%, 11/15/2052	500,000	433,967
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	397,749
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (c)	500,000	399,961
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	297,401
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	460,463
Series 2018-C14, Class A3, 4.18%, 12/15/2051	1,000,000	916,079
Security Description	Principal Amount	Value
Series 2018-C8, Class A4, 3.98%, 2/15/2051	$300,000	$280,803
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	400,000	360,885
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, 4.02%, 8/15/2050	500,000	474,969
Series 2015-LC22, Class ASB, 3.57%, 9/15/2058	316,146	308,749
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,273,229
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	455,425
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	460,587
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	274,903
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	455,168
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	471,466
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	740,531
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	857,762
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	691,435
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	122,247
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	569,855
Wells Fargo Commercial Mortgage Trust 2019-C50 Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	158,615
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class AS, 4.27%, 3/15/2047	638,000	620,896
Series 2014-LC14, Class B, VRN, 4.91%, 3/15/2047 (c)	500,000	489,145
TOTAL MORTGAGE-BACKED SECURITIES (Cost $64,292,325)		55,928,835
Shares
SHORT-TERM INVESTMENTS — 10.1%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (h) (i)	172,124,704	172,159,129

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (j) (k)	434,906,111	$434,906,111
TOTAL SHORT-TERM INVESTMENTS (Cost $607,037,249)		607,065,240
TOTAL INVESTMENTS — 109.2% (Cost $7,483,591,572)		6,551,600,813
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%		(552,170,586)
NET ASSETS — 100.0%		$5,999,430,227
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2022. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security, or a portion of the security has been designated as collateral for TBA securities.
(g)	Bond is insured by National Public Finance Guaranty Corp., representing less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2022.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,432,053,130	$—	$1,432,053,130
Asset-Backed Securities	—	19,297,948	—	19,297,948
Foreign Government Obligations	—	187,991,765	—	187,991,765
U.S. Government Agency Obligations	—	1,771,762,169	—	1,771,762,169
U.S. Treasury Obligations	—	2,453,871,381	—	2,453,871,381
Municipal Bonds & Notes	—	23,630,345	—	23,630,345
Mortgage-Backed Securities	—	55,928,835	—	55,928,835
Short-Term Investments	607,065,240	—	—	607,065,240
TOTAL INVESTMENTS	$607,065,240	$5,944,535,573	$—	$6,551,600,813
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	131,205,546	$131,192,425	$329,562,101	$288,628,383	$(20,465)	$53,451	172,124,704	$172,159,129	$738,289
State Street Navigator Securities Lending Portfolio II	352,171,990	352,171,990	1,103,381,343	1,020,647,222	—	—	434,906,111	434,906,111	189,494
Total		$483,364,415	$1,432,943,444	$1,309,275,605	$(20,465)	$53,451		$607,065,240	$927,783
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc. 4.75%, 3/30/2030	$185,000	$169,680
Omnicom Group, Inc. 2.45%, 4/30/2030	50,000	40,013
		209,693
AEROSPACE & DEFENSE — 1.7%
Boeing Co.:
2.20%, 2/4/2026	443,000	393,282
2.70%, 2/1/2027	150,000	130,413
2.80%, 3/1/2027	216,000	189,836
2.95%, 2/1/2030 (a)	75,000	60,370
3.10%, 5/1/2026 (a)	115,000	104,589
3.20%, 3/1/2029	149,000	124,597
3.55%, 3/1/2038	147,000	100,548
3.63%, 2/1/2031	80,000	66,323
3.75%, 2/1/2050	125,000	80,737
3.85%, 11/1/2048	63,000	40,782
3.90%, 5/1/2049	115,000	75,071
4.88%, 5/1/2025	300,000	292,677
5.04%, 5/1/2027	100,000	96,301
5.15%, 5/1/2030	398,000	368,544
5.71%, 5/1/2040	324,000	282,836
5.81%, 5/1/2050	350,000	304,570
5.88%, 2/15/2040	169,000	146,099
6.63%, 2/15/2038	75,000	71,905
General Dynamics Corp.:
3.25%, 4/1/2025	225,000	217,296
3.50%, 5/15/2025	92,000	89,499
3.63%, 4/1/2030 (a)	114,000	104,497
3.75%, 5/15/2028	190,000	178,528
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	150,000	126,441
3.85%, 12/15/2026	50,000	47,153
4.40%, 6/15/2028	50,000	47,034
4.85%, 4/27/2035	150,000	136,761
Lockheed Martin Corp.:
3.55%, 1/15/2026	100,000	96,664
3.80%, 3/1/2045	371,000	295,297
3.90%, 6/15/2032	145,000	134,180
4.07%, 12/15/2042	220,000	186,677
Northrop Grumman Corp.:
4.03%, 10/15/2047	25,000	19,837
5.15%, 5/1/2040	199,000	186,284
7.75%, 2/15/2031	100,000	114,275
Raytheon Technologies Corp.:
1.90%, 9/1/2031	125,000	95,526
2.25%, 7/1/2030	50,000	40,415
2.38%, 3/15/2032	100,000	78,812
2.82%, 9/1/2051	215,000	135,087
3.03%, 3/15/2052	170,000	111,267
3.20%, 3/15/2024	50,000	48,913
Security Description	Principal Amount	Value
3.75%, 11/1/2046	$280,000	$210,683
4.13%, 11/16/2028	104,000	97,313
4.15%, 5/15/2045	390,000	312,281
4.35%, 4/15/2047	200,000	166,532
4.63%, 11/16/2048	150,000	129,504
4.80%, 12/15/2043	150,000	132,282
		6,468,518
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.35%, 5/6/2025	175,000	162,475
2.45%, 2/4/2032	65,000	45,978
3.40%, 5/6/2030	227,000	184,181
3.70%, 2/4/2051	125,000	74,859
3.88%, 9/16/2046	50,000	31,700
4.40%, 2/14/2026 (a)	141,000	136,040
4.45%, 5/6/2050	100,000	66,810
4.50%, 5/2/2043	312,000	219,788
4.80%, 2/14/2029 (a)	183,000	168,907
5.80%, 2/14/2039	85,000	73,631
5.95%, 2/14/2049	154,000	127,708
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	100,000	91,966
2.70%, 9/15/2051	290,000	191,699
BAT Capital Corp.:
2.26%, 3/25/2028	150,000	119,473
3.22%, 8/15/2024	175,000	168,387
3.56%, 8/15/2027	285,000	250,253
3.73%, 9/25/2040 (a)	57,000	36,583
4.70%, 4/2/2027	300,000	280,188
4.74%, 3/16/2032 (a)	50,000	41,934
4.91%, 4/2/2030	303,000	266,931
5.28%, 4/2/2050 (a)	25,000	18,467
5.65%, 3/16/2052	40,000	30,593
BAT International Finance PLC:
1.67%, 3/25/2026 (a)	100,000	86,381
4.45%, 3/16/2028	50,000	44,565
Bunge, Ltd. Finance Corp. 3.75%, 9/25/2027	237,000	217,625
Philip Morris International, Inc.:
0.88%, 5/1/2026	50,000	42,967
1.50%, 5/1/2025	115,000	105,402
2.10%, 5/1/2030	102,000	77,483
2.75%, 2/25/2026 (a)	100,000	92,258
3.13%, 3/2/2028 (a)	250,000	220,595
3.25%, 11/10/2024	125,000	120,942
3.38%, 8/11/2025	150,000	143,578
3.38%, 8/15/2029 (a)	150,000	128,245
4.25%, 11/10/2044	175,000	122,479
4.38%, 11/15/2041	50,000	36,797
4.88%, 11/15/2043	125,000	95,639
Reynolds American, Inc.:
4.45%, 6/12/2025	415,000	401,380
5.70%, 8/15/2035	50,000	42,206
5.85%, 8/15/2045	200,000	156,834

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
7.25%, 6/15/2037	$50,000	$46,987
		4,970,914
AIRLINES — 0.4%
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	185,739	165,538
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	96,460	83,692
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	22,404	19,471
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	60,510	50,812
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	14,407	13,516
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	7,897	6,746
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	81,166	71,888
Southwest Airlines Co.:
2.63%, 2/10/2030	25,000	20,083
5.13%, 6/15/2027	180,000	176,288
5.25%, 5/4/2025	177,000	176,867
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	31,783	27,136
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	27,852	26,368
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	95,895	89,536
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	91,190	82,375
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	73,617	62,621
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	80,911	69,474
Security Description	Principal Amount	Value
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	$7,732	$6,814
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	108,296	86,822
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	59,700	54,941
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	237,398	227,638
		1,518,626
APPAREL — 0.3%
NIKE, Inc.:
2.40%, 3/27/2025 (a)	75,000	71,048
3.25%, 3/27/2040	240,000	184,838
3.38%, 3/27/2050	105,000	77,728
3.88%, 11/1/2045 (a)	213,000	172,475
PVH Corp. 4.63%, 7/10/2025	130,000	124,643
Ralph Lauren Corp.:
2.95%, 6/15/2030 (a)	100,000	84,045
3.75%, 9/15/2025	44,000	42,851
Tapestry, Inc. 3.05%, 3/15/2032	50,000	37,404
VF Corp. 2.95%, 4/23/2030 (a)	210,000	172,836
		967,868
AUTO MANUFACTURERS — 1.7%
American Honda Finance Corp.:
1.50%, 1/13/2025	75,000	69,702
Series GMTN, 3.50%, 2/15/2028	125,000	114,877
Series MTN, 0.75%, 8/9/2024	280,000	260,308
Series MTN, 1.00%, 9/10/2025	250,000	223,822
Series MTN, 2.15%, 9/10/2024	21,000	19,982
Series MTN, 2.25%, 1/12/2029 (a)	50,000	42,031
Series MTN, 2.40%, 6/27/2024	192,000	184,516
Series MTN, 2.90%, 2/16/2024	50,000	48,751
Series MTN, 3.63%, 10/10/2023	45,000	44,519
Aptiv PLC/Aptiv Corp. 2.40%, 2/18/2025	90,000	84,097

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
General Motors Co.:
5.00%, 10/1/2028	$150,000	$138,021
5.15%, 4/1/2038	200,000	161,990
5.40%, 10/2/2023	115,000	114,992
5.40%, 4/1/2048	80,000	63,095
5.60%, 10/15/2032	100,000	89,199
6.25%, 10/2/2043	100,000	87,043
6.60%, 4/1/2036	230,000	214,875
6.75%, 4/1/2046	150,000	136,770
6.80%, 10/1/2027	200,000	202,152
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	200,000	187,804
1.20%, 10/15/2024	25,000	22,954
2.35%, 1/8/2031	100,000	72,741
2.40%, 10/15/2028	100,000	79,163
2.70%, 8/20/2027	25,000	21,165
2.70%, 6/10/2031	139,000	102,376
2.75%, 6/20/2025	290,000	267,026
2.90%, 2/26/2025	41,000	38,423
3.10%, 1/12/2032	125,000	93,999
3.60%, 6/21/2030	50,000	40,505
3.80%, 4/7/2025	159,000	151,451
4.00%, 1/15/2025	50,000	48,091
4.35%, 4/9/2025	568,000	549,057
4.35%, 1/17/2027	150,000	139,227
5.00%, 4/9/2027	60,000	56,890
Magna International, Inc.:
3.63%, 6/15/2024	25,000	24,492
4.15%, 10/1/2025	43,000	41,905
PACCAR Financial Corp.:
4.95%, 10/3/2025	15,000	15,052
Series MTN, 0.35%, 2/2/2024	80,000	75,710
Series MTN, 0.90%, 11/8/2024	50,000	46,105
Series MTN, 1.10%, 5/11/2026	50,000	44,101
Series MTN, 1.80%, 2/6/2025	170,000	159,696
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	232,000	214,574
1.45%, 1/13/2025	100,000	92,774
3.05%, 3/22/2027	310,000	285,622
3.65%, 8/18/2025	90,000	87,105
4.40%, 9/20/2024	150,000	149,071
4.45%, 6/29/2029 (a)	115,000	110,943
4.55%, 9/20/2027	150,000	146,485
Series GMTN, 3.05%, 1/11/2028 (a)	190,000	173,077
Series MTN, 0.50%, 6/18/2024	100,000	93,178
Series MTN, 0.80%, 10/16/2025	214,000	189,732
Series MTN, 1.15%, 8/13/2027 (a)	60,000	50,192
Security Description	Principal Amount	Value
Series MTN, 1.80%, 2/13/2025 (a)	$250,000	$233,347
Series MTN, 3.38%, 4/1/2030	105,000	93,807
		6,498,582
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 5.40%, 3/15/2049 (a)	237,000	194,120
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	30,000	20,209
BorgWarner, Inc. 4.38%, 3/15/2045	69,000	50,816
Lear Corp.:
3.50%, 5/30/2030	50,000	40,858
5.25%, 5/15/2049	60,000	47,416
		353,419
BANKS — 22.2%
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	105,000	92,608
1 year CMT + 2.70%, 6.14%, 9/14/2028 (b)	200,000	193,880
Banco Santander SA:
2.75%, 5/28/2025	296,000	270,707
2.96%, 3/25/2031	50,000	38,034
3.80%, 2/23/2028	75,000	65,158
3.89%, 5/24/2024	200,000	194,866
4.38%, 4/12/2028	330,000	295,020
5.29%, 8/18/2027	200,000	188,956
1 year CMT + 0.90%, 1.72%, 9/14/2027 (b)	155,000	128,666
1 year CMT + 1.60%, 3.23%, 11/22/2032 (b)	300,000	212,472
1 year CMT + 2.00%, 4.18%, 3/24/2028 (b)	200,000	180,958
Bank of America Corp.:
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	56,000	53,005
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	47,000	41,691
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (b)	324,000	267,135
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (b)	100,000	72,350
SOFR + 0.69%, 0.98%, 4/22/2025 (b)	450,000	418,279
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	601,000	515,586
SOFR + 1.11%, 3.84%, 4/25/2025 (b)	200,000	194,560
SOFR + 1.21%, 2.57%, 10/20/2032 (b)	300,000	229,683

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	$400,000	$299,308
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	500,000	389,620
SOFR + 1.33%, 3.38%, 4/2/2026 (b)	100,000	94,516
SOFR + 1.56%, 2.97%, 7/21/2052 (b)	161,000	98,556
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	286,000	201,970
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	100,000	93,743
SOFR + 1.75%, 4.83%, 7/22/2026 (b)	150,000	146,457
SOFR + 1.83%, 4.57%, 4/27/2033 (b)	510,000	457,664
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	322,000	255,813
SOFR + 2.16%, 5.02%, 7/22/2033 (b)	250,000	232,572
Series L, 3.95%, 4/21/2025	379,000	365,727
Series L, 4.18%, 11/25/2027 (a)	75,000	69,491
Series MTN, 3.25%, 10/21/2027	100,000	89,717
Series MTN, 4.45%, 3/3/2026	250,000	241,182
Series MTN, 5.00%, 1/21/2044	338,000	292,215
Series MTN, 5.88%, 2/7/2042	178,000	172,361
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (b)	25,000	22,931
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b)	315,000	294,985
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	200,000	193,790
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (b)	300,000	236,814
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (b)	350,000	323,067
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	713,000	643,283
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	75,000	71,206
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030	50,000	42,112
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (b)	225,000	184,682
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (b)	$100,000	$89,244
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (b)	375,000	342,116
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040	75,000	59,467
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (b)	225,000	176,924
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (b)	540,000	497,324
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	375,000	303,784
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	520,000	389,204
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (b)	300,000	285,123
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	106,000	92,543
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	300,000	243,573
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	400,000	354,716
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	50,000	37,245
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	425,000	273,985
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	357,000	309,708
Bank of Montreal:
3.70%, 6/7/2025	165,000	158,743
4.70%, 9/14/2027	200,000	193,270
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (b)	325,000	244,891
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (b)	95,000	93,745
Series MTN, 0.63%, 7/9/2024	265,000	245,395
Series MTN, 1.50%, 1/10/2025	365,000	336,143
Bank of New York Mellon Corp Series MTN, 1.80%, 7/28/2031	100,000	76,509
Bank of New York Mellon Corp.:
3.35%, 4/25/2025	100,000	96,594
3.85%, 4/26/2029	124,000	113,108
SOFR + 1.15%, 3.99%, 6/13/2028 (b)	50,000	47,100
SOFR + 1.42%, 4.29%, 6/13/2033 (b)	50,000	46,007

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.76%, 4.60%, 7/26/2030 (b)	$80,000	$75,954
Series 0012, 3.65%, 2/4/2024	75,000	73,959
Series MTN, 0.50%, 4/26/2024	100,000	93,896
Series MTN, 1.60%, 4/24/2025	150,000	138,480
Series MTN, 1.65%, 7/14/2028	100,000	82,877
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (b)	306,000	282,438
Series MTN, SOFR + 0.57%, 3.43%, 6/13/2025 (b)	145,000	141,461
Bank of Nova Scotia:
0.70%, 4/15/2024	55,000	51,539
1.30%, 6/11/2025	317,000	285,430
1.45%, 1/10/2025	182,000	167,001
2.20%, 2/3/2025 (a)	100,000	93,443
2.45%, 2/2/2032 (a)	50,000	38,081
3.40%, 2/11/2024	100,000	98,065
3.45%, 4/11/2025	160,000	153,253
4.50%, 12/16/2025	125,000	120,675
5 Year CMT + 2.05%, 4.59%, 5/4/2037 (b)	260,000	218,447
Barclays PLC:
3.65%, 3/16/2025	183,000	173,552
5.20%, 5/12/2026	621,000	588,472
5.25%, 8/17/2045	180,000	144,596
1 year CMT + 0.80%, 1.01%, 12/10/2024 (b)	150,000	141,193
1 year CMT + 1.30%, 2.89%, 11/24/2032 (b)	150,000	108,551
1 year CMT + 1.30%, 3.33%, 11/24/2042 (b)	150,000	95,244
1 year CMT + 1.70%, 3.81%, 3/10/2042 (b)	300,000	187,320
1 year CMT + 2.30%, 5.30%, 8/9/2026 (b)	100,000	96,120
1 year CMT + 2.65%, 5.50%, 8/9/2028 (a) (b)	300,000	281,436
1 year CMT + 3.00%, 5.75%, 8/9/2033 (b)	50,000	45,473
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b)	50,000	45,105
SOFR + 2.71%, 2.85%, 5/7/2026	200,000	181,722
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (b)	340,000	251,824
Canadian Imperial Bank of Commerce:
1.25%, 6/22/2026	100,000	86,600
2.25%, 1/28/2025	70,000	65,582
3.10%, 4/2/2024	150,000	146,101
3.95%, 8/4/2025	325,000	314,145
Security Description	Principal Amount	Value
Citigroup, Inc.:
3.20%, 10/21/2026	$543,000	$497,415
3.88%, 3/26/2025	83,000	79,698
4.13%, 7/25/2028	324,000	292,744
4.40%, 6/10/2025	150,000	145,849
4.45%, 9/29/2027	260,000	241,192
4.60%, 3/9/2026	43,000	41,578
4.65%, 7/23/2048	200,000	162,422
6.63%, 1/15/2028	25,000	26,211
6.68%, 9/13/2043	423,000	429,138
8.13%, 7/15/2039	315,000	372,440
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (b)	400,000	386,032
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	149,000	133,219
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039	100,000	80,667
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	838,000	757,208
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	27,000	24,870
SOFR + 0.67%, 0.98%, 5/1/2025 (b)	331,000	307,069
SOFR + 0.69%, 2.01%, 1/25/2026 (b)	145,000	133,404
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	70,000	59,592
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	555,000	426,295
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	25,000	19,714
SOFR + 1.37%, 4.14%, 5/24/2025 (b)	212,000	207,258
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	150,000	141,624
SOFR + 1.54%, 5.61%, 9/29/2026 (b)	150,000	149,172
SOFR + 1.89%, 4.66%, 5/24/2028 (b)	70,000	66,521
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	150,000	125,825
SOFR + 2.09%, 4.91%, 5/24/2033 (b)	125,000	115,009
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	350,000	275,695
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	580,000	543,982
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	169,000	132,739
5 Year CMT + 2.75%, 5.64%, 5/21/2037 (b)	350,000	323,169
Comerica, Inc. 4.00%, 2/1/2029	25,000	23,215

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	$190,000	$179,453
1.38%, 1/10/2025	350,000	322,731
4.38%, 8/4/2025	155,000	148,194
5.25%, 8/4/2045	150,000	127,494
Series BKNT, 3.75%, 7/21/2026	100,000	92,359
Credit Agricole Corporate & Investment Bank SA 0.78%, 6/28/2024	50,000	46,774
Credit Suisse AG:
0.50%, 2/2/2024	330,000	307,306
1.25%, 8/7/2026	200,000	164,876
2.95%, 4/9/2025	150,000	137,818
5.00%, 7/9/2027	250,000	230,642
Credit Suisse Group AG:
3.75%, 3/26/2025	250,000	232,972
4.88%, 5/15/2045	272,000	193,612
Deutsche Bank AG:
0.90%, 5/28/2024	150,000	138,723
4.10%, 1/13/2026 (a)	112,000	106,233
SOFR + 1.13%, 1.45%, 4/1/2025 (b)	150,000	137,607
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	150,000	121,805
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	250,000	203,615
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	350,000	326,613
Series E, 0.96%, 11/8/2023	250,000	237,995
Discover Bank:
2.45%, 9/12/2024	100,000	94,596
Series BKNT, 3.45%, 7/27/2026	125,000	113,820
Series BKNT, 4.65%, 9/13/2028	39,000	35,344
Fifth Third Bancorp:
2.38%, 1/28/2025	140,000	130,886
2.55%, 5/5/2027	100,000	88,988
8.25%, 3/1/2038	75,000	89,136
SOFR + 2.13%, 4.77%, 7/28/2030 (b)	150,000	139,684
Fifth Third Bank NA Series BKNT, 3.85%, 3/15/2026	110,000	103,874
First Horizon Bank Series BKNT, 5.75%, 5/1/2030 (a)	125,000	121,318
First Republic Bank Series BKNT, 4.38%, 8/1/2046	50,000	38,861
First-Citizens Bank & Trust Co. Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (b)	120,000	112,793
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	100,000	80,650
Security Description	Principal Amount	Value
3.00%, 3/15/2024	$175,000	$170,084
3.50%, 1/23/2025	200,000	192,222
3.50%, 4/1/2025	375,000	358,605
3.50%, 11/16/2026	128,000	118,166
3.75%, 5/22/2025	945,000	906,794
3.80%, 3/15/2030	27,000	23,425
3.85%, 1/26/2027	104,000	96,955
4.75%, 10/21/2045	100,000	83,247
6.13%, 2/15/2033 (a)	100,000	100,929
6.25%, 2/1/2041	159,000	157,726
6.75%, 10/1/2037	455,000	454,636
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (b)	280,000	248,956
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	830,000	755,823
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (b)	80,000	63,438
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	328,000	272,778
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028	250,000	226,387
SOFR + 0.73%, 1.76%, 1/24/2025 (b)	284,000	269,953
SOFR + 0.8%, 1.43%, 3/9/2027 (b)	378,000	325,345
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	275,000	232,631
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	395,000	337,516
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	170,000	125,764
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	195,000	151,170
SOFR + 1.41%, 3.10%, 2/24/2033 (a) (b)	413,000	328,091
SOFR + 1.47%, 2.91%, 7/21/2042 (b)	25,000	16,070
SOFR + 1.51%, 3.21%, 4/22/2042 (b)	214,000	144,574
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	100,000	93,930
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	400,000	364,004
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	155,000	147,689
Series MTN, 4.80%, 7/8/2044	40,000	33,170
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b)	60,000	51,820
HSBC Holdings PLC:
3.90%, 5/25/2026	200,000	187,452
4.25%, 3/14/2024 (a)	200,000	195,850

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 8/18/2025	$158,000	$150,294
6.10%, 1/14/2042	175,000	168,821
6.50%, 5/2/2036	343,000	324,375
6.80%, 6/1/2038	220,000	213,589
7.63%, 5/17/2032	273,000	286,003
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025	200,000	193,396
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	100,000	94,352
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028	158,000	141,985
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (b)	150,000	126,656
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	550,000	404,387
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	350,000	292,572
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	150,000	116,555
SOFR + 1.41%, 2.87%, 11/22/2032 (a) (b)	235,000	171,364
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	200,000	184,914
SOFR + 1.51%, 4.18%, 12/9/2025 (b)	200,000	191,238
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	258,000	207,582
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	254,000	227,635
SOFR + 2.11%, 4.76%, 6/9/2028 (b)	400,000	366,988
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	250,000	191,597
SOFR + 2.61%, 5.21%, 8/11/2028 (b)	100,000	93,651
SOFR + 2.87%, 5.40%, 8/11/2033 (b)	50,000	44,264
Huntington Bancshares, Inc.:
2.63%, 8/6/2024	284,000	271,436
SOFR + 1.97%, 4.44%, 8/4/2028 (b)	50,000	47,157
ING Groep NV:
3.95%, 3/29/2027	284,000	261,564
4.05%, 4/9/2029 (a)	100,000	88,403
4.55%, 10/2/2028 (a)	190,000	173,928
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	200,000	181,758
Intesa Sanpaolo SpA 5.25%, 1/12/2024	200,000	197,900
JPMorgan Chase & Co.:
3.63%, 12/1/2027 (a)	543,000	493,402
3.88%, 9/10/2024	68,000	66,548
5.40%, 1/6/2042	575,000	531,334
5.50%, 10/15/2040	100,000	94,056
5.60%, 7/15/2041	150,000	142,548
Security Description	Principal Amount	Value
6.40%, 5/15/2038	$150,000	$153,603
8.00%, 4/29/2027	75,000	82,332
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (b)	125,000	115,666
3 Month SOFR + 0.70%, 1.04%, 2/4/2027	150,000	128,055
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (b)	250,000	228,810
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (b)	128,000	125,984
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	549,000	531,300
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (b)	208,000	154,265
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	683,000	621,284
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (b)	501,000	458,275
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028	450,000	412,704
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038	175,000	137,293
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	400,000	362,408
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (b)	250,000	187,197
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (b)	300,000	227,331
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	100,000	78,766
SOFR + 0.42%, 0.56%, 2/16/2025 (b)	500,000	467,740
SOFR + 0.54%, 0.82%, 6/1/2025 (b)	400,000	370,112
SOFR + 0.61%, 1.56%, 12/10/2025 (b)	75,000	68,764
SOFR + 0.8%, 1.05%, 11/19/2026 (b)	200,000	173,234
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	100,000	86,442
SOFR + 0.92%, 2.60%, 2/24/2026 (b)	50,000	46,517
SOFR + 0.98%, 3.85%, 6/14/2025 (b)	200,000	194,540
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	200,000	162,366
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	161,000	150,995

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.25%, 2.58%, 4/22/2032 (a) (b)	$200,000	$154,780
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	434,000	341,836
SOFR + 1.32%, 4.08%, 4/26/2026 (a) (b)	100,000	96,079
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	150,000	102,710
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	25,000	23,515
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	168,000	109,951
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	190,000	174,441
SOFR + 1.8%, 4.59%, 4/26/2033 (b)	110,000	99,054
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	917,000	835,405
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	299,000	254,198
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	95,000	91,151
SOFR + 2.04%, 2.52%, 4/22/2031	150,000	118,547
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	25,000	23,088
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	25,000	15,683
SOFR + 2.46%, 3.11%, 4/22/2041 (b)	150,000	103,469
SOFR + 2.52%, 2.96%, 5/13/2031 (b)	225,000	178,830
SOFR + 2.58%, 5.72%, 9/14/2033 (b)	155,000	146,449
KeyBank NA:
4.15%, 8/8/2025	250,000	242,980
Series BKNT, 3.90%, 4/13/2029	100,000	88,058
KeyCorp SOFR + 1.25%, 3.88%, 5/23/2025 (b)	120,000	116,996
KeyCorp. Series MTN, 2.25%, 4/6/2027	100,000	86,759
Lloyds Banking Group PLC:
4.34%, 1/9/2048 (a)	200,000	140,676
4.38%, 3/22/2028	258,000	234,953
4.50%, 11/4/2024	100,000	97,689
4.65%, 3/24/2026	200,000	188,078
1 year CMT + 0.85%, 1.63%, 5/11/2027 (b)	170,000	144,544
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	300,000	275,847
1 year CMT + 1.75%, 4.72%, 8/11/2026 (b)	100,000	96,174
1 year CMT + 2.30%, 4.98%, 8/11/2033 (b)	200,000	174,234
Security Description	Principal Amount	Value
5 Year CMT + 1.50%, 3.37%, 12/14/2046 (b)	$75,000	$46,544
1 year CMT + 1.80%, 3.75%, 3/18/2028 (b)	200,000	180,172
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028 (b)	100,000	96,312
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 2/25/2025	175,000	162,223
2.76%, 9/13/2026 (a)	211,000	190,335
3.20%, 7/18/2029	399,000	337,087
3.74%, 3/7/2029	100,000	89,462
3.85%, 3/1/2026	150,000	142,212
1 year CMT + 0.45%, 0.96%, 10/11/2025 (b)	150,000	136,584
1 year CMT + 0.55%, 0.95%, 7/19/2025 (b)	300,000	276,141
1 year CMT + 0.67%, 1.64%, 10/13/2027 (b)	525,000	445,909
1 year CMT + 0.75%, 1.54%, 7/20/2027 (b)	520,000	444,116
1 year CMT + 1.10%, 2.85%, 1/19/2033	50,000	38,743
1 year CMT + 1.70%, 4.79%, 7/18/2025 (b)	200,000	197,310
1 year CMT + 1.95%, 5.02%, 7/20/2028 (b)	200,000	192,116
1 year CMT + 2.13%, 5.13%, 7/20/2033 (b)	200,000	187,422
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	150,000	110,813
3.17%, 9/11/2027	225,000	198,425
1 year CMT + 2.05%, 5.41%, 9/13/2028 (a) (b)	200,000	195,554
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (b)	150,000	136,219
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030	200,000	166,488
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (a) (b)	75,000	67,565
1 year CMT + 0.75%, 1.55%, 7/9/2027 (b)	180,000	152,984
Morgan Stanley:
4.38%, 1/22/2047	148,000	118,345
5.00%, 11/24/2025	150,000	148,192
6.38%, 7/24/2042	187,000	194,016
7.25%, 4/1/2032	500,000	542,985
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	364,000	328,557
SOFR + 0.53%, 0.79%, 5/30/2025 (b)	100,000	92,059
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	200,000	172,546

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	$120,000	$103,673
SOFR + 0.94%, 2.63%, 2/18/2026 (b)	200,000	186,330
SOFR + 1%, 2.48%, 1/21/2028 (b)	150,000	131,248
SOFR + 1.29%, 2.94%, 1/21/2033 (b)	25,000	19,759
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	556,000	398,413
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	75,000	70,152
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	170,000	165,503
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	535,000	490,900
SOFR + 2.08%, 4.89%, 7/20/2033 (a) (b)	90,000	83,687
SOFR + 2.62%, 5.30%, 4/20/2037 (b)	75,000	67,587
Series GMTN, 3.70%, 10/23/2024	101,000	98,527
Series GMTN, 3.88%, 1/27/2026	300,000	286,185
Series GMTN, 4.00%, 7/23/2025	150,000	145,596
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	532,000	489,536
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (b)	350,000	327,855
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	284,000	242,181
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	50,000	40,478
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (b)	150,000	143,685
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	50,000	45,342
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (b)	475,000	432,863
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	441,000	418,125
Series MTN, SOFR + 1.2%, 2.51%, 10/20/2032 (b)	200,000	153,088
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	150,000	129,143
National Bank of Canada Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (b)	200,000	189,516
Natwest Group PLC:
5.13%, 5/28/2024	150,000	147,829
Security Description	Principal Amount	Value
1 year CMT + 0.90%, 1.64%, 6/14/2027 (b)	$200,000	$168,156
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (a) (b)	150,000	136,683
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (b)	200,000	175,310
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (b)	200,000	181,972
5 Year CMT + 2.35%, 3.03%, 11/28/2035 (b)	100,000	71,037
Northern Trust Corp.:
1.95%, 5/1/2030	80,000	63,585
4.00%, 5/10/2027 (a)	100,000	96,813
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (b)	72,000	64,865
PNC Bank NA Series BKNT, 3.25%, 6/1/2025	100,000	95,907
PNC Financial Services Group, Inc.:
2.55%, 1/22/2030	82,000	67,690
3.45%, 4/23/2029	110,000	98,591
3.90%, 4/29/2024	333,000	328,142
Regions Financial Corp. 1.80%, 8/12/2028 (a)	104,000	85,448
Royal Bank of Canada:
0.65%, 7/29/2024 (a)	315,000	292,222
1.20%, 4/27/2026 (a)	105,000	91,441
3.63%, 5/4/2027	128,000	119,041
Series FXD, 2.05%, 1/21/2027 (a)	100,000	87,799
Series GMTN, 0.75%, 10/7/2024	100,000	91,897
Series GMTN, 1.40%, 11/2/2026	100,000	85,731
Series GMTN, 1.60%, 1/21/2025	200,000	185,114
Series GMTN, 2.55%, 7/16/2024	250,000	240,037
Series GMTN, 3.70%, 10/5/2023	160,000	158,442
Series GMTN, 4.65%, 1/27/2026	78,000	75,953
Series MTN, 2.30%, 11/3/2031	50,000	38,448
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	100,000	89,687
3.45%, 6/2/2025	75,000	70,335
SOFR + 1.25%, 2.49%, 1/6/2028 (b)	20,000	16,654
SOFR + 1.38%, 4.26%, 6/9/2025 (b)	200,000	192,228
3.50%, 6/7/2024	150,000	145,383

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (b)	$50,000	$43,095
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (b)	100,000	98,623
SOFR + 0.79%, 1.09%, 3/15/2025 (b)	150,000	138,484
SOFR + 1.48%, 2.90%, 3/15/2032	300,000	223,557
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	429,000	367,035
1.47%, 7/8/2025	504,000	454,094
1.90%, 9/17/2028	130,000	104,242
2.13%, 7/8/2030	25,000	19,167
2.22%, 9/17/2031 (a)	400,000	299,872
2.35%, 1/15/2025	250,000	234,077
2.75%, 1/15/2030 (a)	150,000	121,671
3.04%, 7/16/2029	120,000	100,836
3.20%, 9/17/2029	420,000	352,544
3.36%, 7/12/2027	292,000	265,723
SVB Financial Group 3.13%, 6/5/2030	265,000	214,335
Toronto-Dominion Bank:
1.25%, 12/13/2024 (a)	82,000	75,651
4.11%, 6/8/2027	150,000	141,735
4.46%, 6/8/2032	25,000	22,812
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (a)	300,000	274,923
Series FXD, 1.45%, 1/10/2025 (a)	250,000	231,502
Series GMTN, 3.25%, 3/11/2024	75,000	73,267
Series MTN, 0.70%, 9/10/2024	450,000	414,733
Series MTN, 1.15%, 6/12/2025	188,000	169,290
Series MTN, 1.25%, 9/10/2026	100,000	85,528
Series MTN, 2.00%, 9/10/2031	50,000	37,411
Series MTN, 2.65%, 6/12/2024	100,000	96,039
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	175,000	160,984
Series BKNT, 2.15%, 12/6/2024	50,000	47,066
Series BKNT, 3.30%, 5/15/2026	150,000	139,096
Series BNKT, 3.20%, 4/1/2024	300,000	292,806
Security Description	Principal Amount	Value
Truist Financial Corp.:
4.00%, 5/1/2025	$75,000	$73,061
SOFR + 1.46%, 4.26%, 7/28/2026 (b)	100,000	97,454
Series MTN, 1.13%, 8/3/2027	75,000	61,544
Series MTN, 3.70%, 6/5/2025	257,000	247,912
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027	200,000	174,388
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b)	169,000	138,354
US Bancorp:
1.45%, 5/12/2025	292,000	268,363
5 Year CMT + 0.95%, 2.49%, 11/3/2036 (b)	204,000	154,289
SOFR + 2.11%, 4.97%, 7/22/2033 (b)	45,000	42,214
Series DMTN, 3.00%, 7/30/2029	50,000	43,119
Series MTN, 1.38%, 7/22/2030	54,000	40,670
Series MTN, 3.60%, 9/11/2024	161,000	158,036
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (a) (b)	200,000	176,756
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (b)	200,000	160,144
US Bank NA Series BKNT, 2.05%, 1/21/2025	250,000	235,252
Wachovia Corp. 7.57%, 8/1/2026 (c)	124,000	131,462
Wells Fargo & Co.:
5.38%, 11/2/2043	300,000	261,321
5.61%, 1/15/2044	100,000	89,647
SOFR + 1.51%, 3.53%, 3/24/2028 (b)	119,000	107,997
SOFR + 1.56%, 4.54%, 8/15/2026 (b)	150,000	145,248
SOFR + 1.98%, 4.81%, 7/25/2028 (b)	100,000	95,542
SOFR + 2%, 2.19%, 4/30/2026 (b)	764,000	698,434
SOFR + 2.1%, 4.90%, 7/25/2033 (b)	25,000	22,997
Series GMTN, 4.30%, 7/22/2027	370,000	346,420
Series GMTN, 4.90%, 11/17/2045	100,000	81,748
Series MTN, 3.00%, 2/19/2025	170,000	161,548
Series MTN, 3.55%, 9/29/2025	300,000	285,654
Series MTN, 3.75%, 1/24/2024	49,000	48,263

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.10%, 6/3/2026	$149,000	$141,906
Series MTN, 4.15%, 1/24/2029	150,000	137,994
Series MTN, 4.40%, 6/14/2046	325,000	248,326
Series MTN, 4.65%, 11/4/2044	687,000	545,210
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (b)	450,000	414,360
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027	250,000	227,567
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	400,000	361,808
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (b)	275,000	254,917
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (b)	402,000	375,661
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031	100,000	80,040
Series MTN, SOFR + 1.5%, 3.35%, 3/2/2033 (b)	220,000	178,805
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (b)	200,000	162,470
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (a) (b)	280,000	256,183
Series MTN, SOFR + 4.5%, 5.01%, 4/4/2051 (b)	300,000	257,511
Wells Fargo Bank NA Series BKNT, 6.60%, 1/15/2038	150,000	156,661
Westpac Banking Corp.:
1.02%, 11/18/2024	35,000	32,486
1.95%, 11/20/2028	50,000	41,650
2.15%, 6/3/2031 (a)	200,000	159,670
2.65%, 1/16/2030	20,000	16,941
3.35%, 3/8/2027	220,000	205,469
3.74%, 8/26/2025	400,000	387,688
1 year CMT + 2.68%, 5.41%, 8/10/2033 (b)	50,000	45,042
5 Year CMT + 1.53%, 3.02%, 11/18/2036 (b)	125,000	91,963
5 Year CMT + 2.00%, 4.11%, 7/24/2034	410,000	349,090
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (b)	240,000	177,684
Series GMTN, 5 Year USD ISDA + 2.24%, 4.32%, 11/23/2031	150,000	136,999
Zions Bancorp NA 3.25%, 10/29/2029	40,000	32,827
		84,863,450
Security Description	Principal Amount	Value
BEVERAGES — 2.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	$100,000	$90,154
4.90%, 2/1/2046	200,000	173,338
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	200,000	165,532
4.70%, 2/1/2036	250,000	225,167
4.90%, 2/1/2046	200,000	170,376
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	136,000	121,345
3.75%, 7/15/2042	183,000	139,283
4.00%, 4/13/2028 (a)	140,000	132,976
4.44%, 10/6/2048	100,000	81,048
4.50%, 6/1/2050	200,000	164,450
4.60%, 4/15/2048	264,000	218,843
4.60%, 6/1/2060	50,000	39,740
4.75%, 1/23/2029	255,000	248,791
4.75%, 4/15/2058	100,000	81,404
4.90%, 1/23/2031 (a)	300,000	293,667
4.95%, 1/15/2042	149,000	132,445
5.55%, 1/23/2049	250,000	235,172
5.80%, 1/23/2059	400,000	382,128
8.00%, 11/15/2039	86,000	101,072
8.20%, 1/15/2039	178,000	213,604
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	250,000	205,980
1.65%, 6/1/2030	310,000	247,048
2.13%, 9/6/2029	230,000	194,081
2.25%, 1/5/2032 (a)	319,000	260,023
2.60%, 6/1/2050	196,000	126,071
2.88%, 5/5/2041	50,000	36,828
3.00%, 3/5/2051	65,000	45,423
3.38%, 3/25/2027 (a)	25,000	23,835
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	148,000	108,506
2.75%, 1/22/2030	160,000	137,474
Constellation Brands, Inc.:
2.25%, 8/1/2031	65,000	49,867
4.35%, 5/9/2027	100,000	96,064
4.65%, 11/15/2028	215,000	203,345
4.75%, 5/9/2032	100,000	93,643
Diageo Captial PLC 2.13%, 10/24/2024 (a)	384,000	364,170
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	262,000	179,342
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	185,000	174,398
3.13%, 12/15/2023 (a)	100,000	98,249
3.20%, 5/1/2030	136,000	116,056
4.05%, 4/15/2032	65,000	57,200
4.42%, 5/25/2025	50,000	49,252

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.42%, 12/15/2046	$110,000	$87,741
4.60%, 5/25/2028	40,000	38,577
Molson Coors Beverage Co.:
4.20%, 7/15/2046	212,000	157,777
5.00%, 5/1/2042	160,000	134,923
Molson Coors Brewing Co. 3.00%, 7/15/2026	67,000	61,212
PepsiCo, Inc.:
0.40%, 10/7/2023	100,000	96,158
2.25%, 3/19/2025	319,000	302,125
2.63%, 3/19/2027	150,000	137,484
2.63%, 7/29/2029	50,000	43,518
2.63%, 10/21/2041	100,000	69,789
2.75%, 10/21/2051	175,000	118,109
2.88%, 10/15/2049 (a)	545,000	386,045
3.00%, 10/15/2027 (a)	190,000	175,435
3.50%, 7/17/2025	100,000	97,368
3.60%, 2/18/2028 (a)	100,000	94,610
3.63%, 3/19/2050	100,000	81,531
7.00%, 3/1/2029	50,000	55,906
COR, 3.90%, 7/18/2032	40,000	37,006
COR, 4.20%, 7/18/2052	30,000	26,566
		8,479,270
BIOTECHNOLOGY — 1.3%
Amgen, Inc.:
1.65%, 8/15/2028 (a)	184,000	151,680
1.90%, 2/21/2025	200,000	186,726
2.20%, 2/21/2027 (a)	290,000	258,280
2.45%, 2/21/2030	125,000	103,179
2.80%, 8/15/2041	150,000	102,717
3.00%, 2/22/2029 (a)	330,000	288,951
3.00%, 1/15/2052	227,000	143,298
3.13%, 5/1/2025	253,000	242,852
3.15%, 2/21/2040	213,000	153,596
3.35%, 2/22/2032 (a)	60,000	51,243
3.63%, 5/22/2024	145,000	142,460
4.20%, 3/1/2033	100,000	90,604
4.20%, 2/22/2052	30,000	23,583
4.40%, 2/22/2062	25,000	19,445
4.66%, 6/15/2051	152,000	128,469
4.88%, 3/1/2053	155,000	136,501
Baxalta, Inc. 4.00%, 6/23/2025	412,000	399,512
Biogen, Inc.:
2.25%, 5/1/2030 (a)	175,000	138,327
3.15%, 5/1/2050	200,000	128,810
3.25%, 2/15/2051	300,000	193,461
Bio-Rad Laboratories, Inc. 3.70%, 3/15/2032 (a)	100,000	84,084
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (a)	250,000	206,285
3.50%, 2/1/2025	522,000	504,398
3.65%, 3/1/2026	75,000	71,358
3.70%, 4/1/2024	100,000	98,489
4.15%, 3/1/2047	400,000	316,268
Security Description	Principal Amount	Value
4.50%, 2/1/2045	$264,000	$219,606
5.65%, 12/1/2041	167,000	162,433
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	110,000	83,251
Royalty Pharma PLC:
1.20%, 9/2/2025	85,000	75,215
1.75%, 9/2/2027	100,000	82,492
2.15%, 9/2/2031	75,000	55,359
2.20%, 9/2/2030	20,000	15,287
3.55%, 9/2/2050	80,000	49,989
		5,108,208
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
2.24%, 2/15/2025	230,000	214,866
2.49%, 2/15/2027	84,000	74,544
2.72%, 2/15/2030	125,000	103,171
3.58%, 4/5/2050	255,000	176,233
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029	25,000	20,729
4.00%, 6/15/2025	50,000	48,030
Johnson Controls International PLC:
4.50%, 2/15/2047	50,000	39,877
4.95%, 7/2/2064 (c)	50,000	40,016
6.00%, 1/15/2036	95,000	95,367
Lennox International, Inc.:
1.35%, 8/1/2025	24,000	21,405
3.00%, 11/15/2023	25,000	24,371
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031 (a)	52,000	40,361
3.50%, 12/15/2027 (a)	25,000	23,067
Series CB, 2.50%, 3/15/2030	200,000	160,732
Masco Corp.:
2.00%, 10/1/2030	227,000	170,926
4.50%, 5/15/2047 (a)	95,000	72,920
Mohawk Industries, Inc. 3.63%, 5/15/2030 (a)	150,000	124,946
Owens Corning:
3.40%, 8/15/2026	150,000	138,555
4.20%, 12/1/2024 (a)	25,000	24,572
Vulcan Materials Co.:
4.50%, 6/15/2047	180,000	146,252
4.70%, 3/1/2048	157,000	130,140
		1,891,080
CHEMICALS — 1.4%
Air Products & Chemicals, Inc. 2.80%, 5/15/2050 (a)	100,000	66,684
Albemarle Corp.:
5.05%, 6/1/2032	200,000	185,612
5.45%, 12/1/2044	100,000	89,463

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Celanese US Holdings LLC:
3.50%, 5/8/2024	$200,000	$192,198
6.05%, 3/15/2025	200,000	195,416
6.17%, 7/15/2027	200,000	188,938
6.38%, 7/15/2032	100,000	92,857
CF Industries, Inc.:
4.95%, 6/1/2043	150,000	121,006
5.38%, 3/15/2044	100,000	84,865
Dow Chemical Co.:
4.80%, 11/30/2028	150,000	142,963
5.25%, 11/15/2041	280,000	251,208
DuPont de Nemours, Inc.:
4.73%, 11/15/2028 (a)	25,000	23,846
5.32%, 11/15/2038	291,000	264,822
5.42%, 11/15/2048 (a)	105,000	94,354
Eastman Chemical Co.:
4.65%, 10/15/2044	164,000	129,153
4.80%, 9/1/2042	200,000	163,970
Ecolab, Inc.:
1.65%, 2/1/2027	175,000	153,799
2.70%, 12/15/2051	100,000	63,866
2.75%, 8/18/2055	53,000	32,765
3.95%, 12/1/2047	100,000	82,176
EI du Pont de Nemours & Co. 2.30%, 7/15/2030	100,000	81,751
FMC Corp.:
3.45%, 10/1/2029	115,000	98,661
4.50%, 10/1/2049	100,000	77,031
Huntsman International LLC:
2.95%, 6/15/2031	50,000	37,775
4.50%, 5/1/2029	113,000	99,567
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	100,000	75,850
5.00%, 9/26/2048	200,000	167,566
Linde, Inc. 2.65%, 2/5/2025 (a)	75,000	71,725
LYB International Finance B.V. 5.25%, 7/15/2043 (a)	215,000	183,915
LYB International Finance III LLC:
3.38%, 10/1/2040	180,000	123,865
3.63%, 4/1/2051 (a)	93,000	60,823
3.80%, 10/1/2060	50,000	31,370
Mosaic Co.:
4.88%, 11/15/2041	99,000	80,173
5.45%, 11/15/2033	175,000	164,666
5.63%, 11/15/2043	25,000	22,467
Nutrien, Ltd.:
2.95%, 5/13/2030	400,000	334,856
5.25%, 1/15/2045	115,000	102,488
PPG Industries, Inc.:
1.20%, 3/15/2026	50,000	43,635
2.80%, 8/15/2029	140,000	120,061
RPM International, Inc. 4.55%, 3/1/2029	115,000	104,935
Security Description	Principal Amount	Value
Sherwin-Williams Co.:
2.90%, 3/15/2052	$106,000	$63,728
4.25%, 8/8/2025	35,000	34,175
4.50%, 6/1/2047	150,000	122,278
Westlake Corp.:
0.88%, 8/15/2024	75,000	69,994
3.38%, 8/15/2061	100,000	57,696
4.38%, 11/15/2047	100,000	75,595
5.00%, 8/15/2046 (a)	92,000	76,504
		5,203,111
COMMERCIAL SERVICES — 1.2%
Automatic Data Processing, Inc. 1.70%, 5/15/2028 (a)	119,000	102,006
Block Financial LLC 3.88%, 8/15/2030	91,000	77,662
California Institute of Technology:
3.65%, 9/1/2119	39,000	24,419
4.70%, 11/1/2111	50,000	41,683
Cintas Corp. No. 2:
3.45%, 5/1/2025	100,000	96,575
3.70%, 4/1/2027	25,000	23,697
Cleveland Clinic Foundation 4.86%, 1/1/2114	20,000	16,901
Duke University Series 2020, 2.68%, 10/1/2044	65,000	46,667
Emory University Series 2020, 2.97%, 9/1/2050	100,000	70,043
Equifax, Inc.:
2.35%, 9/15/2031	100,000	75,323
2.60%, 12/1/2024	110,000	104,372
5.10%, 12/15/2027	25,000	24,231
George Washington University Series 2014, 4.30%, 9/15/2044	100,000	85,070
Georgetown University:
Series A, 5.22%, 10/1/2118	33,000	27,880
Series B, 4.32%, 4/1/2049	20,000	16,411
Global Payments, Inc.:
2.65%, 2/15/2025	150,000	140,040
2.90%, 5/15/2030	222,000	177,660
2.90%, 11/15/2031	125,000	95,784
4.15%, 8/15/2049	100,000	69,067
4.95%, 8/15/2027	50,000	47,687
GXO Logistics, Inc.:
1.65%, 7/15/2026	175,000	143,843
2.65%, 7/15/2031	100,000	70,535
Leland Stanford Junior University 3.65%, 5/1/2048	75,000	63,087
Massachusetts Institute of Technology:
3.89%, 7/1/2116	25,000	17,963
4.68%, 7/1/2114	45,000	38,401

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.60%, 7/1/2111	$60,000	$61,093
Moody's Corp.:
2.00%, 8/19/2031 (a)	50,000	38,183
3.10%, 11/29/2061	25,000	15,168
3.25%, 1/15/2028	146,000	132,061
3.75%, 2/25/2052 (a)	50,000	36,947
4.25%, 8/8/2032	75,000	68,259
Northwestern University:
4.64%, 12/1/2044	50,000	47,593
Series 2017, 3.66%, 12/1/2057	50,000	38,946
PayPal Holdings, Inc.:
2.40%, 10/1/2024	246,000	235,014
2.85%, 10/1/2029	120,000	102,772
4.40%, 6/1/2032 (a)	50,000	46,622
5.05%, 6/1/2052	50,000	44,413
5.25%, 6/1/2062	100,000	89,252
President and Fellows of Harvard College:
3.15%, 7/15/2046	50,000	38,443
3.30%, 7/15/2056	100,000	74,458
3.75%, 11/15/2052	25,000	20,858
Quanta Services, Inc. 0.95%, 10/1/2024	75,000	68,620
RELX Capital, Inc.:
4.00%, 3/18/2029	110,000	101,043
4.75%, 5/20/2032	10,000	9,379
S&P Global, Inc.:
2.30%, 8/15/2060	100,000	52,462
2.70%, 3/1/2029 (d)	225,000	194,643
2.90%, 3/1/2032 (d)	200,000	167,098
Triton Container International, Ltd./TAL International Container Corp. 3.25%, 3/15/2032	62,000	45,416
Trustees of Boston University Series CC, 4.06%, 10/1/2048	100,000	82,183
Trustees of Princeton University 5.70%, 3/1/2039	163,000	176,157
United Rentals North America, Inc. 3.88%, 11/15/2027	180,000	161,311
University of Chicago:
Series 20B, 2.76%, 4/1/2045	75,000	56,589
Series C, 2.55%, 4/1/2050	100,000	66,653
University of Miami Series 2022, 4.06%, 4/1/2052	50,000	40,520
University of Southern California:
2.81%, 10/1/2050	50,000	34,411
3.03%, 10/1/2039	75,000	57,663
5.25%, 10/1/2111 (a)	85,000	80,243
Verisk Analytics, Inc.:
4.13%, 3/15/2029	100,000	91,075
Security Description	Principal Amount	Value
5.50%, 6/15/2045	$50,000	$47,006
Washington University Series 2022, 3.52%, 4/15/2054	80,000	62,692
William Marsh Rice University 3.57%, 5/15/2045	50,000	41,676
Yale University Series 2020, 0.87%, 4/15/2025	75,000	68,626
		4,492,555
COMPUTERS — 2.6%
Apple, Inc.:
0.55%, 8/20/2025	200,000	179,090
0.70%, 2/8/2026 (a)	100,000	88,075
1.20%, 2/8/2028	325,000	272,077
1.65%, 5/11/2030 (a)	300,000	241,032
1.70%, 8/5/2031	200,000	156,830
2.05%, 9/11/2026 (a)	100,000	90,959
2.38%, 2/8/2041	285,000	197,764
2.45%, 8/4/2026	656,000	606,164
2.55%, 8/20/2060	75,000	45,096
2.65%, 2/8/2051	150,000	98,427
2.70%, 8/5/2051	100,000	65,909
2.80%, 2/8/2061	200,000	125,334
2.85%, 5/11/2024	25,000	24,390
2.85%, 8/5/2061	200,000	126,266
2.90%, 9/12/2027	171,000	157,778
2.95%, 9/11/2049	200,000	141,170
3.00%, 2/9/2024	129,000	126,643
3.00%, 11/13/2027 (a)	250,000	231,282
3.20%, 5/13/2025	142,000	137,594
3.20%, 5/11/2027	293,000	276,258
3.25%, 8/8/2029	100,000	91,414
3.35%, 2/9/2027	315,000	300,853
3.35%, 8/8/2032 (a)	100,000	88,976
3.75%, 9/12/2047	150,000	121,805
3.75%, 11/13/2047	168,000	136,828
3.85%, 5/4/2043	350,000	294,532
3.95%, 8/8/2052	105,000	87,542
4.10%, 8/8/2062	50,000	40,994
4.45%, 5/6/2044	300,000	275,388
4.65%, 2/23/2046	150,000	139,825
CGI, Inc. 2.30%, 9/14/2031	100,000	74,334
Dell International LLC/EMC Corp.:
3.45%, 12/15/2051 (d)	150,000	85,670
5.30%, 10/1/2029	100,000	93,166
5.85%, 7/15/2025	125,000	125,989
6.02%, 6/15/2026	303,000	304,212
6.20%, 7/15/2030	58,000	56,457
8.10%, 7/15/2036	204,000	216,391
8.35%, 7/15/2046	278,000	301,024
Fortinet, Inc. 2.20%, 3/15/2031	112,000	84,694

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Genpact Luxembourg Sarl 3.38%, 12/1/2024	$100,000	$95,843
Hewlett Packard Enterprise Co. 6.20%, 10/15/2035	112,000	109,752
HP, Inc.:
2.20%, 6/17/2025	225,000	208,375
2.65%, 6/17/2031	221,000	162,636
4.75%, 1/15/2028	150,000	140,941
5.50%, 1/15/2033	90,000	79,822
6.00%, 9/15/2041	150,000	130,403
International Business Machines Corp.:
1.95%, 5/15/2030	100,000	79,403
2.95%, 5/15/2050	50,000	31,400
3.00%, 5/15/2024	301,000	292,936
3.50%, 5/15/2029	401,000	362,396
3.63%, 2/12/2024	468,000	461,209
4.25%, 5/15/2049 (a)	260,000	205,509
4.40%, 7/27/2032	100,000	92,242
5.88%, 11/29/2032 (a)	20,000	20,538
7.00%, 10/30/2025	92,000	97,515
COR, 4.90%, 7/27/2052	100,000	87,647
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	25,000	20,095
2.70%, 10/15/2028	100,000	73,556
3.15%, 10/15/2031	100,000	66,133
4.10%, 10/15/2041	50,000	28,669
Leidos, Inc.:
2.30%, 2/15/2031	100,000	73,698
4.38%, 5/15/2030	50,000	43,747
NetApp, Inc.:
1.88%, 6/22/2025	200,000	182,584
2.70%, 6/22/2030	150,000	121,812
Western Digital Corp.:
2.85%, 2/1/2029	200,000	155,446
4.75%, 2/15/2026	104,000	96,298
		9,828,837
CONSTRUCTION MATERIALS — 0.0% (e)
Johnson Controls International PLC / Tyco Fire & Security Finance SCA COR, 4.90%, 12/1/2032	60,000	56,780
COSMETICS/PERSONAL CARE — 0.6%
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024	20,000	19,042
2.38%, 12/1/2029	100,000	84,465
4.15%, 3/15/2047	230,000	192,243
GSK Consumer Healthcare Capital US LLC:
3.02%, 3/24/2024 (d)	50,000	48,417
3.38%, 3/24/2027 (d)	250,000	227,182
3.63%, 3/24/2032 (d)	250,000	211,760
Procter & Gamble Co.:
1.90%, 2/1/2027 (a)	100,000	90,441
2.70%, 2/2/2026	100,000	95,094
Security Description	Principal Amount	Value
2.85%, 8/11/2027	$240,000	$221,731
3.00%, 3/25/2030	261,000	233,671
Unilever Capital Corp.:
1.75%, 8/12/2031	130,000	100,120
2.13%, 9/6/2029	131,000	108,913
2.60%, 5/5/2024	150,000	145,435
3.50%, 3/22/2028 (a)	100,000	93,678
5.90%, 11/15/2032	153,000	161,975
Series 30Y, 2.63%, 8/12/2051 (a)	150,000	96,821
		2,130,988
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	179,000	167,580
DIVERSIFIED FINANCIAL SERVICES — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	188,000	171,693
1.75%, 1/30/2026	100,000	85,518
2.45%, 10/29/2026	175,000	147,954
3.30%, 1/30/2032	44,000	33,189
3.50%, 1/15/2025	100,000	94,222
3.65%, 7/21/2027	80,000	69,797
3.85%, 10/29/2041	250,000	166,605
3.88%, 1/23/2028	450,000	389,754
4.45%, 4/3/2026	100,000	93,405
4.63%, 10/15/2027	180,000	162,520
6.50%, 7/15/2025	400,000	399,696
Series 3NC1, 1.75%, 10/29/2024	100,000	90,909
Air Lease Corp.:
0.80%, 8/18/2024	200,000	182,466
2.10%, 9/1/2028	200,000	155,896
2.88%, 1/15/2032	236,000	177,909
3.25%, 10/1/2029	100,000	81,212
Series MTN, 3.00%, 2/1/2030	129,000	102,163
Ally Financial, Inc.:
1.45%, 10/2/2023	50,000	48,243
4.63%, 3/30/2025	25,000	24,479
8.00%, 11/1/2031	250,000	263,344
American Express Co.:
2.25%, 3/4/2025	180,000	168,894
2.55%, 3/4/2027	135,000	120,544
3.00%, 10/30/2024	145,000	139,744
3.95%, 8/1/2025	500,000	484,540
SOFR + 1.76%, 4.42%, 8/3/2033 (b)	175,000	159,273
SOFR + 2.26%, 4.99%, 5/26/2033 (b)	105,000	98,223
Ameriprise Financial, Inc.:
3.00%, 4/2/2025	75,000	71,665
4.50%, 5/13/2032	135,000	127,055

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
BlackRock, Inc.:
2.40%, 4/30/2030	$26,000	$21,506
3.25%, 4/30/2029 (a)	306,000	274,926
3.50%, 3/18/2024	99,000	97,497
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	21,421
Brookfield Finance I UK PLC 2.34%, 1/30/2032	70,000	52,445
Brookfield Finance, Inc.:
3.50%, 3/30/2051	90,000	56,756
3.90%, 1/25/2028 (a)	70,000	63,228
4.00%, 4/1/2024	285,000	280,671
4.35%, 4/15/2030	145,000	129,070
4.85%, 3/29/2029	36,000	33,677
Capital One Financial Corp.:
3.20%, 2/5/2025	50,000	47,439
3.65%, 5/11/2027	54,000	49,543
3.75%, 3/9/2027	149,000	137,326
3.80%, 1/31/2028	150,000	135,514
3.90%, 1/29/2024	75,000	73,915
4.20%, 10/29/2025	141,000	135,289
4.25%, 4/30/2025	100,000	97,297
SOFR + 0.69%, 1.34%, 12/6/2024 (b)	200,000	190,068
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	179,000	152,433
SOFR + 1.79%, 3.27%, 3/1/2030 (b)	294,000	246,634
SOFR + 2.16%, 4.99%, 7/24/2026 (b)	100,000	97,881
SOFR + 2.37%, 5.27%, 5/10/2033 (b)	100,000	92,754
Cboe Global Markets, Inc. 3.00%, 3/16/2032	100,000	82,669
Charles Schwab Corp 3.75%, 4/1/2024	20,000	19,732
Charles Schwab Corp.:
0.75%, 3/18/2024	75,000	70,957
0.90%, 3/11/2026	50,000	43,476
1.65%, 3/11/2031	180,000	135,803
1.95%, 12/1/2031	50,000	38,130
2.45%, 3/3/2027	200,000	179,932
3.25%, 5/22/2029	115,000	103,637
3.45%, 2/13/2026	25,000	24,062
3.55%, 2/1/2024	25,000	24,617
CI Financial Corp. 4.10%, 6/15/2051 (a)	100,000	59,552
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	25,000	23,418
CME Group, Inc.:
2.65%, 3/15/2032	70,000	57,536
3.00%, 3/15/2025	55,000	52,712
5.30%, 9/15/2043	76,000	75,343
Security Description	Principal Amount	Value
Credit Suisse USA, Inc. 7.13%, 7/15/2032	$50,000	$50,084
Discover Financial Services 4.10%, 2/9/2027	200,000	183,400
Eaton Vance Corp. 3.50%, 4/6/2027	125,000	115,745
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	50,000	39,875
3.00%, 6/15/2050	250,000	163,182
3.00%, 9/15/2060	100,000	59,221
3.65%, 5/23/2025	100,000	96,741
3.75%, 9/21/2028 (a)	300,000	276,534
4.25%, 9/21/2048	408,000	330,933
5.20%, 6/15/2062	100,000	89,688
Invesco Finance PLC:
4.00%, 1/30/2024	135,000	132,967
5.38%, 11/30/2043	40,000	35,901
Jefferies Group LLC 6.25%, 1/15/2036	200,000	187,028
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	42,742
4.85%, 1/15/2027	229,000	218,771
Lazard Group LLC 4.38%, 3/11/2029	51,000	46,873
Mastercard, Inc.:
2.00%, 3/3/2025	25,000	23,553
3.35%, 3/26/2030	100,000	90,462
3.50%, 2/26/2028	133,000	124,258
3.80%, 11/21/2046	150,000	122,856
3.85%, 3/26/2050	106,000	85,412
3.95%, 2/26/2048	199,000	163,530
Morgan Stanley Domestic Holdings, Inc.:
3.80%, 8/24/2027	75,000	69,550
4.50%, 6/20/2028	135,000	128,088
Nasdaq, Inc. 3.95%, 3/7/2052	100,000	74,238
Nomura Holdings, Inc.:
1.65%, 7/14/2026	175,000	149,686
1.85%, 7/16/2025	254,000	229,238
2.33%, 1/22/2027	58,000	49,820
2.61%, 7/14/2031	286,000	212,178
2.65%, 1/16/2025	25,000	23,383
5.39%, 7/6/2027 (a)	125,000	121,109
ORIX Corp. 4.00%, 4/13/2032	150,000	131,076
Raymond James Financial, Inc. 4.95%, 7/15/2046	35,000	30,821
Synchrony Financial:
2.88%, 10/28/2031 (a)	100,000	71,042
3.95%, 12/1/2027	200,000	174,316
4.50%, 7/23/2025	175,000	166,876
4.88%, 6/13/2025	122,000	117,839
5.15%, 3/19/2029	165,000	150,137

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Visa, Inc.:
0.75%, 8/15/2027	$175,000	$146,876
1.90%, 4/15/2027 (a)	185,000	164,385
2.00%, 8/15/2050	204,000	116,309
3.15%, 12/14/2025	208,000	198,844
3.65%, 9/15/2047	50,000	39,320
4.30%, 12/14/2045	345,000	301,019
Western Union Co.:
2.85%, 1/10/2025	50,000	47,335
6.20%, 11/17/2036 (a)	200,000	188,364
		13,571,383
ELECTRIC — 7.5%
AEP Texas, Inc.:
3.80%, 10/1/2047	95,000	68,168
3.95%, 6/1/2028	100,000	92,191
4.70%, 5/15/2032	100,000	91,523
AEP Transmission Co. LLC:
3.15%, 9/15/2049	66,000	44,564
3.80%, 6/15/2049	191,000	143,668
4.00%, 12/1/2046	100,000	78,465
Series M, 3.65%, 4/1/2050	150,000	110,754
Alabama Power Co.:
3.45%, 10/1/2049	50,000	35,420
3.75%, 9/1/2027	100,000	94,497
3.75%, 3/1/2045	33,000	24,875
3.94%, 9/1/2032	25,000	22,534
4.30%, 1/2/2046	50,000	41,023
Series A, 4.30%, 7/15/2048	115,000	95,015
Series B, 3.70%, 12/1/2047	100,000	75,009
Ameren Corp. 2.50%, 9/15/2024	210,000	199,384
Ameren Illinois Co.:
3.85%, 9/1/2032	50,000	45,100
4.15%, 3/15/2046	160,000	131,722
Appalachian Power Co.:
4.50%, 8/1/2032	45,000	40,512
7.00%, 4/1/2038	100,000	107,223
Series Z, 3.70%, 5/1/2050	50,000	35,717
Arizona Public Service Co.:
2.20%, 12/15/2031	30,000	22,534
3.15%, 5/15/2025 (a)	80,000	75,965
3.75%, 5/15/2046	30,000	21,630
4.35%, 11/15/2045	25,000	19,277
4.50%, 4/1/2042	135,000	109,115
5.05%, 9/1/2041	25,000	21,533
Atlantic City Electric Co. 4.00%, 10/15/2028	230,000	214,339
Avangrid, Inc. 3.20%, 4/15/2025	91,000	86,060
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	100,000	65,060
4.25%, 9/15/2048	69,000	57,614
4.55%, 6/1/2052	200,000	172,308
Security Description	Principal Amount	Value
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	$200,000	$123,830
3.80%, 7/15/2048	100,000	74,889
4.05%, 4/15/2025	46,000	45,255
4.45%, 1/15/2049	50,000	41,852
4.50%, 2/1/2045	100,000	83,377
4.60%, 5/1/2053 (d)	50,000	42,408
6.13%, 4/1/2036	354,000	359,066
Black Hills Corp.:
2.50%, 6/15/2030	92,000	72,552
4.35%, 5/1/2033	130,000	114,837
CenterPoint Energy Houston Electric LLC:
4.45%, 10/1/2032	100,000	95,019
Series AC, 4.25%, 2/1/2049	68,000	57,043
Series AF, 3.35%, 4/1/2051	25,000	17,958
CenterPoint Energy, Inc.:
2.50%, 9/1/2024	100,000	95,157
3.70%, 9/1/2049	150,000	107,560
CMS Energy Corp. 5 Year CMT + 4.12%, 4.75%, 6/1/2050 (b)	125,000	107,977
Commonwealth Edison Co.:
2.20%, 3/1/2030	100,000	82,373
3.00%, 3/1/2050	150,000	100,699
3.70%, 8/15/2028 (a)	437,000	405,055
Series 123, 3.75%, 8/15/2047	100,000	77,320
Series 127, 3.20%, 11/15/2049	60,000	41,294
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	100,000	79,565
3.60%, 6/15/2061	150,000	102,991
3.70%, 11/15/2059	98,000	68,290
4.50%, 12/1/2045	175,000	143,673
5.70%, 6/15/2040	320,000	310,522
Series 08-B, 6.75%, 4/1/2038	35,000	36,964
Series 09-C, 5.50%, 12/1/2039	125,000	117,209
Series 20B, 3.95%, 4/1/2050	436,000	336,692
Series C, 4.30%, 12/1/2056	35,000	26,775
Constellation Energy Generation LLC:
5.75%, 10/1/2041	79,000	72,352
6.25%, 10/1/2039	232,000	226,156
Consumers Energy Co.:
3.10%, 8/15/2050	25,000	16,889
3.80%, 11/15/2028 (a)	105,000	98,280
4.05%, 5/15/2048	65,000	52,978
4.20%, 9/1/2052	100,000	83,121
4.35%, 4/15/2049	50,000	42,565

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Dominion Energy South Carolina, Inc.:
5.10%, 6/1/2065	$100,000	$92,272
Series A, 2.30%, 12/1/2031	100,000	79,239
Dominion Energy, Inc.:
3.07%, 8/15/2024 (c)	100,000	95,882
4.25%, 6/1/2028	50,000	46,870
4.70%, 12/1/2044	115,000	96,775
Series B, 3.30%, 4/15/2041	65,000	47,157
Series B, 5.95%, 6/15/2035	149,000	146,792
Series C, 2.25%, 8/15/2031 (a)	190,000	148,164
Series C, 3.38%, 4/1/2030	190,000	163,736
Series C, 4.05%, 9/15/2042	76,000	59,592
DTE Electric Co.:
3.75%, 8/15/2047	105,000	81,660
Series A, 1.90%, 4/1/2028	38,000	32,343
Series B, 3.65%, 3/1/2052	25,000	18,915
DTE Energy Co.:
2.95%, 3/1/2030	25,000	20,971
4.22%, 11/1/2024 (c)	200,000	195,940
Series C, 3.40%, 6/15/2029	135,000	118,114
Duke Energy Carolinas LLC:
2.45%, 2/1/2030 (a)	400,000	334,556
2.55%, 4/15/2031	25,000	20,496
2.85%, 3/15/2032	20,000	16,554
3.88%, 3/15/2046	149,000	115,894
3.95%, 3/15/2048	163,000	127,800
6.00%, 1/15/2038	56,000	57,537
6.05%, 4/15/2038	243,000	249,955
Duke Energy Corp.:
2.55%, 6/15/2031	50,000	39,149
3.40%, 6/15/2029	125,000	110,066
3.50%, 6/15/2051	112,000	75,541
3.75%, 9/1/2046	175,000	124,015
4.20%, 6/15/2049	50,000	38,357
4.50%, 8/15/2032	70,000	63,312
5 Year CMT + 2.32%, 3.25%, 1/15/2082 (b)	125,000	91,994
Duke Energy Florida LLC:
2.40%, 12/15/2031	40,000	31,760
2.50%, 12/1/2029	75,000	63,379
4.20%, 7/15/2048	40,000	32,870
6.35%, 9/15/2037	50,000	51,988
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	110,224	99,700
Duke Energy Indiana LLC:
2.75%, 4/1/2050	50,000	31,156
Series YYY, 3.25%, 10/1/2049	85,000	58,044
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	200,000	159,778
3.65%, 2/1/2029	60,000	54,961
3.70%, 6/15/2046	100,000	74,712
Security Description	Principal Amount	Value
4.30%, 2/1/2049	$32,000	$25,674
Duke Energy Progress LLC:
3.70%, 9/1/2028 (a)	55,000	51,133
3.70%, 10/15/2046	368,000	277,711
4.20%, 8/15/2045	140,000	113,396
Edison International:
4.13%, 3/15/2028	101,000	90,079
4.70%, 8/15/2025	25,000	24,237
5.75%, 6/15/2027	50,000	49,018
El Paso Electric Co. 5.00%, 12/1/2044	50,000	43,754
Emera US Finance L.P. 4.75%, 6/15/2046	146,000	114,794
Enel Americas SA 4.00%, 10/25/2026 (a)	133,000	125,278
Enel Chile SA 4.88%, 6/12/2028	188,000	174,479
Enel Generacion Chile SA 4.25%, 4/15/2024 (a)	97,000	93,749
Entergy Arkansas LLC 2.65%, 6/15/2051	181,000	109,509
Entergy Corp.:
0.90%, 9/15/2025	25,000	22,014
2.40%, 6/15/2031	150,000	114,681
2.80%, 6/15/2030	50,000	40,453
Entergy Louisiana LLC:
0.62%, 11/17/2023	30,000	28,709
0.95%, 10/1/2024	140,000	129,769
1.60%, 12/15/2030	50,000	37,612
2.35%, 6/15/2032	100,000	77,555
2.90%, 3/15/2051	155,000	98,459
3.12%, 9/1/2027	87,000	78,959
3.25%, 4/1/2028	100,000	89,489
4.95%, 1/15/2045	85,000	75,992
Entergy Mississippi LLC:
3.50%, 6/1/2051	30,000	21,639
3.85%, 6/1/2049	155,000	116,444
Entergy Texas, Inc.:
4.00%, 3/30/2029	25,000	23,150
4.50%, 3/30/2039	63,000	53,850
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	17,114
3.45%, 4/15/2050	100,000	71,001
4.25%, 12/1/2045	25,000	20,167
Evergy, Inc.:
2.45%, 9/15/2024	176,000	166,667
2.90%, 9/15/2029	240,000	198,468
Eversource Energy:
3.45%, 1/15/2050	105,000	73,057
4.60%, 7/1/2027	70,000	67,683
Series H, 3.15%, 1/15/2025	52,000	49,730
Series M, 3.30%, 1/15/2028 (a)	235,000	212,670
Series U, 1.40%, 8/15/2026	100,000	86,475
Exelon Corp.:
3.95%, 6/15/2025	90,000	86,916

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 4/15/2030	$100,000	$90,633
Florida Power & Light Co.:
2.85%, 4/1/2025	250,000	239,165
2.88%, 12/4/2051	117,000	77,139
3.70%, 12/1/2047	160,000	124,416
3.95%, 3/1/2048	121,000	97,227
4.05%, 6/1/2042	150,000	124,993
4.05%, 10/1/2044	129,000	105,639
5.25%, 2/1/2041	78,000	75,670
5.69%, 3/1/2040 (a)	25,000	25,130
5.95%, 2/1/2038	25,000	25,728
5.96%, 4/1/2039	25,000	25,957
Georgia Power Co.:
4.30%, 3/15/2042	100,000	79,838
4.30%, 3/15/2043	157,000	124,620
4.70%, 5/15/2032	150,000	140,748
5.13%, 5/15/2052	50,000	45,176
Series B, 3.70%, 1/30/2050	79,000	57,127
Iberdrola International B.V. 6.75%, 7/15/2036 (a)	75,000	78,404
Idaho Power Co. Series K, 4.20%, 3/1/2048	25,000	20,374
Indiana Michigan Power Co. 3.25%, 5/1/2051	80,000	54,144
Interstate Power & Light Co. 3.25%, 12/1/2024 (a)	50,000	48,316
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	75,000	65,251
Kentucky Utilities Co. 5.13%, 11/1/2040	150,000	137,818
MidAmerican Energy Co.:
3.15%, 4/15/2050	25,000	17,077
3.65%, 4/15/2029	100,000	92,576
3.95%, 8/1/2047	100,000	78,914
4.25%, 7/15/2049	125,000	103,641
4.80%, 9/15/2043	112,000	99,662
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	50,000	47,190
2.85%, 1/27/2025	90,000	86,098
2.95%, 2/7/2024	100,000	97,650
3.40%, 11/15/2023	106,000	104,477
3.45%, 6/15/2025	100,000	96,269
3.90%, 11/1/2028	97,000	89,921
Series D, 1.00%, 10/18/2024	30,000	27,751
Nevada Power Co. Series CC, 3.70%, 5/1/2029	115,000	104,974
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	115,000	95,350
2.25%, 6/1/2030	75,000	59,818
2.75%, 11/1/2029	75,000	63,085
2.94%, 3/21/2024	40,000	38,879
3.50%, 4/1/2029	50,000	44,478
4.26%, 9/1/2024	75,000	73,906
4.45%, 6/20/2025	60,000	59,008
Security Description	Principal Amount	Value
4.63%, 7/15/2027	$150,000	$145,072
5.00%, 7/15/2032	230,000	219,855
5 Year CMT + 2.55%, 3.80%, 3/15/2082 (b)	200,000	157,418
Northern States Power Co.:
2.60%, 6/1/2051	50,000	30,936
2.90%, 3/1/2050	34,000	22,684
3.60%, 5/15/2046	50,000	38,658
4.50%, 6/1/2052	135,000	118,049
NSTAR Electric Co.:
3.10%, 6/1/2051	30,000	19,953
COR, 4.95%, 9/15/2052	145,000	135,243
Oglethorpe Power Corp.:
4.50%, 4/1/2047 (d)	195,000	152,781
5.05%, 10/1/2048	40,000	33,425
Ohio Power Co.:
4.00%, 6/1/2049	100,000	77,050
Series P, 2.60%, 4/1/2030	47,000	38,845
Series R, 2.90%, 10/1/2051	50,000	31,444
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	20,000	17,383
3.85%, 8/15/2047	30,000	22,831
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	100,000	88,426
2.75%, 6/1/2024	35,000	33,849
2.75%, 5/15/2030	40,000	34,200
3.75%, 4/1/2045	93,000	72,668
4.60%, 6/1/2052 (d)	100,000	88,949
COR, 4.55%, 9/15/2032 (d)	35,000	33,698
COR, 4.95%, 9/15/2052 (d)	15,000	14,148
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	165,000	120,133
3.00%, 6/15/2028	150,000	123,678
3.30%, 8/1/2040	124,000	79,624
3.45%, 7/1/2025	339,000	316,097
3.50%, 8/1/2050	160,000	97,510
3.75%, 2/15/2024	30,000	29,139
3.95%, 12/1/2047	50,000	32,079
4.20%, 3/1/2029	70,000	59,603
4.25%, 3/15/2046	30,000	20,169
4.40%, 3/1/2032	50,000	41,173
4.50%, 7/1/2040	180,000	131,071
4.55%, 7/1/2030	188,000	161,092
4.65%, 8/1/2028	150,000	131,374
4.75%, 2/15/2044	160,000	115,168
4.95%, 6/8/2025	50,000	48,583
4.95%, 7/1/2050	417,000	306,641
5.25%, 3/1/2052	50,000	38,352
5.45%, 6/15/2027	100,000	94,370
5.90%, 6/15/2032	100,000	91,263
PacifiCorp:
2.90%, 6/15/2052	25,000	15,965
4.15%, 2/15/2050	275,000	221,017
5.75%, 4/1/2037	63,000	60,961

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 1/15/2039	$285,000	$284,202
6.35%, 7/15/2038	85,000	88,358
PECO Energy Co.:
2.80%, 6/15/2050	185,000	119,218
2.85%, 9/15/2051 (a)	30,000	19,366
3.70%, 9/15/2047	30,000	23,008
4.38%, 8/15/2052	115,000	98,032
4.60%, 5/15/2052	105,000	92,461
PG&E Wildfire Recovery Funding LLC:
COR, 4.02%, 6/1/2033	130,000	124,290
COR, 5.08%, 6/1/2043	200,000	188,472
COR, 5.10%, 6/1/2054	100,000	96,166
COR, 5.21%, 12/1/2049	30,000	28,576
Series A-5, 4.67%, 12/1/2053	80,000	70,434
PPL Capital Funding, Inc. 3.10%, 5/15/2026	382,000	350,920
PPL Electric Utilities Corp. 4.15%, 6/15/2048	30,000	24,720
Progress Energy, Inc.:
7.00%, 10/30/2031	200,000	213,112
7.75%, 3/1/2031	260,000	287,669
Public Service Co. of Colorado:
4.05%, 9/15/2049	94,000	75,809
Series 35, 1.90%, 1/15/2031	50,000	39,730
Series 36, 2.70%, 1/15/2051 (a)	25,000	15,960
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	86,000	64,776
Series V, 2.20%, 6/15/2031	60,000	48,028
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	125,000	67,741
Series MTN, 2.45%, 1/15/2030	87,000	73,508
Series MTN, 3.15%, 1/1/2050	30,000	20,691
Series MTN, 3.20%, 5/15/2029 (a)	54,000	48,576
Series MTN, 3.80%, 3/1/2046	75,000	58,894
Series MTN, 3.85%, 5/1/2049	60,000	46,970
Series MTN, 3.95%, 5/1/2042	40,000	32,785
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	140,000	123,144
0.84%, 11/8/2023	25,000	23,889
Puget Energy, Inc. 4.10%, 6/15/2030	65,000	57,270
Puget Sound Energy, Inc.:
4.30%, 5/20/2045	100,000	81,582
Security Description	Principal Amount	Value
5.64%, 4/15/2041	$20,000	$19,263
San Diego Gas & Electric Co.:
3.70%, 3/15/2052	100,000	75,652
Series XXX, 3.00%, 3/15/2032	100,000	83,095
Sempra Energy:
3.25%, 6/15/2027	70,000	63,831
3.40%, 2/1/2028	151,000	136,682
4.00%, 2/1/2048	75,000	56,071
5 Year CMT + 2.87%, 4.13%, 4/1/2052 (b)	149,000	118,574
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	79,146
2.85%, 8/1/2029 (a)	120,000	100,592
4.00%, 4/1/2047	234,000	171,028
4.65%, 10/1/2043	87,000	71,459
6.00%, 1/15/2034	250,000	247,657
6.05%, 3/15/2039	100,000	96,505
Series 13-A, 3.90%, 3/15/2043	122,000	89,589
Series 20A, 2.95%, 2/1/2051	100,000	60,965
Series A, 4.20%, 3/1/2029	75,000	69,355
Series B, 4.88%, 3/1/2049	60,000	50,082
Series C, 3.50%, 10/1/2023	60,000	59,156
Series C, 3.60%, 2/1/2045	35,000	23,543
Series C, 4.13%, 3/1/2048	118,000	87,679
Series E, 3.70%, 8/1/2025	205,000	197,157
Series G, 2.50%, 6/1/2031	50,000	39,493
Southern Co.:
4.40%, 7/1/2046	118,000	92,757
5.11%, 8/1/2027	100,000	97,251
Series 21-A, 5 Year CMT + 2.92%, 3.75%, 9/15/2051 (b)	90,000	73,805
Series A, 3.70%, 4/30/2030	200,000	176,422
Southern Power Co.:
0.90%, 1/15/2026	65,000	56,428
4.15%, 12/1/2025	100,000	96,700
5.25%, 7/15/2043	41,000	35,469
Series F, 4.95%, 12/15/2046	61,000	51,187
Southwestern Electric Power Co.:
3.25%, 11/1/2051	50,000	32,005
Series L, 3.85%, 2/1/2048	150,000	108,069
Southwestern Public Service Co.:
3.70%, 8/15/2047	160,000	118,877
3.75%, 6/15/2049	95,000	71,887
Series 8, 3.15%, 5/1/2050	32,000	22,037
Tampa Electric Co.:
2.40%, 3/15/2031	111,000	89,982
3.45%, 3/15/2051	25,000	17,527
Tucson Electric Power Co.:
3.25%, 5/15/2032	65,000	54,240
4.00%, 6/15/2050	110,000	84,015

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Union Electric Co.:
2.15%, 3/15/2032	$200,000	$154,842
2.95%, 3/15/2030	38,000	32,885
3.65%, 4/15/2045	60,000	45,239
3.90%, 4/1/2052 (a)	30,000	23,594
4.00%, 4/1/2048	80,000	63,618
Virginia Electric & Power Co.:
3.30%, 12/1/2049	50,000	35,358
4.45%, 2/15/2044	150,000	126,336
Series A, 2.88%, 7/15/2029	160,000	138,816
Series A, 3.10%, 5/15/2025	20,000	19,120
Series A, 3.15%, 1/15/2026	100,000	94,263
Series A, 6.00%, 5/15/2037	20,000	20,115
Series B, 3.80%, 9/15/2047	150,000	114,976
Series B, 4.20%, 5/15/2045	100,000	79,715
Series C, 4.00%, 11/15/2046	130,000	103,246
Series C, 4.63%, 5/15/2052	100,000	86,075
WEC Energy Group, Inc. 2.20%, 12/15/2028	50,000	41,359
Wisconsin Electric Power Co. COR, 4.75%, 9/30/2032	70,000	67,499
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	27,000	24,826
3.65%, 4/1/2050	25,000	18,321
3.95%, 9/1/2032	150,000	135,258
Xcel Energy, Inc.:
1.75%, 3/15/2027	285,000	246,553
3.30%, 6/1/2025	86,000	82,087
		28,647,426
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (e)
Emerson Electric Co.:
1.95%, 10/15/2030	61,000	48,594
2.75%, 10/15/2050	23,000	14,842
2.80%, 12/21/2051	100,000	64,750
		128,186
ELECTRONICS — 0.5%
Agilent Technologies, Inc. 2.30%, 3/12/2031	50,000	39,162
Allegion PLC 3.50%, 10/1/2029	32,000	27,092
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	100,000	92,969
Amphenol Corp.:
2.20%, 9/15/2031	51,000	39,533
2.80%, 2/15/2030	83,000	69,770
4.35%, 6/1/2029	100,000	94,389
Arrow Electronics, Inc. 2.95%, 2/15/2032	100,000	76,255
Avnet, Inc. 4.63%, 4/15/2026	49,000	47,168
Flex, Ltd.:
3.75%, 2/1/2026	107,000	99,397
4.75%, 6/15/2025	116,000	113,297
4.88%, 5/12/2030	50,000	44,988
Security Description	Principal Amount	Value
Honeywell International, Inc.:
1.10%, 3/1/2027	$150,000	$129,223
1.75%, 9/1/2031 (a)	110,000	85,897
1.95%, 6/1/2030	125,000	102,389
2.30%, 8/15/2024	50,000	48,006
3.81%, 11/21/2047	25,000	20,625
Hubbell, Inc. 3.15%, 8/15/2027	48,000	43,503
Jabil, Inc. 4.25%, 5/15/2027	96,000	89,548
Legrand France SA 8.50%, 2/15/2025 (a)	150,000	162,270
TD SYNNEX Corp.:
1.75%, 8/9/2026	70,000	59,510
COR, 1.25%, 8/9/2024	25,000	23,101
COR, 2.38%, 8/9/2028	50,000	40,267
COR, 2.65%, 8/9/2031	164,000	122,764
Vontier Corp.:
1.80%, 4/1/2026	215,000	182,741
2.40%, 4/1/2028	100,000	77,990
2.95%, 4/1/2031	75,000	53,914
		1,985,768
ENTERTAINMENT — 0.4%
Warnermedia Holdings, Inc.:
3.43%, 3/15/2024 (d)	100,000	96,721
3.64%, 3/15/2025 (d)	140,000	132,591
3.76%, 3/15/2027 (d)	310,000	278,234
4.05%, 3/15/2029 (d)	200,000	172,986
4.28%, 3/15/2032 (d)	345,000	284,059
5.05%, 3/15/2042 (d)	315,000	235,774
5.14%, 3/15/2052 (d)	440,000	319,731
5.39%, 3/15/2062 (d)	197,000	142,802
		1,662,898
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
2.50%, 8/15/2024	176,000	168,191
3.38%, 11/15/2027	200,000	183,096
Waste Connections, Inc.:
3.50%, 5/1/2029	115,000	103,306
4.20%, 1/15/2033	105,000	95,147
Waste Management, Inc.:
1.50%, 3/15/2031	30,000	22,768
2.95%, 6/1/2041	35,000	25,128
4.15%, 4/15/2032	150,000	138,876
		736,512
FOOD — 1.1%
Campbell Soup Co.:
3.95%, 3/15/2025	50,000	48,619
4.15%, 3/15/2028	232,000	217,500
Conagra Brands, Inc.:
4.30%, 5/1/2024	206,000	202,813
4.60%, 11/1/2025	100,000	97,782
5.40%, 11/1/2048	50,000	43,662

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 10/1/2028	$71,000	$73,397
General Mills, Inc.:
3.65%, 2/15/2024	60,000	59,222
4.00%, 4/17/2025	200,000	195,288
4.20%, 4/17/2028 (a)	150,000	143,140
Hershey Co. 1.70%, 6/1/2030	20,000	15,787
Hormel Foods Corp.:
0.65%, 6/3/2024 (a)	35,000	32,797
3.05%, 6/3/2051	95,000	65,596
Ingredion, Inc. 2.90%, 6/1/2030	120,000	99,030
J M Smucker Co. 2.13%, 3/15/2032 (a)	25,000	18,823
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 5.13%, 2/1/2028 (d)	250,000	233,475
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 6.50%, 12/1/2052 (d)	135,000	119,761
JM Smucker Co.:
2.38%, 3/15/2030	80,000	64,400
4.25%, 3/15/2035	33,000	28,013
Kellogg Co.:
3.40%, 11/15/2027	63,000	57,941
Series B, 7.45%, 4/1/2031	65,000	71,402
Kraft Heinz Foods Co.:
3.75%, 4/1/2030	275,000	242,393
4.63%, 10/1/2039	60,000	49,495
5.20%, 7/15/2045	425,000	369,529
Kroger Co.:
2.20%, 5/1/2030	65,000	51,624
2.65%, 10/15/2026 (a)	135,000	122,861
3.50%, 2/1/2026	28,000	26,554
5.15%, 8/1/2043	78,000	69,517
6.90%, 4/15/2038	20,000	21,540
McCormick & Co., Inc.:
0.90%, 2/15/2026	30,000	26,005
1.85%, 2/15/2031 (a)	50,000	37,211
2.50%, 4/15/2030	200,000	162,942
3.15%, 8/15/2024	30,000	28,969
Mondelez International, Inc.:
1.50%, 5/4/2025	260,000	237,671
2.75%, 4/13/2030	250,000	207,945
Sysco Corp.:
2.45%, 12/14/2031	70,000	54,695
3.25%, 7/15/2027	41,000	37,362
6.60%, 4/1/2040	84,000	89,004
6.60%, 4/1/2050	185,000	193,717
Tyson Foods, Inc.:
3.55%, 6/2/2027	100,000	92,481
4.55%, 6/2/2047	50,000	41,256
5.10%, 9/28/2048	300,000	266,460
		4,317,679
Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	$142,000	$123,486
4.50%, 8/1/2024	95,000	92,656
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	75,000	71,567
5.50%, 1/17/2027	125,000	119,602
Georgia-Pacific LLC 8.00%, 1/15/2024	262,000	272,242
Suzano Austria GmbH:
2.50%, 9/15/2028	66,000	51,413
3.75%, 1/15/2031	50,000	39,069
6.00%, 1/15/2029	125,000	116,763
Series DM3N, 3.13%, 1/15/2032	80,000	57,297
		944,095
GAS — 0.8%
Atmos Energy Corp.:
2.63%, 9/15/2029	175,000	149,238
2.85%, 2/15/2052	50,000	31,715
4.13%, 3/15/2049	75,000	60,743
5.45%, 10/15/2032	30,000	30,318
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	217,000	174,488
5.85%, 1/15/2041	75,000	73,672
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	50,000	47,441
National Fuel Gas Co.:
2.95%, 3/1/2031	100,000	78,020
5.50%, 1/15/2026	149,000	147,267
NiSource, Inc.:
0.95%, 8/15/2025 (a)	200,000	177,572
2.95%, 9/1/2029	150,000	127,012
3.60%, 5/1/2030	36,000	31,319
5.00%, 6/15/2052	100,000	87,400
5.95%, 6/15/2041	82,000	78,877
ONE Gas, Inc.:
1.10%, 3/11/2024	232,000	222,623
4.50%, 11/1/2048	60,000	47,459
Piedmont Natural Gas Co., Inc.:
3.50%, 6/1/2029	100,000	87,927
5.05%, 5/15/2052	25,000	21,965
Southern California Gas Co.:
3.15%, 9/15/2024	150,000	145,390
Series TT, 2.60%, 6/15/2026	107,000	98,036
Series UU, 4.13%, 6/1/2048	300,000	234,201
Series WW, 3.95%, 2/15/2050	75,000	57,242
Series XX, 2.55%, 2/1/2030	75,000	62,913
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	100,000	97,578

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 5/30/2047	$250,000	$195,957
5.15%, 9/15/2032	150,000	143,433
Southwest Gas Corp.:
2.20%, 6/15/2030	63,000	47,620
3.18%, 8/15/2051	50,000	30,491
4.05%, 3/15/2032	90,000	75,870
4.15%, 6/1/2049	50,000	35,502
Spire Missouri, Inc. 3.30%, 6/1/2051	60,000	40,377
		2,939,666
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc.:
2.80%, 3/1/2031	65,000	48,968
4.63%, 6/15/2028	83,000	76,852
Stanley Black & Decker, Inc.:
3.40%, 3/1/2026	85,000	80,448
4.25%, 11/15/2028 (a)	98,000	92,350
4.85%, 11/15/2048	110,000	97,175
5.20%, 9/1/2040	43,000	40,218
		436,011
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	125,000	104,626
2.95%, 3/15/2025	315,000	303,061
3.40%, 11/30/2023	123,000	121,577
3.75%, 11/30/2026	74,000	71,853
3.88%, 9/15/2025	50,000	48,975
Baxter International, Inc.:
1.32%, 11/29/2024	100,000	92,312
1.92%, 2/1/2027	200,000	173,562
2.54%, 2/1/2032	200,000	155,576
3.13%, 12/1/2051	100,000	64,202
Boston Scientific Corp.:
1.90%, 6/1/2025	238,000	219,519
2.65%, 6/1/2030	100,000	83,234
3.45%, 3/1/2024	129,000	126,257
Danaher Corp.:
2.60%, 10/1/2050	65,000	40,076
2.80%, 12/10/2051	150,000	95,651
4.38%, 9/15/2045	25,000	20,911
Dentsply Sirona, Inc. 3.25%, 6/1/2030	100,000	77,560
DH Europe Finance II Sarl:
2.20%, 11/15/2024	43,000	40,672
2.60%, 11/15/2029	120,000	102,521
Edwards Lifesciences Corp. 4.30%, 6/15/2028	100,000	93,279
Koninklijke Philips NV 6.88%, 3/11/2038	75,000	78,915
Medtronic, Inc. 4.63%, 3/15/2045	150,000	135,582
PerkinElmer, Inc.:
1.90%, 9/15/2028	25,000	20,087
3.30%, 9/15/2029	224,000	188,153
Security Description	Principal Amount	Value
Smith & Nephew PLC 2.03%, 10/14/2030 (a)	$80,000	$60,079
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	50,000	34,151
Stryker Corp.:
1.15%, 6/15/2025 (a)	75,000	67,746
3.38%, 5/15/2024	50,000	48,850
4.63%, 3/15/2046	179,000	155,956
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	120,000	115,430
1.22%, 10/18/2024	65,000	60,510
1.75%, 10/15/2028 (a)	50,000	41,901
2.80%, 10/15/2041	85,000	59,650
5.30%, 2/1/2044	50,000	49,122
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	155,000	143,505
2.60%, 11/24/2031	100,000	78,060
3.55%, 4/1/2025	60,000	57,639
		3,430,760
HEALTH CARE SERVICES — 3.2%
Adventist Health System 2.95%, 3/1/2029	50,000	43,058
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	45,000	41,994
Aetna, Inc.:
3.50%, 11/15/2024	50,000	48,618
4.13%, 11/15/2042	200,000	154,142
Allina Health System:
Series 2019, 3.89%, 4/15/2049	100,000	79,000
Series 2021, 2.90%, 11/15/2051	25,000	16,206
Ascension Health:
4.85%, 11/15/2053	220,000	214,650
Series B, 2.53%, 11/15/2029	75,000	63,418
Banner Health:
2.91%, 1/1/2051	25,000	16,425
Series 2020, 3.18%, 1/1/2050	25,000	17,364
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	50,000	36,133
Baylor Scott & White Holdings:
4.19%, 11/15/2045	50,000	42,232
Series 2021, 2.84%, 11/15/2050	35,000	22,739
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	50,000	44,249
Series 20-2, 3.21%, 6/1/2050	146,000	100,286

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	$100,000	$66,759
Children's Health System of Texas 2.51%, 8/15/2050	130,000	78,885
Children's Hospital Corp. Series 2020, 2.93%, 7/15/2050	100,000	64,709
CHRISTUS Health Series C, 4.34%, 7/1/2028	34,000	31,750
City of Hope Series 2013, 5.62%, 11/15/2043	110,000	108,856
CommonSpirit Health:
1.55%, 10/1/2025	50,000	44,384
2.78%, 10/1/2030	80,000	63,759
3.35%, 10/1/2029	269,000	226,251
3.82%, 10/1/2049	60,000	43,956
3.91%, 10/1/2050	40,000	28,509
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	20,000	12,823
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	75,000	53,649
Dignity Health 5.27%, 11/1/2064	100,000	84,016
Elevance Health, Inc.:
1.50%, 3/15/2026	200,000	177,526
2.38%, 1/15/2025	150,000	141,499
3.13%, 5/15/2050	30,000	19,914
3.35%, 12/1/2024	207,000	199,169
3.60%, 3/15/2051	80,000	57,546
4.10%, 3/1/2028	100,000	94,373
4.10%, 5/15/2032	100,000	90,590
4.55%, 5/15/2052	75,000	63,460
4.65%, 8/15/2044	200,000	171,854
Fred Hutchinson Cancer Center 4.97%, 1/1/2052	10,000	9,075
Hackensack Meridian Health, Inc.:
4.50%, 7/1/2057	150,000	130,243
Series 2020, 2.88%, 9/1/2050	50,000	32,288
HCA, Inc.:
3.13%, 3/15/2027 (d)	45,000	39,733
3.38%, 3/15/2029 (d)	200,000	169,238
3.50%, 9/1/2030	50,000	41,316
3.50%, 7/15/2051	150,000	93,168
3.63%, 3/15/2032 (d)	100,000	81,017
4.13%, 6/15/2029	108,000	95,173
4.38%, 3/15/2042 (d)	125,000	93,604
4.50%, 2/15/2027	97,000	90,812
Security Description	Principal Amount	Value
4.63%, 3/15/2052 (d)	$70,000	$52,666
5.00%, 3/15/2024	95,000	94,358
5.13%, 6/15/2039	275,000	230,662
5.25%, 4/15/2025	142,000	139,318
5.25%, 6/15/2026	65,000	62,903
5.25%, 6/15/2049	45,000	36,546
5.38%, 2/1/2025	200,000	197,646
5.38%, 9/1/2026	100,000	96,930
5.50%, 6/15/2047	325,000	273,907
5.88%, 2/15/2026	180,000	177,640
Humana, Inc.:
1.35%, 2/3/2027	75,000	63,193
3.13%, 8/15/2029	100,000	86,411
3.70%, 3/23/2029	40,000	35,864
3.85%, 10/1/2024	50,000	48,766
3.95%, 3/15/2027	100,000	93,888
4.88%, 4/1/2030	43,000	41,210
Inova Health System Foundation 4.07%, 5/15/2052	10,000	8,205
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	115,000	87,745
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	74,035
Kaiser Foundation Hospitals:
4.88%, 4/1/2042	60,000	56,447
Series 2019, 3.27%, 11/1/2049	100,000	70,861
Series 2021, 2.81%, 6/1/2041	265,000	184,888
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	225,000	212,002
3.25%, 9/1/2024	101,000	97,708
3.60%, 2/1/2025	113,000	108,979
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	20,000	15,693
Mayo Clinic:
Series 2016, 4.13%, 11/15/2052	15,000	12,781
Series 2021, 3.20%, 11/15/2061	125,000	81,575
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	80,000	68,004
Memorial Health Services 3.45%, 11/1/2049	100,000	73,514
Memorial Sloan-Kettering Cancer Center:
Series 2015, 4.20%, 7/1/2055	108,000	90,483
Series 2020, 2.96%, 1/1/2050	106,000	70,915

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Methodist Hospital Series 20A, 2.71%, 12/1/2050	$75,000	$46,645
MidMichigan Health Series 2020, 3.41%, 6/1/2050	100,000	69,410
Montefiore Obligated Group 4.29%, 9/1/2050	125,000	82,022
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	279,000	211,541
MultiCare Health System 2.80%, 8/15/2050 (a)	60,000	37,112
New York and Presbyterian Hospital:
2.26%, 8/1/2040	100,000	65,188
4.06%, 8/1/2056	100,000	81,724
Series 2019, 3.95%, 8/1/2119	70,000	49,174
Northwell Healthcare, Inc.:
3.81%, 11/1/2049 (a)	125,000	92,710
4.26%, 11/1/2047	100,000	80,208
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	100,000	62,939
Novant Health, Inc. 3.17%, 11/1/2051	60,000	41,411
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050 (a)	50,000	31,620
NYU Langone Hospitals:
4.37%, 7/1/2047	149,000	122,867
4.78%, 7/1/2044	80,000	71,646
Series 2020, 3.38%, 7/1/2055	40,000	27,489
Orlando Health Obligated Group:
3.33%, 10/1/2050	100,000	70,784
4.09%, 10/1/2048	81,000	67,134
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	30,000	19,603
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	20,000	16,526
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	20,000	16,134
4.20%, 6/30/2029	171,000	157,891
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (a)	75,000	47,452
Security Description	Principal Amount	Value
Stanford Health Care:
3.03%, 8/15/2051	$80,000	$53,373
Series 2018, 3.80%, 11/15/2048	100,000	78,108
Sutter Health:
Series 2018, 3.70%, 8/15/2028	187,000	171,997
Series 20A, 3.36%, 8/15/2050	100,000	69,350
Texas Health Resources:
2.33%, 11/15/2050	20,000	11,567
4.33%, 11/15/2055	100,000	85,449
Toledo Hospital 5.75%, 11/15/2038	130,000	118,516
Trinity Health Corp. 4.13%, 12/1/2045	160,000	134,840
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	20,000	17,838
3.25%, 5/15/2051	115,000	80,126
3.70%, 8/15/2049	100,000	75,427
3.75%, 7/15/2025	389,000	378,793
3.85%, 6/15/2028	300,000	282,357
3.88%, 8/15/2059	100,000	74,644
3.95%, 10/15/2042	250,000	202,490
4.00%, 5/15/2029	80,000	74,541
4.20%, 5/15/2032	165,000	153,412
4.25%, 3/15/2043	25,000	21,190
4.25%, 4/15/2047	50,000	41,749
4.25%, 6/15/2048	182,000	150,931
4.38%, 3/15/2042	175,000	149,999
4.63%, 7/15/2035	66,000	60,612
4.75%, 7/15/2045	100,000	90,030
4.75%, 5/15/2052	150,000	134,136
4.95%, 5/15/2062	100,000	89,563
5.70%, 10/15/2040	235,000	237,529
5.95%, 2/15/2041	50,000	50,990
6.50%, 6/15/2037	100,000	107,633
6.63%, 11/15/2037	360,000	395,510
Universal Health Services, Inc.:
1.65%, 9/1/2026 (d)	100,000	83,787
2.65%, 10/15/2030 (d)	50,000	36,929
2.65%, 1/15/2032 (d)	170,000	119,996
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	206,000	183,328
		12,372,131
HOME BUILDERS — 0.3%
D.R.Horton, Inc. 1.40%, 10/15/2027 (a)	150,000	121,124
DR Horton, Inc. 2.50%, 10/15/2024	100,000	94,565
Lennar Corp.:
4.75%, 5/30/2025	200,000	195,878
4.75%, 11/29/2027	96,000	88,884
5.25%, 6/1/2026	150,000	146,224

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
MDC Holdings, Inc.:
3.85%, 1/15/2030	$200,000	$154,532
6.00%, 1/15/2043	200,000	152,382
PulteGroup, Inc. 5.00%, 1/15/2027 (a)	25,000	24,304
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	50,000	43,826
4.88%, 11/15/2025	150,000	145,030
4.88%, 3/15/2027	50,000	46,007
		1,212,756
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2051	200,000	136,244
Whirlpool Corp.:
3.70%, 5/1/2025	75,000	72,689
4.50%, 6/1/2046	25,000	18,828
		227,761
HOUSEHOLD PRODUCTS — 0.0% (e)
Colgate-Palmolive Co.:
3.10%, 8/15/2027	50,000	47,035
3.25%, 8/15/2032	65,000	58,015
		105,050
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 2.25%, 2/15/2032	100,000	73,906
Church & Dwight Co., Inc. 5.00%, 6/15/2052	25,000	22,939
Clorox Co. 3.10%, 10/1/2027	149,000	135,751
Kimberly-Clark Corp.:
2.00%, 11/2/2031	50,000	39,345
6.63%, 8/1/2037	145,000	161,620
		433,561
INSURANCE — 3.1%
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048	25,000	21,629
Aflac, Inc.:
2.88%, 10/15/2026	38,000	35,260
3.25%, 3/17/2025	100,000	100,000
3.60%, 4/1/2030	129,000	116,344
4.75%, 1/15/2049	50,000	44,039
Allstate Corp.:
4.20%, 12/15/2046 (a)	88,000	73,255
4.50%, 6/15/2043	100,000	86,095
American International Group, Inc.:
2.50%, 6/30/2025	333,000	310,266
4.50%, 7/16/2044	359,000	294,743
4.75%, 4/1/2048	150,000	128,875
Aon Corp. 4.50%, 12/15/2028	100,000	94,268
Security Description	Principal Amount	Value
Aon Corp. / Aon Global Holdings PLC 5.00%, 9/12/2032	$200,000	$191,766
Aon Corp./Aon Global Holdings PLC:
2.85%, 5/28/2027	70,000	62,712
3.90%, 2/28/2052 (a)	50,000	36,876
Aon Global, Ltd. 3.50%, 6/14/2024	100,000	97,528
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	217,000	215,021
Assurant, Inc. 4.90%, 3/27/2028	195,000	184,308
Athene Holding, Ltd.:
3.95%, 5/25/2051	50,000	33,169
4.13%, 1/12/2028	25,000	22,501
6.15%, 4/3/2030	124,000	119,439
Berkshire Hathaway Finance Corp.:
2.30%, 3/15/2027 (a)	50,000	45,456
2.50%, 1/15/2051	200,000	119,768
2.85%, 10/15/2050	150,000	96,645
3.85%, 3/15/2052	50,000	38,394
4.20%, 8/15/2048	200,000	165,720
4.25%, 1/15/2049	282,000	236,023
4.40%, 5/15/2042	59,000	51,977
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	150,000	133,494
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	200,000	121,868
4.70%, 6/22/2047	25,000	17,832
5.63%, 5/15/2030	90,000	84,338
Brown & Brown, Inc.:
2.38%, 3/15/2031	30,000	22,465
4.20%, 9/15/2024	175,000	171,780
4.95%, 3/17/2052	50,000	40,704
Chubb INA Holdings, Inc.:
2.85%, 12/15/2051	75,000	49,065
3.05%, 12/15/2061	30,000	18,992
3.15%, 3/15/2025	75,000	72,022
3.35%, 5/15/2024	275,000	268,526
3.35%, 5/3/2026	50,000	47,216
Cincinnati Financial Corp. 6.13%, 11/1/2034	50,000	51,194
CNA Financial Corp.:
3.95%, 5/15/2024	72,000	70,606
4.50%, 3/1/2026	140,000	136,653
CNO Financial Group, Inc. 5.25%, 5/30/2029	100,000	92,965
Corebridge Financial, Inc.:
3.65%, 4/5/2027 (a) (d)	145,000	132,495
3.90%, 4/5/2032 (d)	275,000	232,072
4.40%, 4/5/2052 (d)	35,000	26,742
Enstar Group, Ltd. 3.10%, 9/1/2031	100,000	70,565

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Equitable Holdings, Inc.:
4.35%, 4/20/2028	$80,000	$75,045
5.00%, 4/20/2048	220,000	184,010
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	50,000	31,055
3.50%, 10/15/2050	100,000	66,542
Fairfax Financial Holdings, Ltd.:
4.63%, 4/29/2030	194,000	174,449
5.63%, 8/16/2032 (d)	50,000	46,140
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	125,000	93,292
3.40%, 6/15/2030	50,000	40,790
Globe Life, Inc. 4.80%, 6/15/2032	60,000	55,576
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	75,000	46,162
4.40%, 3/15/2048	80,000	65,783
5.95%, 10/15/2036	50,000	49,348
Jackson Financial, Inc.:
1.13%, 11/22/2023 (a)	125,000	119,220
5.17%, 6/8/2027	55,000	52,898
Kemper Corp. 3.80%, 2/23/2032	100,000	82,910
Lincoln National Corp. 3.80%, 3/1/2028	106,000	97,938
Loews Corp.:
3.20%, 5/15/2030	125,000	106,734
6.00%, 2/1/2035	130,000	130,166
Manulife Financial Corp. 5.38%, 3/4/2046	70,000	66,578
Markel Corp.:
3.45%, 5/7/2052	85,000	56,261
4.15%, 9/17/2050	25,000	18,956
5.00%, 4/5/2046	35,000	29,768
5.00%, 5/20/2049	75,000	64,648
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	20,000	12,542
4.20%, 3/1/2048	100,000	79,779
4.38%, 3/15/2029	472,000	449,056
4.90%, 3/15/2049	120,000	106,784
MetLife, Inc.:
3.60%, 4/10/2024	322,000	316,152
3.60%, 11/13/2025	200,000	192,448
4.55%, 3/23/2030 (a)	175,000	167,755
4.60%, 5/13/2046 (a)	139,000	121,813
5.00%, 7/15/2052	15,000	13,676
6.40%, 12/15/2066	350,000	343,388
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	30,000	28,796
Old Republic International Corp. 3.85%, 6/11/2051	75,000	52,582
Security Description	Principal Amount	Value
PartnerRe Finance B LLC 5 Year CMT + 3.82%, 4.50%, 10/1/2050 (b)	$35,000	$29,852
Principal Financial Group, Inc.:
2.13%, 6/15/2030	100,000	78,243
3.10%, 11/15/2026	162,000	148,146
3.40%, 5/15/2025	105,000	100,634
3.70%, 5/15/2029	40,000	35,902
6.05%, 10/15/2036	25,000	25,282
Progressive Corp.:
2.50%, 3/15/2027	40,000	36,108
3.00%, 3/15/2032 (a)	50,000	42,067
3.70%, 3/15/2052	25,000	19,067
3.95%, 3/26/2050 (a)	150,000	118,539
4.13%, 4/15/2047	150,000	124,309
4.20%, 3/15/2048	75,000	63,022
6.63%, 3/1/2029	30,000	32,442
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b)	150,000	130,417
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (a)	150,000	140,812
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (a) (b)	210,000	200,720
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (b)	300,000	238,986
Series MTN, 2.10%, 3/10/2030	100,000	80,312
Series MTN, 4.60%, 5/15/2044 (a)	243,000	208,640
Prudential PLC:
3.13%, 4/14/2030	110,000	91,793
3.63%, 3/24/2032	100,000	84,345
Radian Group, Inc. 4.88%, 3/15/2027	175,000	155,552
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030 (a)	134,000	112,071
3.90%, 5/15/2029	25,000	22,645
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	95,000	86,767
3.70%, 4/1/2025	150,000	144,577
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	100,000	119,705
Travelers Cos., Inc.:
3.05%, 6/8/2051	100,000	68,891
4.10%, 3/4/2049	50,000	41,316
Unum Group:
4.13%, 6/15/2051	25,000	16,658
4.50%, 12/15/2049	100,000	70,059
Voya Financial, Inc. 3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (b)	200,000	161,184

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Willis North America, Inc.:
2.95%, 9/15/2029	$168,000	$138,212
4.65%, 6/15/2027	100,000	94,998
5.05%, 9/15/2048	20,000	16,925
WR Berkley Corp. 4.75%, 8/1/2044	50,000	42,782
XLIT, Ltd. 5.50%, 3/31/2045	136,000	125,878
		11,970,569
INTERNET — 1.8%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031 (a)	150,000	115,421
2.70%, 2/9/2041	315,000	192,726
3.40%, 12/6/2027 (a)	172,000	154,373
3.60%, 11/28/2024	277,000	268,621
4.00%, 12/6/2037	25,000	19,188
4.20%, 12/6/2047 (a)	79,000	56,995
Alphabet, Inc.:
0.80%, 8/15/2027	282,000	237,740
1.90%, 8/15/2040	310,000	199,107
2.05%, 8/15/2050	50,000	29,446
2.25%, 8/15/2060	149,000	84,584
3.38%, 2/25/2024	50,000	49,333
Amazon.com, Inc.:
0.45%, 5/12/2024	70,000	65,685
0.80%, 6/3/2025	110,000	99,848
1.20%, 6/3/2027	221,000	188,887
1.65%, 5/12/2028 (a)	229,000	194,597
2.10%, 5/12/2031	50,000	40,553
2.50%, 6/3/2050	100,000	62,375
2.70%, 6/3/2060 (a)	188,000	111,384
3.00%, 4/13/2025	175,000	169,048
3.10%, 5/12/2051	304,000	212,387
3.15%, 8/22/2027	150,000	139,788
3.25%, 5/12/2061	111,000	74,733
3.30%, 4/13/2027 (a)	298,000	281,842
3.45%, 4/13/2029	205,000	189,557
3.60%, 4/13/2032 (a)	200,000	181,644
3.88%, 8/22/2037	100,000	87,072
3.95%, 4/13/2052	326,000	267,868
4.05%, 8/22/2047	72,000	61,119
4.10%, 4/13/2062	50,000	40,125
4.95%, 12/5/2044	297,000	285,135
5.20%, 12/3/2025	333,000	338,311
Baidu, Inc.:
4.13%, 6/30/2025	60,000	57,900
4.38%, 3/29/2028	195,000	182,031
4.88%, 11/14/2028	100,000	95,327
Booking Holdings, Inc. 4.63%, 4/13/2030	350,000	329,543
eBay, Inc.:
1.90%, 3/11/2025	100,000	92,868
2.60%, 5/10/2031 (a)	50,000	39,030
2.70%, 3/11/2030 (a)	20,000	16,289
3.65%, 5/10/2051	150,000	100,193
Security Description	Principal Amount	Value
4.00%, 7/15/2042	$112,000	$83,788
Expedia Group, Inc. 2.95%, 3/15/2031	202,000	155,689
JD.com, Inc.:
3.88%, 4/29/2026	264,000	250,663
4.13%, 1/14/2050	125,000	91,004
Meta Platforms, Inc.:
3.50%, 8/15/2027 (d)	150,000	140,198
3.85%, 8/15/2032 (d)	200,000	176,218
4.45%, 8/15/2052 (d)	250,000	204,228
4.65%, 8/15/2062 (d)	100,000	80,553
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (a)	150,000	132,717
2.00%, 9/3/2030	246,000	179,629
Weibo Corp. 3.50%, 7/5/2024 (a)	136,000	129,987
		7,037,347
INVESTMENT COMPANY SECURITY — 0.5%
Ares Capital Corp.:
2.15%, 7/15/2026	8,000	6,699
3.20%, 11/15/2031	50,000	35,658
3.88%, 1/15/2026	230,000	208,934
4.25%, 3/1/2025	300,000	283,428
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	100,000	82,019
Barings BDC, Inc. 3.30%, 11/23/2026 (d)	100,000	83,355
Blackstone Private Credit Fund:
2.70%, 1/15/2025	43,000	38,978
3.25%, 3/15/2027	50,000	41,488
4.00%, 1/15/2029	50,000	40,052
COR, 7.05%, 9/29/2025 (d)	30,000	29,634
Blackstone Secured Lending Fund 2.85%, 9/30/2028	200,000	151,680
FS KKR Capital Corp.:
3.25%, 7/15/2027	150,000	123,697
3.40%, 1/15/2026	29,000	25,579
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	127,000	102,133
3.38%, 4/15/2024	125,000	119,891
Owl Rock Capital Corp.:
2.88%, 6/11/2028	50,000	38,119
3.40%, 7/15/2026	50,000	42,997
4.00%, 3/30/2025	230,000	215,593
Owl Rock Capital Corp. III 3.13%, 4/13/2027	50,000	40,730
OWL Rock Core Income Corp.:
3.13%, 9/23/2026	50,000	42,006
5.50%, 3/21/2025	50,000	47,141
Prospect Capital Corp.:
3.36%, 11/15/2026	25,000	20,687
3.44%, 10/15/2028	111,000	81,858

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.71%, 1/22/2026	$50,000	$43,421
		1,945,777
IRON/STEEL — 0.2%
ArcelorMittal SA 7.00%, 10/15/2039	100,000	94,589
Nucor Corp.:
3.13%, 4/1/2032	45,000	36,894
3.85%, 4/1/2052	40,000	29,266
3.95%, 5/23/2025	130,000	126,109
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	50,000	44,568
Steel Dynamics, Inc. 5.00%, 12/15/2026	190,000	185,146
Vale Overseas, Ltd.:
3.75%, 7/8/2030	295,000	238,496
6.88%, 11/21/2036	101,000	96,289
6.88%, 11/10/2039 (a)	49,000	46,139
		897,496
LEISURE TIME — 0.1%
Brunswick Corp.:
0.85%, 8/18/2024	94,000	86,599
2.40%, 8/18/2031 (a)	75,000	52,228
4.40%, 9/15/2032 (a)	127,000	102,776
Harley-Davidson, Inc. 4.63%, 7/28/2045 (a)	125,000	91,051
		332,654
LODGING — 0.1%
Hyatt Hotels Corp.:
4.38%, 9/15/2028	25,000	22,509
6.00%, 4/23/2030	115,000	111,157
Marriott International, Inc.:
5.00%, 10/15/2027	110,000	106,248
Series GG, 3.50%, 10/15/2032	200,000	160,896
Series R, 3.13%, 6/15/2026	31,000	28,526
Series X, 4.00%, 4/15/2028	25,000	22,639
		451,975
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
0.95%, 1/10/2024	80,000	76,609
1.70%, 1/8/2027	99,000	87,343
2.40%, 8/9/2026 (a)	65,000	59,613
3.40%, 5/13/2025	100,000	96,721
3.60%, 8/12/2027	100,000	94,505
3.65%, 8/12/2025	50,000	48,642
Series MTN, 1.45%, 5/15/2025	126,000	116,025
Series MTN, 2.15%, 11/8/2024	271,000	257,732
Series MTN, 2.85%, 5/17/2024 (a)	75,000	72,979
Security Description	Principal Amount	Value
Series MTN, 3.25%, 12/1/2024	$100,000	$97,017
Series MTN, 3.30%, 6/9/2024	128,000	125,519
Caterpillar, Inc.:
3.25%, 9/19/2049	50,000	36,899
3.40%, 5/15/2024	100,000	98,100
4.75%, 5/15/2064	197,000	176,362
5.20%, 5/27/2041	50,000	49,522
Oshkosh Corp. 4.60%, 5/15/2028	35,000	32,307
		1,525,895
MACHINERY-DIVERSIFIED — 0.6%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	25,000	21,575
3.95%, 5/23/2025	10,000	9,645
Deere & Co. 2.75%, 4/15/2025	150,000	143,256
Flowserve Corp.:
2.80%, 1/15/2032	40,000	28,646
3.50%, 10/1/2030	85,000	69,986
John Deere Capital Corp.:
2.00%, 6/17/2031	100,000	79,308
2.13%, 3/7/2025	200,000	188,198
3.35%, 4/18/2029 (a)	98,000	89,297
3.90%, 6/7/2032	30,000	27,523
4.05%, 9/8/2025	40,000	39,308
COR, 4.15%, 9/15/2027	50,000	48,529
Series MTN, 0.45%, 6/7/2024	65,000	60,754
Series MTN, 1.25%, 1/10/2025	46,000	42,664
Series MTN, 1.30%, 10/13/2026	50,000	43,620
Series MTN, 1.50%, 3/6/2028 (a)	100,000	84,439
Series MTN, 1.75%, 3/9/2027	150,000	131,470
Series MTN, 2.45%, 1/9/2030	240,000	201,715
Series MTN, 2.65%, 6/24/2024	122,000	118,036
Series MTN, 2.65%, 6/10/2026	150,000	139,744
Series MTN, 2.80%, 7/18/2029	100,000	87,733
Series MTN, 3.45%, 3/13/2025	25,000	24,293
Series MTN, 3.45%, 3/7/2029	75,000	69,067
Otis Worldwide Corp.:
2.06%, 4/5/2025	45,000	41,685
3.11%, 2/15/2040	100,000	70,379
Rockwell Automation, Inc.:
2.80%, 8/15/2061	152,000	89,495
4.20%, 3/1/2049	130,000	110,080

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Westinghouse Air Brake Technologies Corp.:
4.40%, 3/15/2024	$60,000	$58,921
4.95%, 9/15/2028	256,000	238,011
		2,357,377
MEDIA — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	95,000	74,357
2.80%, 4/1/2031	125,000	94,841
3.50%, 6/1/2041	150,000	95,832
3.50%, 3/1/2042	165,000	104,417
3.70%, 4/1/2051	69,000	41,917
3.75%, 2/15/2028	75,000	66,457
3.90%, 6/1/2052	150,000	93,590
3.95%, 6/30/2062	150,000	89,147
4.20%, 3/15/2028	50,000	45,196
4.40%, 12/1/2061	100,000	63,981
4.91%, 7/23/2025	295,000	287,873
5.05%, 3/30/2029	315,000	289,362
5.13%, 7/1/2049	100,000	73,790
5.25%, 4/1/2053	150,000	114,617
5.38%, 4/1/2038	243,000	196,563
5.38%, 5/1/2047	322,000	247,953
5.75%, 4/1/2048	250,000	202,152
6.83%, 10/23/2055	205,000	188,407
Class USD, 4.50%, 2/1/2024	150,000	148,300
Comcast Corp.:
2.65%, 8/15/2062	50,000	26,983
2.89%, 11/1/2051	100,000	62,462
2.94%, 11/1/2056	344,000	205,365
2.99%, 11/1/2063	150,000	87,015
3.15%, 3/1/2026	140,000	132,005
3.20%, 7/15/2036	100,000	77,424
3.25%, 11/1/2039	128,000	94,131
3.30%, 2/1/2027	192,000	178,769
3.30%, 4/1/2027	150,000	139,242
3.40%, 4/1/2030	300,000	264,165
3.45%, 2/1/2050	125,000	87,160
3.55%, 5/1/2028	266,000	244,348
3.75%, 4/1/2040	287,000	225,387
4.00%, 3/1/2048 (a)	180,000	138,442
4.05%, 11/1/2052	150,000	114,417
4.15%, 10/15/2028	577,000	544,953
4.25%, 10/15/2030	349,000	323,321
4.25%, 1/15/2033	300,000	272,340
4.65%, 7/15/2042	111,000	95,113
4.70%, 10/15/2048	155,000	132,626
4.75%, 3/1/2044	275,000	236,687
6.95%, 8/15/2037	144,000	160,579
7.05%, 3/15/2033	250,000	274,552
Security Description	Principal Amount	Value
Discovery Communications LLC:
3.45%, 3/15/2025	$84,000	$79,558
4.00%, 9/15/2055	243,000	144,672
4.13%, 5/15/2029	150,000	128,274
4.65%, 5/15/2050	200,000	137,074
5.00%, 9/20/2037	50,000	39,629
5.20%, 9/20/2047	150,000	110,943
6.35%, 6/1/2040	100,000	88,011
Fox Corp.:
3.05%, 4/7/2025	100,000	94,897
4.03%, 1/25/2024	100,000	98,588
5.58%, 1/25/2049	265,000	227,383
Grupo Televisa SAB:
4.63%, 1/30/2026 (a)	100,000	97,167
5.00%, 5/13/2045	94,000	79,417
6.63%, 1/15/2040 (a)	133,000	131,236
Paramount Global:
3.70%, 6/1/2028	50,000	44,721
4.20%, 6/1/2029	170,000	149,537
4.20%, 5/19/2032	150,000	121,561
4.38%, 3/15/2043	75,000	50,153
4.95%, 5/19/2050	225,000	160,153
5.85%, 9/1/2043	161,000	128,518
6.88%, 4/30/2036	130,000	121,945
7.88%, 7/30/2030	310,000	325,856
TCI Communications, Inc. 7.13%, 2/15/2028	100,000	107,517
Time Warner Cable LLC:
4.50%, 9/15/2042	168,000	116,474
6.55%, 5/1/2037	211,000	191,385
6.75%, 6/15/2039	199,000	176,115
7.30%, 7/1/2038	100,000	94,973
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	100,000	106,805
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	150,000	140,695
Series MTN, 1.85%, 7/30/2026	50,000	44,489
Series MTN, 2.95%, 6/15/2027	50,000	45,820
Walt Disney Co.:
2.00%, 9/1/2029	307,000	250,825
2.20%, 1/13/2028 (a)	50,000	43,547
2.65%, 1/13/2031	353,000	291,673
2.75%, 9/1/2049	50,000	31,695
3.35%, 3/24/2025	450,000	434,353
3.50%, 5/13/2040	500,000	386,320
3.60%, 1/13/2051 (a)	200,000	148,952
3.80%, 5/13/2060	200,000	148,250
4.70%, 3/23/2050 (a)	25,000	22,282
7.75%, 12/1/2045 (a)	20,000	24,381
		12,002,082

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.0% (e)
Crane Holdings Co. 4.45%, 12/15/2023	$25,000	$24,818
MINING — 0.7%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	150,000	121,885
Barrick Gold Corp. 6.45%, 10/15/2035	92,000	95,100
Barrick North America Finance LLC 5.75%, 5/1/2043	25,000	23,545
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	100,000	97,523
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	158,000	149,443
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	350,000	313,841
4.25%, 3/1/2030	109,000	93,441
4.63%, 8/1/2030	150,000	132,459
5.00%, 9/1/2027	50,000	48,486
5.45%, 3/15/2043	200,000	165,182
Newmont Corp.:
2.60%, 7/15/2032	150,000	113,947
2.80%, 10/1/2029	177,000	146,882
6.25%, 10/1/2039	30,000	30,009
5.88%, 4/1/2035	60,000	58,123
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	200,000	211,702
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	53,000	44,644
Rio Tinto Finance USA, Ltd. 2.75%, 11/2/2051	150,000	96,980
Southern Copper Corp.:
5.25%, 11/8/2042	100,000	87,686
5.88%, 4/23/2045 (a)	102,000	95,502
6.75%, 4/16/2040	119,000	122,706
7.50%, 7/27/2035	179,000	194,161
Teck Resources, Ltd.:
6.00%, 8/15/2040	20,000	17,653
6.13%, 10/1/2035	113,000	108,063
6.25%, 7/15/2041	100,000	91,258
Yamana Gold, Inc. 2.63%, 8/15/2031	50,000	36,979
		2,697,200
MISCELLANEOUS MANUFACTURER — 0.7%
3M Co.:
2.00%, 2/14/2025	50,000	46,824
2.38%, 8/26/2029 (a)	113,000	92,804
2.65%, 4/15/2025	150,000	141,631
2.88%, 10/15/2027 (a)	50,000	44,975
3.05%, 4/15/2030 (a)	75,000	64,060
3.25%, 8/26/2049 (a)	66,000	44,457
Security Description	Principal Amount	Value
Series MTN, 3.13%, 9/19/2046	$25,000	$16,535
Series MTN, 3.38%, 3/1/2029 (a)	50,000	44,592
Series MTN, 4.00%, 9/14/2048 (a)	176,000	137,850
Series MTN, 5.70%, 3/15/2037	230,000	224,554
Carlisle Cos., Inc. 3.50%, 12/1/2024	32,000	30,836
Eaton Corp.:
4.15%, 3/15/2033	85,000	76,791
4.15%, 11/2/2042	25,000	20,579
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	505,000	453,005
General Electric Co.:
4.50%, 3/11/2044	50,000	42,371
Series A, 6.75%, 3/15/2032	100,000	108,112
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	75,000	69,598
3.90%, 9/1/2042	50,000	41,200
Parker-Hannifin Corp.:
4.10%, 3/1/2047	150,000	117,733
4.25%, 9/15/2027	170,000	161,911
4.50%, 9/15/2029	50,000	47,326
Series MTN, 4.20%, 11/21/2034	68,000	59,323
Series MTN, 4.45%, 11/21/2044	210,000	171,723
Series MTN, 6.25%, 5/15/2038	50,000	50,605
Pentair Finance Sarl:
4.50%, 7/1/2029	100,000	90,122
5.90%, 7/15/2032	50,000	47,688
Textron, Inc.:
2.45%, 3/15/2031	65,000	50,231
3.00%, 6/1/2030	60,000	49,480
3.65%, 3/15/2027	150,000	138,654
3.90%, 9/17/2029	75,000	66,620
		2,752,190
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	260,000	211,235
3.28%, 12/1/2028	55,000	45,767
4.13%, 5/1/2025	225,000	212,704
5.50%, 12/1/2024	42,000	41,882
		511,588
OIL & GAS — 3.2%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	250,000	203,055
2.77%, 11/10/2050	50,000	31,019
2.94%, 6/4/2051 (a)	255,000	161,912
3.06%, 6/17/2041	100,000	71,517

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 2/8/2061 (a)	$150,000	$98,017
3.63%, 4/6/2030	250,000	224,885
3.80%, 9/21/2025 (a)	135,000	131,597
3.94%, 9/21/2028	359,000	333,687
Burlington Resources LLC 7.20%, 8/15/2031	300,000	334,917
Canadian Natural Resources, Ltd.:
2.95%, 7/15/2030 (a)	145,000	119,419
3.85%, 6/1/2027 (a)	75,000	69,195
7.20%, 1/15/2032 (a)	50,000	53,180
Chevron Corp.:
1.55%, 5/11/2025	150,000	138,810
2.00%, 5/11/2027	150,000	133,065
2.24%, 5/11/2030	165,000	137,346
Chevron USA, Inc.:
1.02%, 8/12/2027	100,000	83,665
2.34%, 8/12/2050	100,000	61,141
3.25%, 10/15/2029	50,000	44,708
3.85%, 1/15/2028	291,000	276,773
Conoco Funding Co. 7.25%, 10/15/2031	150,000	167,569
ConocoPhillips 6.50%, 2/1/2039	50,000	54,234
ConocoPhillips Co.:
2.40%, 3/7/2025	50,000	47,286
4.03%, 3/15/2062 (d)	100,000	76,028
6.95%, 4/15/2029	27,000	29,616
Continental Resources, Inc. 4.38%, 1/15/2028	260,000	232,669
Coterra Energy, Inc. 3.90%, 5/15/2027 (d)	25,000	23,232
Devon Energy Corp.:
4.50%, 1/15/2030	50,000	45,743
4.75%, 5/15/2042	72,000	58,736
5.25%, 10/15/2027	160,000	158,669
5.88%, 6/15/2028	100,000	100,191
Diamondback Energy, Inc. 3.50%, 12/1/2029	385,000	332,367
Eni USA, Inc. 7.30%, 11/15/2027	175,000	184,922
EOG Resources, Inc.:
4.15%, 1/15/2026	190,000	185,242
4.38%, 4/15/2030	40,000	38,142
4.95%, 4/15/2050	50,000	46,732
EQT Corp.:
7.00%, 2/1/2030	100,000	103,211
COR, 5.70%, 4/1/2028	75,000	73,652
Exxon Mobil Corp.:
2.44%, 8/16/2029 (a)	50,000	42,962
2.99%, 3/19/2025	752,000	722,755
3.00%, 8/16/2039	50,000	37,308
3.04%, 3/1/2026	124,000	117,241
3.45%, 4/15/2051	100,000	74,357
3.48%, 3/19/2030	266,000	241,914
3.57%, 3/6/2045	250,000	189,185
Security Description	Principal Amount	Value
4.11%, 3/1/2046	$100,000	$82,827
4.23%, 3/19/2040	70,000	60,852
4.33%, 3/19/2050	311,000	265,009
Hess Corp.:
4.30%, 4/1/2027	188,000	176,624
5.60%, 2/15/2041	88,000	77,128
7.30%, 8/15/2031	50,000	52,861
HF Sinclair Corp.:
4.50%, 10/1/2030 (d)	150,000	128,653
5.88%, 4/1/2026 (d)	86,000	84,369
Marathon Oil Corp.:
4.40%, 7/15/2027	100,000	93,408
6.80%, 3/15/2032	205,000	205,074
Marathon Petroleum Corp.:
4.70%, 5/1/2025	145,000	142,523
4.75%, 9/15/2044	173,000	138,692
6.50%, 3/1/2041	228,000	225,756
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	60,000	59,473
Ovintiv, Inc.:
7.38%, 11/1/2031	37,000	38,564
8.13%, 9/15/2030	200,000	215,328
Phillips 66:
3.85%, 4/9/2025	125,000	121,337
3.90%, 3/15/2028 (a)	100,000	91,945
4.65%, 11/15/2034	100,000	89,394
5.88%, 5/1/2042	50,000	48,689
Phillips 66 Co. 3.15%, 12/15/2029 (d)	180,000	151,654
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	50,000	38,289
2.15%, 1/15/2031	150,000	115,614
Shell International Finance B.V.:
2.38%, 11/7/2029	100,000	84,076
2.88%, 11/26/2041	50,000	35,074
3.13%, 11/7/2049	125,000	85,916
3.25%, 5/11/2025	469,000	450,901
3.25%, 4/6/2050	250,000	176,150
3.63%, 8/21/2042	100,000	76,994
4.00%, 5/10/2046	245,000	195,294
4.38%, 5/11/2045	303,000	254,926
4.55%, 8/12/2043	486,000	421,289
6.38%, 12/15/2038	25,000	26,527
Suncor Energy, Inc.:
4.00%, 11/15/2047	90,000	67,667
6.50%, 6/15/2038	200,000	197,574
7.15%, 2/1/2032	100,000	104,479
Tosco Corp. 8.13%, 2/15/2030	49,000	56,638
TotalEnergies Capital International SA:
2.43%, 1/10/2025	350,000	332,286
3.39%, 6/29/2060	100,000	66,829
3.46%, 2/19/2029	168,000	153,325
3.70%, 1/15/2024	100,000	98,724

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
TotalEnergies Capital SA 3.88%, 10/11/2028 (a)	$100,000	$93,846
Valero Energy Corp.:
4.00%, 4/1/2029 (a)	250,000	228,977
4.35%, 6/1/2028	35,000	33,496
6.63%, 6/15/2037	99,000	99,014
7.50%, 4/15/2032	57,000	61,888
		12,197,824
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	398,000	351,092
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
3.14%, 11/7/2029	50,000	42,426
4.08%, 12/15/2047	77,000	57,266
4.49%, 5/1/2030	100,000	92,406
Halliburton Co.:
2.92%, 3/1/2030 (a)	125,000	104,273
4.50%, 11/15/2041	55,000	43,475
4.75%, 8/1/2043	138,000	110,295
5.00%, 11/15/2045	300,000	249,627
NOV, Inc. 3.95%, 12/1/2042	205,000	136,134
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025	50,000	45,362
Schlumberger Investment SA:
2.65%, 6/26/2030	100,000	83,239
3.65%, 12/1/2023	126,000	124,168
		1,439,763
PACKAGING & CONTAINERS — 0.3%
Amcor Flexibles North America, Inc.:
2.69%, 5/25/2031	35,000	27,471
4.00%, 5/17/2025	91,000	87,955
Berry Global, Inc.:
0.95%, 2/15/2024	225,000	211,385
1.65%, 1/15/2027	173,000	143,874
Packaging Corp. of America:
3.00%, 12/15/2029	100,000	84,503
4.05%, 12/15/2049	60,000	45,241
WestRock MWV LLC 7.95%, 2/15/2031	132,000	146,557
WRKCo, Inc.:
3.00%, 9/15/2024	161,000	154,034
3.75%, 3/15/2025	50,000	48,167
3.90%, 6/1/2028	100,000	91,894
		1,041,081
PHARMACEUTICALS — 4.9%
AbbVie, Inc.:
2.60%, 11/21/2024	500,000	476,285
2.95%, 11/21/2026	500,000	457,435
3.20%, 11/21/2029	764,000	670,334
Security Description	Principal Amount	Value
3.80%, 3/15/2025	$175,000	$169,437
3.85%, 6/15/2024	50,000	49,091
4.05%, 11/21/2039	66,000	53,450
4.25%, 11/14/2028 (a)	200,000	188,110
4.25%, 11/21/2049	150,000	120,363
4.40%, 11/6/2042	248,000	205,897
4.45%, 5/14/2046	150,000	122,514
4.55%, 3/15/2035	95,000	85,354
4.75%, 3/15/2045	281,000	240,924
4.85%, 6/15/2044	95,000	82,848
4.88%, 11/14/2048	125,000	109,762
AmerisourceBergen Corp.:
2.80%, 5/15/2030	75,000	62,168
3.25%, 3/1/2025 (a)	142,000	136,280
4.25%, 3/1/2045	32,000	25,538
4.30%, 12/15/2047	25,000	19,994
Astrazeneca Finance LLC:
0.70%, 5/28/2024	250,000	234,392
1.75%, 5/28/2028	225,000	189,605
2.25%, 5/28/2031	20,000	16,298
AstraZeneca PLC:
0.70%, 4/8/2026 (a)	100,000	86,570
1.38%, 8/6/2030 (a)	250,000	193,452
3.38%, 11/16/2025	50,000	47,743
4.00%, 9/18/2042	103,000	86,397
4.38%, 11/16/2045	175,000	152,332
Becton Dickinson & Co.:
3.70%, 6/6/2027	100,000	93,121
3.73%, 12/15/2024	31,000	30,116
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	125,000	104,710
1.45%, 11/13/2030	60,000	46,294
2.55%, 11/13/2050	100,000	61,806
2.90%, 7/26/2024	273,000	264,884
2.95%, 3/15/2032	50,000	42,922
3.40%, 7/26/2029	39,000	35,432
3.55%, 3/15/2042	228,000	178,896
3.70%, 3/15/2052	235,000	180,400
3.90%, 2/20/2028	100,000	95,370
3.90%, 3/15/2062	335,000	253,699
4.13%, 6/15/2039	80,000	69,860
4.25%, 10/26/2049	144,000	120,642
4.55%, 2/20/2048	175,000	153,741
4.63%, 5/15/2044	175,000	156,814
Cardinal Health, Inc.:
3.75%, 9/15/2025	50,000	48,389
4.37%, 6/15/2047	150,000	114,921
4.50%, 11/15/2044	108,000	84,346
4.90%, 9/15/2045	275,000	230,541
Cigna Corp.:
1.25%, 3/15/2026	150,000	131,395
2.38%, 3/15/2031	160,000	127,219
2.40%, 3/15/2030	150,000	122,451
3.25%, 4/15/2025	182,000	174,108
3.40%, 3/15/2050	50,000	33,924

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 3/15/2051	$100,000	$68,309
3.50%, 6/15/2024	100,000	97,706
4.13%, 11/15/2025	250,000	242,727
4.38%, 10/15/2028	255,000	240,814
4.80%, 8/15/2038	20,000	17,748
4.90%, 12/15/2048	25,000	21,654
3.88%, 10/15/2047	100,000	72,948
6.13%, 11/15/2041	228,000	227,049
CVS Health Corp.:
1.30%, 8/21/2027	141,000	117,667
1.88%, 2/28/2031	95,000	72,355
2.63%, 8/15/2024	169,000	162,230
3.25%, 8/15/2029	250,000	218,845
3.75%, 4/1/2030	196,000	174,597
3.88%, 7/20/2025	200,000	194,004
4.10%, 3/25/2025	350,000	342,632
4.13%, 4/1/2040	160,000	127,877
4.30%, 3/25/2028	366,000	346,170
4.78%, 3/25/2038	329,000	288,345
5.05%, 3/25/2048	613,000	539,642
5.13%, 7/20/2045	150,000	131,281
Eli Lilly & Co.:
2.25%, 5/15/2050	150,000	93,061
2.50%, 9/15/2060	50,000	29,614
2.75%, 6/1/2025	120,000	114,778
4.15%, 3/15/2059	130,000	109,986
GlaxoSmithKline Capital PLC 3.00%, 6/1/2024	200,000	194,806
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025 (a)	153,000	148,782
3.88%, 5/15/2028	157,000	147,885
Johnson & Johnson:
0.55%, 9/1/2025 (a)	65,000	58,157
0.95%, 9/1/2027 (a)	25,000	21,167
2.10%, 9/1/2040	85,000	56,611
2.63%, 1/15/2025	75,000	72,196
2.90%, 1/15/2028	386,000	355,919
2.95%, 3/3/2027	200,000	187,414
3.40%, 1/15/2038	150,000	124,621
3.70%, 3/1/2046	235,000	193,013
3.75%, 3/3/2047	145,000	118,710
5.85%, 7/15/2038	421,000	447,877
McKesson Corp. 1.30%, 8/15/2026	100,000	86,519
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	309,000	301,621
Merck & Co., Inc.:
1.70%, 6/10/2027	50,000	43,738
1.90%, 12/10/2028 (a)	283,000	237,361
2.15%, 12/10/2031	95,000	76,402
2.35%, 6/24/2040	220,000	147,682
2.90%, 12/10/2061	200,000	124,906
3.40%, 3/7/2029	364,000	334,294
3.60%, 9/15/2042	115,000	90,893
3.70%, 2/10/2045	343,000	269,581
Security Description	Principal Amount	Value
4.00%, 3/7/2049	$320,000	$264,051
Mylan, Inc. 4.55%, 4/15/2028	260,000	229,999
Novartis Capital Corp.:
1.75%, 2/14/2025	25,000	23,468
2.20%, 8/14/2030	100,000	83,559
3.10%, 5/17/2027	150,000	140,704
3.40%, 5/6/2024	254,000	249,558
4.00%, 11/20/2045	100,000	84,366
4.40%, 5/6/2044	75,000	67,550
Pfizer, Inc.:
0.80%, 5/28/2025	336,000	305,353
1.70%, 5/28/2030	150,000	120,040
1.75%, 8/18/2031	210,000	164,180
3.45%, 3/15/2029	192,000	176,863
4.00%, 12/15/2036	100,000	88,557
4.00%, 3/15/2049	153,000	131,149
4.10%, 9/15/2038	200,000	175,586
7.20%, 3/15/2039	25,000	29,760
Sanofi 3.63%, 6/19/2028	116,000	108,411
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	65,000	60,002
Takeda Pharmaceutical Co., Ltd. 2.05%, 3/31/2030	150,000	118,861
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	195,000	177,629
Viatris, Inc.:
2.30%, 6/22/2027	100,000	81,665
4.00%, 6/22/2050	293,000	175,076
Wyeth LLC:
5.95%, 4/1/2037	391,000	411,606
6.45%, 2/1/2024	25,000	25,540
Zoetis, Inc.:
3.00%, 9/12/2027 (a)	75,000	67,470
4.70%, 2/1/2043	128,000	112,276
		18,804,047
PIPELINES — 3.3%
Boardwalk Pipelines L.P. 4.45%, 7/15/2027	61,000	56,715
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	150,000	130,292
5.13%, 6/30/2027	325,000	315,048
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	50,000	49,003
Enbridge Energy Partners L.P.:
5.88%, 10/15/2025	100,000	101,394
7.38%, 10/15/2045	75,000	81,146
Enbridge, Inc.:
1.60%, 10/4/2026	25,000	21,642
2.50%, 1/15/2025	200,000	187,792
2.50%, 2/14/2025	20,000	18,798

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 8/1/2033 (a)	$50,000	$37,601
3.13%, 11/15/2029	100,000	85,472
5.50%, 12/1/2046	84,000	78,341
Energy Transfer L.P.:
3.90%, 5/15/2024	116,000	112,899
4.00%, 10/1/2027	38,000	34,617
4.25%, 4/1/2024	136,000	133,154
4.75%, 1/15/2026	100,000	96,519
4.95%, 6/15/2028	50,000	46,731
5.00%, 5/15/2044	219,000	170,156
5.00%, 5/15/2050	113,000	88,300
5.25%, 4/15/2029	286,000	269,752
5.35%, 5/15/2045	101,000	81,471
5.40%, 10/1/2047	270,000	219,035
5.88%, 1/15/2024	100,000	100,227
6.05%, 6/1/2041	150,000	134,700
6.13%, 12/15/2045	105,000	91,757
6.63%, 10/15/2036	77,000	73,058
7.50%, 7/1/2038	50,000	50,690
Series 20Y, 5.80%, 6/15/2038	117,000	102,658
Energy Transfer L.P./Regency Energy Finance Corp. 4.50%, 11/1/2023	161,000	159,588
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	86,142
3.30%, 2/15/2053	85,000	55,627
3.70%, 1/31/2051	125,000	87,990
3.90%, 2/15/2024	215,000	211,364
4.45%, 2/15/2043	100,000	81,011
4.90%, 5/15/2046	130,000	110,859
5.10%, 2/15/2045	477,000	408,450
6.13%, 10/15/2039	300,000	294,573
7.55%, 4/15/2038	150,000	163,939
Kinder Morgan Energy Partners L.P.:
5.00%, 8/15/2042	50,000	40,987
5.00%, 3/1/2043	175,000	141,797
6.38%, 3/1/2041	104,000	96,783
6.50%, 9/1/2039	100,000	95,699
7.75%, 3/15/2032	112,000	121,109
Series MTN, 6.95%, 1/15/2038	84,000	84,370
Kinder Morgan, Inc.:
1.75%, 11/15/2026	95,000	82,347
2.00%, 2/15/2031 (a)	40,000	29,914
3.25%, 8/1/2050	60,000	37,617
4.30%, 6/1/2025	195,000	190,341
5.05%, 2/15/2046	25,000	20,470
5.55%, 6/1/2045	520,000	455,000
Series GMTN, 7.75%, 1/15/2032 (a)	100,000	108,443
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050 (a)	296,000	210,823
Security Description	Principal Amount	Value
4.20%, 10/3/2047	$100,000	$73,962
MPLX L.P.:
4.13%, 3/1/2027	135,000	125,967
4.88%, 12/1/2024	25,000	24,720
4.88%, 6/1/2025	238,000	233,721
4.95%, 9/1/2032	100,000	90,871
5.20%, 3/1/2047	180,000	148,329
5.20%, 12/1/2047	150,000	122,294
5.50%, 2/15/2049	81,000	69,031
ONEOK Partners L.P.:
4.90%, 3/15/2025	100,000	98,493
6.20%, 9/15/2043	125,000	109,314
6.85%, 10/15/2037	40,000	38,258
ONEOK, Inc.:
2.20%, 9/15/2025	153,000	138,668
4.00%, 7/13/2027	47,000	43,180
4.35%, 3/15/2029	150,000	133,901
4.50%, 3/15/2050	100,000	72,188
4.95%, 7/13/2047	100,000	77,199
5.85%, 1/15/2026	79,000	79,275
6.00%, 6/15/2035	50,000	45,285
7.15%, 1/15/2051	43,000	41,001
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	100,000	67,383
4.65%, 10/15/2025	320,000	308,218
4.70%, 6/15/2044	111,000	79,644
5.15%, 6/1/2042	50,000	37,906
6.65%, 1/15/2037	50,000	46,917
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	264,000	241,032
5.63%, 3/1/2025	276,000	275,531
5.88%, 6/30/2026	100,000	99,947
4.50%, 5/15/2030	100,000	91,127
Spectra Energy Partners L.P.:
3.50%, 3/15/2025	55,000	52,683
4.50%, 3/15/2045	80,000	63,511
4.75%, 3/15/2024	86,000	85,549
Targa Resources Corp.:
4.20%, 2/1/2033	200,000	167,210
6.25%, 7/1/2052	200,000	182,230
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.50%, 3/1/2030	50,000	45,049
6.88%, 1/15/2029	125,000	123,385
TC PipeLines L.P. 4.38%, 3/13/2025	100,000	97,624
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	25,000	25,774
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	20,000	21,110
TransCanada PipeLines, Ltd.:
2.50%, 10/12/2031	85,000	65,317

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 4/15/2030	$84,000	$75,282
4.25%, 5/15/2028	200,000	185,432
4.88%, 1/15/2026	254,000	249,545
6.10%, 6/1/2040	454,000	438,450
7.25%, 8/15/2038	25,000	27,048
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	100,000	106,268
Williams Cos., Inc.:
2.60%, 3/15/2031	125,000	98,146
3.50%, 11/15/2030	25,000	21,264
3.75%, 6/15/2027	100,000	92,044
4.00%, 9/15/2025	200,000	192,680
4.90%, 1/15/2045	350,000	284,182
5.30%, 8/15/2052	65,000	56,945
6.30%, 4/15/2040	75,000	72,990
8.75%, 3/15/2032	275,000	321,076
		12,508,367
REAL ESTATE — 0.0% (e)
CBRE Services, Inc. 4.88%, 3/1/2026	75,000	73,527
REAL ESTATE INVESTMENT TRUSTS — 3.6%
Agree L.P.:
2.00%, 6/15/2028	45,000	36,364
2.90%, 10/1/2030	94,000	74,465
4.80%, 10/1/2032	15,000	13,398
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	92,069
2.95%, 3/15/2034	40,000	30,944
3.55%, 3/15/2052	70,000	47,695
4.00%, 2/1/2050	25,000	18,781
4.70%, 7/1/2030	150,000	140,185
4.85%, 4/15/2049	100,000	83,983
American Assets Trust L.P. 3.38%, 2/1/2031	140,000	111,230
American Homes 4 Rent L.P. 2.38%, 7/15/2031	100,000	75,572
American Tower Corp.:
0.60%, 1/15/2024	150,000	141,676
1.45%, 9/15/2026	125,000	106,691
2.30%, 9/15/2031	125,000	93,355
3.38%, 5/15/2024	139,000	135,344
3.60%, 1/15/2028	25,000	22,230
3.70%, 10/15/2049	50,000	34,180
3.80%, 8/15/2029	365,000	320,682
4.05%, 3/15/2032	35,000	30,133
AvalonBay Communities, Inc.:
Series MTN, 2.30%, 3/1/2030	100,000	82,313
Series MTN, 3.30%, 6/1/2029	350,000	311,465
Boston Properties L.P.:
2.45%, 10/1/2033	674,000	477,569
3.20%, 1/15/2025	50,000	47,700
Security Description	Principal Amount	Value
3.80%, 2/1/2024	$104,000	$102,132
Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	60,000	53,001
Brixmor Operating Partnership L.P.:
4.05%, 7/1/2030	150,000	126,651
4.13%, 5/15/2029	125,000	108,495
Broadstone Net Lease LLC 2.60%, 9/15/2031 (a)	100,000	73,523
Camden Property Trust 3.15%, 7/1/2029	100,000	87,239
Corporate Office Properties L.P.:
2.00%, 1/15/2029	50,000	37,716
2.90%, 12/1/2033	65,000	45,091
Crown Castle, Inc.:
3.30%, 7/1/2030	50,000	41,903
3.65%, 9/1/2027	249,000	225,599
3.80%, 2/15/2028	100,000	90,591
4.15%, 7/1/2050	100,000	74,137
4.30%, 2/15/2029	229,000	209,881
REIT, 1.35%, 7/15/2025	100,000	89,769
CubeSmart L.P. 2.50%, 2/15/2032	225,000	169,121
Digital Realty Trust L.P.:
3.70%, 8/15/2027	71,000	65,690
4.45%, 7/15/2028 (a)	100,000	93,787
Digital Realty Trust LP 5.55%, 1/15/2028 (a)	100,000	99,172
Duke Realty L.P. 2.25%, 1/15/2032	100,000	78,004
EPR Properties:
3.60%, 11/15/2031	245,000	175,008
3.75%, 8/15/2029	50,000	38,316
4.75%, 12/15/2026	50,000	44,394
Equinix, Inc.:
1.00%, 9/15/2025 (a)	239,000	210,549
1.25%, 7/15/2025	75,000	67,081
1.45%, 5/15/2026	132,000	114,395
2.00%, 5/15/2028	35,000	28,631
2.15%, 7/15/2030	50,000	38,330
2.50%, 5/15/2031 (a)	100,000	77,017
3.00%, 7/15/2050	55,000	33,802
3.20%, 11/18/2029 (a)	150,000	126,813
ERP Operating L.P.:
3.00%, 7/1/2029	135,000	117,220
3.25%, 8/1/2027	100,000	89,793
3.38%, 6/1/2025	50,000	47,685
Essex Portfolio L.P.:
1.70%, 3/1/2028	85,000	68,938
2.65%, 3/15/2032	130,000	101,299
2.65%, 9/1/2050	20,000	11,199
3.50%, 4/1/2025	75,000	72,179
4.00%, 3/1/2029	33,000	29,980
4.50%, 3/15/2048	75,000	60,106

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Federal Realty Investment Trust 3.95%, 1/15/2024	$55,000	$54,337
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	110,000	82,533
4.00%, 1/15/2030	50,000	41,561
5.25%, 6/1/2025	205,000	198,411
5.30%, 1/15/2029	50,000	45,428
5.38%, 4/15/2026	182,000	174,034
5.75%, 6/1/2028	34,000	31,998
Healthcare Realty Holdings L.P.:
2.00%, 3/15/2031	200,000	147,518
3.50%, 8/1/2026	95,000	87,668
COR, 3.63%, 1/15/2028	45,000	39,534
Healthpeak Properties, Inc.:
3.00%, 1/15/2030	185,000	154,740
3.50%, 7/15/2029	110,000	96,789
4.00%, 6/1/2025	50,000	48,350
Highwoods Realty L.P.:
2.60%, 2/1/2031	50,000	37,444
3.05%, 2/15/2030	200,000	161,580
4.13%, 3/15/2028	20,000	18,139
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	75,000	73,008
Series H, 3.38%, 12/15/2029	100,000	81,388
Series J, 2.90%, 12/15/2031	20,000	14,678
Hudson Pacific Properties L.P. 3.25%, 1/15/2030	200,000	158,790
Invitation Homes Operating Partnership L.P. 2.70%, 1/15/2034	25,000	17,643
Kilroy Realty L.P.:
2.65%, 11/15/2033	25,000	17,485
3.05%, 2/15/2030	150,000	119,962
3.45%, 12/15/2024	65,000	62,302
4.25%, 8/15/2029	80,000	70,583
Kimco Realty Corp.:
1.90%, 3/1/2028	100,000	82,492
2.70%, 3/1/2024	100,000	96,917
3.20%, 4/1/2032	50,000	40,616
4.13%, 12/1/2046	50,000	37,104
4.45%, 9/1/2047	72,000	55,639
Life Storage L.P. 2.40%, 10/15/2031	120,000	90,412
LXP Industrial Trust 2.38%, 10/1/2031	131,000	95,460
Mid-America Apartments L.P.:
2.75%, 3/15/2030 (a)	24,000	20,047
2.88%, 9/15/2051	25,000	15,636
3.95%, 3/15/2029	125,000	113,832
National Retail Properties, Inc.:
3.00%, 4/15/2052	45,000	27,146
3.10%, 4/15/2050	25,000	15,576
3.50%, 4/15/2051	25,000	16,775
4.80%, 10/15/2048	100,000	84,386
Security Description	Principal Amount	Value
Office Properties Income Trust:
4.25%, 5/15/2024	$50,000	$46,010
4.50%, 2/1/2025	151,000	136,228
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	100,000	70,862
3.38%, 2/1/2031	150,000	114,726
3.63%, 10/1/2029	106,000	86,247
Phillips Edison Grocery Center Oprating Part 2.63%, 11/15/2031	100,000	72,658
Prologis L.P. 1.63%, 3/15/2031 (a)	50,000	37,968
Public Storage 3.39%, 5/1/2029	103,000	92,872
Rayonier L.P. 2.75%, 5/17/2031	110,000	85,887
Realty Income Corp.:
3.00%, 1/15/2027	70,000	63,713
3.25%, 6/15/2029	100,000	87,801
3.40%, 1/15/2028	300,000	272,886
3.88%, 4/15/2025	50,000	48,604
3.95%, 8/15/2027	110,000	103,344
Regency Centers L.P.:
4.40%, 2/1/2047	80,000	61,900
4.65%, 3/15/2049	50,000	39,564
Sabra Health Care L.P. 5.13%, 8/15/2026	246,000	230,928
Safehold Operating Partnership L.P. 2.80%, 6/15/2031	100,000	75,043
Simon Property Group L.P.:
1.75%, 2/1/2028	167,000	138,608
2.45%, 9/13/2029	250,000	203,745
2.65%, 2/1/2032	100,000	78,086
3.25%, 9/13/2049	130,000	84,088
3.38%, 10/1/2024	275,000	266,816
3.38%, 12/1/2027	50,000	45,327
3.80%, 7/15/2050	204,000	142,722
SITE Centers Corp. 4.70%, 6/1/2027	60,000	55,741
Spirit Realty L.P.:
3.40%, 1/15/2030	106,000	86,564
4.00%, 7/15/2029	115,000	99,369
STORE Capital Corp.:
2.70%, 12/1/2031	250,000	216,267
2.75%, 11/18/2030	20,000	17,634
4.63%, 3/15/2029	20,000	19,235
Sun Communities Operating L.P. 4.20%, 4/15/2032	50,000	41,927
Tanger Properties L.P. 2.75%, 9/1/2031	100,000	71,403
UDR, Inc. Series MTN, 2.10%, 6/15/2033	100,000	69,724

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Ventas Realty L.P.:
2.65%, 1/15/2025	$25,000	$23,522
3.25%, 10/15/2026	40,000	36,733
4.75%, 11/15/2030	73,000	67,492
4.88%, 4/15/2049	100,000	84,788
VICI Properties LP:
4.38%, 5/15/2025	20,000	19,012
4.75%, 2/15/2028	50,000	45,944
4.95%, 2/15/2030	160,000	144,674
5.13%, 5/15/2032	200,000	177,426
5.63%, 5/15/2052	30,000	24,822
Welltower, Inc.:
2.05%, 1/15/2029	124,000	99,364
2.80%, 6/1/2031	274,000	217,361
4.00%, 6/1/2025	50,000	48,052
4.13%, 3/15/2029	90,000	81,667
4.50%, 1/15/2024	75,000	74,356
4.95%, 9/1/2048	64,000	54,592
6.50%, 3/15/2041	100,000	98,913
Weyerhaeuser Co.:
3.38%, 3/9/2033	30,000	24,378
4.00%, 3/9/2052	20,000	14,668
7.38%, 3/15/2032	134,000	144,954
WP Carey, Inc.:
2.25%, 4/1/2033	100,000	71,028
2.40%, 2/1/2031	150,000	115,240
4.00%, 2/1/2025	50,000	48,429
		13,862,114
RETAIL — 2.7%
Advance Auto Parts, Inc.:
3.50%, 3/15/2032	55,000	43,954
3.90%, 4/15/2030	25,000	21,511
AutoNation, Inc.:
3.50%, 11/15/2024	135,000	129,061
3.85%, 3/1/2032	100,000	79,491
4.75%, 6/1/2030	150,000	131,974
AutoZone, Inc.:
1.65%, 1/15/2031	20,000	14,869
3.13%, 4/18/2024	75,000	72,979
3.63%, 4/15/2025 (a)	142,000	136,718
4.00%, 4/15/2030	25,000	22,458
4.75%, 8/1/2032	35,000	32,818
Best Buy Co., Inc. 4.45%, 10/1/2028 (a)	102,000	95,502
Costco Wholesale Corp. 1.38%, 6/20/2027	270,000	233,318
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (a)	125,000	95,239
Dollar General Corp. 3.50%, 4/3/2030 (a)	282,000	247,365
Dollar Tree, Inc.:
3.38%, 12/1/2051	100,000	65,278
4.00%, 5/15/2025	174,000	168,646
4.20%, 5/15/2028	100,000	93,168
Security Description	Principal Amount	Value
Genuine Parts Co.:
1.75%, 2/1/2025	$50,000	$46,221
1.88%, 11/1/2030	100,000	74,392
2.75%, 2/1/2032	95,000	73,710
Home Depot, Inc.:
0.90%, 3/15/2028	93,000	75,711
1.88%, 9/15/2031 (a)	40,000	31,065
2.50%, 4/15/2027	100,000	90,992
2.95%, 6/15/2029 (a)	397,000	351,059
3.13%, 12/15/2049	110,000	75,583
3.25%, 4/15/2032	132,000	114,427
3.35%, 4/15/2050	107,000	76,806
3.63%, 4/15/2052	330,000	248,949
3.90%, 12/6/2028	75,000	71,209
3.90%, 6/15/2047	305,000	242,765
4.00%, 9/15/2025	20,000	19,682
4.25%, 4/1/2046	100,000	83,954
4.40%, 3/15/2045	108,000	91,918
4.50%, 9/15/2032	60,000	57,407
4.95%, 9/15/2052	40,000	37,500
5.40%, 9/15/2040	128,000	126,118
5.95%, 4/1/2041	115,000	119,470
Kohl's Corp. 3.38%, 5/1/2031	155,000	95,316
Lowe's Cos., Inc.:
1.70%, 10/15/2030	45,000	33,963
2.63%, 4/1/2031	100,000	80,371
3.35%, 4/1/2027	100,000	92,760
3.38%, 9/15/2025	175,000	167,106
3.50%, 4/1/2051	75,000	50,250
3.75%, 4/1/2032	200,000	172,988
4.00%, 4/15/2025	65,000	63,687
4.40%, 9/8/2025	30,000	29,569
4.45%, 4/1/2062	25,000	18,742
4.50%, 4/15/2030	350,000	327,607
5.00%, 4/15/2033	85,000	80,498
5.63%, 4/15/2053	100,000	92,437
5.80%, 9/15/2062	70,000	64,364
6.50%, 3/15/2029	25,000	26,364
McDonald's Corp.:
4.60%, 9/9/2032	70,000	66,930
COR, 5.15%, 9/9/2052	100,000	92,998
Series MTN, 2.13%, 3/1/2030	92,000	75,080
Series MTN, 3.80%, 4/1/2028	50,000	46,954
Series MTN, 4.20%, 4/1/2050 (a)	64,000	51,420
Series MTN, 4.45%, 3/1/2047	50,000	42,016
Series MTN, 4.88%, 7/15/2040	100,000	90,032
Series MTN, 4.88%, 12/9/2045	265,000	235,095
Series MTN, 5.70%, 2/1/2039	176,000	173,751

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 6.30%, 3/1/2038	$466,000	$487,562
O'Reilly Automotive, Inc.:
3.90%, 6/1/2029	180,000	163,791
4.70%, 6/15/2032	75,000	70,293
Starbucks Corp.:
2.25%, 3/12/2030	25,000	20,232
2.55%, 11/15/2030	188,000	153,344
3.00%, 2/14/2032 (a)	245,000	203,186
3.35%, 3/12/2050	115,000	78,140
3.50%, 3/1/2028 (a)	100,000	92,924
3.55%, 8/15/2029	270,000	243,764
3.75%, 12/1/2047	80,000	59,105
Target Corp.:
1.95%, 1/15/2027 (a)	200,000	179,464
2.25%, 4/15/2025	25,000	23,572
2.95%, 1/15/2052	155,000	104,090
4.50%, 9/15/2032	150,000	142,911
6.35%, 11/1/2032	50,000	54,469
7.00%, 1/15/2038	100,000	114,494
TJX Cos., Inc.:
2.25%, 9/15/2026	119,000	108,386
3.88%, 4/15/2030	170,000	155,907
Walgreens Boots Alliance, Inc.:
0.95%, 11/17/2023	100,000	95,837
3.80%, 11/18/2024	300,000	292,377
4.10%, 4/15/2050 (a)	75,000	53,649
Walmart, Inc.:
1.80%, 9/22/2031	55,000	43,826
2.38%, 9/24/2029 (a)	75,000	64,612
2.65%, 9/22/2051 (a)	150,000	101,173
3.25%, 7/8/2029	269,000	246,358
3.55%, 6/26/2025	100,000	97,610
3.63%, 12/15/2047	55,000	44,683
3.70%, 6/26/2028 (a)	50,000	47,550
4.15%, 9/9/2032	95,000	91,041
4.50%, 9/9/2052	100,000	93,836
5.63%, 4/15/2041	150,000	159,078
5.88%, 4/5/2027	50,000	52,671
7.55%, 2/15/2030	133,000	155,293
COR, 3.90%, 9/9/2025	160,000	157,202
COR, 3.95%, 9/9/2027	90,000	87,387
		10,403,402
SAVINGS & LOANS — 0.0% (e)
New York Community Bancorp, Inc. 3 Month USD LIBOR + 2.78%, 5.90%, 11/6/2028 (b)	75,000	71,408
SEMICONDUCTORS — 2.5%
Analog Devices, Inc.:
1.70%, 10/1/2028 (a)	45,000	37,643
2.10%, 10/1/2031	60,000	47,641
2.95%, 10/1/2051	55,000	36,633
Applied Materials, Inc.:
3.30%, 4/1/2027	50,000	46,977
Security Description	Principal Amount	Value
3.90%, 10/1/2025	$100,000	$97,965
4.35%, 4/1/2047	150,000	129,430
5.10%, 10/1/2035	50,000	49,107
5.85%, 6/15/2041	85,000	88,525
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	200,000	177,344
3.88%, 1/15/2027	200,000	184,336
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	175,000	143,600
2.45%, 2/15/2031 (d)	134,000	100,899
2.60%, 2/15/2033 (d)	100,000	71,622
3.14%, 11/15/2035 (d)	100,000	70,113
3.15%, 11/15/2025	50,000	46,988
3.46%, 9/15/2026	115,000	106,749
3.50%, 2/15/2041 (d)	50,000	33,722
3.75%, 2/15/2051 (d)	75,000	48,898
4.00%, 4/15/2029 (d)	50,000	44,077
4.11%, 9/15/2028	335,000	303,071
4.15%, 11/15/2030	350,000	302,512
4.15%, 4/15/2032 (d)	67,000	56,372
4.30%, 11/15/2032	200,000	168,472
4.75%, 4/15/2029	280,000	261,716
Intel Corp.:
1.60%, 8/12/2028	25,000	20,737
2.00%, 8/12/2031 (a)	50,000	38,770
2.45%, 11/15/2029	600,000	501,450
2.80%, 8/12/2041	40,000	26,958
3.05%, 8/12/2051	100,000	63,969
3.15%, 5/11/2027 (a)	44,000	40,962
3.20%, 8/12/2061 (a)	100,000	61,982
3.25%, 11/15/2049	220,000	146,419
3.40%, 3/25/2025 (a)	450,000	436,338
3.70%, 7/29/2025	213,000	207,543
3.73%, 12/8/2047	200,000	148,476
3.75%, 8/5/2027 (a)	50,000	47,464
4.15%, 8/5/2032 (a)	100,000	91,268
4.75%, 3/25/2050	270,000	232,826
4.90%, 8/5/2052	50,000	44,127
5.05%, 8/5/2062	50,000	43,404
KLA Corp.:
4.10%, 3/15/2029	100,000	94,953
4.65%, 11/1/2024	89,000	88,769
4.65%, 7/15/2032 (a)	60,000	57,605
4.95%, 7/15/2052 (a)	137,000	124,437
Lam Research Corp.:
1.90%, 6/15/2030	25,000	19,805
2.88%, 6/15/2050 (a)	50,000	32,821
3.75%, 3/15/2026	50,000	48,030
Marvell Technology, Inc.:
2.45%, 4/15/2028	65,000	53,934
4.88%, 6/22/2028	110,000	103,155
Microchip Technology, Inc.:
0.97%, 2/15/2024	45,000	42,395
4.25%, 9/1/2025	105,000	101,562

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Micron Technology, Inc.:
4.19%, 2/15/2027	$50,000	$46,825
4.66%, 2/15/2030	195,000	174,115
5.33%, 2/6/2029	100,000	94,906
NVIDIA Corp.:
2.00%, 6/15/2031	100,000	78,788
3.50%, 4/1/2040	406,000	316,562
3.50%, 4/1/2050	80,000	58,885
3.70%, 4/1/2060	125,000	89,472
NXP BV/NXP Funding LLC 5.35%, 3/1/2026	50,000	49,570
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	480,000	360,082
2.65%, 2/15/2032	50,000	37,393
3.13%, 2/15/2042	40,000	25,423
3.40%, 5/1/2030	50,000	41,639
4.30%, 6/18/2029	175,000	156,147
Qorvo, Inc.:
1.75%, 12/15/2024 (d)	165,000	151,305
4.38%, 10/15/2029	114,000	97,666
QUALCOMM, Inc.:
2.15%, 5/20/2030 (a)	150,000	123,898
3.25%, 5/20/2027 (a)	163,000	152,679
4.25%, 5/20/2032 (a)	50,000	47,219
4.50%, 5/20/2052	100,000	85,994
4.65%, 5/20/2035	250,000	235,075
4.80%, 5/20/2045	285,000	257,606
Texas Instruments, Inc.:
1.38%, 3/12/2025	265,000	245,907
3.65%, 8/16/2032	55,000	49,718
3.88%, 3/15/2039	100,000	86,424
4.15%, 5/15/2048	150,000	128,343
TSMC Arizona Corp.:
1.75%, 10/25/2026	83,000	72,975
2.50%, 10/25/2031	150,000	119,301
3.25%, 10/25/2051	75,000	53,323
3.88%, 4/22/2027	200,000	190,576
4.25%, 4/22/2032	50,000	46,155
Xilinx, Inc.:
2.38%, 6/1/2030	50,000	41,220
2.95%, 6/1/2024 (a)	188,000	183,065
		9,472,827
SHIPBUILDING — 0.0% (e)
Huntington Ingalls Industries, Inc. 3.84%, 5/1/2025	100,000	95,807
SOFTWARE — 2.5%
Adobe, Inc.:
2.30%, 2/1/2030	50,000	41,648
3.25%, 2/1/2025	276,000	267,844
Autodesk, Inc.:
2.40%, 12/15/2031	50,000	38,914
2.85%, 1/15/2030	50,000	42,046
Security Description	Principal Amount	Value
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	$185,000	$153,641
Electronic Arts, Inc. 1.85%, 2/15/2031	60,000	46,280
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	125,000	108,069
2.25%, 3/1/2031	50,000	38,551
4.70%, 7/15/2027	100,000	96,280
COR, 5.63%, 7/15/2052	100,000	88,829
Fiserv, Inc.:
2.65%, 6/1/2030	56,000	45,395
2.75%, 7/1/2024	189,000	181,472
3.50%, 7/1/2029	197,000	171,666
3.80%, 10/1/2023 (a)	50,000	49,492
4.20%, 10/1/2028	237,000	219,488
4.40%, 7/1/2049	168,000	130,225
Intuit, Inc. 1.35%, 7/15/2027	200,000	169,688
Microsoft Corp.:
2.40%, 8/8/2026	605,000	560,169
2.53%, 6/1/2050	354,000	232,829
2.68%, 6/1/2060	307,000	194,448
2.70%, 2/12/2025	150,000	144,024
2.88%, 2/6/2024	225,000	220,556
2.92%, 3/17/2052	492,000	347,869
3.04%, 3/17/2062	381,000	259,930
3.50%, 2/12/2035 (a)	100,000	89,952
3.50%, 11/15/2042 (a)	25,000	20,452
3.70%, 8/8/2046	150,000	124,557
4.20%, 11/3/2035	200,000	189,404
4.50%, 2/6/2057	150,000	138,339
Oracle Corp.:
2.30%, 3/25/2028 (a)	505,000	421,508
2.50%, 4/1/2025	484,000	451,509
2.65%, 7/15/2026	32,000	28,795
2.88%, 3/25/2031	75,000	59,081
2.95%, 5/15/2025	227,000	213,462
3.25%, 11/15/2027	188,000	167,482
3.25%, 5/15/2030	110,000	90,559
3.60%, 4/1/2050	448,000	280,296
3.65%, 3/25/2041	289,000	196,173
3.80%, 11/15/2037	190,000	138,390
3.85%, 4/1/2060	363,000	219,390
3.95%, 3/25/2051	250,000	165,967
4.00%, 7/15/2046	804,000	544,147
4.00%, 11/15/2047	150,000	100,728
4.10%, 3/25/2061	145,000	91,779
4.13%, 5/15/2045	184,000	124,936
4.38%, 5/15/2055	150,000	101,731
4.50%, 7/8/2044	50,000	36,743
5.38%, 7/15/2040	200,000	166,544
6.13%, 7/8/2039	180,000	163,714
6.50%, 4/15/2038	50,000	47,645

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Roper Technologies, Inc.:
1.00%, 9/15/2025	$25,000	$22,182
1.75%, 2/15/2031	50,000	36,980
2.95%, 9/15/2029 (a)	120,000	101,197
3.80%, 12/15/2026	50,000	47,362
4.20%, 9/15/2028	50,000	46,783
Salesforce, Inc.:
1.95%, 7/15/2031 (a)	80,000	63,085
2.70%, 7/15/2041	100,000	68,937
2.90%, 7/15/2051	80,000	52,810
3.05%, 7/15/2061	325,000	203,092
3.70%, 4/11/2028 (a)	201,000	190,876
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027 (a)	70,000	65,019
VMware, Inc.:
1.00%, 8/15/2024	215,000	199,047
1.40%, 8/15/2026	40,000	34,264
2.20%, 8/15/2031	115,000	83,957
3.90%, 8/21/2027	100,000	92,119
Workday, Inc. 3.80%, 4/1/2032	100,000	86,992
		9,617,338
TELECOMMUNICATIONS — 4.5%
America Movil SAB de CV:
2.88%, 5/7/2030	25,000	20,966
3.63%, 4/22/2029	150,000	134,716
6.13%, 3/30/2040	402,000	400,376
AT&T, Inc.:
1.65%, 2/1/2028	233,000	191,752
1.70%, 3/25/2026	150,000	133,350
2.30%, 6/1/2027	25,000	21,895
3.50%, 6/1/2041	55,000	39,652
3.50%, 9/15/2053	375,000	249,859
3.55%, 9/15/2055	350,000	229,838
3.65%, 6/1/2051	275,000	187,539
3.65%, 9/15/2059	250,000	162,310
3.80%, 12/1/2057	451,000	305,156
3.85%, 6/1/2060	300,000	201,822
4.10%, 2/15/2028 (a)	279,000	260,419
4.30%, 2/15/2030	415,000	379,808
4.30%, 12/15/2042	100,000	79,126
4.35%, 3/1/2029	794,000	742,477
4.35%, 6/15/2045	25,000	19,494
4.55%, 3/9/2049	484,000	386,271
4.75%, 5/15/2046	300,000	251,340
4.85%, 3/1/2039	250,000	216,807
5.15%, 2/15/2050 (a)	190,000	166,470
5.45%, 3/1/2047	100,000	92,099
6.00%, 8/15/2040	100,000	97,069
5.15%, 11/15/2046	50,000	43,639
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052	35,000	24,866
Security Description	Principal Amount	Value
Series US-3, 0.75%, 3/17/2024	$100,000	$94,178
Series US-4, 3.65%, 3/17/2051	75,000	52,703
Series US-5, 2.15%, 2/15/2032	40,000	30,416
British Telecommunications PLC:
5.13%, 12/4/2028	100,000	93,853
9.63%, 12/15/2030	250,000	288,920
Cisco Systems, Inc.:
2.95%, 2/28/2026	50,000	47,407
5.90%, 2/15/2039	300,000	312,021
Corning, Inc.:
4.38%, 11/15/2057	162,000	120,765
5.45%, 11/15/2079	280,000	228,673
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	50,000	57,339
Motorola Solutions, Inc.:
2.75%, 5/24/2031	50,000	38,322
4.60%, 2/23/2028	254,000	240,162
Orange SA 5.50%, 2/6/2044	252,000	240,353
Rogers Communications, Inc.:
3.63%, 12/15/2025	175,000	164,876
4.10%, 10/1/2023	100,000	99,141
4.30%, 2/15/2048	100,000	75,610
4.35%, 5/1/2049	92,000	69,354
4.50%, 3/15/2042 (d)	140,000	113,084
4.50%, 3/15/2043	100,000	79,372
4.55%, 3/15/2052 (d)	100,000	80,074
5.00%, 3/15/2044	100,000	81,883
5.45%, 10/1/2043	200,000	176,668
7.50%, 8/15/2038	50,000	55,486
Telefonica Emisiones SA:
4.10%, 3/8/2027	212,000	195,721
7.05%, 6/20/2036	404,000	399,225
Telefonica Europe B.V. 8.25%, 9/15/2030	150,000	162,819
TELUS Corp.:
2.80%, 2/16/2027	68,000	61,773
3.40%, 5/13/2032	50,000	41,673
T-Mobile USA, Inc.:
2.40%, 3/15/2029	400,000	326,336
2.70%, 3/15/2032	55,000	43,050
2.88%, 2/15/2031	175,000	140,443
3.00%, 2/15/2041	175,000	116,734
3.50%, 4/15/2025	327,000	312,828
3.60%, 11/15/2060	135,000	87,299
3.75%, 4/15/2027	100,000	92,430
3.88%, 4/15/2030	275,000	243,705
4.38%, 4/15/2040	376,000	307,478
4.50%, 4/15/2050	396,000	318,495
5.20%, 1/15/2033	1,000,000	956,920
5.65%, 1/15/2053	85,000	80,442

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
COR, 5.80%, 9/15/2062	$115,000	$106,610
Verizon Communications, Inc.:
0.75%, 3/22/2024 (a)	100,000	94,525
0.85%, 11/20/2025	50,000	43,868
1.45%, 3/20/2026 (a)	244,000	215,310
1.50%, 9/18/2030	180,000	135,340
1.68%, 10/30/2030	100,000	75,075
1.75%, 1/20/2031	100,000	74,994
2.10%, 3/22/2028	325,000	274,241
2.63%, 8/15/2026	100,000	90,960
2.65%, 11/20/2040	173,000	112,206
2.88%, 11/20/2050	365,000	224,252
2.99%, 10/30/2056	239,000	141,885
3.00%, 11/20/2060	100,000	58,184
3.40%, 3/22/2041	50,000	36,601
3.55%, 3/22/2051 (a)	105,000	74,142
3.70%, 3/22/2061	245,000	166,722
3.88%, 2/8/2029	150,000	136,941
3.88%, 3/1/2052	250,000	185,790
4.00%, 3/22/2050	600,000	458,082
4.02%, 12/3/2029	183,000	165,932
4.13%, 3/16/2027	378,000	361,546
4.33%, 9/21/2028 (a)	438,000	412,443
4.40%, 11/1/2034	150,000	131,194
4.50%, 8/10/2033	300,000	270,243
4.67%, 3/15/2055	175,000	145,955
6.55%, 9/15/2043	200,000	212,776
Vodafone Group PLC:
4.38%, 5/30/2028	501,000	472,112
4.88%, 6/19/2049	100,000	78,909
5.25%, 5/30/2048	361,000	297,211
		17,021,196
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.55%, 11/19/2026	100,000	92,474
6.35%, 3/15/2040	94,000	90,248
		182,722
TRANSPORTATION — 2.1%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	20,000	13,022
3.40%, 9/1/2024	28,000	27,385
3.55%, 2/15/2050	75,000	56,033
3.65%, 9/1/2025	150,000	145,182
3.90%, 8/1/2046	50,000	39,933
4.05%, 6/15/2048	175,000	142,973
4.15%, 12/15/2048	49,000	40,670
4.45%, 1/15/2053	300,000	259,950
4.55%, 9/1/2044	209,000	182,566
5.40%, 6/1/2041	100,000	97,710
5.75%, 5/1/2040	104,000	105,145
Canadian National Railway Co.:
3.20%, 8/2/2046 (a)	121,000	86,870
3.65%, 2/3/2048	175,000	134,426
Security Description	Principal Amount	Value
3.85%, 8/5/2032	$100,000	$91,354
4.40%, 8/5/2052	50,000	43,146
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	292,000	270,523
1.75%, 12/2/2026	40,000	35,048
2.45%, 12/2/2031	135,000	108,200
2.90%, 2/1/2025	100,000	95,266
6.13%, 9/15/2115	115,000	109,050
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	150,000	139,404
CSX Corp.:
3.40%, 8/1/2024	50,000	48,753
3.80%, 3/1/2028	50,000	46,954
3.80%, 4/15/2050	125,000	94,376
4.10%, 3/15/2044	50,000	40,055
4.25%, 11/1/2066	100,000	76,153
4.30%, 3/1/2048	75,000	61,906
4.50%, 3/15/2049	385,000	326,303
4.75%, 5/30/2042	170,000	150,406
6.00%, 10/1/2036	107,000	108,612
COR, 4.50%, 11/15/2052	100,000	84,085
FedEx Corp.:
3.25%, 5/15/2041	50,000	34,398
4.40%, 1/15/2047	405,000	313,332
4.55%, 4/1/2046	225,000	178,081
4.75%, 11/15/2045	355,000	287,529
5.25%, 5/15/2050 (a)	200,000	175,066
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	115,000	110,522
Kansas City Southern:
3.00%, 5/15/2023	50,000	49,472
3.50%, 5/1/2050	50,000	34,980
4.20%, 11/15/2069	50,000	36,571
4.30%, 5/15/2043	50,000	40,268
Kirby Corp. 4.20%, 3/1/2028	210,000	187,251
Norfolk Southern Corp.:
2.90%, 8/25/2051	25,000	15,835
3.00%, 3/15/2032 (a)	25,000	20,958
3.05%, 5/15/2050	75,000	48,906
3.65%, 8/1/2025	130,000	125,317
3.70%, 3/15/2053	50,000	36,501
3.80%, 8/1/2028 (a)	170,000	158,309
4.05%, 8/15/2052	175,000	135,163
4.10%, 5/15/2121	25,000	16,780
4.15%, 2/28/2048	160,000	127,973
4.55%, 6/1/2053	35,000	29,680
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	50,000	43,737
Series MTN, 2.50%, 9/1/2024	156,000	148,925
Series MTN, 3.35%, 9/1/2025 (a)	150,000	141,885

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.65%, 3/18/2024 (a)	$25,000	$24,489
Union Pacific Corp.:
2.15%, 2/5/2027 (a)	93,000	83,058
2.38%, 5/20/2031 (a)	50,000	40,669
2.95%, 3/10/2052	50,000	33,056
2.97%, 9/16/2062	358,000	217,277
3.25%, 8/15/2025	100,000	96,084
3.55%, 5/20/2061	100,000	69,522
3.70%, 3/1/2029	232,000	215,247
3.75%, 7/15/2025	175,000	170,711
3.75%, 2/5/2070	75,000	52,096
3.80%, 4/6/2071	115,000	81,167
3.85%, 2/14/2072	30,000	21,499
3.95%, 9/10/2028	100,000	94,324
3.95%, 8/15/2059	156,000	118,133
4.30%, 3/1/2049	65,000	54,618
4.50%, 1/20/2033	50,000	47,512
4.95%, 9/9/2052	100,000	93,518
COR, 5.15%, 1/20/2063	50,000	46,406
Series MTN, 3.55%, 8/15/2039	90,000	71,338
United Parcel Service, Inc.:
2.20%, 9/1/2024	75,000	71,764
2.50%, 9/1/2029	100,000	85,476
3.40%, 3/15/2029	100,000	91,922
3.90%, 4/1/2025	225,000	221,033
4.25%, 3/15/2049	50,000	43,091
4.45%, 4/1/2030 (a)	50,000	48,451
5.20%, 4/1/2040	35,000	34,219
		7,985,578
TRUCKING & LEASING — 0.0% (e)
GATX Corp.:
3.25%, 3/30/2025	50,000	47,470
5.20%, 3/15/2044	130,000	109,889
		157,359
WATER — 0.2%
American Water Capital Corp.:
2.80%, 5/1/2030	25,000	21,203
3.85%, 3/1/2024	115,000	113,531
4.20%, 9/1/2048	25,000	20,175
4.30%, 12/1/2042	33,000	27,580
4.45%, 6/1/2032	75,000	69,725
6.59%, 10/15/2037	140,000	148,417
Essential Utilities, Inc.:
3.57%, 5/1/2029	60,000	52,990
4.28%, 5/1/2049	115,000	89,123
5.30%, 5/1/2052	10,000	8,981
Security Description	Principal Amount	Value
United Utilities PLC 6.88%, 8/15/2028	$25,000	$26,009
		577,734
TOTAL CORPORATE BONDS & NOTES (Cost $438,716,788)		376,380,184
	Shares
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (f) (g)	1,106,854	1,107,075
State Street Navigator Securities Lending Portfolio II (h) (i)	12,979,230	12,979,230
TOTAL SHORT-TERM INVESTMENTS (Cost $14,086,192)		14,086,305
TOTAL INVESTMENTS — 102.2% (Cost $452,802,980)		390,466,489
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(8,242,934)
NET ASSETS — 100.0%		$382,223,555
(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2022. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$376,380,184	$—	$376,380,184
Short-Term Investments	14,086,305	—	—	14,086,305
TOTAL INVESTMENTS	$14,086,305	$376,380,184	$—	$390,466,489

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,584,805	$2,584,546	$9,445,992	$10,923,865	$202	$200	1,106,854	$1,107,075	$11,261
State Street Navigator Securities Lending Portfolio II	13,521,900	13,521,900	75,073,433	75,616,102	—	—	12,979,230	12,979,230	15,958
Total		$16,106,446	$84,519,425	$86,539,967	$202	$200		$14,086,305	$27,219
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.8%
ADVERTISING — 0.8%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$610,000	$482,888
Clear Channel International BV 6.63%, 8/1/2025 (a) (b)	228,000	212,054
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	576,000	488,189
7.50%, 6/1/2029 (a) (b)	595,000	432,208
7.75%, 4/15/2028 (a) (b)	755,000	565,691
CMG Media Corp. 8.88%, 12/15/2027 (a)	768,000	586,921
Lamar Media Corp.:
3.63%, 1/15/2031	281,000	223,316
3.75%, 2/15/2028	367,000	317,653
4.00%, 2/15/2030 (b)	308,000	258,230
4.88%, 1/15/2029 (b)	229,000	204,392
National CineMedia LLC 5.88%, 4/15/2028 (a) (b)	464,000	265,204
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	371,000	291,235
4.63%, 3/15/2030 (a)	187,000	145,867
5.00%, 8/15/2027 (a)	391,000	340,264
6.25%, 6/15/2025 (a) (b)	298,000	290,443
Stagwell Global LLC 5.63%, 8/15/2029 (a)	675,000	555,376
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	421,000	347,397
		6,007,328
AEROSPACE & DEFENSE — 2.3%
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	460,000	385,880
7.13%, 6/15/2026 (a)	673,000	617,942
7.45%, 5/1/2034 (a)	350,000	328,157
7.50%, 12/1/2024 (a)	312,000	310,022
7.50%, 3/15/2025 (a)	766,000	744,989
7.88%, 4/15/2027 (a) (b)	1,185,000	1,090,318
Hexcel Corp.:
4.20%, 2/15/2027	155,000	143,488
4.95%, 8/15/2025	162,000	159,078
Howmet Aerospace, Inc.:
5.13%, 10/1/2024	765,000	747,558
5.90%, 2/1/2027	413,000	397,818
5.95%, 2/1/2037	452,000	409,191
6.75%, 1/15/2028	247,000	245,763
6.88%, 5/1/2025	332,000	334,231
Moog, Inc. 4.25%, 12/15/2027 (a)	303,000	268,294
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	566,000	487,071
Security Description	Principal Amount	Value
5.75%, 10/15/2027 (a)	$578,000	$502,294
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	198,000	174,620
4.60%, 6/15/2028	359,000	259,352
5.50%, 1/15/2025 (a)	310,000	292,950
7.50%, 4/15/2025 (a)	916,000	863,761
TransDigm UK Holdings PLC 6.88%, 5/15/2026	390,000	370,937
TransDigm, Inc.:
4.63%, 1/15/2029	858,000	692,766
4.88%, 5/1/2029	440,000	354,666
5.50%, 11/15/2027	1,531,000	1,329,628
6.25%, 3/15/2026 (a)	2,730,000	2,647,636
6.38%, 6/15/2026	540,000	510,424
7.50%, 3/15/2027	363,000	345,692
8.00%, 12/15/2025 (a)	607,000	615,808
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	220,000	200,402
7.75%, 8/15/2025 (b)	488,000	380,259
8.88%, 6/1/2024 (a)	380,000	375,691
		16,586,686
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	281,000	265,688
6.00%, 6/15/2030 (a)	430,000	410,431
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a) (b)	208,000	180,492
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	564,000	462,598
10.50%, 11/1/2026 (a)	446,000	413,273
		1,732,482
AIRLINES — 1.5%
Air Canada 3.88%, 8/15/2026 (a)	717,000	615,200
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	164,000	154,790
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	232,000	189,507
American Airlines, Inc. 11.75%, 7/15/2025 (a)	1,555,000	1,625,504
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	2,217,600	2,084,012
5.75%, 4/20/2029 (a)	1,933,000	1,686,948
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	368,000	343,160
3.75%, 10/28/2029 (b)	322,000	251,843
4.38%, 4/19/2028 (b)	256,000	218,143
7.38%, 1/15/2026 (b)	548,000	554,472
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	744,000	657,465

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	$394,200	$396,857
United Airlines Holdings, Inc.:
4.88%, 1/15/2025 (b)	221,000	206,368
5.00%, 2/1/2024 (b)	173,000	168,211
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	1,208,000	1,077,814
4.63%, 4/15/2029 (a)	1,181,000	980,702
		11,210,996
APPAREL — 0.4%
Crocs, Inc.:
4.13%, 8/15/2031 (a) (b)	135,000	102,973
4.25%, 3/15/2029 (a)	295,000	235,245
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	614,000	587,721
4.88%, 5/15/2026 (a) (b)	552,000	495,773
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	166,000	131,314
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	303,000	237,879
Under Armour, Inc. 3.25%, 6/15/2026	383,000	331,510
William Carter Co. 5.63%, 3/15/2027 (a)	256,000	239,583
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	359,000	274,071
		2,636,069
AUTO MANUFACTURERS — 3.3%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	692,000	531,324
4.75%, 10/1/2027 (a)	336,000	297,135
5.88%, 6/1/2029 (a)	263,000	239,485
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a) (b)	721,000	705,484
Ford Holdings LLC 9.30%, 3/1/2030	263,000	291,901
Ford Motor Co.:
3.25%, 2/12/2032	1,583,000	1,140,172
4.35%, 12/8/2026 (b)	910,000	839,475
4.75%, 1/15/2043	1,211,000	805,218
5.29%, 12/8/2046	783,000	554,951
6.10%, 8/19/2032	1,025,000	903,568
6.63%, 10/1/2028	252,000	245,219
7.40%, 11/1/2046	242,000	220,936
7.45%, 7/16/2031	642,000	630,771
9.63%, 4/22/2030	453,000	503,066
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	829,000	739,609
2.70%, 8/10/2026	838,000	694,199
2.90%, 2/16/2028	386,000	303,979
2.90%, 2/10/2029	557,000	423,303
3.37%, 11/17/2023	484,000	468,207
3.38%, 11/13/2025	1,288,000	1,139,391
Security Description	Principal Amount	Value
3.63%, 6/17/2031	$637,000	$473,374
3.66%, 9/8/2024	456,000	428,467
3.81%, 1/9/2024	452,000	437,102
3.82%, 11/2/2027	389,000	326,705
4.00%, 11/13/2030	948,000	739,440
4.06%, 11/1/2024	755,000	709,300
4.13%, 8/17/2027	748,000	644,028
4.27%, 1/9/2027	567,000	495,949
4.38%, 8/6/2023	43,000	42,424
4.54%, 8/1/2026	461,000	412,185
4.69%, 6/9/2025	439,000	408,112
4.95%, 5/28/2027	870,000	778,215
5.11%, 5/3/2029	936,000	816,360
5.13%, 6/16/2025	1,030,000	972,011
5.58%, 3/18/2024	959,000	939,571
Series GMTN, 4.39%, 1/8/2026	755,000	683,192
Ford Motor Credit Co., LLC 4.13%, 8/4/2025	867,000	789,629
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	568,000	392,420
5.50%, 7/15/2029 (a)	312,000	217,090
5.88%, 1/15/2028 (a) (b)	391,000	274,990
7.75%, 10/15/2025 (a)	447,000	413,855
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	447,000	414,360
Mclaren Finance PLC 7.50%, 8/1/2026 (a)	477,000	386,475
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	510,000	427,329
Wabash National Corp. 4.50%, 10/15/2028 (a)	358,000	279,405
		24,579,381
AUTO PARTS & EQUIPMENT — 1.4%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	482,000	422,049
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029	278,000	210,668
6.50%, 4/1/2027 (b)	316,000	267,908
6.88%, 7/1/2028	249,000	215,567
Clarios Global L.P. 6.75%, 5/15/2025 (a)	276,000	270,375
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	494,000	471,711
8.50%, 5/15/2027 (a) (b)	1,246,000	1,190,852
Cooper-Standard Automotive, Inc.:
5.63%, 11/15/2026 (a)	250,000	106,802
13.00%, 6/1/2024 (a)	146,000	151,154
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	294,000	280,194

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Dana, Inc.:
4.25%, 9/1/2030	$234,000	$172,020
4.50%, 2/15/2032	176,000	127,472
5.38%, 11/15/2027	281,000	238,086
5.63%, 6/15/2028 (b)	176,000	146,643
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	299,000	263,853
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	450,000	329,683
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	398,000	352,194
5.00%, 5/31/2026 (b)	536,000	497,590
5.00%, 7/15/2029 (b)	566,000	463,678
5.25%, 4/30/2031 (b)	300,000	242,349
5.25%, 7/15/2031 (b)	429,000	343,281
5.63%, 4/30/2033 (b)	305,000	243,729
9.50%, 5/31/2025	488,000	506,915
IHO Verwaltungs GmbH:
6.38%, 5/15/2029 (a)	224,000	194,056
4.75%, 9/15/2026 (a)	366,000	310,675
6.00%, 5/15/2027 (a)	274,000	240,438
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	346,000	250,120
Tenneco, Inc.:
5.00%, 7/15/2026	257,000	252,192
5.13%, 4/15/2029 (a)	347,000	343,499
7.88%, 1/15/2029 (a)	462,000	457,574
Titan International, Inc. 7.00%, 4/30/2028	293,000	266,240
Wheel Pros, Inc. 6.50%, 5/15/2029 (a) (b)	251,000	114,810
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	587,000	534,628
		10,479,005
BANKS — 1.3%
Commerzbank AG 8.13%, 9/19/2023 (a)	393,000	386,877
Deutsche Bank AG:
4.50%, 4/1/2025	713,000	663,753
5 Year USD ISDA + 2.55%, 4.88%, 12/1/2032 (c)	627,000	499,431
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	459,000	302,394
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	727,000	495,559
SOFR + 5.44%, 5.88%, 7/8/2031 (c)	356,000	287,100
USD 5 Year Swap Rate + 2.25%, 4.30%, 5/24/2028 (c)	298,000	266,647
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	421,000	453,110
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	376,000	268,272
7.63%, 5/1/2026 (a) (b)	369,000	275,477
8.13%, 11/15/2024 (a)	291,000	253,109
Security Description	Principal Amount	Value
8.25%, 4/15/2025 (a)	$330,000	$273,408
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	1,197,000	1,117,292
5.71%, 1/15/2026 (a)	918,000	837,868
1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	375,000	253,579
1 year CMT + 2.75%, 4.95%, 6/1/2042 (a) (c)	694,000	417,566
Standard Chartered PLC 3 Month USD LIBOR + 1.46%, 7.01%, 7/30/2037 (a) (c)	400,000	397,244
Synovus Financial Corp. USD 5 Year Swap Rate + 3.38%, 5.90%, 2/7/2029 (c)	158,000	155,586
Texas Capital Bancshares, Inc. 5 Year CMT + 3.15%, 4.00%, 5/6/2031 (c)	228,000	196,463
UniCredit SpA:
5 Year CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	1,044,000	776,297
5 Year USD ISDA + 3.70%, 5.86%, 6/19/2032 (a) (c)	631,000	523,137
5 Year USD ISDA + 4.91%, 7.30%, 4/2/2034 (a) (c)	745,000	634,822
		9,734,991
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	456,000	377,801
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a) (b)	428,000	327,634
		705,435
BIOTECHNOLOGY — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	311,000	205,870
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a)	533,000	411,641
		617,511
BUILDING MATERIALS — 1.2%
Boise Cascade Co. 4.88%, 7/1/2030 (a)	281,000	234,090
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	698,000	536,057
5.00%, 3/1/2030 (a)	430,000	365,418
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	333,000	187,849
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	307,000	228,316
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	350,000	310,674
Griffon Corp. 5.75%, 3/1/2028	551,000	473,507

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	$221,000	$200,069
Jeld-Wen, Inc.:
4.63%, 12/15/2025 (a)	308,000	249,613
4.88%, 12/15/2027 (a) (b)	312,000	223,866
JELD-WEN, Inc. 6.25%, 5/15/2025 (a) (b)	171,000	161,012
Koppers, Inc. 6.00%, 2/15/2025 (a)	377,000	338,346
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	145,000	114,114
Masonite International Corp.:
3.50%, 2/15/2030 (a)	100,000	77,379
5.38%, 2/1/2028 (a)	451,000	398,932
Miwd Holdco Ii LLC/Miwd Finance Corp. 5.50%, 2/1/2030 (a)	297,000	221,143
New Enterprise Stone & Lime Co., Inc.:
5.25%, 7/15/2028 (a)	389,000	322,026
9.75%, 7/15/2028 (a)	256,000	215,649
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	343,000	282,992
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	679,000	552,597
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	638,000	450,313
4.38%, 7/15/2030 (a)	943,000	721,008
4.75%, 1/15/2028 (a)	644,000	545,037
5.00%, 2/15/2027 (a)	714,000	631,669
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	269,000	236,693
6.50%, 3/15/2027 (a)	339,000	326,352
Victors Merger Corp. 6.38%, 5/15/2029 (a) (b)	299,000	181,308
		8,786,029
CHEMICALS — 2.3%
Ashland LLC:
3.38%, 9/1/2031 (a)	248,000	191,778
6.88%, 5/15/2043	116,000	110,846
ASP Unifrax Holdings, Inc.:
5.25%, 9/30/2028 (a)	389,000	299,230
7.50%, 9/30/2029 (a)	344,000	227,040
Avient Corp. 7.13%, 8/1/2030 (a)	351,000	325,338
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a) (b)	372,000	291,354
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a) (b)	311,000	278,106
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	397,000	326,167
Security Description	Principal Amount	Value
Chemours Co.:
4.63%, 11/15/2029 (a)	$311,000	$231,331
5.38%, 5/15/2027 (b)	306,000	266,300
5.75%, 11/15/2028 (a)	500,000	408,800
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	384,000	324,253
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	381,000	333,646
Diamond BC B.V. 4.63%, 10/1/2029 (a) (b)	85,000	60,342
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	493,000	397,038
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	222,000	225,044
GPD Cos, Inc. 10.13%, 4/1/2026 (a)	371,000	340,682
HB Fuller Co.:
4.00%, 2/15/2027	109,000	98,786
4.25%, 10/15/2028	128,000	107,642
Herens Holdco Sarl 4.75%, 5/15/2028 (a)	336,000	274,882
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	348,000	289,421
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	409,000	340,717
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	304,000	251,423
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	180,000	173,156
Iris Holding, Inc. COR, 10.00%, 12/15/2028 (a)	246,000	202,911
LSF11 A5 Holdco LLC 6.63%, 10/15/2029 (a) (b)	335,000	257,183
Methanex Corp.:
4.25%, 12/1/2024	139,000	133,484
5.13%, 10/15/2027	452,000	380,946
5.25%, 12/15/2029	468,000	372,828
5.65%, 12/1/2044	330,000	223,130
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	238,000	207,605
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a) (b)	489,000	382,080
4.88%, 6/1/2024 (a)	550,000	517,193
5.00%, 5/1/2025 (a)	245,000	219,672
5.25%, 6/1/2027 (a)	654,000	556,469
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	234,000	195,867
Olin Corp.:
5.00%, 2/1/2030	323,000	269,963
5.13%, 9/15/2027	362,000	325,623
5.63%, 8/1/2029	383,000	340,081

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Olympus Water US Holding Corp.:
4.25%, 10/1/2028 (a)	$464,000	$356,505
6.25%, 10/1/2029 (a) (b)	273,000	186,915
Polar US Borrower LLC/Schenectady International Group, Inc. 6.75%, 5/15/2026 (a) (b)	227,000	127,524
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	452,000	399,821
Rayonier AM Products, Inc.:
5.50%, 6/1/2024 (a)	3,000	2,957
7.63%, 1/15/2026 (a)	594,371	514,761
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a) (b)	690,000	569,795
6.63%, 5/1/2029 (a) (b)	380,000	292,836
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	589,000	458,065
SK Invictus Intermediate II S.A.R.L. 5.00%, 10/30/2029 (a)	205,000	165,804
SPCM SA:
3.13%, 3/15/2027 (a)	172,000	150,421
3.38%, 3/15/2030 (a)	130,000	101,704
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
5.13%, 4/1/2029 (a) (b)	415,000	244,862
5.38%, 9/1/2025 (a)	373,000	301,768
Tronox, Inc. 4.63%, 3/15/2029 (a)	722,000	534,208
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	284,000	210,887
4.25%, 2/15/2030 (a)	268,000	253,348
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a)	244,000	167,299
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	477,000	310,603
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	450,000	387,684
5.63%, 10/1/2024 (a)	155,000	150,896
5.63%, 8/15/2029 (a)	772,000	582,883
		17,229,903
COAL — 0.1%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	375,000	364,800
Coronado Finance Pty, Ltd. 10.75%, 5/15/2026 (a)	174,000	181,247
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	289,000	222,799
Security Description	Principal Amount	Value
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (a)	$232,000	$225,794
		994,640
COMMERCIAL SERVICES — 4.3%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	586,000	485,782
4.88%, 7/15/2032 (a)	429,000	346,473
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	217,000	195,860
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	389,000	330,008
Albion Financing 2 SARL 8.75%, 4/15/2027 (a)	327,000	274,265
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	662,000	429,532
6.63%, 7/15/2026 (a)	1,408,000	1,255,148
9.75%, 7/15/2027 (a)	697,000	573,903
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.A.R.L. 4.63%, 6/1/2028 (a)	821,000	629,152
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a)	286,000	239,794
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	208,000	175,342
4.63%, 10/1/2027 (a)	202,000	181,810
APi Group DE, Inc.:
4.13%, 7/15/2029 (a)	312,000	248,558
4.75%, 10/15/2029 (a)	141,000	115,462
Aptim Corp. 7.75%, 6/15/2025 (a)	274,000	188,602
APX Group, Inc.:
5.75%, 7/15/2029 (a) (b)	452,000	357,744
6.75%, 2/15/2027 (a)	374,000	351,141
ASGN, Inc. 4.63%, 5/15/2028 (a)	280,000	243,225
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	220,000	180,451
5.38%, 3/1/2029 (a) (b)	379,000	311,273
5.75%, 7/15/2027 (a) (b)	296,000	260,154
5.75%, 7/15/2027 (a)	213,000	190,814
Block, Inc.:
2.75%, 6/1/2026	585,000	502,743
3.50%, 6/1/2031 (b)	514,000	399,080
Brink's Co.:
4.63%, 10/15/2027 (a)	237,000	210,743
5.50%, 7/15/2025 (a)	249,000	237,678
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	124,000	98,782
Cimpress PLC 7.00%, 6/15/2026 (a)	402,000	276,463

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CoreCivic, Inc.:
4.75%, 10/15/2027	$146,000	$118,536
8.25%, 4/15/2026	395,000	393,744
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	677,000	460,590
CPI CG, Inc. 8.63%, 3/15/2026 (a)	195,000	182,812
Deluxe Corp. 8.00%, 6/1/2029 (a) (b)	362,000	293,998
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	198,000	170,068
6.00%, 6/1/2029 (a)	155,000	113,765
9.50%, 11/1/2027 (a)	623,000	546,776
Gartner, Inc.:
3.63%, 6/15/2029 (a)	418,000	350,205
3.75%, 10/1/2030 (a)	466,000	382,539
4.50%, 7/1/2028 (a)	410,000	366,237
Graham Holdings Co. 5.75%, 6/1/2026 (a)	224,000	217,692
Grand Canyon University:
4.13%, 10/1/2024 (b)	292,000	269,779
5.13%, 10/1/2028	286,000	255,801
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	259,000	218,811
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	659,000	593,153
Hertz Corp.:
4.63%, 12/1/2026 (a)	326,000	266,505
5.00%, 12/1/2029 (a)	469,000	348,870
Korn Ferry 4.63%, 12/15/2027 (a)	146,000	129,267
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	230,000	197,828
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	279,000	217,732
MoneyGram International, Inc. 5.38%, 8/1/2026 (a)	188,000	184,244
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	749,000	618,749
5.75%, 11/1/2028 (a) (b)	824,000	620,398
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	628,000	523,375
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	155,000	152,783
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 7/15/2029 (a) (b)	325,000	324,740
4.75%, 7/15/2031 (a) (b)	392,000	385,536
5.63%, 10/1/2028 (a)	626,000	622,338
5.88%, 10/1/2030 (a)	471,000	467,873
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 6/15/2029 (a) (b)	291,000	203,604
Security Description	Principal Amount	Value
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a) (b)	$420,000	$307,894
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	565,000	475,261
5.25%, 4/15/2024 (a)	390,000	379,977
5.75%, 4/15/2026 (a)	809,000	761,091
6.25%, 1/15/2028 (a)	839,000	718,478
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	367,000	293,673
Rent-A-Center, Inc. 6.38%, 2/15/2029 (a) (b)	256,000	199,841
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	195,000	191,502
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	611,000	547,157
9.25%, 4/15/2025 (a)	531,000	508,363
Service Corp. International:
3.38%, 8/15/2030	497,000	389,653
4.00%, 5/15/2031	378,000	304,853
4.63%, 12/15/2027	181,000	164,607
5.13%, 6/1/2029	457,000	416,108
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	248,000	226,007
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	309,000	154,046
Sotheby's 7.38%, 10/15/2027 (a)	518,000	475,840
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	164,000	135,541
StoneMor, Inc. 8.50%, 5/15/2029 (a)	394,000	332,855
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	456,000	339,114
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	297,000	241,844
United Rentals North America, Inc.:
3.75%, 1/15/2032	537,000	421,631
3.88%, 2/15/2031	520,000	423,316
4.00%, 7/15/2030	452,000	373,253
4.88%, 1/15/2028	1,017,000	933,077
5.25%, 1/15/2030	379,000	342,957
5.50%, 5/15/2027	303,000	293,222
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	735,000	708,040
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	453,000	418,037
WW International, Inc. 4.50%, 4/15/2029 (a) (b)	408,000	214,502
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	406,000	327,610
		31,507,680

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS — 1.2%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	$262,000	$223,386
Booz Allen Hamilton, Inc.:
3.88%, 9/1/2028 (a)	328,000	281,932
4.00%, 7/1/2029 (a)	195,000	167,203
Condor Merger Sub, Inc. 7.38%, 2/15/2030 (a)	1,193,000	976,745
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	496,000	395,129
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029 (b)	447,000	375,619
Diebold Nixdorf, Inc.:
8.50%, 4/15/2024	196,000	99,260
9.38%, 7/15/2025 (a) (b)	493,000	375,060
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	622,000	184,995
KBR, Inc. 4.75%, 9/30/2028 (a)	151,000	130,997
NCR Corp.:
5.00%, 10/1/2028 (a)	344,000	271,743
5.13%, 4/15/2029 (a)	718,000	538,134
5.25%, 10/1/2030 (a)	221,000	167,651
5.75%, 9/1/2027 (a)	326,000	295,757
6.13%, 9/1/2029 (a) (b)	246,000	213,107
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	108,000	95,473
8.25%, 2/1/2028 (a)	506,000	436,283
Science Applications International Corp. 4.88%, 4/1/2028 (a)	164,000	146,906
Seagate HDD Cayman:
3.13%, 7/15/2029	221,797	163,138
3.38%, 7/15/2031	237,000	165,801
4.09%, 6/1/2029	234,000	186,903
4.13%, 1/15/2031	340,000	255,986
4.75%, 1/1/2025	264,000	252,059
4.88%, 3/1/2024	334,000	325,112
4.88%, 6/1/2027	249,000	226,490
5.75%, 12/1/2034	549,000	437,081
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 5.75%, 6/1/2025 (a)	149,000	145,235
Unisys Corp. 6.88%, 11/1/2027 (a) (b)	446,000	349,860
Vericast Corp. 11.00%, 9/15/2026 (a)	738,870	727,322
Virtusa Corp. 7.13%, 12/15/2028 (a)	404,000	302,075
		8,912,442
CONSTRUCTION MATERIALS — 0.2%
Builders FirstSource, Inc. 6.38%, 6/15/2032 (a)	441,000	392,962
Security Description	Principal Amount	Value
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	$506,000	$418,401
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	372,000	312,439
		1,123,802
COSMETICS/PERSONAL CARE — 0.3%
Coty, Inc.:
5.00%, 4/15/2026 (a)	576,000	527,593
6.50%, 4/15/2026 (a) (b)	304,000	279,941
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.75%, 1/15/2029 (a) (b)	282,000	241,051
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	331,000	274,832
5.50%, 6/1/2028 (a)	444,000	398,206
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	558,000	325,638
		2,047,261
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	421,000	368,316
Avient Corp. 5.75%, 5/15/2025 (a)	375,000	361,627
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	273,000	237,764
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a)	226,000	205,084
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	755,000	599,447
IAA, Inc. 5.50%, 6/15/2027 (a) (b)	320,000	292,000
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a) (b)	118,000	113,895
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	173,000	139,495
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	216,000	193,447
Wesco Aircraft Holdings, Inc.:
8.50%, 11/15/2024 (a)	240,000	124,546
REGS, 13.13%, 11/15/2027 (a)	208,000	63,538
		2,699,159
DIVERSIFIED FINANCIAL SERVICES — 3.6%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027 (a)	332,000	325,350
AerCap Holdings NV 5 Year CMT + 4.54%, 5.88%, 10/10/2079 (b) (c)	202,000	180,418
AG Issuer LLC 6.25%, 3/1/2028 (a)	414,000	361,037

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	$241,000	$226,682
Ally Financial, Inc. 5.75%, 11/20/2025	529,000	516,463
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029 (a)	229,000	191,810
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	309,000	239,064
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	406,000	360,248
Burford Capital Global Finance LLC 6.88%, 4/15/2030 (a)	187,000	163,163
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a) (b)	322,000	274,605
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	289,000	202,543
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	564,000	353,160
3.63%, 10/1/2031 (a)	564,000	314,204
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	213,000	198,269
6.63%, 3/15/2026 (b)	344,000	321,416
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	586,000	286,941
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	491,000	471,522
Enova International, Inc.:
8.50%, 9/1/2024 (a)	191,000	177,771
8.50%, 9/15/2025 (a)	251,000	218,179
Finance of America Funding LLC 7.88%, 11/15/2025 (a) (b)	215,000	135,351
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	1,076,279	809,878
goeasy, Ltd.:
4.38%, 5/1/2026 (a)	133,000	117,555
5.38%, 12/1/2024 (a)	372,000	353,318
Hightower Holding LLC 6.75%, 4/15/2029 (a)	20,000	16,403
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	325,000	203,583
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a)	389,000	333,649
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	592,000	436,476
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	289,000	241,948
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	428,000	223,617
6.50%, 11/1/2025 (a)	264,000	157,846
LFS Topco LLC 5.88%, 10/15/2026 (a)	272,000	218,914
Security Description	Principal Amount	Value
LPL Holdings, Inc.:
4.00%, 3/15/2029 (a)	$446,000	$383,154
4.38%, 5/15/2031 (a)	186,000	155,548
4.63%, 11/15/2027 (a) (b)	228,000	206,839
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	327,000	250,374
6.50%, 5/1/2028 (a)	490,000	418,088
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	434,000	314,607
5.50%, 8/15/2028 (a)	541,000	425,783
5.75%, 11/15/2031 (a)	412,000	304,579
6.00%, 1/15/2027 (a)	393,000	335,669
Navient Corp.:
4.88%, 3/15/2028	392,000	299,900
5.00%, 3/15/2027	420,000	346,538
5.50%, 3/15/2029	490,000	372,944
5.88%, 10/25/2024	230,000	220,216
6.75%, 6/25/2025	319,000	299,219
6.75%, 6/15/2026	318,000	289,002
7.25%, 9/25/2023	242,000	242,240
5.63%, 8/1/2033	364,000	245,027
Series MTN, 6.13%, 3/25/2024	536,000	521,892
NFP Corp.:
4.88%, 8/15/2028 (a)	303,000	258,668
6.88%, 8/15/2028 (a)	1,255,000	978,900
7.50%, 10/1/2030 (a)	167,000	159,191
OneMain Finance Corp.:
3.50%, 1/15/2027	402,000	313,861
3.88%, 9/15/2028	354,000	260,827
4.00%, 9/15/2030 (b)	518,000	363,118
5.38%, 11/15/2029	536,000	414,837
6.13%, 3/15/2024	799,000	770,428
6.63%, 1/15/2028	519,000	445,131
6.88%, 3/15/2025	780,000	733,138
7.13%, 3/15/2026	1,002,000	910,137
8.25%, 10/1/2023	117,000	118,615
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	267,000	250,579
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	509,000	368,404
5.38%, 10/15/2025 (a)	455,000	389,580
5.75%, 9/15/2031 (a)	339,000	244,575
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	420,000	367,786
PRA Group, Inc.:
5.00%, 10/1/2029 (a)	262,000	212,781
7.38%, 9/1/2025 (a)	302,000	292,427
Provident Funding Associates L.P. / PFG Finance Corp. 6.38%, 6/15/2025 (a)	252,000	226,591

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	$747,000	$616,312
3.63%, 3/1/2029 (a)	475,000	365,512
3.88%, 3/1/2031 (a)	768,000	562,406
4.00%, 10/15/2033 (a)	515,000	355,983
SLM Corp.:
3.13%, 11/2/2026	260,000	215,602
4.20%, 10/29/2025	308,000	276,282
StoneX Group,Inc. 8.63%, 6/15/2025 (a)	311,000	314,710
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	556,000	485,282
5.50%, 4/15/2029 (a)	480,000	364,714
5.75%, 6/15/2027 (a)	297,000	237,496
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.38%, 2/1/2030 (a)	559,000	450,945
World Acceptance Corp. 7.00%, 11/1/2026 (a)	190,000	119,482
		26,707,302
ELECTRIC — 2.3%
AES Andres B.V. 5.70%, 5/4/2028 (a)	89,000	73,002
Algonquin Power & Utilities Corp. 5 Year CMT + 3.25%, 4.75%, 1/18/2082 (c)	472,000	382,532
Calpine Corp.:
3.75%, 3/1/2031 (a)	484,000	380,589
4.50%, 2/15/2028 (a)	652,000	570,904
4.63%, 2/1/2029 (a)	387,000	316,024
5.00%, 2/1/2031 (a)	583,000	466,085
5.13%, 3/15/2028 (a)	813,000	703,034
5.25%, 6/1/2026 (a)	299,000	281,843
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	509,000	404,650
3.75%, 1/15/2032 (a)	201,000	156,046
4.75%, 3/15/2028 (a)	569,000	508,123
DPL, Inc.:
4.13%, 7/1/2025	151,000	139,696
4.35%, 4/15/2029	321,000	268,356
Drax Finco PLC 6.63%, 11/1/2025 (a)	243,000	235,664
Electricite de France SA USD 10 year swap rate + 3.04%, 5.63%, 1/22/2024 (a) (c)	911,000	824,318
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (c)	588,000	558,659
FirstEnergy Corp.:
2.05%, 3/1/2025	158,000	144,003
Security Description	Principal Amount	Value
2.65%, 3/1/2030	$362,000	$293,046
Series A, 1.60%, 1/15/2026	190,000	166,716
Series B, 2.25%, 9/1/2030	288,000	223,678
Series B, 4.40%, 7/15/2027	923,000	855,280
Series C, 3.40%, 3/1/2050	509,000	333,527
Series C, 5.35%, 7/15/2047	376,000	317,224
Series C, 7.38%, 11/15/2031	486,000	535,674
InterGen NV 7.00%, 6/30/2023 (a)	179,000	174,326
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	215,000	173,075
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	191,000	174,983
4.25%, 7/15/2024 (a)	216,000	207,073
4.50%, 9/15/2027 (a)	380,000	347,126
NRG Energy, Inc.:
3.38%, 2/15/2029 (a) (b)	303,000	245,609
3.63%, 2/15/2031 (a)	697,000	544,197
3.88%, 2/15/2032 (a)	668,000	522,283
5.25%, 6/15/2029 (a)	506,000	445,594
5.75%, 1/15/2028	516,000	478,497
6.63%, 1/15/2027	166,000	163,351
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	269,000	233,957
PG&E Corp.:
5.00%, 7/1/2028 (b)	685,000	592,532
5.25%, 7/1/2030	494,000	421,095
Pike Corp. 5.50%, 9/1/2028 (a)	426,000	345,103
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	211,000	198,713
TransAlta Corp. 6.50%, 3/15/2040	202,000	185,016
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	766,000	640,230
5.00%, 7/31/2027 (a)	787,000	710,574
5.50%, 9/1/2026 (a)	579,000	540,786
5.63%, 2/15/2027 (a)	760,000	711,755
		17,194,548
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	491,000	366,944
4.75%, 6/15/2028 (a)	363,000	287,721
6.50%, 12/31/2027 (a)	114,000	101,159
EnerSys 4.38%, 12/15/2027 (a)	238,000	210,228
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	885,000	885,026
7.25%, 6/15/2028 (a)	752,000	740,126
		2,591,204

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONICS — 0.6%
Atkore, Inc. 4.25%, 6/1/2031 (a)	$251,000	$200,762
Coherent Corp. 5.00%, 12/15/2029 (a)	419,000	347,125
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,270,000	1,072,909
Likewize Corp. 9.75%, 10/15/2025 (a)	379,000	350,162
Sensata Technologies B.V.:
4.00%, 4/15/2029 (a)	660,000	547,015
5.00%, 10/1/2025 (a)	314,000	299,543
5.63%, 11/1/2024 (a)	167,000	166,015
Sensata Technologies BV 5.88%, 9/1/2030 (a)	175,000	163,616
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	536,000	422,840
4.38%, 2/15/2030 (a)	291,000	243,040
TTM Technologies, Inc. 4.00%, 3/1/2029 (a) (b)	419,000	337,668
		4,150,695
ENERGY-ALTERNATE SOURCES — 0.2%
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	239,000	202,887
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	339,000	321,165
Sunnova Energy Corp. 5.88%, 9/1/2026 (a) (b)	231,000	206,456
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	280,000	237,832
5.00%, 1/31/2028 (a)	433,000	381,529
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	303,738	280,955
		1,630,824
ENGINEERING & CONSTRUCTION — 0.8%
AECOM 5.13%, 3/15/2027	580,000	542,352
Arcosa, Inc. 4.38%, 4/15/2029 (a)	174,000	147,844
Artera Services LLC 9.03%, 12/4/2025 (a)	682,000	549,119
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	661,000	477,321
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	236,000	212,990
Cellnex Finance Co. SA 3.88%, 7/7/2041 (a)	321,000	204,952
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	326,000	276,944
Fluor Corp.:
3.50%, 12/15/2024 (b)	178,000	169,132
4.25%, 9/15/2028 (b)	381,000	331,424
Security Description	Principal Amount	Value
Global Infrastructure Solutions, Inc.:
5.63%, 6/1/2029 (a)	$268,000	$199,454
7.50%, 4/15/2032 (a)	246,000	187,127
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	383,000	297,560
HTA Group, Ltd. 7.00%, 12/18/2025 (a)	478,000	418,351
IEA Energy Services LLC 6.63%, 8/15/2029 (a)	201,000	195,975
INNOVATE Corp. 8.50%, 2/1/2026 (a)	240,000	176,388
Promontoria Holding 264 BV 7.88%, 3/1/2027 (a)	238,000	221,680
Railworks Holdings L.P./Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	191,000	178,417
TopBuild Corp.:
3.63%, 3/15/2029 (a)	309,000	244,450
4.13%, 2/15/2032 (a)	196,000	150,393
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	474,000	355,372
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	145,000	125,788
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	234,000	189,828
		5,852,861
ENTERTAINMENT — 3.1%
Affinity Gaming 6.88%, 12/15/2027 (a)	440,000	358,442
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	407,000	201,648
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a)	468,000	363,809
10.00%, 6/15/2026 (a)	906,498	618,776
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	338,000	316,686
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	274,000	230,026
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	654,000	501,703
6.25%, 7/1/2025 (a)	2,093,600	2,017,707
8.13%, 7/1/2027 (a) (b)	1,015,000	970,807
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	518,000	499,953
CCM Merger, Inc. 6.38%, 5/1/2026 (a)	317,000	292,423
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	709,000	620,212
Cedar Fair L.P. 5.25%, 7/15/2029 (b)	283,000	243,199

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027 (b)	$201,000	$186,814
5.50%, 5/1/2025 (a)	678,000	652,941
6.50%, 10/1/2028	230,000	213,210
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	447,000	388,564
5.50%, 4/1/2027 (a)	226,000	209,500
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	397,000	305,110
5.88%, 3/15/2026 (a)	210,000	176,209
8.75%, 5/1/2025 (a)	220,000	223,650
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	282,000	236,869
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	217,000	178,910
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	106,000	104,574
International Game Technology PLC:
4.13%, 4/15/2026 (a)	611,000	558,026
5.25%, 1/15/2029 (a)	325,000	288,603
6.25%, 1/15/2027 (a)	389,000	376,910
6.50%, 2/15/2025 (a)	224,000	223,438
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	319,000	273,986
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a) (b)	617,000	459,733
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	328,000	278,088
4.75%, 10/15/2027 (a)	415,000	360,847
4.88%, 11/1/2024 (a) (b)	361,000	348,881
5.63%, 3/15/2026 (a)	131,000	124,843
6.50%, 5/15/2027 (a)	722,000	696,557
Merlin Entertainments, Ltd. 5.75%, 6/15/2026 (a)	236,000	219,921
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	342,000	281,979
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a) (b)	88,000	89,038
8.00%, 2/1/2026 (a)	739,000	618,358
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	237,000	200,554
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027 (a)	479,000	520,481
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	99,000	76,238
5.63%, 1/15/2027 (a)	378,000	335,369
Security Description	Principal Amount	Value
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	$463,000	$320,405
5.88%, 9/1/2031 (a)	467,000	315,118
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/1/2026 (a)	363,000	314,144
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a) (b)	742,000	565,849
4.63%, 4/6/2031 (a) (b)	246,000	176,099
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. 6.63%, 3/1/2030 (a)	448,000	358,906
Scientific Games International, Inc.:
7.00%, 5/15/2028 (a)	356,000	335,384
7.25%, 11/15/2029 (a)	434,000	403,954
8.63%, 7/1/2025 (a)	190,000	194,801
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	370,000	308,121
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	297,000	283,329
5.50%, 4/15/2027 (a) (b)	222,000	196,159
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	329,000	330,050
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	189,000	164,526
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	386,000	381,121
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	457,000	350,254
3.75%, 12/1/2029 (a)	306,000	254,148
3.88%, 7/15/2030 (a)	330,000	270,788
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	455,000	447,047
REGS, 5.13%, 10/1/2029 (a)	498,000	402,434
		22,816,229
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	195,000	178,168
5.13%, 7/15/2029 (a)	268,000	247,101
Covanta Holding Corp.:
4.88%, 12/1/2029 (a)	519,000	419,715
5.00%, 9/1/2030	191,000	151,549
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	488,000	412,087
3.75%, 8/1/2025 (a)	335,000	309,125

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 8/1/2028 (a)	$465,000	$387,596
4.25%, 6/1/2025 (a)	258,000	242,422
4.38%, 8/15/2029 (a)	335,000	279,222
4.75%, 6/15/2029 (a)	414,000	350,290
5.13%, 12/15/2026 (a)	324,000	302,376
Harsco Corp. 5.75%, 7/31/2027 (a)	352,000	220,813
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	283,000	229,004
5.88%, 6/30/2029 (a)	662,000	461,606
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	278,000	230,145
5.38%, 7/15/2024 (a)	421,000	405,208
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	312,000	276,210
		5,102,637
FOOD — 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	484,000	426,607
3.50%, 3/15/2029 (a)	803,000	648,422
4.63%, 1/15/2027 (a)	724,000	651,897
4.88%, 2/15/2030 (a)	744,000	629,112
5.88%, 2/15/2028 (a)	474,000	437,270
7.50%, 3/15/2026 (a)	377,000	380,646
B&G Foods, Inc.:
5.25%, 4/1/2025 (b)	577,000	502,296
5.25%, 9/15/2027	335,000	271,327
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	518,000	383,698
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	156,000	132,726
7.50%, 4/15/2025 (a) (b)	461,000	423,839
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	299,000	263,153
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	271,000	173,971
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	136,000	111,204
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	385,000	325,548
4.38%, 1/31/2032 (a)	531,000	440,098
4.88%, 5/15/2028 (a)	316,000	287,301
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	589,000	490,390
5.50%, 10/15/2027 (a)	497,000	451,554
6.88%, 5/1/2025 (a)	155,000	154,241
Pilgrim's Pride Corp. 3.50%, 3/1/2032 (a)	105,000	79,193
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	804,000	647,220
Security Description	Principal Amount	Value
4.63%, 4/15/2030 (a)	$950,000	$780,178
5.50%, 12/15/2029 (a)	679,000	587,613
5.63%, 1/15/2028 (a)	545,000	497,574
5.75%, 3/1/2027 (a)	282,000	269,290
Safeway, Inc. 7.25%, 2/1/2031	176,000	167,626
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	256,000	233,065
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	368,000	242,825
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	342,000	279,472
TreeHouse Foods, Inc. 4.00%, 9/1/2028	243,000	194,055
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	280,000	257,250
US Foods, Inc.:
4.63%, 6/1/2030 (a) (b)	330,000	273,705
4.75%, 2/15/2029 (a)	336,000	287,606
6.25%, 4/15/2025 (a)	593,000	584,259
		12,966,231
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	381,000	365,006
5.00%, 2/1/2028 (a) (b)	541,000	478,222
6.38%, 5/1/2025 (a)	1,052,000	1,030,676
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	389,000	317,813
10.50%, 5/15/2029 (a)	352,000	269,826
		2,461,543
FOREST PRODUCTS & PAPER — 0.4%
Ahlstrom-Munksjo Holding 3 Oy 4.88%, 2/4/2028 (a)	301,000	240,782
Clearwater Paper Corp.:
4.75%, 8/15/2028 (a)	199,000	174,616
5.38%, 2/1/2025 (a)	170,000	168,193
Domtar Corp. 6.75%, 10/1/2028 (a)	446,000	343,438
Glatfelter Corp. 4.75%, 11/15/2029 (a) (b)	423,000	242,383
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	347,000	306,273
Mercer International, Inc.:
5.13%, 2/1/2029	502,000	411,299
5.50%, 1/15/2026 (b)	276,000	255,744
Resolute Forest Products, Inc. 4.88%, 3/1/2026 (a)	174,000	169,265
Sylvamo Corp. 7.00%, 9/1/2029 (a)	321,000	275,829
		2,587,822

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
GAS — 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	$532,000	$494,829
5.63%, 5/20/2024	314,000	302,803
5.75%, 5/20/2027	279,000	251,111
5.88%, 8/20/2026	610,000	555,503
		1,604,246
HAND & MACHINE TOOLS — 0.0% (d)
Werner FinCo L.P./Werner FinCo, Inc. 8.75%, 7/15/2025 (a)	213,000	181,148
HEALTH CARE PRODUCTS — 0.8%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	415,000	337,146
4.63%, 7/15/2028 (a)	1,021,000	910,089
Garden Spinco Corp. 8.63%, 7/20/2030 (a)	117,000	121,141
Hologic, Inc.:
3.25%, 2/15/2029 (a)	598,000	491,269
4.63%, 2/1/2028 (a)	138,000	126,389
Medline Borrower L.P. 5.25%, 10/1/2029 (a) (b)	1,518,000	1,146,075
Medline Borrower LP 3.88%, 4/1/2029 (a)	2,777,000	2,230,042
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	238,000	206,984
4.63%, 11/15/2027	312,000	284,896
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	86,000	85,321
		5,939,352
HEALTH CARE SERVICES — 4.9%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	263,000	233,249
5.50%, 7/1/2028 (a)	134,000	122,401
Air Methods Corp. 8.00%, 5/15/2025 (a) (b)	229,000	116,071
Akumin Escrow, Inc. 7.50%, 8/1/2028 (a)	252,000	192,100
Akumin, Inc. 7.00%, 11/1/2025 (a)	321,000	266,388
Cano Health LLC 6.25%, 10/1/2028 (a)	177,000	167,341
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	418,000	326,383
3.50%, 4/1/2030 (a)	273,000	214,848
5.00%, 7/15/2027 (a)	311,000	279,256
Centene Corp.:
2.45%, 7/15/2028	1,392,000	1,132,002
2.50%, 3/1/2031	1,370,000	1,037,720
2.63%, 8/1/2031	800,000	605,616
3.00%, 10/15/2030	1,255,000	993,232
3.38%, 2/15/2030	1,224,000	1,000,669
Security Description	Principal Amount	Value
4.25%, 12/15/2027	$1,494,000	$1,365,636
4.63%, 12/15/2029	2,022,000	1,816,464
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	278,000	231,424
4.00%, 3/15/2031 (a) (b)	451,000	367,006
4.25%, 5/1/2028 (a) (b)	150,000	131,160
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	674,000	453,231
5.25%, 5/15/2030 (a)	877,000	610,208
5.63%, 3/15/2027 (a)	1,153,000	888,064
6.00%, 1/15/2029 (a)	651,000	480,373
6.13%, 4/1/2030 (a)	721,000	339,908
6.88%, 4/1/2028 (a)	563,000	257,212
6.88%, 4/15/2029 (a)	1,077,000	521,397
8.00%, 3/15/2026 (a)	1,343,500	1,169,597
8.00%, 12/15/2027 (a) (b)	464,000	366,769
DaVita, Inc.:
3.75%, 2/15/2031 (a)	928,000	661,386
4.63%, 6/1/2030 (a)	1,725,000	1,330,303
Encompass Health Corp.:
4.50%, 2/1/2028	558,000	481,163
4.63%, 4/1/2031	226,000	178,734
4.75%, 2/1/2030	470,000	390,434
5.75%, 9/15/2025	91,000	90,168
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	536,000	178,901
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	484,000	406,739
Hadrian Merger Sub, Inc. 8.50%, 5/1/2026 (a)	325,000	296,059
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	581,000	553,629
5.00%, 5/15/2027 (a)	547,000	514,601
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	324,000	269,448
6.75%, 4/15/2025 (a)	505,000	477,937
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	167,000	117,540
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	307,000	249,358
ModivCare, Inc. 5.88%, 11/15/2025 (a)	396,000	366,791
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	294,000	246,716
3.88%, 5/15/2032 (a)	521,000	427,402
4.38%, 6/15/2028 (a)	513,000	463,183
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a) (b)	271,000	225,878
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	590,000	526,634
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	435,000	284,642

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	$1,037,000	$927,970
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	525,000	433,624
Select Medical Corp. 6.25%, 8/15/2026 (a)	676,000	636,373
Surgery Center Holdings, Inc.:
6.75%, 7/1/2025 (a) (b)	160,000	148,877
10.00%, 4/15/2027 (a) (b)	304,000	295,555
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	360,000	286,758
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	788,000	652,251
4.38%, 1/15/2030 (a)	886,000	738,951
4.63%, 7/15/2024	471,000	455,725
4.63%, 9/1/2024 (a)	362,000	350,568
4.63%, 6/15/2028 (a)	378,000	331,317
4.88%, 1/1/2026 (a)	1,330,000	1,235,065
5.13%, 11/1/2027 (a)	820,000	737,090
6.13%, 10/1/2028 (a)	1,575,000	1,389,481
6.13%, 6/15/2030 (a)	1,232,000	1,133,144
6.25%, 2/1/2027 (a)	931,000	868,912
6.88%, 11/15/2031	242,000	214,746
Toledo Hospital:
6.02%, 11/15/2048	246,000	164,458
Series B, 5.33%, 11/15/2028	206,000	144,571
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	511,000	429,199
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	350,000	159,463
		36,157,469
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Stena AB 7.00%, 2/1/2024 (a)	259,000	244,993
Stena International SA:
5.75%, 3/1/2024 (a)	222,000	210,838
6.13%, 2/1/2025 (a)	185,000	176,366
		632,197
HOME BUILDERS — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	390,000	285,012
4.63%, 4/1/2030 (a)	218,000	156,158
6.63%, 1/15/2028 (a)	173,000	145,829
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	457,000	353,421
7.25%, 10/15/2029	143,000	113,275
Brookfield Residential Properties, Inc./Brookfield Residential US LLC:
5.00%, 6/15/2029 (a)	431,000	320,871
6.25%, 9/15/2027 (a)	447,000	375,252
Security Description	Principal Amount	Value
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	$191,000	$146,577
6.75%, 6/1/2027	456,000	429,169
Empire Communities Corp. 7.00%, 12/15/2025 (a)	529,000	441,450
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	367,000	304,467
5.00%, 3/1/2028 (a)	264,000	211,665
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	340,000	304,337
K Hovnanian Enterprises, Inc.:
7.75%, 2/15/2026 (a)	19,000	18,240
COR, 10.50%, 2/15/2026 (a)	9,000	8,681
KB Home:
4.00%, 6/15/2031	199,000	146,357
4.80%, 11/15/2029	277,000	223,666
6.88%, 6/15/2027	141,000	134,779
7.25%, 7/15/2030	175,000	158,898
LGI Homes, Inc. 4.00%, 7/15/2029 (a)	166,000	123,111
M/I Homes, Inc.:
3.95%, 2/15/2030	237,000	173,238
4.95%, 2/1/2028	282,000	235,278
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	381,000	291,130
5.25%, 12/15/2027 (a)	272,000	226,467
Meritage Homes Corp.:
3.88%, 4/15/2029 (a)	315,000	250,349
5.13%, 6/6/2027	171,000	151,872
6.00%, 6/1/2025	241,000	233,864
New Home Co., Inc. 7.25%, 10/15/2025 (a)	280,000	227,304
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	328,000	321,706
Shea Homes L.P./Shea Homes Funding Corp.:
4.75%, 2/15/2028 (a)	343,000	278,886
4.75%, 4/1/2029 (a)	245,000	191,137
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	273,000	220,458
5.75%, 1/15/2028 (a)	286,000	251,383
5.88%, 6/15/2027 (a)	282,000	262,570
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	144,000	141,150
5.88%, 4/15/2023 (a)	191,000	191,861
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	124,000	93,180
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	322,000	315,409
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027	123,000	106,306
5.70%, 6/15/2028	197,000	167,724

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	$228,000	$199,869
Winnebago Industries,Inc. 6.25%, 7/15/2028 (a)	224,000	208,074
		9,140,430
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	444,000	324,928
4.00%, 4/15/2029 (a)	533,000	424,476
		749,404
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	394,000	296,772
Central Garden & Pet Co.:
4.13%, 10/15/2030	346,000	275,900
4.13%, 4/30/2031 (a)	199,000	156,273
5.13%, 2/1/2028	134,000	120,978
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	231,000	201,989
7.00%, 12/31/2027 (a) (b)	292,000	223,465
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a)	273,000	185,978
5.00%, 10/1/2029 (a) (b)	102,000	80,470
5.50%, 7/15/2030 (a)	278,000	218,814
5.75%, 7/15/2025	308,000	292,394
		2,053,033
HOUSEWARES — 0.5%
American Greetings Corp. 8.75%, 4/15/2025 (a)	338,000	325,315
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	492,000	451,184
Newell Brands, Inc.:
4.10%, 4/1/2023	326,000	326,182
4.45%, 4/1/2026	822,000	756,265
4.88%, 6/1/2025	386,000	373,617
5.63%, 4/1/2036	227,000	188,115
5.75%, 4/1/2046	387,000	302,781
6.63%, 9/15/2029	18,000	17,603
COR, 6.38%, 9/15/2027 (b)	136,000	134,873
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031 (b)	216,000	151,930
4.38%, 2/1/2032	348,000	247,337
5.25%, 12/15/2026 (b)	15,000	13,764
4.50%, 10/15/2029 (b)	301,000	218,863
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	464,000	274,980
		3,782,809
Security Description	Principal Amount	Value
INSURANCE — 1.2%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	$329,000	$259,611
6.00%, 8/1/2029 (a)	255,000	195,524
7.00%, 11/15/2025 (a)	574,000	524,797
10.13%, 8/1/2026 (a) (b)	313,000	301,147
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	446,000	382,521
5.88%, 11/1/2029 (a)	217,000	178,116
6.75%, 10/15/2027 (a)	739,000	640,395
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	509,000	425,809
Assurant, Inc. 3 Month USD LIBOR + 4.14%, 7.00%, 3/27/2048 (c)	179,000	175,026
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	303,000	236,752
7.00%, 8/15/2025 (a)	308,000	285,815
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	434,000	342,101
Enstar Finance LLC:
5 Year CMT + 4.01%, 5.50%, 1/15/2042 (c)	250,000	199,843
5 Year CMT + 5.47%, 5.75%, 9/1/2040 (c)	277,000	250,776
Genworth Holdings, Inc. 6.50%, 6/15/2034	156,000	126,449
Global Atlantic Fin Co. 5 Year CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	462,000	344,610
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	349,000	321,645
HUB International, Ltd.:
5.63%, 12/1/2029 (a) (b)	306,000	255,562
7.00%, 5/1/2026 (a)	1,037,000	984,040
Liberty Mutual Group, Inc.:
4.30%, 2/1/2061 (a)	476,000	309,981
7.80%, 3/7/2087 (a)	288,000	322,485
5 Year USD + 3.32%, 4.13%, 12/15/2051 (a) (c)	330,000	260,000
MGIC Investment Corp. 5.25%, 8/15/2028	405,000	361,693
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	86,000	83,851
Ohio National Financial Services, Inc. COR, 6.05%, 1/24/2030 (a)	396,000	366,070
ProAssurance Corp. 5.30%, 11/15/2023	166,000	165,205
Ryan Specialty Group LLC 4.38%, 2/1/2030 (a)	253,000	214,794
USI, Inc. 6.88%, 5/1/2025 (a)	383,000	367,715
		8,882,333

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
INTERNET — 1.5%
Acuris Finance Us, Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	$271,000	$226,136
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	252,000	177,970
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	380,000	296,510
6.13%, 12/1/2028 (a) (b)	450,000	345,902
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	50,000	42,118
5.63%, 9/15/2028 (a)	130,000	104,008
Cars.com, Inc. 6.38%, 11/1/2028 (a)	295,000	252,278
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	282,000	249,945
7.00%, 6/15/2027 (a)	251,000	237,775
Endurance International Group Holdings, Inc. 6.00%, 2/15/2029 (a)	487,000	322,901
Getty Images, Inc. 9.75%, 3/1/2027 (a)	176,000	173,840
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	448,000	366,177
5.25%, 12/1/2027 (a)	248,000	228,780
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	349,000	241,606
ION Trading Technologies Sarl 5.75%, 5/15/2028 (a)	257,000	208,892
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a) (b)	331,000	249,961
4.13%, 8/1/2030 (a) (b)	220,000	180,424
4.63%, 6/1/2028 (a)	230,000	201,048
5.00%, 12/15/2027 (a)	192,000	171,364
5.63%, 2/15/2029 (a) (b)	237,000	217,516
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	482,000	384,858
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75%, 4/30/2027 (a)	279,000	243,547
6.00%, 2/15/2028 (a) (b)	63,000	49,116
10.75%, 6/1/2028 (a)	136,000	126,844
NortonLifeLock, Inc.:
5.00%, 4/15/2025 (a)	533,000	506,931
COR, 6.75%, 9/30/2027 (a)	296,000	284,962
COR, 7.13%, 9/30/2030 (a)	147,000	141,817
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	519,000	332,290
Rakuten Group, Inc.:
5 Year CMT + 4.58%, 5.13%, 4/22/2026 (a) (c)	501,000	375,920
5 Year CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (c)	608,000	450,333
Security Description	Principal Amount	Value
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	$301,000	$293,659
Twitter, Inc.:
3.88%, 12/15/2027 (a) (b)	187,000	175,490
5.00%, 3/1/2030 (a)	619,000	594,463
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	787,000	662,331
6.25%, 1/15/2028 (a) (b)	275,000	255,750
7.50%, 5/15/2025 (a)	579,000	577,755
7.50%, 9/15/2027 (a)	850,000	833,026
		10,784,243
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a)	178,000	130,750
5.25%, 4/15/2029 (a)	691,000	543,368
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	433,000	350,024
4.75%, 9/15/2024	730,000	684,353
5.25%, 5/15/2027	811,000	711,969
6.25%, 5/15/2026	730,000	681,944
6.38%, 12/15/2025	498,000	474,992
		3,577,400
IRON/STEEL — 0.7%
ATI, Inc.:
4.88%, 10/1/2029	146,000	121,847
5.13%, 10/1/2031	202,000	165,909
5.88%, 12/1/2027	176,000	160,322
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	431,000	381,000
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	360,000	332,258
Carpenter Technology Corp.:
6.38%, 7/15/2028	241,000	223,388
7.63%, 3/15/2030	196,000	189,579
Cleveland-Cliffs Steel Corp. 7.00%, 3/15/2027	240	230
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	246,000	205,954
4.88%, 3/1/2031 (a) (b)	176,000	145,416
5.88%, 6/1/2027 (b)	336,000	302,944
6.75%, 3/15/2026 (a) (b)	493,000	484,949
Commercial Metals Co.:
3.88%, 2/15/2031	176,000	138,540
4.13%, 1/15/2030	110,000	91,113
4.38%, 3/15/2032	160,000	126,410
Infrabuild Australia Pty, Ltd. 12.00%, 10/1/2024 (a)	191,000	178,984
Mineral Resources, Ltd.:
8.00%, 11/1/2027 (a)	586,000	564,019
8.13%, 5/1/2027 (a)	514,000	504,152

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
8.50%, 5/1/2030 (a)	$95,000	$91,772
TMS International Corp. 6.25%, 4/15/2029 (a)	314,000	223,109
United States Steel Corp.:
6.65%, 6/1/2037 (b)	332,000	275,660
6.88%, 3/1/2029 (b)	188,000	171,127
		5,078,682
LEISURE TIME — 2.0%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (e)	50,000	280
Carnival Corp.:
4.00%, 8/1/2028 (a)	1,451,000	1,171,189
5.75%, 3/1/2027 (a)	2,153,000	1,509,597
6.00%, 5/1/2029 (a)	1,156,000	762,278
7.63%, 3/1/2026 (a) (b)	891,000	677,160
9.88%, 8/1/2027 (a)	508,000	497,840
10.50%, 2/1/2026 (a)	673,000	665,785
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	251,000	220,882
Life Time, Inc.:
5.75%, 1/15/2026 (a)	611,000	558,399
8.00%, 4/15/2026 (a) (b)	281,000	240,230
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	218,000	192,915
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	298,000	206,580
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a) (b)	392,000	333,086
5.88%, 3/15/2026 (a)	903,000	692,565
5.88%, 2/15/2027 (a)	682,000	567,847
7.75%, 2/15/2029 (a) (b)	329,000	248,346
NCL Finance, Ltd. 6.13%, 3/15/2028 (a) (b)	279,000	197,245
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028	437,000	284,046
4.25%, 7/1/2026 (a)	352,000	259,868
5.38%, 7/15/2027 (a) (b)	537,000	394,555
5.50%, 8/31/2026 (a)	660,000	504,946
5.50%, 4/1/2028 (a) (b)	941,000	661,504
7.50%, 10/15/2027	188,000	147,454
11.50%, 6/1/2025 (a)	941,000	999,822
11.63%, 8/15/2027 (a)	369,000	336,296
COR, 8.25%, 1/15/2029 (a)	250,000	243,192
COR, 9.25%, 1/15/2029 (a)	313,000	309,463
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	494,000	377,080
6.25%, 5/15/2025 (a)	73,000	63,422
7.00%, 2/15/2029 (a) (b)	223,000	171,645
13.00%, 5/15/2025 (a)	424,000	440,286
Viking Ocean Cruises Ship VII, Ltd. 5.63%, 2/15/2029 (a)	463,000	360,205
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	316,000	225,153
Security Description	Principal Amount	Value
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	$431,000	$351,347
		14,872,508
LODGING — 1.9%
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	202,000	202,087
Boyd Gaming Corp.:
4.75%, 12/1/2027 (b)	607,000	537,146
4.75%, 6/15/2031 (a)	472,000	382,160
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	228,000	205,088
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	346,000	303,916
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	972,000	745,330
3.75%, 5/1/2029 (a)	515,000	426,333
4.00%, 5/1/2031 (a)	592,000	478,916
4.88%, 1/15/2030	486,000	424,186
5.38%, 5/1/2025 (a)	234,000	228,978
5.75%, 5/1/2028 (a)	294,000	276,172
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	323,000	246,749
5.00%, 6/1/2029 (a)	359,000	289,623
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	382,000	350,034
Las Vegas Sands Corp.:
2.90%, 6/25/2025	296,000	265,891
3.20%, 8/8/2024	882,000	829,265
3.50%, 8/18/2026	577,000	506,566
3.90%, 8/8/2029	450,000	372,911
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	223,000	177,053
4.75%, 1/15/2028	432,000	360,720
6.13%, 9/15/2025 (a)	150,000	147,243
MGM Resorts International:
4.63%, 9/1/2026	341,000	301,788
4.75%, 10/15/2028	283,000	239,579
5.50%, 4/15/2027	528,000	473,273
5.75%, 6/15/2025	448,000	428,001
6.75%, 5/1/2025	350,000	344,572
Station Casinos LLC:
4.50%, 2/15/2028 (a)	313,000	257,674
4.63%, 12/1/2031 (a) (b)	257,000	195,037
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	193,000	178,575

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Travel & Leisure Co. 4.50%, 12/1/2029 (a)	$370,000	$287,065
Travel + Leisure Co.:
4.63%, 3/1/2030 (a)	213,000	169,616
5.65%, 4/1/2024	142,000	139,102
6.00%, 4/1/2027	329,000	297,156
6.60%, 10/1/2025	168,000	164,250
6.63%, 7/31/2026 (a)	430,000	404,518
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	549,000	508,830
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	243,000	213,806
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.50%, 3/1/2025 (a)	958,000	896,544
REGS, 5.25%, 5/15/2027 (a) (b)	629,000	554,294
		13,810,047
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a) (b)	239,000	209,457
4.13%, 4/15/2029 (a) (b)	191,000	165,177
Manitowoc Co., Inc. 9.00%, 4/1/2026 (a) (b)	335,000	304,924
Terex Corp. 5.00%, 5/15/2029 (a)	391,000	335,505
Vertiv Group Corp. 4.13%, 11/15/2028 (a) (b)	371,000	298,889
Weir Group PLC 2.20%, 5/13/2026 (a)	338,000	284,356
		1,598,308
MACHINERY-DIVERSIFIED — 0.5%
ATS Automation Tooling Systems, Inc. 4.13%, 12/15/2028 (a) (b)	200,000	166,198
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	276,000	206,316
Granite US Holdings Corp. 11.00%, 10/1/2027 (a)	327,000	309,829
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	243,000	228,828
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	187,000	177,052
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	263,000	224,623
OT Merger Corp. 7.88%, 10/15/2029 (a)	249,000	162,537
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	364,000	282,984
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a) (b)	194,000	189,478
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	433,000	345,378
Security Description	Principal Amount	Value
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a)	$284,000	$237,932
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	969,000	825,443
		3,356,598
MEDIA — 8.2%
Altice Financing SA:
5.00%, 1/15/2028 (a)	765,000	591,108
5.75%, 8/15/2029 (a)	1,423,000	1,088,865
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	630,000	473,577
4.75%, 8/1/2025	525,000	472,012
5.00%, 4/1/2024	324,000	311,704
Audacy Capital Corp.:
6.50%, 5/1/2027 (a)	206,000	51,970
6.75%, 3/31/2029 (a)	429,000	104,466
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a) (b)	236,000	181,326
Block Communications, Inc. 4.88%, 3/1/2028 (a)	129,000	111,700
Cable One, Inc. 4.00%, 11/15/2030 (a)	304,000	236,661
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	111,000	110,443
4.25%, 2/1/2031 (a)	1,868,000	1,445,122
4.25%, 1/15/2034 (a)	1,231,000	888,905
4.50%, 8/15/2030 (a)	1,615,000	1,277,530
4.50%, 5/1/2032	1,780,000	1,356,716
4.50%, 6/1/2033 (a)	1,067,000	791,415
4.75%, 3/1/2030 (a)	1,899,000	1,538,475
4.75%, 2/1/2032 (a)	789,000	615,704
5.00%, 2/1/2028 (a)	1,573,000	1,371,231
5.13%, 5/1/2027 (a)	2,018,000	1,821,285
5.38%, 6/1/2029 (a)	908,000	796,216
5.50%, 5/1/2026 (a)	120,000	113,717
6.38%, 9/1/2029 (a)	933,000	856,541
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	526,000	493,398
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	621,000	437,712
4.50%, 11/15/2031 (a)	870,000	653,657
4.63%, 12/1/2030 (a)	1,216,000	826,892
5.00%, 11/15/2031 (a)	541,000	356,833
5.25%, 6/1/2024	465,000	431,720
5.38%, 2/1/2028 (a)	581,000	506,783
5.50%, 4/15/2027 (a)	664,000	584,386
5.75%, 1/15/2030 (a)	1,366,000	971,390
6.50%, 2/1/2029 (a)	1,033,000	912,986
7.50%, 4/1/2028 (a)	859,000	701,330
4.13%, 12/1/2030 (a)	565,000	424,479
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	379,000	320,812

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	$1,582,000	$314,169
6.63%, 8/15/2027 (a)	545,000	37,240
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	2,275,000	1,965,759
DISH DBS Corp.:
5.13%, 6/1/2029	998,000	586,425
5.25%, 12/1/2026 (a)	1,691,000	1,395,701
5.75%, 12/1/2028 (a)	1,544,000	1,164,083
5.88%, 11/15/2024	1,241,000	1,110,012
7.38%, 7/1/2028	678,000	456,077
7.75%, 7/1/2026	1,242,000	952,490
Gannett Holdings LLC 6.00%, 11/1/2026 (a) (b)	389,000	298,429
GCI LLC 4.75%, 10/15/2028 (a)	373,000	310,153
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	759,000	595,064
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	433,000	324,837
5.88%, 7/15/2026 (a)	451,000	415,899
7.00%, 5/15/2027 (a) (b)	490,000	460,218
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	324,000	270,022
5.25%, 8/15/2027 (a)	577,000	491,823
6.38%, 5/1/2026	488,000	452,747
8.38%, 5/1/2027 (b)	805,000	677,931
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	285,000	216,893
6.75%, 10/15/2027 (a)	865,000	718,192
Liberty Interactive LLC:
8.25%, 2/1/2030	374,000	241,219
8.50%, 7/15/2029 (b)	298,000	198,772
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	796,000	664,660
8.00%, 8/1/2029 (a) (b)	209,000	171,650
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	162,000	144,715
News Corp.:
3.88%, 5/15/2029 (a) (b)	504,000	427,765
5.13%, 2/15/2032 (a)	251,000	222,336
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a)	591,000	502,385
5.63%, 7/15/2027 (a)	1,073,000	987,997
Paramount Global:
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	509,000	443,761
5 Year CMT + 4.00%, 6.38%, 3/30/2062 (c)	560,000	485,218
Security Description	Principal Amount	Value
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	$508,200	$416,673
6.50%, 9/15/2028 (a)	635,000	440,633
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	357,000	284,907
5.38%, 1/15/2031 (a)	329,000	250,375
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	336,000	292,320
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	509,000	385,257
5.13%, 2/15/2027 (a) (b)	354,000	293,324
5.50%, 3/1/2030 (a) (b)	250,000	180,000
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	555,000	487,468
3.88%, 9/1/2031 (a)	948,000	736,928
4.00%, 7/15/2028 (a)	1,228,000	1,045,937
4.13%, 7/1/2030 (a)	815,000	664,877
5.00%, 8/1/2027 (a)	921,000	845,100
5.50%, 7/1/2029 (a)	739,000	665,699
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	297,000	191,116
TEGNA, Inc.:
4.63%, 3/15/2028	578,000	534,303
4.75%, 3/15/2026 (a)	338,000	326,407
5.00%, 9/15/2029	669,000	617,474
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	600,000	520,362
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	496,000	454,837
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	620,000	505,486
5.13%, 2/15/2025 (a)	876,000	831,228
6.63%, 6/1/2027 (a)	1,137,000	1,074,726
7.38%, 6/30/2030 (a)	365,000	346,768
UPC Broadband Finco B.V. 4.88%, 7/15/2031 (a)	479,000	370,516
UPC Holding B.V. 5.50%, 1/15/2028 (a)	498,000	418,086
Urban One, Inc. 7.38%, 2/1/2028 (a)	527,000	447,771
Videotron, Ltd.:
3.63%, 6/15/2029 (a) (b)	362,000	293,727
5.13%, 4/15/2027 (a)	325,000	298,457
5.38%, 6/15/2024 (a)	330,000	324,093
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	440,000	329,446
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	639,000	500,024
5.50%, 5/15/2029 (a)	1,033,000	889,175
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	393,000	317,084

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	$964,000	$736,072
Ziggo B.V. 4.88%, 1/15/2030 (a)	373,000	294,935
Ziggo Bond Co. B.V.:
5.13%, 2/28/2030 (a)	534,000	382,584
6.00%, 1/15/2027 (a)	426,000	357,883
		60,285,767
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	50,000	45,892
6.38%, 6/15/2030 (a)	330,000	319,783
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	380,000	285,125
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	156,000	131,549
		782,349
MINING — 1.2%
Arconic Corp.:
6.00%, 5/15/2025 (a)	372,000	358,660
6.13%, 2/15/2028 (a)	584,000	514,784
Century Aluminum Co. 7.50%, 4/1/2028 (a) (b)	99,000	88,089
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (b)	199,000	146,396
Compass Minerals International, Inc.:
4.88%, 7/15/2024 (a)	239,000	225,910
6.75%, 12/1/2027 (a)	328,000	308,481
Constellium SE:
3.75%, 4/15/2029 (a) (b)	259,000	189,940
5.63%, 6/15/2028 (a)	236,000	193,985
5.88%, 2/15/2026 (a)	180,000	165,082
Eldorado Gold Corp. 6.25%, 9/1/2029 (a) (b)	337,000	257,229
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (a)	912,000	706,435
4.50%, 9/15/2027 (a)	421,000	372,294
5.13%, 5/15/2024 (a) (b)	379,000	371,007
6.13%, 4/15/2032 (a)	535,000	459,372
FMG Resources August Pty. Ltd. 5.88%, 4/15/2030 (a)	408,000	355,327
Hecla Mining Co. 7.25%, 2/15/2028	264,000	245,536
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	394,000	327,434
6.13%, 4/1/2029 (a)	440,000	355,326
IAMGOLD Corp. 5.75%, 10/15/2028 (a)	253,000	120,129
Security Description	Principal Amount	Value
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a)	$283,000	$289,433
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a) (b)	309,000	224,467
4.63%, 3/1/2028 (a)	438,000	358,192
New Gold, Inc. 7.50%, 7/15/2027 (a)	265,000	208,179
Novelis Corp.:
3.25%, 11/15/2026 (a)	457,000	384,168
3.88%, 8/15/2031 (a)	443,000	330,624
4.75%, 1/30/2030 (a)	798,000	654,735
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a) (b)	428,000	405,235
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	318,000	252,750
		8,869,199
MISCELLANEOUS MANUFACTURER — 0.4%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	219,000	181,347
5.63%, 7/1/2027 (a)	291,000	267,999
EnPro Industries, Inc. 5.75%, 10/15/2026	60,000	56,849
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a) (b)	482,000	380,751
12.25%, 11/15/2026 (a)	478,000	379,116
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	310,000	288,083
Hillenbrand, Inc.:
3.75%, 3/1/2031	230,000	176,813
5.00%, 9/15/2026	176,000	164,641
5.75%, 6/15/2025	277,000	272,615
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	416,000	357,332
Trinity Industries, Inc. 4.55%, 10/1/2024	271,000	258,404
		2,783,950
OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a) (b)	295,000	182,398
7.25%, 3/15/2029 (a) (b)	277,000	165,699
Xerox Corp.:
3.80%, 5/15/2024	121,000	116,160
4.80%, 3/1/2035	207,000	134,685
6.75%, 12/15/2039	376,000	278,924
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	487,000	438,169
5.50%, 8/15/2028 (a) (b)	563,000	451,413
		1,767,448
OFFICE FURNISHINGS — 0.1%
Interface, Inc. 5.50%, 12/1/2028 (a)	155,000	133,377

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Steelcase, Inc. 5.13%, 1/18/2029	$292,000	$250,729
		384,106
OIL & GAS — 6.3%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	431,000	416,661
Antero Resources Corp.:
5.38%, 3/1/2030 (a) (b)	170,000	152,737
7.63%, 2/1/2029 (a)	165,000	165,018
Apache Corp.:
4.25%, 1/15/2030 (b)	256,000	222,994
4.38%, 10/15/2028	212,000	184,955
4.75%, 4/15/2043	293,000	218,730
5.10%, 9/1/2040	793,000	641,505
5.25%, 2/1/2042	159,000	129,644
5.35%, 7/1/2049	271,000	212,293
6.00%, 1/15/2037	268,000	244,279
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	330,000	294,763
7.00%, 11/1/2026 (a)	204,000	196,803
8.25%, 12/31/2028 (a)	350,000	340,022
9.00%, 11/1/2027 (a)	26,000	31,721
Athabasca Oil Corp. 9.75%, 11/1/2026 (a)	119,000	126,150
Baytex Energy Corp. 8.75%, 4/1/2027 (a) (b)	333,000	334,768
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	287,000	253,131
California Resources Corp. 7.13%, 2/1/2026 (a)	449,000	422,267
Callon Petroleum Co.:
6.38%, 7/1/2026	217,000	195,576
7.50%, 6/15/2030 (a)	346,000	303,151
8.00%, 8/1/2028 (a) (b)	476,000	438,715
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	188,000	174,175
11.00%, 4/15/2025 (a)	334,000	342,370
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	324,000	310,321
5.88%, 2/1/2029 (a)	177,000	164,406
6.75%, 4/15/2029 (a)	566,000	541,917
Chord Energy Corp. 6.38%, 6/1/2026 (a)	217,000	205,015
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)	219,000	198,878
CNX Resources Corp.:
6.00%, 1/15/2029 (a) (b)	152,000	139,671
7.25%, 3/14/2027 (a)	64,000	62,343
COR, 7.38%, 1/15/2031 (a)	231,000	226,318
Security Description	Principal Amount	Value
Colgate Energy Partners III LLC:
5.88%, 7/1/2029 (a)	$299,000	$267,073
7.75%, 2/15/2026 (a)	260,000	257,455
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	391,000	340,397
6.75%, 3/1/2029 (a)	914,000	845,870
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	388,000	349,053
CrownRock L.P./CrownRock Finance, Inc.:
5.00%, 5/1/2029 (a)	359,000	318,422
5.63%, 10/15/2025 (a)	494,000	472,956
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	454,000	410,380
5.75%, 2/15/2028 (a)	253,000	217,261
Earthstone Energy Holdings LLC 8.00%, 4/15/2027 (a)	280,000	263,875
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	435,000	401,827
Endeavor Energy Resources L.P./EER Finance, Inc. 5.75%, 1/30/2028 (a)	590,000	561,220
Energean PLC 6.50%, 4/30/2027 (a) (b)	175,000	155,157
Energy Ventures Gom LLC/EnVen Finance Corp. 11.75%, 4/15/2026 (a)	182,000	187,447
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	352,000	310,774
Global Marine, Inc. 7.00%, 6/1/2028	297,000	157,760
Gran Tierra Energy International Holdings, Ltd. 6.25%, 2/15/2025 (a)	20,000	16,543
Gran Tierra Energy, Inc. 7.75%, 5/23/2027 (a)	130,000	101,130
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	326,000	324,549
Harbour Energy PLC 5.50%, 10/15/2026 (a)	482,000	439,382
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	311,000	274,448
6.00%, 2/1/2031 (a)	488,000	426,512
6.25%, 11/1/2028 (a)	465,000	429,237
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.00%, 4/15/2030 (a)	176,000	155,255
6.25%, 4/15/2032 (a)	197,000	175,228
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	506,000	478,539
Laredo Petroleum, Inc.:
7.75%, 7/31/2029 (a) (b)	164,000	151,128

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
9.50%, 1/15/2025	$420,000	$417,257
10.13%, 1/15/2028	306,000	293,760
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	248,000	237,827
Matador Resources Co. 5.88%, 9/15/2026 (b)	504,000	486,763
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	404,000	362,275
7.13%, 2/1/2027 (a)	504,000	511,736
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	479,000	417,947
10.50%, 5/15/2027 (a)	365,000	339,625
Murphy Oil Corp.:
5.75%, 8/15/2025	82,000	79,849
5.88%, 12/1/2027 (b)	304,000	284,608
6.13%, 12/1/2042	255,000	202,720
6.38%, 7/15/2028	83,000	78,418
7.05%, 5/1/2029	237,000	228,383
Nabors Industries, Inc.:
5.75%, 2/1/2025 (b)	137,000	124,630
7.38%, 5/15/2027 (a)	497,000	459,203
Nabors Industries, Ltd.:
7.25%, 1/15/2026 (a)	429,000	374,251
7.50%, 1/15/2028 (a)	125,000	102,470
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	457,000	431,230
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	504,000	472,606
Occidental Petroleum Corp.:
0.01%, 10/10/2036	756,000	389,189
2.90%, 8/15/2024	80,000	76,363
3.40%, 4/15/2026	4,000	3,788
3.50%, 8/15/2029 (b)	228,000	208,114
4.10%, 2/15/2047	137,000	110,304
4.20%, 3/15/2048	225,000	180,371
4.30%, 8/15/2039	144,000	117,118
4.40%, 4/15/2046	315,000	255,840
4.40%, 8/15/2049	161,000	133,226
4.63%, 6/15/2045	109,000	89,948
5.50%, 12/1/2025	295,000	294,740
5.55%, 3/15/2026	555,000	556,376
5.88%, 9/1/2025	362,000	363,292
6.13%, 1/1/2031 (b)	737,000	725,864
6.20%, 3/15/2040	431,000	416,975
6.38%, 9/1/2028	265,000	264,314
6.45%, 9/15/2036	1,052,000	1,047,413
6.60%, 3/15/2046	642,000	654,635
6.63%, 9/1/2030	882,000	893,625
6.95%, 7/1/2024	287,000	294,950
7.50%, 5/1/2031	493,000	515,274
7.88%, 9/15/2031	288,000	308,799
7.95%, 6/15/2039	173,000	193,763
8.00%, 7/15/2025	202,000	214,556
Security Description	Principal Amount	Value
8.50%, 7/15/2027	$292,000	$313,877
8.88%, 7/15/2030	615,000	682,576
Par Petroleum LLC/Par Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	298,000	283,663
Parkland Corp.:
4.50%, 10/1/2029 (a)	461,000	374,526
4.63%, 5/1/2030 (a)	537,000	435,770
5.88%, 7/15/2027 (a)	282,000	261,064
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	311,000	255,965
5.15%, 11/15/2029	168,000	139,067
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	586,000	559,665
6.00%, 2/15/2028	579,000	499,723
PDC Energy, Inc. 5.75%, 5/15/2026	346,000	320,150
Penn Virginia Holdings LLC 9.25%, 8/15/2026 (a)	251,000	236,798
Permian Resources Operating LLC:
5.38%, 1/15/2026 (a)	123,000	112,276
6.88%, 4/1/2027 (a)	239,000	231,526
Petrofac, Ltd. 9.75%, 11/15/2026 (a)	494,000	372,456
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	237,000	209,335
7.13%, 1/15/2026 (a)	183,000	171,780
Range Resources Corp.:
4.75%, 2/15/2030 (a) (b)	257,000	222,870
4.88%, 5/15/2025	381,000	359,161
8.25%, 1/15/2029	440,000	446,244
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	229,000	200,753
SM Energy Co.:
5.63%, 6/1/2025	235,000	225,931
6.50%, 7/15/2028 (b)	271,000	257,846
6.63%, 1/15/2027 (b)	265,000	256,141
6.75%, 9/15/2026 (b)	248,000	238,700
Southwestern Energy Co.:
4.75%, 2/1/2032	547,000	459,786
5.38%, 2/1/2029	253,000	229,843
5.38%, 3/15/2030	712,000	639,939
5.70%, 1/23/2025	233,000	228,226
7.75%, 10/1/2027 (b)	312,000	317,616
8.38%, 9/15/2028	382,000	396,822
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	283,000	240,884
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	389,000	323,010
4.50%, 4/30/2030	368,000	301,945
5.88%, 3/15/2028	312,000	284,971
6.00%, 4/15/2027	414,000	394,588

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Talos Production, Inc. 12.00%, 1/15/2026	$384,000	$400,504
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	383,000	350,414
Teine Energy, Ltd. 6.88%, 4/15/2029 (a)	268,000	241,822
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	152,525	144,688
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	151,200	140,531
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	214,375	195,729
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	166,658	160,633
Transocean, Inc.:
6.80%, 3/15/2038	432,000	211,680
7.50%, 1/15/2026 (a)	269,000	198,648
7.50%, 4/15/2031	430,000	224,787
8.00%, 2/1/2027 (a)	364,000	252,343
11.50%, 1/30/2027 (a)	481,000	446,079
Ultra Resources, Inc. 11.00%, 7/12/2024 (e)	16,577	850
Vantage Drilling International 9.25%, 11/15/2023 (a)	90,000	87,441
Vermilion Energy, Inc.:
5.63%, 3/15/2025 (a)	219,000	207,321
6.88%, 5/1/2030 (a)	240,000	220,884
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	191,000	176,786
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	390,000	383,015
		46,124,218
OIL & GAS SERVICES — 0.7%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	500,000	440,025
6.88%, 4/1/2027 (a)	276,000	248,359
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	361,000	320,319
CGG SA 8.75%, 4/1/2027 (a) (b)	182,000	153,757
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	329,000	293,583
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025 (b)	237,000	239,922
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025 (a)	85,000	60,389
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	81,000	62,312
Oceaneering International, Inc.:
4.65%, 11/15/2024	271,000	248,353
6.00%, 2/1/2028	364,000	293,446
Security Description	Principal Amount	Value
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	$205,199	$198,777
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	228,150	214,454
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	478,000	439,856
6.88%, 9/1/2027	545,000	495,737
Weatherford International, Ltd.:
6.50%, 9/15/2028 (a)	241,000	219,312
8.63%, 4/30/2030 (a)	928,000	809,485
11.00%, 12/1/2024 (a)	380,000	386,734
Welltec International APS 8.25%, 10/15/2026 (a)	271,000	260,797
		5,385,617
PACKAGING & CONTAINERS — 2.4%
ARD Finance SA 6.50%, 6/30/2027 (a)	441,000	302,001
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.00%, 6/15/2027 (a)	396,000	375,000
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	227,000	185,430
4.00%, 9/1/2029 (a)	754,000	553,836
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	767,200	638,195
5.25%, 4/30/2025 (a)	376,000	351,759
5.25%, 8/15/2027 (a)	538,000	337,600
5.25%, 8/15/2027 (a) (b)	668,000	415,743
Ball Corp.:
2.88%, 8/15/2030	810,000	622,939
3.13%, 9/15/2031 (b)	348,000	261,129
4.00%, 11/15/2023	595,000	583,778
4.88%, 3/15/2026	462,000	438,212
5.25%, 7/1/2025	620,000	606,496
Berry Global, Inc.:
4.50%, 2/15/2026 (a)	232,000	214,737
5.63%, 7/15/2027 (a) (b)	234,000	217,138
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	316,000	267,406
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	187,000	170,568
8.75%, 4/15/2030 (a)	613,000	508,042
Crown Americas LLC 5.25%, 4/1/2030 (a) (b)	333,000	299,897

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	$67,000	$60,670
4.75%, 2/1/2026	454,000	423,455
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	271,000	271,003
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a) (b)	385,000	311,561
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	301,000	257,490
3.50%, 3/1/2029 (a)	149,000	123,227
3.75%, 2/1/2030 (a)	146,000	121,352
4.13%, 8/15/2024	212,000	203,520
4.75%, 7/15/2027 (a)	279,000	256,741
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	506,000	403,120
LABL, Inc.:
5.88%, 11/1/2028 (a)	80,000	64,908
6.75%, 7/15/2026 (a)	463,000	419,635
8.25%, 11/1/2029 (a)	378,000	275,940
10.50%, 7/15/2027 (a)	625,000	535,788
Matthews International Corp. 5.25%, 12/1/2025 (a)	275,000	247,679
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	906,000	859,622
7.25%, 4/15/2025 (a) (b)	826,000	725,104
OI European Group B.V. 4.75%, 2/15/2030 (a)	175,000	139,311
Owens-Brockway Glass Container, Inc.:
5.38%, 1/15/2025 (a)	240,000	221,544
5.88%, 8/15/2023 (a)	154,000	152,985
6.38%, 8/15/2025 (a)	200,000	188,746
6.63%, 5/13/2027 (a) (b)	315,000	286,061
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	247,000	204,531
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	522,000	438,256
Pactiv LLC 7.95%, 12/15/2025	289,000	268,967
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	246,000	213,336
5.00%, 4/15/2029 (a)	328,000	294,269
5.13%, 12/1/2024 (a)	34,000	32,810
5.50%, 9/15/2025 (a)	287,000	276,536
6.88%, 7/15/2033 (a)	342,000	326,829
Silgan Holdings, Inc. 4.13%, 2/1/2028	345,000	304,952
Security Description	Principal Amount	Value
Trident TPI Holdings, Inc.:
6.63%, 11/1/2025 (a)	$91,000	$79,072
9.25%, 8/1/2024 (a)	286,000	262,102
TriMas Corp. 4.13%, 4/15/2029 (a)	266,000	224,203
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	486,300	438,861
8.50%, 8/15/2027 (a) (b)	322,000	284,754
		17,548,846
PHARMACEUTICALS — 2.1%
1375209 BC, Ltd. 9.00%, 1/30/2028	224,579	222,895
180 Medical, Inc. 3.88%, 10/15/2029 (a)	232,000	194,947
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	289,000	231,599
5.13%, 3/1/2030 (a)	216,000	178,235
6.13%, 8/1/2028 (a)	253,000	227,394
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	1,107,000	470,995
9.25%, 4/1/2026 (a)	425,000	251,749
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	1,051,000	677,096
5.00%, 1/30/2028 (a)	743,000	273,691
5.00%, 2/15/2029 (a)	512,000	198,866
5.25%, 1/30/2030 (a)	755,000	285,616
5.25%, 2/15/2031 (a)	563,000	217,132
5.50%, 11/1/2025 (a)	871,000	695,842
5.75%, 8/15/2027 (a) (b)	391,000	263,534
6.13%, 2/1/2027 (a)	597,000	414,115
6.25%, 2/15/2029 (a)	908,000	339,347
7.00%, 1/15/2028 (a)	415,000	159,219
7.25%, 5/30/2029 (a)	477,000	182,858
9.00%, 12/15/2025 (a)	405,000	261,893
11.00%, 9/30/2028	398,948	321,153
14.00%, 10/15/2030	78,972	43,040
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	477,000	436,102
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	325,000	268,066
Elanco Animal Health, Inc. 6.40%, 8/28/2028	442,000	393,729
Embecta Corp. 5.00%, 2/15/2030 (a)	257,000	220,755
EMBECTA Corp. 6.75%, 2/15/2030 (a)	187,000	173,944
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	403,000	365,424
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	372,000	265,407

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	$210,000	$196,627
Jazz Securities DAC 4.38%, 1/15/2029 (a)	918,000	792,601
Lannett Co., Inc. 7.75%, 4/15/2026 (a)	281,000	78,531
Mallinckrodt International Finance SA / Mallinckrodt CB LLC COR, 10.00%, 4/15/2025 (a)	296,000	269,896
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
10.00%, 6/15/2029 (a)	13,000	7,031
11.50%, 12/15/2028 (a)	606,000	544,994
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	287,000	242,538
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	1,265,000	1,081,474
5.13%, 4/30/2031 (a)	1,232,000	1,010,536
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	228,000	179,862
6.63%, 4/1/2030 (a)	450,000	395,964
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	404,000	303,283
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	227,000	212,629
4.38%, 3/15/2026	563,000	516,643
4.40%, 6/15/2030	452,000	370,012
4.90%, 12/15/2044	198,000	136,095
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	154,000	135,597
Prestige Brands, Inc.:
3.75%, 4/1/2031 (a)	283,000	219,860
5.13%, 1/15/2028 (a)	199,000	179,596
		15,108,412
PIPELINES — 4.8%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	323,000	284,421
5.75%, 3/1/2027 (a)	468,000	432,727
5.75%, 1/15/2028 (a)	328,000	299,385
7.88%, 5/15/2026 (a)	383,000	385,202
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	224,000	209,469
7.63%, 12/15/2025 (a)	372,000	358,761
Buckeye Partners L.P.:
3.95%, 12/1/2026	333,000	289,500
4.13%, 3/1/2025 (a)	256,000	234,168
4.13%, 12/1/2027	251,000	211,568
4.15%, 7/1/2023	14,000	13,813
Security Description	Principal Amount	Value
4.35%, 10/15/2024	$231,000	$217,459
4.50%, 3/1/2028 (a)	294,000	249,973
5.60%, 10/15/2044	187,000	136,489
5.85%, 11/15/2043	312,000	235,030
Cheniere Energy Partners L.P.:
4.00%, 3/1/2031	716,000	601,662
COR, 3.25%, 1/31/2032	736,000	565,344
4.50%, 10/1/2029	994,000	877,642
Cheniere Energy, Inc. 4.63%, 10/15/2028	894,000	819,932
CNX Midstream Partners L.P. 4.75%, 4/15/2030 (a)	248,000	195,007
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	804,000	680,875
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	335,000	303,537
5.75%, 4/1/2025	300,000	284,877
6.00%, 2/1/2029 (a)	471,000	421,272
8.00%, 4/1/2029 (a)	342,000	328,539
Delek Logistics Partners L.P./Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	458,000	402,064
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	641,000	541,645
4.38%, 6/15/2031 (a)	513,000	423,030
EnLink Midstream LLC:
5.38%, 6/1/2029	447,000	409,591
5.63%, 1/15/2028 (a)	268,000	251,944
6.50%, 9/1/2030 (a) (b)	336,000	327,953
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	160,600	149,042
4.85%, 7/15/2026	230,000	212,870
5.05%, 4/1/2045	284,000	200,172
5.45%, 6/1/2047	273,000	200,914
5.60%, 4/1/2044	341,000	262,260
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	371,000	346,889
4.13%, 12/1/2026	300,000	254,730
4.50%, 1/15/2029 (a)	210,000	170,297
4.75%, 1/15/2031 (a)	668,000	530,185
5.50%, 7/15/2028	567,000	485,590
6.00%, 7/1/2025 (a)	387,000	358,405
7.50%, 6/1/2027 (a)	418,000	399,294
7.50%, 6/1/2030 (a)	155,000	146,773
6.50%, 7/1/2027 (a)	472,000	437,955
6.50%, 7/15/2048	314,000	239,915
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	246,000	246,654
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	241,000	228,461

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 5/15/2026	$245,000	$213,103
6.50%, 10/1/2025	359,000	324,952
7.75%, 2/1/2028	412,000	356,145
8.00%, 1/15/2027	659,000	578,128
Global Partners L.P./GLP Finance Corp.:
6.88%, 1/15/2029	262,000	236,235
7.00%, 8/1/2027	235,000	214,125
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	522,000	488,279
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (a)	442,000	358,245
5.13%, 6/15/2028 (a)	310,000	272,775
5.63%, 2/15/2026 (a)	347,000	329,376
Hess Midstream Operations LP 5.50%, 10/15/2030 (a)	317,000	271,675
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	361,000	318,698
Holly Energy Partners LP/Holly Energy Finance Corp. 6.38%, 4/15/2027 (a)	105,000	100,282
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027 (a)	479,000	427,800
ITT Holdings LLC 6.50%, 8/1/2029 (a)	915,000	712,703
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	362,000	331,299
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 11.50%, 2/28/2025 (a)	157,000	155,122
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	1,022,000	944,195
6.75%, 9/15/2025 (a)	796,000	753,748
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	1,336,000	1,189,267
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (b)	296,000	238,691
7.50%, 11/1/2023 (b)	266,000	257,384
7.50%, 4/15/2026 (b)	199,000	146,150
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	262,000	245,785
NuStar Logistics L.P.:
5.63%, 4/28/2027	360,000	314,662
5.75%, 10/1/2025	274,000	253,823
6.00%, 6/1/2026	367,000	337,710
6.38%, 10/1/2030	382,000	328,008
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	242,000	245,056
Security Description	Principal Amount	Value
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	$50,000	$45,120
4.80%, 5/15/2030 (a)	323,000	265,180
4.95%, 7/15/2029 (a)	331,000	284,349
6.88%, 4/15/2040 (a)	353,000	287,875
7.50%, 7/15/2038 (a)	229,000	197,870
Southeast Supply Header LLC 4.25%, 6/15/2024 (a)	336,000	293,778
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
5.75%, 4/15/2025	100,000	81,913
8.50%, 10/15/2026 (a)	524,000	491,308
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	454,000	388,206
6.00%, 3/1/2027 (a)	352,000	319,341
6.00%, 12/31/2030 (a)	485,000	412,197
6.00%, 9/1/2031 (a)	269,000	227,367
7.50%, 10/1/2025 (a)	294,000	290,322
TransMontaigne Partners L.P./TLP Finance Corp. 6.13%, 2/15/2026	313,000	263,224
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	929,000	798,531
3.88%, 11/1/2033 (a)	520,000	411,757
4.13%, 8/15/2031 (a)	687,000	569,324
Western Midstream Operating L.P.:
3.35%, 2/1/2025	427,000	397,443
3.95%, 6/1/2025	217,000	202,418
4.30%, 2/1/2030	727,000	618,444
4.50%, 3/1/2028	268,000	239,402
4.65%, 7/1/2026	216,000	200,515
4.75%, 8/15/2028	207,000	187,968
5.30%, 3/1/2048	434,000	356,219
5.45%, 4/1/2044	296,000	244,567
5.50%, 8/15/2048	201,000	163,194
5.50%, 2/1/2050	604,000	488,050
		35,532,588
REAL ESTATE — 0.6%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	408,000	378,848
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	628,000	499,480
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	322,000	302,300
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	197,000	152,188
4.38%, 2/1/2031 (a)	421,000	302,720
5.38%, 8/1/2028 (a)	659,000	547,313

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	$350,000	$267,876
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	364,000	278,052
4.75%, 2/1/2030	292,000	216,991
5.00%, 3/1/2031	308,000	223,873
Newmark Group, Inc. 6.13%, 11/15/2023	237,000	234,187
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a)	521,000	354,999
5.75%, 1/15/2029 (a)	690,000	497,725
WeWork Cos. LLC/WW Co-Obligor, Inc. 5.00%, 7/10/2025 (a)	336,000	195,253
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	439,000	304,416
		4,756,221
REAL ESTATE INVESTMENT TRUSTS — 3.0%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	332,000	250,351
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	319,000	262,033
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a)	261,000	213,652
5.75%, 5/15/2026 (a)	628,000	571,455
CTR Partnership L.P./CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	225,000	185,092
Diversified Healthcare Trust:
4.38%, 3/1/2031	282,000	182,400
4.75%, 5/1/2024	200,000	172,436
4.75%, 2/15/2028	319,000	200,980
9.75%, 6/15/2025	348,000	315,740
GEO Group Inc. 6.00%, 4/15/2026	333,000	273,250
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	347,000	271,260
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	549,000	440,573
3.75%, 9/15/2030 (a)	240,000	174,535
6.00%, 4/15/2025 (a) (b)	331,000	311,961
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	372,000	288,479
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	647,000	580,171
4.88%, 9/15/2029 (a)	610,000	501,481
5.00%, 7/15/2028 (a)	335,000	288,100
5.25%, 3/15/2028 (a)	607,000	532,928
Security Description	Principal Amount	Value
5.25%, 7/15/2030 (a)	$677,000	$561,314
5.63%, 7/15/2032 (a)	337,000	269,472
REIT, 4.50%, 2/15/2031 (a)	632,000	489,238
iStar, Inc.:
4.25%, 8/1/2025	278,000	270,944
4.75%, 10/1/2024	518,000	510,738
5.50%, 2/15/2026 (b)	183,000	184,369
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	391,000	319,971
4.75%, 6/15/2029 (a)	306,000	229,304
5.25%, 10/1/2025 (a)	374,000	344,095
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	693,000	482,682
4.63%, 8/1/2029	720,000	579,974
5.00%, 10/15/2027	864,000	746,254
5.25%, 8/1/2026	352,000	322,249
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	507,000	379,860
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	333,000	269,697
5.88%, 10/1/2028 (a)	673,000	576,310
7.50%, 6/1/2025 (a)	352,000	350,177
RHP Hotel Properties L.P./RHP Finance Corp.:
4.50%, 2/15/2029 (a)	221,000	183,903
4.75%, 10/15/2027	435,000	378,354
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	416,000	353,762
RLJ Lodging Trust L.P.:
3.75%, 7/1/2026 (a)	158,000	134,896
4.00%, 9/15/2029 (a)	358,000	281,538
SBA Communications Corp.:
3.13%, 2/1/2029	788,000	633,615
Series WI, 3.88%, 2/15/2027	782,000	694,432
Service Properties Trust:
3.95%, 1/15/2028	317,000	216,010
4.35%, 10/1/2024	531,000	467,923
4.38%, 2/15/2030	201,000	133,532
4.50%, 3/15/2025	284,000	239,071
4.65%, 3/15/2024	221,000	204,330
4.75%, 10/1/2026	317,000	239,769
4.95%, 2/15/2027	273,000	204,851
4.95%, 10/1/2029	284,000	194,250
5.25%, 2/15/2026	217,000	173,075
5.50%, 12/15/2027	246,000	200,160
7.50%, 9/15/2025	512,000	478,582
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	253,000	215,065

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 12/31/2024 (a)	$55,000	$50,037
4.38%, 1/15/2027 (a)	366,000	312,209
4.75%, 3/15/2025	356,000	323,679
5.50%, 11/1/2023 (a)	92,000	90,409
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
6.00%, 1/15/2030 (a)	474,000	302,213
7.88%, 2/15/2025 (a)	1,457,000	1,419,511
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	372,000	294,490
6.50%, 2/15/2029 (a)	544,000	364,594
XHR L.P.:
4.88%, 6/1/2029 (a)	304,000	251,071
6.38%, 8/15/2025 (a)	425,000	408,629
		22,347,485
RETAIL — 5.2%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	538,000	445,227
3.88%, 1/15/2028 (a)	823,000	715,911
4.00%, 10/15/2030 (a)	1,709,000	1,345,496
4.38%, 1/15/2028 (a)	470,000	407,288
5.75%, 4/15/2025 (a) (b)	256,000	253,781
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	306,000	181,583
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	193,000	188,175
Academy, Ltd. 6.00%, 11/15/2027 (a)	271,000	247,141
Arko Corp. 5.13%, 11/15/2029 (a)	196,000	153,033
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	235,000	197,677
4.63%, 11/15/2029 (a)	502,000	401,128
4.75%, 3/1/2030	235,000	185,838
5.00%, 2/15/2032 (a)	387,000	299,704
At Home Group, Inc.:
4.88%, 7/15/2028 (a) (b)	257,000	180,357
7.13%, 7/15/2029 (a) (b)	263,000	156,853
Bath & Body Works, Inc.:
5.25%, 2/1/2028	187,000	162,840
6.63%, 10/1/2030 (a)	497,000	432,231
6.69%, 1/15/2027	404,000	379,679
6.75%, 7/1/2036	436,000	359,234
6.88%, 11/1/2035 (b)	600,000	501,228
6.95%, 3/1/2033	285,000	230,115
7.50%, 6/15/2029 (b)	356,000	325,740
9.38%, 7/1/2025 (a)	194,000	200,736
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	382,000	262,533
Security Description	Principal Amount	Value
Beacon Roofing Supply, Inc.:
4.13%, 5/15/2029 (a)	$218,000	$176,702
4.50%, 11/15/2026 (a) (b)	152,000	139,284
Bed Bath & Beyond, Inc.:
3.75%, 8/1/2024	117,000	37,266
5.17%, 8/1/2044	468,000	70,457
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a)	362,000	305,705
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	333,000	262,134
Brinker International, Inc. 5.00%, 10/1/2024 (a)	167,000	160,394
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a) (b)	180,000	121,903
Carvana Co.:
4.88%, 9/1/2029 (a)	453,000	220,851
5.50%, 4/15/2027 (a) (b)	300,000	163,308
5.63%, 10/1/2025 (a) (b)	301,000	209,662
5.88%, 10/1/2028 (a)	366,000	188,135
10.25%, 5/1/2030 (a) (b)	2,010,000	1,339,946
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	447,000	403,453
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	298,000	293,539
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	512,000	461,660
8.50%, 10/30/2025 (a)	405,000	354,375
Ferrellgas L.P./Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	579,000	509,115
5.88%, 4/1/2029 (a)	487,000	399,885
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	558,000	461,840
6.75%, 1/15/2030 (a)	781,000	594,099
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	344,000	288,592
5.63%, 1/1/2030 (a)	332,000	283,999
Foot Locker, Inc. 4.00%, 10/1/2029 (a) (b)	259,000	201,274
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	342,000	252,741
Gap, Inc.:
3.63%, 10/1/2029 (a)	481,000	315,661
3.88%, 10/1/2031 (a) (b)	474,000	303,716
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a) (b)	452,000	284,624
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	390,000	314,894
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	303,000	268,797

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	$345,000	$265,139
IRB Holding Corp. 7.00%, 6/15/2025 (a)	276,000	274,794
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	375,000	304,755
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	444,000	412,885
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	432,000	292,542
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	594,000	461,360
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	405,000	325,013
4.38%, 1/15/2031 (a)	373,000	305,476
4.63%, 12/15/2027 (a)	283,000	246,751
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	533,000	475,921
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	177,000	115,953
5.13%, 1/15/2042	193,000	118,768
5.88%, 4/1/2029 (a) (b)	348,000	279,315
5.88%, 3/15/2030 (a) (b)	278,000	219,887
6.13%, 3/15/2032 (a)	368,000	282,138
Macy's Retail Holdings, Inc. 4.30%, 2/15/2043	149,000	84,476
Marks & Spencer PLC 7.13%, 12/1/2037 (a)	189,000	170,414
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	505,000	354,757
7.88%, 5/1/2029 (a) (b)	802,000	462,642
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	258,000	207,102
4.75%, 9/15/2029	280,000	249,662
5.63%, 5/1/2027	52,000	49,883
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	685,000	633,118
Nordstrom, Inc.:
4.00%, 3/15/2027	228,000	191,037
4.38%, 4/1/2030	369,000	270,392
5.00%, 1/15/2044 (b)	659,000	406,379
6.95%, 3/15/2028 (b)	308,000	279,525
Papa John's International, Inc. 3.88%, 9/15/2029 (a) (b)	192,000	154,103
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a)	274,000	178,130
6.75%, 8/1/2029 (a)	271,000	180,622
Party City Holdings, Inc. 8.75%, 2/15/2026 (a)	429,000	248,009
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	233,000	173,522
Security Description	Principal Amount	Value
7.50%, 10/15/2027 (a)	$203,000	$185,735
Penske Automotive Group, Inc.:
3.50%, 9/1/2025 (b)	318,000	294,140
3.75%, 6/15/2029	311,000	249,319
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	673,000	579,224
7.75%, 2/15/2029 (a)	549,000	490,965
QVC, Inc.:
4.38%, 9/1/2028	308,000	210,195
4.45%, 2/15/2025	395,000	337,784
4.85%, 4/1/2024	341,000	320,840
5.45%, 8/15/2034 (b)	347,000	215,029
5.95%, 3/15/2043	290,000	172,486
WI, 4.75%, 2/15/2027	352,000	266,091
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	258,000	195,902
8.00%, 11/15/2026 (a) (b)	554,000	392,980
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	405,000	383,673
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	266,000	236,176
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a)	319,000	250,552
4.88%, 11/15/2031 (a) (b)	227,000	172,030
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	512,000	427,597
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	203,000	174,028
6.00%, 12/1/2029 (a)	553,000	440,592
6.13%, 7/1/2029 (a)	254,000	204,234
Staples, Inc.:
7.50%, 4/15/2026 (a)	1,273,000	1,068,773
10.75%, 4/15/2027 (a) (b)	728,000	539,186
Suburban Propane Partners L.P./Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	309,000	253,769
5.88%, 3/1/2027	141,000	133,447
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	339,000	281,936
TPro Acquisition Corp. 11.00%, 10/15/2024 (a)	177,000	173,609
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	408,000	308,215
Vivo Energy Investments B.V. 5.13%, 9/24/2027 (a)	178,000	164,810
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	244,000	201,605
White Cap Parent LLC 8.25%, 3/15/2026 (a)	417,000	354,779

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Yum! Brands, Inc.:
3.63%, 3/15/2031	$650,000	$518,063
3.88%, 11/1/2023	51,000	50,244
4.63%, 1/31/2032	770,000	646,315
4.75%, 1/15/2030 (a)	490,000	427,897
5.35%, 11/1/2043	177,000	140,782
5.38%, 4/1/2032	555,000	491,791
6.88%, 11/15/2037	235,000	234,920
		38,465,722
SAVINGS & LOANS — 0.0% (d)
New York Community Bancorp, Inc. 3 Month USD LIBOR + 2.78%, 5.90%, 11/6/2028 (c)	55,000	52,366
SEMICONDUCTORS — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	314,000	304,191
ams-OSRAM AG 7.00%, 7/31/2025 (a) (b)	322,000	293,442
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	581,000	530,197
Entegris, Inc.:
3.63%, 5/1/2029 (a) (b)	237,000	189,873
4.38%, 4/15/2028 (a)	254,000	215,224
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	370,000	317,993
Synaptics, Inc. 4.00%, 6/15/2029 (a)	219,000	178,329
		2,029,249
SOFTWARE — 2.1%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	105,000	99,685
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	1,433,000	1,133,747
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	373,000	365,719
9.13%, 3/1/2026 (a)	228,000	219,044
Camelot Finance SA 4.50%, 11/1/2026 (a)	350,000	319,935
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	288,000	214,580
CDK Global, Inc.:
4.88%, 6/1/2027	5,000	4,596
6.50%, 10/15/2024	23,000	22,702
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	382,000	363,500
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	610,000	607,292
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	516,000	426,500
4.88%, 7/1/2029 (a) (b)	384,000	300,415
Security Description	Principal Amount	Value
Consensus Cloud Solutions, Inc.:
6.00%, 10/15/2026 (a)	$407,000	$359,397
6.50%, 10/15/2028 (a)	203,000	173,157
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a) (b)	215,000	177,246
Elastic NV 4.13%, 7/15/2029 (a)	356,000	281,479
Escrow RCN Corp. 11.63%, 4/15/2023 (e)	3,000	218
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	492,000	420,507
5.25%, 5/15/2026 (a)	175,000	166,953
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (a)	224,000	168,405
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	267,000	220,160
MSCI, Inc.:
3.25%, 8/15/2033 (a)	435,000	335,750
3.63%, 9/1/2030 (a)	484,000	404,813
3.63%, 11/1/2031 (a)	324,000	260,480
3.88%, 2/15/2031 (a)	669,000	563,064
4.00%, 11/15/2029 (a)	551,000	475,133
Open Text Corp.:
3.88%, 2/15/2028 (a)	521,000	429,007
3.88%, 12/1/2029 (a)	557,000	428,918
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	425,000	339,715
4.13%, 12/1/2031 (a)	390,000	295,764
Picard Midco, Inc. 6.50%, 3/31/2029 (b)	1,135,000	958,893
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	335,000	267,789
PTC, Inc.:
3.63%, 2/15/2025 (a)	222,000	206,959
4.00%, 2/15/2028 (a)	183,000	160,694
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a) (b)	320,000	211,344
5.38%, 12/1/2028 (a)	389,000	183,165
ROBLOX Corp. 3.88%, 5/1/2030 (a) (b)	575,000	467,918
Rocket Software, Inc. 6.50%, 2/15/2029 (a) (b)	230,000	170,269
Skillz, Inc. 10.25%, 12/15/2026 (a)	180,000	117,659
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	1,183,000	1,085,450
Twilio, Inc.:
3.63%, 3/15/2029 (b)	242,000	195,483
3.88%, 3/15/2031 (b)	343,000	269,128
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	1,083,000	829,849

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Ziff Davis, Inc. 4.63%, 10/15/2030 (a) (b)	$255,000	$209,125
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	228,000	186,449
		15,098,055
TELECOMMUNICATIONS — 6.2%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	714,000	457,810
10.50%, 5/15/2027 (a)	1,051,000	826,916
Altice France SA:
5.13%, 1/15/2029 (a)	322,000	238,705
5.13%, 7/15/2029 (a)	1,550,000	1,158,408
5.50%, 1/15/2028 (a)	758,000	600,124
5.50%, 10/15/2029 (a)	1,146,000	862,182
8.13%, 2/1/2027 (a)	1,052,000	939,983
Avaya, Inc. 6.13%, 9/15/2028 (a)	636,000	315,017
British Telecommunications PLC:
5 Year CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	448,000	381,145
5 Year CMT + 3.49%, 4.88%, 11/23/2081 (a) (c)	279,000	229,207
C&W Senior Financing DAC 6.88%, 9/15/2027 (a)	739,000	601,376
Ciena Corp. 4.00%, 1/31/2030 (a)	192,000	160,364
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	450,000	339,268
6.00%, 6/15/2025 (a)	971,000	861,918
CommScope, Inc.:
4.75%, 9/1/2029 (a)	655,000	534,002
6.00%, 3/1/2026 (a)	924,000	851,106
7.13%, 7/1/2028 (a) (b)	443,000	342,700
8.25%, 3/1/2027 (a)	580,000	479,857
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a)	1,257,000	1,098,480
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a)	272,000	189,562
6.50%, 10/1/2028 (a)	544,000	406,635
DKT Finance ApS 9.38%, 6/17/2023 (a)	229,000	220,412
Embarq Corp. 8.00%, 6/1/2036	923,000	461,546
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	857,000	735,109
5.88%, 10/15/2027 (a)	746,000	669,505
5.88%, 11/1/2029	457,000	357,173
6.00%, 1/15/2030 (a) (b)	627,000	492,709
6.75%, 5/1/2029 (a)	524,000	432,426
Security Description	Principal Amount	Value
8.75%, 5/15/2030 (a)	$774,000	$775,339
Frontier Florida LLC Series E, 6.86%, 2/1/2028	274,000	253,006
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	656,000	403,342
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	389,000	359,339
6.63%, 8/1/2026	584,000	533,957
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	688,000	601,312
7.00%, 10/15/2028 (a)	498,000	426,975
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	1,875,000	1,593,619
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	431,000	366,910
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	454,000	336,423
3.75%, 7/15/2029 (a)	549,000	401,989
4.25%, 7/1/2028 (a)	876,000	684,445
4.63%, 9/15/2027 (a)	632,000	525,969
Ligado Networks LLC 17.50%, 5/1/2024 (a)	224,500	58,195
Ligado Networks LLC 15.50%, 11/1/2023 (a)	2,112,442	998,826
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	806,000	683,891
4.50%, 1/15/2029 (a)	614,000	431,955
Series G, 6.88%, 1/15/2028 (b)	0	—
Series P, 7.60%, 9/15/2039	346,000	234,239
Series U, 7.65%, 3/15/2042	323,000	217,540
Maxar Technologies, Inc. 7.75%, 6/15/2027 (a)	286,000	268,122
Millicom International Cellular SA:
4.50%, 4/27/2031 (a) (b)	487,000	349,023
5.13%, 1/15/2028 (a)	334,800	277,409
6.25%, 3/25/2029 (a)	235,800	199,942
6.63%, 10/15/2026 (a)	90,000	82,245
Nokia Oyj:
4.38%, 6/12/2027	332,000	298,823
6.63%, 5/15/2039	91,000	84,250
Qwest Corp. 7.25%, 9/15/2025	176,000	178,990
Sable International Finance, Ltd. 5.75%, 9/7/2027 (a)	256,000	223,688
Sprint Capital Corp.:
6.88%, 11/15/2028	1,441,000	1,481,017
8.75%, 3/15/2032	1,242,000	1,439,552
Sprint Corp.:
7.13%, 6/15/2024	1,283,000	1,304,157
7.63%, 2/15/2025	876,000	900,843
7.63%, 3/1/2026	924,000	958,696
7.88%, 9/15/2023	1,552,000	1,573,666

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Switch, Ltd.:
3.75%, 9/15/2028 (a)	$206,000	$204,708
4.13%, 6/15/2029 (a)	276,000	274,016
Telecom Italia Capital SA:
6.00%, 9/30/2034	596,000	444,527
6.38%, 11/15/2033	632,000	497,283
7.20%, 7/18/2036	637,000	499,000
7.72%, 6/4/2038	614,000	491,132
Telecom Italia SpA 5.30%, 5/30/2024 (a)	914,000	862,651
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	243,000	114,800
5.63%, 12/6/2026 (a)	338,000	162,389
6.50%, 10/15/2027 (a)	315,000	117,208
United States Cellular Corp. 6.70%, 12/15/2033	386,000	347,589
Viasat, Inc. 5.63%, 9/15/2025 (a)	524,000	407,096
ViaSat, Inc.:
5.63%, 4/15/2027 (a)	379,000	315,779
6.50%, 7/15/2028 (a)	276,000	185,511
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	278,000	221,875
Vmed O2 UK Financing I PLC:
4.25%, 1/31/2031 (a)	735,000	555,520
4.75%, 7/15/2031 (a)	738,000	574,777
Vodafone Group PLC:
USD 5 Year Swap Rate + 4.87%, 7.00%, 4/4/2079 (c)	1,210,000	1,149,815
5 Year CMT + 2.45%, 3.25%, 6/4/2081 (b) (c)	223,000	177,191
5 Year CMT + 2.77%, 4.13%, 6/4/2081 (c)	712,000	494,520
5 Year CMT + 3.07%, 5.13%, 6/4/2081 (c)	541,000	364,520
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	934,000	775,183
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	1,071,000	860,634
6.13%, 3/1/2028 (a)	706,000	496,311
		45,345,374
TEXTILES — 0.0% (d)
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 5/1/2025 (a) (b)	419,000	330,030
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
3.38%, 4/1/2026 (a)	285,000	255,725
3.75%, 4/1/2029 (a)	275,000	231,929
5.45%, 11/1/2041	187,000	158,918
Security Description	Principal Amount	Value
5.88%, 12/15/2027 (a)	$357,000	$344,187
6.20%, 10/1/2040	226,000	212,515
		1,203,274
TRANSPORTATION — 0.3%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	214,000	11,162
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	375,000	323,453
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	172,000	130,959
Danaos Corp. 8.50%, 3/1/2028 (a)	137,000	131,545
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	361,000	294,024
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	347,000	316,693
Western Global Airlines LLC 10.38%, 8/15/2025 (a) (b)	252,000	226,344
XPO CNW, Inc. 6.70%, 5/1/2034	136,000	126,266
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	294,000	294,670
		1,855,116
TRUCKING & LEASING — 0.2%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (b) (c)	295,000	269,241
Fly Leasing, Ltd. 7.00%, 10/15/2024 (a)	271,000	207,258
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	445,000	418,562
9.75%, 8/1/2027 (a)	260,000	254,566
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	571,000	458,119
		1,607,746
WATER — 0.0% (d)
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	240,000	223,894
TOTAL CORPORATE BONDS & NOTES (Cost $833,958,347)		711,739,935
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
PANAMA — 0.1%
Carnival Corp. 10.50%, 6/1/2030 (a)	702,000	561,769

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SWITZERLAND — 0.0% (d)
VistaJet Malta Finance PLC/XO Management Holding, Inc. 7.88%, 5/1/2027 (a) (b)	$372,000	$326,508
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,018,614)		888,277
	Shares
COMMON STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings (e) (f)	158	—
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Ranger Oil Corp. Class A	274	8,617
PHARMACEUTICALS — 0.0% (d)
Mallinckrodt PLC (f)	434	7,378
TOTAL COMMON STOCKS (Cost $9,005)		15,995
PREFERRED STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings LLC (Cost $854)(e)	324	855
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (g) (h)	6,890,203	6,891,581
State Street Navigator Securities Lending Portfolio II (i) (j)	64,375,183	64,375,183
TOTAL SHORT-TERM INVESTMENTS (Cost $71,266,037)		71,266,764
TOTAL INVESTMENTS — 106.6% (Cost $906,252,857)		783,911,826
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(48,744,573)
NET ASSETS — 100.0%		$735,167,253

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 71.0% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $2,203, representing 0.00% of the Fund's net assets.
(f)	Non-income producing security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
CDI	CREST Depository Interest
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$711,738,587	$1,348	$711,739,935
Foreign Government Obligations	—	888,277	—	888,277
Common Stocks	15,995	—	0(a)	15,995
Preferred Stocks	—	—	855	855
Short-Term Investments	71,266,764	—	—	71,266,764
TOTAL INVESTMENTS	$71,282,759	$712,626,864	$2,203	$783,911,826
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2022.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,139,328	$3,139,014	$40,675,855	$36,924,043	$20	$735	6,890,203	$6,891,581	$—
State Street Navigator Securities Lending Portfolio II	60,283,638	60,283,638	39,158,028	35,066,483	—	—	64,375,183	64,375,183	141,594
Total		$63,422,652	$79,833,883	$71,990,526	$20	$735		$71,266,764	$141,594
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$1,101,000	$827,280
4.65%, 10/1/2028	1,657,000	1,535,343
4.75%, 3/30/2030	1,122,000	1,029,087
Omnicom Group, Inc.:
2.45%, 4/30/2030	953,000	762,648
2.60%, 8/1/2031	1,339,000	1,047,045
4.20%, 6/1/2030	1,231,000	1,116,086
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,310,000	1,241,251
3.65%, 11/1/2024	903,000	877,554
WPP Finance 2010 3.75%, 9/19/2024	1,685,500	1,632,710
		10,069,004
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
1.43%, 2/4/2024	3,703,000	3,520,627
1.95%, 2/1/2024	1,456,000	1,396,479
2.20%, 2/4/2026	7,746,000	6,876,666
2.25%, 6/15/2026	1,063,000	936,833
2.60%, 10/30/2025	112,000	102,109
2.70%, 2/1/2027	1,491,000	1,296,305
2.75%, 2/1/2026	1,494,000	1,352,279
2.80%, 3/1/2024	751,000	723,911
2.80%, 3/1/2027	609,000	535,232
2.85%, 10/30/2024	367,000	348,044
2.95%, 2/1/2030	3,855,000	3,103,044
3.10%, 5/1/2026	1,173,000	1,066,808
3.20%, 3/1/2029	1,827,821	1,528,461
3.25%, 2/1/2028	1,915,000	1,670,320
3.25%, 3/1/2028	637,000	552,368
3.45%, 11/1/2028	1,410,000	1,218,452
3.63%, 2/1/2031	1,915,000	1,587,612
4.88%, 5/1/2025	5,235,000	5,107,214
5.04%, 5/1/2027	3,295,000	3,173,118
5.15%, 5/1/2030	6,146,000	5,691,135
Collins Aerospace 3.50%, 3/15/2027	50,142	46,652
General Dynamics Corp.:
1.15%, 6/1/2026	1,949,000	1,705,979
2.13%, 8/15/2026	916,000	829,612
2.38%, 11/15/2024	1,024,000	976,660
2.63%, 11/15/2027	781,000	699,346
3.25%, 4/1/2025	1,698,000	1,639,861
3.50%, 5/15/2025	1,141,000	1,109,988
3.50%, 4/1/2027	1,375,000	1,299,444
3.63%, 4/1/2030	1,322,000	1,211,798
3.75%, 5/15/2028	902,000	847,537
Howmet Aerospace, Inc. 3.00%, 1/15/2029	981,000	801,968
Security Description	Principal Amount	Value
L3 Technologies, Inc. 4.40%, 6/15/2028	$24,000	$22,458
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	1,172,000	874,066
2.90%, 12/15/2029	1,060,000	893,516
3.83%, 4/27/2025	1,519,000	1,468,174
3.85%, 12/15/2026	529,000	498,884
3.95%, 5/28/2024	633,000	622,366
4.40%, 6/15/2028	2,182,000	2,054,558
Lockheed Martin Corp.:
1.85%, 6/15/2030	1,086,000	882,266
3.55%, 1/15/2026	737,001	712,415
3.90%, 6/15/2032	1,795,000	1,661,057
Northrop Grumman Corp.:
2.93%, 1/15/2025	1,373,000	1,310,940
3.20%, 2/1/2027	1,418,000	1,310,643
3.25%, 1/15/2028	2,320,000	2,113,172
4.40%, 5/1/2030	1,116,000	1,052,834
7.75%, 2/15/2031	441,000	503,953
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,259
Raytheon Technologies Corp.:
1.90%, 9/1/2031	1,339,000	1,023,277
2.25%, 7/1/2030	1,757,000	1,420,166
2.38%, 3/15/2032	1,814,000	1,429,650
2.65%, 11/1/2026	250,000	228,898
3.13%, 5/4/2027	1,270,000	1,167,498
3.20%, 3/15/2024	1,703,000	1,665,977
3.50%, 3/15/2027	1,540,000	1,441,810
3.70%, 12/15/2023	804,000	795,582
3.95%, 8/16/2025	2,034,000	1,983,781
4.13%, 11/16/2028	3,958,000	3,703,501
7.20%, 8/15/2027	254,000	277,167
7.50%, 9/15/2029	1,713,000	1,920,393
Teledyne Technologies, Inc.:
0.95%, 4/1/2024	977,000	912,518
1.60%, 4/1/2026	1,203,000	1,046,706
2.25%, 4/1/2028	1,067,000	892,417
2.75%, 4/1/2031	1,236,000	975,142
		89,823,906
AGRICULTURE — 1.0%
Altria Group, Inc.:
2.35%, 5/6/2025	1,142,000	1,060,267
2.45%, 2/4/2032	2,281,000	1,613,488
2.63%, 9/16/2026	1,507,000	1,355,456
3.40%, 5/6/2030	2,226,000	1,806,110
3.80%, 2/14/2024	1,024,000	1,003,991
4.00%, 1/31/2024	964,000	949,019
4.40%, 2/14/2026	881,000	850,006
4.80%, 2/14/2029	2,444,000	2,255,788
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	1,069,000	983,117
2.90%, 3/1/2032	1,253,000	1,058,559
3.25%, 3/27/2030	1,472,000	1,314,334

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
BAT Capital Corp.:
2.26%, 3/25/2028	$2,089,000	$1,663,868
2.73%, 3/25/2031	897,000	662,946
2.79%, 9/6/2024	1,371,000	1,304,685
3.22%, 8/15/2024	3,022,000	2,907,799
3.22%, 9/6/2026	919,000	822,193
3.46%, 9/6/2029	2,411,000	1,946,521
3.56%, 8/15/2027	4,633,000	4,068,145
4.70%, 4/2/2027	1,843,000	1,721,288
4.74%, 3/16/2032	1,766,000	1,481,109
4.91%, 4/2/2030	1,869,000	1,646,514
BAT International Finance PLC:
1.67%, 3/25/2026	1,824,000	1,575,589
4.45%, 3/16/2028	2,793,000	2,489,373
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025	811,000	729,900
2.75%, 5/14/2031	1,963,000	1,542,093
3.25%, 8/15/2026	1,756,000	1,615,344
Philip Morris International, Inc.:
0.88%, 5/1/2026	1,915,000	1,645,617
1.50%, 5/1/2025	1,080,000	989,863
1.75%, 11/1/2030	660,000	480,520
2.10%, 5/1/2030	1,693,000	1,286,070
2.75%, 2/25/2026	1,536,000	1,417,083
2.88%, 5/1/2024	1,053,000	1,020,452
3.13%, 8/17/2027	1,456,000	1,324,771
3.13%, 3/2/2028	1,094,000	965,324
3.25%, 11/10/2024	1,114,000	1,077,840
3.38%, 8/11/2025	881,000	843,284
3.38%, 8/15/2029	1,452,000	1,241,416
Reynolds American, Inc. 4.45%, 6/12/2025	3,473,000	3,359,016
		56,078,758
AIRLINES — 0.4%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	802,830	707,863
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	692,234	616,946
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	561,694	487,343
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	744,547	647,086
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	1,001,569	879,698
Security Description	Principal Amount	Value
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	$516,334	$445,106
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	769,342	646,040
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	727,835	682,818
Delta Air Lines 2019-1 Class AA Pass Through Trust Series AA, 3.20%, 10/25/2025	1,163,000	1,119,690
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	1,350,551	1,153,749
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	1,207,198	991,351
Southwest Airlines Co.:
2.63%, 2/10/2030	1,142,000	917,391
3.00%, 11/15/2026	982,000	895,731
3.45%, 11/16/2027	1,384,000	1,246,084
5.13%, 6/15/2027	2,559,000	2,506,233
5.25%, 5/4/2025	1,930,000	1,928,552
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	361,764	308,870
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	687,934	651,274
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	888,377	829,469
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	866,915	783,111
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	826,719	703,232
United Airlines 2016-2 Pass Through Trust Series AA, 2.88%, 4/7/2030	875,677	753,074

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	$1,152,179	$989,307
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	843,569	743,412
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	476,867	382,309
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	690,132	635,115
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	2,546,703	2,442,008
United Airlines Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	856,217	782,677
		25,875,539
APPAREL — 0.2%
NIKE, Inc.:
2.38%, 11/1/2026	1,400,000	1,277,724
2.40%, 3/27/2025	1,033,000	978,561
2.75%, 3/27/2027	1,336,000	1,226,996
2.85%, 3/27/2030	2,004,000	1,744,021
PVH Corp. 4.63%, 7/10/2025	664,000	636,637
Ralph Lauren Corp.:
2.95%, 6/15/2030	934,000	784,980
3.75%, 9/15/2025	583,000	567,778
Tapestry, Inc.:
3.05%, 3/15/2032	1,792,000	1,340,559
4.13%, 7/15/2027	448,000	410,798
4.25%, 4/1/2025	445,000	437,355
VF Corp.:
2.40%, 4/23/2025	1,944,000	1,816,493
2.80%, 4/23/2027	25,000	22,524
2.95%, 4/23/2030	1,683,000	1,385,159
		12,629,585
AUTO MANUFACTURERS — 2.2%
American Honda Finance Corp.:
1.50%, 1/13/2025	1,052,000	977,687
Series GMTN, 2.30%, 9/9/2026	812,000	733,285
Series GMTN, 3.50%, 2/15/2028	1,816,000	1,668,940
Series GMTN, 3.55%, 1/12/2024	1,412,000	1,392,260
Security Description	Principal Amount	Value
Series MTN, 0.55%, 7/12/2024	$745,000	$692,090
Series MTN, 0.75%, 8/9/2024	1,380,000	1,282,945
Series MTN, 1.00%, 9/10/2025	966,000	864,850
Series MTN, 1.20%, 7/8/2025	1,106,000	1,001,671
Series MTN, 1.30%, 9/9/2026	1,903,000	1,662,689
Series MTN, 1.80%, 1/13/2031	1,099,000	852,714
Series MTN, 2.00%, 3/24/2028	2,436,000	2,069,065
Series MTN, 2.15%, 9/10/2024	1,213,000	1,154,182
Series MTN, 2.25%, 1/12/2029	1,887,000	1,586,250
Series MTN, 2.40%, 6/27/2024	955,000	917,774
Series MTN, 2.90%, 2/16/2024	850,000	828,767
Aptiv PLC/Aptiv Corp. 2.40%, 2/18/2025	664,000	620,448
Cummins, Inc.:
0.75%, 9/1/2025	450,000	403,763
1.50%, 9/1/2030	1,464,000	1,127,500
3.65%, 10/1/2023	708,000	701,196
General Motors Co.:
4.00%, 4/1/2025	10,000	9,632
4.88%, 10/2/2023	790,000	786,658
5.00%, 10/1/2028	1,303,000	1,198,942
5.40%, 10/2/2023	130,000	129,991
5.40%, 10/15/2029	1,774,000	1,638,555
6.13%, 10/1/2025	3,093,000	3,099,928
6.80%, 10/1/2027	3,037,000	3,069,678
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	1,557,000	1,462,054
1.20%, 10/15/2024	1,703,000	1,563,592
1.25%, 1/8/2026	2,088,000	1,795,116
1.50%, 6/10/2026	1,904,000	1,616,725
2.35%, 2/26/2027	915,000	776,368
2.35%, 1/8/2031	1,816,000	1,320,977
2.40%, 4/10/2028	997,000	798,597
2.40%, 10/15/2028	1,847,000	1,462,141
2.70%, 8/20/2027	1,965,000	1,663,549
2.70%, 6/10/2031	2,147,000	1,581,308
2.75%, 6/20/2025	1,575,000	1,450,229
2.90%, 2/26/2025	1,253,000	1,174,236
3.10%, 1/12/2032	1,734,000	1,303,951
3.50%, 11/7/2024	1,699,000	1,630,377
3.60%, 6/21/2030	2,083,000	1,687,438
3.80%, 4/7/2025	1,663,000	1,584,041
3.85%, 1/5/2028	1,422,000	1,253,578
3.95%, 4/13/2024	3,063,000	2,987,130

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 1/15/2025	$1,499,000	$1,441,753
4.00%, 10/6/2026	1,387,000	1,283,780
4.30%, 7/13/2025	741,000	708,544
4.30%, 4/6/2029	1,822,000	1,587,600
4.35%, 4/9/2025	1,752,000	1,693,571
4.35%, 1/17/2027	1,875,000	1,740,338
5.00%, 4/9/2027	1,266,000	1,200,383
5.10%, 1/17/2024	1,639,000	1,630,149
5.25%, 3/1/2026	1,408,000	1,371,786
5.65%, 1/17/2029	1,265,000	1,197,323
Honda Motor Co., Ltd.:
2.27%, 3/10/2025	1,846,000	1,738,895
2.53%, 3/10/2027	1,582,000	1,432,802
2.97%, 3/10/2032	755,000	637,590
Lear Corp. 3.80%, 9/15/2027	976,000	889,956
Magna International, Inc.:
3.63%, 6/15/2024	957,000	937,535
4.15%, 10/1/2025	1,400,000	1,364,356
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	2,437,000	2,905,708
PACCAR Financial Corp.:
2.00%, 2/4/2027	979,000	876,313
2.85%, 4/7/2025	447,000	428,177
3.15%, 6/13/2024	474,000	462,828
3.55%, 8/11/2025	1,854,000	1,800,216
4.95%, 10/3/2025	997,000	1,000,440
Series DM#N, 0.50%, 8/9/2024	1,018,000	944,643
Series MTN, 1.10%, 5/11/2026	600,000	529,212
Series MTN, 1.80%, 2/6/2025	883,000	829,481
Series MTN, 2.15%, 8/15/2024	662,000	632,528
Toyota Motor Corp.:
0.68%, 3/25/2024	908,000	856,571
1.34%, 3/25/2026	657,000	583,508
2.36%, 7/2/2024	1,164,000	1,118,429
2.36%, 3/25/2031	797,000	659,836
2.76%, 7/2/2029	747,000	654,820
3.67%, 7/20/2028	711,000	665,517
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	964,000	891,594
1.45%, 1/13/2025	1,972,000	1,829,503
1.90%, 1/13/2027	886,000	781,603
1.90%, 9/12/2031	1,435,000	1,111,522
2.40%, 1/13/2032	797,000	639,465
2.50%, 3/22/2024	1,368,000	1,326,208
3.05%, 3/22/2027	1,928,000	1,776,382
3.35%, 1/8/2024	1,007,000	993,093
3.65%, 8/18/2025	1,870,000	1,809,842
3.65%, 1/8/2029	1,844,000	1,707,470
3.95%, 6/30/2025	1,939,000	1,894,655
4.40%, 9/20/2024	1,990,000	1,977,682
Security Description	Principal Amount	Value
4.45%, 6/29/2029	$1,925,000	$1,857,086
4.55%, 9/20/2027	1,590,000	1,552,746
Series GMTN, 3.05%, 1/11/2028	1,937,000	1,764,471
Series MTN, 0.45%, 1/11/2024	791,000	750,762
Series MTN, 0.50%, 6/18/2024	1,422,000	1,324,991
Series MTN, 0.80%, 10/16/2025	1,162,000	1,030,229
Series MTN, 0.80%, 1/9/2026	913,000	803,842
Series MTN, 1.13%, 6/18/2026	1,546,000	1,353,863
Series MTN, 1.15%, 8/13/2027	892,000	746,194
Series MTN, 1.65%, 1/10/2031	838,000	646,509
Series MTN, 1.80%, 2/13/2025	1,002,000	935,257
Series MTN, 1.90%, 4/6/2028	1,022,000	871,092
Series MTN, 2.00%, 10/7/2024	781,000	740,911
Series MTN, 2.15%, 2/13/2030	1,316,000	1,083,502
Series MTN, 2.25%, 10/18/2023	779,000	761,870
Series MTN, 2.90%, 4/17/2024	806,000	785,020
Series MTN, 3.00%, 4/1/2025	1,045,000	1,001,047
Series MTN, 3.20%, 1/11/2027	1,300,000	1,210,456
Series MTN, 3.38%, 4/1/2030	1,451,000	1,296,323
Series MTN, 3.40%, 4/14/2025	990,000	957,241
		131,599,886
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.35%, 3/15/2029	609,000	548,740
BorgWarner, Inc.:
2.65%, 7/1/2027	1,662,000	1,449,646
3.38%, 3/15/2025	713,000	683,168
Lear Corp.:
2.60%, 1/15/2032	686,000	502,797
3.50%, 5/30/2030	454,000	370,995
4.25%, 5/15/2029	446,000	392,975
Magna International, Inc. 2.45%, 6/15/2030	932,000	755,190
		4,703,511

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
BANKS — 28.9%
Australia & New Zealand Banking Group, Ltd. Series MTN, 3.70%, 11/16/2025	$1,150,000	$1,110,497
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	1,318,000	1,162,450
1 year CMT + 2.30%, 5.86%, 9/14/2026 (a)	2,570,000	2,512,817
1 year CMT + 2.70%, 6.14%, 9/14/2028 (a)	1,980,000	1,919,412
Banco Santander SA:
1.85%, 3/25/2026	1,697,000	1,469,398
2.71%, 6/27/2024	3,443,000	3,290,372
2.75%, 5/28/2025	1,676,000	1,532,786
2.75%, 12/3/2030	1,727,000	1,224,961
2.96%, 3/25/2031	1,716,000	1,305,310
3.31%, 6/27/2029	3,308,000	2,817,060
3.49%, 5/28/2030	1,900,000	1,538,316
3.50%, 3/24/2025	1,238,000	1,181,411
3.80%, 2/23/2028	1,869,000	1,623,731
3.89%, 5/24/2024	2,002,000	1,950,609
4.25%, 4/11/2027	1,437,000	1,324,152
4.38%, 4/12/2028	381,000	340,614
5.15%, 8/18/2025	2,415,000	2,349,119
5.18%, 11/19/2025	1,709,000	1,653,953
5.29%, 8/18/2027	9,891,000	9,344,819
1 year CMT + 0.90%, 1.72%, 9/14/2027 (a)	3,090,000	2,565,009
1 year CMT + 1.60%, 3.23%, 11/22/2032 (a)	928,000	657,247
1 year CMT + 2.00%, 4.18%, 3/24/2028 (a)	4,813,000	4,354,754
Bank of America Corp.:
6.22%, 9/15/2026	1,212,000	1,233,392
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (a)	2,731,000	2,584,919
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (a)	8,093,000	7,178,896
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (a)	3,034,000	2,761,334
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (a)	2,143,000	1,550,460
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (a)	2,895,000	2,339,363
SOFR + 0.67%, 1.84%, 2/4/2025 (a)	3,943,000	3,749,320
SOFR + 0.69%, 0.98%, 4/22/2025 (a)	3,797,000	3,529,349
SOFR + 0.96%, 1.73%, 7/22/2027 (a)	10,155,000	8,711,771
SOFR + 1.05%, 2.55%, 2/4/2028 (a)	3,437,000	2,992,630
Security Description	Principal Amount	Value
SOFR + 1.11%, 3.84%, 4/25/2025	$2,243,000	$2,181,990
SOFR + 1.21%, 2.57%, 10/20/2032 (a)	3,787,000	2,899,365
SOFR + 1.22%, 2.30%, 7/21/2032 (a)	6,134,000	4,589,888
SOFR + 1.32%, 2.69%, 4/22/2032 (a)	6,084,000	4,740,896
SOFR + 1.33%, 2.97%, 2/4/2033 (a)	4,183,000	3,276,962
SOFR + 1.33%, 3.38%, 4/2/2026 (a)	4,065,000	3,842,075
SOFR + 1.58%, 4.38%, 4/27/2028	2,825,000	2,648,240
SOFR + 1.75%, 4.83%, 7/22/2026 (a)	4,519,000	4,412,261
SOFR + 1.83%, 4.57%, 4/27/2033	5,101,000	4,577,535
SOFR + 2.04%, 4.95%, 7/22/2028 (a)	4,637,000	4,459,449
SOFR + 2.15%, 2.59%, 4/29/2031 (a)	4,280,000	3,400,246
SOFR + 2.16%, 5.02%, 7/22/2033 (a)	6,615,000	6,153,868
Series GMTN, 3.50%, 4/19/2026	3,540,000	3,324,980
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (a)	2,966,000	2,678,239
Series L, 3.95%, 4/21/2025	3,374,000	3,255,843
Series L, 4.18%, 11/25/2027	2,326,000	2,155,155
Series MTN, 3.25%, 10/21/2027	2,904,000	2,605,382
Series MTN, 3.88%, 8/1/2025	3,283,000	3,187,760
Series MTN, 4.00%, 4/1/2024	3,087,000	3,053,815
Series MTN, 4.00%, 1/22/2025	3,135,000	3,036,247
Series MTN, 4.13%, 1/22/2024	1,910,000	1,894,376
Series MTN, 4.20%, 8/26/2024	4,241,000	4,174,459
Series MTN, 4.25%, 10/22/2026	3,812,000	3,625,746
Series MTN, 4.45%, 3/3/2026	3,078,000	2,969,439
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (a)	2,776,000	2,546,230
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (a)	2,764,000	2,588,375
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (a)	3,375,000	3,270,206

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (a)	$4,683,000	$3,696,667
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (a)	4,007,000	3,698,661
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (a)	3,645,000	3,288,592
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (a)	3,405,000	3,232,741
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (a)	4,714,000	3,970,272
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (a)	3,400,000	2,790,754
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (a)	4,255,000	3,797,332
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (a)	4,807,000	4,385,474
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (a)	3,434,000	3,162,611
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (a)	2,574,000	2,354,438
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (a)	2,626,000	2,495,777
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (a)	3,322,000	3,023,253
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (a)	4,017,000	3,507,042
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (a)	3,057,000	2,482,009
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (a)	3,794,000	3,364,481
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (a)	3,635,000	2,690,336
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (a)	3,718,000	2,769,538
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (a)	5,684,000	4,931,041
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (a)	2,554,000	1,991,124
Bank of Montreal:
0.45%, 12/8/2023	1,102,000	1,047,771
2.15%, 3/8/2024	1,072,000	1,030,203
Security Description	Principal Amount	Value
2.65%, 3/8/2027	$3,021,000	$2,696,937
3.70%, 6/7/2025	2,641,000	2,540,853
4.25%, 9/14/2024	1,930,000	1,898,695
4.70%, 9/14/2027	2,090,000	2,019,671
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (a)	1,325,000	998,401
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (a)	1,032,000	1,018,367
Series E, 3.30%, 2/5/2024	2,141,000	2,095,654
Series MTN, 0.63%, 7/9/2024	2,682,000	2,483,586
Series MTN, 1.25%, 9/15/2026	1,572,000	1,345,318
Series MTN, 1.50%, 1/10/2025	1,780,000	1,639,273
Series MTN, 1.85%, 5/1/2025	1,768,000	1,629,265
Series MTN, 2.50%, 6/28/2024	1,352,000	1,296,811
Series MTN, SOFR + 0.6%, 0.95%, 1/22/2027 (a)	1,878,000	1,627,531
Bank of New York Mellon Corp Series MTN, 1.80%, 7/28/2031	619,000	473,591
Bank of New York Mellon Corp.:
2.05%, 1/26/2027	928,000	824,871
2.50%, 1/26/2032	1,345,000	1,068,226
3.35%, 4/25/2025	1,173,000	1,133,048
3.40%, 5/15/2024	898,000	880,794
3.85%, 4/26/2029	1,749,000	1,595,368
SOFR + 1.15%, 3.99%, 6/13/2028 (a)	1,306,000	1,230,252
SOFR + 1.35%, 4.41%, 7/24/2026 (a)	1,925,000	1,882,015
SOFR + 1.42%, 4.29%, 6/13/2033 (a)	1,246,000	1,146,482
SOFR + 1.76%, 4.60%, 7/26/2030 (a)	1,344,000	1,276,020
Series 0012, 3.65%, 2/4/2024	658,000	648,867
Series G, 3.00%, 2/24/2025	878,000	844,531
Series J, 0.85%, 10/25/2024	1,118,000	1,032,406
Series J, 1.90%, 1/25/2029	879,000	724,085
Series MTN, 0.50%, 4/26/2024	1,450,000	1,361,492
Series MTN, 0.75%, 1/28/2026	1,433,000	1,258,848
Series MTN, 1.05%, 10/15/2026	1,249,000	1,076,026
Series MTN, 1.60%, 4/24/2025	1,362,000	1,257,398

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.65%, 7/14/2028	$655,000	$542,844
Series MTN, 1.65%, 1/28/2031	1,241,000	948,955
Series MTN, 2.10%, 10/24/2024	968,000	916,773
Series MTN, 2.45%, 8/17/2026	1,253,000	1,147,886
Series MTN, 2.80%, 5/4/2026	1,922,000	1,800,318
Series MTN, 3.25%, 9/11/2024	892,000	869,058
Series MTN, 3.25%, 5/16/2027	1,240,000	1,159,772
Series MTN, 3.30%, 8/23/2029	1,492,000	1,317,302
Series MTN, 3.40%, 1/29/2028	1,344,000	1,233,080
Series MTN, 3.85%, 4/28/2028	1,347,000	1,263,648
Series MTN, 3.95%, 11/18/2025	1,080,000	1,050,980
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (a)	1,491,000	1,376,193
Series MTN, SOFR + 0.57%, 3.43%, 6/13/2025 (a)	1,754,000	1,711,185
Bank of Nova Scotia:
0.65%, 7/31/2024	478,000	441,127
0.70%, 4/15/2024	1,322,000	1,238,807
1.05%, 3/2/2026	971,000	846,450
1.30%, 6/11/2025	1,438,000	1,294,790
1.30%, 9/15/2026	1,460,000	1,253,760
1.35%, 6/24/2026	928,000	808,093
1.45%, 1/10/2025	1,903,000	1,746,174
1.95%, 2/2/2027	669,000	581,990
2.15%, 8/1/2031	738,000	559,146
2.20%, 2/3/2025	1,156,000	1,080,201
2.44%, 3/11/2024	889,000	858,747
2.45%, 2/2/2032	946,000	720,493
2.70%, 8/3/2026	2,295,000	2,094,096
2.95%, 3/11/2027	1,534,000	1,388,776
3.40%, 2/11/2024	1,968,000	1,929,919
3.45%, 4/11/2025	2,263,000	2,167,569
4.50%, 12/16/2025	1,752,000	1,691,381
5 Year CMT + 2.05%, 4.59%, 5/4/2037 (a)	1,245,000	1,046,024
Series 2, 5 Year CMT + 2.61%, 3.63%, 10/27/2081 (a)	4,169,000	3,034,282
Bank OZK 3 Month SOFR + 2.09%, 2.75%, 10/1/2031 (a)	20,000	17,137
BankUnited, Inc.:
4.88%, 11/17/2025	1,551,000	1,508,735
5.13%, 6/11/2030	1,613,000	1,488,476
Security Description	Principal Amount	Value
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	$958,000	$939,741
Barclays PLC:
3.65%, 3/16/2025	2,820,000	2,674,403
4.34%, 1/10/2028	1,612,000	1,439,693
4.38%, 9/11/2024	1,877,000	1,816,242
4.38%, 1/12/2026	5,698,000	5,383,926
4.84%, 5/9/2028	2,396,000	2,121,347
5.20%, 5/12/2026	2,500,000	2,369,050
1 year CMT + 0.80%, 1.01%, 12/10/2024 (a)	2,062,000	1,940,940
1 year CMT + 1.05%, 2.28%, 11/24/2027 (a)	2,331,000	1,952,026
1 year CMT + 1.20%, 2.67%, 3/10/2032 (a)	3,472,000	2,537,893
1 year CMT + 1.30%, 2.89%, 11/24/2032 (a)	1,156,000	836,563
1 year CMT + 1.90%, 2.65%, 6/24/2031 (a)	2,575,000	1,915,800
1 year CMT + 2.30%, 5.30%, 8/9/2026 (a)	6,647,000	6,389,096
1 year CMT + 2.65%, 5.50%, 8/9/2028 (a)	2,384,000	2,236,478
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (a)	1,907,000	1,833,657
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (a)	5,577,000	5,030,956
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (a)	1,986,000	1,729,290
SOFR + 2.71%, 2.85%, 5/7/2026 (a)	2,564,000	2,329,676
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (a)	435,000	322,187
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	1,455,000	1,419,600
BPCE SA:
4.00%, 4/15/2024	1,597,000	1,567,951
Series MTN, 3.38%, 12/2/2026	1,086,000	1,002,639
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	647,000	615,135
0.95%, 10/23/2025	850,000	749,445
1.00%, 10/18/2024	946,000	872,732
1.25%, 6/22/2026	875,000	757,750
2.25%, 1/28/2025	1,120,000	1,049,306
3.10%, 4/2/2024	1,140,000	1,110,371
3.30%, 4/7/2025	1,933,000	1,845,087
3.45%, 4/7/2027	1,179,000	1,084,786
3.60%, 4/7/2032	922,000	780,473
3.95%, 8/4/2025	2,502,000	2,418,433

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Citibank NA Series BKNT, 3.65%, 1/23/2024	$2,899,000	$2,863,806
Citigroup, Inc.:
3.20%, 10/21/2026	4,215,000	3,861,151
3.30%, 4/27/2025	2,736,000	2,609,487
3.40%, 5/1/2026	2,719,000	2,538,486
3.70%, 1/12/2026	3,467,000	3,280,233
3.75%, 6/16/2024	946,000	930,836
3.88%, 10/25/2023	769,000	759,126
3.88%, 3/26/2025	1,935,000	1,858,026
4.00%, 8/5/2024	924,000	904,356
4.13%, 7/25/2028	2,793,000	2,523,559
4.30%, 11/20/2026	2,205,000	2,085,754
4.40%, 6/10/2025	3,261,000	3,170,768
4.45%, 9/29/2027	5,138,000	4,766,317
4.60%, 3/9/2026	2,773,000	2,681,269
5.50%, 9/13/2025	2,913,000	2,907,960
6.63%, 1/15/2028	2,229,000	2,336,995
6.63%, 6/15/2032	2,089,000	2,114,360
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (a)	3,707,000	3,577,552
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (a)	2,368,000	2,117,205
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (a)	2,291,000	2,074,798
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (a)	3,426,000	3,041,500
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (a)	9,602,000	8,676,271
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (a)	3,573,000	3,291,090
SOFR + 0.53%, 1.28%, 11/3/2025 (a)	1,728,000	1,580,152
SOFR + 0.67%, 0.98%, 5/1/2025 (a)	2,725,000	2,527,982
SOFR + 0.69%, 0.78%, 10/30/2024 (a)	4,414,000	4,197,582
SOFR + 0.69%, 2.01%, 1/25/2026 (a)	2,748,000	2,528,242
SOFR + 0.77%, 1.12%, 1/28/2027 (a)	3,381,000	2,893,663
SOFR + 0.77%, 1.46%, 6/9/2027 (a)	3,753,000	3,194,966
SOFR + 1.15%, 2.67%, 1/29/2031 (a)	2,841,000	2,268,254
SOFR + 1.17%, 2.56%, 5/1/2032 (a)	4,229,000	3,248,295
SOFR + 1.18%, 2.52%, 11/3/2032 (a)	1,708,000	1,294,374
Security Description	Principal Amount	Value
SOFR + 1.35%, 3.06%, 1/25/2033 (a)	$3,469,000	$2,735,549
SOFR + 1.37%, 4.14%, 5/24/2025 (a)	2,043,000	1,997,298
SOFR + 1.42%, 2.98%, 11/5/2030 (a)	3,039,000	2,497,025
SOFR + 1.53%, 3.29%, 3/17/2026 (a)	2,533,000	2,391,557
SOFR + 1.54%, 5.61%, 9/29/2026 (a)	5,970,000	5,937,046
SOFR + 1.89%, 4.66%, 5/24/2028 (a)	1,865,000	1,772,309
SOFR + 1.94%, 3.79%, 3/17/2033 (a)	4,982,000	4,179,051
SOFR + 2.09%, 4.91%, 5/24/2033 (a)	2,482,000	2,283,614
SOFR + 2.11%, 2.57%, 6/3/2031 (a)	4,194,000	3,303,614
SOFR + 2.84%, 3.11%, 4/8/2026 (a)	5,018,000	4,706,382
SOFR + 3.91%, 4.41%, 3/31/2031 (a)	6,512,000	5,855,981
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (a)	4,268,000	3,804,837
Citizens Bank NA SOFR + 1.4%, 4.12%, 5/23/2025 (a)	1,144,000	1,123,534
Citizens Bank NA/Providence RI:
SOFR + 2%, 4.58%, 8/9/2028 (a)	1,863,000	1,779,724
Series BKNT, 2.25%, 4/28/2025	1,054,000	977,954
Series BKNT, 3.75%, 2/18/2026	1,172,000	1,112,662
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	2,138,000	1,679,271
2.85%, 7/27/2026	1,361,000	1,245,369
3.25%, 4/30/2030	812,000	664,939
4.30%, 12/3/2025	1,175,000	1,130,221
5 Year CMT + 2.75%, 5.64%, 5/21/2037 (a)	1,438,000	1,327,763
Comerica Bank:
SOFR + 2.61%, 5.33%, 8/25/2033 (a)	1,320,000	1,231,520
Series BKNT, 2.50%, 7/23/2024	846,000	809,537
Series BKNT, 4.00%, 7/27/2025	1,389,000	1,326,926
Comerica, Inc. 4.00%, 2/1/2029	1,357,000	1,260,083
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	924,000	872,709
1.38%, 1/10/2025	988,000	911,025
3.88%, 8/22/2024	1,955,000	1,917,093
4.38%, 8/4/2025	1,837,000	1,756,337

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 12/1/2023	$1,863,000	$1,856,181
Series BKNT, 3.75%, 7/21/2026	1,899,000	1,753,897
Series MTN, 3.38%, 5/21/2025	993,000	954,452
Credit Suisse AG:
0.50%, 2/2/2024	2,071,000	1,928,577
1.25%, 8/7/2026	2,416,000	1,991,702
2.95%, 4/9/2025	1,819,000	1,671,279
4.75%, 8/9/2024	1,328,000	1,293,233
5.00%, 7/9/2027	1,895,000	1,748,270
Series MTN, 3.63%, 9/9/2024	4,211,000	4,012,704
Credit Suisse Group AG:
3.75%, 3/26/2025	2,980,000	2,777,032
4.55%, 4/17/2026	3,493,000	3,216,948
Deutsche Bank AG:
0.90%, 5/28/2024	3,346,000	3,094,448
1.69%, 3/19/2026	1,842,000	1,604,621
3.70%, 5/30/2024	2,530,000	2,448,838
4.10%, 1/13/2026	2,498,000	2,373,242
4.16%, 5/13/2025	757,000	728,370
COR, 5.37%, 9/9/2027	2,520,000	2,434,194
SOFR + 1.13%, 1.45%, 4/1/2025 (a)	1,568,000	1,438,452
SOFR + 1.22%, 2.31%, 11/16/2027 (a)	5,086,000	4,129,985
SOFR + 1.32%, 2.55%, 1/7/2028 (a)	3,260,000	2,655,140
SOFR + 1.87%, 2.13%, 11/24/2026 (a)	3,166,000	2,691,638
SOFR + 2.58%, 3.96%, 11/26/2025 (a)	2,566,000	2,394,540
SOFR + 3.04%, 3.55%, 9/18/2031 (a)	1,949,000	1,483,735
SOFR + 3.19%, 6.12%, 7/14/2026 (a)	1,596,000	1,550,881
Series E, 0.96%, 11/8/2023	2,083,000	1,982,974
Discover Bank:
2.45%, 9/12/2024	1,587,000	1,501,239
Series BKNT, 2.70%, 2/6/2030	1,250,000	979,825
Series BKNT, 3.45%, 7/27/2026	1,434,000	1,305,743
Series BKNT, 4.25%, 3/13/2026	1,366,000	1,289,545
Series BKNT, 4.65%, 9/13/2028	1,308,000	1,185,375
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (a)	1,565,000	1,503,370
Fifth Third Bancorp:
2.38%, 1/28/2025	686,000	641,341
2.55%, 5/5/2027	1,195,000	1,063,407
3.65%, 1/25/2024	1,049,000	1,029,740
3.95%, 3/14/2028	875,000	818,939
Security Description	Principal Amount	Value
4.30%, 1/16/2024	$743,000	$735,570
SOFR + 0.69%, 1.71%, 11/1/2027 (a)	1,320,000	1,143,701
SOFR + 1.36%, 4.06%, 4/25/2028 (a)	1,060,000	992,224
SOFR + 1.66%, 4.34%, 4/25/2033	915,000	814,780
SOFR + 2.13%, 4.77%, 7/28/2030 (a)	1,295,000	1,205,943
Fifth Third Bank NA:
Class BKNT, 2.25%, 2/1/2027	431,000	383,862
Series BKNT, 3.85%, 3/15/2026	1,762,000	1,663,874
Series BKNT, 3.95%, 7/28/2025	1,414,000	1,379,498
First Citizens BancShares, Inc. 3 Month SOFR + 2.47%, 3.38%, 3/15/2030 (a)	88,000	82,387
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	1,235,000	1,198,617
First Horizon Corp. 4.00%, 5/26/2025	1,244,000	1,196,517
First-Citizens Bank & Trust Co.:
6.13%, 3/9/2028	489,000	484,785
Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (a)	1,398,000	1,314,036
FNB Corp. 5.15%, 8/25/2025	1,385,000	1,366,012
Goldman Sachs Group, Inc.:
1.22%, 12/6/2023	2,043,000	1,959,543
2.60%, 2/7/2030	3,613,000	2,913,884
3.00%, 3/15/2024	3,637,000	3,534,837
3.50%, 1/23/2025	3,336,000	3,206,263
3.50%, 4/1/2025	5,258,000	5,028,120
3.50%, 11/16/2026	3,856,000	3,559,744
3.63%, 2/20/2024	1,766,000	1,736,367
3.75%, 5/22/2025	6,421,000	6,161,399
3.75%, 2/25/2026	2,990,000	2,834,430
3.80%, 3/15/2030	3,722,000	3,229,133
3.85%, 1/26/2027	3,799,000	3,541,656
4.00%, 3/3/2024	4,089,000	4,032,286
4.25%, 10/21/2025	2,793,000	2,692,648
5.95%, 1/15/2027	4,813,000	4,875,858
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (a)	3,239,000	2,879,892
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (a)	6,912,000	6,294,275
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (a)	3,860,000	3,495,423

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.49%, 0.93%, 10/21/2024 (a)	$2,834,000	$2,689,834
SOFR + 0.61%, 0.86%, 2/12/2026 (a)	2,098,000	1,877,647
SOFR + 0.73%, 1.76%, 1/24/2025 (a)	2,456,000	2,334,526
SOFR + 0.8%, 1.43%, 3/9/2027 (a)	4,154,000	3,575,348
SOFR + 0.82%, 1.54%, 9/10/2027 (a)	3,665,000	3,100,333
SOFR + 0.91%, 1.95%, 10/21/2027 (a)	5,923,000	5,061,026
SOFR + 1.09%, 1.99%, 1/27/2032 (a)	3,343,000	2,473,118
SOFR + 1.11%, 2.64%, 2/24/2028 (a)	4,266,000	3,705,661
SOFR + 1.26%, 2.65%, 10/21/2032 (a)	4,071,000	3,119,119
SOFR + 1.28%, 2.62%, 4/22/2032 (a)	5,076,000	3,935,067
SOFR + 1.41%, 3.10%, 2/24/2033 (a)	3,599,000	2,859,082
SOFR + 1.51%, 4.39%, 6/15/2027 (a)	2,926,000	2,787,074
SOFR + 1.73%, 4.48%, 8/23/2028 (a)	5,448,000	5,117,306
SOFR + 1.85%, 3.62%, 3/15/2028 (a)	5,757,000	5,238,928
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (a)	3,286,000	3,130,999
SOFR + 1.25%, 2.38%, 7/21/2032 (a)	5,303,800	4,006,437
Series MTN, 3.85%, 7/8/2024	2,999,000	2,936,381
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (a)	2,629,000	2,270,562
HSBC Holdings PLC:
3.90%, 5/25/2026	3,523,000	3,301,967
4.25%, 3/14/2024	2,188,000	2,142,599
4.25%, 8/18/2025	1,282,000	1,219,477
4.30%, 3/8/2026	4,300,000	4,119,443
4.38%, 11/23/2026	2,037,000	1,900,725
4.95%, 3/31/2030	3,035,000	2,792,655
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (a)	3,103,000	3,000,539
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (a)	3,871,000	3,652,366
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (a)	3,968,000	3,534,417
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (a)	3,228,000	2,900,810
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (a)	$4,995,000	$4,217,628
SOFR + 0.58%, 1.16%, 11/22/2024 (a)	1,290,000	1,219,501
SOFR + 0.71%, 0.98%, 5/24/2025 (a)	2,644,000	2,429,439
SOFR + 1.1%, 2.25%, 11/22/2027 (a)	3,385,000	2,843,400
SOFR + 1.19%, 2.80%, 5/24/2032 (a)	4,499,000	3,307,890
SOFR + 1.29%, 1.59%, 5/24/2027 (a)	2,952,000	2,467,636
SOFR + 1.29%, 2.21%, 8/17/2029 (a)	3,398,000	2,640,348
SOFR + 1.4%, 2.63%, 11/7/2025 (a)	2,424,000	2,245,254
SOFR + 1.41%, 2.87%, 11/22/2032 (a)	2,133,000	1,555,405
SOFR + 1.43%, 3.00%, 3/10/2026 (a)	3,218,000	2,975,266
SOFR + 1.51%, 4.18%, 12/9/2025 (a)	1,630,000	1,558,590
SOFR + 1.54%, 1.65%, 4/18/2026 (a)	7,976,000	7,100,315
SOFR + 1.73%, 2.01%, 9/22/2028 (a)	2,654,000	2,135,355
SOFR + 1.93%, 2.10%, 6/4/2026 (a)	2,984,000	2,674,261
SOFR + 1.95%, 2.36%, 8/18/2031 (a)	1,922,000	1,415,226
SOFR + 2.11%, 4.76%, 6/9/2028 (a)	9,341,000	8,570,087
SOFR + 2.39%, 2.85%, 6/4/2031 (a)	2,856,000	2,188,810
SOFR + 2.53%, 4.76%, 3/29/2033 (a)	1,675,000	1,382,763
SOFR + 2.61%, 5.21%, 8/11/2028 (a)	5,593,000	5,237,900
SOFR + 2.87%, 5.40%, 8/11/2033 (a)	2,144,000	1,898,019
HSBC USA, Inc.:
3.50%, 6/23/2024	1,027,000	1,000,185
3.75%, 5/24/2024	1,267,000	1,240,393
Huntington Bancshares, Inc.:
2.55%, 2/4/2030	929,000	752,852
2.63%, 8/6/2024	912,000	871,653
4.00%, 5/15/2025	994,000	962,490
5 Year CMT + 1.17%, 2.49%, 8/15/2036 (a)	765,000	539,600
SOFR + 1.97%, 4.44%, 8/4/2028 (a)	1,941,000	1,830,635
SOFR + 2.05%, 5.02%, 5/17/2033	1,553,000	1,442,489
Huntington National Bank:
SOFR + 1.21%, 4.01%, 5/16/2025	1,144,000	1,120,411

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.65%, 4.55%, 5/17/2028 (a)	$529,000	$508,977
ING Groep NV:
3.55%, 4/9/2024	1,237,000	1,205,593
3.95%, 3/29/2027	1,437,000	1,323,477
4.05%, 4/9/2029	1,519,000	1,342,842
4.10%, 10/2/2023	2,516,000	2,483,141
4.55%, 10/2/2028	1,508,000	1,380,438
SOFR + 1.32%, 2.73%, 4/1/2032 (a)	1,870,000	1,426,642
SOFR + 1.64%, 3.87%, 3/28/2026 (a)	1,917,000	1,817,067
SOFR + 1.83%, 4.02%, 3/28/2028 (a)	3,450,000	3,135,325
SOFR + 2.07%, 4.25%, 3/28/2033 (a)	991,000	841,636
SOFR + 1.01%, 1.73%, 4/1/2027 (a)	1,320,000	1,131,636
Intesa Sanpaolo SpA 5.25%, 1/12/2024	666,000	659,007
JPMorgan Chase & Co.:
2.95%, 10/1/2026	5,249,000	4,814,593
3.13%, 1/23/2025	3,381,000	3,241,331
3.20%, 6/15/2026	2,872,000	2,666,192
3.30%, 4/1/2026	3,459,000	3,243,989
3.63%, 5/13/2024	2,675,000	2,629,953
3.63%, 12/1/2027	2,129,000	1,934,537
3.88%, 2/1/2024	1,714,000	1,697,049
3.88%, 9/10/2024	4,301,000	4,209,131
3.90%, 7/15/2025	3,276,000	3,172,315
4.13%, 12/15/2026	5,127,000	4,843,169
4.25%, 10/1/2027	1,916,000	1,795,963
7.63%, 10/15/2026	1,584,000	1,723,630
7.75%, 7/15/2025	302,000	322,687
8.00%, 4/29/2027	1,239,000	1,360,125
8.75%, 9/1/2030	1,251,000	1,486,163
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (a)	2,178,000	2,015,369
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (a)	2,697,000	2,302,429
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (a)	2,335,000	1,712,442
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (a)	2,830,000	2,590,129
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (a)	4,901,000	4,341,600
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (a)	2,841,000	2,796,254
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (a)	3,159,000	2,857,284
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (a)	2,660,000	2,574,242
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (a)	$3,410,000	$2,982,147
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (a)	2,844,000	2,683,456
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (a)	2,876,000	2,616,125
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (a)	3,377,000	3,089,009
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (a)	4,865,000	4,461,789
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (a)	3,571,000	3,235,397
SOFR + 0.42%, 0.56%, 2/16/2025 (a)	1,789,000	1,673,574
SOFR + 0.49%, 0.77%, 8/9/2025 (a)	2,918,000	2,675,660
SOFR + 0.54%, 0.82%, 6/1/2025 (a)	2,633,000	2,436,262
SOFR + 0.61%, 1.56%, 12/10/2025 (a)	3,131,000	2,870,657
SOFR + 0.77%, 1.47%, 9/22/2027 (a)	3,469,000	2,936,439
SOFR + 0.8%, 1.05%, 11/19/2026 (a)	3,278,000	2,839,305
SOFR + 0.89%, 1.58%, 4/22/2027 (a)	5,320,000	4,598,714
SOFR + 0.92%, 2.60%, 2/24/2026 (a)	7,448,000	6,929,098
SOFR + 0.98%, 3.85%, 6/14/2025 (a)	2,807,000	2,730,369
SOFR + 1.02%, 2.07%, 6/1/2029 (a)	5,168,000	4,195,537
SOFR + 1.07%, 1.95%, 2/4/2032 (a)	3,703,000	2,739,628
SOFR + 1.16%, 2.30%, 10/15/2025 (a)	2,604,000	2,442,187
SOFR + 1.17%, 2.95%, 2/24/2028 (a)	2,558,000	2,266,900
SOFR + 1.18%, 2.55%, 11/8/2032 (a)	5,393,000	4,099,705
SOFR + 1.25%, 2.58%, 4/22/2032 (a)	4,871,000	3,769,667
SOFR + 1.26%, 2.96%, 1/25/2033 (a)	4,045,000	3,186,004
SOFR + 1.32%, 4.08%, 4/26/2026 (a)	4,137,000	3,974,788
SOFR + 1.51%, 2.74%, 10/15/2030 (a)	5,271,000	4,295,549
SOFR + 1.56%, 4.32%, 4/26/2028 (a)	4,210,000	3,959,926
SOFR + 1.75%, 4.57%, 6/14/2030	4,333,000	3,978,171

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.8%, 4.59%, 4/26/2033	$3,677,000	$3,311,102
SOFR + 1.85%, 2.08%, 4/22/2026 (a)	4,342,000	3,955,649
SOFR + 1.89%, 2.18%, 6/1/2028 (a)	2,442,000	2,076,091
SOFR + 1.99%, 4.85%, 7/25/2028 (a)	4,190,000	4,020,221
SOFR + 2.04%, 2.52%, 4/22/2031 (a)	3,490,000	2,758,182
SOFR + 2.08%, 4.91%, 7/25/2033 (a)	6,110,000	5,642,768
SOFR + 2.52%, 2.96%, 5/13/2031 (a)	5,608,000	4,457,238
SOFR + 2.58%, 5.72%, 9/14/2033 (a)	6,780,000	6,405,947
SOFR + 3.79%, 4.49%, 3/24/2031 (a)	4,221,000	3,846,766
KeyBank NA:
4.15%, 8/8/2025	1,624,000	1,578,398
4.90%, 8/8/2032	1,916,000	1,723,385
Series BKNT, 3.30%, 6/1/2025	1,265,000	1,209,327
Series BKNT, 3.40%, 5/20/2026	1,417,000	1,313,261
Series BKNT, 3.90%, 4/13/2029	1,933,000	1,702,161
Series BKNT, 4.39%, 12/14/2027	4,320,000	4,128,322
Series BKNT, 6.95%, 2/1/2028	1,106,000	1,136,824
KeyCorp:
SOFR + 1.25%, 3.88%, 5/23/2025 (a)	1,436,000	1,400,057
SOFR + 2.06%, 4.79%, 6/1/2033 (a)	515,000	473,975
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	1,540,000	1,336,089
Series MTN, 4.10%, 4/30/2028	1,178,000	1,093,879
Series MTN, 4.15%, 10/29/2025	1,064,000	1,028,356
Lloyds Bank PLC 3.50%, 5/14/2025	754,000	714,739
Lloyds Banking Group PLC:
3.75%, 1/11/2027	1,779,000	1,628,176
3.90%, 3/12/2024	1,226,000	1,200,585
4.38%, 3/22/2028	1,742,000	1,586,387
4.45%, 5/8/2025	1,872,000	1,812,283
4.50%, 11/4/2024	1,530,000	1,494,642
4.55%, 8/16/2028	1,571,000	1,430,898
4.58%, 12/10/2025	3,235,000	3,112,070
4.65%, 3/24/2026	2,844,000	2,674,469
1 year CMT + 0.85%, 1.63%, 5/11/2027 (a)	1,729,000	1,470,100
Security Description	Principal Amount	Value
1 year CMT + 1.00%, 2.44%, 2/5/2026 (a)	$1,343,000	$1,234,875
1 year CMT + 1.75%, 4.72%, 8/11/2026 (a)	3,204,000	3,081,415
1 year CMT + 2.30%, 4.98%, 8/11/2033 (a)	1,521,000	1,325,050
1 year CMT + 3.50%, 3.87%, 7/9/2025 (a)	2,032,000	1,959,580
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (a)	4,206,000	3,686,349
1 year CMT + 1.60%, 3.51%, 3/18/2026 (a)	1,713,000	1,604,995
1 year CMT + 1.80%, 3.75%, 3/18/2028 (a)	1,991,000	1,793,612
M&T Bank Corp.:
4.00%, 7/15/2024	502,000	494,083
SOFR + 1.78%, 4.55%, 8/16/2028 (a)	1,780,000	1,714,354
Manufacturers & Traders Trust Co.:
Series BKNT, 2.90%, 2/6/2025	959,000	913,169
Series BKNT, 3.40%, 8/17/2027	1,093,000	983,274
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	2,484,000	2,228,719
2.05%, 7/17/2030	1,594,000	1,216,573
2.19%, 2/25/2025	3,334,000	3,090,585
2.56%, 2/25/2030	2,138,000	1,717,391
2.76%, 9/13/2026	1,322,000	1,192,523
2.80%, 7/18/2024	1,079,000	1,035,236
3.20%, 7/18/2029	2,276,000	1,922,833
3.29%, 7/25/2027	899,000	810,233
3.41%, 3/7/2024	1,804,000	1,762,923
3.68%, 2/22/2027	1,010,000	934,896
3.74%, 3/7/2029	1,807,000	1,616,578
3.78%, 3/2/2025	950,000	919,837
3.85%, 3/1/2026	3,157,000	2,993,089
3.96%, 3/2/2028	1,588,000	1,460,801
4.05%, 9/11/2028	961,000	879,315
1 year CMT + 0.45%, 0.96%, 10/11/2025 (a)	1,079,000	982,494
1 year CMT + 0.55%, 0.95%, 7/19/2025 (a)	2,734,000	2,516,565
1 year CMT + 0.67%, 1.64%, 10/13/2027 (a)	2,565,000	2,178,583
1 year CMT + 0.75%, 1.54%, 7/20/2027 (a)	3,639,000	3,107,961
1 year CMT + 0.83%, 2.34%, 1/19/2028 (a)	1,593,000	1,378,072
1 year CMT + 1.10%, 2.85%, 1/19/2033 (a)	1,061,000	822,126
1 year CMT + 1.13%, 3.84%, 4/17/2026 (a)	300,000	286,869

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
1 year CMT + 1.55%, 4.32%, 4/19/2033 (a)	$927,000	$819,144
1 year CMT + 1.55%, 5.06%, 9/12/2025 (a)	1,980,000	1,958,656
1 year CMT + 1.70%, 4.79%, 7/18/2025 (a)	5,513,000	5,438,850
1 year CMT + 1.90%, 5.35%, 9/13/2028 (a)	1,980,000	1,930,223
1 year CMT + 1.95%, 5.02%, 7/20/2028 (a)	3,910,000	3,755,868
1 year CMT + 2.13%, 5.13%, 7/20/2033 (a)	1,860,000	1,743,025
1 year CMT + 2.13%, 5.47%, 9/13/2033 (a)	1,980,000	1,908,859
1 year CMT + 0.95%, 2.31%, 7/20/2032 (a)	2,382,000	1,784,833
1 year CMT + 0.97%, 2.49%, 10/13/2032 (a)	800,000	604,464
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	1,385,000	1,023,169
2.84%, 9/13/2026	1,053,000	939,697
3.17%, 9/11/2027	1,017,000	896,882
3.66%, 2/28/2027	1,143,000	1,043,365
4.02%, 3/5/2028	1,378,000	1,260,305
1 year CMT + 0.67%, 1.23%, 5/22/2027 (a)	1,998,000	1,690,847
1 year CMT + 0.90%, 2.65%, 5/22/2026 (a)	690,000	634,972
1 year CMT + 1.25%, 3.26%, 5/22/2030 (a)	1,321,000	1,109,587
1 year CMT + 2.05%, 5.41%, 9/13/2028 (a)	1,980,000	1,935,985
1 year CMT + 2.40%, 5.67%, 9/13/2033 (a)	2,570,000	2,472,237
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (a)	306,000	277,888
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (a)	1,522,000	1,190,158
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (a)	1,411,000	1,174,573
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (a)	961,000	865,736
SOFR + 1.24%, 2.84%, 7/16/2025 (a)	815,000	771,984
SOFR + 1.36%, 2.56%, 9/13/2025 (a)	939,000	882,970
SOFR + 1.53%, 1.98%, 9/8/2031 (a)	1,059,000	782,029
SOFR + 1.57%, 2.87%, 9/13/2030 (a)	1,192,000	969,144
SOFR + 1.77%, 2.20%, 7/10/2031 (a)	1,925,000	1,457,629
Security Description	Principal Amount	Value
1 year CMT + 0.75%, 1.55%, 7/9/2027 (a)	$1,979,000	$1,681,972
1 year CMT + 0.87%, 2.17%, 5/22/2032 (a)	1,281,000	939,268
1 year CMT + 0.90%, 2.26%, 7/9/2032 (a)	300,000	221,418
Morgan Stanley:
3.63%, 1/20/2027	4,213,000	3,924,452
3.95%, 4/23/2027	3,037,000	2,823,711
5.00%, 11/24/2025	2,934,000	2,898,645
7.25%, 4/1/2032	2,898,000	3,147,141
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (a)	3,724,000	3,361,394
SOFR + 0.53%, 0.79%, 5/30/2025 (a)	4,215,000	3,880,287
SOFR + 0.72%, 0.99%, 12/10/2026 (a)	3,577,000	3,085,985
SOFR + 0.88%, 1.59%, 5/4/2027 (a)	4,875,000	4,211,707
SOFR + 0.94%, 2.63%, 2/18/2026 (a)	2,573,000	2,397,135
SOFR + 1%, 2.48%, 1/21/2028 (a)	3,393,000	2,968,841
SOFR + 1.16%, 3.62%, 4/17/2025	2,496,000	2,423,516
SOFR + 1.29%, 2.94%, 1/21/2033 (a)	3,113,000	2,460,422
SOFR + 1.36%, 2.48%, 9/16/2036 (a)	3,529,000	2,528,776
SOFR + 1.61%, 4.21%, 4/20/2028	3,442,000	3,219,509
SOFR + 1.67%, 4.68%, 7/17/2026 (a)	2,640,000	2,570,172
SOFR + 1.99%, 2.19%, 4/28/2026 (a)	4,277,000	3,924,447
SOFR + 2.08%, 4.89%, 7/20/2033 (a)	2,788,000	2,592,450
SOFR + 2.62%, 5.30%, 4/20/2037	2,610,000	2,352,028
Series F, 3.88%, 4/29/2024	3,347,000	3,290,201
Series GMTN, 3.70%, 10/23/2024	3,845,000	3,750,836
Series GMTN, 3.88%, 1/27/2026	4,527,000	4,318,532
Series GMTN, 4.00%, 7/23/2025	4,508,000	4,375,645
Series GMTN, 4.35%, 9/8/2026	4,559,000	4,353,708
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (a)	6,292,000	5,669,910
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (a)	4,225,000	3,887,760

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (a)	$2,742,000	$2,568,514
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (a)	3,672,000	3,131,298
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (a)	5,320,000	4,306,859
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (a)	5,053,000	3,799,603
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (a)	1,451,000	1,315,810
Series MTN, 3.13%, 7/27/2026	4,008,000	3,693,973
Series MTN, 6.25%, 8/9/2026	1,816,000	1,858,186
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (a)	3,340,000	3,043,709
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (a)	3,608,000	2,653,107
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (a)	3,445,000	2,518,777
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (a)	2,903,000	2,752,421
Series MTN, SOFR + 1.2%, 2.51%, 10/20/2032 (a)	2,699,000	2,065,923
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (a)	4,145,000	3,568,638
National Australia Bank Ltd. 3.91%, 6/9/2027	1,222,000	1,166,558
National Australia Bank, Ltd.:
3.38%, 1/14/2026	1,198,000	1,140,748
Series BKNT, 2.50%, 7/12/2026	859,000	785,607
National Bank of Canada:
SOFR + 1.01%, 3.75%, 6/9/2025 (a)	960,000	930,365
Series FXD, 0.75%, 8/6/2024	819,000	755,519
Natwest Group PLC:
4.80%, 4/5/2026	2,209,000	2,118,519
1 year CMT + 0.90%, 1.64%, 6/14/2027 (a)	3,269,000	2,748,510
1 year CMT + 2.55%, 3.07%, 5/22/2028 (a)	1,651,000	1,420,570
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (a)	2,294,000	2,090,339
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (a)	2,455,000	2,385,867
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (a)	$1,670,000	$1,463,838
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (a)	2,239,000	2,037,177
5 Year CMT + 2.10%, 3.75%, 11/1/2029 (a)	2,541,000	2,352,661
5 Year CMT + 2.35%, 3.03%, 11/28/2035 (a)	646,000	458,899
NatWest Group PLC 1 year CMT + 2.27%, 5.52%, 9/30/2028 (a)	1,893,000	1,800,394
Northern Trust Corp.:
1.95%, 5/1/2030	910,000	723,277
3.15%, 5/3/2029	1,383,000	1,234,701
3.65%, 8/3/2028	25,000	23,325
3.95%, 10/30/2025	1,577,000	1,539,783
4.00%, 5/10/2027	1,695,000	1,640,980
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (a)	1,285,000	1,157,656
PNC Bank NA:
2.50%, 8/27/2024	1,022,000	979,802
Series BKNT, 2.70%, 10/22/2029	1,840,000	1,505,525
Series BKNT, 2.95%, 2/23/2025	1,050,000	1,003,600
Series BKNT, 3.10%, 10/25/2027	1,310,000	1,196,475
Series BKNT, 3.25%, 6/1/2025	1,420,000	1,361,879
Series BKNT, 3.25%, 1/22/2028	1,448,000	1,328,540
Series BKNT, 3.30%, 10/30/2024	1,362,000	1,318,484
Series BKNT, 3.88%, 4/10/2025	892,000	862,778
Series BKNT, 4.05%, 7/26/2028	1,661,000	1,527,788
Series BKNT, 4.20%, 11/1/2025	951,000	922,147
PNC Financial Services Group Inc 1.15%, 8/13/2026	1,012,000	879,307
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	819,000	778,328
2.55%, 1/22/2030	2,882,000	2,379,062
2.60%, 7/23/2026	1,362,000	1,244,882
3.15%, 5/19/2027	523,000	480,538
3.45%, 4/23/2029	2,013,000	1,804,212
3.50%, 1/23/2024	1,474,000	1,450,593
3.90%, 4/29/2024	1,376,000	1,355,924
SOFR + 0.98%, 2.31%, 4/23/2032 (a)	1,312,000	1,033,594

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.85%, 4.63%, 6/6/2033 (a)	$1,410,000	$1,262,500
Regions Financial Corp.:
1.80%, 8/12/2028	843,000	692,626
2.25%, 5/18/2025	1,197,000	1,110,038
Royal Bank of Canada:
0.65%, 7/29/2024	2,245,000	2,082,664
1.20%, 4/27/2026	2,278,000	1,983,842
3.38%, 4/14/2025	1,780,000	1,712,146
3.63%, 5/4/2027	1,319,000	1,226,683
3.88%, 5/4/2032	1,497,000	1,319,022
3.97%, 7/26/2024	1,902,000	1,869,704
4.24%, 8/3/2027	4,993,000	4,771,111
Series FXD, 2.05%, 1/21/2027	922,000	809,507
Series GMTN, 0.43%, 1/19/2024	931,000	882,877
Series GMTN, 0.75%, 10/7/2024	1,445,000	1,327,912
Series GMTN, 0.88%, 1/20/2026	2,114,000	1,837,489
Series GMTN, 1.15%, 7/14/2026	774,000	667,482
Series GMTN, 1.40%, 11/2/2026	1,415,000	1,213,094
Series GMTN, 1.60%, 1/21/2025	1,119,000	1,035,713
Series GMTN, 2.25%, 11/1/2024	1,675,000	1,586,409
Series GMTN, 2.55%, 7/16/2024	1,430,000	1,373,014
Series GMTN, 3.70%, 10/5/2023	1,976,000	1,956,754
Series GMTN, 4.65%, 1/27/2026	2,017,000	1,964,054
Series MTN, 0.50%, 10/26/2023	1,158,000	1,108,947
Series MTN, 1.15%, 6/10/2025	1,953,000	1,761,645
Series MTN, 2.30%, 11/3/2031	2,653,000	2,040,024
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	1,862,000	1,669,972
3.45%, 6/2/2025	3,171,000	2,973,764
4.40%, 7/13/2027	1,754,000	1,614,399
4.50%, 7/17/2025	1,366,000	1,307,412
SOFR + 1.25%, 2.49%, 1/6/2028 (a)	1,725,000	1,436,442
SOFR + 1.38%, 4.26%, 6/9/2025 (a)	1,812,000	1,741,586
SOFR + 2.33%, 5.81%, 9/9/2026 (a)	1,365,000	1,334,861
3.50%, 6/7/2024	1,359,000	1,317,170
Security Description	Principal Amount	Value
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (a)	$1,458,000	$1,256,636
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (a)	663,000	653,870
SOFR + 0.79%, 1.09%, 3/15/2025 (a)	1,578,000	1,456,857
SOFR + 0.99%, 1.67%, 6/14/2027 (a)	5,596,000	4,639,140
SOFR + 1.22%, 2.47%, 1/11/2028 (a)	1,773,000	1,476,501
SOFR + 1.48%, 2.90%, 3/15/2032 (a)	1,729,000	1,288,434
1 year CMT + 1.25%, 1.53%, 8/21/2026 (a)	2,323,000	2,012,879
Santander UK PLC:
2.88%, 6/18/2024	180,000	173,029
4.00%, 3/13/2024	1,327,000	1,305,131
Signature Bank AMBOR3M + 3.89%, 4.00%, 10/15/2030 (a)	872,000	800,758
Sumitomo Mitsui Banking Corp.:
3.95%, 1/10/2024	996,000	980,821
Series GMTN, 3.40%, 7/11/2024	555,000	538,444
Series GMTN, 3.65%, 7/23/2025	635,000	607,536
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 1/12/2024	689,000	649,465
0.95%, 1/12/2026	1,295,000	1,123,788
1.40%, 9/17/2026	3,053,000	2,612,025
1.47%, 7/8/2025	3,253,000	2,930,888
1.71%, 1/12/2031	956,000	695,270
1.90%, 9/17/2028	4,384,000	3,515,354
2.13%, 7/8/2030	1,729,000	1,325,590
2.14%, 9/23/2030	907,000	680,812
2.17%, 1/14/2027	1,293,000	1,127,768
2.22%, 9/17/2031	926,000	694,204
2.35%, 1/15/2025	784,000	734,067
2.45%, 9/27/2024	754,000	713,374
2.47%, 1/14/2029	744,000	612,528
2.63%, 7/14/2026	2,556,000	2,309,985
2.70%, 7/16/2024	2,654,000	2,537,038
2.72%, 9/27/2029	1,653,000	1,355,559
2.75%, 1/15/2030	1,666,000	1,351,359
3.01%, 10/19/2026	1,604,000	1,461,773
3.04%, 7/16/2029	4,872,000	4,093,942
3.20%, 9/17/2029	1,398,000	1,173,467
3.35%, 10/18/2027	1,740,000	1,555,264
3.36%, 7/12/2027	2,255,000	2,052,073
3.45%, 1/11/2027	1,411,000	1,298,459

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.54%, 1/17/2028	$700,000	$632,212
3.78%, 3/9/2026	1,543,000	1,464,292
3.94%, 10/16/2023	693,000	686,617
3.94%, 7/19/2028	926,000	852,735
4.31%, 10/16/2028	916,000	862,387
SVB Financial Group:
1.80%, 10/28/2026	761,000	653,524
1.80%, 2/2/2031	1,522,000	1,086,114
2.10%, 5/15/2028	1,330,000	1,082,008
3.13%, 6/5/2030	1,403,000	1,134,760
3.50%, 1/29/2025	673,000	642,453
SOFR + 1.71%, 4.35%, 4/29/2028 (a)	1,129,000	1,053,933
SOFR + 1.97%, 4.57%, 4/29/2033 (a)	886,000	776,756
Synchrony Bank:
5.40%, 8/22/2025	3,001,000	2,925,945
5.63%, 8/23/2027	1,915,000	1,829,993
Synovus Financial Corp. 5.20%, 8/11/2025	1,804,000	1,770,175
Toronto-Dominion Bank:
0.55%, 3/4/2024	1,133,000	1,065,269
1.25%, 12/13/2024	826,000	762,043
2.35%, 3/8/2024	1,584,000	1,527,990
2.80%, 3/10/2027	1,525,000	1,376,038
3.20%, 3/10/2032	2,123,000	1,744,554
3.77%, 6/6/2025	2,313,000	2,234,890
4.11%, 6/8/2027	1,626,000	1,536,407
4.29%, 9/13/2024	2,190,000	2,157,019
4.46%, 6/8/2032	1,851,000	1,689,019
COR, 4.69%, 9/15/2027	1,090,000	1,053,910
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (a)	1,875,000	1,718,269
Series FXD, 1.45%, 1/10/2025	1,393,000	1,289,932
Series FXD, 1.95%, 1/12/2027	1,430,000	1,245,087
Series GMTN, 2.45%, 1/12/2032	828,000	638,901
Series GMTN, 3.25%, 3/11/2024	1,420,000	1,387,184
Series MTN, 0.70%, 9/10/2024	973,000	896,746
Series MTN, 0.75%, 9/11/2025	1,920,000	1,694,323
Series MTN, 0.75%, 1/6/2026	1,408,000	1,220,229
Series MTN, 1.15%, 6/12/2025	1,392,000	1,253,468
Series MTN, 1.20%, 6/3/2026	1,373,000	1,190,158
Series MTN, 1.25%, 9/10/2026	1,889,000	1,615,624
Series MTN, 2.00%, 9/10/2031	1,015,000	759,433
Security Description	Principal Amount	Value
Series MTN, 2.65%, 6/12/2024	$8,898,000	$8,545,550
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	1,877,000	1,471,981
Series BKNT, 1.50%, 3/10/2025	1,544,000	1,420,341
Series BKNT, 2.15%, 12/6/2024	1,769,000	1,665,177
Series BKNT, 3.30%, 5/15/2026	1,956,000	1,813,818
Series BKNT, 3.63%, 9/16/2025	1,730,000	1,652,859
Series BKNT, 3.80%, 10/30/2026	1,478,000	1,393,651
Series BKNT, 4.05%, 11/3/2025	875,000	848,995
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (a)	1,429,000	1,328,541
Series BNKT, 3.20%, 4/1/2024	1,852,000	1,807,589
Truist Financial Corp.:
4.00%, 5/1/2025	1,312,000	1,278,072
SOFR + 1.37%, 4.12%, 6/6/2028 (a)	1,839,000	1,727,005
SOFR + 1.46%, 4.26%, 7/28/2026 (a)	1,838,000	1,791,205
SOFR + 2.24%, 4.92%, 7/28/2033 (a)	1,902,000	1,726,883
Series MTN, 1.13%, 8/3/2027	1,380,000	1,132,400
Series MTN, 1.20%, 8/5/2025	1,382,000	1,243,717
Series MTN, 1.95%, 6/5/2030	543,000	424,936
Series MTN, 2.50%, 8/1/2024	1,397,000	1,337,991
Series MTN, 2.85%, 10/26/2024	1,376,000	1,324,180
Series MTN, 3.70%, 6/5/2025	1,254,000	1,209,659
Series MTN, 3.88%, 3/19/2029	1,082,000	980,065
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (a)	1,814,000	1,581,699
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (a)	1,956,000	1,601,299
US Bancorp:
1.45%, 5/12/2025	1,933,000	1,776,524
2.40%, 7/30/2024	1,337,000	1,283,587
3.38%, 2/5/2024	1,160,000	1,140,373
5 Year CMT + 0.95%, 2.49%, 11/3/2036 (a)	1,572,000	1,188,935

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.66%, 4.55%, 7/22/2028 (a)	$4,397,000	$4,249,437
SOFR + 2.11%, 4.97%, 7/22/2033 (a)	1,584,000	1,485,935
Series DMTN, 3.00%, 7/30/2029	2,367,000	2,041,253
Series MTN, 1.38%, 7/22/2030	1,885,000	1,419,669
Series MTN, 3.10%, 4/27/2026	1,976,000	1,846,374
Series MTN, 3.60%, 9/11/2024	1,340,000	1,315,331
Series MTN, 3.70%, 1/30/2024	1,035,000	1,023,346
Series MTN, 3.90%, 4/26/2028	1,188,000	1,121,472
Series MTN, 3.95%, 11/17/2025	614,000	598,368
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (a)	1,730,000	1,528,939
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (a)	754,000	603,743
Series V, 2.38%, 7/22/2026	1,569,000	1,434,270
Series X, 3.15%, 4/27/2027	1,785,000	1,657,140
US Bank NA:
Series BKNT, 2.05%, 1/21/2025	899,000	845,968
Series BKNT, 2.80%, 1/27/2025	828,000	791,899
Valley National Bancorp. 3 Month SOFR + 2.36%, 3.00%, 6/15/2031 (a)	473,000	422,909
Wachovia Corp. 7.57%, 8/1/2026 (a) (b)	1,736,000	1,840,472
Webster Financial Corp. 4.10%, 3/25/2029	629,000	573,139
Wells Fargo & Co.:
3.00%, 4/22/2026	4,753,000	4,354,176
3.00%, 10/23/2026	4,741,000	4,297,622
4.48%, 1/16/2024	1,563,000	1,554,200
SOFR + 1.32%, 3.91%, 4/25/2026	3,897,000	3,724,869
SOFR + 1.51%, 3.53%, 3/24/2028 (a)	5,655,000	5,132,139
SOFR + 1.56%, 4.54%, 8/15/2026 (a)	12,043,000	11,661,478
SOFR + 1.98%, 4.81%, 7/25/2028 (a)	4,130,000	3,945,885
SOFR + 2%, 2.19%, 4/30/2026 (a)	4,027,000	3,681,403
SOFR + 2.1%, 4.90%, 7/25/2033 (a)	6,845,000	6,296,579
Series B, 7.95%, 11/15/2029	182,000	199,627
Security Description	Principal Amount	Value
Series GMTN, 4.30%, 7/22/2027	$3,125,000	$2,925,844
Series MTN, 3.00%, 2/19/2025	3,514,000	3,339,284
Series MTN, 3.30%, 9/9/2024	3,002,000	2,900,652
Series MTN, 3.55%, 9/29/2025	3,416,000	3,252,647
Series MTN, 3.75%, 1/24/2024	3,546,000	3,492,633
Series MTN, 4.10%, 6/3/2026	3,341,000	3,181,935
Series MTN, 4.15%, 1/24/2029	3,375,000	3,104,865
Series MTN, 3 Month SOFR + 1.43%, 2.88%, 10/30/2030 (a)	4,728,000	3,892,090
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (a)	4,059,000	3,737,527
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (a)	3,517,000	3,201,420
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (a)	4,113,000	3,720,291
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (a)	2,485,000	2,303,520
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (a)	4,795,000	4,480,832
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (a)	3,292,000	2,634,917
Series MTN, SOFR + 1.5%, 3.35%, 3/2/2033 (a)	5,578,000	4,533,519
Series MTN, SOFR + 2.1%, 2.39%, 6/2/2028 (a)	3,645,000	3,125,223
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (a)	3,429,000	3,137,329
Western Alliance Bancorp 3 Month SOFR + 2.25%, 3.00%, 6/15/2031 (a)	1,316,000	1,128,457
Westpac Banking Corp.:
1.02%, 11/18/2024	1,523,000	1,413,603
1.15%, 6/3/2026	1,307,000	1,145,259
1.95%, 11/20/2028	1,288,000	1,072,904
2.15%, 6/3/2031	990,000	790,366
2.35%, 2/19/2025	1,570,000	1,485,911
2.65%, 1/16/2030	2,808,000	2,378,488
2.70%, 8/19/2026	1,271,000	1,169,422
2.85%, 5/13/2026	1,811,000	1,686,240
3.30%, 2/26/2024	1,091,000	1,073,959
3.35%, 3/8/2027	846,000	790,122
3.40%, 1/25/2028	1,356,000	1,248,849

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.74%, 8/26/2025	$4,542,000	$4,402,197
4.04%, 8/26/2027	1,789,000	1,718,227
1 year CMT + 2.68%, 5.41%, 8/10/2033 (a)	600,000	540,504
5 Year CMT + 1.53%, 3.02%, 11/18/2036 (a)	1,225,000	901,232
5 Year CMT + 2.00%, 4.11%, 7/24/2034 (a)	1,709,000	1,455,111
5 Year CMT + 1.35%, 2.89%, 2/4/2030 (a)	2,115,000	1,947,513
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (a)	1,830,000	1,354,840
Series GMTN, 5 Year USD ISDA + 2.24%, 4.32%, 11/23/2031 (a)	2,095,000	1,913,426
Wintrust Financial Corp. 4.85%, 6/6/2029	540,000	495,050
Zions Bancorp NA 3.25%, 10/29/2029	1,811,000	1,486,251
		1,702,975,631
BEVERAGES — 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	8,312,000	7,991,905
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	1,376,000	1,227,722
4.00%, 4/13/2028	2,391,000	2,271,044
4.75%, 1/23/2029	4,200,000	4,097,730
4.90%, 1/23/2031	1,674,000	1,638,662
Brown-Forman Corp. 3.50%, 4/15/2025	406,000	393,686
Coca-Cola Co.:
1.00%, 3/15/2028	1,745,000	1,437,740
1.38%, 3/15/2031	931,000	710,819
1.45%, 6/1/2027	3,313,000	2,869,257
1.50%, 3/5/2028	1,331,000	1,136,568
1.65%, 6/1/2030	1,622,000	1,292,620
1.75%, 9/6/2024	799,000	763,293
2.00%, 3/5/2031	1,397,000	1,129,027
2.13%, 9/6/2029	1,006,000	848,893
2.25%, 1/5/2032	1,289,000	1,050,690
2.90%, 5/25/2027	1,392,000	1,291,762
3.38%, 3/25/2027	1,870,000	1,782,839
3.45%, 3/25/2030	2,205,000	2,012,592
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	1,000,000	963,030
Coca-Cola Femsa SAB de CV 2.75%, 1/22/2030	1,597,000	1,372,158
Constellation Brands, Inc.:
2.25%, 8/1/2031	1,292,000	991,209
2.88%, 5/1/2030	792,000	656,544
3.15%, 8/1/2029	856,000	736,708
3.50%, 5/9/2027	1,778,000	1,645,006
3.60%, 5/9/2024	1,831,000	1,792,238
Security Description	Principal Amount	Value
3.60%, 2/15/2028	$768,000	$701,806
3.70%, 12/6/2026	995,000	936,534
4.35%, 5/9/2027	1,372,000	1,317,998
4.40%, 11/15/2025	917,000	897,633
4.65%, 11/15/2028	1,709,000	1,616,355
4.75%, 11/15/2024	1,024,000	1,019,965
4.75%, 12/1/2025	584,000	578,948
4.75%, 5/9/2032	1,431,000	1,340,031
Diageo Capital PLC:
1.38%, 9/29/2025	1,211,000	1,098,425
2.00%, 4/29/2030	1,930,000	1,545,988
3.88%, 5/18/2028	1,158,000	1,090,848
Diageo Captial PLC:
2.13%, 10/24/2024	682,000	646,782
2.38%, 10/24/2029	1,781,000	1,489,308
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	1,936,000	1,825,048
2.25%, 3/15/2031	1,148,000	891,709
2.55%, 9/15/2026	556,000	502,024
3.13%, 12/15/2023	1,139,000	1,119,056
3.20%, 5/1/2030	585,000	499,210
3.40%, 11/15/2025	850,000	811,826
3.95%, 4/15/2029	1,956,000	1,786,278
4.05%, 4/15/2032	1,413,000	1,243,440
4.42%, 5/25/2025	457,000	450,163
4.60%, 5/25/2028	1,490,000	1,436,986
Molson Coors Brewing Co. 3.00%, 7/15/2026	2,731,000	2,495,069
PepsiCo, Inc.:
0.40%, 10/7/2023	1,061,000	1,020,236
1.40%, 2/25/2031	714,000	548,795
1.63%, 5/1/2030	1,236,000	990,432
1.95%, 10/21/2031	1,124,000	894,558
2.25%, 3/19/2025	1,378,000	1,305,104
2.38%, 10/6/2026	1,080,000	990,533
2.63%, 3/19/2027	1,764,000	1,616,812
2.63%, 7/29/2029	1,814,000	1,578,851
2.75%, 4/30/2025	675,000	645,246
2.75%, 3/19/2030	1,673,000	1,449,972
2.85%, 2/24/2026	1,248,000	1,176,627
3.00%, 10/15/2027	1,659,000	1,531,821
3.50%, 7/17/2025	718,000	699,102
3.60%, 3/1/2024	1,146,000	1,133,829
3.60%, 2/18/2028	2,912,000	2,755,043
7.00%, 3/1/2029	992,000	1,109,175
COR, 3.90%, 7/18/2032	2,763,000	2,556,189
		91,447,497
BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
1.65%, 8/15/2028	949,000	782,308
1.90%, 2/21/2025	914,000	853,338
2.00%, 1/15/2032	734,000	561,180
2.20%, 2/21/2027	2,435,000	2,168,660
2.30%, 2/25/2031	1,402,000	1,116,875
2.45%, 2/21/2030	1,377,000	1,136,617

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.60%, 8/19/2026	$1,617,000	$1,485,053
3.00%, 2/22/2029	1,657,000	1,450,886
3.13%, 5/1/2025	1,573,000	1,509,907
3.20%, 11/2/2027	1,277,000	1,171,303
3.35%, 2/22/2032	1,642,000	1,402,350
3.63%, 5/22/2024	1,499,000	1,472,737
4.05%, 8/18/2029	2,038,000	1,875,857
4.20%, 3/1/2033	1,720,000	1,558,389
Baxalta, Inc. 4.00%, 6/23/2025	1,172,000	1,136,477
Biogen, Inc.:
2.25%, 5/1/2030	2,078,000	1,642,534
4.05%, 9/15/2025	3,242,000	3,147,074
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	654,000	593,871
3.70%, 3/15/2032	929,000	781,140
Gilead Sciences, Inc.:
1.20%, 10/1/2027	1,459,000	1,203,879
1.65%, 10/1/2030	1,923,000	1,474,306
2.95%, 3/1/2027	1,476,000	1,344,798
3.50%, 2/1/2025	3,356,000	3,242,836
3.65%, 3/1/2026	3,590,000	3,415,670
3.70%, 4/1/2024	2,192,000	2,158,879
Illumina, Inc. 2.55%, 3/23/2031	791,000	605,558
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,617,000	1,223,794
Royalty Pharma PLC:
1.20%, 9/2/2025	1,455,000	1,287,500
1.75%, 9/2/2027	1,887,000	1,556,624
2.15%, 9/2/2031	1,264,000	932,984
2.20%, 9/2/2030	1,569,000	1,199,297
		45,492,681
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
2.24%, 2/15/2025	1,770,000	1,653,534
2.49%, 2/15/2027	1,036,000	919,378
2.72%, 2/15/2030	4,042,000	3,336,146
Eagle Materials, Inc. 2.50%, 7/1/2031	1,510,000	1,101,862
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029	1,137,000	942,766
4.00%, 6/15/2025	1,105,000	1,061,463
4.00%, 3/25/2032	1,174,000	977,930
Johnson Controls International PLC:
3.90%, 2/14/2026	853,000	820,015
3.63%, 7/2/2024 (a) (b)	659,000	643,494
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	524,000	407,468
2.00%, 9/16/2031	1,317,000	997,311
Security Description	Principal Amount	Value
Lennox International, Inc.:
1.35%, 8/1/2025	$668,000	$595,783
3.00%, 11/15/2023	1,268,000	1,236,072
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	1,657,000	1,286,130
3.45%, 6/1/2027	463,000	427,085
3.50%, 12/15/2027	578,000	533,309
4.25%, 7/2/2024	1,067,000	1,050,291
Series CB, 2.50%, 3/15/2030	1,492,000	1,199,061
Masco Corp.:
1.50%, 2/15/2028	1,384,000	1,116,680
2.00%, 10/1/2030	1,338,000	1,007,487
3.50%, 11/15/2027	939,000	848,264
Mohawk Industries, Inc. 3.63%, 5/15/2030	1,060,000	882,948
Owens Corning:
3.40%, 8/15/2026	828,000	764,824
3.88%, 6/1/2030	856,000	748,315
3.95%, 8/15/2029	625,000	559,106
4.20%, 12/1/2024	913,000	897,351
Vulcan Materials Co.:
3.50%, 6/1/2030	1,334,000	1,142,824
3.90%, 4/1/2027	467,000	440,526
4.50%, 4/1/2025	444,000	436,838
		28,034,261
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	2,216,000	2,015,674
1.85%, 5/15/2027	403,000	354,410
2.05%, 5/15/2030	196,000	160,579
3.35%, 7/31/2024	605,000	592,821
Albemarle Corp.:
4.65%, 6/1/2027	540,000	516,467
5.05%, 6/1/2032	1,249,000	1,159,147
Cabot Corp.:
4.00%, 7/1/2029	614,000	538,625
5.00%, 6/30/2032	694,000	627,071
Celanese US Holdings LLC:
1.40%, 8/5/2026	1,162,000	940,244
3.50%, 5/8/2024	999,000	960,029
5.90%, 7/5/2024	1,162,000	1,146,441
6.05%, 3/15/2025	5,386,000	5,262,553
6.17%, 7/15/2027	2,772,000	2,618,681
6.33%, 7/15/2029	1,948,000	1,818,770
6.38%, 7/15/2032	1,810,000	1,680,712
Dow Chemical Co.:
2.10%, 11/15/2030	1,557,000	1,196,274
4.80%, 11/30/2028	481,000	458,436
7.38%, 11/1/2029	1,782,000	1,945,891
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	3,469,000	3,447,423
4.49%, 11/15/2025	2,548,000	2,506,315
4.73%, 11/15/2028	3,784,000	3,609,293

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Eastman Chemical Co.:
3.80%, 3/15/2025	$1,835,000	$1,765,490
4.50%, 12/1/2028	33,000	30,424
Ecolab, Inc.:
0.90%, 12/15/2023	449,000	430,425
1.65%, 2/1/2027	1,198,000	1,052,862
2.13%, 2/1/2032	104,000	82,257
2.70%, 11/1/2026	1,295,000	1,198,587
3.25%, 12/1/2027	965,000	897,884
COR, 4.80%, 3/24/2030	1,000,000	978,683
EI du Pont de Nemours & Co. 2.30%, 7/15/2030	455,000	371,967
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	1,088,000	1,000,938
FMC Corp.:
3.20%, 10/1/2026	887,000	818,595
3.45%, 10/1/2029	723,000	620,276
4.10%, 2/1/2024	543,000	536,462
Huntsman International LLC:
2.95%, 6/15/2031	1,064,000	803,841
4.50%, 5/1/2029	1,888,000	1,663,555
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	814,000	749,165
Linde, Inc.:
1.10%, 8/10/2030	954,000	720,547
2.65%, 2/5/2025	803,000	767,933
3.20%, 1/30/2026	476,000	454,575
LYB International Finance II B.V. 3.50%, 3/2/2027	1,755,000	1,605,825
LYB International Finance III LLC:
1.25%, 10/1/2025	1,003,000	883,312
2.25%, 10/1/2030	899,000	698,577
LyondellBasell Industries NV 5.75%, 4/15/2024	1,010,000	1,017,817
Mosaic Co. 4.05%, 11/15/2027	1,024,000	955,832
NewMarket Corp. 2.70%, 3/18/2031	1,170,000	890,698
Nutrien, Ltd.:
2.95%, 5/13/2030	1,400,000	1,171,996
3.00%, 4/1/2025	871,000	831,596
4.00%, 12/15/2026	555,000	530,180
4.20%, 4/1/2029	484,000	449,297
PPG Industries, Inc.:
2.40%, 8/15/2024	715,000	684,412
2.55%, 6/15/2030	1,566,000	1,297,823
2.80%, 8/15/2029	574,000	492,251
3.75%, 3/15/2028	1,322,000	1,224,621
Rohm & Haas Co. 7.85%, 7/15/2029	600,000	669,012
RPM International, Inc.:
2.95%, 1/15/2032	511,000	395,100
3.75%, 3/15/2027	670,000	618,504
Security Description	Principal Amount	Value
4.55%, 3/1/2029	$791,000	$721,772
Sherwin-Williams Co.:
2.30%, 5/15/2030	1,366,000	1,093,947
2.95%, 8/15/2029	1,474,000	1,262,363
3.13%, 6/1/2024	1,379,000	1,339,436
3.45%, 8/1/2025	956,000	913,554
3.45%, 6/1/2027	955,000	878,142
3.95%, 1/15/2026	1,280,000	1,236,646
4.05%, 8/8/2024	1,455,000	1,431,429
4.25%, 8/8/2025	802,000	783,105
Westlake Corp.:
0.88%, 8/15/2024	90,000	83,993
3.38%, 6/15/2030	422,000	358,683
3.60%, 8/15/2026	699,000	651,915
		73,672,160
COMMERCIAL SERVICES — 1.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	1,514,000	1,168,551
1.70%, 5/15/2028	1,064,000	912,050
3.38%, 9/15/2025	1,548,000	1,501,405
Block Financial LLC:
2.50%, 7/15/2028	1,058,000	875,876
3.88%, 8/15/2030	2,034,000	1,735,877
5.25%, 10/1/2025	463,000	458,537
Cintas Corp. No. 2:
3.45%, 5/1/2025	448,000	432,656
3.70%, 4/1/2027	1,874,000	1,776,290
4.00%, 5/1/2032	1,253,000	1,153,888
Emory University Series 2020, 2.14%, 9/1/2030	794,000	655,534
Equifax, Inc.:
2.35%, 9/15/2031	1,141,000	859,435
2.60%, 12/1/2024	1,472,000	1,396,693
2.60%, 12/15/2025	697,000	637,992
3.10%, 5/15/2030	1,446,000	1,197,606
5.10%, 12/15/2027	1,016,500	985,243
Global Payments, Inc.:
1.20%, 3/1/2026	1,378,000	1,185,728
1.50%, 11/15/2024	1,629,000	1,500,325
2.15%, 1/15/2027	945,000	808,844
2.65%, 2/15/2025	1,981,000	1,849,462
2.90%, 5/15/2030	1,337,000	1,069,961
2.90%, 11/15/2031	1,432,000	1,097,299
3.20%, 8/15/2029	1,560,000	1,301,305
4.45%, 6/1/2028	875,000	803,495
4.80%, 4/1/2026	1,636,000	1,584,122
4.95%, 8/15/2027	957,000	912,739
5.30%, 8/15/2029	1,077,000	1,013,909
5.40%, 8/15/2032	1,102,000	1,021,620
GXO Logistics, Inc.:
1.65%, 7/15/2026	1,937,000	1,592,137
2.65%, 7/15/2031	828,000	584,030

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Leland Stanford Junior University 1.29%, 6/1/2027	$800,000	$687,336
Moody's Corp.:
2.00%, 8/19/2031	900,000	687,285
3.25%, 1/15/2028	1,145,000	1,035,687
3.75%, 3/24/2025	627,000	607,826
4.25%, 2/1/2029	1,518,000	1,434,798
4.25%, 8/8/2032	919,000	836,400
PayPal Holdings, Inc.:
1.65%, 6/1/2025	1,332,000	1,229,156
2.30%, 6/1/2030	1,739,000	1,416,381
2.40%, 10/1/2024	1,298,000	1,240,031
2.65%, 10/1/2026	1,762,000	1,618,115
2.85%, 10/1/2029	2,421,000	2,073,417
3.90%, 6/1/2027	1,858,000	1,780,001
4.40%, 6/1/2032	1,494,000	1,393,080
Quanta Services, Inc.:
0.95%, 10/1/2024	912,000	834,425
2.35%, 1/15/2032	973,000	716,848
2.90%, 10/1/2030	1,260,000	1,014,640
RELX Capital, Inc.:
3.00%, 5/22/2030	1,335,000	1,124,697
4.00%, 3/18/2029	768,000	705,462
4.75%, 5/20/2032	989,000	927,573
S&P Global, Inc.:
1.25%, 8/15/2030	1,310,000	984,465
2.45%, 3/1/2027 (c)	1,872,000	1,680,644
2.50%, 12/1/2029	780,000	653,843
2.70%, 3/1/2029 (c)	1,533,000	1,326,168
2.90%, 3/1/2032 (c)	1,952,000	1,630,877
2.95%, 1/22/2027	465,000	429,888
4.25%, 5/1/2029 (c)	1,749,000	1,644,567
4.75%, 8/1/2028 (c)	1,840,000	1,798,710
Triton Container International, Ltd./TAL International Container Corp. 3.25%, 3/15/2032	1,610,000	1,179,357
United Rentals North America, Inc. 3.88%, 11/15/2027	1,268,000	1,136,344
Verisk Analytics, Inc.:
4.00%, 6/15/2025	1,148,000	1,111,034
4.13%, 3/15/2029	872,000	794,174
Yale University:
Series 2020, 0.87%, 4/15/2025	300,000	274,506
Series 2020, 1.48%, 4/15/2030	1,323,000	1,059,485
		69,139,829
COMPUTERS — 2.5%
Amdocs, Ltd. 2.54%, 6/15/2030	1,088,000	859,607
Apple, Inc.:
0.55%, 8/20/2025	1,739,000	1,557,188
Security Description	Principal Amount	Value
0.70%, 2/8/2026	$5,832,000	$5,136,534
1.13%, 5/11/2025	4,734,000	4,345,007
1.20%, 2/8/2028	2,704,000	2,263,681
1.25%, 8/20/2030	2,752,000	2,125,039
1.40%, 8/5/2028	3,168,000	2,637,708
1.65%, 5/11/2030	2,165,000	1,739,448
1.65%, 2/8/2031	2,989,000	2,356,109
1.70%, 8/5/2031	1,489,000	1,167,599
1.80%, 9/11/2024	1,037,000	988,334
2.05%, 9/11/2026	2,878,000	2,617,800
2.20%, 9/11/2029	2,138,000	1,822,196
2.45%, 8/4/2026	3,008,000	2,779,482
2.50%, 2/9/2025	1,021,000	975,382
2.75%, 1/13/2025	2,509,000	2,414,812
2.85%, 5/11/2024	1,606,000	1,566,797
2.90%, 9/12/2027	2,545,000	2,348,221
3.00%, 2/9/2024	2,025,000	1,988,003
3.00%, 6/20/2027	993,000	932,725
3.00%, 11/13/2027	2,295,000	2,123,173
3.20%, 5/13/2025	2,546,000	2,466,998
3.20%, 5/11/2027	2,570,000	2,423,150
3.25%, 2/23/2026	4,047,000	3,882,044
3.25%, 8/8/2029	2,522,000	2,305,461
3.35%, 2/9/2027	3,114,000	2,974,150
3.35%, 8/8/2032	1,936,000	1,722,575
3.45%, 5/6/2024	2,902,000	2,855,771
CGI, Inc.:
1.45%, 9/14/2026	688,000	595,237
2.30%, 9/14/2031	909,000	675,696
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	326,000	319,627
4.90%, 10/1/2026	2,376,000	2,293,220
5.30%, 10/1/2029	1,935,000	1,802,762
5.85%, 7/15/2025	1,622,000	1,634,830
6.02%, 6/15/2026	6,143,000	6,167,572
6.10%, 7/15/2027	1,667,000	1,680,786
6.20%, 7/15/2030	1,623,000	1,579,828
Dell, Inc. 7.10%, 4/15/2028	975,000	1,011,299
DXC Technology Co.:
1.80%, 9/15/2026	1,180,000	1,011,166
2.38%, 9/15/2028	1,527,000	1,251,056
Fortinet, Inc.:
1.00%, 3/15/2026	909,000	782,858
2.20%, 3/15/2031	1,275,000	964,155
Genpact Luxembourg Sarl 3.38%, 12/1/2024	629,000	602,852
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	1,480,000	1,306,944
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	2,298,000	2,181,928
1.75%, 4/1/2026	1,286,000	1,144,643
4.90%, 10/15/2025	3,941,000	3,906,753

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
HP, Inc.:
1.45%, 6/17/2026	$1,062,000	$916,177
2.20%, 6/17/2025	1,376,000	1,274,327
2.65%, 6/17/2031	1,377,000	1,013,348
3.00%, 6/17/2027	339,000	300,934
3.40%, 6/17/2030	1,382,000	1,121,949
4.00%, 4/15/2029	1,893,000	1,664,988
4.20%, 4/15/2032	5,342,000	4,349,350
4.75%, 1/15/2028	1,097,000	1,030,752
International Business Machines Corp.:
1.70%, 5/15/2027	1,240,000	1,069,091
1.95%, 5/15/2030	1,667,000	1,323,648
2.20%, 2/9/2027	1,542,000	1,373,259
2.72%, 2/9/2032	1,899,000	1,543,640
3.00%, 5/15/2024	4,068,000	3,959,018
3.30%, 5/15/2026	4,212,000	3,971,874
3.30%, 1/27/2027	956,000	891,002
3.45%, 2/19/2026	1,715,000	1,636,076
3.50%, 5/15/2029	4,396,000	3,972,797
3.63%, 2/12/2024	2,286,000	2,252,830
4.00%, 7/27/2025	1,847,000	1,809,894
4.15%, 7/27/2027	360,000	346,828
4.40%, 7/27/2032	1,574,000	1,451,889
6.22%, 8/1/2027	987,000	1,033,853
6.50%, 1/15/2028	717,000	756,392
7.00%, 10/30/2025	889,000	942,296
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	2,814,000	2,261,921
2.70%, 10/15/2028	1,012,000	744,387
3.15%, 10/15/2031	887,000	586,600
Leidos, Inc.:
2.30%, 2/15/2031	25,000	18,424
3.63%, 5/15/2025	940,000	899,928
4.38%, 5/15/2030	1,399,000	1,224,027
NetApp, Inc.:
1.88%, 6/22/2025	1,315,000	1,200,490
2.38%, 6/22/2027	592,000	522,529
2.70%, 6/22/2030	1,333,000	1,082,503
3.30%, 9/29/2024	1,002,000	971,399
Teledyne FLIR LLC 2.50%, 8/1/2030	666,000	520,832
Western Digital Corp.:
2.85%, 2/1/2029	838,000	651,319
3.10%, 2/1/2032	2,727,000	1,861,886
4.75%, 2/15/2026	2,909,000	2,693,559
		149,534,222
COSMETICS/PERSONAL CARE — 0.7%
Colgate-Palmolive Co. Series MTN, 3.25%, 3/15/2024	936,000	923,720
Estee Lauder Cos., Inc 2.60%, 4/15/2030	1,036,000	878,911
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	787,000	624,492
Security Description	Principal Amount	Value
2.00%, 12/1/2024	$883,000	$840,687
2.38%, 12/1/2029	930,000	785,525
3.15%, 3/15/2027	546,000	510,930
GSK Consumer Healthcare Capital UK PLC 3.13%, 3/24/2025 (c)	3,678,000	3,475,563
GSK Consumer Healthcare Capital US LLC:
3.02%, 3/24/2024 (c)	1,079,000	1,044,839
3.38%, 3/24/2027 (c)	3,472,000	3,155,111
3.38%, 3/24/2029 (c)	1,296,000	1,129,645
3.63%, 3/24/2032 (c)	2,726,000	2,309,031
Procter & Gamble Co.:
0.55%, 10/29/2025	1,242,000	1,105,007
1.00%, 4/23/2026	488,000	434,076
1.20%, 10/29/2030	2,200,000	1,694,220
1.90%, 2/1/2027	733,000	662,933
1.95%, 4/23/2031	888,000	721,633
2.30%, 2/1/2032	627,000	523,369
2.45%, 11/3/2026	1,568,000	1,455,496
2.70%, 2/2/2026	1,247,000	1,185,822
2.80%, 3/25/2027	1,486,000	1,380,643
2.85%, 8/11/2027	403,000	372,324
3.00%, 3/25/2030	3,836,000	3,434,332
Unilever Capital Corp.:
0.63%, 8/12/2024	788,000	733,147
1.38%, 9/14/2030	957,000	736,115
1.75%, 8/12/2031	1,783,000	1,373,178
2.00%, 7/28/2026	1,171,000	1,060,949
2.13%, 9/6/2029	673,000	559,532
2.60%, 5/5/2024	1,567,000	1,519,316
2.90%, 5/5/2027	1,568,000	1,444,426
3.25%, 3/7/2024	818,000	803,252
3.38%, 3/22/2025	721,000	700,819
3.50%, 3/22/2028	1,452,000	1,360,205
		38,939,248
DISTRIBUTION & WHOLESALE — 0.0% (d)
WW Grainger, Inc. 1.85%, 2/15/2025	200,000	187,240
DIVERSIFIED FINANCIAL SERVICES — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/2023	2,158,000	2,053,510
1.65%, 10/29/2024	4,424,000	4,040,262
1.75%, 1/30/2026	2,004,000	1,713,781
2.45%, 10/29/2026	4,849,000	4,099,587
2.88%, 8/14/2024	1,390,000	1,313,258
3.00%, 10/29/2028	4,438,000	3,578,004
3.15%, 2/15/2024	1,421,000	1,364,657
3.30%, 1/30/2032	5,966,000	4,500,154
3.50%, 1/15/2025	1,142,000	1,076,015
3.65%, 7/21/2027	942,000	821,857
3.88%, 1/23/2028	1,487,000	1,287,920
4.45%, 10/1/2025	784,000	742,158

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 4/3/2026	$1,379,000	$1,288,055
4.63%, 10/15/2027	1,569,000	1,416,634
4.88%, 1/16/2024	1,359,000	1,338,547
6.50%, 7/15/2025	1,973,000	1,971,500
Series 3NC1, 1.75%, 10/29/2024	1,900,000	1,727,271
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	1,013,000	837,791
4.25%, 2/15/2024	364,000	360,924
Air Lease Corp.:
0.80%, 8/18/2024	1,003,000	915,067
1.88%, 8/15/2026	1,235,000	1,046,613
2.10%, 9/1/2028	23,000	17,928
2.20%, 1/15/2027	423,000	357,507
2.88%, 1/15/2032	663,000	499,803
3.13%, 12/1/2030	561,000	442,909
3.25%, 3/1/2025	995,000	932,046
3.25%, 10/1/2029	1,062,000	862,471
3.38%, 7/1/2025	573,000	535,967
3.63%, 4/1/2027	1,320,000	1,169,414
3.63%, 12/1/2027	830,000	716,713
4.25%, 9/15/2024	1,223,000	1,194,223
4.63%, 10/1/2028	1,371,000	1,228,293
Series GMTN, 3.75%, 6/1/2026	1,386,000	1,266,471
Series MTN, 0.70%, 2/15/2024	1,090,000	1,018,616
Series MTN, 2.30%, 2/1/2025	1,384,000	1,269,723
Series MTN, 2.88%, 1/15/2026	1,997,000	1,790,430
Series MTN, 3.00%, 2/1/2030	1,965,000	1,556,201
Series MTN, 4.25%, 2/1/2024	672,000	660,180
Aircastle, Ltd.:
4.13%, 5/1/2024	620,000	596,992
4.25%, 6/15/2026	250,000	224,192
4.40%, 9/25/2023	1,347,000	1,325,529
Ally Financial, Inc.:
1.45%, 10/2/2023	467,000	450,590
2.20%, 11/2/2028	1,913,000	1,479,514
3.88%, 5/21/2024	1,407,000	1,370,305
4.63%, 3/30/2025	1,811,000	1,773,241
4.75%, 6/9/2027	1,700,000	1,569,814
5.13%, 9/30/2024	1,179,000	1,172,527
5.80%, 5/1/2025	1,782,000	1,786,402
8.00%, 11/1/2031	3,912,000	4,123,242
American Express Co.:
1.65%, 11/4/2026	1,272,000	1,109,171
2.25%, 3/4/2025	2,468,000	2,315,724
2.50%, 7/30/2024	2,006,000	1,920,825
2.55%, 3/4/2027	2,793,000	2,493,926
3.00%, 10/30/2024	2,159,000	2,080,736
3.13%, 5/20/2026	1,223,000	1,142,233
Security Description	Principal Amount	Value
3.30%, 5/3/2027	$2,445,000	$2,258,055
3.38%, 5/3/2024	2,405,000	2,345,524
3.40%, 2/22/2024	1,015,000	995,847
3.63%, 12/5/2024	1,021,000	992,739
3.95%, 8/1/2025	3,686,000	3,572,029
4.05%, 5/3/2029	1,525,000	1,403,579
4.20%, 11/6/2025	3,514,000	3,428,048
SOFR + 1.76%, 4.42%, 8/3/2033 (a)	1,394,000	1,268,721
SOFR + 2.26%, 4.99%, 5/26/2033	1,508,000	1,410,674
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	1,155,000	1,072,637
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	688,000	635,402
3.00%, 4/2/2025	668,000	638,294
3.70%, 10/15/2024	868,000	847,489
4.00%, 10/15/2023	628,000	623,453
4.50%, 5/13/2032	1,392,000	1,310,081
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	1,413,000	1,197,475
BGC Partners, Inc. 3.75%, 10/1/2024	832,000	798,795
BlackRock, Inc.:
1.90%, 1/28/2031	1,956,000	1,530,296
2.10%, 2/25/2032	973,000	745,620
2.40%, 4/30/2030	1,936,000	1,601,362
3.20%, 3/15/2027	1,496,000	1,409,322
3.25%, 4/30/2029	1,500,000	1,347,675
3.50%, 3/18/2024	966,000	951,336
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	1,332,000	1,296,955
Brookfield Finance I UK PLC 2.34%, 1/30/2032	438,000	328,158
Brookfield Finance, Inc.:
2.72%, 4/15/2031	1,395,000	1,105,663
3.90%, 1/25/2028	1,327,000	1,198,626
4.00%, 4/1/2024	1,064,000	1,047,838
4.25%, 6/2/2026	1,053,000	1,004,952
4.35%, 4/15/2030	1,226,000	1,091,312
4.85%, 3/29/2029	1,344,000	1,257,258
Capital One Bank USA NA SOFR + 0.91%, 2.28%, 1/28/2026 (a)	1,820,000	1,691,017
Capital One Financial Corp.:
3.20%, 2/5/2025	1,372,000	1,301,740
3.30%, 10/30/2024	1,904,000	1,834,790
3.65%, 5/11/2027	1,157,000	1,061,501
3.75%, 4/24/2024	1,561,000	1,527,938
3.75%, 7/28/2026	2,213,000	2,047,202
3.75%, 3/9/2027	1,683,000	1,551,137
3.80%, 1/31/2028	1,978,000	1,786,985

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 1/29/2024	$1,826,000	$1,799,596
4.20%, 10/29/2025	1,894,000	1,817,293
4.25%, 4/30/2025	1,481,000	1,440,969
SOFR + 0.69%, 1.34%, 12/6/2024 (a)	1,729,000	1,643,138
SOFR + 0.86%, 1.88%, 11/2/2027 (a)	1,531,000	1,303,769
SOFR + 1.27%, 2.62%, 11/2/2032 (a)	310,000	232,717
SOFR + 1.29%, 2.64%, 3/3/2026 (a)	1,493,000	1,386,534
SOFR + 1.34%, 2.36%, 7/29/2032 (a)	1,633,000	1,159,887
SOFR + 1.37%, 4.17%, 5/9/2025 (a)	1,142,000	1,111,086
SOFR + 1.79%, 3.27%, 3/1/2030 (a)	1,227,000	1,029,318
SOFR + 2.06%, 4.93%, 5/10/2028	1,903,000	1,811,390
SOFR + 2.16%, 4.99%, 7/24/2026 (a)	3,563,000	3,487,500
SOFR + 2.37%, 5.27%, 5/10/2033 (a)	635,000	588,988
SOFR + 2.6%, 5.25%, 7/26/2030 (a)	2,348,000	2,196,437
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	745,000	565,753
3.00%, 3/16/2032	1,625,000	1,343,371
3.65%, 1/12/2027	1,333,000	1,260,485
Charles Schwab Corp:
2.75%, 10/1/2029	1,620,000	1,395,144
3.30%, 4/1/2027	648,000	605,712
3.63%, 4/1/2025	708,000	686,017
3.75%, 4/1/2024	953,000	940,239
Charles Schwab Corp.:
0.75%, 3/18/2024	1,666,000	1,576,186
0.90%, 3/11/2026	1,737,000	1,510,356
1.15%, 5/13/2026	1,112,000	972,222
1.65%, 3/11/2031	907,000	684,295
1.95%, 12/1/2031	1,176,000	896,829
2.00%, 3/20/2028	1,424,000	1,224,896
2.30%, 5/13/2031	1,273,000	1,015,905
2.45%, 3/3/2027	2,498,000	2,247,351
2.90%, 3/3/2032	1,358,000	1,121,477
3.00%, 3/10/2025	655,000	627,948
3.20%, 3/2/2027	794,000	740,469
3.20%, 1/25/2028	608,000	557,050
3.25%, 5/22/2029	540,000	486,643
3.45%, 2/13/2026	1,104,000	1,062,589
3.55%, 2/1/2024	886,000	872,418
3.85%, 5/21/2025	872,000	852,328
4.00%, 2/1/2029	481,000	452,751
4.20%, 3/24/2025	1,362,000	1,345,520
4.63%, 3/22/2030	663,000	640,445
CI Financial Corp. 3.20%, 12/17/2030	1,509,000	1,086,601
Security Description	Principal Amount	Value
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	$1,045,000	$978,851
CME Group, Inc.:
2.65%, 3/15/2032	1,360,000	1,117,838
3.00%, 3/15/2025	1,101,000	1,055,198
3.75%, 6/15/2028	1,012,000	954,812
Credit Suisse USA, Inc. 7.13%, 7/15/2032	1,844,000	1,847,098
Discover Financial Services:
3.75%, 3/4/2025	1,061,000	1,014,263
3.95%, 11/6/2024	1,077,000	1,049,030
4.10%, 2/9/2027	1,500,000	1,375,500
4.50%, 1/30/2026	1,642,000	1,557,897
Eaton Vance Corp. 3.50%, 4/6/2027	1,568,000	1,451,905
Franklin Resources, Inc.:
1.60%, 10/30/2030	885,000	665,715
2.85%, 3/30/2025	376,000	356,997
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	1,461,000	1,165,147
3.10%, 9/15/2027	1,435,000	1,304,602
3.65%, 5/23/2025	1,433,000	1,386,299
3.75%, 12/1/2025	1,798,000	1,734,998
3.75%, 9/21/2028	3,659,000	3,372,793
4.00%, 9/15/2027	2,088,000	1,979,946
4.35%, 6/15/2029	1,946,000	1,839,554
Invesco Finance PLC 3.75%, 1/15/2026	1,470,000	1,405,041
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	1,427,000	1,403,198
Jefferies Group LLC 6.45%, 6/8/2027	841,000	852,606
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
2.63%, 10/15/2031	2,092,000	1,517,474
4.15%, 1/23/2030	1,652,000	1,412,212
4.85%, 1/15/2027	1,316,000	1,257,214
Lazard Group LLC:
3.63%, 3/1/2027	743,000	681,896
3.75%, 2/13/2025	586,000	565,291
4.38%, 3/11/2029	1,068,000	981,567
4.50%, 9/19/2028	1,542,000	1,410,560
Legg Mason, Inc. 4.75%, 3/15/2026	999,000	984,325
Mastercard, Inc.:
1.90%, 3/15/2031	1,357,000	1,085,274
2.00%, 3/3/2025	1,047,000	986,379
2.00%, 11/18/2031	1,131,000	894,112
2.95%, 11/21/2026	1,821,000	1,700,869
2.95%, 6/1/2029	1,096,000	976,196
3.30%, 3/26/2027	1,471,000	1,387,844
3.35%, 3/26/2030	1,641,000	1,484,481

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 4/1/2024	$1,317,000	$1,294,598
3.50%, 2/26/2028	781,000	729,665
Morgan Stanley Domestic Holdings, Inc.:
3.80%, 8/24/2027	1,061,000	983,908
4.50%, 6/20/2028	1,474,000	1,398,531
Nasdaq, Inc.:
1.65%, 1/15/2031	1,028,000	767,988
3.85%, 6/30/2026	1,159,000	1,106,219
Nomura Holdings, Inc.:
1.65%, 7/14/2026	1,260,000	1,077,741
1.85%, 7/16/2025	1,742,000	1,572,172
2.17%, 7/14/2028	1,468,000	1,173,196
2.33%, 1/22/2027	1,181,000	1,014,432
2.61%, 7/14/2031	1,304,000	967,411
2.65%, 1/16/2025	1,726,000	1,614,345
2.68%, 7/16/2030	790,000	605,369
2.71%, 1/22/2029	621,000	506,711
3.00%, 1/22/2032	949,000	718,194
3.10%, 1/16/2030	2,420,000	1,963,249
5.10%, 7/3/2025	1,631,000	1,607,204
5.39%, 7/6/2027	1,580,000	1,530,815
5.61%, 7/6/2029	1,834,000	1,744,849
ORIX Corp.:
2.25%, 3/9/2031	961,000	747,562
3.25%, 12/4/2024	559,000	537,193
3.70%, 7/18/2027	827,000	765,885
4.00%, 4/13/2032	820,000	716,549
4.05%, 1/16/2024	703,000	694,276
5.20%, 9/13/2032	990,000	944,688
COR, 5.00%, 9/13/2027	1,190,000	1,156,906
Raymond James Financial, Inc. 4.65%, 4/1/2030	316,000	297,103
Stifel Financial Corp.:
4.00%, 5/15/2030	1,881,000	1,617,509
4.25%, 7/18/2024	976,000	958,569
Synchrony Financial:
2.88%, 10/28/2031	1,460,000	1,037,213
3.70%, 8/4/2026	1,509,000	1,377,853
3.95%, 12/1/2027	1,820,000	1,586,276
4.25%, 8/15/2024	1,510,000	1,473,050
4.38%, 3/19/2024	1,401,000	1,376,510
4.50%, 7/23/2025	1,024,000	976,466
4.88%, 6/13/2025	1,493,000	1,442,074
5.15%, 3/19/2029	1,278,000	1,162,878
Visa, Inc.:
0.75%, 8/15/2027	399,000	334,877
1.10%, 2/15/2031	1,018,000	762,523
1.90%, 4/15/2027	2,073,000	1,842,006
2.05%, 4/15/2030	2,014,000	1,663,987
2.75%, 9/15/2027	1,724,000	1,574,495
3.15%, 12/14/2025	4,997,500	4,777,510
Western Union Co.:
1.35%, 3/15/2026	690,000	596,043
Security Description	Principal Amount	Value
2.75%, 3/15/2031	$1,045,000	$785,464
2.85%, 1/10/2025	860,000	814,162
		282,835,776
ELECTRIC — 5.8%
AEP Texas, Inc.:
3.95%, 6/1/2028	857,000	790,077
4.70%, 5/15/2032	1,021,000	934,450
Series I, 2.10%, 7/1/2030	717,000	559,203
AEP Transmission Co. LLC 3.10%, 12/1/2026	1,344,000	1,250,028
AES Corp.:
1.38%, 1/15/2026	1,237,000	1,066,752
2.45%, 1/15/2031	1,299,000	995,528
Alabama Power Co.:
3.05%, 3/15/2032	665,000	564,226
3.75%, 9/1/2027	1,365,000	1,289,884
3.94%, 9/1/2032	1,410,000	1,270,932
Series 13-A, 3.55%, 12/1/2023	410,000	403,977
Series 20-A, 1.45%, 9/15/2030	1,373,000	1,050,208
Ameren Corp.:
1.75%, 3/15/2028	686,000	567,130
1.95%, 3/15/2027	1,317,000	1,139,850
2.50%, 9/15/2024	641,000	608,597
3.50%, 1/15/2031	794,000	684,222
3.65%, 2/15/2026	780,000	740,633
Ameren Illinois Co.:
1.55%, 11/15/2030	785,000	600,957
3.25%, 3/1/2025	458,000	441,251
3.80%, 5/15/2028	457,000	427,853
American Electric Power Co., Inc.:
2.03%, 3/15/2024	1,362,000	1,302,263
2.30%, 3/1/2030	1,017,000	812,288
3.20%, 11/13/2027	806,000	735,628
Series J, 4.30%, 12/1/2028	1,425,000	1,335,952
Series M, 0.75%, 11/1/2023	671,000	641,402
Series N, 1.00%, 11/1/2025	110,000	96,588
Appalachian Power Co.:
3.40%, 6/1/2025	1,203,000	1,155,024
4.50%, 8/1/2032	355,000	319,596
Series AA, 2.70%, 4/1/2031	940,000	753,325
Arizona Public Service Co.:
2.20%, 12/15/2031	1,425,000	1,070,360
2.60%, 8/15/2029	1,717,000	1,414,053
2.95%, 9/15/2027	120,000	106,682
3.15%, 5/15/2025	602,000	571,635
Atlantic City Electric Co.:
2.30%, 3/15/2031	987,000	798,345
4.00%, 10/15/2028	1,118,000	1,041,875

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Avangrid, Inc.:
3.15%, 12/1/2024	$880,000	$840,954
3.20%, 4/15/2025	1,521,000	1,438,425
3.80%, 6/1/2029	915,000	812,987
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	993,000	792,235
2.40%, 8/15/2026	508,000	461,904
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	600,000	453,888
3.25%, 4/15/2028	835,000	757,103
3.50%, 2/1/2025	627,000	609,732
3.70%, 7/15/2030	1,375,000	1,238,394
4.05%, 4/15/2025	1,089,000	1,071,358
Black Hills Corp.:
1.04%, 8/23/2024	460,000	425,735
2.50%, 6/15/2030	761,000	600,132
3.05%, 10/15/2029	1,068,000	893,916
3.15%, 1/15/2027	887,000	810,949
3.95%, 1/15/2026	546,000	521,588
CenterPoint Energy Houston Electric LLC:
4.45%, 10/1/2032	1,295,000	1,230,496
Series AA, 3.00%, 2/1/2027	845,000	784,092
Series AE, 2.35%, 4/1/2031	100,000	81,738
Series AG, 3.00%, 3/1/2032	200,000	169,296
Series Z, 2.40%, 9/1/2026	1,383,000	1,257,797
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	691,000	605,862
2.50%, 9/1/2024	1,282,000	1,219,913
2.65%, 6/1/2031	421,000	336,270
2.95%, 3/1/2030	913,000	766,299
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	1,228,000	1,146,682
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	1,000	1,001
CMS Energy Corp.:
3.00%, 5/15/2026	927,000	857,586
3.45%, 8/15/2027	964,000	875,216
5 Year CMT + 4.12%, 4.75%, 6/1/2050 (a)	554,000	478,556
Commonwealth Edison Co.:
2.20%, 3/1/2030	1,112,000	915,988
3.70%, 8/15/2028	730,000	676,637
Series 122, 2.95%, 8/15/2027	1,050,000	958,671
Series 132, 3.15%, 3/15/2032	575,000	495,834
Security Description	Principal Amount	Value
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	$1,006,000	$884,284
Series A, 2.05%, 7/1/2031	1,329,000	1,053,458
Series A, 3.20%, 3/15/2027	225,000	209,567
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	1,767,000	1,405,914
3.80%, 5/15/2028	465,000	434,561
Series 20A, 3.35%, 4/1/2030	1,299,000	1,144,497
Series D, 4.00%, 12/1/2028	942,000	885,320
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	155,000	147,752
Constellation Energy Generation LLC 3.25%, 6/1/2025	1,097,000	1,039,824
Consumers Energy Co.:
3.60%, 8/15/2032	1,693,000	1,512,983
3.80%, 11/15/2028	164,000	153,504
Dominion Energy South Carolina, Inc. Series A, 2.30%, 12/1/2031	799,000	633,120
Dominion Energy, Inc.:
3.07%, 8/15/2024 (a) (b)	1,375,000	1,318,377
3.90%, 10/1/2025	204,000	196,017
4.25%, 6/1/2028	783,000	733,984
4.35%, 8/15/2032	1,900,000	1,720,925
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (a)	450,000	427,716
Series A, 1.45%, 4/15/2026	910,000	799,835
Series A, 3.30%, 3/15/2025	807,000	777,900
Series B, 3.60%, 3/15/2027	846,000	789,648
Series C, 2.25%, 8/15/2031	1,124,000	876,506
Series C, 3.38%, 4/1/2030	1,395,000	1,202,169
Series D, 2.85%, 8/15/2026	465,000	424,740
DTE Electric Co.:
2.25%, 3/1/2030	3,241,000	2,673,760
3.38%, 3/1/2025	436,000	420,866
3.65%, 3/15/2024	430,000	423,034
Series A, 1.90%, 4/1/2028	704,000	599,196
DTE Energy Co.:
2.85%, 10/1/2026	1,165,000	1,062,562
2.95%, 3/1/2030	767,000	643,383
4.22%, 11/1/2024 (b)	1,539,000	1,507,758

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series C, 2.53%, 10/1/2024 (b)	$1,490,000	$1,417,318
Series C, 3.40%, 6/15/2029	1,182,000	1,034,155
Series F, 1.05%, 6/1/2025	1,545,000	1,381,060
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	1,223,000	1,036,382
2.45%, 2/1/2030	834,000	697,549
2.55%, 4/15/2031	827,000	678,008
2.85%, 3/15/2032	895,000	740,800
2.95%, 12/1/2026	883,000	820,545
3.95%, 11/15/2028	818,000	767,538
Duke Energy Corp.:
0.90%, 9/15/2025	1,050,000	929,870
2.45%, 6/1/2030	1,195,000	956,633
2.55%, 6/15/2031	884,000	692,145
2.65%, 9/1/2026	1,868,000	1,694,650
3.15%, 8/15/2027	985,000	892,331
3.40%, 6/15/2029	1,182,000	1,040,786
3.75%, 4/15/2024	1,602,000	1,574,798
3.95%, 10/15/2023	690,000	684,011
4.30%, 3/15/2028	580,000	546,244
4.50%, 8/15/2032	1,465,000	1,325,034
5 Year CMT + 2.32%, 3.25%, 1/15/2082 (a)	1,186,000	872,837
Duke Energy Florida LLC:
1.75%, 6/15/2030	751,000	586,937
3.20%, 1/15/2027	872,000	815,468
3.80%, 7/15/2028	722,000	675,575
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	1,702,197	1,539,671
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	819,000	654,291
3.65%, 2/1/2029	1,306,000	1,196,322
3.80%, 9/1/2023	786,000	779,319
Duke Energy Progress LLC:
2.00%, 8/15/2031	806,000	623,159
3.40%, 4/1/2032	890,000	764,181
3.45%, 3/15/2029	1,147,000	1,038,700
3.70%, 9/1/2028	741,000	688,900
Edison International:
3.55%, 11/15/2024	1,961,000	1,887,051
4.13%, 3/15/2028	1,037,000	924,869
4.70%, 8/15/2025	1,589,000	1,540,488
4.95%, 4/15/2025	780,000	764,977
5.75%, 6/15/2027	1,689,000	1,655,845
Emera US Finance L.P.:
0.83%, 6/15/2024	680,000	630,054
2.64%, 6/15/2031	1,106,000	862,835
3.55%, 6/15/2026	907,000	843,837
Enel Americas SA 4.00%, 10/25/2026	934,000	879,772
Enel Chile SA 4.88%, 6/12/2028	1,314,000	1,219,497
Security Description	Principal Amount	Value
Enel Generacion Chile SA 4.25%, 4/15/2024	$467,000	$451,346
Entergy Arkansas LLC:
3.50%, 4/1/2026	1,291,000	1,226,941
4.00%, 6/1/2028	532,000	497,042
Entergy Corp.:
0.90%, 9/15/2025	840,000	739,654
1.90%, 6/15/2028	1,327,000	1,089,573
2.40%, 6/15/2031	1,492,000	1,140,694
2.80%, 6/15/2030	703,000	568,762
2.95%, 9/1/2026	1,362,000	1,244,841
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	557,000	562,498
Entergy Louisiana LLC:
0.62%, 11/17/2023	452,000	432,555
0.95%, 10/1/2024	655,000	607,133
1.60%, 12/15/2030	164,000	123,367
2.40%, 10/1/2026	446,000	398,608
3.05%, 6/1/2031	544,000	456,797
3.12%, 9/1/2027	68,000	61,715
3.25%, 4/1/2028	1,673,000	1,497,151
4.05%, 9/1/2023	532,000	528,553
5.40%, 11/1/2024	725,000	730,517
Entergy Mississippi LLC 2.85%, 6/1/2028	1,135,000	990,367
Entergy Texas, Inc.:
1.75%, 3/15/2031	1,238,000	933,365
4.00%, 3/30/2029	1,234,000	1,142,684
Evergy Kansas Central, Inc.:
2.55%, 7/1/2026	1,116,000	1,017,959
3.10%, 4/1/2027	413,000	378,568
Evergy Metro, Inc.:
3.65%, 8/15/2025	400,000	384,888
Series 2020, 2.25%, 6/1/2030	872,000	709,512
Evergy, Inc.:
2.45%, 9/15/2024	1,340,000	1,268,940
2.90%, 9/15/2029	1,911,000	1,580,301
Eversource Energy:
2.55%, 3/15/2031	467,000	373,777
2.90%, 3/1/2027	1,844,000	1,665,114
3.38%, 3/1/2032	1,165,000	981,513
4.20%, 6/27/2024	1,412,000	1,392,232
4.60%, 7/1/2027	1,520,000	1,469,688
Series L, 2.90%, 10/1/2024	325,000	311,493
Series M, 3.30%, 1/15/2028	5,000	4,525
Series O, 4.25%, 4/1/2029	640,000	592,090
Series Q, 0.80%, 8/15/2025	673,000	594,993
Series R, 1.65%, 8/15/2030	1,233,000	931,581
Series U, 1.40%, 8/15/2026	1,296,000	1,120,716

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Exelon Corp.:
2.75%, 3/15/2027 (c)	$1,312,000	$1,178,884
3.35%, 3/15/2032 (c)	1,386,000	1,163,298
3.40%, 4/15/2026	1,366,000	1,285,898
3.95%, 6/15/2025	1,305,000	1,260,278
4.05%, 4/15/2030	1,292,000	1,170,978
Florida Power & Light Co.:
2.45%, 2/3/2032	2,007,000	1,632,434
2.85%, 4/1/2025	1,361,000	1,302,014
3.13%, 12/1/2025	1,581,000	1,504,148
3.25%, 6/1/2024	26,000	25,449
Fortis, Inc. 3.06%, 10/4/2026	1,127,000	1,028,962
Georgia Power Co.:
3.25%, 4/1/2026	915,000	857,501
3.25%, 3/30/2027	1,660,000	1,517,174
4.70%, 5/15/2032	857,000	804,140
Series B, 2.65%, 9/15/2029	649,000	536,535
Gulf Power Co. Series A, 3.30%, 5/30/2027	723,000	671,363
Iberdrola International B.V. 5.81%, 3/15/2025	685,000	698,419
Indiana Michigan Power Co. 3.85%, 5/15/2028	1,203,000	1,115,518
Interstate Power & Light Co.:
2.30%, 6/1/2030	160,000	128,264
3.25%, 12/1/2024	411,000	397,158
3.60%, 4/1/2029	947,000	857,243
4.10%, 9/26/2028	794,000	750,132
IPALCO Enterprises, Inc.:
3.70%, 9/1/2024	885,000	848,680
4.25%, 5/1/2030	947,000	823,909
ITC Holdings Corp.:
3.25%, 6/30/2026	1,362,000	1,256,282
3.35%, 11/15/2027	84,000	76,371
3.65%, 6/15/2024	1,870,000	1,818,182
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	474,000	451,850
MidAmerican Energy Co.:
3.10%, 5/1/2027	1,470,000	1,363,013
3.50%, 10/15/2024	711,000	693,559
3.65%, 4/15/2029	524,000	485,098
6.75%, 12/30/2031	1,644,000	1,809,781
Mississippi Power Co. 3.95%, 3/30/2028	1,141,000	1,052,755
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	573,000	540,803
1.00%, 6/15/2026	459,000	399,950
1.35%, 3/15/2031	672,000	491,756
2.40%, 3/15/2030	1,107,000	912,478
2.75%, 4/15/2032	997,000	810,053
2.85%, 1/27/2025	284,000	271,686
Security Description	Principal Amount	Value
2.95%, 2/7/2024	$458,000	$447,237
3.40%, 11/15/2023	779,000	767,806
3.40%, 2/7/2028	983,000	905,687
3.45%, 6/15/2025	1,912,000	1,840,663
3.70%, 3/15/2029	1,107,000	1,011,566
3.90%, 11/1/2028	1,416,000	1,312,660
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (a)	423,000	382,933
Series C, 8.00%, 3/1/2032	147,000	172,560
Series D, 1.00%, 10/18/2024	1,064,000	984,232
Series MTN, 1.65%, 6/15/2031	455,000	341,232
Series MTN, 1.88%, 2/7/2025	1,229,000	1,150,664
Series MTN, 3.25%, 11/1/2025	540,000	514,555
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	591,000	539,477
Series DD, 2.40%, 5/1/2030	1,817,000	1,495,427
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	1,608,000	1,393,766
1.90%, 6/15/2028	1,827,000	1,514,821
2.25%, 6/1/2030	2,439,000	1,945,273
2.44%, 1/15/2032	1,067,000	829,304
2.75%, 11/1/2029	1,378,000	1,159,077
2.94%, 3/21/2024	439,000	426,695
3.50%, 4/1/2029	1,306,000	1,161,778
3.55%, 5/1/2027	2,468,000	2,284,800
4.20%, 6/20/2024	1,347,000	1,330,136
4.26%, 9/1/2024	1,808,000	1,781,621
4.45%, 6/20/2025	1,505,000	1,480,107
4.63%, 7/15/2027	2,056,000	1,988,460
5.00%, 7/15/2032	1,841,000	1,759,793
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (a)	453,000	366,405
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (a)	464,000	405,921
NSTAR Electric Co.:
1.95%, 8/15/2031	1,074,000	843,724
3.25%, 5/15/2029	442,000	398,083
3.95%, 4/1/2030	689,000	640,694
Ohio Power Co. Series P, 2.60%, 4/1/2030	1,446,000	1,195,105
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030	447,000	386,914
3.30%, 3/15/2030	455,000	395,468
3.80%, 8/15/2028	534,000	494,078

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	$1,275,000	$1,127,431
2.75%, 6/1/2024	424,000	410,050
2.75%, 5/15/2030	639,000	546,339
2.95%, 4/1/2025	438,000	418,010
3.70%, 11/15/2028	687,000	637,000
4.15%, 6/1/2032 (c)	383,000	356,734
5.75%, 3/15/2029	1,066,000	1,094,793
7.00%, 5/1/2032	1,694,000	1,904,530
COR, 4.55%, 9/15/2032 (c)	1,585,000	1,526,022
Pacific Gas & Electric Co.:
1.70%, 11/15/2023	1,725,000	1,644,977
2.10%, 8/1/2027	575,000	466,112
2.50%, 2/1/2031	2,537,000	1,847,139
2.95%, 3/1/2026	1,206,000	1,067,611
3.00%, 6/15/2028	988,000	814,626
3.15%, 1/1/2026	2,610,000	2,344,667
3.25%, 2/16/2024	1,304,000	1,258,973
3.25%, 6/1/2031	1,215,000	925,660
3.30%, 3/15/2027	735,000	637,708
3.30%, 12/1/2027	1,210,507	1,023,459
3.40%, 8/15/2024	550,000	524,733
3.45%, 7/1/2025	913,000	851,318
3.50%, 6/15/2025	434,000	403,629
3.75%, 2/15/2024	717,000	696,429
3.75%, 7/1/2028	505,500	424,853
3.85%, 11/15/2023	809,000	793,047
4.20%, 3/1/2029	1,353,000	1,152,039
4.40%, 3/1/2032	1,311,000	1,079,556
4.55%, 7/1/2030	4,282,115	3,669,216
4.65%, 8/1/2028	763,000	668,258
4.95%, 6/8/2025	1,384,000	1,344,777
5.45%, 6/15/2027	1,878,000	1,772,269
5.90%, 6/15/2032	1,690,000	1,542,345
PacifiCorp:
2.70%, 9/15/2030	335,000	279,373
3.50%, 6/15/2029	1,224,000	1,106,214
3.60%, 4/1/2024	39,000	38,405
PECO Energy Co. 3.15%, 10/15/2025	292,000	278,591
PG&E Wildfire Recovery Funding LLC:
COR, 4.02%, 6/1/2033	225,000	215,118
Series A-1, 3.59%, 6/1/2032	1,716,000	1,622,100
Pinnacle West Capital Corp. 1.30%, 6/15/2025	1,001,000	894,484
Potomac Electric Power Co. 3.60%, 3/15/2024	610,000	599,471
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	1,381,000	1,268,642
4.13%, 4/15/2030	453,000	411,202
Progress Energy, Inc.:
7.00%, 10/30/2031	1,960,000	2,088,498
7.75%, 3/1/2031	1,908,000	2,111,049
Security Description	Principal Amount	Value
Public Service Co. of Colorado:
1.88%, 6/15/2031	$538,000	$421,943
3.70%, 6/15/2028	273,000	254,996
Series 35, 1.90%, 1/15/2031	1,110,000	881,995
Series 38, 4.10%, 6/1/2032	215,000	198,712
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	890,000	712,409
Public Service Electric & Gas Co.:
3.10%, 3/15/2032	830,000	707,052
Series MTN, 0.95%, 3/15/2026	853,000	749,096
Series MTN, 1.90%, 8/15/2031	77,000	60,235
Series MTN, 2.25%, 9/15/2026	119,000	107,427
Series MTN, 2.45%, 1/15/2030	1,283,000	1,084,032
Series MTN, 3.00%, 5/15/2027	494,000	456,011
Series MTN, 3.20%, 5/15/2029	683,000	614,393
Series MTN, 3.65%, 9/1/2028	1,392,000	1,287,043
Series MTN, 3.70%, 5/1/2028	221,000	206,228
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	1,677,000	1,475,089
0.84%, 11/8/2023	959,000	916,372
1.60%, 8/15/2030	883,000	662,259
2.45%, 11/15/2031	1,074,000	833,961
2.88%, 6/15/2024	834,000	802,608
Puget Energy, Inc.:
2.38%, 6/15/2028	1,086,000	909,373
3.65%, 5/15/2025	651,000	616,497
4.10%, 6/15/2030	1,310,000	1,154,215
4.22%, 3/15/2032	890,000	769,334
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	1,308,000	1,201,908
Series VVV, 1.70%, 10/1/2030	763,000	588,609
Series XXX, 3.00%, 3/15/2032	1,780,000	1,479,091
Sempra Energy:
3.25%, 6/15/2027	957,000	872,660
3.30%, 4/1/2025	1,104,000	1,051,317
3.40%, 2/1/2028	1,031,000	933,241
3.70%, 4/1/2029	859,000	767,577
5 Year CMT + 2.87%, 4.13%, 4/1/2052 (a)	1,476,000	1,174,601
Sierra Pacific Power Co. 2.60%, 5/1/2026	1,559,000	1,439,690

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Southern California Edison Co.:
1.10%, 4/1/2024	$1,157,000	$1,090,796
2.25%, 6/1/2030	581,000	459,838
2.75%, 2/1/2032	646,000	513,034
2.85%, 8/1/2029	1,513,000	1,268,303
6.65%, 4/1/2029	668,000	674,079
Series 20C, 1.20%, 2/1/2026	378,000	332,194
Series A, 4.20%, 3/1/2029	715,000	661,182
Series B, 3.65%, 3/1/2028	658,000	600,695
Series C, 4.20%, 6/1/2025	519,000	506,310
Series D, 4.70%, 6/1/2027	571,000	554,110
Series E, 3.70%, 8/1/2025	1,130,000	1,086,766
Series G, 2.50%, 6/1/2031	552,000	435,997
Series K, 0.98%, 8/1/2024	781,000	725,065
Southern Co.:
3.25%, 7/1/2026	2,374,000	2,201,505
4.48%, 8/1/2024 (a) (b)	1,039,000	1,025,649
5.11%, 8/1/2027	1,872,000	1,820,539
Series 21-A, 0.60%, 2/26/2024	663,000	623,571
Series 21-A, 5 Year CMT + 2.92%, 3.75%, 9/15/2051 (a)	1,379,000	1,130,863
Series 21-B, 1.75%, 3/15/2028	1,210,000	990,433
Series A, 3.70%, 4/30/2030	1,084,000	956,207
Southern Power Co.:
0.90%, 1/15/2026	592,000	513,933
4.15%, 12/1/2025	1,388,000	1,342,196
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	676,000	612,666
Series M, 4.10%, 9/15/2028	722,000	666,572
Series N, 1.65%, 3/15/2026	1,492,000	1,317,794
Tampa Electric Co.:
2.40%, 3/15/2031	1,542,000	1,250,022
3.88%, 7/12/2024	1,045,000	1,025,688
Tucson Electric Power Co.:
1.50%, 8/1/2030	560,000	422,688
3.05%, 3/15/2025	790,000	755,998
3.25%, 5/15/2032	1,527,000	1,274,220
Union Electric Co.:
2.15%, 3/15/2032	964,000	746,338
2.95%, 6/15/2027	562,000	512,173
2.95%, 3/15/2030	117,000	101,252
3.50%, 4/15/2024	367,000	359,234
3.50%, 3/15/2029	1,506,000	1,371,710
Virginia Electric & Power Co.:
2.30%, 11/15/2031	660,000	523,895
3.45%, 2/15/2024	408,000	399,999
Security Description	Principal Amount	Value
Series A, 2.88%, 7/15/2029	$1,093,000	$948,287
Series A, 3.10%, 5/15/2025	816,000	780,096
Series A, 3.15%, 1/15/2026	1,565,000	1,475,216
Series A, 3.80%, 4/1/2028	808,000	756,724
Series B, 2.95%, 11/15/2026	1,506,000	1,387,990
Series B, 3.75%, 5/15/2027	1,352,000	1,278,978
WEC Energy Group, Inc.:
0.80%, 3/15/2024	742,000	698,459
1.80%, 10/15/2030	591,000	451,624
2.20%, 12/15/2028	793,000	655,962
5.00%, 9/27/2025	1,232,000	1,227,787
5.15%, 10/1/2027	945,000	936,391
Wisconsin Electric Power Co.:
1.70%, 6/15/2028	478,000	398,724
COR, 4.75%, 9/30/2032	1,335,000	1,287,300
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	767,000	597,409
3.00%, 7/1/2029	575,000	503,200
3.05%, 10/15/2027	1,317,000	1,210,942
Xcel Energy, Inc.:
0.50%, 10/15/2023	760,000	723,908
1.75%, 3/15/2027	710,000	614,221
2.35%, 11/15/2031	112,000	87,227
2.60%, 12/1/2029	1,964,000	1,629,374
3.30%, 6/1/2025	705,000	672,923
3.35%, 12/1/2026	1,225,000	1,138,637
3.40%, 6/1/2030	577,000	502,175
4.00%, 6/15/2028	736,000	690,618
4.60%, 6/1/2032	1,996,000	1,851,270
		343,464,768
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	931,000	690,048
Emerson Electric Co.:
0.88%, 10/15/2026	1,842,000	1,582,812
1.95%, 10/15/2030	1,366,000	1,088,183
2.00%, 12/21/2028	629,000	532,624
2.20%, 12/21/2031	1,649,000	1,318,788
3.15%, 6/1/2025	1,248,000	1,197,918
		6,410,373
ELECTRONICS — 0.9%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	856,000	671,018
2.30%, 3/12/2031	984,000	770,708
2.75%, 9/15/2029	833,000	699,887
3.05%, 9/22/2026	740,000	682,931
Allegion PLC 3.50%, 10/1/2029	653,000	552,856
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	794,000	738,174

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	$851,000	$813,156
3.55%, 10/1/2027	1,423,000	1,270,213
Amphenol Corp.:
2.05%, 3/1/2025	746,000	697,980
2.20%, 9/15/2031	449,000	348,042
2.80%, 2/15/2030	597,000	501,838
3.20%, 4/1/2024	985,000	963,832
4.35%, 6/1/2029	908,000	857,052
Arrow Electronics, Inc.:
2.95%, 2/15/2032	1,180,000	899,809
3.25%, 9/8/2024	988,000	950,446
3.88%, 1/12/2028	1,141,000	1,028,372
4.00%, 4/1/2025	589,000	566,765
Avnet, Inc.:
3.00%, 5/15/2031	872,000	657,287
4.63%, 4/15/2026	606,000	583,342
5.50%, 6/1/2032	457,000	415,500
Flex, Ltd.:
3.75%, 2/1/2026	1,293,000	1,201,119
4.75%, 6/15/2025	1,001,000	977,677
4.88%, 6/15/2029	941,000	850,909
4.88%, 5/12/2030	1,038,000	933,951
Fortive Corp. 3.15%, 6/15/2026	1,440,000	1,328,645
Honeywell International, Inc.:
1.10%, 3/1/2027	1,938,000	1,669,568
1.35%, 6/1/2025	1,463,000	1,345,858
1.75%, 9/1/2031	1,700,000	1,327,496
1.95%, 6/1/2030	557,000	456,244
2.30%, 8/15/2024	1,195,000	1,147,343
2.50%, 11/1/2026	2,153,000	1,976,799
2.70%, 8/15/2029	1,477,000	1,297,869
3.35%, 12/1/2023	705,000	696,568
Hubbell, Inc.:
2.30%, 3/15/2031	930,000	743,200
3.15%, 8/15/2027	887,000	803,906
3.35%, 3/1/2026	832,000	791,165
3.50%, 2/15/2028	831,000	762,002
Jabil, Inc.:
3.00%, 1/15/2031	1,126,000	888,921
3.60%, 1/15/2030	810,000	676,002
3.95%, 1/12/2028	811,000	736,023
4.25%, 5/15/2027	873,000	814,326
Keysight Technologies, Inc.:
3.00%, 10/30/2029	644,000	547,149
4.55%, 10/30/2024	973,000	959,174
4.60%, 4/6/2027	1,200,000	1,164,408
Legrand France SA 8.50%, 2/15/2025	454,000	491,137
TD SYNNEX Corp.:
1.75%, 8/9/2026	1,914,000	1,627,168
COR, 1.25%, 8/9/2024	912,000	842,724
COR, 2.38%, 8/9/2028	1,113,000	896,343
COR, 2.65%, 8/9/2031	1,014,000	759,040
Security Description	Principal Amount	Value
Trimble, Inc.:
4.75%, 12/1/2024	$384,000	$379,265
4.90%, 6/15/2028	1,189,000	1,126,922
Tyco Electronics Group SA:
2.50%, 2/4/2032	768,000	623,816
3.13%, 8/15/2027	1,171,000	1,074,568
3.45%, 8/1/2024	755,000	736,601
3.70%, 2/15/2026	538,000	517,680
Vontier Corp.:
1.80%, 4/1/2026	1,329,000	1,129,597
2.40%, 4/1/2028	1,789,000	1,395,241
2.95%, 4/1/2031	1,161,000	834,585
		51,200,217
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.43%, 3/15/2024 (c)	2,348,000	2,271,009
3.64%, 3/15/2025 (c)	2,052,000	1,943,408
3.76%, 3/15/2027 (c)	5,665,000	5,084,508
3.79%, 3/15/2025 (c)	150,000	141,762
4.05%, 3/15/2029 (c)	1,372,000	1,186,684
4.28%, 3/15/2032 (c)	6,965,000	5,734,702
		16,362,073
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
0.88%, 11/15/2025	854,000	753,228
1.45%, 2/15/2031	1,036,000	772,918
2.30%, 3/1/2030	1,025,000	842,314
2.50%, 8/15/2024	1,742,000	1,664,708
2.90%, 7/1/2026	776,000	713,478
3.20%, 3/15/2025	849,000	811,041
3.38%, 11/15/2027	686,000	628,019
3.95%, 5/15/2028	917,000	859,541
Waste Connections, Inc.:
2.20%, 1/15/2032	82,000	63,704
2.60%, 2/1/2030	765,000	638,431
3.20%, 6/1/2032	1,015,000	851,737
3.50%, 5/1/2029	940,000	844,411
4.25%, 12/1/2028	999,000	941,318
Waste Management, Inc.:
0.75%, 11/15/2025	1,645,000	1,452,222
1.15%, 3/15/2028	837,000	683,042
1.50%, 3/15/2031	1,583,000	1,201,418
2.00%, 6/1/2029	783,000	645,803
3.13%, 3/1/2025	560,000	541,358
4.15%, 4/15/2032	1,207,000	1,117,489
		16,026,180
FOOD — 1.5%
Ahold Finance USA LLC 6.88%, 5/1/2029	898,000	945,899
Bestfoods Series E, 7.25%, 12/15/2026	731,000	798,435

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Campbell Soup Co.:
2.38%, 4/24/2030	$1,424,000	$1,136,395
3.30%, 3/19/2025	922,000	883,248
3.95%, 3/15/2025	1,462,000	1,421,620
4.15%, 3/15/2028	1,289,000	1,208,437
Conagra Brands, Inc.:
1.38%, 11/1/2027	941,000	760,733
4.30%, 5/1/2024	1,852,000	1,823,350
4.60%, 11/1/2025	1,111,000	1,086,358
4.85%, 11/1/2028	3,787,000	3,577,655
7.00%, 10/1/2028	1,093,000	1,129,900
8.25%, 9/15/2030	675,000	749,891
Flowers Foods, Inc.:
2.40%, 3/15/2031	780,000	612,199
3.50%, 10/1/2026	625,000	581,887
General Mills, Inc.:
2.25%, 10/14/2031	1,954,000	1,529,279
2.88%, 4/15/2030	824,000	700,614
3.20%, 2/10/2027	1,250,000	1,167,675
3.65%, 2/15/2024	954,000	941,627
4.00%, 4/17/2025	975,000	952,029
4.20%, 4/17/2028	776,000	740,513
Hershey Co.:
0.90%, 6/1/2025	882,000	800,344
1.70%, 6/1/2030	1,291,000	1,019,025
2.05%, 11/15/2024	620,000	588,895
2.30%, 8/15/2026	991,000	904,000
2.45%, 11/15/2029	435,000	370,381
Hormel Foods Corp.:
0.65%, 6/3/2024	948,000	888,323
1.70%, 6/3/2028	449,000	382,503
1.80%, 6/11/2030	693,000	553,187
Ingredion, Inc.:
2.90%, 6/1/2030	1,140,000	940,785
3.20%, 10/1/2026	1,010,000	931,765
J M Smucker Co.:
2.13%, 3/15/2032	200,000	150,584
3.50%, 3/15/2025	1,001,000	964,494
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.:
2.50%, 1/15/2027 (c)	50,000	42,645
3.00%, 5/15/2032 (c)	7,909,000	5,851,553
5.13%, 2/1/2028 (c)	1,345,000	1,256,095
COR, 3.00%, 2/2/2029 (c)	1,000	816
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.75%, 12/1/2031 (c)	325,000	259,561
JM Smucker Co.:
2.38%, 3/15/2030	907,000	730,135
3.38%, 12/15/2027	1,364,000	1,240,640
Kellogg Co.:
2.10%, 6/1/2030	1,008,000	799,324
2.65%, 12/1/2023	703,000	686,887
3.25%, 4/1/2026	1,069,000	1,005,469
Security Description	Principal Amount	Value
3.40%, 11/15/2027	$1,427,000	$1,312,412
4.30%, 5/15/2028	954,000	909,849
Series B, 7.45%, 4/1/2031	1,939,000	2,129,991
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	2,333,000	2,151,703
3.75%, 4/1/2030	1,840,000	1,621,831
4.25%, 3/1/2031	1,875,000	1,687,612
4.63%, 1/30/2029	640,000	612,442
6.75%, 3/15/2032	1,143,000	1,204,722
Kroger Co.:
1.70%, 1/15/2031	25,000	18,793
2.20%, 5/1/2030	805,000	639,339
2.65%, 10/15/2026	1,339,000	1,218,597
3.50%, 2/1/2026	1,430,000	1,356,169
3.70%, 8/1/2027	763,000	716,434
4.00%, 2/1/2024	1,027,000	1,017,059
4.50%, 1/15/2029	1,019,000	967,163
7.50%, 4/1/2031	684,000	767,715
McCormick & Co., Inc.:
0.90%, 2/15/2026	326,000	282,583
1.85%, 2/15/2031	1,789,000	1,331,392
2.50%, 4/15/2030	878,000	715,315
3.15%, 8/15/2024	1,104,000	1,066,067
3.40%, 8/15/2027	863,000	794,271
Mondelez International, Inc.:
1.50%, 5/4/2025	1,342,000	1,226,749
1.50%, 2/4/2031	867,000	639,404
2.13%, 3/17/2024	945,000	908,287
2.63%, 3/17/2027	1,132,000	1,016,864
2.75%, 4/13/2030	3,202,000	2,663,360
3.00%, 3/17/2032	1,200,000	985,920
Sysco Corp.:
2.40%, 2/15/2030	1,330,000	1,079,574
2.45%, 12/14/2031	1,402,000	1,095,453
3.25%, 7/15/2027	777,000	708,065
3.30%, 7/15/2026	987,000	923,605
3.75%, 10/1/2025	1,466,000	1,410,966
5.95%, 4/1/2030	1,463,000	1,480,878
Tyson Foods, Inc.:
3.55%, 6/2/2027	1,775,000	1,641,538
3.95%, 8/15/2024	1,363,000	1,336,053
4.00%, 3/1/2026	1,454,000	1,394,531
4.35%, 3/1/2029	1,366,000	1,288,999
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	39,638
		85,476,498
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	1,522,000	1,323,562
4.50%, 8/1/2024	907,000	884,624
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	817,000	779,606
5.50%, 1/17/2027	1,016,000	972,129

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Georgia-Pacific LLC:
7.75%, 11/15/2029	$1,851,000	$2,094,129
8.88%, 5/15/2031	514,000	624,608
Suzano Austria GmbH:
2.50%, 9/15/2028	775,000	603,717
3.75%, 1/15/2031	1,965,000	1,535,412
5.00%, 1/15/2030	1,074,000	929,525
6.00%, 1/15/2029	2,127,000	1,986,831
Series DM3N, 3.13%, 1/15/2032	2,257,000	1,616,486
		13,350,629
GAS — 0.5%
Atmos Energy Corp.:
1.50%, 1/15/2031	955,000	718,676
2.63%, 9/15/2029	914,000	779,450
3.00%, 6/15/2027	839,000	769,355
5.45%, 10/15/2032	667,000	674,064
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	509,000	391,492
4.00%, 4/1/2028	447,000	413,126
4.40%, 7/1/2032	644,000	600,858
Eastern Energy Gas Holdings LLC:
3.55%, 11/1/2023	176,000	173,138
3.60%, 12/15/2024	559,000	541,962
Series A, 2.50%, 11/15/2024	1,306,000	1,239,172
Series B, 3.00%, 11/15/2029	373,000	310,500
National Fuel Gas Co.:
2.95%, 3/1/2031	796,000	621,039
3.95%, 9/15/2027	811,000	724,734
4.75%, 9/1/2028	720,000	660,888
5.20%, 7/15/2025	697,000	686,824
5.50%, 1/15/2026	1,162,000	1,148,486
NiSource, Inc.:
0.95%, 8/15/2025	2,208,000	1,960,395
1.70%, 2/15/2031	702,000	518,757
2.95%, 9/1/2029	650,000	550,388
3.49%, 5/15/2027	1,119,000	1,030,230
3.60%, 5/1/2030	1,180,000	1,026,576
ONE Gas, Inc.:
1.10%, 3/11/2024	869,000	833,875
2.00%, 5/15/2030	7,000	5,537
3.61%, 2/1/2024	763,000	749,014
4.25%, 9/1/2032	450,000	407,295
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	655,000	515,885
3.50%, 6/1/2029	1,042,000	916,199
Southern California Gas Co.:
2.95%, 4/15/2027	445,000	406,356
3.15%, 9/15/2024	607,000	588,347
3.20%, 6/15/2025	461,000	439,199
Security Description	Principal Amount	Value
Series TT, 2.60%, 6/15/2026	$752,000	$688,998
Series XX, 2.55%, 2/1/2030	1,293,000	1,084,620
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	590,000	575,710
3.25%, 6/15/2026	636,000	589,928
5.15%, 9/15/2032	2,055,000	1,965,032
Southwest Gas Corp.:
2.20%, 6/15/2030	1,105,000	835,236
3.70%, 4/1/2028	525,000	467,518
4.05%, 3/15/2032	1,040,000	876,720
		27,485,579
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc.:
2.80%, 3/1/2031	804,000	605,693
4.63%, 6/15/2028	1,024,000	948,152
Snap-on, Inc. 3.25%, 3/1/2027	785,000	736,872
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	892,000	720,906
3.00%, 5/15/2032	906,000	742,385
3.40%, 3/1/2026	1,245,000	1,178,330
4.25%, 11/15/2028	930,000	876,386
5 Year CMT + 2.66%, 4.00%, 3/15/2060 (a)	252,000	220,190
		6,028,914
HEALTH CARE PRODUCTS — 0.8%
Abbott Laboratories:
1.15%, 1/30/2028	1,139,000	953,354
1.40%, 6/30/2030	1,290,000	1,010,186
2.95%, 3/15/2025	1,051,000	1,011,167
3.40%, 11/30/2023	954,000	942,962
3.75%, 11/30/2026	2,472,000	2,400,287
3.88%, 9/15/2025	773,000	757,154
Baxter International, Inc.:
0.87%, 12/1/2023	540,000	515,484
1.32%, 11/29/2024	1,367,000	1,261,905
1.73%, 4/1/2031	1,316,000	976,459
1.92%, 2/1/2027	1,232,000	1,069,142
2.27%, 12/1/2028	1,909,000	1,577,579
2.54%, 2/1/2032	3,150,000	2,450,322
2.60%, 8/15/2026	893,000	810,576
3.95%, 4/1/2030	1,220,000	1,093,388
Boston Scientific Corp.:
1.90%, 6/1/2025	697,000	642,878
2.65%, 6/1/2030	1,314,000	1,093,695
3.45%, 3/1/2024	1,505,000	1,473,004
Danaher Corp. 3.35%, 9/15/2025	5,000	4,795
Dentsply Sirona, Inc. 3.25%, 6/1/2030	1,472,000	1,141,683

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
DH Europe Finance II Sarl:
2.20%, 11/15/2024	$977,000	$924,105
2.60%, 11/15/2029	1,318,000	1,126,020
Edwards Lifesciences Corp. 4.30%, 6/15/2028	17,000	15,857
PerkinElmer, Inc.:
0.55%, 9/15/2023	605,000	579,094
0.85%, 9/15/2024	888,000	823,380
1.90%, 9/15/2028	918,000	737,595
2.25%, 9/15/2031	639,000	480,739
2.55%, 3/15/2031	729,000	565,697
3.30%, 9/15/2029	1,423,000	1,195,277
Smith & Nephew PLC 2.03%, 10/14/2030	1,072,000	805,061
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	1,029,000	806,695
Stryker Corp.:
1.15%, 6/15/2025	1,030,000	930,378
1.95%, 6/15/2030	1,365,000	1,080,766
3.38%, 5/15/2024	1,089,000	1,063,953
3.38%, 11/1/2025	1,953,000	1,859,490
3.50%, 3/15/2026	1,027,000	981,001
3.65%, 3/7/2028	461,000	432,957
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	1,255,000	1,207,210
1.22%, 10/18/2024	3,345,000	3,113,961
1.75%, 10/15/2028	1,297,000	1,086,899
2.00%, 10/15/2031	1,326,000	1,045,578
2.60%, 10/1/2029	1,650,000	1,424,478
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	1,208,000	1,118,415
2.60%, 11/24/2031	1,274,000	994,484
3.05%, 1/15/2026	351,000	328,203
3.55%, 4/1/2025	1,783,000	1,712,839
		47,626,152
HEALTH CARE SERVICES — 2.0%
Adventist Health System 2.95%, 3/1/2029	617,000	531,336
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	1,371,000	1,279,404
Series 2020, 2.21%, 6/15/2030	614,000	499,372
Aetna, Inc. 3.50%, 11/15/2024	1,941,000	1,887,351
Ascension Health Series B, 2.53%, 11/15/2029	1,470,000	1,242,988
Banner Health:
1.90%, 1/1/2031	75,000	57,961
2.34%, 1/1/2030	1,089,000	893,154
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	548,000	420,815
Security Description	Principal Amount	Value
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	$1,306,000	$1,155,797
Series 20-2, 2.10%, 6/1/2031	594,000	461,865
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	670,000	532,034
CHRISTUS Health Series C, 4.34%, 7/1/2028	684,000	638,733
CommonSpirit Health:
1.55%, 10/1/2025	851,000	755,416
2.76%, 10/1/2024	1,352,000	1,287,496
2.78%, 10/1/2030	873,000	695,772
3.35%, 10/1/2029	1,451,000	1,220,407
Elevance Health, Inc.:
1.50%, 3/15/2026	1,001,000	888,518
2.25%, 5/15/2030	1,237,000	996,898
2.38%, 1/15/2025	1,903,000	1,795,157
2.55%, 3/15/2031	929,000	748,913
2.88%, 9/15/2029	2,239,000	1,912,173
3.35%, 12/1/2024	741,000	712,968
3.50%, 8/15/2024	1,144,000	1,117,711
3.65%, 12/1/2027	1,988,000	1,850,112
4.10%, 3/1/2028	1,461,000	1,378,790
4.10%, 5/15/2032	1,399,000	1,267,354
HCA, Inc.:
2.38%, 7/15/2031	801,000	593,453
3.13%, 3/15/2027 (c)	1,703,000	1,503,681
3.38%, 3/15/2029 (c)	1,511,000	1,278,593
3.50%, 9/1/2030	3,787,000	3,129,312
3.63%, 3/15/2032 (c)	4,224,000	3,422,158
4.13%, 6/15/2029	4,543,000	4,003,428
4.50%, 2/15/2027	965,000	903,443
5.00%, 3/15/2024	2,835,000	2,815,835
5.25%, 4/15/2025	3,370,000	3,306,341
5.25%, 6/15/2026	3,689,000	3,569,993
5.38%, 2/1/2025	3,931,000	3,884,732
5.38%, 9/1/2026	1,561,000	1,513,077
5.63%, 9/1/2028	1,245,000	1,189,560
5.88%, 2/15/2026	3,797,000	3,747,221
5.88%, 2/1/2029	1,517,000	1,480,653
Humana, Inc.:
1.35%, 2/3/2027	787,000	663,110
2.15%, 2/3/2032	1,405,000	1,067,884
3.13%, 8/15/2029	980,000	846,828
3.70%, 3/23/2029	732,000	656,304
3.85%, 10/1/2024	946,000	922,662
3.95%, 3/15/2027	1,414,000	1,327,576
4.50%, 4/1/2025	781,000	769,636
4.88%, 4/1/2030	547,000	524,228
Kaiser Foundation Hospitals 3.15%, 5/1/2027	1,833,000	1,704,562
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	1,346,000	1,178,746

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.30%, 12/1/2024	$660,000	$621,872
2.70%, 6/1/2031	764,000	617,450
2.95%, 12/1/2029	1,028,000	872,515
3.25%, 9/1/2024	1,322,000	1,278,916
3.60%, 2/1/2025	1,866,000	1,799,608
3.60%, 9/1/2027	702,000	653,344
Mercy Health Series 2018, 4.30%, 7/1/2028	1,137,000	1,069,781
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	671,000	513,161
OhioHealth Corp. 2.30%, 11/15/2031	455,000	360,642
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	975,000	867,994
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	509,000	386,662
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	1,022,000	844,468
Series H, 2.75%, 10/1/2026	378,000	346,547
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	430,000	346,872
2.95%, 6/30/2030	985,000	823,105
3.45%, 6/1/2026	726,000	685,816
3.50%, 3/30/2025	782,000	751,737
4.20%, 6/30/2029	1,100,000	1,015,674
4.25%, 4/1/2024	539,000	533,195
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	460,000	417,022
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	1,713,000	1,629,371
Stanford Health Care Series 2020, 3.31%, 8/15/2030	480,000	419,966
Sutter Health:
Series 2018, 3.70%, 8/15/2028	1,052,000	967,598
Series 20A, 1.32%, 8/15/2025	829,000	747,692
Series 20A, 2.29%, 8/15/2030	945,000	760,167
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	878,000	822,844
1.15%, 5/15/2026	714,000	630,026
1.25%, 1/15/2026	1,033,000	921,333
2.00%, 5/15/2030	1,693,000	1,365,811
2.30%, 5/15/2031	2,061,000	1,657,868
2.38%, 8/15/2024	927,000	889,790
2.88%, 3/15/2023	516,500	513,117
Security Description	Principal Amount	Value
2.88%, 8/15/2029	$1,294,000	$1,129,119
2.95%, 10/15/2027	1,546,000	1,411,467
3.10%, 3/15/2026	1,369,000	1,295,252
3.38%, 4/15/2027	1,292,000	1,216,547
3.45%, 1/15/2027	1,240,000	1,171,874
3.50%, 2/15/2024	955,000	940,580
3.70%, 12/15/2025	1,384,000	1,341,580
3.70%, 5/15/2027	1,350,000	1,284,876
3.75%, 7/15/2025	2,714,000	2,642,785
3.85%, 6/15/2028	1,992,000	1,874,851
3.88%, 12/15/2028	1,226,000	1,150,184
4.00%, 5/15/2029	1,719,000	1,601,695
4.20%, 5/15/2032	1,921,000	1,786,088
Universal Health Services, Inc.:
1.65%, 9/1/2026 (c)	1,089,000	912,440
2.65%, 10/15/2030 (c)	1,058,000	781,418
2.65%, 1/15/2032 (c)	638,000	450,339
UPMC Series D-1, 3.60%, 4/3/2025	568,000	548,495
		119,903,065
HOME BUILDERS — 0.3%
D.R.Horton, Inc. 1.40%, 10/15/2027	1,361,000	1,098,994
DR Horton, Inc.:
1.30%, 10/15/2026	1,475,000	1,235,342
2.50%, 10/15/2024	738,000	697,890
2.60%, 10/15/2025	1,295,000	1,188,823
Lennar Corp.:
4.50%, 4/30/2024	1,239,000	1,216,809
4.75%, 5/30/2025	623,000	610,160
4.75%, 11/29/2027	1,958,000	1,812,853
4.88%, 12/15/2023	730,000	727,124
5.00%, 6/15/2027	552,000	522,744
5.25%, 6/1/2026	585,000	570,276
5.88%, 11/15/2024	1,124,000	1,129,878
MDC Holdings, Inc.:
2.50%, 1/15/2031	860,000	578,049
3.85%, 1/15/2030	1,029,000	795,067
NVR, Inc. 3.00%, 5/15/2030	738,000	601,913
PulteGroup, Inc.:
5.50%, 3/1/2026	925,000	916,037
7.88%, 6/15/2032	695,000	721,153
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	1,050,000	852,652
4.35%, 2/15/2028	300,000	262,956
4.88%, 11/15/2025	1,013,000	979,439
4.88%, 3/15/2027	1,834,000	1,687,537
		18,205,696

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	$1,029,000	$1,002,174
Leggett & Platt, Inc.:
3.50%, 11/15/2027	766,000	689,859
3.80%, 11/15/2024	357,000	346,729
4.40%, 3/15/2029	847,000	784,712
Whirlpool Corp.:
2.40%, 5/15/2031	861,000	662,083
3.70%, 5/1/2025	452,000	438,074
4.00%, 3/1/2024	647,000	639,598
4.70%, 5/14/2032	669,000	608,917
4.75%, 2/26/2029	691,000	648,573
		5,820,719
HOUSEHOLD PRODUCTS — 0.0% (d)
Colgate-Palmolive Co.:
3.10%, 8/15/2025	544,000	525,776
3.10%, 8/15/2027	1,169,000	1,099,678
3.25%, 8/15/2032	1,044,000	931,812
		2,557,266
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
0.85%, 8/15/2024	1,027,000	952,327
2.25%, 2/15/2032	625,000	461,912
2.65%, 4/30/2030	843,000	674,493
4.88%, 12/6/2028	770,000	742,557
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	825,000	648,879
3.15%, 8/1/2027	928,000	849,046
Clorox Co.:
1.80%, 5/15/2030	1,054,000	813,351
3.10%, 10/1/2027	1,480,000	1,348,398
4.40%, 5/1/2029	1,421,000	1,343,385
4.60%, 5/1/2032	844,000	791,284
Kimberly-Clark Corp.:
2.00%, 11/2/2031	1,282,000	1,008,806
2.75%, 2/15/2026	777,000	729,525
3.05%, 8/15/2025	551,000	527,109
3.10%, 3/26/2030	1,078,000	952,553
3.20%, 4/25/2029	1,354,000	1,219,331
		13,062,956
INSURANCE — 2.6%
ACE Capital Trust II 9.70%, 4/1/2030	790,000	989,293
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (a)	447,000	386,727
Aflac, Inc.:
1.13%, 3/15/2026	109,000	95,991
2.88%, 10/15/2026	1,305,000	1,210,896
3.25%, 3/17/2025	1,056,000	1,056,000
3.60%, 4/1/2030	3,371,000	3,040,271
Security Description	Principal Amount	Value
Alleghany Corp. 3.63%, 5/15/2030	$735,000	$656,362
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	167,000	158,458
Allstate Corp.:
0.75%, 12/15/2025	913,000	797,113
3.28%, 12/15/2026	1,272,000	1,195,082
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	999,000	947,382
American Financial Group, Inc. 5.25%, 4/2/2030	694,000	667,760
American International Group, Inc.:
2.50%, 6/30/2025	1,129,000	1,051,923
3.40%, 6/30/2030	926,000	808,120
3.75%, 7/10/2025	1,303,000	1,303,000
3.90%, 4/1/2026	3,171,000	3,033,157
4.20%, 4/1/2028	25,000	23,417
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (a)	3,000	2,775
Aon Corp.:
2.80%, 5/15/2030	736,000	609,975
3.75%, 5/2/2029	1,484,000	1,337,188
8.21%, 1/1/2027	621,000	654,484
Aon Corp. / Aon Global Holdings PLC 5.00%, 9/12/2032	2,030,000	1,946,425
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	864,000	649,071
2.60%, 12/2/2031	579,000	452,523
2.85%, 5/28/2027	1,375,000	1,231,835
Aon Global, Ltd.:
3.50%, 6/14/2024	1,037,000	1,011,365
3.88%, 12/15/2025	388,000	373,264
4.00%, 11/27/2023	877,000	869,011
Arch Capital Finance LLC 4.01%, 12/15/2026	730,000	697,245
Arthur J Gallagher & Co. 2.40%, 11/9/2031	200,000	153,286
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	471,000	466,704
Assurant, Inc.:
2.65%, 1/15/2032	748,000	552,420
3.70%, 2/22/2030	1,905,000	1,610,735
4.90%, 3/27/2028	1,143,000	1,080,329
Assured Guaranty US Holdings, Inc.:
3.15%, 6/15/2031	586,000	473,670
5.00%, 7/1/2024	498,000	497,303
Athene Holding, Ltd.:
3.50%, 1/15/2031	1,036,000	829,194

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 1/12/2028	$1,625,000	$1,462,581
6.15%, 4/3/2030	729,000	702,187
AXA SA 8.60%, 12/15/2030	1,308,000	1,531,590
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	1,868,000	1,631,175
5 Year CMT + 3.19%, 4.90%, 1/15/2040 (a)	370,000	302,175
AXIS Specialty Finance PLC 4.00%, 12/6/2027	221,000	204,463
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	466,000	358,601
1.85%, 3/12/2030	934,000	752,991
2.30%, 3/15/2027	1,622,000	1,474,593
2.88%, 3/15/2032	1,947,000	1,641,749
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	3,423,000	3,252,261
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	776,000	706,959
5.63%, 5/15/2030	1,433,000	1,342,850
Brown & Brown, Inc.:
2.38%, 3/15/2031	1,074,000	804,233
4.20%, 9/15/2024	894,000	877,550
4.20%, 3/17/2032	1,320,000	1,135,147
4.50%, 3/15/2029	664,000	616,564
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	774,000	584,579
3.15%, 3/15/2025	1,290,000	1,238,774
3.35%, 5/15/2024	1,274,000	1,244,010
3.35%, 5/3/2026	2,121,000	2,002,903
Cincinnati Financial Corp. 6.92%, 5/15/2028	901,000	953,862
CNA Financial Corp.:
2.05%, 8/15/2030	897,000	686,026
3.45%, 8/15/2027	1,311,000	1,196,445
3.90%, 5/1/2029	987,000	883,947
3.95%, 5/15/2024	817,000	801,183
4.50%, 3/1/2026	1,269,000	1,238,658
CNO Financial Group, Inc.:
5.25%, 5/30/2025	542,000	535,794
5.25%, 5/30/2029	1,313,000	1,220,630
Corebridge Financial, Inc.:
3.50%, 4/4/2025 (c)	2,020,000	1,920,596
3.65%, 4/5/2027 (c)	881,000	805,023
3.85%, 4/5/2029 (c)	2,256,000	1,992,905
3.90%, 4/5/2032 (c)	2,297,000	1,938,438
Enstar Group, Ltd.:
3.10%, 9/1/2031	1,369,000	966,035
4.95%, 6/1/2029	749,000	671,538
Equitable Holdings, Inc.:
4.35%, 4/20/2028	1,923,000	1,803,889
7.00%, 4/1/2028	625,000	665,237
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031	1,572,000	1,276,590
Security Description	Principal Amount	Value
4.63%, 4/29/2030	$737,000	$662,725
4.85%, 4/17/2028	1,229,000	1,149,066
5.63%, 8/16/2032 (c)	955,000	881,264
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	547,000	408,248
3.40%, 6/15/2030	1,402,000	1,143,752
4.50%, 8/15/2028	831,000	775,963
First American Financial Corp.:
2.40%, 8/15/2031	1,266,000	905,342
4.00%, 5/15/2030	1,434,000	1,195,970
4.60%, 11/15/2024	372,000	364,322
Globe Life, Inc.:
2.15%, 8/15/2030	938,000	728,263
4.55%, 9/15/2028	615,000	588,949
4.80%, 6/15/2032	640,000	592,806
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	1,545,000	1,183,285
4.50%, 4/15/2026	671,000	646,763
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029	927,000	782,240
Jackson Financial, Inc.:
1.13%, 11/22/2023	587,000	559,857
3.13%, 11/23/2031	990,000	751,212
5.17%, 6/8/2027	615,000	591,501
5.67%, 6/8/2032	794,000	731,187
Kemper Corp.:
2.40%, 9/30/2030	1,036,000	790,976
3.80%, 2/23/2032	1,303,000	1,080,317
4.35%, 2/15/2025	438,000	426,205
Lincoln National Corp.:
3.05%, 1/15/2030	911,000	756,613
3.35%, 3/9/2025	648,000	622,890
3.40%, 1/15/2031	1,065,000	890,446
3.40%, 3/1/2032	515,000	422,207
3.63%, 12/12/2026	931,000	874,823
3.80%, 3/1/2028	699,000	645,834
Loews Corp.:
3.20%, 5/15/2030	725,000	619,056
3.75%, 4/1/2026	760,000	732,906
Manulife Financial Corp.:
2.48%, 5/19/2027	1,368,000	1,219,654
3.70%, 3/16/2032	937,000	822,611
4.15%, 3/4/2026	1,616,000	1,568,603
5 Year USD ISDA + 1.65%, 4.06%, 2/24/2032 (a)	1,499,000	1,338,457
Markel Corp.:
3.35%, 9/17/2029	825,000	711,785
3.50%, 11/1/2027	880,000	798,996
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	1,903,000	1,506,301
2.38%, 12/15/2031	904,000	712,361
3.50%, 6/3/2024	858,000	838,120

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/10/2025	$992,000	$957,131
3.75%, 3/14/2026	1,128,000	1,086,129
3.88%, 3/15/2024	1,239,000	1,222,174
4.38%, 3/15/2029	1,307,000	1,243,467
Mercury General Corp. 4.40%, 3/15/2027	845,000	785,385
MetLife, Inc.:
3.00%, 3/1/2025	1,289,000	1,236,009
3.60%, 4/10/2024	693,000	680,415
3.60%, 11/13/2025	945,000	909,317
4.55%, 3/23/2030	1,298,000	1,244,263
Munich Re America Corp. Series B, 7.45%, 12/15/2026	15,000	16,241
Old Republic International Corp.:
3.88%, 8/26/2026	795,000	752,285
4.88%, 10/1/2024	918,000	916,127
PartnerRe Finance B LLC 3.70%, 7/2/2029	1,001,000	890,389
Primerica, Inc. 2.80%, 11/19/2031	897,000	705,840
Principal Financial Group, Inc.:
2.13%, 6/15/2030	1,150,000	899,794
3.10%, 11/15/2026	1,648,000	1,507,063
3.40%, 5/15/2025	1,008,000	966,087
3.70%, 5/15/2029	923,000	828,448
Progressive Corp.:
2.45%, 1/15/2027	970,000	881,565
2.50%, 3/15/2027	601,000	542,529
3.00%, 3/15/2032	1,302,000	1,095,425
3.20%, 3/26/2030	465,000	408,874
4.00%, 3/1/2029	719,000	678,398
6.63%, 3/1/2029	59,000	63,802
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (a)	1,053,000	915,531
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (a)	1,138,000	1,068,297
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (a)	1,013,000	962,249
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (a)	424,000	405,263
5 Year CMT + 3.16%, 5.13%, 3/1/2052 (a)	1,261,000	1,093,854
5 Year CMT + 3.23%, 6.00%, 9/1/2052 (a)	1,660,000	1,557,661
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (a)	2,226,000	1,773,276
Series MTN, 1.50%, 3/10/2026	1,302,000	1,162,061
Security Description	Principal Amount	Value
Series MTN, 2.10%, 3/10/2030	$1,474,000	$1,183,799
Prudential PLC:
3.13%, 4/14/2030	1,458,000	1,216,672
3.63%, 3/24/2032	959,000	808,869
Radian Group, Inc.:
4.50%, 10/1/2024	300,000	283,773
4.88%, 3/15/2027	919,000	816,872
6.63%, 3/15/2025	883,000	860,625
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	676,000	565,373
3.90%, 5/15/2029	992,000	898,544
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	405,000	369,903
3.70%, 4/1/2025	199,000	191,806
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	1,776,000	1,573,980
Stewart Information Services Corp. 3.60%, 11/15/2031	1,143,000	881,207
Swiss Re America Holding Corp. 7.00%, 2/15/2026	621,000	652,193
Trinity Acquisition PLC 4.40%, 3/15/2026	846,000	812,219
Unum Group 4.00%, 6/15/2029	484,000	427,629
Voya Financial, Inc. 3.65%, 6/15/2026	654,000	614,158
Willis North America, Inc.:
2.95%, 9/15/2029	1,719,000	1,414,204
3.60%, 5/15/2024	951,000	922,518
4.50%, 9/15/2028	556,000	515,429
4.65%, 6/15/2027	1,069,000	1,015,529
		153,847,012
INTERNET — 1.7%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031	1,999,000	1,538,171
3.40%, 12/6/2027	3,764,000	3,378,265
3.60%, 11/28/2024	2,726,000	2,643,538
Alphabet, Inc.:
0.45%, 8/15/2025	1,173,000	1,052,756
0.80%, 8/15/2027	1,371,000	1,155,822
1.10%, 8/15/2030	2,657,000	2,055,933
2.00%, 8/15/2026	2,242,000	2,051,094
3.38%, 2/25/2024	1,191,000	1,175,112
Amazon.com, Inc.:
0.45%, 5/12/2024	2,656,000	2,492,284
0.80%, 6/3/2025	2,362,000	2,144,011
1.00%, 5/12/2026	3,220,000	2,828,867
1.20%, 6/3/2027	1,526,000	1,304,257
1.50%, 6/3/2030	2,473,000	1,951,889
1.65%, 5/12/2028	2,334,000	1,983,363
2.10%, 5/12/2031	3,398,000	2,755,982

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.73%, 4/13/2024	$1,381,000	$1,348,754
2.80%, 8/22/2024	1,575,000	1,526,317
3.00%, 4/13/2025	1,749,000	1,689,516
3.15%, 8/22/2027	5,391,000	5,023,981
3.30%, 4/13/2027	3,724,000	3,522,085
3.45%, 4/13/2029	7,272,000	6,724,200
3.60%, 4/13/2032	3,970,000	3,605,633
3.80%, 12/5/2024	1,213,000	1,196,722
5.20%, 12/3/2025	1,840,000	1,869,348
Baidu, Inc.:
1.63%, 2/23/2027	970,000	825,800
1.72%, 4/9/2026	864,000	764,873
2.38%, 10/9/2030	575,000	454,054
2.38%, 8/23/2031	741,000	572,119
3.08%, 4/7/2025	714,000	675,223
3.43%, 4/7/2030	909,000	785,131
3.63%, 7/6/2027	1,183,000	1,089,638
4.13%, 6/30/2025	674,000	650,410
4.38%, 5/14/2024	1,750,000	1,726,410
4.38%, 3/29/2028	1,347,000	1,257,411
4.88%, 11/14/2028	1,508,000	1,437,531
Booking Holdings, Inc.:
3.55%, 3/15/2028	807,000	737,122
3.60%, 6/1/2026	1,426,000	1,351,434
3.65%, 3/15/2025	908,000	881,014
4.63%, 4/13/2030	2,155,000	2,029,040
eBay, Inc.:
1.40%, 5/10/2026	1,016,000	890,189
1.90%, 3/11/2025	1,663,000	1,544,395
2.60%, 5/10/2031	1,384,000	1,080,337
2.70%, 3/11/2030	1,931,000	1,572,742
3.45%, 8/1/2024	638,000	620,825
3.60%, 6/5/2027	1,845,000	1,709,134
Expedia Group, Inc.:
2.95%, 3/15/2031	1,706,000	1,314,882
3.25%, 2/15/2030	1,326,000	1,075,359
3.80%, 2/15/2028	1,308,000	1,158,888
4.63%, 8/1/2027	1,066,000	1,000,974
5.00%, 2/15/2026	1,735,000	1,701,324
JD.com, Inc.:
3.38%, 1/14/2030	1,175,000	1,017,808
3.88%, 4/29/2026	661,000	627,606
Meta Platforms, Inc.:
3.50%, 8/15/2027 (c)	3,896,000	3,641,396
3.85%, 8/15/2032 (c)	4,107,000	3,618,637
TD Ameritrade Holding Corp. 3.63%, 4/1/2025	264,000	251,357
Tencent Music Entertainment Group:
1.38%, 9/3/2025	2,044,000	1,808,490
2.00%, 9/3/2030	1,019,000	744,074
VeriSign, Inc.:
2.70%, 6/15/2031	1,234,000	963,371
4.75%, 7/15/2027	909,000	877,412
5.25%, 4/1/2025	622,000	619,624
Security Description	Principal Amount	Value
Weibo Corp.:
3.38%, 7/8/2030	$1,822,000	$1,351,068
3.50%, 7/5/2024	1,169,000	1,117,319
		102,562,321
INVESTMENT COMPANY SECURITY — 1.0%
Ares Capital Corp.:
2.15%, 7/15/2026	1,662,000	1,391,676
2.88%, 6/15/2027	945,000	790,464
2.88%, 6/15/2028	1,140,000	897,032
3.20%, 11/15/2031	779,000	555,552
3.25%, 7/15/2025	2,799,000	2,558,006
3.88%, 1/15/2026	1,501,000	1,363,523
4.20%, 6/10/2024	957,000	925,438
4.25%, 3/1/2025	1,670,000	1,577,749
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	1,360,000	1,115,458
2.95%, 3/10/2026	1,954,000	1,685,892
Barings BDC, Inc. 3.30%, 11/23/2026 (c)	1,506,000	1,255,326
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	922,000	812,227
Blackstone Private Credit Fund:
1.75%, 9/15/2024	709,000	646,119
2.35%, 11/22/2024	1,563,000	1,425,706
2.63%, 12/15/2026	1,656,000	1,361,613
2.70%, 1/15/2025	717,000	649,932
3.25%, 3/15/2027	4,238,000	3,516,480
4.00%, 1/15/2029	1,667,000	1,335,317
COR, 7.05%, 9/29/2025 (c)	835,000	824,813
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	1,689,000	1,366,705
2.75%, 9/16/2026	1,203,000	1,039,067
2.85%, 9/30/2028	1,973,000	1,496,323
3.63%, 1/15/2026	686,000	627,608
FS KKR Capital Corp.:
1.65%, 10/12/2024	1,365,000	1,245,999
2.63%, 1/15/2027	559,000	450,811
3.13%, 10/12/2028	952,000	738,904
3.25%, 7/15/2027	722,000	595,397
3.40%, 1/15/2026	1,676,000	1,478,299
4.13%, 2/1/2025	1,946,000	1,829,221
4.63%, 7/15/2024	710,000	691,767
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	934,000	848,072
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	1,620,000	1,302,804
2.50%, 8/24/2026	1,073,000	899,764
3.38%, 4/15/2024	575,000	551,500
Main Street Capital Corp.:
3.00%, 7/14/2026	1,130,000	950,974
5.20%, 5/1/2024	994,000	978,901

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Direct Lending Fund COR, 4.50%, 2/11/2027	$1,729,000	$1,530,372
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	707,000	594,941
3.50%, 2/25/2025	632,000	594,478
Owl Rock Capital Corp.:
2.63%, 1/15/2027	877,000	704,705
2.88%, 6/11/2028	200,000	152,476
3.40%, 7/15/2026	1,783,000	1,533,291
3.75%, 7/22/2025	550,000	505,225
4.00%, 3/30/2025	1,507,000	1,412,602
4.25%, 1/15/2026	1,282,000	1,167,069
5.25%, 4/15/2024	828,000	819,438
Owl Rock Capital Corp. III 3.13%, 4/13/2027	623,000	507,490
OWL Rock Core Income Corp.:
3.13%, 9/23/2026	1,193,000	1,002,251
4.70%, 2/8/2027	515,000	452,881
5.50%, 3/21/2025	969,000	913,602
7.75%, 9/16/2027 (c)	595,000	586,378
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	661,000	528,258
Prospect Capital Corp.:
3.36%, 11/15/2026	1,550,000	1,282,579
3.44%, 10/15/2028	1,531,000	1,129,051
3.71%, 1/22/2026	1,005,000	872,762
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026	879,000	748,249
3.88%, 11/1/2024	925,000	881,479
		59,700,016
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.25%, 7/16/2029	1,825,000	1,633,630
4.55%, 3/11/2026	1,174,000	1,127,803
Nucor Corp.:
2.00%, 6/1/2025	907,000	836,191
2.70%, 6/1/2030	1,245,000	1,023,378
3.13%, 4/1/2032	790,000	647,689
3.95%, 5/23/2025	439,000	425,861
4.30%, 5/23/2027	1,523,000	1,461,303
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	535,000	476,878
2.15%, 8/15/2030	1,006,000	766,109
Steel Dynamics, Inc.:
1.65%, 10/15/2027	951,000	780,343
2.40%, 6/15/2025	1,019,000	942,004
2.80%, 12/15/2024	973,000	925,673
3.25%, 1/15/2031	907,000	740,566
3.45%, 4/15/2030	1,036,000	875,472
Security Description	Principal Amount	Value
5.00%, 12/15/2026	$1,190,000	$1,159,595
Vale Overseas, Ltd. 3.75%, 7/8/2030	2,604,000	2,105,230
		15,927,725
LEISURE TIME — 0.0% (d)
Brunswick Corp.:
0.85%, 8/18/2024	573,000	527,888
2.40%, 8/18/2031	1,203,000	837,733
Harley-Davidson, Inc. 3.50%, 7/28/2025	561,000	527,856
		1,893,477
LODGING — 0.3%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	725,000	610,501
3.70%, 1/15/2031	710,000	585,395
Hyatt Hotels Corp.:
1.30%, 10/1/2023	888,000	853,963
1.80%, 10/1/2024	773,000	725,770
4.38%, 9/15/2028	1,001,000	901,250
4.85%, 3/15/2026	830,000	803,407
5.63%, 4/23/2025	697,000	690,274
6.00%, 4/23/2030	1,009,000	975,279
Marriott International, Inc.:
3.60%, 4/15/2024	987,000	964,111
3.75%, 3/15/2025	952,000	916,119
3.75%, 10/1/2025	883,000	839,309
5.00%, 10/15/2027	745,000	719,588
Series AA, 4.65%, 12/1/2028	442,000	411,648
Series EE, 5.75%, 5/1/2025	1,381,000	1,395,998
Series FF, 4.63%, 6/15/2030	982,000	888,710
Series HH, 2.85%, 4/15/2031	1,303,000	1,023,142
Series R, 3.13%, 6/15/2026	850,000	782,178
Series X, 4.00%, 4/15/2028	862,000	780,584
		14,867,226
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc. 3.80%, 4/3/2028	451,000	423,850
Caterpillar Financial Services Corp.:
0.90%, 3/2/2026	848,000	746,944
0.95%, 1/10/2024	1,060,000	1,015,067
1.70%, 1/8/2027	1,008,000	889,308
2.40%, 8/9/2026	844,000	774,058
3.40%, 5/13/2025	1,721,000	1,664,568
3.60%, 8/12/2027	1,691,000	1,598,080
3.65%, 8/12/2025	1,691,000	1,645,089

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 0.45%, 5/17/2024	$1,030,000	$965,182
Series MTN, 0.60%, 9/13/2024	1,245,000	1,153,144
Series MTN, 0.80%, 11/13/2025	569,000	504,299
Series MTN, 1.10%, 9/14/2027	1,151,000	968,946
Series MTN, 1.15%, 9/14/2026	1,175,000	1,025,399
Series MTN, 1.45%, 5/15/2025	600,000	552,498
Series MTN, 2.15%, 11/8/2024	1,289,000	1,225,891
Series MTN, 2.85%, 5/17/2024	639,000	621,779
Series MTN, 3.25%, 12/1/2024	1,016,000	985,693
Series MTN, 3.30%, 6/9/2024	858,000	841,372
Series MTN, 3.65%, 12/7/2023	559,000	554,193
Series MTN, 3.75%, 11/24/2023	242,000	240,064
Caterpillar, Inc.:
1.90%, 3/12/2031	886,000	709,987
2.60%, 9/19/2029	729,000	630,271
2.60%, 4/9/2030	1,656,000	1,413,048
3.40%, 5/15/2024	1,282,000	1,257,642
Oshkosh Corp.:
3.10%, 3/1/2030	321,000	258,553
4.60%, 5/15/2028	458,000	422,761
		23,087,686
MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	994,000	857,802
3.95%, 5/23/2025	455,000	438,829
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	1,122,000	1,025,789
Deere & Co.:
2.75%, 4/15/2025	1,021,000	975,096
3.10%, 4/15/2030	1,084,000	968,944
5.38%, 10/16/2029	1,065,000	1,091,316
7.13%, 3/3/2031	389,000	443,763
Dover Corp.:
2.95%, 11/4/2029	772,000	663,827
3.15%, 11/15/2025	558,000	526,624
Flowserve Corp.:
2.80%, 1/15/2032	989,000	708,272
3.50%, 10/1/2030	1,321,000	1,087,672
IDEX Corp.:
2.63%, 6/15/2031	587,000	471,872
3.00%, 5/1/2030	1,273,000	1,070,007
John Deere Capital Corp.:
1.05%, 6/17/2026	890,000	780,957
Security Description	Principal Amount	Value
1.45%, 1/15/2031	$454,000	$347,769
2.00%, 6/17/2031	1,205,000	955,661
2.13%, 3/7/2025	443,000	416,859
2.35%, 3/8/2027	1,304,000	1,175,947
3.35%, 4/18/2029	1,439,000	1,311,202
3.40%, 6/6/2025	933,000	902,192
3.65%, 10/12/2023	465,000	461,466
3.90%, 6/7/2032	1,154,000	1,058,703
4.05%, 9/8/2025	1,390,000	1,365,953
COR, 4.15%, 9/15/2027	1,480,000	1,436,444
COR, 4.35%, 9/15/2032	1,625,000	1,544,969
Series MTN, 0.40%, 10/10/2023	1,328,000	1,273,685
Series MTN, 0.45%, 1/17/2024	596,000	565,801
Series MTN, 0.45%, 6/7/2024	454,000	424,340
Series MTN, 0.63%, 9/10/2024	638,000	592,791
Series MTN, 0.70%, 1/15/2026	625,000	549,719
Series MTN, 0.90%, 1/10/2024	752,000	718,950
Series MTN, 1.25%, 1/10/2025	788,000	730,854
Series MTN, 1.30%, 10/13/2026	803,000	700,537
Series MTN, 1.50%, 3/6/2028	1,005,000	848,612
Series MTN, 1.70%, 1/11/2027	1,220,000	1,076,247
Series MTN, 1.75%, 3/9/2027	945,000	828,264
Series MTN, 2.05%, 1/9/2025	767,000	723,872
Series MTN, 2.25%, 9/14/2026	819,000	751,301
Series MTN, 2.45%, 1/9/2030	1,493,000	1,254,837
Series MTN, 2.60%, 3/7/2024	613,000	596,081
Series MTN, 2.65%, 6/10/2026	1,305,000	1,215,777
Series MTN, 2.80%, 9/8/2027	1,434,000	1,305,055
Series MTN, 2.80%, 7/18/2029	958,000	840,482
Series MTN, 3.05%, 1/6/2028	464,000	426,351
Series MTN, 3.35%, 6/12/2024	1,403,000	1,374,154
Series MTN, 3.40%, 9/11/2025	518,000	499,777
Series MTN, 3.45%, 1/10/2024	1,635,000	1,613,582
Series MTN, 3.45%, 3/13/2025	582,000	565,547

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.45%, 3/7/2029	$1,399,000	$1,288,339
nVent Finance Sarl:
2.75%, 11/15/2031	1,112,000	820,189
4.55%, 4/15/2028	874,000	785,831
Otis Worldwide Corp.:
2.06%, 4/5/2025	1,434,000	1,328,372
2.29%, 4/5/2027	719,000	636,430
2.57%, 2/15/2030	2,447,000	2,001,793
Rockwell Automation, Inc.:
1.75%, 8/15/2031	869,000	666,766
2.88%, 3/1/2025	566,000	541,124
3.50%, 3/1/2029	785,000	721,352
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	880,000	822,298
3.45%, 11/15/2026	1,121,000	1,016,590
4.40%, 3/15/2024	1,316,000	1,292,338
4.95%, 9/15/2028	1,576,000	1,465,255
Xylem, Inc.:
1.95%, 1/30/2028	1,145,000	969,758
2.25%, 1/30/2031	1,290,000	1,030,504
		56,951,490
MEDIA — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	2,572,000	2,013,130
2.30%, 2/1/2032	1,165,000	829,923
2.80%, 4/1/2031	2,124,000	1,611,543
3.75%, 2/15/2028	446,000	395,196
4.20%, 3/15/2028	2,865,000	2,589,702
4.91%, 7/23/2025	5,588,000	5,452,994
5.05%, 3/30/2029	1,295,000	1,189,600
Class USD, 4.50%, 2/1/2024	1,411,000	1,395,013
Comcast Corp.:
1.50%, 2/15/2031	1,704,000	1,276,092
1.95%, 1/15/2031	2,009,000	1,561,234
2.35%, 1/15/2027	1,589,000	1,424,666
2.65%, 2/1/2030	2,138,000	1,789,613
3.15%, 3/1/2026	3,686,000	3,475,493
3.15%, 2/15/2028	2,266,000	2,057,437
3.30%, 2/1/2027	1,198,000	1,115,446
3.30%, 4/1/2027	2,921,000	2,711,506
3.38%, 2/15/2025	1,202,000	1,162,418
3.38%, 8/15/2025	1,323,000	1,270,741
3.40%, 4/1/2030	1,955,000	1,721,475
3.55%, 5/1/2028	1,594,000	1,464,248
3.70%, 4/15/2024	3,372,000	3,316,328
3.95%, 10/15/2025	4,271,000	4,154,359
4.15%, 10/15/2028	5,763,000	5,442,923
4.25%, 10/15/2030	1,274,000	1,180,259
Security Description	Principal Amount	Value
Discovery Communications LLC:
3.45%, 3/15/2025	$789,000	$747,278
3.63%, 5/15/2030	791,000	652,741
3.80%, 3/13/2024	1,610,000	1,572,986
3.90%, 11/15/2024	999,000	969,460
3.95%, 6/15/2025	785,000	750,217
3.95%, 3/20/2028	3,090,000	2,713,267
4.13%, 5/15/2029	1,717,000	1,468,310
4.90%, 3/11/2026	513,000	496,338
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	1,074,000	969,639
3.45%, 3/1/2032	855,000	696,440
Fox Corp.:
3.05%, 4/7/2025	1,679,000	1,593,321
3.50%, 4/8/2030	1,023,000	876,895
4.03%, 1/25/2024	1,574,000	1,551,775
4.71%, 1/25/2029	2,675,000	2,514,767
Grupo Televisa SAB:
4.63%, 1/30/2026	764,000	742,356
8.50%, 3/11/2032	1,639,000	1,892,045
Paramount Global:
2.90%, 1/15/2027	1,059,000	941,959
3.38%, 2/15/2028	1,080,000	959,159
3.70%, 6/1/2028	1,090,000	974,918
4.00%, 1/15/2026	1,507,000	1,423,422
4.20%, 6/1/2029	1,645,000	1,446,991
4.20%, 5/19/2032	1,438,000	1,165,370
4.75%, 5/15/2025	1,512,000	1,484,209
4.95%, 1/15/2031	1,733,000	1,529,095
7.88%, 7/30/2030	1,322,000	1,389,620
TCI Communications, Inc.:
7.13%, 2/15/2028	1,296,000	1,393,420
7.88%, 2/15/2026	1,368,000	1,482,050
Thomson Reuters Corp.:
3.35%, 5/15/2026	1,067,000	999,822
4.30%, 11/23/2023	525,000	520,569
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	1,268,000	1,189,346
Series GMTN, 3.15%, 9/17/2025	1,251,000	1,193,154
Series MTN, 1.85%, 7/30/2026	609,000	541,870
Series MTN, 2.95%, 6/15/2027	1,764,000	1,616,512
Walt Disney Co.:
1.75%, 8/30/2024	1,383,000	1,308,069
1.75%, 1/13/2026	3,552,000	3,213,246
2.00%, 9/1/2029	2,664,000	2,176,541
2.20%, 1/13/2028	1,601,000	1,394,375
2.65%, 1/13/2031	2,832,500	2,340,410
3.35%, 3/24/2025	2,390,000	2,306,900
3.38%, 11/15/2026	964,000	907,953
3.70%, 9/15/2024	1,363,000	1,335,426
3.70%, 10/15/2025	1,024,000	992,471

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 3/23/2027	$1,293,000	$1,225,751
3.80%, 3/22/2030	1,388,000	1,264,732
4.00%, 10/1/2023	357,000	355,401
Warnermedia Holdings, Inc. 3.53%, 3/15/2024 (c)	1,623,000	1,566,438
		111,448,373
METAL FABRICATE & HARDWARE — 0.1%
Crane Holdings Co. 4.45%, 12/15/2023	448,000	444,739
Precision Castparts Corp. 3.25%, 6/15/2025	1,290,000	1,244,244
Timken Co.:
3.88%, 9/1/2024	616,000	602,842
4.13%, 4/1/2032	705,000	612,990
4.50%, 12/15/2028	570,000	525,705
		3,430,520
MINING — 0.4%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	985,000	800,381
3.75%, 10/1/2030	1,408,000	1,096,621
BHP Billiton Finance USA, Ltd. 6.42%, 3/1/2026	1,237,000	1,294,669
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	1,406,000	1,260,746
4.25%, 3/1/2030	1,752,000	1,501,919
4.38%, 8/1/2028	1,230,000	1,114,392
4.55%, 11/14/2024	1,533,000	1,510,005
4.63%, 8/1/2030	1,378,000	1,216,857
5.00%, 9/1/2027	454,000	440,248
5.25%, 9/1/2029	1,316,000	1,222,827
Kinross Gold Corp.:
4.50%, 7/15/2027	1,011,000	947,044
5.95%, 3/15/2024	854,000	859,671
Newmont Corp.:
2.25%, 10/1/2030	1,672,000	1,295,650
2.60%, 7/15/2032	1,552,000	1,178,977
2.80%, 10/1/2029	1,307,000	1,084,601
Rio Tinto Alcan, Inc. 7.25%, 3/15/2031	1,115,000	1,263,786
Rio Tinto Finance USA, Ltd. 7.13%, 7/15/2028	537,000	584,503
Southern Copper Corp. 3.88%, 4/23/2025	1,040,000	994,698
Teck Resources, Ltd. 3.90%, 7/15/2030	1,559,000	1,327,566
Yamana Gold, Inc. 2.63%, 8/15/2031	1,891,000	1,398,546
		22,393,707
MISCELLANEOUS MANUFACTURER — 0.7%
3M Co.:
2.00%, 2/14/2025	754,000	706,106
2.38%, 8/26/2029	1,159,000	951,852
Security Description	Principal Amount	Value
2.65%, 4/15/2025	$1,445,000	$1,364,383
2.88%, 10/15/2027	777,000	698,912
3.05%, 4/15/2030	1,368,000	1,168,464
Series MTN, 2.25%, 9/19/2026	1,710,000	1,539,034
Series MTN, 3.00%, 8/7/2025	1,744,000	1,658,003
Series MTN, 3.25%, 2/14/2024	1,091,000	1,069,202
Series MTN, 3.38%, 3/1/2029	1,100,000	981,013
Series MTN, 3.63%, 9/14/2028	2,738,000	2,514,552
Carlisle Cos., Inc.:
2.20%, 3/1/2032	927,000	686,462
2.75%, 3/1/2030	994,000	811,521
3.50%, 12/1/2024	642,000	618,644
3.75%, 12/1/2027	895,000	815,076
Eaton Corp. 3.10%, 9/15/2027	1,446,000	1,324,955
GE Capital Funding LLC 4.55%, 5/15/2032	995,000	922,544
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	827,000	789,132
General Electric Co.:
3.45%, 5/1/2027	500	456
Series A, 6.75%, 3/15/2032	3,360,000	3,632,563
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	1,038,000	963,233
3.50%, 3/1/2024	878,000	866,656
Parker-Hannifin Corp.:
3.25%, 3/1/2027	150,000	138,186
3.25%, 6/14/2029	936,000	825,374
3.65%, 6/15/2024	2,105,000	2,058,943
4.25%, 9/15/2027	2,649,000	2,522,961
4.50%, 9/15/2029	1,194,000	1,130,145
Series MTN, 3.30%, 11/21/2024	756,000	730,523
Pentair Finance Sarl:
4.50%, 7/1/2029	883,000	795,777
5.90%, 7/15/2032	1,041,000	992,854
Textron, Inc.:
2.45%, 3/15/2031	1,288,000	995,354
3.00%, 6/1/2030	1,257,000	1,036,610
3.38%, 3/1/2028	1,045,000	927,281
3.65%, 3/15/2027	818,000	756,126
3.90%, 9/17/2029	1,581,000	1,404,355
4.00%, 3/15/2026	457,000	437,386
4.30%, 3/1/2024	720,000	713,484
Trane Technologies Global Holding Co., Ltd. 3.75%, 8/21/2028	1,409,000	1,310,032

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Trane Technologies Luxembourg Finance SA:
3.50%, 3/21/2026	$551,000	$516,425
3.55%, 11/1/2024	1,014,000	982,140
3.80%, 3/21/2029	328,000	294,793
		42,651,512
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	1,824,000	1,582,630
3.25%, 2/15/2029	1,362,000	1,106,543
3.28%, 12/1/2028	1,098,000	913,679
3.57%, 12/1/2031	846,000	663,315
4.13%, 5/1/2025	1,034,000	977,492
4.25%, 4/1/2028	1,446,000	1,266,363
5.50%, 12/1/2024	30,000	29,916
		6,539,938
OIL & GAS — 2.7%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	463,000	360,783
2.72%, 1/12/2032	2,920,000	2,371,682
3.02%, 1/16/2027	1,865,000	1,704,610
3.12%, 5/4/2026	1,706,000	1,594,701
3.41%, 2/11/2026	1,727,000	1,643,482
3.54%, 4/6/2027	1,357,000	1,269,392
3.59%, 4/14/2027	549,000	514,166
3.63%, 4/6/2030	2,178,000	1,959,198
3.80%, 9/21/2025	1,369,000	1,334,488
3.94%, 9/21/2028	532,000	494,489
4.23%, 11/6/2028	2,435,000	2,289,850
BP Capital Markets PLC:
3.28%, 9/19/2027	1,963,000	1,801,681
3.72%, 11/28/2028	916,000	839,367
Burlington Resources LLC:
7.20%, 8/15/2031	802,000	895,345
7.40%, 12/1/2031	1,319,000	1,507,274
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	617,000	564,000
2.95%, 7/15/2030	1,239,000	1,020,416
3.80%, 4/15/2024	998,000	976,693
3.85%, 6/1/2027	868,000	800,817
3.90%, 2/1/2025	1,604,000	1,548,085
7.20%, 1/15/2032	674,000	716,866
Cenovus Energy, Inc. 2.65%, 1/15/2032	1,074,000	829,998
Chevron Corp.:
1.55%, 5/11/2025	2,373,000	2,195,974
2.00%, 5/11/2027	1,452,000	1,288,069
2.24%, 5/11/2030	2,089,000	1,738,884
2.90%, 3/3/2024	1,798,000	1,757,006
2.95%, 5/16/2026	3,077,000	2,897,611
3.33%, 11/17/2025	1,494,000	1,437,736
Security Description	Principal Amount	Value
Chevron USA, Inc.:
0.69%, 8/12/2025	$1,163,000	$1,042,001
1.02%, 8/12/2027	1,550,000	1,296,807
3.25%, 10/15/2029	1,809,000	1,617,517
3.85%, 1/15/2028	1,977,000	1,880,344
3.90%, 11/15/2024	724,000	713,589
Cimarex Energy Co. 4.38%, 6/1/2024	150,000	150,000
Conoco Funding Co. 7.25%, 10/15/2031	123,000	137,407
ConocoPhillips Co.:
2.13%, 3/8/2024	1,467,000	1,417,855
2.40%, 3/7/2025	669,000	632,680
3.35%, 11/15/2024	505,000	494,112
6.95%, 4/15/2029	1,591,000	1,745,136
Continental Resources, Inc.:
3.80%, 6/1/2024	1,815,000	1,760,187
4.38%, 1/15/2028	1,638,000	1,465,813
Coterra Energy, Inc.:
3.90%, 5/15/2027 (c)	1,466,000	1,362,324
4.38%, 3/15/2029 (c)	1,420,000	1,313,571
Devon Energy Corp.:
4.50%, 1/15/2030	1,029,000	941,391
5.25%, 9/15/2024	1,382,000	1,381,516
5.25%, 10/15/2027	1,005,000	996,638
5.85%, 12/15/2025	131,000	132,400
5.88%, 6/15/2028	1,659,000	1,662,169
7.88%, 9/30/2031	122,000	134,384
7.95%, 4/15/2032	1,050,000	1,163,400
Diamondback Energy, Inc.:
3.13%, 3/24/2031	1,390,000	1,127,554
3.25%, 12/1/2026	1,772,000	1,634,883
3.50%, 12/1/2029	1,017,000	877,966
Eni USA, Inc. 7.30%, 11/15/2027	1,024,000	1,082,061
EOG Resources, Inc.:
3.15%, 4/1/2025	574,000	552,527
4.15%, 1/15/2026	1,955,000	1,906,047
4.38%, 4/15/2030	1,382,000	1,317,806
EQT Corp.:
3.90%, 10/1/2027	1,886,000	1,717,939
5.00%, 1/15/2029	532,000	497,441
5.68%, 10/1/2025	390,000	387,247
6.13%, 2/1/2025	1,094,000	1,098,081
7.00%, 2/1/2030	1,586,000	1,636,926
COR, 5.70%, 4/1/2028	440,000	432,089
Exxon Mobil Corp.:
2.28%, 8/16/2026	285,000	260,080
2.44%, 8/16/2029	3,251,000	2,793,389
2.61%, 10/15/2030	4,918,000	4,174,743
2.71%, 3/6/2025	2,299,000	2,198,212
2.99%, 3/19/2025	3,949,000	3,795,423
3.04%, 3/1/2026	4,311,000	4,076,007
3.18%, 3/15/2024	1,228,000	1,205,061
3.29%, 3/19/2027	575,000	541,202

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.48%, 3/19/2030	$2,352,000	$2,139,026
Helmerich & Payne, Inc. 2.90%, 9/29/2031	896,000	700,134
Hess Corp.:
3.50%, 7/15/2024	940,000	908,350
4.30%, 4/1/2027	1,109,000	1,041,894
7.30%, 8/15/2031	1,449,000	1,531,897
7.88%, 10/1/2029	712,000	775,752
HF Sinclair Corp.:
4.50%, 10/1/2030 (c)	700,000	600,383
5.88%, 4/1/2026 (c)	1,846,000	1,810,981
Marathon Oil Corp.:
4.40%, 7/15/2027	1,445,000	1,349,746
6.80%, 3/15/2032	1,816,000	1,816,654
Marathon Petroleum Corp.:
3.63%, 9/15/2024	1,346,000	1,305,122
3.80%, 4/1/2028	863,000	772,670
4.70%, 5/1/2025	1,956,000	1,922,592
5.13%, 12/15/2026	1,420,000	1,397,720
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	917,000	908,949
Ovintiv, Inc.:
7.20%, 11/1/2031	958,000	979,498
7.38%, 11/1/2031	447,000	465,895
8.13%, 9/15/2030	826,000	889,305
Phillips 66:
0.90%, 2/15/2024	1,421,000	1,346,937
1.30%, 2/15/2026	1,121,000	980,561
2.15%, 12/15/2030	1,250,000	964,638
3.85%, 4/9/2025	1,309,000	1,270,646
3.90%, 3/15/2028	890,000	818,311
Phillips 66 Co.:
3.15%, 12/15/2029 (c)	1,027,000	865,268
3.55%, 10/1/2026 (c)	988,000	917,427
3.61%, 2/15/2025 (c)	1,626,000	1,561,854
3.75%, 3/1/2028 (c)	597,000	542,440
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	1,735,000	1,515,158
1.90%, 8/15/2030	1,755,000	1,343,926
2.15%, 1/15/2031	1,311,000	1,010,466
Shell International Finance B.V.:
2.00%, 11/7/2024	1,622,000	1,543,073
2.38%, 11/7/2029	2,139,000	1,798,386
2.50%, 9/12/2026	1,348,000	1,231,681
2.75%, 4/6/2030	3,402,000	2,908,404
2.88%, 5/10/2026	1,771,000	1,651,316
3.25%, 5/11/2025	4,181,000	4,019,655
3.50%, 11/13/2023	1,276,000	1,262,947
3.88%, 11/13/2028	2,382,000	2,232,553
Suncor Energy, Inc. 7.15%, 2/1/2032	1,844,000	1,926,593
Tosco Corp. 8.13%, 2/15/2030	976,000	1,128,139
Security Description	Principal Amount	Value
TotalEnergies Capital International SA:
2.43%, 1/10/2025	$1,174,000	$1,114,584
2.83%, 1/10/2030	1,909,000	1,647,772
3.46%, 2/19/2029	1,295,000	1,181,882
3.70%, 1/15/2024	1,047,000	1,033,640
3.75%, 4/10/2024	1,232,000	1,213,126
TotalEnergies Capital SA 3.88%, 10/11/2028	782,000	733,876
Valero Energy Corp.:
2.15%, 9/15/2027	600,000	518,436
2.80%, 12/1/2031	986,000	782,145
4.00%, 4/1/2029	1,468,000	1,344,556
4.35%, 6/1/2028	821,000	785,722
7.50%, 4/15/2032	1,617,000	1,755,658
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	98,208
		161,473,140
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
1.23%, 12/15/2023	1,286,000	1,234,624
2.06%, 12/15/2026	1,407,000	1,236,528
3.14%, 11/7/2029	1,030,000	873,976
3.34%, 12/15/2027	3,085,000	2,774,001
4.49%, 5/1/2030	730,000	674,564
Halliburton Co.:
2.92%, 3/1/2030	1,405,000	1,172,023
3.80%, 11/15/2025	1,004,000	969,422
NOV, Inc. 3.60%, 12/1/2029	1,347,000	1,138,498
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025	740,000	671,350
Schlumberger Investment SA:
2.65%, 6/26/2030	2,112,000	1,758,008
3.65%, 12/1/2023	1,625,000	1,601,372
		14,104,366
PACKAGING & CONTAINERS — 0.3%
Amcor Finance USA, Inc.:
3.63%, 4/28/2026	678,000	632,472
4.50%, 5/15/2028	1,212,000	1,124,894
Amcor Flexibles North America, Inc.:
2.69%, 5/25/2031	1,165,000	914,385
3.10%, 9/15/2026	399,000	369,677
4.00%, 5/17/2025	544,000	525,798
AptarGroup, Inc. 3.60%, 3/15/2032	945,000	773,416
Berry Global, Inc.:
0.95%, 2/15/2024	1,290,000	1,211,942
1.57%, 1/15/2026	1,546,000	1,351,312
1.65%, 1/15/2027	1,700,000	1,413,788

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Packaging Corp. of America:
3.00%, 12/15/2029	$997,000	$842,495
3.65%, 9/15/2024	503,000	488,569
Sonoco Products Co.:
1.80%, 2/1/2025	1,196,000	1,108,620
2.25%, 2/1/2027	827,000	730,448
2.85%, 2/1/2032	690,000	548,088
3.13%, 5/1/2030	661,000	550,791
WestRock MWV LLC:
7.95%, 2/15/2031	405,000	449,663
8.20%, 1/15/2030	791,000	881,918
WRKCo, Inc.:
3.38%, 9/15/2027	832,000	752,777
3.75%, 3/15/2025	1,071,000	1,031,737
3.90%, 6/1/2028	906,000	832,560
4.00%, 3/15/2028	1,270,000	1,172,312
4.65%, 3/15/2026	1,580,000	1,546,330
4.90%, 3/15/2029	600,000	573,024
		19,827,016
PHARMACEUTICALS — 3.9%
AbbVie, Inc.:
2.60%, 11/21/2024	5,071,000	4,830,482
2.80%, 3/15/2023	555,000	550,649
2.95%, 11/21/2026	4,118,000	3,767,435
3.20%, 5/14/2026	2,218,000	2,073,897
3.20%, 11/21/2029	7,405,000	6,497,147
3.60%, 5/14/2025	4,803,000	4,617,268
3.75%, 11/14/2023	1,647,000	1,630,118
3.80%, 3/15/2025	5,837,000	5,651,442
3.85%, 6/15/2024	1,835,000	1,801,621
4.25%, 11/14/2028	1,452,000	1,365,679
AmerisourceBergen Corp.:
2.70%, 3/15/2031	719,000	578,263
2.80%, 5/15/2030	1,072,000	888,592
3.25%, 3/1/2025	834,000	800,406
3.40%, 5/15/2024	822,000	802,519
3.45%, 12/15/2027	635,000	583,209
Astrazeneca Finance LLC:
0.70%, 5/28/2024	1,801,000	1,688,564
1.20%, 5/28/2026	2,914,000	2,561,319
1.75%, 5/28/2028	1,547,000	1,303,641
2.25%, 5/28/2031	798,000	650,298
AstraZeneca PLC:
0.70%, 4/8/2026	1,857,000	1,607,605
1.38%, 8/6/2030	1,638,000	1,267,501
3.13%, 6/12/2027	715,000	663,234
3.38%, 11/16/2025	2,364,000	2,257,265
4.00%, 1/17/2029	1,315,000	1,247,080
Becton Dickinson & Co.:
1.96%, 2/11/2031	1,043,000	806,656
2.82%, 5/20/2030	1,240,000	1,039,269
3.36%, 6/6/2024	1,363,000	1,326,144
3.70%, 6/6/2027	1,972,000	1,836,346
3.73%, 12/15/2024	1,296,000	1,259,038
4.30%, 8/22/2032	510,000	465,962
Security Description	Principal Amount	Value
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	$1,449,000	$1,388,345
0.75%, 11/13/2025	1,847,000	1,639,157
1.13%, 11/13/2027	443,000	371,092
1.45%, 11/13/2030	1,040,000	802,433
2.90%, 7/26/2024	4,242,000	4,115,885
2.95%, 3/15/2032	2,242,000	1,924,600
3.20%, 6/15/2026	3,049,000	2,888,775
3.25%, 11/1/2023	1,175,000	1,161,687
3.25%, 2/27/2027	375,000	354,323
3.40%, 7/26/2029	3,330,000	3,025,338
3.45%, 11/15/2027	264,000	248,524
3.63%, 5/15/2024	636,000	625,716
3.90%, 2/20/2028	1,908,000	1,819,660
7.15%, 6/15/2023	30,000	30,508
Cardinal Health, Inc.:
3.08%, 6/15/2024	1,715,000	1,657,770
3.41%, 6/15/2027	1,825,000	1,687,431
3.50%, 11/15/2024	918,000	888,780
3.75%, 9/15/2025	100,000	96,777
Cigna Corp.:
0.61%, 3/15/2024	1,331,000	1,254,241
1.25%, 3/15/2026	1,536,000	1,345,490
2.38%, 3/15/2031	1,925,000	1,530,606
2.40%, 3/15/2030	2,109,000	1,721,661
3.05%, 10/15/2027	1,278,000	1,146,634
3.25%, 4/15/2025	1,225,000	1,171,884
3.40%, 3/1/2027	1,410,000	1,298,215
3.50%, 6/15/2024	926,000	904,758
4.13%, 11/15/2025	2,549,000	2,474,850
4.38%, 10/15/2028	4,622,000	4,364,878
4.50%, 2/25/2026	2,377,000	2,319,833
CVS Health Corp.:
1.30%, 8/21/2027	2,249,000	1,876,835
1.75%, 8/21/2030	1,835,000	1,404,913
1.88%, 2/28/2031	1,840,000	1,401,399
2.13%, 9/15/2031	1,485,000	1,141,802
2.63%, 8/15/2024	1,788,000	1,716,373
2.88%, 6/1/2026	1,940,000	1,800,417
3.00%, 8/15/2026	1,315,000	1,215,691
3.25%, 8/15/2029	2,187,000	1,914,456
3.38%, 8/12/2024	890,000	868,720
3.63%, 4/1/2027	1,352,000	1,265,945
3.75%, 4/1/2030	1,371,000	1,221,287
3.88%, 7/20/2025	3,235,000	3,138,015
4.00%, 12/5/2023	1,344,000	1,332,321
4.10%, 3/25/2025	1,643,000	1,608,415
4.30%, 3/25/2028	5,148,000	4,869,081
6.25%, 6/1/2027	1,399,000	1,455,114
Eli Lilly & Co.:
2.75%, 6/1/2025	1,047,000	1,001,435
3.10%, 5/15/2027	1,520,000	1,429,560
3.38%, 3/15/2029	1,050,000	974,106
5.50%, 3/15/2027	1,195,000	1,240,087

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
GlaxoSmithKline Capital PLC:
3.00%, 6/1/2024	$1,496,000	$1,457,149
3.38%, 6/1/2029	2,093,000	1,900,130
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	1,287,000	1,251,517
3.88%, 5/15/2028	3,015,000	2,839,949
Johnson & Johnson:
0.55%, 9/1/2025	367,000	328,366
0.95%, 9/1/2027	1,645,000	1,392,756
1.30%, 9/1/2030	2,492,000	1,981,364
2.45%, 3/1/2026	4,534,000	4,244,459
2.63%, 1/15/2025	916,000	881,751
2.90%, 1/15/2028	2,111,000	1,946,490
2.95%, 3/3/2027	1,250,000	1,171,338
6.95%, 9/1/2029	1,345,000	1,540,630
McKesson Corp.:
0.90%, 12/3/2025	745,000	652,702
1.30%, 8/15/2026	995,000	860,864
3.80%, 3/15/2024	1,037,000	1,021,704
3.95%, 2/16/2028	898,000	844,300
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	1,053,000	1,027,854
Merck & Co., Inc.:
0.75%, 2/24/2026	957,000	840,294
1.45%, 6/24/2030	1,922,000	1,504,964
1.70%, 6/10/2027	3,561,000	3,115,020
1.90%, 12/10/2028	1,972,000	1,653,976
2.15%, 12/10/2031	2,550,000	2,050,786
2.75%, 2/10/2025	3,232,000	3,101,750
2.90%, 3/7/2024	930,000	909,494
3.40%, 3/7/2029	1,853,000	1,701,777
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	428,000	449,456
Mylan, Inc.:
4.20%, 11/29/2023	1,911,000	1,886,176
4.55%, 4/15/2028	1,715,000	1,517,106
Novartis Capital Corp.:
1.75%, 2/14/2025	1,043,000	979,085
2.00%, 2/14/2027	2,068,000	1,855,037
2.20%, 8/14/2030	1,992,000	1,664,495
3.00%, 11/20/2025	3,744,000	3,566,123
3.10%, 5/17/2027	1,263,000	1,184,732
3.40%, 5/6/2024	2,090,000	2,053,446
Pfizer, Inc.:
0.80%, 5/28/2025	909,000	826,090
1.70%, 5/28/2030	1,437,000	1,149,988
1.75%, 8/18/2031	1,376,000	1,075,771
2.63%, 4/1/2030	1,886,000	1,621,809
2.75%, 6/3/2026	1,043,000	980,337
2.95%, 3/15/2024	1,819,000	1,781,110
3.00%, 12/15/2026	2,452,000	2,304,684
3.40%, 5/15/2024	1,177,000	1,155,967
3.45%, 3/15/2029	3,102,000	2,857,438
3.60%, 9/15/2028	1,693,000	1,592,266
Security Description	Principal Amount	Value
Pharmacia LLC 6.60%, 12/1/2028	$1,359,000	$1,461,020
Sanofi 3.63%, 6/19/2028	1,376,000	1,285,982
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	5,323,000	4,913,715
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	3,686,000	2,920,823
5.00%, 11/26/2028	2,787,000	2,704,226
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	3,117,000	2,839,338
Viatris, Inc.:
1.65%, 6/22/2025	1,266,000	1,127,057
2.30%, 6/22/2027	1,691,000	1,380,955
2.70%, 6/22/2030	1,974,000	1,466,662
Zoetis, Inc.:
2.00%, 5/15/2030	197,000	156,286
3.00%, 9/12/2027	1,728,000	1,554,509
3.90%, 8/20/2028	1,402,000	1,299,388
4.50%, 11/13/2025	1,451,000	1,428,248
		228,815,181
PIPELINES — 2.8%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,551
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	1,281,000	1,032,268
4.45%, 7/15/2027	1,379,000	1,282,139
4.80%, 5/3/2029	632,000	581,320
5.95%, 6/1/2026	1,401,000	1,416,047
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	2,079,000	1,805,840
5.13%, 6/30/2027	2,106,000	2,041,514
5.88%, 3/31/2025	1,974,000	1,978,836
7.00%, 6/30/2024	1,750,000	1,778,490
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	483,000	473,364
DCP Midstream Operating L.P.:
3.25%, 2/15/2032	740,000	582,942
5.13%, 5/15/2029	1,600,000	1,500,288
5.38%, 7/15/2025	1,394,000	1,355,372
5.63%, 7/15/2027	740,000	715,180
8.13%, 8/16/2030	940,000	999,925
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	1,615,000	1,384,572
Enbridge Energy Partners L.P. 5.88%, 10/15/2025	1,358,000	1,376,931
Enbridge, Inc.:
0.55%, 10/4/2023	955,000	912,579
1.60%, 10/4/2026	676,000	585,206

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.15%, 2/16/2024	$597,000	$574,135
2.50%, 1/15/2025	846,000	794,360
2.50%, 2/14/2025	584,000	548,913
3.50%, 6/10/2024	833,000	812,442
3.70%, 7/15/2027	968,000	898,430
4.25%, 12/1/2026	1,053,000	1,003,404
Energy Transfer L.P.:
2.90%, 5/15/2025	1,510,000	1,407,320
3.75%, 5/15/2030	2,030,000	1,723,166
3.90%, 5/15/2024	824,000	801,975
3.90%, 7/15/2026	1,570,000	1,463,256
4.00%, 10/1/2027	942,000	858,143
4.05%, 3/15/2025	1,855,000	1,779,149
4.15%, 9/15/2029	995,000	869,033
4.20%, 4/15/2027	716,000	662,500
4.25%, 4/1/2024	1,508,000	1,476,438
4.40%, 3/15/2027	1,365,000	1,274,378
4.50%, 4/15/2024	955,000	941,745
4.75%, 1/15/2026	1,573,000	1,518,244
4.90%, 2/1/2024	803,000	798,343
4.95%, 5/15/2028	1,122,000	1,046,220
4.95%, 6/15/2028	829,000	774,800
5.25%, 4/15/2029	1,968,000	1,856,198
5.50%, 6/1/2027	1,517,000	1,477,528
5.88%, 1/15/2024	1,593,000	1,596,616
5.95%, 12/1/2025	1,113,000	1,112,032
Enterprise Products Operating LLC:
2.80%, 1/31/2030	1,360,000	1,137,803
3.13%, 7/31/2029	1,714,000	1,476,474
3.70%, 2/15/2026	146,000	139,455
3.75%, 2/15/2025	1,174,000	1,137,536
3.90%, 2/15/2024	1,788,000	1,757,765
3.95%, 2/15/2027	1,985,000	1,887,497
4.15%, 10/16/2028	1,200,000	1,116,240
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (a)	457,000	345,213
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (a)	372,000	312,580
Kinder Morgan Energy Partners L.P.:
4.15%, 2/1/2024	1,355,000	1,337,168
4.25%, 9/1/2024	1,172,000	1,152,498
4.30%, 5/1/2024	1,245,000	1,227,670
7.40%, 3/15/2031	1,027,000	1,068,285
7.75%, 3/15/2032	913,000	987,254
Kinder Morgan, Inc.:
1.75%, 11/15/2026	956,000	828,670
2.00%, 2/15/2031	1,066,000	797,219
4.30%, 6/1/2025	1,833,000	1,789,210
Series GMTN, 7.75%, 1/15/2032	1,234,000	1,338,187
Series GMTN, 7.80%, 8/1/2031	1,018,000	1,105,874
Security Description	Principal Amount	Value
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	$1,145,000	$976,090
5.00%, 3/1/2026	968,000	956,103
MPLX L.P.:
1.75%, 3/1/2026	2,055,000	1,800,899
2.65%, 8/15/2030	2,679,000	2,106,016
4.00%, 2/15/2025	778,000	750,583
4.00%, 3/15/2028	1,985,000	1,811,213
4.13%, 3/1/2027	939,000	876,172
4.25%, 12/1/2027	1,640,000	1,525,922
4.80%, 2/15/2029	1,408,000	1,315,790
4.88%, 12/1/2024	1,070,000	1,058,016
4.88%, 6/1/2025	1,839,000	1,805,935
Northwest Pipeline LLC 4.00%, 4/1/2027	1,183,000	1,101,787
ONEOK Partners L.P. 4.90%, 3/15/2025	465,000	457,992
ONEOK, Inc.:
2.20%, 9/15/2025	911,000	825,667
2.75%, 9/1/2024	1,285,000	1,223,204
3.10%, 3/15/2030	561,000	456,693
3.40%, 9/1/2029	791,000	664,796
4.00%, 7/13/2027	1,049,000	963,737
4.35%, 3/15/2029	1,169,000	1,043,531
4.55%, 7/15/2028	3,271,000	2,995,582
5.85%, 1/15/2026	1,393,000	1,397,848
6.35%, 1/15/2031	747,000	732,971
Plains All American Pipeline L.P./PAA Finance Corp.:
3.55%, 12/15/2029	1,764,000	1,471,511
3.60%, 11/1/2024	1,710,000	1,645,242
3.80%, 9/15/2030	1,805,000	1,512,879
3.85%, 10/15/2023	708,000	697,833
4.50%, 12/15/2026	692,000	654,881
4.65%, 10/15/2025	1,938,000	1,866,643
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	2,059,000	1,879,867
5.00%, 3/15/2027	2,313,000	2,221,475
5.63%, 3/1/2025	2,311,000	2,307,071
5.75%, 5/15/2024	2,424,000	2,432,726
5.88%, 6/30/2026	1,737,000	1,736,079
4.50%, 5/15/2030	2,727,000	2,485,033
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	255,000	235,166
3.50%, 3/15/2025	1,732,000	1,659,048
4.75%, 3/15/2024	1,737,000	1,727,881
Targa Resources Corp. 5.20%, 7/1/2027	1,676,000	1,619,904
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.88%, 2/1/2031	1,699,000	1,460,647
5.00%, 1/15/2028	1,919,000	1,775,958
5.50%, 3/1/2030	1,653,000	1,489,303

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 7/15/2027	$1,135,000	$1,127,055
6.88%, 1/15/2029	1,295,000	1,278,269
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	1,736,000	1,434,891
TC PipeLines L.P.:
3.90%, 5/25/2027	721,000	677,005
4.38%, 3/13/2025	895,000	873,735
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	1,262,000	1,301,046
7.00%, 10/15/2028	1,254,000	1,296,335
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	944,000	996,401
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024	1,360,000	1,254,559
2.50%, 10/12/2031	1,897,000	1,457,712
3.75%, 10/16/2023	1,860,000	1,836,248
4.10%, 4/15/2030	1,242,000	1,113,105
4.25%, 5/15/2028	1,462,000	1,355,508
4.88%, 1/15/2026	1,879,000	1,846,042
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	1,273,000	1,165,813
7.85%, 2/1/2026	1,852,000	1,968,083
Valero Energy Partners L.P. 4.50%, 3/15/2028	1,216,000	1,157,936
Williams Cos., Inc.:
2.60%, 3/15/2031	1,980,000	1,554,637
3.50%, 11/15/2030	1,435,000	1,220,554
3.75%, 6/15/2027	1,762,000	1,621,815
3.90%, 1/15/2025	1,062,000	1,028,759
4.00%, 9/15/2025	551,000	530,833
4.30%, 3/4/2024	1,383,000	1,365,256
4.55%, 6/24/2024	1,384,000	1,369,579
4.65%, 8/15/2032	2,494,000	2,265,450
8.75%, 3/15/2032	978,000	1,141,864
Series A, 7.50%, 1/15/2031	505,000	539,244
		163,326,158
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031	1,068,000	812,385
4.88%, 3/1/2026	1,372,000	1,345,054
Essential Properties L.P. 2.95%, 7/15/2031	1,548,000	1,131,015
		3,288,454
REAL ESTATE INVESTMENT TRUSTS — 5.1%
Agree L.P.:
2.00%, 6/15/2028	1,476,000	1,192,741
2.90%, 10/1/2030	482,000	381,831
4.80%, 10/1/2032	405,000	361,738
Security Description	Principal Amount	Value
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	$173,000	$127,423
2.75%, 12/15/2029	367,000	303,337
3.38%, 8/15/2031	120,000	100,958
3.45%, 4/30/2025	410,000	393,178
3.80%, 4/15/2026	579,000	552,546
3.95%, 1/15/2027	1,158,000	1,097,888
3.95%, 1/15/2028	524,000	485,690
4.30%, 1/15/2026	992,000	962,617
4.50%, 7/30/2029	875,000	811,484
4.70%, 7/1/2030	418,000	390,650
4.90%, 12/15/2030	884,000	837,086
American Assets Trust L.P. 3.38%, 2/1/2031	942,000	748,419
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	988,000	746,651
3.63%, 4/15/2032	1,239,000	1,020,701
4.25%, 2/15/2028	704,000	650,228
4.90%, 2/15/2029	1,481,000	1,388,941
American Tower Corp.:
0.60%, 1/15/2024	1,494,000	1,411,098
1.30%, 9/15/2025	1,250,000	1,109,113
1.45%, 9/15/2026	1,018,000	868,894
1.50%, 1/31/2028	890,000	712,872
1.60%, 4/15/2026	999,000	873,366
1.88%, 10/15/2030	1,693,000	1,256,071
2.10%, 6/15/2030	825,000	631,307
2.30%, 9/15/2031	1,527,000	1,140,425
2.40%, 3/15/2025	1,411,000	1,314,417
2.70%, 4/15/2031	1,576,000	1,235,174
2.75%, 1/15/2027	1,015,000	897,016
2.90%, 1/15/2030	1,347,000	1,105,793
2.95%, 1/15/2025	1,421,000	1,347,364
3.13%, 1/15/2027	505,000	455,217
3.38%, 5/15/2024	1,541,000	1,500,472
3.38%, 10/15/2026	1,466,000	1,342,709
3.55%, 7/15/2027	1,666,000	1,507,730
3.60%, 1/15/2028	1,338,000	1,189,763
3.80%, 8/15/2029	1,708,000	1,500,615
3.95%, 3/15/2029	2,339,000	2,091,277
4.00%, 6/1/2025	453,000	437,535
4.05%, 3/15/2032	742,000	638,817
5.00%, 2/15/2024	1,692,000	1,691,086
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	1,341,000	1,105,105
2.05%, 1/15/2032	796,000	618,006
Series GMTN, 2.95%, 5/11/2026	502,000	464,415
Series GMTN, 3.45%, 6/1/2025	605,000	582,155
Series GMTN, 3.50%, 11/15/2024	776,000	755,025
Series GMTN, 3.50%, 11/15/2025	214,000	204,368

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.20%, 12/15/2023	$18,000	$17,866
Series MTN, 2.30%, 3/1/2030	1,028,000	846,178
Series MTN, 2.45%, 1/15/2031	599,000	487,891
Series MTN, 2.90%, 10/15/2026	167,000	153,361
Series MTN, 3.20%, 1/15/2028	1,390,000	1,259,340
Series MTN, 3.30%, 6/1/2029	1,346,000	1,197,805
Series MTN, 3.35%, 5/15/2027	562,000	515,174
Boston Properties L.P.:
2.55%, 4/1/2032	1,300,000	960,115
2.75%, 10/1/2026	1,390,000	1,249,137
2.90%, 3/15/2030	3,570,000	2,868,638
3.20%, 1/15/2025	496,000	473,184
3.25%, 1/30/2031	1,464,000	1,191,491
3.65%, 2/1/2026	1,281,000	1,206,587
3.80%, 2/1/2024	869,000	853,393
4.50%, 12/1/2028	1,099,000	1,011,651
Brandywine Operating Partnership L.P.:
3.95%, 11/15/2027	2,113,000	1,866,519
4.10%, 10/1/2024	541,000	524,316
4.55%, 10/1/2029	1,432,000	1,266,919
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	1,047,000	847,473
2.50%, 8/16/2031	524,000	383,542
3.65%, 6/15/2024	986,000	954,556
3.85%, 2/1/2025	1,356,000	1,303,591
3.90%, 3/15/2027	29,000	26,368
4.05%, 7/1/2030	1,231,000	1,039,383
4.13%, 6/15/2026	963,000	899,452
4.13%, 5/15/2029	651,000	565,042
Broadstone Net Lease LLC 2.60%, 9/15/2031	998,000	733,760
Camden Property Trust:
2.80%, 5/15/2030	1,059,000	890,164
3.15%, 7/1/2029	716,000	624,631
4.10%, 10/15/2028	758,000	709,071
Corporate Office Properties L.P.:
2.00%, 1/15/2029	1,324,000	998,720
2.25%, 3/15/2026	942,000	823,412
2.75%, 4/15/2031	1,452,000	1,074,741
Crown Castle, Inc.:
1.05%, 7/15/2026	1,667,000	1,411,999
2.10%, 4/1/2031	1,469,000	1,100,193
2.25%, 1/15/2031	755,000	576,284
2.50%, 7/15/2031	1,237,000	954,457
2.90%, 3/15/2027	1,362,000	1,211,009
3.10%, 11/15/2029	1,188,000	997,267
Security Description	Principal Amount	Value
3.20%, 9/1/2024	$1,365,000	$1,320,337
3.30%, 7/1/2030	1,927,000	1,614,922
3.65%, 9/1/2027	1,074,000	973,065
3.70%, 6/15/2026	1,673,000	1,569,224
3.80%, 2/15/2028	1,218,000	1,103,398
4.00%, 3/1/2027	786,000	733,393
4.30%, 2/15/2029	667,000	611,312
4.45%, 2/15/2026	1,592,000	1,535,643
REIT, 1.35%, 7/15/2025 (a)	967,000	868,066
CubeSmart L.P.:
2.00%, 2/15/2031	298,000	224,024
2.25%, 12/15/2028	1,025,000	830,025
3.00%, 2/15/2030	775,000	641,979
3.13%, 9/1/2026	1,139,000	1,044,930
4.00%, 11/15/2025	1,342,000	1,285,609
Digital Realty Trust L.P.:
3.60%, 7/1/2029	1,431,000	1,253,456
3.70%, 8/15/2027	783,000	724,439
4.45%, 7/15/2028	589,000	552,405
Digital Realty Trust LP 5.55%, 1/15/2028	2,190,000	2,171,867
Duke Realty L.P.:
1.75%, 7/1/2030	712,000	551,586
1.75%, 2/1/2031	268,000	205,569
2.25%, 1/15/2032	738,000	575,670
2.88%, 11/15/2029	699,000	599,714
3.38%, 12/15/2027	15,000	13,613
4.00%, 9/15/2028	1,012,000	940,563
EPR Properties:
3.60%, 11/15/2031	745,000	532,168
3.75%, 8/15/2029	919,000	704,239
4.50%, 4/1/2025	447,000	420,623
4.50%, 6/1/2027	1,031,000	886,969
4.75%, 12/15/2026	1,432,000	1,271,444
4.95%, 4/15/2028	540,000	464,141
Equinix, Inc.:
1.00%, 9/15/2025	1,173,000	1,033,366
1.25%, 7/15/2025	895,000	800,506
1.45%, 5/15/2026	1,362,000	1,180,350
1.55%, 3/15/2028	809,000	651,148
1.80%, 7/15/2027	808,000	675,916
2.00%, 5/15/2028	17,000	13,907
2.15%, 7/15/2030	1,472,000	1,128,420
2.50%, 5/15/2031	1,449,000	1,115,976
2.63%, 11/18/2024	1,579,000	1,492,218
2.90%, 11/18/2026	1,072,000	962,570
3.20%, 11/18/2029	2,051,000	1,733,956
3.90%, 4/15/2032	1,781,000	1,512,229
ERP Operating L.P.:
1.85%, 8/1/2031	527,000	403,287
2.50%, 2/15/2030	1,047,000	861,639
2.85%, 11/1/2026	641,000	588,464
3.00%, 7/1/2029	830,000	720,689
3.38%, 6/1/2025	581,000	554,100
3.50%, 3/1/2028	880,000	800,721

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 12/1/2028	$724,000	$666,152
Essex Portfolio L.P.:
1.65%, 1/15/2031	663,000	484,030
1.70%, 3/1/2028	760,000	616,383
2.55%, 6/15/2031	1,170,000	920,275
2.65%, 3/15/2032	833,000	649,090
3.00%, 1/15/2030	879,000	732,989
3.38%, 4/15/2026	746,000	696,876
3.50%, 4/1/2025	449,000	432,113
3.63%, 5/1/2027	882,000	819,343
3.88%, 5/1/2024	79,000	77,245
4.00%, 3/1/2029	1,020,000	926,650
Extra Space Storage L.P.:
2.35%, 3/15/2032	906,000	668,211
2.55%, 6/1/2031	733,000	564,557
3.90%, 4/1/2029	330,000	292,898
Federal Realty Investment Trust:
3.20%, 6/15/2029	436,000	372,157
3.25%, 7/15/2027	179,000	162,337
3.50%, 6/1/2030	717,000	611,257
3.95%, 1/15/2024	854,000	843,709
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	1,710,000	1,283,013
3.35%, 9/1/2024	645,000	612,260
4.00%, 1/15/2030	1,850,000	1,537,739
4.00%, 1/15/2031	1,381,000	1,129,907
5.25%, 6/1/2025	714,000	691,052
5.30%, 1/15/2029	1,962,000	1,782,595
5.38%, 11/1/2023	640,000	629,389
5.38%, 4/15/2026	1,841,000	1,760,419
5.75%, 6/1/2028	1,531,000	1,440,839
Healthcare Realty Holdings L.P.:
2.00%, 3/15/2031	1,535,000	1,132,201
3.10%, 2/15/2030	1,026,000	840,992
3.75%, 7/1/2027	1,319,000	1,212,873
Healthpeak Properties, Inc.:
1.35%, 2/1/2027	1,053,000	893,186
2.13%, 12/1/2028	586,000	481,704
2.88%, 1/15/2031	963,000	785,769
3.00%, 1/15/2030	1,018,000	851,486
3.25%, 7/15/2026	1,282,000	1,194,670
3.50%, 7/15/2029	1,436,000	1,263,536
Highwoods Realty L.P.:
2.60%, 2/1/2031	1,672,000	1,252,111
3.05%, 2/15/2030	441,000	356,284
3.88%, 3/1/2027	451,000	415,222
4.13%, 3/15/2028	451,000	409,025
4.20%, 4/15/2029	1,477,000	1,289,244
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	1,009,000	982,201
Series E, 4.00%, 6/15/2025	742,000	705,264
Security Description	Principal Amount	Value
Series F, 4.50%, 2/1/2026	$441,000	$421,230
Series H, 3.38%, 12/15/2029	637,000	518,442
Series I, 3.50%, 9/15/2030	990,000	790,822
Series J, 2.90%, 12/15/2031	850,000	623,824
HRTI LLC 2.40%, 3/15/2030	30,000	21,346
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	1,298,000	1,030,547
3.95%, 11/1/2027	774,000	685,601
4.65%, 4/1/2029	1,522,000	1,350,136
COR, 5.95%, 2/15/2028	490,000	469,489
Invitation Homes Operating Partnership L.P.:
2.00%, 8/15/2031	673,000	483,490
2.30%, 11/15/2028	999,000	800,009
4.15%, 4/15/2032	829,000	702,321
Kilroy Realty L.P.:
3.05%, 2/15/2030	1,009,000	806,948
3.45%, 12/15/2024	710,000	680,535
4.25%, 8/15/2029	588,000	518,787
4.38%, 10/1/2025	170,000	163,348
4.75%, 12/15/2028	1,492,000	1,363,852
Kimco Realty Corp.:
1.90%, 3/1/2028	1,321,000	1,089,719
2.25%, 12/1/2031	413,000	310,427
2.70%, 3/1/2024	938,000	909,081
2.70%, 10/1/2030	1,143,000	918,583
2.80%, 10/1/2026	1,003,000	907,585
3.20%, 4/1/2032	966,000	784,691
3.30%, 2/1/2025	662,000	636,069
3.80%, 4/1/2027	845,000	786,695
Kite Realty Group L.P. 4.00%, 10/1/2026	620,000	574,207
Kite Realty Group Trust:
4.00%, 3/15/2025	255,000	241,365
4.75%, 9/15/2030	306,000	266,061
Life Storage L.P.:
2.20%, 10/15/2030	655,000	498,625
2.40%, 10/15/2031	758,000	571,100
3.50%, 7/1/2026	578,000	542,245
3.88%, 12/15/2027	1,518,000	1,389,547
4.00%, 6/15/2029	1,022,000	907,321
LXP Industrial Trust:
2.38%, 10/1/2031	690,000	502,803
2.70%, 9/15/2030	565,000	434,784
Mid-America Apartments L.P.:
1.10%, 9/15/2026	409,000	349,024
1.70%, 2/15/2031	211,000	159,577
2.75%, 3/15/2030	462,000	385,904
3.60%, 6/1/2027	1,439,000	1,335,450
3.75%, 6/15/2024	981,000	959,810
3.95%, 3/15/2029	870,000	792,274
4.00%, 11/15/2025	462,000	447,636

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 6/15/2028	$474,000	$440,962
National Health Investors, Inc. 3.00%, 2/1/2031	971,000	683,827
National Retail Properties, Inc.:
2.50%, 4/15/2030	57,000	45,961
3.50%, 10/15/2027	1,600,000	1,436,352
3.60%, 12/15/2026	623,000	576,045
3.90%, 6/15/2024	632,000	618,216
4.00%, 11/15/2025	410,000	392,378
4.30%, 10/15/2028	566,000	519,463
Office Properties Income Trust:
2.40%, 2/1/2027	1,518,000	1,092,171
2.65%, 6/15/2026	972,000	729,447
3.45%, 10/15/2031	1,455,000	881,905
4.25%, 5/15/2024	502,000	461,945
4.50%, 2/1/2025	204,000	184,043
Omega Healthcare Investors, Inc.:
3.38%, 2/1/2031	953,000	728,893
3.63%, 10/1/2029	1,143,000	930,002
4.50%, 1/15/2025	616,000	599,966
4.50%, 4/1/2027	531,000	491,255
4.75%, 1/15/2028	1,470,000	1,358,074
4.95%, 4/1/2024	882,000	872,157
5.25%, 1/15/2026	1,372,000	1,330,675
Phillips Edison Grocery Center Oprating Part 2.63%, 11/15/2031	1,387,000	1,007,766
Physicians Realty L.P.:
2.63%, 11/1/2031	771,000	586,099
3.95%, 1/15/2028	825,000	745,726
4.30%, 3/15/2027	454,000	424,467
Piedmont Operating Partnership L.P.:
2.75%, 4/1/2032	915,000	652,267
3.15%, 8/15/2030	375,000	291,653
4.45%, 3/15/2024	1,381,000	1,359,719
Prologis L.P.:
1.25%, 10/15/2030	447,000	333,466
1.63%, 3/15/2031	325,000	246,789
2.13%, 4/15/2027	1,367,000	1,212,474
2.25%, 4/15/2030	460,000	375,903
2.25%, 1/15/2032	738,000	730,005
3.25%, 10/1/2026	604,000	564,963
3.88%, 9/15/2028	744,000	693,311
4.38%, 2/1/2029	916,000	868,322
4.63%, 1/15/2033	1,345,000	1,277,521
Public Storage:
0.88%, 2/15/2026	915,000	801,028
1.50%, 11/9/2026	691,000	609,490
1.85%, 5/1/2028	1,041,000	877,469
1.95%, 11/9/2028	1,026,000	854,309
2.25%, 11/9/2031	853,000	672,411
2.30%, 5/1/2031	8,000	6,396
Security Description	Principal Amount	Value
3.39%, 5/1/2029	$928,000	$836,750
Rayonier L.P. 2.75%, 5/17/2031	904,000	705,834
Realty Income Corp.:
0.75%, 3/15/2026	817,000	701,819
2.20%, 6/15/2028	729,000	615,356
3.00%, 1/15/2027	1,188,000	1,081,294
3.10%, 12/15/2029	1,386,000	1,189,382
3.25%, 6/15/2029	541,000	475,003
3.25%, 1/15/2031	1,056,000	896,776
3.40%, 1/15/2028	37,000	33,656
3.65%, 1/15/2028	239,000	219,763
3.88%, 7/15/2024	496,000	486,988
3.88%, 4/15/2025	811,000	788,365
3.95%, 8/15/2027	781,000	733,742
4.13%, 10/15/2026	809,000	776,017
4.63%, 11/1/2025	978,000	963,457
4.88%, 6/1/2026	1,114,000	1,097,279
Regency Centers L.P.:
2.95%, 9/15/2029	632,000	522,917
3.60%, 2/1/2027	752,000	697,848
3.70%, 6/15/2030	870,000	748,531
4.13%, 3/15/2028	582,000	535,033
Rexford Industrial Realty L.P. 2.15%, 9/1/2031	424,000	317,652
Sabra Health Care L.P.:
3.20%, 12/1/2031	1,766,000	1,315,476
3.90%, 10/15/2029	726,000	594,398
5.13%, 8/15/2026	1,554,000	1,458,786
Safehold Operating Partnership L.P.:
2.80%, 6/15/2031	97,000	72,792
2.85%, 1/15/2032	1,405,000	1,042,749
Simon Property Group L.P.:
1.38%, 1/15/2027	1,455,000	1,242,905
1.75%, 2/1/2028	779,000	646,562
2.20%, 2/1/2031	1,566,000	1,202,578
2.25%, 1/15/2032	1,903,000	1,431,570
2.45%, 9/13/2029	1,132,000	922,557
2.65%, 7/15/2030	74,000	59,844
2.65%, 2/1/2032	1,866,000	1,457,085
3.25%, 11/30/2026	1,395,000	1,290,556
3.30%, 1/15/2026	1,110,000	1,046,064
3.38%, 10/1/2024	589,000	571,471
3.38%, 12/1/2027	1,799,000	1,630,865
3.50%, 9/1/2025	200,000	190,982
3.75%, 2/1/2024	1,758,000	1,732,386
REIT, 2.00%, 9/13/2024 (a)	1,089,000	1,029,061
SITE Centers Corp.:
3.63%, 2/1/2025	624,000	588,151
4.25%, 2/1/2026	552,000	520,917
4.70%, 6/1/2027	4,000	3,716
Spirit Realty L.P.:
2.10%, 3/15/2028	690,000	550,820
2.70%, 2/15/2032	115,000	83,042

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 1/15/2027	$547,000	$480,857
3.20%, 2/15/2031	880,000	688,996
3.40%, 1/15/2030	1,234,000	1,007,734
4.00%, 7/15/2029	1,101,000	951,352
4.45%, 9/15/2026	1,368,000	1,297,452
STORE Capital Corp.:
2.70%, 12/1/2031	904,000	782,023
2.75%, 11/18/2030	941,000	829,670
4.50%, 3/15/2028	511,000	489,063
Sun Communities Operating L.P.:
2.30%, 11/1/2028	454,000	365,161
2.70%, 7/15/2031	1,587,000	1,202,041
4.20%, 4/15/2032	948,000	794,936
Tanger Properties L.P.:
2.75%, 9/1/2031	426,000	304,177
3.13%, 9/1/2026	476,000	429,347
3.88%, 7/15/2027	751,000	667,722
UDR, Inc.:
3.00%, 8/15/2031	458,000	366,537
Series GMTN, 3.50%, 1/15/2028	325,000	288,646
Series MTN, 2.95%, 9/1/2026	380,000	345,116
Series MTN, 3.20%, 1/15/2030	1,011,000	852,192
Series MTN, 3.50%, 7/1/2027	919,000	841,547
Series MTN, 4.40%, 1/26/2029	1,408,000	1,303,301
Ventas Realty L.P.:
2.50%, 9/1/2031	684,000	530,141
2.65%, 1/15/2025	152,000	143,012
3.00%, 1/15/2030	1,444,000	1,199,964
3.25%, 10/15/2026	686,000	629,968
3.50%, 4/15/2024	876,000	853,548
3.50%, 2/1/2025	612,000	584,778
3.75%, 5/1/2024	73,000	71,338
3.85%, 4/1/2027	1,091,000	1,017,925
4.00%, 3/1/2028	857,000	785,895
4.13%, 1/15/2026	979,000	936,257
4.40%, 1/15/2029	1,144,000	1,054,974
4.75%, 11/15/2030	978,000	904,210
VEREIT Operating Partnership L.P.:
3.10%, 12/15/2029	18,000	14,868
3.40%, 1/15/2028	81,000	71,480
3.95%, 8/15/2027	250,000	230,098
4.63%, 11/1/2025	66,000	63,956
VICI Properties LP:
4.38%, 5/15/2025	558,000	530,424
4.75%, 2/15/2028	2,111,000	1,939,756
4.95%, 2/15/2030	1,540,000	1,392,483
5.13%, 5/15/2032	1,782,000	1,580,866
Vornado Realty L.P.:
2.15%, 6/1/2026	1,889,000	1,597,905
Security Description	Principal Amount	Value
3.40%, 6/1/2031	$821,000	$627,400
3.50%, 1/15/2025	902,000	842,206
Welltower, Inc.:
2.05%, 1/15/2029	1,307,000	1,047,325
2.70%, 2/15/2027	1,170,000	1,043,827
2.75%, 1/15/2031	956,000	754,513
2.80%, 6/1/2031	488,000	387,126
3.10%, 1/15/2030	1,405,000	1,170,112
3.85%, 6/15/2032	894,000	764,969
4.00%, 6/1/2025	1,787,000	1,717,378
4.13%, 3/15/2029	1,313,000	1,191,429
4.25%, 4/1/2026	1,873,000	1,795,889
4.50%, 1/15/2024	966,000	957,702
REIT, 3.63%, 3/15/2024 (a)	1,558,000	1,522,805
Weyerhaeuser Co.:
4.00%, 11/15/2029	812,000	729,939
4.00%, 4/15/2030	1,482,000	1,311,007
6.95%, 10/1/2027	1,081,000	1,148,681
7.38%, 3/15/2032	1,526,000	1,650,751
WP Carey, Inc.:
2.40%, 2/1/2031	583,000	447,901
2.45%, 2/1/2032	54,000	40,106
3.85%, 7/15/2029	920,000	812,102
4.00%, 2/1/2025	454,000	439,740
4.25%, 10/1/2026	1,129,000	1,067,752
4.60%, 4/1/2024	856,000	847,851
		302,084,723
RETAIL — 2.8%
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	1,123,000	923,286
3.50%, 3/15/2032	1,690,000	1,350,597
3.90%, 4/15/2030	1,541,000	1,325,938
AutoNation, Inc.:
1.95%, 8/1/2028	1,079,000	848,019
2.40%, 8/1/2031	805,000	568,733
3.50%, 11/15/2024	1,042,000	996,162
3.80%, 11/15/2027	733,000	650,046
3.85%, 3/1/2032	1,367,000	1,086,642
4.50%, 10/1/2025	868,000	839,677
4.75%, 6/1/2030	1,722,000	1,515,067
AutoZone, Inc.:
1.65%, 1/15/2031	297,000	220,799
3.13%, 4/18/2024	454,000	441,765
3.13%, 4/21/2026	799,000	746,697
3.25%, 4/15/2025	1,519,000	1,447,546
3.63%, 4/15/2025	705,000	678,774
3.75%, 6/1/2027	923,000	866,143
3.75%, 4/18/2029	1,321,000	1,192,440
4.00%, 4/15/2030	841,000	755,470
4.75%, 8/1/2032	911,000	854,208
Best Buy Co., Inc.:
1.95%, 10/1/2030	1,161,000	868,927
4.45%, 10/1/2028	1,489,000	1,394,136
Costco Wholesale Corp.:
1.38%, 6/20/2027	804,000	694,769

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.60%, 4/20/2030	$1,999,000	$1,609,555
1.75%, 4/20/2032	454,000	350,670
2.75%, 5/18/2024	1,414,000	1,377,392
3.00%, 5/18/2027	3,081,000	2,880,735
Darden Restaurants, Inc. 3.85%, 5/1/2027	1,383,000	1,294,557
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	1,476,000	1,124,579
Dollar General Corp.:
3.50%, 4/3/2030	1,102,000	966,652
3.88%, 4/15/2027	806,000	762,065
4.13%, 5/1/2028	783,000	739,567
4.15%, 11/1/2025	1,349,000	1,308,651
4.25%, 9/20/2024	350,000	345,786
4.63%, 11/1/2027	1,090,000	1,061,388
Dollar Tree, Inc.:
2.65%, 12/1/2031	1,217,000	954,846
4.00%, 5/15/2025	1,484,000	1,438,337
4.20%, 5/15/2028	1,575,000	1,467,396
Genuine Parts Co.:
1.75%, 2/1/2025	589,000	544,483
1.88%, 11/1/2030	901,000	670,272
2.75%, 2/1/2032	1,067,000	827,885
Home Depot, Inc.:
0.90%, 3/15/2028	668,000	543,819
1.38%, 3/15/2031	1,815,000	1,369,490
1.50%, 9/15/2028	1,021,000	848,298
1.88%, 9/15/2031	1,978,000	1,536,174
2.13%, 9/15/2026	1,521,000	1,380,444
2.50%, 4/15/2027	1,235,000	1,123,751
2.70%, 4/15/2025	1,293,000	1,234,194
2.70%, 4/15/2030	2,746,000	2,347,610
2.80%, 9/14/2027	1,032,000	944,445
2.88%, 4/15/2027	1,196,000	1,106,695
2.95%, 6/15/2029	1,618,000	1,430,765
3.00%, 4/1/2026	1,186,000	1,120,260
3.25%, 4/15/2032	1,885,000	1,634,050
3.35%, 9/15/2025	1,522,000	1,470,389
3.75%, 2/15/2024	978,000	967,711
3.90%, 12/6/2028	2,096,000	1,990,047
4.00%, 9/15/2025	480,000	472,363
4.50%, 9/15/2032	1,960,000	1,875,289
Kohl's Corp.:
3.25%, 2/1/2023	50,000	49,638
3.38%, 5/1/2031	932,000	573,124
4.25%, 7/17/2025	627,000	563,397
Lowe's Cos., Inc.:
1.30%, 4/15/2028	551,000	446,586
1.70%, 9/15/2028	1,374,000	1,121,967
1.70%, 10/15/2030	1,829,000	1,380,401
2.50%, 4/15/2026	1,691,000	1,559,288
2.63%, 4/1/2031	1,642,000	1,319,692
3.10%, 5/3/2027	1,940,000	1,780,590
3.13%, 9/15/2024	686,000	664,755
3.35%, 4/1/2027	1,505,000	1,396,038
Security Description	Principal Amount	Value
3.38%, 9/15/2025	$1,782,000	$1,701,614
3.65%, 4/5/2029	1,674,000	1,510,065
3.75%, 4/1/2032	1,663,000	1,438,395
4.00%, 4/15/2025	1,244,000	1,218,871
4.40%, 9/8/2025	670,000	660,372
4.50%, 4/15/2030	1,893,000	1,771,886
5.00%, 4/15/2033	1,855,000	1,756,741
6.50%, 3/15/2029	1,376,000	1,451,102
McDonald's Corp.:
4.60%, 9/9/2032	1,230,000	1,176,065
Class MTN, 3.30%, 7/1/2025	1,479,000	1,423,079
Class MTN, 3.50%, 7/1/2027	1,539,000	1,439,257
Series MTN, 1.45%, 9/1/2025	1,447,000	1,320,778
Series MTN, 2.13%, 3/1/2030	711,000	580,240
Series MTN, 2.63%, 9/1/2029	677,000	579,458
Series MTN, 3.25%, 6/10/2024	3,674,000	3,592,805
Series MTN, 3.38%, 5/26/2025	444,000	426,813
Series MTN, 3.50%, 3/1/2027	637,000	601,220
Series MTN, 3.60%, 7/1/2030	846,000	761,806
Series MTN, 3.70%, 1/30/2026	2,523,000	2,435,048
Series MTN, 3.80%, 4/1/2028	1,355,000	1,272,453
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	140,000	104,734
3.55%, 3/15/2026	808,000	770,153
3.60%, 9/1/2027	546,000	506,213
3.90%, 6/1/2029	1,048,000	953,628
4.20%, 4/1/2030	1,480,000	1,351,906
4.35%, 6/1/2028	908,000	864,307
4.70%, 6/15/2032	1,025,000	960,671
Ross Stores, Inc.:
0.88%, 4/15/2026	1,455,000	1,253,002
1.88%, 4/15/2031	629,000	470,134
4.60%, 4/15/2025	1,458,000	1,444,557
Starbucks Corp.:
2.00%, 3/12/2027	1,513,000	1,328,096
2.25%, 3/12/2030	931,000	753,430
2.45%, 6/15/2026	1,191,000	1,095,780
2.55%, 11/15/2030	1,159,000	945,350
3.00%, 2/14/2032	1,211,000	1,004,319
3.50%, 3/1/2028	394,000	366,121
3.55%, 8/15/2029	1,010,000	911,858
3.80%, 8/15/2025	1,862,000	1,808,356
3.85%, 10/1/2023	1,330,000	1,321,116
4.00%, 11/15/2028	1,196,000	1,123,439

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Target Corp.:
1.95%, 1/15/2027	$1,653,000	$1,483,270
2.25%, 4/15/2025	1,449,000	1,366,219
2.35%, 2/15/2030	1,463,000	1,221,415
2.50%, 4/15/2026	738,000	684,716
2.65%, 9/15/2030	1,862,000	1,568,716
3.38%, 4/15/2029	1,249,000	1,146,595
3.50%, 7/1/2024	1,058,000	1,040,511
4.50%, 9/15/2032	3,263,000	3,108,791
TJX Cos., Inc.:
1.15%, 5/15/2028	11,000	8,973
1.60%, 5/15/2031	719,000	543,449
2.25%, 9/15/2026	1,787,000	1,627,618
3.88%, 4/15/2030	1,532,000	1,404,997
Tractor Supply Co. 1.75%, 11/1/2030	1,079,000	808,430
Walgreens Boots Alliance, Inc.:
0.95%, 11/17/2023	130,000	124,588
3.20%, 4/15/2030	987,000	830,274
3.45%, 6/1/2026	1,057,000	994,510
3.80%, 11/18/2024	2,897,000	2,823,387
Walmart, Inc.:
1.05%, 9/17/2026	1,446,000	1,263,399
1.50%, 9/22/2028	1,961,000	1,639,690
1.80%, 9/22/2031	1,777,000	1,415,967
2.38%, 9/24/2029	496,000	427,304
2.65%, 12/15/2024	983,000	948,172
2.85%, 7/8/2024	1,187,000	1,153,171
3.05%, 7/8/2026	1,019,000	973,869
3.25%, 7/8/2029	4,529,000	4,147,794
3.30%, 4/22/2024	1,097,000	1,078,274
3.55%, 6/26/2025	1,407,000	1,373,373
3.70%, 6/26/2028	2,142,000	2,037,063
4.15%, 9/9/2032	1,300,000	1,245,829
5.88%, 4/5/2027	1,150,000	1,211,445
7.55%, 2/15/2030	1,444,000	1,686,043
COR, 3.90%, 9/9/2025	1,130,000	1,110,236
COR, 3.95%, 9/9/2027	1,165,000	1,131,180
		164,326,433
SAVINGS & LOANS — 0.0% (d)
New York Community Bancorp, Inc. 3 Month USD LIBOR + 2.78%, 5.90%, 11/6/2028 (a)	400,000	380,844
SEMICONDUCTORS — 2.1%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	1,271,000	1,153,852
Analog Devices, Inc.:
1.70%, 10/1/2028	1,157,000	967,831
2.10%, 10/1/2031	1,395,000	1,107,644
2.95%, 4/1/2025	609,000	585,097
3.50%, 12/5/2026	1,921,000	1,826,871
Security Description	Principal Amount	Value
Applied Materials, Inc.:
1.75%, 6/1/2030	$1,478,000	$1,168,241
3.30%, 4/1/2027	1,409,000	1,323,826
3.90%, 10/1/2025	938,000	918,912
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.13%, 1/15/2025	984,000	942,672
3.50%, 1/15/2028	1,761,000	1,561,514
3.63%, 1/15/2024	1,667,000	1,635,427
3.88%, 1/15/2027	3,965,000	3,654,461
Broadcom, Inc.:
1.95%, 2/15/2028 (c)	1,393,000	1,143,054
2.45%, 2/15/2031 (c)	3,272,000	2,463,751
3.15%, 11/15/2025	1,944,000	1,826,913
3.46%, 9/15/2026	1,362,000	1,264,276
3.63%, 10/15/2024	1,172,000	1,139,934
4.00%, 4/15/2029 (c)	1,943,000	1,712,813
4.11%, 9/15/2028	1,103,000	997,873
4.15%, 11/15/2030	2,204,000	1,904,961
4.15%, 4/15/2032 (c)	1,256,000	1,056,773
4.75%, 4/15/2029	1,519,000	1,419,809
5.00%, 4/15/2030	1,395,000	1,296,625
Intel Corp.:
1.60%, 8/12/2028	695,000	576,489
2.00%, 8/12/2031	1,208,000	936,683
2.45%, 11/15/2029	2,523,000	2,108,597
2.60%, 5/19/2026	1,405,000	1,305,723
2.88%, 5/11/2024	1,398,000	1,362,015
3.15%, 5/11/2027	1,656,000	1,541,670
3.40%, 3/25/2025	2,689,000	2,607,362
3.70%, 7/29/2025	3,014,000	2,936,781
3.75%, 3/25/2027	1,124,000	1,075,870
3.75%, 8/5/2027	2,211,000	2,098,858
3.90%, 3/25/2030	1,292,000	1,183,911
4.00%, 8/5/2029	2,236,000	2,077,043
4.15%, 8/5/2032	2,161,000	1,972,301
KLA Corp.:
4.10%, 3/15/2029	1,359,000	1,290,411
4.65%, 11/1/2024	1,019,000	1,016,361
4.65%, 7/15/2032	1,605,000	1,540,928
Lam Research Corp.:
1.90%, 6/15/2030	1,646,000	1,303,945
3.75%, 3/15/2026	1,015,000	975,009
3.80%, 3/15/2025	945,000	923,889
4.00%, 3/15/2029	1,379,000	1,290,565
Marvell Technology Group, Ltd. 4.88%, 6/22/2028	5,000	4,641
Marvell Technology, Inc.:
1.65%, 4/15/2026	1,424,000	1,245,146
2.45%, 4/15/2028	1,085,000	900,279
2.95%, 4/15/2031	1,688,000	1,309,652
4.88%, 6/22/2028	1,365,000	1,280,056
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	963,000	889,022

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Microchip Technology, Inc.:
0.97%, 2/15/2024	$1,665,000	$1,568,613
0.98%, 9/1/2024	1,747,000	1,607,869
2.67%, 9/1/2023	0	—
4.25%, 9/1/2025	1,073,000	1,037,870
Micron Technology, Inc.:
2.70%, 4/15/2032	1,469,000	1,068,301
4.19%, 2/15/2027	951,000	890,602
4.66%, 2/15/2030	1,493,000	1,333,100
4.98%, 2/6/2026	1,505,000	1,472,567
5.33%, 2/6/2029	1,237,000	1,173,987
NVIDIA Corp.:
0.58%, 6/14/2024	1,760,000	1,645,072
1.55%, 6/15/2028	1,943,000	1,611,038
2.00%, 6/15/2031	1,284,000	1,011,638
2.85%, 4/1/2030	2,708,000	2,321,948
3.20%, 9/16/2026	1,106,000	1,053,056
NXP BV/NXP Funding LLC:
4.88%, 3/1/2024	1,011,000	999,909
5.35%, 3/1/2026	1,114,000	1,104,420
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	1,503,000	1,127,506
2.65%, 2/15/2032	823,000	615,489
2.70%, 5/1/2025	1,123,000	1,042,829
3.15%, 5/1/2027	880,000	789,985
3.40%, 5/1/2030	1,835,000	1,528,151
4.30%, 6/18/2029	1,514,000	1,350,897
4.40%, 6/1/2027	1,000,000	943,980
Qorvo, Inc.:
1.75%, 12/15/2024 (c)	1,329,000	1,218,693
4.38%, 10/15/2029	1,591,000	1,363,042
QUALCOMM, Inc.:
1.30%, 5/20/2028	1,518,000	1,253,989
1.65%, 5/20/2032	1,059,000	794,282
2.15%, 5/20/2030	1,858,000	1,534,689
2.90%, 5/20/2024	978,000	950,978
3.25%, 5/20/2027	3,253,000	3,047,020
3.45%, 5/20/2025	1,961,000	1,902,641
4.25%, 5/20/2032	881,000	831,999
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	1,361,000	1,183,104
3.00%, 6/1/2031	942,000	715,920
Texas Instruments, Inc.:
1.13%, 9/15/2026	812,000	713,269
1.38%, 3/12/2025	716,000	664,412
1.90%, 9/15/2031	994,000	785,588
2.25%, 9/4/2029	742,000	626,753
2.63%, 5/15/2024	1,486,000	1,442,995
2.90%, 11/3/2027	642,000	587,314
3.65%, 8/16/2032	815,000	736,727
TSMC Arizona Corp.:
1.75%, 10/25/2026	1,706,000	1,499,949
2.50%, 10/25/2031	1,705,000	1,356,055
Security Description	Principal Amount	Value
3.88%, 4/22/2027	$1,480,000	$1,410,262
4.13%, 4/22/2029	1,385,000	1,308,520
4.25%, 4/22/2032	1,751,000	1,616,348
Xilinx, Inc.:
2.38%, 6/1/2030	1,362,000	1,122,819
2.95%, 6/1/2024	1,010,000	983,487
		125,776,019
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	1,105,000	896,686
3.48%, 12/1/2027	1,628,000	1,454,927
3.84%, 5/1/2025	867,000	830,647
Series WI, 4.20%, 5/1/2030	1,534,000	1,363,511
		4,545,771
SOFTWARE — 2.3%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	776,000	588,092
3.40%, 9/15/2026	1,583,000	1,496,077
3.40%, 6/15/2027	971,000	904,516
Adobe, Inc.:
1.90%, 2/1/2025	551,000	519,031
2.15%, 2/1/2027	990,000	894,119
2.30%, 2/1/2030	1,321,000	1,100,327
3.25%, 2/1/2025	1,729,000	1,677,908
Autodesk, Inc.:
2.40%, 12/15/2031	1,654,000	1,287,259
2.85%, 1/15/2030	976,000	820,738
3.50%, 6/15/2027	685,000	634,735
4.38%, 6/15/2025	702,000	691,379
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	937,000	740,539
2.90%, 12/1/2029	1,064,000	883,641
3.40%, 6/27/2026	1,477,000	1,379,370
Cadence Design Systems, Inc. 4.38%, 10/15/2024	868,000	857,063
Electronic Arts, Inc.:
1.85%, 2/15/2031	1,079,000	832,276
4.80%, 3/1/2026	743,000	736,298
Fidelity National Information Services, Inc.:
0.60%, 3/1/2024	1,376,000	1,290,151
1.15%, 3/1/2026	1,695,000	1,465,412
2.25%, 3/1/2031	1,300,000	1,002,326
3.75%, 5/21/2029	661,000	595,184
4.70%, 7/15/2027	2,043,000	1,967,000
5.10%, 7/15/2032	1,182,000	1,113,338
COR, 4.50%, 7/15/2025	833,000	815,732
Fiserv, Inc.:
2.25%, 6/1/2027	910,000	785,257
2.65%, 6/1/2030	986,000	799,281

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 7/1/2024	$2,126,000	$2,041,321
3.20%, 7/1/2026	2,455,000	2,262,774
3.50%, 7/1/2029	5,746,000	5,007,064
3.80%, 10/1/2023	919,000	909,672
3.85%, 6/1/2025	1,699,000	1,634,285
4.20%, 10/1/2028	1,029,000	952,967
Intuit, Inc.:
0.95%, 7/15/2025	206,000	185,726
1.35%, 7/15/2027	1,318,000	1,118,244
1.65%, 7/15/2030	660,000	514,655
Microsoft Corp.:
2.40%, 8/8/2026	5,486,000	5,079,487
2.70%, 2/12/2025	1,993,000	1,913,599
2.88%, 2/6/2024	2,677,000	2,624,129
3.13%, 11/3/2025	4,097,000	3,940,372
3.30%, 2/6/2027	8,330,000	7,937,407
3.63%, 12/15/2023	1,315,000	1,302,981
Oracle Corp.:
1.65%, 3/25/2026	5,603,000	4,913,663
2.30%, 3/25/2028	2,587,000	2,159,291
2.50%, 4/1/2025	4,922,000	4,591,586
2.65%, 7/15/2026	3,787,000	3,407,732
2.80%, 4/1/2027	2,879,000	2,543,913
2.88%, 3/25/2031	3,995,000	3,147,061
2.95%, 11/15/2024	2,151,000	2,052,678
2.95%, 5/15/2025	2,914,000	2,740,209
2.95%, 4/1/2030	4,604,000	3,715,428
3.25%, 11/15/2027	3,629,000	3,232,931
3.25%, 5/15/2030	2,872,000	2,364,403
3.40%, 7/8/2024	2,563,000	2,493,415
Roper Technologies, Inc.:
1.00%, 9/15/2025	698,000	619,321
1.40%, 9/15/2027	1,541,000	1,272,989
1.75%, 2/15/2031	1,040,000	769,174
2.00%, 6/30/2030	1,143,000	877,264
2.35%, 9/15/2024	788,000	749,230
2.95%, 9/15/2029	1,401,000	1,181,477
3.80%, 12/15/2026	1,320,000	1,250,370
3.85%, 12/15/2025	601,000	574,195
4.20%, 9/15/2028	985,000	921,615
Salesforce, Inc.:
0.63%, 7/15/2024	1,330,000	1,241,183
1.50%, 7/15/2028	1,567,000	1,315,685
1.95%, 7/15/2031	2,330,000	1,837,345
3.70%, 4/11/2028	1,861,000	1,767,261
Take-Two Interactive Software, Inc.:
3.30%, 3/28/2024	1,656,000	1,614,153
3.55%, 4/14/2025	807,000	774,212
3.70%, 4/14/2027	600,000	557,304
4.00%, 4/14/2032	1,411,000	1,225,073
VMware, Inc.:
1.00%, 8/15/2024	1,897,000	1,756,243
1.40%, 8/15/2026	1,360,000	1,164,976
1.80%, 8/15/2028	1,778,000	1,408,869
Security Description	Principal Amount	Value
2.20%, 8/15/2031	$2,111,000	$1,541,157
3.90%, 8/21/2027	1,626,000	1,497,855
4.50%, 5/15/2025	1,814,000	1,773,584
4.65%, 5/15/2027	1,170,000	1,117,689
4.70%, 5/15/2030	1,403,000	1,261,269
Workday, Inc.:
3.50%, 4/1/2027	1,936,000	1,792,717
3.70%, 4/1/2029	995,000	892,376
3.80%, 4/1/2032	1,362,000	1,184,831
		134,603,459
TELECOMMUNICATIONS — 3.1%
America Movil SAB de CV:
2.88%, 5/7/2030	1,832,000	1,536,407
3.63%, 4/22/2029	1,331,000	1,195,384
4.70%, 7/21/2032	1,552,000	1,457,188
AT&T, Inc.:
0.90%, 3/25/2024	3,552,000	3,364,916
1.65%, 2/1/2028	3,877,000	3,190,655
1.70%, 3/25/2026	3,855,000	3,427,095
2.25%, 2/1/2032	2,652,000	2,006,715
2.30%, 6/1/2027	3,417,000	2,992,643
2.75%, 6/1/2031	4,040,000	3,239,474
2.95%, 7/15/2026	1,802,000	1,651,659
3.80%, 2/15/2027	838,000	788,156
3.88%, 1/15/2026	1,145,000	1,106,093
4.10%, 2/15/2028	2,319,000	2,164,555
4.25%, 3/1/2027	2,339,000	2,244,247
4.30%, 2/15/2030	4,680,000	4,283,136
4.35%, 3/1/2029	4,280,000	4,002,271
Bell Telephone Co. of Canada or Bell Canada:
Series US-3, 0.75%, 3/17/2024	695,000	654,537
Series US-5, 2.15%, 2/15/2032	1,479,000	1,124,632
British Telecommunications PLC:
4.50%, 12/4/2023	687,000	681,428
5.13%, 12/4/2028	1,127,000	1,057,723
9.63%, 12/15/2030	3,709,000	4,286,417
Cisco Systems, Inc.:
2.20%, 9/20/2023	0	—
2.50%, 9/20/2026	1,150,000	1,069,776
2.95%, 2/28/2026	1,133,000	1,074,243
3.50%, 6/15/2025	867,000	844,631
3.63%, 3/4/2024	1,107,000	1,093,318
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	6,169,000	7,074,424
9.25%, 6/1/2032	25,000	30,635
Juniper Networks, Inc.:
1.20%, 12/10/2025	101,000	88,485
2.00%, 12/10/2030	1,043,000	766,469
3.75%, 8/15/2029	1,436,000	1,233,739

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Koninklijke KPN NV 8.38%, 10/1/2030	$943,000	$1,039,252
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,750,000	1,315,545
2.75%, 5/24/2031	715,000	548,005
4.00%, 9/1/2024	121,000	118,630
4.60%, 2/23/2028	1,139,000	1,076,947
4.60%, 5/23/2029	1,242,000	1,144,540
5.60%, 6/1/2032	1,236,000	1,172,222
Orange SA 9.00%, 3/1/2031	2,659,000	3,190,906
Rogers Communications, Inc.:
2.90%, 11/15/2026	1,105,000	1,000,544
2.95%, 3/15/2025 (c)	1,529,000	1,455,501
3.20%, 3/15/2027 (c)	1,662,000	1,520,747
3.63%, 12/15/2025	1,555,000	1,465,043
3.80%, 3/15/2032 (c)	2,878,000	2,481,038
4.10%, 10/1/2023	448,000	444,152
Telefonica Emisiones SA 4.10%, 3/8/2027	1,230,000	1,135,548
Telefonica Europe B.V. 8.25%, 9/15/2030	1,680,000	1,823,573
TELUS Corp.:
2.80%, 2/16/2027	1,006,000	913,881
3.40%, 5/13/2032	1,360,000	1,133,492
3.70%, 9/15/2027	685,000	640,475
T-Mobile USA, Inc.:
1.50%, 2/15/2026	957,000	841,117
2.05%, 2/15/2028	2,397,000	1,989,366
2.25%, 11/15/2031	1,509,000	1,140,668
2.40%, 3/15/2029	1,493,000	1,218,049
2.55%, 2/15/2031	3,498,000	2,771,081
2.63%, 4/15/2026	1,884,000	1,703,456
2.63%, 2/15/2029	663,000	547,307
2.70%, 3/15/2032	961,000	752,204
2.88%, 2/15/2031	1,727,000	1,385,969
3.38%, 4/15/2029	2,896,000	2,501,159
3.50%, 4/15/2025	6,693,000	6,402,925
3.50%, 4/15/2031	8,105,000	6,839,972
3.75%, 4/15/2027	4,826,000	4,460,672
3.88%, 4/15/2030	10,116,000	8,964,799
4.75%, 2/1/2028	470,000	444,286
5.20%, 1/15/2033	2,380,000	2,277,470
Verizon Communications, Inc.:
0.75%, 3/22/2024	1,752,000	1,656,078
0.85%, 11/20/2025	1,812,000	1,589,776
1.45%, 3/20/2026	2,542,000	2,243,112
1.50%, 9/18/2030	1,071,000	805,274
1.68%, 10/30/2030	1,183,000	888,137
1.75%, 1/20/2031	2,684,000	2,012,839
2.10%, 3/22/2028	3,695,000	3,117,915
2.36%, 3/15/2032	8,909,000	6,851,110
2.55%, 3/21/2031	7,287,500	5,817,976
2.63%, 8/15/2026	2,182,000	1,984,747
3.00%, 3/22/2027	1,212,000	1,103,720
Security Description	Principal Amount	Value
3.15%, 3/22/2030	$1,715,000	$1,456,309
3.38%, 2/15/2025	1,075,000	1,039,912
3.50%, 11/1/2024	931,000	906,906
3.88%, 2/8/2029	1,798,000	1,641,466
4.02%, 12/3/2029	4,710,000	4,270,698
4.13%, 3/16/2027	4,661,000	4,458,107
4.33%, 9/21/2028	5,717,000	5,383,413
7.75%, 12/1/2030	1,778,000	2,007,469
Vodafone Group PLC:
3.75%, 1/16/2024	597,000	589,938
4.13%, 5/30/2025	2,469,000	2,420,706
4.38%, 5/30/2028	4,157,000	3,917,307
7.88%, 2/15/2030	858,000	939,090
		184,693,597
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.00%, 11/19/2024	797,000	764,180
3.50%, 9/15/2027	802,000	729,363
3.55%, 11/19/2026	1,346,000	1,244,700
3.90%, 11/19/2029	1,422,000	1,245,501
		3,983,744
TRANSPORTATION — 1.1%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (a)	371,000	347,560
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	1,042,000	1,001,591
3.40%, 9/1/2024	1,313,000	1,284,153
3.65%, 9/1/2025	899,000	870,124
3.75%, 4/1/2024	1,756,000	1,734,946
7.00%, 12/15/2025	1,198,000	1,271,881
Canadian National Railway Co.:
2.75%, 3/1/2026	1,107,000	1,032,787
2.95%, 11/21/2024	980,000	944,024
3.85%, 8/5/2032	1,838,000	1,679,087
6.90%, 7/15/2028	1,304,000	1,410,224
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	2,151,000	1,992,794
1.75%, 12/2/2026	1,302,000	1,140,825
2.05%, 3/5/2030	889,000	712,320
2.45%, 12/2/2031	2,144,000	1,718,373
2.90%, 2/1/2025	1,028,000	979,334
4.00%, 6/1/2028	25,000	23,556
7.13%, 10/15/2031	660,000	721,142
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	659,000	612,448
CSX Corp.:
2.40%, 2/15/2030	973,000	803,202
3.25%, 6/1/2027	1,537,000	1,414,762
3.35%, 11/1/2025	833,000	793,033
3.40%, 8/1/2024	1,092,000	1,064,766

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 3/1/2028	$453,000	$425,408
4.25%, 3/15/2029	1,464,000	1,381,387
FedEx Corp.:
2.40%, 5/15/2031	1,317,000	1,026,154
3.10%, 8/5/2029	857,000	736,497
3.25%, 4/1/2026	1,402,000	1,323,558
3.40%, 2/15/2028	1,461,000	1,328,721
4.20%, 10/17/2028	687,000	641,754
4.25%, 5/15/2030	1,460,000	1,323,417
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	1,067,000	1,025,451
Kansas City Southern 2.88%, 11/15/2029	988,000	841,509
Kirby Corp. 4.20%, 3/1/2028	733,000	653,594
Norfolk Southern Corp.:
2.30%, 5/15/2031	442,000	353,993
2.55%, 11/1/2029	990,000	835,540
2.90%, 6/15/2026	718,000	668,027
3.00%, 3/15/2032	1,285,000	1,077,216
3.65%, 8/1/2025	443,000	427,043
3.85%, 1/15/2024	1,087,000	1,074,500
7.80%, 5/15/2027	610,000	671,933
Ryder System, Inc.:
4.30%, 6/15/2027	1,483,000	1,405,751
Series MTN, 1.75%, 9/1/2026	576,000	503,850
Series MTN, 2.85%, 3/1/2027	770,000	685,269
Series MTN, 2.90%, 12/1/2026	1,191,000	1,075,949
Series MTN, 3.35%, 9/1/2025	914,000	864,553
Series MTN, 3.65%, 3/18/2024	444,000	434,916
Series MTN, 4.63%, 6/1/2025	933,000	912,241
Union Pacific Corp.:
2.15%, 2/5/2027	1,196,000	1,068,148
2.38%, 5/20/2031	1,782,000	1,449,443
2.40%, 2/5/2030	1,357,000	1,133,814
2.75%, 3/1/2026	1,165,000	1,085,023
2.80%, 2/14/2032	971,000	808,387
3.00%, 4/15/2027	454,000	419,201
3.15%, 3/1/2024	878,000	860,291
3.25%, 1/15/2025	828,000	802,274
3.25%, 8/15/2025	823,000	790,771
3.65%, 2/15/2024	428,000	421,862
3.70%, 3/1/2029	897,000	832,228
3.75%, 3/15/2024	1,226,000	1,209,192
3.75%, 7/15/2025	1,436,000	1,400,804
3.95%, 9/10/2028	1,284,000	1,211,120
4.50%, 1/20/2033	1,555,000	1,477,623
6.63%, 2/1/2029	420,000	453,121
Security Description	Principal Amount	Value
United Parcel Service, Inc.:
2.20%, 9/1/2024	$764,000	$731,041
2.40%, 11/15/2026	744,000	683,520
2.50%, 9/1/2029	2,075,000	1,773,627
2.80%, 11/15/2024	599,000	577,634
3.40%, 3/15/2029	1,241,000	1,140,752
3.90%, 4/1/2025	785,000	771,160
4.45%, 4/1/2030	1,246,000	1,207,399
		67,559,598
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031	896,000	647,441
3.25%, 3/30/2025	262,000	248,745
3.25%, 9/15/2026	1,114,000	1,020,090
3.50%, 3/15/2028	166,000	146,573
3.50%, 6/1/2032	598,000	480,912
3.85%, 3/30/2027	778,000	712,259
4.00%, 6/30/2030	665,000	581,403
4.35%, 2/15/2024	624,000	615,744
		4,453,167
VENTURE CAPITAL — 0.0% (d)
Hercules Capital, Inc.:
2.63%, 9/16/2026	855,000	699,552
3.38%, 1/20/2027	903,000	748,732
		1,448,284
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	760,000	602,604
2.80%, 5/1/2030	760,000	644,571
2.95%, 9/1/2027	917,000	832,370
3.40%, 3/1/2025	634,000	612,032
3.45%, 6/1/2029	928,000	826,301
3.75%, 9/1/2028	1,294,000	1,204,455
3.85%, 3/1/2024	727,000	717,716
4.45%, 6/1/2032	1,523,000	1,415,887
Essential Utilities, Inc.:
2.40%, 5/1/2031	1,053,000	824,320
2.70%, 4/15/2030	1,186,000	976,754
3.57%, 5/1/2029	1,260,000	1,112,794
United Utilities PLC 6.88%, 8/15/2028	740,000	769,852
		10,539,656
TOTAL CORPORATE BONDS & NOTES (Cost $6,491,972,765)		5,796,550,432
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
AUSTRALIA — 0.0% (d)
National Australia Bank, Ltd. 3.50%, 6/9/2025	1,159,000	1,117,137

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CHINA — 0.0% (d)
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	$1,385,000	$1,342,536
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026	1,077,000	1,005,724
		2,348,260
SWITZERLAND — 0.1%
Credit Suisse AG 3.70%, 2/21/2025	3,774,000	3,543,484
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,602,718)		7,008,881
	Shares
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (e) (f)	36,620,604	36,627,929
State Street Navigator Securities Lending Portfolio II (g) (h)	225,678,408	225,678,408
TOTAL SHORT-TERM INVESTMENTS (Cost $262,306,337)		262,306,337
TOTAL INVESTMENTS — 103.0% (Cost $6,761,881,820)		6,065,865,650
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(177,289,006)
NET ASSETS — 100.0%		$5,888,576,644

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2022. Maturity date shown is the final maturity.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$5,796,550,432	$—	$5,796,550,432
Foreign Government Obligations	—	7,008,881	—	7,008,881
Short-Term Investments	262,306,337	—	—	262,306,337
TOTAL INVESTMENTS	$262,306,337	$5,803,559,313	$—	$6,065,865,650
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	41,308,684	$41,304,554	$173,372,819	$178,052,998	$3,461	$92	36,620,604	$36,627,929	$71,144
State Street Navigator Securities Lending Portfolio II	177,130,733	177,130,733	—	—	—	—	225,678,408	225,678,408	209,807
Total		$218,435,287	$173,372,819	$178,052,998	$3,461	$92		$262,306,337	$280,951
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
5.25%, 11/15/2028	$9,287,300	$9,863,403
5.25%, 2/15/2029	5,309,300	5,661,871
5.38%, 2/15/2031	4,412,400	4,870,187
5.50%, 8/15/2028 (a)	3,219,500	3,452,159
6.00%, 2/15/2026	4,643,300	4,885,622
6.13%, 11/15/2027	5,402,400	5,890,304
6.13%, 8/15/2029	2,922,400	3,292,266
6.25%, 5/15/2030	7,446,100	8,564,178
6.38%, 8/15/2027	1,267,700	1,390,707
6.50%, 11/15/2026 (a)	2,114,400	2,295,776
6.63%, 2/15/2027	1,583,300	1,735,816
6.75%, 8/15/2026	1,934,600	2,108,563
Treasury Notes:
0.25%, 10/31/2025	34,769,700	30,784,767
0.38%, 11/30/2025	44,853,600	39,762,016
0.38%, 12/31/2025	38,597,500	34,128,633
0.38%, 1/31/2026	64,836,500	57,111,839
0.38%, 7/31/2027	27,880,600	23,406,635
0.38%, 9/30/2027	48,294,700	40,288,344
0.50%, 2/28/2026	38,973,900	34,388,377
0.50%, 4/30/2027	16,371,800	13,927,542
0.50%, 5/31/2027	19,151,700	16,243,036
0.50%, 6/30/2027	20,528,400	17,380,178
0.50%, 8/31/2027	20,107,000	16,935,435
0.50%, 10/31/2027	66,542,900	55,677,692
0.63%, 7/31/2026	42,269,500	36,979,208
0.63%, 3/31/2027	12,892,500	11,060,355
0.63%, 11/30/2027	30,448,500	25,588,634
0.63%, 12/31/2027	31,697,700	26,583,970
0.63%, 5/15/2030	56,863,400	44,797,697
0.63%, 8/15/2030	67,423,500	52,832,633
0.75%, 3/31/2026	48,407,400	42,984,258
0.75%, 4/30/2026	34,716,600	30,745,889
0.75%, 5/31/2026	51,200,100	45,228,089
0.75%, 8/31/2026	59,531,800	52,215,900
0.75%, 1/31/2028	40,534,700	34,121,984
0.88%, 6/30/2026	31,686,000	28,059,438
0.88%, 9/30/2026	44,784,100	39,406,509
0.88%, 11/15/2030	77,393,300	61,672,786
1.00%, 7/31/2028	35,496,200	29,897,229
1.13%, 10/31/2026	54,300,300	48,149,094
1.13%, 2/28/2027	7,415,600	6,530,363
1.13%, 2/29/2028	38,381,200	32,935,867
1.13%, 8/31/2028 (a)	36,861,000	31,208,020
1.13%, 2/15/2031 (a)	65,457,100	53,030,479
1.25%, 11/30/2026	36,829,700	32,778,433
1.25%, 12/31/2026	33,019,600	29,330,692
1.25%, 3/31/2028	60,859,700	52,472,473
1.25%, 4/30/2028	44,101,900	37,934,525
1.25%, 5/31/2028	39,366,900	33,790,948
1.25%, 6/30/2028	45,990,100	39,414,953
1.25%, 9/30/2028	38,069,300	32,409,466
Security Description	Principal Amount	Value
1.25%, 8/15/2031	$104,924,100	$84,824,577
1.38%, 8/31/2026	12,783,200	11,505,879
1.38%, 10/31/2028	42,174,200	36,128,133
1.38%, 12/31/2028 (a)	59,918,000	51,276,701
1.38%, 11/15/2031	99,566,300	80,928,733
1.50%, 8/15/2026	47,361,500	42,839,957
1.50%, 1/31/2027	60,246,000	54,019,011
1.50%, 11/30/2028	37,167,100	32,039,202
1.50%, 2/15/2030	36,103,500	30,642,846
1.63%, 2/15/2026	32,284,400	29,656,248
1.63%, 5/15/2026 (a)	30,359,100	27,747,743
1.63%, 9/30/2026	59,612,500	54,112,316
1.63%, 10/31/2026	11,804,000	10,691,842
1.63%, 11/30/2026	16,557,500	14,979,363
1.63%, 8/15/2029	32,241,200	27,802,997
1.63%, 5/15/2031	69,780,900	58,583,246
1.75%, 12/31/2026 (a)	15,657,300	14,222,455
1.75%, 1/31/2029	69,207,500	60,437,612
1.75%, 11/15/2029	50,859,300	44,184,017
1.88%, 6/30/2026	12,972,500	11,945,848
1.88%, 7/31/2026	15,553,800	14,298,560
1.88%, 2/28/2027	61,766,000	56,250,490
1.88%, 2/28/2029 (a)	80,935,400	71,235,798
2.00%, 11/15/2026	33,762,500	31,006,109
2.13%, 5/31/2026	36,649,900	34,075,817
2.25%, 11/15/2025	30,506,700	28,728,731
2.25%, 3/31/2026	13,184,200	12,351,947
2.25%, 2/15/2027	31,374,000	29,001,341
2.25%, 8/15/2027	28,783,600	26,449,430
2.25%, 11/15/2027	52,800,500	48,300,083
2.38%, 4/30/2026	8,830,600	8,301,454
2.38%, 5/15/2027	35,410,100	32,817,970
2.38%, 3/31/2029	47,450,400	42,979,683
2.38%, 5/15/2029	27,675,300	25,037,498
2.50%, 2/28/2026	64,499,700	60,997,568
2.50%, 3/31/2027	51,333,000	47,948,230
2.63%, 12/31/2025	18,424,200	17,528,899
2.63%, 1/31/2026	19,767,100	18,784,922
2.63%, 5/31/2027	38,398,400	36,046,498
2.63%, 2/15/2029 (a)	36,985,000	34,075,321
2.75%, 4/30/2027	57,629,400	54,392,249
2.75%, 2/15/2028	44,549,300	41,705,802
2.75%, 5/31/2029	50,290,900	46,589,804
2.88%, 11/30/2025	17,897,800	17,174,897
2.88%, 5/15/2028	56,148,600	52,731,432
2.88%, 8/15/2028	73,701,800	69,124,228
2.88%, 4/30/2029	47,678,600	44,519,893
2.88%, 5/15/2032	91,709,600	84,845,710
3.00%, 10/31/2025	24,051,600	23,191,004
3.13%, 11/15/2028	40,091,800	38,084,078
3.25%, 6/30/2027 (a)	38,314,600	36,931,682
3.25%, 6/30/2029	33,385,700	31,919,859
U.S. Treasury Notes:
1.88%, 2/15/2032 (a)	84,907,300	71,985,470
2.63%, 7/31/2029	24,564,600	22,576,403

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 7/31/2027 (a)	$27,465,300	$25,864,588
2.75%, 8/15/2032 (a)	58,169,900	53,216,369
3.13%, 8/31/2027 (a)	62,954,800	60,392,343
3.13%, 8/31/2029	60,547,200	57,481,998
3.88%, 9/30/2029	24,708,800	24,608,420
4.13%, 9/30/2027	24,708,800	24,793,736
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,240,011,983)		3,763,120,278
	Shares
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (b) (c)	5,971,280	5,971,280
State Street Navigator Securities Lending Portfolio II (d) (e)	260,990,846	260,990,846
TOTAL SHORT-TERM INVESTMENTS (Cost $266,962,126)		266,962,126
TOTAL INVESTMENTS — 106.5% (Cost $4,506,974,109)		4,030,082,404
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(244,645,420)
NET ASSETS — 100.0%		$3,785,436,984

(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.
(d)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,763,120,278	$—	$3,763,120,278
Short-Term Investments	266,962,126	—	—	266,962,126
TOTAL INVESTMENTS	$266,962,126	$3,763,120,278	$—	$4,030,082,404

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,055,876	$5,055,876	$56,495,833	$55,580,429	$—	$—	5,971,280	$5,971,280	$12,290
State Street Navigator Securities Lending Portfolio II	268,611,226	268,611,226	923,694,704	931,315,084	—	—	260,990,846	260,990,846	14,173
Total		$273,667,102	$980,190,537	$986,895,513	$—	$—		$266,962,126	$26,463
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.0%
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$42,000	$27,810
5.40%, 10/1/2048	159,000	138,875
		166,685
AEROSPACE & DEFENSE — 2.3%
Boeing Co.:
3.25%, 2/1/2035	157,000	110,958
3.38%, 6/15/2046	115,000	69,480
3.50%, 3/1/2039	144,000	96,765
3.55%, 3/1/2038	237,000	162,108
3.60%, 5/1/2034	114,000	85,529
3.63%, 3/1/2048	111,000	68,804
3.65%, 3/1/2047	116,000	72,912
3.75%, 2/1/2050	271,000	175,039
3.83%, 3/1/2059	226,000	135,119
3.85%, 11/1/2048	192,000	124,287
3.90%, 5/1/2049	217,000	141,655
3.95%, 8/1/2059	248,000	154,789
5.71%, 5/1/2040	768,000	670,426
5.81%, 5/1/2050	1,548,000	1,347,070
5.88%, 2/15/2040	169,000	146,099
5.93%, 5/1/2060	988,000	846,449
6.13%, 2/15/2033	116,000	111,622
6.63%, 2/15/2038	140,000	134,222
6.88%, 3/15/2039	130,000	126,767
General Dynamics Corp.:
2.85%, 6/1/2041	155,000	110,831
3.60%, 11/15/2042	137,000	108,712
4.25%, 4/1/2040	169,000	148,343
4.25%, 4/1/2050	193,000	166,895
L3Harris Technologies, Inc.:
4.85%, 4/27/2035	112,000	102,115
5.05%, 4/27/2045	159,000	140,424
6.15%, 12/15/2040	135,000	135,473
Lockheed Martin Corp.:
2.80%, 6/15/2050 (a)	198,000	131,623
3.60%, 3/1/2035	122,000	104,552
3.80%, 3/1/2045	300,000	238,785
4.07%, 12/15/2042	320,604	272,042
4.09%, 9/15/2052	432,600	360,576
4.15%, 6/15/2053	195,000	163,447
4.30%, 6/15/2062	162,000	135,197
4.50%, 5/15/2036	142,000	130,725
4.70%, 5/15/2046	383,000	347,297
5.72%, 6/1/2040	135,000	137,676
Series B, 6.15%, 9/1/2036	116,000	122,641
Northrop Grumman Corp.:
3.85%, 4/15/2045	183,000	140,145
4.03%, 10/15/2047	580,000	460,207
4.75%, 6/1/2043	264,000	231,969
5.05%, 11/15/2040	160,000	146,774
Security Description	Principal Amount	Value
5.15%, 5/1/2040	$161,000	$150,712
5.25%, 5/1/2050	291,000	278,472
Raytheon Technologies Corp.:
2.82%, 9/1/2051	297,000	186,608
3.03%, 3/15/2052 (a)	283,000	185,226
3.13%, 7/1/2050	277,000	185,889
3.75%, 11/1/2046	296,000	222,722
4.05%, 5/4/2047	50,000	39,901
4.15%, 5/15/2045	247,000	197,778
4.35%, 4/15/2047	263,000	218,990
4.45%, 11/16/2038	152,382	132,784
4.50%, 6/1/2042	954,000	823,359
4.63%, 11/16/2048	429,000	370,381
4.70%, 12/15/2041	154,000	133,791
4.80%, 12/15/2043	177,000	156,093
4.88%, 10/15/2040	144,000	131,204
5.40%, 5/1/2035	70,000	68,509
5.70%, 4/15/2040	134,000	131,647
6.05%, 6/1/2036	125,000	128,716
6.13%, 7/15/2038	160,000	164,090
		12,723,421
AGRICULTURE — 1.5%
Altria Group, Inc.:
2.45%, 2/4/2032	119,000	84,176
3.40%, 2/4/2041	303,000	191,038
3.70%, 2/4/2051	257,000	153,909
3.88%, 9/16/2046	483,000	306,222
4.00%, 2/4/2061	157,000	96,332
4.25%, 8/9/2042	400,000	273,432
4.45%, 5/6/2050	249,000	166,357
4.50%, 5/2/2043	330,000	232,468
5.38%, 1/31/2044 (a)	437,000	353,935
5.80%, 2/14/2039	700,000	606,375
5.95%, 2/14/2049	851,000	705,709
6.20%, 2/14/2059	1,000	868
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	268,000	177,156
3.75%, 9/15/2047	110,000	89,012
4.50%, 3/15/2049	198,000	180,303
4.54%, 3/26/2042	188,000	169,140
5.38%, 9/15/2035	16,000	16,057
5.94%, 10/1/2032	113,000	119,430
BAT Capital Corp.:
3.73%, 9/25/2040	241,000	154,674
3.98%, 9/25/2050	280,000	173,051
4.39%, 8/15/2037	536,000	382,924
4.54%, 8/15/2047	623,000	414,986
4.76%, 9/6/2049	393,000	269,562
5.28%, 4/2/2050 (a)	325,000	240,074
5.65%, 3/16/2052	340,000	260,042
Philip Morris International, Inc.:
3.88%, 8/21/2042	169,000	113,549
4.13%, 3/4/2043	269,000	186,880
4.25%, 11/10/2044	253,000	177,070
4.38%, 11/15/2041	134,000	98,616

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/20/2042	$390,000	$288,885
4.88%, 11/15/2043 (a)	252,000	192,808
6.38%, 5/16/2038	351,000	333,057
Reynolds American, Inc.:
5.70%, 8/15/2035	125,000	105,514
5.85%, 8/15/2045	764,000	599,106
6.15%, 9/15/2043	271,000	224,789
7.25%, 6/15/2037	118,000	110,889
		8,248,395
AIRLINES — 0.2%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	2,401	2,033
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	1,384	1,220
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	60,722	54,118
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	27,454	23,820
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	5,228	4,543
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	60,168	52,846
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	69,732	60,113
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	100,274	84,203
American Airlines 2021-1 Class A Pass Through Trust Series A, Class A, 2.88%, 1/11/2036	119,000	94,566
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	141,552	116,243
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	49,601	43,931
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	17,022	15,377
Security Description	Principal Amount	Value
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	$76,057	$65,305
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	86,599	76,317
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	109,206	87,552
United Airlines Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	44,935	41,075
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	4,286	3,775
		827,037
APPAREL — 0.2%
NIKE, Inc.:
3.25%, 3/27/2040	227,000	174,826
3.38%, 11/1/2046	236,000	177,472
3.38%, 3/27/2050	355,000	262,796
3.63%, 5/1/2043	208,000	162,352
3.88%, 11/1/2045 (a)	194,000	157,090
		934,536
AUTO MANUFACTURERS — 0.5%
Cummins, Inc.:
2.60%, 9/1/2050 (a)	110,000	68,612
4.88%, 10/1/2043	188,000	175,002
General Motors Co.:
5.00%, 4/1/2035	124,000	101,146
5.15%, 4/1/2038	380,000	307,781
5.20%, 4/1/2045	421,000	322,482
5.40%, 4/1/2048	325,000	256,324
5.60%, 10/15/2032	353,000	314,872
5.95%, 4/1/2049	309,000	257,901
6.25%, 10/2/2043	459,000	399,527
6.60%, 4/1/2036	169,000	157,887
6.75%, 4/1/2046	329,000	299,982
		2,661,516
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC:
3.10%, 12/1/2051	280,000	156,682
4.40%, 10/1/2046	123,000	88,547
Aptiv PLC 5.40%, 3/15/2049	219,000	179,376
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	269,000	181,209
BorgWarner, Inc. 4.38%, 3/15/2045	238,000	175,278
Lear Corp.:
3.55%, 1/15/2052	91,000	53,697

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 5/15/2049 (a)	$364,000	$287,655
		1,122,444
BANKS — 7.8%
Bank of America Corp.:
6.11%, 1/29/2037	466,000	450,697
7.75%, 5/14/2038	370,000	413,815
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b)	560,000	412,065
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (b)	732,000	603,527
SOFR + 1.56%, 2.97%, 7/21/2052 (b)	580,000	355,047
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	925,000	653,226
Series L, 4.75%, 4/21/2045	151,000	123,476
Series MTN, 4.88%, 4/1/2044	179,000	153,315
Series MTN, 5.00%, 1/21/2044	478,000	413,250
Series MTN, 5.88%, 2/7/2042	377,000	365,057
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (b)	455,000	360,765
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (b)	453,000	356,207
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	615,000	498,205
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	1,597,000	1,195,307
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (b)	233,000	138,192
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	1,561,000	1,006,330
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (b)	283,000	188,470
Bank of America NA Series BKNT, 6.00%, 10/15/2036	264,000	259,905
Barclays PLC:
4.95%, 1/10/2047	180,000	139,392
5.25%, 8/17/2045	438,000	351,850
1 year CMT + 1.30%, 3.33%, 11/24/2042 (b)	204,000	129,532
1 year CMT + 1.70%, 3.81%, 3/10/2042 (a) (b)	180,000	112,392
1 year CMT + 3.00%, 5.75%, 8/9/2033 (b)	303,000	275,566
Citigroup, Inc.:
4.65%, 7/30/2045	220,000	176,521
4.65%, 7/23/2048	663,000	538,429
4.75%, 5/18/2046	468,000	371,246
Security Description	Principal Amount	Value
5.30%, 5/6/2044	$240,000	$207,708
5.88%, 1/30/2042	194,000	184,669
6.00%, 10/31/2033	107,000	104,240
6.13%, 8/25/2036	118,000	114,512
6.63%, 6/15/2032	119,000	120,445
6.68%, 9/13/2043	231,000	234,352
8.13%, 7/15/2039	457,000	540,334
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (b)	436,000	351,708
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (b)	326,000	255,072
SOFR + 1.38%, 2.90%, 11/3/2042 (b)	273,000	174,832
SOFR + 4.55%, 5.32%, 3/26/2041 (b)	428,000	386,659
Citizens Financial Group, Inc. 2.64%, 9/30/2032	116,000	84,741
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	307,000	260,938
5.75%, 12/1/2043	298,000	272,077
Series BKNT, 5.25%, 5/24/2041	438,000	436,655
Credit Suisse Group AG 4.88%, 5/15/2045	563,000	400,749
Fifth Third Bancorp 8.25%, 3/1/2038	154,000	183,026
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	113,000	87,826
Series BKNT, 4.63%, 2/13/2047	140,000	113,757
Goldman Sachs Capital I 6.35%, 2/15/2034	133,000	130,817
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	514,000	427,890
5.15%, 5/22/2045	471,000	392,805
6.13%, 2/15/2033 (a)	185,000	186,719
6.25%, 2/1/2041	710,000	704,313
6.45%, 5/1/2036	148,000	145,078
6.75%, 10/1/2037	1,238,000	1,237,010
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (b)	738,000	585,219
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	534,000	444,096
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	172,000	136,639
SOFR + 1.47%, 2.91%, 7/21/2042 (b)	437,000	280,895
SOFR + 1.51%, 3.21%, 4/22/2042 (b)	713,000	481,689
SOFR + 1.63%, 3.44%, 2/24/2043 (b)	538,000	372,683

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.80%, 7/8/2044	$418,000	$346,631
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035 (a)	115,000	104,602
Series BKNT, 5.88%, 11/1/2034	81,000	74,504
Series BKNT, 7.00%, 1/15/2039 (a)	126,000	133,907
HSBC Holdings PLC:
5.25%, 3/14/2044	386,000	312,583
6.10%, 1/14/2042	260,000	250,819
6.50%, 5/2/2036	415,000	392,465
6.50%, 9/15/2037	578,000	539,869
6.80%, 6/1/2038	337,000	325,077
7.63%, 5/17/2032	117,000	122,573
JPMorgan Chase & Co.:
4.85%, 2/1/2044	307,000	263,602
4.95%, 6/1/2045	573,000	478,776
5.40%, 1/6/2042	334,000	308,636
5.50%, 10/15/2040	521,000	490,032
5.60%, 7/15/2041	616,000	585,397
5.63%, 8/16/2043	100,000	91,510
6.40%, 5/15/2038	861,000	881,681
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (b)	478,000	354,513
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (b)	933,000	731,966
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (b)	684,000	512,172
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (b)	429,000	325,083
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	509,000	400,919
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	628,000	430,010
SOFR + 1.51%, 2.53%, 11/19/2041 (b)	510,000	319,469
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	571,000	373,702
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	736,000	461,693
SOFR + 2.46%, 3.11%, 4/22/2041 (b)	422,000	291,091
Lloyds Banking Group PLC:
4.34%, 1/9/2048 (a)	336,000	236,336
5.30%, 12/1/2045	224,000	179,906
5 Year CMT + 1.50%, 3.37%, 12/14/2046 (b)	282,600	175,379
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	459,000	359,521
Security Description	Principal Amount	Value
4.15%, 3/7/2039	$122,000	$100,483
4.29%, 7/26/2038 (a)	59,000	50,217
1 year CMT + 0.97%, 2.49%, 10/13/2032 (a) (b)	45,000	34,001
Morgan Stanley:
4.30%, 1/27/2045	658,000	522,347
4.38%, 1/22/2047	588,000	470,182
6.38%, 7/24/2042	496,000	514,610
7.25%, 4/1/2032	116,000	125,973
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (b)	196,000	165,767
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (b)	582,000	464,197
SOFR + 1.49%, 3.22%, 4/22/2042 (b)	491,000	342,507
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (b)	571,000	546,961
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (b)	583,000	351,485
Regions Bank Series BKNT, 6.45%, 6/26/2037	119,000	122,244
Regions Financial Corp. 7.38%, 12/10/2037	109,000	119,184
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041 (a)	147,000	90,086
2.93%, 9/17/2041 (a)	154,000	101,934
3.05%, 1/14/2042 (a)	32,000	21,903
Wachovia Corp. 5.50%, 8/1/2035	135,000	125,235
Wells Fargo & Co.:
3.90%, 5/1/2045	536,000	396,624
5.38%, 2/7/2035	117,000	110,207
5.38%, 11/2/2043	730,000	635,881
5.61%, 1/15/2044	657,400	589,339
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	1,101,000	757,092
Series GMTN, 4.90%, 11/17/2045	512,000	418,550
Series MTN, 4.40%, 6/14/2046	467,000	356,825
Series MTN, 4.65%, 11/4/2044	581,000	461,087
Series MTN, 4.75%, 12/7/2046	674,000	539,126
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (b)	835,000	678,312
Series MTN, SOFR + 4.5%, 5.01%, 4/4/2051 (b)	1,586,000	1,361,375
Wells Fargo Bank NA:
5.95%, 8/26/2036	117,000	113,874
Series BKNT, 5.85%, 2/1/2037	238,000	227,764

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 6.60%, 1/15/2038	$416,000	$434,475
Westpac Banking Corp.:
2.96%, 11/16/2040	216,000	137,933
3.13%, 11/18/2041	261,000	167,134
4.42%, 7/24/2039 (a)	271,000	217,190
		42,808,465
BEVERAGES — 3.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,171,000	1,055,703
4.90%, 2/1/2046	2,611,000	2,262,928
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	200,000	155,028
4.63%, 2/1/2044	196,000	162,221
4.70%, 2/1/2036	117,000	105,378
4.90%, 2/1/2046	385,000	327,974
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	239,000	181,905
4.35%, 6/1/2040	404,000	341,909
4.38%, 4/15/2038	566,000	483,828
4.44%, 10/6/2048	476,000	385,789
4.50%, 6/1/2050 (a)	494,000	406,192
4.60%, 4/15/2048	708,000	586,897
4.60%, 6/1/2060	458,000	364,014
4.75%, 4/15/2058	383,000	311,777
4.95%, 1/15/2042	422,000	375,112
5.45%, 1/23/2039	635,000	602,590
5.55%, 1/23/2049	1,026,000	965,148
5.80%, 1/23/2059	420,000	401,234
5.88%, 6/15/2035	119,000	118,902
8.00%, 11/15/2039	246,000	289,114
8.20%, 1/15/2039	241,000	289,205
Brown-Forman Corp.:
4.00%, 4/15/2038	194,000	162,516
4.50%, 7/15/2045	108,000	93,539
Coca-Cola Co.:
2.50%, 6/1/2040	260,000	182,052
2.50%, 3/15/2051	566,000	353,739
2.60%, 6/1/2050	130,000	83,619
2.75%, 6/1/2060 (a)	137,000	85,504
2.88%, 5/5/2041	107,000	78,811
3.00%, 3/5/2051	473,000	330,542
4.20%, 3/25/2050	226,000	200,887
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	120,000	87,978
Constellation Brands, Inc.:
3.75%, 5/1/2050	254,000	183,937
4.10%, 2/15/2048	160,000	122,318
4.50%, 5/9/2047	209,000	168,970
5.25%, 11/15/2048	190,000	170,789
Security Description	Principal Amount	Value
Diageo Capital PLC:
3.88%, 4/29/2043 (a)	$233,000	$187,442
5.88%, 9/30/2036	111,000	114,188
Diageo Investment Corp.:
4.25%, 5/11/2042	235,000	198,110
7.45%, 4/15/2035	115,000	134,326
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	504,000	344,993
4.38%, 5/10/2043 (a)	236,000	190,060
Keurig Dr Pepper, Inc.:
3.35%, 3/15/2051	46,000	30,124
3.80%, 5/1/2050	136,000	96,677
4.42%, 12/15/2046	242,000	193,031
4.50%, 11/15/2045	125,000	101,115
4.50%, 4/15/2052	235,000	185,880
5.09%, 5/25/2048	203,000	180,938
Molson Coors Beverage Co.:
4.20%, 7/15/2046	541,000	402,628
5.00%, 5/1/2042	300,682	253,556
PepsiCo, Inc.:
2.63%, 10/21/2041	119,000	83,049
2.75%, 10/21/2051	177,000	119,459
2.88%, 10/15/2049	254,000	179,918
3.38%, 7/29/2049	234,000	178,998
3.45%, 10/6/2046	221,000	173,023
3.50%, 3/19/2040	199,000	162,131
3.60%, 8/13/2042	186,000	148,798
3.63%, 3/19/2050	157,000	128,004
3.88%, 3/19/2060	118,000	96,340
4.00%, 3/5/2042	241,000	206,144
4.00%, 5/2/2047	105,000	89,263
4.25%, 10/22/2044	50,000	43,776
4.45%, 4/14/2046	258,000	237,719
4.88%, 11/1/2040	155,000	148,290
5.50%, 1/15/2040	30,000	30,992
COR, 4.20%, 7/18/2052	158,000	139,915
		17,256,936
BIOTECHNOLOGY — 1.5%
Amgen, Inc.:
2.77%, 9/1/2053	200,000	117,546
2.80%, 8/15/2041	223,000	152,706
3.00%, 1/15/2052	408,000	257,558
3.15%, 2/21/2040	521,000	375,698
3.38%, 2/21/2050	695,000	474,699
4.20%, 2/22/2052	258,000	202,816
4.40%, 5/1/2045	557,000	454,233
4.40%, 2/22/2062	364,000	283,116
4.56%, 6/15/2048	369,000	308,462
4.66%, 6/15/2051	853,000	720,947
4.88%, 3/1/2053	213,000	187,578
4.95%, 10/1/2041	143,000	128,943
5.15%, 11/15/2041	206,000	187,752
5.65%, 6/15/2042	127,000	125,287
5.75%, 3/15/2040	83,000	80,815

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 6/1/2037	$142,000	$150,885
6.40%, 2/1/2039	180,000	189,569
Baxalta, Inc. 5.25%, 6/23/2045	137,000	125,778
Biogen, Inc.:
3.15%, 5/1/2050	265,000	170,673
3.25%, 2/15/2051	114,000	73,515
5.20%, 9/15/2045	126,000	112,687
Gilead Sciences, Inc.:
2.60%, 10/1/2040	280,000	185,724
2.80%, 10/1/2050	250,000	154,145
4.00%, 9/1/2036	409,000	340,239
4.15%, 3/1/2047	692,000	547,144
4.50%, 2/1/2045	370,000	307,781
4.60%, 9/1/2035	154,000	139,576
4.75%, 3/1/2046	533,000	464,318
4.80%, 4/1/2044	480,000	418,805
5.65%, 12/1/2041	235,000	228,573
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050 (a)	105,000	63,411
Royalty Pharma PLC:
2.15%, 9/2/2031	21,000	15,501
3.30%, 9/2/2040	134,000	90,556
3.35%, 9/2/2051	177,000	106,795
3.55%, 9/2/2050	314,000	196,206
		8,140,037
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
3.38%, 4/5/2040	350,000	252,735
3.58%, 4/5/2050	626,000	432,635
Fortune Brands Home & Security, Inc. 4.50%, 3/25/2052	108,000	74,536
Johnson Controls International PLC:
4.50%, 2/15/2047	165,000	131,594
4.63%, 7/2/2044	178,000	147,806
4.95%, 7/2/2064 (c)	143,000	114,446
5.13%, 9/14/2045	141,000	122,065
6.00%, 1/15/2036	118,000	118,455
Lafarge SA 7.13%, 7/15/2036	125,000	131,470
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	179,000	112,226
4.25%, 12/15/2047	199,000	151,837
Masco Corp.:
3.13%, 2/15/2051	115,000	69,552
4.50%, 5/15/2047 (a)	169,000	129,721
Owens Corning:
4.30%, 7/15/2047	137,000	101,779
4.40%, 1/30/2048	114,000	85,275
7.00%, 12/1/2036	81,000	83,567
Vulcan Materials Co.:
4.50%, 6/15/2047	234,000	190,127
Security Description	Principal Amount	Value
4.70%, 3/1/2048	$105,000	$87,037
		2,536,863
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	203,000	145,987
2.80%, 5/15/2050 (a)	223,000	148,705
Albemarle Corp.:
5.45%, 12/1/2044	161,000	144,035
5.65%, 6/1/2052	138,000	122,929
CF Industries, Inc.:
4.95%, 6/1/2043	273,000	220,232
5.38%, 3/15/2044	289,000	245,260
Dow Chemical Co 5.55%, 11/30/2048	256,000	232,261
Dow Chemical Co.:
3.60%, 11/15/2050	350,000	238,375
4.38%, 11/15/2042	357,000	281,780
4.63%, 10/1/2044	199,000	159,138
4.80%, 5/15/2049	163,000	134,501
5.25%, 11/15/2041	223,000	200,069
7.38%, 11/1/2029	22,000	24,023
9.40%, 5/15/2039	115,000	146,193
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	391,000	355,826
5.42%, 11/15/2048 (a)	535,000	480,756
Eastman Chemical Co.:
4.65%, 10/15/2044	279,000	219,718
4.80%, 9/1/2042	170,000	139,375
Ecolab, Inc.:
2.13%, 2/1/2032 (a)	120,000	94,912
2.13%, 8/15/2050 (a)	136,000	77,021
2.70%, 12/15/2051	250,000	159,665
2.75%, 8/18/2055	156,000	96,439
3.95%, 12/1/2047	162,000	133,125
5.50%, 12/8/2041	141,000	142,324
FMC Corp. 4.50%, 10/1/2049	188,000	144,818
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	107,000	81,160
5.00%, 9/26/2048	285,000	238,782
Linde, Inc.:
2.00%, 8/10/2050	154,000	85,749
3.55%, 11/7/2042	153,000	120,726
Lubrizol Corp. 6.50%, 10/1/2034	116,000	127,300
LYB International Finance B.V.:
4.88%, 3/15/2044	261,000	212,026
5.25%, 7/15/2043	196,000	167,662
LYB International Finance III LLC:
3.38%, 10/1/2040	147,000	101,157
3.63%, 4/1/2051 (a)	402,000	262,912
3.80%, 10/1/2060	85,000	53,328
4.20%, 10/15/2049	331,000	237,350

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 5/1/2050	$178,000	$128,322
LyondellBasell Industries NV 4.63%, 2/26/2055	303,000	228,353
Mosaic Co.:
4.88%, 11/15/2041	168,000	136,051
5.45%, 11/15/2033	122,000	114,796
5.63%, 11/15/2043	120,000	107,839
Nutrien, Ltd.:
3.95%, 5/13/2050	181,000	137,146
4.13%, 3/15/2035	116,000	98,612
4.90%, 6/1/2043	169,000	147,052
5.00%, 4/1/2049	209,000	184,992
5.25%, 1/15/2045	141,000	125,659
5.63%, 12/1/2040	118,000	111,189
5.88%, 12/1/2036	86,000	85,356
6.13%, 1/15/2041	177,000	176,411
RPM International, Inc.:
4.25%, 1/15/2048	119,000	87,089
5.25%, 6/1/2045	144,000	120,925
Sherwin-Williams Co.:
2.90%, 3/15/2052	178,000	107,015
3.30%, 5/15/2050	125,000	82,485
3.80%, 8/15/2049	129,000	93,164
4.00%, 12/15/2042	129,000	96,991
4.50%, 6/1/2047	302,000	246,187
4.55%, 8/1/2045	153,000	121,514
Westlake Corp.:
2.88%, 8/15/2041	102,000	64,556
3.13%, 8/15/2051 (a)	148,000	91,263
3.38%, 8/15/2061	105,000	60,581
4.38%, 11/15/2047	111,000	83,910
5.00%, 8/15/2046	212,000	176,293
		9,389,370
COMMERCIAL SERVICES — 1.7%
American University Series 2019, 3.67%, 4/1/2049	108,000	83,961
Brown University in Providence in the State of Rhode Island and Providence Plant Series A, 2.92%, 9/1/2050	114,000	80,823
California Endowment Series 2021, 2.50%, 4/1/2051	210,000	133,732
California Institute of Technology:
3.65%, 9/1/2119	141,000	88,286
4.32%, 8/1/2045	185,000	161,940
4.70%, 11/1/2111	108,000	90,035
Claremont Mckenna College 3.78%, 1/1/2122	161,000	101,011
Cleveland Clinic Foundation 4.86%, 1/1/2114	101,000	85,352
Security Description	Principal Amount	Value
Duke University:
Series 2020, 2.68%, 10/1/2044	$118,000	$84,719
Series 2020, 2.76%, 10/1/2050	112,000	75,553
Series 2020, 2.83%, 10/1/2055	149,000	97,398
Emory University Series 2020, 2.97%, 9/1/2050	132,000	92,457
Ford Foundation:
Series 2020, 2.42%, 6/1/2050 (a)	210,000	129,830
Series 2020, 2.82%, 6/1/2070	122,000	71,876
George Washington University:
4.87%, 9/15/2045	139,000	126,596
Series 2014, 4.30%, 9/15/2044	136,000	115,695
Series 2018, 4.13%, 9/15/2048	159,000	129,630
Georgetown University:
Series 20A, 2.94%, 4/1/2050 (a)	125,000	81,295
Series A, 5.22%, 10/1/2118 (a)	115,000	97,158
Series B, 4.32%, 4/1/2049	118,000	96,823
Global Payments, Inc.:
4.15%, 8/15/2049	123,000	84,952
5.95%, 8/15/2052	223,000	195,990
Howard University Series 22A, 5.21%, 10/1/2052	132,000	111,606
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	121,000	102,895
Series A, 2.81%, 1/1/2060	133,000	83,536
Leland Stanford Junior University:
2.41%, 6/1/2050	141,000	89,978
3.65%, 5/1/2048	118,000	99,257
Massachusetts Institute of Technology:
3.07%, 4/1/2052	118,000	86,332
3.89%, 7/1/2116	169,000	121,426
3.96%, 7/1/2038	11,000	9,855
4.68%, 7/1/2114	123,000	104,962
5.60%, 7/1/2111	221,000	225,024
Series F, 2.99%, 7/1/2050	125,000	91,536
Series G, 2.29%, 7/1/2051	123,000	75,965
Moody's Corp.:
2.75%, 8/19/2041	226,000	149,962
3.10%, 11/29/2061	140,000	84,942
3.25%, 5/20/2050	133,000	89,812
3.75%, 2/25/2052 (a)	207,000	152,959
4.88%, 12/17/2048	150,000	131,850

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 7/15/2044	$121,000	$111,100
Northeastern University Series 2020, 2.89%, 10/1/2050	122,000	80,791
Northwestern University:
4.64%, 12/1/2044	123,000	117,080
Series 2017, 3.66%, 12/1/2057	116,000	90,354
Series 2020, 2.64%, 12/1/2050	118,000	79,469
Novant Health, Inc.:
2.64%, 11/1/2036	117,000	85,188
3.32%, 11/1/2061 (a)	192,000	128,836
PayPal Holdings, Inc.:
3.25%, 6/1/2050 (a)	277,000	187,285
5.05%, 6/1/2052	293,000	260,257
5.25%, 6/1/2062	100,000	89,252
President & Fellows of Harvard College:
2.52%, 10/15/2050	148,000	96,378
4.88%, 10/15/2040 (a)	107,000	105,390
President and Fellows of Harvard College:
3.15%, 7/15/2046	170,000	130,706
3.30%, 7/15/2056	125,000	93,072
3.75%, 11/15/2052	106,000	88,439
Quanta Services, Inc. 3.05%, 10/1/2041	170,000	107,741
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	315,000	196,374
S&P Global, Inc.:
2.30%, 8/15/2060	146,000	76,595
3.25%, 12/1/2049	138,000	96,797
3.70%, 3/1/2052 (a) (d)	370,000	280,157
3.90%, 3/1/2062 (d)	135,000	102,295
Thomas Jefferson University 3.85%, 11/1/2057	139,000	102,342
Trustees of Boston College 3.13%, 7/1/2052	118,000	81,858
Trustees of Boston University Series CC, 4.06%, 10/1/2048	168,000	138,067
Trustees of Princeton University:
4.20%, 3/1/2052 (a)	153,000	138,066
5.70%, 3/1/2039	61,000	65,924
Series 2020, 2.52%, 7/1/2050	18,000	12,260
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	120,000	77,425
4.67%, 9/1/2112	107,000	89,166
Series 2020, 2.40%, 10/1/2050	118,000	74,359
University of Chicago:
3.00%, 10/1/2052	121,000	86,464
Security Description	Principal Amount	Value
4.00%, 10/1/2053	$134,000	$111,836
Series 20B, 2.76%, 4/1/2045	117,000	88,279
Series C, 2.55%, 4/1/2050	115,000	76,651
University of Miami Series 2022, 4.06%, 4/1/2052	159,000	128,854
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	119,000	94,081
Series 2017, 3.39%, 2/15/2048	140,000	108,597
University of Southern California:
3.03%, 10/1/2039	44,000	33,829
5.25%, 10/1/2111	19,000	17,937
Series 2017, 3.84%, 10/1/2047	169,000	141,644
Series 21A, 2.95%, 10/1/2051	134,000	93,072
Series A, 3.23%, 10/1/2120	203,000	117,632
Verisk Analytics, Inc.:
3.63%, 5/15/2050	296,000	203,151
5.50%, 6/15/2045	80,000	75,210
Washington University:
4.35%, 4/15/2122	121,000	93,471
Series 2022, 3.52%, 4/15/2054	131,000	102,658
William Marsh Rice University:
3.57%, 5/15/2045	38,000	31,674
3.77%, 5/15/2055	129,000	104,872
Yale University Series 2020, 2.40%, 4/15/2050	116,000	75,029
		9,284,973
COMPUTERS — 2.4%
Apple, Inc.:
1.70%, 8/5/2031 (a)	118,000	92,530
2.38%, 2/8/2041	401,000	278,258
2.40%, 8/20/2050	513,000	320,358
2.55%, 8/20/2060	330,000	198,422
2.65%, 5/11/2050	844,000	557,361
2.65%, 2/8/2051	839,000	550,535
2.70%, 8/5/2051	577,000	380,295
2.80%, 2/8/2061	513,000	321,482
2.85%, 8/5/2061	410,000	258,845
2.95%, 9/11/2049	446,000	314,809
3.45%, 2/9/2045	505,000	397,859
3.75%, 9/12/2047	435,000	353,233
3.75%, 11/13/2047	379,000	308,677
3.85%, 5/4/2043	758,000	637,872
3.85%, 8/4/2046	673,000	557,466
3.95%, 8/8/2052	368,000	306,813
4.10%, 8/8/2062	386,000	316,474
4.25%, 2/9/2047	270,000	240,300

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 5/13/2045	$682,000	$611,959
4.45%, 5/6/2044	277,000	254,275
4.50%, 2/23/2036	297,000	287,802
4.65%, 2/23/2046	1,068,000	995,558
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (d)	242,000	149,500
3.45%, 12/15/2051 (d)	385,000	219,885
8.10%, 7/15/2036	125,000	132,593
8.35%, 7/15/2046	392,000	424,466
Dell, Inc. 6.50%, 4/15/2038	174,000	159,351
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	117,000	114,652
6.35%, 10/15/2045	449,000	408,738
HP, Inc.:
5.50%, 1/15/2033	263,000	233,257
6.00%, 9/15/2041	420,000	365,127
International Business Machines Corp.:
2.85%, 5/15/2040	109,000	75,479
2.95%, 5/15/2050	232,000	145,696
3.43%, 2/9/2052	253,000	172,237
4.00%, 6/20/2042	298,200	234,525
4.15%, 5/15/2039	581,000	478,936
4.25%, 5/15/2049	910,300	719,519
4.70%, 2/19/2046	148,000	127,558
5.60%, 11/30/2039	175,000	169,806
5.88%, 11/29/2032 (a)	119,000	122,202
6.50%, 1/15/2028	30,000	31,648
7.13%, 12/1/2096	112,000	130,089
COR, 4.90%, 7/27/2052	141,000	123,582
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	281,000	161,120
		13,441,149
CONSTRUCTION MATERIALS — 0.0%
Johnson Controls International PLC / Tyco Fire & Security Finance SCA COR, 4.90%, 12/1/2032	120,000	113,561
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	167,000	138,244
Series MTN, 4.00%, 8/15/2045	223,000	186,780
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	115,000	81,198
4.15%, 3/15/2047	251,000	209,796
4.38%, 6/15/2045 (a)	87,000	75,264
6.00%, 5/15/2037	221,000	233,772
GSK Consumer Healthcare Capital US LLC 4.00%, 3/24/2052 (a) (d)	128,000	94,281
Security Description	Principal Amount	Value
Procter & Gamble Co.:
3.50%, 10/25/2047	$240,000	$193,831
3.55%, 3/25/2040	289,000	242,329
3.60%, 3/25/2050	172,000	142,695
5.55%, 3/5/2037	140,000	147,664
5.80%, 8/15/2034	70,000	75,116
Unilever Capital Corp.:
5.90%, 11/15/2032	147,000	155,623
Series 30Y, 2.63%, 8/12/2051	388,000	250,442
		2,227,035
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	201,000	157,377
4.20%, 5/15/2047	140,000	117,810
4.60%, 6/15/2045	50,000	45,108
		320,295
DIVERSIFIED FINANCIAL SERVICES — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.40%, 10/29/2033	484,000	350,760
3.85%, 10/29/2041 (a)	541,000	360,533
Ally Financial, Inc. 8.00%, 11/1/2031	220,000	231,141
American Express Co.:
4.05%, 12/3/2042	231,000	188,210
SOFR + 1.76%, 4.42%, 8/3/2033 (a) (b)	446,000	405,918
Brookfield Finance LLC 3.45%, 4/15/2050	177,000	110,221
Brookfield Finance, Inc.:
3.50%, 3/30/2051	172,000	108,467
3.63%, 2/15/2052	121,000	79,359
4.70%, 9/20/2047	213,000	168,651
CI Financial Corp. 4.10%, 6/15/2051 (a)	432,000	257,265
CME Group, Inc.:
4.15%, 6/15/2048	132,000	114,943
5.30%, 9/15/2043	194,000	192,324
Credit Suisse USA, Inc. 7.13%, 7/15/2032 (a)	115,000	115,193
Franklin Resources, Inc. 2.95%, 8/12/2051	91,000	57,470
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	281,000	205,150
2.65%, 9/15/2040	349,000	233,858
3.00%, 6/15/2050	415,000	270,883
3.00%, 9/15/2060	350,000	207,273
4.25%, 9/21/2048	363,000	294,433
4.60%, 3/15/2033	110,000	102,532
4.95%, 6/15/2052	343,000	304,052
5.20%, 6/15/2062	311,000	278,930
Invesco Finance PLC 5.38%, 11/30/2043	115,000	103,216

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Jefferies Group LLC:
2.75%, 10/15/2032	$116,000	$82,582
6.25%, 1/15/2036	110,000	102,865
6.50%, 1/20/2043	160,000	152,686
Legg Mason, Inc. 5.63%, 1/15/2044	142,000	133,537
Mastercard, Inc.:
2.95%, 3/15/2051	158,000	107,715
3.65%, 6/1/2049	198,000	154,410
3.80%, 11/21/2046	266,000	217,865
3.85%, 3/26/2050	632,000	509,247
3.95%, 2/26/2048	85,000	69,850
Nasdaq, Inc.:
2.50%, 12/21/2040	151,000	94,839
3.25%, 4/28/2050	156,000	102,625
3.95%, 3/7/2052	69,000	51,224
Raymond James Financial, Inc.:
3.75%, 4/1/2051	145,000	102,754
4.95%, 7/15/2046	222,000	195,495
Visa, Inc.:
2.00%, 8/15/2050	732,000	417,342
2.70%, 4/15/2040	203,478	147,263
3.65%, 9/15/2047	283,000	222,554
4.15%, 12/14/2035	401,000	366,478
4.30%, 12/14/2045	1,143,000	997,290
Western Union Co. 6.20%, 11/17/2036 (a)	119,000	112,077
		9,081,480
ELECTRIC — 11.6%
AEP Texas, Inc.:
3.45%, 5/15/2051	186,000	129,387
3.80%, 10/1/2047	150,000	107,634
5.25%, 5/15/2052 (a)	153,000	139,984
Series G, 4.15%, 5/1/2049	118,000	89,778
Series H, 3.45%, 1/15/2050	127,000	86,366
AEP Transmission Co. LLC:
3.15%, 9/15/2049	82,000	55,367
3.75%, 12/1/2047	177,000	133,113
3.80%, 6/15/2049	162,000	121,855
4.00%, 12/1/2046	157,000	123,190
4.25%, 9/15/2048	153,000	124,401
4.50%, 6/15/2052	90,000	76,610
Series N, 2.75%, 8/15/2051	77,000	48,137
Alabama Power Co.:
3.00%, 3/15/2052	249,000	163,553
3.13%, 7/15/2051	243,000	164,239
3.45%, 10/1/2049	233,000	165,057
3.75%, 3/1/2045	182,000	137,188
3.85%, 12/1/2042	140,000	109,820
4.15%, 8/15/2044	107,000	86,482
4.30%, 1/2/2046	90,000	73,841
6.00%, 3/1/2039	138,000	141,180
6.13%, 5/15/2038	90,000	91,644
Series A, 4.30%, 7/15/2048	166,000	137,153
Series B, 3.70%, 12/1/2047	193,000	144,767
Security Description	Principal Amount	Value
Ameren Illinois Co.:
2.90%, 6/15/2051	$80,000	$51,318
3.25%, 3/15/2050	116,000	80,507
3.70%, 12/1/2047	108,000	82,198
3.85%, 9/1/2032	368,000	331,940
4.15%, 3/15/2046	113,000	93,028
4.50%, 3/15/2049	166,000	142,141
American Electric Power Co., Inc. 3.25%, 3/1/2050	165,000	106,255
Appalachian Power Co.:
4.40%, 5/15/2044	112,000	89,252
4.45%, 6/1/2045	100,000	79,856
7.00%, 4/1/2038	117,000	125,451
Series Z, 3.70%, 5/1/2050	157,000	112,150
Arizona Public Service Co.:
2.20%, 12/15/2031	34,000	25,538
3.35%, 5/15/2050	199,000	130,023
3.50%, 12/1/2049	122,000	81,839
3.75%, 5/15/2046	152,000	109,590
4.20%, 8/15/2048	119,000	91,131
4.25%, 3/1/2049	106,000	80,520
4.35%, 11/15/2045	141,000	108,724
4.50%, 4/1/2042	131,000	105,882
5.05%, 9/1/2041 (a)	31,000	26,701
Avista Corp.:
4.00%, 4/1/2052	154,000	120,808
4.35%, 6/1/2048	142,000	119,770
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	187,000	121,662
3.20%, 9/15/2049	149,000	103,527
3.50%, 8/15/2046	137,000	101,677
4.25%, 9/15/2048	125,000	104,374
4.55%, 6/1/2052	158,000	136,123
6.35%, 10/1/2036	118,000	124,229
3.75%, 8/15/2047	125,000	95,795
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	176,000	108,970
3.80%, 7/15/2048	297,000	222,420
4.25%, 10/15/2050	240,000	193,745
4.45%, 1/15/2049	277,000	231,860
4.50%, 2/1/2045	225,000	187,598
4.60%, 5/1/2053 (d)	284,000	240,880
5.15%, 11/15/2043	4,000	3,653
5.95%, 5/15/2037	136,000	136,188
6.13%, 4/1/2036	409,000	414,853
Black Hills Corp.:
3.88%, 10/15/2049	123,000	87,994
4.20%, 9/15/2046	108,000	81,907
4.35%, 5/1/2033 (a)	116,000	102,470
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	180,000	138,269
3.95%, 3/1/2048	119,000	95,553

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 10/1/2032	$350,000	$332,566
4.50%, 4/1/2044	1,000	868
Series AC, 4.25%, 2/1/2049	195,000	163,580
Series AD, 2.90%, 7/1/2050	110,000	72,369
Series AF, 3.35%, 4/1/2051	142,000	102,001
Series AH, 3.60%, 3/1/2052	147,000	110,175
Series K2, 6.95%, 3/15/2033	115,000	128,165
CenterPoint Energy, Inc. 3.70%, 9/1/2049	139,000	99,673
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	119,000	100,644
Cleco Securitization I LLC COR, 4.65%, 9/1/2044	100,000	96,052
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	112,000	110,398
CMS Energy Corp. 4.88%, 3/1/2044	122,000	104,931
Commonwealth Edison Co.:
3.00%, 3/1/2050	221,000	148,364
3.65%, 6/15/2046	263,000	199,670
3.80%, 10/1/2042	117,000	92,944
4.00%, 3/1/2048	253,000	202,774
4.00%, 3/1/2049	137,000	109,103
4.60%, 8/15/2043	128,000	112,916
4.70%, 1/15/2044	100,000	88,844
5.90%, 3/15/2036	138,000	141,770
6.45%, 1/15/2038	132,000	139,777
Series 123, 3.75%, 8/15/2047	220,000	170,104
Series 127, 3.20%, 11/15/2049	106,000	72,953
Series 130, 3.13%, 3/15/2051	135,000	91,888
Series 131, 2.75%, 9/1/2051 (a)	166,000	105,350
Series 133, 3.85%, 3/15/2052	139,000	108,569
Connecticut Light & Power Co.:
4.00%, 4/1/2048	229,000	187,045
4.30%, 4/15/2044	141,000	118,718
Series A, 4.15%, 6/1/2045	5,000	4,048
Consolidated Edison Co. of New York, Inc.:
3.20%, 12/1/2051	181,000	120,260
3.60%, 6/15/2061	170,000	116,724
3.70%, 11/15/2059	239,000	166,545
3.95%, 3/1/2043	226,000	176,063
4.45%, 3/15/2044	254,000	210,703
4.50%, 12/1/2045	238,000	195,396
4.50%, 5/15/2058	213,000	167,748
4.63%, 12/1/2054	253,000	207,660
5.70%, 6/15/2040	104,000	100,920
Series 05-A, 5.30%, 3/1/2035	118,000	110,872
Security Description	Principal Amount	Value
Series 06-A, 5.85%, 3/15/2036	$118,000	$117,429
Series 07-A, 6.30%, 8/15/2037	142,000	146,013
Series 08-B, 6.75%, 4/1/2038	232,000	245,015
Series 09-C, 5.50%, 12/1/2039	144,000	135,024
Series 12-A, 4.20%, 3/15/2042	166,000	130,685
Series 2017, 3.88%, 6/15/2047	168,000	127,030
Series 20B, 3.95%, 4/1/2050	100,000	77,223
Series A, 4.13%, 5/15/2049	258,000	200,247
Series C, 3.00%, 12/1/2060	80,000	47,753
Series C, 4.00%, 11/15/2057	124,000	91,434
Series C, 4.30%, 12/1/2056	158,000	120,870
Series E, 4.65%, 12/1/2048	181,000	153,464
Constellation Energy Generation LLC:
5.60%, 6/15/2042	220,000	197,683
5.75%, 10/1/2041	121,000	110,818
6.25%, 10/1/2039	266,000	259,299
Consumers Energy Co.:
2.50%, 5/1/2060	130,000	71,807
2.65%, 8/15/2052	148,000	92,330
3.10%, 8/15/2050	30,000	20,267
3.25%, 8/15/2046	125,000	89,555
3.50%, 8/1/2051	100,000	73,692
3.75%, 2/15/2050	132,000	101,249
3.95%, 5/15/2043	98,000	78,618
3.95%, 7/15/2047	118,000	94,740
4.05%, 5/15/2048	110,000	89,656
4.20%, 9/1/2052	223,000	185,360
4.35%, 4/15/2049	190,000	161,747
Dayton Power & Light Co. 3.95%, 6/15/2049	151,000	115,929
Delmarva Power & Light Co. 4.15%, 5/15/2045	107,000	85,763
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	44,000	38,132
5.10%, 6/1/2065	110,000	101,499
5.30%, 5/15/2033	124,000	122,970
5.45%, 2/1/2041	11,000	10,588
6.05%, 1/15/2038	148,000	153,343
6.63%, 2/1/2032	36,000	38,377
Series A, 2.30%, 12/1/2031	30,000	23,772
Dominion Energy, Inc.:
4.70%, 12/1/2044	172,000	144,741
4.85%, 8/15/2052	311,000	265,535
7.00%, 6/15/2038	157,000	165,575
Series A, 4.60%, 3/15/2049	140,000	119,183
Series B, 3.30%, 4/15/2041	153,000	111,000
Series B, 5.95%, 6/15/2035	120,000	118,222
Series C, 4.05%, 9/15/2042	117,000	91,740

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series C, 4.90%, 8/1/2041	$137,000	$120,968
Series E, 6.30%, 3/15/2033	113,000	116,128
Series F, 5.25%, 8/1/2033	29,000	27,391
DTE Electric Co.:
2.95%, 3/1/2050	100,000	66,803
3.70%, 6/1/2046	102,000	78,442
3.75%, 8/15/2047	208,000	161,764
3.95%, 3/1/2049 (a)	207,000	167,759
4.30%, 7/1/2044	133,000	112,167
Series A, 4.00%, 4/1/2043	65,000	52,905
Series A, 4.05%, 5/15/2048	188,000	154,476
Series B, 3.25%, 4/1/2051	11,000	7,712
Series B, 3.65%, 3/1/2052 (a)	152,000	115,002
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	30,000	20,707
3.45%, 4/15/2051	81,000	57,831
3.55%, 3/15/2052	182,000	132,416
3.70%, 12/1/2047	159,000	118,711
3.88%, 3/15/2046	144,000	112,005
3.95%, 3/15/2048	142,000	111,335
4.00%, 9/30/2042	238,000	191,521
4.25%, 12/15/2041	100,000	83,720
5.30%, 2/15/2040	191,000	182,096
6.00%, 1/15/2038	143,000	146,924
6.05%, 4/15/2038	196,000	201,610
6.10%, 6/1/2037	145,000	142,915
6.45%, 10/15/2032	118,000	123,108
Duke Energy Corp.:
3.30%, 6/15/2041	228,000	158,959
3.50%, 6/15/2051 (a)	20,000	13,489
3.75%, 9/1/2046	444,000	314,645
3.95%, 8/15/2047	190,000	138,926
4.20%, 6/15/2049	223,000	171,070
4.80%, 12/15/2045	40,000	33,227
5.00%, 8/15/2052	346,000	295,543
Duke Energy Florida LLC:
2.40%, 12/15/2031	37,000	29,378
3.40%, 10/1/2046	200,000	140,816
3.85%, 11/15/2042	164,000	127,612
4.20%, 7/15/2048	159,000	130,658
5.65%, 4/1/2040	110,000	107,909
6.35%, 9/15/2037	136,000	141,409
6.40%, 6/15/2038	251,000	269,160
Duke Energy Indiana LLC:
2.75%, 4/1/2050	173,000	107,800
3.75%, 5/15/2046	108,000	80,813
6.12%, 10/15/2035	119,000	120,746
6.35%, 8/15/2038	110,000	113,764
6.45%, 4/1/2039	152,000	158,282
Series WWW, 4.90%, 7/15/2043	76,000	66,935
Series YYY, 3.25%, 10/1/2049 (a)	206,000	140,671
Security Description	Principal Amount	Value
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	$93,000	$69,482
4.30%, 2/1/2049	139,000	111,520
Duke Energy Progress LLC:
2.50%, 8/15/2050	243,000	145,355
2.90%, 8/15/2051	14,000	9,085
3.40%, 4/1/2032	55,000	47,225
3.60%, 9/15/2047	166,000	124,039
3.70%, 10/15/2046	208,000	156,967
4.00%, 4/1/2052	104,000	81,397
4.10%, 5/15/2042	178,000	143,575
4.10%, 3/15/2043	202,000	165,196
4.15%, 12/1/2044	198,000	159,665
4.20%, 8/15/2045	228,000	184,673
4.38%, 3/30/2044	110,000	91,579
6.30%, 4/1/2038	103,000	107,687
El Paso Electric Co.:
5.00%, 12/1/2044	107,000	93,634
6.00%, 5/15/2035	119,000	116,113
Emera US Finance L.P.:
2.64%, 6/15/2031	26,000	20,284
4.75%, 6/15/2046	348,000	273,618
Entergy Arkansas LLC:
2.65%, 6/15/2051	269,000	162,750
3.35%, 6/15/2052	145,000	99,305
4.20%, 4/1/2049	209,000	172,738
Entergy Corp. 3.75%, 6/15/2050	183,000	129,904
Entergy Louisiana LLC:
2.35%, 6/15/2032	55,000	42,655
2.90%, 3/15/2051	223,000	141,654
4.00%, 3/15/2033	118,000	104,313
4.20%, 9/1/2048	270,000	217,636
4.20%, 4/1/2050	209,000	166,638
4.75%, 9/15/2052	80,000	69,717
Entergy Mississippi LLC:
3.50%, 6/1/2051	140,000	100,981
3.85%, 6/1/2049	100,000	75,125
Entergy Texas, Inc.:
3.55%, 9/30/2049	140,000	98,942
4.50%, 3/30/2039	136,000	116,247
5.00%, 9/15/2052	143,000	128,045
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	113,000	77,355
3.45%, 4/15/2050	182,000	129,222
4.10%, 4/1/2043	157,000	125,611
4.13%, 3/1/2042	10,000	8,086
4.25%, 12/1/2045	39,000	31,460
Evergy Metro, Inc.:
4.20%, 6/15/2047	141,000	115,073
4.20%, 3/15/2048	125,000	101,709
5.30%, 10/1/2041	125,000	116,382
Series 2019, 4.13%, 4/1/2049	135,000	108,032
Series B, 6.05%, 11/15/2035	30,000	30,391

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Eversource Energy 3.45%, 1/15/2050 (a)	$153,000	$106,454
Exelon Corp.:
4.10%, 3/15/2052 (d)	229,000	177,106
4.45%, 4/15/2046	266,000	217,678
4.70%, 4/15/2050	226,000	189,415
5.10%, 6/15/2045	114,000	102,367
5.63%, 6/15/2035	118,000	115,726
4.95%, 6/15/2035	117,000	105,862
Florida Power & Light Co.:
2.88%, 12/4/2051	150,000	98,897
3.15%, 10/1/2049	274,000	193,732
3.70%, 12/1/2047	213,000	165,629
3.80%, 12/15/2042	139,000	112,316
3.95%, 3/1/2048	305,000	245,077
3.99%, 3/1/2049	161,000	131,513
4.05%, 6/1/2042	110,000	91,662
4.13%, 2/1/2042	215,000	179,989
4.13%, 6/1/2048	209,000	175,560
5.25%, 2/1/2041	156,000	151,340
5.63%, 4/1/2034	117,000	119,464
5.65%, 2/1/2037	108,000	106,829
5.69%, 3/1/2040 (a)	180,000	180,938
5.95%, 2/1/2038	203,000	208,911
5.96%, 4/1/2039	157,000	163,012
Georgia Power Co.:
4.30%, 3/15/2042	416,000	332,126
4.30%, 3/15/2043	115,000	91,282
5.13%, 5/15/2052	224,000	202,391
Series 10-C, 4.75%, 9/1/2040	148,000	123,562
Series A, 3.25%, 3/15/2051	257,000	169,967
Series B, 3.70%, 1/30/2050	153,000	110,639
Iberdrola International B.V. 6.75%, 7/15/2036	115,000	120,220
Idaho Power Co. Series K, 4.20%, 3/1/2048	141,000	114,907
Indiana Michigan Power Co.:
3.25%, 5/1/2051	157,000	106,258
4.25%, 8/15/2048	182,000	143,458
6.05%, 3/15/2037	78,000	78,967
Series K, 4.55%, 3/15/2046	169,000	141,199
Series L, 3.75%, 7/1/2047	122,000	89,990
Interstate Power & Light Co.:
3.10%, 11/30/2051	117,000	76,107
3.50%, 9/30/2049	107,000	78,359
3.70%, 9/15/2046	125,000	91,284
6.25%, 7/15/2039	99,000	101,129
Jersey Central Power & Light Co. 6.15%, 6/1/2037	21,000	20,039
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	93,291	86,584
Kentucky Utilities Co.:
3.30%, 6/1/2050	185,000	128,817
Security Description	Principal Amount	Value
4.38%, 10/1/2045	$177,000	$147,057
5.13%, 11/1/2040	219,000	201,215
Louisville Gas & Electric Co. 4.25%, 4/1/2049	144,000	116,604
MidAmerican Energy Co.:
2.70%, 8/1/2052	60,000	38,079
3.15%, 4/15/2050	237,000	161,890
3.65%, 8/1/2048	266,000	201,766
3.95%, 8/1/2047	144,000	113,636
4.25%, 5/1/2046	157,000	132,649
4.25%, 7/15/2049	270,000	223,865
4.40%, 10/15/2044	147,000	125,054
6.75%, 12/30/2031	43,000	47,336
Series MTN, 5.80%, 10/15/2036	110,000	112,310
Mississippi Power Co.:
Series 12-A, 4.25%, 3/15/2042	17,000	13,491
Series B, 3.10%, 7/30/2051	119,000	75,674
National Grid USA 5.80%, 4/1/2035	121,000	111,489
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	117,000	104,346
4.15%, 12/15/2032 (a)	193,000	176,612
4.30%, 3/15/2049	118,000	96,892
4.40%, 11/1/2048	108,000	90,285
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	143,000	92,195
Series N, 6.65%, 4/1/2036	117,000	123,911
Series R, 6.75%, 7/1/2037	105,000	111,368
NextEra Energy Capital Holdings, Inc. 3.00%, 1/15/2052	179,000	114,539
Northern States Power Co.:
2.60%, 6/1/2051	110,000	68,059
2.90%, 3/1/2050	152,000	101,413
3.20%, 4/1/2052	66,000	46,197
3.60%, 5/15/2046	133,000	102,830
3.60%, 9/15/2047	144,000	109,750
4.00%, 8/15/2045	96,000	77,987
4.13%, 5/15/2044	121,000	100,841
4.50%, 6/1/2052	152,000	132,915
5.35%, 11/1/2039	96,000	94,887
6.20%, 7/1/2037 (a)	63,000	66,813
6.25%, 6/1/2036	114,000	120,853
NorthWestern Corp. 4.18%, 11/15/2044	114,000	90,442
NSTAR Electric Co.:
3.10%, 6/1/2051	115,000	76,487
4.40%, 3/1/2044	142,000	120,868
4.55%, 6/1/2052 (a)	153,000	132,998
5.50%, 3/15/2040	99,000	97,185
COR, 4.95%, 9/15/2052	215,000	200,533
Oglethorpe Power Corp.:
3.75%, 8/1/2050	124,000	87,034

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/1/2047 (d)	$169,000	$132,410
5.05%, 10/1/2048	141,000	117,824
5.25%, 9/1/2050	117,000	98,716
5.38%, 11/1/2040	137,000	119,375
5.95%, 11/1/2039	164,000	155,019
Ohio Edison Co. 6.88%, 7/15/2036	115,000	123,279
Ohio Power Co.:
4.00%, 6/1/2049	143,000	110,182
4.15%, 4/1/2048	134,000	107,086
Series R, 2.90%, 10/1/2051	215,000	135,209
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	113,000	85,995
4.15%, 4/1/2047 (a)	100,000	78,931
Oncor Electric Delivery Co. LLC:
2.70%, 11/15/2051	146,000	93,104
3.70%, 5/15/2050	157,000	121,207
3.75%, 4/1/2045	193,000	150,806
3.80%, 9/30/2047	107,000	84,841
3.80%, 6/1/2049	201,000	157,588
4.55%, 12/1/2041	5,000	4,402
4.60%, 6/1/2052 (d)	168,000	149,434
5.25%, 9/30/2040	121,000	116,629
5.30%, 6/1/2042	122,000	117,286
7.25%, 1/15/2033	56,000	64,130
7.50%, 9/1/2038	99,000	117,606
COR, 4.95%, 9/15/2052 (d)	125,000	117,897
3.10%, 9/15/2049	217,000	149,936
5.35%, 10/1/2052	53,000	51,740
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	440,000	282,537
3.50%, 8/1/2050	731,000	445,501
3.75%, 8/15/2042	225,000	142,171
3.95%, 12/1/2047	344,000	220,700
4.00%, 12/1/2046	165,000	104,079
4.20%, 6/1/2041	269,000	184,233
4.25%, 3/15/2046	220,000	147,906
4.30%, 3/15/2045	115,000	76,894
4.45%, 4/15/2042	241,000	169,784
4.50%, 7/1/2040	705,000	513,360
4.60%, 6/15/2043	200,000	142,056
4.75%, 2/15/2044	254,000	182,829
4.95%, 7/1/2050	842,000	619,165
5.25%, 3/1/2052	217,000	166,446
PacifiCorp:
2.90%, 6/15/2052	80,000	51,087
3.30%, 3/15/2051	157,000	109,614
4.10%, 2/1/2042	107,000	86,528
4.13%, 1/15/2049	227,000	181,198
4.15%, 2/15/2050	210,000	168,777
5.25%, 6/15/2035	109,000	103,410
5.75%, 4/1/2037	149,000	144,177
6.00%, 1/15/2039	238,000	237,334
6.10%, 8/1/2036	115,000	114,548
Security Description	Principal Amount	Value
6.25%, 10/15/2037	$182,000	$185,658
6.35%, 7/15/2038	106,000	110,188
7.70%, 11/15/2031	1,000	1,153
PECO Energy Co.:
2.85%, 9/15/2051	50,000	32,277
3.00%, 9/15/2049	37,000	24,878
3.05%, 3/15/2051	138,000	94,247
3.70%, 9/15/2047	125,000	95,868
3.90%, 3/1/2048	211,000	166,903
4.15%, 10/1/2044	107,000	88,533
4.38%, 8/15/2052	138,000	117,638
4.60%, 5/15/2052	141,000	124,162
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2048	183,000	127,807
PG&E Wildfire Recovery Funding LLC:
COR, 4.02%, 6/1/2033	173,000	165,402
COR, 4.45%, 12/1/2049	153,000	133,489
COR, 5.08%, 6/1/2043	110,000	103,660
COR, 5.10%, 6/1/2054	333,000	320,233
COR, 5.21%, 12/1/2049	323,000	307,667
Series A-3, 4.38%, 6/1/2041	123,000	110,014
Series A-5, 4.67%, 12/1/2053	173,000	152,314
Potomac Electric Power Co.:
4.15%, 3/15/2043	162,000	133,247
6.50%, 11/15/2037	139,000	149,941
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	30,000	20,153
3.95%, 6/1/2047	178,000	142,361
4.13%, 6/15/2044	109,000	89,109
4.15%, 10/1/2045	106,000	85,394
4.15%, 6/15/2048	139,000	114,535
4.75%, 7/15/2043	90,000	80,174
6.25%, 5/15/2039	92,000	95,597
Progress Energy, Inc.:
6.00%, 12/1/2039	180,000	173,590
7.00%, 10/30/2031	22,000	23,442
7.75%, 3/1/2031	18,000	19,916
Public Service Co. of Colorado:
3.80%, 6/15/2047 (a)	137,000	106,261
4.05%, 9/15/2049	171,000	137,908
4.10%, 6/15/2048	150,000	122,244
4.30%, 3/15/2044	30,000	24,860
6.50%, 8/1/2038	39,000	42,692
COR, 4.50%, 6/1/2052	133,000	114,935
Series 17, 6.25%, 9/1/2037	114,000	121,360
Series 34, 3.20%, 3/1/2050	212,000	149,390
Series 36, 2.70%, 1/15/2051	143,000	91,288
Series 38, 4.10%, 6/1/2032	73,000	67,470
Public Service Co. of New Hampshire 3.60%, 7/1/2049	111,000	83,606

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	$107,000	$69,172
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	193,000	104,592
Series MTN, 2.70%, 5/1/2050	140,000	88,229
Series MTN, 3.15%, 1/1/2050	158,000	108,973
Series MTN, 3.20%, 8/1/2049	155,000	108,343
Series MTN, 3.60%, 12/1/2047	118,000	89,193
Series MTN, 3.65%, 9/1/2042	117,000	90,648
Series MTN, 3.80%, 3/1/2046	218,000	171,187
Series MTN, 3.85%, 5/1/2049	156,000	122,121
Series MTN, 3.95%, 5/1/2042	155,000	127,043
Series MTN, 4.05%, 5/1/2048	80,000	65,258
Series MTN, 4.15%, 11/1/2045	53,000	42,163
Series MTN, 5.50%, 3/1/2040	116,000	114,406
Series MTN, 5.80%, 5/1/2037	51,000	52,361
Puget Sound Energy, Inc.:
2.89%, 9/15/2051 (a)	117,000	74,693
3.25%, 9/15/2049	137,000	92,907
4.22%, 6/15/2048	168,000	138,326
4.30%, 5/20/2045	116,000	94,635
5.64%, 4/15/2041	110,000	105,944
5.76%, 10/1/2039	137,000	134,709
5.80%, 3/15/2040	111,000	108,451
6.27%, 3/15/2037	91,000	94,118
San Diego Gas & Electric Co.:
3.70%, 3/15/2052	145,000	109,695
4.15%, 5/15/2048	123,000	101,593
4.50%, 8/15/2040	136,000	117,114
6.00%, 6/1/2039	110,000	112,065
Series RRR, 3.75%, 6/1/2047	134,000	100,300
Series TTT, 4.10%, 6/15/2049	146,000	116,844
Series UUU, 3.32%, 4/15/2050	134,000	93,713
Series WWW, 2.95%, 8/15/2051	105,000	68,494
Sempra Energy:
3.80%, 2/1/2038	369,000	287,964
4.00%, 2/1/2048	115,000	85,975
6.00%, 10/15/2039	144,000	140,147
Security Description	Principal Amount	Value
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	$500	$455
Southern California Edison Co.:
3.45%, 2/1/2052 (a)	251,000	168,918
3.65%, 2/1/2050	369,000	252,769
4.00%, 4/1/2047	561,000	410,029
4.05%, 3/15/2042	167,000	124,078
4.50%, 9/1/2040	157,000	126,474
5.50%, 3/15/2040	160,000	146,075
5.63%, 2/1/2036	110,000	102,552
6.00%, 1/15/2034	121,000	119,866
6.05%, 3/15/2039	161,000	155,373
Series 04-G, 5.75%, 4/1/2035	115,000	108,601
Series 05-E, 5.35%, 7/15/2035	122,000	113,167
Series 06-E, 5.55%, 1/15/2037	89,000	80,861
Series 08-A, 5.95%, 2/1/2038	234,000	224,296
Series 13-A, 3.90%, 3/15/2043	111,000	81,512
Series 20A, 2.95%, 2/1/2051	252,000	153,632
Series B, 4.88%, 3/1/2049	176,000	146,907
Series C, 3.60%, 2/1/2045	113,000	76,009
Series C, 4.13%, 3/1/2048	338,000	251,148
Series E, 5.45%, 6/1/2052	140,000	125,310
Series H, 3.65%, 6/1/2051	150,000	104,042
Southern Co.:
4.25%, 7/1/2036	120,000	101,186
4.40%, 7/1/2046	536,000	421,339
Southern Power Co.:
5.15%, 9/15/2041	219,000	192,363
5.25%, 7/15/2043	50,000	43,255
Series F, 4.95%, 12/15/2046	112,000	93,983
Southwestern Electric Power Co.:
6.20%, 3/15/2040	135,000	131,443
Series J, 3.90%, 4/1/2045	155,000	112,807
Series L, 3.85%, 2/1/2048	110,000	79,251
Southwestern Public Service Co.:
3.40%, 8/15/2046 (a)	76,000	54,558
3.70%, 8/15/2047	148,000	109,961
3.75%, 6/15/2049	122,000	92,319
4.50%, 8/15/2041	50,000	42,939
Series 6, 4.40%, 11/15/2048	110,000	91,446
Series 8, 3.15%, 5/1/2050	100,000	68,867
Tampa Electric Co.:
3.45%, 3/15/2051	90,000	63,095
3.63%, 6/15/2050 (a)	60,000	43,871
4.10%, 6/15/2042	149,000	120,280
4.35%, 5/15/2044	91,000	74,903
4.45%, 6/15/2049	117,000	98,396
COR, 5.00%, 7/15/2052	148,000	135,268

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Toledo Edison Co. 6.15%, 5/15/2037	$114,000	$117,451
Tucson Electric Power Co.:
3.25%, 5/1/2051	50,000	33,301
4.00%, 6/15/2050	123,000	93,944
4.85%, 12/1/2048	136,000	117,373
Union Electric Co.:
2.15%, 3/15/2032	39,000	30,194
3.25%, 10/1/2049	70,000	48,822
3.65%, 4/15/2045	50,000	37,700
3.90%, 9/15/2042	128,000	102,264
3.90%, 4/1/2052	184,000	144,709
4.00%, 4/1/2048	137,000	108,947
5.30%, 8/1/2037	119,000	112,964
8.45%, 3/15/2039	116,000	141,208
Virginia Electric & Power Co.:
2.95%, 11/15/2051	217,000	141,139
3.30%, 12/1/2049	137,000	96,880
4.00%, 1/15/2043	135,000	106,016
4.45%, 2/15/2044	218,000	183,608
4.60%, 12/1/2048	161,000	139,935
6.35%, 11/30/2037	133,000	137,463
8.88%, 11/15/2038	165,000	211,284
Series A, 6.00%, 5/15/2037	171,000	171,985
Series B, 3.80%, 9/15/2047	251,000	192,394
Series B, 4.20%, 5/15/2045	162,000	129,138
Series B, 6.00%, 1/15/2036	123,000	123,657
Series C, 4.63%, 5/15/2052	178,000	153,213
Series D, 4.65%, 8/15/2043	170,000	146,387
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	109,000	89,820
5.70%, 12/1/2036	102,000	101,152
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	117,000	85,741
3.95%, 9/1/2032	343,000	309,290
6.38%, 8/15/2037	82,000	86,300
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	206,000	144,056
4.75%, 11/1/2044	112,000	97,425
Xcel Energy, Inc.:
3.50%, 12/1/2049	156,000	110,757
6.50%, 7/1/2036	112,000	116,575
		63,684,654
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.75%, 10/15/2050	115,000	74,210
2.80%, 12/21/2051	281,000	181,948
5.25%, 11/15/2039	82,000	79,242
6.13%, 4/15/2039	62,000	64,318
		399,718
ELECTRONICS — 0.2%
Arrow Electronics, Inc. 2.95%, 2/15/2032	103,000	78,543
Security Description	Principal Amount	Value
Fortive Corp. 4.30%, 6/15/2046	$106,000	$82,001
Honeywell International, Inc.:
2.80%, 6/1/2050	137,000	97,207
3.81%, 11/21/2047	180,000	148,500
5.70%, 3/15/2036	120,000	125,766
5.70%, 3/15/2037	116,000	121,089
5.38%, 3/1/2041	169,000	171,609
TD SYNNEX Corp. COR, 2.65%, 8/9/2031	11,000	8,234
Tyco Electronics Group SA 7.13%, 10/1/2037	111,000	125,700
		958,649
ENTERTAINMENT — 0.6%
Warnermedia Holdings, Inc.:
5.05%, 3/15/2042 (d)	752,000	562,864
5.14%, 3/15/2052 (d)	1,386,000	1,007,151
5.39%, 3/15/2062 (d)	2,643,000	1,915,858
		3,485,873
ENVIRONMENTAL CONTROL — 0.3%
Nature Conservancy Series A, 3.96%, 3/1/2052	218,000	175,887
Republic Services, Inc.:
1.75%, 2/15/2032 (a)	115,000	85,835
2.38%, 3/15/2033 (a)	139,000	106,684
3.05%, 3/1/2050	130,000	88,030
5.70%, 5/15/2041	155,000	154,537
6.20%, 3/1/2040	125,000	127,541
Waste Connections, Inc.:
2.95%, 1/15/2052	253,000	164,263
3.05%, 4/1/2050	123,000	82,559
4.20%, 1/15/2033	278,000	251,912
Waste Management, Inc.:
2.50%, 11/15/2050 (a)	128,000	78,144
2.95%, 6/1/2041	96,000	68,924
4.10%, 3/1/2045	138,000	114,660
4.15%, 7/15/2049	127,000	107,787
		1,606,763
FOOD — 1.8%
Campbell Soup Co. 4.80%, 3/15/2048	317,000	266,160
Conagra Brands, Inc.:
5.30%, 11/1/2038	370,000	324,505
5.40%, 11/1/2048	315,000	275,071
General Mills, Inc.:
3.00%, 2/1/2051 (a)	183,000	119,788
4.15%, 2/15/2043	90,000	72,655
4.70%, 4/17/2048	135,000	116,211
5.40%, 6/15/2040	166,000	160,024
Hershey Co.:
2.65%, 6/1/2050	121,000	79,468
3.13%, 11/15/2049	112,000	79,588
3.38%, 8/15/2046	191,000	143,418

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Hormel Foods Corp. 3.05%, 6/3/2051	$156,000	$107,715
Ingredion, Inc. 3.90%, 6/1/2050	30,000	21,518
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
4.38%, 2/2/2052 (d)	75,000	49,730
5.75%, 4/1/2033 (d)	665,000	601,566
6.50%, 12/1/2052 (d)	335,000	297,185
JM Smucker Co.:
2.75%, 9/15/2041	180,000	115,855
3.55%, 3/15/2050 (a)	38,000	25,504
4.25%, 3/15/2035	120,000	101,867
4.38%, 3/15/2045	158,000	125,046
Kellogg Co. 4.50%, 4/1/2046	242,000	206,564
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040 (a)	152,000	150,334
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	875,000	681,607
4.63%, 10/1/2039	216,000	178,181
4.88%, 10/1/2049	385,000	318,079
5.00%, 6/4/2042	365,000	317,024
5.20%, 7/15/2045	470,000	408,656
5.50%, 6/1/2050	184,000	166,053
6.50%, 2/9/2040	318,000	319,504
6.88%, 1/26/2039	151,000	155,459
Kroger Co.:
3.88%, 10/15/2046	227,000	171,984
3.95%, 1/15/2050	155,000	118,341
4.45%, 2/1/2047	235,000	192,496
4.65%, 1/15/2048	104,000	87,810
5.00%, 4/15/2042	185,000	163,077
5.15%, 8/1/2043	237,000	211,226
5.40%, 7/15/2040	137,000	126,298
5.40%, 1/15/2049	217,000	203,192
6.90%, 4/15/2038	138,000	148,623
McCormick & Co., Inc. 4.20%, 8/15/2047	182,000	146,317
Mondelez International, Inc.:
1.88%, 10/15/2032 (a)	119,000	86,799
2.63%, 9/4/2050	391,000	232,457
Sysco Corp.:
3.15%, 12/14/2051	177,000	111,643
3.30%, 2/15/2050	304,000	198,029
4.45%, 3/15/2048	176,000	138,982
4.50%, 4/1/2046	154,000	125,194
4.85%, 10/1/2045	50,000	42,365
5.38%, 9/21/2035	43,000	41,266
6.60%, 4/1/2040	200,000	211,914
6.60%, 4/1/2050	284,000	297,382
Tyson Foods, Inc.:
4.55%, 6/2/2047	241,000	198,854
4.88%, 8/15/2034 (a)	107,000	99,037
5.10%, 9/28/2048	564,000	500,945
Security Description	Principal Amount	Value
5.15%, 8/15/2044	$183,000	$163,368
		10,001,934
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	248,000	182,734
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	96,165
8.88%, 5/15/2031	26,000	31,595
International Paper Co.:
4.35%, 8/15/2048	142,000	113,383
4.40%, 8/15/2047	291,000	232,986
4.80%, 6/15/2044	235,000	196,065
5.15%, 5/15/2046	117,000	104,242
6.00%, 11/15/2041	169,000	161,496
		1,118,666
GAS — 0.9%
Atmos Energy Corp.:
2.85%, 2/15/2052	98,000	62,160
3.38%, 9/15/2049	104,000	74,270
4.13%, 10/15/2044	157,000	127,183
4.13%, 3/15/2049	110,000	89,090
4.15%, 1/15/2043	118,000	97,414
4.30%, 10/1/2048	144,000	121,329
5.50%, 6/15/2041	157,000	152,866
COR, 5.75%, 10/15/2052	500,000	500,320
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	118,000	94,883
5.85%, 1/15/2041	90,000	88,406
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	123,000	87,072
NiSource, Inc.:
3.95%, 3/30/2048	115,000	85,398
4.38%, 5/15/2047	265,000	210,259
4.80%, 2/15/2044	212,000	178,086
5.00%, 6/15/2052	90,000	78,660
5.25%, 2/15/2043	121,000	108,976
5.65%, 2/1/2045	232,000	216,978
5.95%, 6/15/2041	92,000	88,496
ONE Gas, Inc.:
4.25%, 9/1/2032	143,000	129,429
4.50%, 11/1/2048	51,000	40,340
4.66%, 2/1/2044	164,000	137,432
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	260,000	172,268
3.64%, 11/1/2046	90,000	63,678
4.65%, 8/1/2043	116,000	95,557
5.05%, 5/15/2052	163,000	143,210
Southern California Gas Co.:
3.75%, 9/15/2042	97,000	72,616
5.13%, 11/15/2040	138,000	125,178
Series UU, 4.13%, 6/1/2048	98,000	76,506

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series VV, 4.30%, 1/15/2049	$133,000	$106,972
Series WW, 3.95%, 2/15/2050	230,000	175,543
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	81,000	60,116
4.40%, 6/1/2043	109,000	87,107
4.40%, 5/30/2047	223,000	174,794
5.88%, 3/15/2041	91,000	87,954
Series 21A, 3.15%, 9/30/2051	50,000	31,597
Southwest Gas Corp.:
3.18%, 8/15/2051	181,000	110,377
3.80%, 9/29/2046	100,000	67,118
4.15%, 6/1/2049	61,000	43,313
Spire Missouri, Inc. 3.30%, 6/1/2051	83,000	55,855
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	143,000	110,039
Series MTN, 3.65%, 9/15/2049	221,000	165,765
		4,794,610
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	139,000	99,256
4.10%, 3/1/2048	110,000	93,456
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	220,000	132,675
4.85%, 11/15/2048	131,000	115,727
5.20%, 9/1/2040	148,000	138,424
		579,538
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
4.75%, 11/30/2036	469,000	458,143
4.75%, 4/15/2043	184,000	170,178
4.90%, 11/30/2046	764,000	734,861
5.30%, 5/27/2040 (a)	136,000	136,465
6.00%, 4/1/2039	254,000	272,781
6.15%, 11/30/2037	258,000	282,283
Baxter International, Inc.:
2.54%, 2/1/2032	120,000	93,346
3.13%, 12/1/2051	136,000	87,315
3.50%, 8/15/2046	235,000	168,862
Boston Scientific Corp.:
4.55%, 3/1/2039	226,000	195,397
4.70%, 3/1/2049	123,000	107,684
6.75%, 11/15/2035	7,000	7,516
7.38%, 1/15/2040	189,000	213,315
Danaher Corp.:
2.60%, 10/1/2050	290,000	178,799
2.80%, 12/10/2051	158,000	100,752
4.38%, 9/15/2045	211,000	176,487
DH Europe Finance II Sarl:
3.25%, 11/15/2039	250,000	189,897
Security Description	Principal Amount	Value
3.40%, 11/15/2049 (a)	$186,000	$132,319
Koninklijke Philips NV:
5.00%, 3/15/2042	89,000	77,158
6.88%, 3/11/2038	158,000	166,248
Medtronic, Inc.:
4.00%, 4/1/2043	33,000	27,493
4.38%, 3/15/2035	387,000	355,417
4.63%, 3/15/2045	685,000	619,158
PerkinElmer, Inc. 3.63%, 3/15/2051	250,000	168,992
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	165,000	112,698
Stryker Corp.:
2.90%, 6/15/2050 (a)	243,000	158,361
4.10%, 4/1/2043	242,000	193,639
4.38%, 5/15/2044	123,000	102,425
4.63%, 3/15/2046	248,000	216,072
Thermo Fisher Scientific, Inc.:
2.00%, 10/15/2031	99,000	78,063
2.80%, 10/15/2041	203,000	142,457
4.10%, 8/15/2047	200,000	168,590
5.30%, 2/1/2044	150,000	147,364
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	173,000	135,926
5.75%, 11/30/2039	195,000	184,920
		6,761,381
HEALTH CARE SERVICES — 4.5%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	100,000	63,988
Adventist Health System 3.63%, 3/1/2049	112,000	84,015
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	117,000	85,541
Series 2020, 3.01%, 6/15/2050	117,000	78,780
Aetna, Inc.:
3.88%, 8/15/2047	264,000	194,476
4.13%, 11/15/2042	166,000	127,938
4.50%, 5/15/2042	101,000	83,380
4.75%, 3/15/2044	80,000	67,818
6.63%, 6/15/2036	142,000	145,465
6.75%, 12/15/2037	118,000	120,155
AHS Hospital Corp.:
5.02%, 7/1/2045	126,000	117,432
Series 2021, 2.78%, 7/1/2051	135,000	85,818
Allina Health System:
Series 2019, 3.89%, 4/15/2049	119,000	94,010
Series 2021, 2.90%, 11/15/2051	119,000	77,141
Ascension Health:
3.95%, 11/15/2046	155,000	131,052
4.85%, 11/15/2053	208,000	202,941

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3.11%, 11/15/2039	$172,000	$129,318
Banner Health:
2.91%, 1/1/2042	139,000	99,036
2.91%, 1/1/2051	115,000	75,556
Series 2020, 3.18%, 1/1/2050	237,000	164,606
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	35,000	20,856
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	139,000	100,451
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	100,000	81,042
Baylor Scott & White Holdings:
3.97%, 11/15/2046	113,000	91,046
4.19%, 11/15/2045	172,000	145,280
Series 2021, 2.84%, 11/15/2050	169,000	109,799
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	147,000	92,263
BHSH System Obligated Group Series 19A, 3.49%, 7/15/2049	33,000	24,569
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	110,000	75,558
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	99,000	66,091
Children's Health System of Texas 2.51%, 8/15/2050	110,000	66,749
Children's Hospital Corp.:
Series 2017, 4.12%, 1/1/2047	137,000	115,244
Series 2020, 2.59%, 2/1/2050	120,000	74,060
Series 2020, 2.93%, 7/15/2050	9,000	5,824
Children's Hospital Medical Center 4.27%, 5/15/2044	142,000	124,253
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	123,000	76,350
City of Hope:
Series 2013, 5.62%, 11/15/2043	7,000	6,927
Series 2018, 4.38%, 8/15/2048	106,000	89,835
CommonSpirit Health:
3.82%, 10/1/2049 (a)	140,000	102,564
Security Description	Principal Amount	Value
3.91%, 10/1/2050	$30,000	$21,382
4.19%, 10/1/2049	177,000	132,394
4.35%, 11/1/2042	249,000	194,758
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	88,000	56,420
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	201,000	143,779
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	149,000	121,150
Dignity Health:
4.50%, 11/1/2042	120,000	97,439
5.27%, 11/1/2064	170,000	142,827
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	119,000	96,087
Elevance Health, Inc.:
3.13%, 5/15/2050	200,000	132,760
3.60%, 3/15/2051 (a)	322,000	231,621
3.70%, 9/15/2049	197,000	144,058
4.38%, 12/1/2047	459,000	381,654
4.55%, 3/1/2048	356,000	300,087
4.55%, 5/15/2052	186,000	157,380
4.63%, 5/15/2042	250,000	216,170
4.65%, 1/15/2043	212,000	182,738
4.65%, 8/15/2044	233,000	200,210
5.10%, 1/15/2044	132,000	120,443
5.85%, 1/15/2036	91,000	91,288
5.95%, 12/15/2034	105,000	106,158
6.38%, 6/15/2037	106,000	110,569
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	69,000	52,648
Fred Hutchinson Cancer Center 4.97%, 1/1/2052	110,000	99,823
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	101,000	83,723
4.50%, 7/1/2057	132,000	114,614
Series 2020, 2.68%, 9/1/2041	125,000	84,474
Series 2020, 2.88%, 9/1/2050	118,000	76,201
Hartford HealthCare Corp. 3.45%, 7/1/2054	123,000	90,538
HCA, Inc.:
3.50%, 7/15/2051	649,000	403,107
4.38%, 3/15/2042 (d)	107,000	80,125
4.63%, 3/15/2052 (d)	549,000	413,051
5.13%, 6/15/2039	191,000	160,205
5.25%, 6/15/2049	515,000	418,247
5.50%, 6/15/2047	373,000	314,361

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	$208,000	$161,221
Humana, Inc.:
2.15%, 2/3/2032	89,000	67,645
3.95%, 8/15/2049	124,000	93,560
4.63%, 12/1/2042	114,000	97,648
4.80%, 3/15/2047	127,000	109,210
4.95%, 10/1/2044	158,000	140,778
IHC Health Services, Inc. 4.13%, 5/15/2048	39,000	33,035
Indiana University Health, Inc. Obligated Group:
3.97%, 11/1/2048	198,000	164,778
Series 2021, 2.85%, 11/1/2051	111,000	71,484
Inova Health System Foundation 4.07%, 5/15/2052	95,000	77,943
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	110,000	83,930
Iowa Health System Series 2020, 3.67%, 2/15/2050	104,000	76,996
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	230,000	182,390
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	362,000	303,034
4.88%, 4/1/2042	115,000	108,190
Series 2019, 3.27%, 11/1/2049	342,000	242,345
Series 2021, 2.81%, 6/1/2041	341,000	237,912
Series 2021, 3.00%, 6/1/2051	221,000	146,028
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	137,000	113,491
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055	137,000	113,109
Series 2017, 3.77%, 7/1/2048	134,000	105,143
Series 2020, 3.19%, 7/1/2049	61,000	43,537
Series 2020, 3.34%, 7/1/2060	111,000	74,418
Mayo Clinic:
3.77%, 11/15/2043	36,000	29,455
Series 2013, 4.00%, 11/15/2047	111,000	93,882
Series 2016, 4.13%, 11/15/2052	110,000	93,729
Series 2021, 3.20%, 11/15/2061	145,000	94,627
Security Description	Principal Amount	Value
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	$134,000	$98,494
Memorial Health Services 3.45%, 11/1/2049	116,000	85,276
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	164,000	136,341
5.00%, 7/1/2042	166,000	159,943
Series 2015, 4.20%, 7/1/2055	109,000	91,321
Series 2020, 2.96%, 1/1/2050	85,000	56,866
Methodist Hospital Series 20A, 2.71%, 12/1/2050	187,000	116,301
MidMichigan Health Series 2020, 3.41%, 6/1/2050	140,000	97,174
Montefiore Obligated Group:
4.29%, 9/1/2050	228,000	149,609
Series 18-C, 5.25%, 11/1/2048	91,000	64,750
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	44,000	32,948
Mount Sinai Hospitals Group, Inc.:
Series 2017, 3.98%, 7/1/2048	118,000	97,836
Series 2019, 3.74%, 7/1/2049	189,000	143,302
Series 2020, 3.39%, 7/1/2050	120,000	83,183
MultiCare Health System 2.80%, 8/15/2050	43,000	26,597
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	156,000	137,814
New York and Presbyterian Hospital:
2.26%, 8/1/2040	174,000	113,427
2.61%, 8/1/2060	58,000	33,000
4.02%, 8/1/2045	26,000	21,716
4.06%, 8/1/2056	145,000	118,500
Series 2019, 3.95%, 8/1/2119	88,000	61,818
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	116,000	86,035
3.98%, 11/1/2046	181,000	138,454
4.26%, 11/1/2047	123,000	98,656
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	135,000	84,968

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Novant Health, Inc. 3.17%, 11/1/2051	$145,000	$100,076
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050 (a)	41,000	25,929
NYU Langone Hospitals:
4.37%, 7/1/2047	141,000	116,270
4.78%, 7/1/2044	121,000	108,364
Series 13-A, 5.75%, 7/1/2043	71,000	71,621
Series 2020, 3.38%, 7/1/2055	208,000	142,944
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	147,000	102,788
Orlando Health Obligated Group:
3.33%, 10/1/2050	81,000	57,335
4.09%, 10/1/2048 (a)	142,000	117,692
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	85,000	74,392
Series 2020, 3.22%, 11/15/2050	116,000	75,798
Piedmont Healthcare, Inc.:
2.86%, 1/1/2052	144,000	90,566
Series 2042, 2.72%, 1/1/2042	162,000	108,099
Presbyterian Healthcare Services Series UN, 4.88%, 8/1/2052	181,000	170,249
Providence St Joseph Health Obligated Group Series 21A, 2.70%, 10/1/2051	132,000	78,841
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	103,000	81,052
Series I, 3.74%, 10/1/2047	92,000	71,689
Queen's Health Systems 4.81%, 7/1/2052	183,000	169,169
Quest Diagnostics, Inc. 4.70%, 3/30/2045	110,000	91,081
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	74,000	51,463
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	110,000	80,233
3.95%, 7/1/2046	101,000	81,741
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	158,000	99,965
Security Description	Principal Amount	Value
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	$117,000	$74,426
Stanford Health Care:
3.03%, 8/15/2051	120,000	80,059
Series 2018, 3.80%, 11/15/2048	216,000	168,713
Summa Health 3.51%, 11/15/2051	74,000	50,084
Sutter Health:
Series 2018, 4.09%, 8/15/2048	119,000	95,524
Series 20A, 3.16%, 8/15/2040	117,000	83,871
Series 20A, 3.36%, 8/15/2050	161,000	111,653
Texas Health Resources:
2.33%, 11/15/2050	82,000	47,423
4.33%, 11/15/2055	99,000	84,594
Toledo Hospital 5.75%, 11/15/2038 (a)	113,000	103,018
Trinity Health Corp.:
4.13%, 12/1/2045	136,000	114,614
Series 2019, 3.43%, 12/1/2048	94,000	70,775
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	30,000	27,372
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	317,000	221,773
2.90%, 5/15/2050	271,000	176,914
3.05%, 5/15/2041	100,000	72,871
3.13%, 5/15/2060 (a)	207,000	133,004
3.25%, 5/15/2051	515,000	358,826
3.50%, 8/15/2039	318,000	249,684
3.70%, 8/15/2049	298,000	224,772
3.75%, 10/15/2047	250,000	192,367
3.88%, 8/15/2059 (a)	296,653	221,434
3.95%, 10/15/2042	226,000	183,051
4.20%, 1/15/2047	187,000	154,395
4.25%, 3/15/2043	210,000	177,992
4.25%, 4/15/2047	235,000	196,220
4.25%, 6/15/2048	349,000	289,422
4.38%, 3/15/2042	174,000	149,142
4.45%, 12/15/2048	335,000	283,591
4.63%, 7/15/2035	382,000	350,813
4.63%, 11/15/2041	279,000	250,020
4.75%, 7/15/2045	501,000	451,050
4.75%, 5/15/2052	516,000	461,428
4.95%, 5/15/2062	211,000	188,978
5.70%, 10/15/2040	231,000	233,486
5.80%, 3/15/2036	146,000	148,285
5.95%, 2/15/2041	164,000	167,249
6.50%, 6/15/2037	281,000	302,449
6.63%, 11/15/2037	259,000	284,548
6.88%, 2/15/2038	310,000	343,266

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	$7,000	$4,509
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	140,000	124,592
Series 2021, 3.07%, 3/1/2051	122,000	77,908
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	84,000	49,968
		24,967,053
HOME BUILDERS — 0.1%
MDC Holdings, Inc.:
3.97%, 8/6/2061	115,000	60,786
6.00%, 1/15/2043	116,000	88,382
PulteGroup, Inc.:
6.00%, 2/15/2035	27,000	24,350
6.38%, 5/15/2033	29,000	27,254
7.88%, 6/15/2032	110,000	114,139
		314,911
HOME FURNISHINGS — 0.0%
Leggett & Platt, Inc. 3.50%, 11/15/2051	207,000	141,012
Whirlpool Corp.:
4.50%, 6/1/2046	41,000	30,877
4.60%, 5/15/2050 (a)	121,000	91,037
		262,926
HOUSEHOLD PRODUCTS & WARES — 0.2%
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	213,000	166,581
5.00%, 6/15/2052	173,000	158,740
Kimberly-Clark Corp.:
2.88%, 2/7/2050 (a)	221,000	149,148
3.20%, 7/30/2046	261,000	185,190
3.90%, 5/4/2047	140,000	111,868
5.30%, 3/1/2041	158,000	154,229
6.63%, 8/1/2037	241,000	268,623
		1,194,379
INSURANCE — 3.7%
Aflac, Inc.:
4.00%, 10/15/2046	148,000	116,155
4.75%, 1/15/2049	113,000	99,527
Alleghany Corp.:
3.25%, 8/15/2051 (a)	116,000	78,274
4.90%, 9/15/2044	137,000	121,526
Allstate Corp.:
3.85%, 8/10/2049 (a)	232,000	180,162
4.20%, 12/15/2046	127,000	105,720
4.50%, 6/15/2043	113,000	97,287
5.35%, 6/1/2033	73,000	72,704
Security Description	Principal Amount	Value
5.55%, 5/9/2035	$123,000	$124,458
5.95%, 4/1/2036	118,000	123,099
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (b)	129,000	126,437
American Financial Group, Inc. 4.50%, 6/15/2047	55,000	43,460
American International Group, Inc.:
4.38%, 6/30/2050	317,000	255,889
4.50%, 7/16/2044	313,000	256,976
4.75%, 4/1/2048	347,000	298,132
4.80%, 7/10/2045	194,000	167,189
6.25%, 5/1/2036	108,000	112,626
Aon Corp. 6.25%, 9/30/2040	124,000	126,203
Aon Corp./Aon Global Holdings PLC:
2.90%, 8/23/2051	287,000	178,261
3.90%, 2/28/2052	135,000	99,565
Aon Global Ltd. 4.75%, 5/15/2045	109,000	93,014
Aon Global, Ltd.:
4.45%, 5/24/2043	51,000	40,478
4.60%, 6/14/2044	109,000	91,349
Arch Capital Finance LLC 5.03%, 12/15/2046	147,000	127,830
Arch Capital Group US, Inc. 5.14%, 11/1/2043	75,000	66,533
Arch Capital Group, Ltd.:
3.64%, 6/30/2050	394,000	266,852
7.35%, 5/1/2034	30,000	33,049
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	112,000	69,140
3.50%, 5/20/2051	177,000	120,387
Assured Guaranty US Holdings, Inc. 3.60%, 9/15/2051	124,000	81,487
Athene Holding, Ltd.:
3.45%, 5/15/2052	86,000	53,142
3.95%, 5/25/2051	97,000	64,348
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	240,000	143,722
2.85%, 10/15/2050	437,000	281,559
3.85%, 3/15/2052	672,000	516,015
4.20%, 8/15/2048	575,000	476,445
4.25%, 1/15/2049	569,000	476,230
4.30%, 5/15/2043	127,000	108,546
4.40%, 5/15/2042	130,000	114,526
5.75%, 1/15/2040	139,422	144,281
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	272,000	242,069
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	292,000	177,927
4.70%, 6/22/2047	292,000	208,272

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Brown & Brown, Inc. 4.95%, 3/17/2052	$124,000	$100,946
Chubb Corp.:
6.00%, 5/11/2037	310,000	323,572
Series 1, 6.50%, 5/15/2038	161,000	174,650
Chubb INA Holdings, Inc.:
2.85%, 12/15/2051 (a)	185,000	121,027
3.05%, 12/15/2061	167,000	105,719
4.15%, 3/13/2043	114,000	96,527
4.35%, 11/3/2045	315,000	266,657
6.70%, 5/15/2036	101,000	110,435
Cincinnati Financial Corp. 6.13%, 11/1/2034	40,000	40,955
Corebridge Financial, Inc.:
4.35%, 4/5/2042 (d)	115,000	89,225
4.40%, 4/5/2052 (a) (d)	343,000	262,069
Equitable Holdings, Inc. 5.00%, 4/20/2048	341,000	285,216
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	264,000	163,968
3.50%, 10/15/2050	229,000	152,381
4.87%, 6/1/2044	134,000	112,224
Fidelity National Financial, Inc. 3.20%, 9/17/2051	85,000	48,644
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	99,000	60,934
3.60%, 8/19/2049	91,000	65,156
4.30%, 4/15/2043	117,000	92,916
4.40%, 3/15/2048	199,000	163,636
5.95%, 10/15/2036	116,000	114,487
6.10%, 10/1/2041	115,000	114,267
Jackson Financial, Inc. 4.00%, 11/23/2051	84,000	53,325
Lincoln National Corp.:
4.35%, 3/1/2048	124,000	97,723
4.38%, 6/15/2050	116,000	89,752
6.30%, 10/9/2037	130,000	129,459
7.00%, 6/15/2040	125,000	130,231
Loews Corp.:
4.13%, 5/15/2043	138,000	106,392
6.00%, 2/1/2035	112,000	112,143
Manulife Financial Corp. 5.38%, 3/4/2046	179,000	170,250
Markel Corp.:
3.45%, 5/7/2052	84,000	55,599
4.15%, 9/17/2050	125,000	94,781
4.30%, 11/1/2047	169,000	130,982
5.00%, 4/5/2046	152,000	129,279
5.00%, 5/20/2049	131,000	112,919
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	125,000	78,385
4.20%, 3/1/2048	172,000	137,220
4.35%, 1/30/2047	77,000	63,035
4.75%, 3/15/2039	109,000	98,156
Security Description	Principal Amount	Value
4.90%, 3/15/2049	$249,000	$221,578
5.88%, 8/1/2033	121,000	123,036
MetLife, Inc.:
4.05%, 3/1/2045	319,000	250,654
4.13%, 8/13/2042	234,434	191,476
4.60%, 5/13/2046	150,000	131,452
4.72%, 12/15/2044	164,000	140,892
4.88%, 11/13/2043	306,000	273,601
5.00%, 7/15/2052	288,000	262,570
5.70%, 6/15/2035	213,000	215,535
5.88%, 2/6/2041	198,000	197,046
6.38%, 6/15/2034	124,000	131,346
6.40%, 12/15/2066	236,000	231,542
6.50%, 12/15/2032	117,000	124,752
10.75%, 8/1/2069	93,000	121,325
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	120,000	115,186
Old Republic International Corp. 3.85%, 6/11/2051	47,000	32,951
Principal Financial Group, Inc.:
4.30%, 11/15/2046 (a)	139,000	113,771
4.35%, 5/15/2043	137,000	112,839
4.63%, 9/15/2042	125,000	105,927
6.05%, 10/15/2036	118,000	119,332
Progressive Corp.:
3.70%, 1/26/2045	141,000	108,405
3.70%, 3/15/2052	118,000	89,996
3.95%, 3/26/2050	127,000	100,363
4.13%, 4/15/2047	147,000	121,823
4.20%, 3/15/2048	180,000	151,252
4.35%, 4/25/2044	87,000	73,669
6.25%, 12/1/2032	107,000	114,386
Prudential Financial, Inc.:
3.91%, 12/7/2047	293,000	225,666
3.94%, 12/7/2049	247,000	188,760
Series B, 5.75%, 7/15/2033	117,000	119,184
Series MTN, 3.00%, 3/10/2040	153,000	109,949
Series MTN, 3.70%, 3/13/2051 (a)	369,000	272,163
Series MTN, 4.35%, 2/25/2050 (a)	204,000	169,071
Series MTN, 4.42%, 3/27/2048	107,000	89,557
Series MTN, 4.60%, 5/15/2044 (a)	199,000	170,861
Series MTN, 5.70%, 12/14/2036	166,000	164,217
Series MTN, 6.63%, 12/1/2037	147,000	155,016
Series MTN, 6.63%, 6/21/2040	129,000	136,585
Selective Insurance Group, Inc. 5.38%, 3/1/2049	109,000	93,654

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	$106,000	$126,887
Travelers Cos., Inc.:
2.55%, 4/27/2050	106,000	65,624
3.05%, 6/8/2051	165,000	113,670
3.75%, 5/15/2046	151,000	117,067
4.00%, 5/30/2047	246,000	197,730
4.05%, 3/7/2048	203,000	166,519
4.10%, 3/4/2049	73,000	60,321
4.30%, 8/25/2045	135,000	112,730
4.60%, 8/1/2043	106,000	92,852
5.35%, 11/1/2040	151,000	149,270
6.75%, 6/20/2036	107,000	119,216
Series MTN, 6.25%, 6/15/2037	286,000	308,829
Travelers Property Casualty Corp. 6.38%, 3/15/2033	117,000	127,794
Unum Group:
4.13%, 6/15/2051	133,000	88,622
4.50%, 12/15/2049	165,000	115,597
5.75%, 8/15/2042	122,000	105,446
Voya Financial, Inc.:
4.80%, 6/15/2046	126,000	102,224
5.70%, 7/15/2043	143,000	127,986
W R Berkley Corp.:
3.15%, 9/30/2061	107,000	64,546
3.55%, 3/30/2052	124,000	86,029
Willis North America, Inc.:
3.88%, 9/15/2049	132,000	92,214
5.05%, 9/15/2048	135,000	114,245
WR Berkley Corp.:
4.00%, 5/12/2050	132,000	100,843
4.75%, 8/1/2044	130,000	111,233
XLIT, Ltd.:
5.25%, 12/15/2043	149,000	143,946
5.50%, 3/31/2045	139,000	128,654
		20,647,575
INTERNET — 1.8%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	488,000	298,573
3.15%, 2/9/2051	121,000	70,969
3.25%, 2/9/2061	221,000	124,056
4.00%, 12/6/2037 (a)	323,000	247,906
4.20%, 12/6/2047	468,000	337,643
4.40%, 12/6/2057	100,000	71,950
4.50%, 11/28/2034	116,000	98,482
Alphabet, Inc.:
1.90%, 8/15/2040	511,000	328,205
2.05%, 8/15/2050	785,000	462,302
2.25%, 8/15/2060	492,000	279,299
Amazon.com, Inc.:
2.50%, 6/3/2050	659,000	411,051
2.70%, 6/3/2060 (a)	361,000	213,882
2.88%, 5/12/2041 (a)	512,000	373,458
Security Description	Principal Amount	Value
3.10%, 5/12/2051	$1,013,000	$707,722
3.25%, 5/12/2061	553,000	372,318
3.88%, 8/22/2037	923,000	803,675
3.95%, 4/13/2052 (a)	597,000	490,543
4.05%, 8/22/2047	896,000	760,597
4.10%, 4/13/2062	609,000	488,716
4.25%, 8/22/2057	629,000	525,309
4.80%, 12/5/2034	190,000	187,327
4.95%, 12/5/2044	435,000	417,622
eBay, Inc.:
3.65%, 5/10/2051	277,000	185,022
4.00%, 7/15/2042	236,000	176,554
JD.com, Inc. 4.13%, 1/14/2050	181,000	131,773
Meta Platforms, Inc.:
4.45%, 8/15/2052 (d)	829,000	677,218
4.65%, 8/15/2062 (d)	649,000	522,789
		9,764,961
IRON/STEEL — 0.3%
ArcelorMittal SA:
6.75%, 3/1/2041	119,000	109,031
7.00%, 10/15/2039	263,000	248,769
Nucor Corp.:
2.98%, 12/15/2055	136,000	80,545
3.85%, 4/1/2052	188,000	137,550
4.40%, 5/1/2048	163,000	131,791
5.20%, 8/1/2043	156,000	140,799
6.40%, 12/1/2037	120,000	124,177
Steel Dynamics, Inc. 3.25%, 10/15/2050	125,000	76,554
Vale Overseas, Ltd.:
6.88%, 11/21/2036	345,000	328,909
6.88%, 11/10/2039	426,000	401,130
		1,779,255
LEISURE TIME — 0.1%
Brunswick Corp.:
4.40%, 9/15/2032	106,000	85,782
5.10%, 4/1/2052	284,000	194,423
Harley-Davidson, Inc. 4.63%, 7/28/2045	202,000	147,139
		427,344
LODGING — 0.0%
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	122,000	98,146
Series II, 2.75%, 10/15/2033	118,000	85,484
		183,630
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	173,000	147,955
Caterpillar, Inc.:
3.25%, 9/19/2049	254,000	187,447
3.25%, 4/9/2050 (a)	269,000	198,455

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 8/15/2042	$415,000	$341,308
4.30%, 5/15/2044	176,000	155,063
4.75%, 5/15/2064	168,000	150,400
5.20%, 5/27/2041	176,000	174,317
5.30%, 9/15/2035	119,000	119,978
6.05%, 8/15/2036	107,000	114,851
		1,589,774
MACHINERY-DIVERSIFIED — 0.3%
Deere & Co.:
2.88%, 9/7/2049	147,000	102,368
3.75%, 4/15/2050 (a)	308,000	252,816
3.90%, 6/9/2042 (a)	232,000	198,805
Dover Corp.:
5.38%, 10/15/2035	120,000	113,330
5.38%, 3/1/2041	135,000	124,131
Otis Worldwide Corp.:
3.11%, 2/15/2040	214,000	150,611
3.36%, 2/15/2050	161,000	108,715
Rockwell Automation, Inc.:
2.80%, 8/15/2061	161,000	94,794
4.20%, 3/1/2049	193,000	163,427
Xylem, Inc. 4.38%, 11/1/2046	165,000	135,779
		1,444,776
MEDIA — 5.4%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	309,000	197,414
3.50%, 3/1/2042	376,000	237,944
3.85%, 4/1/2061	671,000	393,065
3.90%, 6/1/2052	796,000	496,648
3.95%, 6/30/2062	373,000	221,678
4.40%, 4/1/2033	186,000	153,668
4.40%, 12/1/2061	539,000	344,858
4.80%, 3/1/2050	919,000	657,287
5.13%, 7/1/2049	531,000	391,825
5.25%, 4/1/2053	565,000	431,722
5.38%, 4/1/2038	327,000	264,510
5.38%, 5/1/2047	882,000	679,175
5.50%, 4/1/2063	387,000	294,793
5.75%, 4/1/2048	830,000	671,146
6.38%, 10/23/2035	338,000	311,453
6.48%, 10/23/2045	1,168,000	1,031,893
6.83%, 10/23/2055	274,000	251,822
Comcast Corp.:
2.45%, 8/15/2052 (a)	404,000	231,201
2.65%, 8/15/2062	482,000	260,111
2.80%, 1/15/2051	529,000	321,743
2.89%, 11/1/2051	1,468,000	916,942
2.94%, 11/1/2056 (d)	21,000	12,537
2.94%, 11/1/2056	1,592,000	950,408
2.99%, 11/1/2063	1,015,000	588,801
Security Description	Principal Amount	Value
3.20%, 7/15/2036	$397,000	$307,373
3.25%, 11/1/2039	537,000	394,910
3.40%, 7/15/2046	308,000	216,709
3.45%, 2/1/2050	669,000	466,480
3.75%, 4/1/2040	574,000	450,774
3.90%, 3/1/2038	477,000	390,038
3.97%, 11/1/2047	760,000	581,294
4.00%, 3/1/2048	200,000	153,824
4.00%, 11/1/2049	493,000	377,510
4.05%, 11/1/2052	310,000	236,462
4.20%, 8/15/2034	144,000	126,858
4.25%, 1/15/2033	118,000	107,120
4.40%, 8/15/2035	124,000	109,890
4.60%, 10/15/2038	449,000	397,316
4.60%, 8/15/2045	318,000	266,086
4.65%, 7/15/2042	287,000	245,922
4.70%, 10/15/2048	323,000	276,375
4.75%, 3/1/2044	76,000	65,412
4.95%, 10/15/2058 (a)	307,000	266,006
5.65%, 6/15/2035	160,000	160,160
6.40%, 5/15/2038	53,000	57,255
6.45%, 3/15/2037	107,000	113,462
6.50%, 11/15/2035	107,000	114,372
6.55%, 7/1/2039	139,000	152,030
6.95%, 8/15/2037	122,000	136,046
7.05%, 3/15/2033	116,000	127,392
Discovery Communications LLC:
4.00%, 9/15/2055	455,000	270,889
4.65%, 5/15/2050	281,000	192,589
4.88%, 4/1/2043	112,000	80,829
5.00%, 9/20/2037	247,000	195,767
5.20%, 9/20/2047	379,000	280,316
5.30%, 5/15/2049	230,000	172,160
6.35%, 6/1/2040	155,000	136,417
Fox Corp.:
5.48%, 1/25/2039	369,000	320,274
5.58%, 1/25/2049	357,000	306,324
Grupo Televisa SAB:
5.00%, 5/13/2045	260,000	219,664
5.25%, 5/24/2049	135,000	118,091
6.13%, 1/31/2046 (a)	134,000	132,262
6.63%, 1/15/2040 (a)	301,000	297,009
8.50%, 3/11/2032	17,000	19,625
NBCUniversal Media LLC:
4.45%, 1/15/2043	185,000	154,222
5.95%, 4/1/2041	247,000	247,640
6.40%, 4/30/2040	189,000	198,922
Paramount Global:
4.38%, 3/15/2043	400,000	267,480
4.60%, 1/15/2045	254,000	171,831
4.85%, 7/1/2042	264,000	189,864
4.90%, 8/15/2044	239,000	167,412
4.95%, 5/19/2050	255,000	181,506
5.25%, 4/1/2044	174,000	127,728

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 5/15/2033	$113,000	$100,758
5.85%, 9/1/2043	339,000	270,607
5.90%, 10/15/2040	175,000	147,441
6.88%, 4/30/2036	232,000	217,625
Thomson Reuters Corp.:
5.50%, 8/15/2035	124,000	116,602
5.65%, 11/23/2043	122,000	113,166
5.85%, 4/15/2040	157,000	151,031
Time Warner Cable LLC:
4.50%, 9/15/2042	476,000	330,011
5.50%, 9/1/2041	526,500	415,946
5.88%, 11/15/2040	452,000	374,514
6.55%, 5/1/2037	344,000	312,022
6.75%, 6/15/2039	554,000	490,290
7.30%, 7/1/2038	367,000	348,551
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	112,000	119,622
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	84,000	71,691
Series E, 4.13%, 12/1/2041	107,000	88,386
Series GMTN, 4.13%, 6/1/2044 (a)	189,000	154,307
Series MTN, 3.00%, 7/30/2046	266,000	180,912
Series MTN, 3.70%, 12/1/2042	78,000	60,650
Walt Disney Co.:
2.75%, 9/1/2049	699,000	443,089
3.50%, 5/13/2040	443,000	342,279
3.60%, 1/13/2051	939,000	699,330
3.80%, 5/13/2060 (a)	417,000	309,101
4.63%, 3/23/2040	233,000	210,229
4.70%, 3/23/2050 (a)	470,000	418,902
4.75%, 9/15/2044	257,000	228,740
4.75%, 11/15/2046	209,000	185,933
4.95%, 10/15/2045	146,000	132,134
5.40%, 10/1/2043	158,000	151,648
6.15%, 3/1/2037	104,000	107,527
6.15%, 2/15/2041	114,000	118,794
6.20%, 12/15/2034	128,000	132,975
6.40%, 12/15/2035	223,000	236,500
6.55%, 3/15/2033	100,000	107,255
6.65%, 11/15/2037	310,000	339,028
7.75%, 12/1/2045 (a)	165,000	201,147
		29,487,284
METAL FABRICATE & HARDWARE — 0.1%
Crane Holdings Co. 4.20%, 3/15/2048	166,000	119,087
Precision Castparts Corp.:
3.90%, 1/15/2043	155,000	124,474
4.38%, 6/15/2045	193,000	163,979
Valmont Industries, Inc.:
5.00%, 10/1/2044	181,000	151,358
Security Description	Principal Amount	Value
5.25%, 10/1/2054	$160,000	$137,598
		696,496
MINING — 1.1%
Barrick Gold Corp.:
5.25%, 4/1/2042	218,000	198,576
6.45%, 10/15/2035	115,000	118,876
Barrick North America Finance LLC:
5.70%, 5/30/2041	230,000	218,714
5.75%, 5/1/2043	213,000	200,603
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	176,000	171,640
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	273,000	232,667
5.00%, 9/30/2043	699,000	661,142
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	174,000	154,599
5.45%, 3/15/2043	532,000	439,384
Newmont Corp.:
2.60%, 7/15/2032 (a)	141,000	107,111
4.88%, 3/15/2042 (a)	272,000	236,534
5.45%, 6/9/2044	101,000	92,053
6.25%, 10/1/2039	209,000	209,061
5.88%, 4/1/2035	119,000	115,277
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	116,000	122,787
7.25%, 3/15/2031	46,000	52,138
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	179,000	150,779
4.75%, 3/22/2042	218,000	199,045
Rio Tinto Finance USA, Ltd.:
2.75%, 11/2/2051 (a)	457,000	295,464
5.20%, 11/2/2040	329,000	319,048
Southern Copper Corp.:
5.25%, 11/8/2042	284,000	249,028
5.88%, 4/23/2045 (a)	410,000	383,879
6.75%, 4/16/2040	264,000	272,221
7.50%, 7/27/2035	241,000	261,413
Teck Resources, Ltd.:
5.20%, 3/1/2042	154,000	123,680
5.40%, 2/1/2043	117,000	96,621
6.00%, 8/15/2040	163,000	143,874
6.13%, 10/1/2035	117,000	111,888
6.25%, 7/15/2041	165,000	150,576
		6,088,678
MISCELLANEOUS MANUFACTURER — 1.1%
3M Co.:
3.25%, 8/26/2049 (a)	284,000	191,300
3.70%, 4/15/2050 (a)	156,000	114,569
Series MTN, 3.13%, 9/19/2046 (a)	285,000	188,499
Series MTN, 3.63%, 10/15/2047 (a)	92,000	66,579

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.88%, 6/15/2044	$111,000	$82,691
Series MTN, 4.00%, 9/14/2048 (a)	255,000	199,726
Series MTN, 5.70%, 3/15/2037	183,000	178,667
Eaton Corp.:
3.92%, 9/15/2047	296,000	231,354
4.00%, 11/2/2032	117,000	104,929
4.15%, 3/15/2033	140,000	126,479
4.15%, 11/2/2042	251,000	206,613
4.70%, 8/23/2052	140,000	122,956
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,952,000	1,751,022
General Electric Co.:
4.35%, 5/1/2050	243,000	201,075
4.50%, 3/11/2044	152,000	128,808
Series GMTN, 6.88%, 1/10/2039	113,000	123,284
Series MTN, 5.88%, 1/14/2038	222,000	222,424
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	323,000	266,149
4.88%, 9/15/2041	180,000	168,385
Parker-Hannifin Corp.:
4.00%, 6/14/2049	185,000	142,295
4.10%, 3/1/2047	132,000	103,605
Series MTN, 4.20%, 11/21/2034	118,000	102,942
Series MTN, 4.45%, 11/21/2044	186,000	152,098
Series MTN, 6.25%, 5/15/2038	181,000	183,192
Trane Technologies Global Holding Co., Ltd.:
4.30%, 2/21/2048	135,000	104,044
5.75%, 6/15/2043	120,000	113,920
Trane Technologies Luxembourg Finance SA:
4.50%, 3/21/2049	138,000	109,945
4.65%, 11/1/2044	193,000	158,989
		5,846,539
OIL & GAS — 3.9%
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	280,000	173,704
2.94%, 6/4/2051	702,000	445,735
3.00%, 2/24/2050	634,000	411,720
3.00%, 3/17/2052	412,000	266,519
3.06%, 6/17/2041	376,000	268,904
3.38%, 2/8/2061	491,000	320,844
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	116,000	109,278
6.25%, 3/15/2038	276,000	265,874
Security Description	Principal Amount	Value
6.45%, 6/30/2033	$95,000	$93,903
6.50%, 2/15/2037	118,000	113,502
6.75%, 2/1/2039	30,000	30,249
Series GMTN, 4.95%, 6/1/2047	253,000	215,171
Cenovus Energy, Inc.:
3.75%, 2/15/2052	137,000	92,837
5.25%, 6/15/2037	235,000	206,943
5.40%, 6/15/2047	133,000	114,646
6.75%, 11/15/2039	580,000	575,354
6.80%, 9/15/2037	54,000	54,372
Chevron Corp. 3.08%, 5/11/2050	290,000	205,975
Chevron USA, Inc.:
2.34%, 8/12/2050	215,000	131,453
5.25%, 11/15/2043	141,000	136,894
6.00%, 3/1/2041	126,000	132,769
ConocoPhillips:
4.88%, 10/1/2047	45,000	40,315
5.90%, 10/15/2032	114,000	118,545
5.90%, 5/15/2038	85,000	86,717
6.50%, 2/1/2039	439,000	476,175
ConocoPhillips Co.:
3.76%, 3/15/2042 (a) (d)	328,000	263,423
3.80%, 3/15/2052	218,000	167,134
4.03%, 3/15/2062 (d)	624,000	474,415
4.30%, 11/15/2044	116,000	96,397
5.95%, 3/15/2046	135,000	141,670
Continental Resources, Inc. 4.90%, 6/1/2044	95,000	67,712
Devon Energy Corp.:
4.75%, 5/15/2042	141,000	115,025
5.00%, 6/15/2045	189,000	157,484
5.60%, 7/15/2041	310,000	278,265
7.88%, 9/30/2031	105,000	115,659
7.95%, 4/15/2032	112,000	124,096
Diamondback Energy, Inc.:
4.25%, 3/15/2052	188,000	137,896
4.40%, 3/24/2051 (a)	205,000	154,820
EOG Resources, Inc.:
3.90%, 4/1/2035	88,000	75,208
4.95%, 4/15/2050	201,000	187,861
Exxon Mobil Corp.:
3.00%, 8/16/2039	248,000	185,045
3.10%, 8/16/2049	369,000	257,946
3.45%, 4/15/2051	615,000	457,296
3.57%, 3/6/2045	201,000	152,105
4.11%, 3/1/2046	824,000	682,494
4.23%, 3/19/2040	613,000	532,893
4.33%, 3/19/2050	700,000	596,484
Hess Corp.:
5.60%, 2/15/2041	309,000	270,826
5.80%, 4/1/2047	153,000	137,357
6.00%, 1/15/2040	115,000	106,525
7.13%, 3/15/2033	99,000	103,725

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Marathon Oil Corp.:
5.20%, 6/1/2045	$313,000	$262,504
6.60%, 10/1/2037	134,000	130,370
Marathon Petroleum Corp.:
4.50%, 4/1/2048	93,000	70,772
4.75%, 9/15/2044	232,000	185,992
5.00%, 9/15/2054	145,000	116,207
6.50%, 3/1/2041	307,000	303,979
Ovintiv, Inc.:
6.50%, 2/1/2038	80,000	77,712
6.63%, 8/15/2037	111,000	110,825
8.13%, 9/15/2030	116,000	124,890
Phillips 66:
3.30%, 3/15/2052	355,000	233,047
4.65%, 11/15/2034	130,000	116,212
4.88%, 11/15/2044	461,000	398,498
5.88%, 5/1/2042	423,000	411,905
Phillips 66 Co.:
4.68%, 2/15/2045 (d)	113,000	93,548
4.90%, 10/1/2046 (d)	171,000	146,891
Shell International Finance B.V.:
2.88%, 11/26/2041	156,000	109,431
3.00%, 11/26/2051 (a)	252,000	167,058
3.13%, 11/7/2049	314,000	215,822
3.25%, 4/6/2050	551,000	388,235
3.63%, 8/21/2042	85,000	65,445
3.75%, 9/12/2046	312,000	238,231
4.00%, 5/10/2046	567,000	451,967
4.13%, 5/11/2035	299,000	262,749
4.38%, 5/11/2045	876,000	737,014
4.55%, 8/12/2043	270,000	234,050
5.50%, 3/25/2040	267,000	264,351
6.38%, 12/15/2038	807,000	856,275
Suncor Energy, Inc.:
3.75%, 3/4/2051	239,000	167,517
4.00%, 11/15/2047	218,000	163,905
5.35%, 7/15/2033	115,000	106,470
5.95%, 12/1/2034	71,000	67,615
5.95%, 5/15/2035	116,000	111,006
6.50%, 6/15/2038	374,000	369,463
6.80%, 5/15/2038	208,000	210,608
6.85%, 6/1/2039	201,000	205,422
TotalEnergies Capital International SA:
2.99%, 6/29/2041	200,000	142,916
3.13%, 5/29/2050	825,000	569,068
3.39%, 6/29/2060	93,000	62,151
3.46%, 7/12/2049	337,000	247,489
Valero Energy Corp.:
2.80%, 12/1/2031	88,000	69,806
3.65%, 12/1/2051	233,000	158,932
4.00%, 6/1/2052	137,000	99,046
4.90%, 3/15/2045	223,000	187,536
6.63%, 6/15/2037	319,000	319,045
Security Description	Principal Amount	Value
7.50%, 4/15/2032	$121,000	$131,376
		21,291,510
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	331,000	291,988
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/2047	343,000	255,096
Halliburton Co.:
4.50%, 11/15/2041	291,000	230,024
4.75%, 8/1/2043	275,000	219,791
4.85%, 11/15/2035	148,000	128,770
5.00%, 11/15/2045	574,000	477,620
6.70%, 9/15/2038	187,000	188,068
7.45%, 9/15/2039	180,000	192,206
NOV, Inc. 3.95%, 12/1/2042	503,000	334,027
		2,317,590
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America:
3.05%, 10/1/2051	135,000	85,041
4.05%, 12/15/2049	117,000	88,220
Sonoco Products Co.:
2.85%, 2/1/2032	116,000	92,142
5.75%, 11/1/2040	137,000	128,721
WestRock MWV LLC 7.95%, 2/15/2031	64,000	71,058
WRKCo, Inc. 3.00%, 6/15/2033	121,000	93,687
		558,869
PHARMACEUTICALS — 6.8%
AbbVie, Inc.:
4.05%, 11/21/2039	1,148,000	929,708
4.25%, 11/21/2049	1,745,000	1,400,223
4.30%, 5/14/2036	436,000	377,899
4.40%, 11/6/2042	687,000	570,368
4.45%, 5/14/2046	531,000	433,700
4.50%, 5/14/2035	557,000	496,961
4.55%, 3/15/2035	343,000	308,172
4.63%, 10/1/2042	100,000	84,981
4.70%, 5/14/2045	696,000	591,280
4.75%, 3/15/2045	199,000	170,619
4.85%, 6/15/2044	175,000	152,614
4.88%, 11/14/2048	422,000	370,558
AmerisourceBergen Corp.:
4.25%, 3/1/2045	140,000	111,730
4.30%, 12/15/2047	230,000	183,940
AstraZeneca PLC:
2.13%, 8/6/2050	158,000	91,258
3.00%, 5/28/2051	204,000	141,031
4.00%, 9/18/2042	371,000	311,198
4.38%, 11/16/2045	245,000	213,265
4.38%, 8/17/2048	213,000	186,748

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.45%, 9/15/2037	$660,000	$712,470
Becton Dickinson & Co.:
3.79%, 5/20/2050	258,000	193,183
4.69%, 12/15/2044	235,000	201,111
Becton Dickinson and Co. 4.67%, 6/6/2047	392,000	337,320
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	324,000	216,435
2.55%, 11/13/2050	323,000	199,633
3.25%, 8/1/2042	248,000	184,981
3.55%, 3/15/2042	400,000	313,852
3.70%, 3/15/2052	522,000	400,719
3.90%, 3/15/2062	684,000	518,000
4.13%, 6/15/2039	634,000	553,640
4.25%, 10/26/2049	975,000	816,845
4.35%, 11/15/2047	495,000	423,334
4.50%, 3/1/2044	80,000	70,710
4.55%, 2/20/2048	218,000	191,517
4.63%, 5/15/2044	202,000	181,008
5.00%, 8/15/2045	40,000	37,723
Cardinal Health, Inc.:
4.37%, 6/15/2047	113,000	86,574
4.50%, 11/15/2044	133,000	103,870
4.60%, 3/15/2043	189,000	152,177
4.90%, 9/15/2045	172,000	144,193
Cigna Corp.:
3.20%, 3/15/2040	143,000	103,219
3.40%, 3/15/2050	489,000	331,777
3.40%, 3/15/2051	421,000	287,581
4.80%, 8/15/2038	654,000	580,347
4.90%, 12/15/2048	788,000	682,518
3.88%, 10/15/2047	252,000	183,829
4.80%, 7/15/2046	248,000	212,831
6.13%, 11/15/2041	124,000	123,483
CVS Health Corp.:
2.13%, 9/15/2031	79,000	60,742
2.70%, 8/21/2040	217,000	141,859
4.13%, 4/1/2040	293,000	234,174
4.25%, 4/1/2050 (a)	219,000	171,420
4.78%, 3/25/2038	1,587,000	1,390,894
4.88%, 7/20/2035	131,000	118,537
5.05%, 3/25/2048	2,172,000	1,912,077
5.13%, 7/20/2045	869,000	760,557
5.30%, 12/5/2043	231,000	207,362
6.13%, 9/15/2039	233,000	232,972
Eli Lilly & Co.:
2.25%, 5/15/2050 (a)	214,000	132,768
2.50%, 9/15/2060	250,000	148,070
3.70%, 3/1/2045	111,000	92,577
3.95%, 5/15/2047	236,000	204,721
3.95%, 3/15/2049 (a)	239,000	206,862
4.15%, 3/15/2059	159,000	134,522
5.55%, 3/15/2037	213,000	225,226
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043 (a)	163,000	135,644
Security Description	Principal Amount	Value
5.38%, 4/15/2034	$112,000	$111,681
6.38%, 5/15/2038	779,000	847,747
Johnson & Johnson:
2.10%, 9/1/2040	317,000	211,125
2.25%, 9/1/2050	230,000	141,701
2.45%, 9/1/2060	309,000	181,083
3.40%, 1/15/2038	411,000	341,463
3.50%, 1/15/2048	173,000	136,994
3.55%, 3/1/2036	459,000	396,057
3.63%, 3/3/2037	448,000	387,538
3.70%, 3/1/2046	477,000	391,774
3.75%, 3/3/2047	347,000	284,085
4.38%, 12/5/2033	115,000	110,783
4.50%, 9/1/2040	110,000	101,645
4.50%, 12/5/2043	70,000	64,275
4.85%, 5/15/2041	118,000	113,758
4.95%, 5/15/2033 (a)	122,000	123,565
5.85%, 7/15/2038	137,000	145,746
5.95%, 8/15/2037 (a)	385,000	415,246
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	70,000	62,483
5.90%, 11/1/2039	138,000	143,243
Merck & Co., Inc.:
2.35%, 6/24/2040	168,000	112,775
2.45%, 6/24/2050	537,000	331,393
2.75%, 12/10/2051	443,000	288,234
2.90%, 12/10/2061	252,000	157,382
3.60%, 9/15/2042	319,000	252,128
3.70%, 2/10/2045	558,000	438,560
3.90%, 3/7/2039	264,000	224,624
4.00%, 3/7/2049	399,000	329,239
4.15%, 5/18/2043	271,000	230,979
6.50%, 12/1/2033	120,000	132,653
6.55%, 9/15/2037	264,000	292,594
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	216,000	227,258
Mylan, Inc.:
5.20%, 4/15/2048	30,000	20,685
5.40%, 11/29/2043	328,000	238,964
Novartis Capital Corp.:
2.75%, 8/14/2050	315,000	213,724
3.70%, 9/21/2042	134,000	109,127
4.00%, 11/20/2045	325,000	274,189
4.40%, 5/6/2044	386,000	347,659
Pfizer, Inc.:
2.55%, 5/28/2040	230,000	161,327
2.70%, 5/28/2050 (a)	308,000	208,214
3.90%, 3/15/2039	375,000	321,315
4.00%, 12/15/2036	384,000	340,059
4.00%, 3/15/2049	311,000	266,583
4.10%, 9/15/2038	294,000	258,111
4.13%, 12/15/2046	307,000	266,666
4.20%, 9/15/2048	233,000	205,462
4.30%, 6/15/2043	172,000	151,200
4.40%, 5/15/2044	262,000	233,783

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.60%, 9/15/2040	$43,000	$43,643
7.20%, 3/15/2039	675,000	803,506
Takeda Pharmaceutical Co., Ltd.:
3.03%, 7/9/2040	601,000	424,991
3.18%, 7/9/2050	436,000	290,080
3.38%, 7/9/2060	271,000	175,489
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	320,000	224,982
Viatris, Inc.:
3.85%, 6/22/2040	545,000	338,821
4.00%, 6/22/2050	723,000	432,014
Wyeth LLC:
5.95%, 4/1/2037	535,000	563,194
6.00%, 2/15/2036	85,000	88,352
6.50%, 2/1/2034	117,000	128,886
Zoetis, Inc.:
3.00%, 5/15/2050	106,000	69,841
3.95%, 9/12/2047	130,000	102,145
4.45%, 8/20/2048	195,000	164,906
4.70%, 2/1/2043	322,000	282,446
		37,662,292
PIPELINES — 4.0%
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	3,000	2,418
3.60%, 9/1/2032	115,000	91,181
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	133,000	95,888
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	131,000	121,218
DCP Midstream Operating L.P. 5.60%, 4/1/2044	150,000	134,337
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044	84,000	68,540
4.80%, 11/1/2043	146,000	121,688
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	150,000	136,992
7.38%, 10/15/2045	62,000	67,080
Series B, 7.50%, 4/15/2038	68,000	73,299
Enbridge, Inc.:
2.50%, 8/1/2033 (a)	141,000	106,033
3.40%, 8/1/2051	256,000	172,465
4.00%, 11/15/2049	140,000	106,141
4.50%, 6/10/2044	79,000	63,027
5.50%, 12/1/2046	186,000	173,469
Energy Transfer L.P.:
4.90%, 3/15/2035	124,000	104,649
4.95%, 1/15/2043	118,000	90,760
5.00%, 5/15/2044	86,000	66,819
5.00%, 5/15/2050	545,000	425,874
5.15%, 2/1/2043	151,000	118,888
5.15%, 3/15/2045	277,000	219,229
5.30%, 4/1/2044	236,000	188,460
Security Description	Principal Amount	Value
5.30%, 4/15/2047	$244,000	$195,139
5.35%, 5/15/2045	159,000	128,256
5.40%, 10/1/2047	402,000	326,118
5.95%, 10/1/2043	121,000	105,028
6.05%, 6/1/2041	113,000	101,474
6.10%, 2/15/2042	81,000	71,189
6.13%, 12/15/2045	282,000	246,434
6.25%, 4/15/2049	486,835	434,846
6.50%, 2/1/2042	263,000	244,614
6.63%, 10/15/2036	107,000	101,523
7.50%, 7/1/2038	100,000	101,379
6.00%, 6/15/2048	346,000	299,767
Series 20Y, 5.80%, 6/15/2038	175,000	153,549
Enterprise Products Operating LLC:
3.20%, 2/15/2052 (a)	435,000	278,309
3.30%, 2/15/2053 (a)	379,000	248,033
3.70%, 1/31/2051	325,000	228,774
3.95%, 1/31/2060	270,000	185,841
4.20%, 1/31/2050	373,000	284,692
4.25%, 2/15/2048	253,000	195,627
4.45%, 2/15/2043	291,000	235,742
4.80%, 2/1/2049	312,000	257,100
4.85%, 8/15/2042	111,433	94,549
4.85%, 3/15/2044	312,000	260,791
4.90%, 5/15/2046	323,000	275,441
4.95%, 10/15/2054	126,000	102,720
5.10%, 2/15/2045	313,000	268,019
5.70%, 2/15/2042	109,000	100,799
5.95%, 2/1/2041	111,000	106,339
6.13%, 10/15/2039	116,000	113,902
6.45%, 9/1/2040	166,000	167,926
7.55%, 4/15/2038	116,000	126,780
Series D, 6.88%, 3/1/2033	108,000	114,899
Series H, 6.65%, 10/15/2034	118,000	121,831
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	124,000	96,922
5.00%, 8/15/2042	195,000	159,847
5.00%, 3/1/2043	114,000	92,371
5.40%, 9/1/2044	146,000	123,939
5.50%, 3/1/2044	241,000	202,794
5.63%, 9/1/2041	90,000	77,175
5.80%, 3/15/2035	106,000	99,245
6.38%, 3/1/2041	159,000	147,967
6.50%, 2/1/2037	114,000	110,882
6.50%, 9/1/2039	215,000	205,753
6.55%, 9/15/2040	126,000	120,208
7.30%, 8/15/2033	108,000	112,957
7.50%, 11/15/2040	167,000	174,251
Series MTN, 6.95%, 1/15/2038	273,000	274,204
Kinder Morgan, Inc.:
3.25%, 8/1/2050	85,000	53,291

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 2/15/2051	$278,000	$183,791
5.05%, 2/15/2046	171,000	140,013
5.20%, 3/1/2048	135,000	113,459
5.30%, 12/1/2034	123,000	111,629
5.55%, 6/1/2045	409,000	357,875
COR, 4.80%, 2/1/2033	203,000	182,138
COR, 5.45%, 8/1/2052	128,000	110,717
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	181,000	128,915
4.20%, 10/3/2047	155,000	114,641
4.25%, 9/15/2046	210,000	157,091
4.85%, 2/1/2049	71,000	57,478
5.15%, 10/15/2043	163,000	136,777
MPLX L.P.:
4.50%, 4/15/2038	467,000	375,146
4.70%, 4/15/2048	385,000	294,567
4.90%, 4/15/2058	117,000	87,556
4.95%, 9/1/2032	586,000	532,504
4.95%, 3/14/2052	388,000	305,154
5.20%, 3/1/2047	240,000	197,772
5.20%, 12/1/2047	141,000	114,956
5.50%, 2/15/2049	337,000	287,205
ONEOK Partners L.P.:
6.13%, 2/1/2041	145,000	128,708
6.20%, 9/15/2043	83,000	72,584
6.65%, 10/1/2036	119,000	112,946
6.85%, 10/15/2037	115,000	109,992
ONEOK, Inc.:
4.45%, 9/1/2049	130,000	92,630
4.50%, 3/15/2050	72,000	51,975
4.95%, 7/13/2047	377,000	291,040
5.20%, 7/15/2048	288,000	230,795
6.00%, 6/15/2035	113,000	102,344
7.15%, 1/15/2051	125,000	119,188
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	136,000	91,641
4.70%, 6/15/2044	124,000	88,971
4.90%, 2/15/2045	122,000	89,846
5.15%, 6/1/2042	216,000	163,752
6.65%, 1/15/2037	121,000	113,539
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	331,000	262,778
5.95%, 9/25/2043	104,000	98,632
Targa Resources Corp.:
4.20%, 2/1/2033	121,000	101,162
4.95%, 4/15/2052	274,000	211,758
6.25%, 7/1/2052	113,000	102,960
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	86,000	90,594
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	117,000	123,495
Security Description	Principal Amount	Value
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	$145,000	$126,518
4.75%, 5/15/2038	318,000	276,434
4.88%, 5/15/2048	443,000	380,324
5.00%, 10/16/2043	98,000	84,521
5.10%, 3/15/2049 (a)	236,000	209,537
5.60%, 3/31/2034	110,000	104,561
5.85%, 3/15/2036	117,000	113,097
6.10%, 6/1/2040	312,000	301,314
6.20%, 10/15/2037	216,000	214,052
7.25%, 8/15/2038	101,000	109,272
7.63%, 1/15/2039	252,000	284,122
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	122,000	90,134
4.45%, 8/1/2042	138,000	112,760
4.60%, 3/15/2048	221,000	182,265
5.40%, 8/15/2041	28,000	25,725
Williams Cos., Inc.:
3.50%, 10/15/2051	169,000	112,270
4.85%, 3/1/2048	208,000	172,053
4.90%, 1/15/2045	166,000	134,784
5.10%, 9/15/2045	214,000	181,219
5.30%, 8/15/2052	70,000	61,325
5.40%, 3/4/2044	160,000	139,781
5.75%, 6/24/2044	135,000	122,099
5.80%, 11/15/2043	96,000	87,914
6.30%, 4/15/2040	323,000	314,344
8.75%, 3/15/2032	103,000	120,258
		21,979,088
REAL ESTATE INVESTMENT TRUSTS — 1.7%
Agree L.P.:
2.60%, 6/15/2033	116,000	84,612
4.80%, 10/1/2032	90,000	80,386
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033 (a)	186,000	130,935
2.95%, 3/15/2034	125,000	96,699
3.00%, 5/18/2051	293,000	178,343
3.55%, 3/15/2052	311,000	211,903
4.00%, 2/1/2050	183,000	137,477
4.85%, 4/15/2049	135,000	113,377
American Homes 4 Rent L.P.:
3.38%, 7/15/2051	116,000	72,094
4.30%, 4/15/2052	122,000	89,121
American Tower Corp.:
2.70%, 4/15/2031	17,000	13,324
2.95%, 1/15/2051	286,000	172,109
3.10%, 6/15/2050	189,000	117,513
3.70%, 10/15/2049	298,000	203,710
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	109,000	84,192
Series MTN, 4.15%, 7/1/2047	107,000	87,065

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.35%, 4/15/2048	$116,000	$96,651
Boston Properties L.P.:
2.45%, 10/1/2033 (a)	146,000	103,450
2.55%, 4/1/2032	53,000	39,143
Camden Property Trust 3.35%, 11/1/2049	124,000	86,292
Corporate Office Properties L.P. 2.90%, 12/1/2033	119,000	82,550
Crown Castle, Inc.:
2.90%, 4/1/2041	308,000	201,084
3.25%, 1/15/2051	229,000	145,729
4.00%, 11/15/2049	108,000	78,122
4.15%, 7/1/2050	164,000	121,585
4.75%, 5/15/2047	146,000	119,815
5.20%, 2/15/2049	71,000	61,312
Duke Realty L.P. 3.05%, 3/1/2050	150,000	100,515
Equinix, Inc.:
2.95%, 9/15/2051	240,000	143,573
3.00%, 7/15/2050	142,000	87,270
3.40%, 2/15/2052	146,000	96,138
ERP Operating L.P.:
4.00%, 8/1/2047	102,000	79,589
4.50%, 7/1/2044	155,000	131,147
4.50%, 6/1/2045	122,000	102,662
Essex Portfolio L.P.:
2.65%, 9/1/2050	105,000	58,795
4.50%, 3/15/2048	124,000	99,375
Federal Realty Investment Trust 4.50%, 12/1/2044	132,000	103,871
Healthpeak Properties, Inc. 6.75%, 2/1/2041	120,000	122,334
Invitation Homes Operating Partnership L.P. 2.70%, 1/15/2034	107,000	75,511
Kilroy Realty L.P.:
2.50%, 11/15/2032	113,000	81,388
2.65%, 11/15/2033	120,000	83,928
Kimco Realty Corp.:
2.25%, 12/1/2031	116,000	87,190
3.70%, 10/1/2049	107,000	73,815
4.13%, 12/1/2046	106,000	78,660
4.25%, 4/1/2045	114,000	86,751
4.45%, 9/1/2047	143,000	110,506
4.60%, 2/1/2033	100,000	90,423
Mid-America Apartments L.P. 2.88%, 9/15/2051	72,000	45,032
National Retail Properties, Inc.:
3.00%, 4/15/2052	116,000	69,976
3.10%, 4/15/2050 (a)	111,000	69,156
3.50%, 4/15/2051	169,000	113,397
4.80%, 10/15/2048	92,000	77,635
Office Properties Income Trust 3.45%, 10/15/2031	112,000	67,885
Security Description	Principal Amount	Value
Omega Healthcare Investors, Inc. 3.25%, 4/15/2033	$116,000	$82,200
Phillips Edison Grocery Center Oprating Part 2.63%, 11/15/2031	123,000	89,369
Piedmont Operating Partnership L.P. 2.75%, 4/1/2032	85,000	60,593
Prologis L.P.:
1.63%, 3/15/2031 (a)	110,000	83,528
2.13%, 10/15/2050	108,000	60,738
3.00%, 4/15/2050	141,000	93,857
4.38%, 9/15/2048	130,000	110,643
4.63%, 1/15/2033	525,000	498,661
Realty Income Corp.:
1.80%, 3/15/2033	97,000	68,243
2.85%, 12/15/2032	120,000	96,194
4.65%, 3/15/2047	169,000	147,383
Regency Centers L.P.:
4.40%, 2/1/2047	237,000	183,379
4.65%, 3/15/2049	116,000	91,788
Simon Property Group L.P.:
2.65%, 2/1/2032	107,000	83,552
3.25%, 9/13/2049	272,000	175,938
3.80%, 7/15/2050	169,000	118,236
4.25%, 10/1/2044	115,000	89,237
4.25%, 11/30/2046	122,000	95,094
4.75%, 3/15/2042	137,000	115,055
6.75%, 2/1/2040	138,000	143,187
Spirit Realty L.P. 2.70%, 2/15/2032	107,000	77,265
UDR, Inc.:
3.10%, 11/1/2034	58,000	44,552
Series MTN, 1.90%, 3/15/2033	114,000	79,298
Series MTN, 2.10%, 8/1/2032	112,000	81,167
Series MTN, 2.10%, 6/15/2033	111,000	77,394
Ventas Realty L.P.:
4.38%, 2/1/2045	87,000	67,826
4.88%, 4/15/2049 (a)	215,000	182,294
5.70%, 9/30/2043	116,000	104,895
VICI Properties LP 5.63%, 5/15/2052	93,000	76,949
Welltower, Inc.:
4.95%, 9/1/2048	51,000	43,503
6.50%, 3/15/2041	108,000	106,826
Weyerhaeuser Co.:
3.38%, 3/9/2033	118,000	95,888
4.00%, 3/9/2052	112,000	82,139
7.38%, 3/15/2032	124,000	134,137
WP Carey, Inc. 2.25%, 4/1/2033 (a)	114,000	80,972
		9,167,095

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
RETAIL — 3.2%
Darden Restaurants, Inc. 4.55%, 2/15/2048	$70,000	$52,467
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	340,000	210,076
Dollar General Corp.:
4.13%, 4/3/2050	114,000	88,974
5.00%, 11/1/2032	120,000	115,423
5.50%, 11/1/2052	193,000	186,982
Dollar Tree, Inc. 3.38%, 12/1/2051	110,000	71,806
Genuine Parts Co. 2.75%, 2/1/2032	116,000	90,004
Home Depot, Inc.:
2.38%, 3/15/2051	222,000	130,762
2.75%, 9/15/2051	176,000	112,186
3.13%, 12/15/2049	387,000	265,915
3.25%, 4/15/2032	126,000	109,226
3.30%, 4/15/2040	312,000	238,926
3.35%, 4/15/2050	383,000	274,921
3.50%, 9/15/2056	188,000	133,469
3.63%, 4/15/2052	387,000	291,949
3.90%, 6/15/2047	305,000	242,765
4.20%, 4/1/2043	172,000	144,523
4.25%, 4/1/2046	607,000	509,601
4.40%, 3/15/2045	256,000	217,879
4.50%, 12/6/2048	419,000	366,579
4.88%, 2/15/2044	252,000	231,470
4.95%, 9/15/2052	180,000	168,748
5.40%, 9/15/2040	166,000	163,560
5.88%, 12/16/2036	811,000	843,627
5.95%, 4/1/2041	252,000	261,795
Kohl's Corp. 5.55%, 7/17/2045	261,000	155,248
Lowe's Cos., Inc.:
2.80%, 9/15/2041	151,000	96,815
3.00%, 10/15/2050	424,000	259,276
3.50%, 4/1/2051	98,000	65,660
3.70%, 4/15/2046	322,000	230,526
4.05%, 5/3/2047	389,000	292,298
4.25%, 4/1/2052 (a)	550,000	418,825
4.38%, 9/15/2045	294,000	228,753
4.45%, 4/1/2062	348,000	260,882
4.55%, 4/5/2049	165,000	132,713
4.65%, 4/15/2042	226,000	190,362
5.00%, 4/15/2040	175,000	155,209
5.13%, 4/15/2050	189,000	169,716
5.50%, 10/15/2035	115,000	110,183
5.63%, 4/15/2053	393,000	363,277
5.80%, 9/15/2062	273,000	251,018
McDonald's Corp.:
COR, 5.15%, 9/9/2052	243,000	225,985
Series MTN, 3.63%, 5/1/2043	66,000	49,152
Series MTN, 3.63%, 9/1/2049	381,000	277,760
Security Description	Principal Amount	Value
Series MTN, 3.70%, 2/15/2042	$44,000	$33,264
Series MTN, 4.20%, 4/1/2050	172,000	138,192
Series MTN, 4.45%, 3/1/2047	439,000	368,900
Series MTN, 4.45%, 9/1/2048	244,000	204,121
Series MTN, 4.60%, 5/26/2045	250,000	211,512
Series MTN, 4.70%, 12/9/2035	140,000	128,642
Series MTN, 4.88%, 7/15/2040	208,000	187,267
Series MTN, 4.88%, 12/9/2045	413,000	366,393
Series MTN, 5.70%, 2/1/2039	31,000	30,604
Series MTN, 6.30%, 10/15/2037	257,000	266,602
Series MTN, 6.30%, 3/1/2038	159,000	166,357
Starbucks Corp.:
3.35%, 3/12/2050	323,000	219,472
3.50%, 11/15/2050	336,000	235,613
3.75%, 12/1/2047	168,000	124,120
4.30%, 6/15/2045	127,000	103,659
4.45%, 8/15/2049 (a)	254,000	207,922
4.50%, 11/15/2048	182,000	150,430
Target Corp.:
2.95%, 1/15/2052 (a)	207,000	139,011
3.63%, 4/15/2046	251,000	193,190
3.90%, 11/15/2047	242,000	195,253
4.00%, 7/1/2042	273,000	228,927
6.35%, 11/1/2032	117,000	127,459
6.50%, 10/15/2037	166,000	178,666
7.00%, 1/15/2038	210,000	240,437
TJX Cos., Inc. 4.50%, 4/15/2050	235,000	205,371
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050 (a)	203,000	145,210
4.50%, 11/18/2034	18,000	15,427
4.65%, 6/1/2046	203,000	158,433
4.80%, 11/18/2044	276,000	221,669
Walmart, Inc.:
2.50%, 9/22/2041	334,000	232,922
2.65%, 9/22/2051 (a)	142,000	95,778
2.95%, 9/24/2049	231,000	165,920
3.63%, 12/15/2047	220,000	178,730
3.95%, 6/28/2038	197,000	175,163
4.00%, 4/11/2043	119,000	102,178
4.05%, 6/29/2048	464,000	402,984
4.30%, 4/22/2044	106,000	94,434
4.50%, 9/9/2052	729,000	684,064
5.00%, 10/25/2040	136,000	132,452
5.25%, 9/1/2035	234,000	240,051

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 4/1/2040	$124,000	$131,718
5.63%, 4/15/2041	133,000	141,049
6.20%, 4/15/2038	135,000	151,078
6.50%, 8/15/2037	265,754	304,900
		17,882,835
SEMICONDUCTORS — 2.8%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052 (a)	90,000	76,226
Analog Devices, Inc.:
2.80%, 10/1/2041	180,000	127,516
2.95%, 10/1/2051	378,000	251,771
5.30%, 12/15/2045	127,000	121,317
Applied Materials, Inc.:
2.75%, 6/1/2050 (a)	273,331	177,261
4.35%, 4/1/2047	441,000	380,526
5.10%, 10/1/2035	117,000	114,910
5.85%, 6/15/2041	115,000	119,769
Broadcom, Inc.:
2.60%, 2/15/2033 (d)	287,000	205,555
3.14%, 11/15/2035 (d)	1,131,315	793,199
3.19%, 11/15/2036 (d)	948,000	649,124
3.42%, 4/15/2033 (d)	536,000	411,241
3.47%, 4/15/2034 (d)	738,000	555,020
3.50%, 2/15/2041 (d)	920,000	620,476
3.75%, 2/15/2051 (d)	556,000	362,501
4.30%, 11/15/2032	332,000	279,664
4.93%, 5/15/2037 (d)	789,000	652,716
Intel Corp.:
2.80%, 8/12/2041	411,000	276,989
3.05%, 8/12/2051	448,000	286,581
3.10%, 2/15/2060	310,000	187,190
3.20%, 8/12/2061 (a)	150,000	92,973
3.25%, 11/15/2049	622,000	413,966
3.73%, 12/8/2047	654,000	485,517
4.00%, 12/15/2032 (a)	111,000	100,324
4.10%, 5/19/2046	349,000	279,745
4.10%, 5/11/2047	413,000	326,204
4.25%, 12/15/2042	108,000	89,001
4.60%, 3/25/2040	216,800	191,038
4.75%, 3/25/2050	674,000	581,204
4.80%, 10/1/2041	201,000	180,078
4.90%, 7/29/2045	151,384	135,243
4.90%, 8/5/2052	408,000	360,072
4.95%, 3/25/2060 (a)	267,000	228,149
5.05%, 8/5/2062	243,000	210,943
KLA Corp.:
3.30%, 3/1/2050	215,000	151,136
4.95%, 7/15/2052	393,000	356,962
5.00%, 3/15/2049	113,000	103,249
5.25%, 7/15/2062	188,000	173,310
Lam Research Corp.:
2.88%, 6/15/2050 (a)	164,000	107,653
3.13%, 6/15/2060	157,000	100,643
4.88%, 3/15/2049	183,000	168,237
Security Description	Principal Amount	Value
Micron Technology, Inc.:
3.37%, 11/1/2041	$41,000	$26,265
3.48%, 11/1/2051	182,000	107,737
NVIDIA Corp.:
3.50%, 4/1/2040	293,000	228,455
3.50%, 4/1/2050	510,000	375,391
3.70%, 4/1/2060	126,000	90,188
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	115,000	86,004
3.13%, 2/15/2042	188,000	119,489
3.25%, 5/11/2041	240,000	157,358
3.25%, 11/30/2051	235,000	141,197
5.00%, 1/15/2033	100,000	89,681
QUALCOMM, Inc.:
1.65%, 5/20/2032	119,000	89,254
3.25%, 5/20/2050 (a)	169,000	122,126
4.30%, 5/20/2047	414,000	352,020
4.50%, 5/20/2052	216,000	185,747
4.65%, 5/20/2035	204,000	191,821
4.80%, 5/20/2045	430,000	388,668
Texas Instruments, Inc.:
2.70%, 9/15/2051 (a)	107,000	72,179
3.88%, 3/15/2039	206,000	178,033
4.10%, 8/16/2052	93,000	79,497
4.15%, 5/15/2048	363,000	310,590
TSMC Arizona Corp.:
3.13%, 10/25/2041	312,000	233,020
3.25%, 10/25/2051	224,000	159,257
4.50%, 4/22/2052	164,000	142,591
		15,411,767
SOFTWARE — 3.1%
Activision Blizzard, Inc.:
2.50%, 9/15/2050	410,000	249,460
4.50%, 6/15/2047	116,000	101,384
Electronic Arts, Inc. 2.95%, 2/15/2051 (a)	353,000	228,928
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	153,000	101,746
4.50%, 8/15/2046	138,000	110,004
COR, 5.63%, 7/15/2052	158,000	140,350
Fiserv, Inc. 4.40%, 7/1/2049	587,000	455,013
Microsoft Corp.:
2.53%, 6/1/2050	1,993,000	1,310,816
2.68%, 6/1/2060	1,025,000	649,214
2.92%, 3/17/2052	2,089,000	1,477,027
3.04%, 3/17/2062	473,000	322,695
3.45%, 8/8/2036	701,000	612,646
3.50%, 2/12/2035 (a)	329,000	295,942
3.50%, 11/15/2042	78,000	63,809
3.70%, 8/8/2046	595,000	494,076
3.75%, 2/12/2045	93,000	76,997
3.95%, 8/8/2056	134,000	111,728

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/12/2055	$150,000	$126,871
4.10%, 2/6/2037	325,000	299,731
4.20%, 11/3/2035	133,000	125,954
4.25%, 2/6/2047 (a)	74,000	67,125
4.45%, 11/3/2045	248,000	233,904
4.50%, 10/1/2040	83,000	79,130
4.50%, 2/6/2057	292,000	269,300
5.20%, 6/1/2039	94,000	98,237
5.30%, 2/8/2041	134,000	139,778
Oracle Corp.:
3.60%, 4/1/2040	914,000	619,811
3.60%, 4/1/2050	1,329,000	831,502
3.65%, 3/25/2041	631,000	428,323
3.80%, 11/15/2037	667,000	485,823
3.85%, 7/15/2036	529,000	396,057
3.85%, 4/1/2060	854,000	516,140
3.90%, 5/15/2035	235,000	180,151
3.95%, 3/25/2051	904,000	600,138
4.00%, 7/15/2046	923,000	624,686
4.00%, 11/15/2047	643,000	431,787
4.10%, 3/25/2061	590,000	373,446
4.13%, 5/15/2045	624,000	423,696
4.30%, 7/8/2034	342,000	279,332
4.38%, 5/15/2055	398,000	269,928
4.50%, 7/8/2044	289,000	212,372
5.38%, 7/15/2040	631,000	525,446
6.13%, 7/8/2039	546,000	496,598
6.50%, 4/15/2038	278,000	264,906
Salesforce, Inc.:
2.70%, 7/15/2041	463,000	319,178
2.90%, 7/15/2051	743,000	490,477
3.05%, 7/15/2061	314,000	196,219
VMware, Inc. 2.20%, 8/15/2031	65,000	47,454
		17,255,335
TELECOMMUNICATIONS — 6.6%
America Movil SAB de CV:
4.38%, 7/16/2042 (a)	257,000	209,229
4.38%, 4/22/2049 (a)	506,000	417,824
6.13%, 11/15/2037	141,000	140,064
6.13%, 3/30/2040	521,000	518,895
6.38%, 3/1/2035 (a)	215,000	223,991
AT&T, Inc.:
2.25%, 2/1/2032	60,000	45,401
2.55%, 12/1/2033	839,000	624,359
3.10%, 2/1/2043	190,000	126,637
3.30%, 2/1/2052	173,000	111,479
3.50%, 6/1/2041	902,000	650,288
3.50%, 9/15/2053	2,057,000	1,370,559
3.50%, 2/1/2061 (a)	83,000	52,480
3.55%, 9/15/2055	2,004,000	1,315,987
3.65%, 6/1/2051	848,000	578,302
3.65%, 9/15/2059	1,779,000	1,154,998
3.80%, 12/1/2057	1,580,000	1,069,060
3.85%, 6/1/2060	345,000	232,095
Security Description	Principal Amount	Value
4.30%, 12/15/2042	$334,000	$264,281
4.35%, 6/15/2045	329,000	256,544
4.50%, 5/15/2035	558,000	483,066
4.50%, 3/9/2048	500,000	394,810
4.55%, 3/9/2049	293,000	233,837
4.65%, 6/1/2044	222,000	180,402
4.75%, 5/15/2046	459,000	384,550
4.80%, 6/15/2044	2,000	1,678
4.85%, 3/1/2039	399,000	346,025
4.90%, 8/15/2037	283,000	250,127
5.15%, 3/15/2042	140,000	122,182
5.15%, 2/15/2050	118,000	103,387
5.25%, 3/1/2037	133,000	122,792
5.35%, 9/1/2040	279,000	252,406
5.45%, 3/1/2047	80,000	73,679
5.55%, 8/15/2041	173,000	160,622
5.65%, 2/15/2047	233,000	220,306
5.70%, 3/1/2057	133,000	125,041
6.00%, 8/15/2040	212,000	205,786
6.30%, 1/15/2038	233,000	238,990
6.38%, 3/1/2041	253,000	255,983
6.55%, 2/15/2039	21,000	21,684
5.15%, 11/15/2046	362,000	315,946
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052 (a)	184,000	130,726
4.30%, 7/29/2049	110,000	87,959
4.46%, 4/1/2048	325,000	263,296
Series US-4, 3.65%, 3/17/2051	125,000	87,839
Series US-5, 2.15%, 2/15/2032 (a)	120,000	91,248
Series US-6, 3.20%, 2/15/2052	118,000	76,814
Cisco Systems, Inc.:
5.50%, 1/15/2040	497,036	495,083
5.90%, 2/15/2039	581,000	604,281
Corning, Inc.:
3.90%, 11/15/2049	105,000	74,509
4.38%, 11/15/2057	139,000	103,619
4.70%, 3/15/2037	141,000	123,863
5.35%, 11/15/2048 (a)	163,000	146,992
5.45%, 11/15/2079	313,000	255,624
5.75%, 8/15/2040	112,000	108,180
5.85%, 11/15/2068	179,000	156,915
Deutsche Telekom International Finance B.V. 9.25%, 6/1/2032	119,000	145,821
Juniper Networks, Inc. 5.95%, 3/15/2041	157,000	139,364
Koninklijke KPN NV 8.38%, 10/1/2030	40,000	44,083
Motorola Solutions, Inc. 5.50%, 9/1/2044	24,000	20,320
Orange SA:
5.38%, 1/13/2042 (a)	282,000	264,172

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 2/6/2044 (a)	$180,000	$171,680
Rogers Communications, Inc.:
3.70%, 11/15/2049 (a)	237,000	162,378
4.30%, 2/15/2048	278,000	210,196
4.35%, 5/1/2049	282,000	212,586
4.50%, 3/15/2042 (d)	190,000	153,471
4.50%, 3/15/2043	88,000	69,847
4.55%, 3/15/2052 (d)	660,000	528,488
5.00%, 3/15/2044	230,000	188,331
5.45%, 10/1/2043	114,000	100,701
7.50%, 8/15/2038	107,000	118,740
Telefonica Emisiones SA:
4.67%, 3/6/2038	328,000	256,844
4.90%, 3/6/2048	398,000	293,808
5.21%, 3/8/2047	799,000	608,319
5.52%, 3/1/2049	471,000	381,416
7.05%, 6/20/2036	334,000	330,052
TELUS Corp.:
4.30%, 6/15/2049	172,000	137,235
4.60%, 11/16/2048	175,000	147,189
T-Mobile USA, Inc.:
2.25%, 11/15/2031	115,000	86,930
3.00%, 2/15/2041	799,000	532,973
3.30%, 2/15/2051	900,000	586,899
3.40%, 10/15/2052 (a)	773,000	510,829
3.60%, 11/15/2060	411,800	266,295
4.38%, 4/15/2040	596,000	487,385
4.50%, 4/15/2050	950,000	764,066
5.65%, 1/15/2053	165,000	156,153
COR, 5.80%, 9/15/2062	255,000	236,395
Verizon Communications, Inc.:
2.65%, 11/20/2040	1,030,000	668,048
2.85%, 9/3/2041	390,000	258,664
2.88%, 11/20/2050	761,000	467,551
2.99%, 10/30/2056	966,000	573,476
3.00%, 11/20/2060	486,000	282,774
3.40%, 3/22/2041	1,171,000	857,184
3.55%, 3/22/2051	1,373,000	969,489
3.70%, 3/22/2061	905,000	615,853
3.85%, 11/1/2042	139,000	105,463
3.88%, 3/1/2052	294,000	218,489
4.00%, 3/22/2050	313,000	238,966
4.13%, 8/15/2046	362,000	285,328
4.27%, 1/15/2036	466,000	398,770
4.40%, 11/1/2034	381,000	333,234
4.50%, 8/10/2033	421,000	379,241
4.52%, 9/15/2048	278,000	230,757
4.67%, 3/15/2055	146,000	121,768
4.75%, 11/1/2041	117,000	101,198
4.81%, 3/15/2039	333,000	292,730
4.86%, 8/21/2046	700,000	607,530
5.01%, 4/15/2049	293,000	261,957
5.01%, 8/21/2054	204,000	181,170
5.25%, 3/16/2037	355,000	334,666
5.50%, 3/16/2047	91,000	86,530
Security Description	Principal Amount	Value
6.55%, 9/15/2043	$213,000	$226,606
Vodafone Group PLC:
4.25%, 9/17/2050	340,000	243,987
4.38%, 2/19/2043	390,000	298,658
4.88%, 6/19/2049	554,000	437,156
5.00%, 5/30/2038 (a)	295,000	253,443
5.13%, 6/19/2059	133,000	107,008
5.25%, 5/30/2048	738,000	607,595
6.15%, 2/27/2037	394,000	373,882
6.25%, 11/30/2032	116,000	116,681
		36,511,538
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044 (a)	193,000	157,704
6.35%, 3/15/2040	203,000	194,896
		352,600
TRANSPORTATION — 3.6%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	273,000	177,745
3.05%, 2/15/2051 (a)	125,000	85,026
3.30%, 9/15/2051	147,000	104,149
3.55%, 2/15/2050	172,000	128,503
3.90%, 8/1/2046	187,000	149,351
4.05%, 6/15/2048	258,000	210,783
4.13%, 6/15/2047	137,000	113,854
4.15%, 4/1/2045	261,497	214,532
4.15%, 12/15/2048	158,000	131,140
4.38%, 9/1/2042	219,000	188,290
4.40%, 3/15/2042	114,000	97,623
4.45%, 3/15/2043	162,000	140,499
4.45%, 1/15/2053	238,000	206,227
4.55%, 9/1/2044	162,000	141,510
4.70%, 9/1/2045	181,000	160,131
4.90%, 4/1/2044	252,000	230,399
4.95%, 9/15/2041	252,000	233,344
5.05%, 3/1/2041	183,000	171,872
5.15%, 9/1/2043	203,000	191,794
5.40%, 6/1/2041	154,000	150,473
5.75%, 5/1/2040	199,000	201,191
6.15%, 5/1/2037	185,000	196,213
6.20%, 8/15/2036	132,000	141,302
Canadian National Railway Co.:
2.45%, 5/1/2050	173,000	104,456
3.20%, 8/2/2046 (a)	182,000	130,663
3.65%, 2/3/2048	196,000	150,557
4.40%, 8/5/2052	253,000	218,321
4.45%, 1/20/2049	188,000	164,320
6.20%, 6/1/2036	22,000	23,258
6.25%, 8/1/2034	111,000	118,041
6.38%, 11/15/2037	132,000	138,942
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	307,000	219,308
3.10%, 12/2/2051	462,000	304,703

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 9/15/2035	$121,000	$110,893
4.80%, 8/1/2045	142,000	125,559
5.95%, 5/15/2037	189,000	191,260
6.13%, 9/15/2115	161,000	152,670
7.13%, 10/15/2031	118,000	128,932
CSX Corp.:
2.50%, 5/15/2051	111,000	66,532
3.35%, 9/15/2049	172,000	120,883
3.80%, 11/1/2046	283,000	215,937
3.80%, 4/15/2050	156,000	117,782
3.95%, 5/1/2050	167,000	130,527
4.10%, 3/15/2044	209,000	167,430
4.25%, 11/1/2066	127,000	96,714
4.30%, 3/1/2048	218,000	179,939
4.40%, 3/1/2043	112,000	93,643
4.50%, 3/15/2049	151,000	127,979
4.50%, 8/1/2054	135,000	112,494
4.65%, 3/1/2068	185,000	150,379
4.75%, 5/30/2042	158,000	139,789
4.75%, 11/15/2048	96,000	84,698
5.50%, 4/15/2041	116,000	112,873
6.00%, 10/1/2036	113,000	114,703
6.15%, 5/1/2037	149,000	154,360
6.22%, 4/30/2040	133,000	138,930
COR, 4.10%, 11/15/2032	233,000	211,461
COR, 4.50%, 11/15/2052	183,000	153,876
FedEx Corp.:
3.25%, 5/15/2041	276,000	189,877
3.88%, 8/1/2042 (a)	187,000	137,972
3.90%, 2/1/2035	131,000	107,318
4.05%, 2/15/2048	243,000	178,245
4.10%, 4/15/2043	193,000	144,401
4.10%, 2/1/2045	168,000	121,429
4.40%, 1/15/2047	153,000	118,370
4.55%, 4/1/2046	297,000	235,067
4.75%, 11/15/2045	427,000	345,844
4.90%, 1/15/2034	116,000	105,876
4.95%, 10/17/2048	188,000	158,584
5.10%, 1/15/2044	205,000	174,473
5.25%, 5/15/2050 (a)	290,000	253,846
FedEx Corp. Pass Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	129,493	105,464
Kansas City Southern:
3.50%, 5/1/2050	138,000	96,545
4.20%, 11/15/2069	105,000	76,799
4.70%, 5/1/2048	193,000	164,947
4.30%, 5/15/2043	183,000	147,381
4.95%, 8/15/2045	163,000	142,436
Norfolk Southern Corp.:
2.90%, 8/25/2051	177,000	112,112
3.05%, 5/15/2050	206,000	134,328
3.16%, 5/15/2055	165,000	105,739
3.40%, 11/1/2049	126,000	88,325
Security Description	Principal Amount	Value
3.70%, 3/15/2053	$124,000	$90,524
3.94%, 11/1/2047	134,000	104,361
3.95%, 10/1/2042	172,000	139,525
4.05%, 8/15/2052	216,000	166,830
4.10%, 5/15/2049	187,000	148,093
4.10%, 5/15/2121	199,000	133,565
4.15%, 2/28/2048	207,000	165,565
4.45%, 6/15/2045	125,000	104,866
4.55%, 6/1/2053	178,000	150,942
4.65%, 1/15/2046	126,000	109,251
4.84%, 10/1/2041	153,000	136,698
5.10%, 8/1/2118	50,000	41,159
Union Pacific Corp.:
2.89%, 4/6/2036	204,000	155,927
2.95%, 3/10/2052	187,000	123,628
2.97%, 9/16/2062	364,000	220,919
3.20%, 5/20/2041	252,000	188,504
3.35%, 8/15/2046	136,000	97,719
3.38%, 2/1/2035	115,000	93,754
3.38%, 2/14/2042	108,000	82,244
3.50%, 2/14/2053	343,000	249,272
3.55%, 5/20/2061	119,000	82,731
3.60%, 9/15/2037	235,000	190,937
3.75%, 2/5/2070	166,000	115,305
3.80%, 10/1/2051	264,000	204,038
3.80%, 4/6/2071	295,000	208,211
3.84%, 3/20/2060	173,000	128,691
3.85%, 2/14/2072	111,000	79,546
3.88%, 2/1/2055	167,000	127,516
3.95%, 8/15/2059	145,000	109,803
4.00%, 4/15/2047	112,000	89,778
4.05%, 11/15/2045	163,000	128,732
4.05%, 3/1/2046	184,000	150,337
4.10%, 9/15/2067	136,000	102,781
4.30%, 3/1/2049	162,000	136,125
4.50%, 1/20/2033	393,000	373,444
4.50%, 9/10/2048	117,000	100,897
4.95%, 9/9/2052	393,000	367,526
COR, 5.15%, 1/20/2063	243,000	225,533
Series MTN, 3.55%, 8/15/2039	155,000	122,859
United Parcel Service, Inc.:
3.40%, 11/15/2046	80,000	59,515
3.40%, 9/1/2049 (a)	191,000	144,241
3.63%, 10/1/2042	165,000	130,190
3.75%, 11/15/2047	258,000	205,807
4.25%, 3/15/2049	162,374	139,937
4.88%, 11/15/2040	123,000	115,581
5.20%, 4/1/2040	145,000	141,765
5.30%, 4/1/2050 (a)	359,000	360,493
6.20%, 1/15/2038	551,000	594,849
		19,824,655
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	119,000	69,304

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 3/15/2033	$243,000	$216,843
5.20%, 3/15/2044	142,000	120,033
		406,180
WATER — 0.3%
American Water Capital Corp.:
3.25%, 6/1/2051	119,000	83,146
3.45%, 5/1/2050	136,000	97,859
3.75%, 9/1/2047	272,000	204,460
4.00%, 12/1/2046	108,000	84,064
4.15%, 6/1/2049	174,000	139,694
4.20%, 9/1/2048	258,000	208,209
4.30%, 12/1/2042	136,000	113,663
4.30%, 9/1/2045	119,000	97,473
6.59%, 10/15/2037	203,000	215,204
Essential Utilities, Inc.:
3.35%, 4/15/2050	173,000	114,547
4.28%, 5/1/2049	183,000	141,821
5.30%, 5/1/2052	158,000	141,897
Veolia Environnement SA 6.75%, 6/1/2038	110,000	118,839
		1,760,876
TOTAL CORPORATE BONDS & NOTES (Cost $748,322,081)		541,753,795
	Shares
SHORT-TERM INVESTMENT — 3.6%
State Street Navigator Securities Lending Portfolio II (e) (f) (Cost $20,181,620)	20,181,620	20,181,620
TOTAL INVESTMENTS — 102.0% (Cost $768,503,701)		561,935,415
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(11,251,756)
NET ASSETS — 100.0%		$550,683,659

(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2022. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$541,753,795	$—	$541,753,795
Short-Term Investment	20,181,620	—	—	20,181,620
TOTAL INVESTMENTS	$20,181,620	$541,753,795	$—	$561,935,415
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	515,028	$514,977	$21,346,872	$21,861,676	$(173)	$—	—	$—	$7,741,870
State Street Navigator Securities Lending Portfolio II	10,873,110	10,873,110	31,686,848	22,378,338	—	—	20,181,620	20,181,620	16,349
Total		$11,388,087	$53,033,720	$44,240,014	$(173)	$—		$20,181,620	$7,758,219
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
Treasury Bonds:
1.13%, 5/15/2040	$142,786,700	$89,174,756
1.13%, 8/15/2040	171,699,800	106,319,736
1.25%, 5/15/2050	147,975,300	82,750,562
1.38%, 11/15/2040	193,067,500	124,769,872
1.38%, 8/15/2050	172,387,600	99,769,323
1.63%, 11/15/2050 (a)	173,464,500	107,602,198
1.75%, 8/15/2041	193,601,700	132,344,912
1.88%, 2/15/2041	192,392,900	136,268,284
1.88%, 2/15/2051 (a)	183,953,100	121,725,215
1.88%, 11/15/2051	227,652,400	150,428,437
2.00%, 11/15/2041	169,026,500	120,959,589
2.00%, 2/15/2050	115,622,400	79,400,070
2.00%, 8/15/2051	198,739,100	135,670,489
2.25%, 5/15/2041	122,739,900	92,764,515
2.25%, 8/15/2046	115,320,500	82,994,722
2.25%, 8/15/2049	174,212,500	127,365,670
2.25%, 2/15/2052	204,593,000	148,553,699
2.38%, 2/15/2042	186,037,700	142,551,388
2.38%, 11/15/2049	100,228,600	75,406,361
2.38%, 5/15/2051	228,050,900	170,539,314
2.50%, 2/15/2045	56,299,900	42,902,283
2.50%, 2/15/2046	109,940,200	83,417,127
2.50%, 5/15/2046	87,912,700	66,593,870
2.75%, 8/15/2042	26,358,700	21,399,970
2.75%, 11/15/2042	40,468,100	32,766,515
2.75%, 8/15/2047	111,627,800	89,162,705
2.75%, 11/15/2047	70,862,000	56,645,311
2.88%, 5/15/2043	95,365,300	78,542,265
2.88%, 8/15/2045	70,106,600	57,169,741
2.88%, 11/15/2046	46,813,500	38,196,890
2.88%, 5/15/2049	110,064,400	91,697,403
2.88%, 5/15/2052 (a)	185,987,700	155,910,002
3.00%, 5/15/2042	61,826,700	52,572,016
3.00%, 11/15/2044	51,702,800	43,155,681
3.00%, 5/15/2045	39,519,500	32,980,258
3.00%, 11/15/2045	56,877,900	47,439,723
3.00%, 2/15/2047	75,122,900	62,774,573
3.00%, 5/15/2047	61,869,900	51,748,371
3.00%, 2/15/2048	137,524,500	115,692,486
3.00%, 8/15/2048	99,227,800	83,862,995
3.00%, 2/15/2049	112,337,100	95,784,930
3.00%, 8/15/2052	140,936,400	121,645,730
3.13%, 11/15/2041	46,600,800	40,528,133
3.13%, 2/15/2042	25,316,100	22,040,830
3.13%, 2/15/2043	44,167,900	37,942,987
3.13%, 8/15/2044	71,837,800	61,353,971
3.13%, 5/15/2048	112,914,800	97,583,087
3.25%, 5/15/2042	128,450,300	113,979,571
3.38%, 8/15/2042 (a)	111,293,200	100,824,683
3.38%, 5/15/2044	67,182,200	59,886,633
Security Description	Principal Amount	Value
3.38%, 11/15/2048	$102,836,600	$93,565,238
3.50%, 2/15/2039	29,430,200	28,000,076
3.63%, 8/15/2043	45,225,200	42,137,167
3.63%, 2/15/2044	61,480,000	57,080,337
3.75%, 8/15/2041	32,562,600	31,199,041
3.75%, 11/15/2043	68,860,200	65,352,634
3.88%, 8/15/2040	45,437,100	44,641,951
4.25%, 5/15/2039	30,388,700	31,665,975
4.25%, 11/15/2040	30,451,800	31,422,451
4.38%, 2/15/2038	15,161,000	16,129,883
4.38%, 11/15/2039	19,757,900	20,850,759
4.38%, 5/15/2040	50,481,900	53,092,761
4.38%, 5/15/2041	26,534,900	27,782,870
4.50%, 2/15/2036	25,833,700	27,920,579
4.50%, 5/15/2038	11,166,900	12,030,590
4.50%, 8/15/2039	26,940,800	28,898,218
4.63%, 2/15/2040	25,648,200	27,876,387
4.75%, 2/15/2037	13,843,500	15,340,328
4.75%, 2/15/2041	44,588,900	49,040,823
5.00%, 5/15/2037	28,758,000	32,622,356
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,994,862,798)		5,120,210,276
	Shares
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (b) (c)	6,503,431	6,503,431
State Street Navigator Securities Lending Portfolio II (d) (e)	242,129,602	242,129,602
TOTAL SHORT-TERM INVESTMENTS (Cost $248,633,033)		248,633,033
TOTAL INVESTMENTS — 103.8% (Cost $7,243,495,831)		5,368,843,309
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(195,005,951)
NET ASSETS — 100.0%		$5,173,837,358
(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$5,120,210,276	$—	$5,120,210,276
Short-Term Investments	248,633,033	—	—	248,633,033
TOTAL INVESTMENTS	$248,633,033	$5,120,210,276	$—	$5,368,843,309

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,609,311	$3,609,311	$74,676,306	$71,782,186	$—	$—	6,503,431	$6,503,431	$72,520
State Street Navigator Securities Lending Portfolio II	575,268,836	575,268,836	1,130,654,600	1,463,793,834	—	—	242,129,602	242,129,602	139,639
Total		$578,878,147	$1,205,330,906	$1,535,576,020	$—	$—		$248,633,033	$212,159
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.5%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$865,251	$743,455
1.50%, 12/1/2035	4,419,841	3,797,685
1.50%, 2/1/2036	3,255,442	2,797,192
1.50%, 4/1/2036	2,047,914	1,755,903
1.50%, 5/1/2036	434,330	372,399
1.50%, 7/1/2036	901,177	772,679
1.50%, 12/1/2036	1,122,483	962,429
1.50%, 4/1/2037	1,462,471	1,253,514
1.50%, 5/1/2041	4,438,382	3,553,757
1.50%, 1/1/2042	1,876,365	1,502,382
1.50%, 12/1/2050	2,599,738	1,997,818
1.50%, 2/1/2051	8,812,942	6,772,474
1.50%, 5/1/2051	2,717,371	2,089,355
1.50%, 6/1/2051	14,051,946	10,802,942
1.50%, 10/1/2051	9,829,645	7,538,505
1.50%, 11/1/2051	2,403,169	1,846,292
1.50%, 3/1/2052	2,314,014	1,777,086
2.00%, 3/1/2028	235,907	217,505
2.00%, 2/1/2032	2,015,872	1,829,987
2.00%, 7/1/2035	1,217,982	1,074,963
2.00%, 8/1/2035	1,405,057	1,240,071
2.00% 9/1/2035	5,969,462	5,271,612
2.00%, 10/1/2035	225,224	198,777
2.00%, 11/1/2035	7,556,732	6,668,471
2.00%, 1/1/2036	1,241,478	1,095,700
2.00%, 4/1/2036	3,693,395	3,254,219
2.00% 6/1/2036	1,530,783	1,348,761
2.00% 8/1/2036	700,306	617,034
2.00%, 9/1/2036	7,151,026	6,300,709
2.00%, 10/1/2036	3,675,720	3,238,646
2.00%, 1/1/2037	5,927,331	5,222,521
2.00%, 4/1/2037	4,877,982	4,295,377
2.00%, 5/1/2041	3,480,862	2,919,752
2.00%, 7/1/2041	6,164,766	5,168,152
2.00%, 8/1/2041	9,012,639	7,553,535
2.00%, 8/1/2050	166,720	135,773
2.00% 9/1/2050	5,016,683	4,084,827
2.00%, 10/1/2050	11,506,021	9,368,450
2.00%, 11/1/2050	21,199,150	17,259,161
2.00% 12/1/2050	26,007,858	21,171,850
2.00%, 1/1/2051	22,253,687	18,114,259
2.00% 2/1/2051	38,792,984	31,577,029
2.00% 3/1/2051	7,407,524	6,011,569
2.00% 4/1/2051	38,233,374	31,011,237
2.00% 5/1/2051	7,720,418	6,261,473
2.00% 6/1/2051	2,015,415	1,635,660
2.00%, 8/1/2051	5,980,466	4,848,616
2.00% 9/1/2051	32,652,483	26,470,211
2.00% 10/1/2051	8,917,256	7,228,212
2.00% 11/1/2051	56,724,334	45,975,608
Security Description	Principal Amount	Value
2.00%, 12/1/2051	$2,825,283	$2,292,498
2.00% 2/1/2052	18,820,559	15,256,579
2.00% 3/1/2052	13,010,160	10,566,710
2.50%, 4/1/2027	320,653	302,114
2.50%, 9/1/2027	212,452	200,363
2.50%, 10/1/2027	85,861	80,976
2.50% 1/1/2028	356,458	335,927
2.50%, 4/1/2028	132,990	125,271
2.50%, 5/1/2028	124,838	117,735
2.50% 6/1/2028	65,775	62,019
2.50%, 10/1/2029	23,552	22,180
2.50%, 1/1/2031	86,547	80,790
2.50%, 6/1/2031	428,660	399,160
2.50%, 10/1/2031	541,196	503,457
2.50%, 9/1/2032	1,037,178	964,853
2.50%, 11/1/2032	102,759	93,614
2.50%, 2/1/2033	82,077	74,843
2.50%, 4/1/2033	2,752,171	2,507,250
2.50%, 12/1/2033	1,999,713	1,821,755
2.50%, 1/1/2035	1,829,129	1,663,441
2.50%, 5/1/2035	1,589,399	1,441,931
2.50% 7/1/2035	5,709,101	5,201,633
2.50%, 8/1/2035	2,590,775	2,350,397
2.50%, 9/1/2035	2,525,895	2,291,537
2.50%, 10/1/2035	1,180,351	1,070,835
2.50%, 11/1/2035	1,543,279	1,400,089
2.50%, 12/1/2035	631,451	572,863
2.50%, 1/1/2036	804,593	729,936
2.50%, 4/1/2036	653,793	592,381
2.50%, 7/1/2036	2,231,567	2,021,953
2.50%, 10/1/2036	888,406	806,058
2.50%, 1/1/2037	4,743,805	4,298,213
2.50%, 2/1/2040	2,925,125	2,520,948
2.50%, 5/1/2040	122,829	105,660
2.50%, 8/1/2040	700,732	602,786
2.50%, 9/1/2040	3,170,098	2,726,991
2.50%, 6/1/2041	477,706	410,749
2.50%, 9/1/2046	95,546	81,442
2.50%, 1/1/2050	54,399	46,150
2.50%, 4/1/2050	1,211,569	1,030,514
2.50%, 5/1/2050	1,842,143	1,548,149
2.50% 6/1/2050	11,140,582	9,451,485
2.50% 7/1/2050	1,766,615	1,496,781
2.50%, 8/1/2050	9,915,434	8,383,954
2.50% 9/1/2050	21,033,208	17,893,766
2.50% 10/1/2050	54,395,908	46,195,651
2.50%, 11/1/2050	9,648,505	8,150,422
2.50%, 1/1/2051	5,738,408	4,866,817
2.50%, 6/1/2051	6,903,350	5,818,591
2.50%, 8/1/2051	783,473	660,119
2.50% 9/1/2051	50,096,546	42,211,338
2.50% 10/1/2051	2,823,688	2,375,367
2.50%, 11/1/2051	37,918,961	31,931,175
2.50% 12/1/2051	16,019,218	13,487,139
2.50%, 1/1/2052	586,076	493,256

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.50% 2/1/2052	$11,604,326	$9,762,373
2.50%, 4/1/2052	1,746,354	1,473,869
3.00%, 10/1/2026	75,013	72,088
3.00%, 11/1/2026	131,436	126,193
3.00% 3/1/2027	827,594	795,443
3.00%, 6/1/2027	85,278	81,952
3.00%, 10/1/2028	74,278	71,381
3.00%, 2/1/2029	20,797	19,968
3.00%, 7/1/2029	36,052	34,170
3.00%, 8/1/2029	106,425	100,869
3.00%, 9/1/2029	24,424	23,149
3.00%, 10/1/2030	118,975	112,208
3.00%, 11/1/2030	165,129	155,737
3.00%, 12/1/2030	508,935	479,989
3.00%, 2/1/2031	448,165	421,061
3.00%, 8/1/2031	112,529	105,723
3.00%, 11/1/2031	151,018	142,993
3.00%, 2/1/2032	88,411	83,148
3.00%, 5/1/2032	279,038	261,988
3.00%, 7/1/2032	106,275	99,781
3.00%, 10/1/2032	143,348	134,589
3.00%, 12/1/2032	2,536,200	2,381,230
3.00%, 1/1/2033	94,265	88,505
3.00%, 2/1/2033	126,956	119,316
3.00%, 3/1/2033	2,272,325	2,132,101
3.00% 4/1/2033	3,530,341	3,306,595
3.00%, 5/1/2033	76,566	71,910
3.00%, 7/1/2033	813,295	763,600
3.00% 9/1/2034	1,742,362	1,633,891
3.00%, 12/1/2034	3,760,269	3,526,175
3.00%, 1/1/2035	3,017,231	2,826,699
3.00%, 4/1/2035	244,025	222,698
3.00%, 6/1/2035	267,645	244,254
3.00% 7/1/2035	4,979,623	4,648,388
3.00%, 4/1/2036	191,700	174,915
3.00%, 8/1/2036	370,116	337,553
3.00%, 9/1/2036	203,455	185,543
3.00%, 1/1/2038	115,273	104,944
3.00% 2/1/2038	725,198	660,435
3.00%, 11/1/2039	92,297	82,353
3.00%, 6/1/2042	1,930,865	1,724,486
3.00%, 8/1/2042	149,529	133,547
3.00%, 9/1/2042	107,955	96,416
3.00% 11/1/2042	936,331	836,765
3.00%, 1/1/2043	399,683	357,302
3.00% 2/1/2043	594,162	530,472
3.00%, 3/1/2043	172,607	154,066
3.00% 4/1/2043	1,459,628	1,301,556
3.00%, 5/1/2043	813,805	725,672
3.00%, 6/1/2043	45,093	40,250
3.00%, 7/1/2043	76,591	68,364
3.00%, 8/1/2043	50,273	44,873
3.00%, 9/1/2043	49,783	44,436
3.00%, 10/1/2043	51,366	45,849
3.00%, 12/1/2044	98,435	87,209
Security Description	Principal Amount	Value
3.00%, 1/1/2045	$401,080	$355,759
3.00% 6/1/2045	409,264	362,394
3.00% 7/1/2045	515,684	457,009
3.00%, 8/1/2045	458,101	409,525
3.00%, 5/1/2046	114,991	101,879
3.00% 6/1/2046	2,310,784	2,060,055
3.00% 7/1/2046	6,072,411	5,376,251
3.00% 8/1/2046	1,184,314	1,048,251
3.00% 9/1/2046	2,061,617	1,826,399
3.00% 10/1/2046	773,426	684,991
3.00%, 11/1/2046	167,051	148,003
3.00% 12/1/2046	3,879,085	3,433,345
3.00% 1/1/2047	792,019	701,221
3.00% 2/1/2047	7,557,538	6,690,868
3.00% 7/1/2047	835,614	739,738
3.00%, 12/1/2047	264,921	234,530
3.00%, 1/1/2048	1,175,184	1,040,372
3.00%, 2/1/2048	102,708	90,926
3.00%, 3/1/2048	610,587	540,543
3.00%, 10/1/2048	608,569	538,757
3.00%, 5/1/2049	106,994	93,885
3.00%, 7/1/2049	58,893	51,677
3.00%, 8/1/2049	1,311,810	1,151,090
3.00%, 9/1/2049	1,041,197	913,631
3.00% 10/1/2049	5,031,427	4,412,011
3.00%, 12/1/2049	528,968	464,160
3.00% 1/1/2050	1,319,630	1,157,951
3.00% 2/1/2050	12,006,054	10,535,510
3.00%, 3/1/2050	1,114,889	978,295
3.00% 4/1/2050	4,069,141	3,574,440
3.00%, 5/1/2050	428,052	376,445
3.00%, 8/1/2050	259,562	227,433
3.00% 9/1/2050	5,801,769	5,077,144
3.00%, 4/1/2051	1,716,585	1,500,203
3.00%, 5/1/2051	2,990,642	2,612,735
3.00% 6/1/2051	19,847,091	17,333,319
3.00%, 7/1/2051	1,877,661	1,639,261
3.00%, 10/1/2051	3,883,076	3,387,650
3.00%, 11/1/2051	1,856,839	1,618,782
3.00%, 12/1/2051	2,296,667	2,001,510
3.00%, 2/1/2052	3,812,372	3,320,063
3.00% 3/1/2052	25,260,136	21,976,666
3.50%, 2/1/2026	42,442	41,356
3.50%, 10/1/2026	56,107	54,671
3.50%, 1/1/2029	17,580	17,041
3.50%, 3/1/2029	380,677	364,370
3.50%, 4/1/2029	141,239	135,188
3.50%, 6/1/2029	31,235	29,926
3.50%, 8/1/2029	16,604	15,908
3.50%, 9/1/2029	378,513	362,299
3.50%, 2/1/2030	11,855	11,350
3.50%, 1/1/2034	86,833	83,111
3.50%, 3/1/2034	283,742	270,517
3.50%, 8/1/2034	98,648	94,050
3.50%, 7/1/2035	116,495	109,200

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/1/2039	$49,950	$46,397
3.50%, 3/1/2039	162,391	150,699
3.50%, 4/1/2039	81,495	75,455
3.50%, 10/1/2041	607,364	562,251
3.50% 2/1/2042	380,009	351,730
3.50%, 7/1/2042	11,727	10,851
3.50%, 8/1/2042	515,740	476,783
3.50%, 9/1/2042	130,431	120,579
3.50%, 3/1/2043	75,695	69,954
3.50%, 5/1/2043	200,272	185,082
3.50%, 8/1/2043	168,533	155,608
3.50%, 11/1/2043	30,571	28,253
3.50%, 12/1/2043	574,530	530,469
3.50%, 1/1/2044	333,627	308,426
3.50%, 5/1/2044	96,100	88,060
3.50%, 6/1/2044	55,330	50,745
3.50%, 8/1/2044	25,726	23,594
3.50%, 10/1/2044	402,323	368,983
3.50%, 11/1/2044	42,686	39,149
3.50% 12/1/2044	214,803	196,896
3.50% 1/1/2045	471,886	432,426
3.50%, 2/1/2045	98,410	90,255
3.50%, 3/1/2045	208,546	191,098
3.50% 7/1/2045	95,583	87,567
3.50%, 8/1/2045	95,491	87,482
3.50%, 10/1/2045	89,439	81,938
3.50% 11/1/2045	184,038	168,496
3.50% 12/1/2045	568,573	520,547
3.50% 1/1/2046	534,616	489,407
3.50% 3/1/2046	739,192	676,930
3.50% 5/1/2046	232,217	212,486
3.50% 7/1/2046	3,445,715	3,153,304
3.50% 12/1/2046	283,829	259,817
3.50% 2/1/2047	3,976,475	3,630,309
3.50% 6/1/2047	1,493,415	1,366,792
3.50%, 7/1/2047	167,126	152,795
3.50%, 8/1/2047	148,428	135,844
3.50% 9/1/2047	3,229,124	2,952,491
3.50% 10/1/2047	987,054	903,213
3.50% 11/1/2047	1,835,051	1,693,416
3.50%, 12/1/2047	197,007	180,304
3.50% 2/1/2048	904,596	827,027
3.50% 3/1/2048	4,786,395	4,375,806
3.50% 5/1/2048	195,419	178,677
3.50% 6/1/2048	163,520	149,567
3.50% 11/1/2048	714,840	653,562
3.50%, 3/1/2049	1,463,384	1,330,330
3.50% 4/1/2049	550,809	500,771
3.50%, 6/1/2049	115,786	105,259
3.50%, 7/1/2049	840,443	764,029
3.50% 8/1/2049	1,479,688	1,345,151
3.50% 9/1/2049	1,885,072	1,713,678
3.50% 10/1/2049	715,538	650,481
3.50% 12/1/2049	26,240,825	23,888,147
3.50% 1/1/2050	18,543,825	16,852,342
Security Description	Principal Amount	Value
3.50% 6/1/2050	$391,766	$354,667
3.50%, 6/1/2051	1,870,209	1,689,276
3.50%, 7/1/2051	203,811	184,060
4.00%, 6/1/2025	64,001	62,650
4.00%, 2/1/2027	118,023	115,640
4.00%, 11/1/2033	34,065	33,171
4.00%, 6/1/2035	74,524	71,793
4.00%, 10/1/2039	248,013	236,254
4.00% 10/1/2040	518,915	494,234
4.00%, 12/1/2040	208,563	198,631
4.00% 1/1/2041	331,272	315,496
4.00%, 12/1/2041	38,649	36,833
4.00%, 2/1/2042	108,984	103,759
4.00%, 4/1/2042	19,164	18,264
4.00%, 6/1/2042	65,698	62,568
4.00%, 10/1/2043	95,965	91,454
4.00%, 12/1/2043	597,337	568,385
4.00% 5/1/2044	41,320	39,274
4.00% 7/1/2044	133,352	126,683
4.00%, 8/1/2044	70,044	66,503
4.00%, 10/1/2044	63,776	60,617
4.00% 11/1/2044	303,554	288,211
4.00%, 12/1/2044	17,484	16,618
4.00%, 2/1/2045	359,598	341,102
4.00%, 4/1/2045	23,697	22,501
4.00% 5/1/2045	746,621	709,960
4.00%, 9/1/2045	76,397	72,468
4.00% 10/1/2045	416,886	395,514
4.00%, 11/1/2045	244,165	231,606
4.00% 12/1/2045	183,617	174,288
4.00%, 1/1/2046	296,632	281,660
4.00% 2/1/2046	1,482,217	1,405,977
4.00%, 9/1/2046	120,595	113,495
4.00%, 12/1/2046	169,694	160,966
4.00% 1/1/2047	2,404,972	2,266,649
4.00%, 2/1/2047	1,086,462	1,023,974
4.00%, 5/1/2047	75,109	70,759
4.00%, 6/1/2047	82,348	77,658
4.00% 7/1/2047	339,953	320,427
4.00%, 8/1/2047	161,427	152,233
4.00%, 9/1/2047	81,047	76,431
4.00%, 11/1/2047	184,370	172,773
4.00%, 12/1/2047	89,580	84,479
4.00% 2/1/2048	633,862	597,147
4.00%, 3/1/2048	158,043	148,889
4.00%, 4/1/2048	137,614	129,738
4.00%, 5/1/2048	116,331	109,673
4.00%, 6/1/2048	2,013,560	1,898,230
4.00% 7/1/2048	120,713	113,804
4.00% 9/1/2048	1,087,324	1,024,079
4.00% 10/1/2048	1,194,498	1,125,504
4.00% 11/1/2048	634,010	597,182
4.00%, 12/1/2048	779,475	734,643
4.00% 1/1/2049	1,002,549	953,384
4.00% 3/1/2049	1,741,201	1,636,033

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/1/2049	$2,060,712	$1,940,850
4.00%, 6/1/2049	564,625	530,440
4.00% 7/1/2049	1,194,709	1,122,550
4.00%, 8/1/2049	179,622	168,747
4.00%, 9/1/2049	432,525	406,338
4.00%, 1/1/2050	1,348,950	1,267,279
4.00%, 5/1/2050	279,655	261,772
4.00%, 6/1/2050	390,163	365,213
4.00%, 7/1/2050	159,584	149,379
4.00%, 2/1/2051	11,582,169	10,880,932
4.50%, 2/1/2039	37,158	36,485
4.50%, 7/1/2041	66,457	65,139
4.50%, 9/1/2041	18,250	17,888
4.50%, 10/1/2041	146,947	144,043
4.50%, 10/1/2043	48,521	47,549
4.50%, 3/1/2044	54,165	52,938
4.50%, 7/1/2044	203,491	198,881
4.50%, 9/1/2044	127,381	124,799
4.50%, 10/1/2044	52,225	50,992
4.50%, 7/1/2045	178,136	174,616
4.50%, 8/1/2045	17,245	16,806
4.50%, 3/1/2046	187,445	183,018
4.50%, 8/1/2046	121,959	118,660
4.50%, 3/1/2047	272,644	265,395
4.50%, 7/1/2047	286,320	279,834
4.50%, 12/1/2047	131,682	127,823
4.50%, 6/1/2048	947,319	915,523
4.50%, 7/1/2048	47,278	45,738
4.50%, 8/1/2048	146,711	141,787
4.50%, 9/1/2048	1,246,473	1,204,635
4.50%, 11/1/2048	27,520	26,623
4.50% 1/1/2049	590,112	566,905
4.50% 3/1/2049	1,605,434	1,551,045
4.50%, 4/1/2049	143,269	138,296
4.50%, 5/1/2049	292,387	282,239
4.50%, 8/1/2049	3,327,866	3,216,168
4.50%, 2/1/2050	516,332	498,410
4.50%, 4/1/2050	731,082	697,969
5.00%, 12/1/2033	201,965	202,490
5.00%, 9/1/2038	17,795	17,898
5.00%, 9/1/2039	72,382	72,834
5.00%, 12/1/2039	240,431	241,662
5.00%, 1/1/2040	111,630	112,201
5.00%, 12/1/2041	46,011	46,327
5.00%, 12/1/2044	168,972	169,972
5.00%, 7/1/2048	154,764	152,958
5.00% 8/1/2048	718,047	708,867
5.00% 9/1/2048	1,876,873	1,852,998
5.00%, 5/1/2049	1,210,033	1,194,684
5.00%, 9/1/2049	6,339,415	6,258,370
5.00%, 10/1/2049	2,110,176	2,083,199
5.00%, 11/1/2049	966,141	953,886
5.00%, 3/1/2050	1,776,653	1,754,118
5.50%, 9/1/2035	3,186	3,264
5.50%, 12/1/2036	8,658	8,882
Security Description	Principal Amount	Value
5.50%, 7/1/2037	$87,515	$89,781
5.50%, 4/1/2038	70,833	72,647
5.50%, 5/1/2038	2,582	2,648
5.50%, 8/1/2038	123,603	126,804
6.00%, 7/1/2040	248,172	259,205
COR, 2.00%, 6/1/2052	2,960,445	2,395,300
Federal National Mortgage Association:
1.50%, 10/1/2035	1,545,024	1,327,435
1.50% 11/1/2035	3,072,702	2,639,754
1.50% 12/1/2035	2,119,391	1,820,773
1.50%, 1/1/2036	2,268,314	1,948,862
1.50% 2/1/2036	7,139,921	6,134,390
1.50%, 3/1/2036	817,514	700,894
1.50%, 4/1/2036	1,165,448	1,000,097
1.50%, 6/1/2036	1,009,533	865,521
1.50%, 7/1/2036	8,080,138	6,927,491
1.50%, 8/1/2036	599,899	514,322
1.50%, 10/1/2036	1,052,315	902,200
1.50%, 12/1/2036	404,748	347,010
1.50%, 1/1/2037	39,107,230	33,528,508
1.50%, 3/1/2037	29,055,844	24,902,748
1.50%, 4/1/2037	3,071,617	2,632,576
1.50%, 5/1/2041	5,308,983	4,251,233
1.50%, 1/1/2042	4,801,234	3,844,647
1.50%, 12/1/2050	19,825,294	15,236,366
1.50%, 1/1/2051	7,051,452	5,419,264
1.50%, 3/1/2051	8,705,817	6,679,469
1.50%, 5/1/2051	912,192	701,302
1.50%, 7/1/2051	1,390,803	1,069,121
1.50%, 9/1/2051	247,534	190,205
1.50%, 10/1/2051	22,656,777	17,368,775
1.50%, 11/1/2051	11,968,725	9,194,314
2.00%, 2/1/2028	525,301	483,965
2.00%, 11/1/2031	86,142	78,200
2.00%, 2/1/2032	708,661	643,318
2.00%, 4/1/2035	243,060	214,511
2.00%, 5/1/2035	1,369,365	1,208,526
2.00%, 7/1/2035	210,277	185,579
2.00%, 8/1/2035	6,991,088	6,174,078
2.00% 9/1/2035	14,875,489	13,130,756
2.00%, 10/1/2035	12,079,397	10,660,612
2.00%, 11/1/2035	3,408,201	3,007,891
2.00% 12/1/2035	10,596,403	9,351,656
2.00%, 1/1/2036	4,148,375	3,660,619
2.00% 2/1/2036	5,789,882	5,110,426
2.00%, 3/1/2036	2,852,516	2,517,474
2.00% 4/1/2036	4,921,306	4,340,903
2.00%, 5/1/2036	23,563,556	20,763,472
2.00% 7/1/2036	6,421,291	5,658,025
2.00%, 12/1/2036	19,541,656	17,218,018
2.00%, 5/1/2037	5,522,010	4,862,084
2.00%, 8/1/2040	644,175	540,942
2.00%, 10/1/2040	3,146,608	2,641,611
2.00%, 11/1/2040	6,665,262	5,594,259

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 12/1/2040	$3,806,388	$3,194,090
2.00%, 1/1/2041	11,869,917	9,959,211
2.00%, 5/1/2041	1,739,604	1,459,142
2.00%, 6/1/2041	611,385	512,675
2.00% 10/1/2041	7,207,737	6,042,933
2.00%, 11/1/2041	8,112,378	6,791,111
2.00%, 2/1/2042	4,016,068	3,358,110
2.00%, 4/1/2042	3,071,521	2,575,008
2.00%, 6/1/2050	2,608,711	2,124,914
2.00% 7/1/2050	13,660,011	11,125,644
2.00%, 8/1/2050	5,513,604	4,490,228
2.00% 9/1/2050	7,296,588	5,941,707
2.00% 10/1/2050	26,240,119	21,372,069
2.00% 11/1/2050	38,156,591	31,089,822
2.00% 12/1/2050	17,813,608	14,501,219
2.00% 1/1/2051	69,905,080	56,917,160
2.00% 2/1/2051	54,433,665	44,321,985
2.00% 3/1/2051	54,819,615	44,567,461
2.00% 4/1/2051	32,952,793	26,743,715
2.00% 5/1/2051	38,582,062	31,341,838
2.00%, 6/1/2051	19,277,467	15,634,328
2.00% 7/1/2051	74,036,586	60,151,882
2.00% 8/1/2051	2,308,246	1,871,486
2.00%, 9/1/2051	11,794,268	9,561,678
2.00%, 10/1/2051	15,557	12,611
2.00% 11/1/2051	62,309,493	50,510,412
2.00%, 12/1/2051	1,404,568	1,139,755
2.00%, 1/1/2052	10,090,835	8,177,564
2.00%, 2/1/2052	29,475,524	23,884,538
2.00%, 3/1/2052	4,931,390	3,989,561
2.50% 12/1/2027	624,472	588,344
2.50%, 3/1/2028	112,915	106,365
2.50%, 5/1/2028	282,996	266,580
2.50% 7/1/2028	194,329	183,056
2.50%, 8/1/2028	92,787	87,404
2.50% 9/1/2028	1,261,862	1,188,860
2.50%, 10/1/2028	43,877	41,332
2.50%, 12/1/2028	1,443,299	1,359,579
2.50% 3/1/2029	236,079	222,406
2.50%, 6/1/2029	4,114,594	3,876,551
2.50%, 8/1/2029	250,386	235,901
2.50%, 2/1/2030	34,028	32,016
2.50%, 4/1/2030	164,958	153,824
2.50%, 5/1/2030	47,883	44,651
2.50%, 6/1/2030	787,424	734,275
2.50% 7/1/2030	1,162,401	1,094,592
2.50%, 8/1/2030	985,992	919,441
2.50%, 11/1/2030	152,046	141,783
2.50% 8/1/2031	1,173,466	1,091,602
2.50% 9/1/2031	1,403,473	1,305,563
2.50% 10/1/2031	2,452,258	2,300,175
2.50% 11/1/2031	1,489,736	1,386,254
2.50%, 12/1/2031	190,514	177,223
2.50%, 1/1/2032	162,589	151,246
2.50%, 2/1/2032	539,886	502,223
Security Description	Principal Amount	Value
2.50%, 4/1/2032	$352,856	$321,382
2.50%, 6/1/2032	2,442,424	2,272,035
2.50%, 8/1/2032	335,523	312,116
2.50%, 10/1/2032	453,652	413,187
2.50%, 11/1/2032	293,171	267,020
2.50%, 12/1/2032	91,446	83,289
2.50% 1/1/2033	711,100	654,237
2.50%, 4/1/2033	783,295	728,651
2.50%, 12/1/2033	2,803,891	2,614,636
2.50%, 6/1/2034	197,897	179,975
2.50%, 8/1/2034	1,235,435	1,152,046
2.50% 10/1/2034	326,468	296,676
2.50%, 11/1/2034	248,002	225,543
2.50%, 12/1/2034	1,178,029	1,071,347
2.50% 1/1/2035	3,711,754	3,375,617
2.50%, 2/1/2035	1,761,607	1,602,076
2.50%, 4/1/2035	1,013,989	922,162
2.50%, 6/1/2035	6,575,469	5,965,479
2.50% 7/1/2035	1,680,342	1,530,296
2.50% 8/1/2035	7,421,345	6,732,886
2.50%, 1/1/2036	442,799	401,721
2.50%, 2/1/2036	2,177,347	1,975,360
2.50%, 7/1/2036	1,795,729	1,626,872
2.50%, 10/1/2036	1,005,917	891,046
2.50%, 2/1/2040	3,394,974	2,926,003
2.50%, 5/1/2040	1,854,831	1,595,443
2.50%, 7/1/2040	301,273	259,124
2.50%, 2/1/2041	5,335,886	4,589,511
2.50%, 6/1/2041	3,390,870	2,915,563
2.50%, 4/1/2042	4,852,351	4,169,986
2.50%, 12/1/2042	276,501	238,320
2.50%, 1/1/2043	4,204,021	3,623,498
2.50% 2/1/2043	1,128,551	972,711
2.50%, 4/1/2043	264,392	227,722
2.50%, 5/1/2043	193,516	166,676
2.50%, 8/1/2046	277,627	236,651
2.50%, 10/1/2046	776,208	661,647
2.50%, 4/1/2048	289,859	247,078
2.50% 11/1/2049	13,438,546	11,400,446
2.50%, 12/1/2049	1,464,661	1,242,530
2.50%, 1/1/2050	673,637	571,473
2.50%, 2/1/2050	822,502	697,761
2.50%, 3/1/2050	4,294,472	3,643,001
2.50% 5/1/2050	1,520,362	1,280,002
2.50% 6/1/2050	30,707,160	26,114,546
2.50% 7/1/2050	25,182,787	21,215,338
2.50% 8/1/2050	34,771,575	29,566,193
2.50% 9/1/2050	12,372,737	10,479,880
2.50% 10/1/2050	12,486,510	10,543,052
2.50% 11/1/2050	3,176,229	2,688,369
2.50% 12/1/2050	2,062,010	1,744,673
2.50% 2/1/2051	4,241,354	3,572,066
2.50% 3/1/2051	6,773,043	5,712,846
2.50% 4/1/2051	21,668,960	18,284,710
2.50% 5/1/2051	23,495,839	19,814,534

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.50% 7/1/2051	$31,994,837	$26,960,277
2.50% 8/1/2051	26,685,708	22,484,988
2.50% 9/1/2051	28,185,876	23,744,639
2.50% 10/1/2051	44,731,998	37,680,971
2.50% 11/1/2051	9,428,922	7,937,014
2.50%, 12/1/2051	5,645,135	4,753,009
2.50% 1/1/2052	68,364,735	57,551,144
2.50%, 2/1/2052	9,614,752	8,080,629
3.00% 12/1/2026	80,898	77,673
3.00%, 2/1/2027	11,010	10,571
3.00%, 4/1/2027	89,674	86,173
3.00%, 7/1/2027	125,868	120,954
3.00% 8/1/2027	345,932	332,299
3.00%, 6/1/2028	601,158	577,689
3.00%, 9/1/2028	88,356	84,907
3.00%, 10/1/2028	33,601	32,231
3.00%, 11/1/2028	61,281	58,782
3.00% 6/1/2029	591,642	567,107
3.00%, 7/1/2029	47,656	45,125
3.00% 8/1/2029	61,786	58,504
3.00%, 9/1/2029	23,435	22,191
3.00%, 10/1/2029	102,564	97,117
3.00% 2/1/2030	204,171	194,576
3.00% 3/1/2030	1,273,713	1,202,200
3.00%, 4/1/2030	75,938	71,614
3.00% 5/1/2030	887,924	853,261
3.00%, 6/1/2030	29,081	27,425
3.00%, 7/1/2030	456,488	437,874
3.00% 9/1/2030	387,668	371,395
3.00%, 11/1/2030	205,485	193,784
3.00%, 12/1/2030	40,996	38,662
3.00% 1/1/2031	1,269,410	1,215,032
3.00% 4/1/2031	231,189	217,204
3.00%, 1/1/2032	138,049	129,699
3.00%, 6/1/2032	142,329	136,525
3.00%, 7/1/2032	255,773	240,157
3.00%, 8/1/2032	870,024	816,906
3.00% 11/1/2032	3,332,769	3,125,803
3.00% 12/1/2032	543,926	510,892
3.00%, 1/1/2033	109,877	103,169
3.00%, 3/1/2033	391,436	367,292
3.00%, 5/1/2033	69,470	65,229
3.00%, 9/1/2033	3,893,974	3,658,432
3.00% 2/1/2034	834,487	783,493
3.00%, 7/1/2034	815,781	764,955
3.00%, 10/1/2034	627,068	588,000
3.00%, 11/1/2034	573,038	536,823
3.00%, 12/1/2034	1,738,168	1,629,874
3.00% 1/1/2035	634,470	593,361
3.00%, 2/1/2035	79,093	72,117
3.00% 4/1/2035	822,476	768,433
3.00%, 5/1/2035	3,555,096	3,321,506
3.00%, 12/1/2035	143,634	134,196
3.00%, 2/1/2036	1,315,369	1,199,237
3.00%, 6/1/2036	1,729,417	1,576,463
Security Description	Principal Amount	Value
3.00%, 7/1/2036	$1,233,744	$1,124,629
3.00%, 8/1/2036	1,819,368	1,658,459
3.00%, 9/1/2036	180,935	164,933
3.00%, 12/1/2036	241,325	220,529
3.00%, 6/1/2037	3,021,295	2,754,085
3.00%, 8/1/2037	102,616	93,335
3.00%, 3/1/2038	821,499	747,201
3.00%, 8/1/2038	2,307,932	2,103,813
3.00%, 11/1/2039	154,931	138,237
3.00%, 2/1/2040	1,380,368	1,231,627
3.00%, 3/1/2040	3,282,150	2,985,304
3.00%, 4/1/2040	1,761,590	1,561,256
3.00%, 11/1/2041	5,583,593	4,941,867
3.00%, 6/1/2042	1,469,113	1,301,131
3.00%, 9/1/2042	83,891	74,920
3.00% 10/1/2042	335,950	300,024
3.00% 12/1/2042	243,039	217,048
3.00%, 1/1/2043	1,068,920	954,613
3.00% 2/1/2043	399,832	357,074
3.00%, 3/1/2043	369,821	327,317
3.00% 4/1/2043	342,764	305,633
3.00% 5/1/2043	1,292,880	1,151,727
3.00% 6/1/2043	465,921	415,447
3.00% 7/1/2043	269,833	240,602
3.00% 8/1/2043	4,060,198	3,620,926
3.00%, 9/1/2043	69,957	62,379
3.00%, 1/1/2044	76,206	67,951
3.00%, 3/1/2044	121,781	108,588
3.00% 10/1/2044	1,914,550	1,703,772
3.00%, 12/1/2044	443,327	389,001
3.00% 1/1/2045	432,014	383,778
3.00% 4/1/2045	259,082	229,363
3.00% 5/1/2045	382,086	338,258
3.00%, 8/1/2045	380,502	339,282
3.00% 11/1/2045	167,766	148,522
3.00%, 12/1/2045	80,027	70,848
3.00%, 4/1/2046	2,914,024	2,579,768
3.00% 5/1/2046	611,687	541,385
3.00%, 6/1/2046	4,588,710	4,065,407
3.00% 8/1/2046	1,443,080	1,277,226
3.00% 9/1/2046	6,157,970	5,461,645
3.00% 10/1/2046	6,672,976	5,900,553
3.00% 11/1/2046	3,019,120	2,673,724
3.00% 12/1/2046	380,379	336,662
3.00% 1/1/2047	4,342,427	3,843,349
3.00%, 2/1/2047	88,422	78,844
3.00% 3/1/2047	498,747	441,490
3.00% 4/1/2047	11,552,149	10,224,530
3.00% 7/1/2047	4,740,287	4,195,483
3.00%, 8/1/2047	394,423	349,091
3.00%, 9/1/2047	387,871	343,293
3.00% 10/1/2047	5,754,341	5,093,136
3.00% 12/1/2047	2,051,117	1,815,380
3.00%, 1/1/2048	1,352,268	1,197,058
3.00%, 2/1/2048	1,053,868	932,908

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/1/2048	$8,483,155	$7,564,162
3.00%, 9/1/2048	1,685,812	1,492,060
3.00%, 11/1/2048	1,086,663	961,939
3.00%, 6/1/2049	427,407	375,031
3.00%, 7/1/2049	279,403	245,164
3.00% 9/1/2049	3,628,637	3,183,670
3.00% 10/1/2049	1,763,348	1,547,262
3.00% 11/1/2049	3,826,307	3,357,422
3.00% 12/1/2049	1,301,876	1,150,703
3.00% 1/1/2050	7,359,034	6,456,893
3.00% 2/1/2050	17,620,359	15,461,649
3.00% 3/1/2050	11,449,166	10,062,691
3.00% 4/1/2050	2,281,239	2,001,301
3.00% 7/1/2050	9,078,208	7,962,028
3.00% 8/1/2050	16,819,752	14,739,363
3.00% 9/1/2050	10,136,097	8,880,386
3.00%, 1/1/2051	2,386,935	2,089,087
3.00%, 3/1/2051	1,373,481	1,200,768
3.00%, 4/1/2051	2,310,131	2,018,944
3.00% 5/1/2051	12,830,090	11,214,320
3.00% 6/1/2051	8,886,633	7,759,067
3.00% 7/1/2051	3,921,600	3,423,648
3.00%, 8/1/2051	7,315,388	6,384,237
3.00%, 9/1/2051	8,613,226	7,514,211
3.00%, 1/1/2052	5,657,036	4,928,211
3.00%, 2/1/2052	4,753,385	4,139,510
3.00%, 5/1/2052	9,796,634	8,520,011
3.50% 12/1/2025	46,621	45,361
3.50%, 1/1/2026	4,326	4,209
3.50%, 1/1/2027	25,963	25,261
3.50%, 1/1/2028	51,315	49,905
3.50%, 2/1/2028	1,203,542	1,171,016
3.50%, 10/1/2028	512,303	496,168
3.50%, 1/1/2029	45,660	44,221
3.50%, 5/1/2029	62,769	60,085
3.50%, 10/1/2029	22,374	21,417
3.50%, 9/1/2030	5,411,337	5,176,891
3.50%, 12/1/2030	65,551	62,711
3.50%, 3/1/2031	372,959	356,801
3.50%, 6/1/2031	333,543	319,093
3.50%, 4/1/2032	196,958	188,284
3.50% 5/1/2032	3,167,857	3,035,297
3.50%, 7/1/2032	5,502,361	5,181,306
3.50% 9/1/2032	1,162,450	1,114,785
3.50%, 2/1/2033	108,642	103,877
3.50%, 3/1/2033	205,414	196,368
3.50%, 4/1/2033	354,013	335,071
3.50%, 5/1/2033	227,890	217,895
3.50%, 6/1/2033	76,517	73,162
3.50%, 3/1/2034	254,029	243,166
3.50%, 4/1/2034	299,728	285,764
3.50% 6/1/2034	177,417	167,719
3.50%, 7/1/2034	43,839	41,797
3.50% 11/1/2034	594,548	564,521
3.50%, 5/1/2035	998,946	954,953
Security Description	Principal Amount	Value
3.50%, 9/1/2035	$596,148	$570,320
3.50%, 2/1/2036	1,548,274	1,450,030
3.50%, 7/1/2037	95,142	88,735
3.50%, 10/1/2037	379,770	354,195
3.50%, 11/1/2037	894,421	834,189
3.50%, 2/1/2038	511,419	476,978
3.50%, 12/1/2038	79,762	74,017
3.50%, 6/1/2039	57,001	52,786
3.50%, 9/1/2040	384,014	351,848
3.50%, 12/1/2040	85,792	79,350
3.50%, 1/1/2041	77,901	72,051
3.50%, 2/1/2042	102,101	94,417
3.50% 5/1/2042	323,231	298,803
3.50%, 6/1/2042	153,663	142,050
3.50%, 7/1/2042	75,968	70,226
3.50%, 9/1/2042	295,882	273,520
3.50%, 10/1/2042	565,170	522,456
3.50%, 1/1/2043	52,464	48,499
3.50%, 2/1/2043	764,853	707,048
3.50%, 4/1/2043	163,978	151,397
3.50% 5/1/2043	215,556	199,120
3.50%, 6/1/2043	586,255	541,277
3.50% 8/1/2043	1,236,414	1,141,556
3.50%, 1/1/2044	48,612	44,882
3.50%, 5/1/2044	299,024	276,425
3.50%, 8/1/2044	108,774	99,775
3.50%, 9/1/2044	148,966	136,488
3.50%, 10/1/2044	103,542	94,869
3.50%, 11/1/2044	478,396	438,325
3.50% 12/1/2044	1,277,169	1,170,191
3.50% 1/1/2045	160,062	146,655
3.50% 2/1/2045	5,917,635	5,469,055
3.50%, 3/1/2045	91,577	83,807
3.50%, 4/1/2045	181,444	166,049
3.50% 5/1/2045	447,161	409,221
3.50%, 6/1/2045	320,722	293,510
3.50% 7/1/2045	1,232,263	1,127,711
3.50% 8/1/2045	3,265,217	3,001,542
3.50% 9/1/2045	657,660	605,729
3.50%, 10/1/2045	256,646	234,871
3.50% 11/1/2045	2,032,195	1,861,347
3.50% 12/1/2045	2,117,798	1,938,113
3.50% 2/1/2046	932,015	852,671
3.50% 3/1/2046	6,219,826	5,741,604
3.50% 4/1/2046	996,452	911,196
3.50% 5/1/2046	236,481	216,246
3.50% 6/1/2046	320,635	293,266
3.50% 7/1/2046	434,245	397,091
3.50% 8/1/2046	3,440,891	3,166,026
3.50% 10/1/2046	645,627	590,389
3.50%, 11/1/2046	169,978	155,435
3.50%, 12/1/2046	74,860	68,455
3.50% 1/1/2047	3,147,277	2,887,131
3.50% 2/1/2047	849,725	782,606
3.50% 3/1/2047	370,442	338,680

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50% 4/1/2047	$390,652	$357,233
3.50% 5/1/2047	13,227,545	12,100,027
3.50%, 6/1/2047	735,457	673,057
3.50%, 7/1/2047	4,359,076	4,029,629
3.50%, 8/1/2047	94,461	86,357
3.50% 9/1/2047	978,535	894,584
3.50%, 10/1/2047	86,497	79,077
3.50% 11/1/2047	4,570,885	4,179,421
3.50% 12/1/2047	8,114,270	7,431,622
3.50% 1/1/2048	9,381,022	8,576,331
3.50% 2/1/2048	4,268,348	3,888,118
3.50% 3/1/2048	6,753,025	6,171,778
3.50% 4/1/2048	649,210	593,165
3.50% 5/1/2048	1,268,482	1,159,657
3.50%, 6/1/2048	148,570	135,742
3.50% 7/1/2048	10,969,625	10,033,131
3.50%, 8/1/2048	151,828	138,802
3.50%, 9/1/2048	22,314	20,388
3.50% 11/1/2048	1,322,726	1,209,247
3.50% 4/1/2049	3,618,869	3,295,561
3.50%, 6/1/2049	4,294,531	3,911,298
3.50%, 7/1/2049	1,336,326	1,214,812
3.50%, 8/1/2049	2,555,794	2,323,393
3.50% 9/1/2049	4,666,549	4,254,437
3.50%, 10/1/2049	1,159,491	1,054,057
3.50%, 11/1/2049	633,441	575,841
3.50%, 12/1/2049	289,118	261,415
3.50% 1/1/2050	1,925,445	1,750,362
3.50%, 3/1/2050	441,667	404,115
3.50% 4/1/2050	11,350,508	10,314,398
3.50% 5/1/2050	6,008,240	5,483,395
3.50% 6/1/2050	843,465	763,651
3.50%, 8/1/2050	1,283,865	1,161,881
3.50%, 11/1/2050	823,141	745,312
3.50%, 1/1/2051	1,963,957	1,785,373
3.50%, 6/1/2051	2,048,050	1,849,845
3.50%, 8/1/2051	1,356,527	1,225,036
3.50%, 6/1/2052	15,958,272	14,359,268
4.00%, 5/1/2026	668,873	654,735
4.00%, 6/1/2026	343,461	336,201
4.00%, 8/1/2026	13,797	13,506
4.00%, 9/1/2027	53,896	52,743
4.00%, 5/1/2029	1,495,376	1,463,380
4.00%, 11/1/2033	36,767	35,770
4.00%, 1/1/2034	97,012	93,378
4.00%, 2/1/2034	76,458	74,384
4.00%, 8/1/2034	667,656	650,665
4.00%, 5/1/2037	62,805	60,075
4.00%, 6/1/2038	1,821,361	1,749,923
4.00%, 9/1/2038	96,162	91,886
4.00%, 2/1/2039	430,515	411,374
4.00%, 12/1/2039	1,682,452	1,602,842
4.00%, 9/1/2040	497,081	473,400
4.00%, 10/1/2040	90,887	86,557
4.00%, 12/1/2040	77,668	73,968
Security Description	Principal Amount	Value
4.00%, 2/1/2041	$112,903	$107,525
4.00% 10/1/2041	424,023	403,696
4.00%, 12/1/2041	30,125	28,680
4.00%, 2/1/2042	222,159	211,504
4.00%, 4/1/2042	172,696	164,306
4.00%, 12/1/2042	224,345	213,445
4.00%, 9/1/2043	174,020	165,330
4.00% 10/1/2043	263,828	250,654
4.00%, 12/1/2043	54,714	51,982
4.00%, 2/1/2044	58,694	55,763
4.00%, 4/1/2044	9,886,509	9,387,085
4.00%, 5/1/2044	214,521	203,684
4.00%, 6/1/2044	29,097	27,627
4.00% 7/1/2044	1,448,376	1,376,003
4.00% 8/1/2044	327,381	311,623
4.00%, 9/1/2044	16,388	15,560
4.00% 10/1/2044	23,053	21,888
4.00% 11/1/2044	398,623	378,487
4.00% 12/1/2044	1,299,076	1,235,881
4.00%, 1/1/2045	137,511	130,565
4.00% 3/1/2045	2,063,601	1,961,551
4.00% 6/1/2045	1,490,388	1,414,788
4.00%, 7/1/2045	414,267	392,940
4.00%, 8/1/2045	314,164	298,476
4.00% 9/1/2045	308,709	292,816
4.00% 12/1/2045	1,657,439	1,571,182
4.00%, 2/1/2046	70,010	66,406
4.00% 3/1/2046	7,861,981	7,484,446
4.00% 4/1/2046	393,602	372,370
4.00%, 6/1/2046	117,781	111,105
4.00%, 7/1/2046	176,052	165,928
4.00% 9/1/2046	2,129,719	2,026,881
4.00%, 10/1/2046	616,641	581,181
4.00% 11/1/2046	3,203,568	3,047,330
4.00%, 12/1/2046	341,454	321,819
4.00%, 2/1/2047	143,572	136,181
4.00% 3/1/2047	489,432	461,114
4.00% 4/1/2047	10,770,181	10,153,805
4.00% 5/1/2047	682,196	642,754
4.00% 6/1/2047	2,224,233	2,092,972
4.00% 7/1/2047	2,071,865	1,951,991
4.00% 8/1/2047	471,459	445,414
4.00% 9/1/2047	5,499,126	5,182,780
4.00% 10/1/2047	4,398,232	4,143,758
4.00% 11/1/2047	293,949	276,942
4.00% 1/1/2048	5,323,920	5,015,886
4.00% 2/1/2048	4,731,105	4,457,417
4.00%, 4/1/2048	85,957	80,955
4.00% 5/1/2048	171,364	161,394
4.00% 6/1/2048	2,145,553	2,020,708
4.00% 7/1/2048	2,014,540	1,897,318
4.00% 8/1/2048	2,350,666	2,215,155
4.00% 9/1/2048	5,735,817	5,403,727
4.00% 10/1/2048	7,212,532	6,825,785
4.00% 11/1/2048	878,974	827,828

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00% 12/1/2048	$2,882,156	$2,714,449
4.00% 1/1/2049	1,040,076	984,172
4.00% 2/1/2049	238,552	224,671
4.00% 3/1/2049	3,000,368	2,807,965
4.00%, 4/1/2049	237,213	223,193
4.00%, 5/1/2049	65,229	61,279
4.00% 6/1/2049	6,236,483	5,875,629
4.00% 7/1/2049	6,327,703	5,960,206
4.00%, 8/1/2049	29,633	27,838
4.00%, 9/1/2049	1,675,288	1,573,833
4.00% 12/1/2049	2,090,184	1,969,020
4.00%, 3/1/2050	698,456	653,831
4.00% 4/1/2050	3,283,377	3,073,596
4.00% 6/1/2050	1,273,133	1,191,791
4.00%, 7/1/2050	479,247	448,627
4.00%, 9/1/2050	748,155	702,847
4.00%, 10/1/2050	1,476,031	1,381,725
4.00%, 12/1/2050	669,941	627,138
4.00%, 8/1/2052	15,745,185	14,603,069
4.50%, 11/1/2024	6,778	6,652
4.50%, 3/1/2029	429,213	421,102
4.50%, 4/1/2031	27,674	27,146
4.50%, 6/1/2040	692,475	678,130
4.50%, 8/1/2040	1,274,716	1,248,311
4.50%, 9/1/2040	1,164,364	1,140,244
4.50%, 5/1/2041	68,912	67,484
4.50%, 9/1/2041	37,180	36,406
4.50%, 1/1/2042	88,654	86,810
4.50% 10/1/2042	648,467	635,009
4.50% 9/1/2043	169,134	165,622
4.50%, 10/1/2043	87,264	85,431
4.50% 12/1/2043	585,222	572,931
4.50%, 3/1/2044	28,755	28,075
4.50%, 4/1/2044	18,989	18,540
4.50%, 5/1/2044	63,190	61,862
4.50% 6/1/2044	1,475,571	1,440,705
4.50%, 8/1/2044	330,691	323,841
4.50%, 10/1/2044	76,922	75,105
4.50%, 12/1/2044	264,652	258,398
4.50%, 5/1/2045	260,056	253,433
4.50%, 10/1/2045	526,084	515,034
4.50%, 5/1/2046	383,323	372,229
4.50%, 7/1/2046	107,346	104,810
4.50%, 8/1/2046	149,493	145,961
4.50%, 3/1/2047	2,138,479	2,073,668
4.50%, 5/1/2047	1,733,826	1,697,910
4.50%, 7/1/2047	325,073	315,351
4.50% 8/1/2047	1,127,938	1,093,754
4.50%, 9/1/2047	125,032	121,242
4.50%, 12/1/2047	128,781	124,878
4.50%, 1/1/2048	294,847	285,911
4.50% 2/1/2048	3,871,089	3,753,768
4.50%, 6/1/2048	102,411	98,975
4.50% 7/1/2048	316,027	305,426
4.50% 8/1/2048	340,498	329,074
Security Description	Principal Amount	Value
4.50% 9/1/2048	$1,207,769	$1,167,251
4.50% 10/1/2048	3,975,833	3,842,451
4.50% 11/1/2048	4,240,413	4,098,155
4.50%, 12/1/2048	111,110	107,383
4.50% 2/1/2049	5,014,125	4,825,441
4.50%, 3/1/2049	1,139,121	1,099,568
4.50%, 4/1/2049	215,442	207,962
4.50% 5/1/2049	2,010,720	1,941,995
4.50% 6/1/2049	695,548	671,396
4.50%, 7/1/2049	312,518	301,667
4.50%, 8/1/2049	590,845	570,330
4.50% 9/1/2049	1,985,892	1,916,937
4.50%, 11/1/2049	4,983,349	4,839,122
4.50% 2/1/2050	940,152	907,508
4.50% 3/1/2050	3,993,055	3,857,803
4.50%, 4/1/2050	1,717,187	1,660,131
4.50%, 5/1/2050	944,629	911,829
4.50%, 6/1/2050	1,405,358	1,341,812
4.50%, 9/1/2050	1,652,064	1,596,640
4.50%, 10/1/2050	443,792	428,904
4.50%, 12/1/2050	174,706	168,640
5.00%, 6/1/2039	198,504	198,797
5.00%, 8/1/2039	244,037	245,289
5.00%, 6/1/2040	94,588	95,133
5.00%, 7/1/2040	47,971	48,248
5.00%, 9/1/2040	45,850	46,114
5.00%, 2/1/2041	32,399	32,585
5.00%, 6/1/2041	596,670	600,209
5.00%, 3/1/2042	84,405	84,892
5.00%, 7/1/2044	32,994	32,981
5.00%, 1/1/2045	19,407	19,399
5.00%, 5/1/2048	303,652	299,778
5.00%, 7/1/2048	181,008	178,699
5.00% 8/1/2048	232,054	229,855
5.00%, 9/1/2048	521,608	514,954
5.00%, 10/1/2048	863,459	852,444
5.00%, 11/1/2048	497,480	491,134
5.00%, 1/1/2049	80,957	79,924
5.00%, 8/1/2049	835,257	824,602
5.00%, 10/1/2049	604,237	596,528
5.00%, 12/1/2049	7,345,777	7,252,068
5.00%, 3/1/2050	906,191	894,698
5.50%, 1/1/2035	161,518	164,681
5.50%, 4/1/2036	77,427	79,226
5.50%, 11/1/2038	38,486	39,429
5.50%, 12/1/2038	15,630	16,013
5.50%, 12/1/2039	30,664	31,415
5.50%, 7/1/2041	67,122	68,782
5.50%, 4/1/2050	780,361	787,139
5.50%, 10/15/2052 (a)	19,000,000	18,879,692
6.00%, 1/1/2037	15,532	16,203
6.00%, 9/1/2037	23,078	24,075
6.00%, 9/1/2039	17,585	18,347
6.00%, 6/1/2040	42,919	44,774
6.00%, 10/1/2040	54,249	56,600

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
COR, 3.00%, 4/1/2052	$13,644,893	$11,869,443
COR, 4.50%, 8/1/2052	3,033,725	2,888,965
TBA, 2.00%, 10/15/2037 (a)	4,000,000	3,519,812
TBA, 3.00%, 10/18/2037 (a)	2,000,000	1,856,566
TBA, 3.00%, 10/15/2052 (a)	4,950,000	4,300,317
TBA, 3.50%, 10/15/2037 (a)	1,000,000	944,835
TBA, 3.50%, 10/15/2052 (a)	29,900,000	26,871,489
TBA, 4.00%, 10/15/2052 (a)	27,600,000	25,579,487
TBA, 4.50%, 10/15/2052 (a)	44,925,000	42,748,159
TBA, 5.00%, 10/15/2052 (a)	21,600,000	21,041,618
Freddie Mac Pool 3.00%, 2/1/2052	3,134,825	2,732,760
Government National Mortgage Association:
1.50%, 2/20/2051	836,243	668,542
1.50%, 9/20/2051	922,971	736,337
1.50%, 10/20/2051	466,171	371,648
1.50%, 11/20/2051	471,073	375,424
2.00%, 8/20/2050	4,125,583	3,457,595
2.00%, 9/20/2050	2,796,054	2,343,335
2.00%, 11/20/2050	2,189,671	1,835,133
2.00%, 12/20/2050	8,097,963	6,786,792
2.00%, 1/20/2051	23,700,698	19,863,231
2.00%, 2/20/2051	3,984,202	3,334,692
2.00% 3/20/2051	17,216,814	14,406,127
2.00%, 4/20/2051	17,269,619	14,443,637
2.00%, 5/20/2051	16,813,515	14,056,978
2.00%, 6/20/2051	32,426,850	27,100,529
2.00%, 7/20/2051	2,915,612	2,435,804
2.00%, 8/20/2051	10,002,947	8,353,721
2.00%, 9/20/2051	12,330,437	10,293,661
2.00%, 10/20/2051	6,593,593	5,502,409
2.00%, 11/20/2051	9,606,084	8,013,392
2.00%, 12/20/2051	13,345,272	11,128,500
2.00%, 1/20/2052	30,205,329	25,178,622
2.00%, 4/20/2052	3,723,523	3,094,036
2.00%, 5/20/2052	3,429,527	2,849,742
2.50%, 1/20/2043	34,999	30,375
2.50%, 3/20/2043	217,084	188,392
2.50%, 8/20/2046	554,567	485,022
2.50%, 10/20/2046	119,739	104,723
2.50%, 12/20/2046	1,222,806	1,069,461
2.50%, 9/20/2048	6,150,502	5,379,206
2.50%, 12/20/2049	727,079	625,413
2.50%, 1/20/2050	799,472	687,683
2.50%, 2/20/2050	929,271	804,955
2.50%, 6/20/2050	2,143,771	1,856,981
2.50%, 7/20/2050	2,497,726	2,163,584
Security Description	Principal Amount	Value
2.50%, 8/20/2050	$7,883,514	$6,828,870
2.50%, 9/20/2050	12,984,202	11,247,196
2.50%, 10/20/2050	15,455,220	13,387,645
2.50%, 11/20/2050	1,235,547	1,070,258
2.50%, 12/20/2050	7,386,953	6,398,738
2.50%, 1/20/2051	13,679,846	11,849,778
2.50% 2/20/2051	22,536,066	19,443,410
2.50% 3/20/2051	10,850,605	9,368,577
2.50% 4/20/2051	15,625,782	13,476,688
2.50%, 5/20/2051	2,563,323	2,209,963
2.50%, 6/20/2051	18,337,559	15,804,018
2.50%, 7/20/2051	14,574,142	12,556,058
2.50%, 8/20/2051	4,732,051	4,075,342
2.50%, 9/20/2051	6,912,465	5,951,025
2.50%, 10/20/2051	10,611,918	9,132,651
2.50%, 11/20/2051	7,175,385	6,178,868
2.50%, 1/20/2052	16,756,695	14,410,516
2.50%, 2/20/2052	11,977,096	10,296,431
2.50%, 5/20/2052	5,886,903	5,050,046
3.00%, 5/20/2032	151,635	141,603
3.00%, 5/15/2042	51,179	46,193
3.00%, 7/20/2042	102,765	92,767
3.00%, 8/20/2042	9,022,620	8,144,833
3.00%, 9/20/2042	155,413	140,293
3.00%, 12/20/2042	130,184	117,519
3.00%, 1/20/2043	194,149	175,260
3.00%, 3/20/2043	151,635	136,743
3.00%, 4/20/2043	91,841	82,822
3.00%, 7/20/2043	3,017,057	2,720,768
3.00%, 8/20/2043	263,866	237,953
3.00%, 10/20/2043	606,678	547,100
3.00%, 11/20/2044	92,841	83,454
3.00%, 12/20/2044	184,841	166,152
3.00%, 2/15/2045	68,279	61,358
3.00%, 3/15/2045	36,555	32,710
3.00%, 3/20/2045	18,659	16,761
3.00%, 4/20/2045	5,485,703	4,927,590
3.00%, 5/20/2045	78,763	70,749
3.00%, 6/20/2045	6,812,528	6,119,424
3.00%, 7/20/2045	820,092	736,656
3.00%, 8/20/2045	36,243	32,556
3.00%, 9/20/2045	220,093	197,701
3.00%, 12/20/2045	93,289	83,798
3.00%, 1/20/2046	332,038	298,257
3.00% 2/20/2046	4,047,736	3,644,431
3.00%, 5/20/2046	105,519	94,773
3.00%, 6/20/2046	3,287,146	2,964,469
3.00%, 7/20/2046	76,170	68,413
3.00%, 8/20/2046	7,315,539	6,570,494
3.00%, 9/20/2046	2,819,708	2,532,538
3.00%, 10/20/2046	432,740	389,052
3.00%, 12/20/2046	575,044	516,479
3.00%, 1/20/2047	971,080	872,181
3.00%, 2/20/2047	176,279	158,326
3.00%, 6/20/2047	48,019	43,127

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 7/20/2047	$3,259,991	$2,927,890
3.00%, 9/20/2047	61,713	55,426
3.00%, 10/20/2047	1,438,473	1,291,933
3.00%, 11/20/2047	3,128,103	2,809,438
3.00%, 12/20/2047	1,565,201	1,405,751
3.00%, 1/20/2048	596,867	536,063
3.00%, 2/20/2048	275,653	247,572
3.00%, 3/20/2048	354,135	318,059
3.00%, 4/20/2048	487,008	437,395
3.00%, 9/20/2048	249,377	223,972
3.00%, 12/20/2048	105,571	94,816
3.00%, 6/20/2049	89,646	80,513
3.00%, 8/20/2049	1,444,357	1,293,173
3.00%, 9/20/2049	2,289,829	2,049,515
3.00%, 11/20/2049	2,326,545	2,080,450
3.00%, 12/20/2049	1,334,565	1,194,811
3.00%, 1/20/2050	13,248,399	11,843,368
3.00%, 2/20/2050	3,708,591	3,314,260
3.00%, 3/20/2050	738,434	659,157
3.00%, 4/20/2050	10,748,909	9,593,265
3.00%, 5/20/2050	8,464,064	7,552,771
3.00%, 6/20/2050	10,511,176	9,377,865
3.00%, 7/20/2050	10,731,097	9,572,427
3.00%, 8/20/2050	4,913,632	4,382,338
3.00%, 9/20/2050	1,673,128	1,492,218
3.00%, 12/20/2050	1,539,018	1,372,137
3.00%, 1/20/2051	1,051,964	937,734
3.00%, 5/20/2051	6,013,807	5,343,538
3.00%, 6/20/2051	1,143,477	1,015,713
3.00%, 7/20/2051	3,478,838	3,089,172
3.00%, 8/20/2051	6,538,892	5,810,245
3.00%, 12/20/2051	5,304,733	4,698,147
3.50%, 12/20/2041	1,704,977	1,583,263
3.50%, 2/15/2042	85,008	78,949
3.50%, 4/15/2042	27,906	25,917
3.50%, 4/20/2042	436,443	405,145
3.50%, 6/20/2042	211,003	195,872
3.50%, 9/20/2042	691,038	641,482
3.50%, 10/20/2042	854,698	793,406
3.50%, 11/20/2042	13,436	12,472
3.50% 2/20/2043	565,035	524,527
3.50% 3/20/2043	108,891	101,088
3.50% 4/20/2043	115,037	106,793
3.50%, 5/20/2043	92,871	86,223
3.50%, 7/20/2043	495,152	459,706
3.50%, 9/20/2043	108,459	100,695
3.50%, 10/20/2043	557,352	517,454
3.50%, 11/20/2043	497,671	462,046
3.50%, 1/20/2044	67,817	62,962
3.50%, 3/20/2044	762,160	707,601
3.50%, 4/20/2044	76,848	71,332
3.50%, 5/20/2044	83,260	77,284
3.50%, 6/20/2044	1,945,436	1,805,802
3.50%, 7/20/2044	39,973	37,104
3.50%, 8/20/2044	58,741	54,525
Security Description	Principal Amount	Value
3.50%, 10/20/2044	$1,583,611	$1,469,947
3.50%, 11/20/2044	151,926	141,021
3.50%, 12/20/2044	16,027	14,877
3.50%, 1/20/2045	574,710	533,460
3.50%, 2/20/2045	171,889	159,552
3.50%, 3/20/2045	19,251	17,722
3.50% 4/20/2045	1,825,183	1,680,185
3.50%, 5/20/2045	162,938	149,994
3.50%, 6/20/2045	34,712	31,955
3.50%, 7/20/2045	290,395	267,325
3.50%, 8/20/2045	178,739	164,539
3.50%, 9/20/2045	91,450	84,185
3.50%, 10/20/2045	307,219	282,812
3.50%, 11/20/2045	795,174	732,003
3.50%, 12/20/2045	22,859	21,043
3.50% 1/20/2046	4,014,929	3,695,969
3.50% 2/20/2046	3,977,031	3,661,082
3.50%, 4/20/2046	1,921,357	1,766,980
3.50%, 5/20/2046	769,095	707,300
3.50%, 6/20/2046	477,123	438,787
3.50%, 7/20/2046	7,579,211	6,970,238
3.50%, 8/20/2046	300,440	276,301
3.50%, 9/20/2046	340,752	313,373
3.50%, 10/20/2046	380,723	350,133
3.50%, 11/20/2046	1,788,764	1,645,040
3.50%, 12/20/2046	1,146,011	1,053,932
3.50%, 1/20/2047	73,754	67,828
3.50%, 2/20/2047	822,920	756,800
3.50%, 3/20/2047	324,623	298,559
3.50%, 5/20/2047	246,900	227,076
3.50%, 6/20/2047	134,885	124,055
3.50%, 7/20/2047	163,380	150,263
3.50%, 8/20/2047	286,626	263,613
3.50%, 9/20/2047	2,163,178	1,989,496
3.50%, 10/20/2047	2,080,086	1,913,075
3.50%, 12/20/2047	1,134,046	1,042,993
3.50%, 1/20/2048	4,928,554	4,532,839
3.50% 2/20/2048	931,123	856,353
3.50%, 4/20/2048	133,589	122,863
3.50%, 5/20/2048	1,125,394	1,035,036
3.50%, 6/20/2048	59,979	55,163
3.50%, 8/20/2048	43,305	39,907
3.50%, 11/20/2048	705,333	649,981
3.50%, 2/20/2049	61,421	56,601
3.50%, 3/20/2049	143,239	131,998
3.50%, 6/20/2049	2,317,511	2,133,280
3.50%, 7/20/2049	754,644	694,552
3.50%, 8/20/2049	1,125,785	1,035,988
3.50%, 9/20/2049	2,212,070	2,035,035
3.50%, 10/20/2049	7,307,396	6,722,576
3.50%, 12/20/2049	1,098,176	1,009,994
3.50%, 1/20/2050	6,559,365	6,032,653
3.50%, 2/20/2050	7,167,985	6,592,402
3.50%, 3/20/2050	2,280,682	2,097,545
3.50%, 5/20/2050	1,682,482	1,547,155

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/20/2050	$5,950,107	$5,471,655
3.50%, 7/20/2050	1,912,519	1,758,177
3.50%, 11/20/2050	965,008	887,390
3.50%, 12/20/2050	4,029,110	3,704,508
3.50%, 1/20/2051	1,520,859	1,398,099
3.50%, 2/20/2051	1,455,337	1,338,084
3.50%, 5/20/2051	276,169	253,580
3.50%, 8/20/2051	8,209,392	7,495,763
3.50%, 9/20/2051	2,629,292	2,400,732
3.50%, 6/20/2052	3,467,039	3,147,589
4.00%, 2/15/2040	4,661	4,459
4.00%, 4/15/2040	48,028	45,945
4.00%, 11/20/2041	44,706	42,870
4.00%, 2/20/2042	47,964	45,995
4.00%, 5/20/2042	44,231	42,385
4.00%, 8/20/2042	20,806	19,938
4.00%, 8/20/2043	48,535	46,181
4.00%, 11/20/2043	287,307	273,375
4.00%, 3/20/2044	49,109	46,666
4.00%, 7/15/2044	60,552	57,483
4.00%, 7/20/2044	51,129	48,585
4.00%, 8/20/2044	123,888	117,724
4.00%, 12/20/2044	131,779	125,223
4.00%, 1/20/2045	46,818	44,488
4.00%, 2/20/2045	141,422	134,386
4.00%, 5/15/2045	16,165	15,341
4.00%, 6/15/2045	25,160	23,876
4.00%, 7/20/2045	164,324	155,784
4.00%, 8/20/2045	29,824	28,274
4.00%, 10/20/2045	58,102	55,083
4.00%, 11/20/2045	157,038	148,876
4.00%, 1/20/2046	37,724	35,763
4.00%, 4/20/2046	124,972	118,476
4.00%, 5/20/2046	271,477	257,368
4.00%, 1/20/2047	212,711	201,323
4.00%, 3/20/2047	131,783	124,728
4.00%, 4/20/2047	32,524	30,778
4.00%, 5/20/2047	80,237	75,930
4.00%, 6/20/2047	86,018	81,400
4.00%, 7/20/2047	1,769,165	1,674,184
4.00%, 8/20/2047	93,216	88,211
4.00%, 9/20/2047	457,262	432,713
4.00%, 11/20/2047	1,355,942	1,283,145
4.00%, 2/20/2048	2,656,683	2,514,054
4.00%, 3/20/2048	1,412,860	1,337,008
4.00%, 4/20/2048	3,443,390	3,259,740
4.00%, 5/20/2048	1,951,476	1,847,396
4.00%, 6/20/2048	3,167,251	2,998,328
4.00%, 8/20/2048	1,453,905	1,376,363
4.00%, 9/20/2048	158,488	150,035
4.00%, 10/20/2048	298,239	282,332
4.00%, 11/20/2048	211,436	200,159
4.00%, 2/20/2049	356,211	337,213
4.00%, 3/20/2049	931,233	881,566
4.00%, 4/20/2049	306,722	289,228
Security Description	Principal Amount	Value
4.00%, 5/20/2049	$2,190,179	$2,065,266
4.00%, 6/20/2049	2,604,789	2,456,230
4.00%, 7/20/2049	8,108,294	7,645,850
4.00%, 10/20/2049	767,372	723,606
4.00%, 11/20/2049	115,764	109,161
4.00%, 12/20/2049	604,050	569,599
4.00%, 1/20/2050	788,183	743,231
4.00%, 2/20/2050	395,108	372,574
4.00%, 3/20/2050	5,524,300	5,209,231
4.00%, 6/20/2050	4,627,513	4,363,591
4.00%, 7/20/2050	963,003	911,642
4.00%, 8/20/2050	367,546	347,943
4.00%, 11/20/2051	1,842,652	1,732,020
4.50%, 6/15/2039	8,412	8,270
4.50%, 4/15/2040	42,862	42,143
4.50%, 6/15/2040	27,119	26,665
4.50%, 9/20/2040	42,337	41,794
4.50%, 3/15/2041	25,086	24,665
4.50%, 6/15/2041	9,589	9,427
4.50%, 7/15/2041	21,212	20,853
4.50%, 7/20/2041	82,145	81,092
4.50%, 12/20/2041	69,882	68,986
4.50%, 10/20/2043	17,647	17,326
4.50%, 12/20/2043	49,151	48,258
4.50%, 1/20/2044	40,575	39,838
4.50%, 4/20/2044	56,187	55,166
4.50%, 5/20/2045	27,965	27,326
4.50%, 10/20/2045	40,025	39,110
4.50%, 11/20/2045	106,810	104,369
4.50%, 1/20/2046	2,169,313	2,119,739
4.50%, 6/20/2046	83,427	81,911
4.50%, 7/20/2046	45,300	44,264
4.50%, 12/20/2046	194,727	191,188
4.50%, 3/20/2047	470,513	459,097
4.50%, 6/20/2047	449,323	436,680
4.50%, 8/20/2047	62,316	60,563
4.50%, 12/20/2047	35,046	33,995
4.50%, 1/20/2048	68,924	66,856
4.50%, 3/20/2048	680,910	660,481
4.50%, 4/20/2048	765,953	742,972
4.50%, 6/20/2048	418,651	405,816
4.50%, 7/20/2048	429,524	416,356
4.50%, 8/20/2048	894,389	866,969
4.50%, 9/20/2048	1,306,083	1,266,041
4.50%, 11/20/2048	69,598	67,465
4.50%, 12/20/2048	1,516,667	1,470,170
4.50%, 1/20/2049	2,051,895	1,988,989
4.50%, 2/20/2049	379,827	368,182
4.50%, 4/20/2049	186,670	180,948
4.50%, 5/20/2049	157,308	152,485
4.50%, 6/20/2049	2,718,837	2,635,484
4.50%, 7/20/2049	858,847	832,517
4.50%, 9/20/2049	342,151	331,661
4.50%, 2/20/2050	2,083,514	2,019,638
4.50%, 4/20/2050	3,280,069	3,141,395

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/20/2050	$585,471	$567,522
4.50%, 10/20/2050	2,944,331	2,854,065
5.00%, 12/15/2038	15,455	15,832
5.00%, 5/15/2039	22,436	22,903
5.00%, 5/20/2041	490,087	493,399
5.00%, 11/20/2042	61,340	61,768
5.00%, 3/20/2043	14,739	14,839
5.00%, 4/20/2043	37,623	37,885
5.00%, 5/20/2043	12,422	12,509
5.00%, 8/20/2043	53,056	53,408
5.00%, 5/20/2044	33,975	34,200
5.00%, 6/20/2044	19,267	19,395
5.00%, 7/20/2044	50,592	50,934
5.00%, 12/20/2045	242,754	244,365
5.00%, 4/20/2048	25,302	25,172
5.00%, 5/20/2048	149,315	148,336
5.00%, 7/20/2048	50,826	50,493
5.00%, 10/20/2048	73,254	72,739
5.00%, 1/20/2049	471,892	468,571
5.00%, 2/20/2049	306,983	304,822
5.00%, 4/20/2049	216,633	215,108
5.00%, 6/20/2049	1,439,422	1,429,290
5.00%, 7/20/2049	204,293	202,954
5.00%, 5/20/2050	546,534	543,740
5.50%, 9/15/2035	26,981	27,591
5.50%, 7/15/2038	7,949	8,187
5.50%, 3/15/2039	49,966	52,020
5.50%, 2/20/2049	53,138	54,052
6.00%, 8/15/2040	16,584	17,468
6.00%, 9/15/2040	27,833	29,468
6.00%, 1/20/2046	72,008	76,543
COR, 2.50%, 6/20/2052	3,447,736	2,959,297
COR, 3.00%, 5/20/2052	7,898,803	6,970,294
TBA, 2.50%, 10/20/2052 (a)	4,800,000	4,113,994
TBA, 3.00%, 10/20/2052 (a)	8,225,000	7,252,854
Security Description	Principal Amount	Value
TBA, 3.50%, 10/20/2052 (a)	$12,100,000	$10,977,810
TBA, 4.00%, 10/20/2052 (a)	21,500,000	20,049,782
TBA, 4.50%, 10/20/2052 (a)	17,000,000	16,249,127
TBA, 5.00%, 10/20/2052 (a)	13,500,000	13,191,309
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,381,521,077)		3,710,486,516
	Shares
SHORT-TERM INVESTMENT — 5.5%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (b) (c) (Cost $204,620,246)	204,650,703	204,691,634
TOTAL INVESTMENTS — 105.0% (Cost $4,586,141,323)		3,915,178,150
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(186,636,628)
NET ASSETS — 100.0%		$3,728,541,522
(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.
TBA	To Be Announced

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$3,710,486,516	$—	$3,710,486,516
Short-Term Investment	204,691,634	—	—	204,691,634
TOTAL INVESTMENTS	$204,691,634	$3,710,486,516	$—	$3,915,178,150
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	106,300,902	$106,290,272	$193,039,869	$94,684,659	$7,222	$38,930	204,650,703	$204,691,634	$448
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/1/2024	$3,247,000	$3,155,499
WPP Finance 2010 3.75%, 9/19/2024	6,866,000	6,650,957
		9,806,456
AEROSPACE & DEFENSE — 1.6%
Boeing Co.:
1.43%, 2/4/2024	39,779,000	37,819,884
1.95%, 2/1/2024 (a)	2,614,000	2,507,140
2.80%, 3/1/2024	128,000	123,383
4.88%, 5/1/2025	18,594,000	18,140,120
General Dynamics Corp.:
2.38%, 11/15/2024	3,848,000	3,670,107
3.25%, 4/1/2025	6,697,000	6,467,695
3.50%, 5/15/2025	3,835,000	3,730,765
L3Harris Technologies, Inc.:
3.83%, 4/27/2025	3,492,000	3,375,158
3.95%, 5/28/2024	522,000	513,230
Northrop Grumman Corp. 2.93%, 1/15/2025	8,570,000	8,182,636
Raytheon Technologies Corp.:
3.20%, 3/15/2024	10,233,000	10,010,535
3.70%, 12/15/2023	115,000	113,796
3.95%, 8/16/2025 (a)	7,865,000	7,670,813
Teledyne Technologies, Inc. 0.95%, 4/1/2024	7,560,000	7,061,040
		109,386,302
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.35%, 5/6/2025	6,868,000	6,376,457
3.80%, 2/14/2024	3,216,000	3,153,159
4.00%, 1/31/2024	3,585,000	3,529,289
BAT Capital Corp.:
2.79%, 9/6/2024	4,341,000	4,131,026
3.22%, 8/15/2024	16,934,000	16,294,064
Bunge, Ltd. Finance Corp. 1.63%, 8/17/2025	3,238,000	2,914,200
Philip Morris International, Inc.:
1.50%, 5/1/2025	3,629,000	3,326,124
2.88%, 5/1/2024	3,974,000	3,851,164
3.25%, 11/10/2024 (a)	8,956,000	8,665,288
3.38%, 8/11/2025	5,449,000	5,215,728
Reynolds American, Inc. 4.45%, 6/12/2025	21,453,000	20,748,913
		78,205,412
Security Description	Principal Amount	Value
AIRLINES — 0.1%
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	$291,019	$273,019
Delta Air Lines 2019-1 Class AA Pass Through Trust Series AA, 3.20%, 10/25/2025	1,586,000	1,526,937
Southwest Airlines Co. 5.25%, 5/4/2025	7,438,000	7,432,422
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	209,444	198,283
		9,430,661
APPAREL — 0.2%
NIKE, Inc. 2.40%, 3/27/2025 (a)	4,127,000	3,909,507
PVH Corp. 4.63%, 7/10/2025	5,205,000	4,990,502
Ralph Lauren Corp. 3.75%, 9/15/2025	1,100,000	1,071,279
Tapestry, Inc. 4.25%, 4/1/2025	654,000	642,764
VF Corp. 2.40%, 4/23/2025	4,490,000	4,195,501
		14,809,553
AUTO MANUFACTURERS — 3.7%
American Honda Finance Corp.:
1.50%, 1/13/2025	5,263,000	4,891,222
Series GMTN, 3.55%, 1/12/2024 (a)	3,815,000	3,761,666
Series MTN, 0.55%, 7/12/2024	5,989,000	5,563,661
Series MTN, 0.75%, 8/9/2024 (a)	11,394,000	10,592,660
Series MTN, 1.00%, 9/10/2025	7,100,000	6,356,559
Series MTN, 1.20%, 7/8/2025	900,000	815,103
Series MTN, 2.15%, 9/10/2024 (a)	5,044,000	4,799,416
Series MTN, 2.40%, 6/27/2024	3,615,000	3,474,087
Series MTN, 2.90%, 2/16/2024	4,889,000	4,766,873
Series MTN, 3.63%, 10/10/2023	2,280,000	2,255,650
Aptiv PLC/Aptiv Corp. 2.40%, 2/18/2025	5,521,000	5,158,878
General Motors Co. 5.40%, 10/2/2023	4,579,000	4,578,679

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	$5,301,000	$4,977,745
1.20%, 10/15/2024	3,932,000	3,610,126
2.75%, 6/20/2025	7,475,000	6,882,831
2.90%, 2/26/2025	8,327,000	7,803,565
3.50%, 11/7/2024	3,954,000	3,794,298
3.80%, 4/7/2025	14,419,000	13,734,386
3.95%, 4/13/2024	7,818,000	7,624,348
4.00%, 1/15/2025	7,449,000	7,164,523
4.30%, 7/13/2025	8,230,000	7,869,526
4.35%, 4/9/2025	6,130,000	5,925,565
5.10%, 1/17/2024	6,090,000	6,057,114
Honda Motor Co., Ltd. 2.27%, 3/10/2025	4,403,000	4,147,538
Magna International, Inc. 3.63%, 6/15/2024	4,250,000	4,163,555
PACCAR Financial Corp.:
2.85%, 4/7/2025	6,305,000	6,039,496
3.15%, 6/13/2024	3,820,000	3,729,963
3.55%, 8/11/2025	5,099,000	4,951,078
4.95%, 10/3/2025	2,360,000	2,368,142
Series DM#N, 0.50%, 8/9/2024	3,212,000	2,980,543
Series MTN, 0.35%, 2/2/2024	3,895,000	3,686,111
Series MTN, 0.90%, 11/8/2024	3,661,000	3,375,771
Series MTN, 1.80%, 2/6/2025 (a)	213,000	200,090
Toyota Motor Corp.:
0.68%, 3/25/2024	15,100,000	14,244,736
2.36%, 7/2/2024 (a)	3,482,000	3,345,680
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	3,558,000	3,290,759
1.45%, 1/13/2025	6,465,000	5,997,839
2.50%, 3/22/2024	1,206,000	1,169,157
3.35%, 1/8/2024	3,965,000	3,910,243
3.65%, 8/18/2025	7,603,000	7,358,411
3.95%, 6/30/2025	7,834,000	7,654,836
4.40%, 9/20/2024	6,900,000	6,857,289
Series MTN, 0.45%, 1/11/2024 (a)	3,635,000	3,450,088
Series MTN, 0.50%, 6/18/2024	10,130,000	9,438,931
Series MTN, 1.80%, 2/13/2025 (a)	10,320,000	9,632,585
Series MTN, 2.00%, 10/7/2024 (a)	570,000	540,742
Series MTN, 2.25%, 10/18/2023	876,000	856,737
Series MTN, 2.90%, 4/17/2024	3,961,000	3,857,895
Series MTN, 3.00%, 4/1/2025	6,419,000	6,149,017
Security Description	Principal Amount	Value
Series MTN, 3.40%, 4/14/2025	$3,809,000	$3,682,960
		259,538,673
AUTO PARTS & EQUIPMENT — 0.0% (b)
BorgWarner, Inc. 3.38%, 3/15/2025 (a)	3,091,000	2,961,673
BANKS — 36.1%
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	2,300,000	2,028,554
1 year CMT + 2.30%, 5.86%, 9/14/2026 (c)	5,190,000	5,074,523
Banco Santander SA:
2.71%, 6/27/2024 (a)	16,850,000	16,103,039
2.75%, 5/28/2025	9,460,000	8,651,643
3.50%, 3/24/2025 (a)	12,655,000	12,076,540
3.89%, 5/24/2024	4,562,000	4,444,893
5.15%, 8/18/2025	8,180,000	7,956,850
Bank of America Corp.:
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	10,150,000	9,607,076
SOFR + 0.67%, 1.84%, 2/4/2025 (c)	8,306,000	7,898,009
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	12,493,000	11,612,368
SOFR + 1.11%, 3.84%, 4/25/2025 (a)	22,160,000	21,557,248
SOFR + 1.33%, 3.38%, 4/2/2026 (c)	9,900,000	9,357,084
SOFR + 1.75%, 4.83%, 7/22/2026 (a) (c)	19,880,000	19,410,434
Series L, 3.95%, 4/21/2025 (a)	11,133,000	10,743,122
Series MTN, 3.88%, 8/1/2025 (a)	8,230,000	7,991,248
Series MTN, 4.00%, 4/1/2024 (a)	10,647,000	10,532,545
Series MTN, 4.00%, 1/22/2025	16,411,000	15,894,053
Series MTN, 4.13%, 1/22/2024	11,786,000	11,689,591
Series MTN, 4.20%, 8/26/2024	19,284,000	18,981,434
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	10,650,000	9,768,499
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	14,841,000	13,898,003
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	17,577,000	17,031,234
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	13,441,000	12,761,020

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (c)	$13,517,000	$12,364,000
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	14,766,000	14,033,754
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	17,930,000	16,317,555
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026	19,180,000	17,008,632
Bank of Montreal:
0.45%, 12/8/2023	3,650,000	3,470,384
2.15%, 3/8/2024 (a)	4,277,000	4,110,240
3.70%, 6/7/2025	11,055,000	10,635,794
4.25%, 9/14/2024	3,790,000	3,728,526
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	4,152,000	4,097,152
Series E, 3.30%, 2/5/2024	9,127,000	8,933,690
Series MTN, 0.63%, 7/9/2024	13,486,000	12,488,306
Series MTN, 1.50%, 1/10/2025 (a)	5,859,000	5,395,787
Series MTN, 1.85%, 5/1/2025 (a)	5,871,000	5,410,303
Series MTN, 2.50%, 6/28/2024 (a)	5,376,000	5,156,552
Bank of New York Mellon Corp.:
3.35%, 4/25/2025	6,991,000	6,752,887
SOFR + 1.35%, 4.41%, 7/24/2026 (c)	5,934,000	5,801,494
Series 0012, 3.65%, 2/4/2024	3,919,000	3,864,604
Series G, 3.00%, 2/24/2025 (a)	1,465,000	1,409,154
Series J, 0.85%, 10/25/2024	3,847,000	3,552,474
Series MTN, 0.35%, 12/7/2023	3,878,000	3,694,066
Series MTN, 0.50%, 4/26/2024	2,781,000	2,611,248
Series MTN, 1.60%, 4/24/2025	6,392,000	5,901,094
Series MTN, 2.10%, 10/24/2024	13,037,000	12,347,082
Series MTN, 3.25%, 9/11/2024	150,000	146,142
Series MTN, SOFR + 0.57%, 3.43%, 6/13/2025 (c)	5,665,000	5,526,717
Bank of Nova Scotia:
0.65%, 7/31/2024	7,102,000	6,554,152
0.70%, 4/15/2024	9,111,000	8,537,645
1.30%, 6/11/2025	7,875,000	7,090,729
Security Description	Principal Amount	Value
1.45%, 1/10/2025 (a)	$8,569,000	$7,862,829
2.20%, 2/3/2025 (a)	7,968,000	7,445,538
2.44%, 3/11/2024	5,546,000	5,357,270
3.40%, 2/11/2024	6,097,000	5,979,023
3.45%, 4/11/2025	8,393,000	8,039,067
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	3,213,000	3,151,760
Barclays PLC:
3.65%, 3/16/2025	15,840,000	15,022,181
4.38%, 9/11/2024	6,859,000	6,636,974
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	5,902,000	5,555,494
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	29,139,000	28,018,314
SOFR + 2.71%, 2.85%, 5/7/2026	7,255,000	6,591,966
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	3,919,000	3,823,651
BPCE SA 4.00%, 4/15/2024 (a)	6,544,000	6,424,965
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023 (a)	3,621,000	3,442,666
1.00%, 10/18/2024 (a)	5,504,000	5,077,715
2.25%, 1/28/2025	7,700,400	7,214,351
3.10%, 4/2/2024 (a)	3,214,000	3,130,468
3.30%, 4/7/2025 (a)	6,098,000	5,820,663
3.95%, 8/4/2025	10,230,000	9,888,318
Citibank NA Series BKNT, 3.65%, 1/23/2024	5,741,000	5,671,304
Citigroup, Inc.:
3.30%, 4/27/2025	3,920,000	3,738,739
3.75%, 6/16/2024 (a)	3,447,000	3,391,745
3.88%, 10/25/2023	1,944,000	1,919,039
3.88%, 3/26/2025	7,236,000	6,948,152
4.00%, 8/5/2024	1,995,000	1,952,586
4.40%, 6/10/2025	29,544,000	28,726,518
5.50%, 9/13/2025	11,500,000	11,480,105
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	12,562,000	12,123,335
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	4,742,000	4,336,274
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	10,371,000	9,621,177
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	23,835,000	22,666,370
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	15,182,000	13,967,895
SOFR + 1.37%, 4.14%, 5/24/2025 (c)	5,454,000	5,331,994
SOFR + 1.53%, 3.29%, 3/17/2026 (a) (c)	15,850,000	14,964,936

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.54%, 5.61%, 9/29/2026 (c)	$10,275,000	$10,218,282
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	11,366,000	11,125,609
SOFR + 2.84%, 3.11%, 4/8/2026	20,030,000	18,786,137
Citizens Bank NA SOFR + 1.4%, 4.12%, 5/23/2025 (c)	8,505,000	8,352,846
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 4/28/2025	3,144,000	2,917,160
Comerica Bank:
Series BKNT, 2.50%, 7/23/2024	3,889,000	3,721,384
Series BKNT, 4.00%, 7/27/2025	1,000,000	955,310
Cooperatieve Rabobank UA:
0.38%, 1/12/2024 (a)	3,475,000	3,282,103
1.38%, 1/10/2025	3,316,000	3,057,650
3.88%, 8/22/2024	12,392,000	12,151,719
4.38%, 8/4/2025	10,970,000	10,488,307
Series MTN, 3.38%, 5/21/2025 (a)	4,561,000	4,383,942
Credit Agricole Corporate & Investment Bank SA 0.78%, 6/28/2024	526,000	492,057
Credit Suisse AG:
0.50%, 2/2/2024	4,678,000	4,356,294
2.95%, 4/9/2025	5,968,000	5,483,339
4.75%, 8/9/2024	7,185,000	6,996,897
Series MTN, 3.63%, 9/9/2024	36,840,000	35,105,204
Credit Suisse Group AG 3.75%, 3/26/2025	17,265,000	16,089,081
Deutsche Bank AG:
0.90%, 5/28/2024	8,429,000	7,795,308
3.70%, 5/30/2024 (a)	7,407,000	7,161,748
4.16%, 5/13/2025 (a)	4,910,000	4,724,304
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	9,421,000	8,642,637
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	12,507,000	11,920,922
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	6,250,000	5,832,375
SOFR + 3.19%, 6.12%, 7/14/2026 (c)	6,465,000	6,282,234
Discover Bank 2.45%, 9/12/2024	9,622,000	9,102,027
Fifth Third Bancorp:
2.38%, 1/28/2025	4,807,000	4,494,064
3.65%, 1/25/2024 (a)	6,483,000	6,363,972
4.30%, 1/16/2024	3,619,000	3,582,810
Fifth Third Bank NA Series BKNT, 3.95%, 7/28/2025 (a)	3,990,000	3,892,644
Security Description	Principal Amount	Value
FNB Corp. 5.15%, 8/25/2025	$3,990,000	$3,935,297
Goldman Sachs Group, Inc.:
1.22%, 12/6/2023	1,540,000	1,477,091
3.00%, 3/15/2024	8,645,000	8,402,162
3.50%, 1/23/2025	14,182,000	13,630,462
3.50%, 4/1/2025 (a)	22,861,000	21,861,517
3.63%, 2/20/2024	6,115,000	6,012,390
3.75%, 5/22/2025	9,098,000	8,730,168
4.00%, 3/3/2024	18,360,000	18,105,347
SOFR + 0.49%, 0.93%, 10/21/2024 (c)	21,167,000	20,090,235
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	3,182,000	2,847,795
SOFR + 0.73%, 1.76%, 1/24/2025 (a) (c)	14,651,000	13,926,362
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	20,743,000	19,764,553
Series MTN, 3.85%, 7/8/2024 (a)	10,928,000	10,699,823
HSBC Holdings PLC:
4.25%, 3/14/2024 (a)	13,190,000	12,916,307
4.25%, 8/18/2025	10,580,000	10,064,013
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	26,518,000	25,642,376
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026	20,100,000	18,964,752
SOFR + 0.58%, 1.16%, 11/22/2024 (c)	9,015,000	8,522,330
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	13,047,000	11,988,236
SOFR + 1.4%, 2.63%, 11/7/2025 (c)	15,213,000	14,091,193
SOFR + 1.43%, 3.00%, 3/10/2026 (c)	5,455,000	5,043,529
SOFR + 1.51%, 4.18%, 12/9/2025 (c)	25,350,000	24,239,416
SOFR + 1.54%, 1.65%, 4/18/2026	1,535,000	1,366,472
SOFR + 1.93%, 2.10%, 6/4/2026	11,875,000	10,642,375
HSBC USA, Inc.:
3.50%, 6/23/2024	3,706,000	3,609,236
3.75%, 5/24/2024	3,745,000	3,666,355
Huntington Bancshares, Inc.:
2.63%, 8/6/2024	3,371,000	3,221,867
4.00%, 5/15/2025	2,857,000	2,766,433
Huntington National Bank:
SOFR + 1.21%, 4.01%, 5/16/2025	3,705,000	3,628,603
Series BKNT, 3.55%, 10/6/2023 (a)	3,846,000	3,802,694
ING Groep NV:
3.55%, 4/9/2024	6,160,600	6,004,182

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 10/2/2023	$6,280,000	$6,197,983
SOFR + 1.64%, 3.87%, 3/28/2026 (c)	8,225,000	7,796,231
Intesa Sanpaolo SpA 5.25%, 1/12/2024	5,487,000	5,429,386
JPMorgan Chase & Co.:
3.13%, 1/23/2025	14,209,000	13,622,026
3.63%, 5/13/2024 (a)	9,634,000	9,471,763
3.88%, 2/1/2024	5,818,000	5,760,460
3.88%, 9/10/2024 (a)	16,398,000	16,047,739
3.90%, 7/15/2025	12,030,000	11,649,250
7.75%, 7/15/2025	2,773,000	2,962,951
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (a) (c)	14,966,000	13,848,489
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (c)	16,525,000	15,124,341
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	20,541,000	20,217,479
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	15,780,000	15,271,253
SOFR + 0.42%, 0.56%, 2/16/2025 (a) (c)	9,056,000	8,471,707
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	11,919,000	10,929,127
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	10,575,000	9,784,836
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	18,759,000	17,199,189
SOFR + 0.92%, 2.60%, 2/24/2026 (c)	13,225,000	12,303,614
SOFR + 0.98%, 3.85%, 6/14/2025 (c)	13,124,000	12,765,715
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	3,828,000	3,590,128
SOFR + 1.32%, 4.08%, 4/26/2026 (a) (c)	14,850,000	14,267,731
SOFR + 1.85%, 2.08%, 4/22/2026	14,160,000	12,900,043
KeyBank NA:
4.15%, 8/8/2025	7,990,000	7,765,641
Series BKNT, 3.30%, 6/1/2025 (a)	1,305,000	1,247,567
KeyCorp SOFR + 1.25%, 3.88%, 5/23/2025 (c)	3,482,000	3,394,846
Lloyds Banking Group PLC:
3.90%, 3/12/2024 (a)	3,737,400	3,659,924
4.45%, 5/8/2025 (a)	3,253,000	3,149,229
4.50%, 11/4/2024	7,302,000	7,133,251
1 year CMT + 1.00%, 2.44%, 2/5/2026 (c)	5,100,000	4,689,399
1 year CMT + 1.75%, 4.72%, 8/11/2026 (c)	5,315,000	5,111,648
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	20,336,000	19,611,225
Security Description	Principal Amount	Value
1 year CMT + 1.60%, 3.51%, 3/18/2026 (c)	$7,925,000	$7,425,329
M&T Bank Corp. 4.00%, 7/15/2024	3,750,000	3,690,863
Manufacturers & Traders Trust Co. Series BKNT, 2.90%, 2/6/2025	3,895,000	3,708,858
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	9,595,000	8,608,922
2.19%, 2/25/2025	13,411,000	12,431,863
2.80%, 7/18/2024	8,652,000	8,301,075
3.41%, 3/7/2024	5,849,000	5,715,818
3.78%, 3/2/2025 (a)	3,230,000	3,127,448
1 year CMT + 0.45%, 0.96%, 10/11/2025 (a) (c)	16,925,000	15,411,228
1 year CMT + 1.55%, 5.06%, 9/12/2025 (c)	16,675,000	16,495,243
1 year CMT + 1.70%, 4.79%, 7/18/2025 (a) (c)	9,056,000	8,934,197
Mizuho Financial Group, Inc.:
1 year CMT + 0.90%, 2.65%, 5/22/2026 (c)	950,000	874,238
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026	2,985,000	2,710,768
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	6,161,000	5,835,822
SOFR + 1.36%, 2.56%, 9/13/2025 (a) (c)	4,816,000	4,528,629
Morgan Stanley:
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	19,641,000	18,081,308
SOFR + 0.94%, 2.63%, 2/18/2026 (c)	10,440,000	9,726,426
SOFR + 1.16%, 3.62%, 4/17/2025	17,724,000	17,209,295
SOFR + 1.67%, 4.68%, 7/17/2026 (c)	11,650,000	11,341,857
SOFR + 1.99%, 2.19%, 4/28/2026	11,185,000	10,263,020
Series F, 3.88%, 4/29/2024	21,788,000	21,418,258
Series GMTN, 3.70%, 10/23/2024	23,306,000	22,735,236
Series GMTN, 4.00%, 7/23/2025	12,975,000	12,594,054
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	10,190,000	9,545,279
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (a) (c)	5,355,000	4,856,075
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (a) (c)	13,472,000	12,276,899

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	$13,248,000	$12,560,826
National Bank of Canada:
SOFR + 1.01%, 3.75%, 6/9/2025 (c)	3,465,000	3,358,035
Series FXD, 0.75%, 8/6/2024	3,985,000	3,676,123
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	4,072,000	3,858,546
Natwest Group PLC:
6.00%, 12/19/2023	1,062,000	1,064,485
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	32,633,000	31,714,055
PNC Bank NA:
2.50%, 8/27/2024 (a)	4,981,000	4,775,335
Series BKNT, 2.95%, 2/23/2025	3,642,000	3,481,060
Series BKNT, 3.25%, 6/1/2025	3,285,000	3,150,545
Series BKNT, 3.30%, 10/30/2024	2,124,000	2,056,138
Series BKNT, 3.88%, 4/10/2025	4,431,000	4,285,840
Series BKNT, 4.20%, 11/1/2025	2,935,000	2,845,952
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	3,646,000	3,464,940
3.50%, 1/23/2024	4,022,000	3,958,131
3.90%, 4/29/2024	3,947,000	3,889,413
Royal Bank of Canada:
0.65%, 7/29/2024 (a)	14,345,000	13,307,713
3.38%, 4/14/2025 (a)	10,505,000	10,104,549
3.97%, 7/26/2024	6,265,000	6,158,620
Series GMTN, 0.43%, 1/19/2024 (a)	3,516,000	3,334,258
Series GMTN, 0.75%, 10/7/2024 (a)	11,585,000	10,646,267
Series GMTN, 1.60%, 1/21/2025	6,520,000	6,034,716
Series GMTN, 2.25%, 11/1/2024 (a)	7,353,000	6,964,100
Series GMTN, 2.55%, 7/16/2024	8,978,000	8,620,227
Series MTN, 1.15%, 6/10/2025 (a)	9,298,000	8,386,982
Santander Holdings USA, Inc.:
3.45%, 6/2/2025	10,990,000	10,306,422
4.50%, 7/17/2025	9,830,000	9,408,391
SOFR + 1.38%, 4.26%, 6/9/2025 (c)	6,135,000	5,896,594
SOFR + 2.33%, 5.81%, 9/9/2026 (c)	2,345,000	2,293,222
Security Description	Principal Amount	Value
3.50%, 6/7/2024	$6,913,000	$6,700,218
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	4,473,000	4,411,407
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	20,177,000	18,628,012
1 year CMT + 1.25%, 1.53%, 8/21/2026	7,435,000	6,442,427
Santander UK PLC:
2.88%, 6/18/2024	890,000	855,530
4.00%, 3/13/2024	3,355,000	3,299,710
Sumitomo Mitsui Banking Corp.:
3.95%, 1/10/2024	3,186,000	3,137,445
Series GMTN, 3.40%, 7/11/2024 (a)	3,635,000	3,526,568
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 1/12/2024	3,925,000	3,699,784
1.47%, 7/8/2025	15,770,000	14,208,455
2.35%, 1/15/2025 (a)	10,221,000	9,570,025
2.45%, 9/27/2024	3,874,000	3,665,269
2.70%, 7/16/2024	11,620,000	11,107,907
3.94%, 10/16/2023	3,988,000	3,951,271
SVB Financial Group 3.50%, 1/29/2025 (a)	3,557,000	3,395,548
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	5,520,000	5,468,609
Synchrony Bank 5.40%, 8/22/2025	3,750,000	3,656,213
Synovus Financial Corp. 5.20%, 8/11/2025	3,115,000	3,056,594
Toronto-Dominion Bank:
0.55%, 3/4/2024	6,150,000	5,782,353
1.25%, 12/13/2024 (a)	2,675,000	2,467,875
2.35%, 3/8/2024	5,441,000	5,248,606
3.77%, 6/6/2025	6,979,000	6,743,319
4.29%, 9/13/2024	3,990,000	3,929,911
Series FXD, 1.45%, 1/10/2025	3,771,000	3,491,984
Series GMTN, 3.25%, 3/11/2024	5,116,000	4,997,769
Series MTN, 0.70%, 9/10/2024	3,509,000	3,234,000
Series MTN, 0.75%, 9/11/2025	6,500,000	5,735,990
Series MTN, 1.15%, 6/12/2025 (a)	3,744,000	3,371,397
Series MTN, 2.65%, 6/12/2024	24,943,000	23,955,008
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	6,734,000	6,194,674

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.15%, 12/6/2024	$6,084,000	$5,726,930
Series BKNT, 3.63%, 9/16/2025	11,900,000	11,369,379
Series BNKT, 3.20%, 4/1/2024	4,415,000	4,309,128
Truist Financial Corp.:
4.00%, 5/1/2025	4,663,000	4,542,415
SOFR + 1.46%, 4.26%, 7/28/2026 (c)	12,802,000	12,476,061
Series MTN, 1.20%, 8/5/2025 (a)	4,114,000	3,702,353
Series MTN, 2.50%, 8/1/2024	11,934,000	11,429,908
Series MTN, 2.85%, 10/26/2024	5,213,000	5,016,678
Series MTN, 3.70%, 6/5/2025	3,071,000	2,962,409
Series MTN, 3.75%, 12/6/2023	6,830,000	6,768,803
US Bancorp:
1.45%, 5/12/2025	6,118,000	5,622,748
2.40%, 7/30/2024	5,554,000	5,332,118
3.38%, 2/5/2024	6,907,000	6,790,134
Series MTN, 3.60%, 9/11/2024	5,534,000	5,432,119
Series MTN, 3.70%, 1/30/2024 (a)	3,697,000	3,655,372
US Bank NA:
1.95%, 1/9/2023	3,275,000	3,253,975
Series BKNT, 2.05%, 1/21/2025	6,954,000	6,543,784
Series BKNT, 2.80%, 1/27/2025 (a)	3,669,000	3,509,032
Wells Fargo & Co.:
4.48%, 1/16/2024 (a)	4,254,000	4,230,050
SOFR + 1.32%, 3.91%, 4/25/2026	18,220,000	17,415,223
SOFR + 1.56%, 4.54%, 8/15/2026 (c)	6,360,000	6,158,515
SOFR + 2%, 2.19%, 4/30/2026	11,425,000	10,444,506
Series MTN, 3.00%, 2/19/2025	15,940,000	15,147,463
Series MTN, 3.30%, 9/9/2024	14,943,000	14,438,524
Series MTN, 3.55%, 9/29/2025	11,600,000	11,045,288
Series MTN, 3.75%, 1/24/2024	25,332,000	24,950,753
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	20,800,000	19,152,640
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	3,993,000	3,701,391
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	$13,785,000	$12,881,807
Westpac Banking Corp.:
1.02%, 11/18/2024 (a)	10,271,000	9,533,234
2.35%, 2/19/2025 (a)	7,607,000	7,199,569
3.30%, 2/26/2024 (a)	11,228,000	11,052,619
3.74%, 8/26/2025	3,112,000	3,016,213
		2,522,323,175
BEVERAGES — 1.0%
Brown-Forman Corp. 3.50%, 4/15/2025	1,488,000	1,442,869
Coca-Cola Co. 1.75%, 9/6/2024 (a)	2,593,000	2,477,119
Constellation Brands, Inc.:
3.60%, 5/9/2024	4,958,000	4,853,039
4.75%, 11/15/2024	3,104,000	3,091,770
Diageo Capital PLC 1.38%, 9/29/2025	13,950,000	12,653,208
Diageo Captial PLC 2.13%, 10/24/2024 (a)	4,081,000	3,870,257
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	6,044,000	5,697,619
3.13%, 12/15/2023 (a)	3,364,000	3,305,096
4.42%, 5/25/2025	3,655,000	3,600,321
PepsiCo, Inc.:
0.40%, 10/7/2023	3,577,000	3,439,572
2.25%, 3/19/2025	15,490,000	14,670,579
2.75%, 4/30/2025 (a)	3,875,000	3,704,190
3.50%, 7/17/2025	500,000	486,840
3.60%, 3/1/2024 (a)	5,422,000	5,364,418
		68,656,897
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.90%, 2/21/2025 (a)	4,132,000	3,857,759
3.13%, 5/1/2025 (a)	3,406,000	3,269,385
3.63%, 5/22/2024	7,984,000	7,844,120
Baxalta, Inc. 4.00%, 6/23/2025	3,962,000	3,841,912
Biogen, Inc. 4.05%, 9/15/2025	12,600,000	12,231,072
Gilead Sciences, Inc.:
3.50%, 2/1/2025	11,736,000	11,340,262
3.70%, 4/1/2024	10,596,000	10,435,895
Royalty Pharma PLC 1.20%, 9/2/2025	8,100,000	7,167,528
		59,987,933
BUILDING MATERIALS — 0.3%
Carrier Global Corp. 2.24%, 2/15/2025	6,333,000	5,916,289
Fortune Brands Home & Security, Inc. 4.00%, 6/15/2025	3,135,000	3,011,481

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Johnson Controls International PLC 3.63%, 7/2/2024 (a) (c) (d)	$886,000	$865,152
Lennox International, Inc.:
1.35%, 8/1/2025	1,748,000	1,559,024
3.00%, 11/15/2023	3,497,000	3,408,945
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	3,395,000	3,341,834
Owens Corning 4.20%, 12/1/2024	3,900,000	3,833,154
Vulcan Materials Co. 4.50%, 4/1/2025	917,000	902,209
		22,838,088
CHEMICALS — 1.2%
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	611,000	598,701
Celanese US Holdings LLC:
3.50%, 5/8/2024	4,700,000	4,516,653
5.90%, 7/5/2024	1,715,000	1,692,036
6.05%, 3/15/2025	29,400,000	28,726,152
DuPont de Nemours, Inc. 4.21%, 11/15/2023	12,262,000	12,185,730
Eastman Chemical Co. 3.80%, 3/15/2025 (a)	3,975,000	3,824,427
Ecolab, Inc. 0.90%, 12/15/2023	2,915,000	2,794,407
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	4,460,000	4,103,111
FMC Corp. 4.10%, 2/1/2024	3,425,000	3,383,763
Linde, Inc. 2.65%, 2/5/2025 (a)	500,000	478,165
LyondellBasell Industries NV 5.75%, 4/15/2024	3,769,000	3,798,172
Mosaic Co. 4.25%, 11/15/2023 (a)	3,922,000	3,895,683
PPG Industries, Inc. 2.40%, 8/15/2024 (a)	1,195,000	1,143,878
Sherwin-Williams Co.:
3.13%, 6/1/2024 (a)	3,769,000	3,660,867
4.05%, 8/8/2024	2,095,000	2,061,061
4.25%, 8/8/2025	3,073,000	3,000,600
Westlake Corp. 0.88%, 8/15/2024 (a)	2,627,000	2,451,648
		82,315,054
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc. 3.38%, 9/15/2025	8,400,000	8,147,160
Cintas Corp. No. 2 3.45%, 5/1/2025	3,137,000	3,029,558
Equifax, Inc. 2.60%, 12/1/2024	3,567,000	3,384,512
Global Payments, Inc.:
1.50%, 11/15/2024	2,047,000	1,885,307
Security Description	Principal Amount	Value
2.65%, 2/15/2025	$18,016,000	$16,819,738
J Paul Getty Trust Series 2021, 0.39%, 1/1/2024	145,000	137,608
Moody's Corp.:
3.75%, 3/24/2025	3,767,000	3,651,805
4.88%, 2/15/2024	3,214,000	3,217,503
PayPal Holdings, Inc.:
1.65%, 6/1/2025	3,828,000	3,532,440
2.40%, 10/1/2024	10,933,000	10,444,732
Quanta Services, Inc. 0.95%, 10/1/2024	2,970,000	2,717,372
Verisk Analytics, Inc. 4.00%, 6/15/2025	3,336,000	3,228,581
Yale University Series 2020, 0.87%, 4/15/2025 (a)	3,844,000	3,517,337
		63,713,653
COMPUTERS — 2.5%
Apple, Inc.:
0.55%, 8/20/2025 (a)	10,742,000	9,618,924
1.13%, 5/11/2025	12,629,000	11,591,275
1.80%, 9/11/2024	3,662,000	3,490,142
2.40%, 5/3/2023	3,938,000	3,894,210
2.50%, 2/9/2025	8,329,000	7,956,860
2.75%, 1/13/2025	8,740,000	8,411,900
2.85%, 5/11/2024	7,521,000	7,337,412
3.00%, 2/9/2024	7,676,000	7,535,760
3.20%, 5/13/2025	10,449,000	10,124,768
3.45%, 5/6/2024	16,034,000	15,778,578
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	5,723,000	5,611,115
5.85%, 7/15/2025	9,979,000	10,057,934
Genpact Luxembourg Sarl 3.38%, 12/1/2024	3,708,000	3,553,859
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	2,675,000	2,539,886
4.45%, 10/2/2023	12,888,000	12,824,204
HP, Inc. 2.20%, 6/17/2025	8,335,000	7,719,127
International Business Machines Corp.:
3.00%, 5/15/2024	21,434,000	20,859,783
3.63%, 2/12/2024	13,662,000	13,463,764
4.00%, 7/27/2025	6,251,000	6,125,418
NetApp, Inc.:
1.88%, 6/22/2025	5,163,000	4,713,406
3.30%, 9/29/2024	1,867,000	1,809,982
		175,018,307
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co. Series MTN, 3.25%, 3/15/2024 (a)	1,660,000	1,638,221

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Estee Lauder Cos., Inc. 2.00%, 12/1/2024 (a)	$2,655,000	$2,527,772
GSK Consumer Healthcare Capital UK PLC 3.13%, 3/24/2025 (e)	12,188,000	11,517,173
GSK Consumer Healthcare Capital US LLC 3.02%, 3/24/2024 (a) (e)	4,059,000	3,930,492
Unilever Capital Corp.:
0.63%, 8/12/2024	4,037,000	3,755,984
2.60%, 5/5/2024	4,365,000	4,232,173
3.25%, 3/7/2024	3,731,000	3,663,730
		31,265,545
DISTRIBUTION & WHOLESALE — 0.0% (b)
WW Grainger, Inc. 1.85%, 2/15/2025	3,211,000	3,006,138
DIVERSIFIED FINANCIAL SERVICES — 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	11,344,000	10,360,021
2.88%, 8/14/2024	9,474,000	8,950,940
3.15%, 2/15/2024	6,286,000	6,036,760
3.50%, 1/15/2025	4,550,000	4,287,101
4.88%, 1/16/2024	9,635,000	9,489,993
6.50%, 7/15/2025	8,628,000	8,621,443
Series 3NC1, 1.75%, 10/29/2024 (a)	11,340,000	10,309,081
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	2,087,000	2,069,365
Air Lease Corp.:
0.80%, 8/18/2024	5,663,000	5,166,525
3.25%, 3/1/2025	3,903,000	3,656,057
3.38%, 7/1/2025	7,225,000	6,758,048
4.25%, 9/15/2024 (a)	3,805,000	3,715,468
Series MTN, 0.70%, 2/15/2024	4,025,000	3,761,403
Series MTN, 2.30%, 2/1/2025	5,155,000	4,729,352
Series MTN, 4.25%, 2/1/2024	3,861,000	3,793,085
Aircastle, Ltd. 4.40%, 9/25/2023	1,471,000	1,447,552
Ally Financial, Inc.:
1.45%, 10/2/2023	5,296,000	5,109,899
3.88%, 5/21/2024	8,603,000	8,378,634
4.63%, 3/30/2025	6,875,000	6,731,656
5.80%, 5/1/2025	3,010,000	3,017,435
American Express Co.:
2.25%, 3/4/2025	7,153,000	6,711,660
2.50%, 7/30/2024	12,080,000	11,567,083
3.00%, 10/30/2024	7,474,000	7,203,068
3.38%, 5/3/2024	6,118,000	5,966,702
3.40%, 2/22/2024	12,371,000	12,137,559
Security Description	Principal Amount	Value
3.63%, 12/5/2024	$3,556,000	$3,457,570
3.95%, 8/1/2025	24,180,000	23,432,354
Ameriprise Financial, Inc.:
3.00%, 4/2/2025 (a)	3,369,000	3,219,181
3.70%, 10/15/2024	3,698,000	3,610,616
4.00%, 10/15/2023 (a)	2,978,000	2,956,439
BGC Partners, Inc. 3.75%, 10/1/2024	4,472,000	4,293,522
BlackRock, Inc. 3.50%, 3/18/2024	3,622,000	3,567,018
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	3,938,000	3,834,391
Brookfield Finance, Inc. 4.00%, 4/1/2024	3,817,000	3,759,020
Capital One Bank USA NA SOFR + 0.91%, 2.28%, 1/28/2026 (c)	2,475,000	2,299,597
Capital One Financial Corp.:
3.20%, 2/5/2025	3,428,000	3,252,452
3.30%, 10/30/2024	8,199,000	7,900,966
3.75%, 4/24/2024	3,944,000	3,860,466
3.90%, 1/29/2024	4,839,000	4,769,028
4.25%, 4/30/2025	3,099,000	3,015,234
SOFR + 0.69%, 1.34%, 12/6/2024 (c)	9,782,000	9,296,226
SOFR + 1.29%, 2.64%, 3/3/2026	6,880,000	6,389,387
SOFR + 1.37%, 4.17%, 5/9/2025 (c)	9,134,000	8,886,743
SOFR + 2.16%, 4.99%, 7/24/2026 (c)	7,455,000	7,297,029
Charles Schwab Corp:
3.63%, 4/1/2025	1,693,000	1,640,432
3.75%, 4/1/2024	1,169,000	1,153,347
Charles Schwab Corp.:
0.75%, 3/18/2024	6,513,000	6,161,884
3.00%, 3/10/2025	3,324,000	3,186,719
3.55%, 2/1/2024	3,846,000	3,787,041
3.85%, 5/21/2025	3,189,000	3,117,056
4.20%, 3/24/2025	3,850,000	3,803,415
CME Group, Inc. 3.00%, 3/15/2025	3,754,000	3,597,834
Discover Financial Services:
3.75%, 3/4/2025	3,916,000	3,743,500
3.95%, 11/6/2024	3,164,000	3,081,831
Franklin Resources, Inc. 2.85%, 3/30/2025	3,096,000	2,939,528
Intercontinental Exchange, Inc. 3.65%, 5/23/2025	4,817,000	4,660,014
Invesco Finance PLC 4.00%, 1/30/2024	3,941,000	3,881,649
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	7,065,000	6,947,156

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	$63,000	$63,143
Lazard Group LLC 3.75%, 2/13/2025	375,000	361,748
Mastercard, Inc.:
2.00%, 3/3/2025 (a)	3,053,000	2,876,231
3.38%, 4/1/2024	5,013,000	4,927,729
Nomura Holdings, Inc.:
1.85%, 7/16/2025	1,150,000	1,037,887
2.65%, 1/16/2025	15,150,000	14,169,946
5.10%, 7/3/2025 (a)	12,105,000	11,928,388
ORIX Corp.:
3.25%, 12/4/2024 (a)	3,575,000	3,435,539
4.05%, 1/16/2024 (a)	5,235,000	5,170,034
Stifel Financial Corp. 4.25%, 7/18/2024	1,549,000	1,521,335
Synchrony Financial:
4.25%, 8/15/2024	7,578,000	7,392,566
4.38%, 3/19/2024	6,294,000	6,183,981
4.50%, 7/23/2025	8,236,000	7,853,685
4.88%, 6/13/2025	5,970,000	5,766,363
Western Union Co. 2.85%, 1/10/2025	6,176,000	5,846,819
		399,309,929
ELECTRIC — 4.9%
Alabama Power Co. Series 13-A, 3.55%, 12/1/2023	1,961,000	1,932,193
Ameren Corp. 2.50%, 9/15/2024 (a)	3,947,000	3,747,479
American Electric Power Co., Inc.:
2.03%, 3/15/2024	4,617,000	4,414,498
Series M, 0.75%, 11/1/2023	3,755,000	3,589,367
Avangrid, Inc.:
3.15%, 12/1/2024 (a)	3,167,000	3,026,480
3.20%, 4/15/2025	10,934,000	10,340,393
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	2,954,000	2,936,453
3.50%, 2/1/2025 (a)	3,306,000	3,214,953
4.05%, 4/15/2025 (a)	6,694,000	6,585,557
Black Hills Corp.:
1.04%, 8/23/2024	3,600,000	3,331,836
4.25%, 11/30/2023 (a)	2,225,000	2,207,222
CenterPoint Energy, Inc. 2.50%, 9/1/2024	6,588,000	6,268,943
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024 (a)	1,589,000	1,589,810
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	3,743,000	3,567,977
Security Description	Principal Amount	Value
Constellation Energy Generation LLC 3.25%, 6/1/2025	$9,056,000	$8,584,001
Dominion Energy, Inc.:
3.07%, 8/15/2024 (c) (d)	6,432,000	6,167,130
Series A, 3.30%, 3/15/2025 (a)	2,703,000	2,605,530
DTE Electric Co.:
3.38%, 3/1/2025	747,000	721,072
3.65%, 3/15/2024	2,282,000	2,245,032
DTE Energy Co.:
2.25%, 11/1/2022 (a)	3,831,000	3,825,024
4.22%, 11/1/2024 (d)	7,071,000	6,927,459
Series C, 2.53%, 10/1/2024 (a) (d)	3,908,000	3,717,368
Series F, 1.05%, 6/1/2025	5,405,000	4,831,475
Duke Energy Corp.:
0.90%, 9/15/2025	6,141,000	5,438,408
3.75%, 4/15/2024	5,853,000	5,753,616
3.95%, 10/15/2023 (a)	3,684,000	3,652,023
Edison International:
3.13%, 11/15/2022	4,476,000	4,468,033
3.55%, 11/15/2024	4,211,000	4,052,203
4.70%, 8/15/2025	5,065,000	4,910,366
4.95%, 4/15/2025	4,770,000	4,678,130
Emera US Finance L.P. 0.83%, 6/15/2024	4,272,000	3,958,222
Entergy Arkansas LLC 3.70%, 6/1/2024	1,959,000	1,927,205
Entergy Corp. 0.90%, 9/15/2025	2,300,000	2,025,242
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	231,000	233,280
Entergy Louisiana LLC:
0.62%, 11/17/2023 (a)	4,157,000	3,978,166
0.95%, 10/1/2024	5,896,000	5,465,120
5.40%, 11/1/2024	860,000	866,545
Evergy, Inc. 2.45%, 9/15/2024	7,989,000	7,565,343
Eversource Energy:
4.20%, 6/27/2024	4,220,000	4,160,920
Series H, 3.15%, 1/15/2025 (a)	2,813,000	2,690,184
Series L, 2.90%, 10/1/2024	2,326,000	2,229,331
Series N, 3.80%, 12/1/2023 (a)	3,523,000	3,475,580
Series Q, 0.80%, 8/15/2025	700,000	618,863
Exelon Corp. 3.95%, 6/15/2025	9,438,000	9,114,560
Florida Power & Light Co.:
2.85%, 4/1/2025	5,978,000	5,718,913
3.25%, 6/1/2024 (a)	6,561,000	6,422,038

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Georgia Power Co. Series A, 2.20%, 9/15/2024	$1,174,000	$1,111,226
Iberdrola International B.V. 5.81%, 3/15/2025	2,889,000	2,945,596
Interstate Power & Light Co. 3.25%, 12/1/2024 (a)	189,000	182,634
IPALCO Enterprises, Inc. 3.70%, 9/1/2024	645,000	618,529
ITC Holdings Corp. 3.65%, 6/15/2024	372,000	361,692
MidAmerican Energy Co. 3.50%, 10/15/2024	1,906,000	1,859,246
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	3,656,000	3,450,569
2.85%, 1/27/2025	2,390,000	2,286,370
2.95%, 2/7/2024	3,239,000	3,162,884
3.40%, 11/15/2023	2,886,000	2,844,528
3.45%, 6/15/2025	782,000	752,824
Series D, 1.00%, 10/18/2024	4,034,000	3,731,571
Series MTN, 1.88%, 2/7/2025	3,379,000	3,163,623
NextEra Energy Capital Holdings, Inc.:
2.94%, 3/21/2024 (a)	4,490,000	4,364,145
4.20%, 6/20/2024	3,833,000	3,785,011
4.26%, 9/1/2024	6,497,000	6,402,209
4.45%, 6/20/2025	4,821,000	4,741,261
NSTAR Electric Co. 2.38%, 10/15/2022	3,048,000	3,045,409
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	1,717,000	1,660,511
2.95%, 4/1/2025	1,669,000	1,592,827
Pacific Gas & Electric Co.:
1.70%, 11/15/2023	5,022,000	4,789,029
3.25%, 2/16/2024	6,241,000	6,025,498
3.40%, 8/15/2024 (a)	2,781,000	2,653,241
3.75%, 2/15/2024	6,281,000	6,100,798
3.85%, 11/15/2023	4,320,000	4,234,810
4.95%, 6/8/2025	6,455,000	6,272,065
PacifiCorp 3.60%, 4/1/2024	1,000	985
Pinnacle West Capital Corp. 1.30%, 6/15/2025	2,653,000	2,370,694
Potomac Electric Power Co. 3.60%, 3/15/2024 (a)	502,000	493,335
Public Service Co. of New Hampshire 3.50%, 11/1/2023	2,708,000	2,673,148
Public Service Enterprise Group, Inc.:
0.84%, 11/8/2023	3,067,000	2,930,672
2.88%, 6/15/2024	10,483,000	10,088,420
Security Description	Principal Amount	Value
Puget Energy, Inc. 3.65%, 5/15/2025	$2,855,000	$2,703,685
Sempra Energy 3.30%, 4/1/2025	7,510,000	7,151,623
Southern California Edison Co.:
1.10%, 4/1/2024	6,544,000	6,169,552
Series C, 3.50%, 10/1/2023	904,000	891,281
Series C, 4.20%, 6/1/2025	3,798,000	3,705,139
Series E, 3.70%, 8/1/2025	3,973,000	3,820,993
Series K, 0.98%, 8/1/2024 (a)	8,000	7,427
Southern Co.:
4.48%, 8/1/2024 (c) (d)	3,429,000	3,384,937
Series 21-A, 0.60%, 2/26/2024	4,486,000	4,219,218
Southwestern Public Service Co. 3.30%, 6/15/2024	2,998,000	2,920,292
Tampa Electric Co. 3.88%, 7/12/2024	2,132,000	2,092,601
Union Electric Co. 3.50%, 4/15/2024	655,000	641,140
Virginia Electric & Power Co.:
3.45%, 2/15/2024	1,909,000	1,871,565
Series A, 3.10%, 5/15/2025	950,000	908,200
WEC Energy Group, Inc.:
0.80%, 3/15/2024	4,388,000	4,130,512
5.00%, 9/27/2025	1,355,000	1,350,366
Wisconsin Electric Power Co. 2.05%, 12/15/2024	2,217,000	2,093,269
Xcel Energy, Inc.:
0.50%, 10/15/2023	3,953,000	3,765,272
3.30%, 6/1/2025	2,586,000	2,468,337
		344,770,312
ELECTRONICS — 0.6%
Allegion US Holding Co., Inc. 3.20%, 10/1/2024	3,272,000	3,126,494
Amphenol Corp.:
2.05%, 3/1/2025	124,000	116,018
3.20%, 4/1/2024	2,639,000	2,582,288
Arrow Electronics, Inc.:
3.25%, 9/8/2024	3,928,000	3,778,697
4.00%, 4/1/2025	5,108,000	4,915,173
Flex, Ltd. 4.75%, 6/15/2025	2,995,000	2,925,216
Honeywell International, Inc.:
1.35%, 6/1/2025	4,443,000	4,087,249
2.30%, 8/15/2024 (a)	3,847,000	3,693,582
3.35%, 12/1/2023 (a)	2,669,000	2,637,079
Keysight Technologies, Inc. 4.55%, 10/30/2024	3,574,000	3,523,213
TD SYNNEX Corp. COR, 1.25%, 8/9/2024	8,340,000	7,706,494

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Trimble, Inc. 4.75%, 12/1/2024	$418,000	$412,846
Tyco Electronics Group SA 3.45%, 8/1/2024	2,441,000	2,381,513
		41,885,862
ENTERTAINMENT — 0.4%
Warnermedia Holdings, Inc.:
3.43%, 3/15/2024 (e)	2,648,000	2,561,172
3.43%, 3/15/2024	500,000	483,605
3.64%, 3/15/2025 (e)	27,155,000	25,717,958
3.79%, 3/15/2025 (e)	840,000	793,867
		29,556,602
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.50%, 8/15/2024	4,917,000	4,698,833
3.20%, 3/15/2025	3,713,000	3,546,992
Waste Management, Inc. 3.13%, 3/1/2025	750,000	725,032
		8,970,857
FOOD — 0.9%
Campbell Soup Co.:
3.30%, 3/19/2025	1,059,000	1,014,490
3.95%, 3/15/2025	5,944,000	5,779,827
Conagra Brands, Inc. 4.30%, 5/1/2024	9,437,000	9,291,010
General Mills, Inc.:
3.65%, 2/15/2024 (a)	2,817,000	2,780,463
4.00%, 4/17/2025	5,849,000	5,711,198
Hershey Co. 2.05%, 11/15/2024	2,615,000	2,483,805
Hormel Foods Corp. 0.65%, 6/3/2024 (a)	3,832,000	3,590,776
J M Smucker Co. 3.50%, 3/15/2025	6,987,000	6,732,184
Kellogg Co. 2.65%, 12/1/2023 (a)	2,743,000	2,680,130
Kroger Co. 4.00%, 2/1/2024	3,774,000	3,737,468
McCormick & Co., Inc. 3.15%, 8/15/2024 (a)	4,082,000	3,941,742
Mondelez International, Inc.:
1.50%, 5/4/2025	3,988,000	3,645,511
2.13%, 3/17/2024	3,862,000	3,711,961
Sysco Corp. 3.75%, 10/1/2025	5,785,000	5,567,831
Tyson Foods, Inc. 3.95%, 8/15/2024	5,255,000	5,151,109
		65,819,505
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 4.50%, 8/1/2024	70,000	68,273
Security Description	Principal Amount	Value
Georgia-Pacific LLC 8.00%, 1/15/2024	$3,567,000	$3,706,434
		3,774,707
GAS — 0.4%
Eastern Energy Gas Holdings LLC:
3.55%, 11/1/2023	2,362,000	2,323,594
3.60%, 12/15/2024	1,246,000	1,208,022
Series A, 2.50%, 11/15/2024	3,914,000	3,713,721
National Fuel Gas Co. 5.20%, 7/15/2025	500,000	492,700
NiSource, Inc. 0.95%, 8/15/2025	8,354,000	7,417,182
ONE Gas, Inc.:
1.10%, 3/11/2024	4,110,000	3,943,874
3.61%, 2/1/2024	2,201,000	2,160,656
Southern California Gas Co.:
3.15%, 9/15/2024	2,134,000	2,068,422
3.20%, 6/15/2025	1,000,000	952,710
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	1,875,000	1,829,587
		26,110,468
HAND & MACHINE TOOLS — 0.1%
Stanley Black & Decker, Inc. 2.30%, 2/24/2025 (a)	3,956,000	3,730,666
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
2.95%, 3/15/2025	6,166,000	5,932,309
3.40%, 11/30/2023	4,050,000	4,003,141
3.88%, 9/15/2025	1,200,000	1,175,400
Baxter International, Inc.:
0.87%, 12/1/2023 (a)	3,926,000	3,747,760
1.32%, 11/29/2024	7,049,000	6,507,073
Boston Scientific Corp.:
1.90%, 6/1/2025	3,255,000	3,002,249
3.45%, 3/1/2024	3,669,000	3,590,997
DH Europe Finance II Sarl 2.20%, 11/15/2024	5,033,000	4,760,513
PerkinElmer, Inc.:
0.55%, 9/15/2023	3,288,000	3,147,208
0.85%, 9/15/2024	3,542,000	3,284,249
Stryker Corp.:
0.60%, 12/1/2023 (a)	3,700,000	3,526,174
3.38%, 5/15/2024 (a)	4,004,000	3,911,908
Thermo Fisher Scientific, Inc. 1.22%, 10/18/2024	17,231,000	16,040,855
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	5,709,000	5,285,621
3.55%, 4/1/2025	5,156,000	4,953,111
		72,868,568

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 1.4%
Aetna, Inc. 3.50%, 11/15/2024 (a)	$2,657,000	$2,583,561
CommonSpirit Health 2.76%, 10/1/2024	2,582,000	2,458,813
Dignity Health 3.13%, 11/1/2022	501,000	499,868
Elevance Health, Inc.:
2.38%, 1/15/2025	2,140,000	2,018,726
3.35%, 12/1/2024	10,650,000	10,247,111
3.50%, 8/15/2024 (a)	3,410,000	3,331,638
HCA, Inc.:
5.00%, 3/15/2024	16,971,000	16,856,276
5.25%, 4/15/2025	10,540,000	10,340,899
5.38%, 2/1/2025	10,213,000	10,092,793
Humana, Inc. 3.85%, 10/1/2024	4,334,000	4,227,080
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	497,000	468,288
3.25%, 9/1/2024	5,178,000	5,009,249
3.60%, 2/1/2025	9,409,000	9,074,228
Quest Diagnostics, Inc.:
3.50%, 3/30/2025	3,044,000	2,926,197
4.25%, 4/1/2024	322,000	318,532
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	3,500,000	3,280,130
2.38%, 8/15/2024	4,084,000	3,920,068
3.50%, 2/15/2024	3,334,000	3,283,657
3.75%, 7/15/2025	8,298,000	8,080,260
UPMC Series D-1, 3.60%, 4/3/2025	754,000	728,108
		99,745,482
HOME BUILDERS — 0.3%
DR Horton, Inc. 2.50%, 10/15/2024	9,000	8,511
Lennar Corp.:
4.50%, 4/30/2024	8,957,000	8,796,580
4.75%, 5/30/2025	2,490,000	2,438,681
4.88%, 12/15/2023	2,414,000	2,404,489
5.88%, 11/15/2024	3,844,000	3,864,104
		17,512,365
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	1,985,000	1,933,251
Whirlpool Corp.:
3.70%, 5/1/2025 (a)	1,868,000	1,810,447
4.00%, 3/1/2024 (a)	3,703,000	3,660,638
		7,404,336
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co. 3.10%, 8/15/2025	3,915,000	3,783,847
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 0.85%, 8/15/2024	$3,602,000	$3,340,099
INSURANCE — 1.1%
American International Group, Inc.:
2.50%, 6/30/2025	8,445,000	7,868,460
3.75%, 7/10/2025	2,920,000	2,920,000
Aon Global, Ltd.:
3.50%, 6/14/2024	3,727,000	3,634,869
4.00%, 11/27/2023	1,552,000	1,537,861
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	1,971,000	1,953,025
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	3,869,000	3,863,584
Brown & Brown, Inc. 4.20%, 9/15/2024	481,000	472,150
Chubb INA Holdings, Inc.:
3.15%, 3/15/2025	3,984,000	3,825,795
3.35%, 5/15/2024	3,703,000	3,615,831
CNA Financial Corp. 3.95%, 5/15/2024	2,144,000	2,102,492
CNO Financial Group, Inc. 5.25%, 5/30/2025	1,691,000	1,671,638
Corebridge Financial, Inc. 3.50%, 4/4/2025 (e)	7,463,000	7,095,746
First American Financial Corp. 4.60%, 11/15/2024	3,503,000	3,430,698
Jackson Financial, Inc. 1.13%, 11/22/2023	3,611,000	3,444,027
Kemper Corp. 4.35%, 2/15/2025	1,988,000	1,934,463
Lincoln National Corp. 3.35%, 3/9/2025	2,761,000	2,654,011
Marsh & McLennan Cos., Inc.:
3.50%, 6/3/2024	3,552,000	3,469,700
3.50%, 3/10/2025	3,711,000	3,580,558
3.88%, 3/15/2024	3,571,000	3,522,506
MetLife, Inc. 3.60%, 4/10/2024	3,614,000	3,548,370
Old Republic International Corp. 4.88%, 10/1/2024 (a)	371,000	370,243
Principal Financial Group, Inc. 3.40%, 5/15/2025	2,387,000	2,287,749
Prudential Financial, Inc. 3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	58,000	55,437
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	1,000,000	963,850
Willis North America, Inc. 3.60%, 5/15/2024	4,761,000	4,618,408
		74,441,471

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
INTERNET — 1.6%
Alibaba Group Holding, Ltd. 3.60%, 11/28/2024 (a)	$8,655,000	$8,393,186
Alphabet, Inc.:
0.45%, 8/15/2025	7,435,000	6,672,838
3.38%, 2/25/2024 (a)	3,892,000	3,840,081
Amazon.com, Inc.:
0.45%, 5/12/2024	12,559,000	11,784,863
0.80%, 6/3/2025	12,366,000	11,224,742
2.73%, 4/13/2024 (a)	5,627,000	5,495,610
2.80%, 8/22/2024	10,857,000	10,521,410
3.00%, 4/13/2025 (a)	14,318,000	13,831,045
3.80%, 12/5/2024	7,446,000	7,346,075
Baidu, Inc.:
3.50%, 11/28/2022 (a)	5,278,000	5,269,027
4.38%, 5/14/2024 (a)	2,145,000	2,116,085
Booking Holdings, Inc. 3.65%, 3/15/2025	3,458,000	3,355,228
eBay, Inc.:
1.90%, 3/11/2025	7,864,000	7,303,140
3.45%, 8/1/2024	3,205,000	3,118,721
VeriSign, Inc. 5.25%, 4/1/2025	2,871,000	2,860,033
Weibo Corp. 3.50%, 7/5/2024	8,202,000	7,839,390
		110,971,474
INVESTMENT COMPANY SECURITY — 1.3%
Ares Capital Corp.:
3.25%, 7/15/2025	8,035,000	7,343,186
4.20%, 6/10/2024	5,562,000	5,378,565
4.25%, 3/1/2025	5,950,000	5,621,322
Blackstone Private Credit Fund:
1.75%, 9/15/2024	6,550,000	5,969,081
2.35%, 11/22/2024	6,900,000	6,293,904
2.70%, 1/15/2025	6,825,000	6,186,590
4.70%, 3/24/2025 (a)	5,700,000	5,379,033
COR, 7.05%, 9/29/2025 (e)	2,060,000	2,034,868
FS KKR Capital Corp.:
1.65%, 10/12/2024	10,331,000	9,430,343
4.13%, 2/1/2025	5,575,000	5,240,444
4.63%, 7/15/2024	1,248,000	1,215,951
Golub Capital BDC, Inc. 3.38%, 4/15/2024	5,620,000	5,390,311
Main Street Capital Corp. 3.00%, 7/14/2026	3,950,000	3,324,202
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	1,480,000	1,392,132
Owl Rock Capital Corp.:
3.75%, 7/22/2025	3,840,000	3,527,386
4.00%, 3/30/2025	929,000	870,807
5.25%, 4/15/2024	6,261,000	6,196,261
Security Description	Principal Amount	Value
OWL Rock Core Income Corp. 5.50%, 3/21/2025	$6,899,000	$6,504,584
Sixth Street Specialty Lending, Inc. 3.88%, 11/1/2024	3,468,000	3,304,831
		90,603,801
IRON/STEEL — 0.1%
Nucor Corp.:
2.00%, 6/1/2025	750,000	691,447
3.95%, 5/23/2025	3,568,000	3,461,210
Steel Dynamics, Inc.:
2.40%, 6/15/2025	2,688,000	2,484,895
2.80%, 12/15/2024	3,749,000	3,566,649
		10,204,201
LEISURE TIME — 0.1%
Brunswick Corp. 0.85%, 8/18/2024	3,500,000	3,224,445
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	800,000	752,736
		3,977,181
LODGING — 0.2%
Hyatt Hotels Corp.:
1.30%, 10/1/2023	2,371,000	2,280,120
1.80%, 10/1/2024	390,000	366,171
5.63%, 4/23/2025	2,500,000	2,475,875
Marriott International, Inc.:
3.60%, 4/15/2024	850,000	830,289
3.75%, 3/15/2025	4,679,000	4,502,648
Series Z, 4.15%, 12/1/2023 (a)	2,935,000	2,910,346
		13,365,449
MACHINERY, CONSTRUCTION & MINING — 0.8%
Caterpillar Financial Services Corp.:
0.95%, 1/10/2024	4,808,000	4,604,189
3.40%, 5/13/2025	10,045,000	9,715,624
3.65%, 8/12/2025	10,487,000	10,202,278
Series MTN, 0.45%, 5/17/2024	4,443,000	4,163,402
Series MTN, 0.60%, 9/13/2024 (a)	5,738,000	5,314,650
Series MTN, 2.15%, 11/8/2024	4,290,000	4,079,962
Series MTN, 2.85%, 5/17/2024	3,881,000	3,776,407
Series MTN, 3.25%, 12/1/2024	3,674,000	3,564,405
Series MTN, 3.30%, 6/9/2024	3,586,000	3,516,503
Series MTN, 3.65%, 12/7/2023	3,800,000	3,767,320
Series MTN, 3.75%, 11/24/2023	45,000	44,640

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Caterpillar, Inc. 3.40%, 5/15/2024	$6,437,000	$6,314,697
		59,064,077
MACHINERY-DIVERSIFIED — 1.3%
CNH Industrial Capital LLC:
3.95%, 5/23/2025	4,245,000	4,094,133
4.20%, 1/15/2024	3,160,000	3,111,842
Deere & Co. 2.75%, 4/15/2025	3,374,000	3,222,305
John Deere Capital Corp.:
2.13%, 3/7/2025	3,742,000	3,521,185
3.40%, 6/6/2025	7,993,000	7,729,071
3.65%, 10/12/2023	3,371,000	3,345,380
4.05%, 9/8/2025	8,574,000	8,425,670
Series MTN, 0.40%, 10/10/2023	4,837,000	4,639,167
Series MTN, 0.45%, 1/17/2024	3,912,000	3,713,779
Series MTN, 0.45%, 6/7/2024	3,426,000	3,202,179
Series MTN, 0.63%, 9/10/2024 (a)	3,454,000	3,209,249
Series MTN, 0.90%, 1/10/2024	3,670,000	3,508,703
Series MTN, 1.25%, 1/10/2025	3,474,000	3,222,065
Series MTN, 2.05%, 1/9/2025 (a)	3,414,000	3,222,031
Series MTN, 2.60%, 3/7/2024	3,472,000	3,376,173
Series MTN, 2.65%, 6/24/2024	3,765,000	3,642,675
Series MTN, 3.35%, 6/12/2024	3,931,000	3,850,179
Series MTN, 3.40%, 9/11/2025	2,350,000	2,267,327
Series MTN, 3.45%, 1/10/2024	3,939,000	3,887,399
Series MTN, 3.45%, 3/13/2025	2,078,000	2,019,255
Otis Worldwide Corp. 2.06%, 4/5/2025	7,097,000	6,574,235
Rockwell Automation, Inc. 2.88%, 3/1/2025	975,000	932,149
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	5,520,000	5,158,054
4.40%, 3/15/2024	3,814,000	3,745,424
		93,619,629
MEDIA — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025	41,565,000	40,560,790
Security Description	Principal Amount	Value
Class USD, 4.50%, 2/1/2024	$4,784,000	$4,729,797
Comcast Corp.:
3.38%, 2/15/2025	4,130,000	3,993,999
3.38%, 8/15/2025	8,840,000	8,490,820
3.70%, 4/15/2024	14,609,000	14,367,805
Discovery Communications LLC:
3.45%, 3/15/2025	1,000,000	947,120
3.80%, 3/13/2024	4,602,000	4,496,200
3.90%, 11/15/2024	3,635,000	3,527,513
3.95%, 6/15/2025	3,746,000	3,580,015
Fox Corp.:
3.05%, 4/7/2025	7,881,000	7,478,833
4.03%, 1/25/2024	4,913,000	4,843,628
Grupo Televisa SAB 6.63%, 3/18/2025	4,000	4,078
Thomson Reuters Corp. 4.30%, 11/23/2023 (a)	3,604,000	3,573,582
TWDC Enterprises 18 Corp. Series GMTN, 3.15%, 9/17/2025	5,750,000	5,484,120
Walt Disney Co.:
1.75%, 8/30/2024	10,605,000	10,030,421
3.35%, 3/24/2025 (a)	9,620,000	9,285,513
3.70%, 9/15/2024	558,000	546,712
		125,940,946
METAL FABRICATE & HARDWARE — 0.0% (b)
Crane Holdings Co. 4.45%, 12/15/2023	2,224,000	2,207,809
Timken Co. 3.88%, 9/1/2024	70,000	68,505
		2,276,314
MINING — 0.1%
Freeport-McMoRan, Inc. 4.55%, 11/14/2024	3,945,000	3,885,825
Kinross Gold Corp. 5.95%, 3/15/2024	3,975,000	4,001,394
		7,887,219
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
2.00%, 2/14/2025 (a)	6,917,000	6,477,632
2.65%, 4/15/2025 (a)	3,920,000	3,701,303
Series MTN, 3.00%, 8/7/2025 (a)	3,411,000	3,242,804
Series MTN, 3.25%, 2/14/2024 (a)	3,962,000	3,882,839
Carlisle Cos., Inc. 3.50%, 12/1/2024	844,000	813,295
Illinois Tool Works, Inc. 3.50%, 3/1/2024 (a)	3,758,000	3,709,447
Parker-Hannifin Corp.:
2.70%, 6/14/2024	4,982,000	4,790,392
3.65%, 6/15/2024	5,961,000	5,830,573

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.30%, 11/21/2024	$343,000	$331,441
Textron, Inc. 4.30%, 3/1/2024	2,875,000	2,848,981
Trane Technologies Luxembourg Finance SA 3.55%, 11/1/2024	3,549,000	3,437,491
		39,066,198
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
4.13%, 5/1/2025	2,185,000	2,065,590
5.50%, 12/1/2024	1,725,000	1,720,170
		3,785,760
OIL & GAS — 2.6%
BP Capital Markets America, Inc. 3.80%, 9/21/2025	7,800,000	7,603,362
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025 (a)	500,000	457,050
2.95%, 1/15/2023 (a)	3,931,000	3,911,109
3.80%, 4/15/2024 (a)	3,783,000	3,702,233
3.90%, 2/1/2025	2,943,000	2,840,407
Chevron Corp.:
1.14%, 5/11/2023	5,179,000	5,079,926
1.55%, 5/11/2025	12,659,000	11,714,639
2.90%, 3/3/2024	2,623,000	2,563,196
Chevron USA, Inc.:
0.69%, 8/12/2025 (a)	2,135,000	1,912,875
3.90%, 11/15/2024	3,821,000	3,766,054
Cimarex Energy Co. 4.38%, 6/1/2024	59,000	59,000
ConocoPhillips Co.:
2.13%, 3/8/2024	3,661,000	3,538,357
2.40%, 3/7/2025	6,864,000	6,491,353
Continental Resources, Inc. 3.80%, 6/1/2024	10,054,000	9,750,369
Devon Energy Corp. 5.25%, 9/15/2024	3,909,000	3,907,632
EOG Resources, Inc. 3.15%, 4/1/2025 (a)	3,336,000	3,211,200
EQT Corp. 5.68%, 10/1/2025	2,320,000	2,303,621
Exxon Mobil Corp.:
2.02%, 8/16/2024 (a)	3,753,000	3,584,640
2.71%, 3/6/2025 (a)	13,155,000	12,578,285
2.99%, 3/19/2025	18,793,000	18,062,140
3.18%, 3/15/2024	3,968,000	3,893,878
Hess Corp. 3.50%, 7/15/2024	3,188,000	3,080,660
Marathon Petroleum Corp.:
3.63%, 9/15/2024	3,511,000	3,404,371
4.70%, 5/1/2025 (a)	12,271,000	12,061,411
Security Description	Principal Amount	Value
Phillips 66:
0.90%, 2/15/2024 (a)	$3,627,000	$3,437,961
3.85%, 4/9/2025	2,313,000	2,245,229
Phillips 66 Co. 3.61%, 2/15/2025 (e)	3,849,000	3,697,157
Shell International Finance B.V.:
2.00%, 11/7/2024 (a)	6,424,000	6,111,408
3.25%, 5/11/2025	9,056,000	8,706,529
3.50%, 11/13/2023	7,730,000	7,650,922
TotalEnergies Capital International SA:
2.43%, 1/10/2025 (a)	8,849,000	8,401,152
3.70%, 1/15/2024	3,879,000	3,829,504
3.75%, 4/10/2024	4,955,000	4,879,089
		178,436,719
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 1.23%, 12/15/2023	2,762,000	2,651,658
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025	4,350,000	3,946,451
Schlumberger Investment SA 3.65%, 12/1/2023	6,164,000	6,074,375
		12,672,484
PACKAGING & CONTAINERS — 0.4%
Amcor Flexibles North America, Inc. 4.00%, 5/17/2025	5,128,000	4,956,417
Berry Global, Inc. 0.95%, 2/15/2024	8,782,000	8,250,601
Packaging Corp. of America 3.65%, 9/15/2024	3,759,000	3,651,155
Sonoco Products Co. 1.80%, 2/1/2025	3,683,000	3,413,920
WRKCo, Inc.:
3.00%, 9/15/2024	2,859,000	2,735,291
3.75%, 3/15/2025	3,965,000	3,819,643
		26,827,027
PHARMACEUTICALS — 4.5%
AbbVie, Inc.:
2.60%, 11/21/2024	26,695,000	25,428,856
3.60%, 5/14/2025	9,877,000	9,495,056
3.75%, 11/14/2023 (a)	4,757,000	4,708,241
3.80%, 3/15/2025	39,482,000	38,226,867
AmerisourceBergen Corp.:
3.25%, 3/1/2025	4,315,000	4,141,192
3.40%, 5/15/2024 (a)	3,535,000	3,451,221
Astrazeneca Finance LLC 0.70%, 5/28/2024	13,849,000	12,984,407
Becton Dickinson & Co.:
3.36%, 6/6/2024	5,884,000	5,724,897

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.73%, 12/15/2024	$3,834,000	$3,724,654
Bristol-Myers Squibb Co.:
2.90%, 7/26/2024	28,643,000	27,791,444
3.25%, 11/1/2023 (a)	1,435,000	1,418,741
3.63%, 5/15/2024	24,000	23,612
Cardinal Health, Inc.:
3.08%, 6/15/2024	13,303,000	12,859,079
3.50%, 11/15/2024	248,000	240,106
Cigna Corp.:
0.61%, 3/15/2024 (a)	3,965,000	3,736,339
3.25%, 4/15/2025	5,844,000	5,590,604
3.50%, 6/15/2024	4,040,000	3,947,322
CVS Health Corp.:
2.63%, 8/15/2024 (a)	5,994,000	5,753,880
3.38%, 8/12/2024	3,378,000	3,297,232
3.88%, 7/20/2025	15,253,000	14,795,715
4.00%, 12/5/2023	3,908,000	3,874,040
4.10%, 3/25/2025	9,026,000	8,836,003
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	10,511,000	10,099,810
3.00%, 6/1/2024	5,676,000	5,528,594
GlaxoSmithKline Capital, Inc. 3.63%, 5/15/2025	3,701,000	3,598,963
Johnson & Johnson:
0.55%, 9/1/2025	14,100,000	12,615,693
2.63%, 1/15/2025	2,933,000	2,823,335
3.38%, 12/5/2023 (a)	3,673,000	3,662,973
McKesson Corp.:
2.70%, 12/15/2022	1,711,000	1,706,312
3.80%, 3/15/2024	699,000	688,690
Merck & Co., Inc.:
2.75%, 2/10/2025	16,990,000	16,305,303
2.90%, 3/7/2024	3,834,000	3,749,460
Mylan, Inc. 4.20%, 11/29/2023	3,004,000	2,964,978
Novartis Capital Corp.:
1.75%, 2/14/2025	3,928,000	3,687,292
3.00%, 11/20/2025	5,970,000	5,686,365
3.40%, 5/6/2024 (a)	10,137,000	9,959,704
Pfizer, Inc.:
0.80%, 5/28/2025 (a)	3,861,000	3,508,838
2.95%, 3/15/2024	3,667,000	3,590,616
3.40%, 5/15/2024	7,145,000	7,017,319
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023	8,033,000	8,033,000
Viatris, Inc. 1.65%, 6/22/2025	6,020,000	5,359,305
Wyeth LLC 6.45%, 2/1/2024	3,520,000	3,595,962
		314,232,020
PIPELINES — 3.5%
Boardwalk Pipelines L.P. 4.95%, 12/15/2024	4,100,000	4,055,023
Security Description	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC:
5.88%, 3/31/2025	$10,390,000	$10,415,455
7.00%, 6/30/2024	11,603,000	11,791,897
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	4,365,000	4,277,918
Enbridge, Inc.:
0.55%, 10/4/2023	817,000	780,709
2.15%, 2/16/2024 (a)	2,815,000	2,707,186
2.50%, 1/15/2025	5,523,000	5,185,876
2.50%, 2/14/2025	4,161,000	3,911,007
3.50%, 6/10/2024	3,834,000	3,739,377
Energy Transfer L.P.:
2.90%, 5/15/2025	4,570,000	4,259,240
3.90%, 5/15/2024	7,748,000	7,540,896
4.05%, 3/15/2025	4,060,000	3,893,987
4.25%, 4/1/2024	5,595,000	5,477,897
4.50%, 4/15/2024	15,484,000	15,269,082
4.90%, 2/1/2024	2,560,000	2,545,152
5.88%, 1/15/2024	2,860,000	2,866,492
Energy Transfer L.P./Regency Energy Finance Corp. 4.50%, 11/1/2023	3,974,000	3,939,148
Enterprise Products Operating LLC:
3.75%, 2/15/2025	7,555,000	7,320,342
3.90%, 2/15/2024	3,907,000	3,840,933
Kinder Morgan Energy Partners L.P.:
4.15%, 2/1/2024	261,000	257,565
4.25%, 9/1/2024	3,794,000	3,730,868
4.30%, 5/1/2024 (a)	3,941,000	3,886,141
Kinder Morgan, Inc.:
4.30%, 6/1/2025	8,917,000	8,703,973
5.63%, 11/15/2023 (e)	3,935,000	3,938,935
MPLX L.P.:
4.00%, 2/15/2025	4,301,000	4,149,433
4.88%, 12/1/2024	9,975,000	9,863,280
4.88%, 6/1/2025	5,819,000	5,714,374
ONEOK Partners L.P. 4.90%, 3/15/2025	7,474,000	7,361,367
ONEOK, Inc. 2.75%, 9/1/2024	3,220,000	3,065,150
Phillips 66 Partners L.P. 3.61%, 2/15/2025	1,000	911
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	4,128,000	4,096,132
3.60%, 11/1/2024	7,690,000	7,398,780
3.85%, 10/15/2023	558,000	549,987
Sabine Pass Liquefaction LLC:
5.63%, 3/1/2025	6,611,000	6,599,761
5.75%, 5/15/2024	23,340,000	23,424,024
Spectra Energy Partners L.P.:
3.50%, 3/15/2025 (a)	6,473,000	6,200,357

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 3/15/2024 (a)	$3,595,000	$3,576,126
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024	5,891,000	5,434,271
3.75%, 10/16/2023 (a)	3,810,000	3,761,346
Williams Cos., Inc.:
3.70%, 1/15/2023	3,505,000	3,502,827
3.90%, 1/15/2025	5,603,000	5,427,626
4.00%, 9/15/2025	8,100,000	7,803,540
4.30%, 3/4/2024	7,037,000	6,946,715
4.50%, 11/15/2023 (a)	2,099,000	2,087,078
4.55%, 6/24/2024	5,161,000	5,107,222
		246,405,406
REAL ESTATE INVESTMENT TRUSTS — 3.4%
Alexandria Real Estate Equities, Inc. 3.45%, 4/30/2025 (a)	754,000	723,063
American Tower Corp.:
0.60%, 1/15/2024 (a)	3,558,000	3,360,567
1.30%, 9/15/2025	4,250,000	3,770,982
2.40%, 3/15/2025	5,985,000	5,575,327
2.95%, 1/15/2025	4,403,000	4,174,837
3.38%, 5/15/2024	8,758,000	8,527,665
4.00%, 6/1/2025	3,650,000	3,525,389
5.00%, 2/15/2024	3,685,000	3,683,010
AvalonBay Communities, Inc.:
Series GMTN, 3.50%, 11/15/2024	519,000	504,971
Series GMTN, 4.20%, 12/15/2023	3,867,000	3,838,230
Boston Properties L.P.:
3.20%, 1/15/2025	4,195,000	4,002,030
3.80%, 2/1/2024	4,760,000	4,674,510
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	4,907,000	4,755,668
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	1,925,000	1,863,612
3.85%, 2/1/2025	4,236,000	4,072,279
Crown Castle, Inc.:
3.20%, 9/1/2024	9,487,000	9,176,585
REIT, 1.35%, 7/15/2025 (a)	2,895,000	2,598,813
EPR Properties 4.50%, 4/1/2025 (a)	804,000	756,556
Equinix, Inc.:
1.00%, 9/15/2025	5,500,000	4,845,280
1.25%, 7/15/2025	3,245,000	2,902,393
2.63%, 11/18/2024	8,873,000	8,385,340
ERP Operating L.P. 3.38%, 6/1/2025	1,435,000	1,368,560
Essex Portfolio L.P. 3.88%, 5/1/2024	3,676,000	3,594,356
Federal Realty Investment Trust 3.95%, 1/15/2024 (a)	3,963,000	3,915,246
Security Description	Principal Amount	Value
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	$1,575,000	$1,495,053
5.25%, 6/1/2025	9,040,000	8,749,454
5.38%, 11/1/2023	2,191,000	2,154,673
Healthpeak Properties, Inc.:
3.40%, 2/1/2025 (a)	3,555,000	3,406,223
4.00%, 6/1/2025	1,685,000	1,629,395
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	8,171,000	7,953,978
Series E, 4.00%, 6/15/2025	800,000	760,392
Kilroy Realty L.P. 3.45%, 12/15/2024	2,365,000	2,266,853
Kimco Realty Corp.:
2.70%, 3/1/2024	2,172,000	2,105,037
3.30%, 2/1/2025 (a)	3,863,000	3,711,686
Kite Realty Group Trust 4.00%, 3/15/2025	750,000	709,898
Mid-America Apartments L.P.:
3.75%, 6/15/2024	3,724,000	3,643,562
4.30%, 10/15/2023	147,000	145,862
Office Properties Income Trust:
4.25%, 5/15/2024	3,760,000	3,459,990
4.50%, 2/1/2025	5,788,000	5,221,760
Omega Healthcare Investors, Inc.:
4.50%, 1/15/2025	1,556,000	1,515,497
4.95%, 4/1/2024	5,816,000	5,751,093
Realty Income Corp.:
3.88%, 7/15/2024	2,818,000	2,766,797
3.88%, 4/15/2025	2,985,000	2,901,689
4.60%, 2/6/2024 (a)	3,928,000	3,913,977
Simon Property Group L.P.:
3.38%, 10/1/2024 (a)	3,939,000	3,821,775
3.50%, 9/1/2025	6,000,000	5,729,460
3.75%, 2/1/2024	3,816,000	3,760,401
REIT, 2.00%, 9/13/2024	5,488,000	5,185,940
SITE Centers Corp. 3.63%, 2/1/2025	9,834,000	9,269,037
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	3,940,000	3,936,730
Ventas Realty L.P.:
2.65%, 1/15/2025	1,518,000	1,428,241
3.50%, 4/15/2024 (a)	3,428,000	3,340,140
3.50%, 2/1/2025	5,978,000	5,712,099
3.75%, 5/1/2024 (a)	2,734,000	2,671,747
VICI Properties LP 4.38%, 5/15/2025	10,130,000	9,629,375
Vornado Realty L.P. 3.50%, 1/15/2025	3,764,000	3,514,484
Welltower, Inc.:
4.00%, 6/1/2025	6,981,000	6,709,020
4.50%, 1/15/2024	3,012,000	2,986,127

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
REIT, 3.63%, 3/15/2024	$3,712,000	$3,628,146
WP Carey, Inc.:
4.00%, 2/1/2025	2,707,000	2,621,973
4.60%, 4/1/2024	3,888,000	3,850,986
		236,653,819
RETAIL — 2.4%
AutoNation, Inc. 3.50%, 11/15/2024	2,301,000	2,199,779
AutoZone, Inc.:
3.13%, 4/18/2024	3,189,000	3,103,056
3.25%, 4/15/2025	3,950,000	3,764,192
3.63%, 4/15/2025 (a)	3,502,000	3,371,726
Costco Wholesale Corp. 2.75%, 5/18/2024	3,805,000	3,706,489
Dollar General Corp. 4.25%, 9/20/2024	1,500,000	1,481,940
Dollar Tree, Inc. 4.00%, 5/15/2025	7,151,000	6,930,964
Genuine Parts Co. 1.75%, 2/1/2025	4,818,000	4,453,856
Home Depot, Inc.:
2.70%, 4/15/2025	4,231,000	4,038,574
3.35%, 9/15/2025	10,400,000	10,047,336
3.75%, 2/15/2024	4,893,000	4,841,526
4.00%, 9/15/2025	12,715,000	12,512,704
Kohl's Corp. 4.25%, 7/17/2025	1,005,000	903,053
Lowe's Cos., Inc.:
3.13%, 9/15/2024	1,058,000	1,025,234
3.38%, 9/15/2025	7,750,000	7,400,397
4.00%, 4/15/2025	3,259,000	3,193,168
4.40%, 9/8/2025	3,805,000	3,750,322
McDonald's Corp.:
Class MTN, 3.30%, 7/1/2025	13,086,000	12,591,218
Series MTN, 1.45%, 9/1/2025	3,000,000	2,738,310
Series MTN, 3.25%, 6/10/2024 (a)	2,401,000	2,347,938
Ross Stores, Inc. 4.60%, 4/15/2025	3,350,000	3,319,113
Starbucks Corp.:
3.80%, 8/15/2025 (a)	7,480,000	7,264,501
3.85%, 10/1/2023 (a)	2,864,000	2,844,868
Target Corp.:
2.25%, 4/15/2025	6,575,000	6,199,370
3.50%, 7/1/2024	6,025,000	5,925,407
Walgreens Boots Alliance, Inc.:
0.95%, 11/17/2023	10,741,000	10,293,852
3.80%, 11/18/2024	4,609,000	4,491,885
Walmart, Inc.:
2.65%, 12/15/2024 (a)	3,605,000	3,477,275
2.85%, 7/8/2024 (a)	9,114,000	8,854,251
3.30%, 4/22/2024	6,309,000	6,201,305
Security Description	Principal Amount	Value
3.55%, 6/26/2025	$3,906,000	$3,812,647
COR, 3.90%, 9/9/2025	13,690,000	13,450,562
		170,536,818
SEMICONDUCTORS — 1.6%
Analog Devices, Inc. 2.95%, 4/1/2025	3,382,000	3,249,256
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.13%, 1/15/2025	405,000	387,990
Broadcom, Inc. 3.63%, 10/15/2024	6,762,000	6,576,992
Intel Corp.:
2.88%, 5/11/2024 (a)	5,116,000	4,984,314
3.40%, 3/25/2025 (a)	13,775,000	13,356,791
3.70%, 7/29/2025	13,620,000	13,271,056
KLA Corp. 4.65%, 11/1/2024	3,913,000	3,902,865
Lam Research Corp. 3.80%, 3/15/2025	2,862,000	2,798,063
Microchip Technology, Inc.:
0.97%, 2/15/2024	12,048,000	11,350,541
4.25%, 9/1/2025	12,000,000	11,607,120
NVIDIA Corp. 0.58%, 6/14/2024	4,997,000	4,670,696
NXP BV/NXP Funding LLC 4.88%, 3/1/2024	13,919,000	13,766,308
Qorvo, Inc. 1.75%, 12/15/2024 (e)	5,888,000	5,399,296
QUALCOMM, Inc.:
2.90%, 5/20/2024	3,843,000	3,736,818
3.45%, 5/20/2025 (a)	6,332,000	6,143,560
Texas Instruments, Inc. 1.38%, 3/12/2025	4,086,000	3,791,604
Xilinx, Inc. 2.95%, 6/1/2024	3,724,000	3,626,245
		112,619,515
SOFTWARE — 2.4%
Adobe, Inc.:
1.90%, 2/1/2025	1,736,000	1,635,277
3.25%, 2/1/2025	5,553,000	5,388,909
Cadence Design Systems, Inc. 4.38%, 10/15/2024	328,000	323,867
Fidelity National Information Services, Inc.:
0.60%, 3/1/2024	3,853,000	3,612,611
COR, 4.50%, 7/15/2025	4,979,000	4,875,785
Fiserv, Inc.:
2.75%, 7/1/2024	11,725,000	11,257,993
3.80%, 10/1/2023 (a)	3,995,000	3,954,451
3.85%, 6/1/2025	5,102,000	4,907,665
Intuit, Inc. 0.95%, 7/15/2025	800,000	721,264
Microsoft Corp.:
2.70%, 2/12/2025 (a)	10,441,000	10,025,031

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 2/6/2024	$16,972,000	$16,636,803
3.63%, 12/15/2023 (a)	5,665,000	5,613,222
Oracle Corp.:
2.50%, 4/1/2025 (a)	27,742,000	25,879,680
2.95%, 11/15/2024 (a)	19,491,000	18,600,066
2.95%, 5/15/2025	12,143,000	11,418,792
3.40%, 7/8/2024 (a)	11,460,000	11,148,861
Roper Technologies, Inc.:
1.00%, 9/15/2025	3,975,000	3,526,938
2.35%, 9/15/2024	3,583,000	3,406,716
Salesforce, Inc. 0.63%, 7/15/2024 (a)	3,897,000	3,636,758
Take-Two Interactive Software, Inc.:
3.30%, 3/28/2024	4,002,000	3,900,870
3.55%, 4/14/2025	3,044,000	2,920,322
VMware, Inc.:
1.00%, 8/15/2024	8,539,000	7,905,406
4.50%, 5/15/2025	4,346,000	4,249,171
		165,546,458
TELECOMMUNICATIONS — 1.3%
AT&T, Inc. 0.90%, 3/25/2024	13,435,000	12,727,378
Bell Telephone Co. of Canada or Bell Canada Series US-3, 0.75%, 3/17/2024	3,065,000	2,886,556
British Telecommunications PLC 4.50%, 12/4/2023 (a)	3,805,000	3,774,141
Cisco Systems, Inc.:
3.50%, 6/15/2025	1,535,000	1,495,397
3.63%, 3/4/2024	4,783,000	4,723,882
Motorola Solutions, Inc. 4.00%, 9/1/2024	329,000	322,555
Rogers Communications, Inc.:
2.95%, 3/15/2025 (a) (e)	5,174,000	4,925,286
4.10%, 10/1/2023	3,165,000	3,137,813
T-Mobile USA, Inc. 3.50%, 4/15/2025	20,696,000	19,799,035
Verizon Communications, Inc.:
0.75%, 3/22/2024 (a)	13,496,000	12,757,094
3.38%, 2/15/2025	5,344,000	5,169,572
3.50%, 11/1/2024	4,566,000	4,447,832
Vodafone Group PLC:
3.75%, 1/16/2024	3,753,000	3,708,602
4.13%, 5/30/2025	9,766,000	9,574,977
		89,450,120
TOYS/GAMES/HOBBIES — 0.0% (b)
Hasbro, Inc. 3.00%, 11/19/2024 (a)	2,548,000	2,443,073
Security Description	Principal Amount	Value
TRANSPORTATION — 1.0%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	$3,466,000	$3,389,852
3.65%, 9/1/2025	2,950,000	2,855,246
3.75%, 4/1/2024	4,752,000	4,695,023
Canadian National Railway Co. 2.95%, 11/21/2024	3,719,000	3,582,475
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	6,871,000	6,365,638
2.90%, 2/1/2025 (a)	3,123,000	2,975,157
CSX Corp. 3.40%, 8/1/2024	908,000	885,354
Norfolk Southern Corp.:
3.65%, 8/1/2025	2,047,000	1,973,267
3.85%, 1/15/2024	2,894,000	2,860,719
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024 (a)	1,015,000	968,970
Series MTN, 3.35%, 9/1/2025	3,600,000	3,405,240
Series MTN, 3.65%, 3/18/2024 (a)	3,118,000	3,054,206
Series MTN, 3.88%, 12/1/2023	3,610,000	3,562,384
Series MTN, 4.63%, 6/1/2025	3,357,000	3,282,307
Union Pacific Corp.:
3.15%, 3/1/2024	3,154,000	3,090,384
3.25%, 1/15/2025 (a)	1,688,000	1,635,554
3.25%, 8/15/2025 (a)	3,299,000	3,169,811
3.65%, 2/15/2024 (a)	3,133,000	3,088,073
3.75%, 3/15/2024 (a)	2,885,000	2,845,447
3.75%, 7/15/2025	1,000,000	975,490
United Parcel Service, Inc.:
2.20%, 9/1/2024	2,919,000	2,793,074
2.80%, 11/15/2024 (a)	608,000	586,313
3.90%, 4/1/2025	5,208,000	5,116,183
		67,156,167
TRUCKING & LEASING — 0.0% (b)
GATX Corp.:
3.25%, 3/30/2025	2,016,000	1,914,011
4.35%, 2/15/2024	50,000	49,338
		1,963,349
WATER — 0.1%
American Water Capital Corp.:
3.40%, 3/1/2025	4,021,000	3,881,673
3.85%, 3/1/2024	2,897,000	2,860,005
		6,741,678
TOTAL CORPORATE BONDS & NOTES (Cost $7,266,002,028)		6,908,735,498

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
AUSTRALIA — 0.0% (b)
National Australia Bank, Ltd. 3.50%, 6/9/2025 (a)	$3,560,000	$3,431,413
SWITZERLAND — 0.2%
Credit Suisse AG 3.70%, 2/21/2025	11,116,000	10,437,034
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,635,802)		13,868,447
	Shares
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98%(f) (g)	244,718,755	244,718,755
State Street Navigator Securities Lending Portfolio II (h) (i)	200,667,868	200,667,868
TOTAL SHORT-TERM INVESTMENTS (Cost $445,386,623)		445,386,623
TOTAL INVESTMENTS — 105.4% (Cost $7,726,024,453)		7,367,990,568
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(374,741,211)
NET ASSETS — 100.0%		$6,993,249,357

(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2022. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,908,735,498	$—	$6,908,735,498
Foreign Government Obligations	—	13,868,447	—	13,868,447
Short-Term Investments	445,386,623	—	—	445,386,623
TOTAL INVESTMENTS	$445,386,623	$6,922,603,945	$—	$7,367,990,568
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	299,943,060	$299,943,060	$654,725,420	$709,949,725	$—	$—	244,718,755	$244,718,755	$197,319
State Street Navigator Securities Lending Portfolio II	199,472,620	199,472,620	1,030,253,718	1,029,058,470	—	—	200,667,868	200,667,868	150,268
Total		$499,415,680	$1,684,979,138	$1,739,008,195	$—	$—		$445,386,623	$347,587
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Bonds:
6.88%, 8/15/2025	$2,440,800	$2,601,740
7.50%, 11/15/2024	3,522,300	3,745,196
7.63%, 2/15/2025	2,669,800	2,866,072
Treasury Notes:
0.13%, 10/15/2023 (a)	32,106,400	30,754,420
0.13%, 12/15/2023	37,823,300	35,977,937
0.13%, 1/15/2024	84,091,000	79,695,932
0.13%, 2/15/2024	43,985,700	41,535,559
0.25%, 11/15/2023	43,575,800	41,645,528
0.25%, 3/15/2024	79,805,600	75,238,600
0.25%, 5/15/2024	88,649,000	83,032,255
0.25%, 6/15/2024	38,132,500	35,609,201
0.25%, 5/31/2025	30,410,800	27,348,338
0.25%, 6/30/2025	34,833,800	31,260,614
0.25%, 7/31/2025	41,399,400	36,997,480
0.25%, 8/31/2025	38,113,400	33,947,725
0.25%, 9/30/2025	54,344,800	48,294,696
0.38%, 10/31/2023	46,981,200	45,032,214
0.38%, 4/15/2024	30,093,200	28,327,576
0.38%, 7/15/2024	40,028,700	37,368,981
0.38%, 8/15/2024	49,337,300	45,891,398
0.38%, 9/15/2024	44,962,700	41,699,392
0.38%, 4/30/2025	29,284,400	26,522,973
0.50%, 11/30/2023	63,756,200	61,009,204
0.50%, 3/31/2025	31,888,100	29,085,435
0.63%, 10/15/2024	44,381,700	41,250,710
0.75%, 12/31/2023 (a)	94,787,800	90,707,482
0.75%, 11/15/2024	39,629,600	36,815,279
0.88%, 1/31/2024	70,321,800	67,162,813
1.00%, 12/15/2024	50,145,000	46,721,037
1.13%, 1/15/2025	47,247,400	44,010,215
1.13%, 2/28/2025	21,944,400	20,374,004
1.25%, 8/31/2024	20,845,700	19,697,558
1.38%, 1/31/2025	20,111,100	18,829,017
1.50%, 2/29/2024	39,339,500	37,825,851
1.50%, 9/30/2024	20,184,500	19,129,545
1.50%, 10/31/2024	24,316,300	22,986,502
1.50%, 11/30/2024	25,720,900	24,258,024
1.50%, 2/15/2025	40,982,100	38,414,315
1.63%, 10/31/2023	17,189,300	16,703,165
1.75%, 6/30/2024	22,405,900	21,447,523
1.75%, 7/31/2024 (a)	24,587,300	23,497,199
1.75%, 12/31/2024	22,824,600	21,619,176
1.75%, 3/15/2025	53,678,600	50,533,369
1.88%, 8/31/2024	46,814,800	44,759,338
2.00%, 4/30/2024 (a)	14,270,100	13,761,170
2.00%, 5/31/2024	31,876,700	30,695,021
2.00%, 6/30/2024 (a)	15,815,800	15,206,027
2.00%, 2/15/2025	35,842,400	34,011,077
2.00%, 8/15/2025	44,730,700	42,022,396
2.13%, 11/30/2023	18,159,300	17,717,376
2.13%, 2/29/2024	18,589,700	18,027,652
Security Description	Principal Amount	Value
2.13%, 3/31/2024	$40,851,700	$39,547,956
2.13%, 7/31/2024	17,807,800	17,129,573
2.13%, 9/30/2024	18,497,400	17,748,111
2.13%, 11/30/2024	17,563,300	16,783,929
2.13%, 5/15/2025	38,340,300	36,312,458
2.25%, 12/31/2023	16,737,200	16,320,078
2.25%, 1/31/2024	17,473,700	17,005,459
2.25%, 3/31/2024	81,237,600	78,787,779
2.25%, 4/30/2024	36,178,400	35,023,800
2.25%, 10/31/2024	13,464,800	12,926,208
2.25%, 11/15/2024	43,714,700	41,921,714
2.25%, 12/31/2024	18,507,300	17,716,402
2.38%, 2/29/2024	18,334,300	17,844,430
2.38%, 8/15/2024	105,438,600	101,801,792
2.50%, 1/31/2024	21,835,400	21,310,839
2.50%, 4/30/2024	40,474,600	39,342,576
2.50%, 5/15/2024	45,499,900	44,190,001
2.50%, 5/31/2024 (a)	36,040,000	34,992,587
2.50%, 1/31/2025	20,766,100	19,946,813
2.63%, 12/31/2023	18,082,500	17,709,548
2.63%, 3/31/2025	11,164,900	10,732,260
2.63%, 4/15/2025	47,318,200	45,436,562
2.75%, 11/15/2023	38,945,600	38,265,573
2.75%, 2/15/2024	34,136,900	33,400,823
2.75%, 2/28/2025	18,882,700	18,223,281
2.75%, 5/15/2025	81,588,100	78,509,424
2.75%, 6/30/2025 (a)	13,018,100	12,510,598
2.75%, 8/31/2025	17,080,000	16,372,781
2.88%, 10/31/2023	17,855,000	17,585,083
2.88%, 11/30/2023 (a)	18,724,400	18,413,546
2.88%, 4/30/2025	19,531,300	18,866,015
2.88%, 5/31/2025	17,071,300	16,467,136
2.88%, 6/15/2025	54,407,500	52,473,484
2.88%, 7/31/2025	16,125,600	15,536,008
3.00%, 6/30/2024	42,245,400	41,321,282
3.00%, 9/30/2025	24,701,800	23,841,097
U.S. Treasury Notes:
3.00%, 7/31/2024 (a)	82,011,600	80,185,561
3.00%, 7/15/2025	78,208,700	75,593,597
3.13%, 8/15/2025	98,668,900	95,647,165
3.25%, 8/31/2024 (a)	85,246,000	83,704,246
4.25%, 9/30/2024	44,463,800	44,484,642
COR, 3.50%, 9/15/2025	41,648,800	40,802,809
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,467,083,633)		3,326,406,333
Shares
SHORT-TERM INVESTMENTS — 7.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (b) (c)	5,730,522	5,730,522

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	254,531,865	$254,531,865
TOTAL SHORT-TERM INVESTMENTS (Cost $260,262,387)		260,262,387
TOTAL INVESTMENTS — 107.3% (Cost $3,727,346,020)		3,586,668,720
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(242,564,830)
NET ASSETS — 100.0%		$3,344,103,890

(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,326,406,333	$—	$3,326,406,333
Short-Term Investments	260,262,387	—	—	260,262,387
TOTAL INVESTMENTS	$260,262,387	$3,326,406,333	$—	$3,586,668,720

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,611,995	$3,611,995	$58,709,790	$56,591,263	$—	$—	5,730,522	$5,730,522	$25,544
State Street Navigator Securities Lending Portfolio II	289,013,151	289,013,151	751,253,775	785,735,061	—	—	254,531,865	254,531,865	210,220
Total		$292,625,146	$809,963,565	$842,326,324	$—	$—		$260,262,387	$235,764
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.8%
Treasury Inflation Protected Indexed Bonds:
0.13%, 2/15/2051	$32,266,791	$20,319,788
0.13%, 2/15/2052	30,469,168	19,343,606
0.25%, 2/15/2050	28,254,423	18,588,503
0.63%, 7/15/2032 (a)	48,020,064	43,662,636
0.63%, 2/15/2043	45,189,414	34,813,190
0.75%, 2/15/2042	47,386,062	38,196,755
0.75%, 2/15/2045	41,260,198	31,907,060
0.88%, 2/15/2047	35,041,995	27,557,626
1.00%, 2/15/2046 (a)	39,734,700	32,278,455
1.00%, 2/15/2048	34,385,939	27,926,179
1.00%, 2/15/2049	27,746,720	22,647,963
1.38%, 2/15/2044	45,825,617	40,890,173
1.75%, 1/15/2028	32,031,453	31,756,728
2.00%, 1/15/2026	49,358,801	49,233,541
2.13%, 2/15/2040	32,067,500	33,420,036
2.13%, 2/15/2041	46,632,165	48,189,817
2.38%, 1/15/2025	71,938,619	72,195,698
2.38%, 1/15/2027	37,351,907	37,953,864
2.50%, 1/15/2029	31,474,944	32,608,369
3.38%, 4/15/2032	13,345,161	15,234,884
3.63%, 4/15/2028	43,376,149	47,182,391
3.88%, 4/15/2029	57,805,426	64,782,253
Treasury Inflation Protected Indexed Notes:
0.13%, 7/15/2024	76,591,593	74,012,812
0.13%, 10/15/2024 (a)	61,565,353	59,244,275
0.13%, 4/15/2025	61,136,729	57,999,058
0.13%, 10/15/2025	60,971,313	57,631,369
0.13%, 4/15/2026	62,710,240	58,591,641
0.13%, 7/15/2026	63,731,024	59,639,305
0.13%, 10/15/2026	61,067,422	56,924,088
0.13%, 4/15/2027 (a)	63,639,416	58,697,100
0.13%, 1/15/2030	72,610,222	64,257,009
0.13%, 7/15/2030	79,079,917	69,692,373
0.13%, 1/15/2031	72,678,535	63,552,392
0.13%, 7/15/2031	77,939,765	68,022,883
0.13%, 1/15/2032 (a)	82,059,903	71,089,459
0.25%, 1/15/2025	74,739,540	71,523,077
Security Description	Principal Amount	Value
0.25%, 7/15/2029	$70,973,446	$64,038,398
0.38%, 7/15/2025	80,959,386	77,381,763
0.38%, 1/15/2027	69,598,866	65,045,174
0.38%, 7/15/2027	62,783,199	58,608,343
0.50%, 4/15/2024	57,463,670	55,863,173
0.50%, 1/15/2028	72,881,073	67,721,580
0.63%, 1/15/2024	77,481,091	75,694,184
0.63%, 1/15/2026	84,981,774	81,157,921
0.75%, 7/15/2028 (a)	66,549,998	62,593,600
0.88%, 1/15/2029	66,782,947	62,839,228
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,764,616,674)		2,352,509,720
	Shares
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (b) (c)	5,370,311	5,370,311
State Street Navigator Securities Lending Portfolio II (d)	155,388,096	155,388,096
TOTAL SHORT-TERM INVESTMENTS (Cost $160,758,407)		160,758,407
TOTAL INVESTMENTS — 106.6% (Cost $2,925,375,081)		2,513,268,127
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(154,923,201)
NET ASSETS — 100.0%		$2,358,344,926
(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2022.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$2,352,509,720	$—	$2,352,509,720
Short-Term Investments	160,758,407	—	—	160,758,407
TOTAL INVESTMENTS	$160,758,407	$2,352,509,720	$—	$2,513,268,127
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	874,039	$874,039	$66,339,580	$61,843,308	$—	$—	5,370,311	$5,370,311	$34,955
State Street Navigator Securities Lending Portfolio II	17,288,079	17,288,079	473,297,762	335,197,745	—	—	155,388,096	155,388,096	68,963
Total		$18,162,118	$539,637,342	$397,041,053	$—	$—		$160,758,407	$103,918
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.9%
AZERBAIJAN — 0.6%
Southern Gas Corridor CJSC 6.88%, 3/24/2026	$650,000	$639,340
BAHRAIN — 0.4%
Oil & Gas Holding Co. BSCC 7.50%, 10/25/2027	400,000	390,688
BRAZIL — 1.7%
Banco do Brasil SA 4.63%, 1/15/2025	250,000	241,558
Petrobras Global Finance B.V.:
5.60%, 1/3/2031	300,000	272,157
6.00%, 1/27/2028	450,000	435,528
6.75%, 1/27/2041	300,000	267,234
6.85%, 6/5/2115	486,000	380,319
6.90%, 3/19/2049	200,000	166,280
		1,763,076
CHILE — 2.7%
Corp. Nacional del Cobre de Chile:
3.15%, 1/14/2030	650,000	544,395
3.63%, 8/1/2027	400,000	366,184
3.70%, 1/30/2050	850,000	564,000
Empresa De Los Ferrocarr SR 3.07%, 8/18/2050	200,000	111,828
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050	600,000	449,598
Empresa Nacional del Petroleo:
3.45%, 9/16/2031 (a)	200,000	156,842
5.25%, 11/6/2029	400,000	369,264
Interchile SA 4.50%, 6/30/2056 (a)	250,000	184,355
		2,746,466
CHINA — 4.5%
Bank of China, Ltd. 5.00%, 11/13/2024	600,000	600,066
China Cinda Finance 2017 I, Ltd. 4.75%, 2/8/2028	700,000	626,794
China Construction Bank Corp. 5 Year CMT + 1.88%, 4.25%, 2/27/2029 (b)	400,000	396,112
China Resources Land, Ltd. 5 Year CMT + 5.14%, 3.75%, 12/9/2024 (b)	500,000	469,510
Chinalco Capital Holdings, Ltd. 2.13%, 6/3/2026	250,000	225,505
CNAC HK Finbridge Co., Ltd. 5.13%, 3/14/2028	500,000	481,266
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	200,000	193,766
Huarong Finance II Co., Ltd. 5.50%, 1/16/2025	200,000	177,976
Security Description	Principal Amount	Value
Industrial & Commercial Bank of China, Ltd.:
4.88%, 9/21/2025	$200,000	$199,643
5 Year CMT + 2.37%, 3.20%, 9/24/2026 (b)	200,000	182,927
Sinopec Group Overseas Development 2015, Ltd. 3.25%, 4/28/2025	200,000	192,994
Sinopec Group Overseas Development 2018, Ltd. 2.30%, 1/8/2031	563,000	468,782
State Grid Overseas Investment BVI, Ltd:
1.63%, 8/5/2030	200,000	159,882
3.50%, 5/4/2027	300,000	286,371
		4,661,594
COLOMBIA — 1.1%
Ecopetrol SA:
5.38%, 6/26/2026	200,000	181,600
5.88%, 9/18/2023	220,000	218,427
5.88%, 5/28/2045	700,000	423,787
6.88%, 4/29/2030	400,000	336,980
		1,160,794
INDIA — 1.3%
Greenko Dutch B.V. 3.85%, 3/29/2026	334,250	270,368
Indian Oil Corp., Ltd. 4.75%, 1/16/2024	750,000	742,463
Indian Railway Finance Corp., Ltd. 2.80%, 2/10/2031	500,000	383,540
		1,396,371
INDONESIA — 1.3%
Indonesia Asahan Aluminium Persero PT 4.75%, 5/15/2025	340,000	329,225
Pertamina Persero PT:
4.18%, 1/21/2050	250,000	170,860
5.63%, 5/20/2043	200,000	167,950
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027	500,000	456,950
5.45%, 5/21/2028	200,000	190,266
		1,315,251
ISRAEL — 0.3%
Israel Electric Corp., Ltd.:
3.75%, 2/22/2032 (a)	200,000	171,946
Series 6, 5.00%, 11/12/2024 (a)	200,000	195,055
		367,001
KAZAKHSTAN — 1.6%
Development Bank of Kazakhstan JSC 2.95%, 5/6/2031	400,000	311,256

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Kazakhstan Temir Zholy Finance B.V. 6.95%, 7/10/2042	$200,000	$196,280
KazMunayGas National Co. JSC:
4.75%, 4/19/2027	300,000	250,815
5.38%, 4/24/2030	900,000	712,574
6.38%, 10/24/2048	200,000	139,026
		1,609,951
MALAYSIA — 2.3%
Misc Capital Two Labuan, Ltd. 3.75%, 4/6/2027	200,000	181,008
Petronas Capital, Ltd.:
2.48%, 1/28/2032	250,000	201,080
3.40%, 4/28/2061	200,000	134,832
3.50%, 4/21/2030	1,000,000	904,180
4.50%, 3/18/2045	400,000	358,116
4.55%, 4/21/2050	400,000	350,736
TNB Global Ventures Capital Bhd 3.24%, 10/19/2026	250,000	231,725
		2,361,677
MEXICO — 2.3%
Comision Federal de Electricidad:
3.35%, 2/9/2031	200,000	144,010
4.88%, 1/15/2024	200,000	195,952
Mexico City Airport Trust 5.50%, 7/31/2047	200,000	124,260
Petroleos Mexicanos:
5.35%, 2/12/2028	400,000	304,716
5.95%, 1/28/2031	300,000	202,512
6.49%, 1/23/2027	400,000	334,868
6.63%, 6/15/2035	150,000	95,256
6.75%, 9/21/2047	700,000	389,893
6.88%, 8/4/2026	300,000	268,983
6.95%, 1/28/2060	100,000	55,293
Petroleos Mexicanos Co. 6.70%, 2/16/2032	311,000	218,767
		2,334,510
MOROCCO — 0.4%
OCP SA:
3.75%, 6/23/2031	200,000	151,483
5.13%, 6/23/2051	400,000	254,000
		405,483
OMAN — 0.2%
Oryx Funding, Ltd. 5.80%, 2/3/2031	200,000	178,000
PANAMA — 0.6%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a)	418,000	299,238
Banco Nacional de Panama 2.50%, 8/11/2030	400,000	293,948
		593,186
Security Description	Principal Amount	Value
PERU — 0.7%
Consorcio Transmantaro SA 5.20%, 4/11/2038 (a)	$250,000	$213,365
Petroleos del Peru SA:
4.75%, 6/19/2032	316,000	223,510
5.63%, 6/19/2047	525,000	315,142
		752,017
PHILIPPINES — 0.2%
Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/2024	250,000	261,922
QATAR — 0.2%
Ooredoo International Finance, Ltd. 2.63%, 4/8/2031	200,000	165,200
SAUDI ARABIA — 1.0%
Saudi Arabian Oil Co.:
2.25%, 11/24/2030	400,000	322,594
3.25%, 11/24/2050	300,000	201,022
4.25%, 4/16/2039	250,000	214,062
4.38%, 4/16/2049	400,000	332,504
		1,070,182
SOUTH AFRICA — 0.5%
Eskom Holdings SOC, Ltd.:
6.35%, 8/10/2028	400,000	348,252
7.13%, 2/11/2025	200,000	177,100
		525,352
THAILAND — 0.3%
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027	300,000	264,621
UNITED ARAB EMIRATES — 1.5%
Abu Dhabi Ports Co. PJSC COR, 2.50%, 5/6/2031	200,000	162,548
DP World Crescent, Ltd. 3.91%, 5/31/2023	400,000	396,000
DP World Salaam 5 Year CMT + 5.75%, 6.00%, 10/1/2025 (b)	400,000	388,603
DP World, Ltd.:
5.63%, 9/25/2048	200,000	174,588
6.85%, 7/2/2037 (a)	200,000	203,090
Emirates NBD Bank PJSC 6 year CMT + 3.66%, 6.13%, 3/20/2025 (b)	200,000	192,904
		1,517,733
UNITED STATES — 0.2%
DAE Funding LLC 3.38%, 3/20/2028	275,000	232,943
TOTAL CORPORATE BONDS & NOTES (Cost $33,171,442)		26,713,358

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 72.1%
ANGOLA — 1.0%
Angolan Government International Bond:
Series REGS, 8.25%, 5/9/2028	$500,000	$393,150
Series REGS, 8.75%, 4/14/2032	200,000	147,900
Series REGS, 9.13%, 11/26/2049	500,000	336,010
Series REGS, 9.38%, 5/8/2048	250,000	168,830
		1,045,890
ARGENTINA — 0.2%
Argentine Republic Government International Bond 1.00%, 7/9/2029	1,250,000	239,700
ARMENIA — 0.2%
Republic of Armenia International Bond Series REGS, 7.15%, 3/26/2025	200,000	195,006
AZERBAIJAN — 0.1%
Republic of Azerbaijan International Bond Series REGS, 4.75%, 3/18/2024	100,000	97,541
BAHAMAS — 0.1%
Bahamas Government International Bond Series REGS, 6.00%, 11/21/2028	200,000	120,192
BAHRAIN — 2.6%
Bahrain Government International Bond:
Series REGS, 5.25%, 1/25/2033	200,000	154,740
Series REGS, 5.45%, 9/16/2032	808,000	644,380
Series REGS, 6.00%, 9/19/2044	400,000	276,000
Series REGS, 7.00%, 1/26/2026	700,000	701,225
Series REGS, 7.50%, 9/20/2047	500,000	396,074
CBB International Sukuk Co. 5 Spc 5.62%, 2/12/2024	549,000	549,686
		2,722,105
BERMUDA — 0.3%
Bermuda Government International Bond:
Series REGS, 2.38%, 8/20/2030	200,000	159,098
Security Description	Principal Amount	Value
Series REGS, 3.38%, 8/20/2050	$200,000	$133,358
		292,456
BOLIVIA — 0.3%
Bolivian Government International Bond Series REGS, 4.50%, 3/20/2028	450,000	353,529
BRAZIL — 3.7%
Brazilian Government International Bond:
3.75%, 9/12/2031	400,000	323,932
3.88%, 6/12/2030	600,000	497,130
4.25%, 1/7/2025	300,000	292,674
4.50%, 5/30/2029	400,000	356,184
4.63%, 1/13/2028	800,000	744,728
4.75%, 1/14/2050	200,000	137,264
5.00%, 1/27/2045	600,000	437,796
5.63%, 1/7/2041	300,000	243,039
5.63%, 2/21/2047	200,000	153,950
6.00%, 4/7/2026	400,000	407,120
8.25%, 1/20/2034	200,000	216,132
		3,809,949
CHILE — 2.1%
Chile Government International Bond:
2.55%, 1/27/2032	200,000	157,098
2.55%, 7/27/2033	316,000	237,009
3.10%, 5/7/2041	400,000	270,420
3.10%, 1/22/2061	500,000	290,455
3.24%, 2/6/2028	400,000	361,000
3.50%, 1/31/2034	200,000	163,224
3.50%, 1/25/2050	300,000	203,649
3.86%, 6/21/2047	600,000	439,980
		2,122,835
CHINA — 0.5%
China Government International Bond:
Series 144A, 2.50%, 10/26/2051 (a)	300,000	208,446
4.00%, 10/19/2048	300,000	285,076
		493,522
COLOMBIA — 3.4%
Colombia Government International Bond:
3.00%, 1/30/2030	300,000	215,700
3.13%, 4/15/2031	400,000	278,772
3.25%, 4/22/2032	200,000	135,354
3.88%, 4/25/2027	400,000	340,244
3.88%, 2/15/2061	250,000	127,785
4.13%, 2/22/2042	250,000	142,965
4.13%, 5/15/2051	200,000	107,278
4.50%, 1/28/2026	300,000	274,575

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/15/2045	$600,000	$365,832
5.20%, 5/15/2049	400,000	246,872
5.63%, 2/26/2044	500,000	331,505
6.13%, 1/18/2041	750,000	551,865
7.38%, 9/18/2037	400,000	349,632
		3,468,379
COSTA RICA — 0.7%
Costa Rica Government International Bond:
Series REGS, 5.63%, 4/30/2043	176,000	125,177
Series REGS, 6.13%, 2/19/2031	200,000	184,018
Series REGS, 7.00%, 4/4/2044	206,000	170,817
Series REGS, 7.16%, 3/12/2045	300,000	252,891
		732,903
DOMINICAN REPUBLIC — 3.2%
Dominican Republic International Bond:
Series REGS, 4.88%, 9/23/2032	650,000	487,988
Series REGS, 5.30%, 1/21/2041	300,000	203,004
Series REGS, 5.50%, 1/27/2025	300,000	291,110
Series REGS, 5.88%, 1/30/2060	400,000	263,396
Series REGS, 6.00%, 7/19/2028	1,150,000	1,045,936
Series REGS, 6.40%, 6/5/2049	400,000	288,696
Series REGS, 6.50%, 2/15/2048	400,000	293,940
Series REGS, 6.88%, 1/29/2026	200,000	195,518
Series REGS, 7.45%, 4/30/2044	300,000	252,135
		3,321,723
EGYPT — 2.5%
Egypt Government International Bond:
Series REGS, 5.58%, 2/21/2023	200,000	194,000
Series REGS, 5.88%, 6/11/2025	200,000	157,992
Series REGS, 5.88%, 2/16/2031	400,000	231,899
Series REGS, 7.05%, 1/15/2032	250,000	150,679
Series REGS, 7.30%, 9/30/2033	550,000	316,368
Security Description	Principal Amount	Value
Series REGS, 7.50%, 1/31/2027	$300,000	$231,069
Series REGS, 7.50%, 2/16/2061	400,000	205,660
Series REGS, 7.60%, 3/1/2029	600,000	418,967
Series REGS, 7.90%, 2/21/2048	400,000	208,128
Series REGS, 8.50%, 1/31/2047	400,000	221,791
Series REGS, 8.88%, 5/29/2050	450,000	249,317
		2,585,870
ETHIOPIA — 0.1%
Ethiopia International Bond Series REGS, 6.63%, 12/11/2024	200,000	100,600
GABON — 0.3%
Gabon Government International Bond:
Series REGS, 6.63%, 2/6/2031	200,000	131,136
Series 144A, 7.00%, 11/24/2031 (a)	200,000	131,548
		262,684
GEORGIA — 0.2%
Georgia Government International Bond Series REGS, 2.75%, 4/22/2026	200,000	170,031
GHANA — 0.1%
Ghana Government International Bond Series REGS, 10.75%, 10/14/2030	200,000	144,600
GUATEMALA — 0.8%
Guatemala Government Bond:
Series REGS, 4.50%, 5/3/2026	378,000	357,535
Series REGS, 4.88%, 2/13/2028	300,000	271,413
Series REGS, 6.13%, 6/1/2050	207,000	169,519
		798,467
HONDURAS — 0.2%
Honduras Government International Bond Series REGS, 5.63%, 6/24/2030	300,000	217,086
HUNGARY — 1.0%
Hungary Government International Bond:
Series 144A, 2.13%, 9/22/2031 (a)	400,000	275,180

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 3.13%, 9/21/2051	$350,000	$184,999
7.63%, 3/29/2041	600,000	592,152
		1,052,331
INDIA — 1.1%
Export-Import Bank of India:
Series REGS, 2.25%, 1/13/2031	800,000	596,344
Series REGS, 3.38%, 8/5/2026	550,000	508,403
		1,104,747
INDONESIA — 4.1%
Indonesia Government International Bond:
2.85%, 2/14/2030	400,000	341,004
3.40%, 9/18/2029	400,000	354,144
Series REGS, 3.85%, 7/18/2027	200,000	187,288
3.85%, 10/15/2030	600,000	541,746
4.20%, 10/15/2050	550,000	420,645
4.35%, 1/11/2048	400,000	316,196
4.45%, 4/15/2070	200,000	152,022
4.75%, 2/11/2029	100,000	96,799
Series REGS, 5.13%, 1/15/2045	400,000	347,808
Series REGS, 5.95%, 1/8/2046	400,000	389,812
Series REGS, 6.63%, 2/17/2037	200,000	209,340
Series REGS, 8.50%, 10/12/2035	200,000	243,050
Perusahaan Penerbit SBSN Indonesia III Series REGS, 4.15%, 3/29/2027	700,000	669,914
		4,269,768
IRAQ — 0.4%
Iraq International Bond Series REGS, 6.75%, 3/9/2023	400,000	387,838
IVORY COAST — 0.3%
Ivory Coast Government International Bond Series REGS, 6.13%, 6/15/2033	400,000	304,000
JAMAICA — 0.8%
Jamaica Government International Bond:
6.75%, 4/28/2028	400,000	416,548
7.88%, 7/28/2045	200,000	215,193
8.00%, 3/15/2039	200,000	220,038
		851,779
Security Description	Principal Amount	Value
JORDAN — 0.7%
Jordan Government International Bond:
Series REGS, 5.75%, 1/31/2027	$300,000	$269,625
Series REGS, 6.13%, 1/29/2026	100,000	93,678
Series REGS, 7.38%, 10/10/2047	500,000	364,375
		727,678
KAZAKHSTAN — 0.6%
Kazakhstan Government International Bond:
Series REGS, 4.88%, 10/14/2044	100,000	76,966
Series REGS, 4.88%, 10/14/2044	400,000	307,862
Series REGS, 6.50%, 7/21/2045	200,000	184,750
		569,578
KENYA — 0.6%
Republic of Kenya Government International Bond:
Series REGS, 6.30%, 1/23/2034	200,000	122,000
Series REGS, 6.88%, 6/24/2024	200,000	169,546
Series REGS, 7.00%, 5/22/2027	200,000	153,340
Series REGS, 8.00%, 5/22/2032	200,000	135,100
Series REGS, 8.25%, 2/28/2048	100,000	60,130
		640,116
LUXEMBOURG — 0.1%
Ecuador Government International Bond Series REGS, Zero Coupon, 7/31/2030	200,000	57,367
MALAYSIA — 0.2%
Malaysia Wakala Sukuk Bhd 2.07%, 4/28/2031 (a)	250,000	211,073
MEXICO — 2.4%
Mexico Government International Bond:
2.66%, 5/24/2031	300,000	230,760
3.25%, 4/16/2030	200,000	167,458
3.75%, 1/11/2028	200,000	184,192
Series EMTN, 3.75%, 4/19/2071	150,000	87,095
3.77%, 5/24/2061	200,000	118,396
4.40%, 2/12/2052	200,000	138,038
4.60%, 1/23/2046	700,000	516,628
4.75%, 4/27/2032	250,000	224,550

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.75%, 3/8/2044	$200,000	$153,866
5.00%, 4/27/2051	200,000	153,900
5.55%, 1/21/2045	200,000	171,388
Series GMTN, 5.75%, 10/12/2110	150,000	115,854
Series MTNA, 7.50%, 4/8/2033	200,000	219,502
		2,481,627
MONGOLIA — 0.3%
Mongolia Government International Bond:
Series REGS, 3.50%, 7/7/2027	200,000	140,956
Series REGS, 5.13%, 4/7/2026	200,000	160,800
		301,756
MOROCCO — 0.4%
Morocco Government International Bond:
Series REGS, 2.38%, 12/15/2027	200,000	164,206
Series REGS, 3.00%, 12/15/2032	150,000	105,000
Series REGS, 4.00%, 12/15/2050	300,000	170,874
		440,080
MOZAMBIQUE — 0.1%
Mozambique International Bond Series REGS, 5.00%, 9/15/2031 (c)	200,000	136,640
NAMIBIA — 0.2%
Namibia International Bonds Series REGS, 5.25%, 10/29/2025	200,000	177,002
NIGERIA — 1.7%
Nigeria Government International Bond:
Series REGS, 6.13%, 9/28/2028	200,000	132,260
Series REGS, 6.38%, 7/12/2023	250,000	242,470
Series REGS, 6.50%, 11/28/2027	200,000	144,472
Series REGS, 7.14%, 2/23/2030	200,000	130,380
Series REGS, 7.38%, 9/28/2033	350,000	210,875
Series REGS, 7.63%, 11/21/2025	200,000	173,000
Series REGS, 7.63%, 11/28/2047	200,000	111,000
Series REGS, 7.63%, 11/28/2047	200,000	111,000
Security Description	Principal Amount	Value
Series REGS, 7.70%, 2/23/2038	$200,000	$116,404
Series REGS, 8.75%, 1/21/2031	200,000	140,000
Series REGS, 9.25%, 1/21/2049	300,000	192,000
		1,703,861
OMAN — 3.7%
Oman Government International Bond:
Series REGS, 4.75%, 6/15/2026	500,000	465,625
Series REGS, 4.88%, 2/1/2025	400,000	386,000
Series REGS, 5.38%, 3/8/2027	400,000	375,638
Series REGS, 6.00%, 8/1/2029	600,000	558,422
Series REGS, 6.25%, 1/25/2031	200,000	186,249
Series REGS, 6.50%, 3/8/2047	400,000	312,738
Series REGS, 6.75%, 10/28/2027	650,000	641,062
Series REGS, 6.75%, 1/17/2048	200,000	160,119
Series REGS, 7.00%, 1/25/2051	200,000	164,797
Series REGS, 7.38%, 10/28/2032	200,000	199,548
Oman Sovereign Sukuk Co. Series REGS, 5.93%, 10/31/2025	400,000	404,925
		3,855,123
PAKISTAN — 0.4%
Pakistan Government International Bond:
Series REGS, 6.00%, 4/8/2026	200,000	76,840
Series REGS, 6.88%, 12/5/2027	200,000	75,000
Series REGS, 7.38%, 4/8/2031	200,000	73,008
Series REGS, 7.38%, 4/8/2031	250,000	91,260
Series REGS, 8.88%, 4/8/2051	200,000	71,312
		387,420
PANAMA — 3.2%
Panama Government Bond 3.75%, 4/17/2026	350,000	330,411
Panama Government International Bond:
2.25%, 9/29/2032	450,000	316,490
3.16%, 1/23/2030	200,000	163,216

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 1/19/2033	$300,000	$232,149
3.87%, 7/23/2060	550,000	325,457
3.88%, 3/17/2028	400,000	363,856
4.30%, 4/29/2053	485,000	323,291
4.50%, 5/15/2047	310,000	220,106
4.50%, 4/1/2056	715,000	481,767
6.70%, 1/26/2036	350,000	342,548
7.13%, 1/29/2026	200,000	211,018
		3,310,309
PAPUA NEW GUINEA — 0.2%
Papua New Guinea Government International Bond Series REGS, 8.38%, 10/4/2028	200,000	161,832
PARAGUAY — 0.8%
Paraguay Government International Bond:
Series REGS, 4.95%, 4/28/2031	550,000	489,770
Series REGS, 5.00%, 4/15/2026	200,000	192,802
Series REGS, 5.40%, 3/30/2050	200,000	147,350
		829,922
PERU — 3.2%
Corp. Financiera de Desarrollo SA Series REGS, 2.40%, 9/28/2027	200,000	164,718
Fondo MIVIVIENDA SA Series 144A, 4.63%, 4/12/2027 (a)	200,000	187,408
Peruvian Government International Bond:
1.86%, 12/1/2032	350,000	246,753
2.39%, 1/23/2026	300,000	272,262
2.78%, 1/23/2031	450,000	357,930
2.78%, 12/1/2060	75,000	40,538
3.00%, 1/15/2034	600,000	451,608
3.23%, 7/28/2121	200,000	107,842
3.60%, 1/15/2072	200,000	120,280
5.63%, 11/18/2050	800,000	751,584
7.35%, 7/21/2025	300,000	314,973
8.75%, 11/21/2033	200,000	241,540
		3,257,436
PHILIPPINES — 4.2%
Philippine Government International Bond:
1.65%, 6/10/2031	450,000	343,399
2.46%, 5/5/2030	500,000	418,660
2.65%, 12/10/2045	200,000	123,736
2.95%, 5/5/2045	300,000	197,358
3.20%, 7/6/2046	400,000	267,636
3.70%, 3/1/2041	511,000	396,158
3.70%, 2/2/2042	300,000	230,451
3.75%, 1/14/2029	200,000	188,024
Security Description	Principal Amount	Value
3.95%, 1/20/2040	$338,000	$269,092
5.50%, 3/30/2026	200,000	204,238
6.38%, 10/23/2034	276,000	290,402
7.75%, 1/14/2031	400,000	460,334
9.50%, 2/2/2030	500,000	618,925
10.63%, 3/16/2025	300,000	338,824
		4,347,237
POLAND — 0.2%
Republic of Poland Government International Bond 3.25%, 4/6/2026	200,000	188,106
QATAR — 0.2%
Qatar Government International Bond Series REGS, 5.75%, 1/20/2042	200,000	210,162
ROMANIA — 1.3%
Romanian Government International Bond:
Series 144A, 3.00%, 2/27/2027 (a)	200,000	168,846
Series REGS, 3.00%, 2/14/2031	400,000	283,513
Series 144A, 3.63%, 3/27/2032 (a)	300,000	216,900
Series REGS, 4.00%, 2/14/2051	150,000	83,255
Series REGS, 5.13%, 6/15/2048	300,000	207,750
Series 144A, 6.00%, 5/25/2034 (a)	300,000	251,628
Series REGS, COR, 3.00%, 2/14/2031	200,000	141,757
		1,353,649
RWANDA — 0.1%
Rwanda International Government Bond Series REGS, 5.50%, 8/9/2031	200,000	144,771
SAUDI ARABIA — 4.1%
Saudi Government International Bond:
Series REGS, 2.50%, 2/3/2027	200,000	183,005
Series REGS, 2.75%, 2/3/2032	250,000	211,263
Series REGS, 3.25%, 10/26/2026	1,000,000	950,450
Series REGS, 3.25%, 10/22/2030	600,000	539,243
Series REGS, 3.63%, 3/4/2028	600,000	567,072
Series REGS, 3.75%, 1/21/2055	200,000	147,660
Series REGS, 4.50%, 4/17/2030	200,000	195,442

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 4.50%, 10/26/2046	$450,000	$379,698
Series REGS, 4.50%, 4/22/2060	200,000	168,274
Series REGS, 4.63%, 10/4/2047	400,000	340,196
Series REGS, 5.00%, 4/17/2049	400,000	360,000
Series REGS, 5.25%, 1/16/2050	200,000	187,008
		4,229,311
SENEGAL — 0.3%
Senegal Government International Bond:
Series REGS, 6.25%, 5/23/2033	200,000	150,278
Series REGS, 6.25%, 5/23/2033	200,000	149,988
		300,266
SERBIA — 0.1%
Serbia International Bond Series REGS, 2.13%, 12/1/2030	200,000	130,400
SOUTH AFRICA — 2.5%
Republic of South Africa Government International Bond:
4.30%, 10/12/2028	400,000	332,600
4.85%, 9/30/2029	300,000	247,293
4.88%, 4/14/2026	400,000	372,432
5.00%, 10/12/2046	650,000	392,463
5.38%, 7/24/2044	200,000	129,800
5.65%, 9/27/2047	300,000	191,304
5.75%, 9/30/2049	450,000	287,163
5.88%, 9/16/2025	200,000	196,488
5.88%, 6/22/2030	300,000	258,030
6.30%, 6/22/2048	200,000	139,530
		2,547,103
TAJIKISTAN — 0.1%
Republic of Tajikistan International Bond Series REGS, 7.13%, 9/14/2027	200,000	128,945
TRINIDAD AND TOBAGO — 0.4%
Trinidad & Tobago Government International Bond:
Series REGS, 4.50%, 8/4/2026	200,000	192,582
Series REGS, 4.50%, 6/26/2030	250,000	227,040
		419,622
Security Description	Principal Amount	Value
TUNISIA — 0.1%
Tunisian Republic Series REGS, 5.75%, 1/30/2025	$200,000	$118,880
TURKEY — 5.0%
Hazine Mustesarligi Varlik Kiralama A/S Series REGS, 5.00%, 4/6/2023	400,000	396,400
Turkey Government International Bond:
3.25%, 3/23/2023	200,000	197,746
4.88%, 4/16/2043	400,000	224,636
5.13%, 2/17/2028	500,000	387,090
5.25%, 3/13/2030	500,000	357,305
5.75%, 3/22/2024	400,000	386,028
5.75%, 5/11/2047	200,000	119,880
5.88%, 6/26/2031	450,000	325,998
5.95%, 1/15/2031	400,000	293,833
6.00%, 3/25/2027	200,000	167,800
6.00%, 1/14/2041	400,000	246,684
6.13%, 10/24/2028	200,000	159,000
6.38%, 10/14/2025	1,100,000	992,431
6.63%, 2/17/2045	300,000	199,116
6.75%, 5/30/2040	400,000	287,051
7.63%, 4/26/2029	400,000	340,484
8.00%, 2/14/2034	100,000	84,192
		5,165,674
UNITED ARAB EMIRATES — 1.8%
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	200,000	134,000
Finance Department Government of Sharjah:
Series REGS, 4.00%, 7/28/2050	500,000	294,076
Series REGS, 4.38%, 3/10/2051	200,000	122,000
Sharjah Sukuk Program, Ltd.:
2.94%, 6/10/2027	400,000	349,016
3.20%, 7/13/2031	300,000	240,489
3.85%, 4/3/2026	411,000	379,661
4.23%, 3/14/2028	400,000	361,445
		1,880,687
URUGUAY — 2.0%
Uruguay Government International Bond:
4.38%, 1/23/2031	700,000	670,460
4.98%, 4/20/2055	400,000	356,268
5.10%, 6/18/2050	580,000	528,867
7.63%, 3/21/2036	400,000	480,492
		2,036,087

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
UZBEKISTAN — 0.3%
Republic of Uzbekistan International Bond:
Series REGS, 3.70%, 11/25/2030	$300,000	$213,948
Series 144A, 3.90%, 10/19/2031 (a)	200,000	140,074
		354,022
VIETNAM — 0.3%
Vietnam Government International Bond Series REGS, 4.80%, 11/19/2024	297,000	292,477
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $97,088,375)		74,361,750
TOTAL INVESTMENTS — 98.0% (Cost $130,259,852)		101,075,108
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		2,020,600
NET ASSETS — 100.0%		$103,095,708

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.1% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2022. Maturity date shown is the final maturity.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
MTNA	Medium Term Note, Series A

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$26,713,358	$—	$26,713,358
Foreign Government Obligations	—	74,361,750	—	74,361,750
TOTAL INVESTMENTS	$—	$101,075,108	$—	$101,075,108
See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
AEROSPACE & DEFENSE — 4.0%
Boeing Co.:
2.20%, 2/4/2026	$567,000	$504,022
3.63%, 2/1/2031	125,000	103,293
4.88%, 5/1/2025	357,000	348,321
5.04%, 5/1/2027	210,000	202,039
5.15%, 5/1/2030	462,000	426,741
5.71%, 5/1/2040	315,000	274,476
5.81%, 5/1/2050	567,000	494,062
5.93%, 5/1/2060	337,000	288,672
Northrop Grumman Corp.:
2.93%, 1/15/2025	147,000	140,324
3.25%, 1/15/2028	210,000	191,295
4.03%, 10/15/2047	225,000	178,528
Raytheon Technologies Corp.:
3.95%, 8/16/2025	147,000	143,337
4.13%, 11/16/2028	315,000	294,438
4.50%, 6/1/2042	357,000	307,217
		3,896,765
AGRICULTURE — 2.6%
Altria Group, Inc.:
2.45%, 2/4/2032	189,000	133,621
3.40%, 2/4/2041	150,000	93,790
3.88%, 9/16/2046	162,000	102,702
4.80%, 2/14/2029	189,000	174,272
5.38%, 1/31/2044	189,000	153,455
5.80%, 2/14/2039	210,000	181,712
5.95%, 2/14/2049	252,000	209,879
BAT Capital Corp.:
2.26%, 3/25/2028	189,000	149,817
3.56%, 8/15/2027	357,000	313,275
4.39%, 8/15/2037	252,000	178,858
4.54%, 8/15/2047	250,000	166,139
BAT International Finance PLC 1.67%, 3/25/2026	157,000	135,786
Philip Morris International, Inc. 6.38%, 5/16/2038	155,000	147,076
Reynolds American, Inc.:
4.45%, 6/12/2025	252,000	243,153
5.85%, 8/15/2045	210,000	164,676
		2,548,211
AIRLINES — 1.4%
Delta Air Lines, Inc. 7.00%, 5/1/2025 (a)	160,000	161,511
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/2025 (a)	160,000	155,652
4.75%, 10/20/2028 (a)	350,000	325,865
Security Description	Principal Amount	Value
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.50%, 6/20/2027 (a)	$361,000	$352,987
Southwest Airlines Co.:
5.13%, 6/15/2027	210,000	205,621
5.25%, 5/4/2025	168,000	167,901
		1,369,537
APPAREL — 0.3%
NIKE, Inc.:
2.85%, 3/27/2030	147,000	127,830
3.38%, 3/27/2050	147,000	109,076
		236,906
AUTO MANUFACTURERS — 1.5%
BMW US Capital LLC 3.90%, 4/9/2025 (a)	157,000	152,323
General Motors Co. 6.25%, 10/2/2043	162,000	140,397
General Motors Financial Co., Inc. 1.25%, 1/8/2026	147,000	126,302
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	157,000	186,865
Nissan Motor Co., Ltd.:
3.52%, 9/17/2025 (a)	147,000	134,988
4.35%, 9/17/2027 (a)	252,000	215,881
4.81%, 9/17/2030 (a)	252,000	204,338
Toyota Motor Credit Corp.:
3.05%, 3/22/2027	147,000	135,420
Series MTN, 1.80%, 2/13/2025	140,000	130,655
		1,427,169
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 3.10%, 12/1/2051	147,000	82,098
BANKS — 27.2%
Bank of America Corp.:
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	621,000	551,156
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	588,000	504,844
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	390,000	291,988
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	432,000	336,811
SOFR + 1.33%, 2.97%, 2/4/2033 (b)	390,000	305,882
SOFR + 1.83%, 4.57%, 4/27/2033 (b)	415,000	371,953
SOFR + 2.16%, 5.02%, 7/22/2033 (b)	510,000	473,681

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	$532,000	$401,788
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	519,000	336,488
Barclays PLC 4.38%, 1/12/2026	252,000	237,892
Citigroup, Inc.:
3.20%, 10/21/2026	295,000	270,097
4.45%, 9/29/2027	399,000	369,589
5.50%, 9/13/2025	150,000	149,740
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (b)	288,000	277,820
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	285,000	262,818
SOFR + 0.69%, 0.78%, 10/30/2024 (b)	215,000	204,459
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	285,000	243,234
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	315,000	242,702
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	315,000	248,871
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	315,000	263,770
SOFR + 2.09%, 4.91%, 5/24/2033 (b)	225,000	207,254
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	357,000	281,357
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	357,000	335,171
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	400,000	360,365
Credit Suisse Group AG:
SOFR + 1.73%, 3.09%, 5/14/2032 (a) (b)	321,000	225,646
SOFR + 3.73%, 4.19%, 4/1/2031 (a) (b)	315,000	248,973
SOFR + 3.92%, 6.54%, 8/12/2033 (a) (b)	300,000	270,174
Goldman Sachs Group, Inc.:
3.50%, 4/1/2025	357,000	341,165
3.85%, 1/26/2027	305,000	282,650
6.75%, 10/1/2037	537,000	536,560
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	357,000	325,212
SOFR + 0.8%, 1.43%, 3/9/2027 (b)	315,000	272,135
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	441,000	377,864
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	315,000	241,797
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	348,000	269,645
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	420,000	334,512
Security Description	Principal Amount	Value
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	$336,000	$306,106
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	420,000	317,371
HSBC Holdings PLC:
3.90%, 5/25/2026	252,000	235,953
4.30%, 3/8/2026	315,000	301,368
4.95%, 3/31/2030	252,000	231,874
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (b)	252,000	243,692
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	252,000	238,376
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (b)	295,000	263,096
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (b)	315,000	266,493
SOFR + 1.1%, 2.25%, 11/22/2027 (b)	252,000	212,553
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	315,000	231,483
SOFR + 2.87%, 5.40%, 8/11/2033 (b)	250,000	221,317
JPMorgan Chase & Co.:
2.95%, 10/1/2026	300,000	275,172
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	357,000	308,710
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	320,000	236,644
SOFR + 1.18%, 2.55%, 11/8/2032 (b)	315,000	239,991
SOFR + 1.25%, 2.58%, 4/22/2032 (b)	347,000	269,083
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	357,000	280,819
SOFR + 1.32%, 4.08%, 4/26/2026 (b)	315,000	303,773
SOFR + 1.51%, 2.74%, 10/15/2030 (b)	378,000	308,367
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	300,000	282,180
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	367,000	242,334
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	357,000	325,679
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	350,000	335,907
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	450,000	414,992
Mitsubishi UFJ Financial Group, Inc. 2.19%, 2/25/2025	260,000	240,888
Morgan Stanley:
3.63%, 1/20/2027	300,000	279,076
SOFR + 0.53%, 0.79%, 5/30/2025 (b)	310,000	285,615
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	357,000	308,616

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	$300,000	$214,971
Series GMTN, 3.70%, 10/23/2024	295,000	287,670
Series GMTN, 4.00%, 7/23/2025	315,000	305,292
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (b)	310,000	279,350
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	305,000	280,655
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	315,000	268,954
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	357,000	290,151
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	357,000	268,647
Series MTN, 3.13%, 7/27/2026	265,000	243,918
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	305,000	263,496
Royal Bank of Canada 3.38%, 4/14/2025	135,000	129,854
Sumitomo Mitsui Financial Group, Inc. 3.04%, 7/16/2029	250,000	209,661
UBS Group AG 4.13%, 9/24/2025 (a)	260,000	248,591
Wells Fargo & Co.:
3.00%, 10/23/2026	357,000	323,206
SOFR + 1.51%, 3.53%, 3/24/2028 (b)	390,000	354,771
SOFR + 1.98%, 4.81%, 7/25/2028 (b)	300,000	286,626
SOFR + 2.1%, 4.90%, 7/25/2033 (b)	350,000	322,640
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	367,000	252,318
Series MTN, 3 Month SOFR + 1.43%, 2.88%, 10/30/2030 (b)	357,000	294,230
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (b)	290,000	271,276
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031	300,000	240,120
Series MTN, SOFR + 1.5%, 3.35%, 3/2/2033 (b)	385,000	313,153
Series MTN, SOFR + 2.1%, 2.39%, 6/2/2028 (b)	336,000	288,876
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (b)	340,000	277,770
Series MTN, SOFR + 4.5%, 5.01%, 4/4/2051 (b)	567,000	491,158
		26,270,945
Security Description	Principal Amount	Value
BEVERAGES — 5.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	$336,000	$322,674
4.70%, 2/1/2036	546,000	490,796
4.90%, 2/1/2046	971,000	843,285
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	189,000	168,267
4.00%, 4/13/2028	252,000	238,141
4.38%, 4/15/2038	150,000	128,546
4.50%, 6/1/2050	231,000	190,611
4.60%, 4/15/2048	252,000	209,417
4.75%, 1/23/2029	421,000	409,521
4.75%, 4/15/2058	150,000	122,106
5.45%, 1/23/2039	210,000	197,703
5.55%, 1/23/2049	420,000	392,810
Coca-Cola Co.:
1.45%, 6/1/2027	147,000	127,026
2.25%, 1/5/2032	210,000	170,385
2.50%, 3/15/2051	145,000	90,279
3.00%, 3/5/2051	168,000	117,094
Molson Coors Beverage Co. 4.20%, 7/15/2046	169,000	126,065
Molson Coors Brewing Co. 3.00%, 7/15/2026	210,000	191,520
PepsiCo, Inc.:
2.25%, 3/19/2025	147,000	139,108
2.75%, 3/19/2030	147,000	127,210
3.00%, 10/15/2027	147,000	135,617
		4,938,181
BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
3.38%, 2/21/2050	230,000	157,095
4.40%, 5/1/2045	231,000	188,207
4.66%, 6/15/2051	349,000	294,679
Gilead Sciences, Inc.:
3.65%, 3/1/2026	278,000	264,358
4.75%, 3/1/2046	231,000	200,963
		1,105,302
BUILDING MATERIALS — 0.4%
Carrier Global Corp.:
2.72%, 2/15/2030	210,000	173,292
3.38%, 4/5/2040	147,000	105,925
3.58%, 4/5/2050	210,000	144,944
		424,161
CHEMICALS — 1.5%
Celanese US Holdings LLC:
6.05%, 3/15/2025	175,000	170,884
6.17%, 7/15/2027	200,000	188,845
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	189,000	185,347
4.73%, 11/15/2028	231,000	220,371

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.32%, 11/15/2038	$185,000	$168,358
5.42%, 11/15/2048	205,000	184,212
International Flavors & Fragrances, Inc.:
2.30%, 11/1/2030 (a)	147,000	112,327
3.47%, 12/1/2050 (a)	152,000	99,582
Sherwin-Williams Co. 3.45%, 6/1/2027	147,000	135,009
		1,464,935
COMPUTERS — 1.8%
Apple, Inc.:
3.25%, 2/23/2026	336,000	322,134
3.85%, 5/4/2043	305,000	257,018
4.65%, 2/23/2046	390,000	365,380
Dell International LLC/EMC Corp. 6.02%, 6/15/2026	462,000	463,751
International Business Machines Corp. 3.50%, 5/15/2029	336,000	303,502
		1,711,785
COSMETICS/PERSONAL CARE — 0.1%
Procter & Gamble Co. 3.00%, 3/25/2030	147,000	131,323
DIVERSIFIED FINANCIAL SERVICES — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	336,000	306,842
2.45%, 10/29/2026	390,000	329,166
3.00%, 10/29/2028	390,000	312,772
3.30%, 1/30/2032	385,000	288,351
Air Lease Corp. Series MTN, 2.88%, 1/15/2026	147,000	131,680
Capital One Financial Corp. 3.80%, 1/31/2028	150,000	135,514
Visa, Inc.:
3.15%, 12/14/2025	395,000	377,416
4.30%, 12/14/2045	357,000	310,391
		2,192,132
ELECTRIC — 2.7%
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	147,000	91,104
6.13%, 4/1/2036	175,000	177,504
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	157,000	134,992
Duke Energy Corp.:
2.65%, 9/1/2026	150,000	135,881
3.75%, 9/1/2046	150,000	106,299
Florida Power & Light Co. 2.45%, 2/3/2032	147,000	119,347
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	147,000	121,698
Security Description	Principal Amount	Value
2.25%, 6/1/2030	$210,000	$167,089
3.55%, 5/1/2027	147,000	136,038
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	200,000	145,284
3.15%, 1/1/2026	205,000	183,639
3.50%, 8/1/2050	189,000	114,896
4.50%, 7/1/2040	200,000	146,797
4.55%, 7/1/2030	315,000	269,565
4.95%, 7/1/2050	315,000	231,824
Southern Co.:
3.25%, 7/1/2026	189,000	174,885
4.40%, 7/1/2046	200,000	157,216
		2,614,058
ELECTRONICS — 0.3%
Honeywell International, Inc.:
1.75%, 9/1/2031	162,000	126,135
2.50%, 11/1/2026	147,000	134,834
		260,969
ENTERTAINMENT — 1.9%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027 (a)	420,000	376,074
4.28%, 3/15/2032 (a)	505,000	415,026
5.05%, 3/15/2042 (a)	462,000	345,884
5.14%, 3/15/2052 (a)	714,000	518,888
5.39%, 3/15/2062 (a)	305,000	221,088
		1,876,960
FOOD — 0.7%
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	189,000	174,319
4.38%, 6/1/2046	285,000	222,497
5.20%, 7/15/2045	189,000	163,895
Tyson Foods, Inc. 5.10%, 9/28/2048	150,000	133,230
		693,941
HEALTH CARE PRODUCTS — 0.6%
Abbott Laboratories 4.90%, 11/30/2046	336,000	323,548
Thermo Fisher Scientific, Inc. 1.22%, 10/18/2024	252,000	234,208
		557,756
HEALTH CARE SERVICES — 0.5%
HCA, Inc.:
3.50%, 9/1/2030	275,000	226,452
5.38%, 2/1/2025	250,000	246,787
		473,239
INSURANCE — 1.3%
American International Group, Inc.:
2.50%, 6/30/2025	147,000	136,984
3.90%, 4/1/2026	157,000	149,989

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	$293,000	$224,195
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	252,000	239,307
Chubb INA Holdings, Inc. 3.35%, 5/3/2026	132,000	124,599
Equitable Holdings, Inc. 4.35%, 4/20/2028	147,000	137,676
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	157,000	149,032
Prudential Financial, Inc. Series MTN, 3.70%, 3/13/2051	150,000	110,676
		1,272,458
INTERNET — 1.2%
Amazon.com, Inc.:
3.10%, 5/12/2051	336,000	234,811
3.15%, 8/22/2027	357,000	332,734
4.05%, 8/22/2047	357,000	304,285
Meta Platforms, Inc. 3.85%, 8/15/2032 (a)	300,000	264,327
		1,136,157
MACHINERY-DIVERSIFIED — 0.1%
Otis Worldwide Corp. 2.57%, 2/15/2030	150,000	122,559
MEDIA — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025	462,000	450,936
6.48%, 10/23/2045	355,000	313,632
Comcast Corp.:
2.89%, 11/1/2051	500,000	313,129
2.94%, 11/1/2056	615,000	368,070
2.99%, 11/1/2063	415,000	240,760
4.15%, 10/15/2028	370,000	348,980
		2,035,507
MINING — 0.4%
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	252,000	237,246
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	189,000	157,374
		394,620
MISCELLANEOUS MANUFACTURER — 1.4%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	689,000	617,077
General Electric Co. Series A, 6.75%, 3/15/2032	230,000	248,657
Siemens Financieringsmaatschappij NV:
1.20%, 3/11/2026 (a)	189,000	164,653
Security Description	Principal Amount	Value
2.15%, 3/11/2031 (a)	$189,000	$150,416
6.13%, 8/17/2026 (a)	175,000	180,120
		1,360,923
OIL & GAS — 6.0%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	210,000	170,312
2.77%, 11/10/2050	150,000	92,811
2.94%, 6/4/2051	231,000	146,649
3.00%, 2/24/2050	210,000	135,401
3.06%, 6/17/2041	150,000	106,705
4.23%, 11/6/2028	210,000	196,915
BP Capital Markets PLC 3.28%, 9/19/2027	147,000	134,713
Chevron Corp.:
1.55%, 5/11/2025	252,000	232,949
2.24%, 5/11/2030	157,000	130,542
2.95%, 5/16/2026	231,000	217,487
ConocoPhillips Co. 4.03%, 3/15/2062 (a)	189,000	144,169
Continental Resources, Inc. 5.75%, 1/15/2031 (a)	157,000	141,552
Equinor ASA 3.13%, 4/6/2030	157,000	137,534
Exxon Mobil Corp.:
2.61%, 10/15/2030	185,000	156,709
2.71%, 3/6/2025	164,000	156,578
2.99%, 3/19/2025	288,000	276,586
3.04%, 3/1/2026	252,000	238,202
3.45%, 4/15/2051	288,000	214,588
3.48%, 3/19/2030	210,000	190,647
4.11%, 3/1/2046	250,000	207,068
4.23%, 3/19/2040	210,000	182,798
4.33%, 3/19/2050	288,000	245,839
Shell International Finance B.V.:
2.38%, 11/7/2029	147,000	123,242
2.75%, 4/6/2030	189,000	161,419
2.88%, 5/10/2026	189,000	176,117
3.25%, 5/11/2025	273,000	262,468
3.25%, 4/6/2050	185,000	129,655
3.88%, 11/13/2028	147,000	137,464
4.00%, 5/10/2046	231,000	183,874
4.13%, 5/11/2035	150,000	131,492
6.38%, 12/15/2038	275,000	290,999
TotalEnergies Capital International SA 3.13%, 5/29/2050	252,000	172,630
Valero Energy Corp. 6.63%, 6/15/2037	150,000	148,866
		5,774,980
OIL & GAS SERVICES — 0.2%
Halliburton Co. 5.00%, 11/15/2045	210,000	174,460

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.1%
Berry Global, Inc. 1.57%, 1/15/2026	$159,000	$138,509
PHARMACEUTICALS — 9.5%
AbbVie, Inc.:
2.60%, 11/21/2024	378,000	359,585
2.95%, 11/21/2026	409,000	374,167
3.20%, 11/21/2029	552,000	483,465
3.60%, 5/14/2025	378,000	363,382
3.80%, 3/15/2025	294,000	284,235
4.05%, 11/21/2039	420,000	340,167
4.25%, 11/21/2049	578,000	464,886
4.40%, 11/6/2042	250,000	206,660
4.50%, 5/14/2035	250,000	221,936
4.70%, 5/14/2045	273,000	230,992
AstraZeneca PLC 6.45%, 9/15/2037	285,000	305,803
Bayer US Finance II LLC:
4.25%, 12/15/2025 (a)	255,000	243,930
4.38%, 12/15/2028 (a)	357,000	325,739
Bristol-Myers Squibb Co.:
3.40%, 7/26/2029	252,000	228,835
4.25%, 10/26/2049	378,000	317,901
Cigna Corp.:
4.13%, 11/15/2025	225,000	218,455
4.38%, 10/15/2028	399,000	376,634
4.90%, 12/15/2048	290,000	251,833
CVS Health Corp.:
1.30%, 8/21/2027	231,000	192,547
3.88%, 7/20/2025	279,000	270,453
4.30%, 3/25/2028	504,000	476,032
4.78%, 3/25/2038	504,000	442,426
5.05%, 3/25/2048	809,000	711,798
5.13%, 7/20/2045	357,000	313,192
Merck & Co., Inc. 2.75%, 2/10/2025	252,000	241,531
Pfizer, Inc. 7.20%, 3/15/2039	255,000	303,165
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	300,000	276,692
Takeda Pharmaceutical Co., Ltd. 2.05%, 3/31/2030	252,000	198,959
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	225,000	205,106
		9,230,506
PIPELINES — 3.4%
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	150,000	129,917
5.13%, 6/30/2027	150,000	145,126
5.88%, 3/31/2025	147,000	147,339
Energy Transfer L.P.:
3.75%, 5/15/2030	142,000	120,180
5.00%, 5/15/2050	210,000	164,036
Security Description	Principal Amount	Value
5.25%, 4/15/2029	$147,000	$138,180
5.40%, 10/1/2047	147,000	118,913
6.25%, 4/15/2049	189,000	168,462
Kinder Morgan, Inc.:
4.30%, 6/1/2025	147,000	143,441
5.55%, 6/1/2045	169,000	146,961
MPLX L.P.:
1.75%, 3/1/2026	147,000	128,662
2.65%, 8/15/2030	147,000	115,141
4.50%, 4/15/2038	175,000	140,579
4.70%, 4/15/2048	147,000	112,077
4.95%, 3/14/2052	152,000	119,612
5.50%, 2/15/2049	155,000	132,097
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	147,000	140,998
5.63%, 3/1/2025	210,000	209,502
5.88%, 6/30/2026	160,000	159,850
4.50%, 5/15/2030	210,000	191,227
TransCanada PipeLines, Ltd. 4.25%, 5/15/2028	140,000	129,802
Williams Cos., Inc.:
2.60%, 3/15/2031	159,000	124,278
3.75%, 6/15/2027	150,000	138,066
		3,264,446
REAL ESTATE INVESTMENT TRUSTS — 0.3%
American Tower Corp. 3.80%, 8/15/2029	168,000	147,229
VICI Properties LP 5.13%, 5/15/2032	160,000	140,701
		287,930
RETAIL — 3.2%
Costco Wholesale Corp. 1.60%, 4/20/2030	174,000	139,582
Home Depot, Inc.:
2.70%, 4/15/2030	147,000	125,404
2.95%, 6/15/2029	189,000	166,824
3.35%, 4/15/2050	160,000	114,850
3.63%, 4/15/2052	137,000	103,520
4.25%, 4/1/2046	175,000	146,920
5.88%, 12/16/2036	315,000	326,885
Lowe's Cos., Inc.:
2.63%, 4/1/2031	162,000	129,953
3.00%, 10/15/2050	169,000	104,138
3.10%, 5/3/2027	147,000	134,684
3.65%, 4/5/2029	147,000	132,051
3.75%, 4/1/2032	147,000	127,016
4.05%, 5/3/2047	150,000	112,712
4.25%, 4/1/2052	152,000	116,466
McDonald's Corp.:
Series MTN, 3.63%, 9/1/2049	164,000	120,250
Series MTN, 3.70%, 1/30/2026	169,000	162,908
Series MTN, 4.88%, 12/9/2045	189,000	167,048

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Target Corp. 2.25%, 4/15/2025	$147,000	$138,555
Walmart, Inc.:
1.80%, 9/22/2031	190,000	151,238
2.65%, 9/22/2051	157,000	106,472
3.70%, 6/26/2028	147,000	139,378
4.05%, 6/29/2048	175,000	151,987
		3,118,841
SEMICONDUCTORS — 0.5%
Broadcom, Inc.:
3.14%, 11/15/2035 (a)	336,000	235,387
3.47%, 4/15/2034 (a)	336,000	252,019
		487,406
SOFTWARE — 4.3%
Fiserv, Inc. 3.50%, 7/1/2029	315,000	274,292
Microsoft Corp.:
2.40%, 8/8/2026	405,000	374,929
2.53%, 6/1/2050	600,000	395,564
2.68%, 6/1/2060	388,000	245,318
2.92%, 3/17/2052	650,000	459,297
3.30%, 2/6/2027	400,000	380,920
Oracle Corp.:
2.50%, 4/1/2025	357,000	332,752
2.65%, 7/15/2026	300,000	269,804
2.88%, 3/25/2031	336,000	264,626
2.95%, 4/1/2030	336,000	269,997
3.60%, 4/1/2040	300,000	203,439
3.60%, 4/1/2050	462,000	289,117
3.85%, 4/1/2060	357,000	216,718
3.95%, 3/25/2051	336,000	223,213
		4,199,986
TELECOMMUNICATIONS — 8.1%
AT&T, Inc.:
2.55%, 12/1/2033	378,000	280,939
3.50%, 9/15/2053	777,000	516,892
3.55%, 9/15/2055	727,000	477,023
3.65%, 6/1/2051	315,000	215,118
3.65%, 9/15/2059	672,000	437,166
3.80%, 12/1/2057	609,000	411,886
4.30%, 2/15/2030	315,000	287,612
4.35%, 3/1/2029	295,000	275,857
T-Mobile USA, Inc.:
3.50%, 4/15/2025	300,000	287,005
3.75%, 4/15/2027	420,000	387,778
3.88%, 4/15/2030	714,000	631,456
Verizon Communications, Inc.:
2.10%, 3/22/2028	290,000	244,599
2.36%, 3/15/2032	450,000	345,543
Security Description	Principal Amount	Value
2.55%, 3/21/2031	$441,000	$352,562
2.65%, 11/20/2040	300,000	194,577
2.99%, 10/30/2056	358,000	213,471
3.40%, 3/22/2041	378,000	277,214
3.55%, 3/22/2051	462,000	325,401
3.70%, 3/22/2061	367,000	249,965
4.02%, 12/3/2029	399,000	361,814
4.13%, 3/16/2027	336,000	321,377
4.33%, 9/21/2028	441,000	415,161
Vodafone Group PLC 4.38%, 5/30/2028	300,000	282,481
		7,792,897
TRANSPORTATION — 0.4%
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	147,000	135,912
2.45%, 12/2/2031	147,000	117,627
3.10%, 12/2/2051	189,000	124,289
		377,828
TOTAL CORPORATE BONDS & NOTES (Cost $103,703,432)		95,446,386
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (Cost $484,286)	484,224	484,321
TOTAL INVESTMENTS — 99.1% (Cost $104,187,718)		95,930,707
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		849,611
NET ASSETS — 100.0%		$96,780,318
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.1% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$95,446,386	$—	$95,446,386
Short-Term Investment	484,321	—	—	484,321
TOTAL INVESTMENTS	$484,321	$95,446,386	$—	$95,930,707

Affiliate Table
	Number of Shares Held at 5/12/2022*	Value at 5/12/2022*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$1,776,584	$1,292,265	$(33)	$35	484,224	$484,321	$1,053
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of September 30, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities.Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2022 are disclosed in the Schedules of Investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings.
Other information regarding the Fund's is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.